UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08239

ProFunds
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000	Bethesda, MD	20814
(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(240) 497-6400

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2010

Item 1.   Reports to Stockholders.

ProFunds

Money Market ProFund

JUNE 30, 2010

Semiannual Report

Table of Contents

1 Message from the Chairman
3 Allocation of Portfolio Holdings and Expense Examples
7 Financial Statements and Financial Highlights
12 Notes to Financial Statements
17 Cash Management Portfolio

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Message from the Chairman

Dear Shareholder:

I am pleased to present the Semiannual Report to shareholders of Money Market ProFund for the six months ended June 30, 2010.

A Mixed Picture for U.S. Stocks and Bonds

Following a strong recovery in 2009, U.S. stock prices reversed course during the first half of 2010. Large-cap and mid-cap stocks fell 6.7% and 1.4%, respectively, as measured by the S&P 500® and S&P MidCap 400® Indexes. Small-cap stocks tracked by the Russell 2000® Index declined 1.9%. Stock market volatility as measured by the CBOE VIX increased significantly, from 21.7 at the beginning of the year to 34.5 at the end of June.

U.S. bonds posted gains during the period, with the 10-year and 30-year Treasury adding 9.9% and 15.7%, respectively, as measured by the Ryan Labs 10- and 30-Year Bond Indexes. Corporate bonds generated a positive return of 5.3% as tracked by the Barclays Capital U.S. Aggregate Bond Index®.

Economy Showing Gradual Improvement

The U.S. economy continued to recover gradually during the first half of 2010. Gross Domestic Product (GDP) increased at a 2.7% annual rate in the first quarter of 2010, according to the U.S. Department of Commerce. The Federal Reserve indicated it would likely maintain the target range for the federal funds rate between 0% and 0.25%, and would possibly keep rates low for an extended period. Keeping in line with the Fed’s target rate, money market yields remained close to 0% during the six-month period.

We appreciate the trust you have placed in us by choosing ProFunds and look forward to continuing to serve your investing needs.

Sincerely,

Michael L. Sapir
Chairman of the Board of Trustees

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Allocation of Portfolio Holdings and Expense Examples

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Allocation of Portfolio Holdings :: Expense Examples (unaudited) :: Money Market ProFund :: 5

Investment Objective:  The Money Market ProFund seeks a high level of current income consistent with liquidity and preservation of capital.

An investment in this Fund is neither guaranteed nor insured by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Allocation of Portfolio Holdings (unaudited) :: June 30, 2010

Money Market ProFund Market Exposure

% of
Investment Type	Net Assets

Investment in Cash
Management Portfolio(a)	101%

Total Exposure	101%

(a)	The Cash Management Portfolio holdings are included in the accompanying financial statements of the Portfolio.

Cash Management Portfolio Asset
Allocation(a)
Investment Type	% of Net Assets

Commercial Paper	35%
Time Deposits	18%
Certficates of Deposit and Bank Notes	17%
Short-Term Notes	13%
Government & Agency Obligations	10%
Municipal Bonds and Notes	4%
Repurchase Agreements	2%
Supranational	1%

Total	100%

Expense Examples (unaudited) :: June 30, 2010

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including wire redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses (including expenses allocated from the Cash Management Portfolio). These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the Hypothetical Expense table is useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at January 1, 2010 and held for the entire period from January 1, 2010 through June 30, 2010.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/10	6/30/10	1/1/10 - 6/30/10	1/1/10 - 6/30/10

Money Market ProFund – Investor Class	$1,000.00	$1,000.10	$0.60	0.12%
Money Market ProFund – Service Class	1,000.00	1,000.10	0.60	0.12%
Money Market ProFund – Class A	1,000.00	1,000.10	0.60	0.12%

*

Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return turn. of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/10	6/30/10	1/1/10 - 6/30/10	1/1/10 - 6/30/10

Money Market ProFund – Investor Class	$1,000.00	$1,024.20	$0.60	0.12%
Money Market ProFund – Service Class	1,000.00	1,024.20	0.60	0.12%
Money Market ProFund – Class A	1,000.00	1,024.25	0.60	0.12%

*

Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

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Financial Statements :: Money Market ProFund :: 9

Statement of Assets and Liabilities (unaudited) :: June 30, 2010

ASSETS:
Investment in Cash Management Portfolio, at value	$638,750,547
Receivable for capital shares issued	24,204,086
Receivable from Advisor	262,135
Prepaid expenses	70,067

TOTAL ASSETS	663,286,835

LIABILITIES:
Payable for capital shares redeemed	27,628,863
Administration fees payable	15,129
Distribution and services fees payable-Service Class	118,483
Distribution and services fees payable-Class A	293
Trustee fees payable	28
Transfer agency fees payable	357,463
Fund accounting fees payable	5,000
Compliance services fees payable	2,233
Service fees payable	13,276
Other accrued expenses	161,315

TOTAL LIABILITIES	28,302,083

NET ASSETS	$634,984,752

NET ASSETS CONSIST OF:
Capital	$635,150,608
Distributions in excess of net investment income	(90)
Accumulated net realized gains (losses) on investments	(165,766)

NET ASSETS	$634,984,752

INVESTOR CLASS:
Net Assets	$469,920,969
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	469,999,171
Net Asset Value (offering and redemption price per share)	$1.00

SERVICE CLASS:
Net Assets	$164,447,015
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	164,466,173
Net Asset Value (offering and redemption price per share)	$1.00

CLASS A:
Net Assets	$616,768
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	617,139
Net Asset Value (offering and redemption price per share)	$1.00

Statement of Operations (unaudited) :: For the six months ended June 30, 2010

INVESTMENT INCOME:
Interest	$841,105	(a)
Expenses(b)	(437,531	)(a)

TOTAL INVESTMENT INCOME	403,574

EXPENSES:
Management services fees	1,020,267
Administration fees	79,715
Distribution and services fees-Service Class	597,423
Distribution and services fees-Class A	439
Transfer agency fees	890,615
Administrative services fees	64,477
Registration and filing fees	68,254
Fund accounting fees	5,000
Trustee fees	2,936
Compliance services fees	3,244
Service fees	64,921
Other fees	25,671

Total Gross Expenses before reductions	2,822,962
Less Expenses reduced by the Advisor	(2,479,372)

TOTAL NET EXPENSES	343,590

NET INVESTMENT INCOME	59,984

REALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(2,016	)(a)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$57,968

(a)	Allocated from Cash Management Portfolio
(b)	For the six months ended June 30, 2010, the Advisor to the Cash Management Portfolio waived fees, of which $56,896 was allocated to the Money Market ProFund on a pro-rated basis.

See accompanying notes to the financial statements.

10 :: Money Market ProFund :: Financial Statements

Statements of Changes in Net Assets

	For the
	six months ended	For the
	June 30, 2010	year ended
	(unaudited)	December 31, 2009

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income	$59,984	$341,697
Net realized gains (losses) on investments	(2,016)	56,131

Change in net assets resulting from operations	57,968	397,828

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	(47,725)	(290,178)
Service Class	(12,256)	(33,025)
Class A	(93)	(226)

Change in net assets resulting from distributions	(60,074)	(323,429)

CAPITAL TRANSACTIONS:
Proceeds from shares issued
Investor Class	3,620,183,592	9,846,428,166
Service Class	858,127,897	1,713,616,996
Class A	1,065,519	5,370,679
Dividends reinvested
Investor Class	46,330	280,806
Service Class	12,018	32,632
Class A	91	221
Value of shares redeemed
Investor Class	(3,659,891,769)	(9,917,653,041)
Service Class	(798,326,855)	(1,732,712,013)
Class A	(1,034,505)	(5,409,074)

Change in net assets resulting from capital transactions	20,182,318	(90,044,628)

Change in net assets	20,180,212	(89,970,229)

NET ASSETS:
Beginning of period	614,804,540	704,774,769

End of period	$634,984,752	$614,804,540

Accumulated (distributions in excess of) net investment income	$(90)	$—

SHARE TRANSACTIONS:
Issued
Investor Class	3,620,061,646	9,846,428,063
Service Class	858,178,006	1,713,616,996
Class A	1,067,032	5,370,679
Reinvested
Investor Class	46,330	280,806
Service Class	12,018	32,632
Class A	91	221
Redeemed
Investor Class	(3,659,891,769)	(9,917,653,041)
Service Class	(798,326,855)	(1,732,712,013)
Class A	(1,034,505)	(5,409,074)

Change in shares	20,111,994	(90,044,731)

See accompanying notes to the financial statements.

Financial Statements :: Money Market ProFund :: 11

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

								Distributions to
		Investment Activities						Shareholders From					Ratios to Average Net Assets				Supplemental Data

	Net Asset			Net Realized						Net Asset
	Value,	Net		Gains		Total from		Net		Value,						Net	Net Assets,
	Beginning	Investment		(Losses) on		Investment		Investment	Total	End of	Total		Gross	Net		Investment	End of Period
	of Period	Income(a)		Investments(a)		Activities		Income	Distributions	Period	Return		Expenses(a),(b),(c)	Expenses(a),(b)		Income(a),(b)	(000’s)

Money Market ProFund

Investor Class
Six Months Ended
June 30, 2010 (unaudited)	$1.000	—	(d)	—	(d)	—	(d)	— (d)	— (d)	$1.000	0.01	%(e)	0.76%	0.12	%(f)	0.02%	$469,921
Year Ended December 31, 2009	$1.000	0.001		—	(d)	0.001		(0.001)	(0.001)	$1.000	0.05%		0.97%	0.55	%(f)	0.06%	$509,584
Year Ended December 31, 2008	$1.000	0.021		—	(d)	0.021		(0.021)	(0.021)	$1.000	2.08%		0.84%	0.84%		2.09%	$580,465
Year Ended December 31, 2007	$1.000	0.045		—	(d)	0.045		(0.045)	(0.045)	$1.000	4.63%		0.83%	0.83%		4.50%	$595,106
Year Ended December 31, 2006	$1.000	0.042		—	(d)	0.042		(0.042)	(0.042)	$1.000	4.25%		0.85%	0.85%		4.19%	$511,709
Year Ended December 31, 2005	$1.000	0.024		—	(d)	0.024		(0.024)	(0.024)	$1.000	2.46%		0.85%	0.85%		2.43%	$515,282
Service Class
Six Months Ended
June 30, 2010 (unaudited)	$1.000	—	(d)	—	(d)	—	(d)	— (d)	— (d)	$1.000	0.01	%(e)	1.76%	0.12	%(f)	0.02%	$164,447
Year Ended December 31, 2009	$1.000	—	(d)	—	(d)	—	(d)	— (d)	— (d)	$1.000	0.03%		1.39%	0.58	%(f)	0.03%	$104,635
Year Ended December 31, 2008	$1.000	0.011		—	(d)	0.011		(0.011)	(0.011)	$1.000	1.09%		1.80%	1.80%		1.13%	$123,685
Year Ended December 31, 2007	$1.000	0.035		—	(d)	0.035		(0.035)	(0.035)	$1.000	3.59%		1.83%	1.83%		3.50%	$107,138
Year Ended December 31, 2006	$1.000	0.032		—	(d)	0.032		(0.032)	(0.032)	$1.000	3.22%		1.85%	1.85%		3.19%	$75,663
Year Ended December 31, 2005	$1.000	0.014		—	(d)	0.014		(0.014)	(0.014)	$1.000	1.45%		1.85%	1.85%		1.43%	$111,158
Class A
Six Months Ended
June 30, 2010 (unaudited)	$1.000	—	(d)	—	(d)	—	(d)	— (d)	— (d)	$1.000	0.01	%(e)	0.86%	0.12	%(f)	0.02%	$617
Year Ended December 31, 2009	$1.000	—	(d)	—	(d)	—	(d)	— (d)	— (d)	$1.000	0.03%		0.99%	0.57	%(f)	0.04%	$586
Year Ended December 31, 2008	$1.000	0.018		—	(d)	0.018		(0.018)	(0.018)	$1.000	1.78%		1.09%	1.09%		1.84%	$624
Year Ended December 31, 2007	$1.000	0.043		—	(d)	0.043		(0.043)	(0.043)	$1.000	4.37%		1.08%	1.08%		4.25%	$2,175
July 3, 2006 through
December 31, 2006(g)	$1.000	0.020		—	(d)	0.020		(0.020)	(0.020)	$1.000	2.03	%(e)	1.10%	1.10%		3.94%	$489

(a)	Per share amounts and percentages include the applicable allocation from the Cash Management Portfolio.
(b)	Annualized for periods less than one year.
(c)

For the period ended June 30, 2010, the years ended December 31, 2009, December 31, 2008 and December 31, 2007, the Advisor to the Cash Management Portfolio waived fees which were allocated to the Money Market ProFund on a pro-rata basis. The corresponding impact to the gross expense ratio would be an increase of 0.02%, 0.03%, 0.04% and 0.02%, respectively, if included.

(d)	Amount is less than $0.0005.
(e)	Not annualized for periods less than one year.
(f)	The expense ratio for the period reflects the deduction of certain expenses to maintain a certain minimum net yield.
(g)	Period from commencement of operations.

See accompanying notes to the financial statements.

12 :: Money Market ProFund :: Notes to Financial Statements :: June 30, 2010 (unaudited)

1.	Organization

ProFunds (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. The accompanying financial statements relate to the Money Market ProFund (the “ProFund”). The ProFund offers three classes of shares: the Investor Class, Service Class and Class A. Effective October 1, 2010, Class A shares will no longer be available for purchase and exchange. The ProFund is a feeder fund in a master-feeder fund structure and seeks to achieve its objective by investing all of its investable assets in the Cash Management Portfolio (the “Portfolio”), an open-end management investment company that is advised by Deutsche Investment Management Americas, Inc. and has the same investment objective as the ProFund. The percentage of the Portfolio’s interests owned by the ProFund as of June 30, 2010 was approximately 2.2%. The financial statements of the Portfolio, including its schedule of portfolio investments, are included in this report and should be read in conjunction with the ProFund’s financial statements.

Each class of shares has identical rights and privileges except with respect to the fees paid under the Distribution and Shareholder Services Plan and voting rights on matters affecting a single class of shares.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFund. However, based on experience, the ProFund expects any risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the ProFund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates. Management has evaluated events and transactions through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements.

Investment Valuation

The ProFund records its investment in the Portfolio at fair value, which represents its proportionate ownership of the value of the Portfolio’s net assets.

The inputs used for valuing the ProFund’s investments are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the ProFund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

As of June 30, 2010, the ProFund’s $638,750,547 investment in the Portfolio, which is an investment company, is based on Level 2 inputs as defined above. There were no Level 1 or 3 investments held by the ProFund at June 30, 2010.

The Trust recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1, 2 or 3 as of June 30, 2010 from the valuation input levels used on March 31, 2010.

Investment Transactions and Related Income

The ProFund records daily its proportionate share of the Portfolio’s income, expenses and realized gains and losses. In Addition , the ProFund accrues its own expenses.

Allocations

Expenses directly attributable to the ProFund are charged to the ProFund, while expenses which are attributable to fund in the Trust, or jointly with an affiliate, are allocated among the respective funds in the Trust and/or affiliate based upon relative net assets or another reasonable basis.

June 30, 2010 (unaudited) :: Notes to Financial Statements :: Money Market ProFund :: 13

The investment income, expenses (other than class specific expenses charged to a class), realized gains and losses on investments of the ProFund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized gains and losses are incurred.

Distributions to Shareholders

The ProFund declares distributions from net investment income daily and pays the dividends on a monthly basis. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, distribution reclassification, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require a reclassification.

Federal Income Taxes

The ProFund intends to continue to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFund intends to make timely distributions in order to avoid tax liability. The ProFund has a tax year end of December 31 st.

Management of the ProFund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

3.	Fees and Transactions with Affiliates

The Advisor serves as the investment advisor of the ProFund for an annual fee equal to 0.35% of the average daily net assets of the ProFund, although no fee is payable under the agreement unless the master-feeder relationship with the Portfolio is terminated and the Advisor directly invests the assets of the ProFund. Deutsche Investment Management Americas, Inc. (“DIMA”) is the investment advisor to the Portfolio in which the ProFund invests its assets. DIMA has committed to provide ProFunds Distributors, Inc. with additional resources to enhance the visibility and distribution of the ProFund and other funds in the Trust, given that the sale of shares of the funds in the Trust is likely to increase the size of the ProFund.

Citi Fund Services Ohio, Inc. (“Citi”), a wholly owned subsidiary of Citi Fund Services, Inc., acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust pays Citi an annual fee based on the Trust’s and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05% and a base fee for certain filings. Administration fees include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust’s compliance program. Citi also acts as transfer agent for the Trust for which it receives additional fees. As transfer agent for the Trust, Citi receives a base fee, account and service charges and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of the Advisor, serves as the Trust’s distributor.

Under a Distribution and Shareholder Services Plan (the “Plan”), adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, the ProFund may pay financial intermediaries such as broker-dealers, investment advisors (“Authorized Firms”) and ProFunds Distributors, Inc. up to 1.00%, on an annualized basis, of the average daily net assets attributable to Service Class shares as compensation for service and distribution-related activities and/or shareholder services with respect to Service Class shares.

Under the Plan, Class A shares are authorized to pay a fee at an annual rate not to exceed 0.40% of average daily net assets attributable to Class A shares as compensation for service and distribution-related activities and for shareholder services in accordance with applicable law. Currently, the Trustees have approved the payment of up to 0.25% of the ProFund’s average daily net assets attributable to Class A shares as compensation for shareholder services and have authorized no payments as compensation for service and distribution-related activities with respect to Class A shares. The Trustees may approve additional payments for service and distribution-related services when the Trustees believe that it is in, or not opposed to, the best interest of Class A shareholders to do so.

During the period ended June 30, 2010, the ProFund paid an amount less than 0.25% on an annualized basis of the average daily net assets attributed to Class A. Had the ProFund paid an amount equal to 0.25% of the average daily net assets attributable to Class A shares, the Distribution and Service Fees would have been $1,163 for the period ended June 30, 2010.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFund. For these services, the ProFund pays the Advisor a fee at the annual rate of 0.35% of its average daily net assets for providing feeder fund management and administrative services to the ProFund.

14 :: Money Market ProFund :: Notes to Financial Statements :: June 30, 2010 (unaudited)

The Advisor, pursuant to a separate Services Agreement, performs certain services related to the operation and maintenance of a shareholder trading platform. For these services, the Trust pays the Advisor a monthly base fee as reflected on the Statement of Operations as “Service fees.”

The ProFund pays fees to certain intermediaries or financial institutions for record keeping, sub-accounting services, transfer agency and other administrative services as reflected on the Statement of Operations as “Administrative services fees.”

The Advisor has contractually agreed to waive management services fees, and if necessary, reimburse certain other expenses of the ProFund for the periods from May 1, 2009 through April 30,2010 and May 1, 2010 through April 30,2011 to the extent necessary to maintain a certain minimum net yield as determined by the Advisor.

The Advisor may recoup the management services fees contractually waived or limited and other expenses reimbursed by it within three years from the minimum yield limit period in which they were taken.Such repayments shall be made monthly, but only to the extent that such repayments would not cause the net yield of each Class of the ProFund to fall below the highest previously determined minimum yield. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reduced by the Advisor.” As of June 30, 2010, the recoupments that may potentially be made by the ProFund are as follows:

	Expires	Expires
	4/30/13	4/30/14

Money Market ProFund – Fund Level	$3,724,228	$650,447
Money Market ProFund – Service Class	863,645	232,156
Money Market ProFund – Class A	404	84

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust’s Chief Compliance Officer, such Officers and Trustee receive no compensation from the Trust for serving in their respective roles. The Trust, together with the Access One and affiliated Trusts, will pay each Independent Trustee compensation for his services as Trustee at the annual rate of $133,500. Independent Trustees will also receive $6,375 for attending each regular quarterly in-person meeting, $3,000 for attending each special in-person meeting and $3,000 for attending each telephonic meeting. Each of the two Independent Trustees were compensated $85,500 ($171,000 total) in meeting and retainer fees, plus the reimbursement for certain expenses incurred, in aggregate from the Trust, A ccess One and affiliated Trusts for the period ended June 30,2010. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the ProFund reimburses the Advisor for its related compensation and certain other expenses incurred as reflected on the Statement of Operations as “Compliance services fees.”

4.	Federal Income Tax Information

As of the latest tax year end of December 31, 2009, the ProFund had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.

Expires
12/31/16

Money Market ProFund	$163,750

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2009, which may differ from the amounts noted in the Statements of Changes in Net Assets because of tax rules, were as follows:

		Total
	Ordinary	Distributions
	Income	Paid

December 31, 2009
Money Market ProFund	$323,429	$323,429

As of the latest tax year end of December 31, 2009, the components of accumulated earnings (deficit) on a tax basis were as follows:

Total
	Undistributed	Undistributed		Accumulated	Unrealized	Accumulated
	Ordinary	Long-Term	Distributions	Capital and	Appreciation	Earnings
	Income	Capital Gains	Payable	Other Losses	(Depreciation)	(Deficit)

Money Market ProFund	$–	$–	$–	$(163,750)	$–	$(163,750)

June 30, 2010 (unaudited) :: Notes to Financial Statements :: Money Market ProFund :: 15

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2010.

At June 30, 2010, the cost and net unrealized appreciation (depreciation) on securities, for federal income tax purposes, were as follows:

		Tax
	Tax	Unrealized
	Cost	Appreciation

Money Market ProFund	$638,750,547	$—

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June 30, 2010 (unaudited) :: Investment Portfolio :: Cash Management Portfolio :: 19

Investment Portfolio (unaudited)

Certificates of Deposit and Bank Notes 16.9%
	Principal
	Amount	Value

Bank of Nova Scotia:
0.28%, 8/2/2010	$50,000,000	$49,999,556
0.46%, 8/31/2010	42,000,000	42,002,131
Bank of Tokyo-Mitsubishi UFJ Ltd.:
0.3%, 7/13/2010	28,000,000	28,000,000
0.3%, 7/19/2010	150,000,000	150,000,000
0.32%, 7/21/2010	50,000,000	50,000,000
0.39%, 7/23/2010	125,000,000	125,000,000
0.45%, 7/30/2010	35,000,000	35,000,282
Credit Agricole SA:
0.35%, 8/2/2010	200,000,000	200,000,000
0.54%, 8/6/2010	300,000,000	300,000,000
Credit Industriel et Commercial,
0.445%, 7/21/2010	157,000,000	157,000,000
Dexia Credit Local,
0.45%, 7/6/2010	115,000,000	115,000,000
DnB NOR Bank ASA,
0.46%, 8/24/2010	112,400,000	112,400,000
Intesa Sanpaolo SpA:
0.3%, 8/2/2010	100,000,000	100,000,000
0.33%, 7/7/2010	275,000,000	275,000,000
KBC Bank NV:
0.5%, 7/15/2010	200,000,000	200,000,000
0.52%, 7/23/2010	93,500,000	93,500,000
0.6%, 8/16/2010	80,000,000	80,000,000
0.6%, 8/24/2010	300,000,000	300,000,000
0.66%, 8/17/2010	175,000,000	175,000,000
Landeskreditbank Baden-Wuerttemberg Foerderbank,
4.25%, 9/15/2010	113,000,000	113,889,471
Mizuho Corporate Bank Ltd.:
0.42%, 7/12/2010	65,000,000	65,000,000
0.5%, 10/4/2010	150,000,000	150,000,000
Natixis:
0.37%, 7/6/2010	100,000,000	100,000,139
0.44%, 8/17/2010	169,500,000	169,500,000
0.53%, 8/2/2010	170,000,000	170,000,000
Nordea Bank Finland PLC:
0.31%, 8/4/2010	100,000,000	100,000,000
0.45%, 8/24/2010	140,000,000	140,000,000
0.75%, 9/23/2010	75,500,000	75,500,000
NRW.Bank,
5.375%, 7/19/2010	25,000,000	25,062,000
Skandinaviska Enskilda Banken AB,
0.4%, 7/15/2010	257,750,000	257,750,000
Sumitomo Mitsui Banking Corp.:
0.41%, 7/8/2010	123,000,000	123,000,000
0.42%, 7/7/2010	84,700,000	84,700,000
0.42%, 7/12/2010	150,000,000	150,000,000
Svensk Exportkredit AB,
4.5%, 9/27/2010	30,000,000	30,276,424
Svenska Handelsbanken AB:
0.45%, 9/23/2010	55,000,000	55,001,282
0.46%, 8/24/2010	316,000,000	316,000,000
UBS AG, 0.56%, 10/1/2010	125,000,000	125,000,000

TOTAL CERTIFICATES OF DEPOSIT AND BANK NOTES
(Cost $4,838,581,285)		4,838,581,285

Commercial Paper 35.0%

Issued at Discount**
Alpine Securitization, 144A,
0.35%, 7/9/2010	200,000,000	199,984,444
Amstel Funding Corp.:
0.55%, 7/26/2010	58,000,000	57,977,847
0.57%, 8/23/2010	15,000,000	14,987,413
0.65%, 7/26/2010	147,800,000	147,733,285
Argento Variable Funding:
144A, 0.34%, 7/23/2010	89,350,000	89,331,435
144A, 0.39%, 8/24/2010	150,800,000	150,711,782
144A, 0.4%, 8/24/2010	100,000,000	99,940,000
AT&T, Inc.,
0.19%, 7/13/2010	100,000,000	99,993,667
BPCE SA:
0.41%, 8/4/2010	161,500,000	161,437,464
0.64%, 9/24/2010	100,000,000	99,848,889
Cancara Asset Securitisation LLC:
144A, 0.31%, 7/19/2010	79,000,000	78,987,755
144A, 0.56%, 9/7/2010	65,000,000	64,931,244
Citibank Credit Card Issuance Trust, 144A,
0.39%, 7/6/2010	95,000,000	94,994,854
Danske Corp.:
144A, 0.42%, 7/26/2010	150,000,000	149,956,250
144A, 0.6%, 10/25/2010	140,000,000	139,729,333
DnB NOR Bank ASA,
0.2%, 7/6/2010	6,291,000	6,290,825
ENI Finance USA, Inc.,
0.38%, 7/15/2010	125,000,000	124,981,528
Fairway Finance LLC, 144A,
0.48%, 9/7/2010	2,105,000	2,103,091
General Electric Capital Corp.:
0.37%, 8/18/2010	175,000,000	174,913,667
0.46%, 9/7/2010	150,000,000	149,869,667
0.48%, 9/8/2010	100,000,000	99,908,000
0.52%, 10/14/2010	123,000,000	122,813,450
General Electric Capital Services, Inc.:
0.45%, 9/23/2010	100,000,000	99,895,000
0.52%, 10/15/2010	100,000,000	99,846,889
Grampian Funding LLC:
144A, 0.31%, 7/12/2010	100,000,000	99,990,528
144A, 0.32%, 7/1/2010	75,000,000	75,000,000
144A, 0.32%, 7/21/2010	75,000,000	74,986,667
144A, 0.32%, 7/22/2010	54,000,000	53,989,920
144A, 0.45%, 7/27/2010	100,000,000	99,967,500
144A, 0.49%, 8/2/2010	305,000,000	304,867,155
Hannover Funding Co., LLC:
0.37%, 7/22/2010	56,350,000	56,337,838
0.5%, 7/23/2010	28,000,000	27,991,444
0.52%, 8/3/2010	27,700,000	27,686,796
0.52%, 8/19/2010	73,000,000	72,948,332
ING (US) Funding LLC,
0.3%, 7/1/2010	5,000,000	5,000,000
Johnson & Johnson:
144A, 0.17%, 8/5/2010	47,500,000	47,492,149
144A, 0.22%, 7/1/2010	100,000,000	100,000,000
144A, 0.22%, 8/2/2010	100,000,000	99,980,444
144A, 0.29%, 8/9/2010	50,000,000	49,984,292
JPMorgan Chase & Co.,
0.25%, 7/26/2010	182,750,000	182,718,273
KBC Financial Products International Ltd.:
144A, 0.45%, 7/23/2010	50,000,000	49,986,250
144A, 0.49%, 7/26/2010	46,548,000	46,532,161
144A, 0.5%, 8/9/2010	50,000,000	49,972,917
144A, 0.5%, 8/10/2010	38,500,000	38,478,611

20 :: Cash Management Portfolio :: Investment Portfolio :: June 30, 2010 (unaudited)

Commercial Paper, continued

	Principal
	Amount	Value

Liberty Street Funding LLC, 144A,
0.34%, 7/1/2010	$42,000,000	$42,000,000
LMA Americas LLC, 144A,
0.4%, 7/20/2010	40,000,000	39,991,556
Microsoft Corp.:
0.18%, 7/28/2010	25,000,000	24,996,625
0.19%, 7/21/2010	72,000,000	71,992,400
Natixis Commercial Paper Corp.,
0.42%, 8/19/2010	150,000,000	149,914,250
Nestle Capital Corp.:
0.27%, 9/13/2010	41,125,000	41,102,176
0.29%, 9/21/2010	100,000,000	99,933,944
Nestle Finance International Ltd.:
0.26%, 7/13/2010	83,000,000	82,992,807
0.27%, 8/24/2010	100,000,000	99,959,500
0.27%, 8/25/2010	98,650,000	98,609,307
New York Life Capital Corp.:
144A, 0.26%, 7/8/2010	5,000,000	4,999,747
144A, 0.26%, 7/13/2010	15,005,000	15,003,700
144A, 0.26%, 7/23/2010	39,537,000	39,530,718
144A, 0.27%, 7/1/2010	70,019,000	70,019,000
Nieuw Amsterdam Receivables Corp.:
144A, 0.36%, 7/20/2010	50,000,000	49,990,500
144A, 0.4%, 7/1/2010	169,771,000	169,771,000
144A, 0.4%, 7/12/2010	125,000,000	124,984,722
144A, 0.4%, 7/16/2010	100,000,000	99,983,333
144A, 0.45%, 8/2/2010	100,000,000	99,960,000
NRW.Bank:
0.25%, 7/6/2010	21,000,000	20,999,271
0.29%, 7/6/2010	68,000,000	67,997,261
0.31%, 7/22/2010	100,000,000	99,981,917
0.4%, 9/14/2010	140,000,000	139,883,333
0.42%, 10/6/2010	38,000,000	37,956,997
0.45%, 7/8/2010	188,500,000	188,483,506
PepsiCo, Inc.:
0.15%, 7/16/2010	50,000,000	49,996,875
0.16%, 7/15/2010	50,000,000	49,996,889
0.16%, 7/16/2010	50,000,000	49,996,667
Procter & Gamble Co.,
0.16%, 7/30/2010	50,000,000	49,993,556
Procter & Gamble International Funding SCA:
144A, 0.17%, 7/21/2010	50,000,000	49,995,278
144A, 0.18%, 7/7/2010	2,000,000	1,999,940
144A, 0.18%, 7/15/2010	30,000,000	29,997,900
144A, 0.2%, 7/2/2010	60,000,000	59,999,667
144A, 0.27%, 7/16/2010	92,000,000	91,989,650
Regency Markets No. 1 LLC, 144A,
0.37%, 7/20/2010	100,000,000	99,980,472
Romulus Funding Corp.:
144A, 0.45%, 7/12/2010	35,000,000	34,995,188
144A, 0.45%, 7/13/2010	35,000,000	34,994,750
144A, 0.47%, 7/7/2010	25,000,000	24,998,042
144A, 0.5%, 7/7/2010	50,000,000	49,995,833
144A, 0.5%, 7/16/2010	64,040,000	64,026,658
144A, 0.5%, 7/23/2010	25,000,000	24,992,361
144A, 0.51%, 7/2/2010	112,000,000	111,998,413
Salisbury Receivables Co., LLC, 144A,
0.34%, 7/22/2010	43,500,000	43,491,372
Scaldis Capital LLC:
0.4%, 7/12/2010	150,000,000	149,981,667
0.4%, 7/20/2010	50,000,000	49,989,444
0.49%, 8/5/2010	92,000,000	91,956,172
Sheffield Receivables Corp.:
144A, 0.3%, 7/23/2010	100,000,000	99,981,667
144A, 0.35%, 8/3/2010	110,000,000	109,964,708
144A, 0.4%, 7/20/2010	100,000,000	99,978,889
144A, 0.42%, 8/3/2010	61,000,000	60,976,515
144A, 0.42%, 8/4/2010	50,000,000	49,980,167
Skandinaviska Enskilda Banken AB,
0.23%, 7/7/2010	247,350,000	247,340,518
Standard Chartered Bank,
0.62%, 9/10/2010	75,000,000	74,908,292
Starbird Funding Corp.:
144A, 0.05%, 7/1/2010	125,000,000	125,000,000
144A, 0.3%, 7/19/2010	50,000,000	49,992,500
144A, 0.3%, 7/20/2010	50,000,000	49,992,083
144A, 0.3%, 7/22/2010	8,000,000	7,998,600
Straight-A Funding LLC:
144A, 0.24%, 7/1/2010	41,771,000	41,771,000
144A, 0.25%, 7/6/2010	70,000,000	69,997,570
144A, 0.25%, 7/8/2010	59,776,000	59,773,094
144A, 0.26%, 7/12/2010	100,072,000	100,064,050
144A, 0.3%, 8/2/2010	130,858,000	130,823,104
144A, 0.32%, 7/19/2010	50,000,000	49,992,000
144A, 0.35%, 7/13/2010	80,061,000	80,051,660
144A, 0.35%, 8/24/2010	80,000,000	79,958,000
144A, 0.4%, 8/13/2010	37,000,000	36,982,322
144A, 0.4%, 9/14/2010	123,055,000	122,952,454
144A, 0.42%, 9/2/2010	30,062,000	30,039,904
144A, 0.43%, 8/23/2010	100,000,000	99,936,694
Tasman Funding, Inc.:
144A, 0.39%, 7/22/2010	69,919,000	69,903,093
144A, 0.4%, 7/1/2010	73,556,000	73,556,000
144A, 0.42%, 7/1/2010	20,000,000	20,000,000
Tempo Finance Corp.:
144A, 0.38%, 7/1/2010	18,000,000	18,000,000
144A, 0.4%, 7/6/2010	56,400,000	56,396,867
Total Capital Canada Ltd., 144A,
0.42%, 9/3/2010	21,180,000	21,164,186
Toyota Credit Canada, Inc.,
0.47%, 8/6/2010	18,000,000	17,991,540
Toyota Credit de Puerto Rico,
0.4%, 8/30/2010	50,000,000	49,966,667
Toyota Motor Credit Corp.:
0.37%, 7/15/2010	90,000,000	89,987,050
0.4%, 7/22/2010	78,000,000	77,981,800
0.57%, 9/9/2010	75,000,000	74,916,875
0.58%, 9/2/2010	40,200,000	40,159,197
Victory Receivables Corp.:
144A, 0.4%, 7/8/2010	68,464,000	68,458,808
144A, 0.5%, 9/22/2010	132,000,000	131,847,833
Walt Disney Co.,
0.18%, 7/30/2010	20,000,000	19,997,100

Total Commercial Paper
(Cost $10,000,266,227)		10,000,266,227

Government & Agency Obligations 10.5%

Other Government Related 0.3%
Bank of America NA, FDIC Guaranteed,
1.7%, 12/23/2010	50,000,000	50,314,689
JPMorgan Chase & Co., FDIC Guaranteed,
2.625%, 12/1/2010	40,000,000	40,378,058

		90,692,747

US Government Sponsored Agencies 8.8%
Federal Home Loan Bank:
0.072%**, 7/2/2010	2,687,000	2,686,990
0.25%*, 7/13/2010	500,000,000	500,000,840
0.25%, 12/21/2010	12,000,000	11,994,510
Step-up Coupon,
0.25% to 8/10/2010,
0.55% to 2/10/2011	62,595,000	62,590,839

June 30, 2010 (unaudited) :: Investment Portfolio :: Cash Management Portfolio :: 21

Government & Agency Obligations, continued

	Principal
	Amount	Value

Step-up Coupon,
0.25% to 7/16/2010,
0.375% to 10/16/2010,
0.5% to 1/16/2011,
0.875% to 4/16/2011,
1.125% to 5/11/2011	$100,000,000	$100,000,000
0.27%, 10/26/2010	100,000,000	99,991,497
Step-up Coupon,
0.3% to 8/5/2010,
0.4% to 11/5/2010,
0.6% to 2/5/2011,
0.8% to 5/5/2011,
1.0% to 5/19/2011	100,000,000	100,000,000
0.375%, 10/26/2010	17,600,000	17,605,148
0.48%, 10/25/2010	22,500,000	22,514,018
0.5%, 7/13/2010	60,750,000	60,748,063
0.5%, 11/23/2010	20,000,000	20,011,508
0.52%, 4/12/2011	22,500,000	22,500,000
0.55%, 7/29/2010	98,450,000	98,447,961
1.3%, 4/5/2012	125,000,000	125,024,207
Federal Home Loan Mortgage Corp.:
0.177%**, 7/13/2010	50,000,000	49,996,833
0.191%**, 8/16/2010	36,200,000	36,190,980
0.206%**, 8/24/2010	47,500,000	47,485,038
0.222%**, 7/12/2010	56,020,000	56,015,892
0.227%**, 9/1/2010	34,518,000	34,504,327
0.278%**, 10/26/2010	72,700,000	72,633,843
0.328%**, 12/7/2010	20,000,000	19,970,850
0.328%**, 12/17/2010	20,000,000	19,969,017
0.338%**, 12/15/2010	40,000,000	39,936,911
1.43%, 9/3/2010	97,500,000	97,636,087
Federal National Mortgage Association:
0.204%**, 8/2/2010	240,000,000	239,955,200
0.21%**, 7/1/2010	55,000,000	55,000,000
0.217%**, 8/25/2010	200,000,000	199,932,778
0.268%**, 10/25/2010	100,000,000	99,913,000
0.278%**, 11/1/2010	47,350,000	47,304,702
0.299%**, 1/18/2011	87,500,000	87,353,438
0.488%**, 4/7/2011	3,235,000	3,222,671
0.535%**, 8/5/2010	18,400,000	18,390,161
5.5%, 3/15/2011	33,050,000	34,202,984

		2,503,730,293

US Treasury Obligations 1.4%
US Treasury Bills:
0.065%**, 7/22/2010	2,240,000	2,239,915
0.075%**, 8/5/2010	958,000	957,930
0.085%**, 8/12/2010	3,191,000	3,190,684
0.09%**, 8/12/2010	800,000	799,916
0.109%**, 7/15/2010	3,120,000	3,119,866
0.119%**, 7/22/2010	4,812,000	4,811,663
0.125%**, 9/23/2010	2,219,000	2,218,353
0.14%**, 8/26/2010	32,000,000	31,993,031
0.145%**, 8/5/2010	2,250,000	2,249,683
0.149%**, 7/1/2010	4,308,000	4,308,000
0.15%**, 7/8/2010	976,000	975,972
0.15%**, 7/29/2010	2,806,000	2,805,673
0.154%**, 7/29/2010	9,445,000	9,443,861
0.155%**, 7/15/2010	466,000	465,972
0.19%**, 11/4/2010	17,878,000	17,866,111
0.43%**, 7/29/2010	10,000,000	9,996,656
0.49%**, 7/29/2010	1,100,000	1,099,581
US Treasury Notes:
1.125%, 6/30/2011	276,200,000	278,127,342
1.25%, 11/30/2010	25,000,000	25,099,279
4.5%, 2/28/2011	14,850,000	15,254,041

		417,023,529

Total Government & Agency Obligations
(Cost $3,011,446,569)		3,011,446,569

Short-Term Notes* 12.7%
ASB Finance Ltd.:
144A, 0.469%, 1/14/2011	50,000,000	50,002,722
144A, 0.48%, 12/3/2010	100,000,000	100,003,474
Bank of Nova Scotia,
0.357%, 11/23/2010	35,700,000	35,700,000
Barclays Bank PLC,
0.517%, 10/22/2010	307,450,000	307,450,000
Bayerische Landesbank,
0.407%, 7/25/2011	40,000,000	39,988,735
Canadian Imperial Bank of Commerce:
0.23%, 8/25/2010	190,500,000	190,500,000
0.24%, 7/26/2010	35,000,000	35,000,000
0.349%, 10/15/2010	50,000,000	50,000,000
0.35%, 11/8/2010	125,000,000	125,000,000
0.35%, 12/13/2010	100,000,000	100,000,000
0.47%, 11/22/2010	35,000,000	35,000,000
Dexia Credit Local,
1.054%, 4/18/2011	115,000,000	115,009,714
Intesa Sanpaolo SpA,
0.275%, 10/18/2010	75,000,000	74,996,573
JPMorgan Chase Bank NA,
0.347%, 7/28/2011	191,200,000	191,200,000
Kreditanstalt fuer Wiederaufbau,
0.811%, 3/2/2011	7,860,000	7,877,936
National Australia Bank Ltd.:
144A, 0.377%, 1/27/2011	160,000,000	160,000,000
0.4%, 7/12/2010	133,000,000	133,000,000
Natixis:
0.29%, 8/5/2010	300,000,000	300,000,000
0.399%, 12/14/2010	38,000,000	38,000,000
Rabobank Nederland NV:
0.337%, 11/22/2010	52,500,000	52,500,000
0.35%, 3/11/2011	50,000,000	50,000,000
0.405%, 4/26/2011	100,000,000	100,000,000
144A, 0.435%, 6/16/2011	75,000,000	75,000,000
144A, 0.791%, 4/7/2011	278,000,000	278,000,000
Royal Bank of Canada:
0.347%, 2/24/2011	50,000,000	50,000,000
0.349%, 3/14/2011	50,000,000	50,000,000
0.35%, 3/10/2011	100,000,000	100,000,000
0.425%, 11/24/2010	70,000,000	70,000,000
Toronto-Dominion Bank,
0.35%, 2/4/2011	208,000,000	208,000,000
UBS AG:
0.354%, 7/8/2010	4,000,000	4,000,015
1.24%, 7/1/2010	500,000	500,000
Westpac Banking Corp.:
0.24%, 10/12/2010	100,000,000	100,000,000
0.26%, 1/10/2011	130,000,000	130,000,000
0.341%, 7/6/2010	119,350,000	119,350,000
144A, 0.375%, 7/2/2010	50,000,000	50,000,000
144A, 0.398%, 12/13/2010	100,000,000	100,000,000

Total Short-Term Notes
(Cost $3,626,079,169)		3,626,079,169

Supranational 0.5%
Inter-American Development Bank,
0.333%**, 8/16/2010
(Cost $147,935,702)	148,000,000	147,935,702

Time Deposits 18.0%
Bank of Nova Scotia,
0.02%, 7/1/2010	530,000,000	530,000,000
Banque Federative du Credit Mutuel,
0.26%, 7/1/2010	850,000,000	850,000,000
Citibank NA,
0.06%, 7/1/2010	537,438,423	537,438,423
JPMorgan Chase Bank NA,
0.01%, 7/1/2010	700,000,000	700,000,000

22 :: Cash Management Portfolio :: Investment Portfolio :: June 30, 2010 (unaudited)

Time Deposits, continued

	Principal
	Amount	Value

National Australia Bank Ltd.,
0.03%, 7/1/2010	$400,000,000	$400,000,000
Natixis,
0.12%, 7/1/2010	266,000,000	266,000,000
Societe Generale,
0.05%, 7/1/2010	900,000,000	900,000,000
Svenska Handelsbanken AB,
0.02%, 7/1/2010	450,000,000	450,000,000
UBS AG,
0.09%, 7/1/2010	250,000,000	250,000,000
Wells Fargo Bank NA,
0.01%, 7/1/2010	271,900,000	271,900,000

Total Time Deposits
(Cost $5,155,338,423)		5,155,338,423

Municipal Bonds and Notes 3.7%
Alaska, State Housing Finance Corp.,
Capital Project, Series C,
0.23%***, 7/1/2022	39,295,000	39,295,000
Appleton, WI, Redevelopment Authority
Revenue, Fox Cities Performing
Arts Center, Inc., Series B,
0.25%***, 6/1/2036, JPMorgan
Chase Bank(a)	18,400,000	18,400,000
Arizona, Health Facilities Authority Revenue,
Banner Health System, Series B,
0.2%***, 1/1/2035, Scotiabank(a)	12,160,000	12,160,000
California, Housing Finance Agency
Revenue, Series A, AMT,
0.25%***, 8/1/2035	10,000,000	10,000,000
Chicago, IL, Midway Airport Revenue,
Series A-2,
0.32%***, 1/1/2025, JPMorgan
Chase Bank(a) (b)	8,000,000	8,000,000
Colorado, Educational & Cultural Facilities
Authority Revenue, Linfield Christian
School Project,
0.28%***, 5/1/2030, Evangelical
Christian Credit Union(a)	16,200,000	16,200,000
Colorado, Health Facilities Authority Revenue,
Fraiser Meadows Community Project,
0.28%***, 6/1/2038, JPMorgan
Chase Bank(a)	14,000,000	14,000,000
Colorado, Housing & Finance Authority,
Series I-A1, 144A,
0.33%***, 10/1/2036	8,000,000	8,000,000
Colorado, Housing & Finance Authority,
Single Family Program, Series I-A1,
0.42%***, 11/1/2034	9,800,000	9,800,000
Colorado, Housing Finance Authority, Single
Family Mortgage Revenue:
“I”, Series B1,
0.31%***, 5/1/2038	44,535,000	44,535,000
“I”, Series A-2,
0.33%***, 5/1/2038	27,145,000	27,145,000
District of Columbia, Anacostia
Waterfront Corp., Pilot Revenue,
Series F02, 144A,
0.23%***, 9/30/2022	44,985,000	44,985,000
Florida, Jacksonville Electric Authority,
Electric Systems Revenue,
0.34%, 8/6/2010	33,200,000	33,200,000
Georgia, Private Colleges & Universities
Authority Revenue, Emory University:
Series C1,
0.2%***, 9/1/2036	17,300,000	17,300,000
Series B-2,
0.21%***, 9/1/2035	16,500,000	16,500,000
Harris County, TX, Health Facilities
Development Corp., Hospital Revenue,
Baylor College of Medicine, Series B,
0.2%***, 11/15/2047, Northern
Trust Co.(a)	10,000,000	10,000,000
Illinois, Finance Authority Revenue,
Rehabilitation Institute of
Chicago, Series B,
0.27%***, 4/1/2032, JPMorgan
Chase Bank(a)	17,600,000	17,600,000
Illinois, Finance Authority, Pollution
Control Revenue, Commonwealth
Edison Co., Series F, 144A,
0.22%***, 3/1/2017, JPMorgan
Chase Bank(a)	10,100,000	10,100,000
Iowa, Finance Authority, Multi-Family
Revenue, Windsor on the River LLC,
Series A, AMT,
0.35%***, 5/1/2042,
Wells Fargo Bank NA(a)	17,000,000	17,000,000
Kansas, State Department of Transportation
Highway Revenue, Series C-3,
0.2%***, 9/1/2023	9,675,000	9,675,000
Los Angeles County, CA, Multifamily
Housing Authority Revenue, Canyon
Country Villas Project, Series H,
0.25%***, 12/1/2032	15,800,000	15,800,000
Maine, State Housing Authority,
Mortgage Purchase Revenue,
Series D, AMT,
0.37%***, 11/15/2042	10,000,000	10,000,000
Massachusetts, State Health & Educational
Facilities Authority Revenue, Boston
University, Series N,
0.28%***, 10/1/2034, Bank of
America NA(a)	13,600,000	13,600,000
Michigan, State University Revenues,
Series A,
0.2%***, 8/15/2030	20,295,000	20,295,000
Missouri, Bi-State Development Agency,
Illinois Metropolitan District Revenue,
Metrolink, Series A,
0.22%***, 10/1/2035, JPMorgan
Chase Bank(a)	8,000,000	8,000,000
Missouri, State Health & Educational
Facilities Authority Revenue,
Lutheran Senior Services Project,
0.27%***, 2/1/2039, US Bank NA(a)	9,000,000	9,000,000
Nashville & Davidson County, TN,
Metropolitan Government, Health &
Educational Facilities Board Revenue,
Vanderbilt University, Series A,
0.22%***, 10/1/2030	24,850,000	24,850,000
New Hampshire, Health & Education
Facilities Authority Revenue, Phillips
Exeter Academy,
0.31%***, 9/1/2042	20,000,000	20,000,000
New Hampshire, Health & Education
Facilities Authority Revenue,
RiverWoods Co. at Exeter,
0.28%***, 3/1/2038, Bank of
America NA(a)	17,700,000	17,700,000
New Jersey, State Transportation Trust
Fund Authority, Transportation
Systems, Series D,
0.21%***, 6/15/2032, Sumitomo
Mitsui Banking(a)	23,000,000	23,000,000

June 30, 2010 (unaudited) :: Investment Portfolio :: Cash Management Portfolio :: 23

Municipal Bonds and Notes, continued

	Principal
	Amount	Value

New York, State Dormitory Authority
Revenues, Non-State Supported
Debt, St. John’s University:
Series B-1,
0.26%***, 7/1/2034, Bank of
America NA(a)	$28,195,000	$28,195,000
Series B-2,
0.27%***, 7/1/2037,
Bank of America NA(a)	32,000,000	32,000,000
New York, State Energy Research &
Development Authority Facilities
Revenue, Consolidated Edison Co.
of New York, Inc.,
Series C-3, 144A, AMT,
0.23%***, 11/1/2039, Mizuho
Corporate Bank(a)	27,000,000	27,000,000
New York, State Housing Finance Agency
Revenue, 316 Eleventh Avenue Housing,
Series A, AMT,
0.25%***, 5/15/2041	48,500,000	48,500,000
New York, State Housing Finance Agency
Revenue, Helena Housing,
Series A, AMT,
0.23%***, 5/15/2036	51,500,000	51,500,000
New York, NY, General Obligation:
Series A-5, 0.19%***, 8/1/2031,
Bank of Nova Scotia(a)	14,320,000	14,320,000
Series J12,
0.5%***, 8/1/2029	50,280,000	50,280,000
North Carolina, Capital Facilities Finance
Agency, Educational Facilities Revenue,
Charlotte Country Day School, 144A,
0.3%***, 8/1/2033, Bank of
America NA(a)	8,075,000	8,075,000
North Carolina, Capital Facilities Finance
Agency, Educational Facilities Revenue,
Forsyth Country Day School,
0.34%***, 12/1/2031, Branch Banking &
Trust (a)	12,775,000	12,775,000
North Texas, Tollway Authority
Revenue,
Series D, 0.22%***, 1/1/2049, JPMorgan
Chase Bank(a)	27,000,000	27,000,000
Oklahoma, State Turnpike Authority Revenue:
Series D,
0.27%***, 1/1/2028	10,410,000	10,410,000
Series C,
0.3%***, 1/1/2028	10,000,000	10,000,000
Rhode Island, Health & Educational Building
Corp., Higher Education Facility Revenue,
Rhode Island School of Design, Series B,
0.22%***, 8/15/2036, Bank of
America NA(a)	14,100,000	14,100,000
Riverside County, CA, Certificates of
Participation, Public Safety, Communication
& Woodcrest Library,
0.28%***, 11/1/2039, Bank of America
NA (a)	5,000,000	5,000,000
San Francisco, CA, City & County
Airports Commission, International
Airport Revenue, Series A-3, AMT,
0.22%***, 5/1/2030, JPMorgan
Chase Bank(a)	13,000,000	13,000,000
Texas, Alliance Airport Authority, Inc.,
Special Facilities Revenue,
Series 2088, 144A, AMT,
0.31%***, 4/1/2021	24,570,000	24,570,000
Texas, State Veterans Housing
Assistance Fund II, Series C,
0.34%***, 6/1/2031	11,700,000	11,700,000
Texas, University of Houston
Revenues, Consolidated Systems,
0.27%***, 2/15/2024	9,205,000	9,205,000
Travis County, TX, Health Facilities
Development Corp., Retirement
Facilities Revenue, Longhorn
Village Project, Series B,
0.27%***, 7/1/2037, Bank of
Scotland (a)	32,145,000	32,145,000
Virginia, Chesapeake Bay Bridge &
Tunnel District Revenue, Series A,
0.34%***, 5/28/2021, Branch
Banking & Trust(a)	18,200,000	18,200,000
Washington, Wells Fargo Stage Trust,
Series 21C, 144A,
0.3%***, 12/1/2037	10,385,000	10,385,000
West Virginia, State Hospital Finance
Authority Revenue, Cabell Huntington
Hospital, Series A,
0.33%***, 1/1/2034, Branch Banking &
Trust (a)	13,480,000	13,480,000
Wisconsin, Housing & Economic
Development Authority Revenue,
Series A,
0.32%***, 5/1/2042	14,035,000	14,035,000
Wisconsin, Housing & Economic
Development Authority, Home
Ownership Revenue, Series B,
0.31%***, 3/1/2033(b)	15,975,000	15,975,000
Wisconsin, University Hospitals &
Clinics Authority Revenue, Series B,
0.23%***, 4/1/2029, US Bank NA(a)	5,330,000	5,330,000

Total Municipal Bonds and Notes
(Cost $1,053,320,000)		1,053,320,000

Repurchase Agreements 2.8%
Banc of America Securities LLC,
0.03%, dated 6/30/2010, to be
repurchased at $301,427,694
on 7/1/2010(c)	301,427,443	301,427,443
BNP Paribas,
0.01%, dated 6/30/2010, to be
repurchased at $89,797,175
on 7/1/2010(d)	89,797,150	89,797,150
BNP Paribas,
0.04%, dated 6/30/2010, to be
repurchased at $243,137,605
on 7/1/2010(e)	243,137,335	243,137,335
JPMorgan Securities, Inc.,
0.02%, dated 6/30/2010, to be
repurchased at $116,439,825
on 7/1/2010(f)	116,439,760	116,439,760
The Goldman Sachs & Co.,
0.03%, dated 6/30/2010, to be
repurchased at $31,842,039
on 7/1/2010(g)	31,842,012	31,842,012

Total Repurchase Agreements
(Cost $782,643,700)		782,643,700

24 :: Cash Management Portfolio :: Investment Portfolio :: June 30, 2010 (unaudited)

	% of Net
	Assets	Value

Total Investment Portfolio
(Cost $28,615,611,075)[	100.1	$28,615,611,075

Other Assets and Liabilities, Net	(0.1)	(32,802,719)

Net Assets	100.0	$28,582,808,356

*
These securities are shown at their current rate as of June 30, 2010. Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

**	Annualized yield at time of purchase; not a coupon rate.
***
Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of June 30, 2010.

[	The cost for federal income tax purposes was $28,615,611,075.
(a)	Security incorporates a letter of credit from the bank listed.
(b)	Federal and state taxable issue.
(c)	Collateralized by:

Principal			Maturity	Collateral
Amount ($)	Security	Rate (%)	Date	Value ($)

10,160,000	Federal Farm Credit Bank	0.597–0.666	11/4/2010–1/24/2011	10,181,829

132,725,000	Federal Home Loan Bank	0.243–6.0	10/28/2010–11/2/2029	135,092,601

99,812,000	Federal National Mortgage Association	Zero Coupon –3.05	9/22/2010 –3/2/2040	85,572,263

538,000	International Bank for Reconstruction & Development	Zero Coupon –9.25	8/15/2011 –7/15/2017	578,986

16,300,000	Residual Funding STRIPS	Zero Coupon	10/15/2020	11,023,690

61,408,000	Resolution Funding Corp. STRIPS	Zero Coupon	10/15/2011 –1/15/2026	50,183,138

3,462,000	Tennessee Valley Authority	5.25	9/15/2039	3,840,682

11,325,000	World Bank	Zero Coupon	8/2/2010 –8/16/2010	11,323,868

Total Collateral Value				307,797,057

(d)	Collateralized by $87,903,800 US Treasury Notes, with various coupon rates from 2.625–4.25%, with various maturity dates of 1/15/2011–12/31/2014 with a value of $91,593,096.
(e)	Collateralized by:

Principal			Maturity	Collateral
Amount ($)	Security	Rate (%)	Date	Value ($)

34,918,596	Federal Home Loan Mortgage Corp.	4.5–5.5	1/1/2027–12/1/2039	37,380,953

144,905,885	Federal National Mortgage Association	4.0–6.5	10/1/2019 –8/1/2047	154,197,006

54,135,490	Government National Mortgage Association	4.5–5.5	11/15/2033 –6/15/2040	58,282,103

Total Collateral Value				249,860,062

(f)	Collateralized by $136,909,806 US Treasury STRIPS, Zero Coupon, with various maturity dates of 5/15/2014–11/15/2023 with a value of $118,769,993.
(g)	Collateralized by:

Principal			Maturity	Collateral
Amount ($)	Security	Rate (%)	Date	Value ($)

238,301	Federal Home Loan Mortgage Corp.	3.12–4.505	2/1/2033–6/1/2039	250,760

29,501,463	Federal National Mortgage Association	4.0–8.0	6/1/2012 –2/1/2050	32,228,092

Total Collateral Value				32,478,852

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.
FDIC: Federal Deposit Insurance Corp.
STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by a money market fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market. The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Investments in Securities (h)	$—	$27,832,967,375	$—	$27,832,967,375

Repurchase Agreements	$—	$782,643,700	$—	$782,643,700

Total	$—	$28,615,611,075	$—	$28,615,611,075

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended June 30, 2010.

(h)	See Investment Portfolio for additional detailed categorizations.

Financial Statements :: Cash Management Portfolio :: 25

Statement of Assets and Liabilities (unaudited) :: June 30, 2010

ASSETS:
Investments in securities, valued at amortized cost	$28,615,611,075
Cash	65,468,416
Receivable for investments sold	9,540,000
Interest receivable	9,934,631
Other assets	605,272

TOTAL ASSETS	28,701,159,394

LIABILITIES:
Accrued advisory fee	1,673,614
Payable for investments purchased	115,388,502
Other accrued expenses and payables	1,288,922

TOTAL LIABILITIES	118,351,038

NET ASSETS, AT VALUE	$28,582,808,356

Statement of Operations (unaudited) :: For the six months ended June 30, 2010

INVESTMENT INCOME:
Interest	$49,713,273

EXPENSES:
Advisory fee	21,639,409
Administration fee	5,228,542
Custodian fee	1,024,275
Professional fees	363,636
Trustees’ fees and expenses	753,110
Other	531,857
Total expenses before expense reductions	29,540,829
Expense reductions	(3,398,118)

Total expenses after expense reductions	26,142,711

NET INVESTMENT INCOME	23,570,562

Net realized gain (loss)	(88,668)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$23,481,894

See accompanying notes to the financial statements.

26 :: Cash Management Portfolio :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2010	Year Ended
	(unaudited)	December 31, 2009

OPERATIONS:
Net investment income	$23,570,562	$141,843,060
Net realized gain (loss)	(88,668)	2,999,242

Net increase (decrease) in net assets resulting from operations	23,481,894	144,842,302

CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST:
Proceeds from capital invested	161,307,263,464	296,774,683,917
Value of capital withdrawn	(175,213,869,386)	(284,106,783,365)

Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	(13,906,605,922)	12,667,900,552

INCREASE (DECREASE) IN NET ASSETS	(13,883,124,028)	12,812,742,854

Net assets at beginning of period	42,465,932,384	29,653,189,530

Net assets at end of period	$28,582,808,356	$42,465,932,384

See accompanying notes to the financial statements.

Financial Highlights :: Cash Management Portfolio :: 27

Financial Highlights

	For the		For the	For the	For the	For the	For the
	year ended		year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2010(a)		Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
Net assets, end of period ($ millions)	28,583		42,466	29,653	33,739	8,877	9,931
Ratio of expenses before expense reductions (%)	.17	*	.16	.17	.17	.20	.21
Ratio of expenses after expense reductions (%)	.15	*	.14	.13	.14	.18	.18
Ratio of net investment income (%)	.14	*	.43	2.85	5.14	4.83	3.08
Total Return (%)(b),(c)	.07	**	.48	2.81	5.31	4.97	3.15

(a)	For the six months ended June 30, 2010 (Unaudited).
(b)	Total return would have been lower had certain expenses not been reduced.
(c)	Total return for the Portfolio was derived from the performance of Cash Reserves Fund Institutional.
*	Annualized
**	Not annualized

See accompanying notes to the financial statements.

28 :: Cash Management Portfolio :: Notes to Financial Statements :: June 30, 2010 (unaudited)

A.	Organization and Significant Accounting Policies

Cash Management Portfolio (the “Portfolio’’) is registered under the Investment Company Act of 1940, as amended (the “1940 Act’’), as an open-end management investment company organized as a New York business trust.

A master/feeder fund structure is one in which a fund (a “feeder fund”), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the “master fund”) with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. The Portfolio may have several feeder funds, including affiliated DWS feeder funds, with a significant ownership percentage of the Portfolio’s net assets. Investment activities of these feeder funds could have a material impact on the Portfolio. As of June 30, 2010, Cash Management Fund, Cash Reserves Fund Institutional Shares, Cash Reserves Fund — Prime Series and DWS Money Market Series owned approximately 10%, 12%, 4% and 72%, respectively, of the Portfolio.

The Portfolio’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Portfolios’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolio values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by a money market portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Repurchase Agreements

The Portfolio may enter into repurchase agreements with certain banks and broker/dealers whereby the Portfolio, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodian bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Portfolio has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Portfolio’s claims on the collateral may be subject to legal proceedings.

Federal Income Taxes

The Portfolio is considered a Partnership under the Internal Revenue Code, as amended. Therefore, no federal income tax provision is necessary.

It is intended that the Portfolio’s assets, income and distributions will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investor invested all of its assets in the Portfolio.

The Portfolio has reviewed the tax positions for the open tax years as of December 31, 2009 and has determined that no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Contingencies

In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.

June 30, 2010 (unaudited) :: Notes to Financial Statements :: Cash Management Portfolio :: 29

Other

Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Distributions of income and capital gains from investment companies are recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

The Portfolio makes a daily allocation of its net investment income and realized gains and losses from securities transactions to its investors in proportion to their investment in the Portfolio.

B.	Fees and Transactions with Affiliates

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor serves as the investment manager to the Portfolio.

Under the Advisor Agreement, the Portfolio pays the Advisor a monthly advisory fee based on its average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $3.0 billion of the Portfolio’s average daily net assets	.1500%
Next $4.5 billion of such net assets	.1325%
Over $7.5 billion of such net assets	.1200%

For the period from January 1, 2010 through July 29, 2010, the Advisor has contractually agreed to reimburse certain operating expenses to the extent necessary to maintain operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.15%.

For the six months ended June 30, 2010, the Advisor waived a portion of its management fee aggregating $3,393,636 and the amount charged aggregated $18,245,773, which was equivalent to an annualized effective rate of 0.10% of the Portfolio’s average daily net assets.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Portfolio. For all services provided under the Administrative Services Agreement, the Portfolio pays the Advisor an annual fee (“Administration Fee”) of 0.03% of the Portfolio’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2010, the Administration Fee was $5,228,542,of which $711,297 is unpaid.

Trustees’ Fees and Expenses. The Portfolio paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

C.	Fee Reductions

The Portfolio has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio’s custodian expenses. During the six months ended June 30, 2010, the Portfolio’s custodian fee was reduced by $4,482 for custody credits earned.

D.	Line of Credit

The Portfolio and other affiliated funds (the “Participants”) share in a $450 million revolving credit facility provided by a syndication of banks. The Portfolio may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement.

E.	Review for Subsequent Events

Management has evaluated the events and transactions subsequent to period end through the date the financial statements were available to be issued, and has determined that there were no material events that would require disclosure in the Fund’s financial statements.

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ProFunds®
Post Office Mailing Address for Investments
P.O. Box 182800
Columbus, OH 43218-2800

Phone Numbers
For Individual Investors Only: 888-776-3637
Institutions and Financial Professionals Only: 888-776-5717 Or: (614) 470-8122
Fax Number: (800) 782-4797
Website Address: profunds.com

This report is submitted for the general information of the shareholders of the ProFunds. It is not authorized for the distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each ProFund, visit www.profunds.com.

A description of the policies and procedures that the ProFunds uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling toll-free 888-776-3637; (ii) on the ProFunds’ website at profunds.com; and (iii) on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the ProFunds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge by calling toll-free 888-776-3637; (ii) on the Profunds’ website at profunds.com; and (iii) on the Commission’s website at sec.gov.

ProFunds files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Funds in this report are available without charge on the Commission’s website at sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

06/10

PROFUNDS®

CLASSIC PROFUNDS VP

Bull
Mid-Cap
Small-Cap
Dow 30
NASDAQ-100
Large-Cap Value
Large-Cap Growth
Mid-Cap Value
Mid-Cap Growth
Small-Cap Value
Small-Cap Growth
Asia 30
Europe 30
International
Emerging Markets
Japan

ULTRA PROFUNDS VP

UltraBull
UltraMid-Cap
UltraSmall-Cap
UltraNASDAQ-100

INVERSE PROFUNDS VP

Bear
Short Mid-Cap
Short Small-Cap
Short Dow 30
Short NASDAQ-100
Short International
Short Emerging Markets
UltraShort Dow 30
UltraShort NASDAQ-100

SECTOR PROFUNDS VP

Banks
Basic Materials
Biotechnology
Consumer Goods
Consumer Services
Financials
Health Care
Industrials
Internet
Oil & Gas
Pharmaceuticals
Precious Metals
Real Estate
Semiconductor
Technology
Telecommunications
Utilities

NON-EQUITY PROFUNDS VP

U.S. Government Plus
Rising Rates Opportunity
Falling U.S. Dollar

MONEY MARKET PROFUND VP

Money Market

JUNE 30, 2010

Semiannual Report

Table of Contents

i Message from the Chairman
1 Financial Statements and Financial Highlights
2 ProFund VP Bull
11 ProFund VP Mid-Cap
15 ProFund VP Small-Cap
28 ProFund VP Dow 30
32 ProFund VP NASDAQ-100
38 ProFund VP Large-Cap Value
45 ProFund VP Large-Cap Growth
52 ProFund VP Mid-Cap Value
59 ProFund VP Mid-Cap Growth
66 ProFund VP Small-Cap Value
74 ProFund VP Small-Cap Growth
81 ProFund VP Asia 30
86 ProFund VP Europe 30
91 ProFund VP International
96 ProFund VP Emerging Markets
101 ProFund VP Japan
105 ProFund VP UltraBull
114 ProFund VP UltraMid-Cap
122 ProFund VP UltraSmall-Cap
135 ProFund VP UltraNASDAQ-100
140 ProFund VP Bear
144 ProFund VP Short Mid-Cap
148 ProFund VP Short Small-Cap
152 ProFund VP Short Dow 30
156 ProFund VP Short NASDAQ-100
160 ProFund VP Short International
165 ProFund VP Short Emerging Markets
169 ProFund VP UltraShort Dow 30
173 ProFund VP UltraShort NASDAQ-100
177 ProFund VP Banks
182 ProFund VP Basic Materials
187 ProFund VP Biotechnology
191 ProFund VP Consumer Goods
196 ProFund VP Consumer Services
202 ProFund VP Financials
208 ProFund VP Health Care
213 ProFund VP Industrials
219 ProFund VP Internet
224 ProFund VP Oil & Gas
229 ProFund VP Pharmaceuticals
233 ProFund VP Precious Metals
237 ProFund VP Real Estate
242 ProFund VP Semiconductor
247 ProFund VP Technology
252 ProFund VP Telecommunications
256 ProFund VP Utilities
261 ProFund VP U.S. Government Plus
265 ProFund VP Rising Rates Opportunity
269 ProFund VP Falling U.S. Dollar
274 ProFund VP Money Market
279 Notes to Financial Statements
301 Expense Examples

Message from the Chairman

Dear Shareholder:

I am pleased to present the Semiannual Report to shareholders of ProFunds VP for the six months ended June 30, 2010.

Equities Relinquished a Portion of 2009 Gains

Following a strong recovery in 2009, U.S. stock prices reversed course during the first half of 2010. Large-cap and mid-cap stocks fell 6.7% and 1.4%, respectively, as measured by the S&P 500® and S&P MidCap 400® Indexes. Small-cap stocks tracked by the Russell 2000® Index declined 1.9%. Stock market volatility as measured by the CBOE VIX increased significantly, from 21.7 at the beginning of the year to 34.5 at the end of June.

Nearly all U.S. sectors gave up a portion of last year’s broadly based gains.The biggest lagging sectors included the oil and gas, technology, basic materials, telecommunications, semiconductor, and health care sectors. Only the real estate sector generated a positive return during the six-month period.

Most international stocks trailed their U.S. counterparts. Developed markets outside the U.S. and Canada fell 12.8%, as measured by the MSCI EAFE® Index. Emerging markets lost ground as well, shedding 10.7%, as measured by the BNY Mellon Emerging Markets 50 ADR Index.

Treasurys, Corporate Bonds, and the Dollar Strengthened

U.S. bonds posted gains during the period, with the 10-year and 30-year Treasury adding 9.9% and 15.7%, respectively, as measured by the Ryan Labs 10- and 30-Year Bond Indexes. Corporate bonds also performed well, as reflected by the 5.3% gain in the Barclays Capital U.S. Aggregate Bond Index. Finally, the dollar advanced 10.5% against a basket of six currencies, as tracked by the ICE U.S. Dollar Index.

We appreciate the trust you have placed in us by choosing ProFunds and look forward to continuing to serve your investing needs.

Sincerely,

Michael L. Sapir
Chairman of the Board of Trustees

All investment performance index figures above reflect total return performance. You may not invest directly in an index.

All investment performance index figures above reflect total return performance. You may not invest directly in an index.

i

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2 :: ProFund VP Bull :: Financial Statements

Investment Objective:   The ProFund VP Bull seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500 Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2010

Market Exposure
Investment Type	% of Net Assets

Equity Securities	73%
Futures Contracts	17%
Swap Agreements	11%

Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Exxon Mobil Corp.	2.3%
Apple Computer, Inc.	1.8%
Microsoft Corp.	1.4%
Procter & Gamble Co.	1.4%
International Business Machines Corp.	1.3%

S&P 500 Index - Composition
% of Index

Consumer Non-Cyclical	22%
Financial	16%
Technology	13%
Communications	11%
Energy	11%
Industrial	11%
Consumer Cyclical	9%
Utilities	4%
Basic Materials	3%

Schedule of Portfolio Investments (unaudited)

Common Stocks (73.1%)
	Shares	Value

3M Co. (Miscellaneous Manufacturing)	4,648	$367,146
Abbott Laboratories (Pharmaceuticals)	10,126	473,694
Abercrombie & Fitch Co.—Class A (Retail)	498	15,284
Adobe Systems, Inc.* (Software)	3,403	89,941
Advanced Micro Devices, Inc.* (Semiconductors)	3,652	26,733
Aetna, Inc. (Healthcare-Services)	2,739	72,255
AFLAC, Inc. (Insurance)	3,071	131,040
Agilent Technologies, Inc.* (Electronics)	2,241	63,712
Air Products & Chemicals, Inc. (Chemicals)	1,328	86,068
Airgas, Inc. (Chemicals)	498	30,976
AK Steel Holding Corp. (Iron/Steel)	664	7,915
Akamai Technologies, Inc.* (Internet)	1,079	43,775
Alcoa, Inc. (Mining)	6,640	66,798
Allegheny Energy, Inc. (Electric)	1,079	22,314
Allegheny Technologies, Inc. (Iron/Steel)	581	25,674
Allergan, Inc. (Pharmaceuticals)	1,992	116,054
Allstate Corp. (Insurance)	3,486	100,153
Altera Corp. (Semiconductors)	1,909	47,362
Altria Group, Inc. (Agriculture)	13,695	274,448
Amazon.com, Inc.* (Internet)	2,241	244,852
Ameren Corp. (Electric)	1,494	35,512
American Electric Power, Inc. (Electric)	3,071	99,193
American Express Co. (Diversified Financial Services)	7,885	313,034
American International Group, Inc.* (Insurance)	830	28,585
American Tower Corp.* (Telecommunications)	2,573	114,498
Ameriprise Financial, Inc. (Diversified Financial Services)	1,660	59,976
AmerisourceBergen Corp. (Pharmaceuticals)	1,826	57,975
Amgen, Inc.* (Biotechnology)	6,225	327,435
Amphenol Corp.—Class A (Electronics)	1,079	42,383
Anadarko Petroleum Corp. (Oil & Gas)	3,237	116,823
Analog Devices, Inc. (Semiconductors)	1,909	53,185
AON Corp. (Insurance)	1,743	64,700
Apache Corp. (Oil & Gas)	2,158	181,682
Apartment Investment and Management Co.—Class A (REIT)	747	14,469
Apollo Group, Inc.—Class A* (Commercial Services)	747	31,725
Apple Computer, Inc.* (Computers)	5,976	1,503,143
Applied Materials, Inc. (Semiconductors)	8,798	105,752
Archer-Daniels-Midland Co. (Agriculture)	4,150	107,153
Assurant, Inc. (Insurance)	664	23,041
AT&T, Inc. (Telecommunications)	38,844	939,636
Autodesk, Inc.* (Software)	1,494	36,394
Automatic Data Processing, Inc. (Software)	3,237	130,322
AutoNation, Inc.* (Retail)	581	11,330
AutoZone, Inc.* (Retail)	166	32,075
Avalonbay Communities, Inc. (REIT)	498	46,498
Avery Dennison Corp. (Household Products/Wares)	664	21,334
Avon Products, Inc. (Cosmetics/Personal Care)	2,739	72,583
Baker Hughes, Inc. (Oil & Gas Services)	2,739	113,860
Ball Corp. (Packaging & Containers)	581	30,694
Bank of America Corp. (Banks)	65,985	948,204
Bank of New York Mellon Corp. (Banks)	7,968	196,730
Bard (C.R.), Inc. (Healthcare-Products)	581	45,045
Baxter International, Inc. (Healthcare-Products)	3,901	158,537
BB&T Corp. (Banks)	4,482	117,921
Becton, Dickinson & Co. (Healthcare-Products)	1,494	101,024
Bed Bath & Beyond, Inc.* (Retail)	1,660	61,553
Bemis Co., Inc. (Packaging & Containers)	664	17,928
Berkshire Hathaway, Inc.—Class B* (Insurance)	10,873	866,469
Best Buy Co., Inc. (Retail)	2,241	75,880
Big Lots, Inc.* (Retail)	498	15,981
Biogen Idec, Inc.* (Biotechnology)	1,743	82,705
BMC Software, Inc.* (Software)	1,162	40,240
Boeing Co. (Aerospace/Defense)	4,980	312,495
Boston Properties, Inc. (REIT)	913	65,133
Boston Scientific Corp.* (Healthcare-Products)	9,960	57,768
Bristol-Myers Squibb Co. (Pharmaceuticals)	11,288	281,523
Broadcom Corp.—Class A (Semiconductors)	2,822	93,041
Brown-Forman Corp. (Beverages)	664	38,001
C.H. Robinson Worldwide, Inc. (Transportation)	1,079	60,057
CA, Inc. (Software)	2,490	45,816
Cabot Oil & Gas Corp. (Oil & Gas)	664	20,796
Cameron International Corp.* (Oil & Gas Services)	1,577	51,284
Campbell Soup Co. (Food)	1,162	41,634
Capital One Financial Corp. (Diversified Financial Services)	2,988	120,416
Cardinal Health, Inc. (Pharmaceuticals)	2,324	78,110

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Bull :: 3

Common Stocks, continued
	Shares	Value

CareFusion Corp.* (Healthcare-Products)	1,162	$26,377
Carmax, Inc.* (Retail)	1,494	29,731
Carnival Corp.—Class A (Leisure Time)	2,822	85,337
Caterpillar, Inc. (Machinery-Construction & Mining)	4,067	244,305
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	1,743	23,722
CBS Corp.—Class B (Media)	4,399	56,879
Celgene Corp.* (Biotechnology)	2,988	151,850
CenterPoint Energy, Inc. (Electric)	2,656	34,953
CenturyTel, Inc. (Telecommunications)	1,909	63,589
Cephalon, Inc.* (Pharmaceuticals)	415	23,551
Cerner Corp.* (Software)	415	31,494
CF Industries Holdings, Inc. (Chemicals)	415	26,332
Chesapeake Energy Corp. (Oil & Gas)	4,233	88,681
Chevron Corp. (Oil & Gas)	13,197	895,548
Chubb Corp. (Insurance)	2,075	103,771
CIGNA Corp. (Insurance)	1,743	54,138
Cincinnati Financial Corp. (Insurance)	996	25,767
Cintas Corp. (Textiles)	830	19,895
Cisco Systems, Inc.* (Telecommunications)	37,516	799,466
Citigroup, Inc.* (Diversified Financial Services)	148,653	558,935
Citrix Systems, Inc.* (Software)	1,162	49,071
Cliffs Natural Resources, Inc. (Iron/Steel)	830	39,143
Clorox Co. (Household Products/Wares)	913	56,752
CME Group, Inc. (Diversified Financial Services)	415	116,843
CMS Energy Corp. (Electric)	1,494	21,887
Coach, Inc. (Apparel)	1,992	72,808
Coca-Cola Co. (Beverages)	15,106	757,113
Coca-Cola Enterprises, Inc. (Beverages)	2,075	53,659
Cognizant Technology Solutions Corp.* (Computers)	1,909	95,565
Colgate-Palmolive Co. (Cosmetics/Personal Care)	3,154	248,409
Comcast Corp.—Class A (Media)	18,509	321,501
Comerica, Inc. (Banks)	1,079	39,740
Computer Sciences Corp. (Computers)	996	45,069
Compuware Corp.* (Software)	1,411	11,260
ConAgra Foods, Inc. (Food)	2,905	67,745
ConocoPhillips (Oil & Gas)	9,711	476,713
CONSOL Energy, Inc. (Coal)	1,411	47,635
Consolidated Edison, Inc. (Electric)	1,826	78,701
Constellation Brands, Inc.* (Beverages)	1,245	19,447
Constellation Energy Group, Inc. (Electric)	1,245	40,151
Corning, Inc. (Telecommunications)	10,209	164,875
Costco Wholesale Corp. (Retail)	2,822	154,730
Coventry Health Care, Inc.* (Healthcare-Services)	913	16,142
CSX Corp. (Transportation)	2,490	123,579
Cummins, Inc. (Machinery-Diversified)	1,245	81,087
CVS Corp. (Retail)	8,881	260,391
D.R. Horton, Inc. (Home Builders)	1,743	17,134
Danaher Corp. (Miscellaneous Manufacturing)	3,403	126,319
Darden Restaurants, Inc. (Retail)	913	35,470
DaVita, Inc.* (Healthcare-Services)	664	41,460
Dean Foods Co.* (Food)	1,162	11,701
Deere & Co. (Machinery-Diversified)	2,739	152,508
Dell, Inc.* (Computers)	11,288	136,133
Denbury Resources, Inc.* (Oil & Gas)	2,573	37,669
DENTSPLY International, Inc. (Healthcare-Products)	913	27,308
Devon Energy Corp. (Oil & Gas)	2,905	176,973
DeVry, Inc. (Commercial Services)	332	17,427
Diamond Offshore Drilling, Inc. (Oil & Gas)	415	25,809
DIRECTV—Class A* (Media)	5,976	202,706
Discover Financial Services (Diversified Financial Services)	3,569	49,895
Discovery Communications, Inc.—Class A* (Media)	1,826	65,206
Dominion Resources, Inc. (Electric)	3,901	151,125
Dover Corp. (Miscellaneous Manufacturing)	1,162	48,560
Dr. Pepper Snapple Group, Inc. (Beverages)	1,577	58,964
DTE Energy Co. (Electric)	1,079	49,213
Duke Energy Corp. (Electric)	8,632	138,112
Dun & Bradstreet Corp. (Software)	249	16,713
E*TRADE Financial Corp.* (Diversified Financial Services)	1,245	14,716
E.I. du Pont de Nemours & Co. (Chemicals)	5,893	203,839
Eastman Chemical Co. (Chemicals)	415	22,144
Eastman Kodak Co.* (Miscellaneous Manufacturing)	1,743	7,565
Eaton Corp. (Miscellaneous Manufacturing)	1,079	70,610
eBay, Inc.* (Internet)	7,470	146,487
Ecolab, Inc. (Chemicals)	1,494	67,096
Edison International (Electric)	2,075	65,819
El Paso Corp. (Pipelines)	4,565	50,717
Electronic Arts, Inc.* (Software)	2,075	29,880
Eli Lilly & Co. (Pharmaceuticals)	6,640	222,440
EMC Corp.* (Computers)	13,446	246,062
Emerson Electric Co. (Electrical Components & Equipment)	4,897	213,950
Entergy Corp. (Electric)	1,245	89,167
EOG Resources, Inc. (Oil & Gas)	1,660	163,294
EQT Corp. (Oil & Gas)	913	32,996
Equifax, Inc. (Commercial Services)	830	23,290
Equity Residential Properties Trust (REIT)	1,826	76,035
Exelon Corp. (Electric)	4,316	163,879
Expedia, Inc. (Internet)	1,328	24,940
Expeditors International of Washington, Inc. (Transportation)	1,328	45,829
Express Scripts, Inc.* (Pharmaceuticals)	3,569	167,814
Exxon Mobil Corp. (Oil & Gas)	33,254	1,897,807
Family Dollar Stores, Inc. (Retail)	830	31,283
Fastenal Co. (Distribution/Wholesale)	830	41,658
Federated Investors, Inc.—Class B (Diversified Financial Services)	581	12,033
FedEx Corp. (Transportation)	1,992	139,659
Fidelity National Information Services, Inc. (Software)	2,158	57,878
Fifth Third Bancorp (Banks)	5,146	63,244
First Horizon National Corp.* (Banks)	1,494	17,111
First Solar, Inc.* (Energy-Alternate Sources)	249	28,344
FirstEnergy Corp. (Electric)	1,992	70,178
Fiserv, Inc.* (Software)	996	45,477
FLIR Systems, Inc.* (Electronics)	996	28,974
Flowserve Corp. (Machinery-Diversified)	332	28,154
Fluor Corp. (Engineering & Construction)	1,162	49,385
FMC Corp. (Chemicals)	415	23,833
FMC Technologies, Inc.* (Oil & Gas Services)	747	39,337
Ford Motor Co.* (Auto Manufacturers)	22,327	225,056
Forest Laboratories, Inc.* (Pharmaceuticals)	1,909	52,364
Fortune Brands, Inc. (Household Products/Wares)	996	39,023
Franklin Resources, Inc. (Diversified Financial Services)	913	78,691
Freeport-McMoRan Copper & Gold, Inc.—Class B (Mining)	3,071	181,588
Frontier Communications Corp. (Telecommunications)	1,992	14,163
GameStop Corp.—Class A* (Retail)	996	18,715
Gannett Co., Inc. (Media)	1,494	20,109
General Dynamics Corp. (Aerospace/Defense)	2,490	145,814
General Electric Co. (Miscellaneous Manufacturing)	70,218	1,012,544
General Mills, Inc. (Food)	4,316	153,304
Genuine Parts Co. (Distribution/Wholesale)	996	39,292
Genworth Financial, Inc.—Class A* (Diversified Financial Services)	3,154	41,223
Genzyme Corp.* (Biotechnology)	1,743	88,492
Gilead Sciences, Inc.* (Pharmaceuticals)	5,810	199,167
Goodrich Corp. (Aerospace/Defense)	747	49,489
See accompanying notes to the financial statements.

4 :: ProFund VP Bull :: Financial Statements

Common Stocks, continued
	Shares	Value

Google, Inc.—Class A* (Internet)	1,577	$701,686
H & R Block, Inc. (Commercial Services)	2,158	33,859
Halliburton Co. (Oil & Gas Services)	5,893	144,673
Harley-Davidson, Inc. (Leisure Time)	1,494	33,212
Harman International Industries, Inc.* (Home Furnishings)	415	12,404
Harris Corp. (Telecommunications)	830	34,569
Hartford Financial Services Group, Inc. (Insurance)	2,905	64,288
Hasbro, Inc. (Toys/Games/Hobbies)	830	34,113
HCP, Inc. (REIT)	1,909	61,565
Health Care REIT, Inc. (REIT)	747	31,464
Heinz (H.J.) Co. (Food)	2,075	89,681
Helmerich & Payne, Inc. (Oil & Gas)	664	24,249
Hess Corp. (Oil & Gas)	1,909	96,099
Hewlett-Packard Co. (Computers)	15,272	660,972
Home Depot, Inc. (Retail)	11,039	309,865
Honeywell International, Inc. (Miscellaneous Manufacturing)	4,980	194,369
Hormel Foods Corp. (Food)	415	16,799
Hospira, Inc.* (Pharmaceuticals)	1,079	61,989
Host Marriott Corp. (REIT)	4,316	58,180
Hudson City Bancorp, Inc. (Savings & Loans)	3,071	37,589
Humana, Inc.* (Healthcare-Services)	1,079	49,278
Huntington Bancshares, Inc. (Banks)	4,648	25,750
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	2,490	102,787
Integrys Energy Group, Inc. (Electric)	498	21,783
Intel Corp. (Semiconductors)	36,520	710,314
IntercontinentalExchange, Inc.* (Diversified Financial Services)	415	46,907
International Business Machines Corp. (Computers)	8,383	1,035,133
International Flavors & Fragrances, Inc. (Chemicals)	498	21,125
International Game Technology (Entertainment)	1,909	29,971
International Paper Co. (Forest Products & Paper)	2,822	63,862
Interpublic Group of Cos., Inc.* (Advertising)	3,154	22,488
Intuit, Inc.* (Software)	1,992	69,262
Intuitive Surgical, Inc.* (Healthcare-Products)	249	78,589
Invesco, Ltd. (Diversified Financial Services)	3,071	51,685
Iron Mountain, Inc. (Commercial Services)	1,162	26,099
ITT Industries, Inc. (Miscellaneous Manufacturing)	1,162	52,197
J.C. Penney Co., Inc. (Retail)	1,494	32,091
J.P. Morgan Chase & Co. (Diversified Financial Services)	26,145	957,168
Jabil Circuit, Inc. (Electronics)	1,245	16,559
Jacobs Engineering Group, Inc.* (Engineering & Construction)	747	27,221
Janus Capital Group, Inc. (Diversified Financial Services)	1,162	10,319
JDS Uniphase Corp.* (Telecommunications)	1,411	13,884
JM Smucker Co. (Food)	747	44,984
Johnson & Johnson (Healthcare-Products)	18,094	1,068,632
Johnson Controls, Inc. (Auto Parts & Equipment)	4,399	118,201
Juniper Networks, Inc.* (Telecommunications)	3,403	77,656
Kellogg Co. (Food)	1,660	83,498
KeyCorp (Banks)	5,727	44,041
Kimberly-Clark Corp. (Household Products/Wares)	2,656	161,033
Kimco Realty Corp. (REIT)	2,656	35,697
King Pharmaceuticals, Inc.* (Pharmaceuticals)	1,577	11,969
KLA -Tencor Corp. (Semiconductors)	1,079	30,083
Kohls Corp.* (Retail)	1,992	94,620
Kraft Foods, Inc. (Food)	11,454	320,712
Kroger Co. (Food)	4,233	83,348
L-3 Communications Holdings, Inc. (Aerospace/Defense)	747	52,917
Laboratory Corp. of America Holdings* (Healthcare-Services)	664	50,032
Legg Mason, Inc. (Diversified Financial Services)	1,079	30,244
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	913	18,315
Lennar Corp.—Class A (Home Builders)	996	13,854
Leucadia National Corp.* (Holding Companies-Diversified)	1,245	24,290
Lexmark International, Inc.—Class A* (Computers)	498	16,449
Life Technologies Corp.* (Biotechnology)	1,162	54,904
Limited, Inc. (Retail)	1,743	38,468
Lincoln National Corp. (Insurance)	1,909	46,370
Linear Technology Corp. (Semiconductors)	1,411	39,240
Lockheed Martin Corp. (Aerospace/Defense)	1,992	148,404
Loews Corp. (Insurance)	2,241	74,648
Lorillard, Inc. (Agriculture)	996	71,692
Lowe’s Cos., Inc. (Retail)	9,379	191,519
LSI Logic Corp.* (Semiconductors)	4,233	19,472
M&T Bank Corp. (Banks)	498	42,305
Macy’s, Inc. (Retail)	2,739	49,028
Marathon Oil Corp. (Oil & Gas)	4,648	144,506
Marriott International, Inc.—Class A (Lodging)	1,660	49,700
Marsh & McLennan Cos., Inc. (Insurance)	3,486	78,609
Marshall & Ilsley Corp. (Banks)	3,403	24,434
Masco Corp. (Building Materials)	2,324	25,006
Massey Energy Co. (Coal)	664	18,160
MasterCard, Inc.—Class A (Software)	581	115,927
Mattel, Inc. (Toys/Games/Hobbies)	2,324	49,176
McAfee, Inc.* (Internet)	996	30,597
McCormick & Co., Inc. (Food)	830	31,507
McDonald’s Corp. (Retail)	7,055	464,713
McGraw-Hill Cos., Inc. (Media)	2,075	58,390
McKesson Corp. (Commercial Services)	1,743	117,060
Mead Johnson Nutrition Co.—Class A (Pharmaceuticals)	1,328	66,559
MeadWestvaco Corp. (Forest Products & Paper)	1,079	23,954
Medco Health Solutions, Inc.* (Pharmaceuticals)	2,988	164,579
Medtronic, Inc. (Healthcare-Products)	7,221	261,906
MEMC Electronic Materials, Inc.* (Semiconductors)	1,494	14,761
Merck & Co., Inc. (Pharmaceuticals)	20,501	716,920
Meredith Corp. (Media)	166	5,168
MetLife, Inc. (Insurance)	5,312	200,581
MetroPCS Communications, Inc.* (Telecommunications)	1,660	13,595
Microchip Technology, Inc. (Semiconductors)	1,162	32,234
Micron Technology, Inc.* (Semiconductors)	5,561	47,213
Microsoft Corp. (Software)	50,132	1,153,537
Millipore Corp.* (Biotechnology)	332	35,408
Molex, Inc. (Electrical Components & Equipment)	830	15,139
Molson Coors Brewing Co.—Class B (Beverages)	996	42,191
Monsanto Co. (Agriculture)	3,569	164,959
Monster Worldwide, Inc.* (Internet)	747	8,703
Moody’s Corp. (Commercial Services)	1,245	24,800
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	9,130	211,907
Motorola, Inc.* (Telecommunications)	15,272	99,573
Murphy Oil Corp. (Oil & Gas)	1,245	61,690
Mylan Laboratories, Inc.* (Pharmaceuticals)	1,992	33,944
Nabors Industries, Ltd.* (Oil & Gas)	1,826	32,174
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	913	16,233
National Semiconductor Corp. (Semiconductors)	1,494	20,109
National-Oilwell Varco, Inc. (Oil & Gas Services)	2,739	90,579
NetApp, Inc.* (Computers)	2,241	83,612
Newell Rubbermaid, Inc. (Housewares)	1,826	26,733
Newmont Mining Corp. (Mining)	3,154	194,728
News Corp.—Class A (Media)	14,774	176,697
NextEra Energy, Inc. (Electric)	2,656	129,507
Nicor, Inc. (Gas)	249	10,085
NIKE, Inc.—Class B (Apparel)	2,490	168,199

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Bull :: 5

Common Stocks, continued
	Shares	Value

NiSource, Inc. (Electric)	1,743	$25,274
Noble Energy, Inc. (Oil & Gas)	1,079	65,096
Nordstrom, Inc. (Retail)	1,079	34,733
Norfolk Southern Corp. (Transportation)	2,407	127,691
Northeast Utilities System (Electric)	1,079	27,493
Northern Trust Corp. (Banks)	1,577	73,646
Northrop Grumman Corp. (Aerospace/Defense)	1,909	103,926
Novell, Inc.* (Software)	2,241	12,729
Novellus Systems, Inc.* (Semiconductors)	581	14,734
NRG Energy, Inc.* (Electric)	1,660	35,209
Nucor Corp. (Iron/Steel)	1,992	76,254
NVIDIA Corp.* (Semiconductors)	3,735	38,134
NYSE Euronext (Diversified Financial Services)	1,660	45,866
O’Reilly Automotive, Inc.* (Retail)	830	39,475
Occidental Petroleum Corp. (Oil & Gas)	5,312	409,821
Office Depot, Inc.* (Retail)	1,743	7,042
Omnicom Group, Inc. (Advertising)	1,992	68,326
ONEOK, Inc. (Gas)	664	28,718
Oracle Corp. (Software)	25,730	552,166
Owens-Illinois, Inc.* (Packaging & Containers)	1,079	28,540
PACCAR, Inc. (Auto Manufacturers)	2,324	92,658
Pactiv Corp.* (Packaging & Containers)	830	23,116
Pall Corp. (Miscellaneous Manufacturing)	747	25,674
Parker Hannifin Corp. (Miscellaneous Manufacturing)	996	55,238
Patterson Cos., Inc. (Healthcare-Products)	581	16,576
Paychex, Inc. (Commercial Services)	2,075	53,888
Peabody Energy Corp. (Coal)	1,743	68,204
People’s United Financial, Inc. (Banks)	2,407	32,494
Pepco Holdings, Inc. (Electric)	1,411	22,124
PepsiCo, Inc. (Beverages)	10,541	642,474
PerkinElmer, Inc. (Electronics)	747	15,440
Pfizer, Inc. (Pharmaceuticals)	53,037	756,308
PG&E Corp. (Electric)	2,407	98,928
Philip Morris International, Inc. (Commercial Services)	12,118	555,489
Pinnacle West Capital Corp. (Electric)	664	24,143
Pioneer Natural Resources Co. (Oil & Gas)	747	44,409
Pitney Bowes, Inc. (Office/Business Equipment)	1,328	29,163
Plum Creek Timber Co., Inc. (Forest Products & Paper)	996	34,392
PNC Financial Services Group (Banks)	3,403	192,269
Polo Ralph Lauren Corp. (Apparel)	332	24,223
PPG Industries, Inc. (Chemicals)	1,079	65,182
PPL Corp. (Electric)	3,071	76,621
Praxair, Inc. (Chemicals)	1,992	151,372
Precision Castparts Corp. (Metal Fabricate/Hardware)	913	93,966
Priceline.com, Inc.* (Internet)	249	43,958
Principal Financial Group, Inc. (Insurance)	2,075	48,638
Procter & Gamble Co. (Cosmetics/Personal Care)	18,924	1,135,062
Progress Energy, Inc. (Electric)	1,826	71,616
Progressive Corp. (Insurance)	4,399	82,349
ProLogis (REIT)	3,071	31,109
Prudential Financial, Inc. (Insurance)	2,988	160,336
Public Service Enterprise Group, Inc. (Electric)	3,320	104,016
Public Storage, Inc. (REIT)	830	72,965
Pulte Group, Inc.* (Home Builders)	2,075	17,181
QLogic Corp.* (Semiconductors)	664	11,036
Qualcomm, Inc. (Telecommunications)	10,707	351,618
Quanta Services, Inc.* (Commercial Services)	1,328	27,423
Quest Diagnostics, Inc. (Healthcare-Services)	913	45,440
Questar Corp. (Pipelines)	1,079	49,084
Qwest Communications International, Inc. (Telecommunications)	9,794	51,418
R.R. Donnelley & Sons Co. (Commercial Services)	1,328	21,739
RadioShack Corp. (Retail)	747	14,574
Range Resources Corp. (Oil & Gas)	996	39,989
Raytheon Co. (Aerospace/Defense)	2,490	120,491
Red Hat, Inc.* (Software)	1,162	33,628
Regions Financial Corp. (Banks)	7,802	51,337
Republic Services, Inc. (Environmental Control)	2,075	61,690
Reynolds American, Inc. (Agriculture)	1,079	56,237
Robert Half International, Inc. (Commercial Services)	913	21,501
Rockwell Automation, Inc. (Machinery-Diversified)	913	44,819
Rockwell Collins, Inc. (Aerospace/Defense)	996	52,917
Roper Industries, Inc. (Miscellaneous Manufacturing)	581	32,513
Ross Stores, Inc. (Retail)	747	39,808
Rowan Cos., Inc.* (Oil & Gas)	747	16,389
Ryder System, Inc. (Transportation)	332	13,356
Safeway, Inc. (Food)	2,490	48,953
SAIC, Inc.* (Commercial Services)	1,909	31,957
Salesforce.com, Inc.* (Software)	664	56,984
SanDisk Corp.* (Computers)	1,494	62,853
Sara Lee Corp. (Food)	4,316	60,856
SCANA Corp. (Electric)	664	23,745
Schlumberger, Ltd. (Oil & Gas Services)	7,802	431,763
Scripps Networks Interactive—Class A (Entertainment)	581	23,438
Sealed Air Corp. (Packaging & Containers)	996	19,641
Sears Holdings Corp.* (Retail)	249	16,098
Sempra Energy (Gas)	1,577	73,788
Sherwin-Williams Co. (Chemicals)	581	40,199
Sigma-Aldrich Corp. (Chemicals)	747	37,223
Simon Property Group, Inc. (REIT)	1,909	154,152
SLM Corp.* (Diversified Financial Services)	3,154	32,770
Smith International, Inc. (Oil & Gas Services)	1,577	59,374
Snap-on, Inc. (Hand/Machine Tools)	332	13,582
Southern Co. (Electric)	5,395	179,546
Southwest Airlines Co. (Airlines)	4,814	53,484
Southwestern Energy Co.* (Oil & Gas)	2,241	86,592
Spectra Energy Corp. (Pipelines)	4,233	84,956
Sprint Nextel Corp.* (Telecommunications)	19,588	83,053
St. Jude Medical, Inc.* (Healthcare-Products)	2,075	74,887
Stanley Black & Decker, Inc. (Hand/Machine Tools)	996	50,318
Staples, Inc. (Retail)	4,731	90,126
Starbucks Corp. (Retail)	4,897	118,997
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	1,245	51,580
State Street Corp. (Banks)	3,237	109,475
Stericycle, Inc.* (Environmental Control)	498	32,659
Stryker Corp. (Healthcare-Products)	1,826	91,410
Sunoco, Inc. (Oil & Gas)	747	25,973
SunTrust Banks, Inc. (Banks)	3,237	75,422
SuperValu, Inc. (Food)	1,328	14,396
Symantec Corp.* (Internet)	5,229	72,579
Sysco Corp. (Food)	3,818	109,080
T. Rowe Price Group, Inc. (Diversified Financial Services)	1,660	73,687
Target Corp. (Retail)	4,814	236,704
TECO Energy, Inc. (Electric)	1,328	20,013
Tellabs, Inc. (Telecommunications)	2,490	15,911
Tenet Healthcare Corp.* (Healthcare-Services)	2,822	12,247
Teradata Corp.* (Computers)	1,079	32,888
Teradyne, Inc.* (Semiconductors)	1,162	11,330
Tesoro Petroleum Corp. (Oil & Gas)	913	10,655
Texas Instruments, Inc. (Semiconductors)	7,968	185,495
Textron, Inc. (Miscellaneous Manufacturing)	1,743	29,579
The AES Corp.* (Electric)	4,316	39,880
The Charles Schwab Corp. (Diversified Financial Services)	6,391	90,624
The Dow Chemical Co. (Chemicals)	7,553	179,157
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	747	41,630

See accompanying notes to the financial statements.

6 :: ProFund VP Bull :: Financial Statements

Common Stocks, continued
	Shares	Value

The Gap, Inc. (Retail)	2,905	$56,531
The Goldman Sachs Group, Inc. (Diversified Financial Services)	3,320	435,816
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	1,577	15,675
The Hershey Co. (Food)	1,079	51,716
The New York Times Co.—Class A* (Media)	747	6,462
The Travelers Cos., Inc. (Insurance)	3,237	159,422
The Williams Cos., Inc. (Pipelines)	3,818	69,793
Thermo Fisher Scientific, Inc.* (Electronics)	2,656	130,277
Tiffany & Co. (Retail)	830	31,465
Time Warner Cable, Inc. (Media)	2,324	121,034
Time Warner, Inc. (Media)	7,470	215,958
Titanium Metals Corp.* (Mining)	498	8,760
TJX Cos., Inc. (Retail)	2,656	111,419
Torchmark Corp. (Insurance)	498	24,656
Total System Services, Inc. (Software)	1,245	16,932
Tyson Foods, Inc.—Class A (Food)	1,992	32,649
U.S. Bancorp (Banks)	12,533	280,113
Union Pacific Corp. (Transportation)	3,320	230,773
United Parcel Service, Inc.—Class B (Transportation)	6,474	368,306
United States Steel Corp. (Iron/Steel)	913	35,196
United Technologies Corp. (Aerospace/Defense)	6,059	393,290
UnitedHealth Group, Inc. (Healthcare-Services)	7,470	212,148
UnumProvident Corp. (Insurance)	2,158	46,829
Urban Outfitters, Inc.* (Retail)	830	28,544
V.F. Corp. (Apparel)	498	35,448
Valero Energy Corp. (Oil & Gas)	3,652	65,663
Varian Medical Systems, Inc.* (Healthcare-Products)	747	39,053
Ventas, Inc. (REIT)	996	46,762
VeriSign, Inc.* (Internet)	1,162	30,851
Verizon Communications, Inc. (Telecommunications)	18,509	518,622
Viacom, Inc.—Class B (Media)	3,984	124,978
Visa, Inc.—Class A (Commercial Services)	2,905	205,529
Vornado Realty Trust (REIT)	996	72,658
Vulcan Materials Co. (Building Materials)	830	36,379
W.W. Grainger, Inc. (Distribution/Wholesale)	332	33,017
Wal-Mart Stores, Inc. (Retail)	13,612	654,329
Walgreen Co. (Retail)	6,391	170,640
Walt Disney Co. (Media)	12,865	405,247
Washington Post Co.—Class B (Media)	83	34,070
Waste Management, Inc. (Environmental Control)	3,154	98,689
Waters Corp.* (Electronics)	581	37,591
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	664	26,938
WellPoint, Inc.* (Healthcare-Services)	2,739	134,019
Wells Fargo & Co. (Banks)	34,196	875,418
Western Digital Corp.* (Computers)	1,494	45,059
Western Union Co. (Commercial Services)	4,399	65,589
Weyerhaeuser Co. (Forest Products & Paper)	1,328	46,746
Whirlpool Corp. (Home Furnishings)	415	36,445
Whole Foods Market, Inc.* (Food)	1,079	38,866
Windstream Corp. (Telecommunications)	3,154	33,306
Wisconsin Energy Corp. (Electric)	747	37,903
Wyndham Worldwide Corp. (Lodging)	1,162	23,403
Wynn Resorts, Ltd. (Lodging)	415	31,652
Xcel Energy, Inc. (Electric)	2,988	61,583
Xerox Corp. (Office/Business Equipment)	9,047	72,738
Xilinx, Inc. (Semiconductors)	1,743	44,028
XL Capital, Ltd.—Class A (Insurance)	2,241	35,878
Yahoo!, Inc.* (Internet)	7,719	106,754
YUM! Brands, Inc. (Retail)	3,071	119,892
Zimmer Holdings, Inc.* (Healthcare-Products)	1,328	71,778
Zions Bancorp (Banks)	996	21,484

TOTAL COMMON STOCKS (Cost $52,069,287)		60,494,598

Repurchase Agreements (25.3%)
	Principal
	Amount	Value

Bank of America, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $6,975,000 (Collateralized by $6,649,200 U.S. Treasury Notes, 3.63%, 8/15/19, market value $7,114,643)	$6,975,000	$6,975,000
Deutsche Bank, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $1,025,000 (Collateralized by $1,049,000 Federal National Mortgage Association, 0.28%‡, 1/24/11, market value $1,047,357)	1,025,000	1,025,000
HSBC, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $12,555,000 (Collateralized by $12,829,000 of various Federal Home Loan Mortgage Corp. Securities, 0.18%–1.00%, 3/9/11–1/25/12, market value $12,807,263)	12,555,000	12,555,000
UBS, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $133,000 (Collateralized by $124,000 of various U.S. Treasury Securities, 1.88%–5.25%, 6/15/12–8/1/12, market value $136,252)	133,000	133,000
UMB, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $227,000 (Collateralized by $229,500 U.S. Treasury Notes, 2.00%, 9/30/10, market value $231,677)	227,000	227,000

TOTAL REPURCHASE AGREEMENTS (Cost $20,915,000)		20,915,000

TOTAL INVESTMENT SECURITIES (Cost $72,984,287)—98.4%		81,409,598
Net other assets (liabilities)—1.6%		1,340,375

NET ASSETS—100.0%		$82,749,973

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of June 30, 2010, the aggregate amount held in a segregated account was $1,430,000.

‡	Represents the effective yield or interest rate in effect at June 30, 2010.

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini S&P 500 Futures Contract expiring 9/20/10 (Underlying notional amount at value $13,851,000)	270	$(866,382)

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500 Index	$5,249,775	$(238,832)
Equity Index Swap Agreement with UBS AG, based on the S&P 500 Index	3,643,140	(154,615)

		$(393,447)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Bull :: 7

ProFund VP Bull invested in the following industries as of June30, 2010:

		% of
	Value	Net Assets

Advertising	$90,814	0.1%
Aerospace/Defense	1,379,743	1.7%
Agriculture	674,489	0.8%
Airlines	53,484	0.1%
Apparel	300,678	0.4%
Auto Manufacturers	317,714	0.4%
Auto Parts & Equipment	133,876	0.2%
Banks	3,231,138	3.9%
Beverages	1,611,849	2.0%
Biotechnology	740,794	0.9%
Building Materials	61,385	0.1%
Chemicals	954,546	1.2%
Coal	133,999	0.2%
Commercial Services	1,257,375	1.5%
Computers	3,962,938	4.8%
Cosmetics/Personal Care	1,497,684	1.8%
Distribution/Wholesale	113,967	0.1%
Diversified Financial Services	3,368,988	4.1%
Electric	2,059,588	2.5%
Electrical Components & Equipment	229,089	0.3%
Electronics	334,936	0.4%
Energy-Alternate Sources	28,344	NM
Engineering & Construction	76,606	0.1%
Entertainment	53,409	0.1%
Environmental Control	193,038	0.2%
Food	1,301,429	1.6%
Forest Products & Paper	168,954	0.2%
Gas	112,591	0.1%
Hand/Machine Tools	63,900	0.1%
Healthcare-Products	2,118,890	2.6%
Healthcare-Services	633,021	0.8%
Holding Companies-Diversified	24,290	NM
Home Builders	48,169	0.1%
Home Furnishings	48,849	0.1%
Household Products/Wares	278,142	0.3%
Housewares	26,733	NM
Insurance	2,420,268	2.9%
Internet	1,455,182	1.8%
Iron/Steel	184,182	0.2%
Leisure Time	118,549	0.1%
Lodging	156,335	0.2%
Machinery-Construction & Mining	244,305	0.3%
Machinery-Diversified	306,568	0.4%
Media	1,814,405	2.2%
Metal Fabricate/Hardware	93,966	0.1%
Mining	451,874	0.5%
Miscellaneous Manufacturing	2,143,416	2.6%
Office/Business Equipment	101,901	0.1%
Oil & Gas	5,238,096	6.3%
Oil & Gas Services	930,870	1.1%
Packaging & Containers	119,919	0.1%
Pharmaceuticals	3,511,898	4.2%
Pipelines	254,550	0.3%
REIT	766,687	0.9%
Real Estate	23,722	NM
Retail	3,693,104	4.5%
Savings & Loans	37,589	NM
Semiconductors	1,544,256	1.9%
Software	2,595,651	3.1%
Telecommunications	3,389,432	4.1%
Textiles	19,895	NM
Toys/Games/Hobbies	83,289	0.1%
Transportation	1,109,250	1.3%
Other**	22,255,375	26.9%

Total	$82,749,973	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

8 :: ProFund VP Bull :: Financial Statements

Statement of Assets and Liabilities (unaudited) :: June 30, 2010

Assets:
Total Investment Securities, at cost	$72,984,287

Securities, at value	60,494,598
Repurchase agreements, at value	20,915,000

Total Investment Securities, at value	81,409,598
Segregated cash balances with brokers for futures contracts	1,557,900
Dividends receivable	82,446
Receivable for capital shares issued	1,489,425
Prepaid expenses	1,254

Total Assets	84,540,623

Liabilities:
Cash overdraft	15,667
Payable for capital shares redeemed	1,010,215
Unrealized loss on swap agreements	393,447
Variation margin on futures contracts	148,500
Advisory fees payable	47,457
Management services fees payable	6,328
Administration fees payable	2,952
Administrative services fees payable	39,601
Distribution fees payable	35,669
Trustee fees payable	4
Transfer agency fees payable	9,919
Fund accounting fees payable	6,406
Compliance services fees payable	512
Other accrued expenses	73,973

Total Liabilities	1,790,650

Net Assets	$82,749,973

Net Assets consist of:
Capital	$87,537,398
Accumulated net investment income (loss)	(175,686)

Accumulated net realized gains (losses) on investments	(11,777,221)

Net unrealized appreciation (depreciation) on investments	7,165,482

Net Assets	$82,749,973

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	3,839,681

Net Asset Value (offering and redemption price per share)	$21.55

Statement of Operations (unaudited) :: For the six months ended June 30, 2010

Investment Income:
Dividends	$660,277
Interest	17,179

Total Investment Income	677,456

Expenses:
Advisory fees	380,866
Management services fees	50,782
Administration fees	20,707
Transfer agency fees	30,081
Administrative services fees	156,417
Distribution fees	126,955
Custody fees	7,995
Fund accounting fees	42,015
Trustee fees	646
Compliance services fees	464
Other fees	69,731

Total Gross Expenses before reductions	886,659
Less Expenses reduced by the Advisor	(33,517)

Total Net Expenses	853,142

Net Investment Income (Loss)	(175,686)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	13,406,492
Net realized gains (losses) on futures contracts	56,037
Net realized gains (losses) on swap agreements	(543,043)
Change in net unrealized appreciation/depreciation on investments	(19,477,621)

Net Realized and Unrealized Gains (Losses) on Investments	(6,558,135)

Change in Net Assets Resulting from Operations	$(6,733,821)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Bull :: 9

Statements of Changes in Net Assets

	For the
	six months ended	For the
	June 30, 2010	year ended
	(unaudited)	December 31, 2009

From Investment Activities:
Operations:
Net investment income (loss)	$(175,686)	$135,353
Net realized gains (losses) on investments	12,919,486	5,440,534
Change in net unrealized appreciation/depreciation on investments	(19,477,621)	10,941,234

Change in net assets resulting from operations	(6,733,821)	16,517,121

Distributions to Shareholders From:
Net investment income	(135,672)	(686,731)

Change in net assets resulting from distributions	(135,672)	(686,731)

Capital Transactions:
Proceeds from shares issued	200,287,397	336,815,211
Dividends reinvested	135,672	686,731
Value of shares redeemed	(224,311,891)	(310,347,182)

Change in net assets resulting from capital transactions	(23,888,822)	27,154,760

Change in net assets	(30,758,315)	42,985,150
Net Assets:
Beginning of period	113,508,288	70,523,138

End of period	$82,749,973	$113,508,288

Accumulated net investment income (loss)	$(175,686)	$135,672

Share Transactions:
Issued	8,488,412	16,825,626
Reinvested	5,623	30,850
Redeemed	(9,507,355)	(15,728,348)

Change in shares	(1,013,320)	1,128,128

See accompanying notes to the financial statements.

10 :: ProFund VP Bull :: Financial Highlights

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the
	six months ended	For the	For the	For the	For the	For the
	June 30, 2010	year ended	year ended	year ended	year ended	year ended
	(unaudited)	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$23.39	$18.93	$30.90	$30.40	$28.27	$27.59

Investment Activities:
Net investment income (loss)(a)	(0.04)	0.03	0.16	0.19	0.11	0.06
Net realized and unrealized gains (losses) on investments	(1.77)	4.57	(11.68)	0.89	3.63	0.69

Total income (loss) from investment activities	(1.81)	4.60	(11.52)	1.08	3.74	0.75

Distributions to Shareholders From:
Net investment income	(0.03)	(0.14)	—	(0.18)	(0.08)	(0.07)
Net realized gains on investments	—	—	(0.45)	(0.40)	(1.53)	—

Total distributions	(0.03)	(0.14)	(0.45)	(0.58)	(1.61)	(0.07)

Net Asset Value, End of Period	$21.55	$23.39	$18.93	$30.90	$30.40	$28.27

Total Return	(7.76)% (b)	24.34%	(37.67)%	3.55%	13.66%	2.74%

Ratios to Average Net Assets:
Gross expenses(c)	1.75%	1.80%	1.73%	1.67%	1.70%	1.78%
Net expenses(c)	1.68%	1.67%	1.63%	1.62%	1.67%	1.78%
Net Investment income (loss)(c)	(0.35)%	0.17%	0.63%	0.60%	0.38%	0.21%

Supplemental Data:
Net assets, end of period (000’s)	$82,750	$113,508	$70,523	$163,524	$310,894	$297,546
Portfolio turnover rate(d)	69% (b)	116%	259%	175%	224%	273%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Mid-Cap :: 11

Investment Objective: The ProFund VP Mid-Cap seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400 Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2010

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	18%
Swap Agreements	82%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The ProFund VP Mid-Cap primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P MidCap 400 Index - Composition
% of Index

Consumer Non-Cyclical	21%
Financial	20%
Industrial	18%
Consumer Cyclical	13%
Technology	8%
Utilities	6%
Communications	5%
Energy	5%
Basic Materials	4%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements (102.6%)

	Principal
	Amount	Value

Bank of America, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $1,904,000 (Collateralized by $1,815,200 U.S. Treasury Notes, 3.63%, 8/15/19, market value $1,942,264)	$1,904,000	$1,904,000
Deutsche Bank, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $1,904,000 (Collateralized by $1,946,000 Federal National Mortgage Association, 0.28%‡, 1/24/11, market value $1,942,952)	1,904,000	1,904,000
HSBC, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $1,904,000 (Collateralized by $1,941,000 of various U.S. Government Agency Obligations, 0.61%–1.00%, 3/9/11–11/18/11, market value $1,942,994)	1,904,000	1,904,000
UBS, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $1,904,000 (Collateralized by $1,767,000 Federal National Mortgage Association, 5.25%, 8/1/12, market value $1,943,700)	1,904,000	1,904,000
UMB, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $1,904,000 (Collateralized by $1,920,600 of various U.S. Treasury Notes, 2.00%–2.38%, 8/30/10–9/30/10, market value $1,942,251)	1,904,000	1,904,000

TOTAL REPURCHASE AGREEMENTS
(Cost $9,520,000)		9,520,000

TOTAL Investment SECURITIES
(Cost $9,520,000)—102.6%		9,520,000
Net other assets (liabilities)—(2.6)%		(243,260)

NET ASSETS—100.0%		$9,276,740

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of June 30, 2010, the aggregate amount held in a segregated account was $1,200,000.

‡	Represents the effective yield or interest rate in effect at June 30, 2010.

Futures Contracts Purchased

		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini S&P MidCap 400 Futures Contract expiring 9/20/10 (Underlying notional amount at value $1,702,560)	24	$(119,330)

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400 Index	$876,326	$(39,107)
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400 Index	6,698,118	(299,008)

		$(338,115)

See accompanying notes to the financial statements.

12 :: ProFund VP Mid-Cap :: Financial Statements

Statement of Assets and Liabilities (unaudited) :: June 30, 2010

Assets:
Total Investment Securities, at cost	$9,520,000

Repurchase agreements, at value	9,520,000

Total Investment Securities, at value	9,520,000
Cash	28,557
Segregated cash balances with brokers for futures contracts	157,440
Receivable for capital shares issued	16,356
Prepaid expenses	131

Total Assets	9,722,484

Liabilities:
Payable for capital shares redeemed	65,408
Unrealized loss on swap agreements	338,115
Variation margin on futures contracts	15,360
Advisory fees payable	4,969
Management services fees payable	662
Administration fees payable	269
Administrative services fees payable	7,030
Distribution fees payable	6,955
Transfer agency fees payable	1,071
Fund accounting fees payable	584
Compliance services fees payable	53
Other accrued expenses	5,278

Total Liabilities	445,754

Net Assets	$9,276,740

Net Assets consist of:
Capital	$10,761,690
Accumulated net investment income (loss)	(93,303)
Accumulated net realized gains (losses) on investments	(934,202)
Net unrealized appreciation (depreciation) on investments	(457,445)

Net Assets	$9,276,740

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	423,562

Net Asset Value (offering and redemption price per share)	$21.90

Statement of Operations (unaudited) :: For the six months ended June 30, 2010

Investment Income:
Interest	$4,853

Expenses:
Advisory fees	43,991
Management services fees	5,865
Administration fees	2,103
Transfer agency fees	3,016
Administrative services fees	14,536
Distribution fees	14,664
Custody fees	2,424
Fund accounting fees	4,037
Trustee fees	68
Compliance services fees	45
Other fees	6,356
Recoupment of prior expenses reduced by the Advisor	1,051

Total Expenses	98,156

Net Investment Income (Loss)	(93,303)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on futures contracts	974,406
Net realized gains (losses) on swap agreements	(345,285)
Change in net unrealized appreciation/depreciation on investments	(701,657)

Net Realized and Unrealized Gains (Losses) on Investments	(72,536)

Change in Net Assets Resulting from Operations	$(165,839)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Mid-Cap :: 13

Statements of Changes in Net Assets

	For the
	six months ended	For the
	June 30, 2010	year ended
	(unaudited)	December 31, 2009

From Investment Activities:
Operations:
Net investment income (loss)	$(93,303)	$(66,666)
Net realized gains (losses) on investments	629,121	944,870
Change in net unrealized appreciation/depreciation on investments	(701,657)	153,049

Change in net assets resulting from operations	(165,839)	1,031,253

Distributions to Shareholders From:
Net realized gains on investments	(933,165)	—

Change in net assets resulting from distributions	(933,165)	—

Capital Transactions:
Proceeds from shares issued	21,948,372	20,201,179
Dividends reinvested	933,165	—
Value of shares redeemed	(24,349,637)	(11,371,020)

Change in net assets resulting from capital transactions	(1,468,100)	8,830,159

Change in net assets	(2,567,104)	9,861,412
Net Assets:
Beginning of period	11,843,844	1,982,432

End of period	$9,276,740	$11,843,844

Accumulated net investment income (loss)	$(93,303)	$—

Share Transactions:
Issued	904,480	972,780
Reinvested	38,704	—
Redeemed	(1,008,020)	(592,980)

Change in shares	(64,836)	379,800

See accompanying notes to the financial statements.

14 :: ProFund VP Mid-Cap :: Financial Highlights

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the			For the period
	six months ended	For the	For the	Aug. 31, 2007
	June 30, 2010	year ended	year ended	through
	(unaudited)	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007(a)

Net Asset Value, Beginning of Period	$24.25	$18.25	$29.71	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.19)	(0.35)	(0.01)	0.30
Net realized and unrealized gains (losses) on investments	(0.14)	6.35	(11.36)	(0.59)

Total income (loss) from investment activities	(0.33)	6.00	(11.37)	(0.29)

Distributions to Shareholders From:
Net investment income	—	—	(0.09)	—
Net realized gains on investments	(2.02)	—	—	—

Net Asset Value, End of Period	$21.90	$24.25	$18.25	$29.71

Total Return	(2.14)% (c)	32.88%	(38.37)%	(0.97)% (c)

Ratios to Average Net Assets:
Gross expenses(d)	1.67%	1.75%	1.84%	2.02%
Net expenses(d)	1.67%	1.67%	1.63%	1.63%
Net Investment income (loss)(d)	(1.59)%	(1.61)%	(0.05)%	2.98%

Supplemental Data:
Net assets, end of period (000’s)	$9,277	$11,844	$1,982	$194
Portfolio turnover rate(e)	—	—	—	—

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap :: 15

Investment Objective:   The ProFund VP Small-Cap seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Russell 2000 Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2010

Market Exposure
Investment Type	% of Net Assets

Equity Securities	30%
Swap Agreements	70%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Piedmont Natural Gas Co., Inc.	0.1%
ProAssurance Corp.	0.1%
Northwest Natural Gas Co.	0.1%
Montpelier Re Holdings, Ltd.	0.1%
Alterra Capital Holdings, Ltd.	0.1%

Russell 2000 Index - Composition
% of Index

Consumer Non-Cyclical	21%
Financial	21%
Industrial	15%
Consumer Cyclical	14%
Technology	10%
Communications	8%
Basic Materials	4%
Energy	4%
Utilities	3%

Schedule of Portfolio Investments (unaudited)

Common Stocks (30.0%)
	Shares	Value

3D Systems Corp.* (Computers)	50	$628
99 Cents Only Stores* (Retail)	70	1,036
A.M. Castle & Co.* (Metal Fabricate/Hardware)	50	695
AAR Corp.* (Aerospace/Defense)	80	1,339
Abaxis, Inc.* (Healthcare-Products)	60	1,286
ABIOMED, Inc.* (Healthcare-Products)	100	968
ABM Industries, Inc. (Commercial Services)	90	1,885
Acacia Research Corp.* (Media)	60	854
Accelrys, Inc.* (Software)	100	645
Acco Brands Corp.* (Household Products/Wares)	150	749
Accuray, Inc.* (Healthcare-Products)	110	729
Aceto Corp. (Chemicals)	110	630
ACI Worldwide, Inc.* (Software)	80	1,558
Acme Packet, Inc.* (Telecommunications)	70	1,882
Acorda Therapeutics, Inc.* (Biotechnology)	70	2,178
Actuant Corp.—Class A (Miscellaneous Manufacturing)	140	2,636
Acuity Brands, Inc. (Miscellaneous Manufacturing)	60	2,183
Acxiom Corp.* (Software)	130	1,910
ADC Telecommunications, Inc.* (Telecommunications)	190	1,408
Administaff, Inc. (Commercial Services)	40	966
ADTRAN, Inc. (Telecommunications)	100	2,727
Advance America Cash Advance Centers, Inc. (Commercial Services)	120	496
Advanced Analogic Technologies, Inc.* (Semiconductors)	250	798
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	70	860
Advent Software, Inc.* (Software)	40	1,878
Advisory Board Co.* (Commercial Services)	30	1,289
AFC Enterprises, Inc.* (Retail)	90	819
Affymetrix, Inc.* (Biotechnology)	140	826
Air Methods Corp.* (Healthcare-Services)	30	893
Aircastle, Ltd. (Trucking & Leasing)	120	942
AirTran Holdings, Inc.* (Airlines)	310	1,503
Alaska Air Group, Inc.* (Airlines)	50	2,247
Alaska Communications Systems Group, Inc. (Telecommunications)	130	1,104
Albany International Corp.—Class A (Machinery-Diversified)	50	810
Align Technology, Inc.* (Healthcare-Products)	110	1,636
Alkermes, Inc.* (Pharmaceuticals)	170	2,116
ALLETE, Inc. (Electric)	80	2,739
Alliance One International, Inc.* (Agriculture)	300	1,068
Allied Nevada Gold Corp.* (Mining)	100	1,968
Allos Therapeutics, Inc.* (Pharmaceuticals)	180	1,103
Almost Family, Inc.* (Healthcare-Services)	30	1,048
Alnylam Pharmaceuticals, Inc.* (Pharmaceuticals)	100	1,502
Alphatec Holdings, Inc.* (Healthcare-Products)	120	557
Alterra Capital Holdings, Ltd. (Insurance)	200	3,756
AMAG Pharmaceuticals, Inc.* (Biotechnology)	40	1,374
Ambassadors Group, Inc. (Leisure Time)	60	677
AMERCO* (Trucking & Leasing)	20	1,101
American Axle & Manufacturing Holdings, Inc.* (Auto Parts & Equipment)	130	953
American Campus Communities, Inc. (REIT)	90	2,456
American Capital Agency Corp. (REIT)	60	1,585
American Capital, Ltd.* (Investment Companies)	440	2,121
American Equity Investment Life Holding Co. (Insurance)	120	1,238
American Greetings Corp.—Class A (Household Products/Wares)	70	1,313
American Italian Pasta Co.—Class A* (Food)	40	2,115
American Medical Systems Holdings, Inc.* (Healthcare-Products)	120	2,654
American Public Education, Inc.* (Commercial Services)	30	1,311
American Reprographics Co.* (Software)	130	1,135
American States Water Co. (Water)	60	1,988
American Vanguard Corp. (Chemicals)	90	714
Amerigon, Inc.* (Auto Parts & Equipment)	110	812
AMERIGROUP Corp.* (Healthcare-Services)	80	2,598
Ameris Bancorp (Banks)	90	869
Ameron International Corp. (Miscellaneous Manufacturing)	20	1,207
Amkor Technology, Inc.* (Semiconductors)	240	1,322
AMN Healthcare Services, Inc.* (Commercial Services)	120	898
AmSurg Corp.* (Healthcare-Services)	70	1,247
AmTrust Financial Services, Inc. (Insurance)	120	1,445

See accompanying notes to the financial statements.

16 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued
	Shares	Value

ANADIGICS, Inc.* (Semiconductors)	180	$785
Analogic Corp. (Electronics)	30	1,365
Anixter International, Inc.* (Telecommunications)	50	2,130
AnnTaylor Stores Corp.* (Retail)	100	1,627
Apogee Enterprises, Inc. (Building Materials)	60	650
Apollo Investment Corp. (Investment Companies)	310	2,892
Applied Industrial Technologies, Inc. (Machinery-Diversified)	70	1,772
Applied Micro Circuits Corp.* (Semiconductors)	130	1,362
Applied Signal Technology, Inc. (Telecommunications)	70	1,375
Arbitron, Inc. (Commercial Services)	50	1,281
Arch Chemicals, Inc. (Chemicals)	50	1,537
ArcSight, Inc.* (Telecommunications)	40	896
Ardea Biosciences, Inc.* (Pharmaceuticals)	30	617
Arena Resources, Inc.* (Oil & Gas)	70	2,233
Argo Group International Holdings, Ltd. (Insurance)	70	2,141
Ariba, Inc.* (Internet)	160	2,549
Arkansas Best Corp. (Transportation)	50	1,038
ArQule, Inc.* (Biotechnology)	110	473
Array BioPharma, Inc.* (Pharmaceuticals)	190	580
Arris Group, Inc.* (Telecommunications)	210	2,140
Arrow Financial Corp. (Banks)	30	693
Art Technology Group, Inc.* (Internet)	330	1,129
Artio Global Investors, Inc. (Diversified Financial Services)	60	944
Aruba Networks, Inc.* (Telecommunications)	130	1,851
ArvinMeritor, Inc.* (Auto Parts & Equipment)	140	1,834
Ascent Media Corp.—Class A* (Entertainment)	40	1,010
Ashford Hospitality Trust* (REIT)	90	660
Assisted Living Concepts, Inc.—Class A* (Healthcare-Services)	40	1,184
Associated Estates Realty Corp. (REIT)	110	1,424
Astec Industries, Inc.* (Machinery-Construction & Mining)	40	1,109
Astoria Financial Corp. (Savings & Loans)	160	2,202
Astronics Corp.* (Aerospace/Defense)	30	491
Atlantic Tele-Network, Inc. (Environmental Control)	20	826
Atlas Air Worldwide Holdings, Inc.* (Transportation)	50	2,375
ATMI, Inc.* (Semiconductors)	110	1,610
Auxilium Pharmaceuticals, Inc.* (Healthcare-Products)	70	1,645
Aviat Networks, Inc.* (Telecommunications)	170	617
Avid Technology, Inc.* (Software)	100	1,273
Avis Budget Group, Inc.* (Commercial Services)	180	1,768
AZZ, Inc. (Miscellaneous Manufacturing)	40	1,471
B&G Foods, Inc.—Class A (Food)	170	1,833
Baldor Electric Co. (Hand/Machine Tools)	80	2,886
Banco Latinoamericano de Comercio Exterior, S.A.—Class E (Banks)	110	1,374
Bank Mutual Corp. (Banks)	120	682
Bank of the Ozarks, Inc. (Banks)	50	1,773
Barnes Group, Inc. (Miscellaneous Manufacturing)	120	1,967
Basic Energy Services, Inc.* (Oil & Gas Services)	80	616
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	70	1,261
Belden, Inc. (Electrical Components & Equipment)	100	2,200
Belo Corp.—Class A* (Media)	210	1,195
Benchmark Electronics, Inc.* (Electronics)	120	1,902
Berkshire Hills Bancorp, Inc. (Savings & Loans)	30	584
Berry Petroleum Co.—Class A (Oil & Gas)	100	2,572
BGC Partners, Inc.—Class A (Diversified Financial Services)	150	767
Big 5 Sporting Goods Corp. (Retail)	80	1,051
Bill Barrett Corp.* (Oil & Gas)	90	2,769
BioMed Realty Trust, Inc. (REIT)	200	3,218
BJ’s Restaurants, Inc.* (Retail)	50	1,180
Black Box Corp. (Telecommunications)	50	1,394
Black Hills Corp. (Electric)	70	1,993
Blackbaud, Inc. (Software)	80	1,742
Blackboard, Inc.* (Software)	60	2,240
BlackRock Kelso Capital Corp. (Investment Companies)	130	1,283
Blount International, Inc.* (Machinery-Diversified)	120	1,232
Blue Coat Systems, Inc.* (Internet)	70	1,430
Bob Evans Farms, Inc. (Retail)	80	1,970
Boise, Inc.* (Forest Products & Paper)	180	988
Boston Private Financial Holdings, Inc. (Banks)	140	900
Bowne & Co., Inc. (Commercial Services)	1	11
Brady Corp.—Class A (Electronics)	80	1,994
Bridgepoint Education, Inc.* (Commercial Services)	40	632
Briggs & Stratton Corp. (Machinery-Diversified)	90	1,532
Brigham Exploration Co.* (Oil & Gas)	200	3,076
Brightpoint, Inc.* (Distribution/Wholesale)	150	1,050
Bristow Group, Inc.* (Transportation)	60	1,764
Brown Shoe Co., Inc. (Retail)	90	1,366
Bruker Corp.* (Healthcare-Products)	110	1,338
Brunswick Corp. (Leisure Time)	140	1,740
Brush Engineered Materials, Inc.* (Mining)	50	999
Buckeye Technologies, Inc.* (Forest Products & Paper)	90	896
Buffalo Wild Wings, Inc.* (Retail)	30	1,097
Cabot Microelectronics Corp.* (Chemicals)	40	1,384
CACI International, Inc.—Class A* (Computers)	50	2,124
Cal Dive International, Inc.* (Oil & Gas Services)	200	1,170
Calamos Asset Management, Inc. (Diversified Financial Services)	80	742
Calgon Carbon Corp.* (Environmental Control)	100	1,324
California Pizza Kitchen, Inc.* (Retail)	60	909
California Water Service Group (Water)	70	2,499
Callaway Golf Co. (Leisure Time)	140	846
Cantel Medical Corp. (Healthcare-Products)	60	1,002
Capella Education Co.* (Commercial Services)	30	2,440
Capital Lease Funding, Inc. (REIT)	180	830
CARBO Ceramics, Inc. (Oil & Gas Services)	30	2,166
Cardinal Financial Corp. (Banks)	110	1,016
CardioNet, Inc.* (Healthcare-Products)	100	548
Cardtronics, Inc.* (Commercial Services)	50	648
Carrizo Oil & Gas, Inc.* (Oil & Gas)	80	1,242
Carter’s, Inc.* (Apparel)	100	2,625
Cascade Corp. (Machinery-Diversified)	20	712
Casey’s General Stores, Inc. (Retail)	80	2,792
Cash America International, Inc. (Retail)	40	1,371
Cass Information Systems, Inc. (Banks)	20	685
Cathay Bancorp, Inc. (Banks)	150	1,549
Cavium Networks, Inc.* (Semiconductors)	90	2,357
Cbeyond, Inc.* (Telecommunications)	70	875
CBL & Associates Properties, Inc. (REIT)	230	2,861
CDI Corp. (Commercial Services)	70	1,087
Celadon Group, Inc.* (Transportation)	90	1,273
Celera Corp.* (Biotechnology)	210	1,375
Centene Corp.* (Healthcare-Services)	80	1,720
Centerstate Banks, Inc. (Banks)	80	807
Central Garden & Pet Co.—Class A* (Household Products/Wares)	160	1,435
Century Aluminum Co.* (Mining)	160	1,413
Cenveo, Inc.* (Commercial Services)	130	714
Cepheid, Inc.* (Healthcare-Products)	120	1,922
Ceradyne, Inc.* (Miscellaneous Manufacturing)	60	1,282
CH Energy Group, Inc. (Electric)	40	1,570
Charming Shoppes, Inc.* (Retail)	230	863
Chart Industries, Inc.* (Machinery-Diversified)	50	779
Checkpoint Systems, Inc.* (Electronics)	60	1,042

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap :: 17

Common Stocks, continued
	Shares	Value

Cheesecake Factory, Inc.* (Retail)	100	$2,226
Chemed Corp. (Commercial Services)	50	2,732
Chemical Financial Corp. (Banks)	80	1,742
Chindex International, Inc.* (Distribution/Wholesale)	60	752
Chiquita Brands International, Inc.* (Food)	100	1,215
Christopher & Banks Corp. (Retail)	130	805
Churchill Downs, Inc. (Entertainment)	40	1,312
Cincinnati Bell, Inc.* (Telecommunications)	440	1,324
Cirrus Logic, Inc.* (Semiconductors)	100	1,581
CKE Restaurants, Inc. (Retail)	70	877
CKX, Inc.* (Media)	120	599
Clarcor, Inc. (Miscellaneous Manufacturing)	80	2,842
Clayton Williams Energy, Inc.* (Oil & Gas)	30	1,264
Clean Harbors, Inc.* (Environmental Control)	30	1,992
Clearwater Paper Corp.* (Forest Products & Paper)	20	1,095
Cloud Peak Energy, Inc.* (Coal)	120	1,591
CNO Financial Group, Inc.* (Insurance)	390	1,930
Coeur d’Alene Mines Corp.* (Mining)	141	2,225
Cogdell Spencer, Inc. (REIT)	140	946
Cogent Communications Group, Inc.* (Internet)	180	1,364
Cogent, Inc.* (Electronics)	140	1,261
Cognex Corp. (Machinery-Diversified)	100	1,758
Coherent, Inc.* (Electronics)	30	1,029
Coinstar, Inc.* (Commercial Services)	30	1,289
Collective Brands, Inc.* (Retail)	120	1,896
Colonial Properties Trust (REIT)	140	2,034
Colony Financial, Inc. (REIT)	80	1,352
Columbia Banking System, Inc. (Banks)	80	1,461
Columbus McKinnon Corp. NY* (Machinery-Diversified)	80	1,118
Community Bank System, Inc. (Banks)	110	2,423
Community Trust Bancorp, Inc. (Banks)	30	753
Commvault Systems, Inc.* (Software)	90	2,025
Compass Diversified Holdings (Holding
Companies-Diversified)	110	1,475
Compellent Technologies, Inc.* (Computers)	60	727
Complete Production Services, Inc.* (Oil & Gas Services)	150	2,145
Computer Programs & Systems, Inc. (Software)	20	818
comScore, Inc.* (Internet)	60	988
Comtech Telecommunications Corp.* (Telecommunications)	50	1,496
Conceptus, Inc.* (Healthcare-Products)	70	1,091
Concur Technologies, Inc.* (Software)	70	2,988
CONMED Corp.* (Healthcare-Products)	70	1,304
Consolidated Graphics, Inc.* (Commercial Services)	20	865
Contango Oil & Gas Co.* (Oil & Gas)	20	895
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	110	2,145
Core-Mark Holding Co., Inc.* (Distribution/Wholesale)	50	1,370
Cornell Companies, Inc.* (Commercial Services)	30	806
CoStar Group, Inc.* (Commercial Services)	40	1,552
Cousins Properties, Inc. (REIT)	1	7
CRA International, Inc.* (Commercial Services)	50	942
Cracker Barrel Old Country Store, Inc. (Retail)	30	1,397
CreXus Investment Corp. (REIT)	90	1,119
Crocs, Inc.* (Apparel)	150	1,587
Cross Country Healthcare, Inc.* (Commercial Services)	80	719
Crosstex Energy, Inc.* (Oil & Gas)	130	833
CryoLife, Inc.* (Biotechnology)	130	701
CSG Systems International, Inc.* (Software)	100	1,833
Cubic Corp. (Electronics)	40	1,455
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	150	3,090
Curtiss-Wright Corp. (Aerospace/Defense)	80	2,323
CVR Energy, Inc.* (Oil & Gas)	120	902
Cyberonics, Inc.* (Healthcare-Products)	60	1,421
CyberSource Corp.* (Internet)	100	2,553
Cymer, Inc.* (Electronics)	80	2,403
Daktronics, Inc. (Electronics)	120	900
Dana Holding Corp.* (Auto Parts & Equipment)	270	2,700
Danvers Bancorp, Inc. (Savings & Loans)	70	1,012
Darling International, Inc.* (Environmental Control)	230	1,727
DCT Industrial Trust, Inc. (REIT)	450	2,034
DealerTrack Holdings, Inc.* (Internet)	70	1,152
Deckers Outdoor Corp.* (Apparel)	20	2,857
Delphi Financial Group, Inc.—Class A (Insurance)	90	2,197
Deltic Timber Corp. (Forest Products & Paper)	30	1,254
Deluxe Corp. (Commercial Services)	80	1,500
Denny’s Corp.* (Retail)	280	728
Dexcom, Inc.* (Healthcare-Products)	120	1,387
DG Fastchannel, Inc.* (Media)	40	1,303
DHT Maritime, Inc. (Transportation)	150	578
Diamond Foods, Inc. (Food)	40	1,644
Diamond Management & Technology Consultants, Inc. (Commercial Services)	90	928
DiamondRock Hospitality Co. (REIT)	260	2,137
Digi International, Inc.* (Software)	80	662
Digital River, Inc.* (Internet)	80	1,913
DigitalGlobe, Inc.* (Telecommunications)	50	1,315
Dillards, Inc.—Class A (Retail)	80	1,720
Dime Community Bancshares, Inc. (Savings & Loans)	90	1,110
DineEquity, Inc.* (Retail)	20	558
Dionex Corp.* (Electronics)	30	2,234
DivX, Inc.* (Software)	70	536
Dollar Financial Corp.* (Commercial Services)	60	1,187
Dollar Thrifty Automotive Group, Inc.* (Commercial Services)	50	2,130
Domino’s Pizza, Inc.* (Retail)	100	1,130
Dress Barn, Inc.* (Retail)	110	2,619
Drill-Quip, Inc.* (Oil & Gas Services)	60	2,641
drugstore.com, Inc.* (Internet)	250	770
DSW, Inc.—Class A* (Retail)	30	674
DTS, Inc.* (Home Furnishings)	30	986
Duff & Phelps Corp.—Class A (Diversified Financial Services)	90	1,137
DuPont Fabros Technology, Inc. (REIT)	70	1,719
Durect Corp.* (Pharmaceuticals)	210	510
Dyax Corp.* (Pharmaceuticals)	360	817
Dycom Industries, Inc.* (Engineering & Construction)	120	1,026
E.W. Scripps Co.* (Media)	100	745
EarthLink, Inc. (Internet)	260	2,070
Eastman Kodak Co.* (Miscellaneous Manufacturing)	380	1,649
Eclipsys Corp.* (Software)	90	1,606
Education Realty Trust, Inc. (REIT)	210	1,266
Electro Rent Corp. (Commercial Services)	50	640
Electro Scientific Industries, Inc.* (Electronics)	80	1,069
Employers Holdings, Inc. (Insurance)	110	1,620
EMS Technologies, Inc.* (Telecommunications)	70	1,051
Emulex Corp.* (Semiconductors)	150	1,377
Encore Capital Group, Inc.* (Diversified Financial Services)	40	824
Encore Wire Corp. (Electrical Components & Equipment)	70	1,273
EnerSys* (Electrical Components & Equipment)	80	1,710
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	60	1,689
Entegris, Inc.* (Semiconductors)	220	873
Entertainment Properties Trust (REIT)	70	2,665
Entropic Communications, Inc.* (Semiconductors)	110	697
Enzo Biochem, Inc.* (Biotechnology)	130	529
Epoch Holding Corp. (Diversified Financial Services)	40	491

See accompanying notes to the financial statements.

18 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued
	Shares	Value

Equity Lifestyle Properties, Inc. (REIT)	50	$2,411
Equity One, Inc. (REIT)	130	2,028
eResearchTechnology, Inc.* (Internet)	130	1,024
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	50	1,287
Esterline Technologies Corp.* (Aerospace/Defense)	40	1,898
Ethan Allen Interiors, Inc. (Home Furnishings)	40	560
Euronet Worldwide, Inc.* (Commercial Services)	100	1,279
ev3, Inc.* (Healthcare-Products)	120	2,689
Evercore Partners, Inc.—Class A (Diversified Financial Services)	40	934
Exelixis, Inc.* (Biotechnology)	230	798
Extra Space Storage, Inc. (REIT)	130	1,807
EZCORP, Inc.—Class A* (Retail)	90	1,669
F.N.B. Corp. (Banks)	280	2,248
Fair Isaac Corp. (Software)	80	1,743
FARO Technologies, Inc.* (Electronics)	50	936
FBR Capital Markets Corp.* (Diversified Financial Services)	170	566
Federal Signal Corp. (Miscellaneous Manufacturing)	150	906
FEI Co.* (Electronics)	90	1,774
FelCor Lodging Trust, Inc.* (REIT)	130	649
Ferro Corp.* (Chemicals)	170	1,253
First Cash Financial Services, Inc.* (Retail)	80	1,744
First Commonwealth Financial Corp. (Banks)	220	1,155
First Community Bancshares, Inc. (Banks)	40	588
First Financial Bancorp (Banks)	120	1,794
First Financial Corp. (Banks)	30	774
First Merchants Corp. (Banks)	80	678
First Midwest Bancorp, Inc. (Banks)	150	1,824
First Potomac Realty Trust (REIT)	110	1,581
FirstMerit Corp. (Banks)	190	3,255
Flow International Corp.* (Machinery-Diversified)	140	330
Flushing Financial Corp. (Savings & Loans)	90	1,101
Force Protection, Inc.* (Auto Manufacturers)	190	779
Forestar Group, Inc.* (Real Estate)	90	1,616
FormFactor, Inc.* (Semiconductors)	100	1,080
Forward Air Corp. (Transportation)	70	1,907
FPIC Insurance Group, Inc.* (Insurance)	30	770
Franklin Electric Co., Inc. (Hand/Machine Tools)	50	1,441
Franklin Street Properties Corp. (REIT)	140	1,653
Fred’s, Inc. (Retail)	120	1,327
Fuller (H.B.) Co. (Chemicals)	110	2,089
FX Energy, Inc.* (Oil & Gas)	100	362
G & K Services, Inc. (Textiles)	70	1,445
G-III Apparel Group, Ltd.* (Apparel)	30	687
GAMCO Investors, Inc.—Class A (Diversified Financial Services)	30	1,116
Gaylord Entertainment Co.* (Lodging)	60	1,325
GenCorp, Inc.* (Aerospace/Defense)	150	657
General Communication, Inc.—Class A* (Telecommunications)	150	1,139
Genesco, Inc.* (Retail)	40	1,052
Genesee & Wyoming, Inc.—Class A* (Transportation)	50	1,865
Gentiva Health Services, Inc.* (Healthcare-Services)	40	1,080
GeoEye, Inc.* (Telecommunications)	40	1,246
GFI Group, Inc. (Diversified Financial Services)	140	781
Gibraltar Industries, Inc.* (Iron/Steel)	70	707
Glacier Bancorp, Inc. (Banks)	160	2,347
Gladstone Capital Corp. (Investment Companies)	70	757
Glatfelter (Forest Products & Paper)	110	1,194
Glimcher Realty Trust (REIT)	140	837
Global Cash Access Holdings, Inc.* (Commercial Services)	160	1,154
Global Industries, Ltd.* (Oil & Gas Services)	270	1,212
Golar LNG, Ltd. (Transportation)	110	1,086
GrafTech International, Ltd.* (Electrical Components & Equipment)	190	2,778
Grand Canyon Education, Inc.* (Commercial Services)	50	1,172
Granite Construction, Inc. (Engineering & Construction)	50	1,179
Graphic Packaging Holding Co.* (Packaging & Containers)	280	882
Great Lakes Dredge & Dock Co. (Commercial Services)	110	660
Green Plains Renewable Energy, Inc.* (Energy-Alternate Sources)	50	511
Greenlight Capital Re, Ltd.—Class A* (Insurance)	80	2,015
Griffon Corp.* (Miscellaneous Manufacturing)	90	995
Group 1 Automotive, Inc.* (Retail)	50	1,177
GSI Commerce, Inc.* (Internet)	90	2,592
GulfMark Offshore, Inc.—Class A* (Transportation)	40	1,048
Gulfport Energy Corp.* (Oil & Gas)	60	712
Haemonetics Corp.* (Healthcare-Products)	40	2,141
Halozyme Therapeutics, Inc.* (Biotechnology)	160	1,126
Harmonic, Inc.* (Telecommunications)	220	1,197
Harte-Hanks, Inc. (Advertising)	110	1,150
Hatteras Financial Corp. (REIT)	40	1,113
Hawaiian Holdings, Inc.* (Airlines)	120	620
Hawk Corp.—Class A* (Metal Fabricate/Hardware)	20	509
Haynes International, Inc. (Metal Fabricate/Hardware)	40	1,233
Headwaters, Inc.* (Energy-Alternate Sources)	260	738
Healthcare Realty Trust, Inc. (REIT)	140	3,076
Healthcare Services Group, Inc. (Commercial Services)	130	2,463
HEALTHSOUTH Corp.* (Healthcare-Services)	140	2,619
HealthSpring, Inc.* (Healthcare-Services)	120	1,861
Healthways, Inc.* (Healthcare-Services)	90	1,073
Heartland Express, Inc. (Transportation)	110	1,597
Heartland Payment Systems, Inc. (Commercial Services)	70	1,039
HeartWare International, Inc.* (Healthcare-Products)	10	701
Heckmann Corp.* (Beverages)	200	928
Hecla Mining Co.* (Mining)	350	1,827
Heidrick & Struggles International, Inc. (Commercial Services)	50	1,141
Helen of Troy, Ltd.* (Household Products/Wares)	50	1,103
Hercules Offshore, Inc.* (Oil & Gas Services)	280	680
Hercules Technology Growth Capital, Inc. (Investment Companies)	140	1,289
Herman Miller, Inc. (Office Furnishings)	90	1,698
Hersha Hospitality Trust (REIT)	240	1,085
Hexcel Corp.* (Aerospace/Defense Equipment)	160	2,482
Hi-Tech Pharmacal Co., Inc.* (Pharmaceuticals)	30	687
Hibbett Sports, Inc.* (Retail)	100	2,396
Highwoods Properties, Inc. (REIT)	100	2,776
Hittite Microwave Corp.* (Semiconductors)	30	1,342
HMS Holdings Corp.* (Commercial Services)	30	1,627
HNI Corp. (Office Furnishings)	80	2,207
Home Bancshares, Inc. (Banks)	60	1,369
Home Federal Bancorp, Inc. (Savings & Loans)	50	632
Home Properties, Inc. (REIT)	80	3,606
Horizon Lines, Inc.—Class A (Transportation)	140	592
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	50	730
Horsehead Holding Corp.* (Mining)	150	1,134
Hot Topic, Inc. (Retail)	110	559
HSN, Inc.* (Retail)	80	1,920
Hub Group, Inc.—Class A* (Transportation)	70	2,101

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap :: 19

Common Stocks, continued
	Shares	Value

Huron Consulting Group, Inc.* (Commercial Services)	60	$1,165
IBERIABANK Corp. (Banks)	40	2,059
Iconix Brand Group, Inc.* (Apparel)	130	1,868
ICU Medical, Inc.* (Healthcare-Products)	50	1,608
IDACORP, Inc. (Electric)	90	2,994
Idenix Pharmaceuticals, Inc.* (Pharmaceuticals)	100	500
II-VI, Inc.* (Electronics)	60	1,778
Imation Corp.* (Computers)	120	1,103
Immersion Corp.* (Computers)	80	405
Immucor, Inc.* (Healthcare-Products)	110	2,095
ImmunoGen, Inc.* (Biotechnology)	150	1,390
Impax Laboratories, Inc.* (Pharmaceuticals)	110	2,097
Incyte, Corp.* (Biotechnology)	170	1,882
Independent Bank Corp./MA (Banks)	60	1,481
Infinera Corp.* (Telecommunications)	180	1,157
Inland Real Estate Corp. (REIT)	240	1,901
Innophos Holdings, Inc. (Chemicals)	50	1,304
Insight Enterprises, Inc.* (Retail)	140	1,842
Insituform Technologies, Inc.—Class A* (Engineering & Construction)	70	1,434
Inspire Pharmaceuticals, Inc.* (Pharmaceuticals)	130	649
Insteel Industries, Inc. (Miscellaneous Manufacturing)	70	813
Insulet Corp.* (Healthcare-Products)	100	1,505
Integral Systems, Inc.* (Computers)	80	508
Interactive Intelligence, Inc.* (Software)	60	986
InterDigital, Inc.* (Telecommunications)	90	2,222
Interface, Inc.—Class A (Office Furnishings)	90	967
Intermec, Inc.* (Machinery-Diversified)	110	1,128
InterMune, Inc.* (Biotechnology)	70	655
Internap Network Services Corp.* (Internet)	180	751
International Bancshares Corp. (Banks)	110	1,836
International Coal Group, Inc.* (Coal)	360	1,386
Internet Brands, Inc.—Class A* (Internet)	80	826
Internet Capital Group, Inc.* (Internet)	110	836
Intevac, Inc.* (Machinery-Diversified)	70	747
Invacare Corp. (Healthcare-Products)	70	1,452
inVentiv Health, Inc.* (Advertising)	50	1,280
Invesco Mortgage Capital, Inc. (REIT)	80	1,601
Investors Real Estate Trust (REIT)	280	2,472
ION Geophysical Corp.* (Oil & Gas Services)	260	905
IPC The Hospitalist Co.* (Healthcare-Services)	30	753
IPG Photonics Corp.* (Telecommunications)	60	914
iRobot Corp.* (Machinery-Diversified)	40	752
Ironwood Pharmaceuticals, Inc.* (Pharmaceuticals)	50	596
Isilon Systems, Inc.* (Computers)	60	770
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	180	1,723
Ixia* (Telecommunications)	100	859
J & J Snack Foods Corp. (Food)	30	1,263
j2 Global Communications, Inc.* (Internet)	100	2,184
Jack Henry & Associates, Inc. (Computers)	110	2,627
Jack in the Box, Inc.* (Retail)	90	1,750
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	130	1,869
James River Coal Co.* (Coal)	80	1,274
JDA Software Group, Inc.* (Software)	80	1,758
JetBlue Airways Corp.* (Airlines)	390	2,141
Jo-Ann Stores, Inc.* (Retail)	50	1,875
John Bean Technologies Corp. (Miscellaneous Manufacturing)	110	1,677
Jones Apparel Group, Inc. (Apparel)	110	1,743
Jos. A. Bank Clothiers, Inc.* (Retail)	40	2,160
Journal Communications, Inc.—Class A* (Media)	150	596
K-Swiss, Inc.—Class A* (Apparel)	50	562
Kadant, Inc.* (Machinery-Diversified)	40	697
Kaiser Aluminum Corp. (Mining)	60	2,080
Kaman Corp. (Aerospace/Defense)	40	885
Kaydon Corp. (Metal Fabricate/Hardware)	60	1,972
KBW, Inc.* (Diversified Financial Services)	70	1,501
Kelly Services, Inc.—Class A* (Commercial Services)	60	892
Kenexa Corp.* (Commercial Services)	60	720
Key Energy Services, Inc.* (Oil & Gas Services)	230	2,111
Kilroy Realty Corp. (REIT)	100	2,973
Kindred Healthcare, Inc.* (Healthcare-Services)	80	1,027
Knight Capital Group, Inc.—Class A* (Diversified Financial Services)	160	2,206
Knight Transportation, Inc. (Transportation)	100	2,024
Knightsbridge Tankers, Ltd. (Transportation)	60	1,055
Knoll, Inc. (Office Furnishings)	110	1,462
Knology, Inc.* (Telecommunications)	100	1,093
Kopin Corp.* (Semiconductors)	250	848
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	40	899
Korn/Ferry International* (Commercial Services)	80	1,112
Krispy Kreme Doughnuts, Inc.* (Retail)	160	539
Kulicke & Soffa Industries, Inc.* (Semiconductors)	140	983
KVH Industries, Inc.* (Telecommunications)	50	621
L-1 Identity Solutions, Inc.* (Electronics)	160	1,310
La-Z-Boy, Inc.* (Home Furnishings)	90	669
LaBranche & Co., Inc.* (Diversified Financial Services)	130	556
Laclede Group, Inc. (Gas)	70	2,319
Ladish Co., Inc.* (Metal Fabricate/Hardware)	40	909
Lakeland Financial Corp. (Banks)	40	799
Lance, Inc. (Food)	60	989
Landauer, Inc. (Commercial Services)	30	1,826
LaSalle Hotel Properties (REIT)	100	2,057
Lattice Semiconductor Corp.* (Semiconductors)	190	825
Lawson Software, Inc.* (Software)	250	1,825
Layne Christensen Co.* (Engineering & Construction)	30	728
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	510	653
Lexington Realty Trust (REIT)	240	1,442
LHC Group, Inc.* (Healthcare-Services)	40	1,110
Life Time Fitness, Inc.* (Leisure Time)	60	1,907
Limelight Networks, Inc.* (Internet)	190	834
Lin TV Corp.—Class A* (Media)	120	649
Lionbridge Technologies, Inc.* (Internet)	100	457
Liquidity Services, Inc.* (Internet)	80	1,037
Littelfuse, Inc.* (Electrical Components & Equipment)	40	1,264
Live Nation, Inc.* (Commercial Services)	230	2,403
LivePerson, Inc.* (Computers)	120	823
Liz Claiborne, Inc.* (Apparel)	240	1,013
LogMeIn, Inc.* (Telecommunications)	20	525
Loral Space & Communications, Inc.* (Telecommunications)	30	1,282
Louisiana-Pacific Corp.* (Forest Products & Paper)	230	1,539
LSB Industries, Inc.* (Miscellaneous Manufacturing)	60	799
LTC Properties, Inc. (REIT)	80	1,942
Lufkin Industries, Inc. (Oil & Gas Services)	50	1,949
Lumber Liquidators Holdings, Inc.* (Retail)	40	933
Luminex Corp.* (Healthcare-Products)	90	1,460
M/I Schottenstein Homes, Inc.* (Home Builders)	70	675
Magellan Health Services, Inc.* (Healthcare-Services)	60	2,179
Maidenform Brands, Inc.* (Apparel)	70	1,425
Manhattan Associates, Inc.* (Computers)	50	1,377
ManTech International Corp.—Class A* (Software)	30	1,277
Marcus Corp. (Lodging)	80	757
Martek Biosciences Corp.* (Biotechnology)	60	1,423
Masimo Corp. (Healthcare-Products)	90	2,143
MasTec, Inc.* (Telecommunications)	150	1,410
MB Financial, Inc. (Banks)	110	2,023
McCormick & Schmick’s Seafood Restaurants, Inc.* (Retail)	80	597
MCG Capital Corp. (Investment Companies)	270	1,304

See accompanying notes to the financial statements.

20 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued
	Shares	Value

McGrath Rentcorp (Commercial Services)	60	$1,367
McMoRan Exploration Co.* (Oil & Gas)	150	1,666
Measurement Specialties, Inc.* (Electronics)	40	548
MedAssets, Inc.* (Software)	70	1,616
Mediacom Communications Corp.—Class A* (Media)	90	605
Medical Action Industries, Inc.* (Healthcare-Products)	90	1,079
Medical Properties Trust, Inc. (REIT)	230	2,171
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	130	2,844
Mentor Graphics Corp.* (Computers)	220	1,947
Mercury Computer Systems, Inc.* (Computers)	70	821
Merge Healthcare, Inc.* (Healthcare-Products)	210	615
Meridian Bioscience, Inc. (Healthcare-Products)	80	1,360
Merit Medical Systems, Inc.* (Healthcare-Products)	80	1,286
Meritage Homes Corp.* (Home Builders)	70	1,140
Metabolix, Inc.* (Miscellaneous Manufacturing)	40	572
Metalico, Inc.* (Environmental Control)	170	677
Methode Electronics, Inc. (Electronics)	60	584
MF Global Holdings, Ltd.* (Diversified Financial Services)	170	971
MFA Financial, Inc. (REIT)	400	2,960
MGIC Investment Corp.* (Insurance)	320	2,205
Michael Baker Corp.* (Engineering & Construction)	30	1,047
Micrel, Inc. (Semiconductors)	130	1,323
Microsemi Corp.* (Semiconductors)	190	2,780
MicroStrategy, Inc.—Class A* (Software)	20	1,502
Mid-America Apartment Communities, Inc. (REIT)	40	2,059
Middlesex Water Co. (Water)	90	1,426
Mine Safety Appliances Co. (Environmental Control)	80	1,982
Minerals Technologies, Inc. (Chemicals)	30	1,426
MKS Instruments, Inc.* (Semiconductors)	80	1,498
Mobile Mini, Inc.* (Storage/Warehousing)	70	1,140
Modine Manufacturing Co.* (Auto Parts & Equipment)	90	691
Molina Healthcare, Inc.* (Healthcare-Services)	30	864
Momenta Pharmaceuticals, Inc.* (Biotechnology)	90	1,103
Monarch Casino & Resort, Inc.* (Lodging)	40	405
Monolithic Power Systems, Inc.* (Semiconductors)	70	1,250
Monro Muffler Brake, Inc. (Commercial Services)	40	1,581
Montpelier Re Holdings, Ltd. (Insurance)	260	3,882
Moog, Inc.—Class A* (Aerospace/Defense)	80	2,578
Move, Inc.* (Internet)	350	718
MTS Systems Corp. (Computers)	70	2,030
Mueller Industries, Inc. (Metal Fabricate/Hardware)	90	2,214
Mueller Water Products, Inc.—Class A (Metal Fabricate/Hardware)	240	890
Multi-Color Corp. (Commercial Services)	60	614
Multimedia Games, Inc.* (Leisure Time)	100	450
MVC Capital, Inc. (Investment Companies)	90	1,163
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	20	1,005
Myers Industries, Inc. (Miscellaneous Manufacturing)	150	1,213
MYR Group, Inc.* (Engineering & Construction)	50	835
Nabi Biopharmaceuticals* (Pharmaceuticals)	250	1,360
NACCO Industries, Inc.—Class A (Machinery-Diversified)	10	888
Nara Bancorp, Inc.* (Banks)	80	674
Nash Finch Co. (Food)	50	1,708
National Beverage Corp. (Beverages)	50	614
National CineMedia, Inc. (Entertainment)	70	1,166
National Financial Partners* (Diversified Financial Services)	90	879
National Health Investors, Inc. (REIT)	50	1,928
National Penn Bancshares, Inc. (Banks)	280	1,683
Natus Medical, Inc.* (Healthcare-Products)	90	1,466
Navigant Consulting Co.* (Commercial Services)	120	1,246
NBT Bancorp, Inc. (Banks)	80	1,634
NCI Building Systems, Inc.* (Building Materials)	60	502
Nektar Therapeutics* (Biotechnology)	170	2,057
Neogen Corp.* (Pharmaceuticals)	80	2,084
Netezza Corp.* (Computers)	100	1,368
NETGEAR, Inc.* (Telecommunications)	70	1,249
Netlogic Microsystems, Inc.* (Semiconductors)	100	2,720
Neurocrine Biosciences, Inc.* (Pharmaceuticals)	90	504
Neutral Tandem, Inc.* (Telecommunications)	80	900
New Jersey Resources Corp. (Gas)	90	3,168
NewAlliance Bancshares, Inc. (Savings & Loans)	190	2,130
NewMarket Corp. (Chemicals)	20	1,746
Newpark Resources, Inc.* (Oil & Gas Services)	160	968
Newport Corp.* (Electronics)	90	815
NGP Capital Resources Co. (Investment Companies)	60	430
Nicor, Inc. (Gas)	90	3,645
Nolan Co.* (Media)	60	667
Nordson Corp. (Machinery-Diversified)	50	2,804
Northern Oil & Gas, Inc.* (Oil & Gas)	100	1,284
Northwest Bancshares, Inc. (Savings & Loans)	220	2,523
Northwest Natural Gas Co. (Gas)	90	3,921
NorthWestern Corp. (Electric)	110	2,882
Novatel Wireless, Inc.* (Telecommunications)	150	861
NPS Pharmaceuticals, Inc.* (Biotechnology)	140	902
NTELOS Holdings Corp. (Telecommunications)	70	1,204
Nu Skin Enterprises, Inc. (Retail)	80	1,994
Nutraceutical International Corp.* (Pharmaceuticals)	40	610
NuVasive, Inc.* (Healthcare-Products)	50	1,773
NxStage Medical, Inc.* (Healthcare-Products)	60	890
Obagi Medical Products, Inc.* (Pharmaceuticals)	70	827
Ocwen Financial Corp.* (Diversified Financial Services)	140	1,427
Odyssey Healthcare, Inc.* (Healthcare-Services)	50	1,336
OfficeMax, Inc.* (Retail)	140	1,828
Old Dominion Freight Line, Inc.* (Transportation)	50	1,757
Old National Bancorp (Banks)	230	2,383
Olin Corp. (Chemicals)	150	2,713
Olympic Steel, Inc. (Iron/Steel)	40	919
OM Group, Inc.* (Chemicals)	70	1,670
OmniVision Technologies, Inc.* (Semiconductors)	90	1,930
Omnova Solutions, Inc.* (Chemicals)	140	1,093
On Assignment, Inc.* (Commercial Services)	90	453
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	120	2,591
Openwave Systems, Inc.* (Internet)	300	609
OPNET Technologies, Inc. (Software)	60	881
Oppenheimer Holdings, Inc.—Class A (Diversified Financial Services)	40	958
OraSure Technologies, Inc.* (Healthcare-Products)	140	648
Orbital Sciences Corp.* (Aerospace/Defense)	150	2,365
Orient-Express Hotels, Ltd.—Class A* (Lodging)	160	1,184
Oriental Financial Group, Inc. (Banks)	80	1,013
Orion Marine Group, Inc.* (Engineering & Construction)	80	1,136
Oritani Financial Corp. (Savings & Loans)	150	1,500
OSI Systems, Inc.* (Electronics)	30	833
Otter Tail Corp. (Electric)	100	1,933
Owens & Minor, Inc. (Distribution/Wholesale)	100	2,838
Oxford Industries, Inc. (Apparel)	30	628
P.F. Chang’s China Bistro, Inc. (Retail)	40	1,586
Pacer International, Inc.* (Transportation)	80	559
Pacific Sunwear of California, Inc.* (Retail)	160	512
PacWest Bancorp (Banks)	100	1,831
PAETEC Holding Corp.* (Telecommunications)	270	921
Pain Therapeutics, Inc.* (Pharmaceuticals)	80	445

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap :: 21

Common Stocks, continued
	Shares	Value

Palm, Inc.* (Computers)	250	$1,422
Palomar Medical Technologies, Inc.* (Healthcare-Products)	70	783
Panhandle Oil & Gas, Inc.—Class A (Oil & Gas)	20	529
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	70	1,817
Parametric Technology Corp.* (Software)	190	2,977
PAREXEL International Corp.* (Commercial Services)	110	2,385
Parker Drilling Co.* (Oil & Gas)	310	1,224
Parkway Properties, Inc. (REIT)	80	1,166
Patriot Coal Corp.* (Coal)	140	1,645
PDL BioPharma, Inc. (Biotechnology)	320	1,798
Pebblebrook Hotel Trust* (REIT)	50	943
Pegasystems, Inc. (Software)	30	963
Penn Virginia Corp. (Oil & Gas)	110	2,212
Perficient, Inc.* (Internet)	90	802
Pericom Semiconductor Corp.* (Semiconductors)	100	960
Petroleum Development* (Oil & Gas)	50	1,281
PetroQuest Energy, Inc.* (Oil & Gas)	160	1,082
Pharmasset, Inc.* (Pharmaceuticals)	50	1,367
PharMerica Corp.* (Pharmaceuticals)	110	1,613
Phase Forward, Inc.* (Software)	60	1,001
PHH Corp.* (Commercial Services)	100	1,904
PHI, Inc.* (Transportation)	50	705
Photronics, Inc.* (Semiconductors)	210	949
PICO Holdings, Inc.* (Water)	60	1,798
Piedmont Natural Gas Co., Inc. (Gas)	160	4,048
Pier 1 Imports, Inc.* (Retail)	180	1,154
Pinnacle Entertainment, Inc.* (Entertainment)	110	1,041
Pinnacle Financial Partners, Inc.* (Banks)	90	1,157
Pioneer Drilling Co.* (Oil & Gas)	100	567
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	30	967
Plantronics, Inc. (Telecommunications)	90	2,574
Platinum Underwriters Holdings, Ltd. (Insurance)	70	2,540
Playboy Enterprises, Inc.—Class B* (Media)	120	504
Plexus Corp.* (Electronics)	70	1,872
PMA Capital Corp.—Class A* (Insurance)	120	786
PMFG, Inc.* (Miscellaneous Manufacturing)	20	303
PMI Group, Inc.* (Insurance)	240	694
PNM Resources, Inc. (Electric)	210	2,348
Polaris Industries, Inc. (Leisure Time)	50	2,731
PolyOne Corp.* (Chemicals)	130	1,095
Polypore International, Inc.* (Miscellaneous Manufacturing)	40	910
Pool Corp. (Distribution/Wholesale)	60	1,315
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	20	1,336
Post Properties, Inc. (REIT)	100	2,273
Potlatch Corp. (Forest Products & Paper)	70	2,501
Power Integrations, Inc. (Semiconductors)	50	1,610
Power-One, Inc.* (Electrical Components & Equipment)	50	338
PowerSecure International, Inc.* (Electrical Components & Equipment)	70	636
Premiere Global Services, Inc.* (Telecommunications)	190	1,205
PriceSmart, Inc. (Retail)	60	1,394
PrivateBancorp, Inc. (Banks)	90	997
ProAssurance Corp.* (Insurance)	70	3,973
Progenics Pharmaceuticals, Inc.* (Pharmaceuticals)	130	712
Prospect Capital Corp. (Investment Companies)	120	1,158
Prosperity Bancshares, Inc. (Banks)	80	2,780
Provident Financial Services, Inc. (Savings & Loans)	160	1,870
Provident New York Bancorp (Savings & Loans)	90	797
PS Business Parks, Inc. (REIT)	40	2,231
PSS World Medical, Inc.* (Healthcare-Products)	100	2,115
Psychiatric Solutions, Inc.* (Healthcare-Services)	80	2,618
Quaker Chemical Corp. (Chemicals)	30	813
Quanex Building Products Corp. (Building Materials)	60	1,037
Quantum Corp.* (Computers)	660	1,241
Quest Software, Inc.* (Software)	110	1,984
Questcor Pharmaceuticals, Inc.* (Pharmaceuticals)	90	919
Quidel Corp.* (Healthcare-Products)	80	1,015
Quiksilver, Inc.* (Apparel)	220	814
Rackspace Hosting, Inc.* (Internet)	150	2,751
Radian Group, Inc. (Insurance)	210	1,520
Radiant Systems, Inc.* (Computers)	80	1,157
Ramco-Gershenson Properties Trust (REIT)	100	1,010
Raven Industries, Inc. (Miscellaneous Manufacturing)	30	1,011
RBC Bearings, Inc.* (Metal Fabricate/Hardware)	50	1,449
RCN Corp.* (Telecommunications)	70	1,037
RealNetworks, Inc.* (Internet)	200	660
Red Robin Gourmet Burgers, Inc.* (Retail)	40	686
Redwood Trust, Inc. (REIT)	160	2,342
Regis Corp. (Retail)	130	2,024
RehabCare Group, Inc.* (Healthcare-Services)	50	1,089
Rent-A-Center, Inc.* (Commercial Services)	90	1,823
Res-Care, Inc.* (Healthcare-Services)	70	676
Resources Connection, Inc.* (Commercial Services)	100	1,360
Retail Ventures, Inc.* (Retail)	100	782
REX American Resources Corp.* (Energy-Alternate Sources)	30	480
Rex Energy Corp.* (Oil & Gas)	80	808
RF Micro Devices, Inc.* (Telecommunications)	460	1,799
Rigel Pharmaceuticals, Inc.* (Healthcare-Products)	140	1,008
RightNow Technologies, Inc.* (Software)	50	785
Riverbed Technology, Inc.* (Computers)	100	2,762
RLI Corp. (Insurance)	70	3,676
Rock-Tenn Co.—Class A (Forest Products & Paper)	50	2,483
Rockwood Holdings, Inc.* (Chemicals)	80	1,815
Rofin-Sinar Technologies, Inc.* (Electronics)	50	1,041
Rogers Corp.* (Electronics)	50	1,388
Rosetta Resources, Inc.* (Oil & Gas)	100	1,981
RPC, Inc. (Oil & Gas Services)	90	1,228
RSC Holdings, Inc.* (Commercial Services)	180	1,111
RTI Biologics, Inc.* (Healthcare-Products)	200	586
RTI International Metals, Inc.* (Mining)	60	1,447
Ruby Tuesday, Inc.* (Retail)	100	850
Ruddick Corp. (Food)	70	2,169
Rue21, Inc.* (Retail)	30	910
Rush Enterprises, Inc.* (Retail)	80	1,069
S1 Corp.* (Internet)	290	1,743
Safety Insurance Group, Inc. (Insurance)	50	1,851
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	90	3,513
Sally Beauty Holdings, Inc.* (Retail)	180	1,476
Sanderson Farms, Inc. (Food)	40	2,030
Sandy Spring Bancorp, Inc. (Banks)	60	841
Santarus, Inc.* (Pharmaceuticals)	220	546
Sapient Corp. (Internet)	150	1,521
Saul Centers, Inc. (REIT)	30	1,219
Savient Pharmaceuticals, Inc.* (Biotechnology)	150	1,890
SAVVIS, Inc.* (Telecommunications)	70	1,033
SCBT Financial Corp. (Banks)	30	1,057
Scholastic Corp. (Media)	80	1,930
Schulman (A.), Inc. (Chemicals)	80	1,517
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	30	1,513
SeaChange International, Inc.* (Software)	100	823
Sealy Corp.* (Home Furnishings)	260	694
Seattle Genetics, Inc.* (Biotechnology)	160	1,918
Semtech Corp.* (Semiconductors)	140	2,292
Seneca Foods Corp.—Class A* (Food)	30	968
See accompanying notes to the financial statements.

22 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued
	Shares	Value

Sensient Technologies Corp. (Chemicals)	90	$2,334
Shenandoah Telecommunications Co. (Telecommunications)	30	532
ShoreTel, Inc.* (Telecommunications)	100	464
Shuffle Master, Inc.* (Entertainment)	150	1,202
Shutterfly, Inc.* (Internet)	70	1,677
Signature Bank* (Banks)	80	3,041
Silgan Holdings, Inc. (Packaging & Containers)	50	1,419
Silicon Graphics International Corp.* (Computers)	80	566
Silicon Image, Inc.* (Semiconductors)	170	597
Simpson Manufacturing Co., Inc. (Building Materials)	70	1,718
Sinclair Broadcast Group, Inc.—Class A* (Media)	90	525
Sirona Dental Systems, Inc.* (Healthcare-Products)	60	2,090
SJW Corp. (Water)	20	469
Skechers U.S.A., Inc.—Class A* (Apparel)	60	2,191
Skyline Corp. (Home Builders)	30	540
SkyWest, Inc. (Airlines)	100	1,222
Smart Balance, Inc.* (Food)	150	614
Smith Corp. (Miscellaneous Manufacturing)	40	1,928
Smith Micro Software, Inc.* (Software)	80	761
Solarwinds, Inc.* (Software)	60	962
Solutia, Inc.* (Chemicals)	200	2,620
Somanetics Corp.* (Healthcare-Products)	30	749
Sonic Automotive, Inc.* (Retail)	130	1,113
Sonic Corp.* (Retail)	140	1,085
SONICWALL, Inc.* (Internet)	60	705
Sonus Networks, Inc.* (Telecommunications)	310	840
Sotheby’s (Commercial Services)	110	2,516
Sourcefire, Inc.* (Internet)	50	950
South Jersey Industries, Inc. (Gas)	50	2,148
Southside Bancshares, Inc. (Banks)	40	786
Sovran Self Storage, Inc. (REIT)	60	2,066
Spartan Stores, Inc. (Food)	70	960
SRA International, Inc.—Class A* (Computers)	100	1,967
Stage Stores, Inc. (Retail)	130	1,388
Standard Microsystems Corp.* (Semiconductors)	60	1,397
Standard Pacific Corp.* (Home Builders)	200	666
Standex International Corp. (Miscellaneous Manufacturing)	30	761
Stanley, Inc.* (Engineering & Construction)	20	748
Starwood Property Trust, Inc. (REIT)	80	1,356
Steelcase, Inc.—Class A (Office Furnishings)	130	1,008
Steiner Leisure, Ltd.* (Commercial Services)	40	1,538
StellarOne Corp. (Banks)	60	766
Stepan Co. (Chemicals)	10	684
STERIS Corp. (Healthcare-Products)	100	3,108
Sterling Bancshares, Inc. (Banks)	180	848
Steven Madden, Ltd.* (Apparel)	40	1,261
Stewart Enterprises, Inc.—Class A (Commercial Services)	260	1,407
Stewart Information Services Corp. (Insurance)	70	631
Stifel Financial Corp.* (Diversified Financial Services)	40	1,736
Stillwater Mining Co.* (Mining)	80	930
Stone Energy Corp.* (Oil & Gas)	110	1,228
STR Holdings, Inc.* (Miscellaneous Manufacturing)	50	940
Strategic Hotels & Resorts, Inc.* (REIT)	230	1,010
SuccessFactors, Inc.* (Commercial Services)	100	2,079
Sunstone Hotel Investors, Inc.* (REIT)	220	2,185
Super Micro Computer, Inc.* (Computers)	40	540
SuperGen, Inc.* (Biotechnology)	210	424
Superior Well Services, Inc.* (Oil & Gas Services)	50	836
Support.com, Inc.* (Internet)	170	707
Susquehanna Bancshares, Inc. (Banks)	220	1,833
SVB Financial Group* (Banks)	50	2,061
Swift Energy Co.* (Oil & Gas)	70	1,884
Sykes Enterprises, Inc.* (Computers)	100	1,423
Symyx Technologies, Inc.* (Chemicals)	100	501
Syniverse Holdings, Inc.* (Telecommunications)	80	1,636
SYNNEX Corp.* (Software)	70	1,793
Synovis Life Technologies, Inc.* (Healthcare-Products)	40	611
Syntel, Inc. (Computers)	40	1,358
Take-Two Interactive Software, Inc.* (Software)	140	1,260
TAL International Group, Inc. (Trucking & Leasing)	40	899
Taleo Corp.—Class A* (Software)	70	1,700
Tanger Factory Outlet Centers, Inc. (REIT)	40	1,655
Taser International, Inc.* (Electronics)	130	507
Tecumseh Products Co.—Class A* (Machinery-Diversified)	40	445
Tekelec* (Telecommunications)	80	1,059
TeleCommunication Systems, Inc.—Class A* (Internet)	150	621
Teledyne Technologies, Inc.* (Aerospace/Defense)	60	2,315
TeleTech Holdings, Inc.* (Commercial Services)	100	1,289
Tennant Co. (Machinery-Diversified)	30	1,015
Tenneco Automotive, Inc.* (Auto Parts & Equipment)	100	2,106
Terremark Worldwide, Inc.* (Internet)	140	1,093
Tessera Technologies, Inc.* (Semiconductors)	90	1,444
Tetra Tech, Inc.* (Environmental Control)	100	1,961
TETRA Technologies, Inc.* (Oil & Gas Services)	160	1,453
Texas Capital Bancshares, Inc.* (Banks)	110	1,804
Texas Roadhouse, Inc.—Class A* (Retail)	100	1,262
The Andersons, Inc. (Agriculture)	40	1,304
The Bancorp, Inc.* (Banks)	70	548
The Cato Corp.—Class A (Retail)	70	1,541
The Children’s Place Retail Stores, Inc.* (Retail)	40	1,761
The Corporate Executive Board Co. (Commercial Services)	60	1,576
The Ensign Group, Inc. (Healthcare-Services)	70	1,156
The Finish Line, Inc.—Class A (Retail)	70	975
The Geo Group, Inc.* (Commercial Services)	70	1,452
The Gorman-Rupp Co. (Machinery-Diversified)	40	1,002
The Greenbrier Cos., Inc.* (Trucking & Leasing)	50	560
The Gymboree Corp.* (Apparel)	50	2,135
The Hain Celestial Group, Inc.* (Food)	90	1,815
The Knot, Inc.* (Internet)	130	1,011
The Medicines Co.* (Pharmaceuticals)	120	913
The Men’s Wearhouse, Inc. (Retail)	100	1,836
The Middleby Corp.* (Machinery-Diversified)	20	1,064
The Navigators Group, Inc.* (Insurance)	30	1,234
The Pantry, Inc.* (Retail)	70	988
The Pep Boys—Manny, Moe & Jack (Retail)	110	975
The Phoenix Cos., Inc.* (Insurance)	280	591
The Princeton Review, Inc.* (Commercial Services)	210	487
The Ryland Group, Inc. (Home Builders)	90	1,424
The Talbots, Inc.* (Retail)	120	1,237
The Timberland Co.—Class A* (Apparel)	70	1,131
The Ultimate Software Group, Inc.* (Software)	70	2,300
The Warnaco Group, Inc.* (Apparel)	70	2,530
The Wet Seal, Inc.—Class A* (Retail)	310	1,132
Theravance, Inc.* (Pharmaceuticals)	110	1,383
THQ, Inc.* (Software)	170	734
Tibco Software, Inc.* (Internet)	290	3,497
TiVo, Inc.* (Home Furnishings)	170	1,255
TNS, Inc.* (Commercial Services)	60	1,046
TomoTherapy, Inc.* (Healthcare-Products)	180	572
Tompkins Financial Corp. (Banks)	20	755
Transcend Services, Inc.* (Commercial Services)	60	810
TreeHouse Foods, Inc.* (Food)	60	2,740
TriMas Corp.* (Miscellaneous Manufacturing)	50	566
Triple-S Management Corp.—Class B* (Healthcare-Services)	70	1,298

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap :: 23

Common Stocks, continued
	Shares	Value

TriQuint Semiconductor, Inc.* (Semiconductors)	230	$1,405
Triumph Group, Inc. (Aerospace/Defense)	20	1,333
True Religion Apparel, Inc.* (Apparel)	50	1,104
TrueBlue, Inc.* (Commercial Services)	100	1,119
TrustCo Bank Corp. NY (Banks)	240	1,344
Trustmark Corp. (Banks)	110	2,290
TTM Technologies, Inc.* (Electronics)	160	1,520
Tutor Perini Corp.* (Engineering & Construction)	70	1,154
Tyler Technologies, Inc.* (Computers)	90	1,397
U-Store-It Trust (REIT)	220	1,641
U.S. Physical Therapy, Inc.* (Healthcare-Services)	60	1,013
UIL Holdings Corp. (Electric)	80	2,002
Ulta Salon, Cosmetics & Fragrance, Inc.* (Retail)	50	1,183
Ultratech Stepper, Inc.* (Semiconductors)	50	814
UMB Financial Corp. (Banks)	90	3,200
Umpqua Holdings Corp. (Banks)	210	2,411
Union First Market Bankshares Corp. (Banks)	70	858
Unisource Energy Corp. (Electric)	70	2,113
Unisys Corp.* (Computers)	80	1,479
United Community Banks, Inc.* (Banks)	210	830
United Fire & Casualty Co. (Insurance)	50	991
United Natural Foods, Inc.* (Food)	70	2,092
United Online, Inc. (Internet)	250	1,440
United Rentals, Inc.* (Commercial Services)	110	1,025
Unitil Corp. (Electric)	50	1,046
Universal American Financial Corp.* (Insurance)	90	1,296
Universal Corp. (Agriculture)	40	1,587
Universal Electronics, Inc.* (Home Furnishings)	50	832
Universal Forest Products, Inc. (Building Materials)	40	1,212
Universal Health Realty Income Trust (REIT)	50	1,606
Universal Technical Institute, Inc.* (Commercial Services)	50	1,182
Univest Corp. of Pennsylvania (Banks)	30	520
Urstadt Biddle Properties—Class A (REIT)	70	1,129
US Airways Group, Inc.* (Airlines)	270	2,325
US Ecology, Inc. (Environmental Control)	70	1,020
US Gold Corp.* (Mining)	210	1,052
USA Mobility, Inc. (Telecommunications)	80	1,034
USA Truck, Inc.* (Transportation)	30	484
USEC, Inc.* (Mining)	210	1,000
VAALCO Energy, Inc. (Oil & Gas)	150	840
Vail Resorts, Inc.* (Entertainment)	60	2,095
Valassis Communications, Inc.* (Commercial Services)	70	2,220
ValueClick, Inc.* (Internet)	160	1,710
Veeco Instruments, Inc.* (Semiconductors)	70	2,400
Venoco, Inc.* (Oil & Gas)	80	1,318
VeriFone Systems, Inc.* (Software)	140	2,650
Viad Corp. (Commercial Services)	70	1,235
ViaSat, Inc.* (Telecommunications)	40	1,302
Vicor Corp.* (Electrical Components & Equipment)	70	874
ViroPharma, Inc.* (Pharmaceuticals)	160	1,794
Vital Images, Inc.* (Software)	40	510
Vitamin Shoppe, Inc.* (Retail)	30	770
Vocus, Inc.* (Internet)	60	917
Volcano Corp.* (Healthcare-Products)	90	1,964
Volcom, Inc.* (Apparel)	60	1,114
Volterra Semiconductor Corp.* (Semiconductors)	50	1,153
W &T Offshore, Inc. (Oil & Gas)	110	1,041
W.R. Grace & Co.* (Chemicals)	100	2,104
Warren Resources, Inc.* (Oil & Gas)	260	754
Washington Trust Bancorp, Inc. (Banks)	30	511
Waste Services, Inc.* (Environmental Control)	120	1,399
Watsco, Inc. (Distribution/Wholesale)	40	2,317
WD-40 Co. (Household Products/Wares)	50	1,670
Websense, Inc.* (Internet)	90	1,701
Webster Financial Corp. (Banks)	120	2,153
WellCare Health Plans, Inc.* (Healthcare-Services)	70	1,662
Werner Enterprises, Inc. (Transportation)	80	1,751
WesBanco, Inc. (Banks)	60	1,011
West Pharmaceutical Services, Inc. (Healthcare-Products)	80	2,919
Western Alliance Bancorp* (Banks)	120	860
Westlake Chemical Corp. (Chemicals)	40	743
Willbros Group, Inc.* (Oil & Gas Services)	120	888
Winn-Dixie Stores, Inc.* (Food)	110	1,060
Winnebago Industries, Inc.* (Home Builders)	70	696
Winthrop Realty Trust (REIT)	60	769
Wintrust Financial Corp. (Banks)	50	1,667
Wolverine World Wide, Inc. (Apparel)	80	2,018
Woodward Governor Co. (Electronics)	110	2,808
World Fuel Services Corp. (Retail)	100	2,594
Worthington Industries, Inc. (Metal Fabricate/Hardware)	120	1,543
Wright Express Corp.* (Commercial Services)	60	1,782
Wright Medical Group, Inc.* (Healthcare-Products)	70	1,163
Young Innovations, Inc. (Healthcare-Products)	20	563
Zep, Inc. (Chemicals)	50	872
Zoran Corp.* (Semiconductors)	130	1,240
Zumiez, Inc.* (Retail)	50	806
Zygo Corp.* (Electronics)	50	406
Zymogenetics, Inc.* (Pharmaceuticals)	180	760

TOTAL COMMON STOCKS
(Cost $1,467,225)		1,389,861

Repurchase Agreements (76.0%)
	Principal
	Amount

Bank of America, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $1,172,000 (Collateralized by $1,117,300 U.S. Treasury Notes, 3.63%, 8/15/19, market value $1,195,511)	$1,172,000	1,172,000
Deutsche Bank, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $171,000 (Collateralized by $176,000 Federal National Mortgage Association, 0.28%‡, 1/24/11, market value $175,724)	171,000	171,000
HSBC, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $2,110,000 (Collateralized by $2,152,000 of various U.S. Government Agency Obligations, 0.65%–1.00%, 5/19/11–11/18/11, market value $2,154,133)	2,110,000	2,110,000
UBS, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $21,000 (Collateralized by $20,000 Federal National Mortgage Association, 5.25%, 8/1/12, market value $22,000)	21,000	21,000
UMB, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $42,000 (Collateralized by $42,500 U.S. Treasury Notes, 2.00%, 9/30/10, market value $42,903)	42,000	42,000

TOTAL REPURCHASE AGREEMENTS
(Cost $3,516,000)		3,516,000

TOTAL Investment SECURITIES
(Cost $4,983,225)—106.0%		4,905,861
Net other assets (liabilities)—(6.0)%		(278,279)

NET ASSETS—100.0%		$4,627,582

See accompanying notes to the financial statements.

24 :: ProFund VP Small-Cap :: Financial Statements

*	Non-income producing security
+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of June 30, 2010, the aggregate amount held in a segregated account was $550,000.

‡	Represents the effective yield or interest rate in effect at June 30, 2010.

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$2,732,893	$(143,367)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	501,186	(31,573)

		$(174,940)

ProFund VP Small-Cap invested in the following industries as of June 30, 2010:

		% of
	Value	Net Assets

Advertising	$2,430	0.1%
Aerospace/Defense	16,184	0.4%
Aerospace/Defense Equipment	2,482	0.1%
Agriculture	3,959	0.1%
Airlines	10,058	0.2%
Apparel	29,293	0.6%
Auto Manufacturers	779	NM
Auto Parts & Equipment	11,241	0.2%
Banks	87,104	1.9%
Beverages	1,542	NM
Biotechnology	25,475	0.6%
Building Materials	5,119	0.1%
Chemicals	32,657	0.7%
Coal	5,896	0.1%
Commercial Services	85,976	1.9%
Computers	32,570	0.7%
Distribution/Wholesale	11,908	0.3%
Diversified Financial Services	20,839	0.5%
Electric	21,620	0.5%
Electrical Components & Equipment	11,933	0.3%
Electronics	34,774	0.8%
Energy-Alternate Sources	1,729	NM
Engineering & Construction	9,287	0.2%
Entertainment	7,826	0.2%
Environmental Control	12,908	0.3%
Food	25,215	0.5%
Forest Products & Paper	13,463	0.3%
Gas	19,249	0.4%
Hand/Machine Tools	4,327	0.1%
Healthcare-Products	63,645	1.4%
Healthcare-Services	32,104	0.7%
Holding Companies-Diversified	1,475	NM
Home Builders	5,141	0.1%
Home Furnishings	4,996	0.1%
Household Products/Wares	6,270	0.1%
Insurance	42,982	0.9%
Internet	51,292	1.1%
Investment Companies	12,397	0.3%
Iron/Steel	1,626	NM
Leisure Time	8,351	0.2%
Lodging	3,671	0.1%
Machinery-Construction & Mining	1,109	NM
Machinery-Diversified	20,585	0.4%
Media	10,172	0.2%
Metal Fabricate/Hardware	11,414	0.2%
Mining	16,075	0.3%
Miscellaneous Manufacturing	32,506	0.7%
Office Furnishings	7,342	0.2%
Oil & Gas	36,559	0.8%
Oil & Gas Services	21,698	0.5%
Packaging & Containers	2,301	0.1%
Pharmaceuticals	43,189	0.9%
REIT	99,042	2.1%
Real Estate	1,616	NM
Retail	89,162	1.9%
Savings & Loans	15,461	0.3%
Semiconductors	45,602	1.0%
Software	55,640	1.2%
Storage/Warehousing	1,140	NM
Telecommunications	56,900	1.2%
Textiles	1,445	NM
Toys/Games/Hobbies	1,869	NM
Transportation	25,559	0.6%
Trucking & Leasing	3,502	0.1%
Water	8,180	0.2%
Other**	3,237,721	70.0%

Total	$4,627,582	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap :: 25

Statement of Assets and Liabilities (unaudited) :: June 30, 2010

Assets:
Total Investment Securities, at cost	$4,983,225

Securities, at value	1,389,861
Repurchase agreements, at value	3,516,000

Total Investment Securities, at value	4,905,861
Cash	1,726
Dividends receivable	1,287
Receivable for capital shares issued	23,023
Prepaid expenses	67

Total Assets	4,931,964

Liabilities:
Payable for capital shares redeemed	116,980
Unrealized loss on swap agreements	174,940
Advisory fees payable	833
Management services fees payable	111
Administration fees payable	124
Administrative services fees payable	3,436
Distribution fees payable	3,366
Transfer agency fees payable	510
Fund accounting fees payable	269
Compliance services fees payable	25
Other accrued expenses	3,788

Total Liabilities	304,382

Net Assets	$4,627,582

Net Assets consist of:
Capital	$5,479,295
Accumulated net investment income (loss)	(42,194)
Accumulated net realized gains (losses) on investments	(557,215)
Net unrealized appreciation (depreciation) on investments	(252,304)

Net Assets	$4,627,582

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	213,974

Net Asset Value (offering and redemption price per share)	$21.63

Statement of Operations (unaudited) :: For the six months ended June 30, 2010

Investment Income:
Dividends	$6,116
Interest	1,958

Total Investment Income	8,074

Expenses:
Advisory fees	22,411
Management services fees	2,988
Administration fees	915
Transfer agency fees	1,306
Administrative services fees	7,340
Distribution fees	7,470
Custody fees	6,813
Fund accounting fees	4,585
Trustee fees	33
Compliance services fees	19
Other fees	3,920

Total Gross Expenses before reductions	57,800
Less Expenses reduced by the Advisor	(7,599)

Total Net Expenses	50,201

Net Investment Income (Loss)	(42,127)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(204,613)
Net realized gains (losses) on futures contracts	(221,504)
Net realized gains (losses) on swap agreements	405,778
Change in net unrealized appreciation/depreciation on investments	(294,839)

Net Realized and Unrealized Gains (Losses) on Investments	(318,178)

Change in Net Assets Resulting from Operations	$(360,305)

See accompanying notes to the financial statements.

26 :: ProFund VP Small-Cap :: Financial Statements

Statements of Changes in Net Assets

	For the
	six months ended	For the
	June 30, 2010	year ended
	(unaudited)	December 31, 2009

From Investment Activities:
Operations:
Net investment income (loss)	$(42,127)	$(55,396)
Net realized gains (losses) on investments	(23,339)	205,224
Change in net unrealized appreciation/depreciation on investments	(294,839)	(292,903)

Change in net assets resulting from operations	(360,305)	(143,075)

Capital Transactions:
Proceeds from shares issued	56,417,191	197,414,026
Value of shares redeemed	(55,842,886)	(195,672,112)

Change in net assets resulting from capital transactions	574,305	1,741,914

Change in net assets	214,000	1,598,839
Net Assets:
Beginning of period	4,413,582	2,814,743

End of period	$4,627,582	$4,413,582

Accumulated net investment income (loss)	$(42,194)	$(67)

Share Transactions:
Issued	2,402,925	10,569,204
Redeemed	(2,386,036)	(10,530,714)

Change in shares	16,889	38,490

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Small-Cap :: 27

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the
	six months ended	For the	For the	For the	For the	For the
	June 30, 2010	year ended	year ended	year ended	year ended	year ended
	(unaudited)	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$22.39	$17.75	$30.71	$37.24	$32.95	$35.93

Investment Activities:
Net investment income (loss)(a)	(0.16)	(0.25)	(0.10)	0.06	0.17	— (b)
Net realized and unrealized gains (losses) on investments	(0.60)	4.89 (c)	(9.82)	(0.82)	4.65	1.04

Total income (loss) from Investment activities	(0.76)	4.64	(9.92)	(0.76)	4.82	1.04

Distributions to Shareholders From:
Net investment income	—	—	(0.08)	(0.28)	—	—
Net realized gains on investments	—	—	(2.96)	(5.49)	(0.53)	(4.02)

Total distributions	—	—	(3.04)	(5.77)	(0.53)	(4.02)

Net Asset Value, End of Period	$21.63	$22.39	$17.75	$30.71	$37.24	$32.95

Total Return	(3.39)% (d)	26.14%	(35.44)%	(2.21)%	14.75%	2.81%

Ratios to Average Net Assets:
Gross expenses(e)	1.93%	2.30%	1.65%	1.61%	1.59%	1.60%
Net expenses(e)	1.68%	1.73% (f)	1.62%	1.56%	1.55%	1.60%
Net Investment income (loss)(e)	(1.41)%	(1.34)%	(0.37)%	0.15%	0.47%	(0.01)%

Supplemental Data:
Net assets, end of period (000’s)	$4,628	$4,414	$2,815	$68,525	$119,948	$117,108
Portfolio turnover rate(g)	217% (d)	840%	69%	40%	53%	67%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Amount is less than $0.005.
(c)
The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)
The expense ratio does not correlate to the applicable expense limits in place during the period due to the timing of the net expense accrual relative to sales and purchases of fund shares during the period.

(g)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

28 :: ProFund VP Dow 30 :: Financial Statements

Investment Objective:   The ProFund VP Dow 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones Industrial Average (“DJIA”).

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2010

Market Exposure
Investment Type	% of Net Assets

Swap Agreements	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The ProFund VP Dow 30 primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones Industrial Average - Composition

% of Index

Industrial	22%
Consumer Non-Cyclical	19%
Technology	16%
Financial	11%
Consumer Cyclical	11%
Energy	10%
Communications	8%
Basic Materials	3%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements (105.9%)
	Principal
	Amount	Value

Bank of America, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $26,000 (Collateralized by $24,900 U.S. Treasury Notes, 3.63%, 8/15/19, market value $26,643)	$26,000	$26,000
Deutsche Bank, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $26,000 (Collateralized by $27,000 of various U.S. Treasury Securities, 0.28%‡–1.88%, 1/24/11–6/15/12, market value $27,068)	26,000	26,000
HSBC, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $26,000 (Collateralized by $27,000 of various U.S. Treasury Securities, 1.00%–1.88%, 11/18/11–6/15/12, market value $27,139)	26,000	26,000
UBS, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $26,000 (Collateralized by $25,000 Federal National Mortgage Association, 5.25%, 8/1/12, market value $27,500)	26,000	26,000
UMB, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $22,000 (Collateralized by $22,300 U.S. Treasury Notes, 2.00%, 9/30/10, market value $22,512)	22,000	22,000

TOTAL REPURCHASE AGREEMENTS
(Cost $126,000)		126,000

TOTAL Investment SECURITIES
(Cost $126,000)—105.9%		126,000
Net other assets (liabilities)—(5.9)%		(6,974)

NET ASSETS—100.0%		$119,026

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of June 30, 2010, the aggregate amount held in a segregated account was $20,000.

‡	Represents the effective yield or interest rate in effect at June 30, 2010.

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial Average	$72,317	$(2,689)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial Average	46,772	(1,740)

		$(4,429)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Dow 30 :: 29

Statement of Assets and Liabilities (unaudited) :: June 30, 2010

Assets:
Total Investment Securities, at cost	$126,000

Repurchase agreements, at value	126,000

Total Investment Securities, at value	126,000
Cash	206
Prepaid expenses	22

Total Assets	126,228

Liabilities:
Payable for capital shares redeemed	7
Unrealized loss on swap agreements	4,429
Advisory fees payable	253
Management services fees payable	34
Administration fees payable	14
Administrative services fees payable	65
Distribution fees payable	548
Transfer agency fees payable	193
Fund accounting fees payable	30
Compliance services fees payable	7
Other accrued expenses	1,622

Total Liabilities	7,202

Net Assets	$119,026

Net Assets consist of:
Capital	$1,409,529
Accumulated net investment income (loss)	(17,985)
Accumulated net realized gains (losses) on investments	(1,268,089)
Net unrealized appreciation (depreciation) on investments	(4,429)

Net Assets	$119,026

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	5,175

Net Asset Value (offering and redemption price per share)	$23.00

Statement of Operations (unaudited) :: For the six months ended June 30, 2010

Investment Income:
Interest	$865

Expenses:
Advisory fees	8,977
Management services fees	1,197
Administration fees	456
Transfer agency fees	668
Administrative services fees	138
Distribution fees	2,992
Custody fees	2,184
Fund accounting fees	892
Trustee fees	22
Compliance services fees	9
Other fees	1,315

Total Expenses	18,850

Net Investment Income (Loss)	(17,985)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on futures contracts	(28,476)
Net realized gains (losses) on swap agreements	(1,160,117)
Change in net unrealized appreciation/depreciation on investments	(5,046)

Net Realized and Unrealized Gains (Losses) on Investments	(1,193,639)

Change in Net Assets Resulting from Operations	$(1,211,624)

See accompanying notes to the financial statements.

30 :: ProFund VP Dow 30 :: Financial Statements

Statements of Changes in Net Assets

	For the
	six months ended	For the
	June 30, 2010	year ended
	(unaudited)	December 31, 2009

From Investment Activities:
Operations:
Net investment income (loss)	$(17,985)	$(13,675)
Net realized gains (losses) on investments	(1,188,593)	(265,880)
Change in net unrealized appreciation/depreciation on investments	(5,046)	(5,395)

Change in net assets resulting from operations	(1,211,624)	(284,950)

Distributions to Shareholders From:
Net investment income	—	(12,740)

Change in net assets resulting from distributions	—	(12,740)

Capital Transactions:
Proceeds from shares issued	175,879,110	91,405,478
Dividends reinvested	—	12,740
Value of shares redeemed	(174,971,039)	(90,901,050)

Change in net assets resulting from capital transactions	908,071	517,168

Change in net assets	(303,553)	219,478
Net Assets:
Beginning of period	422,579	203,101

End of period	$119,026	$422,579

Accumulated net investment income (loss)	$(17,985)	$—

Share Transactions:
Issued	7,253,476	4,186,084
Reinvested	—	560
Redeemed	(7,265,690)	(4,178,393)

Change in shares	(12,214)	8,251

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Dow 30 :: 31

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the				For the period
	six months ended	For the	For the	For the	May 1, 2006
	June 30, 2010	year ended	year ended	year ended	through
	(unaudited)	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006(a)

Net Asset Value, Beginning of Period	$24.30	$22.23	$38.60	$34.26	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.18)	(0.38)	0.17	1.20	0.67
Net realized and unrealized gains (losses) on investments	(1.12)	4.17 (c)	(13.63)	3.23	3.59

Total income (loss) from investment activities	(1.30)	3.79	(13.46)	4.43	4.26

Distributions to Shareholders From:
Net investment income	—	(1.72)	(1.10)	(0.09)	—
Net realized gains on investments	—	—	(1.81)	—	—

Total distributions	—	(1.72)	(2.91)	(0.09)	—

Net Asset Value, End of Period	$23.00	$24.30	$22.23	$38.60	$34.26

Total Return	(5.35)% (d)	17.58%	(36.73)%	12.94%	14.20%	(d)

Ratios to Average Net Assets:
Gross expenses(e)	1.57%	1.99%	1.57%	1.39%	1.69%
Net expenses(e)	1.57%	1.77% (f)	1.55%	1.34%	1.63%
Net Investment income (loss)(e)	(1.50)%	(1.70)%	0.55%	3.27%	3.09%

Supplemental Data:
Net assets, end of period (000’s)	$119	$423	$203	$515	$6,032
Portfolio turnover rate(g)	—	— (h)	7,356%	40,865%	6,548%	(d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)
The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)
The expense ratio does not correlate to the applicable expense limits in place during the period due to the timing of the net expense accrual relative to sales and purchases of fund shares during the period.

(g)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(h)	The portfolio turnover rate significantly changed from the prior period due to a change in Investment strategies that include the purchase of equity securities.

See accompanying notes to the financial statements.

32 :: ProFund VP NASDAQ-100 :: Financial Statements

Investment Objective:   The ProFund VP NASDAQ-100 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the NASDAQ-100 Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2010

Market Exposure
Investment Type	% of Net Assets

Equity Securities	58%
Futures Contracts	1%
Swap Agreements	45%

Total Exposure	104%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Apple Computer, Inc.	11.5%
Microsoft Corp.	2.5%
Google, Inc.—Class A	2.4%
Qualcomm, Inc.	2.3%
Oracle Corp.	1.6%

NASDAQ-100 Index - Composition
% of Index

Technology	47%
Communications	24%
Consumer Non-Cyclical	17%
Consumer Cyclical	8%
Industrial	3%
Energy	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (57.7%)
	Shares	Value

Activision Blizzard, Inc. (Software)	15,504	$162,637
Adobe Systems, Inc.* (Software)	7,182	189,820
Altera Corp. (Semiconductors)	5,928	147,074
Amazon.com, Inc.* (Internet)	4,104	448,403
Amgen, Inc.* (Biotechnology)	6,213	326,804
Apollo Group, Inc.—Class A* (Commercial Services)	2,166	91,990
Apple Computer, Inc.* (Computers)	17,727	4,458,872
Applied Materials, Inc. (Semiconductors)	9,690	116,474
Autodesk, Inc.* (Software)	3,306	80,534
Automatic Data Processing, Inc. (Software)	4,959	199,649
Baidu, Inc.ADR* (Internet)	3,762	256,117
Bed Bath & Beyond, Inc.* (Retail)	4,959	183,880
Biogen Idec, Inc.* (Biotechnology)	4,047	192,030
BMC Software, Inc.* (Software)	2,964	102,643
Broadcom Corp.—Class A (Semiconductors)	5,586	184,170
C.H. Robinson Worldwide, Inc. (Transportation)	2,280	126,905
CA, Inc. (Software)	6,897	126,905
Celgene Corp.* (Biotechnology)	6,384	324,435
Cephalon, Inc.* (Pharmaceuticals)	1,026	58,226
Cerner Corp.* (Software)	1,140	86,515
Check Point Software Technologies, Ltd.* (Internet)	2,850	84,018
Cintas Corp. (Textiles)	2,565	61,483
Cisco Systems, Inc.* (Telecommunications)	28,443	606,120
Citrix Systems, Inc.* (Software)	3,078	129,984
Cognizant Technology Solutions Corp.* (Computers)	4,047	202,593
Comcast Corp.—Class A (Media)	20,178	350,492
Costco Wholesale Corp. (Retail)	3,249	178,143
Dell, Inc.* (Computers)	10,032	120,986
DENTSPLY International, Inc. (Healthcare - Products)	1,938	57,966
DIRECTV—Class A* (Media)	9,006	305,484
DISH Network Corp.—Class A (Media)	3,021	54,831
eBay, Inc.* (Internet)	13,623	267,147
Electronic Arts, Inc.* (Software)	4,617	66,485
Expedia, Inc. (Internet)	3,876	72,791
Expeditors International of Washington, Inc. (Transportation)	2,907	100,321
Express Scripts, Inc.* (Pharmaceuticals)	6,840	321,617
Fastenal Co. (Distribution/Wholesale)	1,938	97,268
First Solar, Inc.* (Energy-Alternate Sources)	1,026	116,790
Fiserv, Inc.* (Software)	2,679	122,323
Flextronics International, Ltd.* (Electronics)	12,312	68,947
FLIR Systems, Inc.* (Electronics)	2,223	64,667
Foster Wheeler AG* (Engineering & Construction)	1,881	39,614
Garmin, Ltd. (Electronics)	2,565	74,847
Genzyme Corp.* (Biotechnology)	4,674	237,299
Gilead Sciences, Inc.* (Pharmaceuticals)	12,198	418,147
Google, Inc.—Class A* (Internet)	2,109	938,400
Henry Schein, Inc.* (Healthcare-Products)	1,254	68,845
Hologic, Inc.* (Healthcare-Products)	3,819	53,199
Illumina, Inc.* (Biotechnology)	1,653	71,955
Infosys Technologies, Ltd.ADR (Software)	1,539	92,201
Intel Corp. (Semiconductors)	27,189	528,826
Intuit, Inc.* (Software)	5,529	192,243
Intuitive Surgical, Inc.* (Healthcare-Products)	570	179,903
J.B. Hunt Transport Services, Inc. (Transportation)	1,767	57,728
Joy Global, Inc. (Machinery-Construction & Mining)	1,425	71,378
KLA -Tencor Corp. (Semiconductors)	2,850	79,458
Lam Research Corp.* (Semiconductors)	1,824	69,421
Liberty Media Holding Corp.—Interactive Series A* (Internet)	7,638	80,199
Life Technologies Corp.* (Biotechnology)	2,565	121,196
Linear Technology Corp. (Semiconductors)	4,161	115,717
Logitech International S.A.GRS* (Computers)	2,394	32,104
Marvell Technology Group, Ltd.* (Semiconductors)	8,607	135,646
Mattel, Inc. (Toys/Games/Hobbies)	5,814	123,024
Maxim Integrated Products, Inc. (Semiconductors)	4,161	69,614
Microchip Technology, Inc. (Semiconductors)	2,109	58,504
Microsoft Corp. (Software)	42,066	967,939
Millicom International Cellular S.A. (Telecommunications)	1,482	120,146
Mylan Laboratories, Inc.* (Pharmaceuticals)	4,389	74,789
NetApp, Inc.* (Computers)	5,016	187,147
News Corp.—Class A (Media)	19,893	237,920
NII Holdings, Inc.—Class B* (Telecommunications)	2,280	74,146
NVIDIA Corp.* (Semiconductors)	7,866	80,312
O’Reilly Automotive, Inc.* (Retail)	1,938	92,171
Oracle Corp. (Software)	29,241	627,512

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP NASDAQ-100 :: 33

Common Stocks, continued
	Shares	Value

PACCAR, Inc. (Auto Manufacturers)	5,700	$227,259
Patterson Cos., Inc. (Healthcare-Products)	1,653	47,160
Paychex, Inc. (Commercial Services)	4,788	124,344
Priceline.com, Inc.* (Internet)	684	120,753
QIAGEN N.V.* (Biotechnology)	3,306	63,541
Qualcomm, Inc. (Telecommunications)	27,588	905,990
Research In Motion, Ltd.* (Computers)	7,752	381,864
Ross Stores, Inc. (Retail)	1,710	91,126
SanDisk Corp.* (Computers)	3,249	136,685
Seagate Technology* (Computers)	6,783	88,450
Sears Holdings Corp.* (Retail)	1,653	106,866
Sigma-Aldrich Corp. (Chemicals)	1,653	82,369
Staples, Inc. (Retail)	6,840	130,302
Starbucks Corp. (Retail)	14,478	351,815
Stericycle, Inc.* (Environmental Control)	1,254	82,237
Symantec Corp.* (Internet)	11,628	161,397
Teva Pharmaceutical Industries, Ltd.ADR (Pharmaceuticals)	10,317	536,381
Urban Outfitters, Inc.* (Retail)	2,337	80,369
VeriSign, Inc.* (Internet)	2,394	63,561
Vertex Pharmaceuticals, Inc.* (Biotechnology)	2,964	97,516
Virgin Media, Inc. (Telecommunications)	4,731	78,960
Vodafone Group PLCADR (Telecommunications)	9,120	188,510
Warner Chilcott PLC—Class A* (Pharmaceuticals)	3,477	79,449
Wynn Resorts, Ltd. (Lodging)	1,881	143,464
Xilinx, Inc. (Semiconductors)	5,130	129,584
Yahoo!, Inc.* (Internet)	9,291	128,495

TOTAL COMMON STOCKS
(Cost $8,915,118)		22,314,536

Repurchase Agreements (55.5%)
	Principal
	Amount

Bank of America, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $7,147,000 (Collateralized by $6,813,100 U.S. Treasury Notes, 3.63%, 8/15/19, market value $7,290,016)	$7,147,000	7,147,000
Deutsche Bank, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $1,050,000 (Collateralized by $1,074,000 Federal National Mortgage Association, 0.28%‡, 1/24/11, market value $1,072,318)	1,050,000	1,050,000
HSBC, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $12,864,000 (Collateralized by $13,144,000 of various U.S. Government Agency Obligations, 0.18%–1.00%, 5/19/11–1/25/12, market value $13,125,767)	12,864,000	12,864,000
UBS, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $136,000 (Collateralized by $127,000 Federal National Mortgage Association, 5.25%, 8/1/12, market value $139,700)	136,000	136,000
UMB, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $234,000 (Collateralized by $236,600 U.S. Treasury Notes, 2.00%, 9/30/10, market value $238,844)	234,000	234,000

TOTAL REPURCHASE AGREEMENTS
(Cost $21,431,000)		21,431,000

TOTAL Investment SECURITIES
(Cost $30,346,118)—113.2%		43,745,536
Net other assets (liabilities)—(13.2)%		(5,102,988)

NET ASSETS—100.0%		$38,642,548

*	Non-income producing security
+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of June 30, 2010, the aggregate amount held in a segregated account was $3,990,000.

‡	Represents the effective yield or interest rate in effect at June 30, 2010.
ADR	American Depositary Receipt
GRS	Global Registered Shares

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini NASDAQ-100 Futures Contract
expiring 9/20/10 (Underlying notional amount at value $451,620)	13	$(11,390)

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with
Goldman Sachs International, based on the NASDAQ-100 Index	$15,467,464	$(774,888)
Equity Index Swap Agreement
with UBS AG, based on the NASDAQ-100 Index	1,798,753	(100,257)

		$(875,145)

See accompanying notes to the financial statements.

34 :: ProFund VP NASDAQ-100 :: Financial Statements

ProFund VP NASDAQ-100 invested in the following industries as of June 30, 2010:

		% of
	Value	Net Assets

Auto Manufacturers	$227,259	0.6%
Biotechnology	1,434,776	3.7%
Chemicals	82,369	0.2%
Commercial Services	216,334	0.6%
Computers	5,608,701	14.5%
Distribution/Wholesale	97,268	0.2%
Electronics	208,461	0.5%
Energy-Alternate Sources	116,790	0.3%
Engineering & Construction	39,614	0.1%
Environmental Control	82,237	0.2%
Healthcare-Products	407,073	1.1%
Internet	2,621,281	6.8%
Lodging	143,464	0.4%
Machinery-Construction & Mining	71,378	0.2%
Media	948,727	2.5%
Pharmaceuticals	1,488,609	3.9%
Retail	1,214,672	3.1%
Semiconductors	1,714,800	4.4%
Software	3,147,390	8.1%
Telecommunications	1,973,872	5.1%
Textiles	61,483	0.2%
Toys/Games/Hobbies	123,024	0.3%
Transportation	284,954	0.7%
Other**	16,328,012	42.3%

Total	$38,642,548	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP NASDAQ-100 :: 35

Statement of Assets and Liabilities (unaudited) :: June 30, 2010

Assets:
Total Investment Securities, at cost	$30,346,118

Securities, at value	22,314,536
Repurchase agreements, at value	21,431,000

Total Investment Securities, at value	43,745,536
Cash	140
Segregated cash balances with brokers for futures contracts	45,825
Dividends receivable	11,094
Receivable for capital shares issued	477,924
Prepaid expenses	520

Total Assets	44,281,039

Liabilities:
Payable for capital shares redeemed	4,665,561
Unrealized loss on swap agreements	875,145
Variation margin on futures contracts	6,695
Advisory fees payable	20,277
Management services fees payable	2,704
Administration fees payable	1,267
Administrative services fees payable	15,808
Distribution fees payable	13,646
Trustee fees payable	2
Transfer agency fees payable	4,232
Fund accounting fees payable	2,750
Compliance services fees payable	211
Other accrued expenses	30,193

Total Liabilities	5,638,491

Net Assets	$38,642,548

Net Assets consist of:
Capital	$52,152,232
Accumulated net investment income (loss)	(249,452)
Accumulated net realized gains (losses) on investments	(25,773,115)
Net unrealized appreciation (depreciation) on investments	12,512,883

Net Assets	$38,642,548

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,548,895

Net Asset Value (offering and redemption price per share)	$15.16

Statement of Operations (unaudited) :: For the six months ended June 30, 2010

Investment Income:
Dividends	$112,093
Interest	6,232

Total Investment Income	118,325

Expenses:
Advisory fees	164,186
Management services fees	21,891
Administration fees	9,023
Transfer agency fees	13,071
Administrative services fees	69,671
Distribution fees	54,729
Custody fees	3,895
Fund accounting fees	17,898
Trustee fees	295
Compliance services fees	188
Other fees	34,772

Total Gross Expenses before reductions	389,619
Less Expenses reduced by the Advisor	(21,842)

Total Net Expenses	367,777

Net Investment Income (Loss)	(249,452)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	3,509,128
Net realized gains (losses) on futures contracts	55,869
Net realized gains (losses) on swap agreements	(971,870)
Change in net unrealized appreciation/depreciation on investments	(6,354,073)

Net Realized and Unrealized Gains (Losses) on Investments	(3,760,946)

Change in Net Assets Resulting from Operations	$(4,010,398)

See accompanying notes to the financial statements.

36 :: ProFund VP NASDAQ-100 :: Financial Statements

Statements of Changes in Net Assets

	For the
	six months ended	For the
	June 30, 2010	year ended
	(unaudited)	December 31, 2009

From Investment Activities:
Operations:
Net investment income (loss)	$(249,452)	$(473,893)
Net realized gains (losses) on investments	2,593,127	7,993,098
Change in net unrealized appreciation/depreciation on investments	(6,354,073)	11,011,700

Change in net assets resulting from operations	(4,010,398)	18,530,905

Capital Transactions:
Proceeds from shares issued	126,772,139	255,420,549
Value of shares redeemed	(137,865,293)	(242,528,301)

Change in net assets resulting from capital transactions	(11,093,154)	12,892,248

Change in net assets	(15,103,552)	31,423,153
Net Assets:
Beginning of period	53,746,100	22,322,947

End of period	$38,642,548	$53,746,100

Accumulated net investment income (loss)	$(249,452)	$—

Share Transactions:
Issued	7,732,644	19,740,689
Redeemed	(8,485,186)	(18,522,892)

Change in shares	(752,542)	1,217,797

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP NASDAQ-100 :: 37

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the
	six months ended	For the	For the	For the	For the	For the
	June 30, 2010	year ended	year ended	year ended	year ended	year ended
	(unaudited)	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$16.28	$10.71	$18.62	$15.83	$15.01	$16.45

Investment Activities:
Net investment income (loss)(a)	(0.09)	(0.15)	(0.16)	(0.12)	(0.16)	(0.18)
Net realized and unrealized gains (losses) on investments	(1.03)	5.72	(7.75)	2.91	0.98	0.18

Total income (loss) from investment activities	(1.12)	5.57	(7.91)	2.79	0.82	—

Distributions to Shareholders From:
Net realized gains on investments	—	—	—	—	—	(1.44)

Net Asset Value, End of Period	$15.16	$16.28	$10.71	$18.62	$15.83	$15.01

Total Return	(6.88)% (b)	52.01%	(42.48)%	17.62%	5.46%	0.18%

Ratios to Average Net Assets:
Gross expenses(c)	1.78%	1.83%	1.76%	1.69%	1.73%	1.84%
Net expenses(c)	1.68%	1.67%	1.63%	1.63%	1.70%	1.84%
Net Investment income (loss)(c)	(1.14)%	(1.13)%	(1.02)%	(0.68)%	(1.05)%	(1.21)%

Supplemental Data:
Net assets, end of period (000’s)	$38,643	$53,746	$22,323	$109,947	$73,789	$90,330
Portfolio turnover rate(d)	1% (e)	238%	470%	336%	258%	387%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(e)	The portfolio turnover rate significantly changed from the prior period due to a change in Investment strategies.

See accompanying notes to the financial statements.

38 :: ProFund VP Large-Cap Value :: Financial Statements

Investment Objective:   The ProFund VP Large-Cap Value seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500/Citigroup Value Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2010

Market Exposure

Investment Type	% of Net Assets

Equity Securities	102%

Total Exposure	102%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets

General Electric Co.	3.5%
J.P. Morgan Chase & Co.	3.3%
Bank of America Corp.	3.3%
Chevron Corp.	3.1%
Wells Fargo & Co.	3.0%

S&P 500/Citigroup Value Index - Composition

% of Index

Financial	25%
Consumer Non-Cyclical	20%
Consumer Cyclical	11%
Energy	11%
Industrial	11%
Communications	9%
Utilities	7%
Technology	4%
Basic Materials	2%

Schedule of Portfolio Investments (unaudited)

Common Stocks (102.2%)
	Shares	Value

3M Co. (Miscellaneous Manufacturing)	1,701	$134,362
Abbott Laboratories (Pharmaceuticals)	3,969	185,670
Advanced Micro Devices, Inc.* (Semiconductors)	1,512	11,068
Aetna, Inc. (Healthcare-Services)	2,268	59,830
AFLAC, Inc. (Insurance)	1,512	64,517
Agilent Technologies, Inc.* (Electronics)	945	26,866
Air Products & Chemicals, Inc. (Chemicals)	378	24,498
Airgas, Inc. (Chemicals)	189	11,756
AK Steel Holding Corp. (Iron/Steel)	189	2,253
Alcoa, Inc. (Mining)	5,670	57,040
Allegheny Energy, Inc. (Electric)	945	19,543
Allegheny Technologies, Inc. (Iron/Steel)	189	8,352
Allstate Corp. (Insurance)	2,835	81,450
Altria Group, Inc. (Agriculture)	7,938	159,078
Ameren Corp. (Electric)	1,323	31,448
American Electric Power, Inc. (Electric)	2,646	85,466
American International Group, Inc.* (Insurance)	756	26,037
Ameriprise Financial, Inc. (Diversified Financial Services)	567	20,486
AmerisourceBergen Corp. (Pharmaceuticals)	1,512	48,006
Amgen, Inc.* (Biotechnology)	2,457	129,238
Analog Devices, Inc. (Semiconductors)	567	15,797
AON Corp. (Insurance)	1,323	49,110
Apartment Investment and Management Co.—Class A (REIT)	378	7,322
Applied Materials, Inc. (Semiconductors)	4,914	59,066
Archer-Daniels-Midland Co. (Agriculture)	3,591	92,720
Assurant, Inc. (Insurance)	567	19,675
AT&T, Inc. (Telecommunications)	16,443	397,756
Automatic Data Processing, Inc. (Software)	1,512	60,873
AutoNation, Inc.* (Retail)	378	7,371
Avalonbay Communities, Inc. (REIT)	189	17,647
Avery Dennison Corp. (Household Products/Wares)	567	18,218
Ball Corp. (Packaging & Containers)	189	9,985
Bank of America Corp. (Banks)	56,133	806,631
Bank of New York Mellon Corp. (Banks)	6,804	167,991
Bard (C.R.), Inc. (Healthcare-Products)	189	14,653
Baxter International, Inc. (Healthcare-Products)	1,512	61,448
BB&T Corp. (Banks)	3,780	99,452
Becton, Dickinson & Co. (Healthcare-Products)	567	38,341
Bemis Co., Inc. (Packaging & Containers)	567	15,309
Berkshire Hathaway, Inc.—Class B* (Insurance)	4,158	331,351
Big Lots, Inc.* (Retail)	378	12,130
Boeing Co. (Aerospace/Defense)	2,457	154,177
Boston Properties, Inc. (REIT)	378	26,967
Boston Scientific Corp.* (Healthcare-Products)	8,505	49,329
Bristol-Myers Squibb Co. (Pharmaceuticals)	5,292	131,982
Brown-Forman Corp. (Beverages)	189	10,816
C.H. Robinson Worldwide, Inc. (Transportation)	189	10,520
CA, Inc. (Software)	756	13,910
Cabot Oil & Gas Corp. (Oil & Gas)	189	5,919
Campbell Soup Co. (Food)	567	20,316
Capital One Financial Corp. (Diversified Financial Services)	2,457	99,017
Cardinal Health, Inc. (Pharmaceuticals)	1,890	63,523
CareFusion Corp.* (Healthcare-Products)	945	21,451
Carnival Corp.—Class A (Leisure Time)	2,268	68,584
CBS Corp.—Class B (Media)	1,890	24,438
CenterPoint Energy, Inc. (Electric)	2,268	29,847
CenturyTel, Inc. (Telecommunications)	1,512	50,365
Cephalon, Inc.* (Pharmaceuticals)	189	10,726
Chesapeake Energy Corp. (Oil & Gas)	3,591	75,231
Chevron Corp. (Oil & Gas)	11,151	756,707
Chubb Corp. (Insurance)	1,701	85,067
Cincinnati Financial Corp. (Insurance)	756	19,558
Cintas Corp. (Textiles)	567	13,591
Citigroup, Inc.* (Diversified Financial Services)	126,819	476,839
Clorox Co. (Household Products/Wares)	378	23,496
CMS Energy Corp. (Electric)	1,134	16,613
Coca-Cola Enterprises, Inc. (Beverages)	756	19,550
Comcast Corp.—Class A (Media)	15,687	272,483
Comerica, Inc. (Banks)	945	34,804
Computer Sciences Corp. (Computers)	189	8,552
Compuware Corp.* (Software)	567	4,525
ConAgra Foods, Inc. (Food)	1,134	26,445
ConocoPhillips (Oil & Gas)	8,316	408,232
Consolidated Edison, Inc. (Electric)	1,512	65,167
Constellation Brands, Inc.* (Beverages)	945	14,761
Constellation Energy Group, Inc. (Electric)	945	30,476
Costco Wholesale Corp. (Retail)	2,457	134,717
Coventry Health Care, Inc.* (Healthcare-Services)	756	13,366
CSX Corp. (Transportation)	756	37,520

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Large-Cap Value :: 39

Common Stocks, continued
	Shares	Value

Cummins, Inc. (Machinery-Diversified)	378	$24,619
CVS Corp. (Retail)	7,560	221,659
D.R. Horton, Inc. (Home Builders)	1,512	14,863
Darden Restaurants, Inc. (Retail)	189	7,343
Dean Foods Co.* (Food)	945	9,516
Deere & Co. (Machinery-Diversified)	945	52,618
Dell, Inc.* (Computers)	9,639	116,246
DENTSPLY International, Inc. (Healthcare-Products)	189	5,653
Devon Energy Corp. (Oil & Gas)	1,323	80,597
Discover Financial Services (Diversified Financial Services)	3,024	42,276
Discovery Communications, Inc.—Class A* (Media)	189	6,749
Dominion Resources, Inc. (Electric)	3,213	124,472
Dover Corp. (Miscellaneous Manufacturing)	378	15,797
Dr.Pepper Snapple Group, Inc. (Beverages)	567	21,200
DTE Energy Co. (Electric)	756	34,481
Duke Energy Corp. (Electric)	7,182	114,912
E*TRADE Financial Corp.* (Diversified Financial Services)	945	11,170
E.I. du Pont de Nemours & Co. (Chemicals)	2,268	78,450
Eastman Chemical Co. (Chemicals)	378	20,170
Eastman Kodak Co.* (Miscellaneous Manufacturing)	1,323	5,742
Eaton Corp. (Miscellaneous Manufacturing)	756	49,473
Edison International (Electric)	1,701	53,956
El Paso Corp. (Pipelines)	1,701	18,898
Electronic Arts, Inc.* (Software)	1,134	16,330
Eli Lilly & Co. (Pharmaceuticals)	2,646	88,641
Emerson Electric Co. (Electrical Components & Equipment)	2,457	107,346
Entergy Corp. (Electric)	945	67,681
EQT Corp. (Oil & Gas)	378	13,661
Equifax, Inc. (Commercial Services)	189	5,303
Equity Residential Properties Trust (REIT)	945	39,350
Exelon Corp. (Electric)	2,268	86,116
Expeditors International of Washington, Inc. (Transportation)	567	19,567
Exxon Mobil Corp. (Oil & Gas)	12,852	733,464
Family Dollar Stores, Inc. (Retail)	756	28,494
FedEx Corp. (Transportation)	1,701	119,257
Fidelity National Information Services, Inc. (Software)	1,701	45,621
Fifth Third Bancorp (Banks)	4,347	53,425
First Horizon National Corp.* (Banks)	1,135	12,990
FirstEnergy Corp. (Electric)	1,701	59,926
Fiserv, Inc.* (Software)	189	8,630
Fluor Corp. (Engineering & Construction)	945	40,162
Ford Motor Co.* (Auto Manufacturers)	13,041	131,453
Forest Laboratories, Inc.* (Pharmaceuticals)	567	15,553
Fortune Brands, Inc. (Household Products/Wares)	756	29,620
Franklin Resources, Inc. (Diversified Financial Services)	378	32,580
Frontier Communications Corp. (Telecommunications)	1,701	12,094
GameStop Corp.—Class A* (Retail)	189	3,551
Gannett Co., Inc. (Media)	756	10,176
General Dynamics Corp. (Aerospace/Defense)	945	55,339
General Electric Co. (Miscellaneous Manufacturing)	59,724	861,220
General Mills, Inc. (Food)	1,701	60,420
Genuine Parts Co. (Distribution/Wholesale)	756	29,824
Genworth Financial, Inc.—Class A* (Diversified Financial Services)	2,646	34,583
Genzyme Corp.* (Biotechnology)	567	28,787
H & R Block, Inc. (Commercial Services)	1,134	17,792
Halliburton Co. (Oil & Gas Services)	2,457	60,319
Harley-Davidson, Inc. (Leisure Time)	378	8,403
Harris Corp. (Telecommunications)	189	7,872
Hartford Financial Services Group, Inc. (Insurance)	2,457	54,373
Health Care REIT, Inc. (REIT)	378	15,921
Heinz (H.J.) Co. (Food)	756	32,674
Hess Corp. (Oil & Gas)	1,512	76,114
Hewlett-Packard Co. (Computers)	3,969	171,778
Home Depot, Inc. (Retail)	9,261	259,956
Hormel Foods Corp. (Food)	378	15,301
Host Marriott Corp. (REIT)	3,591	48,407
Humana, Inc.* (Healthcare-Services)	945	43,158
Huntington Bancshares, Inc. (Banks)	3,969	21,988
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	567	23,406
Integrys Energy Group, Inc. (Electric)	378	16,534
Intel Corp. (Semiconductors)	17,388	338,197
International Game Technology (Entertainment)	567	8,902
International Paper Co. (Forest Products & Paper)	1,134	25,662
Interpublic Group of Cos., Inc.* (Advertising)	2,646	18,866
Iron Mountain, Inc. (Commercial Services)	378	8,490
J.C. Penney Co., Inc. (Retail)	1,323	28,418
J.P. Morgan Chase & Co. (Diversified Financial Services)	22,302	816,476
Jabil Circuit, Inc. (Electronics)	945	12,568
Jacobs Engineering Group, Inc.* (Engineering & Construction)	567	20,661
JDS Uniphase Corp.* (Telecommunications)	378	3,720
JM Smucker Co. (Food)	567	34,145
Johnson & Johnson (Healthcare-Products)	7,182	424,169
Johnson Controls, Inc. (Auto Parts & Equipment)	3,591	96,490
Kellogg Co. (Food)	567	28,520
KeyCorp (Banks)	4,914	37,789
Kimberly-Clark Corp. (Household Products/Wares)	945	57,295
Kimco Realty Corp. (REIT)	2,268	30,482
King Pharmaceuticals, Inc.* (Pharmaceuticals)	1,323	10,042
KLA -Tencor Corp. (Semiconductors)	378	10,539
Kraft Foods, Inc. (Food)	9,639	269,892
Kroger Co. (Food)	3,591	70,707
L-3 Communications Holdings, Inc. (Aerospace/Defense)	567	40,166
Legg Mason, Inc. (Diversified Financial Services)	567	15,893
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	756	15,165
Lennar Corp.—Class A (Home Builders)	756	10,516
Leucadia National Corp.* (Holding Companies-Diversified)	567	11,062
Lexmark International, Inc.—Class A* (Computers)	378	12,485
Limited, Inc. (Retail)	756	16,685
Lincoln National Corp. (Insurance)	1,512	36,726
Lockheed Martin Corp. (Aerospace/Defense)	1,701	126,724
Loews Corp. (Insurance)	1,890	62,956
Lorillard, Inc. (Agriculture)	378	27,208
Lowe’s Cos., Inc. (Retail)	7,938	162,094
LSI Logic Corp.* (Semiconductors)	1,890	8,694
M&T Bank Corp. (Banks)	378	32,111
Macy’s, Inc. (Retail)	2,268	40,597
Marathon Oil Corp. (Oil & Gas)	3,969	123,396
Marriott International, Inc.—Class A (Lodging)	378	11,317
Marsh & McLennan Cos., Inc. (Insurance)	3,024	68,191
Marshall & Ilsley Corp. (Banks)	2,835	20,355
Masco Corp. (Building Materials)	1,890	20,336
Mattel, Inc. (Toys/Games/Hobbies)	756	15,997
McCormick & Co., Inc. (Food)	378	14,349
McDonald’s Corp. (Retail)	2,835	186,741
McGraw-Hill Cos., Inc. (Media)	756	21,274
McKesson Corp. (Commercial Services)	1,512	101,546
Mead Johnson Nutrition Co.—Class A (Pharmaceuticals)	567	28,418
MEMC Electronic Materials, Inc.* (Semiconductors)	1,134	11,204

See accompanying notes to the financial statements.

40 :: ProFund VP Large-Cap Value :: Financial Statements

Common Stocks, continued
	Shares	Value

Merck & Co., Inc. (Pharmaceuticals)	8,316	$290,811
Meredith Corp. (Media)	189	5,884
MetLife, Inc. (Insurance)	4,536	171,279
MetroPCS Communications, Inc.* (Telecommunications)	1,323	10,835
Microchip Technology, Inc. (Semiconductors)	378	10,486
Micron Technology, Inc.* (Semiconductors)	2,457	20,860
Molex, Inc. (Electrical Components & Equipment)	756	13,789
Molson Coors Brewing Co.—Class B (Beverages)	756	32,024
Monster Worldwide, Inc.* (Internet)	189	2,202
Moody’s Corp. (Commercial Services)	378	7,530
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	7,749	179,854
Motorola, Inc.* (Telecommunications)	12,852	83,795
Murphy Oil Corp. (Oil & Gas)	378	18,730
Nabors Industries, Ltd.* (Oil & Gas)	567	9,991
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	756	13,442
National Semiconductor Corp. (Semiconductors)	567	7,632
Newell Rubbermaid, Inc. (Housewares)	1,512	22,136
News Corp.—Class A (Media)	6,804	81,376
NextEra Energy, Inc. (Electric)	2,268	110,588
Nicor, Inc. (Gas)	189	7,654
NIKE, Inc.—Class B (Apparel)	756	51,068
NiSource, Inc. (Electric)	1,512	21,924
Norfolk Southern Corp. (Transportation)	1,134	60,159
Northeast Utilities System (Electric)	945	24,079
Northern Trust Corp. (Banks)	378	17,653
Northrop Grumman Corp. (Aerospace/Defense)	1,512	82,313
Novell, Inc.* (Software)	1,890	10,735
Novellus Systems, Inc.* (Semiconductors)	189	4,793
NRG Energy, Inc.* (Electric)	378	8,017
Nucor Corp. (Iron/Steel)	567	21,705
NYSE Euronext (Diversified Financial Services)	378	10,444
Office Depot, Inc.* (Retail)	1,512	6,108
Omnicom Group, Inc. (Advertising)	567	19,448
ONEOK, Inc. (Gas)	567	24,523
Owens-Illinois, Inc.* (Packaging & Containers)	378	9,998
PACCAR, Inc. (Auto Manufacturers)	1,890	75,354
Pactiv Corp.* (Packaging & Containers)	189	5,264
Pall Corp. (Miscellaneous Manufacturing)	189	6,496
Parker Hannifin Corp. (Miscellaneous Manufacturing)	756	41,928
Patterson Cos., Inc. (Healthcare-Products)	189	5,392
Paychex, Inc. (Commercial Services)	756	19,633
People’s United Financial, Inc. (Banks)	2,079	28,066
Pepco Holdings, Inc. (Electric)	1,134	17,781
PerkinElmer, Inc. (Electronics)	567	11,720
Pfizer, Inc. (Pharmaceuticals)	45,171	644,138
PG&E Corp. (Electric)	2,079	85,447
Philip Morris International, Inc. (Commercial Services)	5,670	259,913
Pinnacle West Capital Corp. (Electric)	567	20,616
Pitney Bowes, Inc. (Office/Business Equipment)	1,134	24,903
Plum Creek Timber Co., Inc. (Forest Products & Paper)	378	13,052
PNC Financial Services Group (Banks)	2,835	160,177
PPG Industries, Inc. (Chemicals)	189	11,417
PPL Corp. (Electric)	2,457	61,302
Principal Financial Group, Inc. (Insurance)	567	13,290
Procter & Gamble Co. (Cosmetics/Personal Care)	9,639	578,147
Progress Energy, Inc. (Electric)	1,512	59,301
Progressive Corp. (Insurance)	3,591	67,224
Prudential Financial, Inc. (Insurance)	945	50,709
Public Service Enterprise Group, Inc. (Electric)	2,835	88,821
Public Storage, Inc. (REIT)	378	33,230
Pulte Group, Inc.* (Home Builders)	1,701	14,084
Quanta Services, Inc.* (Commercial Services)	1,134	23,417
Quest Diagnostics, Inc. (Healthcare-Services)	189	9,407
Questar Corp. (Pipelines)	414	18,833
Qwest Communications International, Inc. (Telecommunications)	8,316	43,659
R.R. Donnelley & Sons Co. (Commercial Services)	1,134	18,564
RadioShack Corp. (Retail)	567	11,062
Raytheon Co. (Aerospace/Defense)	2,079	100,603
Regions Financial Corp. (Banks)	6,615	43,527
Republic Services, Inc. (Environmental Control)	945	28,095
Reynolds American, Inc. (Agriculture)	945	49,253
Robert Half International, Inc. (Commercial Services)	378	8,902
Rockwell Automation, Inc. (Machinery-Diversified)	378	18,556
Roper Industries, Inc. (Miscellaneous Manufacturing)	189	10,576
Ryder System, Inc. (Transportation)	189	7,603
Safeway, Inc. (Food)	2,079	40,873
SAIC, Inc.* (Commercial Services)	1,512	25,311
SanDisk Corp.* (Computers)	567	23,854
Sara Lee Corp. (Food)	3,591	50,633
SCANA Corp. (Electric)	567	20,276
Scripps Networks Interactive—Class A (Entertainment)	189	7,624
Sealed Air Corp. (Packaging & Containers)	756	14,908
Sears Holdings Corp.* (Retail)	189	12,219
Sempra Energy (Gas)	1,323	61,903
Sherwin-Williams Co. (Chemicals)	189	13,077
SLM Corp.* (Diversified Financial Services)	2,646	27,492
Smith International, Inc. (Oil & Gas Services)	1,323	49,811
Snap-on, Inc. (Hand/Machine Tools)	189	7,732
Southern Co. (Electric)	4,536	150,958
Southwest Airlines Co. (Airlines)	4,158	46,195
Spectra Energy Corp. (Pipelines)	3,591	72,071
Sprint Nextel Corp.* (Telecommunications)	16,632	70,520
Stanley Black & Decker, Inc. (Hand/Machine Tools)	189	9,548
Staples, Inc. (Retail)	1,512	28,804
State Street Corp. (Banks)	2,646	89,488
Sunoco, Inc. (Oil & Gas)	567	19,715
SunTrust Banks, Inc. (Banks)	2,646	61,652
SuperValu, Inc. (Food)	1,134	12,293
Symantec Corp.* (Internet)	1,323	18,363
Sysco Corp. (Food)	3,213	91,795
Target Corp. (Retail)	3,969	195,156
TECO Energy, Inc. (Electric)	1,134	17,089
Tellabs, Inc. (Telecommunications)	1,323	8,454
Tenet Healthcare Corp.* (Healthcare-Services)	2,268	9,843
Tesoro Petroleum Corp. (Oil & Gas)	756	8,823
Texas Instruments, Inc. (Semiconductors)	2,457	57,199
Textron, Inc. (Miscellaneous Manufacturing)	1,512	25,659
The AES Corp.* (Electric)	1,323	12,225
The Charles Schwab Corp. (Diversified Financial Services)	2,835	40,200
The Dow Chemical Co. (Chemicals)	6,426	152,425
The Gap, Inc. (Retail)	945	18,390
The Goldman Sachs Group, Inc. (Diversified Financial Services)	1,701	223,290
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	1,323	13,151
The Hershey Co. (Food)	378	18,118
The New York Times Co.—Class A* (Media)	567	4,905
The Travelers Cos., Inc. (Insurance)	2,646	130,315
The Williams Cos., Inc. (Pipelines)	3,213	58,734
Thermo Fisher Scientific, Inc.* (Electronics)	756	37,082
Time Warner Cable, Inc. (Media)	1,890	98,431
Time Warner, Inc. (Media)	6,237	180,312

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Large-Cap Value :: 41

Common Stocks, continued
	Shares	Value

Titanium Metals Corp.* (Mining)	378	$6,649
Torchmark Corp. (Insurance)	378	18,715
Total System Services, Inc. (Software)	567	7,711
Tyson Foods, Inc.—Class A (Food)	1,701	27,879
U.S. Bancorp (Banks)	10,584	236,552
Union Pacific Corp. (Transportation)	1,134	78,824
United Parcel Service, Inc.—Class B (Transportation)	2,835	161,283
United States Steel Corp. (Iron/Steel)	756	29,144
UnitedHealth Group, Inc. (Healthcare-Services)	2,646	75,146
UnumProvident Corp. (Insurance)	1,701	36,912
V.F. Corp. (Apparel)	189	13,453
Valero Energy Corp. (Oil & Gas)	3,024	54,372
VeriSign, Inc.* (Internet)	567	15,054
Verizon Communications, Inc. (Telecommunications)	15,687	439,550
Vornado Realty Trust (REIT)	567	41,363
Vulcan Materials Co. (Building Materials)	567	24,852
Wal-Mart Stores, Inc. (Retail)	11,529	554,199
Walgreen Co. (Retail)	2,079	55,509
Walt Disney Co. (Media)	10,962	345,303
Waste Management, Inc. (Environmental Control)	2,646	82,793
WellPoint, Inc.* (Healthcare-Services)	2,268	110,973
Wells Fargo & Co. (Banks)	29,106	745,114
Weyerhaeuser Co. (Forest Products & Paper)	756	26,611
Whirlpool Corp. (Home Furnishings)	378	33,196
Windstream Corp. (Telecommunications)	1,512	15,967
Wisconsin Energy Corp. (Electric)	567	28,770
Xcel Energy, Inc. (Electric)	2,457	50,639
Xerox Corp. (Office/Business Equipment)	7,560	60,782
Yahoo!, Inc.* (Internet)	3,024	41,822
Zions Bancorp (Banks)	756	16,307

TOTAL COMMON STOCKS
(Cost $20,749,298)		25,305,340

TOTAL Investment SECURITIES
(Cost $20,749,298)—102.2%		25,305,340
Net other assets (liabilities)—(2.2)%		(550,860)

NET ASSETS—100.0%		$24,754,480

*	Non-income producing security

ProFund VP Large-Cap Value invested in the following industries as of June 30, 2010:

		% of
	Value	Net Assets

Advertising	$38,314	0.2%
Aerospace/Defense	559,322	2.3%
Agriculture	328,259	1.3%
Airlines	46,195	0.2%
Apparel	64,521	0.3%
Auto Manufacturers	206,807	0.8%
Auto Parts & Equipment	109,641	0.4%
Banks	2,686,072	10.9%
Beverages	98,351	0.4%
Biotechnology	158,025	0.6%
Building Materials	45,188	0.2%
Chemicals	311,793	1.3%
Commercial Services	496,401	2.0%
Computers	332,915	1.3%
Cosmetics/Personal Care	578,147	2.3%
Distribution/Wholesale	29,824	0.1%
Diversified Financial Services	2,044,042	8.3%
Electric	1,614,471	6.5%
Electrical Components & Equipment	121,135	0.5%
Electronics	88,236	0.4%
Engineering & Construction	60,823	0.2%
Entertainment	16,526	0.1%
Environmental Control	110,888	0.5%
Food	823,876	3.3%
Forest Products & Paper	65,325	0.3%
Gas	94,080	0.4%
Hand/Machine Tools	17,280	0.1%
Healthcare-Products	620,436	2.5%
Healthcare-Services	321,723	1.3%
Holding Companies-Diversified	11,062	NM
Home Builders	39,463	0.2%
Home Furnishings	33,196	0.1%
Household Products/Wares	128,629	0.5%
Housewares	22,136	0.1%
Insurance	1,387,455	5.6%
Internet	77,441	0.3%
Iron/Steel	61,454	0.3%
Leisure Time	76,987	0.3%
Lodging	11,317	NM
Machinery-Diversified	95,793	0.4%
Media	1,051,331	4.2%
Mining	63,689	0.3%
Miscellaneous Manufacturing	1,189,824	4.8%
Office/Business Equipment	85,685	0.3%
Oil & Gas	2,384,952	9.6%
Oil & Gas Services	110,130	0.4%
Packaging & Containers	55,464	0.2%
Pharmaceuticals	1,517,510	6.1%
Pipelines	168,536	0.7%
REIT	260,689	1.1%
Retail	1,991,203	8.0%
Semiconductors	555,535	2.2%
Software	168,335	0.7%
Telecommunications	1,144,587	4.6%
Textiles	13,591	0.1%
Toys/Games/Hobbies	15,997	0.1%
Transportation	494,733	2.0%
Other**	(550,860)	(2.2)%

Total	$24,754,480	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

42 :: ProFund VP Large-Cap Value :: Financial Statements

Statement of Assets and Liabilities (unaudited) :: June 30, 2010

Assets:
Total Investment Securities, at cost	$20,749,298

Securities, at value	25,305,340

Total Investment Securities, at value	25,305,340
Dividends receivable	41,590
Receivable for investments sold	2,408,368
Prepaid expenses	454

Total Assets	27,755,752

Liabilities:
Cash overdraft	444,744
Payable for investments purchased	1,111
Payable for capital shares redeemed	2,500,929
Advisory fees payable	10,842
Management services fees payable	1,446
Administration fees payable	925
Administrative services fees payable	8,836
Distribution fees payable	6,855
Trustee fees payable	1
Transfer agency fees payable	3,179
Fund accounting fees payable	2,008
Compliance services fees payable	175
Other accrued expenses	20,221

Total Liabilities	3,001,272

Net Assets	$24,754,480

Net Assets consist of:
Capital	$39,527,400
Accumulated net investment income (loss)	90,127
Accumulated net realized gains (losses) on investments	(19,419,089)
Net unrealized appreciation (depreciation) on investments	4,556,042

Net Assets	$24,754,480

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,227,101

Net Asset Value (offering and redemption price per share)	$20.17

Statement of Operations (unaudited) :: For the six months ended June 30, 2010

Investment Income:
Dividends	$377,890
Interest	21

Total Investment Income	377,911

Expenses:
Advisory fees	128,475
Management services fees	17,130
Administration fees	6,356
Transfer agency fees	9,131
Administrative services fees	58,378
Distribution fees	42,825
Custody fees	24,396
Fund accounting fees	13,371
Trustee fees	202
Compliance services fees	146
Other fees	17,770

Total Gross Expenses before reductions	318,180
Less Expenses reduced by the Advisor	(30,396)

Total Net Expenses	287,784

Net Investment Income (Loss)	90,127

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	244,970
Change in net unrealized appreciation/depreciation on investments	(1,957,684)

Net Realized and Unrealized Gains (Losses) on Investments	(1,712,714)

Change in Net Assets Resulting from Operations	$(1,622,587)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Large-Cap Value :: 43

Statements of Changes in Net Assets

	For the
	six months ended	For the
	June 30, 2010	year ended
	(unaudited)	December 31, 2009

From Investment Activities:
Operations:
Net investment income (loss)	$90,127	$379,799
Net realized gains (losses) on investments	244,970	(302,658)
Change in net unrealized appreciation/depreciation on investments	(1,957,684)	5,584,737

Change in net assets resulting from operations	(1,622,587)	5,661,878

Distributions to Shareholders From:
Net investment income	(379,799)	(728,606)

Change in net assets resulting from distributions	(379,799)	(728,606)

Capital Transactions:
Proceeds from shares issued	63,834,218	67,775,602
Dividends reinvested	379,799	728,608
Value of shares redeemed	(66,989,458)	(77,099,135)

Change in net assets resulting from capital transactions	(2,775,441)	(8,594,927)

Change in net assets	(4,777,827)	(3,661,655)
Net Assets:
Beginning of period	29,532,307	33,193,962

End of period	$24,754,480	$29,532,307

Accumulated net investment income (loss)	$90,127	$379,799

Share Transactions:
Issued	2,853,048	3,663,426
Reinvested	16,865	34,515
Redeemed	(3,001,349)	(4,131,894)

Change in shares	(131,436)	(433,953)

See accompanying notes to the financial statements.

44 :: ProFund VP Large-Cap Value :: Financial Highlights

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the
	six months ended	For the	For the	For the	For the	For the
	June 30, 2010	year ended	year ended	year ended	year ended	year ended
	(unaudited)	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$21.74	$18.52	$37.43	$40.02	$34.26	$33.48

Investment Activities:
Net investment income (loss)(a)	0.06	0.24	0.49	0.32	0.24	0.13
Net realized and unrealized gains (losses) on investments	(1.41)	3.35	(14.16)	(0.16)	6.09	0.94

Total income (loss) from investment activities	(1.35)	3.59	(13.67)	0.16	6.33	1.07

Distributions to Shareholders From:
Net investment income	(0.22)	(0.37)	(0.62)	(0.28)	(0.06)	— (b)
Net realized gains on investments	—	—	(4.62)	(2.47)	(0.51)	(0.29)

Total distributions	(0.22)	(0.37)	(5.24)	(2.75)	(0.57)	(0.29)

Net Asset Value, End of Period	$20.17	$21.74	$18.52	$37.43	$40.02	$34.26

Total Return	(6.33)% (c)	19.47%	(40.46)%	0.15%	18.67%	3.21%

Ratios to Average Net Assets:
Gross expenses(d)	1.86%	1.89%	1.82%	1.72%	1.74%	2.00%
Net expenses(d)	1.68%	1.67%	1.63%	1.63%	1.70%	1.98%
Net Investment income (loss)(d)	0.53%	1.26%	1.69%	0.77%	0.66%	0.40%

Supplemental Data:
Net assets, end of period (000’s)	$24,754	$29,532	$33,194	$70,937	$156,784	$79,122
Portfolio turnover rate(e)	191% (c)	217%	304%	250%	277%	499%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Amount is less than $0.005.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Large-Cap Growth :: 45

Investment Objective:   The ProFund VP Large-Cap Growth seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500/Citigroup Growth Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2010

Market Exposure
Investment Type	% of Net Assets

Equity Securities	101%

Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Apple Computer, Inc.	5.2%
Microsoft Corp.	4.0%
International Business Machines Corp.	3.6%
Exxon Mobil Corp.	3.4%
Cisco Systems, Inc.	2.8%

S&P 500/Citigroup Growth Index - Composition
% of Index

Consumer Non-Cyclical	26%
Technology	22%
Communications	13%
Energy	11%
Industrial	10%
Consumer Cyclical	7%
Financial	7%
Basic Materials	4%

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.9%)
	Shares	Value

3M Co. (Miscellaneous Manufacturing)	1,749	$138,153
Abbott Laboratories (Pharmaceuticals)	3,975	185,950
Abercrombie & Fitch Co.—Class A (Retail)	318	9,759
Adobe Systems, Inc.* (Software)	2,544	67,238
Advanced Micro Devices, Inc.* (Semiconductors)	1,272	9,311
AFLAC, Inc. (Insurance)	795	33,923
Agilent Technologies, Inc.* (Electronics)	795	22,602
Air Products & Chemicals, Inc. (Chemicals)	477	30,914
Airgas, Inc. (Chemicals)	159	9,890
AK Steel Holding Corp. (Iron/Steel)	318	3,791
Akamai Technologies, Inc.* (Internet)	795	32,253
Allegheny Technologies, Inc. (Iron/Steel)	159	7,026
Allergan, Inc. (Pharmaceuticals)	1,431	83,370
Altera Corp. (Semiconductors)	1,431	35,503
Altria Group, Inc. (Agriculture)	3,021	60,541
Amazon.com, Inc.* (Internet)	1,590	173,723
American Express Co. (Diversified Financial Services)	5,724	227,243
American Tower Corp.* (Telecommunications)	1,908	84,906
Ameriprise Financial, Inc. (Diversified Financial Services)	636	22,979
Amgen, Inc.* (Biotechnology)	2,385	125,451
Amphenol Corp.—Class A (Electronics)	795	31,228
Anadarko Petroleum Corp. (Oil & Gas)	2,385	86,075
Analog Devices, Inc. (Semiconductors)	795	22,149
Apache Corp. (Oil & Gas)	1,590	133,862
Apartment Investment and Management Co.—Class A (REIT)	159	3,080
Apollo Group, Inc.—Class A* (Commercial Services)	477	20,258
Apple Computer, Inc.* (Computers)	4,452	1,119,812
Applied Materials, Inc. (Semiconductors)	2,067	24,845
AT&T, Inc. (Telecommunications)	14,310	346,159
Autodesk, Inc.* (Software)	1,113	27,113
Automatic Data Processing, Inc. (Software)	954	38,408
AutoZone, Inc.* (Retail)	159	30,722
Avalonbay Communities, Inc. (REIT)	159	14,846
Avon Products, Inc. (Cosmetics/Personal Care)	2,067	54,775
Baker Hughes, Inc. (Oil & Gas Services)	2,067	85,925
Ball Corp. (Packaging & Containers)	159	8,400
Bard (C.R.), Inc. (Healthcare-Products)	159	12,327
Baxter International, Inc. (Healthcare-Products)	1,431	58,156
Becton, Dickinson & Co. (Healthcare-Products)	477	32,255
Bed Bath & Beyond, Inc.* (Retail)	1,272	47,166
Berkshire Hathaway, Inc.—Class B* (Insurance)	4,452	354,780
Best Buy Co., Inc. (Retail)	1,590	53,837
Biogen Idec, Inc.* (Biotechnology)	1,272	60,356
BMC Software, Inc.* (Software)	795	27,531
Boeing Co. (Aerospace/Defense)	1,431	89,795
Boston Properties, Inc. (REIT)	159	11,343
Bristol-Myers Squibb Co. (Pharmaceuticals)	3,657	91,206
Broadcom Corp.—Class A (Semiconductors)	2,067	68,149
Brown-Forman Corp. (Beverages)	159	9,100
C.H. Robinson Worldwide, Inc. (Transportation)	477	26,550
CA, Inc. (Software)	1,113	20,479
Cabot Oil & Gas Corp. (Oil & Gas)	159	4,980
Cameron International Corp.* (Oil & Gas Services)	1,113	36,195
Campbell Soup Co. (Food)	318	11,394
Carmax, Inc.* (Retail)	954	18,985
Caterpillar, Inc. (Machinery-Construction & Mining)	3,021	181,471
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	1,272	17,312
CBS Corp.—Class B (Media)	1,431	18,503
Celgene Corp.* (Biotechnology)	2,226	113,125
Cephalon, Inc.* (Pharmaceuticals)	159	9,023
Cerner Corp.* (Software)	318	24,133
CF Industries Holdings, Inc. (Chemicals)	318	20,177
CIGNA Corp. (Insurance)	1,272	39,508
Cisco Systems, Inc.* (Telecommunications)	27,825	592,951
Citrix Systems, Inc.* (Software)	795	33,573
Cliffs Natural Resources, Inc. (Iron/Steel)	636	29,994
Clorox Co. (Household Products/Wares)	318	19,767
CME Group, Inc. (Diversified Financial Services)	318	89,533
Coach, Inc. (Apparel)	1,431	52,303
Coca-Cola Co. (Beverages)	11,289	565,805
Coca-Cola Enterprises, Inc. (Beverages)	795	20,559
Cognizant Technology Solutions Corp.* (Computers)	1,431	71,636
Colgate-Palmolive Co. (Cosmetics/Personal Care)	2,385	187,843
Computer Sciences Corp. (Computers)	318	14,389
Compuware Corp.* (Software)	477	3,806
ConAgra Foods, Inc. (Food)	954	22,247
CONSOL Energy, Inc. (Coal)	954	32,207
Corning, Inc. (Telecommunications)	7,632	123,257
CSX Corp. (Transportation)	1,113	55,238
Cummins, Inc. (Machinery-Diversified)	477	31,067

See accompanying notes to the financial statements.

46 :: ProFund VP Large-Cap Growth :: Financial Statements

Common Stocks, continued
	Shares	Value

Danaher Corp. (Miscellaneous Manufacturing)	2,544	$94,433
Darden Restaurants, Inc. (Retail)	318	12,354
DaVita, Inc.* (Healthcare-Services)	477	29,784
Deere & Co. (Machinery-Diversified)	1,113	61,972
Denbury Resources, Inc.* (Oil & Gas)	1,908	27,933
DENTSPLY International, Inc. (Healthcare-Products)	318	9,511
Devon Energy Corp. (Oil & Gas)	795	48,431
DeVry, Inc. (Commercial Services)	159	8,346
Diamond Offshore Drilling, Inc. (Oil & Gas)	318	19,776
DIRECTV—Class A* (Media)	4,293	145,619
Discovery Communications, Inc.—Class A* (Media)	954	34,067
Dover Corp. (Miscellaneous Manufacturing)	477	19,934
Dr.Pepper Snapple Group, Inc. (Beverages)	477	17,835
Dun & Bradstreet Corp. (Software)	159	10,672
E.I. du Pont de Nemours & Co. (Chemicals)	2,385	82,497
eBay, Inc.* (Internet)	5,565	109,130
Ecolab, Inc. (Chemicals)	1,113	49,985
El Paso Corp. (Pipelines)	1,749	19,431
Electronic Arts, Inc.* (Software)	477	6,869
Eli Lilly & Co. (Pharmaceuticals)	2,544	85,224
EMC Corp.* (Computers)	10,017	183,311
Emerson Electric Co. (Electrical Components & Equipment)	1,431	62,520
EOG Resources, Inc. (Oil & Gas)	1,113	109,486
EQT Corp. (Oil & Gas)	318	11,493
Equifax, Inc. (Commercial Services)	159	4,462
Equity Residential Properties Trust (REIT)	477	19,862
Exelon Corp. (Electric)	1,113	42,261
Expedia, Inc. (Internet)	954	17,916
Expeditors International of Washington, Inc. (Transportation)	477	16,461
Express Scripts, Inc.* (Pharmaceuticals)	2,544	119,619
Exxon Mobil Corp. (Oil & Gas)	12,732	726,599
Fastenal Co. (Distribution/Wholesale)	636	31,921
Federated Investors, Inc.—Class B (Diversified Financial Services)	318	6,586
First Solar, Inc.* (Energy-Alternate Sources)	159	18,099
Fiserv, Inc.* (Software)	318	14,520
FLIR Systems, Inc.* (Electronics)	636	18,501
Flowserve Corp. (Machinery-Diversified)	159	13,483
FMC Corp. (Chemicals)	318	18,263
FMC Technologies, Inc.* (Oil & Gas Services)	477	25,119
Ford Motor Co.* (Auto Manufacturers)	5,088	51,287
Forest Laboratories, Inc.* (Pharmaceuticals)	954	26,168
Franklin Resources, Inc. (Diversified Financial Services)	318	27,408
Freeport-McMoRan Copper & Gold, Inc.—Class B (Mining)	2,226	131,623
GameStop Corp.—Class A* (Retail)	318	5,975
Gannett Co., Inc. (Media)	318	4,280
General Dynamics Corp. (Aerospace/Defense)	954	55,866
General Mills, Inc. (Food)	1,590	56,477
Genzyme Corp.* (Biotechnology)	636	32,290
Gilead Sciences, Inc.* (Pharmaceuticals)	4,293	147,164
Goodrich Corp. (Aerospace/Defense)	477	31,601
Google, Inc.—Class A* (Internet)	1,113	495,229
H & R Block, Inc. (Commercial Services)	477	7,484
Halliburton Co. (Oil & Gas Services)	2,067	50,745
Harley-Davidson, Inc. (Leisure Time)	636	14,138
Harman International Industries, Inc.* (Home Furnishings)	318	9,505
Harris Corp. (Telecommunications)	318	13,245
Hasbro, Inc. (Toys/Games/Hobbies)	636	26,140
HCP, Inc. (REIT)	1,431	46,150
Health Care REIT, Inc. (REIT)	159	6,697
Heinz (H.J.) Co. (Food)	636	27,488
Helmerich & Payne, Inc. (Oil & Gas)	477	17,420
Hewlett-Packard Co. (Computers)	7,791	337,194
Honeywell International, Inc. (Miscellaneous Manufacturing)	3,657	142,733
Hospira, Inc.* (Pharmaceuticals)	795	45,673
Hudson City Bancorp, Inc. (Savings & Loans)	2,226	27,246
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,113	45,945
Intel Corp. (Semiconductors)	11,925	231,941
IntercontinentalExchange, Inc.* (Diversified Financial Services)	318	35,944
International Business Machines Corp. (Computers)	6,201	765,699
International Flavors & Fragrances, Inc. (Chemicals)	318	13,490
International Game Technology (Entertainment)	795	12,481
International Paper Co. (Forest Products & Paper)	954	21,589
Intuit, Inc.* (Software)	1,431	49,756
Intuitive Surgical, Inc.* (Healthcare-Products)	159	50,184
Invesco, Ltd. (Diversified Financial Services)	2,226	37,464
Iron Mountain, Inc. (Commercial Services)	477	10,713
ITT Industries, Inc. (Miscellaneous Manufacturing)	795	35,711
Janus Capital Group, Inc. (Diversified Financial Services)	795	7,060
JDS Uniphase Corp.* (Telecommunications)	636	6,258
Johnson & Johnson (Healthcare-Products)	6,996	413,184
Juniper Networks, Inc.* (Telecommunications)	2,544	58,054
Kellogg Co. (Food)	636	31,991
Kimberly-Clark Corp. (Household Products/Wares)	1,113	67,481
KLA-Tencor Corp. (Semiconductors)	318	8,866
Kohls Corp.* (Retail)	1,431	67,972
Laboratory Corp. of America Holdings* (Healthcare-Services)	477	35,942
Legg Mason, Inc. (Diversified Financial Services)	159	4,457
Leucadia National Corp.* (Holding Companies-Diversified)	318	6,204
Life Technologies Corp.* (Biotechnology)	795	37,564
Limited, Inc. (Retail)	477	10,527
Linear Technology Corp. (Semiconductors)	954	26,531
Lorillard, Inc. (Agriculture)	159	11,445
LSI Logic Corp.* (Semiconductors)	1,431	6,583
Marriott International, Inc.—Class A (Lodging)	795	23,802
Massey Energy Co. (Coal)	477	13,046
MasterCard, Inc.—Class A (Software)	318	63,451
Mattel, Inc. (Toys/Games/Hobbies)	954	20,187
McAfee, Inc.* (Internet)	636	19,538
McCormick & Co., Inc. (Food)	159	6,036
McDonald’s Corp. (Retail)	2,703	178,047
McGraw-Hill Cos., Inc. (Media)	636	17,897
Mead Johnson Nutrition Co.—Class A (Pharmaceuticals)	318	15,938
MeadWestvaco Corp. (Forest Products & Paper)	795	17,649
Medco Health Solutions, Inc.* (Pharmaceuticals)	2,226	122,608
Medtronic, Inc. (Healthcare-Products)	5,247	190,309
Merck & Co., Inc. (Pharmaceuticals)	7,791	272,451
Microchip Technology, Inc. (Semiconductors)	477	13,232
Micron Technology, Inc.* (Semiconductors)	1,908	16,199
Microsoft Corp. (Software)	37,206	856,110
Millipore Corp.* (Biotechnology)	159	16,957
Monsanto Co. (Agriculture)	2,544	117,584
Monster Worldwide, Inc.* (Internet)	159	1,852
Moody’s Corp. (Commercial Services)	318	6,335
Murphy Oil Corp. (Oil & Gas)	477	23,635
Mylan Laboratories, Inc.* (Pharmaceuticals)	1,431	24,384
Nabors Industries, Ltd.* (Oil & Gas)	795	14,008
National Semiconductor Corp. (Semiconductors)	477	6,420
National-Oilwell Varco, Inc. (Oil & Gas Services)	1,908	63,098
NetApp, Inc.* (Computers)	1,590	59,323
Newmont Mining Corp. (Mining)	2,385	147,250

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Large-Cap Growth :: 47

Common Stocks, continued
	Shares	Value

News Corp.—Class A (Media)	4,929	$58,951
NIKE, Inc.—Class B (Apparel)	954	64,443
Noble Energy, Inc. (Oil & Gas)	795	47,962
Nordstrom, Inc. (Retail)	795	25,591
Norfolk Southern Corp. (Transportation)	636	33,740
Northern Trust Corp. (Banks)	636	29,701
Novellus Systems, Inc.* (Semiconductors)	159	4,032
NRG Energy, Inc.* (Electric)	636	13,490
Nucor Corp. (Iron/Steel)	795	30,433
NVIDIA Corp.* (Semiconductors)	2,703	27,598
NYSE Euronext (Diversified Financial Services)	795	21,966
O’Reilly Automotive, Inc.* (Retail)	636	30,248
Occidental Petroleum Corp. (Oil & Gas)	3,975	306,671
Omnicom Group, Inc. (Advertising)	795	27,268
Oracle Corp. (Software)	19,080	409,457
Owens-Illinois, Inc.* (Packaging & Containers)	318	8,411
Pactiv Corp.* (Packaging & Containers)	318	8,856
Pall Corp. (Miscellaneous Manufacturing)	159	5,465
Patterson Cos., Inc. (Healthcare-Products)	159	4,536
Paychex, Inc. (Commercial Services)	795	20,646
Peabody Energy Corp. (Coal)	1,272	49,773
PepsiCo, Inc. (Beverages)	7,791	474,861
Philip Morris International, Inc. (Commercial Services)	3,975	182,214
Pioneer Natural Resources Co. (Oil & Gas)	477	28,358
Plum Creek Timber Co., Inc. (Forest Products & Paper)	318	10,981
Polo Ralph Lauren Corp. (Apparel)	159	11,601
PPG Industries, Inc. (Chemicals)	477	28,816
Praxair, Inc. (Chemicals)	1,431	108,742
Precision Castparts Corp. (Metal Fabricate/Hardware)	636	65,457
Priceline.com, Inc.* (Internet)	159	28,070
Principal Financial Group, Inc. (Insurance)	795	18,635
Procter & Gamble Co. (Cosmetics/Personal Care)	5,565	333,789
ProLogis (REIT)	2,226	22,549
Prudential Financial, Inc. (Insurance)	1,272	68,255
Public Storage, Inc. (REIT)	318	27,955
QLogic Corp.* (Semiconductors)	477	7,928
Qualcomm, Inc. (Telecommunications)	7,950	261,078
Quest Diagnostics, Inc. (Healthcare-Services)	318	15,827
Questar Corp. (Pipelines)	352	16,012
Range Resources Corp. (Oil & Gas)	636	25,535
Red Hat, Inc.* (Software)	795	23,007
Republic Services, Inc. (Environmental Control)	636	18,908
Robert Half International, Inc. (Commercial Services)	318	7,489
Rockwell Automation, Inc. (Machinery-Diversified)	159	7,805
Rockwell Collins, Inc. (Aerospace/Defense)	636	33,791
Roper Industries, Inc. (Miscellaneous Manufacturing)	159	8,898
Ross Stores, Inc. (Retail)	477	25,419
Rowan Cos., Inc.* (Oil & Gas)	477	10,465
Salesforce.com, Inc.* (Software)	477	40,936
SanDisk Corp.* (Computers)	477	20,067
Schlumberger, Ltd. (Oil & Gas Services)	5,724	316,766
Scripps Networks Interactive—Class A (Entertainment)	159	6,414
Sherwin-Williams Co. (Chemicals)	159	11,001
Sigma-Aldrich Corp. (Chemicals)	477	23,769
Simon Property Group, Inc. (REIT)	1,431	115,553
Southwestern Energy Co.* (Oil & Gas)	1,590	61,438
St. Jude Medical, Inc.* (Healthcare-Products)	1,590	57,383
Stanley Black & Decker, Inc. (Hand/Machine Tools)	477	24,098
Staples, Inc. (Retail)	2,226	42,405
Starbucks Corp. (Retail)	3,498	85,001
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	795	32,937
Stericycle, Inc.* (Environmental Control)	318	20,854
Stryker Corp. (Healthcare-Products)	1,272	63,676
Symantec Corp.* (Internet)	2,544	35,311
T. Rowe Price Group, Inc. (Diversified Financial Services)	1,113	49,406
Tellabs, Inc. (Telecommunications)	636	4,064
Teradata Corp.* (Computers)	795	24,232
Teradyne, Inc.* (Semiconductors)	795	7,751
Texas Instruments, Inc. (Semiconductors)	3,816	88,836
The AES Corp.* (Electric)	1,908	17,630
The Charles Schwab Corp. (Diversified Financial Services)	2,226	31,565
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	477	26,583
The Gap, Inc. (Retail)	1,113	21,659
The Goldman Sachs Group, Inc. (Diversified Financial Services)	954	125,232
The Hershey Co. (Food)	318	15,242
Thermo Fisher Scientific, Inc.* (Electronics)	1,272	62,392
Tiffany & Co. (Retail)	477	18,083
TJX Cos., Inc. (Retail)	1,908	80,041
Total System Services, Inc. (Software)	318	4,325
Union Pacific Corp. (Transportation)	1,431	99,469
United Parcel Service, Inc.—Class B (Transportation)	2,226	126,637
United Technologies Corp. (Aerospace/Defense)	4,452	288,979
UnitedHealth Group, Inc. (Healthcare-Services)	3,021	85,796
Urban Outfitters, Inc.* (Retail)	636	21,872
V.F. Corp. (Apparel)	159	11,318
Varian Medical Systems, Inc.* (Healthcare-Products)	477	24,938
Ventas, Inc. (REIT)	636	29,860
VeriSign, Inc.* (Internet)	318	8,443
Viacom, Inc.—Class B (Media)	2,862	89,781
Visa, Inc.—Class A (Commercial Services)	2,067	146,240
Vornado Realty Trust (REIT)	159	11,599
W.W. Grainger, Inc. (Distribution/Wholesale)	159	15,813
Walgreen Co. (Retail)	2,862	76,415
Waters Corp.* (Electronics)	318	20,575
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	477	19,352
Western Digital Corp.* (Computers)	1,113	33,568
Western Union Co. (Commercial Services)	3,180	47,414
Weyerhaeuser Co. (Forest Products & Paper)	159	5,597
Whole Foods Market, Inc.* (Food)	795	28,636
Windstream Corp. (Telecommunications)	954	10,074
Wyndham Worldwide Corp. (Lodging)	795	16,011
Wynn Resorts, Ltd. (Lodging)	318	24,254
Xilinx, Inc. (Semiconductors)	1,272	32,131
XL Capital, Ltd.—Class A (Insurance)	1,590	25,456
Yahoo!, Inc.* (Internet)	3,021	41,780
YUM! Brands, Inc. (Retail)	2,226	86,903
Zimmer Holdings, Inc.* (Healthcare-Products)	954	51,564

TOTAL COMMON STOCKS
(Cost $15,396,708)		21,562,895

TOTAL Investment SECURITIES
(Cost $15,396,708)—100.9%		21,562,895
Net other assets (liabilities)—(0.9)%		(196,382)

NET ASSETS—100.0%		$21,366,513

*	Non-income producing security

See accompanying notes to the financial statements.

48 :: ProFund VP Large-Cap Growth :: Financial Statements

ProFund VP Large-Cap Growth invested in the following industries as of June 30, 2010:

		% of
	Value	Net Assets

Advertising	$27,268	0.1%
Aerospace/Defense	500,032	2.3%
Agriculture	189,570	0.9%
Apparel	139,665	0.7%
Auto Manufacturers	51,287	0.2%
Banks	29,701	0.1%
Beverages	1,088,160	5.1%
Biotechnology	385,743	1.8%
Chemicals	397,544	1.9%
Coal	95,026	0.5%
Commercial Services	461,601	2.2%
Computers	2,629,231	12.3%
Cosmetics/Personal Care	602,990	2.8%
Distribution/Wholesale	47,734	0.2%
Diversified Financial Services	686,843	3.2%
Electric	73,381	0.3%
Electrical Components & Equipment	62,520	0.3%
Electronics	155,298	0.7%
Energy-Alternate Sources	18,099	0.1%
Entertainment	18,895	0.1%
Environmental Control	39,762	0.2%
Food	199,511	0.9%
Forest Products & Paper	55,816	0.3%
Hand/Machine Tools	24,098	0.1%
Healthcare-Products	968,023	4.5%
Healthcare-Services	167,349	0.8%
Holding Companies-Diversified	6,204	NM
Home Furnishings	9,505	0.1%
Household Products/Wares	87,248	0.4%
Insurance	540,557	2.5%
Internet	963,245	4.5%
Iron/Steel	71,244	0.3%
Leisure Time	14,138	0.1%
Lodging	97,004	0.5%
Machinery-Construction & Mining	181,471	0.9%
Machinery-Diversified	114,327	0.5%
Media	369,098	1.7%
Metal Fabricate/Hardware	65,457	0.3%
Mining	278,873	1.3%
Miscellaneous Manufacturing	491,272	2.3%
Oil & Gas	1,704,127	8.0%
Oil & Gas Services	577,848	2.7%
Packaging & Containers	25,667	0.1%
Pharmaceuticals	1,248,130	5.8%
Pipelines	35,443	0.2%
REIT	309,494	1.5%
Real Estate	17,312	0.1%
Retail	948,981	4.4%
Savings & Loans	27,246	0.1%
Semiconductors	638,005	3.0%
Software	1,721,384	8.1%
Telecommunications	1,500,046	7.0%
Toys/Games/Hobbies	46,327	0.2%
Transportation	358,095	1.7%
Other**	(196,382)	(0.9)%

Total	$21,366,513	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Large-Cap Growth :: 49

Statement of Assets and Liabilities (unaudited) :: June 30, 2010

Assets:
Total Investment Securities, at cost	$15,396,708

Securities, at value	21,562,895

Total Investment Securities, at value	21,562,895
Dividends receivable	25,805
Receivable for investments sold	2,304,319
Prepaid expenses	461

Total Assets	23,893,480

Liabilities:
Cash overdraft	529,531
Payable for investments purchased	1,049
Payable for capital shares redeemed	1,943,594
Advisory fees payable	9,779
Management services fees payable	1,304
Administration fees payable	807
Administrative services fees payable	7,231
Distribution fees payable	6,147
Trustee fees payable	1
Transfer agency fees payable	2,950
Fund accounting fees payable	1,752
Compliance services fees payable	167
Other accrued expenses	22,655

Total Liabilities	2,526,967

Net Assets	$21,366,513

Net Assets consist of:
Capital	$28,489,189
Accumulated net investment income (loss)	(20,617)
Accumulated net realized gains (losses) on investments	(13,268,246)
Net unrealized appreciation (depreciation) on investments	6,166,187

Net Assets	$21,366,513

Shares of Beneficial Interest Outstanding
(unlimited number of shares authorized, no par value)	788,611

Net Asset Value (offering and redemption price per share)	$27.09

Statement of Operations (unaudited) :: For the six months ended June 30, 2010

Investment Income:
Dividends	$275,738
Interest	24

Total Investment Income	275,762

Expenses:
Advisory fees	132,312
Management services fees	17,642
Administration fees	6,675
Transfer agency fees	9,557
Administrative services fees	59,104
Distribution fees	44,104
Custody fees	20,945
Fund accounting fees	13,859
Trustee fees	228
Compliance services fees	142
Other fees	19,284

Total Gross Expenses before reductions	323,852
Less Expenses reduced by the Advisor	(27,473)

Total Net Expenses	296,379

Net Investment Income (Loss)	(20,617)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	2,720,767
Change in net unrealized appreciation/depreciation on investments	(5,376,553)

Net Realized and Unrealized Gains (Losses) on Investments	(2,655,786)

Change in Net Assets Resulting from Operations	$(2,676,403)

See accompanying notes to the financial statements.

50 :: ProFund VP Large-Cap Growth :: Financial Statements

Statements of Changes in Net Assets

	For the
	six months ended	For the
	June 30, 2010	year ended
	(unaudited)	December 31, 2009

From Investment Activities:
Operations:
Net investment income (loss)	$(20,617)	$25,501
Net realized gains (losses) on investments	2,720,767	902,213
Change in net unrealized appreciation/depreciation on investments	(5,376,553)	8,494,755

Change in net assets resulting from operations	(2,676,403)	9,422,469

Distributions to Shareholders From:
Net investment income	(25,501)	—

Change in net assets resulting from distributions	(25,501)	—

Capital Transactions:
Proceeds from shares issued	27,310,098	82,340,131
Dividends reinvested	25,501	—
Value of shares redeemed	(47,525,376)	(71,246,826)

Change in net assets resulting from capital transactions	(20,189,777)	11,093,305

Change in net assets	(22,891,681)	20,515,774
Net Assets:
Beginning of period	44,258,194	23,742,420

End of period	$21,366,513	$44,258,194

Accumulated net investment income (loss)	$(20,617)	$25,501

Share Transactions:
Issued	918,321	3,442,460
Reinvested	843	—
Redeemed	(1,622,162)	(2,988,795)

Change in shares	(702,998)	453,665

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Large-Cap Growth :: 51

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the
	six months ended	For the	For the	For the	For the	For the
	June 30, 2010	year ended	year ended	year ended	year ended	year ended
	(unaudited)	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$29.67	$22.87	$36.02	$34.28	$31.83	$31.61

Investment Activities:
Net investment income (loss)(a)	(0.02)	0.02	(0.05)	(0.09)	(0.09)	(0.14)
Net realized and unrealized gains (losses) on investments	(2.54)	6.78	(12.62)	2.47	2.95	0.42

Total income (loss) from investment activities	(2.56)	6.80	(12.67)	2.38	2.86	0.28

Distributions to Shareholders From:
Net investment income	(0.02)	—	—	—	—	— (b)
Net realized gains on investments	—	—	(0.48)	(0.64)	(0.41)	(0.06)

Total distributions	(0.02)	—	(0.48)	(0.64)	(0.41)	(0.06)

Net Asset Value, End of Period	$27.09	$29.67	$22.87	$36.02	$34.28	$31.83

Total Return	(8.64)% (c)	29.73%	(35.52)%	6.96%	9.06%	0.90%

Ratios to Average Net Assets:
Gross expenses(d)	1.84%	1.84%	1.77%	1.72%	1.76%	1.94%
Net expenses(d)	1.68%	1.67%	1.63%	1.65%	1.73%	1.94%
Net Investment income (loss)(d)	(0.12)%	0.08%	(0.17)%	(0.24)%	(0.27)%	(0.43)%

Supplemental Data:
Net assets, end of period (000’s)	$21,367	$44,258	$23,742	$75,835	$76,688	$83,512
Portfolio turnover rate(e)	78% (c)	224%	239%	298%	230%	635%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Amount is less than $0.005.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

52 :: ProFund VP Mid-Cap Value :: Financial Statements

Investment Objective:   The ProFund VP Mid-Cap Value seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400/Citigroup Value Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2010

Market Exposure
Investment Type	% of Net Assets

Equity Securities	101%

Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

New York Community Bancorp	1.6%
BorgWarner, Inc.	1.0%
Everest Re Group, Ltd.	1.0%
AMB Property Corp.	0.9%
Kansas City Southern Industries	0.9%

S&P MidCap 400/Citigroup Value Index - Composition
% of Index

Financial	28%
Industrial	19%
Consumer Non-Cyclical	15%
Consumer Cyclical	11%
Utilities	11%
Basic Materials	5%
Technology	5%
Energy	4%
Communications	2%

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.8%)
	Shares	Value

99 Cents Only Stores* (Retail)	3,068	$45,406
Aaron’s, Inc. (Commercial Services)	5,428	92,656
ACI Worldwide, Inc.* (Software)	1,180	22,975
Acuity Brands, Inc. (Miscellaneous Manufacturing)	2,832	103,028
Acxiom Corp.* (Software)	5,428	79,737
ADC Telecommunications, Inc.* (Telecommunications)	4,248	31,478
ADTRAN, Inc. (Telecommunications)	1,652	45,050
Advance Auto Parts, Inc. (Retail)	2,596	130,267
Aecom Technology Corp.* (Engineering & Construction)	7,788	179,591
Affymetrix, Inc.* (Biotechnology)	2,832	16,709
AGCO Corp.* (Machinery-Diversified)	6,136	165,488
AGL Resources, Inc. (Gas)	5,192	185,977
AirTran Holdings, Inc.* (Airlines)	9,204	44,639
Alaska Air Group, Inc.* (Airlines)	2,360	106,082
Albemarle Corp. (Chemicals)	2,124	84,344
Alberto-Culver Co. (Cosmetics/Personal Care)	4,012	108,685
Alexander & Baldwin, Inc. (Transportation)	2,596	77,309
Alexandria Real Estate Equities, Inc. (REIT)	1,652	104,687
Alliant Energy Corp. (Electric)	7,552	239,701
Alliant Techsystems, Inc.* (Aerospace/Defense)	944	58,585
AMB Property Corp. (REIT)	11,328	268,587
American Eagle Outfitters, Inc. (Retail)	4,248	49,914
American Financial Group, Inc. (Insurance)	4,956	135,398
American Greetings Corp.—Class A (Household Products/Wares)	1,416	26,564
AnnTaylor Stores Corp.* (Retail)	1,652	26,878
AOL, Inc.* (Internet)	3,304	68,690
Apollo Investment Corp. (Investment Companies)	8,732	81,470
AptarGroup, Inc. (Miscellaneous Manufacturing)	1,888	71,404
Aqua America, Inc. (Water)	5,900	104,312
Arch Coal, Inc. (Coal)	11,092	219,733
Arrow Electronics, Inc.* (Electronics)	8,024	179,336
Arthur J. Gallagher & Co. (Insurance)	4,484	109,320
Ashland, Inc. (Chemicals)	5,192	241,013
Associated Banc-Corp (Banks)	11,800	144,668
Astoria Financial Corp. (Savings & Loans)	5,428	74,689
Atmel Corp.* (Semiconductors)	18,880	90,624
Atmos Energy Corp. (Gas)	6,136	165,917
Avnet, Inc.* (Electronics)	10,148	244,668
BancorpSouth, Inc. (Banks)	4,956	88,613
Bank of Hawaii Corp. (Banks)	1,888	91,285
Barnes & Noble, Inc. (Retail)	2,596	33,488
Beckman Coulter, Inc. (Healthcare-Products)	1,888	113,828
Bio-Rad Laboratories, Inc.—Class A* (Biotechnology)	472	40,823
BJ’s Wholesale Club, Inc.* (Retail)	3,540	131,015
Black Hills Corp. (Electric)	2,596	73,908
Bob Evans Farms, Inc. (Retail)	1,888	46,483
BorgWarner, Inc.* (Auto Parts & Equipment)	8,024	299,616
Boyd Gaming Corp.* (Lodging)	3,540	30,055
BRE Properties, Inc.—Class A (REIT)	2,360	87,155
Brinker International, Inc. (Retail)	6,844	98,964
Brown & Brown, Inc. (Insurance)	4,956	94,858
Burger King Holdings, Inc. (Retail)	3,776	63,588
Cabot Corp. (Chemicals)	4,248	102,419
Cadence Design Systems, Inc.* (Computers)	9,440	54,658
Camden Property Trust (REIT)	2,596	106,047
Career Education Corp.* (Commercial Services)	2,832	65,193
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	1,888	68,213
Carpenter Technology Corp. (Iron/Steel)	2,832	92,975
Cathay Bancorp, Inc. (Banks)	5,192	53,633
Charles River Laboratories International, Inc.* (Biotechnology)	2,360	80,736
Church & Dwight, Inc. (Household Products/Wares)	2,596	162,795
Ciena Corp.* (Telecommunications)	1,888	23,940
Cimarex Energy Co. (Oil & Gas)	3,068	219,608
Cincinnati Bell, Inc.* (Telecommunications)	4,484	13,497
City National Corp. (Banks)	2,832	145,083
Clean Harbors, Inc.* (Environmental Control)	1,416	94,037
Cleco Corp. (Electric)	4,012	105,957
Coldwater Creek, Inc.* (Retail)	3,776	12,687
Commerce Bancshares, Inc. (Banks)	3,068	110,417
Commercial Metals Co. (Metal Fabricate/Hardware)	7,788	102,957
Comstock Resources, Inc.* (Oil & Gas)	1,416	39,252
Con-way, Inc. (Transportation)	3,540	106,271
Convergys Corp.* (Commercial Services)	8,260	81,031
CoreLogic, Inc. (Commercial Services)	7,080	125,033
Corinthian Colleges, Inc.* (Commercial Services)	3,540	34,869

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Mid-Cap Value :: 53

Common Stocks, continued
	Shares	Value

Corn Products International, Inc. (Food)	4,956	$150,167
Corporate Office Properties Trust (REIT)	1,888	71,291
Corrections Corp. of America* (Commercial Services)	3,304	63,040
Cousins Properties, Inc. (REIT)	6,924	46,665
Crane Co. (Miscellaneous Manufacturing)	944	28,518
Cullen/Frost Bankers, Inc. (Banks)	4,012	206,217
Cytec Industries, Inc. (Chemicals)	3,304	132,127
Deluxe Corp. (Commercial Services)	3,304	61,950
Dick’s Sporting Goods, Inc.* (Retail)	2,124	52,866
Diebold, Inc. (Computers)	4,484	122,189
Digital River, Inc.* (Internet)	708	16,928
Donaldson Co., Inc. (Miscellaneous Manufacturing)	2,596	110,719
DPL, Inc. (Electric)	3,068	73,325
DST Systems, Inc. (Computers)	1,180	42,645
Duke-Weeks Realty Corp. (REIT)	16,284	184,823
Dynegy, Inc.* (Electric)	6,844	26,349
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	2,832	61,794
Energen Corp. (Gas)	1,652	73,233
Energizer Holdings, Inc.* (Electrical Components & Equipment)	2,596	130,527
Equity One, Inc. (REIT)	2,360	36,816
Essex Property Trust, Inc. (REIT)	1,180	115,097
Everest Re Group, Ltd. (Insurance)	4,012	283,729
Exterran Holdings, Inc.* (Oil & Gas Services)	4,248	109,641
Fair Isaac Corp. (Software)	3,068	66,852
Fairchild Semiconductor International, Inc.* (Semiconductors)	3,068	25,802
Federal Realty Investment Trust (REIT)	2,124	149,254
Fidelity National Title Group, Inc.—Class A (Insurance)	15,576	202,332
First American Financial Corp. (Insurance)	3,068	38,902
First Niagara Financial Group, Inc. (Savings & Loans)	14,160	177,425
FirstMerit Corp. (Banks)	7,316	125,323
Flowers Foods, Inc. (Food)	3,068	74,951
Foot Locker, Inc. (Retail)	10,620	134,024
Forest Oil Corp.* (Oil & Gas)	4,012	109,768
Frontier Oil Corp. (Oil & Gas)	7,080	95,226
Fulton Financial Corp. (Banks)	13,452	129,812
GATX Corp. (Trucking & Leasing)	3,068	81,854
Gen-Probe, Inc.* (Healthcare-Products)	1,416	64,315
Graco, Inc. (Machinery-Diversified)	1,652	46,570
Granite Construction, Inc. (Engineering & Construction)	2,124	50,084
Great Plains Energy, Inc. (Electric)	9,204	156,652
Greenhill & Co., Inc. (Diversified Financial Services)	472	28,853
Hanesbrands, Inc.* (Apparel)	3,776	90,851
Hanover Insurance Group, Inc. (Insurance)	2,832	123,192
Harsco Corp. (Miscellaneous Manufacturing)	5,428	127,558
Harte-Hanks, Inc. (Advertising)	2,596	27,128
Hawaiian Electric Industries, Inc. (Electric)	6,136	139,778
HCC Insurance Holdings, Inc. (Insurance)	7,788	192,831
Health Management Associates, Inc.—Class A* (Healthcare-Services)	5,664	44,009
Health Net, Inc.* (Healthcare-Services)	6,608	161,037
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	2,832	30,501
Henry Schein, Inc.* (Healthcare-Products)	2,832	155,477
Herman Miller, Inc. (Office Furnishings)	3,776	71,253
Highwoods Properties, Inc. (REIT)	2,832	78,616
Hill-Rom Holdings, Inc. (Healthcare-Products)	2,832	86,178
HNI Corp. (Office Furnishings)	1,416	39,067
Hologic, Inc.* (Healthcare-Products)	10,148	141,362
Hospitality Properties Trust (REIT)	8,260	174,286
Hubbell, Inc.—Class B (Electrical Components & Equipment)	1,180	46,834
IDACORP, Inc. (Electric)	3,068	102,072
IDEX Corp. (Machinery-Diversified)	2,360	67,425
Immucor, Inc.* (Healthcare-Products)	2,124	40,462
Ingram Micro, Inc.—Class A* (Distribution/Wholesale)	11,092	168,488
Integrated Device Technology, Inc.* (Semiconductors)	6,136	30,373
International Bancshares Corp. (Banks)	3,304	55,144
International Rectifier Corp.* (Semiconductors)	3,304	61,487
International Speedway Corp. (Entertainment)	1,888	48,635
Intersil Corp.—Class A (Semiconductors)	4,248	51,443
Intrepid Potash, Inc.* (Chemicals)	944	18,474
Jack Henry & Associates, Inc. (Computers)	2,360	56,357
Jefferies Group, Inc. (Diversified Financial Services)	4,720	99,498
JetBlue Airways Corp.* (Airlines)	14,160	77,738
John Wiley & Sons, Inc. (Media)	1,180	45,631
Kansas City Southern Industries, Inc.* (Transportation)	6,844	248,779
KB Home (Home Builders)	3,540	38,940
KBR, Inc. (Engineering & Construction)	10,856	220,811
Kennametal, Inc. (Hand/Machine Tools)	5,428	138,034
Kindred Healthcare, Inc.* (Healthcare-Services)	2,596	33,333
Korn/Ferry International* (Commercial Services)	3,068	42,645
Lam Research Corp.* (Semiconductors)	4,720	179,643
Lancaster Colony Corp. (Miscellaneous Manufacturing)	472	25,186
Landstar System, Inc. (Transportation)	1,888	73,613
Lennox International, Inc. (Building Materials)	1,888	78,484
Liberty Property Trust (REIT)	4,484	129,363
LifePoint Hospitals, Inc.* (Healthcare-Services)	3,776	118,566
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	1,180	60,168
Louisiana-Pacific Corp.* (Forest Products & Paper)	8,496	56,838
M.D.C. Holdings, Inc. (Home Builders)	2,360	63,602
Mack-Cali Realty Corp. (REIT)	2,832	84,195
Manpower, Inc. (Commercial Services)	5,428	234,381
ManTech International Corp.—Class A* (Software)	472	20,093
Mariner Energy, Inc.* (Oil & Gas)	3,776	81,109
Martin Marietta Materials (Building Materials)	1,652	140,106
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	1,888	55,281
MDU Resources Group, Inc. (Electric)	12,744	229,774
Mentor Graphics Corp.* (Computers)	7,080	62,658
Mercury General Corp. (Insurance)	2,360	97,798
Mine Safety Appliances Co. (Environmental Control)	1,888	46,785
Minerals Technologies, Inc. (Chemicals)	1,180	56,097
Mohawk Industries, Inc.* (Textiles)	3,776	172,790
MSC Industrial Direct Co.—Class A (Retail)	1,416	71,735
National Fuel Gas Co. (Pipelines)	3,304	151,588
Nationwide Health Properties, Inc. (REIT)	3,304	118,184
Navigant Consulting Co.* (Commercial Services)	3,304	34,296
NCR Corp.* (Computers)	10,856	131,575
New York Community Bancorp (Savings & Loans)	29,736	454,069
NewAlliance Bancshares, Inc. (Savings & Loans)	7,080	79,367
NSTAR (Electric)	7,080	247,800
NV Energy, Inc. (Electric)	16,048	189,527
NVR, Inc.* (Home Builders)	236	154,587
OGE Energy Corp. (Electric)	6,608	241,589
Old Republic International Corp. (Insurance)	16,284	197,525
Olin Corp. (Chemicals)	5,192	93,923
OMEGA Healthcare Investors, Inc. (REIT)	2,596	51,738
Omnicare, Inc. (Pharmaceuticals)	8,024	190,169
Overseas Shipholding Group, Inc. (Transportation)	1,652	61,190
Owens & Minor, Inc. (Distribution/Wholesale)	4,248	120,558
Packaging Corp. of America (Packaging & Containers)	3,304	72,754
PacWest Bancorp (Banks)	1,180	21,606
Palm, Inc.* (Computers)	4,577	26,043
Parametric Technology Corp.* (Software)	4,720	73,962
Patriot Coal Corp.* (Coal)	4,956	58,233
Patterson-UTI Energy, Inc. (Oil & Gas)	10,384	133,642
Pentair, Inc. (Miscellaneous Manufacturing)	6,608	212,778

See accompanying notes to the financial statements.

54 :: ProFund VP Mid-Cap Value :: Financial Statements

Common Stocks, continued
	Shares	Value

PetSmart, Inc. (Retail)	2,360	$71,201
Pharmaceutical Product Development, Inc. (Commercial Services)	4,720	119,935
Phillips-Van Heusen Corp. (Apparel)	1,180	54,599
Plantronics, Inc. (Telecommunications)	1,652	47,247
PNM Resources, Inc. (Electric)	5,900	65,962
Potlatch Corp. (Forest Products & Paper)	1,652	59,026
Pride International, Inc.* (Oil & Gas)	4,484	100,173
Prosperity Bancshares, Inc. (Banks)	1,416	49,206
Protective Life Corp. (Insurance)	5,664	121,153
Psychiatric Solutions, Inc.* (Healthcare-Services)	1,416	46,332
Quest Software, Inc.* (Software)	1,652	29,802
Questar Corp.* (Gas)	6,136	99,096
Ralcorp Holdings, Inc.* (Food)	3,540	193,992
Raymond James Financial Corp. (Diversified Financial Services)	6,608	163,152
Rayonier, Inc. (Forest Products & Paper)	3,068	135,053
Realty Income Corp. (REIT)	3,304	100,210
Regal-Beloit Corp. (Hand/Machine Tools)	944	52,656
Regency Centers Corp. (REIT)	3,540	121,776
Regis Corp. (Retail)	3,776	58,792
Reinsurance Group of America, Inc. (Insurance)	4,956	226,539
Rent-A-Center, Inc.* (Commercial Services)	4,484	90,846
RF Micro Devices, Inc.* (Telecommunications)	8,260	32,297
Rock-Tenn Co.—Class A (Forest Products & Paper)	944	46,889
Rollins, Inc. (Commercial Services)	1,416	29,297
RPM, Inc. (Chemicals)	4,248	75,784
Ruddick Corp. (Food)	2,596	80,450
Saks, Inc.* (Retail)	10,856	82,397
Scholastic Corp. (Media)	1,652	39,846
Scientific Games Corp.—Class A* (Entertainment)	2,596	23,883
Senior Housing Properties Trust (REIT)	5,428	109,157
Sensient Technologies Corp. (Chemicals)	3,304	85,673
Service Corp. International (Commercial Services)	7,316	54,138
Shaw Group, Inc.* (Engineering & Construction)	5,664	193,822
Silgan Holdings, Inc. (Packaging & Containers)	1,652	46,884
Smithfield Foods, Inc.* (Food)	9,912	147,689
Sonoco Products Co. (Packaging & Containers)	6,844	208,605
Southern Union Co. (Gas)	3,776	82,543
SPX Corp. (Miscellaneous Manufacturing)	1,180	62,316
SRA International, Inc.—Class A* (Computers)	2,832	55,705
StanCorp Financial Group, Inc. (Insurance)	3,068	124,377
STERIS Corp. (Healthcare-Products)	1,888	58,679
SVB Financial Group* (Banks)	1,416	58,382
Synopsys, Inc.* (Computers)	4,484	93,581
Synovus Financial Corp. (Banks)	53,336	135,473
TCF Financial Corp. (Banks)	8,260	137,199
Tech Data Corp.* (Distribution/Wholesale)	3,304	117,689
Techne Corp. (Healthcare-Products)	944	54,233
Teleflex, Inc. (Miscellaneous Manufacturing)	2,596	140,911
Telephone & Data Systems, Inc. (Telecommunications)	6,136	186,473
Temple-Inland, Inc. (Forest Products & Paper)	3,068	63,416
Terex Corp.* (Machinery—Construction & Mining)	7,316	137,102
The Brink’s Co. (Miscellaneous Manufacturing)	3,068	58,384
The Macerich Co. (REIT)	2,596	96,883
The Ryland Group, Inc. (Home Builders)	2,832	44,802
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	1,652	73,365
The Timberland Co.—Class A* (Apparel)	2,832	45,737
Thor Industries, Inc. (Home Builders)	2,596	61,655
Tidewater, Inc. (Oil & Gas Services)	1,180	45,690
Timken Co. (Metal Fabricate/Hardware)	5,192	134,940
Toll Brothers, Inc.* (Home Builders)	9,440	154,438
Tootsie Roll Industries, Inc. (Food)	944	22,326
Towers Watson & Co.—Class A (Commercial Services)	2,832	110,023
Tractor Supply Co. (Retail)	708	43,167
Transatlantic Holdings, Inc. (Insurance)	2,596	124,504
Trimble Navigation, Ltd.* (Electronics)	3,304	92,512
Trinity Industries, Inc. (Miscellaneous Manufacturing)	5,192	92,002
Trustmark Corp. (Banks)	3,776	78,616
UDR, Inc. (REIT)	7,552	144,470
UGI Corp. (Gas)	7,316	186,119
Unit Corp.* (Oil & Gas)	2,596	105,372
United Rentals, Inc.* (Commercial Services)	2,832	26,394
Unitrin, Inc. (Insurance)	3,304	84,582
Universal Corp. (Agriculture)	1,652	65,551
Universal Health Services, Inc.—Class B (Healthcare-Services)	2,832	108,041
URS Corp.* (Engineering & Construction)	5,428	213,592
Valeant Pharmaceuticals International* (Pharmaceuticals)	1,888	98,724
Valley National Bancorp (Banks)	10,856	147,859
Valspar Corp. (Chemicals)	6,608	199,033
VCA Antech, Inc.* (Pharmaceuticals)	2,124	52,590
Vectren Corp. (Gas)	5,428	128,427
Vertex Pharmaceuticals, Inc.* (Biotechnology)	6,844	225,168
Vishay Intertechnology, Inc.* (Electronics)	8,260	63,932
W.R. Berkley Corp. (Insurance)	8,732	231,049
Wabtec Corp. (Machinery-Diversified)	1,416	56,484
Washington Federal, Inc. (Savings & Loans)	7,552	122,191
Waste Connections, Inc.* (Environmental Control)	2,124	74,106
Webster Financial Corp. (Banks)	4,484	80,443
Weingarten Realty Investors (REIT)	7,080	134,874
Wendy’s/Arby’s Group, Inc.—Class A (Retail-Restaurants)	22,892	91,568
Werner Enterprises, Inc. (Transportation)	2,832	61,993
Westamerica Bancorp (Banks)	1,180	61,974
Westar Energy, Inc. (Electric)	7,552	163,199
WGL Holdings, Inc. (Gas)	3,304	112,435
Wilmington Trust Corp. (Banks)	6,136	68,048
Woodward Governor Co. (Electronics)	1,180	30,125
Worthington Industries, Inc. (Metal Fabricate/Hardware)	4,012	51,594
Zebra Technologies Corp.—Class A* (Machinery-Diversified)	1,416	35,924

TOTAL COMMON STOCKS (Cost $24,244,144)		29,386,459

TOTAL INVESTMENT SECURITIES (Cost $24,244,144)—100.8%		29,386,459
Net other assets (liabilities)—(0.8)%		(236,552)

NET ASSETS—100.0%		$29,149,907

*	Non-income producing security

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Mid-Cap Value :: 55

ProFund VP Mid-Cap Value invested in the following industries as of June 30, 2010:

	Value	% of Net Assets

Advertising	$27,128	0.1%
Aerospace/Defense	58,585	0.2%
Agriculture	65,551	0.2%
Airlines	228,459	0.8%
Apparel	191,187	0.7%
Auto Parts & Equipment	299,616	1.0%
Banks	1,989,001	6.8%
Biotechnology	363,436	1.2%
Building Materials	218,590	0.7%
Chemicals	1,088,887	3.7%
Coal	277,966	1.0%
Commercial Services	1,265,727	4.3%
Computers	645,411	2.2%
Cosmetics/Personal Care	108,685	0.4%
Distribution/Wholesale	406,735	1.4%
Diversified Financial Services	291,503	1.0%
Electric	2,055,593	7.1%
Electrical Components & Equipment	177,361	0.6%
Electronics	610,573	2.1%
Engineering & Construction	857,900	2.9%
Entertainment	72,518	0.2%
Environmental Control	214,928	0.7%
Food	669,575	2.3%
Forest Products & Paper	361,222	1.2%
Gas	1,033,747	3.5%
Hand/Machine Tools	250,858	0.9%
Healthcare-Products	714,534	2.5%
Healthcare-Services	511,318	1.8%
Home Builders	518,024	1.8%
Household Products/Wares	262,724	0.9%
Insurance	2,388,089	8.2%
Internet	85,618	0.3%
Investment Companies	81,470	0.3%
Iron/Steel	92,975	0.3%
Lodging	30,055	0.1%
Machinery-Construction & Mining	137,102	0.5%
Machinery-Diversified	371,891	1.3%
Media	85,477	0.3%
Metal Fabricate/Hardware	289,491	1.0%
Miscellaneous Manufacturing	1,156,298	4.0%
Office Furnishings	110,320	0.4%
Oil & Gas	884,150	3.0%
Oil & Gas Services	185,832	0.6%
Packaging & Containers	328,243	1.1%
Pharmaceuticals	403,277	1.4%
Pipelines	151,588	0.5%
REIT	2,514,174	8.6%
Retail	1,152,872	4.0%
Retail-Restaurants	91,568	0.3%
Savings & Loans	907,741	3.1%
Semiconductors	439,372	1.5%
Software	293,421	1.0%
Telecommunications	379,982	1.3%
Textiles	172,790	0.6%
Transportation	629,155	2.2%
Trucking & Leasing	81,854	0.3%
Water	104,312	0.4%
Other**	(236,552)	(0.8)%

Total	$29,149,907	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

56 :: ProFund VP Mid-Cap Value :: Financial Statements

Statement of Assets and Liabilities (unaudited) :: June 30, 2010

Assets:
Total Investment Securities, at cost	$24,244,144

Securities, at value	29,386,459

Total Investment Securities, at value	29,386,459
Dividends receivable	29,287
Receivable for investments sold	3,260,173
Prepaid expenses	604

Total Assets	32,676,523

Liabilities:
Cash overdraft	314,513
Payable for investments purchased	110,082
Payable for capital shares redeemed	3,053,221
Advisory fees payable	10,699
Management services fees payable	1,427
Administration fees payable	853
Administrative services fees payable	8,029
Distribution fees payable	5,795
Trustee fees payable	1
Transfer agency fees payable	3,185
Fund accounting fees payable	1,850
Compliance services fees payable	211
Other accrued expenses	16,750

Total Liabilities	3,526,616

Net Assets	$29,149,907

Net Assets consist of:
Capital	$41,194,685
Accumulated net investment income (loss)	44,879
Accumulated net realized gains (losses) on investments	(17,231,972)
Net unrealized appreciation (depreciation) on investments	5,142,315

Net Assets	$29,149,907

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,392,829

Net Asset Value (offering and redemption price per share)	$20.93

Statement of Operations (unaudited) :: For the six months ended June 30, 2010

Investment Income:
Dividends	$366,207
Interest	20

Total Investment Income	366,227

Expenses:
Advisory fees	143,458
Management services fees	19,128
Administration fees	6,921
Transfer agency fees	9,748
Administrative services fees	66,539
Distribution fees	47,819
Custody fees	20,446
Fund accounting fees	14,036
Trustee fees	214
Compliance services fees	181
Other fees	17,896

Total Gross Expenses before reductions	346,386
Less Expenses reduced by the Advisor	(25,040)

Total Net Expenses	321,346

Net Investment Income (Loss)	44,881

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	1,331,105
Change in net unrealized appreciation/depreciation on investments	(1,158,267)

Net Realized and Unrealized Gains (Losses) on Investments	172,838

Change in Net Assets Resulting from Operations	$217,719

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Mid-Cap Value :: 57

Statements of Changes in Net Assets

	For the
	six months ended	For the
	June 30, 2010	year ended
	(unaudited)	December 31, 2009

From Investment Activities:
Operations:
Net investment income (loss)	$44,881	$182,331
Net realized gains (losses) on investments	1,331,105	(54,230)
Change in net unrealized appreciation/depreciation on investments	(1,158,267)	4,760,290

Change in net assets resulting from operations	217,719	4,888,391

Distributions to Shareholders From:
Net investment income	(182,333)	(285,580)

Change in net assets resulting from distributions	(182,333)	(285,580)

Capital Transactions:
Proceeds from shares issued	84,379,715	90,689,549
Dividends reinvested	182,333	285,580
Value of shares redeemed	(89,755,481)	(79,758,987)

Change in net assets resulting from capital transactions	(5,193,433)	11,216,142

Change in net assets	(5,158,047)	15,818,953
Net Assets:
Beginning of period	34,307,954	18,489,001

End of period	$29,149,907	$34,307,954

Accumulated net investment income (loss)	$44,879	$182,331

Share Transactions:
Issued	3,740,206	4,851,460
Reinvested	7,883	13,658
Redeemed	(3,939,264)	(4,387,136)

Change in shares	(191,175)	477,982

See accompanying notes to the financial statements.

58 :: ProFund VP Mid-Cap Value :: Financial Highlights

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the
	six months ended		For the	For the	For the	For the	For the
	June 30, 2010		year ended	year ended	year ended	year ended	year ended
	(unaudited)		Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$21.66		$16.72	$31.51	$32.46	$34.73	$34.87

Investment Activities:
Net investment income (loss)(a)	0.03		0.15	0.18	(0.02)	0.13	0.01
Net realized and unrealized gains (losses) on investments	(0.69	)(b)	5.00	(10.18)	0.36	3.69	3.05

Total income (loss) from investment activities	(0.66)		5.15	(10.00)	0.34	3.82	3.06

Distributions to Shareholders From:
Net investment income	(0.07)		(0.21)	—	(0.20)	(0.01)	—
Net realized gains on investments	—		—	(4.79)	(1.09)	(6.08)	(3.20)

Total distributions	(0.07)		(0.21)	(4.79)	(1.29)	(6.09)	(3.20)

Net Asset Value, End of Period	$20.93		$21.66	$16.72	$31.51	$32.46	$34.73

Total Return	(3.08)%	(c)	30.87%	(36.29)%	0.97%	12.30%	8.84%

Ratios to Average Net Assets:
Gross expenses(d)	1.81%		1.90%	1.79%	1.72%	1.76%	1.87%
Net expenses(d)	1.68%		1.67%	1.63%	1.63%	1.70%	1.87%
Net Investment income (loss)(d)	0.23%		0.82%	0.68%	(0.07)%	0.37%	0.02%

Supplemental Data:
Net assets, end of period (000’s)	$29,150		$34,308	$18,489	$65,419	$104,736	$99,606
Portfolio turnover rate(e)	203%	(c)	362%	288%	323%	560%	964%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

Financial Statements :: ProFund VP Mid-Cap Growth :: 59

Investment Objective:   The ProFund VP Mid-Cap Growth seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400/Citigroup Growth Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2010

Market Exposure
Investment Type	% of Net Assets

Equity Securities	101%

Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Newfield Exploration Co.	1.6%
Cree Research, Inc.	1.5%
Edwards Lifesciences Corp.	1.5%
Sybase, Inc.	1.3%
Lubrizol Corp.	1.3%

S&P MidCap 400/Citigroup Growth Index - Composition
% of Index

Consumer Non-Cyclical	26%
Industrial	17%
Consumer Cyclical	14%
Financial	11%
Technology	11%
Communications	9%
Energy	6%
Basic Materials	4%
Utilities	2%

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.8%)
	Shares	Value

ACI Worldwide, Inc.* (Software)	782	$15,226
ADC Telecommunications, Inc.* (Telecommunications)	2,346	17,384
ADTRAN, Inc. (Telecommunications)	2,346	63,975
Advance Auto Parts, Inc. (Retail)	3,519	176,583
Advent Software, Inc.* (Software)	1,173	55,084
Aeropostale, Inc.* (Retail)	7,038	201,568
Affiliated Managers Group, Inc.* (Diversified Financial Services)	3,128	190,089
Affymetrix, Inc.* (Biotechnology)	1,955	11,535
Albemarle Corp. (Chemicals)	4,301	170,793
Alberto-Culver Co. (Cosmetics/Personal Care)	1,955	52,961
Alexandria Real Estate Equities, Inc. (REIT)	1,173	74,333
Alliance Data Systems Corp.* (Commercial Services)	3,910	232,723
Alliant Techsystems, Inc.* (Aerospace/Defense)	1,173	72,796
American Eagle Outfitters, Inc. (Retail)	10,948	128,639
American Greetings Corp.—Class A (Household Products/Wares)	1,173	22,005
AmeriCredit Corp.* (Diversified Financial Services)	7,429	135,356
Ametek, Inc. (Electrical Components & Equipment)	8,211	329,672
AnnTaylor Stores Corp.* (Retail)	2,346	38,169
ANSYS, Inc.* (Software)	7,038	285,532
AOL, Inc.* (Internet)	4,301	89,418
Apollo Investment Corp. (Investment Companies)	4,692	43,776
AptarGroup, Inc. (Miscellaneous Manufacturing)	2,737	103,513
Aqua America, Inc. (Water)	3,519	62,216
Arthur J. Gallagher & Co. (Insurance)	2,737	66,728
Atmel Corp.* (Semiconductors)	14,076	67,565
Atwood Oceanics, Inc.* (Oil & Gas)	4,301	109,762
Bally Technologies, Inc.* (Entertainment)	3,910	126,645
Bank of Hawaii Corp. (Banks)	1,173	56,715
BE Aerospace, Inc.* (Aerospace/Defense)	7,820	198,863
Beckman Coulter, Inc. (Healthcare-Products)	3,128	188,587
Bill Barrett Corp.* (Oil & Gas)	2,737	84,217
Bio-Rad Laboratories, Inc.—Class A* (Biotechnology)	782	67,635
BRE Properties, Inc.—Class A (REIT)	1,564	57,759
Broadridge Financial Solutions, Inc. (Software)	10,557	201,111
Brown & Brown, Inc. (Insurance)	3,128	59,870
Bucyrus International, Inc.—Class A (Machinery-Construction & Mining)	6,256	296,847
Burger King Holdings, Inc. (Retail)	2,346	39,507
Cadence Design Systems, Inc.* (Computers)	9,775	56,597
Camden Property Trust (REIT)	1,955	79,862
Career Education Corp.* (Commercial Services)	1,564	36,003
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	2,346	84,761
Charles River Laboratories International, Inc.* (Biotechnology)	1,955	66,881
Cheesecake Factory, Inc.* (Retail)	4,692	104,444
Chico’s FAS, Inc. (Retail)	13,685	135,208
Chipotle Mexican Grill, Inc.—Class A* (Retail)	2,346	320,956
Church & Dwight, Inc. (Household Products/Wares)	2,346	147,118
Ciena Corp.* (Telecommunications)	4,692	59,495
Cimarex Energy Co. (Oil & Gas)	2,737	195,914
Cincinnati Bell, Inc.* (Telecommunications)	10,166	30,600
Collective Brands, Inc.* (Retail)	4,692	74,134
Commerce Bancshares, Inc. (Banks)	1,955	70,360
Commscope, Inc.* (Telecommunications)	7,038	167,293
Community Health Systems, Inc.* (Healthcare-Services)	7,038	237,955
Comstock Resources, Inc.* (Oil & Gas)	1,564	43,354
Copart, Inc.* (Retail)	5,083	182,022
Corinthian Colleges, Inc.* (Commercial Services)	2,737	26,959
Corporate Office Properties Trust (REIT)	2,346	88,585
Corrections Corp. of America* (Commercial Services)	4,692	89,523
Covance, Inc.* (Healthcare-Services)	4,692	240,793
Crane Co. (Miscellaneous Manufacturing)	2,346	70,873
Cree Research, Inc.* (Semiconductors)	8,211	492,906
Dick’s Sporting Goods, Inc.* (Retail)	4,301	107,052
Digital River, Inc.* (Internet)	1,955	46,744
Dollar Tree, Inc.* (Retail)	9,384	390,656
Donaldson Co., Inc. (Miscellaneous Manufacturing)	2,737	116,733
DPL, Inc. (Electric)	5,474	130,829
DreamWorks Animation SKG, Inc.—Class A* (Entertainment)	5,865	167,446
Dress Barn, Inc.* (Retail)	4,301	102,407
DST Systems, Inc. (Computers)	1,173	42,392
Eaton Vance Corp. (Diversified Financial Services)	8,993	248,297
Edwards Lifesciences Corp.* (Healthcare-Products)	8,602	481,884

See accompanying notes to the financial statements.

60 :: ProFund VP Mid-Cap Growth :: Financial Statements

Common Stocks, continued
	Shares	Value

Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	5,474	$119,443
Energen Corp. (Gas)	3,519	155,997
Energizer Holdings, Inc.* (Electrical Components & Equipment)	1,955	98,297
Equinix, Inc.* (Internet)	3,519	285,813
Essex Property Trust, Inc. (REIT)	782	76,276
F5 Networks, Inc.* (Internet)	5,865	402,163
FactSet Research Systems, Inc. (Computers)	3,128	209,545
Fairchild Semiconductor International, Inc.* (Semiconductors)	5,865	49,325
Federal Realty Investment Trust (REIT)	1,955	137,378
First American Financial Corp. (Insurance)	4,301	54,537
Flowers Foods, Inc. (Food)	2,346	57,313
Forest Oil Corp.* (Oil & Gas)	3,910	106,978
Fossil, Inc.* (Household Products/Wares)	3,519	122,109
FTI Consulting, Inc.* (Commercial Services)	3,519	153,393
Gardner Denver, Inc. (Machinery-Diversified)	3,910	174,347
Gartner Group, Inc.* (Commercial Services)	4,692	109,089
Gen-Probe, Inc.* (Healthcare-Products)	1,955	88,796
Gentex Corp. (Electronics)	10,557	189,815
Global Payments, Inc. (Software)	6,256	228,594
Graco, Inc. (Machinery-Diversified)	2,346	66,134
Green Mountain Coffee Roasters, Inc.* (Beverages)	7,820	200,974
Greenhill & Co., Inc. (Diversified Financial Services)	782	47,804
Greif, Inc.—Class A (Packaging & Containers)	2,346	130,297
GUESS?, Inc. (Apparel)	4,301	134,363
Hanesbrands, Inc.* (Apparel)	2,737	65,852
Hansen Natural Corp.* (Beverages)	5,474	214,088
Health Management Associates, Inc.—Class A* (Healthcare-Services)	12,512	97,218
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	3,519	37,900
Henry Schein, Inc.* (Healthcare-Products)	3,519	193,193
Hewitt Associates, Inc.* (Commercial Services)	6,256	215,582
Highwoods Properties, Inc. (REIT)	1,955	54,271
Hill-Rom Holdings, Inc. (Healthcare-Products)	1,173	35,694
HNI Corp. (Office Furnishings)	1,564	43,151
Hologic, Inc.* (Healthcare-Products)	8,211	114,379
Hubbell, Inc.—Class B (Electrical Components & Equipment)	2,737	108,632
IDEX Corp. (Machinery-Diversified)	3,128	89,367
IDEXX Laboratories, Inc.* (Healthcare-Products)	4,301	261,931
Immucor, Inc.* (Healthcare-Products)	2,737	52,140
Informatica Corp.* (Software)	7,038	168,067
Integrated Device Technology, Inc.* (Semiconductors)	5,474	27,096
International Rectifier Corp.* (Semiconductors)	1,564	29,106
Intersil Corp.—Class A (Semiconductors)	4,692	56,820
Intrepid Potash, Inc.* (Chemicals)	1,564	30,607
Itron, Inc.* (Electronics)	3,128	193,373
ITT Educational Services, Inc.* (Commercial Services)	1,955	162,304
J. Crew Group, Inc.* (Retail)	4,301	158,320
J.B. Hunt Transport Services, Inc. (Transportation)	6,647	217,157
Jack Henry & Associates, Inc. (Computers)	3,519	84,034
Jefferies Group, Inc. (Diversified Financial Services)	3,910	82,423
John Wiley & Sons, Inc. (Media)	1,564	60,480
Jones Lang LaSalle, Inc. (Real Estate)	3,128	205,322
Joy Global, Inc. (Machinery-Construction & Mining)	7,820	391,704
KB Home (Home Builders)	1,173	12,903
Kinetic Concepts, Inc.* (Healthcare-Products)	4,692	171,305
Kirby Corp.* (Transportation)	3,910	149,557
Lam Research Corp.* (Semiconductors)	3,910	148,815
Lamar Advertising Co.* (Advertising)	3,910	95,873
Lancaster Colony Corp. (Miscellaneous Manufacturing)	391	20,864
Landstar System, Inc. (Transportation)	1,173	45,735
Lender Processing Services, Inc. (Diversified Financial Services)	7,038	220,360
Lennox International, Inc. (Building Materials)	1,173	48,762
Liberty Property Trust (REIT)	3,519	101,523
Life Time Fitness, Inc.* (Leisure Time)	3,128	99,439
Lincare Holdings, Inc.* (Healthcare-Services)	7,429	241,517
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	1,564	79,748
LKQ Corp.* (Distribution/Wholesale)	10,948	211,077
Lubrizol Corp. (Chemicals)	5,083	408,216
Mack-Cali Realty Corp. (REIT)	2,737	81,371
ManTech International Corp.—Class A* (Software)	782	33,290
Mariner Energy, Inc.* (Oil & Gas)	3,519	75,588
Martin Marietta Materials (Building Materials)	1,173	99,482
Masimo Corp. (Healthcare-Products)	3,910	93,097
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	4,301	94,106
Mednax, Inc.* (Healthcare-Services)	3,519	195,692
Mettler Toledo International, Inc.* (Electrical Components & Equipment)	2,346	261,884
Micros Systems, Inc.* (Computers)	5,865	186,918
MSC Industrial Direct Co.—Class A (Retail)	1,564	79,232
MSCI, Inc.—Class A* (Software)	8,993	246,408
National Fuel Gas Co. (Pipelines)	2,346	107,634
National Instruments Corp. (Computers)	4,301	136,686
Nationwide Health Properties, Inc. (REIT)	5,083	181,819
NBTY, Inc.* (Pharmaceuticals)	4,692	159,575
Netflix, Inc.* (Internet)	3,128	339,857
NeuStar, Inc.* (Telecommunications)	5,474	112,874
Newfield Exploration Co.* (Oil & Gas)	10,166	496,711
NewMarket Corp. (Chemicals)	782	68,284
Nordson Corp. (Machinery-Diversified)	2,346	131,564
Oceaneering International, Inc.* (Oil & Gas Services)	3,910	175,559
OMEGA Healthcare Investors, Inc. (REIT)	3,910	77,926
Oshkosh Truck Corp.* (Auto Manufacturers)	6,647	207,121
Packaging Corp. of America (Packaging & Containers)	3,910	86,098
PacWest Bancorp (Banks)	782	14,318
Palm, Inc.* (Computers)	5,593	31,824
Panera Bread Co.—Class A* (Retail)	2,346	176,630
Parametric Technology Corp.* (Software)	3,519	55,143
Perrigo Co. (Pharmaceuticals)	6,256	369,542
PetSmart, Inc. (Retail)	6,256	188,744
Pharmaceutical Product Development, Inc. (Commercial Services)	3,519	89,418
Phillips-Van Heusen Corp. (Apparel)	2,737	126,641
Plains Exploration & Production Co.* (Oil & Gas)	10,557	217,580
Plantronics, Inc. (Telecommunications)	1,564	44,730
Polycom, Inc.* (Telecommunications)	6,256	186,366
Potlatch Corp. (Forest Products & Paper)	782	27,941
Pride International, Inc.* (Oil & Gas)	8,211	183,434
Prosperity Bancshares, Inc. (Banks)	1,564	54,349
Psychiatric Solutions, Inc.* (Healthcare-Services)	2,737	89,555
Quest Software, Inc.* (Software)	2,737	49,375
Questar Corp.* (Gas)	5,865	94,720
Quicksilver Resources, Inc.* (Oil & Gas)	8,993	98,923
Rayonier, Inc. (Forest Products & Paper)	2,346	103,271
Realty Income Corp. (REIT)	3,910	118,590
Regal-Beloit Corp. (Hand/Machine Tools)	1,564	87,240
Regency Centers Corp. (REIT)	1,955	67,252
Reliance Steel & Aluminum Co. (Iron/Steel)	4,692	169,616
ResMed, Inc.* (Healthcare-Products)	5,865	356,651
RF Micro Devices, Inc.* (Telecommunications)	11,339	44,335
Rock-Tenn Co.—Class A (Forest Products & Paper)	1,564	77,684
Rollins, Inc. (Commercial Services)	1,564	32,359
Rovi Corp.* (Semiconductors)	7,820	296,456
RPM, Inc. (Chemicals)	4,692	83,705

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Mid-Cap Growth :: 61

Common Stocks, continued
	Shares	Value

Scientific Games Corp.—Class A* (Entertainment)	1,564	$14,389
SEI Investments Co. (Software)	9,775	199,019
Semtech Corp.* (Semiconductors)	4,692	76,808
Senior Housing Properties Trust (REIT)	3,519	70,767
Service Corp. International (Commercial Services)	10,948	81,015
Silgan Holdings, Inc. (Packaging & Containers)	1,955	55,483
Silicon Laboratories, Inc.* (Semiconductors)	3,519	142,731
SL Green Realty Corp. (REIT)	5,865	322,810
Solera Holdings, Inc. (Software)	5,083	184,005
Sotheby’s (Commercial Services)	5,083	116,248
Southern Union Co. (Gas)	5,083	111,114
SPX Corp. (Miscellaneous Manufacturing)	2,346	123,892
Steel Dynamics, Inc. (Iron/Steel)	16,813	221,763
STERIS Corp. (Healthcare-Products)	1,955	60,761
Strayer Education, Inc. (Commercial Services)	782	162,570
Superior Energy Services, Inc.* (Oil & Gas Services)	5,865	109,500
SVB Financial Group* (Banks)	1,173	48,363
Sybase, Inc.* (Software)	6,647	429,795
Syniverse Holdings, Inc.* (Telecommunications)	5,083	103,947
Synopsys, Inc.* (Computers)	6,256	130,563
Techne Corp. (Healthcare-Products)	1,564	89,852
Temple-Inland, Inc. (Forest Products & Paper)	4,692	96,984
The Corporate Executive Board Co. (Commercial Services)	2,346	61,629
The Macerich Co. (REIT)	7,038	262,658
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	1,173	52,093
The Warnaco Group, Inc.* (Apparel)	3,128	113,046
Thomas & Betts Corp.* (Electronics)	3,910	135,677
Thoratec Corp.* (Healthcare-Products)	4,301	183,782
Tibco Software, Inc.* (Internet)	12,903	155,610
Tidewater, Inc. (Oil & Gas Services)	2,346	90,837
Tootsie Roll Industries, Inc. (Food)	391	9,247
Tractor Supply Co. (Retail)	1,564	95,357
Transatlantic Holdings, Inc. (Insurance)	1,564	75,009
Trimble Navigation, Ltd.* (Electronics)	5,474	153,272
Tupperware Corp. (Household Products/Wares)	4,692	186,976
tw telecom, Inc.* (Telecommunications)	11,730	195,656
UDR, Inc. (REIT)	3,910	74,798
Under Armour, Inc.—Class A* (Retail)	2,737	90,677
United Rentals, Inc.* (Commercial Services)	1,173	10,932
United Therapeutics Corp.* (Pharmaceuticals)	3,519	171,762
Universal Health Services, Inc.—Class B (Healthcare-Services)	3,910	149,167
Valeant Pharmaceuticals International* (Pharmaceuticals)	2,346	122,672
Valmont Industries, Inc. (Metal Fabricate/Hardware)	1,173	85,230
ValueClick, Inc.* (Internet)	6,256	66,877
VCA Antech, Inc.* (Pharmaceuticals)	3,910	96,812
Vertex Pharmaceuticals, Inc.* (Biotechnology)	7,429	244,414
Vishay Intertechnology, Inc.* (Electronics)	4,692	36,316
Wabtec Corp. (Machinery-Diversified)	1,955	77,985
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	6,647	145,436
Waste Connections, Inc.* (Environmental Control)	3,128	109,136
WellCare Health Plans, Inc.* (Healthcare-Services)	3,128	74,259
Westamerica Bancorp (Banks)	782	41,071
Williams Sonoma, Inc. (Retail)	8,211	203,797
WMS Industries, Inc.* (Leisure Time)	3,910	153,467
Woodward Governor Co. (Electronics)	2,737	69,876
Zebra Technologies Corp.—Class A* (Machinery-Diversified)	2,346	59,518

TOTAL COMMON STOCKS (Cost $25,391,453)		32,109,476

TOTAL INVESTMENT SECURITIES (Cost $25,391,453)—100.8%		32,109,476
Net other assets (liabilities)—(0.8)%		(245,573)

NET ASSETS—100.0%		$31,863,903

*	Non-income producing security

ProFund VP Mid-Cap Growth invested in the following industries as of June 30, 2010:

		% of
	Value	Net Assets

Advertising	$95,873	0.3%
Aerospace/Defense	271,659	0.9%
Apparel	439,902	1.4%
Auto Manufacturers	207,121	0.6%
Banks	285,176	0.9%
Beverages	415,062	1.3%
Biotechnology	390,465	1.2%
Building Materials	148,244	0.5%
Chemicals	761,605	2.4%
Commercial Services	1,579,747	5.0%
Computers	878,559	2.8%
Cosmetics/Personal Care	52,961	0.2%
Distribution/Wholesale	211,077	0.7%
Diversified Financial Services	1,069,765	3.4%
Electric	130,829	0.4%
Electrical Components & Equipment	798,485	2.5%
Electronics	778,329	2.4%
Entertainment	308,480	1.0%
Environmental Control	109,136	0.3%
Food	66,560	0.2%
Forest Products & Paper	305,880	1.0%
Gas	361,831	1.1%
Hand/Machine Tools	166,988	0.5%
Healthcare-Products	2,372,052	7.4%
Healthcare-Services	1,326,156	4.2%
Home Builders	12,903	NM
Household Products/Wares	530,301	1.7%
Insurance	256,144	0.8%
Internet	1,386,482	4.3%
Investment Companies	43,776	0.1%
Iron/Steel	391,379	1.2%
Leisure Time	252,906	0.8%
Machinery-Construction & Mining	688,551	2.2%
Machinery-Diversified	598,915	1.9%
Media	60,480	0.2%

See accompanying notes to the financial statements.

62 :: ProFund VP Mid-Cap Growth :: Financial Statements

		% of
	Value	Net Assets

Metal Fabricate/Hardware	$85,230	0.3%
Miscellaneous Manufacturing	520,636	1.6%
Office Furnishings	43,151	0.1%
Oil & Gas	1,612,461	5.1%
Oil & Gas Services	413,796	1.3%
Packaging & Containers	271,878	0.9%
Pharmaceuticals	1,133,912	3.6%
Pipelines	107,634	0.3%
REIT	1,927,978	6.0%
Real Estate	205,322	0.6%
Retail	2,994,102	9.4%
Semiconductors	1,387,628	4.4%
Software	2,150,649	6.7%
Telecommunications	1,026,655	3.2%
Transportation	412,449	1.3%
Water	62,216	0.2%
Other**	(245,573)	(0.8)%

Total	$31,863,903	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Mid-Cap Growth :: 63

Statement of Assets and Liabilities (unaudited) :: June 30, 2010

Assets:
Total Investment Securities, at cost	$25,391,453

Securities, at value	32,109,476

Total Investment Securities, at value	32,109,476
Dividends receivable	17,918
Receivable for investments sold	2,893,965
Prepaid expenses	477

Total Assets	35,021,836

Liabilities:
Cash overdraft	268,300
Payable for investments purchased	102,778
Payable for capital shares redeemed	2,739,434
Advisory fees payable	10,914
Management services fees payable	1,455
Administration fees payable	862
Administrative services fees payable	7,971
Distribution fees payable	5,721
Trustee fees payable	1
Transfer agency fees payable	3,386
Fund accounting fees payable	1,870
Compliance services fees payable	175
Other accrued expenses	15,066

Total Liabilities	3,157,933

Net Assets	$31,863,903

Net Assets consist of:
Capital	$38,176,503
Accumulated net investment income (loss)	(165,363)
Accumulated net realized gains (losses) on investments	(12,865,260)
Net unrealized appreciation (depreciation) on investments	6,718,023

Net Assets	$31,863,903

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,213,984

Net Asset Value (offering and redemption price per share)	$26.25

Statement of Operations (unaudited) :: For the six months ended June 30, 2010

Investment Income:
Dividends	$145,398
Interest	19

Total Investment Income	145,417

Expenses:
Advisory fees	138,741
Management services fees	18,499
Administration fees	6,491
Transfer agency fees	9,149
Administrative services fees	64,510
Distribution fees	46,247
Custody fees	18,197
Fund accounting fees	13,120
Trustee fees	223
Compliance services fees	140
Other fees	17,543

Total Gross Expenses before reductions	332,860
Less Expenses reduced by the Advisor	(22,080)

Total Net Expenses	310,780

Net Investment Income (Loss)	(165,363)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	3,183,818
Change in net unrealized appreciation/depreciation on investments	(4,154,699)

Net Realized and Unrealized Gains (Losses) on Investments	(970,881)

Change in Net Assets Resulting from Operations	$(1,136,244)

See accompanying notes to the financial statements.

64 :: ProFund VP Mid-Cap Growth :: Financial Statements

Statements of Changes in Net Assets

	For the
	six months ended	For the
	June 30, 2010	year ended
	(unaudited)	December 31, 2009

From Investment Activities:
Operations:
Net investment income (loss)	$(165,363)	$(238,793)
Net realized gains (losses) on investments	3,183,818	1,912,934
Change in net unrealized appreciation/depreciation on investments	(4,154,699)	9,317,528

Change in net assets resulting from operations	(1,136,244)	10,991,669

Capital Transactions:
Proceeds from shares issued	83,986,549	125,641,492
Value of shares redeemed	(95,665,050)	(111,239,350)

Change in net assets resulting from capital transactions	(11,678,501)	14,402,142

Change in net assets	(12,814,745)	25,393,811
Net Assets:
Beginning of period	44,678,648	19,284,837

End of period	$31,863,903	$44,678,648

Accumulated net investment income (loss)	$(165,363)	$—

Share Transactions:
Issued	2,983,113	5,788,767
Redeemed	(3,446,246)	(5,113,142)

Change in shares	(463,133)	675,625

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Mid-Cap Growth :: 65

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the
	six months ended	For the	For the	For the	For the	For the
	June 30, 2010	year ended	year ended	year ended	year ended	year ended
	(unaudited)	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$26.64	$19.26	$35.14	$34.62	$34.84	$32.34

Investment Activities:
Net investment income (loss)(a)	(0.13)	(0.17)	(0.32)	(0.23)	(0.40)	(0.36)
Net realized and unrealized gains (losses) on investments	(0.26)	7.55	(12.23)	4.23	1.69	3.95

Total income (loss) from investment activities	(0.39)	7.38	(12.55)	4.00	1.29	3.59

Distributions to Shareholders From:
Net realized gains on investments	—	—	(3.33)	(3.48)	(1.51)	(1.09)

Net Asset Value, End of Period	$26.25	$26.64	$19.26	$35.14	$34.62	$34.84

Total Return	(1.46)% (b)	38.32%	(38.81)%	11.74%	3.98%	11.22%

Ratios to Average Net Assets:
Gross expenses(c)	1.80%	1.85%	1.79%	1.72%	1.78%	1.89%
Net expenses(c)	1.68%	1.67%	1.63%	1.66%	1.76%	1.89%
Net Investment income (loss)(c)	(0.89)%	(0.76)%	(1.04)%	(0.63)%	(1.13)%	(1.07)%

Supplemental Data:
Net assets, end of period (000’s)	$31,864	$44,679	$19,285	$65,303	$67,116	$155,722
Portfolio turnover rate(d)	219% (b)	373%	427%	616%	685%	943%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

66 :: ProFund VP Small-Cap Value :: Financial Statements

Investment Objective: The ProFund VP Small-Cap Value seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Citigroup Value Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2010

Market Exposure
Investment Type	% of Net Assets

Equity Securities	101%

Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

East West Bancorp, Inc.	1.2%
Piedmont Natural Gas Co., Inc.	0.9%
ProAssurance Corp.	0.9%
Casey’s General Stores, Inc.	0.9%
Amerigroup, Corp.	0.9%

S&P SmallCap 600/Citigroup Value Index - Composition
% of Index

Financial	25%
Industrial	21%
Consumer Cyclical	17%
Consumer Non-Cyclical	16%
Utilities	7%
Technology	6%
Basic Materials	3%
Communications	3%
Energy	2%

Schedule of Portfolio Investments (unaudited)

Common Stocks (101.0%)

	Shares	Value

A.M. Castle & Co.* (Metal Fabricate/Hardware)	1,790	$24,863
AAR Corp.* (Aerospace/Defense)	4,296	71,915
ABM Industries, Inc. (Commercial Services)	5,191	108,751
Actel Corp.* (Semiconductors)	1,611	20,653
Actuant Corp.—Class A (Miscellaneous Manufacturing)	7,697	144,935
Administaff, Inc. (Commercial Services)	1,074	25,948
ADPT Corp.* (Telecommunications)	13,783	39,833
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	2,327	28,599
Agilysys, Inc. (Computers)	2,148	14,370
Albany International Corp.—Class A (Machinery-Diversified)	3,043	49,266
ALLETE, Inc. (Electric)	3,401	116,450
Alliance One International, Inc.* (Agriculture)	10,203	36,323
American Physicians Capital, Inc. (Insurance)	895	27,611
American Public Education, Inc.* (Commercial Services)	1,074	46,934
American Science & Engineering, Inc. (Electronics)	358	27,283
American States Water Co. (Water)	1,074	35,592
American Vanguard Corp. (Chemicals)	2,327	18,453
AMERIGROUP Corp.* (Healthcare-Services)	5,907	191,859
Amerisafe, Inc.* (Insurance)	2,148	37,697
AMN Healthcare Services, Inc.* (Commercial Services)	3,580	26,778
AmSurg Corp.* (Healthcare-Services)	1,611	28,708
Analogic Corp. (Electronics)	716	32,585
Anixter International, Inc.* (Telecommunications)	1,432	61,003
Apogee Enterprises, Inc. (Building Materials)	3,043	32,956
Applied Industrial Technologies, Inc. (Machinery-Diversified)	4,117	104,242
Applied Signal Technology, Inc. (Telecommunications)	716	14,069
Arch Chemicals, Inc. (Chemicals)	2,864	88,039
Arctic Cat, Inc.* (Leisure Time)	1,253	11,415
Arkansas Best Corp. (Transportation)	2,864	59,428
ArQule, Inc.* (Biotechnology)	1,611	6,927
Arris Group, Inc.* (Telecommunications)	7,160	72,960
Astec Industries, Inc.* (Machinery-Construction & Mining)	2,148	59,564
ATC Technology Corp.* (Auto Parts & Equipment)	1,074	17,313
ATMI, Inc.* (Semiconductors)	1,432	20,964
Audiovox Corp.—Class A* (Telecommunications)	1,969	14,472
Avid Technology, Inc.* (Software)	3,222	41,016
Avista Corp. (Electric)	6,265	122,355
Badger Meter, Inc. (Electronics)	716	27,702
Bank Mutual Corp. (Banks)	5,191	29,485
Bank of the Ozarks, Inc. (Banks)	537	19,047
Barnes Group, Inc. (Miscellaneous Manufacturing)	4,833	79,213
Basic Energy Services, Inc.* (Oil & Gas Services)	2,506	19,296
Bel Fuse, Inc.—Class B (Electronics)	1,253	20,687
Belden, Inc. (Electrical Components & Equipment)	2,685	59,070
Benchmark Electronics, Inc.* (Electronics)	7,160	113,486
BioMed Realty Trust, Inc. (REIT)	6,981	112,324
Black Box Corp. (Telecommunications)	1,969	54,915
Blyth, Inc. (Household Products/Wares)	537	18,296
Boston Private Financial Holdings, Inc. (Banks)	7,876	50,643
Bowne & Co., Inc. (Commercial Services)	4,475	50,210
Brady Corp.—Class A (Electronics)	2,864	71,371
Briggs & Stratton Corp. (Machinery-Diversified)	5,728	97,491
Brightpoint, Inc.* (Distribution/Wholesale)	8,055	56,385
Bristow Group, Inc.* (Transportation)	4,117	121,040
Brookline Bancorp, Inc. (Savings & Loans)	3,938	34,969
Brooks Automation, Inc.* (Semiconductors)	3,938	30,441
Brown Shoe Co., Inc. (Retail)	4,833	73,365
Brunswick Corp. (Leisure Time)	10,024	124,598
Brush Engineered Materials, Inc.* (Mining)	1,074	21,459
Buckeye Technologies, Inc.* (Forest Products & Paper)	2,148	21,373
Cabela’s, Inc.* (Retail)	4,475	63,277
Cabot Microelectronics Corp.* (Chemicals)	1,432	49,533
CACI International, Inc.—Class A* (Computers)	3,401	144,474
Calgon Carbon Corp.* (Environmental Control)	2,506	33,179
Callaway Golf Co. (Leisure Time)	7,339	44,328
Cambrex Corp.* (Biotechnology)	3,222	10,149
Carter’s, Inc.* (Apparel)	2,685	70,481
Cascade Corp. (Machinery-Diversified)	895	31,871
Casey’s General Stores, Inc. (Retail)	5,728	199,907
CDI Corp. (Commercial Services)	1,432	22,239

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap Value :: 67

Common Stocks, continued

	Shares	Value

Cedar Shopping Centers, Inc. (REIT)	6,265	$37,715
Centene Corp.* (Healthcare-Services)	5,549	119,303
Central Garden & Pet Co.—Class A* (Household Products/Wares)	7,339	65,831
Central Vermont Public Service Corp. (Electric)	1,253	24,734
Century Aluminum Co.* (Mining)	6,444	56,901
Ceradyne, Inc.* (Miscellaneous Manufacturing)	2,864	61,204
CH Energy Group, Inc. (Electric)	1,790	70,240
Checkpoint Systems, Inc.* (Electronics)	4,475	77,686
Chemed Corp. (Commercial Services)	895	48,903
Christopher & Banks Corp. (Retail)	3,938	24,376
Ciber, Inc.* (Computers)	7,876	21,817
CIRCOR International, Inc. (Metal Fabricate/Hardware)	1,074	27,473
City Holding Co. (Banks)	1,074	29,943
CKE Restaurants, Inc. (Retail)	6,265	78,500
Clarcor, Inc. (Miscellaneous Manufacturing)	3,043	108,087
Clearwater Paper Corp.* (Forest Products & Paper)	1,253	68,614
Cogent, Inc.* (Electronics)	3,580	32,256
Cognex Corp. (Machinery-Diversified)	1,969	34,615
Cohu, Inc. (Semiconductors)	2,685	32,569
Colonial Properties Trust (REIT)	7,876	114,438
Columbia Banking System, Inc. (Banks)	4,475	81,714
Comfort Systems USA, Inc. (Building Materials)	4,296	41,499
Community Bank System, Inc. (Banks)	3,759	82,811
Comtech Telecommunications Corp.* (Telecommunications)	3,222	96,434
CONMED Corp.* (Healthcare-Products)	3,222	60,026
Consolidated Graphics, Inc.* (Commercial Services)	537	23,220
Cross Country Healthcare, Inc.* (Commercial Services)	3,401	30,575
CryoLife, Inc.* (Biotechnology)	1,790	9,648
CTS Corp. (Electronics)	3,759	34,733
Cubic Corp. (Electronics)	716	26,048
Curtiss-Wright Corp. (Aerospace/Defense)	2,685	77,972
Daktronics, Inc. (Electronics)	1,432	10,740
Delphi Financial Group, Inc.—Class A (Insurance)	2,506	61,171
Deltic Timber Corp. (Forest Products & Paper)	716	29,929
DG Fastchannel, Inc.* (Media)	895	29,159
Diamond Foods, Inc. (Food)	1,253	51,498
Digi International, Inc.* (Software)	2,685	22,205
Dime Community Bancshares, Inc. (Savings & Loans)	1,790	22,071
DineEquity, Inc.* (Retail)	537	14,993
Drew Industries, Inc.* (Building Materials)	2,148	43,390
DSP Group, Inc.* (Semiconductors)	1,432	9,150
Dycom Industries, Inc.* (Engineering & Construction)	4,296	36,731
E.W. Scripps Co.* (Media)	3,401	25,337
Eagle Materials, Inc.—Class A (Building Materials)	2,864	74,264
East West Bancorp, Inc. (Banks)	16,826	256,596
EastGroup Properties, Inc. (REIT)	1,253	44,582
El Paso Electric Co.* (Electric)	2,506	48,491
Electro Scientific Industries, Inc.* (Electronics)	3,043	40,654
EMCOR Group, Inc.* (Engineering & Construction)	7,518	174,192
Emergent Biosolutions, Inc.* (Biotechnology)	1,074	17,549
Employers Holdings, Inc. (Insurance)	4,833	71,190
EMS Technologies, Inc.* (Telecommunications)	1,611	24,197
Encore Wire Corp. (Electrical Components & Equipment)	2,148	39,072
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	2,327	65,505
Entertainment Properties Trust (REIT)	2,506	95,403
EPIQ Systems, Inc.* (Software)	1,074	13,887
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	1,253	32,265
Esterline Technologies Corp.* (Aerospace/Defense)	3,401	161,377
Ethan Allen Interiors, Inc. (Home Furnishings)	2,864	40,067
Exar Corp.* (Semiconductors)	2,506	17,367
Extra Space Storage, Inc. (REIT)	6,086	84,595
EZCORP, Inc.—Class A* (Retail)	2,327	43,166
Federal Signal Corp. (Miscellaneous Manufacturing)	6,802	41,084
FEI Co.* (Electronics)	1,432	28,225
First BanCorp* (Banks)	8,592	4,554
First Commonwealth Financial Corp. (Banks)	8,771	46,048
First Financial Bancorp (Banks)	3,043	45,493
First Financial Bankshares, Inc. (Banks)	1,074	51,649
First Midwest Bancorp, Inc. (Banks)	8,413	102,302
Franklin Street Properties Corp. (REIT)	7,697	90,902
Fred’s, Inc. (Retail)	4,475	49,494
Fuller (H.B.) Co. (Chemicals)	3,580	67,984
G & K Services, Inc. (Textiles)	1,969	40,660
General Communication, Inc.—Class A* (Telecommunications)	5,012	38,041
Genesco, Inc.* (Retail)	1,253	32,966
Gentiva Health Services, Inc.* (Healthcare-Services)	3,401	91,861
Gerber Scientific, Inc.* (Machinery-Diversified)	2,864	15,322
Gibraltar Industries, Inc.* (Iron/Steel)	3,401	34,350
Glacier Bancorp, Inc. (Banks)	8,234	120,793
Greatbatch, Inc.* (Electrical Components & Equipment)	895	19,967
Griffon Corp.* (Miscellaneous Manufacturing)	5,012	55,433
Group 1 Automotive, Inc.* (Retail)	2,685	63,178
Haemonetics Corp.* (Healthcare-Products)	1,074	57,480
Hancock Holding Co. (Banks)	1,432	47,772
Hanger Orthopedic Group, Inc.* (Healthcare-Products)	3,580	64,297
Hanmi Financial Corp.* (Banks)	5,728	7,217
Harmonic, Inc.* (Telecommunications)	11,098	60,373
Haverty Furniture Cos., Inc. (Retail)	2,148	26,399
Headwaters, Inc.* (Energy-Alternate Sources)	6,802	19,318
Healthcare Realty Trust, Inc. (REIT)	4,117	90,450
Healthcare Services Group, Inc. (Commercial Services)	1,969	37,313
HealthSpring, Inc.* (Healthcare-Services)	5,549	86,065
Heartland Express, Inc. (Transportation)	2,864	41,585
Heartland Payment Systems, Inc. (Commercial Services)	4,296	63,753
Helen of Troy, Ltd.* (Household Products/Wares)	3,401	75,026
Hillenbrand, Inc. (Commercial Services)	3,759	80,405
Holly Corp. (Oil & Gas)	2,327	61,852
Home Bancshares, Inc. (Banks)	1,432	32,664
Home Properties, Inc. (REIT)	1,790	80,675
Horace Mann Educators Corp. (Insurance)	4,475	68,468
Hot Topic, Inc. (Retail)	5,012	25,461
Hub Group, Inc.—Class A* (Transportation)	2,327	69,833
Hutchinson Technology, Inc.* (Computers)	2,506	10,851
ICU Medical, Inc.* (Healthcare-Products)	537	17,275
Independent Bank Corp./MA (Banks)	2,327	57,430
Infinity Property & Casualty Corp. (Insurance)	1,432	66,130
InfoSpace, Inc.* (Internet)	3,938	29,614
Inland Real Estate Corp. (REIT)	8,055	63,796
Insight Enterprises, Inc.* (Retail)	5,191	68,314
Insituform Technologies, Inc.—Class A* (Engineering & Construction)	4,475	91,648
Integral Systems, Inc.* (Computers)	895	5,683
Interface, Inc.—Class A (Office Furnishings)	6,444	69,209
Intermec, Inc.* (Machinery-Diversified)	5,549	56,877
Invacare Corp. (Healthcare-Products)	3,580	74,249
inVentiv Health, Inc.* (Advertising)	1,969	50,406
Investment Technology Group, Inc.* (Diversified Financial Services)	1,790	28,747
ION Geophysical Corp.* (Oil & Gas Services)	5,549	19,311
J & J Snack Foods Corp. (Food)	716	30,144
Jack in the Box, Inc.* (Retail)	6,265	121,854

See accompanying notes to the financial statements.

68 :: ProFund VP Small-Cap Value :: Financial Statements

Common Stocks, continued

	Shares	Value

JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	3,043	$43,758
Jo-Ann Stores, Inc.* (Retail)	895	33,571
John Bean Technologies Corp. (Miscellaneous Manufacturing)	1,074	16,379
K-Swiss, Inc.—Class A* (Apparel)	3,043	34,173
Kaman Corp. (Aerospace/Defense)	2,864	63,352
Kaydon Corp. (Metal Fabricate/Hardware)	1,432	47,056
Keithley Instruments, Inc. (Electronics)	716	6,322
Kelly Services, Inc.—Class A* (Commercial Services)	3,043	45,249
Kendle International, Inc.* (Commercial Services)	1,611	18,559
Kid Brands, Inc.* (Household Products/Wares)	1,253	8,809
Kilroy Realty Corp. (REIT)	3,222	95,790
Kite Realty Group Trust (REIT)	7,160	29,929
Knight Transportation, Inc. (Transportation)	2,685	54,344
Kulicke & Soffa Industries, Inc.* (Semiconductors)	4,117	28,901
La-Z-Boy, Inc.* (Home Furnishings)	3,043	22,609
LaBranche & Co., Inc.* (Diversified Financial Services)	4,833	20,685
Laclede Group, Inc. (Gas)	2,506	83,024
Lance, Inc. (Food)	1,611	26,565
Landauer, Inc. (Commercial Services)	358	21,795
Landry’s Restaurants, Inc.* (Retail)	895	21,892
LaSalle Hotel Properties (REIT)	2,864	58,912
Lawson Products, Inc. (Metal Fabricate/Hardware)	358	6,079
LCA-Vision, Inc.* (Healthcare-Products)	1,969	10,908
Lexington Realty Trust (REIT)	12,709	76,381
Lindsay Manufacturing Co. (Machinery-Diversified)	537	17,018
Lithia Motors, Inc.—Class A (Retail)	2,327	14,381
Littelfuse, Inc.* (Electrical Components & Equipment)	716	22,633
Live Nation, Inc.* (Commercial Services)	16,289	170,220
Liz Claiborne, Inc.* (Apparel)	10,740	45,323
LoJack Corp.* (Electronics)	1,969	7,266
LSB Industries, Inc.* (Miscellaneous Manufacturing)	1,074	14,295
LTC Properties, Inc. (REIT)	1,253	30,410
Lydall, Inc.* (Miscellaneous Manufacturing)	1,790	13,676
M/I Schottenstein Homes, Inc.* (Home Builders)	1,969	18,981
Magellan Health Services, Inc.* (Healthcare-Services)	3,759	136,527
Maidenform Brands, Inc.* (Apparel)	895	18,222
Mannatech, Inc.* (Pharmaceuticals)	1,790	3,562
Marcus Corp. (Lodging)	2,327	22,013
MarineMax, Inc.* (Retail)	2,506	17,392
Martek Biosciences Corp.* (Biotechnology)	3,759	89,126
Matrix Service Co.* (Oil & Gas Services)	2,864	26,664
MedCath Corp.* (Healthcare-Services)	1,969	15,476
Meridian Bioscience, Inc. (Healthcare-Products)	1,969	33,473
Merit Medical Systems, Inc.* (Healthcare-Products)	1,253	20,136
Meritage Homes Corp.* (Home Builders)	3,580	58,282
Methode Electronics, Inc. (Electronics)	2,685	26,152
Micrel, Inc. (Semiconductors)	2,327	23,689
Microsemi Corp.* (Semiconductors)	5,549	81,182
Mid-America Apartment Communities, Inc. (REIT)	1,611	82,918
Midas, Inc.* (Commercial Services)	895	6,865
MKS Instruments, Inc.* (Semiconductors)	5,728	107,228
Mobile Mini, Inc.* (Storage/Warehousing)	1,253	20,399
Molina Healthcare, Inc.* (Healthcare-Services)	1,432	41,242
Monarch Casino & Resort, Inc.* (Lodging)	1,253	12,693
Moog, Inc.—Class A* (Aerospace/Defense)	5,191	167,306
Movado Group, Inc.* (Retail)	1,969	21,029
MTS Systems Corp. (Computers)	1,074	31,146
Mueller Industries, Inc. (Metal Fabricate/Hardware)	4,296	105,682
Multimedia Games, Inc.* (Leisure Time)	1,253	5,639
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	537	26,990
Myers Industries, Inc. (Miscellaneous Manufacturing)	3,222	26,066
Nara Bancorp, Inc.* (Banks)	3,759	31,688
Nash Finch Co. (Food)	1,432	48,917
National Financial Partners* (Diversified Financial Services)	4,833	47,218
National Penn Bancshares, Inc. (Banks)	14,320	86,063
National Retail Properties, Inc. (REIT)	4,475	95,944
NBT Bancorp, Inc. (Banks)	2,327	47,517
NCI Building Systems, Inc.* (Building Materials)	1,969	16,481
NCI, Inc.—Class A* (Computers)	358	8,084
Neenah Paper, Inc. (Forest Products & Paper)	1,611	29,481
Network Equipment Technologies, Inc.* (Telecommunications)	1,790	6,247
New Jersey Resources Corp. (Gas)	4,654	163,821
Newport Corp.* (Electronics)	2,506	22,704
Northwest Natural Gas Co. (Gas)	1,790	77,990
NorthWestern Corp. (Electric)	2,864	75,037
O’Charley’s, Inc.* (Retail)	2,148	11,384
OfficeMax, Inc.* (Retail)	6,265	81,821
Old Dominion Freight Line, Inc.* (Transportation)	1,432	50,320
Old National Bancorp (Banks)	9,845	101,994
Olympic Steel, Inc. (Iron/Steel)	895	20,558
OM Group, Inc.* (Chemicals)	3,401	81,148
Omnicell, Inc.* (Software)	1,253	14,648
On Assignment, Inc.* (Commercial Services)	1,969	9,904
Orbital Sciences Corp.* (Aerospace/Defense)	3,759	59,279
OSI Systems, Inc.* (Electronics)	895	24,854
Osteotech, Inc.* (Healthcare-Products)	1,969	6,242
Oxford Industries, Inc. (Apparel)	716	14,986
Palomar Medical Technologies, Inc.* (Healthcare-Products)	1,969	22,033
Papa John’s International, Inc.* (Retail)	895	20,692
PAREXEL International Corp.* (Commercial Services)	2,327	50,449
Park Electrochemical Corp. (Electronics)	1,253	30,586
Parkway Properties, Inc. (REIT)	2,327	33,904
PC-Tel, Inc.* (Internet)	2,148	10,826
Penford Corp.* (Chemicals)	1,253	8,119
Penn Virginia Corp. (Oil & Gas)	5,191	104,391
Pennsylvania REIT (REIT)	5,549	67,809
Perry Ellis International, Inc.* (Apparel)	1,074	21,695
Petroleum Development* (Oil & Gas)	2,148	55,032
PetroQuest Energy, Inc.* (Oil & Gas)	2,864	19,361
PharMerica Corp.* (Pharmaceuticals)	3,401	49,859
Phoenix Technologies, Ltd.* (Software)	1,790	5,173
Piedmont Natural Gas Co., Inc. (Gas)	8,055	203,791
Pinnacle Entertainment, Inc.* (Entertainment)	4,296	40,640
Pinnacle Financial Partners, Inc.* (Banks)	3,759	48,303
Pioneer Drilling Co.* (Oil & Gas)	6,086	34,508
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	1,253	40,372
Plexus Corp.* (Electronics)	1,790	47,865
PolyOne Corp.* (Chemicals)	5,370	45,215
Pool Corp. (Distribution/Wholesale)	5,549	121,634
Post Properties, Inc. (REIT)	5,549	126,129
Powell Industries, Inc.* (Electrical Components & Equipment)	179	4,894
Pre-Paid Legal Services, Inc.* (Commercial Services)	179	8,143
Presidential Life Corp. (Insurance)	2,327	21,176
PrivateBancorp, Inc. (Banks)	6,623	73,383
ProAssurance Corp.* (Insurance)	3,580	203,201
Progress Software Corp.* (Software)	2,327	69,880
PS Business Parks, Inc. (REIT)	716	39,938
PSS World Medical, Inc.* (Healthcare-Products)	3,043	64,359
Quaker Chemical Corp. (Chemicals)	1,253	33,944
Quanex Building Products Corp. (Building Materials)	2,506	43,329
Quiksilver, Inc.* (Apparel)	14,678	54,309
RadiSys Corp.* (Computers)	1,432	13,633
RC2 Corp.* (Toys/Games/Hobbies)	1,253	20,186

See accompanying notes to the financial statements.

Financial Statements:: ProFund VP Small-Cap Value :: 69

Common Stocks, continued

	Shares	Value

Red Robin Gourmet Burgers, Inc.* (Retail)	1,611	$27,645
Res-Care, Inc.* (Healthcare-Services)	2,864	27,666
Rewards Network, Inc. (Commercial Services)	895	12,235
RLI Corp. (Insurance)	1,074	56,396
Robbins & Myers, Inc. (Machinery-Diversified)	3,759	81,721
Rogers Corp.* (Electronics)	1,790	49,708
RTI International Metals, Inc.* (Mining)	1,432	34,526
Ruby Tuesday, Inc.* (Retail)	7,339	62,382
Rudolph Technologies, Inc.* (Semiconductors)	1,790	13,515
Ruth’s Hospitality Group, Inc.* (Retail)	3,222	13,468
S&T Bancorp, Inc. (Banks)	2,685	53,056
Safety Insurance Group, Inc. (Insurance)	1,611	59,639
ScanSource, Inc.* (Distribution/Wholesale)	3,043	75,862
School Specialty, Inc.* (Retail)	1,790	32,345
Schulman (A.), Inc. (Chemicals)	3,580	67,877
SEACOR SMIT, Inc.* (Oil & Gas Services)	895	63,241
Seahawk Drilling, Inc.* (Oil & Gas)	1,253	12,179
Selective Insurance Group, Inc. (Insurance)	6,086	90,438
SFN Group, Inc.* (Commercial Services)	5,907	32,252
Simmons First National Corp.—Class A (Banks)	1,611	42,305
Simpson Manufacturing Co., Inc. (Building Materials)	4,296	105,467
Skechers U.S.A., Inc.—Class A* (Apparel)	1,253	45,760
Skyline Corp. (Home Builders)	716	12,895
SkyWest, Inc. (Airlines)	6,265	76,558
Smith Corp. (Miscellaneous Manufacturing)	1,074	51,756
Sonic Automotive, Inc.* (Retail)	2,864	24,516
Sonic Solutions* (Electronics)	1,432	11,957
South Financial Group, Inc. (Banks)	24,523	6,683
South Jersey Industries, Inc. (Gas)	3,401	146,107
Southwest Gas Corp. (Gas)	5,191	153,134
Sovran Self Storage, Inc. (REIT)	1,611	55,467
Spartan Motors, Inc. (Auto Parts & Equipment)	1,790	7,518
Spartan Stores, Inc. (Food)	2,506	34,382
Stage Stores, Inc. (Retail)	4,296	45,881
Standard Microsystems Corp.* (Semiconductors)	1,432	33,337
Standard Motor Products, Inc. (Auto Parts & Equipment)	2,148	17,334
Standard Pacific Corp.* (Home Builders)	11,277	37,552
Standex International Corp. (Miscellaneous Manufacturing)	1,253	31,764
StarTek, Inc.* (Commercial Services)	537	2,094
Stein Mart, Inc.* (Retail)	1,432	8,921
Stepan Co. (Chemicals)	358	24,498
Sterling Bancorp (Banks)	3,043	27,387
Sterling Bancshares, Inc. (Banks)	11,635	54,801
Stewart Information Services Corp. (Insurance)	1,969	17,760
Stone Energy Corp.* (Oil & Gas)	2,685	29,965
Superior Industries International, Inc. (Auto Parts & Equipment)	2,506	33,681
Supertex, Inc.* (Semiconductors)	716	17,657
Susquehanna Bancshares, Inc. (Banks)	14,678	122,268
Swift Energy Co.* (Oil & Gas)	2,327	62,620
SWS Group, Inc. (Diversified Financial Services)	3,222	30,609
Symmetricom, Inc.* (Telecommunications)	3,043	15,489
Symmetry Medical, Inc.* (Healthcare-Products)	4,117	43,393
SYNNEX Corp.* (Software)	2,327	59,618
Take-Two Interactive Software, Inc.* (Software)	9,666	86,994
Tanger Factory Outlet Centers, Inc. (REIT)	1,969	81,477
Technitrol, Inc. (Electronics)	4,654	14,707
Tekelec* (Telecommunications)	4,296	56,879
Teledyne Technologies, Inc.* (Aerospace/Defense)	2,148	82,870
Texas Industries, Inc. (Building Materials)	3,043	89,890
The Cato Corp.—Class A (Retail)	1,790	39,416
The Children’s Place Retail Stores, Inc.* (Retail)	3,043	133,953
The Finish Line, Inc.—Class A (Retail)	6,086	84,778
The Geo Group, Inc.* (Commercial Services)	5,549	115,142
The Great Atlantic & Pacific Tea Co., Inc.* (Food)	3,043	11,868
The Hain Celestial Group, Inc.* (Food)	4,654	93,871
The Men’s Wearhouse, Inc. (Retail)	2,685	49,297
The Nautilus Group, Inc.* (Leisure Time)	2,327	3,537
The Navigators Group, Inc.* (Insurance)	716	29,449
The Pep Boys-Manny, Moe & Jack (Retail)	5,191	45,992
The Standard Register Co. (Household Products/Wares)	1,432	4,496
THQ, Inc.* (Software)	5,191	22,425
Tollgrade Communications, Inc.* (Telecommunications)	1,432	9,022
Tompkins Financial Corp. (Banks)	358	13,515
Toro Co. (Housewares)	1,790	87,925
Tredegar Corp. (Miscellaneous Manufacturing)	2,327	37,977
Triumph Group, Inc. (Aerospace/Defense)	716	47,707
TrueBlue, Inc.* (Commercial Services)	5,012	56,084
TrustCo Bank Corp. NY (Banks)	5,549	31,074
Tuesday Morning Corp.* (Retail)	3,580	14,284
UIL Holdings Corp. (Electric)	3,401	85,127
Ultratech Stepper, Inc.* (Semiconductors)	1,432	23,299
UMB Financial Corp. (Banks)	1,611	57,287
Umpqua Holdings Corp. (Banks)	13,067	150,009
UniFirst Corp. (Textiles)	537	23,639
Unisource Energy Corp. (Electric)	4,117	124,251
United Bankshares, Inc. (Banks)	4,296	102,846
United Community Banks, Inc.* (Banks)	9,487	37,474
United Fire & Casualty Co. (Insurance)	2,506	49,669
United Natural Foods, Inc.* (Food)	4,833	144,410
United Online, Inc. (Internet)	6,444	37,117
United Stationers, Inc.* (Distribution/Wholesale)	2,685	146,252
Universal Forest Products, Inc. (Building Materials)	2,148	65,106
Universal Technical Institute, Inc.* (Commercial Services)	1,074	25,389
Urstadt Biddle Properties—Class A (REIT)	1,432	23,098
USA Mobility, Inc. (Telecommunications)	1,611	20,814
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	4,117	117,993
Viad Corp. (Commercial Services)	2,327	41,072
Vicor Corp.* (Electrical Components & Equipment)	895	11,179
ViroPharma, Inc.* (Pharmaceuticals)	8,771	98,323
Volt Information Sciences, Inc.* (Commercial Services)	1,253	10,525
Watsco, Inc. (Distribution/Wholesale)	2,148	124,412
Watts Water Technologies, Inc.—Class A (Electronics)	1,432	41,041
Wausau-Mosinee Paper Corp.* (Forest Products & Paper)	5,549	37,567
WD-40 Co. (Household Products/Wares)	895	29,893
West Pharmaceutical Services, Inc. (Healthcare-Products)	1,253	45,722
Whitney Holding Corp. (Banks)	10,919	101,001
Wilshire Bancorp, Inc. (Banks)	2,148	18,795
Winnebago Industries, Inc.* (Home Builders)	1,611	16,013
Wintrust Financial Corp. (Banks)	3,401	113,389
Wolverine World Wide, Inc. (Apparel)	1,969	49,658
World Fuel Services Corp. (Retail)	6,802	176,444
Zale Corp.* (Retail)	2,685	4,242
Zep, Inc. (Chemicals)	1,432	24,974

TOTAL COMMON STOCKS (Cost $17,053,029)		21,686,740

See accompanying notes to the financial statements.

70 :: ProFund VP Small-Cap Value :: Financial Statements

Rights/Warrants(NM)
	Shares	Value

Hanmi Financial Corp., expiring 7/13/10 @ $1.20	7,904	$474

TOTAL RIGHTS/WARRANTS (Cost $3,323)		474

TOTAL INVESTMENT SECURITIES (Cost $17,056,352)—101.0%		21,687,214
Net other assets (liabilities)—(1.0)%		(223,401)

NET ASSETS—100.0%		$21,463,813

*	Non-income producing security
NM	Not meaningful, amount is less than 0.05%.
ProFund VP Small-Cap Value invested in the following industries as of June 30, 2010:

		% of
	Value	Net Assets

Advertising	$50,406	0.2%
Aerospace/Defense	731,778	3.4%
Agriculture	36,323	0.2%
Airlines	76,558	0.4%
Apparel	354,607	1.6%
Auto Parts & Equipment	75,846	0.3%
Banks	2,386,999	11.1%
Biotechnology	133,399	0.6%
Building Materials	512,382	2.4%
Chemicals	509,784	2.4%
Commercial Services	1,191,006	5.5%
Computers	250,058	1.2%
Distribution/Wholesale	551,535	2.6%
Diversified Financial Services	167,631	0.8%
Electric	666,685	3.1%
Electrical Components & Equipment	185,414	0.9%
Electronics	826,618	3.8%
Energy-Alternate Sources	19,318	0.1%
Engineering & Construction	302,571	1.4%
Entertainment	40,640	0.2%
Environmental Control	33,179	0.1%
Food	441,655	2.1%
Forest Products & Paper	186,964	0.9%
Gas	827,867	3.9%
Healthcare-Products	519,593	2.4%
Healthcare-Services	738,707	3.4%
Home Builders	143,723	0.7%
Home Furnishings	62,676	0.3%
Household Products/Wares	202,351	0.9%
Housewares	87,925	0.4%
Insurance	859,995	4.0%
Internet	77,557	0.4%
Iron/Steel	54,908	0.2%
Leisure Time	189,517	0.9%
Lodging	34,706	0.2%
Machinery-Construction & Mining	59,564	0.3%
Machinery-Diversified	488,423	2.3%
Media	54,496	0.2%
Metal Fabricate/Hardware	211,153	1.0%
Mining	112,886	0.5%
Miscellaneous Manufacturing	779,639	3.6%
Office Furnishings	69,209	0.3%
Oil & Gas	379,908	1.8%
Oil & Gas Services	128,512	0.6%
Pharmaceuticals	151,744	0.7%
REIT	1,712,986	8.0%
Retail	1,870,976	8.7%
Savings & Loans	57,040	0.3%
Semiconductors	577,945	2.7%
Software	335,846	1.6%
Storage/Warehousing	20,399	0.1%
Telecommunications	584,748	2.7%
Textiles	64,299	0.3%
Toys/Games/Hobbies	63,944	0.3%
Transportation	396,550	1.8%
Water	35,592	0.2%
Other**	(222,927)	(1.0)%

Total	$21,463,813	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap Value :: 71

Statement of Assets and Liabilities (unaudited) :: June 30, 2010

Assets:
Total Investment Securities, at cost	$17,056,352

Securities, at value	21,687,214

Total Investment Securities, at value	21,687,214
Dividends receivable	29,324
Receivable for capital shares issued	2,648
Receivable for investments sold	2,789,042
Prepaid expenses	551

Total Assets	24,508,779

Liabilities:
Cash overdraft	119,031
Payable for investments purchased	46,440
Payable for capital shares redeemed	2,827,527
Advisory fees payable	7,553
Management services fees payable	1,007
Administration fees payable	887
Administrative services fees payable	9,692
Distribution fees payable	8,071
Trustee fees payable	1
Transfer agency fees payable	3,577
Fund accounting fees payable	1,925
Compliance services fees payable	200
Other accrued expenses	19,055

Total Liabilities	3,044,966

Net Assets	$21,463,813

Net Assets consist of:
Capital	$37,483,679
Accumulated net investment income (loss)	(53,777)
Accumulated net realized gains (losses) on investments	(20,596,951)
Net unrealized appreciation (depreciation) on investments	4,630,862

Net Assets	$21,463,813

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	985,508

Net Asset Value (offering and redemption price per share)	$21.78

Statement of Operations (unaudited) :: For the six months ended June 30, 2010

Investment Income:
Dividends	$243,764
Interest	37

Total Investment Income	243,801

Expenses:
Advisory fees	132,848
Management services fees	17,713
Administration fees	6,205
Transfer agency fees	8,772
Administrative services fees	57,855
Distribution fees	44,282
Custody fees	28,853
Fund accounting fees	13,083
Trustee fees	180
Compliance services fees	165
Other fees	22,183

Total Gross Expenses before reductions	332,139
Less Expenses reduced by the Advisor	(34,561)

Total Net Expenses	297,578

Net Investment Income (Loss)	(53,777)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(406,189)
Change in net unrealized appreciation/depreciation on investments	(923,509)

Net Realized and Unrealized Gains (Losses) on Investments	(1,329,698)

Change in Net Assets Resulting from Operations	$(1,383,475)

See accompanying notes to the financial statements.

72 :: ProFund VP Small-Cap Value :: Financial Statements

Statements of Changes in Net Assets

	For the
	six months ended	For the
	June 30, 2010	year ended
	(unaudited)	December 31, 2009

From Investment Activities:
Operations:
Net investment income (loss)	$(53,777)	$52,497
Net realized gains (losses) on investments	(406,189)	(1,048,366)
Change in net unrealized appreciation/depreciation on investments	(923,509)	2,487,549

Change in net assets resulting from operations	(1,383,475)	1,491,680

Distributions to Shareholders From:
Net investment income	(52,497)	(81,880)

Change in net assets resulting from distributions	(52,497)	(81,880)

Capital Transactions:
Proceeds from shares issued	75,688,683	80,187,328
Dividends reinvested	52,497	81,880
Value of shares redeemed	(74,142,468)	(79,231,308)

Change in net assets resulting from capital transactions	1,598,712	1,037,900

Change in net assets	162,740	2,447,700
Net Assets:
Beginning of period	21,301,073	18,853,373

End of period	$21,463,813	$21,301,073

Accumulated net investment income (loss)	$(53,777)	$52,497

Share Transactions:
Issued	$3,115,139	4,331,909
Reinvested	2,155	3,730
Redeemed	(3,083,402)	(4,395,894)

Change in shares	33,892	(60,255)

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Small-Cap Value :: 73

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the
	six months ended	For the	For the	For the	For the	For the
	June 30, 2010	year ended	year ended	year ended	year ended	year ended
	(unaudited)	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$22.38	$18.63	$28.81	$36.64	$32.88	$33.54

Investment Activities:
Net investment income (loss)(a)	(0.04)	0.05	0.07	(0.08)	(0.12)	(0.23)
Net realized and unrealized gains (losses) on investments	(0.54)	3.75	(8.41)	(2.27)	5.71	1.59

Total income (loss) from investment activities	(0.58)	3.80	(8.34)	(2.35)	5.59	1.36

Distributions to Shareholders From:
Net investment income	(0.02)	(0.05)	—	—	—	—
Net realized gains on investments	—	—	(1.84)	(5.48)	(1.83)	(2.02)

Total Distributions	(0.02)	(0.05)	(1.84)	(5.48)	(1.83)	(2.02)

Net Asset Value, End of Period	$21.78	$22.38	$18.63	$28.81	$36.64	$32.88

Total Return	(2.59)% (b)	20.40%	(30.68)%	(7.22)%	17.43%	4.00%
Ratios to Average Net Assets:
Gross expenses(c)	1.88%	2.03%	1.93%	1.76%	1.79%	1.91%
Net expenses(c)	1.68%	1.67%	1.63%	1.63%	1.75%	1.91%
Net Investment income (loss)(c)	(0.30)%	0.25%	0.28%	(0.21)%	(0.34)%	(0.69)%

Supplemental Data:
Net assets, end of period (000’s)	$21,464	$21,301	$18,853	$31,970	$102,760	$62,820
Portfolio turnover rate(d)	213% (b)	385%	459%	291%	436%	573%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

74 :: ProFund VP Small-Cap Growth :: Financial Statements

Investment Objective:   The ProFund VP Small-Cap Growth seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Citigroup Growth Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2010

Market Exposure

Investment Type	% of Net Assets

Equity Securities	101%

Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets

Skyworks Solutions, Inc.	1.6%
SM Energy Co.	1.4%
Salix Pharmaceuticals, Inc.	1.2%
Oil States International, Inc.	1.1%
Concur Technologies, Inc.	1.0%

S&P SmallCap 600/Citigroup Growth
Index - Composition
% of Index

Consumer Non-Cyclical	23%
Consumer Cyclical	17%
Technology	16%
Industrial	14%
Financial	13%
Communications	8%
Energy	6%
Basic Materials	2%
Utilities	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.9%)
	Shares	Value

AAON, Inc. (Building Materials)	1,324	$30,862
Abaxis, Inc.* (Healthcare-Products)	2,648	56,747
Acadia Realty Trust (REIT)	4,634	77,944
Actel Corp.* (Semiconductors)	1,324	16,974
Administaff, Inc. (Commercial Services)	1,324	31,988
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	1,324	16,272
Aerovironment, Inc.* (Aerospace/Defense)	1,655	35,963
Air Methods Corp.* (Healthcare-Services)	1,324	39,389
Align Technology, Inc.* (Healthcare-Products)	7,944	118,127
Allegiant Travel Co. (Airlines)	1,655	70,652
Almost Family, Inc.* (Healthcare-Services)	993	34,685
AMCOL International Corp. (Mining)	2,979	70,006
Amedisys, Inc.* (Healthcare-Services)	3,310	145,541
American Medical Systems Holdings, Inc.* (Healthcare-Products)	9,268	205,008
American Public Education, Inc.* (Commercial Services)	993	43,394
American Science & Engineering, Inc. (Electronics)	331	25,225
American States Water Co. (Water)	993	32,908
AmSurg Corp.* (Healthcare-Services)	1,655	29,492
Analogic Corp. (Electronics)	331	15,064
Anixter International, Inc.* (Telecommunications)	1,655	70,503
Applied Signal Technology, Inc. (Telecommunications)	662	13,008
Arbitron, Inc. (Commercial Services)	2,979	76,352
ArQule, Inc.* (Biotechnology)	1,324	5,693
Arris Group, Inc.* (Telecommunications)	7,613	77,576
ATC Technology Corp.* (Auto Parts & Equipment)	993	16,007
ATMI, Inc.* (Semiconductors)	1,986	29,075
AZZ, Inc. (Miscellaneous Manufacturing)	1,324	48,683
Badger Meter, Inc. (Electronics)	993	38,419
Balchem Corp. (Chemicals)	3,310	82,750
Baldor Electric Co. (Hand/Machine Tools)	4,965	179,137
Bank of the Ozarks, Inc. (Banks)	662	23,481
Belden, Inc. (Electrical Components & Equipment)	2,648	58,256
Big 5 Sporting Goods Corp. (Retail)	2,648	34,795
Bio-Reference Laboratories, Inc.* (Healthcare-Services)	2,648	58,706
BioMed Realty Trust, Inc. (REIT)	6,289	101,190
BJ’s Restaurants, Inc.* (Retail)	2,317	54,681
Blackbaud, Inc. (Software)	5,296	115,294
Blue Coat Systems, Inc.* (Internet)	4,965	101,435
Blue Nile, Inc.* (Internet)	1,655	77,917
Boston Beer Co., Inc.—Class A* (Beverages)	993	66,978
Brady Corp.—Class A (Electronics)	2,979	74,237
Brookline Bancorp, Inc. (Savings & Loans)	2,979	26,454
Brooks Automation, Inc.* (Semiconductors)	3,641	28,145
Brush Engineered Materials, Inc.* (Mining)	993	19,840
Buckeye Technologies, Inc.* (Forest Products & Paper)	2,317	23,054
Buffalo Wild Wings, Inc.* (Retail)	1,986	72,648
Cabot Microelectronics Corp.* (Chemicals)	993	34,348
Cal-Maine Foods, Inc. (Food)	1,324	42,275
Calavo Growers, Inc. (Food)	1,324	23,779
Calgon Carbon Corp.* (Environmental Control)	3,972	52,589
California Pizza Kitchen, Inc.* (Retail)	2,979	45,132
Cantel Medical Corp. (Healthcare-Products)	1,324	22,111
Capella Education Co.* (Commercial Services)	1,655	134,634
CARBO Ceramics, Inc. (Oil & Gas Services)	2,317	167,264
Carter’s, Inc.* (Apparel)	3,972	104,265
Cash America International, Inc. (Retail)	3,641	124,777
Catalyst Health Solutions, Inc.* (Pharmaceuticals)	4,634	159,873
Cbeyond, Inc.* (Telecommunications)	3,310	41,375
CEC Entertainment, Inc.* (Retail)	2,648	93,368
Chemed Corp. (Commercial Services)	1,655	90,429
CIRCOR International, Inc. (Metal Fabricate/Hardware)	662	16,934
City Holding Co. (Banks)	662	18,457
Clarcor, Inc. (Miscellaneous Manufacturing)	2,648	94,057
Cogent, Inc.* (Electronics)	1,655	14,912
Cognex Corp. (Machinery-Diversified)	2,648	46,552
Coinstar, Inc.* (Commercial Services)	3,641	156,454
Commvault Systems, Inc.* (Software)	5,296	119,160
Compellent Technologies, Inc.* (Computers)	2,648	32,094
Computer Programs & Systems, Inc. (Software)	993	40,634
comScore, Inc.* (Internet)	2,979	49,064
Concur Technologies, Inc.* (Software)	5,296	226,033
Consolidated Graphics, Inc.* (Commercial Services)	662	28,625

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap Growth :: 75

Common Stocks, continued
	Shares	Value

Cooper Cos., Inc. (Healthcare-Products)	5,627	$223,898
CorVel Corp.* (Commercial Services)	662	22,369
Cracker Barrel Old Country Store, Inc. (Retail)	2,648	123,291
Crocs, Inc.* (Apparel)	10,261	108,561
CryoLife, Inc.* (Biotechnology)	1,324	7,136
CSG Systems International, Inc.* (Software)	3,972	72,807
Cubic Corp. (Electronics)	662	24,084
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	6,951	143,191
Curtiss-Wright Corp. (Aerospace/Defense)	2,317	67,286
Cyberonics, Inc.* (Healthcare-Products)	2,648	62,705
CyberSource Corp.* (Internet)	8,606	219,711
Cymer, Inc.* (Electronics)	3,641	109,376
Cypress Semiconductor Corp.* (Semiconductors)	20,191	202,718
Daktronics, Inc. (Electronics)	2,317	17,377
Darling International, Inc.* (Environmental Control)	9,930	74,574
DealerTrack Holdings, Inc.* (Internet)	4,965	81,674
Deckers Outdoor Corp.* (Apparel)	1,324	189,160
Delphi Financial Group, Inc.—Class A (Insurance)	2,979	72,717
Deltic Timber Corp. (Forest Products & Paper)	331	13,836
DG Fastchannel, Inc.* (Media)	1,986	64,704
Diamond Foods, Inc. (Food)	993	40,812
DiamondRock Hospitality Co. (REIT)	18,867	155,087
Dime Community Bancshares, Inc. (Savings & Loans)	993	12,244
DineEquity, Inc.* (Retail)	993	27,725
Diodes, Inc.* (Semiconductors)	4,303	68,289
Dionex Corp.* (Electronics)	1,986	147,878
Drill-Quip, Inc.* (Oil & Gas Services)	3,641	160,277
DSP Group, Inc.* (Semiconductors)	993	6,345
DTS, Inc.* (Home Furnishings)	1,986	65,280
Eagle Materials, Inc.—Class A (Building Materials)	2,317	60,080
EastGroup Properties, Inc. (REIT)	1,655	58,885
Ebix, Inc.* (Software)	3,641	57,091
Eclipsys Corp.* (Software)	6,951	124,006
eHealth, Inc.* (Insurance)	2,648	30,108
El Paso Electric Co.* (Electric)	2,317	44,834
Emergent Biosolutions, Inc.* (Biotechnology)	662	10,817
Entertainment Properties Trust (REIT)	2,979	113,411
Enzo Biochem, Inc.* (Biotechnology)	3,972	16,166
Epicor Software Corp.* (Software)	5,627	44,960
EPIQ Systems, Inc.* (Software)	2,648	34,239
eResearchTechnology, Inc.* (Internet)	4,965	39,124
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	1,655	42,616
Exar Corp.* (Semiconductors)	2,648	18,351
Exponent, Inc.* (Commercial Services)	1,655	54,152
Extra Space Storage, Inc. (REIT)	3,972	55,211
EZCORP, Inc.—Class A* (Retail)	3,310	61,400
FARO Technologies, Inc.* (Electronics)	1,986	37,158
FEI Co.* (Electronics)	2,979	58,716
First Cash Financial Services, Inc.* (Retail)	2,979	64,942
First Financial Bancorp (Banks)	2,648	39,588
First Financial Bankshares, Inc. (Banks)	1,324	63,671
Forestar Group, Inc.* (Real Estate)	4,303	77,282
Forrester Research, Inc.* (Commercial Services)	1,655	50,080
Forward Air Corp. (Transportation)	3,310	90,197
Fuller (H.B.) Co. (Chemicals)	1,986	37,714
GenCorp, Inc.* (Aerospace/Defense)	5,958	26,096
Genesco, Inc.* (Retail)	1,324	34,834
Genoptix, Inc.* (Healthcare-Services)	1,986	34,159
Greatbatch, Inc.* (Electrical Components & Equipment)	1,655	36,923
Gulf Island Fabrication, Inc. (Oil & Gas Services)	1,655	25,686
Haemonetics Corp.* (Healthcare-Products)	1,655	88,576
Hancock Holding Co. (Banks)	1,655	55,211
Healthcare Realty Trust, Inc. (REIT)	2,979	65,449
Healthcare Services Group, Inc. (Commercial Services)	2,979	56,452
Healthways, Inc.* (Healthcare-Services)	3,972	47,346
Heartland Express, Inc. (Transportation)	3,310	48,061
Heidrick & Struggles International, Inc. (Commercial Services)	1,986	45,321
Hi-Tech Pharmacal Co., Inc.* (Pharmaceuticals)	993	22,750
Hibbett Sports, Inc.* (Retail)	3,310	79,308
Hillenbrand, Inc. (Commercial Services)	3,310	70,801
Hittite Microwave Corp.* (Semiconductors)	2,648	118,471
HMS Holdings Corp.* (Commercial Services)	3,310	179,468
Holly Corp. (Oil & Gas)	2,648	70,384
Home Bancshares, Inc. (Banks)	993	22,650
Home Properties, Inc. (REIT)	2,317	104,427
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	2,648	38,661
HSN, Inc.* (Retail)	4,634	111,216
Hub Group, Inc.—Class A* (Transportation)	1,986	59,600
Iconix Brand Group, Inc.* (Apparel)	8,606	123,668
ICU Medical, Inc.* (Healthcare-Products)	662	21,297
II-VI, Inc.* (Electronics)	2,979	88,268
Integra LifeSciences Holdings* (Biotechnology)	2,317	85,729
Integral Systems, Inc.* (Computers)	993	6,306
Interactive Intelligence, Inc.* (Software)	1,324	21,753
Interval Leisure Group, Inc.* (Leisure Time)	4,634	57,693
Intevac, Inc.* (Machinery-Diversified)	2,648	28,254
inVentiv Health, Inc.* (Advertising)	1,655	42,368
Investment Technology Group, Inc.* (Diversified Financial Services)	3,310	53,159
ION Geophysical Corp.* (Oil & Gas Services)	9,268	32,253
IPC The Hospitalist Co.* (Healthcare-Services)	1,655	41,540
J & J Snack Foods Corp. (Food)	662	27,870
j2 Global Communications, Inc.* (Internet)	5,296	115,665
JDA Software Group, Inc.* (Software)	4,303	94,580
Jo-Ann Stores, Inc.* (Retail)	1,986	74,495
John Bean Technologies Corp. (Miscellaneous Manufacturing)	1,986	30,286
Jos. A. Bank Clothiers, Inc.* (Retail)	1,986	107,224
Kaydon Corp. (Metal Fabricate/Hardware)	2,317	76,137
Keithley Instruments, Inc. (Electronics)	662	5,845
Kensey Nash Corp.* (Healthcare-Products)	993	23,544
Kid Brands, Inc.* (Household Products/Wares)	993	6,981
Kilroy Realty Corp. (REIT)	2,648	78,725
Knight Transportation, Inc. (Transportation)	3,972	80,393
Kopin Corp.* (Semiconductors)	7,944	26,930
Kulicke & Soffa Industries, Inc.* (Semiconductors)	3,972	27,883
La-Z-Boy, Inc.* (Home Furnishings)	2,979	22,134
Lance, Inc. (Food)	1,986	32,749
Landauer, Inc. (Commercial Services)	331	20,151
LaSalle Hotel Properties (REIT)	5,296	108,939
LHC Group, Inc.* (Healthcare-Services)	1,655	45,926
Lindsay Manufacturing Co. (Machinery-Diversified)	662	20,979
Littelfuse, Inc.* (Electrical Components & Equipment)	1,655	52,315
LSB Industries, Inc.* (Miscellaneous Manufacturing)	662	8,811
LTC Properties, Inc. (REIT)	1,324	32,133
Lufkin Industries, Inc. (Oil & Gas Services)	3,641	141,963
Lumber Liquidators Holdings, Inc.* (Retail)	1,655	38,611
Maidenform Brands, Inc.* (Apparel)	1,655	33,696
Manhattan Associates, Inc.* (Computers)	2,648	72,952
MAXIMUS, Inc. (Commercial Services)	1,986	114,930
Medical Properties Trust, Inc. (REIT)	13,571	128,110
Medifast, Inc.* (Commercial Services)	1,655	42,881
Mercury Computer Systems, Inc.* (Computers)	2,648	31,061
Meridian Bioscience, Inc. (Healthcare-Products)	2,648	45,016
Merit Medical Systems, Inc.* (Healthcare-Products)	1,986	31,915
Methode Electronics, Inc. (Electronics)	1,324	12,896

See accompanying notes to the financial statements.

76 :: ProFund VP Small-Cap Growth :: Financial Statements

Common Stocks, continued
	Shares	Value

Micrel, Inc. (Semiconductors)	2,648	$26,957
Microsemi Corp.* (Semiconductors)	3,972	58,110
MicroStrategy, Inc.—Class A* (Software)	993	74,564
Mid-America Apartment Communities, Inc. (REIT)	1,655	85,183
Midas, Inc.* (Commercial Services)	662	5,078
Mobile Mini, Inc.* (Storage/Warehousing)	2,979	48,498
Monro Muffler Brake, Inc. (Commercial Services)	2,317	91,591
MTS Systems Corp. (Computers)	662	19,198
Multimedia Games, Inc.* (Leisure Time)	1,655	7,447
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	662	33,272
National Presto Industries, Inc. (Housewares)	331	30,737
National Retail Properties, Inc. (REIT)	5,296	113,546
Natus Medical, Inc.* (Healthcare-Products)	3,310	53,920
NBT Bancorp, Inc. (Banks)	1,655	33,795
NCI, Inc.—Class A* (Computers)	331	7,474
Neogen Corp.* (Pharmaceuticals)	2,648	68,980
NETGEAR, Inc.* (Telecommunications)	4,303	76,766
NetScout Systems, Inc.* (Computers)	4,303	61,189
Network Equipment Technologies, Inc.* (Telecommunications)	1,655	5,776
Neutral Tandem, Inc.* (Telecommunications)	3,972	44,685
Newport Corp.* (Electronics)	1,655	14,994
Nolan Co.* (Media)	3,641	40,488
Northwest Natural Gas Co. (Gas)	993	43,265
NorthWestern Corp. (Electric)	993	26,017
Novatel Wireless, Inc.* (Telecommunications)	3,641	20,899
NTELOS Holdings Corp. (Telecommunications)	3,641	62,625
Nutri/System, Inc. (Commercial Services)	3,641	83,525
Odyssey Healthcare, Inc.* (Healthcare-Services)	3,972	106,132
OfficeMax, Inc.* (Retail)	3,641	47,551
Oil States International, Inc.* (Oil & Gas Services)	5,958	235,818
Old Dominion Freight Line, Inc.* (Transportation)	1,655	58,157
Omnicell, Inc.* (Software)	2,317	27,086
On Assignment, Inc.* (Commercial Services)	2,317	11,654
optionsXpress Holdings, Inc.* (Diversified Financial Services)	4,965	78,149
Orbital Sciences Corp.* (Aerospace/Defense)	2,648	41,759
OSI Systems, Inc.* (Electronics)	993	27,576
Oxford Industries, Inc. (Apparel)	662	13,856
P.F. Chang’s China Bistro, Inc. (Retail)	2,648	104,993
Papa John’s International, Inc.* (Retail)	1,324	30,611
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	4,303	111,706
PAREXEL International Corp.* (Commercial Services)	4,634	100,465
Park Electrochemical Corp. (Electronics)	993	24,239
Peet’s Coffee & Tea, Inc.* (Beverages)	1,324	51,993
Perficient, Inc.* (Internet)	3,641	32,441
Pericom Semiconductor Corp.* (Semiconductors)	2,979	28,598
PetMed Express, Inc. (Pharmaceuticals)	2,648	47,134
PetroQuest Energy, Inc.* (Oil & Gas)	3,310	22,376
Phase Forward, Inc.* (Software)	5,296	88,337
Phoenix Technologies, Ltd.* (Software)	1,986	5,740
Pinnacle Entertainment, Inc.* (Entertainment)	2,648	25,050
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	331	10,665
Plexus Corp.* (Electronics)	2,979	79,658
Polaris Industries, Inc. (Leisure Time)	3,972	216,951
PolyOne Corp.* (Chemicals)	5,296	44,592
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	1,986	132,625
Powell Industries, Inc.* (Electrical Components & Equipment)	662	18,099
Pre-Paid Legal Services, Inc.* (Commercial Services)	331	15,057
Progress Software Corp.* (Software)	2,317	69,579
PS Business Parks, Inc. (REIT)	993	55,390
PSS World Medical, Inc.* (Healthcare-Products)	3,310	70,006
Quality Systems, Inc. (Software)	2,317	134,363
Quanex Building Products Corp. (Building Materials)	1,655	28,615
Radiant Systems, Inc.* (Computers)	3,310	47,863
RadiSys Corp.* (Computers)	993	9,453
RC2 Corp.* (Toys/Games/Hobbies)	993	15,997
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	7,944	177,310
RehabCare Group, Inc.* (Healthcare-Services)	2,979	64,883
RLI Corp. (Insurance)	662	34,762
RTI International Metals, Inc.* (Mining)	1,986	47,882
Rudolph Technologies, Inc.* (Semiconductors)	1,655	12,495
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	6,951	271,298
Sanderson Farms, Inc. (Food)	2,317	117,565
Savient Pharmaceuticals, Inc.* (Biotechnology)	8,275	104,265
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	1,986	100,194
SEACOR SMIT, Inc.* (Oil & Gas Services)	1,655	116,942
Shuffle Master, Inc.* (Entertainment)	6,289	50,375
Sigma Designs, Inc.* (Semiconductors)	3,310	33,133
Signature Bank* (Banks)	4,965	188,720
Skechers U.S.A., Inc.—Class A* (Apparel)	2,648	96,705
Skyworks Solutions, Inc.* (Semiconductors)	21,515	361,237
SM Energy Co. (Oil & Gas)	7,613	305,738
Smith Corp. (Miscellaneous Manufacturing)	1,324	63,804
Smith Micro Software, Inc.* (Software)	3,641	34,626
Sonic Automotive, Inc.* (Retail)	1,655	14,167
Sonic Corp.* (Retail)	7,282	56,435
Sonic Solutions* (Electronics)	1,986	16,583
Sovran Self Storage, Inc. (REIT)	1,324	45,585
Spartan Motors, Inc. (Auto Parts & Equipment)	1,986	8,341
Stamps.com, Inc.* (Internet)	993	10,178
Standard Microsystems Corp.* (Semiconductors)	993	23,117
Stanley, Inc.* (Engineering & Construction)	1,986	74,237
StarTek, Inc.* (Commercial Services)	662	2,582
Stein Mart, Inc.* (Retail)	1,655	10,311
Stepan Co. (Chemicals)	331	22,650
Stifel Financial Corp.* (Diversified Financial Services)	3,641	157,983
Stone Energy Corp.* (Oil & Gas)	1,986	22,164
Stratasys, Inc.* (Computers)	2,317	56,906
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	2,317	33,203
Superior Well Services, Inc.* (Oil & Gas Services)	1,986	33,206
Supertex, Inc.* (Semiconductors)	662	16,325
SurModics, Inc.* (Healthcare-Products)	1,986	32,590
Swift Energy Co.* (Oil & Gas)	1,986	53,443
Sykes Enterprises, Inc.* (Computers)	4,965	70,652
Symmetricom, Inc.* (Telecommunications)	1,986	10,109
Synaptics, Inc.* (Computers)	3,972	109,230
Taleo Corp.—Class A* (Software)	4,634	112,560
Tanger Factory Outlet Centers, Inc. (REIT)	2,648	109,574
Tekelec* (Telecommunications)	3,310	43,824
Teledyne Technologies, Inc.* (Aerospace/Defense)	1,986	76,620
TeleTech Holdings, Inc.* (Commercial Services)	3,641	46,932
Tessera Technologies, Inc.* (Semiconductors)	5,958	95,626
Tetra Tech, Inc.* (Environmental Control)	7,613	149,291
TETRA Technologies, Inc.* (Oil & Gas Services)	9,268	84,153
Texas Roadhouse, Inc.—Class A* (Retail)	6,289	79,367
The Andersons, Inc. (Agriculture)	1,986	64,724
The Buckle, Inc. (Retail)	2,979	96,579
The Cato Corp.—Class A (Retail)	1,324	29,154
The Gymboree Corp.* (Apparel)	3,641	155,507
The Knot, Inc.* (Internet)	3,641	28,327
The Men’s Wearhouse, Inc. (Retail)	3,310	60,772
The Navigators Group, Inc.* (Insurance)	331	13,614
THQ, Inc.* (Software)	2,648	11,439
Tompkins Financial Corp. (Banks)	331	12,495
Toro Co. (Housewares)	1,655	81,294

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap Growth :: 77

Common Stocks, continued
	Shares	Value

Tower Group, Inc. (Insurance)	5,296	$114,023
TradeStation Group, Inc.* (Diversified Financial Services)	3,972	26,811
TreeHouse Foods, Inc.* (Food)	3,972	181,361
TriQuint Semiconductor, Inc.* (Semiconductors)	18,867	115,277
Triumph Group, Inc. (Aerospace/Defense)	993	66,164
True Religion Apparel, Inc.* (Apparel)	2,979	65,747
TrustCo Bank Corp. NY (Banks)	3,310	18,536
TTM Technologies, Inc.* (Electronics)	5,296	50,312
Tyler Technologies, Inc.* (Computers)	3,310	51,371
Ultratech Stepper, Inc.* (Semiconductors)	1,324	21,541
UMB Financial Corp. (Banks)	1,655	58,852
UniFirst Corp. (Textiles)	993	43,712
United Online, Inc. (Internet)	3,641	20,972
Universal Electronics, Inc.* (Home Furnishings)	1,655	27,523
Universal Technical Institute, Inc.* (Commercial Services)	993	23,475
Urstadt Biddle Properties—Class A (REIT)	993	16,017
USA Mobility, Inc. (Telecommunications)	662	8,553
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	4,634	132,810
Veeco Instruments, Inc.* (Semiconductors)	4,965	170,200
ViaSat, Inc.* (Telecommunications)	4,634	150,883
Vicor Corp.* (Electrical Components & Equipment)	1,324	16,537
Volcom, Inc.* (Apparel)	1,986	36,880
Watsco, Inc. (Distribution/Wholesale)	1,324	76,686
Watts Water Technologies, Inc.—Class A (Electronics)	1,986	56,919
WD-40 Co. (Household Products/Wares)	662	22,111
Websense, Inc.* (Internet)	5,296	100,094
West Pharmaceutical Services, Inc. (Healthcare-Products)	2,317	84,547
Winnebago Industries, Inc.* (Home Builders)	1,655	16,451
Wolverine World Wide, Inc. (Apparel)	3,972	100,174
World Acceptance Corp.* (Diversified Financial Services)	1,655	63,403
Wright Express Corp.* (Commercial Services)	4,634	137,630
Zep, Inc. (Chemicals)	662	11,545
Zoll Medical Corp.* (Healthcare-Products)	2,317	62,791
Zumiez, Inc.* (Retail)	2,317	37,327

TOTAL COMMON STOCKS (Cost $16,156,801)		22,588,456

TOTAL INVESTMENT SECURITIES (Cost $16,156,801)—100.9%		22,588,456
Net other assets (liabilities)—(0.9)%		(195,960)

NET ASSETS—100.0%		$22,392,496

*	Non-income producing security
ProFund VP Small-Cap Growth invested in the following industries as of June 30, 2010:

		% of
	Value	Net Assets

Advertising	$42,368	0.2%
Aerospace/Defense	313,888	1.4%
Agriculture	64,724	0.3%
Airlines	70,652	0.3%
Apparel	1,028,219	4.6%
Auto Parts & Equipment	24,348	0.1%
Banks	535,456	2.4%
Beverages	118,971	0.5%
Biotechnology	407,116	1.8%
Building Materials	119,557	0.5%
Chemicals	233,599	1.1%
Commercial Services	1,736,470	7.8%
Computers	575,749	2.6%
Distribution/Wholesale	109,958	0.5%
Diversified Financial Services	522,795	2.3%
Electric	70,851	0.3%
Electrical Components & Equipment	198,402	0.9%
Electronics	939,736	4.2%
Engineering & Construction	74,237	0.3%
Entertainment	75,425	0.3%
Environmental Control	276,454	1.2%
Food	466,411	2.1%
Forest Products & Paper	137,084	0.6%
Gas	43,265	0.2%
Hand/Machine Tools	179,137	0.8%
Healthcare-Products	1,202,798	5.4%
Healthcare-Services	647,799	2.9%
Home Builders	16,451	0.1%
Home Furnishings	114,937	0.5%
Household Products/Wares	29,092	0.1%
Housewares	112,031	0.5%
Insurance	265,224	1.2%
Internet	876,602	3.9%
Leisure Time	282,091	1.3%
Machinery-Diversified	95,785	0.4%
Media	105,192	0.5%
Metal Fabricate/Hardware	93,071	0.4%
Mining	137,728	0.6%
Miscellaneous Manufacturing	321,460	1.4%
Oil & Gas	474,105	2.1%
Oil & Gas Services	1,036,223	4.6%
Pharmaceuticals	824,932	3.7%
REIT	1,504,806	6.7%
Real Estate	77,282	0.4%
Retail	1,715,714	7.7%
Savings & Loans	38,698	0.2%
Semiconductors	1,638,607	7.3%
Software	1,508,851	6.7%
Storage/Warehousing	48,498	0.2%
Telecommunications	626,582	2.8%
Textiles	43,712	0.2%
Toys/Games/Hobbies	15,997	0.1%
Transportation	336,408	1.5%
Water	32,908	0.2%
Other**	(195,960)	(0.9)%

Total	$22,392,496	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

78 :: ProFund VP Small-Cap Growth :: Financial Statements

Statement of Assets and Liabilities (unaudited) :: June 30, 2010

Assets:
Total Investment Securities, at cost	$16,156,801

Securities, at value	22,588,456

Total Investment Securities, at value	22,588,456
Dividends receivable	15,943
Receivable for capital shares issued	2,286
Receivable for investments sold	2,046,911
Prepaid expenses	407

Total Assets	24,654,003

Liabilities:
Cash overdraft	90,934
Payable for capital shares redeemed	2,117,606
Advisory fees payable	9,738
Management services fees payable	1,298
Administration fees payable	818
Administrative services fees payable	7,383
Distribution fees payable	6,337
Trustee fees payable	1
Transfer agency fees payable	2,947
Fund accounting fees payable	1,775
Compliance services fees payable	152
Other accrued expenses	22,518

Total Liabilities	2,261,507

Net Assets	$22,392,496

Net Assets consist of:
Capital	$22,928,145
Accumulated net investment income (loss)	(139,494)
Accumulated net realized gains (losses) on investments	(6,827,810)
Net unrealized appreciation (depreciation) on investments	6,431,655

Net Assets	$22,392,496

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	990,937

Net Asset Value (offering and redemption price per share)	$22.60

Statement of Operations (unaudited) :: For the six months ended June 30, 2010

Investment Income:
Dividends	$126,429
Interest	31

Total Investment Income	126,460

Expenses:
Advisory fees	118,729
Management services fees	15,830
Administration fees	5,841
Transfer agency fees	8,350
Administrative services fees	52,380
Distribution fees	39,576
Custody fees	24,968
Fund accounting fees	12,365
Trustee fees	199
Compliance services fees	122
Other fees	17,291

Total Gross Expenses before reductions	295,651
Less Expenses reduced by the Advisor	(29,697)

Total Net Expenses	265,954

Net Investment Income (Loss)	(139,494)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	2,850,861
Change in net unrealized appreciation/depreciation on investments	(3,572,940)

Net Realized and Unrealized Gains (Losses) on Investments	(722,079)

Change in Net Assets Resulting from Operations	$(861,573)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap Growth :: 79

Statements of Changes in Net Assets

	For the
	six months ended	For the
	June 30, 2010	year ended
	(unaudited)	December 31, 2009

From Investment Activities:
Operations:
Net investment income (loss)	$(139,494)	$(335,463)
Net realized gains (losses) on investments	2,850,861	2,291,103
Change in net unrealized appreciation/depreciation on investments	(3,572,940)	5,171,486

Change in net assets resulting from operations	(861,573)	7,127,126

Distributions to Shareholders From:
Net realized gains on investments	—	(1,017,559)

Change in net assets resulting from distributions	—	(1,017,559)

Capital Transactions:
Proceeds from shares issued	39,843,858	98,822,114
Dividends reinvested	—	1,017,559
Value of shares redeemed	(56,800,362)	(91,156,782)

Change in net assets resulting from capital transactions	(16,956,504)	8,682,891

Change in net assets	(17,818,077)	14,792,458
Net Assets:
Beginning of period	40,210,573	25,418,115

End of period	$22,392,496	$40,210,573

Accumulated net investment income (loss)	$(139,494)	$—

Share Transactions:
Issued	1,666,750	5,224,629
Reinvested	—	46,421
Redeemed	(2,437,770)	(4,880,459)

Change in shares	(771,020)	390,591

See accompanying notes to the financial statements.

80 :: ProFund VP Small-Cap Growth :: Financial Highlights

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the
	six months ended	For the	For the	For the	For the	For the
	June 30, 2010	year ended	year ended	year ended	year ended	year ended
	(unaudited)	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$22.82	$18.53	$28.38	$32.53	$38.80	$36.08

Investment Activities:
Net investment income (loss)(a)	(0.10)	(0.20)	(0.26)	(0.42)	(0.51)	(0.38)
Net realized and unrealized gains (losses) on investments	(0.12)	5.03	(9.31)	1.93	3.31	3.10

Total income (loss) from investment activities	(0.22)	4.83	(9.57)	1.51	2.80	2.72

Distributions to Shareholders From:
Net realized gains on investments	—	(0.54)	(0.28)	(5.66)	(9.07)	—

Net Asset Value, End of Period	$22.60	$22.82	$18.53	$28.38	$32.53	$38.80

Total Return	(0.96)% (b)	26.17%	(34.03)%	4.06%	8.65%	7.54%

Ratios to Average Net Assets:
Gross expenses(c)	1.87%	1.91%	1.84%	1.73%	1.79%	1.85%
Net expenses(c)	1.68%	1.67%	1.63%	1.67%	1.77%	1.85%
Net Investment income (loss)(c)	(0.88)%	(1.06)%	(1.05)%	(1.26)%	(1.31)%	(1.03)%

Supplemental Data:
Net assets, end of period (000’s)	$22,392	$40,211	$25,418	$39,499	$81,479	$186,934
Portfolio turnover rate(d)	129% (b)	308%	398%	454%	472%	585%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Asia 30 :: 81

Investment Objective:   The ProFund VP Asia 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Asia 30 Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2010

Market Exposure

Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets

PetroChina Co., Ltd.	13.9%
China Mobile, Ltd.	8.8%
BHP Billiton, Ltd.	7.4%
China Life Insurance Co., Ltd.	6.1%
China Petroleum and
Chemical Corp.	6.0%

ProFunds Asia 30 Index - Composition

Industry Breakdown	% of Index

Communications	30%
Energy	27%
Financial	12%
Basic Materials	10%
Technology	10%
Industrial	6%
Consumer Non-Cyclical	5%

Country Breakdown

China	53%
Hong Kong	13%
India	12%
Australia	8%
Taiwan	7%
South Korea	5%
Singapore	2%

Schedule of Portfolio Investments (unaudited)

Common Stocks† (99.9%)
	Shares	Value

AU Optronics Corp. (Electronics)	108,920	$967,210
Baidu, Inc.* (Internet)	42,000	2,859,360
BHP Billiton, Ltd. (Mining)	73,920	4,582,301
China Life Insurance Co., Ltd. (Insurance)	58,520	3,815,504
China Mobile, Ltd. (Telecommunications)	110,320	5,450,911
China Petroleum and Chemical Corp. (Oil & Gas)	46,200	3,719,562
China Unicom, Ltd. (Telecommunications)	115,360	1,534,288
Chunghwa Telecom Co., Ltd. (Telecommunications)	64,680	1,273,549
CNOOC, Ltd. (Oil & Gas)	16,800	2,858,856
Ctrip.com International, Ltd.* (Internet)	48,160	1,808,890
Flextronics International, Ltd.* (Electronics)	248,360	1,390,816
Focus Media Holding, Ltd.* (Advertising)	113,120	1,756,754
HDFC Bank, Ltd. (Banks)	12,600	1,801,422
ICICI Bank, Ltd. (Banks)	42,280	1,527,999
Infosys Technologies, Ltd. (Software)	38,920	2,331,697
JA Solar Holdings Co., Ltd.* (Energy-Alternate Sources)	195,720	910,098
LDK Solar Co., Ltd.* (Energy-Alternate Sources)	102,760	531,269
Mindray Medical International, Ltd. (Healthcare-Products)	42,560	1,337,235
Netease.com, Inc.* (Internet)	29,400	932,274
New Oriental Education & Technology Group, Inc.* (Commercial Services)	17,080	1,591,685
PetroChina Co., Ltd. (Oil & Gas)	78,960	8,664,281
POSCO (Iron/Steel)	18,760	1,769,443
Satyam Computer Services, Ltd.* (Software)	361,200	1,856,568
Shanda Interactive Entertainment, Ltd.* (Internet)	17,360	688,671
SINA Corp.* (Internet)	31,920	1,125,499
SK Telecom Co., Ltd. (Telecommunications)	78,960	1,163,081
Sohu.com, Inc.* (Internet)	15,400	632,786
Suntech Power Holdings Co., Ltd.* (Energy-Alternate Sources)	59,640	546,899
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors)	201,040	1,962,150
Yingli Green Energy Holding Co., Ltd.* (Energy-Alternate Sources)	72,520	738,254

TOTAL COMMON STOCKS (Cost $29,634,604)		62,129,312

82 :: ProFund VP Asia 30 :: Financial Statements

Repurchase Agreements (0.7%)

	Principal
	Amount

Bank of America, 0.00%, 7/1/10, dated 6/30/10, with a repurchase price of $137,000 (Collateralized by $130,600 U.S. Treasury Notes, 3.63%, 8/15/19, market value $139,742)	$137,000	137,000
Deutsche Bank, 0.00%, 7/1/10, dated 6/30/10, with a repurchase price of $20,000 (Collateralized by $21,000 Federal National Mortgage Association, 0.28%‡, 1/24/11, market value $20,967)	20,000	20,000
HSBC, 0.00%, 7/1/10, dated 6/30/10, with a repurchase price of $246,000 (Collateralized by $251,000 Federal Home Loan Mortgage Corp., 1.00%, 11/18/11, market value $251,381)	246,000	246,000
UBS, 0.00%, 7/1/10, dated 6/30/10, with a repurchase price of $2,000 (Collateralized by $2,000 Federal National Mortgage Association, 5.25%, 8/1/12, market value $2,200)	2,000	2,000
UMB, 0.00%, 7/1/10, dated 6/30/10, with a repurchase price of $6,000 (Collateralized by $6,100 U.S. Treasury Notes, 2.00%, 9/30/10, market value $6,158)	6,000	6,000

See accompanying notes to the financial statements.

Value

TOTAL REPURCHASE AGREEMENTS (Cost $411,000)	$411,000

TOTAL INVESTMENT SECURITIES (Cost $30,045,604)—100.6%	62,540,312
Net other assets (liabilities)—(0.6)%	(358,899)

NET ASSETS—100.0%	$62,181,413

†	As of June 30, 2010, all securities in this portfolio were traded on U.S. exchanges.

*	Non-income producing security
‡	Represents the effective yield or interest rate in effect at June 30, 2010.

ProFund VP Asia 30 invested in the following industries as of June 30, 2010:

	Value	% of Net Assets

Advertising	$1,756,754	2.8%
Banks	3,329,421	5.4%
Commercial Services	1,591,685	2.6%
Electronics	2,358,026	3.8%
Energy-Alternate Sources	2,726,520	4.4%
Healthcare-Products	1,337,235	2.1%
Insurance	3,815,504	6.1%
Internet	8,047,480	12.9%
Iron/Steel	1,769,443	2.8%
Mining	4,582,301	7.4%
Oil & Gas	15,242,699	24.5%
Semiconductors	1,962,150	3.2%
Software	4,188,265	6.7%
Telecommunications	9,421,829	15.2%
Other**	52,101	0.1%

Total	$62,181,413	100.0%

ProFund VP Asia 30 invested in securities with exposure to the following countries as of June 30, 2010:

		% of
	Value	Net Assets

Australia	$4,582,301	7.4%
China	31,659,021	50.8%
Hong Kong	9,844,055	15.9%
India	7,517,686	12.1%
South Korea	2,932,524	4.7%
Singapore	1,390,816	2.2%
Taiwan	4,202,909	6.8%
Other**	52,101	0.1%

Total	$62,181,413	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Asia 30 :: 83

Statement of Assets and Liabilities (unaudited) :: June 30, 2010

Assets:
Total Investment Securities, at cost	$30,045,604

Securities, at value	62,129,312
Repurchase agreements, at value	411,000

Total Investment Securities, at value	62,540,312
Cash	58
Dividends receivable	364,323
Receivable for capital shares issued	40,952
Receivable for investments sold	3,326,980
Prepaid expenses	1,067

Total Assets	66,273,692

Liabilities:
Payable for capital shares redeemed	3,924,845
Advisory fees payable	32,511
Management services fees payable	4,335
Administration fees payable	2,179
Administrative services fees payable	23,115
Distribution fees payable	25,457
Trustee fees payable	3
Transfer agency fees payable	7,492
Fund accounting fees payable	4,728
Compliance services fees payable	407
Other accrued expenses	67,207

Total Liabilities	4,092,279

Net Assets	$62,181,413

Net Assets consist of:
Capital	$42,316,245
Accumulated net investment income (loss)	(42,523)
Accumulated net realized gains (losses) on investments	(12,587,017)
Net unrealized appreciation (depreciation) on investments	32,494,708

Net Assets	$62,181,413

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,237,156

Net Asset Value (offering and redemption price per share)	$50.26

Statement of Operations (unaudited) :: For the six months ended June 30, 2010

Investment Income:
Dividends	$710,115
Interest	58
Foreign tax withholding	(22,916)

Total Investment Income	687,257

Expenses:
Advisory fees	325,795
Management services fees	43,439
Administration fees	17,715
Transfer agency fees	25,573
Administrative services fees	124,846
Distribution fees	108,598
Custody fees	30,855
Fund accounting fees	34,522
Trustee fees	596
Compliance services fees	339
Other fees	56,066

Total Gross Expenses before reductions	768,344
Less Expenses reduced by the Advisor	(38,564)

Total Net Expenses	729,780

Net Investment Income (Loss)	(42,523)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	6,455,392
Change in net unrealized appreciation/depreciation on investments	(14,132,157)

Net Realized and Unrealized Gains (Losses) on Investments	(7,676,765)

Change in Net Assets Resulting from Operations	$(7,719,288)

See accompanying notes to the financial statements.

84 :: ProFund VP Asia 30 :: Financial Statements

Statements of Changes in Net Assets

	For the
	six months ended	For the
	June 30, 2010	year ended
	(unaudited)	December 31, 2009

From Investment Activities:
Operations:
Net investment income (loss)	$(42,523)	$72,405
Net realized gains (losses) on investments	6,455,392	(10,042,569)
Change in net unrealized appreciation/depreciation on investments	(14,132,157)	39,414,484

Change in net assets resulting from operations	(7,719,288)	29,444,320

Distributions to Shareholders From:
Net investment income	(72,405)	(869,798)
Net realized gains on investments	—	(11,623,305)

Change in net assets resulting from distributions	(72,405)	(12,493,103)

Capital Transactions:
Proceeds from shares issued	49,486,638	230,827,537
Dividends reinvested	72,405	12,493,103
Value of shares redeemed	(96,433,453)	(200,495,073)

Change in net assets resulting from capital transactions	(46,874,410)	42,825,567

Change in net assets	(54,666,103)	59,776,784
Net Assets:
Beginning of period	116,847,516	57,070,732

End of period	$62,181,413	$116,847,516

Accumulated net investment income (loss)	$(42,523)	$72,405

Share Transactions:
Issued	929,630	4,680,624
Reinvested	1,351	242,161
Redeemed	(1,869,736)	(4,197,102)

Change in shares	(938,755)	725,683

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Asia 30 :: 85

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the
	six months ended	For the	For the	For the	For the	For the
	June 30, 2010	Year ended	year ended	year ended	Year ended	year ended
	(unaudited)	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$53.70	$39.35	$90.97	$61.61	$44.47	$37.30

Investment Activities:
Net investment income (loss)(a)	(0.03)	0.04	0.52	0.32	0.07	0.40
Net realized and unrealized gains (losses) on investments	(3.37)	21.02	(44.39)	29.10	17.34	6.87

Total income (loss) from investment activities	(3.40)	21.06	(43.87)	29.42	17.41	7.27

Distributions to Shareholders From:
Net investment income	(0.04)	(0.47)	(0.58)	(0.06)	(0.27)	(0.10)
Net realized gains on investments	—	(6.24)	(7.17)	—	—	—

Total distributions	(0.04)	(6.71)	(7.75)	(0.06)	(0.27)	(0.10)

Net Asset Value, End of Period	$50.26	$53.70	$39.35	$90.97	$61.61	$44.47

Total Return	(6.33)% (b)	54.20%	(50.82)%	47.74%	39.29%	19.51%

Ratios to Average Net Assets:
Gross expenses(c)	1.77%	1.78%	1.69%	1.65%	1.71%	1.82%
Net expenses(c)	1.68%	1.67%	1.63%	1.60%	1.68% (d)	1.82%
Net Investment income (loss)(c)	(0.10)%	0.08%	0.76%	0.42%	0.13%	0.97%

Supplemental Data:
Net assets, end of period (000’s)	$62,181	$116,848	$57,071	$257,274	$182,177	$73,464
Portfolio turnover rate(e)	29% (b)	191%	177%	214%	161%	256%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	The ratio does not include a reduction of expenses paid indirectly. The net expense ratio to average net assets less the fees paid indirectly was 1.66% for the year ended December 31, 2006.
(e)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

86 :: ProFund VP Europe 30 :: Financial Statements

Investment Objective:   The ProFund VP Europe 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Europe 30 Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2010

Market Exposure
Investment Type	% of Net Assets

Equity Securities	99%
Futures Contracts	2%

Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

HSBC Holdings PLC	5.8%
BHP Billiton PLC	5.8%
Royal Dutch Shell PLC - Class A	5.6%
Novartis AG	5.4%
Vodafone Group PLC	4.7%

ProFunds Europe 30 Index - Composition
Industry Breakdown	% of Index

Consumer Non-Cyclical	30%
Basic Materials	18%
Financial	18%
Industrial	13%
Energy	9%
Communications	9%
Technology	3%

Country Breakdown

United Kingdom	36%
Switzerland	23%
Germany	10%
France	8%
Canada	6%
Luxembourg	5%
Netherlands	4%
Sweden	3%
Finland	2%
Ireland	2%
Greece	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks† (98.6%)
	Shares	Value

ABB, Ltd. (Engineering& Construction)	43,053	$743,956
ACE, Ltd. (Insurance)	12,192	627,644
Alcon, Inc. (Healthcare-Products)	6,096	903,366
ArcelorMittal (Iron/Steel)	24,765	662,711
AstraZeneca PLC (Pharmaceuticals)	20,955	987,609
Barclays PLC (Banks)	41,529	659,896
BHP Billiton PLC (Mining)	30,099	1,548,293
BP PLC (Oil & Gas)	30,480	880,262
Covidien PLC (Healthcare-Products)	16,002	642,960
Credit Suisse Group (Diversified Financial Services)	18,669	698,781
Deutsche Bank AG (Banks)	11,430	641,909
Diageo PLC (Beverages)	12,573	788,830
DryShips, Inc.* (Transportation)	62,865	224,428
GlaxoSmithKline PLC (Pharmaceuticals)	31,623	1,075,498
HSBC Holdings PLC (Banks)	34,290	1,563,281
Nokia, Corp. (Telecommunications)	55,626	453,352
Novartis AG (Pharmaceuticals)	29,718	1,435,974
Rio Tinto PLC (Mining)	19,812	863,803
Royal Dutch Shell PLC—Class A (Oil& Gas)	30,099	1,511,572
Sanofi-Aventis (Pharmaceuticals)	33,147	996,399
SAP AG (Software)	18,669	827,037
Siemens AG (Miscellaneous Manufacturing)	12,192	1,091,550
Telefonaktiebolaget LM Ericsson (Telecommunications)	72,009	793,539
Tenaris S.A. (Iron/Steel)	19,050	659,320
Total Fina S.A. (Oil& Gas)	24,384	1,088,502
Transocean, Ltd.* (Oil& Gas)	8,001	370,686
Tyco International, Ltd. (Miscellaneous Manufacturing)	19,812	697,977
UBS AG* (Diversified Financial Services)	51,816	685,007
Unilever N.V. (Food)	39,243	1,072,119
Vodafone Group PLC (Telecommunications)	60,579	1,252,168

TOTAL COMMON STOCKS
(Cost $21,259,072)		26,448,429

Repurchase Agreements (1.0%)
	Principal
	Amount

Bank of America, 0.00%, 7/1/10, dated 6/30/10, with a repurchase price of $84,000 (Collateralized by $80,100 U.S. Treasury Notes, 3.63%, 8/15/19, market value $85,707)	$84,000	84,000
Deutsche Bank, 0.00%, 7/1/10, dated 6/30/10, with a repurchase price of $12,000 (Collateralized by $13,000 Federal National Mortgage Association, 0.28%‡, 1/24/11, market value $12,980)	12,000	12,000
HSBC, 0.00%, 7/1/10, dated 6/30/10, with a repurchase price of $152,000 (Collateralized by $155,000 Federal Home Loan Mortgage Corp., 1.00%, 11/18/11, market value $155,236)	152,000	152,000
UBS, 0.00%, 7/1/10, dated 6/30/10, with a repurchase price of $1,000 (Collateralized by $1,000 U.S. Treasury Notes, 1.88%, 6/15/12, market value $1,026)	1,000	1,000

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Europe 30 :: 87

Repurchase Agreements, continued
	Principal
	Amount	Value

UMB, 0.00%, 7/1/10, dated 6/30/10, with a repurchase price of $5,000 (Collateralized by $5,100 U.S. Treasury Notes, 2.00%, 9/30/10, market value $5,148)	$5,000	$5,000

TOTAL REPURCHASE AGREEMENTS
(Cost $254,000)		254,000

TOTAL INVESTMENT SECURITIES
(Cost $21,513,072)—99.6%		26,702,429
Net other assets (liabilities)—0.4%		110,048

NET ASSETS—100.0%		$26,812,477

†	As of June 30, 2010, all securities in this portfolio were traded on U.S. exchanges.
*	Non-income producing security
‡	Represents the effective yield or interest rate in effect at June 30, 2010.

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini S&P 500 Futures Contract expiring 9/20/10 (Underlying notional amount at value $513,000)	10	$(41,648)

ProFund VP Europe 30 invested in the following industries as of June 30, 2010:

		% of
	Value	Net Assets

Banks	$2,865,086	10.7%
Beverages	788,830	2.9%
Diversified Financial Services	1,383,788	5.1%
Engineering & Construction	743,956	2.8%
Food	1,072,119	4.0%
Healthcare-Products	1,546,326	5.8%
Insurance	627,644	2.3%
Iron/Steel	1,322,031	4.9%
Mining	2,412,096	9.0%
Miscellaneous Manufacturing	1,789,527	6.7%
Oil & Gas	3,851,022	14.4%
Pharmaceuticals	4,495,480	16.7%
Software	827,037	3.1%
Telecommunications	2,499,059	9.4%
Transportation	224,428	0.8%
Other**	364,048	1.4%

Total	$26,812,477	100.0%

ProFund VP Europe 30 invested in securities with exposure to the following countries as of June 30, 2010:

		% of
	Value	Net Assets

Finland	$453,352	1.7%
France	2,084,901	7.8%
Germany	2,560,496	9.6%
Greece	224,428	0.8%
Ireland	642,960	2.4%
Luxembourg	1,322,031	4.9%
Netherlands	1,072,119	4.0%
Sweden	793,539	3.0%
Switzerland	6,163,391	22.9%
United Kingdom	11,131,212	41.5%
Other**	364,048	1.4%

Total	$26,812,477	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

88 :: ProFund VP Europe 30 :: Financial Statements

Statement of Assets and Liabilities (unaudited) :: June 30, 2010

Assets:
Total Investment Securities, at cost	$21,513,072

Securities, at value	26,448,429
Repurchase agreements, at value	254,000

Total Investment Securities, at value	26,702,429
Cash	54
Segregated cash balances with brokers for futures contracts	57,700
Dividends receivable	88,855
Receivable for capital shares issued	53,924
Prepaid expenses	603

Total Assets	26,903,565

Liabilities:
Variation margin on futures contracts	5,500
Advisory fees payable	15,067
Management services fees payable	2,009
Administration fees payable	907
Administrative services fees payable	11,499
Distribution fees payable	11,374
Trustee fees payable	1
Transfer agency fees payable	3,218
Fund accounting fees payable	1,968
Compliance services fees payable	209
Other accrued expenses	39,336

Total Liabilities	91,088

Net Assets	$26,812,477

Net Assets consist of:
Capital	$48,128,005
Accumulated net investment income (loss)	492,644
Accumulated net realized gains (losses) on investments	(26,955,881)
Net unrealized appreciation (depreciation) on investments	5,147,709

Net Assets	$26,812,477

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,560,189

Net Asset Value (offering and redemption price per share)	$17.19

Statement of Operations (unaudited) :: For the six months ended June 30, 2010

Investment Income:
Dividends	$723,717
Interest	171
Foreign tax withholding	(3,513)

Total Investment Income	720,375

Expenses:
Advisory fees	170,756
Management services fees	22,767
Administration fees	9,545
Transfer agency fees	13,591
Administrative services fees	69,914
Distribution fees	56,919
Custody fees	3,013
Fund accounting fees	18,291
Trustee fees	348
Compliance services fees	179
Other fees	31,996

Total Gross Expenses before reductions	397,319
Less Expenses reduced by the Advisor	(14,826)

Total Net Expenses	382,493

Net Investment Income (Loss)	337,882

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	1,913,947
Net realized gains (losses) on futures contracts	16,335
Change in net unrealized appreciation/depreciation on investments	(10,833,871)

Net Realized and Unrealized Gains (Losses) on Investments	(8,903,589)

Change in Net Assets Resulting from Operations	$(8,565,707)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Europe 30 :: 89

Statements of Changes in Net Assets

	For the
	six months ended	For the
	June 30, 2010	year ended
	(unaudited)	December 31, 2009

From Investment Activities:
Operations:
Net investment income (loss)	$337,882	$652,355
Net realized gains (losses) on investments	1,930,282	(5,452,794)
Change in net unrealized appreciation/depreciation on investments	(10,833,871)	14,864,519

Change in net assets resulting from operations	(8,565,707)	10,064,080

Distributions to Shareholders From:
Net investment income	(652,355)	(1,427,460)

Change in net assets resulting from distributions	(652,355)	(1,427,460)

Capital Transactions:
Proceeds from shares issued	21,194,518	92,890,019
Dividends reinvested	652,355	1,427,460
Value of shares redeemed	(48,431,788)	(71,745,674)

Change in net assets resulting from capital transactions	(26,584,915)	22,571,805

Change in net assets	(35,802,977)	31,208,425
Net Assets:
Beginning of period	62,615,454	31,407,029

End of period	$26,812,477	$62,615,454

Accumulated net investment income (loss)	$492,644	$652,355

Share Transactions:
Issued	1,050,463	5,097,910
Reinvested	31,348	69,328
Redeemed	(2,495,098)	(4,118,026)

Change in shares	(1,413,287)	1,049,212

See accompanying notes to the financial statements.

90 :: ProFund VP Europe 30 :: Financial Highlights

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the
	six months ended	For the	For the	For the	For the	For the
	June 30, 2010	year ended	year ended	year ended	year ended	year ended
	(unaudited)	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$21.06	$16.32	$35.53	$31.99	$27.96	$28.28

Investment Activities:
Net investment income (loss)(a)	0.15	0.27	0.60	0.31	0.64	0.13
Net realized and unrealized gains(losses) on investments	(3.77)	4.99	(14.76)	4.33	4.18	2.14

Total income (loss) from investment activities	(3.62)	5.26	(14.16)	4.64	4.82	2.27

Distributions to Shareholders From:
Net investment income	(0.25)	(0.52)	(0.63)	(0.78)	(0.12)	(0.04)
Net realized gains on investments	—	—	(4.42)	(0.32)	(0.67)	(2.55)

Total distributions	(0.25)	(0.52)	(5.05)	(1.10)	(0.79)	(2.59)

Net Asset Value, End of Period	$17.19	$21.06	$16.32	$35.53	$31.99	$27.96

Total Return	(17.40)% (b)	32.30%	(44.00)%	14.58%	17.51%	8.09%

Ratios to Average Net Assets:
Gross expenses(c)	1.75%	1.78%	1.70%	1.66%	1.69%	1.76%
Net expenses(c)	1.68%	1.67%	1.63%	1.61%	1.66%	1.76%
Net investment income (loss)(c)	1.49%	1.48%	2.12%	0.88%	2.12%	0.45%

Supplemental Data:
Net Assets, end of period (000’s)	$26,812	$62,615	$31,407	$131,721	$160,024	$120,469
Portfolio turnover rate(d)	34% (b)	150%	160%	280%	172%	230%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP International :: 91

Investment Objective:   The ProFund VP International seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East (“MSCI EAFE”) Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2010

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	35%
Swap Agreements	65%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The ProFund VP International primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index - Composition

Industry Breakdown	% of Index

Financial	24%
Industrial	12%
Consumer Non-Cyclical	11%
Consumer Cyclical	10%
Basic Materials	10%
Health Care	9%
Energy	7%
Telecommunication Services	6%
Utilities	6%
Information Technology	5%

Country Breakdown

Japan	24%
United Kingdom	21%
France	10%
Germany	8%
Australia	8%
Switzerland	8%
Spain	4%
Italy	3%
Netherlands	3%
Other	11%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements (98.2%)
	Principal
	Amount	Value

Bank of America, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $550,000 (Collateralized by $524,400 U.S. Treasury Notes, 3.63%, 8/15/19, market value $561,108)	$550,000	$550,000
Deutsche Bank, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $550,000 (Collateralized by $563,000 Federal National Mortgage Association, 0.28%‡, 1/24/11, market value $562,118)	550,000	550,000
HSBC, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $550,000 (Collateralized by $561,000 Federal Home Loan Mortgage Corp., 1.00%, 11/18/11, market value $561,853)	550,000	550,000
UBS, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $550,000 (Collateralized by $511,000 Federal National Mortgage Association, 5.25%, 8/1/12, market value $562,100)	550,000	550,000
UMB, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $547,000 (Collateralized by $552,800 U.S. Treasury Notes, 2.00%, 9/30/10, market value $558,044)	547,000	547,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,747,000)		2,747,000

TOTAL INVESTMENT SECURITIES
(Cost $2,747,000)—98.2%	2,747,000
Net other assets (liabilities)—1.8%	49,590

NET ASSETS—100.0%	$2,796,590

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of June 30, 2010, the aggregate amount held in a segregated account was $170,000.

‡	Represents the effective yield or interest rate in effect at June 30, 2010.

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini MSCI EAFE Futures Contract expiring 9/20/10 (Underlying notional amount at value $987,300)	15	$(74,528)

See accompanying notes to the financial statements.

92 :: ProFund VP International :: Financial Statements

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index	$841,827	$(36,416)
Equity Index Swap Agreement with UBS AG, based on the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index	970,017	(43,931)

		$(80,347)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP International :: 93

Statement of Assets and Liabilities (unaudited) :: June 30, 2010

Assets:
Total Investment Securities, at cost	$2,747,000

Repurchase agreements, at value	2,747,000

Total Investment Securities, at value	2,747,000
Cash	2,008
Segregated cash balances with brokers for futures contracts	146,325
Receivable for capital shares issued	2,450
Prepaid expenses	149

Total Assets	2,897,932

Liabilities:
Payable for capital shares redeemed	2,932
Unrealized loss on swap agreements	80,347
Variation margin on futures contracts	4,200
Advisory fees payable	1,467
Management services fees payable	196
Administration fees payable	80
Administrative services fees payable	4,431
Distribution fees payable	4,435
Transfer agency fees payable	406
Fund accounting fees payable	173
Compliance services fees payable	44
Other accrued expenses	2,631

Total Liabilities	101,342

Net Assets	$2,796,590

Net Assets consist of:
Capital	$4,645,955
Accumulated net investment income (loss)	(83,725)
Accumulated net realized gains (losses) on investments	(1,610,765)
Net unrealized appreciation (depreciation) on investments	(154,875)

Net Assets	$2,796,590

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	161,881

Net Asset Value (offering and redemption price per share)	$17.28

Statement of Operations (unaudited) :: For the six months ended June 30, 2010

Investment Income:
Interest	$3,678

Expenses:
Advisory fees	38,976
Management services fees	5,197
Administration fees	1,623
Transfer agency fees	2,224
Administrative services fees	12,823
Distribution fees	12,992
Custody fees	2,268
Fund accounting fees	2,937
Trustee fees	69
Compliance services fees	25
Other fees	4,342
Recoupment of prior expenses reduced by the Advisor	3,927

Total Expenses	87,403

Net Investment Income (Loss)	(83,725)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on futures contracts	(988,612)
Net realized gains (losses) on swap agreements	(682,562)
Change in net unrealized appreciation/depreciation on investments	(127,937)

Net Realized and Unrealized Gains (Losses) on Investments	(1,799,111)

Change in Net Assets Resulting from Operations	$(1,882,836)

See accompanying notes to the financial statements.

94 :: ProFund VP International :: Financial Statements

Statements of Changes in Net Assets

	For the
	six months ended	For the
	June 30, 2010	year ended
	(unaudited)	December 31, 2009

From Investment Activities:
Operations:
Net investment income (loss)	$(83,725)	$(124,187)
Net realized gains (losses) on investments	(1,671,174)	2,134,467
Change in net unrealized appreciation/depreciation on investments	(127,937)	(71,285)

Change in net assets resulting from operations	(1,882,836)	1,938,995

Distributions to Shareholders From:
Net investment income	—	(2,274)
Net realized gains on investments	(577,242)	—

Change in net assets resulting from distributions	(577,242)	(2,274)

Capital Transactions:
Proceeds from shares issued	10,479,290	25,688,954 (a)
Dividends reinvested	577,242	2,274
Value of shares redeemed	(18,958,798)	(15,486,858)

Change in net assets resulting from capital transactions	(7,902,266)	10,204,370

Change in net assets	(10,362,344)	12,141,091
Net Assets:
Beginning of period	13,158,934	1,017,843

End of period	$2,796,590	$13,158,934

Accumulated net investment income (loss)	$(83,725)	$—

Share Transactions:
Issued	542,148	1,388,256
Reinvested	28,733	109
Redeemed	(1,034,044)	(823,598)

Change in shares	(463,163)	564,767

(a)	Amount includes $5,850 related to a voluntary capital contribution from the Advisor in connection with an investment valuation adjustment.

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP International :: 95

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the				For the period
	six months ended	For the		For the	Aug. 31, 2007
	June 30, 2010	year ended		year ended	through
	(unaudited)	Dec. 31, 2009		Dec. 31, 2008	Dec. 31, 2007(a)

Net Asset Value, Beginning of Period	$21.05	$16.89		$30.68	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.16)	(0.32)		0.04	0.30
Net realized and unrealized gains (losses) on investments	(2.75)	4.38		(13.60)	0.38

Total income (loss) from investment activities	(2.91)	4.06		(13.56)	0.68

Capital Transactions:	—	0.10	(c)	—	—

Distributions to Shareholders From:
Net investment income	—	—	(d)	(0.23)	—
Net realized gains on investments	(0.86)	—		—	—

Total distributions	(0.86)	—	(d)	(0.23)	—

Net Asset Value, End of Period	$17.28	$21.05		$16.89	$30.68

Total Return	(14.39)% (e)	24.65%	(c)	(44.40)%	2.27%	(e)

Ratios to Average Net Assets:
Gross expenses(f)	1.68%	1.69%		1.87%	1.76%
Net expenses(f)	1.68%	1.68%		1.63%	1.63%
Net investment income (loss)(f)	(1.61)%	(1.62)%		0.19%	2.95%

Supplemental Data:
Net assets, end of period (000’s)	$2,797	$13,159		$1,018	$483
Portfolio turnover rate(g)	—	—		—	—

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)
The amounts include a voluntary capital contribution from the Advisor in connection with an investment valuation adjustment. The contribution represented $0.10 to the net asset value and 0.66% to the total return. Without this contribution, the net asset value and total return would be lower.

(d)	Amount is less than $0.005.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

96 :: ProFund VP Emerging Markets :: Financial Statements

Investment Objective:   The ProFund VP Emerging Markets seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Bank of New York Mellon Emerging Markets 50 ADR Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2010

Market Exposure
Investment Type	% of Net Assets

Equity Securities	80%
Swap Agreements	29%

Total Exposure	109%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Petroleo Brasileiro S.A.	4.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.3%
Vale S.A.	4.2%
Itau Unibanco Holding S.A.	4.1%
Petroleo Brasileiro S.A.	3.8%

Bank of New York Mellon Emerging Markets 50 ADR Index - Composition

Industry Breakdown	% of Index

Communications	21%
Energy	20%
Basic Materials	19%
Financial	19%
Technology	11%
Consumer Non-Cyclical	4%
Industrial	3%
Utilities	3%

Country Breakdown

Brazil	34%
China	12%
Mexixo	10%
South Korea	9%
India	9%
Hong Kong	8%
Taiwan	8%
South Africa	5%
Chile	1%
Other	4%

Schedule of Portfolio Investments (unaudited)

Common Stocks† (71.5%)
	Shares	Value

America Movil S.A.B. de C.V. (Telecommunications)	14,553	$691,268
AngloGold Ashanti, Ltd. (Mining)	6,993	301,958
AU Optronics Corp. (Electronics)	15,498	137,622
Baidu, Inc.* (Internet)	1,890	128,671
Banco Bradesco S.A. (Banks)	33,075	524,570
Banco Santander Brasil S.A. (Banks)	10,962	113,237
BRF-Brazil Foods S.A. (Food)	12,852	170,418
Cemex S.A.B. de C.V.* (Building Materials)	18,333	177,283
China Life Insurance Co., Ltd. (Insurance)	9,072	591,494
China Mobile, Ltd. (Telecommunications)	16,254	803,110
China Petroleum and Chemical Corp. (Oil & Gas)	3,213	258,679
China Telecom Corp., Ltd. (Telecommunications)	2,646	126,796
China Unicom, Ltd. (Telecommunications)	24,759	329,295
Chunghwa Telecom Co., Ltd. (Telecommunications)	9,261	182,349
CNOOC, Ltd. (Oil & Gas)	3,024	514,594
Companhia de Bebidas das Americas (AmBev) (Beverages)	3,024	305,454
Companhia Energetica de Minas Gerais (CEMIG) (Electric)	7,371	108,133
Companhia Siderurgica Nacional S.A. (CSN) (Iron/Steel)	15,876	233,218
Companhia Vale Do Rio Doce (Mining)	25,515	621,290
Compania de Minas Buenaventura S.A. (Mining)	3,024	116,243
Ctrip.com International, Ltd.* (Internet)	2,646	99,384
Ecopetrol S.A. (Oil & Gas)	3,969	113,791
Empresa Nacional de Electricidad S.A. (Endesa-Chile) (Electric)	2,079	96,008
Enersis S.A. (Electric)	5,103	101,601
Fomento Economico Mexicanom, S.A.B. de C.V. (FEMSA) (Beverages)	4,158	179,418
Gerdau S.A. (Iron/Steel)	12,852	169,389
Gold Fields, Ltd. (Mining)	12,852	171,831
Grupo Televisa S.A. (Media)	9,639	167,815
HDFC Bank, Ltd. (Banks)	2,079	297,235
ICICI Bank, Ltd. (Banks)	8,127	293,710
Infosys Technologies, Ltd. (Software)	11,151	668,056
Itau Unibanco Holding S.A. (Banks)	40,068	721,625
KB Financial Group, Inc. (Banks)	7,560	286,448
Korea Electric Power Corp.* (Electric)	9,639	124,150
LG. Philips LCD Co., Ltd. (Electronics)	8,694	139,973
Mobile TeleSystems (Telecommunications)	8,883	170,198
PetroChina Co., Ltd. (Oil & Gas)	4,158	456,257
Petroleo Brasileiro S.A. (Oil & Gas)	21,924	752,432
POSCO (Iron/Steel)	5,103	481,315
PT Telekomunikasi Indonesia (Telecommunications)	4,725	161,737
Sasol, Ltd. (Oil & Gas Services)	8,505	299,971
Shinhan Financial Group Co., Ltd. (Diversified Financial Services)	4,347	317,418
SK Telecom Co., Ltd. (Telecommunications)	6,237	91,871
Sterlite Industries (India), Ltd. (Mining)	7,182	102,272
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors)	86,562	844,845
United Microelectronics Corp.* (Semiconductors)	51,030	148,497
VimpelCom, Ltd.* (Telecommunications)	5,859	94,799
Wipro, Ltd. (Computers)	8,820	105,840

TOTAL COMMON STOCKS
(Cost $14,915,585)		14,093,568

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Emerging Markets :: 97

Preferred Stocks† (8.8%)
	Shares	Value

Petroleo Brasileiro S.A. (Oil & Gas)	30,240	$901,152
Vale S.A. (Mining)	39,690	834,284

TOTAL PREFERRED STOCKS
(Cost $2,174,426)		1,735,436

Repurchase Agreements (30.5%)
	Principal
	Amount

Bank of America, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $1,204,000 (Collateralized by $1,147,900 U.S. Treasury Notes, 3.63%, 8/15/19, market value $1,228,253)	$1,204,000	1,204,000
Deutsche Bank, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $1,204,000 (Collateralized by $1,232,000 Federal National Mortgage Association, 0.28%‡, 1/24/11, market value $1,230,070)	1,204,000	1,204,000
HSBC, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $1,204,000 (Collateralized by $1,227,000 of various Federal Home Loan Mortgage Corp. Securities, 0.61%–1.00%, 3/9/11–11/18/11, market value $1,228,795)	1,204,000	1,204,000
UBS, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $1,204,000 (Collateralized by $1,118,000 Federal National Mortgage Association, 5.25%, 8/1/12, market value $1,229,800)	1,204,000	1,204,000
UMB, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $1,201,000 (Collateralized by $1,211,600 of various U.S. Treasury Notes, 2.00%–2.38%, 8/31/10–9/30/10, market value $1,225,199)	1,201,000	$1,201,000

TOTAL REPURCHASE AGREEMENTS (Cost $6,017,000)		6,017,000

TOTAL INVESTMENT SECURITIES (Cost $23,107,011)—110.8%		21,846,004
Net other assets (liabilities)—(10.8)%		(2,121,706)

NET ASSETS—100.0%		$19,724,298

†	As of June 30, 2010, all securities in this portfolio were traded on U.S. exchanges.
*	Non-income producing security
+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of June 30, 2010, the aggregate amount held in a segregated account was $900,000.

‡	Represents the effective yield or interest rate in effect at June 30, 2010.

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	$1,464,778	$(86,177)
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	4,139,745	(216,131)

		$(302,308)

ProFund VP Emerging Markets invested in the following industries as of June 30, 2010:

		% of
	Value	Net Assets

Banks	$2,236,825	11.3%
Beverages	484,872	2.5%
Building Materials	177,283	0.9%
Computers	105,840	0.5%
Diversified Financial Services	317,418	1.6%
Electric	429,892	2.2%
Electronics	277,595	1.4%
Food	170,418	0.9%
Insurance	591,494	3.0%
Internet	228,055	1.2%
Iron/Steel	883,922	4.5%
Media	167,815	0.9%
Mining	2,147,878	10.9%
Oil & Gas	2,996,905	15.2%
Oil & Gas Services	299,971	1.5%
Semiconductors	993,342	5.0%
Software	668,056	3.4%
Telecommunications	2,651,423	13.4%
Other**	3,895,294	19.7%

Total	$19,724,298	100.0%

ProFund VP Emerging Markets invested in securities with exposure to the following countries as of June 30, 2010:

		% of
	Value	Net Assets

Brazil	$5,455,202	27.7%
Chile	197,609	1.0%
China	1,661,281	8.4%
Colombia	113,791	0.6%
Hong Kong	1,646,999	8.4%
India	1,467,113	7.4%
Indonesia	161,737	0.8%
Mexico	1,215,784	6.1%
Peru	116,243	0.6%
South Korea	1,441,175	7.3%
Russia	264,997	1.4%
South Africa	773,760	3.9%
Taiwan	1,313,313	6.7%
Other**	3,895,294	19.7%

Total	$19,724,298	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

98 :: ProFund VP Emerging Markets :: Financial Statements

Statement of Assets and Liabilities (unaudited) :: June 30, 2010

Assets:
Total Investment Securities, at cost	$23,107,011

Securities, at value	15,829,004
Repurchase agreements, at value	6,017,000

Total Investment Securities, at value	21,846,004
Cash	3,611
Dividends receivable	60,276
Receivable for capital shares issued	43,406
Prepaid expenses	308

Total Assets	21,953,605

Liabilities:
Payable for capital shares redeemed	1,865,187
Unrealized loss on swap agreements	302,308
Advisory fees payable	11,996
Management services fees payable	1,599
Administration fees payable	726
Administrative services fees payable	15,633
Distribution fees payable	15,573
Trustee fees payable	1
Transfer agency fees payable	2,457
Fund accounting fees payable	1,575
Compliance services fees payable	129
Other accrued expenses	12,123

Total Liabilities	2,229,307

Net Assets	$19,724,298

Net Assets consist of:
Capital	$22,688,511
Accumulated net investment income (loss)	(53,923)
Accumulated net realized gains (losses) on investments	(1,346,975)
Net unrealized appreciation (depreciation) on investments	(1,563,315)

Net Assets	$19,724,298

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	808,242

Net Asset Value (offering and redemption price per share)	$24.40

Statement of Operations (unaudited) :: For the six months ended June 30, 2010

Investment Income:
Dividends	$185,882
Interest	3,741
Foreign tax withholding	(18,994)

Total Investment Income	170,629

Expenses:
Advisory fees	100,737
Management services fees	13,431
Administration fees	4,949
Transfer agency fees	7,168
Administrative services fees	33,571
Distribution fees	33,579
Custody fees	3,465
Fund accounting fees	9,727
Trustee fees	160
Compliance services fees	97
Other fees	15,474
Recoupment of prior expenses reduced by the Advisor	2,194

Total Expenses	224,552

Net Investment Income (Loss)	(53,923)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(817,626)
Net realized gains (losses) on swap agreements	(763,968)
Change in net unrealized appreciation/depreciation on investments	(2,114,513)

Net Realized and Unrealized Gains (Losses) on Investments	(3,696,107)

Change in Net Assets Resulting from Operations	$(3,750,030)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Emerging Markets :: 99

Statements of Changes in Net Assets

	For the
	six months ended	For the
	June 30, 2010	year ended
	(unaudited)	December 31, 2009

From Investment Activities:
Operations:
Net investment income (loss)	$(53,923)	$(220,531)
Net realized gains (losses) on investments	(1,581,594)	5,477,620
Change in net unrealized appreciation/depreciation on investments	(2,114,513)	494,482

Change in net assets resulting from operations	(3,750,030)	5,751,571

Distributions to Shareholders From:
Net investment income	—	(20,311)
Net realized gains on investments	(474,549)	—

Change in net assets resulting from distributions	(474,549)	(20,311)

Capital Transactions:
Proceeds from shares issued	24,274,451	66,671,415
Dividends reinvested	474,549	20,311
Value of shares redeemed	(35,671,846)	(41,860,909)

Change in net assets resulting from capital transactions	(10,922,846)	24,830,817

Change in net assets	(15,147,425)	30,562,077
Net Assets:
Beginning of period	34,871,723	4,309,646

End of period	$19,724,298	$34,871,723

Accumulated net investment income (loss)	$(53,923)	$—

Share Transactions:
Issued	921,825	2,845,495
Reinvested	17,524	785
Redeemed	(1,370,811)	(1,855,134)

Change in shares	(431,462)	991,146

See accompanying notes to the financial statements.

100 :: ProFund VP Emerging Markets :: Financial Highlights

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the			For the period
	six months ended	For the	For the	Aug. 31, 2007
	June 30, 2010	year ended	year ended	through
	(unaudited)	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007(a)

Net Asset Value, Beginning of Period	$28.13	$17.34	$35.13	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.05)	(0.33)	0.10	0.35
Net realized and unrealized gains (losses) on investments	(3.21)	11.14	(17.62)	4.78

Total income (loss) from investment activities	(3.26)	10.81	(17.52)	5.13

Distributions to Shareholders From:
Net investment income	—	(0.02)	(0.26)	—
Net realized gains on investments	(0.47)	—	(0.01)	—

Total distributions	(0.47)	(0.02)	(0.27)	—

Net Asset Value, End of Period	$24.40	$28.13	$17.34	$35.13

Total Return	(11.75)% (c)	62.36%	(50.09)%	17.07%	(c)

Ratios to Average Net Assets:
Gross expenses(d)	1.67%	1.70%	1.68%	1.68%
Net expenses(d)	1.67%	1.68%	1.63%	1.63%
Net investment income (loss)(d)	(0.40)%	(1.36)%	0.34%	3.09%

Supplemental Data:
Net assets, end of period (000’s)	$19,724	$34,872	$4,310	$3,325
Portfolio turnover rate(e)	36% (c)	7% (f)	—	—

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(f)	The portfolio turnover rate changed from the prior period due to a change in investment strategies that includes the purchase of equity securities.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Japan :: 101

Investment Objective:   The ProFund VP Japan seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Nikkei 225 Stock Average.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2010

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	101%

Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings
The ProFund VP Japan primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Nikkei 225 Stock Average - Composition
% of Index

Industrial	26%
Consumer Cyclical	21%
Consumer Non-Cyclical	19%
Technology	11%
Communications	9%
Basic Materials	6%
Financial	6%
Utilities	1%
Energy	1%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements (88.2%)
	Principal
	Amount	Value

Bank of America, 0.00%, 7/1/10, dated 6/30/10, with a repurchase price of $1,672,000 (Collateralized by $1,593,900 U.S. Treasury Notes, 3.63%, 8/15/19, market value $1,705,473)	$1,672,000	$1,672,000
Deutsche Bank, 0.00%, 7/1/10, dated 6/30/10, with a repurchase price of $1,672,000 (Collateralized by $1,709,000 Federal National Mortgage Association, 0.28%‡, 1/24/11, market value $1,706,323)	1,672,000	1,672,000
HSBC, 0.00%, 7/1/10, dated 6/30/10, with a repurchase price of $1,672,000 (Collateralized by $1,705,000 Federal Home Loan Bank, 0.65%, 5/19/11, market value $1,706,523)	1,672,000	1,672,000
UBS, 0.00%, 7/1/10, dated 6/30/10, with a repurchase price of $1,672,000 (Collateralized by $1,551,000 Federal National Mortgage Association, 5.25%, 8/1/12, market value $1,706,100)	1,672,000	1,672,000
UMB, 0.00%, 7/1/10, dated 6/30/10, with a repurchase price of $1,672,000 (Collateralized by $1,686,000 U.S. Treasury Notes, 2.38%, 8/31/10, market value $1,705,442)	1,672,000	1,672,000

TOTAL REPURCHASE AGREEMENTS
(Cost $8,360,000)		$8,360,000

TOTAL INVESTMENT SECURITIES
(Cost $8,360,000)—88.2%		8,360,000
Net other assets (liabilities)—11.8%		1,116,399

NET ASSETS—100.0%		$9,476,399

‡	Represents the effective yield or interest rate in effect at June 30, 2010.

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

Nikkei 225 Futures Contract expiring 9/10/10 (Underlying notional amount at value $9,527,500)	206	$(317,162)

See accompanying notes to the financial statements.

102 :: ProFund VP Japan :: Financial Statements

Statement of Assets and Liabilities (unaudited) :: June 30, 2010

Assets:
Total Investment Securities, at cost	$8,360,000

Repurchase agreements, at value	8,360,000

Total Investment Securities, at value	8,360,000
Cash	10,914
Segregated cash balances with brokers for futures contracts	1,251,450
Prepaid expenses	155

Total Assets	9,622,519

Liabilities:
Payable for capital shares redeemed	21,968
Variation margin on futures contracts	103,000
Advisory fees payable	5,371
Management services fees payable	716
Administration fees payable	342
Administrative services fees payable	3,334
Distribution fees payable	2,519
Transfer agency fees payable	1,166
Fund accounting fees payable	742
Compliance services fees payable	61
Other accrued expenses	6,901

Total Liabilities	146,120

Net Assets	$9,476,399

Net Assets consist of:
Capital	$25,569,032
Accumulated net investment income (loss)	(102,962)
Accumulated net realized gains (losses) on investments	(15,672,509)
Net unrealized appreciation (depreciation) on investments	(317,162)

Net Assets	$9,476,399

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	812,822

Net Asset Value (offering and redemption price per share)	$11.66

Statement of Operations (unaudited) :: For the six months ended June 30, 2010

Investment Income:
Interest	$4,801

Expenses:
Advisory fees	48,109
Management services fees	6,414
Administration fees	2,580
Transfer agency fees	3,724
Administrative services fees	21,912
Distribution fees	16,036
Custody fees	1,214
Fund accounting fees	4,997
Trustee fees	83
Compliance services fees	56
Other fees	7,655

Total Gross Expenses before reductions	112,780
Less Expenses reduced by the Advisor	(5,017)

Total Net Expenses	107,763

Net Investment Income (Loss)	(102,962)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on futures contracts	(736,554)
Change in net unrealized appreciation/depreciation on investments	(1,058,015)

Net Realized and Unrealized Gains (Losses) on Investments	(1,794,569)

Change in Net Assets Resulting from Operations	$(1,897,531)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Japan :: 103

Statements of Changes in Net Assets

	For the
	six months ended	For the
	June 30, 2010	Year ended
	(unaudited)	December 31, 2009

From Investment Activities:
Operations:
Net investment income (loss)	$(102,962)	$(164,780)
Net realized gains (losses) on investments	(736,554)	190,104
Change in net unrealized appreciation/depreciation on investments	(1,058,015)	285,682

Change in net assets resulting from operations	(1,897,531)	311,006

Distributions to Shareholders From:
Net investment income	—	(65,646)

Change in net assets resulting from distributions	—	(65,646)

Capital Transactions:
Proceeds from shares issued	17,357,532	49,740,556
Dividends reinvested	—	65,646
Value of shares redeemed	(20,479,209)	(46,948,867)

Change in net assets resulting from capital transactions	(3,121,677)	2,857,335

Change in net assets	(5,019,208)	3,102,695
Net Assets:
Beginning of period	14,495,607	11,392,912

End of period	$9,476,399	$14,495,607

Accumulated net investment income (loss)	$(102,962)	$—

Share Transactions:
Issued	1,278,155	3,928,525
Reinvested	—	4,859
Redeemed	(1,529,639)	(3,786,935)

Change in shares	(251,484)	146,449

See accompanying notes to the financial statements.

104 :: ProFund VP Japan :: Financial Highlights

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the
	six months ended	For the	For the	For the	For the	For the
	June 30, 2010	Year ended	year ended	year ended	year ended	Year ended
	(unaudited)	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$13.62	$12.41	$24.18	$28.59	$39.15	$27.62

Investment Activities:
Net investment income (loss)(a)	(0.11)	(0.20)	0.09	0.98	1.10	0.49
Net realized and unrealized gains (losses) on investments	(1.85)	1.48	(9.30)	(3.76)	1.77	11.04

Total income (loss) from investment activities	(1.96)	1.28	(9.21)	(2.78)	2.87	11.53

Distributions to Shareholders From:
Net investment income	—	(0.07)	(2.56)	(1.63)	(0.44)	—
Net realized gains on investments	—	—	—	—	(12.99)	—

Total distributions	—	(0.07)	(2.56)	(1.63)	(13.43)	—

Net Asset Value, End of Period	$11.66	$13.62	$12.41	$24.18	$28.59	$39.15

Total Return	(14.39)% (b)	10.33%	(40.84)%	(9.99)%	10.86%	41.78%

Ratios to Average Net Assets:
Gross expenses(c)	1.76%	1.80%	1.72%	1.68%	1.73%	1.83%
Net expenses(c)	1.68%	1.67%	1.63%	1.63%	1.70%	1.83%
Net investment income (loss)(c)	(1.61)%	(1.59)%	0.46%	3.44%	3.06%	1.52%

Supplemental Data:
Net assets, end of period (000’s)	$9,476	$14,496	$11,393	$25,102	$68,027	$129,155
Portfolio turnover rate(d)	—	—	—	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraBull :: 105

Investment Objective:   The ProFund VP UltraBull seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P 500 Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2010

Market Exposure
Investment Type	% of Net Assets

Equity Securities	7%
Futures Contracts	19%
Swap Agreements	176%

Total Exposure	202%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Exxon Mobil Corp.	0.2%
Apple Computer, Inc.	0.2%
Microsoft Corp.	0.1%
Procter & Gamble Co.	0.1%
Johnson & Johnson	0.1%

S&P 500 Index - Composition
% of Index

Consumer Non-Cyclical	22%
Financial	16%
Technology	13%
Communications	11%
Energy	11%
Industrial	11%
Consumer Cyclical	9%
Utilities	4%
Basic Materials	3%

Schedule of Portfolio Investments (unaudited)

Common Stocks (6.5%)
	Shares	Value

3M Co. (Miscellaneous Manufacturing)	112	$8,847
Abbott Laboratories (Pharmaceuticals)	244	11,414
Abercrombie & Fitch Co.—Class A (Retail)	12	368
Adobe Systems, Inc.* (Software)	82	2,167
Advanced Micro Devices, Inc.* (Semiconductors)	88	644
Aetna, Inc. (Healthcare-Services)	66	1,741
AFLAC, Inc. (Insurance)	74	3,158
Agilent Technologies, Inc.* (Electronics)	54	1,535
Air Products & Chemicals, Inc. (Chemicals)	32	2,074
Airgas, Inc. (Chemicals)	12	746
AK Steel Holding Corp. (Iron/Steel)	16	191
Akamai Technologies, Inc.* (Internet)	26	1,055
Alcoa, Inc. (Mining)	160	1,610
Allegheny Energy, Inc. (Electric)	26	538
Allegheny Technologies, Inc. (Iron/Steel)	14	619
Allergan, Inc. (Pharmaceuticals)	48	2,796
Allstate Corp. (Insurance)	84	2,413
Altera Corp. (Semiconductors)	46	1,141
Altria Group, Inc. (Agriculture)	330	6,613
Amazon.com, Inc.* (Internet)	54	5,900
Ameren Corp. (Electric)	36	856
American Electric Power, Inc. (Electric)	74	2,390
American Express Co. (Diversified Financial Services)	190	7,543
American International Group, Inc.* (Insurance)	20	689
American Tower Corp.* (Telecommunications)	62	2,759
Ameriprise Financial, Inc. (Diversified Financial Services)	40	1,445
AmerisourceBergen Corp. (Pharmaceuticals)	44	1,397
Amgen, Inc.* (Biotechnology)	150	7,890
Amphenol Corp.—Class A (Electronics)	26	1,021
Anadarko Petroleum Corp. (Oil & Gas)	78	2,815
Analog Devices, Inc. (Semiconductors)	46	1,282
AON Corp. (Insurance)	42	1,559
Apache Corp. (Oil & Gas)	52	4,378
Apartment Investment and Management Co.—Class A (REIT)	18	349
Apollo Group, Inc.—Class A* (Commercial Services)	18	764
Apple Computer, Inc.* (Computers)	144	36,220
Applied Materials, Inc. (Semiconductors)	212	2,548
Archer-Daniels-Midland Co. (Agriculture)	100	2,582
Assurant, Inc. (Insurance)	16	555
AT&T, Inc. (Telecommunications)	936	22,642
Autodesk, Inc.* (Software)	36	877
Automatic Data Processing, Inc. (Software)	78	3,140
AutoNation, Inc.* (Retail)	14	273
AutoZone, Inc.* (Retail)	4	773
Avalonbay Communities, Inc. (REIT)	12	1,120
Avery Dennison Corp. (Household Products/Wares)	16	514
Avon Products, Inc. (Cosmetics/Personal Care)	66	1,749
Baker Hughes, Inc. (Oil & Gas Services)	66	2,744
Ball Corp. (Packaging & Containers)	14	740
Bank of America Corp. (Banks)	1,590	22,848
Bank of New York Mellon Corp. (Banks)	192	4,740
Bard (C.R.), Inc. (Healthcare-Products)	14	1,085
Baxter International, Inc. (Healthcare-Products)	94	3,820
BB&T Corp. (Banks)	108	2,841
Becton, Dickinson & Co. (Healthcare-Products)	36	2,434
Bed Bath & Beyond, Inc.* (Retail)	40	1,483
Bemis Co., Inc. (Packaging & Containers)	16	432
Berkshire Hathaway, Inc.—Class B* (Insurance)	262	20,879
Best Buy Co., Inc. (Retail)	54	1,828
Big Lots, Inc.* (Retail)	12	385
Biogen Idec, Inc.* (Biotechnology)	42	1,993
BMC Software, Inc.* (Software)	28	970
Boeing Co. (Aerospace/Defense)	120	7,530
Boston Properties, Inc. (REIT)	22	1,569
Boston Scientific Corp.* (Healthcare-Products)	240	1,392
Bristol-Myers Squibb Co. (Pharmaceuticals)	272	6,784
Broadcom Corp.—Class A (Semiconductors)	68	2,242
Brown-Forman Corp. (Beverages)	16	916
C.H. Robinson Worldwide, Inc. (Transportation)	26	1,447
CA, Inc. (Software)	60	1,104
Cabot Oil & Gas Corp. (Oil & Gas)	16	501
Cameron International Corp.* (Oil & Gas Services)	38	1,236
Campbell Soup Co. (Food)	28	1,003
Capital One Financial Corp. (Diversified Financial Services)	72	2,902
Cardinal Health, Inc. (Pharmaceuticals)	56	1,882

See accompanying notes to the financial statements.

106 :: ProFund VP UltraBull :: Financial Statements

Common Stocks, continued
	Shares	Value

CareFusion Corp.* (Healthcare-Products)	28	$636
Carmax, Inc.* (Retail)	36	716
Carnival Corp.—Class A (Leisure Time)	68	2,056
Caterpillar, Inc. (Machinery-Construction & Mining)	98	5,887
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	42	572
CBS Corp.—Class B (Media)	106	1,371
Celgene Corp.* (Biotechnology)	72	3,659
CenterPoint Energy, Inc. (Electric)	64	842
CenturyTel, Inc. (Telecommunications)	46	1,532
Cephalon, Inc.* (Pharmaceuticals)	10	568
Cerner Corp.* (Software)	10	759
CF Industries Holdings, Inc. (Chemicals)	10	635
Chesapeake Energy Corp. (Oil & Gas)	102	2,137
Chevron Corp. (Oil & Gas)	318	21,579
Chubb Corp. (Insurance)	50	2,500
CIGNA Corp. (Insurance)	42	1,305
Cincinnati Financial Corp. (Insurance)	24	621
Cintas Corp. (Textiles)	20	479
Cisco Systems, Inc.* (Telecommunications)	904	19,264
Citigroup, Inc.* (Diversified Financial Services)	3,582	13,468
Citrix Systems, Inc.* (Software)	28	1,182
Cliffs Natural Resources, Inc. (Iron/Steel)	20	943
Clorox Co. (Household Products/Wares)	22	1,368
CME Group, Inc. (Diversified Financial Services)	10	2,815
CMS Energy Corp. (Electric)	36	527
Coach, Inc. (Apparel)	48	1,754
Coca-Cola Co. (Beverages)	364	18,244
Coca-Cola Enterprises, Inc. (Beverages)	50	1,293
Cognizant Technology Solutions Corp.* (Computers)	46	2,303
Colgate-Palmolive Co. (Cosmetics/Personal Care)	76	5,986
Comcast Corp.—Class A (Media)	446	7,747
Comerica, Inc. (Banks)	26	958
Computer Sciences Corp. (Computers)	24	1,086
Compuware Corp.* (Software)	34	271
ConAgra Foods, Inc. (Food)	70	1,632
ConocoPhillips (Oil & Gas)	234	11,487
CONSOL Energy, Inc. (Coal)	34	1,148
Consolidated Edison, Inc. (Electric)	44	1,896
Constellation Brands, Inc.* (Beverages)	30	469
Constellation Energy Group, Inc. (Electric)	30	968
Corning, Inc. (Telecommunications)	246	3,973
Costco Wholesale Corp. (Retail)	68	3,728
Coventry Health Care, Inc.* (Healthcare-Services)	22	389
CSX Corp. (Transportation)	60	2,978
Cummins, Inc. (Machinery-Diversified)	30	1,954
CVS Corp. (Retail)	214	6,274
D.R. Horton, Inc. (Home Builders)	42	413
Danaher Corp. (Miscellaneous Manufacturing)	82	3,044
Darden Restaurants, Inc. (Retail)	22	855
DaVita, Inc.* (Healthcare-Services)	16	999
Dean Foods Co.* (Food)	28	282
Deere & Co. (Machinery-Diversified)	66	3,675
Dell, Inc.* (Computers)	272	3,280
Denbury Resources, Inc.* (Oil & Gas)	62	908
DENTSPLY International, Inc. (Healthcare-Products)	22	658
Devon Energy Corp. (Oil & Gas)	70	4,264
DeVry, Inc. (Commercial Services)	8	420
Diamond Offshore Drilling, Inc. (Oil & Gas)	10	622
DIRECTV—Class A* (Media)	144	4,884
Discover Financial Services (Diversified Financial Services)	86	1,202
Discovery Communications, Inc.—Class A* (Media)	44	1,571
Dominion Resources, Inc. (Electric)	94	3,642
Dover Corp. (Miscellaneous Manufacturing)	28	1,170
Dr.Pepper Snapple Group, Inc. (Beverages)	38	1,421
DTE Energy Co. (Electric)	26	1,186
Duke Energy Corp. (Electric)	208	3,328
Dun & Bradstreet Corp. (Software)	6	403
E*TRADE Financial Corp.* (Diversified Financial Services)	30	355
E.I. du Pont de Nemours & Co. (Chemicals)	142	4,912
Eastman Chemical Co. (Chemicals)	10	534
Eastman Kodak Co.* (Miscellaneous Manufacturing)	42	182
Eaton Corp. (Miscellaneous Manufacturing)	26	1,701
eBay, Inc.* (Internet)	180	3,530
Ecolab, Inc. (Chemicals)	36	1,617
Edison International (Electric)	50	1,586
El Paso Corp. (Pipelines)	110	1,222
Electronic Arts, Inc.* (Software)	50	720
Eli Lilly & Co. (Pharmaceuticals)	160	5,360
EMC Corp.* (Computers)	324	5,929
Emerson Electric Co. (Electrical Components & Equipment)	118	5,155
Entergy Corp. (Electric)	30	2,149
EOG Resources, Inc. (Oil & Gas)	40	3,935
EQT Corp. (Oil & Gas)	22	795
Equifax, Inc. (Commercial Services)	20	561
Equity Residential Properties Trust (REIT)	44	1,832
Exelon Corp. (Electric)	104	3,949
Expedia, Inc. (Internet)	32	601
Expeditors International of Washington, Inc. (Transportation)	32	1,104
Express Scripts, Inc.* (Pharmaceuticals)	86	4,044
Exxon Mobil Corp. (Oil & Gas)	801	45,730
Family Dollar Stores, Inc. (Retail)	20	754
Fastenal Co. (Distribution/Wholesale)	20	1,004
Federated Investors, Inc.—Class B (Diversified Financial Services)	14	290
FedEx Corp. (Transportation)	48	3,365
Fidelity National Information Services, Inc. (Software)	52	1,395
Fifth Third Bancorp (Banks)	124	1,524
First Horizon National Corp.* (Banks)	36	418
First Solar, Inc.* (Energy-Alternate Sources)	6	683
FirstEnergy Corp. (Electric)	48	1,691
Fiserv, Inc.* (Software)	24	1,096
FLIR Systems, Inc.* (Electronics)	24	698
Flowserve Corp. (Machinery-Diversified)	8	678
Fluor Corp. (Engineering & Construction)	28	1,190
FMC Corp. (Chemicals)	10	574
FMC Technologies, Inc.* (Oil & Gas Services)	18	948
Ford Motor Co.* (Auto Manufacturers)	538	5,423
Forest Laboratories, Inc.* (Pharmaceuticals)	46	1,262
Fortune Brands, Inc. (Household Products/Wares)	24	940
Franklin Resources, Inc. (Diversified Financial Services)	22	1,896
Freeport-McMoRan Copper & Gold, Inc.—Class B (Mining)	74	4,376
Frontier Communications Corp. (Telecommunications)	48	341
GameStop Corp.—Class A* (Retail)	24	451
Gannett Co., Inc. (Media)	36	485
General Dynamics Corp. (Aerospace/Defense)	60	3,514
General Electric Co. (Miscellaneous Manufacturing)	1,692	24,399
General Mills, Inc. (Food)	104	3,694
Genuine Parts Co. (Distribution/Wholesale)	24	947
Genworth Financial, Inc.—Class A* (Diversified Financial Services)	76	993
Genzyme Corp.* (Biotechnology)	42	2,132
Gilead Sciences, Inc.* (Pharmaceuticals)	140	4,799
Goodrich Corp. (Aerospace/Defense)	18	1,193
Google, Inc.—Class A* (Internet)	38	16,908
H & R Block, Inc. (Commercial Services)	52	816
Halliburton Co. (Oil & Gas Services)	142	3,486

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraBull :: 107

Common Stocks, continued
	Shares	Value

Harley-Davidson, Inc. (Leisure Time)	36	$800
Harman International Industries, Inc.* (Home Furnishings)	10	299
Harris Corp. (Telecommunications)	20	833
Hartford Financial Services Group, Inc. (Insurance)	70	1,549
Hasbro, Inc. (Toys/Games/Hobbies)	20	822
HCP, Inc. (REIT)	46	1,483
Health Care REIT, Inc. (REIT)	18	758
Heinz (H.J.) Co. (Food)	50	2,161
Helmerich & Payne, Inc. (Oil & Gas)	16	584
Hess Corp. (Oil & Gas)	46	2,316
Hewlett-Packard Co. (Computers)	368	15,927
Home Depot, Inc. (Retail)	266	7,467
Honeywell International, Inc. (Miscellaneous Manufacturing)	120	4,684
Hormel Foods Corp. (Food)	10	405
Hospira, Inc.* (Pharmaceuticals)	26	1,494
Host Marriott Corp. (REIT)	104	1,402
Hudson City Bancorp, Inc. (Savings & Loans)	74	906
Humana, Inc.* (Healthcare-Services)	26	1,187
Huntington Bancshares, Inc. (Banks)	112	620
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	60	2,477
Integrys Energy Group, Inc. (Electric)	12	525
Intel Corp. (Semiconductors)	880	17,116
Intercontinental Exchange, Inc.* (Diversified Financial Services)	10	1,130
International Business Machines Corp. (Computers)	202	24,943
International Flavors & Fragrances, Inc. (Chemicals)	12	509
International Game Technology (Entertainment)	46	722
International Paper Co. (Forest Products & Paper)	68	1,539
Interpublic Group of Cos., Inc.* (Advertising)	76	542
Intuit, Inc.* (Software)	48	1,669
Intuitive Surgical, Inc.* (Healthcare-Products)	6	1,894
Invesco, Ltd. (Diversified Financial Services)	74	1,245
Iron Mountain, Inc. (Commercial Services)	28	629
ITT Industries, Inc. (Miscellaneous Manufacturing)	28	1,258
J.C. Penney Co., Inc. (Retail)	36	773
J.P. Morgan Chase & Co. (Diversified Financial Services)	630	23,064
Jabil Circuit, Inc. (Electronics)	30	399
Jacobs Engineering Group, Inc.* (Engineering & Construction)	18	656
Janus Capital Group, Inc. (Diversified Financial Services)	28	249
JDS Uniphase Corp.* (Telecommunications)	34	335
JM Smucker Co. (Food)	18	1,084
Johnson & Johnson (Healthcare-Products)	436	25,750
Johnson Controls, Inc. (Auto Parts & Equipment)	106	2,848
Juniper Networks, Inc.* (Telecommunications)	82	1,871
Kellogg Co. (Food)	40	2,012
KeyCorp (Banks)	138	1,061
Kimberly-Clark Corp. (Household Products/Wares)	64	3,880
Kimco Realty Corp. (REIT)	64	860
King Pharmaceuticals, Inc.* (Pharmaceuticals)	38	288
KLA -Tencor Corp. (Semiconductors)	26	725
Kohls Corp.* (Retail)	48	2,280
Kraft Foods, Inc. (Food)	276	7,728
Kroger Co. (Food)	102	2,008
L-3 Communications Holdings, Inc. (Aerospace/Defense)	18	1,275
Laboratory Corp. of America Holdings* (Healthcare-Services)	16	1,206
Legg Mason, Inc. (Diversified Financial Services)	26	729
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	22	441
Lennar Corp.—Class A (Home Builders)	24	334
Leucadia National Corp.* (Holding Companies-Diversified)	30	585
Lexmark International, Inc.—Class A* (Computers)	12	396
Life Technologies Corp.* (Biotechnology)	28	1,323
Limited, Inc. (Retail)	42	927
Lincoln National Corp. (Insurance)	46	1,117
Linear Technology Corp. (Semiconductors)	34	946
Lockheed Martin Corp. (Aerospace/Defense)	48	3,576
Loews Corp. (Insurance)	54	1,799
Lorillard, Inc. (Agriculture)	24	1,728
Lowe’s Cos., Inc. (Retail)	226	4,615
LSI Logic Corp.* (Semiconductors)	102	469
M&T Bank Corp. (Banks)	12	1,019
Macy’s, Inc. (Retail)	66	1,181
Marathon Oil Corp. (Oil & Gas)	112	3,482
Marriott International, Inc.—Class A (Lodging)	40	1,198
Marsh & McLennan Cos., Inc. (Insurance)	84	1,894
Marshall & Ilsley Corp. (Banks)	82	589
Masco Corp. (Building Materials)	56	603
Massey Energy Co. (Coal)	16	438
MasterCard, Inc.—Class A (Software)	14	2,793
Mattel, Inc. (Toys/Games/Hobbies)	56	1,185
McAfee, Inc.* (Internet)	24	737
McCormick & Co., Inc. (Food)	20	759
McDonald’s Corp. (Retail)	170	11,198
McGraw-Hill Cos., Inc. (Media)	50	1,407
McKesson Corp. (Commercial Services)	42	2,821
Mead Johnson Nutrition Co.—Class A (Pharmaceuticals)	32	1,604
MeadWestvaco Corp. (Forest Products & Paper)	26	577
Medco Health Solutions, Inc.* (Pharmaceuticals)	72	3,966
Medtronic, Inc. (Healthcare-Products)	174	6,311
MEMC Electronic Materials, Inc.* (Semiconductors)	36	356
Merck & Co., Inc. (Pharmaceuticals)	494	17,275
Meredith Corp. (Media)	4	125
MetLife, Inc. (Insurance)	128	4,833
MetroPCS Communications, Inc.* (Telecommunications)	40	328
Microchip Technology, Inc. (Semiconductors)	28	777
Micron Technology, Inc.* (Semiconductors)	134	1,138
Microsoft Corp. (Software)	1,208	27,796
Millipore Corp.* (Biotechnology)	8	853
Molex, Inc. (Electrical Components & Equipment)	20	365
Molson Coors Brewing Co.—Class B (Beverages)	24	1,017
Monsanto Co. (Agriculture)	86	3,975
Monster Worldwide, Inc.* (Internet)	18	210
Moody’s Corp. (Commercial Services)	30	598
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	220	5,106
Motorola, Inc.* (Telecommunications)	368	2,399
Murphy Oil Corp. (Oil & Gas)	30	1,486
Mylan Laboratories, Inc.* (Pharmaceuticals)	48	818
Nabors Industries, Ltd.* (Oil & Gas)	44	775
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	22	391
National Semiconductor Corp. (Semiconductors)	36	485
National-Oilwell Varco, Inc. (Oil & Gas Services)	66	2,183
NetApp, Inc.* (Computers)	54	2,015
Newell Rubbermaid, Inc. (Housewares)	44	644
Newmont Mining Corp. (Mining)	76	4,692
News Corp.—Class A (Media)	356	4,258
NextEra Energy, Inc. (Electric)	64	3,121
Nicor, Inc. (Gas)	6	243
NIKE, Inc.—Class B (Apparel)	60	4,053
NiSource, Inc. (Electric)	42	609

See accompanying notes to the financial statements.

108 :: ProFund VP UltraBull :: Financial Statements

Common Stocks, continued
	Shares	Value

Noble Energy, Inc. (Oil & Gas)	26	$1,569
Nordstrom, Inc. (Retail)	26	837
Norfolk Southern Corp. (Transportation)	58	3,077
Northeast Utilities System (Electric)	26	662
Northern Trust Corp. (Banks)	38	1,775
Northrop Grumman Corp. (Aerospace/Defense)	46	2,504
Novell, Inc.* (Software)	54	307
Novellus Systems, Inc.* (Semiconductors)	14	355
NRG Energy, Inc.* (Electric)	40	848
Nucor Corp. (Iron/Steel)	48	1,837
NVIDIA Corp.* (Semiconductors)	90	919
NYSE Euronext (Diversified Financial Services)	40	1,105
O’Reilly Automotive, Inc.* (Retail)	20	951
Occidental Petroleum Corp. (Oil & Gas)	128	9,875
Office Depot, Inc.* (Retail)	42	170
Omnicom Group, Inc. (Advertising)	48	1,646
ONEOK, Inc. (Gas)	16	692
Oracle Corp. (Software)	620	13,305
Owens-Illinois, Inc.* (Packaging & Containers)	26	688
PACCAR, Inc. (Auto Manufacturers)	56	2,233
Pactiv Corp.* (Packaging & Containers)	20	557
Pall Corp. (Miscellaneous Manufacturing)	18	619
Parker Hannifin Corp. (Miscellaneous Manufacturing)	24	1,331
Patterson Cos., Inc. (Healthcare-Products)	14	399
Paychex, Inc. (Commercial Services)	50	1,299
Peabody Energy Corp. (Coal)	42	1,643
People’s United Financial, Inc. (Banks)	58	783
Pepco Holdings, Inc. (Electric)	34	533
PepsiCo, Inc. (Beverages)	254	15,481
PerkinElmer, Inc. (Electronics)	18	372
Pfizer, Inc. (Pharmaceuticals)	1,278	18,224
PG&E Corp. (Electric)	58	2,384
Philip Morris International, Inc. (Commercial Services)	292	13,385
Pinnacle West Capital Corp. (Electric)	16	582
Pioneer Natural Resources Co. (Oil & Gas)	18	1,070
Pitney Bowes, Inc. (Office/Business Equipment)	32	703
Plum Creek Timber Co., Inc. (Forest Products & Paper)	24	829
PNC Financial Services Group (Banks)	82	4,633
Polo Ralph Lauren Corp. (Apparel)	8	584
PPG Industries, Inc. (Chemicals)	26	1,571
PPL Corp. (Electric)	74	1,846
Praxair, Inc. (Chemicals)	48	3,648
Precision Castparts Corp. (Metal Fabricate/Hardware)	22	2,264
Priceline.com, Inc.* (Internet)	6	1,059
Principal Financial Group, Inc. (Insurance)	50	1,172
Procter & Gamble Co. (Cosmetics/Personal Care)	456	27,351
Progress Energy, Inc. (Electric)	44	1,726
Progressive Corp. (Insurance)	106	1,984
ProLogis (REIT)	74	750
Prudential Financial, Inc. (Insurance)	72	3,864
Public Service Enterprise Group, Inc. (Electric)	80	2,506
Public Storage, Inc. (REIT)	20	1,758
Pulte Group, Inc.* (Home Builders)	50	414
QLogic Corp.* (Semiconductors)	16	266
Qualcomm, Inc. (Telecommunications)	258	8,473
Quanta Services, Inc.* (Commercial Services)	32	661
Quest Diagnostics, Inc. (Healthcare-Services)	22	1,095
Questar Corp. (Pipelines)	26	1,183
Qwest Communications International, Inc. (Telecommunications)	236	1,239
R.R. Donnelley & Sons Co. (Commercial Services)	32	524
RadioShack Corp. (Retail)	18	351
Range Resources Corp. (Oil & Gas)	24	964
Raytheon Co. (Aerospace/Defense)	60	2,903
Red Hat, Inc.* (Software)	28	810
Regions Financial Corp. (Banks)	188	1,237
Republic Services, Inc. (Environmental Control)	50	1,486
Reynolds American, Inc. (Agriculture)	26	1,355
Robert Half International, Inc. (Commercial Services)	22	518
Rockwell Automation, Inc. (Machinery-Diversified)	22	1,080
Rockwell Collins, Inc. (Aerospace/Defense)	24	1,275
Roper Industries, Inc. (Miscellaneous Manufacturing)	14	783
Ross Stores, Inc. (Retail)	18	959
Rowan Cos., Inc.* (Oil & Gas)	18	395
Ryder System, Inc. (Transportation)	8	322
Safeway, Inc. (Food)	60	1,180
SAIC, Inc.* (Commercial Services)	46	770
Salesforce.com, Inc.* (Software)	16	1,373
SanDisk Corp.* (Computers)	36	1,515
Sara Lee Corp. (Food)	104	1,466
SCANA Corp. (Electric)	16	572
Schlumberger, Ltd. (Oil & Gas Services)	188	10,404
Scripps Networks Interactive—Class A (Entertainment)	14	565
Sealed Air Corp. (Packaging & Containers)	24	473
Sears Holdings Corp.* (Retail)	6	388
Sempra Energy (Gas)	38	1,778
Sherwin-Williams Co. (Chemicals)	14	969
Sigma-Aldrich Corp. (Chemicals)	18	897
Simon Property Group, Inc. (REIT)	46	3,714
SLM Corp.* (Diversified Financial Services)	76	790
Smith International, Inc. (Oil & Gas Services)	38	1,431
Snap-on, Inc. (Hand/Machine Tools)	8	327
Southern Co. (Electric)	130	4,326
Southwest Airlines Co. (Airlines)	116	1,289
Southwestern Energy Co.* (Oil & Gas)	54	2,087
Spectra Energy Corp. (Pipelines)	102	2,047
Sprint Nextel Corp.* (Telecommunications)	472	2,001
St. Jude Medical, Inc.* (Healthcare-Products)	50	1,804
Stanley Black & Decker, Inc. (Hand/Machine Tools)	24	1,212
Staples, Inc. (Retail)	114	2,172
Starbucks Corp. (Retail)	118	2,867
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	30	1,243
State Street Corp. (Banks)	78	2,638
Stericycle, Inc.* (Environmental Control)	12	787
Stryker Corp. (Healthcare-Products)	44	2,203
Sunoco, Inc. (Oil & Gas)	18	626
SunTrust Banks, Inc. (Banks)	78	1,817
SuperValu, Inc. (Food)	32	347
Symantec Corp.* (Internet)	126	1,749
Sysco Corp. (Food)	92	2,628
T. Rowe Price Group, Inc. (Diversified Financial Services)	40	1,776
Target Corp. (Retail)	116	5,704
TECO Energy, Inc. (Electric)	32	482
Tellabs, Inc. (Telecommunications)	60	383
Tenet Healthcare Corp.* (Healthcare-Services)	68	295
Teradata Corp.* (Computers)	26	792
Teradyne, Inc.* (Semiconductors)	28	273
Tesoro Petroleum Corp. (Oil & Gas)	22	257
Texas Instruments, Inc. (Semiconductors)	192	4,470
Textron, Inc. (Miscellaneous Manufacturing)	42	713
The AES Corp.* (Electric)	104	961
The Charles Schwab Corp. (Diversified Financial Services)	154	2,184
The Dow Chemical Co. (Chemicals)	182	4,317
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	18	1,003

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraBull :: 109

Common Stocks, continued
	Shares	Value

The Gap, Inc. (Retail)	70	$1,362
The Goldman Sachs Group, Inc. (Diversified Financial Services)	80	10,502
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	38	378
The Hershey Co. (Food)	26	1,246
The New York Times Co.—Class A* (Media)	18	156
The Travelers Cos., Inc. (Insurance)	78	3,841
The Williams Cos., Inc. (Pipelines)	92	1,682
Thermo Fisher Scientific, Inc.* (Electronics)	64	3,139
Tiffany & Co. (Retail)	20	758
Time Warner Cable, Inc. (Media)	56	2,916
Time Warner, Inc. (Media)	180	5,204
Titanium Metals Corp.* (Mining)	12	211
TJX Cos., Inc. (Retail)	64	2,685
Torchmark Corp. (Insurance)	12	594
Total System Services, Inc. (Software)	30	408
Tyson Foods, Inc.—Class A (Food)	48	787
U.S. Bancorp (Banks)	302	6,750
Union Pacific Corp. (Transportation)	80	5,561
United Parcel Service, Inc.—Class B (Transportation)	156	8,875
United States Steel Corp. (Iron/Steel)	22	848
United Technologies Corp. (Aerospace/Defense)	146	9,477
UnitedHealth Group, Inc. (Healthcare-Services)	180	5,112
UnumProvident Corp. (Insurance)	52	1,128
Urban Outfitters, Inc.* (Retail)	20	688
V.F. Corp. (Apparel)	12	854
Valero Energy Corp. (Oil & Gas)	88	1,582
Varian Medical Systems, Inc.* (Healthcare-Products)	18	941
Ventas, Inc. (REIT)	24	1,127
VeriSign, Inc.* (Internet)	28	743
Verizon Communications, Inc. (Telecommunications)	446	12,497
Viacom, Inc.—Class B (Media)	96	3,012
Visa, Inc.—Class A (Commercial Services)	70	4,952
Vornado Realty Trust (REIT)	24	1,751
Vulcan Materials Co. (Building Materials)	20	877
W.W. Grainger, Inc. (Distribution/Wholesale)	8	796
Wal-Mart Stores, Inc. (Retail)	328	15,767
Walgreen Co. (Retail)	154	4,112
Walt Disney Co. (Media)	310	9,765
Washington Post Co.—Class B (Media)	2	821
Waste Management, Inc. (Environmental Control)	76	2,378
Waters Corp.* (Electronics)	14	906
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	16	649
WellPoint, Inc.* (Healthcare-Services)	66	3,229
Wells Fargo & Co. (Banks)	824	21,094
Western Digital Corp.* (Computers)	36	1,086
Western Union Co. (Commercial Services)	106	1,580
Weyerhaeuser Co. (Forest Products & Paper)	32	1,126
Whirlpool Corp. (Home Furnishings)	10	878
Whole Foods Market, Inc.* (Food)	26	937
Windstream Corp. (Telecommunications)	76	803
Wisconsin Energy Corp. (Electric)	18	913
Wyndham Worldwide Corp. (Lodging)	28	564
Wynn Resorts, Ltd. (Lodging)	10	763
Xcel Energy, Inc. (Electric)	72	1,484
Xerox Corp. (Office/Business Equipment)	218	1,753
Xilinx, Inc. (Semiconductors)	42	1,061
XL Capital, Ltd.—Class A (Insurance)	54	865
Yahoo!, Inc.* (Internet)	186	2,572
YUM! Brands, Inc. (Retail)	74	2,889
Zimmer Holdings, Inc.* (Healthcare-Products)	32	1,730
Zions Bancorp (Banks)	24	518

TOTAL COMMON STOCKS
(Cost $756,390)		1,457,706

Repurchase Agreements (111.1%)
	Principal
	Amount	Value

Bank of America, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $8,343,000 (Collateralized by $7,953,300 U.S. Treasury Notes, 3.63%, 8/15/19, market value $8,510,030)	$8,343,000	$8,343,000
Deutsche Bank, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $1,226,000 (Collateralized by $1,254,000 Federal National Mortgage Association, 0.28% ‡, 1/24/11, market value $1,252,036)	1,226,000	1,226,000
HSBC, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $15,015,000 (Collateralized by $15,306,000 of various U.S. Government Agency Obligations, 0.18%–1.63%, 3/9/11–5/4/12, market value $15,317,259)	15,015,000	15,015,000
UBS, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $159,000 (Collateralized by $149,000 Federal National Mortgage Association, 5.25%, 8/1/12, market value $163,900)	159,000	159,000
UMB, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $271,000 (Collateralized by $274,000 U.S. Treasury Notes, 2.00%, 9/30/10, market value $276,599)	271,000	271,000

TOTAL REPURCHASE AGREEMENTS
(Cost $25,014,000)		25,014,000

TOTAL INVESTMENT SECURITIES
(Cost $25,770,390)—117.6%		26,471,706
Net other assets (liabilities)—(17.6)%		(3,957,937)

NET ASSETS—100.0%		$22,513,769

*	Non-income producing security
+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of June 30, 2010, the aggregate amount held in a segregated account was $8,860,000.

‡	Represents the effective yield or interest rate in effect at June 30, 2010.

Futures Contracts Purchased

		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini S&P 500 Futures Contract expiring 9/20/10 (Underlying notional amount at value $4,206,600)	82	$(317,308)

Swap Agreements

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500 Index	$7,540,338	$(319,882)
Equity Index Swap Agreement with UBS AG, based on the S&P 500 Index	32,175,140	(1,745,959)

		$(2,065,841)

See accompanying notes to the financial statements.

110 :: ProFund VP UltraBull :: Financial Statements

ProFund VP UltraBull invested in the following industries as of June 30, 2010:

		% of
	Value	Net Assets

Advertising	$2,188	NM
Aerospace/Defense	33,247	0.2%
Agriculture	16,253	0.1%
Airlines	1,289	NM
Apparel	7,245	NM
Auto Manufacturers	7,656	NM
Auto Parts & Equipment	3,226	NM
Banks	77,863	0.4%
Beverages	38,841	0.2%
Biotechnology	17,850	0.1%
Building Materials	1,480	NM
Chemicals	23,003	0.1%
Coal	3,229	NM
Commercial Services	30,298	0.1%
Computers	95,492	0.4%
Cosmetics/Personal Care	36,089	0.2%
Distribution/Wholesale	2,747	NM
Diversified Financial Services	81,180	0.4%
Electric	49,628	0.2%
Electrical Components & Equipment	5,520	NM
Electronics	8,070	NM
Energy-Alternate Sources	683	NM
Engineering & Construction	1,846	NM
Entertainment	1,287	NM
Environmental Control	4,651	NM
Food	31,359	0.2%
Forest Products & Paper	4,071	NM
Gas	2,713	NM
Hand/Machine Tools	1,539	NM
Healthcare-Products	51,057	0.2%
Healthcare-Services	15,253	0.1%
Holding Companies-Diversified	585	NM
Home Builders	1,161	NM
Home Furnishings	1,177	NM
Household Products/Wares	6,702	NM
Housewares	644	NM
Insurance	58,319	0.3%
Internet	35,064	0.2%
Iron/Steel	4,438	NM
Leisure Time	2,856	NM
Lodging	3,768	NM
Machinery-Construction & Mining	5,887	NM
Machinery-Diversified	7,387	NM
Media	43,722	0.2%
Metal Fabricate/Hardware	2,264	NM
Mining	10,889	0.1%
Miscellaneous Manufacturing	51,649	0.2%
Office/Business Equipment	2,456	NM
Oil & Gas	126,219	0.6%
Oil & Gas Services	22,432	0.1%
Packaging & Containers	2,890	NM
Pharmaceuticals	84,624	0.4%
Pipelines	6,134	NM
REIT	18,473	0.1%
Real Estate	572	NM
Retail	88,989	0.4%
Savings & Loans	906	NM
Semiconductors	37,213	0.2%
Software	62,545	0.3%
Telecommunications	81,673	0.4%
Textiles	479	NM
Toys/Games/Hobbies	2,007	NM
Transportation	26,729	0.1%
Other**	21,056,063	93.5%

Total	$22,513,769	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraBull :: 111

Statement of Assets and Liabilities (unaudited) :: June 30, 2010

Assets:
Total Investment Securities, at cost	$25,770,390

Securities, at value	1,457,706
Repurchase agreements, at value	25,014,000

Total Investment Securities, at value	26,471,706
Segregated cash balances with brokers for futures contracts	473,140
Dividends receivable	2,709
Receivable for capital shares issued	11,272
Prepaid expenses	260

Total Assets	26,959,087

Liabilities:
Cash overdraft	4,497
Payable for capital shares redeemed	2,289,938
Unrealized loss on swap agreements	2,065,841
Variation margin on futures contracts	45,100
Advisory fees payable	9,709
Management services fees payable	1,294
Administration fees payable	663
Administrative services fees payable	5,936
Distribution fees payable	8,152
Trustee fees payable	1
Transfer agency fees payable	2,300
Fund accounting fees payable	1,438
Compliance services fees payable	108
Other accrued expenses	10,341

Total Liabilities	4,445,318

Net Assets	$22,513,769

Net Assets consist of:
Capital	$56,950,404
Accumulated net investment income (loss)	(103,517)
Accumulated net realized gains (losses) on investments	(32,651,285)
Net unrealized appreciation (depreciation) on investments	(1,681,833)

Net Assets	$22,513,769

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,814,996

Net Asset Value (offering and redemption price per share)	$8.00

Statement of Operations (unaudited) :: For the six months ended June 30, 2010

Investment Income:
Dividends	$90,000
Interest	5,488

Total Investment Income	95,488

Expenses:
Advisory fees	88,842
Management services fees	11,845
Administration fees	4,247
Transfer agency fees	6,143
Administrative services fees	29,262
Distribution fees	29,614
Custody fees	13,082
Fund accounting fees	9,844
Trustee fees	145
Compliance services fees	83
Other fees	11,641

Total Gross Expenses before reductions	204,748
Less Expenses reduced by the Advisor	(5,743)

Total Net Expenses	199,005

Net Investment Income (Loss)	(103,517)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	1,351,623
Net realized gains (losses) on futures contracts	(893,617)
Net realized gains (losses) on swap agreements	(557,227)
Change in net unrealized appreciation/depreciation on investments	(4,582,597)

Net Realized and Unrealized Gains (Losses) on Investments	(4,681,818)

Change in Net Assets Resulting from Operations	$(4,785,335)

See accompanying notes to the financial statements.

112 :: ProFund VP UltraBull :: Financial Statements

Statements of Changes in Net Assets

	For the
	six months ended	For the
	June 30, 2010	year ended
	(unaudited)	December 31, 2009

From Investment Activities: Operations:
Net investment income (loss)	$(103,517)	$(45,747)
Net realized gains (losses) on investments	(99,221)	5,949,346
Change in net unrealized appreciation/depreciation on investments	(4,582,597)	(5,411,542)

Change in net assets resulting from operations	(4,785,335)	5,392,057

Distributions to Shareholders From:
Net investment income	—	(225,919)

Change in net assets resulting from distributions	—	(225,919)

Capital Transactions:
Proceeds from shares issued	427,937,764	456,658,409
Dividends reinvested	—	225,919
Value of shares redeemed	(428,011,876)	(486,960,323)

Change in net assets resulting from capital transactions	(74,112)	(30,075,995)

Change in net assets	(4,859,447)	(24,909,857)
Net Assets:
Beginning of period	27,373,216	52,283,073

End of period	$22,513,769	$27,373,216

Accumulated net investment income (loss)	$(103,517)	$—

Share Transactions:
Issued	44,725,912	59,607,711
Reinvested	—	25,702
Redeemed	(44,760,410)	(64,564,429)

Change in shares	(34,498)	(4,931,016)

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP UltraBull :: 113

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the
	six months ended	For the	For the	For the	For the	For the
	June 30, 2010	year ended	year ended	year ended	year ended	year ended
	(unaudited)	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$9.61	$6.72	$21.04	$23.84	$20.65	$22.84

Investment Activities:
Net investment income (loss)(a)	(0.04)	(0.02)	0.09	0.21	0.16	0.05
Net realized and unrealized gains (losses) on investments	(1.57)	3.01	(14.12)	0.12	4.40	0.49

Total income (loss) from investment activities	(1.61)	2.99	(14.03)	0.33	4.56	0.54

Distributions to Shareholders From:
Net investment income	—	(0.10)	(0.29)	(0.18)	(0.09)	(0.02)
Net realized gains on investments	—	—	—	(2.95)	(1.28)	(2.71)

Total distributions	—	(0.10)	(0.29)	(3.13)	(1.37)	(2.73)

Net Asset Value, End of Period	$8.00	$9.61	$6.72	$21.04	$23.84	$20.65

Total Return	(16.75)% (b)	44.64%	(67.40)%	0.85%	23.06%	2.61%

Ratios to Average Net Assets:
Gross expenses(c)	1.73%	1.78%	1.81%	1.68%	1.75%	1.88%
Net expenses(c)	1.68%	1.66%	1.63%	1.63%	1.72%	1.88%
Net investment income (loss)(c)	(0.87)%	(0.21)%	0.67%	0.88%	0.74%	0.24%

Supplemental Data:
Net assets, end of period (000’s)	$22,514	$27,373	$52,283	$61,911	$70,430	$51,738
Portfolio turnover rate(d)	838% (b)	629%	909%	916%	1,411%	681%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

114 :: ProFund VP UltraMid-Cap :: Financial Statements

Investment Objective:   The ProFund VP UltraMid-Cap seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P MidCap 400 Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2010

Market Exposure
Investment Type	% of Net Assets

Equity Securities	63%
Futures Contracts	33%
Swap Agreements	106%

Total Exposure	202%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

New York Community Bancorp	0.5%
Newfield Exploration Co.	0.5%
Vertex Pharmaceuticals, Inc.	0.5%
Edwards Lifesciences Corp.	0.5%
Cree Research, Inc.	0.5%

S&P MidCap 400 Index - Composition
% of Index

Consumer Non-Cyclical	21%
Financial	20%
Industrial	18%
Consumer Cyclical	13%
Technology	8%
Utilities	6%
Communications	5%
Energy	5%
Basic Materials	4%

Schedule of Portfolio Investments (unaudited)

Common Stocks (62.8%)
	Shares	Value

99 Cents Only Stores* (Retail)	590	$8,732
Aaron’s, Inc. (Commercial Services)	1,180	20,143
ACI Worldwide, Inc.* (Software)	472	9,190
Acuity Brands, Inc. (Miscellaneous Manufacturing)	590	21,464
Acxiom Corp.* (Software)	1,180	17,334
ADC Telecommunications, Inc.* (Telecommunications)	1,416	10,493
ADTRAN, Inc. (Telecommunications)	826	22,525
Advance Auto Parts, Inc. (Retail)	1,298	65,134
Advent Software, Inc.* (Software)	236	11,083
Aecom Technology Corp.* (Engineering & Construction)	1,652	38,095
Aeropostale, Inc.* (Retail)	1,298	37,175
Affiliated Managers Group, Inc.* (Diversified Financial Services)	590	35,854
Affymetrix, Inc.* (Biotechnology)	1,062	6,266
AGCO Corp.* (Machinery-Diversified)	1,298	35,007
AGL Resources, Inc. (Gas)	1,062	38,041
AirTran Holdings, Inc.* (Airlines)	2,006	9,729
Alaska Air Group, Inc.* (Airlines)	472	21,216
Albemarle Corp. (Chemicals)	1,298	51,544
Alberto-Culver Co. (Cosmetics/Personal Care)	1,180	31,966
Alexander & Baldwin, Inc. (Transportation)	590	17,570
Alexandria Real Estate Equities, Inc. (REIT)	590	37,388
Alliance Data Systems Corp.* (Commercial Services)	708	42,140
Alliant Energy Corp. (Electric)	1,652	52,434
Alliant Techsystems, Inc.* (Aerospace/Defense)	472	29,292
AMB Property Corp. (REIT)	2,478	58,753
American Eagle Outfitters, Inc. (Retail)	3,068	36,049
American Financial Group, Inc. (Insurance)	1,062	29,014
American Greetings Corp.—Class A (Household Products/Wares)	590	11,068
AmeriCredit Corp.* (Diversified Financial Services)	1,416	25,800
Ametek, Inc. (Electrical Components & Equipment)	1,534	61,590
AnnTaylor Stores Corp.* (Retail)	826	13,439
ANSYS, Inc.* (Software)	1,298	52,660
AOL, Inc.* (Internet)	1,534	31,892
Apollo Investment Corp. (Investment Companies)	2,832	26,423
AptarGroup, Inc. (Miscellaneous Manufacturing)	944	35,702
Aqua America, Inc. (Water)	2,006	35,466
Arch Coal, Inc. (Coal)	2,360	46,752
Arrow Electronics, Inc.* (Electronics)	1,770	39,559
Arthur J. Gallagher & Co. (Insurance)	1,534	37,399
Ashland, Inc. (Chemicals)	1,180	54,776
Associated Banc-Corp (Banks)	2,596	31,827
Astoria Financial Corp. (Savings & Loans)	1,180	16,237
Atmel Corp.* (Semiconductors)	6,844	32,851
Atmos Energy Corp. (Gas)	1,298	35,098
Atwood Oceanics, Inc.* (Oil & Gas)	826	21,080
Avnet, Inc.* (Electronics)	2,242	54,055
Bally Technologies, Inc.* (Entertainment)	826	26,754
BancorpSouth, Inc. (Banks)	1,062	18,989
Bank of Hawaii Corp. (Banks)	708	34,232
Barnes & Noble, Inc. (Retail)	590	7,611
BE Aerospace, Inc.* (Aerospace/Defense)	1,534	39,010
Beckman Coulter, Inc. (Healthcare-Products)	944	56,914
Bill Barrett Corp.* (Oil & Gas)	472	14,523
Bio-Rad Laboratories, Inc.—Class A* (Biotechnology)	236	20,412
BJ’s Wholesale Club, Inc.* (Retail)	708	26,203
Black Hills Corp. (Electric)	590	16,797
Bob Evans Farms, Inc. (Retail)	354	8,715
BorgWarner, Inc.* (Auto Parts & Equipment)	1,770	66,092
Boyd Gaming Corp.* (Lodging)	826	7,013
BRE Properties, Inc.—Class A (REIT)	826	30,504
Brinker International, Inc. (Retail)	1,534	22,182
Broadridge Financial Solutions, Inc. (Software)	2,006	38,214
Brown & Brown, Inc. (Insurance)	1,770	33,878
Bucyrus International, Inc.—Class A (Machinery-Construction & Mining)	1,180	55,991
Burger King Holdings, Inc. (Retail)	1,298	21,858
Cabot Corp. (Chemicals)	944	22,760
Cadence Design Systems, Inc.* (Computers)	4,012	23,229
Camden Property Trust (REIT)	944	38,562
Career Education Corp.* (Commercial Services)	944	21,731
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	826	29,843
Carpenter Technology Corp. (Iron/Steel)	590	19,370
Cathay Bancorp, Inc. (Banks)	1,180	12,189

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraMid-Cap :: 115

Common Stocks, continued
	Shares	Value

Charles River Laboratories International, Inc.* (Biotechnology)	944	$32,294
Cheesecake Factory, Inc.* (Retail)	826	18,387
Chico’s FAS, Inc. (Retail)	2,596	25,648
Chipotle Mexican Grill, Inc.—Class A* (Retail)	472	64,574
Church & Dwight, Inc. (Household Products/Wares)	1,062	66,598
Ciena Corp.* (Telecommunications)	1,298	16,459
Cimarex Energy Co. (Oil & Gas)	1,180	84,464
Cincinnati Bell, Inc.* (Telecommunications)	2,950	8,880
City National Corp. (Banks)	590	30,226
Clean Harbors, Inc.* (Environmental Control)	236	15,673
Cleco Corp. (Electric)	826	21,815
Coldwater Creek, Inc.* (Retail)	826	2,775
Collective Brands, Inc.* (Retail)	944	14,915
Commerce Bancshares, Inc. (Banks)	1,062	38,221
Commercial Metals Co. (Metal Fabricate/Hardware)	1,652	21,839
Commscope, Inc.* (Telecommunications)	1,416	33,658
Community Health Systems, Inc.* (Healthcare-Services)	1,416	47,875
Comstock Resources, Inc.* (Oil & Gas)	708	19,626
Con-way, Inc. (Transportation)	708	21,254
Convergys Corp.* (Commercial Services)	1,770	17,364
Copart, Inc.* (Retail)	944	33,805
CoreLogic, Inc. (Commercial Services)	1,534	27,090
Corinthian Colleges, Inc.* (Commercial Services)	1,298	12,785
Corn Products International, Inc. (Food)	1,062	32,179
Corporate Office Properties Trust (REIT)	826	31,190
Corrections Corp. of America* (Commercial Services)	1,652	31,520
Cousins Properties, Inc. (REIT)	1,560	10,517
Covance, Inc.* (Healthcare-Services)	944	48,446
Crane Co. (Miscellaneous Manufacturing)	708	21,389
Cree Research, Inc.* (Semiconductors)	1,534	92,086
Cullen/Frost Bankers, Inc. (Banks)	826	42,456
Cytec Industries, Inc. (Chemicals)	708	28,313
Deluxe Corp. (Commercial Services)	708	13,275
Dick’s Sporting Goods, Inc.* (Retail)	1,298	32,307
Diebold, Inc. (Computers)	944	25,724
Digital River, Inc.* (Internet)	590	14,107
Dollar Tree, Inc.* (Retail)	1,770	73,685
Donaldson Co., Inc. (Miscellaneous Manufacturing)	1,062	45,294
DPL, Inc. (Electric)	1,770	42,303
DreamWorks Animation SKG, Inc.—Class A* (Entertainment)	1,062	30,320
Dress Barn, Inc.* (Retail)	826	19,667
DST Systems, Inc. (Computers)	472	17,058
Duke-Weeks Realty Corp. (REIT)	3,540	40,179
Dynegy, Inc.* (Electric)	1,416	5,452
Eaton Vance Corp. (Diversified Financial Services)	1,770	48,870
Edwards Lifesciences Corp.* (Healthcare-Products)	1,652	92,545
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	1,652	36,047
Energen Corp. (Gas)	1,062	47,078
Energizer Holdings, Inc.* (Electrical Components & Equipment)	944	47,464
Equinix, Inc.* (Internet)	590	47,920
Equity One, Inc. (REIT)	472	7,363
Essex Property Trust, Inc. (REIT)	354	34,529
Everest Re Group, Ltd. (Insurance)	826	58,415
Exterran Holdings, Inc.* (Oil & Gas Services)	944	24,365
F5 Networks, Inc.* (Internet)	1,180	80,913
FactSet Research Systems, Inc. (Computers)	590	39,524
Fair Isaac Corp. (Software)	590	12,856
Fairchild Semiconductor International, Inc.* (Semiconductors)	1,888	15,878
Federal Realty Investment Trust (REIT)	826	58,043
Fidelity National Title Group, Inc.—Class A (Insurance)	3,422	44,452
First American Financial Corp. (Insurance)	1,534	19,451
First Niagara Financial Group, Inc. (Savings & Loans)	3,068	38,442
FirstMerit Corp. (Banks)	1,534	26,277
Flowers Foods, Inc. (Food)	1,062	25,945
Foot Locker, Inc. (Retail)	2,360	29,783
Forest Oil Corp.* (Oil & Gas)	1,652	45,199
Fossil, Inc.* (Household Products/Wares)	708	24,568
Frontier Oil Corp. (Oil & Gas)	1,534	20,632
FTI Consulting, Inc.* (Commercial Services)	708	30,862
Fulton Financial Corp. (Banks)	2,950	28,468
Gardner Denver, Inc. (Machinery-Diversified)	708	31,570
Gartner Group, Inc.* (Commercial Services)	826	19,205
GATX Corp. (Trucking & Leasing)	590	15,741
Gen-Probe, Inc.* (Healthcare-Products)	708	32,157
Gentex Corp. (Electronics)	2,006	36,068
Global Payments, Inc. (Software)	1,180	43,117
Graco, Inc. (Machinery-Diversified)	826	23,285
Granite Construction, Inc. (Engineering & Construction)	472	11,130
Great Plains Energy, Inc. (Electric)	2,006	34,142
Green Mountain Coffee Roasters, Inc.* (Beverages)	1,534	39,424
Greenhill & Co., Inc. (Diversified Financial Services)	236	14,427
Greif, Inc.—Class A (Packaging & Containers)	472	26,215
GUESS?, Inc. (Apparel)	826	25,804
Hanesbrands, Inc.* (Apparel)	1,416	34,069
Hanover Insurance Group, Inc. (Insurance)	590	25,665
Hansen Natural Corp.* (Beverages)	1,062	41,535
Harsco Corp. (Miscellaneous Manufacturing)	1,180	27,730
Harte-Hanks, Inc. (Advertising)	472	4,932
Hawaiian Electric Industries, Inc. (Electric)	1,298	29,568
HCC Insurance Holdings, Inc. (Insurance)	1,652	40,904
Health Management Associates, Inc.—Class A* (Healthcare-Services)	3,658	28,423
Health Net, Inc.* (Healthcare-Services)	1,416	34,508
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	1,298	13,979
Henry Schein, Inc.* (Healthcare-Products)	1,298	71,260
Herman Miller, Inc. (Office Furnishings)	826	15,587
Hewitt Associates, Inc.* (Commercial Services)	1,180	40,663
Highwoods Properties, Inc. (REIT)	1,062	29,481
Hill-Rom Holdings, Inc. (Healthcare-Products)	944	28,726
HNI Corp. (Office Furnishings)	590	16,278
Hologic, Inc.* (Healthcare-Products)	3,894	54,243
Hospitality Properties Trust (REIT)	1,770	37,347
Hubbell, Inc.—Class B (Electrical Components & Equipment)	826	32,784
IDACORP, Inc. (Electric)	708	23,555
IDEX Corp. (Machinery-Diversified)	1,180	33,713
IDEXX Laboratories, Inc.* (Healthcare-Products)	826	50,303
Immucor, Inc.* (Healthcare-Products)	944	17,983
Informatica Corp.* (Software)	1,298	30,996
Ingram Micro, Inc.—Class A* (Distribution/Wholesale)	2,478	37,641
Integrated Device Technology, Inc.* (Semiconductors)	2,360	11,682
International Bancshares Corp. (Banks)	708	11,817
International Rectifier Corp.* (Semiconductors)	1,062	19,764
International Speedway Corp. (Entertainment)	354	9,119
Intersil Corp.—Class A (Semiconductors)	1,770	21,435
Intrepid Potash, Inc.* (Chemicals)	590	11,546
Itron, Inc.* (Electronics)	590	36,474
ITT Educational Services, Inc.* (Commercial Services)	354	29,389
J. Crew Group, Inc.* (Retail)	826	30,405
J.B. Hunt Transport Services, Inc. (Transportation)	1,298	42,406

See accompanying notes to the financial statements.

116 :: ProFund VP UltraMid-Cap :: Financial Statements

Common Stocks, continued
	Shares	Value

Jack Henry & Associates, Inc. (Computers)	1,180	$28,178
Jefferies Group, Inc. (Diversified Financial Services)	1,770	37,312
JetBlue Airways Corp.* (Airlines)	3,068	16,843
John Wiley & Sons, Inc. (Media)	590	22,815
Jones Lang LaSalle, Inc. (Real Estate)	590	38,728
Joy Global, Inc. (Machinery-Construction & Mining)	1,534	76,838
Kansas City Southern Industries, Inc.* (Transportation)	1,534	55,761
KB Home (Home Builders)	1,062	11,682
KBR, Inc. (Engineering & Construction)	2,360	48,002
Kennametal, Inc. (Hand/Machine Tools)	1,180	30,007
Kindred Healthcare, Inc.* (Healthcare-Services)	590	7,576
Kinetic Concepts, Inc.* (Healthcare-Products)	826	30,157
Kirby Corp.* (Transportation)	708	27,081
Korn/Ferry International* (Commercial Services)	590	8,201
Lam Research Corp.* (Semiconductors)	1,888	71,857
Lamar Advertising Co.* (Advertising)	708	17,360
Lancaster Colony Corp. (Miscellaneous Manufacturing)	236	12,593
Landstar System, Inc. (Transportation)	708	27,605
Lender Processing Services, Inc. (Diversified Financial Services)	1,416	44,335
Lennox International, Inc. (Building Materials)	708	29,432
Liberty Property Trust (REIT)	1,652	47,660
Life Time Fitness, Inc.* (Leisure Time)	590	18,756
LifePoint Hospitals, Inc.* (Healthcare-Services)	826	25,936
Lincare Holdings, Inc.* (Healthcare-Services)	1,416	46,034
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	590	30,084
LKQ Corp.* (Distribution/Wholesale)	2,124	40,951
Louisiana-Pacific Corp.* (Forest Products & Paper)	1,888	12,631
Lubrizol Corp. (Chemicals)	944	75,813
M.D.C. Holdings, Inc. (Home Builders)	472	12,720
Mack-Cali Realty Corp. (REIT)	1,180	35,081
Manpower, Inc. (Commercial Services)	1,180	50,952
ManTech International Corp.—Class A* (Software)	236	10,047
Mariner Energy, Inc.* (Oil & Gas)	1,534	32,950
Martin Marietta Materials (Building Materials)	590	50,038
Masimo Corp. (Healthcare-Products)	708	16,857
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	354	10,365
MDU Resources Group, Inc. (Electric)	2,832	51,061
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	826	18,073
Mednax, Inc.* (Healthcare-Services)	708	39,372
Mentor Graphics Corp.* (Computers)	1,534	13,576
Mercury General Corp. (Insurance)	472	19,560
Mettler Toledo International, Inc.* (Electrical Components & Equipment)	472	52,689
Micros Systems, Inc.* (Computers)	1,180	37,607
Mine Safety Appliances Co. (Environmental Control)	354	8,772
Minerals Technologies, Inc. (Chemicals)	236	11,219
Mohawk Industries, Inc.* (Textiles)	826	37,798
MSC Industrial Direct Co.—Class A (Retail)	590	29,889
MSCI, Inc.—Class A* (Software)	1,652	45,265
National Fuel Gas Co. (Pipelines)	1,180	54,138
National Instruments Corp. (Computers)	826	26,250
Nationwide Health Properties, Inc. (REIT)	1,770	63,313
Navigant Consulting Co.* (Commercial Services)	708	7,349
NBTY, Inc.* (Pharmaceuticals)	944	32,105
NCR Corp.* (Computers)	2,360	28,603
Netflix, Inc.* (Internet)	590	64,103
NeuStar, Inc.* (Telecommunications)	1,062	21,898
New York Community Bancorp (Savings & Loans)	6,490	99,102
NewAlliance Bancshares, Inc. (Savings & Loans)	1,534	17,196
Newfield Exploration Co.* (Oil & Gas)	2,006	98,013
NewMarket Corp. (Chemicals)	118	10,304
Nordson Corp. (Machinery-Diversified)	472	26,470
NSTAR (Electric)	1,534	53,690
NV Energy, Inc. (Electric)	3,540	41,807
NVR, Inc.* (Home Builders)	118	77,294
Oceaneering International, Inc.* (Oil & Gas Services)	826	37,087
OGE Energy Corp. (Electric)	1,416	51,769
Old Republic International Corp. (Insurance)	3,540	42,940
Olin Corp. (Chemicals)	1,180	21,346
OMEGA Healthcare Investors, Inc. (REIT)	1,298	25,869
Omnicare, Inc. (Pharmaceuticals)	1,770	41,949
Oshkosh Truck Corp.* (Auto Manufacturers)	1,298	40,446
Overseas Shipholding Group, Inc. (Transportation)	354	13,112
Owens & Minor, Inc. (Distribution/Wholesale)	944	26,791
Packaging Corp. of America (Packaging & Containers)	1,534	33,779
PacWest Bancorp (Banks)	354	6,482
Palm, Inc.* (Computers)	2,478	14,100
Panera Bread Co.—Class A* (Retail)	472	35,537
Parametric Technology Corp.* (Software)	1,652	25,887
Patriot Coal Corp.* (Coal)	1,062	12,479
Patterson-UTI Energy, Inc. (Oil & Gas)	2,242	28,855
Pentair, Inc. (Miscellaneous Manufacturing)	1,416	45,595
Perrigo Co. (Pharmaceuticals)	1,180	69,703
PetSmart, Inc. (Retail)	1,770	53,401
Pharmaceutical Product Development, Inc. (Commercial Services)	1,770	44,976
Phillips-Van Heusen Corp. (Apparel)	826	38,219
Plains Exploration & Production Co.* (Oil & Gas)	2,006	41,344
Plantronics, Inc. (Telecommunications)	708	20,249
PNM Resources, Inc. (Electric)	1,298	14,512
Polycom, Inc.* (Telecommunications)	1,180	35,152
Potlatch Corp. (Forest Products & Paper)	590	21,081
Pride International, Inc.* (Oil & Gas)	2,596	57,995
Prosperity Bancshares, Inc. (Banks)	590	20,503
Protective Life Corp. (Insurance)	1,180	25,240
Psychiatric Solutions, Inc.* (Healthcare-Services)	826	27,027
Quest Software, Inc.* (Software)	826	14,901
Questar Corp.* (Gas)	2,478	40,020
Quicksilver Resources, Inc.* (Oil & Gas)	1,770	19,470
Ralcorp Holdings, Inc.* (Food)	826	45,265
Raymond James Financial Corp. (Diversified Financial Services)	1,416	34,961
Rayonier, Inc. (Forest Products & Paper)	1,180	51,944
Realty Income Corp. (REIT)	1,534	46,526
Regal-Beloit Corp. (Hand/Machine Tools)	472	26,328
Regency Centers Corp. (REIT)	1,180	40,592
Regis Corp. (Retail)	826	12,861
Reinsurance Group of America, Inc. (Insurance)	1,062	48,544
Reliance Steel & Aluminum Co. (Iron/Steel)	944	34,126
Rent-A-Center, Inc.* (Commercial Services)	944	19,125
ResMed, Inc.* (Healthcare-Products)	1,062	64,580
RF Micro Devices, Inc.* (Telecommunications)	4,012	15,687
Rock-Tenn Co.—Class A (Forest Products & Paper)	472	23,444
Rollins, Inc. (Commercial Services)	590	12,207
Rovi Corp.* (Semiconductors)	1,534	58,154
RPM, Inc. (Chemicals)	1,888	33,682
Ruddick Corp. (Food)	590	18,284
Saks, Inc.* (Retail)	2,360	17,912
Scholastic Corp. (Media)	354	8,538
Scientific Games Corp.—Class A* (Entertainment)	944	8,685
SEI Investments Co. (Software)	1,888	38,440
Semtech Corp.* (Semiconductors)	826	13,522
Senior Housing Properties Trust (REIT)	1,888	37,968
Sensient Technologies Corp. (Chemicals)	708	18,358
Service Corp. International (Commercial Services)	3,776	27,942
Shaw Group, Inc.* (Engineering & Construction)	1,180	40,380

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraMid-Cap :: 117

Common Stocks, continued
	Shares	Value

Silgan Holdings, Inc. (Packaging & Containers)	708	$20,093
Silicon Laboratories, Inc.* (Semiconductors)	590	23,930
SL Green Realty Corp. (REIT)	1,062	58,452
Smithfield Foods, Inc.* (Food)	2,124	31,648
Solera Holdings, Inc. (Software)	944	34,173
Sonoco Products Co. (Packaging & Containers)	1,416	43,160
Sotheby’s (Commercial Services)	944	21,589
Southern Union Co. (Gas)	1,770	38,692
SPX Corp. (Miscellaneous Manufacturing)	708	37,389
SRA International, Inc.—Class A* (Computers)	590	11,605
StanCorp Financial Group, Inc. (Insurance)	708	28,702
Steel Dynamics, Inc. (Iron/Steel)	3,186	42,023
STERIS Corp. (Healthcare-Products)	826	25,672
Strayer Education, Inc. (Commercial Services)	118	24,531
Superior Energy Services, Inc.* (Oil & Gas Services)	1,180	22,031
SVB Financial Group* (Banks)	590	24,326
Sybase, Inc.* (Software)	1,298	83,929
Syniverse Holdings, Inc.* (Telecommunications)	944	19,305
Synopsys, Inc.* (Computers)	2,124	44,328
Synovus Financial Corp. (Banks)	11,800	29,972
TCF Financial Corp. (Banks)	1,770	29,400
Tech Data Corp.* (Distribution/Wholesale)	708	25,219
Techne Corp. (Healthcare-Products)	472	27,116
Teleflex, Inc. (Miscellaneous Manufacturing)	590	32,025
Telephone & Data Systems, Inc. (Telecommunications)	1,298	39,446
Temple-Inland, Inc. (Forest Products & Paper)	1,534	31,708
Terex Corp.* (Machinery-Construction & Mining)	1,534	28,747
The Brink’s Co. (Miscellaneous Manufacturing)	708	13,473
The Corporate Executive Board Co. (Commercial Services)	472	12,399
The Macerich Co. (REIT)	1,888	70,460
The Ryland Group, Inc. (Home Builders)	590	9,334
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	590	26,202
The Timberland Co.—Class A* (Apparel)	590	9,529
The Warnaco Group, Inc.* (Apparel)	590	21,323
Thomas & Betts Corp.* (Electronics)	708	24,568
Thor Industries, Inc. (Home Builders)	472	11,210
Thoratec Corp.* (Healthcare-Products)	826	35,295
Tibco Software, Inc.* (Internet)	2,478	29,885
Tidewater, Inc. (Oil & Gas Services)	708	27,414
Timken Co. (Metal Fabricate/Hardware)	1,180	30,668
Toll Brothers, Inc.* (Home Builders)	2,006	32,818
Tootsie Roll Industries, Inc. (Food)	354	8,372
Towers Watson & Co.—Class A (Commercial Services)	590	22,922
Tractor Supply Co. (Retail)	472	28,778
Transatlantic Holdings, Inc. (Insurance)	944	45,274
Trimble Navigation, Ltd.* (Electronics)	1,770	49,560
Trinity Industries, Inc. (Miscellaneous Manufacturing)	1,180	20,910
Trustmark Corp. (Banks)	826	17,197
Tupperware Corp. (Household Products/Wares)	944	37,618
tw telecom, Inc.* (Telecommunications)	2,242	37,397
UDR, Inc. (REIT)	2,360	45,147
UGI Corp. (Gas)	1,534	39,025
Under Armour, Inc.—Class A* (Retail)	472	15,637
Unit Corp.* (Oil & Gas)	590	23,948
United Rentals, Inc.* (Commercial Services)	826	7,698
United Therapeutics Corp.* (Pharmaceuticals)	708	34,557
Unitrin, Inc. (Insurance)	708	18,125
Universal Corp. (Agriculture)	354	14,047
Universal Health Services, Inc.—Class B (Healthcare-Services)	1,416	54,020
URS Corp.* (Engineering & Construction)	1,180	46,433
Valeant Pharmaceuticals International* (Pharmaceuticals)	944	49,362
Valley National Bancorp (Banks)	2,360	32,143
Valmont Industries, Inc. (Metal Fabricate/Hardware)	236	17,148
Valspar Corp. (Chemicals)	1,416	42,650
ValueClick, Inc.* (Internet)	1,180	12,614
VCA Antech, Inc.* (Pharmaceuticals)	1,180	29,217
Vectren Corp. (Gas)	1,180	27,919
Vertex Pharmaceuticals, Inc.* (Biotechnology)	2,950	97,055
Vishay Intertechnology, Inc.* (Electronics)	2,714	21,006
W.R. Berkley Corp. (Insurance)	1,888	49,956
Wabtec Corp. (Machinery-Diversified)	708	28,242
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	1,298	28,400
Washington Federal, Inc. (Savings & Loans)	1,652	26,729
Waste Connections, Inc.* (Environmental Control)	1,062	37,053
Webster Financial Corp. (Banks)	944	16,935
Weingarten Realty Investors (REIT)	1,534	29,223
WellCare Health Plans, Inc.* (Healthcare-Services)	590	14,007
Wendy’s/Arby’s Group, Inc.—Class A (Retail-Restaurants)	4,956	19,824
Werner Enterprises, Inc. (Transportation)	590	12,915
Westamerica Bancorp (Banks)	354	18,592
Westar Energy, Inc. (Electric)	1,652	35,700
WGL Holdings, Inc. (Gas)	708	24,093
Williams Sonoma, Inc. (Retail)	1,534	38,074
Wilmington Trust Corp. (Banks)	1,298	14,395
WMS Industries, Inc.* (Leisure Time)	708	27,789
Woodward Governor Co. (Electronics)	826	21,088
Worthington Industries, Inc. (Metal Fabricate/Hardware)	826	10,622
Zebra Technologies Corp.—Class A* (Machinery-Diversified)	826	20,956

TOTAL COMMON STOCKS
(Cost $9,096,899)		12,604,443

Repurchase Agreements (44.8%)

	Principal
	Amount

Bank of America, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $2,995,000 (Collateralized by $2,855,200 U.S. Treasury Notes, 3.63%, 8/15/19, market value $3,055,064)	$2,995,000	2,995,000
Deutsche Bank, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $439,000 (Collateralized by $450,000 Federal National Mortgage Association, 0.28%‡, 1/24/11, market value $449,295)	439,000	439,000
HSBC, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $5,393,000 (Collateralized by $5,482,000 of various U.S. Government Agency Obligations, 0.65%–1.63%, 5/19/11–5/4/12, market value $5,502,874)	5,393,000	5,393,000
UBS, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $56,000 (Collateralized by $53,000 Federal National Mortgage Association, 5.25%, 8/1/12, market value $58,300)	56,000	56,000

See accompanying notes to the financial statements.

118 :: ProFund VP UltraMid-Cap :: Financial Statements

Repurchase Agreements, continued

	Principal
	Amount	Value

UMB, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $102,000 (Collateralized by $103,200 U.S. Treasury Notes, 2.00%, 9/30/10, market value $104,179)	$102,000	$102,000

TOTAL REPURCHASE AGREEMENTS
(Cost $8,985,000)		8,985,000

TOTAL INVESTMENT SECURITIES
(Cost $18,081,899)—107.6%		21,589,443
Net other assets (liabilities)—(7.6)%		(1,523,502)

NET ASSETS—100.0%		$20,065,941

*	Non-income producing security
+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of June 30, 2010, the aggregate amount held in a segregated account was $4,340,000.

‡	Represents the effective yield or interest rate in effect at June 30, 2010.

Futures Contracts Purchased

		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini S&P MidCap 400 Futures Contract expiring 9/20/10 (Underlying notional amount at value $6,668,360)	94	$(496,522)

Swap Agreements

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400 Index	$2,484,955	$(110,894)
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400 Index	18,872,403	(944,317)

		$(1,055,211)

ProFund VP UltraMid-Cap invested in the following industries as of June 30, 2010:

		% of
	Value	Net Assets

Advertising	$22,292	0.1%
Aerospace/Defense	68,302	0.3%
Agriculture	14,047	0.1%
Airlines	47,788	0.2%
Apparel	128,944	0.6%
Auto Manufacturers	40,446	0.2%
Auto Parts & Equipment	66,092	0.3%
Banks	484,647	2.4%
Beverages	80,959	0.4%
Biotechnology	156,027	0.8%
Building Materials	79,470	0.4%
Chemicals	382,311	1.9%
Coal	59,231	0.3%
Commercial Services	566,058	2.8%
Computers	309,782	1.5%
Cosmetics/Personal Care	31,966	0.2%
Distribution/Wholesale	130,602	0.7%
Diversified Financial Services	269,959	1.3%
Electric	474,605	2.4%
Electrical Components & Equipment	194,527	1.0%
Electronics	282,378	1.4%
Engineering & Construction	184,040	0.9%
Entertainment	74,878	0.4%
Environmental Control	61,498	0.3%
Food	161,693	0.8%
Forest Products & Paper	140,808	0.7%
Gas	289,966	1.4%
Hand/Machine Tools	86,419	0.4%
Healthcare-Products	603,808	3.0%
Healthcare-Services	373,224	1.9%
Home Builders	155,058	0.8%
Household Products/Wares	166,054	0.8%
Insurance	567,519	2.8%
Internet	281,434	1.4%
Investment Companies	26,423	0.1%
Iron/Steel	95,519	0.5%
Leisure Time	46,545	0.2%
Lodging	7,013	NM
Machinery-Construction & Mining	161,576	0.8%
Machinery-Diversified	199,243	1.0%
Media	31,353	0.2%
Metal Fabricate/Hardware	80,277	0.4%
Miscellaneous Manufacturing	353,772	1.8%
Office Furnishings	31,865	0.2%
Oil & Gas	508,099	2.5%
Oil & Gas Services	124,876	0.6%
Packaging & Containers	123,247	0.6%
Pharmaceuticals	311,013	1.6%
Pipelines	54,138	0.3%
REIT	914,147	4.6%
Real Estate	38,728	0.2%
Retail	825,138	4.1%
Retail-Restaurants	19,824	0.1%
Savings & Loans	197,706	1.0%
Semiconductors	361,159	1.8%
Software	468,092	2.3%
Telecommunications	281,149	1.4%
Textiles	37,798	0.2%
Transportation	217,704	1.1%
Trucking & Leasing	15,741	0.1%
Water	35,466	0.2%
Other**	7,461,498	37.2%

Total	$20,065,941	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraMid-Cap :: 119

Statement of Assets and Liabilities (unaudited) :: June 30, 2010

Assets:
Total Investment Securities, at cost	$18,081,899

Securities, at value	12,604,443
Repurchase agreements, at value	8,985,000

Total Investment Securities, at value	21,589,443
Segregated cash balances with brokers for futures contracts	1,030,333
Dividends receivable	12,109
Receivable for capital shares issued	16
Receivable for investments sold	54,488
Prepaid expenses	421

Total Assets	22,686,810

Liabilities:
Cash overdraft	11,151
Payable for investments purchased	40,044
Payable for capital shares redeemed	1,383,590
Unrealized loss on swap agreements	1,055,211
Variation margin on futures contracts	90,722
Advisory fees payable	10,119
Management services fees payable	1,349
Administration fees payable	701
Administrative services fees payable	6,492
Distribution fees payable	5,388
Trustee fees payable	1
Transfer agency fees payable	2,695
Fund accounting fees payable	1,520
Compliance services fees payable	154
Other accrued expenses	11,732

Total Liabilities	2,620,869

Net Assets	$20,065,941

Net Assets consist of:
Capital	$41,436,107
Accumulated net investment income (loss)	(128,908)
Accumulated net realized gains (losses) on investments	(23,197,069)
Net unrealized appreciation (depreciation) on investments	1,955,811

Net Assets	$20,065,941

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,171,057

Net Asset Value (offering and redemption price per share)	$17.14

Statement of Operations (unaudited) :: For the six months ended June 30, 2010

Investment Income:
Dividends	$139,092
Interest	5,040

Total Investment Income	144,132

Expenses:
Advisory fees	121,893
Management services fees	16,252
Administration fees	5,890
Transfer agency fees	8,248
Administrative services fees	53,587
Distribution fees	40,631
Custody fees	9,035
Fund accounting fees	12,407
Trustee fees	198
Compliance services fees	130
Other fees	14,495

Total Gross Expenses before reductions	282,766
Less Expenses reduced by the Advisor	(9,726)

Total Net Expenses	273,040

Net Investment Income (Loss)	(128,908)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	783,965
Net realized gains (losses) on futures contracts	823,548
Net realized gains (losses) on swap agreements	5,695
Change in net unrealized appreciation/depreciation on investments	(2,382,277)

Net Realized and Unrealized Gains (Losses) on Investments	(769,069)

Change in Net Assets Resulting from Operations	$(897,977)

See accompanying notes to the financial statements.

120 :: ProFund VP UltraMid-Cap :: Financial Statements

Statements of Changes in Net Assets

	For the
	six months ended	For the
	June 30, 2010	year ended
	(unaudited)	December 31, 2009

From Investment Activities:
Operations:
Net investment income (loss)	$(128,908)	$(124,965)
Net realized gains (losses) on investments	1,613,208	5,862,996
Change in net unrealized appreciation/depreciation on investments	(2,382,277)	1,063,018

Change in net assets resulting from operations	(897,977)	6,801,049

Distributions to Shareholders From:
Net investment income	—	(12,162)

Change in net assets resulting from distributions	—	(12,162)

Capital Transactions:
Proceeds from shares issued	225,122,077	244,905,847
Dividends reinvested	—	12,162
Value of shares redeemed	(234,616,026)	(244,311,301)

Change in net assets resulting from capital transactions	(9,493,949)	606,708

Change in net assets	(10,391,926)	7,395,595
Net Assets:
Beginning of period	30,457,867	23,062,272

End of period	$20,065,941	$30,457,867

Accumulated net investment income (loss)	$(128,908)	$—

Share Transactions:
Issued	11,239,289	18,713,766
Reinvested	—	705
Redeemed	(11,727,215)	(19,137,206)

Change in shares	(487,926)	(422,735)

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP UltraMid-Cap :: 121

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the
	six months ended	For the	For the	For the	For the	For the
	June 30, 2010	year ended	year ended	year ended	year ended	year ended
	(unaudited)	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$18.36	$11.08	$34.48	$33.34	$37.93	$35.37

Investment Activities:
Net investment income (loss)(a)	(0.08)	(0.09)	0.01	0.18	0.13	(0.09)
Net realized and unrealized gains (losses) on investments	(1.14)	7.38	(23.09)	1.84	2.96	6.29

Total income (loss) from investment activities	(1.22)	7.29	(23.08)	2.02	3.09	6.20

Distributions to Shareholders From:
Net investment income	—	(0.01)	(0.32)	(0.10)	—	—
Net realized gains on investments	—	—	—	(0.78)	(7.68)	(3.64)

Total distributions	—	(0.01)	(0.32)	(0.88)	(7.68)	(3.64)

Net Asset Value, End of Period	$17.14	$18.36	$11.08	$34.48	$33.34	$37.93

Total Return	(6.64)% (b)	65.79%	(67.48)%	6.00%	10.64%	17.89%

Ratios to Average Net Assets:
Gross expenses(c)	1.74%	1.84%	1.77%	1.69%	1.76%	1.91%
Net expenses(c)	1.68%	1.67%	1.63%	1.63%	1.73%	1.91%
Net investment income (loss)(c)	(0.79)%	(0.66)%	0.04%	0.47%	0.34%	(0.25)%

Supplemental Data:
Net assets, end of period (000’s)	$20,066	$30,458	$23,062	$65,251	$79,619	$87,717
Portfolio turnover rate(d)	150% (b)	283%	496%	501%	612%	692%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

122 :: ProFund VP UltraSmall-Cap :: Financial Statements

Investment Objective:   The ProFund VP UltraSmall-Cap seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Russell 2000 Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2010

Market Exposure
Investment Type	% of Net Assets

Equity Securities	14%
Futures Contracts	12%
Swap Agreements	174%

Total Exposure	200%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Piedmont Natural Gas Co., Inc.	NM
ProAssurance Corp.	NM
Northwest Natural Gas Co.	NM
Montpelier Re Holdings, Ltd.	NM
Alterra Capital Holdings, Ltd.	NM

NM Not meaningful, amount is less than 0.05%.

Russell 2000 Index - Composition
% of Index

Consumer Non-Cyclical	21%
Financial	21%
Industrial	15%
Consumer Cyclical	14%
Technology	10%
Communications	8%
Basic Materials	4%
Energy	4%
Utilities	3%

Schedule of Portfolio Investments (unaudited)

Common Stocks (13.7%)
	Shares	Value

3D Systems Corp.* (Computers)	85	$1,067
99 Cents Only Stores* (Retail)	119	1,761
A.M. Castle & Co.* (Metal Fabricate/Hardware)	85	1,181
AAR Corp.* (Aerospace/Defense)	136	2,277
Abaxis, Inc.* (Healthcare-Products)	102	2,186
ABIOMED, Inc.* (Healthcare-Products)	170	1,646
ABM Industries, Inc. (Commercial Services)	153	3,205
Acacia Research Corp.* (Media)	102	1,451
Accelrys, Inc.* (Software)	170	1,097
Acco Brands Corp.* (Household Products/Wares)	255	1,272
Accuray, Inc.* (Healthcare-Products)	187	1,240
Aceto Corp. (Chemicals)	187	1,072
ACI Worldwide, Inc.* (Software)	136	2,648
Acme Packet, Inc.* (Telecommunications)	119	3,199
Acorda Therapeutics, Inc.* (Biotechnology)	119	3,702
Actuant Corp.—Class A (Miscellaneous Manufacturing)	238	4,482
Acuity Brands, Inc. (Miscellaneous Manufacturing)	102	3,711
Acxiom Corp.* (Software)	221	3,246
ADC Telecommunications, Inc.* (Telecommunications)	323	2,393
Administaff, Inc. (Commercial Services)	68	1,643
ADTRAN, Inc. (Telecommunications)	170	4,636
Advance America Cash Advance Centers, Inc. (Commercial Services)	204	843
Advanced Analogic Technologies, Inc.* (Semiconductors)	425	1,356
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	119	1,463
Advent Software, Inc.* (Software)	68	3,193
Advisory Board Co.* (Commercial Services)	51	2,191
AFC Enterprises, Inc.* (Retail)	153	1,392
Affymetrix, Inc.* (Biotechnology)	238	1,404
Air Methods Corp.* (Healthcare-Services)	51	1,517
Aircastle, Ltd. (Trucking & Leasing)	204	1,601
AirTran Holdings, Inc.* (Airlines)	527	2,556
Alaska Air Group, Inc.* (Airlines)	85	3,821
Alaska Communications Systems Group, Inc. (Telecommunications)	221	1,876
Albany International Corp.—Class A (Machinery-Diversified)	85	1,376
Align Technology, Inc.* (Healthcare-Products)	187	2,781
Alkermes, Inc.* (Pharmaceuticals)	289	3,598
ALLETE, Inc. (Electric)	136	4,657
Alliance One International, Inc.* (Agriculture)	510	1,816
Allied Nevada Gold Corp.* (Mining)	170	3,346
Allos Therapeutics, Inc.* (Pharmaceuticals)	306	1,876
Almost Family, Inc.* (Healthcare-Services)	51	1,781
Alnylam Pharmaceuticals, Inc.* (Pharmaceuticals)	170	2,553
Alphatec Holdings, Inc.* (Healthcare-Products)	204	947
Alterra Capital Holdings, Ltd. (Insurance)	340	6,385
AMAG Pharmaceuticals, Inc.* (Biotechnology)	68	2,336
Ambassadors Group, Inc. (Leisure Time)	102	1,152
AMERCO* (Trucking & Leasing)	34	1,872
American Axle & Manufacturing Holdings, Inc.* (Auto Parts & Equipment)	221	1,620
American Campus Communities, Inc. (REIT)	153	4,175
American Capital Agency Corp. (REIT)	102	2,695
American Capital, Ltd.* (Investment Companies)	748	3,605
American Equity Investment Life Holding Co. (Insurance)	204	2,105
American Greetings Corp.—Class A (Household Products/Wares)	119	2,232
American Italian Pasta Co.—Class A* (Food)	68	3,595
American Medical Systems Holdings, Inc.* (Healthcare-Products)	204	4,512
American Public Education, Inc.* (Commercial Services)	51	2,229
American Reprographics Co.* (Software)	221	1,929
American States Water Co. (Water)	102	3,380
American Vanguard Corp. (Chemicals)	153	1,213
Amerigon, Inc.* (Auto Parts & Equipment)	187	1,380
AMERIGROUP Corp.* (Healthcare-Services)	136	4,417
Ameris Bancorp (Banks)	153	1,478
Ameron International Corp. (Miscellaneous Manufacturing)	34	2,051
Amkor Technology, Inc.* (Semiconductors)	408	2,248
AMN Healthcare Services, Inc.* (Commercial Services)	204	1,526
AmSurg Corp.* (Healthcare-Services)	119	2,121
AmTrust Financial Services, Inc. (Insurance)	204	2,456

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 123

Common Stocks, continued
	Shares	Value

ANADIGICS, Inc.* (Semiconductors)	306	$1,334
Analogic Corp. (Electronics)	51	2,321
Anixter International, Inc.* (Telecommunications)	85	3,621
AnnTaylor Stores Corp.* (Retail)	170	2,766
Apogee Enterprises, Inc. (Building Materials)	102	1,105
Apollo Investment Corp. (Investment Companies)	527	4,917
Applied Industrial Technologies, Inc. (Machinery-Diversified)	119	3,013
Applied Micro Circuits Corp.* (Semiconductors)	221	2,316
Applied Signal Technology, Inc. (Telecommunications)	119	2,338
Arbitron, Inc. (Commercial Services)	85	2,179
Arch Chemicals, Inc. (Chemicals)	85	2,613
ArcSight, Inc.* (Telecommunications)	68	1,523
Ardea Biosciences, Inc.* (Pharmaceuticals)	51	1,049
Arena Resources, Inc.* (Oil & Gas)	119	3,796
Argo Group International Holdings, Ltd. (Insurance)	119	3,640
Ariba, Inc.* (Internet)	272	4,333
Arkansas Best Corp. (Transportation)	85	1,764
ArQule, Inc.* (Biotechnology)	187	804
Array BioPharma, Inc.* (Pharmaceuticals)	323	985
Arris Group, Inc.* (Telecommunications)	357	3,638
Arrow Financial Corp. (Banks)	51	1,178
Art Technology Group, Inc.* (Internet)	561	1,919
Artio Global Investors, Inc. (Diversified Financial Services)	102	1,605
Aruba Networks, Inc.* (Telecommunications)	221	3,147
ArvinMeritor, Inc.* (Auto Parts & Equipment)	238	3,118
Ascent Media Corp.—Class A* (Entertainment)	68	1,718
Ashford Hospitality Trust* (REIT)	153	1,121
Assisted Living Concepts, Inc.—Class A* (Healthcare-Services)	68	2,012
Associated Estates Realty Corp. (REIT)	187	2,422
Astec Industries, Inc.* (Machinery-Construction & Mining)	68	1,886
Astoria Financial Corp. (Savings & Loans)	272	3,743
Astronics Corp.* (Aerospace/Defense)	51	834
Atlantic Tele-Network, Inc. (Environmental Control)	34	1,404
Atlas Air Worldwide Holdings, Inc.* (Transportation)	85	4,037
ATMI, Inc.* (Semiconductors)	187	2,738
Auxilium Pharmaceuticals, Inc.* (Healthcare-Products)	119	2,796
Aviat Networks, Inc.* (Telecommunications)	289	1,049
Avid Technology, Inc.* (Software)	170	2,164
Avis Budget Group, Inc.* (Commercial Services)	306	3,005
AZZ, Inc. (Miscellaneous Manufacturing)	68	2,500
B&G Foods, Inc.—Class A (Food)	289	3,115
Baldor Electric Co. (Hand/Machine Tools)	136	4,907
Banco Latinoamericano de Comercio Exterior, S.A.—Class E (Banks)	187	2,336
Bank Mutual Corp. (Banks)	204	1,159
Bank of the Ozarks, Inc. (Banks)	85	3,015
Barnes Group, Inc. (Miscellaneous Manufacturing)	204	3,344
Basic Energy Services, Inc.* (Oil & Gas Services)	136	1,047
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	119	2,144
Belden, Inc. (Electrical Components & Equipment)	170	3,740
Belo Corp.—Class A* (Media)	357	2,031
Benchmark Electronics, Inc.* (Electronics)	204	3,233
Berkshire Hills Bancorp, Inc. (Savings & Loans)	51	993
Berry Petroleum Co.—Class A (Oil & Gas)	170	4,372
BGC Partners, Inc.—Class A (Diversified Financial Services)	255	1,303
Big 5 Sporting Goods Corp. (Retail)	136	1,787
Bill Barrett Corp.* (Oil & Gas)	153	4,708
BioMed Realty Trust, Inc. (REIT)	340	5,471
BJ’s Restaurants, Inc.* (Retail)	85	2,006
Black Box Corp. (Telecommunications)	85	2,371
Black Hills Corp. (Electric)	119	3,388
Blackbaud, Inc. (Software)	136	2,961
Blackboard, Inc.* (Software)	102	3,808
BlackRock Kelso Capital Corp. (Investment Companies)	221	2,181
Blount International, Inc.* (Machinery-Diversified)	204	2,095
Blue Coat Systems, Inc.* (Internet)	119	2,431
Bob Evans Farms, Inc. (Retail)	136	3,348
Boise, Inc.* (Forest Products & Paper)	306	1,680
Boston Private Financial Holdings, Inc. (Banks)	238	1,530
Brady Corp.—Class A (Electronics)	136	3,389
Bridgepoint Education, Inc.* (Commercial Services)	68	1,075
Briggs & Stratton Corp. (Machinery-Diversified)	153	2,604
Brigham Exploration Co.* (Oil & Gas)	340	5,229
Brightpoint, Inc.* (Distribution/Wholesale)	255	1,785
Bristow Group, Inc.* (Transportation)	102	2,999
Brown Shoe Co., Inc. (Retail)	153	2,323
Bruker Corp.* (Healthcare-Products)	187	2,274
Brunswick Corp. (Leisure Time)	238	2,958
Brush Engineered Materials, Inc.* (Mining)	85	1,698
Buckeye Technologies, Inc.* (Forest Products & Paper)	153	1,522
Buffalo Wild Wings, Inc.* (Retail)	51	1,866
Cabot Microelectronics Corp.* (Chemicals)	68	2,352
CACI International, Inc.—Class A* (Computers)	85	3,611
Cal Dive International, Inc.* (Oil & Gas Services)	340	1,989
Calamos Asset Management, Inc. (Diversified Financial Services)	136	1,262
Calgon Carbon Corp.* (Environmental Control)	170	2,251
California Pizza Kitchen, Inc.* (Retail)	102	1,545
California Water Service Group (Water)	119	4,248
Callaway Golf Co. (Leisure Time)	238	1,438
Cantel Medical Corp. (Healthcare-Products)	102	1,703
Capella Education Co.* (Commercial Services)	51	4,149
Capital Lease Funding, Inc. (REIT)	306	1,411
CARBO Ceramics, Inc. (Oil & Gas Services)	51	3,682
Cardinal Financial Corp. (Banks)	187	1,728
CardioNet, Inc.* (Healthcare-Products)	170	932
Cardtronics, Inc.* (Commercial Services)	85	1,102
Carrizo Oil & Gas, Inc.* (Oil & Gas)	136	2,112
Carter’s, Inc.* (Apparel)	170	4,462
Cascade Corp. (Machinery-Diversified)	34	1,211
Casey’s General Stores, Inc. (Retail)	136	4,746
Cash America International, Inc. (Retail)	68	2,330
Cass Information Systems, Inc. (Banks)	34	1,165
Cathay Bancorp, Inc. (Banks)	255	2,634
Cavium Networks, Inc.* (Semiconductors)	153	4,007
Cbeyond, Inc.* (Telecommunications)	119	1,488
CBL & Associates Properties, Inc. (REIT)	391	4,864
CDI Corp. (Commercial Services)	119	1,848
Celadon Group, Inc.* (Transportation)	153	2,163
Celera Corp.* (Biotechnology)	357	2,338
Centene Corp.* (Healthcare-Services)	136	2,924
Centerstate Banks, Inc. (Banks)	136	1,372
Central Garden & Pet Co.—Class A* (Household Products/Wares)	272	2,440
Century Aluminum Co.* (Mining)	272	2,402
Cenveo, Inc.* (Commercial Services)	221	1,213
Cepheid, Inc.* (Healthcare-Products)	204	3,268
Ceradyne, Inc.* (Miscellaneous Manufacturing)	102	2,180
CH Energy Group, Inc. (Electric)	68	2,668
Charming Shoppes, Inc.* (Retail)	391	1,466
Chart Industries, Inc.* (Machinery-Diversified)	85	1,324
Checkpoint Systems, Inc.* (Electronics)	102	1,771
Cheesecake Factory, Inc.* (Retail)	170	3,784
Chemed Corp. (Commercial Services)	85	4,644
Chemical Financial Corp. (Banks)	136	2,962

See accompanying notes to the financial statements.

124 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks continued
	Shares	Value

Chindex International, Inc.* (Distribution/Wholesale)	102	$1,278
Chiquita Brands International, Inc.* (Food)	170	2,065
Christopher & Banks Corp. (Retail)	221	1,368
Churchill Downs, Inc. (Entertainment)	68	2,230
Cincinnati Bell, Inc.* (Telecommunications)	748	2,251
Cirrus Logic, Inc.* (Semiconductors)	170	2,688
CKE Restaurants, Inc. (Retail)	119	1,491
CKX, Inc.* (Media)	204	1,018
Clarcor, Inc. (Miscellaneous Manufacturing)	136	4,831
Clayton Williams Energy, Inc.* (Oil & Gas)	51	2,148
Clean Harbors, Inc.* (Environmental Control)	51	3,387
Clearwater Paper Corp.* (Forest Products & Paper)	34	1,862
Cloud Peak Energy, Inc.* (Coal)	204	2,705
CNO Financial Group, Inc.* (Insurance)	663	3,282
Coeur d’Alene Mines Corp.* (Mining)	238	3,756
Cogdell Spencer, Inc. (REIT)	238	1,609
Cogent Communications Group, Inc.* (Internet)	306	2,319
Cogent, Inc.* (Electronics)	238	2,144
Cognex Corp. (Machinery-Diversified)	170	2,989
Coherent, Inc.* (Electronics)	51	1,749
Coinstar, Inc.* (Commercial Services)	51	2,191
Collective Brands, Inc.* (Retail)	204	3,223
Colonial Properties Trust (REIT)	238	3,458
Colony Financial, Inc. (REIT)	136	2,298
Columbia Banking System, Inc. (Banks)	136	2,483
Columbus McKinnon Corp. NY* (Machinery- Diversified)	136	1,900
Community Bank System, Inc. (Banks)	187	4,120
Community Trust Bancorp, Inc. (Banks)	51	1,280
Commvault Systems, Inc.* (Software)	153	3,442
Compass Diversified Holdings (Holding Companies-Diversified)	187	2,508
Compellent Technologies, Inc.* (Computers)	102	1,236
Complete Production Services, Inc.* (Oil & Gas Services)	255	3,646
Computer Programs & Systems, Inc. (Software)	34	1,391
comScore, Inc.* (Internet)	102	1,680
Comtech Telecommunications Corp.* (Telecommunications)	85	2,544
Conceptus, Inc.* (Healthcare-Products)	119	1,854
Concur Technologies, Inc.* (Software)	119	5,079
CONMED Corp.* (Healthcare-Products)	119	2,217
Consolidated Graphics, Inc.* (Commercial Services)	34	1,470
Contango Oil & Gas Co.* (Oil & Gas)	34	1,522
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	187	3,646
Core-Mark Holding Co., Inc.* (Distribution/Wholesale)	85	2,329
Cornell Companies, Inc.* (Commercial Services)	51	1,370
CoStar Group, Inc.* (Commercial Services)	68	2,638
Cousins Properties, Inc. (REIT)	1	7
CRA International, Inc.* (Commercial Services)	85	1,601
Cracker Barrel Old Country Store, Inc. (Retail)	51	2,375
CreXus Investment Corp. (REIT)	153	1,902
Crocs, Inc.* (Apparel)	255	2,698
Cross Country Healthcare, Inc.* (Commercial Services)	136	1,223
Crosstex Energy, Inc.* (Oil & Gas)	221	1,417
CryoLife, Inc.* (Biotechnology)	221	1,191
CSG Systems International, Inc.* (Software)	170	3,116
Cubic Corp. (Electronics)	68	2,474
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	255	5,253
Curtiss-Wright Corp. (Aerospace/Defense)	136	3,949
CVR Energy, Inc.* (Oil & Gas)	204	1,534
Cyberonics, Inc.* (Healthcare-Products)	102	2,415
CyberSource Corp.* (Internet)	170	4,340
Cymer, Inc.* (Electronics)	136	4,085
Daktronics, Inc. (Electronics)	204	1,530
Dana Holding Corp.* (Auto Parts & Equipment)	459	4,590
Danvers Bancorp, Inc. (Savings & Loans)	119	1,720
Darling International, Inc.* (Environmental Control)	391	2,936
DCT Industrial Trust, Inc. (REIT)	765	3,458
DealerTrack Holdings, Inc.* (Internet)	119	1,958
Deckers Outdoor Corp.* (Apparel)	34	4,858
Delphi Financial Group, Inc.—Class A (Insurance)	153	3,735
Deltic Timber Corp. (Forest Products & Paper)	51	2,132
Deluxe Corp. (Commercial Services)	136	2,550
Denny’s Corp.* (Retail)	476	1,238
Dexcom, Inc.* (Healthcare-Products)	204	2,358
DG Fastchannel, Inc.* (Media)	68	2,215
DHT Maritime, Inc. (Transportation)	255	982
Diamond Foods, Inc. (Food)	68	2,795
Diamond Management & Technology Consultants, Inc. (Commercial Services)	153	1,577
DiamondRock Hospitality Co. (REIT)	442	3,633
Digi International, Inc.* (Software)	136	1,125
Digital River, Inc.* (Internet)	136	3,252
DigitalGlobe, Inc.* (Telecommunications)	85	2,235
Dillards, Inc.—Class A (Retail)	136	2,924
Dime Community Bancshares, Inc. (Savings & Loans)	153	1,886
DineEquity, Inc.* (Retail)	34	949
Dionex Corp.* (Electronics)	51	3,797
DivX, Inc.* (Software)	119	912
Dollar Financial Corp.* (Commercial Services)	102	2,019
Dollar Thrifty Automotive Group, Inc.* (Commercial Services)	85	3,622
Domino’s Pizza, Inc.* (Retail)	170	1,921
Dress Barn, Inc.* (Retail)	187	4,452
Drill-Quip, Inc.* (Oil & Gas Services)	102	4,490
drugstore.com, Inc.* (Internet)	425	1,309
DSW, Inc.—Class A* (Retail)	51	1,145
DTS, Inc.* (Home Furnishings)	51	1,676
Duff & Phelps Corp.—Class A (Diversified Financial Services)	153	1,932
DuPont Fabros Technology, Inc. (REIT)	119	2,923
Durect Corp.* (Pharmaceuticals)	357	868
Dyax Corp.* (Pharmaceuticals)	612	1,389
Dycom Industries, Inc.* (Engineering & Construction)	204	1,744
E.W. Scripps Co.* (Media)	170	1,267
EarthLink, Inc. (Internet)	442	3,518
Eastman Kodak Co.* (Miscellaneous Manufacturing)	646	2,804
Eclipsys Corp.* (Software)	153	2,730
Education Realty Trust, Inc. (REIT)	357	2,153
Electro Rent Corp. (Commercial Services)	85	1,087
Electro Scientific Industries, Inc.* (Electronics)	136	1,817
Employers Holdings, Inc. (Insurance)	187	2,755
EMS Technologies, Inc.* (Telecommunications)	119	1,787
Emulex Corp.* (Semiconductors)	255	2,341
Encore Capital Group, Inc.* (Diversified Financial Services)	68	1,401
Encore Wire Corp. (Electrical Components & Equipment)	119	2,165
EnerSys* (Electrical Components & Equipment)	136	2,906
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	102	2,871
Entegris, Inc.* (Semiconductors)	374	1,485
Entertainment Properties Trust (REIT)	119	4,530
Entropic Communications, Inc.* (Semiconductors)	187	1,186
Enzo Biochem, Inc.* (Biotechnology)	221	899
Epoch Holding Corp. (Diversified Financial Services)	68	834
Equity Lifestyle Properties, Inc. (REIT)	85	4,100
Equity One, Inc. (REIT)	221	3,448
eResearchTechnology, Inc.* (Internet)	221	1,741

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 125

Common Stocks, continued
	Shares	Value

ESCO Technologies, Inc. (Miscellaneous Manufacturing)	85	$2,189
Esterline Technologies Corp.* (Aerospace/Defense)	68	3,227
Ethan Allen Interiors, Inc. (Home Furnishings)	68	951
Euronet Worldwide, Inc.* (Commercial Services)	170	2,174
ev3, Inc.* (Healthcare-Products)	204	4,572
Evercore Partners, Inc.—Class A (Diversified Financial Services)	68	1,588
Exelixis, Inc.* (Biotechnology)	391	1,357
Extra Space Storage, Inc. (REIT)	221	3,072
EZCORP, Inc.—Class A* (Retail)	153	2,838
F.N.B. Corp. (Banks)	476	3,822
Fair Isaac Corp. (Software)	136	2,963
FARO Technologies, Inc.* (Electronics)	85	1,590
FBR Capital Markets Corp.* (Diversified Financial Services)	289	962
Federal Signal Corp. (Miscellaneous Manufacturing)	255	1,540
FEI Co.* (Electronics)	153	3,016
FelCor Lodging Trust, Inc.* (REIT)	221	1,103
Ferro Corp.* (Chemicals)	289	2,130
First Cash Financial Services, Inc.* (Retail)	136	2,965
First Commonwealth Financial Corp. (Banks)	374	1,963
First Community Bancshares, Inc. (Banks)	68	999
First Financial Bancorp (Banks)	204	3,050
First Financial Corp. (Banks)	51	1,316
First Merchants Corp. (Banks)	136	1,153
First Midwest Bancorp, Inc. (Banks)	255	3,101
First Potomac Realty Trust (REIT)	187	2,687
FirstMerit Corp. (Banks)	323	5,533
Flow International Corp.* (Machinery-Diversified)	238	562
Flushing Financial Corp. (Savings & Loans)	153	1,871
Force Protection, Inc.* (Auto Manufacturers)	323	1,324
Forestar Group, Inc.* (Real Estate)	153	2,748
FormFactor, Inc.* (Semiconductors)	170	1,836
Forward Air Corp. (Transportation)	119	3,243
FPIC Insurance Group, Inc.* (Insurance)	51	1,308
Franklin Electric Co., Inc. (Hand/Machine Tools)	85	2,450
Franklin Street Properties Corp. (REIT)	238	2,811
Fred’s, Inc. (Retail)	204	2,256
Fuller (H.B.) Co. (Chemicals)	187	3,551
FX Energy, Inc.* (Oil & Gas)	170	615
G & K Services, Inc. (Textiles)	119	2,457
G-III Apparel Group, Ltd.* (Apparel)	51	1,167
GAMCO Investors, Inc.—Class A (Diversified Financial Services)	51	1,897
Gaylord Entertainment Co.* (Lodging)	102	2,253
GenCorp, Inc.* (Aerospace/Defense)	255	1,117
General Communication, Inc.—Class A* (Telecommunications)	255	1,935
Genesco, Inc.* (Retail)	68	1,789
Genesee & Wyoming, Inc.—Class A* (Transportation)	85	3,171
Gentiva Health Services, Inc.* (Healthcare-Services)	68	1,837
GeoEye, Inc.* (Telecommunications)	68	2,118
GFI Group, Inc. (Diversified Financial Services)	238	1,328
Gibraltar Industries, Inc.* (Iron/Steel)	119	1,202
Glacier Bancorp, Inc. (Banks)	272	3,990
Gladstone Capital Corp. (Investment Companies)	119	1,286
Glatfelter (Forest Products & Paper)	187	2,029
Glimcher Realty Trust (REIT)	238	1,423
Global Cash Access Holdings, Inc.* (Commercial Services)	272	1,961
Global Industries, Ltd.* (Oil & Gas Services)	459	2,061
Golar LNG, Ltd. (Transportation)	187	1,846
GrafTech International, Ltd.* (Electrical Components & Equipment)	323	4,722
Grand Canyon Education, Inc.* (Commercial Services)	85	1,992
Granite Construction, Inc. (Engineering & Construction)	85	2,004
Graphic Packaging Holding Co.* (Packaging & Containers)	476	1,499
Great Lakes Dredge & Dock Co. (Commercial Services)	187	1,122
Green Plains Renewable Energy, Inc.* (Energy-Alternate Sources)	85	869
Greenlight Capital Re, Ltd.—Class A* (Insurance)	136	3,426
Griffon Corp.* (Miscellaneous Manufacturing)	153	1,692
Group 1 Automotive, Inc.* (Retail)	85	2,000
GSI Commerce, Inc.* (Internet)	153	4,406
GulfMark Offshore, Inc.—Class A* (Transportation)	68	1,782
Gulfport Energy Corp.* (Oil & Gas)	102	1,210
Haemonetics Corp.* (Healthcare-Products)	68	3,639
Halozyme Therapeutics, Inc.* (Biotechnology)	272	1,915
Harmonic, Inc.* (Telecommunications)	374	2,035
Harte-Hanks, Inc. (Advertising)	187	1,954
Hatteras Financial Corp. (REIT)	68	1,892
Hawaiian Holdings, Inc.* (Airlines)	204	1,055
Hawk Corp.—Class A* (Metal Fabricate/Hardware)	34	865
Haynes International, Inc. (Metal Fabricate/Hardware)	68	2,096
Headwaters, Inc.* (Energy-Alternate Sources)	442	1,255
Healthcare Realty Trust, Inc. (REIT)	238	5,229
Healthcare Services Group, Inc. (Commercial Services)	221	4,188
HEALTHSOUTH Corp.* (Healthcare-Services)	238	4,453
HealthSpring, Inc.* (Healthcare-Services)	204	3,164
Healthways, Inc.* (Healthcare-Services)	153	1,824
Heartland Express, Inc. (Transportation)	187	2,715
Heartland Payment Systems, Inc. (Commercial Services)	119	1,766
HeartWare International, Inc.* (Healthcare-Products)	17	1,191
Heckmann Corp.* (Beverages)	340	1,578
Hecla Mining Co.* (Mining)	595	3,106
Heidrick & Struggles International, Inc. (Commercial Services)	85	1,940
Helen of Troy, Ltd.* (Household Products/Wares)	85	1,875
Hercules Offshore, Inc.* (Oil & Gas Services)	476	1,157
Hercules Technology Growth Capital, Inc. (Investment Companies)	238	2,192
Herman Miller, Inc. (Office Furnishings)	153	2,887
Hersha Hospitality Trust (REIT)	408	1,844
Hexcel Corp.* (Aerospace/Defense Equipment)	272	4,219
Hi-Tech Pharmacal Co., Inc.* (Pharmaceuticals)	51	1,168
Hibbett Sports, Inc.* (Retail)	170	4,073
Highwoods Properties, Inc. (REIT)	170	4,719
Hittite Microwave Corp.* (Semiconductors)	51	2,282
HMS Holdings Corp.* (Commercial Services)	51	2,765
HNI Corp. (Office Furnishings)	136	3,752
Home Bancshares, Inc. (Banks)	102	2,327
Home Federal Bancorp, Inc. (Savings & Loans)	85	1,074
Home Properties, Inc. (REIT)	136	6,130
Horizon Lines, Inc.—Class A (Transportation)	238	1,007
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	85	1,241
Horsehead Holding Corp.* (Mining)	255	1,928
Hot Topic, Inc. (Retail)	187	950
HSN, Inc.* (Retail)	136	3,264
Hub Group, Inc.—Class A* (Transportation)	119	3,571
Huron Consulting Group, Inc.* (Commercial Services)	102	1,980
IBERIABANK Corp. (Banks)	68	3,501
Iconix Brand Group, Inc.* (Apparel)	221	3,176
ICU Medical, Inc.* (Healthcare-Products)	85	2,734
IDACORP, Inc. (Electric)	153	5,090
Idenix Pharmaceuticals, Inc.* (Pharmaceuticals)	170	850

See accompanying notes to the financial statements.

126 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued
	Shares	Value

II-VI, Inc.* (Electronics)	102	$3,022
Imation Corp.* (Computers)	204	1,875
Immersion Corp.* (Computers)	136	688
Immucor, Inc.* (Healthcare-Products)	187	3,562
ImmunoGen, Inc.* (Biotechnology)	255	2,364
Impax Laboratories, Inc.* (Pharmaceuticals)	187	3,564
Incyte, Corp.* (Biotechnology)	289	3,199
Independent Bank Corp./MA (Banks)	102	2,517
Infinera Corp.* (Telecommunications)	306	1,968
Inland Real Estate Corp. (REIT)	408	3,231
Innophos Holdings, Inc. (Chemicals)	85	2,217
Insight Enterprises, Inc.* (Retail)	238	3,132
Insituform Technologies, Inc.—Class A* (Engineering & Construction)	119	2,437
Inspire Pharmaceuticals, Inc.* (Pharmaceuticals)	221	1,103
Insteel Industries, Inc. (Miscellaneous Manufacturing)	119	1,383
Insulet Corp.* (Healthcare-Products)	170	2,558
Integral Systems, Inc.* (Computers)	136	864
Interactive Intelligence, Inc.* (Software)	102	1,676
InterDigital, Inc.* (Telecommunications)	153	3,778
Interface, Inc.—Class A (Office Furnishings)	153	1,643
Intermec, Inc.* (Machinery-Diversified)	187	1,917
InterMune, Inc.* (Biotechnology)	119	1,113
Internap Network Services Corp.* (Internet)	306	1,276
International Bancshares Corp. (Banks)	187	3,121
International Coal Group, Inc.* (Coal)	612	2,356
Internet Brands, Inc.—Class A* (Internet)	136	1,405
Internet Capital Group, Inc.* (Internet)	187	1,421
Intevac, Inc.* (Machinery-Diversified)	119	1,270
Invacare Corp. (Healthcare-Products)	119	2,468
inVentiv Health, Inc.* (Advertising)	85	2,176
Invesco Mortgage Capital, Inc. (REIT)	136	2,721
Investors Real Estate Trust (REIT)	476	4,203
ION Geophysical Corp.* (Oil & Gas Services)	442	1,538
IPC The Hospitalist Co.* (Healthcare-Services)	51	1,280
IPG Photonics Corp.* (Telecommunications)	102	1,553
iRobot Corp.* (Machinery-Diversified)	68	1,278
Ironwood Pharmaceuticals, Inc.* (Pharmaceuticals)	85	1,013
Isilon Systems, Inc.* (Computers)	102	1,310
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	306	2,928
Ixia* (Telecommunications)	170	1,460
J & J Snack Foods Corp. (Food)	51	2,147
j2 Global Communications, Inc.* (Internet)	170	3,713
Jack Henry & Associates, Inc. (Computers)	187	4,466
Jack in the Box, Inc.* (Retail)	153	2,976
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	221	3,178
James River Coal Co.* (Coal)	136	2,165
JDA Software Group, Inc.* (Software)	136	2,989
JetBlue Airways Corp.* (Airlines)	663	3,640
Jo-Ann Stores, Inc.* (Retail)	85	3,188
John Bean Technologies Corp. (Miscellaneous Manufacturing)	187	2,852
Jones Apparel Group, Inc. (Apparel)	187	2,964
Jos. A. Bank Clothiers, Inc.* (Retail)	68	3,671
Journal Communications, Inc.—Class A* (Media)	255	1,012
K-Swiss, Inc.—Class A* (Apparel)	85	955
Kadant, Inc.* (Machinery-Diversified)	68	1,185
Kaiser Aluminum Corp. (Mining)	102	3,536
Kaman Corp. (Aerospace/Defense)	68	1,504
Kaydon Corp. (Metal Fabricate/Hardware)	102	3,352
KBW, Inc.* (Diversified Financial Services)	119	2,551
Kelly Services, Inc.—Class A* (Commercial Services)	102	1,517
Kenexa Corp.* (Commercial Services)	102	1,224
Key Energy Services, Inc.* (Oil & Gas Services)	391	3,589
Kilroy Realty Corp. (REIT)	170	5,054
Kindred Healthcare, Inc.* (Healthcare-Services)	136	1,746
Knight Capital Group, Inc.—Class A* (Diversified Financial Services)	272	3,751
Knight Transportation, Inc. (Transportation)	170	3,441
Knightsbridge Tankers, Ltd. (Transportation)	102	1,794
Knoll, Inc. (Office Furnishings)	187	2,485
Knology, Inc.* (Telecommunications)	170	1,858
Kopin Corp.* (Semiconductors)	425	1,441
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	68	1,529
Korn/Ferry International* (Commercial Services)	136	1,890
Krispy Kreme Doughnuts, Inc.* (Retail)	272	917
Kulicke & Soffa Industries, Inc.* (Semiconductors)	238	1,671
KVH Industries, Inc.* (Telecommunications)	85	1,056
L-1 Identity Solutions, Inc.* (Electronics)	272	2,228
La-Z-Boy, Inc.* (Home Furnishings)	153	1,137
LaBranche & Co., Inc.* (Diversified Financial Services)	221	946
Laclede Group, Inc. (Gas)	119	3,942
Ladish Co., Inc.* (Metal Fabricate/Hardware)	68	1,545
Lakeland Financial Corp. (Banks)	68	1,359
Lance, Inc. (Food)	102	1,682
Landauer, Inc. (Commercial Services)	51	3,105
LaSalle Hotel Properties (REIT)	170	3,497
Lattice Semiconductor Corp.* (Semiconductors)	323	1,402
Lawson Software, Inc.* (Software)	425	3,102
Layne Christensen Co.* (Engineering & Construction)	51	1,238
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	867	1,110
Lexington Realty Trust (REIT)	408	2,452
LHC Group, Inc.* (Healthcare-Services)	68	1,887
Life Time Fitness, Inc.* (Leisure Time)	102	3,243
Limelight Networks, Inc.* (Internet)	323	1,418
Lin TV Corp.—Class A* (Media)	204	1,104
Lionbridge Technologies, Inc.* (Internet)	170	777
Liquidity Services, Inc.* (Internet)	136	1,763
Littelfuse, Inc.* (Electrical Components & Equipment)	68	2,149
Live Nation, Inc.* (Commercial Services)	391	4,086
LivePerson, Inc.* (Computers)	204	1,399
Liz Claiborne, Inc.* (Apparel)	408	1,722
LogMeIn, Inc.* (Telecommunications)	34	892
Loral Space & Communications, Inc.* (Telecommunications)	51	2,179
Louisiana-Pacific Corp.* (Forest Products & Paper)	391	2,616
LSB Industries, Inc.* (Miscellaneous Manufacturing)	102	1,358
LTC Properties, Inc. (REIT)	136	3,301
Lufkin Industries, Inc. (Oil & Gas Services)	85	3,314
Lumber Liquidators Holdings, Inc.* (Retail)	68	1,586
Luminex Corp.* (Healthcare-Products)	153	2,482
M/I Schottenstein Homes, Inc.* (Home Builders)	119	1,147
Magellan Health Services, Inc.* (Healthcare-Services)	102	3,705
Maidenform Brands, Inc.* (Apparel)	119	2,423
Manhattan Associates, Inc.* (Computers)	85	2,342
ManTech International Corp.—Class A* (Software)	51	2,171
Marcus Corp. (Lodging)	136	1,287
Martek Biosciences Corp.* (Biotechnology)	102	2,418
Masimo Corp. (Healthcare-Products)	153	3,643
MasTec, Inc.* (Telecommunications)	255	2,397
MB Financial, Inc. (Banks)	187	3,439
McCormick & Schmick’s Seafood Restaurants, Inc.* (Retail)	136	1,015
MCG Capital Corp. (Investment Companies)	459	2,217
McGrath Rentcorp (Commercial Services)	102	2,324
McMoRan Exploration Co.* (Oil & Gas)	255	2,833
Measurement Specialties, Inc.* (Electronics)	68	932
MedAssets, Inc.* (Software)	119	2,747
Mediacom Communications Corp.—Class A* (Media)	153	1,028
Medical Action Industries, Inc.* (Healthcare-Products)	153	1,834
See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 127

Common Stocks, continued
	Shares	Value

Medical Properties Trust, Inc. (REIT)	391	$3,691
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	221	4,835
Mentor Graphics Corp.* (Computers)	374	3,310
Mercury Computer Systems, Inc.* (Computers)	119	1,396
Merge Healthcare, Inc.* (Healthcare-Products)	357	1,046
Meridian Bioscience, Inc. (Healthcare-Products)	136	2,312
Merit Medical Systems, Inc.* (Healthcare-Products)	136	2,186
Meritage Homes Corp.* (Home Builders)	119	1,937
Metabolix, Inc.* (Miscellaneous Manufacturing)	68	973
Metalico, Inc.* (Environmental Control)	289	1,150
Methode Electronics, Inc. (Electronics)	102	993
MF Global Holdings, Ltd.* (Diversified Financial Services)	289	1,650
MFA Financial, Inc. (REIT)	680	5,032
MGIC Investment Corp.* (Insurance)	544	3,748
Michael Baker Corp.* (Engineering & Construction)	51	1,780
Micrel, Inc. (Semiconductors)	221	2,250
Microsemi Corp.* (Semiconductors)	323	4,725
MicroStrategy, Inc.—Class A* (Software)	34	2,553
Mid-America Apartment Communities, Inc. (REIT)	68	3,500
Middlesex Water Co. (Water)	153	2,425
Mine Safety Appliances Co. (Environmental Control)	136	3,370
Minerals Technologies, Inc. (Chemicals)	51	2,425
MKS Instruments, Inc.* (Semiconductors)	136	2,546
Mobile Mini, Inc.* (Storage/Warehousing)	119	1,937
Modine Manufacturing Co.* (Auto Parts & Equipment)	153	1,175
Molina Healthcare, Inc.* (Healthcare-Services)	51	1,469
Momenta Pharmaceuticals, Inc.* (Biotechnology)	153	1,876
Monarch Casino & Resort, Inc.* (Lodging)	68	689
Monolithic Power Systems, Inc.* (Semiconductors)	119	2,125
Monro Muffler Brake, Inc. (Commercial Services)	68	2,688
Montpelier Re Holdings, Ltd. (Insurance)	442	6,599
Moog, Inc.—Class A* (Aerospace/Defense)	136	4,383
Move, Inc.* (Internet)	595	1,220
MTS Systems Corp. (Computers)	119	3,451
Mueller Industries, Inc. (Metal Fabricate/Hardware)	153	3,764
Mueller Water Products, Inc.—Class A (Metal Fabricate/Hardware)	408	1,514
Multi-Color Corp. (Commercial Services)	102	1,044
Multimedia Games, Inc.* (Leisure Time)	170	765
MVC Capital, Inc. (Investment Companies)	153	1,977
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	34	1,709
Myers Industries, Inc. (Miscellaneous Manufacturing)	255	2,063
MYR Group, Inc.* (Engineering & Construction)	85	1,419
Nabi Biopharmaceuticals* (Pharmaceuticals)	425	2,312
NACCO Industries, Inc.—Class A (Machinery-Diversified)	17	1,509
Nara Bancorp, Inc.* (Banks)	136	1,146
Nash Finch Co. (Food)	85	2,904
National Beverage Corp. (Beverages)	85	1,044
National CineMedia, Inc. (Entertainment)	119	1,983
National Financial Partners* (Diversified Financial Services)	153	1,495
National Health Investors, Inc. (REIT)	85	3,278
National Penn Bancshares, Inc. (Banks)	476	2,861
Natus Medical, Inc.* (Healthcare-Products)	153	2,492
Navigant Consulting Co.* (Commercial Services)	204	2,118
NBT Bancorp, Inc. (Banks)	136	2,777
NCI Building Systems, Inc.* (Building Materials)	102	854
Nektar Therapeutics* (Biotechnology)	289	3,497
Neogen Corp.* (Pharmaceuticals)	136	3,543
Netezza Corp.* (Computers)	170	2,326
NETGEAR, Inc.* (Telecommunications)	119	2,123
Netlogic Microsystems, Inc.* (Semiconductors)	170	4,624
Neurocrine Biosciences, Inc.* (Pharmaceuticals)	153	857
Neutral Tandem, Inc.* (Telecommunications)	136	1,530
New Jersey Resources Corp. (Gas)	153	5,386
NewAlliance Bancshares, Inc. (Savings & Loans)	323	3,621
NewMarket Corp. (Chemicals)	34	2,969
Newpark Resources, Inc.* (Oil & Gas Services)	272	1,646
Newport Corp.* (Electronics)	153	1,386
NGP Capital Resources Co. (Investment Companies)	102	731
Nicor, Inc. (Gas)	153	6,196
Nolan Co.* (Media)	102	1,134
Nordson Corp. (Machinery-Diversified)	85	4,767
Northern Oil & Gas, Inc.* (Oil & Gas)	170	2,183
Northwest Bancshares, Inc. (Savings & Loans)	374	4,290
Northwest Natural Gas Co. (Gas)	153	6,666
NorthWestern Corp. (Electric)	187	4,899
Novatel Wireless, Inc.* (Telecommunications)	255	1,464
NPS Pharmaceuticals, Inc.* (Biotechnology)	238	1,533
NTELOS Holdings Corp. (Telecommunications)	119	2,047
Nu Skin Enterprises, Inc. (Retail)	136	3,390
Nutraceutical International Corp.* (Pharmaceuticals)	68	1,038
NuVasive, Inc.* (Healthcare-Products)	85	3,014
NxStage Medical, Inc.* (Healthcare-Products)	102	1,514
Obagi Medical Products, Inc.* (Pharmaceuticals)	119	1,407
Ocwen Financial Corp.* (Diversified Financial Services)	238	2,425
Odyssey Healthcare, Inc.* (Healthcare-Services)	85	2,271
OfficeMax, Inc.* (Retail)	238	3,108
Old Dominion Freight Line, Inc.* (Transportation)	85	2,987
Old National Bancorp (Banks)	391	4,051
Olin Corp. (Chemicals)	255	4,613
Olympic Steel, Inc. (Iron/Steel)	68	1,562
OM Group, Inc.* (Chemicals)	119	2,839
OmniVision Technologies, Inc.* (Semiconductors)	153	3,280
Omnova Solutions, Inc.* (Chemicals)	238	1,859
On Assignment, Inc.* (Commercial Services)	153	770
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	204	4,404
Openwave Systems, Inc.* (Internet)	510	1,035
OPNET Technologies, Inc. (Software)	102	1,498
Oppenheimer Holdings, Inc.—Class A (Diversified Financial Services)	68	1,629
OraSure Technologies, Inc.* (Healthcare-Products)	238	1,102
Orbital Sciences Corp.* (Aerospace/Defense)	255	4,021
Orient-Express Hotels, Ltd.—Class A* (Lodging)	272	2,013
Oriental Financial Group, Inc. (Banks)	136	1,722
Orion Marine Group, Inc.* (Engineering & Construction)	136	1,931
Oritani Financial Corp. (Savings & Loans)	255	2,550
OSI Systems, Inc.* (Electronics)	51	1,416
Otter Tail Corp. (Electric)	170	3,286
Owens & Minor, Inc. (Distribution/Wholesale)	170	4,825
Oxford Industries, Inc. (Apparel)	51	1,067
P.F. Chang’s China Bistro, Inc. (Retail)	68	2,696
Pacer International, Inc.* (Transportation)	136	951
Pacific Sunwear of California, Inc.* (Retail)	272	870
PacWest Bancorp (Banks)	170	3,113
PAETEC Holding Corp.* (Telecommunications)	459	1,565
Pain Therapeutics, Inc.* (Pharmaceuticals)	136	756
Palm, Inc.* (Computers)	425	2,418
Palomar Medical Technologies, Inc.* (Healthcare-Products)	119	1,332
Panhandle Oil & Gas, Inc.—Class A (Oil & Gas)	34	899
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	119	3,089
Parametric Technology Corp.* (Software)	323	5,061
PAREXEL International Corp.* (Commercial Services)	187	4,054
Parker Drilling Co.* (Oil & Gas)	527	2,082
Parkway Properties, Inc. (REIT)	136	1,982
Patriot Coal Corp.* (Coal)	238	2,796
PDL BioPharma, Inc. (Biotechnology)	544	3,057

See accompanying notes to the financial statements.

128 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued
	Shares	Value

Pebblebrook Hotel Trust* (REIT)	85	$1,602
Pegasystems, Inc. (Software)	51	1,638
Penn Virginia Corp. (Oil & Gas)	187	3,761
Perficient, Inc.* (Internet)	153	1,363
Pericom Semiconductor Corp.* (Semiconductors)	170	1,632
Petroleum Development* (Oil & Gas)	85	2,178
PetroQuest Energy, Inc.* (Oil & Gas)	272	1,839
Pharmasset, Inc.* (Pharmaceuticals)	85	2,324
PharMerica Corp.* (Pharmaceuticals)	187	2,741
Phase Forward, Inc.* (Software)	102	1,701
PHH Corp.* (Commercial Services)	170	3,237
PHI, Inc.* (Transportation)	85	1,198
Photronics, Inc.* (Semiconductors)	357	1,614
PICO Holdings, Inc.* (Water)	102	3,057
Piedmont Natural Gas Co., Inc. (Gas)	272	6,882
Pier 1 Imports, Inc.* (Retail)	306	1,961
Pinnacle Entertainment, Inc.* (Entertainment)	187	1,769
Pinnacle Financial Partners, Inc.* (Banks)	153	1,966
Pioneer Drilling Co.* (Oil & Gas)	170	964
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	51	1,643
Plantronics, Inc. (Telecommunications)	153	4,376
Platinum Underwriters Holdings, Ltd. (Insurance)	119	4,319
Playboy Enterprises, Inc.—Class B* (Media)	204	857
Plexus Corp.* (Electronics)	119	3,182
PMA Capital Corp.—Class A* (Insurance)	204	1,336
PMFG, Inc.* (Miscellaneous Manufacturing)	34	515
PMI Group, Inc.* (Insurance)	408	1,179
PNM Resources, Inc. (Electric)	357	3,991
Polaris Industries, Inc. (Leisure Time)	85	4,643
PolyOne Corp.* (Chemicals)	221	1,861
Polypore International, Inc.* (Miscellaneous Manufacturing)	68	1,546
Pool Corp. (Distribution/Wholesale)	102	2,236
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	34	2,271
Post Properties, Inc. (REIT)	170	3,864
Potlatch Corp. (Forest Products & Paper)	119	4,252
Power Integrations, Inc. (Semiconductors)	85	2,737
Power-One, Inc.* (Electrical Components & Equipment)	85	574
PowerSecure International, Inc.* (Electrical Components & Equipment)	119	1,082
Premiere Global Services, Inc.* (Telecommunications)	323	2,048
PriceSmart, Inc. (Retail)	102	2,369
PrivateBancorp, Inc. (Banks)	153	1,695
ProAssurance Corp.* (Insurance)	119	6,754
Progenics Pharmaceuticals, Inc.* (Pharmaceuticals)	221	1,211
Prospect Capital Corp. (Investment Companies)	204	1,969
Prosperity Bancshares, Inc. (Banks)	136	4,726
Provident Financial Services, Inc. (Savings & Loans)	272	3,180
Provident New York Bancorp (Savings & Loans)	153	1,354
PS Business Parks, Inc. (REIT)	68	3,793
PSS World Medical, Inc.* (Healthcare-Products)	170	3,595
Psychiatric Solutions, Inc.* (Healthcare-Services)	136	4,450
Quaker Chemical Corp. (Chemicals)	51	1,382
Quanex Building Products Corp. (Building Materials)	102	1,764
Quantum Corp.* (Computers)	1,122	2,109
Quest Software, Inc.* (Software)	187	3,373
Questcor Pharmaceuticals, Inc.* (Pharmaceuticals)	153	1,562
Quidel Corp.* (Healthcare-Products)	136	1,726
Quiksilver, Inc.* (Apparel)	374	1,384
Rackspace Hosting, Inc.* (Internet)	255	4,677
Radian Group, Inc. (Insurance)	357	2,585
Radiant Systems, Inc.* (Computers)	136	1,967
Ramco-Gershenson Properties Trust (REIT)	170	1,717
Raven Industries, Inc. (Miscellaneous Manufacturing)	51	1,719
RBC Bearings, Inc.* (Metal Fabricate/Hardware)	85	2,464
RCN Corp.* (Telecommunications)	119	1,762
RealNetworks, Inc.* (Internet)	340	1,122
Red Robin Gourmet Burgers, Inc.* (Retail)	68	1,167
Redwood Trust, Inc. (REIT)	272	3,982
Regis Corp. (Retail)	221	3,441
RehabCare Group, Inc.* (Healthcare-Services)	85	1,851
Rent-A-Center, Inc.* (Commercial Services)	153	3,100
Res-Care, Inc.* (Healthcare-Services)	119	1,150
Resources Connection, Inc.* (Commercial Services)	170	2,312
Retail Ventures, Inc.* (Retail)	170	1,329
REX American Resources Corp.* (Energy-Alternate Sources)	51	816
Rex Energy Corp.* (Oil & Gas)	136	1,374
RF Micro Devices, Inc.* (Telecommunications)	782	3,058
Rigel Pharmaceuticals, Inc.* (Healthcare-Products)	238	1,714
RightNow Technologies, Inc.* (Software)	85	1,334
Riverbed Technology, Inc.* (Computers)	170	4,695
RLI Corp. (Insurance)	119	6,249
Rock-Tenn Co.—Class A (Forest Products & Paper)	85	4,222
Rockwood Holdings, Inc.* (Chemicals)	136	3,086
Rofin-Sinar Technologies, Inc.* (Electronics)	85	1,770
Rogers Corp.* (Electronics)	85	2,360
Rosetta Resources, Inc.* (Oil & Gas)	170	3,368
RPC, Inc. (Oil & Gas Services)	153	2,088
RSC Holdings, Inc.* (Commercial Services)	306	1,888
RTI Biologics, Inc.* (Healthcare-Products)	340	996
RTI International Metals, Inc.* (Mining)	102	2,459
Ruby Tuesday, Inc.* (Retail)	170	1,445
Ruddick Corp. (Food)	119	3,688
Rue21, Inc.* (Retail)	51	1,547
Rush Enterprises, Inc.* (Retail)	136	1,817
S1 Corp.* (Internet)	493	2,963
Safety Insurance Group, Inc. (Insurance)	85	3,147
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	153	5,972
Sally Beauty Holdings, Inc.* (Retail)	306	2,509
Sanderson Farms, Inc. (Food)	68	3,450
Sandy Spring Bancorp, Inc. (Banks)	102	1,429
Santarus, Inc.* (Pharmaceuticals)	374	928
Sapient Corp. (Internet)	255	2,586
Saul Centers, Inc. (REIT)	51	2,072
Savient Pharmaceuticals, Inc.* (Biotechnology)	255	3,213
SAVVIS, Inc.* (Telecommunications)	119	1,755
SCBT Financial Corp. (Banks)	51	1,796
Scholastic Corp. (Media)	136	3,280
Schulman (A.), Inc. (Chemicals)	136	2,579
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	51	2,573
SeaChange International, Inc.* (Software)	170	1,399
Sealy Corp.* (Home Furnishings)	442	1,180
Seattle Genetics, Inc.* (Biotechnology)	272	3,261
Semtech Corp.* (Semiconductors)	238	3,896
Seneca Foods Corp.—Class A* (Food)	51	1,645
Sensient Technologies Corp. (Chemicals)	153	3,967
Shenandoah Telecommunications Co. (Telecommunications)	51	905
ShoreTel, Inc.* (Telecommunications)	170	789
Shuffle Master, Inc.* (Entertainment)	255	2,043
Shutterfly, Inc.* (Internet)	119	2,851
Signature Bank* (Banks)	136	5,169
Silgan Holdings, Inc. (Packaging & Containers)	85	2,412
Silicon Graphics International Corp.* (Computers)	136	963
Silicon Image, Inc.* (Semiconductors)	289	1,014
Simpson Manufacturing Co., Inc. (Building Materials)	119	2,921
Sinclair Broadcast Group, Inc.—Class A* (Media)	153	892
Sirona Dental Systems, Inc.* (Healthcare-Products)	102	3,554

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 129

Common Stocks, continued
	Shares	Value

SJW Corp. (Water)	34	$797
Skechers U.S.A., Inc.—Class A* (Apparel)	102	3,725
Skyline Corp. (Home Builders)	51	919
SkyWest, Inc. (Airlines)	170	2,077
Smart Balance, Inc.* (Food)	255	1,043
Smith Corp. (Miscellaneous Manufacturing)	68	3,277
Smith Micro Software, Inc.* (Software)	136	1,293
Solarwinds, Inc.* (Software)	102	1,636
Solutia, Inc.* (Chemicals)	340	4,454
Somanetics Corp.* (Healthcare-Products)	51	1,272
Sonic Automotive, Inc.* (Retail)	221	1,892
Sonic Corp.* (Retail)	238	1,844
SONICWALL, Inc.* (Internet)	102	1,199
Sonus Networks, Inc.* (Telecommunications)	527	1,428
Sotheby’s (Commercial Services)	187	4,277
Sourcefire, Inc.* (Internet)	85	1,615
South Jersey Industries, Inc. (Gas)	85	3,652
Southside Bancshares, Inc. (Banks)	68	1,336
Sovran Self Storage, Inc. (REIT)	102	3,512
Spartan Stores, Inc. (Food)	119	1,633
SRA International, Inc.—Class A* (Computers)	170	3,344
Stage Stores, Inc. (Retail)	221	2,360
Standard Microsystems Corp.* (Semiconductors)	102	2,375
Standard Pacific Corp.* (Home Builders)	340	1,132
Standex International Corp. (Miscellaneous Manufacturing)	51	1,293
Stanley, Inc.* (Engineering & Construction)	34	1,271
Starwood Property Trust, Inc. (REIT)	136	2,305
Steelcase, Inc.—Class A (Office Furnishings)	221	1,713
Steiner Leisure, Ltd.* (Commercial Services)	68	2,614
StellarOne Corp. (Banks)	102	1,303
Stepan Co. (Chemicals)	17	1,163
STERIS Corp. (Healthcare-Products)	170	5,284
Sterling Bancshares, Inc. (Banks)	306	1,441
Steven Madden, Ltd.* (Apparel)	68	2,143
Stewart Enterprises, Inc.—Class A (Commercial Services)	442	2,391
Stewart Information Services Corp. (Insurance)	119	1,073
Stifel Financial Corp.* (Diversified Financial Services)	68	2,951
Stillwater Mining Co.* (Mining)	136	1,580
Stone Energy Corp.* (Oil & Gas)	187	2,087
STR Holdings, Inc.* (Miscellaneous Manufacturing)	85	1,598
Strategic Hotels & Resorts, Inc.* (REIT)	391	1,716
SuccessFactors, Inc.* (Commercial Services)	170	3,534
Sunstone Hotel Investors, Inc.* (REIT)	375	3,724
Super Micro Computer, Inc.* (Computers)	68	918
SuperGen, Inc.* (Biotechnology)	357	721
Superior Well Services, Inc.* (Oil & Gas Services)	85	1,421
Support.com, Inc.* (Internet)	289	1,202
Susquehanna Bancshares, Inc. (Banks)	374	3,115
SVB Financial Group* (Banks)	85	3,505
Swift Energy Co.* (Oil & Gas)	119	3,202
Sykes Enterprises, Inc.* (Computers)	170	2,419
Symyx Technologies, Inc.* (Chemicals)	170	852
Syniverse Holdings, Inc.* (Telecommunications)	136	2,781
SYNNEX Corp.* (Software)	119	3,049
Synovis Life Technologies, Inc.* (Healthcare-Products)	68	1,039
Syntel, Inc. (Computers)	68	2,309
Take-Two Interactive Software, Inc.* (Software)	238	2,142
TAL International Group, Inc. (Trucking & Leasing)	68	1,528
Taleo Corp.—Class A* (Software)	119	2,891
Tanger Factory Outlet Centers, Inc. (REIT)	68	2,814
Taser International, Inc.* (Electronics)	221	862
Tecumseh Products Co.—Class A* (Machinery-Diversified)	68	756
Tekelec* (Telecommunications)	136	1,801
TeleCommunication Systems, Inc.—Class A* (Internet)	255	1,056
Teledyne Technologies, Inc.* (Aerospace/Defense)	102	3,935
TeleTech Holdings, Inc.* (Commercial Services)	170	2,191
Tennant Co. (Machinery-Diversified)	51	1,725
Tenneco Automotive, Inc.* (Auto Parts & Equipment)	170	3,580
Terremark Worldwide, Inc.* (Internet)	238	1,859
Tessera Technologies, Inc.* (Semiconductors)	153	2,456
Tetra Tech, Inc.* (Environmental Control)	170	3,334
TETRA Technologies, Inc.* (Oil & Gas Services)	272	2,470
Texas Capital Bancshares, Inc.* (Banks)	187	3,067
Texas Roadhouse, Inc.—Class A* (Retail)	170	2,145
The Andersons, Inc. (Agriculture)	68	2,216
The Bancorp, Inc.* (Banks)	119	932
The Cato Corp.—Class A (Retail)	119	2,620
The Children’s Place Retail Stores, Inc.* (Retail)	68	2,993
The Corporate Executive Board Co. (Commercial Services)	102	2,680
The Ensign Group, Inc. (Healthcare-Services)	119	1,966
The Finish Line, Inc.—Class A (Retail)	119	1,658
The Geo Group, Inc.* (Commercial Services)	119	2,469
The Gorman-Rupp Co. (Machinery-Diversified)	68	1,703
The Greenbrier Cos., Inc.* (Trucking & Leasing)	85	952
The Gymboree Corp.* (Apparel)	85	3,630
The Hain Celestial Group, Inc.* (Food)	153	3,086
The Knot, Inc.* (Internet)	221	1,719
The Medicines Co.* (Pharmaceuticals)	204	1,552
The Men’s Wearhouse, Inc. (Retail)	170	3,121
The Middleby Corp.* (Machinery-Diversified)	34	1,808
The Navigators Group, Inc.* (Insurance)	51	2,098
The Pantry, Inc.* (Retail)	119	1,679
The Pep Boys-Manny, Moe & Jack (Retail)	187	1,657
The Phoenix Cos., Inc.* (Insurance)	476	1,004
The Princeton Review, Inc.* (Commercial Services)	357	828
The Ryland Group, Inc. (Home Builders)	153	2,420
The Talbots, Inc.* (Retail)	204	2,103
The Timberland Co.—Class A* (Apparel)	119	1,922
The Ultimate Software Group, Inc.* (Software)	119	3,910
The Warnaco Group, Inc.* (Apparel)	119	4,301
The Wet Seal, Inc.—Class A* (Retail)	527	1,924
Theravance, Inc.* (Pharmaceuticals)	187	2,351
THQ, Inc.* (Software)	289	1,248
Tibco Software, Inc.* (Internet)	493	5,946
TiVo, Inc.* (Home Furnishings)	289	2,133
TNS, Inc.* (Commercial Services)	102	1,779
TomoTherapy, Inc.* (Healthcare-Products)	306	973
Tompkins Financial Corp. (Banks)	34	1,284
Transcend Services, Inc.* (Commercial Services)	102	1,377
TreeHouse Foods, Inc.* (Food)	102	4,657
TriMas Corp.* (Miscellaneous Manufacturing)	85	961
Triple-S Management Corp.—Class B* (Healthcare-Services)	119	2,207
TriQuint Semiconductor, Inc.* (Semiconductors)	391	2,389
Triumph Group, Inc. (Aerospace/Defense)	34	2,265
True Religion Apparel, Inc.* (Apparel)	85	1,876
TrueBlue, Inc.* (Commercial Services)	170	1,902
TrustCo Bank Corp. NY (Banks)	408	2,285
Trustmark Corp. (Banks)	187	3,893
TTM Technologies, Inc.* (Electronics)	272	2,584
Tutor Perini Corp.* (Engineering & Construction)	119	1,961
Tyler Technologies, Inc.* (Computers)	153	2,375
U-Store-It Trust (REIT)	374	2,790
U.S. Physical Therapy, Inc.* (Healthcare-Services)	102	1,722
UIL Holdings Corp. (Electric)	136	3,404
Ulta Salon, Cosmetics & Fragrance, Inc.* (Retail)	85	2,011

See accompanying notes to the financial statements.

130 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued
	Shares	Value

Ultratech Stepper, Inc.* (Semiconductors)	85	$1,383
UMB Financial Corp. (Banks)	153	5,441
Umpqua Holdings Corp. (Banks)	357	4,098
Union First Market Bankshares Corp. (Banks)	119	1,459
Unisource Energy Corp. (Electric)	119	3,591
Unisys Corp.* (Computers)	136	2,515
United Community Banks, Inc.* (Banks)	357	1,410
United Fire & Casualty Co. (Insurance)	85	1,685
United Natural Foods, Inc.* (Food)	119	3,556
United Online, Inc. (Internet)	425	2,448
United Rentals, Inc.* (Commercial Services)	187	1,743
Unitil Corp. (Electric)	85	1,777
Universal American Financial Corp.* (Insurance)	153	2,203
Universal Corp. (Agriculture)	68	2,698
Universal Electronics, Inc.* (Home Furnishings)	85	1,414
Universal Forest Products, Inc. (Building Materials)	68	2,061
Universal Health Realty Income Trust (REIT)	85	2,731
Universal Technical Institute, Inc.* (Commercial Services)	85	2,009
Univest Corp. of Pennsylvania (Banks)	51	883
Urstadt Biddle Properties—Class A (REIT)	119	1,919
US Airways Group, Inc.* (Airlines)	459	3,952
US Ecology, Inc. (Environmental Control)	119	1,734
US Gold Corp.* (Mining)	357	1,789
USA Mobility, Inc. (Telecommunications)	136	1,757
USA Truck, Inc.* (Transportation)	51	822
USEC, Inc.* (Mining)	357	1,699
VAALCO Energy, Inc. (Oil & Gas)	255	1,428
Vail Resorts, Inc.* (Entertainment)	102	3,561
Valassis Communications, Inc.* (Commercial Services)	119	3,775
ValueClick, Inc.* (Internet)	272	2,908
Veeco Instruments, Inc.* (Semiconductors)	119	4,079
Venoco, Inc.* (Oil & Gas)	136	2,240
VeriFone Systems, Inc.* (Software)	238	4,505
Viad Corp. (Commercial Services)	119	2,100
ViaSat, Inc.* (Telecommunications)	68	2,214
Vicor Corp.* (Electrical Components & Equipment)	119	1,486
ViroPharma, Inc.* (Pharmaceuticals)	272	3,049
Vital Images, Inc.* (Software)	68	867
Vitamin Shoppe, Inc.* (Retail)	51	1,308
Vocus, Inc.* (Internet)	102	1,559
Volcano Corp.* (Healthcare-Products)	153	3,338
Volcom, Inc.* (Apparel)	102	1,894
Volterra Semiconductor Corp.* (Semiconductors)	85	1,960
W&T Offshore, Inc. (Oil & Gas)	187	1,769
W.R. Grace & Co.* (Chemicals)	170	3,577
Warren Resources, Inc.* (Oil & Gas)	442	1,282
Washington Trust Bancorp, Inc. (Banks)	51	869
Waste Services, Inc.* (Environmental Control)	204	2,379
Watsco, Inc. (Distribution/Wholesale)	68	3,939
WD-40 Co. (Household Products/Wares)	85	2,839
Websense, Inc.* (Internet)	153	2,892
Webster Financial Corp. (Banks)	204	3,660
WellCare Health Plans, Inc.* (Healthcare-Services)	119	2,825
Werner Enterprises, Inc. (Transportation)	136	2,977
WesBanco, Inc. (Banks)	102	1,719
West Pharmaceutical Services, Inc. (Healthcare-Products)	136	4,963
Western Alliance Bancorp* (Banks)	204	1,463
Westlake Chemical Corp. (Chemicals)	68	1,263
Willbros Group, Inc.* (Oil & Gas Services)	204	1,510
Winn-Dixie Stores, Inc.* (Food)	187	1,803
Winnebago Industries, Inc.* (Home Builders)	119	1,183
Winthrop Realty Trust (REIT)	102	1,307
Wintrust Financial Corp. (Banks)	85	2,834
Wolverine World Wide, Inc. (Apparel)	136	3,430
Woodward Governor Co. (Electronics)	187	4,774
World Fuel Services Corp. (Retail)	170	4,410
Worthington Industries, Inc. (Metal Fabricate/Hardware)	204	2,623
Wright Express Corp.* (Commercial Services)	102	3,029
Wright Medical Group, Inc.* (Healthcare-Products)	119	1,977
Young Innovations, Inc. (Healthcare-Products)	34	957
Zep, Inc. (Chemicals)	85	1,482
Zoran Corp.* (Semiconductors)	221	2,108
Zumiez, Inc.* (Retail)	85	1,369
Zygo Corp.* (Electronics)	85	689
Zymogenetics, Inc.* (Pharmaceuticals)	306	1,291

TOTAL COMMON STOCKS
(Cost $1,971,045)		2,362,724

Repurchase Agreements (103.4%)
	Principal
	Amount

Bank of America, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $5,928,000 (Collateralized by $5,651,200 U.S. Treasury Notes, 3.63%, 8/15/19, market value $6,046,783)	$5,928,000	5,928,000
Deutsche Bank, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $870,000 (Collateralized by $890,000 of various U.S. Treasury Securities, 0.28%‡–1.88%, 1/24/11–6/15/12, market value $888,634)	870,000	870,000
HSBC, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $10,669,000 (Collateralized by $10,823,000 of various U.S. Government Agency Obligations, 0.65%–2.00%, 5/19/11–9/28/12, market value $10,888,290)	10,669,000	10,669,000
UBS, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $113,000 (Collateralized by $106,000 Federal National Mortgage Association, 5.25%, 8/1/12, market value $116,600)	113,000	113,000
UMB, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $195,000 (Collateralized by $197,300 U.S. Treasury Notes, 2.00%, 9/30/10, market value $199,172)	195,000	195,000

TOTAL REPURCHASE AGREEMENTS
(Cost $17,775,000)		17,775,000

TOTAL INVESTMENT SECURITIES
(Cost $19,746,045)—117.1%		20,137,724
Net other assets (liabilities)—(17.1)%		(2,946,716)

NET ASSETS—100.0%		$17,191,008

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of June 30, 2010, the aggregate amount held in a segregated account was $6,664,000.
‡	Represents the effective yield or interest rate in effect at June 30, 2010.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 131

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

Russell 2000 Mini Index Futures Contract expiring 9/20/10 (Underlying notional amount at value $2,005,080)	33	$(27,134)

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$17,138,603	$(899,086)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	12,867,681	(885,105)

		$(1,784,191)

ProFund VP UltraSmall-Cap invested in the following industries as of June 30, 2010:

		% of
	Value	Net Assets

Advertising	$ 4,130	NM
Aerospace/Defense	27,512	0.2%
Aerospace/Defense Equipment	4,219	NM
Agriculture	6,730	NM
Airlines	17,101	0.1%
Apparel	49,797	0.3%
Auto Manufacturers	1,324	NM
Auto Parts & Equipment	19,109	0.1%
Banks	148,079	0.9%
Beverages	2,622	NM
Biotechnology	43,308	0.3%
Building Materials	8,705	0.1%
Chemicals	55,519	0.3%
Coal	10,022	0.1%
Commercial Services	146,143	0.9%
Computers	55,373	0.3%
Distribution/Wholesale	20,245	0.1%
Diversified Financial Services	35,424	0.2%
Electric	36,751	0.2%
Electrical Components & Equipment	20,287	0.1%
Electronics	59,114	0.3%
Energy-Alternate Sources	2,940	NM
Engineering & Construction	15,785	0.1%
Entertainment	13,304	0.1%
Environmental Control	21,945	0.1%
Food	42,864	0.2%
Forest Products & Paper	22,888	0.1%
Gas	32,724	0.2%
Hand/Machine Tools	7,357	NM
Healthcare-Products	108,198	0.6%
Healthcare-Services	54,579	0.3%
Holding Companies-Diversified	2,508	NM
Home Builders	8,738	0.1%
Home Furnishings	8,491	NM
Household Products/Wares	10,658	0.1%
Insurance	73,071	0.4%
Internet	87,199	0.5%
Investment Companies	21,075	0.1%
Iron/Steel	2,764	NM
Leisure Time	14,199	0.1%
Lodging	6,242	NM
Machinery-Construction & Mining	1,886	NM
Machinery-Diversified	34,992	0.2%
Media	17,289	0.1%
Metal Fabricate/Hardware	19,404	0.1%
Mining	27,299	0.2%
Miscellaneous Manufacturing	55,262	0.3%
Office Furnishings	12,480	0.1%
Oil & Gas	62,152	0.4%
Oil & Gas Services	36,889	0.2%
Packaging & Containers	3,911	NM
Pharmaceuticals	73,419	0.4%
REIT	168,378	1.0%
Real Estate	2,748	NM
Retail	151,569	0.9%
Savings & Loans	26,282	0.2%
Semiconductors	77,524	0.5%
Software	94,587	0.6%
Storage/Warehousing	1,937	NM
Telecommunications	96,728	0.6%
Textiles	2,457	NM
Toys/Games/Hobbies	3,178	NM
Transportation	43,450	0.3%
Trucking & Leasing	5,953	NM
Water	13,907	0.1%
Other**	14,828,284	86.3%

Total	17,191,008	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

132 :: ProFund VP UltraSmall-Cap :: Financial Statements

Statement of Assets and Liabilities (unaudited) :: June 30, 2010

Assets:
Total Investment Securities, at cost	$19,746,045

Securities, at value	2,362,724
Repurchase agreements, at value	17,775,000

Total Investment Securities, at value	20,137,724
Cash	2,065
Segregated cash balances with brokers for futures contracts	170,610
Dividends receivable	2,128
Receivable for capital shares issued	78,115
Prepaid expenses	277

Total Assets	20,390,919

Liabilities:
Payable for capital shares redeemed	1,347,110
Unrealized loss on swap agreements	1,784,191
Variation margin on futures contracts	22,770
Advisory fees payable	7,886
Management services fees payable	1,052
Administration fees payable	593
Administrative services fees payable	8,649
Distribution fees payable	8,404
Trustee fees payable	1
Transfer agency fees payable	2,439
Fund accounting fees payable	1,286
Compliance services fees payable	108
Other accrued expenses	15,422

Total Liabilities	3,199,911

Net Assets	$17,191,008

Net Assets consist of:
Capital	$50,285,746
Accumulated net investment income (loss)	(178,144)
Accumulated net realized gains (losses) on investments	(31,496,948)
Net unrealized appreciation (depreciation) on investments	(1,419,646)

Net Assets	$17,191,008

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,720,012

Net Asset Value (offering and redemption price per share)	$9.99

Statement of Operations (unaudited) :: For the six months ended June 30, 2010

Investment Income:
Dividends	$25,046
Interest	9,416

Total Investment Income	34,462

Expenses:
Advisory fees	94,266
Management services fees	12,569
Administration fees	4,560
Transfer agency fees	6,417
Administrative services fees	37,272
Distribution fees	31,422
Custody fees	6,986
Fund accounting fees	11,722
Trustee fees	151
Compliance services fees	95
Other fees	17,412

Total Gross Expenses before reductions	222,872
Less Expenses reduced by the Advisor	(11,714)

Total Net Expenses	211,158

Net Investment Income (Loss)	(176,696)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	1,157,844
Net realized gains (losses) on futures contracts	481,474
Net realized gains (losses) on swap agreements	(2,287,689)
Change in net unrealized appreciation/depreciation on investments	(2,797,418)

Net Realized and Unrealized Gains (Losses) on Investments	(3,445,789)

Change in Net Assets Resulting from Operations	$(3,622,485)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 133

Statements of Changes in Net Assets

	For the
	six months ended	For the
	June 30, 2010	year ended
	(unaudited)	December 31, 2009

From Investment Activities:
Operations:
Net investment income (loss)	$(176,696)	$(153,993)
Net realized gains (losses) on investments	(648,371)	5,768,284
Change in net unrealized appreciation/depreciation on investments	(2,797,418)	(911,555)

Change in net assets resulting from operations	(3,622,485)	4,702,736

Distributions to Shareholders From:
Net investment income	—	(17,817)

Change in net assets resulting from distributions	—	(17,817)

Capital Transactions:
Proceeds from shares issued	220,637,746	355,078,876
Dividends reinvested	—	17,817
Value of shares redeemed	(216,653,964)	(365,721,279)

Change in net assets resulting from capital transactions	3,983,782	(10,624,586)

Change in net assets	361,297	(5,939,667)
Net Assets:
Beginning of period	16,829,711	22,769,378

End of period	$17,191,008	$16,829,711

Accumulated net investment income (loss)	$(178,144)	$(1,448)

Share Transactions:
Issued	18,786,338	46,013,191
Reinvested	—	1,676
Redeemed	(18,612,341)	(47,398,461)

Change in shares	173,997	(1,383,594)

See accompanying notes to the financial statements.

134 :: ProFund VP UltraSmall-Cap :: Financial Highlights

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the
	six months ended	For the	For the	For the	For the	For the
	June 30, 2010	year ended	year ended	year ended	year ended	year ended
	(unaudited)	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$10.89	$7.77	$23.23	$27.10	$21.51	$30.75

Investment Activities:
Net investment income (loss)(a)	(0.09)	(0.07)	0.01	0.17	0.20	0.01
Net realized and unrealized
gains (losses) on investments	(0.81)	3.20	(15.26)	(3.73)	5.40	(0.18)

Total income (loss) from
investment activities	(0.90)	3.13	(15.25)	(3.56)	5.60	(0.17)

Distributions to Shareholders From:
Net investment income	—	(0.01)	(0.21)	(0.31)	(0.01)	—
Net realized gains on investments	—	—	—	—	—	(9.07)

Total distributions	—	(0.01)	(0.21)	(0.31)	(0.01)	(9.07)

Net Asset Value, End of Period	$9.99	$10.89	$7.77	$23.23	$27.10	$21.51

Total Return	(8.18)% (b)	40.18%	(66.18)%	(13.21)%	26.05%	(0.21)%

Ratios to Average Net Assets:
Gross expenses(c)	1.77%	1.89%	1.83%	1.73%	1.72%	1.91%
Net expenses(c)	1.68%	1.66%	1.63%	1.63%	1.69%	1.91%
Net investment income (loss)(c)	(1.41)%	(0.97)%	0.10%	0.63%	0.82%	0.03%

Supplemental Data:
Net assets, end of period (000’s)	$17,191	$16,830	$22,769	$23,541	$58,562	$40,184
Portfolio turnover rate(d)	86% (b)	153%	368%	418%	208%	539%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraNASDAQ-100 :: 135

Investment Objective:   The ProFund VP UltraNASDAQ-100 seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the NASDAQ-100 Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2010

Market Exposure
Investment Type	% of Net Assets

Equity Securities	38%
Futures Contracts	19%
Swap Agreements	143%

Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Apple Computer, Inc.	7.6%
Microsoft Corp.	1.6%
Google, Inc. - Class A	1.6%
Qulacomm, Inc.	1.5%
Oracle Corp.	1.1%

NASDAQ-100 Index - Composition
% of Index

Technology	47%
Communications	24%
Consumer Non-Cyclical	17%
Consumer Cyclical	8%
Industrial	3%
Energy	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (38.0%)
	Shares	Value

Activision Blizzard, Inc. (Software)	8,432	$88,452
Adobe Systems, Inc.* (Software)	3,906	103,236
Altera Corp. (Semiconductors)	3,224	79,987
Amazon.com, Inc.* (Internet)	2,232	243,868
Amgen, Inc.* (Biotechnology)	3,379	177,735
Apollo Group, Inc.—Class A* (Commercial Services)	1,178	50,030
Apple Computer, Inc.* (Computers)	9,641	2,425,001
Applied Materials, Inc. (Semiconductors)	5,270	63,345
Autodesk, Inc.* (Software)	1,798	43,799
Automatic Data Processing, Inc. (Software)	2,697	108,581
Baidu, Inc. ADR* (Internet)	2,046	139,292
Bed Bath & Beyond, Inc.* (Retail)	2,697	100,005
Biogen Idec, Inc.* (Biotechnology)	2,201	104,437
BMC Software, Inc.* (Software)	1,612	55,824
Broadcom Corp.—Class A (Semiconductors)	3,038	100,163
C.H. Robinson Worldwide, Inc. (Transportation)	1,240	69,018
CA, Inc. (Software)	3,751	69,018
Celgene Corp.* (Biotechnology)	3,472	176,447
Cephalon, Inc.* (Pharmaceuticals)	558	31,667
Cerner Corp.* (Software)	620	47,052
Check Point Software Technologies, Ltd.* (Internet)	1,550	45,694
Cintas Corp. (Textiles)	1,395	33,438
Cisco Systems, Inc.* (Telecommunications)	15,469	329,644
Citrix Systems, Inc.* (Software)	1,674	70,693
Cognizant Technology Solutions Corp.* (Computers)	2,201	110,182
Comcast Corp.—Class A (Media)	10,974	190,618
Costco Wholesale Corp. (Retail)	1,767	96,885
Dell, Inc.* (Computers)	5,456	65,799
DENTSPLY International, Inc. (Healthcare-Products)	1,054	31,525
DIRECTV—Class A* (Media)	4,898	166,140
DISH Network Corp.—Class A (Media)	1,643	29,820
eBay, Inc.* (Internet)	7,409	145,291
Electronic Arts, Inc.* (Software)	2,511	36,158
Expedia, Inc. (Internet)	2,108	39,588
Expeditors International of Washington, Inc. (Transportation)	1,581	54,560
Express Scripts, Inc.* (Pharmaceuticals)	3,720	174,914
Fastenal Co. (Distribution/Wholesale)	1,054	52,900
First Solar, Inc.* (Energy-Alternate Sources)	558	63,517
Fiserv, Inc.* (Software)	1,457	66,527
Flextronics International, Ltd.* (Electronics)	6,696	37,498
FLIR Systems, Inc.* (Electronics)	1,209	35,170
Foster Wheeler AG* (Engineering & Construction)	1,023	21,544
Garmin, Ltd. (Electronics)	1,395	40,706
Genzyme Corp.* (Biotechnology)	2,542	129,057
Gilead Sciences, Inc.* (Pharmaceuticals)	6,634	227,414
Google, Inc.—Class A* (Internet)	1,147	510,358
Henry Schein, Inc.* (Healthcare-Products)	682	37,442
Hologic, Inc.* (Healthcare-Products)	2,077	28,933
Illumina, Inc.* (Biotechnology)	899	39,134
Infosys Technologies, Ltd.ADR (Software)	837	50,145
Intel Corp. (Semiconductors)	14,787	287,607
Intuit, Inc.* (Software)	3,007	104,553
Intuitive Surgical, Inc.* (Healthcare-Products)	310	97,842
J.B. Hunt Transport Services, Inc. (Transportation)	961	31,396
Joy Global, Inc. (Machinery-Construction & Mining)	775	38,820
KLA -Tencor Corp. (Semiconductors)	1,550	43,214
Lam Research Corp.* (Semiconductors)	992	37,756
Liberty Media Holding Corp.-Interactive Series A* (Internet)	4,154	43,617
Life Technologies Corp.* (Biotechnology)	1,395	65,914
Linear Technology Corp. (Semiconductors)	2,263	62,934
Logitech International S.A.GRS* (Computers)	1,302	17,460
Marvell Technology Group, Ltd.* (Semiconductors)	4,681	73,773
Mattel, Inc. (Toys/Games/Hobbies)	3,162	66,908
Maxim Integrated Products, Inc. (Semiconductors)	2,263	37,860
Microchip Technology, Inc. (Semiconductors)	1,147	31,818
Microsoft Corp. (Software)	22,878	526,423
Millicom International Cellular S.A. (Telecommunications)	806	65,342
Mylan Laboratories, Inc.* (Pharmaceuticals)	2,387	40,675
NetApp, Inc.* (Computers)	2,728	101,782
News Corp.—Class A (Media)	10,819	129,395
NII Holdings, Inc.—Class B* (Telecommunications)	1,240	40,325
NVIDIA Corp.* (Semiconductors)	4,278	43,678
O’Reilly Automotive, Inc.* (Retail)	1,054	50,128
Oracle Corp. (Software)	15,903	341,278
PACCAR, Inc. (Auto Manufacturers)	3,100	123,597
Patterson Cos., Inc. (Healthcare-Products)	899	25,648
Paychex, Inc. (Commercial Services)	2,604	67,626
Priceline.com, Inc.* (Internet)	372	65,673
QIAGEN N.V.* (Biotechnology)	1,798	34,558

See accompanying notes to the financial statements.

136 :: ProFund VP UltraNASDAQ-100 :: Financial Statements

Common Stocks, continued
	Shares	Value

Qualcomm, Inc. (Telecommunications)	15,004	$492,731
Research In Motion, Ltd.* (Computers)	4,216	207,680
Ross Stores, Inc. (Retail)	930	49,560
SanDisk Corp.* (Computers)	1,767	74,338
Seagate Technology* (Computers)	3,689	48,105
Sears Holdings Corp.* (Retail)	899	58,120
Sigma-Aldrich Corp. (Chemicals)	899	44,797
Staples, Inc. (Retail)	3,720	70,866
Starbucks Corp. (Retail)	7,874	191,338
Stericycle, Inc.* (Environmental Control)	682	44,726
Symantec Corp.* (Internet)	6,324	87,777
Teva Pharmaceutical Industries, Ltd.ADR (Pharmaceuticals)	5,611	291,716
Urban Outfitters, Inc.* (Retail)	1,271	43,710
VeriSign, Inc.* (Internet)	1,302	34,568
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,612	53,035
Virgin Media, Inc. (Telecommunications)	2,573	42,943
Vodafone Group PLCADR (Telecommunications)	4,960	102,523
Warner Chilcott PLC—Class A* (Pharmaceuticals)	1,891	43,209
Wynn Resorts, Ltd. (Lodging)	1,023	78,024
Xilinx, Inc. (Semiconductors)	2,790	70,475
Yahoo!, Inc.* (Internet)	5,053	69,883

TOTAL COMMON STOCKS
(Cost $6,983,492)		12,135,975

Repurchase Agreements (68.7%)
	Principal
	Amount

Bank of America, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $7,330,000 (Collateralized by $6,987,600 U.S. Treasury Notes, 3.63%, 8/15/19, market value $7,476,731)	$ 7,330,000	7,330,000
Deutsche Bank, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $1,076,000 (Collateralized by $1,101,000 of various U.S. Treasury Securities, 0.28%‡–1.88%, 1/24/11–6/15/12, market value $1,099,303)	1,076,000	1,076,000
HSBC, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $13,193,000 (Collateralized by $13,424,000 of various U.S. Government Agency Obligations, 0.18%–2.00%, 3/9/11–9/28/12, market value $13,458,845)	13,193,000	13,193,000
UBS, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $138,000 (Collateralized by $130,000 Federal National Mortgage Association, 5.25%, 8/1/12, market value $143,000)	138,000	138,000
UMB, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $243,000 (Collateralized by $245,700 U.S. Treasury Notes, 2.00%, 9/30/10, market value $248,031)	243,000	243,000

TOTAL REPURCHASE AGREEMENTS
(Cost $21,980,000)		21,980,000

TOTAL INVESTMENT SECURITIES
(Cost $28,963,492)—106.7%		34,115,975
Net other assets (liabilities)—(6.7)%		(2,152,642)

NET ASSETS—100.0%		$31,963,333

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of June 30, 2010, the aggregate amount held in a segregated account was $10,025,000.
‡	Represents the effective yield or interest rate in effect at June 30, 2010.
ADR	American Depositary Receipt
GRS	Global Registered Shares

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini NASDAQ-100 Futures Contract expiring 9/20/10 (Underlying notional amount at value $6,044,760)	174	$(422,691)

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on
the NASDAQ-100 Index	$ 4,591,735	$(606,622)
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	41,209,343	(2,296,881)

		$(2,903,503)

ProFund VP UltraNASDAQ-100 invested in the following industries as of June 30, 2010:
		% of
	Value	Net Assets

Auto Manufacturers	$ 123,597	0.4%
Biotechnology	780,317	2.4%
Chemicals	44,797	0.1%
Commercial Services	117,656	0.4%
Computers	3,050,347	9.5%
Distribution/Wholesale	52,900	0.2%
Electronics	113,374	0.3%
Energy-Alternate Sources	63,517	0.2%
Engineering & Construction	21,544	0.1%
Environmental Control	44,726	0.1%
Healthcare-Products	221,390	0.7%
Internet	1,425,609	4.6%
Lodging	78,024	0.2%
Machinery-Construction & Mining	38,820	0.1%
Media	515,973	1.6%
Pharmaceuticals	809,595	2.5%
Retail	660,612	2.1%
Semiconductors	932,610	2.9%
Software	1,711,739	5.4%
Telecommunications	1,073,508	3.4%
Textiles	33,438	0.1%
Toys/Games/Hobbies	66,908	0.2%
Transportation	154,974	0.5%
Other**	19,827,358	62.0%

Total	$31,963,333	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraNASDAQ-100 :: 137

Statement of Assets and Liabilities (unaudited) :: June 30, 2010

Assets:
Total Investment Securities, at cost	$28,963,492

Securities, at value	12,135,975
Repurchase agreements, at value	21,980,000

Total Investment Securities, at value	34,115,975
Segregated cash balances with brokers for futures contracts	613,350
Dividends receivable	5,516
Receivable for capital shares issued	710,696
Prepaid expenses	476

Total Assets	35,446,013

Liabilities:
Cash overdraft	5,790
Payable for capital shares redeemed	418,419
Unrealized loss on swap agreements	2,903,503
Variation margin on futures contracts	89,610
Advisory fees payable	17,696
Management services fees payable	2,360
Administration fees payable	1,140
Administrative services fees payable	9,521
Distribution fees payable	8,334
Trustee fees payable	2
Transfer agency fees payable	3,838
Fund accounting fees payable	2,474
Compliance services fees payable	196
Other accrued expenses	19,797

Total Liabilities	3,482,680

Net Assets	$31,963,333

Net Assets consist of:
Capital	$104,127,758
Accumulated net investment income (loss)	(260,141)
Accumulated net realized gains (losses) on investments	(73,730,573)
Net unrealized appreciation (depreciation) on investments	1,826,289

Net Assets	$31,963,333

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,342,390

Net Asset Value (offering and redemption price per share)	$13.65

Statement of Operations (unaudited) :: For the six months ended June 30, 2010

Investment Income:
Dividends	$49,270
Interest	12,318

Total Investment Income	61,588

Expenses:
Advisory fees	143,629
Management services fees	19,150
Administration fees	7,425
Transfer agency fees	10,739
Administrative services fees	61,877
Distribution fees	47,876
Custody fees	4,103
Fund accounting fees	14,731
Trustee fees	234
Compliance services fees	167
Other fees	25,752

Total Gross Expenses before reductions	335,683
Less Expenses reduced by the Advisor	(13,954)

Total Net Expenses	321,729

Net Investment Income (Loss)	(260,141)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	89,900
Net realized gains (losses) on futures contracts	(248,664)
Net realized gains (losses) on swap agreements	(878,127)
Change in net unrealized appreciation/depreciation on investments	(4,170,058)

Net Realized and Unrealized Gains (Losses) on Investments	(5,206,949)

Change in Net Assets Resulting from Operations	$(5,467,090)

See accompanying notes to the financial statements.

138 :: ProFund VP UltraNASDAQ-100 :: Financial Statements

Statements of Changes in Net Assets

	For the
	six months ended	For the
	June 30, 2010	year ended
	(unaudited)	December 31, 2009

From Investment Activities:
Operations:
Net investment income (loss)	$(260,141)	$(344,942)
Net realized gains (losses) on investments	(1,036,891)	18,505,469
Change in net unrealized appreciation/depreciation on investments	(4,170,058)	988,437

Change in net assets resulting from operations	(5,467,090)	19,148,964

Capital Transactions:
Proceeds from shares issued	295,515,736	289,404,923
Value of shares redeemed	(289,506,959)	(297,843,593)

Change in net assets resulting from capital transactions	6,008,777	(8,438,670)

Change in net assets	541,687	10,710,294
Net Assets:
Beginning of period	31,421,646	20,711,352

End of period	$31,963,333	$31,421,646

Accumulated net investment income (loss)	$(260,141)	$—

Share Transactions:
Issued	18,903,563	26,971,037
Redeemed	(18,512,320)	(27,841,113)

Change in shares	391,243	(870,076)

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP UltraNASDAQ-100 :: 139

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.(a)

	For the
	six months ended	For the	For the	For the	For the	For the
	June 30, 2010	year ended	year ended	year ended	year ended	year ended
	(unaudited)	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$16.10	$7.34	$26.93	$20.97	$41.79	$46.20

Investment Activities:
Net investment income (loss)(b)	(0.11)	(0.13)	(0.13)	(0.05)	(0.13)	(0.36)
Net realized and unrealized
gains (losses) on investments	(2.34)	8.89	(19.46)	6.01	(0.53)	(1.15)

Total income (loss) from
investment activities	(2.45)	8.76	(19.59)	5.96	(0.66)	(1.51)

Distributions to Shareholders From:
Net realized gains on investments	—	—	—	—	(20.16)	(2.90)

Net Asset Value, End of Period	$13.65	$16.10	$7.34	$26.93	$20.97	$41.79

Total Return	(15.22)% (c)	119.35%	(72.74)%	28.42%	4.93%	(3.75)%

Ratios to Average Net Assets:
Gross expenses(d)	1.76%	1.79%	1.77%	1.69%	1.75%	1.85%
Net expenses(d)	1.68%	1.66%	1.63%	1.63%	1.72%	1.85%
Net investment income (loss)(d)	(1.36)%	(1.20)%	(0.74)%	(0.19)%	(0.40)%	(0.83)%

Supplemental Data:
Net Assets, end of period (000’s)	$31,963	$31,422	$20,711	$99,909	$73,624	$99,349
Portfolio turnover rate(e)	22% (c)	423%	611%	979%	1,176%	437%

(a)	Adjusted for 1:15 reverse stock split that occurred on December 16, 2005.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

140 :: ProFund VP Bear :: Financial Statements

Investment Objective:   The ProFund VP Bear seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the S&P 500 Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2010

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(15)%
Swap Agreements	(84)%

Total Exposure	(99)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The ProFund VP Bear primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P 500 Index - Composition
% of Index

Consumer Non-Cyclical	22%
Financial	16%
Technology	13%
Communications	11%
Energy	11%
Industrial	11%
Consumer Cyclical	9%
Utilities	4%
Basic Materials	3%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements (95.7%)
	Principal
	Amount	Value

Bank of America, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $9,919,000 (Collateralized by $9,341,800 of various U.S. Treasury Notes, 3.63%–3.75%, 11/15/18–8/15/19, market value $10,117,537)	$9,919,000	$9,919,000
Deutsche Bank, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $9,919,000 (Collateralized by $10,135,000 Federal National Mortgage Association, 0.28%‡, 1/24/11, market value $10,119,127)	9,919,000	9,919,000
HSBC, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $9,919,000 (Collateralized by $10,137,000 of various U.S. Government Agency Obligations, 0.18%–1.00%, 5/19/11–1/25/12, market value $10,122,819)	9,919,000	9,919,000
UBS, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $9,919,000 (Collateralized by $9,199,000 Federal National Mortgage Association, 5.25%, 8/1/12, market value $10,118,900)	9,919,000	9,919,000
UMB, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $9,916,000 (Collateralized by $10,067,600 of various U.S. Treasury Notes, 0.88%–2.38%, 8/31/10–12/31/10, market value $10,114,553)	9,916,000	9,916,000

TOTAL REPURCHASE AGREEMENTS
(Cost $49,592,000)	49,592,000

TOTAL INVESTMENT SECURITIES
(Cost $49,592,000)—95.7%	49,592,000
Net other assets (liabilities)—4.3%	2,244,610

NET ASSETS—100.0%	$51,836,610

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of June 30, 2010, the aggregate amount held in a segregated account was $9,160,000.
‡	Represents the effective yield or interest rate in effect at June 30, 2010.

Futures Contracts Sold
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini S&P 500 Futures Contract expiring 9/20/10 (Underlying notional amount at value $8,002,800)	156	$355,867

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500 Index	$(2,660,031)	$26,880
Equity Index Swap Agreement with UBS AG, based on the S&P 500 Index	(40,858,451)	393,747

		$420,627

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Bear :: 141

Statement of Assets and Liabilities (unaudited) :: June 30, 2010

Assets:
Total Investment Securities, at cost	$49,592,000

Repurchase agreements, at value	49,592,000

Total Investment Securities, at value	49,592,000
Cash	9,919
Segregated cash balances with brokers for futures contracts	716,384
Unrealized gain on swap agreements	421,078
Receivable for capital shares issued	1,148,076
Variation margin on futures contracts	90,406
Prepaid expenses	633

Total Assets	51,978,496

Liabilities:
Payable for capital shares redeemed	32,523
Advisory fees payable	34,530
Management services fees payable	4,605
Administration fees payable	1,971
Administrative services fees payable	16,090
Distribution fees payable	13,616
Trustee fees payable	3
Transfer agency fees payable	5,525
Fund accounting fees payable	4,277
Compliance services fees payable	270
Other accrued expenses	28,025

Total Liabilities	141,435

Net Assets	$51,837,061

Net Assets consist of:
Capital	$102,660,995
Accumulated net investment income (loss)	(369,702)
Accumulated net realized gains (losses) on investments	(51,231,176)
Net unrealized appreciation (depreciation) on investments	776,944

Net Assets	$51,837,061

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,017,689

Net Asset Value (offering and redemption price per share)	$25.69

Statement of Operations (unaudited) :: For the six months ended June 30, 2010

Investment Income:
Interest	$20,885

Expenses:
Advisory fees	174,369
Management services fees	23,249
Administration fees	9,015
Transfer agency fees	13,437
Administrative services fees	72,213
Distribution fees	58,123
Custody fees	2,679
Fund accounting fees	18,171
Trustee fees	250
Compliance services fees	219
Other fees	23,380

Total Gross Expenses before reductions	395,105
Less Expenses reduced by the Advisor	(4,518)

Total Net Expenses	390,587

Net Investment Income (Loss)	(369,702)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(7,124)
Net realized gains (losses) on futures contracts	(1,074,499)
Net realized gains (losses) on swap agreements	1,031,878
Change in net unrealized appreciation/depreciation on investments	467,755

Net Realized and Unrealized Gains (Losses) on Investments	418,010

Change in Net Assets Resulting from Operations	$48,308

See accompanying notes to the financial statements.

142 :: ProFund VP Bear :: Financial Statements

Statements of Changes in Net Assets

	For the
	six months ended	For the
	June 30, 2010	year ended
	(unaudited)	December 31, 2009

From Investment Activities:
Operations:
Net investment income (loss)	$(369,702)	$(1,081,713)
Net realized gains (losses) on investments	(49,745)	(28,346,110)
Change in net unrealized appreciation/depreciation on investments	467,755	2,227,299

Change in net assets resulting from operations	48,308	(27,200,524)

Distributions to Shareholders From:
Net investment income	—	(155,174)

Change in net assets resulting from distributions	—	(155,174)

Capital Transactions:
Proceeds from shares issued	310,532,456	491,480,077
Dividends reinvested	—	155,174
Value of shares redeemed	(295,462,988)	(480,524,924)

Change in net assets resulting from capital transactions	15,069,468	11,110,327

Change in net assets	15,117,776	(16,245,371)
Net Assets:
Beginning of period	36,719,285	52,964,656

End of period	$51,837,061	$36,719,285

Accumulated net investment income (loss)	$(369,702)	$—

Share Transactions:
Issued	12,906,756	15,534,642
Reinvested	—	5,894
Redeemed	(12,370,538)	(15,597,673)

Change in shares	536,218	(57,137)

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Bear :: 143

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the
	six months ended		For the	For the	For the	For the	For the
	June 30, 2010		year ended	year ended	year ended	year ended	year ended
	(unaudited)		Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$24.79		$34.42	$24.92	$25.78	$28.22	$28.61

Investment Activities:
Net investment income (loss)(a)	(0.19)		(0.48)	0.06	0.85	0.89	0.39
Net realized and unrealized
gains (losses) on investments	1.09		(9.10)	9.81	(0.71)	(2.99)	(0.78)

Total income (loss) from
investment activities	0.90		(9.58)	9.87	0.14	(2.10)	(0.39)

Distributions to Shareholders From:
Net investment income	—		(0.05)	(0.37)	(1.00)	(0.34)	—

Net Asset Value, End of Period	$25.69		$24.79	$34.42	$24.92	$25.78	$28.22

Total Return	3.67%	(b)	(27.87)%	39.92%	0.60%	(7.50)%	(1.36)%
Ratios to Average Net Assets:
Gross expenses(c)	1.70%		1.77%	1.71%	1.70%	1.74%	1.86%
Net expenses(c)	1.68%		1.66%	1.63%	1.63%	1.70%	1.86%
Net investment income (loss)(c)	(1.59)%		(1.57)%	0.22%	3.37%	3.24%	1.36%

Supplemental Data:
Net assets, end of period (000’s)	$51,837		$36,719	$52,965	$30,237	$29,385	$50,812
Portfolio turnover rate(d)	—		—	—	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

144 :: ProFund VP Short Mid-Cap :: Financial Statements

Investment Objective:   The ProFund VP Short Mid-Cap seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the S&P MidCap 400 Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2010

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(49)%
Swap Agreements	(49)%

Total Exposure	(98)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The ProFund VP Short Mid-Cap primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P MidCap 400 Index - Composition
% of Index

Consumer Non-Cyclical	21%
Financial	20%
Industrial	18%
Consumer Cyclical	13%
Technology	8%
Utilities	6%
Communications	5%
Energy	5%
Basic Materials	4%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements (94.3%)
	Principal
	Amount	Value

Bank of America, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $1,883,000 (Collateralized by $1,795,200 U.S. Treasury Notes, 3.63%, 8/15/19, market value $1,920,864)	$1,883,000	$1,883,000
Deutsche Bank, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $1,883,000 (Collateralized by $1,925,000 Federal National Mortgage Association, 0.28%‡, 1/24/11, market value $1,921,985)	1,883,000	1,883,000
HSBC, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $1,883,000 (Collateralized by $1,922,000 of various U.S. Government Agency Obligations, 0.65%–1.00%, 5/19/11–11/18/11, market value $1,923,843)	1,883,000	1,883,000
UBS, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $1,883,000 (Collateralized by $1,748,000 Federal National Mortgage Association, 5.25%, 8/1/12, market value $1,922,800)	1,883,000	1,883,000
UMB, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $1,882,000 (Collateralized by $1,898,300 of various U.S. Treasury Notes, 2.00%–2.38%, 8/31/10–9/30/10, market value $1,919,780)	1,882,000	1,882,000

TOTAL REPURCHASE AGREEMENTS
(Cost $9,414,000)		9,414,000

TOTAL INVESTMENT SECURITIES
(Cost $9,414,000)—94.3%	9,414,000
Net other assets (liabilities)—5.7%	565,677

NET ASSETS—100.0%	$9,979,677

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of June 30, 2010, the aggregate amount held in a segregated account was $990,000.

‡	Represents the effective yield or interest rate in effect at June 30, 2010.

Futures Contracts Sold
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini S&P MidCap 400 Futures Contract expiring 9/20/10 (Underlying notional amount at value $4,894,860)	69	$348,187

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400 Index	$(873,542)	$38,960
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400 Index	(4,059,290)	32,364

		$71,324

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Short Mid-Cap :: 145

Statement of Assets and Liabilities (unaudited) :: June 30, 2010

Assets:
Total Investment Securities, at cost	$9,414,000

Repurchase agreements, at value	9,414,000

Total Investment Securities, at value	9,414,000
Cash	9,087
Segregated cash balances with brokers for futures contracts	494,040
Unrealized gain on swap agreements	71,324
Variation margin on futures contracts	44,160
Prepaid expenses	144

Total Assets	10,032,755

Liabilities:
Payable for capital shares redeemed	35,429
Advisory fees payable	5,412
Management services fees payable	722
Administration fees payable	294
Administrative services fees payable	1,732
Distribution fees payable	2,188
Transfer agency fees payable	696
Fund accounting fees payable	638
Compliance services fees payable	57
Other accrued expenses	5,910

Total Liabilities	53,078

Net Assets	$9,979,677

Net Assets consist of:
Capital	$14,894,517
Accumulated net investment income (loss)	(62,569)
Accumulated net realized gains (losses) on investments	(5,271,782)
Net unrealized appreciation (depreciation) on investments	419,511

Net Assets	$9,979,677

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	506,896

Net Asset Value (offering and redemption price per share)	$19.69

Statement of Operations (unaudited) :: For the six months ended June 30, 2010

Investment Income:
Interest	$3,255

Expenses:
Advisory fees	29,383
Management services fees	3,918
Administration fees	1,756
Transfer agency fees	2,542
Administrative services fees	8,497
Distribution fees	9,794
Custody fees	2,494
Fund accounting fees	3,423
Trustee fees	52
Compliance services fees	51
Other fees	4,012

Total Gross Expenses before reductions	65,922
Less Expenses reduced by the Advisor	(98)

Total Net Expenses	65,824

Net Investment Income (Loss)	(62,569)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on futures contracts	(243,018)
Net realized gains (losses) on swap agreements	(658,490)
Change in net unrealized appreciation/depreciation on investments	349,692

Net Realized and Unrealized Gains (Losses) on Investments	(551,816)

Change in Net Assets Resulting from Operations	$(614,385)

See accompanying notes to the financial statements.

146 :: ProFund VP Short Mid-Cap :: Financial Statements

Statements of Changes in Net Assets

	For the
	six months ended	For the
	June 30, 2010	year ended
	(unaudited)	December 31, 2009

From Investment Activities:
Operations:
Net investment income (loss)	$(62,569)	$(127,343)
Net realized gains (losses) on investments	(901,508)	(3,805,066)
Change in net unrealized appreciation/depreciation on investments	349,692	312,467

Change in net assets resulting from operations	(614,385)	(3,619,942)

Distributions to Shareholders From:
Net investment income	—	(49,307)

Change in net assets resulting from distributions	—	(49,307)

Capital Transactions:
Proceeds from shares issued	148,628,608	184,545,951
Dividends reinvested	—	49,307
Value of shares redeemed	(141,939,908)	(181,037,857)

Change in net assets resulting from capital transactions	6,688,700	3,557,401

Change in net assets	6,074,315	(111,848)
Net Assets:
Beginning of period	3,905,362	4,017,210

End of period	$9,979,677	$3,905,362

Accumulated net investment income (loss)	$(62,569)	$—

Share Transactions:
Issued	8,078,363	7,332,714
Reinvested	—	2,309
Redeemed	(7,765,185)	(7,269,546)

Change in shares	313,178	65,477

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Short Mid-Cap :: 147

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the
	six months ended	For the	For the	For the	For the	For the
	June 30, 2010	year ended	year ended	year ended	year ended	year ended
	(unaudited)	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$20.16	$31.33	$24.00	$25.38	$26.39	$29.15

Investment Activities:
Net investment income (loss)(a)	(0.15)	(0.40)	0.14	0.82	0.91	0.40
Net realized and unrealized gains (losses)
on investments	(0.32)	(10.68)	7.44	(1.55)	(1.87)	(3.16)

Total income (loss) from
investment activities	(0.47)	(11.08)	7.58	(0.73)	(0.96)	(2.76)

Distributions to Shareholders From:
Net investment income	—	(0.09)	(0.25)	(0.65)	(0.05)	— (b)

Net Asset Value, End of Period	$19.69	$20.16	$31.33	$24.00	$25.38	$26.39

Total Return	(2.33)% (c)	(35.39)%	31.83%	(2.85)%	(3.64)%	(9.46)%

Ratios to Average Net Assets:
Gross expenses(d)	1.68%	1.82%	1.73%	1.78%	1.82%	2.28%
Net expenses(d)	1.68%	1.67%	1.63%	1.63%	1.67%	1.98%
Net investment income (loss)(d)	(1.60)%	(1.57)%	0.54%	3.41%	3.46%	1.40%

Supplemental Data:
Net assets, end of period (000’s)	$9,980	$3,905	$4,017	$1,437	$5,210	$4,190
Portfolio turnover rate(e)	—	—	—	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Amount is less than $0.005.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

148 :: ProFund VP Short Small-Cap :: Financial Statements

Investment Objective: The ProFund VP Short Small-Cap seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Russell 2000 Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2010

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(12)%
Swap Agreements	(88)%

Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The ProFund VP Short Small-Cap primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Russell 2000 Index - Composition
% of Index

Consumer Non-Cyclical	21%
Financial	21%
Industrial	15%
Consumer Cyclical	14%
Technology	10%
Communications	8%
Basic Materials	4%
Energy	4%
Utilities	3%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements (98.5%)

	Principal
	Amount	Value

Bank of America, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $3,471,000 (Collateralized by $3,309,000 U.S. Treasury Notes, 3.63%, 8/15/19, market value $3,540,630)	$3,471,000	$3,471,000
Deutsche Bank, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $3,471,000 (Collateralized by $3,548,000 Federal National Mortgage Association, 0.28%‡, 1/24/11, market value $3,542,443)	3,471,000	3,471,000
HSBC, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $3,471,000 (Collateralized by $3,522,000 of various U.S. Government Agency Obligations, 1.00%–1.63%, 11/18/11–5/4/12, market value $3,542,389)	3,471,000	3,471,000
UBS, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $3,471,000 (Collateralized by $3,220,000 Federal National Mortgage Association, 5.25%, 8/1/12, market value $3,542,000)	3,471,000	3,471,000
UMB, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $3,471,000 (Collateralized by $3,501,200 of various U.S. Treasury Notes, 2.00%–2.38%, 8/31/10–9/30/10, market value $3,540,581)	3,471,000	3,471,000

TOTAL REPURCHASE AGREEMENTS
(Cost $17,355,000)		17,355,000

TOTAL INVESTMENT SECURITIES
(Cost $17,355,000))—98.5%		17,355,000
Net other assets (liabilities)—1.5%		264,755

NET ASSETS—100.0%		$17,619,755

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of June 30, 2010, the aggregate amount held in a segregated account was $2,400,000.

‡	Represents the effective yield or interest rate in effect at June 30, 2010.

Futures Contracts Purchased

		Unrealized
		Appreciation
	Contracts	(Depreciation)

Russell 2000 Mini Index Futures Contract expiring 9/20/10 (Underlying notional amount at value $2,126,600)	35	$28,271

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$(11,948,191)	$125,879
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	(3,551,677)	34,127

		$160,006

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Short Small-Cap :: 149

Statement of Assets and Liabilities (unaudited) :: June 30, 2010

Assets:
Total Investment Securities, at cost	$17,355,000

Repurchase agreements, at value	17,355,000

Total Investment Securities, at value	17,355,000
Cash	1,709
Segregated cash balances with brokers for futures contracts	169,050
Unrealized gain on swap agreements	160,006
Receivable for capital shares issued	5,749
Variation margin on futures contracts	24,150
Prepaid expenses	234

Total Assets	17,715,898

Liabilities:
Payable for capital shares redeemed	64,434
Advisory fees payable	8,840
Management services fees payable	1,179
Administration fees payable	512
Administrative services fees payable	4,373
Distribution fees payable	4,755
Trustee fees payable	1
Transfer agency fees payable	1,294
Fund accounting fees payable	1,111
Compliance services fees payable	86
Other accrued expenses	9,558

Total Liabilities	96,143

Net Assets	$17,619,755

Net Assets consist of:
Capital	$32,156,727
Accumulated net investment income (loss)	(108,771)
Accumulated net realized gains (losses) on investments	(14,616,478)
Net unrealized appreciation (depreciation) on investments	188,277

Net Assets	$17,619,755

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,546,871

Net Asset Value (offering and redemption price per share)	$11.39

Statement of Operations (unaudited) :: For the six months ended June 30, 2010

Investment Income:
Interest	$5,701

Expenses:
Advisory fees	51,104
Management services fees	6,814
Administration fees	2,903
Transfer agency fees	4,258
Administrative services fees	16,625
Distribution fees	17,035
Custody fees	2,574
Fund accounting fees	5,718
Trustee fees	87
Compliance services fees	73
Other fees	12,189

Total Gross Expenses before reductions	119,380
Less Expenses reduced by the Advisor	(4,908)

Total Net Expenses	114,472

Net Investment Income (Loss)	(108,771)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on futures contracts	(132,950)
Net realized gains (losses) on swap agreements	(947,765)
Change in net unrealized appreciation/depreciation on investments	110,673

Net Realized and Unrealized Gains (Losses) on Investments	(970,042)

Change in Net Assets Resulting from Operations	$(1,078,813)

See accompanying notes to the financial statements.

150 :: ProFund VP Short Small-Cap :: Financial Statements

Statements of Changes in Net Assets

	For the
	six months ended	For the
	June 30, 2010	year ended
	(unaudited)	December 31, 2009

From Investment Activities:
Operations:
Net investment income (loss)	$(108,771)	$(368,987)
Net realized gains (losses) on investments	(1,080,715)	(10,397,721)
Change in net unrealized appreciation/depreciation on investments	110,673	671,918

Change in net assets resulting from operations	(1,078,813)	(10,094,790)

Distributions to Shareholders From:
Net investment income	—	(120,502)

Change in net assets resulting from distributions	—	(120,502)

Capital Transactions:
Proceeds from shares issued	222,189,775	534,646,994
Dividends reinvested	—	120,502
Value of shares redeemed	(216,855,989)	(523,684,945)

Change in net assets resulting from capital transactions	5,333,786	11,082,551

Change in net assets	4,254,973	867,259
Net Assets:
Beginning of period	13,364,782	12,497,523

End of period	$17,619,755	$13,364,782

Accumulated net investment income (loss)	$(108,771)	$—

Share Transactions:
Issued	20,609,903	36,100,406
Reinvested	—	9,695
Redeemed	(20,184,627)	(35,693,875)

Change in shares	425,276	416,226

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Short Small-Cap :: 151

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the
	six months ended	For the	For the	For the	For the	For the
	June 30, 2010	year ended	year ended	year ended	year ended	year ended
	(unaudited)	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$11.92	$17.72	$14.85	$14.58	$16.62	$17.12

Investment Activities:
Net investment income (loss)(a)	(0.09)	(0.24)	0.08	0.50	0.56	0.23
Net realized and unrealized gains (losses) on investments	(0.44)	(5.49)	3.37	0.15	(2.50)	(0.73)

Total income (loss) from investment activities	(0.53)	(5.73)	3.45	0.65	(1.94)	(0.50)

Distributions to Shareholders From:
Net investment income	—	(0.07)	(0.58)	(0.38)	(0.10)	—

Net Asset Value, End of Period	$11.39	$11.92	$17.72	$14.85	$14.58	$16.62

Total Return	(4.45)% (b)	(32.37)%	24.08%	4.46%	(11.73)%	(2.92)%

Ratios to Average Net Assets:
Gross expenses(c)	1.75%	1.81%	1.71%	1.67%	1.67%	1.90%
Net expenses(c)	1.68%	1.67%	1.63%	1.62%	1.62%	1.90%
Net investment income (loss)(c)	(1.60)%	(1.57)%	0.49%	3.42%	3.52%	1.36%

Supplemental Data:
Net assets, end of period (000’s)	$17,620	$13,365	$12,498	$15,367	$13,052	$9,193
Portfolio turnover rate(d)	—	—	—	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

152 :: ProFund VP Short Dow 30 :: Financial Statements

Investment Objective: The ProFund VP Short Dow 30 seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones Industrial Average (“DJIA”).

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2010

Market Exposure
Investment Type	% of Net Assets

Swap Agreements	(100)%

Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The ProFund VP Short Dow 30 primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones Industrial Average - Composition
% of Index

Industrial	22%
Consumer Non-Cyclical	19%
Technology	16%
Financial	11%
Consumer Cyclical	11%
Energy	10%
Communications	8%
Basic Materials	3%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements (97.1%)

	Principal
	Amount	Value

Bank of America, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $19,000 (Collateralized by $18,300 U.S. Treasury Notes, 3.63%, 8/15/19, market value $19,581)	$19,000	$19,000
Deutsche Bank, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $19,000 (Collateralized by $20,000 of various U.S. Treasury Securities, 0.28%‡–1.88%, 1/24/11–6/15/12, market value $20,024)	19,000	19,000
HSBC, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $19,000 (Collateralized by $20,000 of various U.S. Treasury Securities, 1.00%–1.88%, 11/18/11–6/15/12, market value $20,079)	19,000	19,000
UBS, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $19,000 (Collateralized by $18,000 Federal National Mortgage Association, 5.25%, 8/1/12, market value $19,800)	19,000	19,000
UMB, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $16,000 (Collateralized by $16,300 U.S. Treasury Notes, 2.00%, 9/30/10, market value $16,455)	16,000	16,000

TOTAL REPURCHASE AGREEMENTS
(Cost $92,000)		92,000

TOTAL INVESTMENT SECURITIES
(Cost $92,000))—97.1%		92,000
Net other assets (liabilities)—2.9%		2,791

NET ASSETS—100.0%		$94,791

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of June 30, 2010, the aggregate amount held in a segregated account was $10,000.

‡	Represents the effective yield or interest rate in effect at June 30, 2010.

Swap Agreements

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial Average	$(40,426)	$1,465
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial Average	(53,999)	1,841

		$3,306

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Short Dow 30 :: 153

Statement of Assets and Liabilities (unaudited) :: June 30, 2010

Assets:
Total Investment Securities, at cost	$92,000

Repurchase agreements, at value	92,000

Total Investment Securities, at value	92,000
Cash	92
Unrealized gain on swap agreements	3,306
Receivable from Advisor	173
Prepaid expenses	4

Total Assets	95,575

Liabilities:
Payable for capital shares redeemed	101
Administration fees payable	4
Administrative services fees payable	30
Distribution fees payable	78
Transfer agency fees payable	11
Fund accounting fees payable	8
Compliance services fees payable	1
Other accrued expenses	551

Total Liabilities	784

Net Assets	$94,791

Net Assets consist of:
Capital	$118,438
Accumulated net investment income (loss)	(1,831)
Accumulated net realized gains (losses) on investments	(25,122)
Net unrealized appreciation (depreciation) on investments	3,306

Net Assets	$94,791

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	11,791

Net Asset Value (offering and redemption price per share)	$8.04

Statement of Operations (unaudited) :: For the six months ended June 30, 2010

Investment Income:
Interest	$86

Expenses:
Advisory fees	856
Management services fees	114
Administration fees	41
Transfer agency fees	57
Administrative services fees	66
Distribution fees	285
Custody fees	1,788
Fund accounting fees	77
Trustee fees	2
Compliance services fees	1
Other fees	120

Total Gross Expenses before reductions	3,407
Less Expenses reduced by the Advisor	(1,490)

Total Net Expenses	1,917

Net Investment Income (Loss)	(1,831)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on swap agreements	(25,122)
Change in net unrealized appreciation/depreciation on investments	2,920

Net Realized and Unrealized Gains (Losses) on Investments	(22,202)

Change in Net Assets Resulting from Operations	$(24,033)

See accompanying notes to the financial statements.

154 :: ProFund VP Short Dow 30 :: Financial Statements

Statements of Changes in Net Assets

	For the
	six months ended	For the
	June 30, 2010	year ended
	(unaudited)	December 31, 2009

From Investment Activities:
Operations:
Net investment income (loss)	$(1,831)	$(6,884)
Net realized gains (losses) on investments	(25,122)	55,192
Change in net unrealized appreciation/depreciation on investments	2,920	2,680

Change in net assets resulting from operations	(24,033)	50,988

Distributions to Shareholders From:
Return of capital	—	(3,230)
Net realized gains on investments	—	(1,186,639)

Change in net assets resulting from distributions	—	(1,189,869)

Capital Transactions:
Proceeds from shares issued	6,089,495	16,243,046
Dividends reinvested	—	1,189,869
Value of shares redeemed	(6,109,889)	(16,387,069)

Change in net assets resulting from capital transactions	(20,394)	1,045,846

Change in net assets	(44,427)	(93,035)
Net Assets:
Beginning of period	139,218	232,253

End of period	$94,791	$139,218

Accumulated net investment income (loss)	$(1,831)	$—

Share Transactions:
Issued	808,237	711,253
Reinvested	—	120,704
Redeemed	(814,119)	(821,578)

Change in shares	(5,882)	10,379

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Short Dow 30 :: 155

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the						For the period
	six months ended		For the		For the	For the	May 1, 2006
	June 30, 2010		year ended		year ended	year ended	through
	(unaudited)		Dec. 31, 2009		Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006(a)

Net Asset Value, Beginning of Period	$7.88		$31.84		$26.69	$28.21	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.06)		(0.25)		(0.25)	0.86	0.72
Net realized and unrealized gains (losses) on investments	0.22	(c)	(6.49	)(c)	6.91	(1.64)	(2.51)

Total income (loss) from investment activities	0.16		(6.74)		6.66	(0.78)	(1.79)

Distributions to Shareholders From:
Net investment income	—		—		(1.51)	(0.74)	—
Return of capital	—		(0.05)		—	—	—
Net realized gains on investments	—		(17.17)		—	—	—

Total distributions	—		(17.22)		(1.51)	(0.74)	—

Net Asset Value, End of Period	$8.04		$7.88		$31.84	$26.69	$28.21

Total Return	2.16%	(d)	(25.39)%		25.51%	(2.67)%	(6.00)% (d)

Ratios to Average Net Assets:
Gross expenses(e)	2.99%		2.48%		1.98%	2.37%	2.25%
Net expenses(e)	1.68%		1.66%		1.63%	1.72% (f)	1.63%
Net investment income (loss)(e)	(1.61)%		(1.59)%		(0.79)%	3.21%	3.61%

Supplemental Data:
Net assets, end of period (000’s)	$95		$139		$232	$195	$204
Portfolio turnover rate(g)	—		—		—	—	—

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)
The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	The ratio does not include a reduction of expenses for fees paid indirectly. The net expense ratio to average net assets less the fees paid indirectly was 1.63% for year ended December 31, 2007.
(g)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

156 :: ProFund VP Short NASDAQ-100 :: Financial Statements

Investment Objective:   The ProFund VP Short NASDAQ-100 seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the NASDAQ-100 Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2010

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(12)%
Swap Agreements	(88)%

Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The ProFund VP Short NASDAQ-100 primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

NASDAQ-100 Index - Composition
% of Index

Technology	47%
Communications	24%
Consumer Non-Cyclical	17%
Consumer Cyclical	8%
Industrial	3%
Energy	1%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements (100.9%)

	Principal
	Amount	Value

Bank of America, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $5,231,000 (Collateralized by $4,986,800 U.S. Treasury Notes, 3.63%, 8/15/19, market value $5,335,875)	$5,231,000	$5,231,000
Deutsche Bank, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $5,231,000 (Collateralized by $5,347,000 Federal National Mortgage Association, 0.28%‡, 1/24/11, market value $5,338,626)	5,231,000	5,231,000
HSBC, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $5,231,000 (Collateralized by $5,307,000 of various U.S. Treasury Securities, 1.00%–1.88%, 11/18/11–6/15/12, market value $5,337,375)	5,231,000	5,231,000
UBS, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $5,231,000 (Collateralized by $4,852,000 Federal National Mortgage Association, 5.25%, 8/1/12, market value $5,337,200)	5,231,000	5,231,000
UMB, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $5,230,000 (Collateralized by $5,308,200 of various U.S. Treasury Notes, 0.88%–2.38%, 8/31/10–12/31/10, market value $5,334,900)	5,230,000	5,230,000

TOTAL REPURCHASE AGREEMENTS
(Cost $26,154,000)		26,154,000

TOTAL INVESTMENT SECURITIES
(Cost $26,154,000)—100.9%		26,154,000)
Net other assets (liabilities)—(0.9)%		(225,617)

NET ASSETS—100.0%		$25,928,383

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of June 30, 2010, the aggregate amount held in a segregated account was $4,084,000.

‡	Represents the effective yield or interest rate in effect at June 30, 2010.

Futures Contracts Sold

		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini NASDAQ-100 Futures Contract expiring 9/20/10 (Underlying notional amount at value $2,987,640)	86	$247,917

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$(10,834,799)	$153,842
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	(12,092,471)	173,196

		$327,038

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Short NASDAQ-100 :: 157

Statement of Assets and Liabilities (unaudited) :: June 30, 2010

Assets:
Total Investment Securities, at cost	$26,154,000

Repurchase agreements, at value	26,154,000

Total Investment Securities, at value	26,154,000
Cash	4,519
Segregated cash balances with brokers for futures contracts	298,850
Unrealized gain on swap agreements	327,038
Receivable for capital shares issued	189,774
Variation margin on futures contracts	44,290
Prepaid expenses	164

Total Assets	27,018,635

Liabilities:
Payable for capital shares redeemed	1,055,392
Advisory fees payable	8,074
Management services fees payable	1,076
Administration fees payable	541
Administrative services fees payable	5,697
Distribution fees payable	4,994
Trustee fees payable	1
Transfer agency fees payable	1,677
Fund accounting fees payable	1,174
Compliance services fees payable	76
Other accrued expenses	11,550

Total Liabilities	1,090,252

Net Assets	$25,928,383

Net Assets consist of:
Capital	$77,199,444
Accumulated net investment income (loss)	(113,716)
Accumulated net realized gains (losses) on investments	(51,732,300)
Net unrealized appreciation (depreciation) on investments	574,955

Net Assets	$25,928,383

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,095,203

Net Asset Value (offering and redemption price per share)	$12.38

Statement of Operations (unaudited) :: For the six months ended June 30, 2010

Investment Income:
Interest	$5,843

Expenses:
Advisory fees	53,375
Management services fees	7,117
Administration fees	2,954
Transfer agency fees	4,385
Administrative services fees	22,000
Distribution fees	17,792
Custody fees	3,205
Fund accounting fees	5,890
Trustee fees	83
Compliance services fees	66
Other fees	11,317

Total Gross Expenses before reductions	128,184
Less Expenses reduced by the Advisor	(8,625)

Total Net Expenses	119,559

Net Investment Income (Loss)	(113,716)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on futures contracts	107,095
Net realized gains (losses) on swap agreements	387,123
Change in net unrealized appreciation/depreciation on investments	537,686

Net Realized and Unrealized Gains (Losses) on Investments	1,031,904

Change in Net Assets Resulting from Operations	$918,188

See accompanying notes to the financial statements.

158 :: ProFund VP Short NASDAQ-100 :: Financial Statements

Statements of Changes in Net Assets

	For the
	six months ended	For the
	June 30, 2010	year ended
	(unaudited)	December 31, 2009

From Investment Activities:
Operations:
Net investment income (loss)	$(113,716)	$(313,540)
Net realized gains (losses) on investments	494,218	(11,761,028)
Change in net unrealized appreciation/depreciation on investments	537,686	676,698

Change in net assets resulting from operations	918,188	(11,397,870)

Distributions to Shareholders From:
Net investment income	—	(112,025)

Change in net assets resulting from distributions	—	(112,025)

Capital Transactions:
Proceeds from shares issued	93,505,489	193,613,680
Dividends reinvested	—	112,025
Value of shares redeemed	(80,529,200)	(186,478,577)

Change in net assets resulting from capital transactions	12,976,289	7,247,128

Change in net assets	13,894,477	(4,262,767)
Net Assets:
Beginning of period	12,033,906	16,296,673

End of period	$25,928,383	$12,033,906

Accumulated net investment income (loss)	$(113,716)	$—

Share Transactions:
Issued	7,999,412	12,123,504
Reinvested	—	8,539
Redeemed	(6,907,836)	(11,931,837)

Change in shares	1,091,576	200,206

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Short NASDAQ-100 :: 159

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the
	six months ended		For the	For the	For the	For the	For the
	June 30, 2010		year ended	year ended	year ended	year ended	year ended
	(unaudited)		Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$11.99		$20.28	$14.18	$18.18	$18.56	$18.41

Investment Activities:
Net investment income (loss)(a)	(0.09)		(0.24)	0.07	0.59	0.64	0.23
Net realized and unrealized gains (losses) on investments	0.48		(8.00)	6.59	(2.63)	(0.88)	(0.08)

Total income (loss) from investment activities	0.39		(8.24)	6.66	(2.04)	(0.24)	0.15

Distributions to Shareholders From:
Net investment income	—		(0.05)	(0.56)	(1.96)	(0.14)	—

Net Asset Value, End of Period	$12.38		$11.99	$20.28	$14.18	$18.18	$18.56

Total Return	3.17%	(b)	(40.66)%	48.16%	(11.60)%	(1.31)%	0.81%

Ratios to Average Net Assets:
Gross expenses(c)	1.80%		1.81%	1.76%	1.71%	1.70%	1.85%
Net expenses(c)	1.68%		1.67%	1.63%	1.63%	1.66%	1.85%
Net investment income (loss)(c)	(1.60)%		(1.57)%	0.41%	3.50%	3.34%	1.21%

Supplemental Data:
Net Assets, end of period (000’s)	$25,928		$12,034	$16,297	11,845	$23,898	$31,588
Portfolio turnover rate(d)	—		—	—	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

160 :: ProFund VP Short International :: Financial Statements

Investment Objective:   The ProFund VP Short International seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East (“MSCI EAFE”) Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2010

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(34)%
Swap Agreements	(66)%

Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The ProFund VP Short International primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index - Composition
Industry Breakdown	% of Index

Financial	24%
Industrial	12%
Consumer Non-Cyclical	11%
Consumer Cyclical	10%
Basic Materials	10%
Health Care	9%
Energy	7%
Telecommunication Services	6%
Utilities	6%
Information Technology	5%

Country Breakdown

Japan	24%
United Kingdom	21%
France	10%
Germany	8%
Australia	8%
Switzerland	8%
Spain	4%
Italy	3%
Netherlands	3%
Other	11%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements (93.4%)
	Principal
	Amount	Value

Bank of America, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $583,000 (Collateralized by $555,900 U.S. Treasury Notes, 3.63%, 8/15/19, market value $594,813)	$583,000	$583,000
Deutsche Bank, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $583,000 (Collateralized by $596,000 Federal National Mortgage Association, 0.28%‡, 1/24/11, market value $595,067)	583,000	583,000
HSBC, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $583,000 (Collateralized by $595,000 Federal Home Loan Mortgage Corp., 1.00%, 11/18/11, market value $595,904)	583,000	583,000
UBS, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $583,000 (Collateralized by $542,000 Federal National Mortgage Association, 5.25%, 8/1/12, market value $596,200)	583,000	583,000
UMB, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $579,000 (Collateralized by $585,200 U.S. Treasury Notes, 2.00%, 9/30/10, market value $590,751)	579,000	579,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,911,000)		2,911,000

TOTAL INVESTMENT SECURITIES
(Cost $2,911,000)—93.4%		2,911,000
Net other assets (liabilities)—6.6%		205,404

NET ASSETS—100.0%		$3,116,404

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of June 30, 2010, the aggregate amount held in a segregated account was $610,000.

‡	Represents the effective yield or interest rate in effect at June 30, 2010.

Futures Contracts Sold
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini MSCI EAFE Futures Contract expiring 9/20/10 (Underlying notional amount at value $1,053,120)	16	$79,384

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Short International :: 161

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index	$(1,431,761)	$60,573
Equity Index Swap Agreement with UBS AG, based on the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index	(609,677)	17,423

		$77,996

See accompanying notes to the financial statements.

162 :: ProFund VP Short International :: Financial Statements

Statement of Assets and Liabilities (unaudited) :: June 30, 2010

Assets:
Total Investment Securities, at cost	$2,911,000

Repurchase agreements, at value	2,911,000

Total Investment Securities, at value	2,911,000
Segregated cash balances with brokers for futures contracts	163,920
Unrealized gain on swap agreements	77,996
Variation margin on futures contracts	4,480
Prepaid expenses	27

Total Assets	3,157,423

Liabilities:
Cash overdraft	1,668
Payable for capital shares redeemed	30,708
Advisory fees payable	2,091
Management services fees payable	279
Administration fees payable	125
Administrative services fees payable	1,633
Distribution fees payable	1,723
Transfer agency fees payable	375
Fund accounting fees payable	270
Compliance services fees payable	13
Other accrued expenses	2,134

Total Liabilities	41,019

Net Assets	$3,116,404

Net Assets consist of:
Capital	$4,797,598
Accumulated net investment income (loss)	(18,795)
Accumulated net realized gains (losses) on investments	(1,819,779)
Net unrealized appreciation (depreciation) on investments	157,380

Net Assets	$3,116,404

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	115,591

Net Asset Value (offering and redemption price per share)	$26.96

Statement of Operations (unaudited) :: For the six months ended June 30, 2010

Investment Income:
Interest	$1,052

Expenses:
Advisory fees	8,860
Management services fees	1,181
Administration fees	595
Transfer agency fees	897
Administrative services fees	2,742
Distribution fees	2,953
Custody fees	1,448
Fund accounting fees	1,212
Trustee fees	16
Compliance services fees	16
Other fees	1,574

Total Gross Expenses before reductions	21,494
Less Expenses reduced by the Advisor	(1,647)

Total Net Expenses	19,847

Net Investment Income (Loss)	(18,795)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on futures contracts	100,876
Net realized gains (losses) on swap agreements	(77,588)
Change in net unrealized appreciation/depreciation on investments	150,789

Net Realized and Unrealized Gains (Losses) on Investments	174,077

Change in Net Assets Resulting from Operations	$155,282

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Short International :: 163

Statements of Changes in Net Assets

	For the
	six months ended	For the
	June 30, 2010	year ended
	(unaudited)	December 31, 2009

From Investment Activities:
Operations:
Net investment income (loss)	$(18,795)	$(65,038)
Net realized gains (losses) on investments	23,288	(1,885,591)
Change in net unrealized appreciation/depreciation on investments	150,789	247,219

Change in net assets resulting from operations	155,282	(1,703,410)

Distributions to Shareholders From:
Net realized gains on investments	—	(368,411)

Change in net assets resulting from distributions	—	(368,411)

Capital Transactions:
Proceeds from shares issued	10,128,687	7,502,569
Dividends reinvested	—	368,411
Value of shares redeemed	(9,437,294)	(8,472,068)

Change in net assets resulting from capital transactions	691,393	(601,088)

Change in net assets	846,675	(2,672,909)
Net Assets:
Beginning of period	2,269,729	4,942,638

End of period	$3,116,404	$2,269,729

Accumulated net investment income (loss)	$(18,795)	$—

Share Transactions:
Issued	391,012	186,653
Reinvested	—	14,993
Redeemed	(369,622)	(229,189)

Change in shares	21,390	(27,543)

See accompanying notes to the financial statements.

164 :: ProFund VP Short International :: Financial Highlights

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the				For the period
	six months ended		For the	For the	Aug. 31, 2007
	June 30, 2010		year ended	year ended	through
	(unaudited)		Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007(a)

Net Asset Value, Beginning of Period	$24.09		$40.60	$29.39	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.20)		(0.56)	(0.25)	0.28
Net realized and unrealized gains (losses) on investments	3.07		(11.65)	11.48	(0.89)

Total income (loss) from investment activities	2.87		(12.21)	11.23	(0.61)

Distributions to Shareholders From:
Net investment income	—		—	(0.02)	—
Net realized gains on investments	—		(4.30)	—	—

Total distributions	—		(4.30)	(0.02)	—

Net Asset Value, End of Period	$26.96		$24.09	$40.60	$29.39

Total Return	11.91%	(c)	(30.28)%	38.23%	(2.03)%	(c)

Ratios to Average Net Assets:
Gross expenses(d)	1.82%		1.75%	1.77%	3.42%
Net expenses(d)	1.68%		1.66%	1.63%	1.64%	(e)
Net investment income (loss)(d)	(1.59)%		(1.55)%	(0.62)%	2.93%

Supplemental Data:
Net assets, end of period (000’s)	$3,116		$2,270	$4,943	$192
Portfolio turnover rate(f)	—		—	—	—

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)
The ratio does not include a reduction of expenses for fees paid indirectly. The net expense ratio to average net assets less the fees paid indirectly was 1.63% for the period August 31, 2007 through December 31, 2007.

(f)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Short Emerging Markets :: 165

Investment Objective:   The ProFund VP Short Emerging Markets seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Bank of New York Mellon Emerging Markets 50 ADR Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2010

Market Exposure
Investment Type	% of Net Assets

Swap Agreements	(100)%

Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Company

The ProFund VP Short Emerging Markets primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Bank of New York Mellon Emerging
Markets 50 ADR Index - Composition

Industry Breakdown	% of Index

Communications	21%
Energy	20%
Basic Materials	19%
Financial	19%
Technology	11%
Consumer Non-Cyclical	4%
Industrial	3%
Utilities	3%

Country Breakdown

Brazil	34%
China	12%
Mexixo	10%
South Korea	9%
India	9%
Hong Kong	8%
Taiwan	8%
South Africa	5%
Chile	1%
Other	4%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements (96.2%)

	Principal
	Amount	Value

Bank of America, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $501,000 (Collateralized by $477,700 U.S. Treasury Notes, 3.63%, 8/15/19, market value $511,139)	$501,000	$501,000
Deutsche Bank, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $501,000 (Collateralized by $513,000 Federal National Mortgage Association, 0.28%‡, 1/24/11, market value $512,197)	501,000	501,000
HSBC, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $501,000 (Collateralized by $511,000 Federal Home Loan Mortgage Corp., 1.00%, 11/18/11, market value $511,777)	501,000	501,000
UBS, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $501,000 (Collateralized by $466,000 Federal National Mortgage Association, 5.25%, 8/1/12, market value $512,600)	501,000	501,000
UMB, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $500,000 (Collateralized by $505,300 U.S. Treasury Notes, 2.00%, 9/30/10, market value $510,093)	500,000	500,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,504,000)		2,504,000

TOTAL INVESTMENT SECURITIES
(Cost $2,504,000)—96.2%		2,504,000
Net other assets (liabilities)—3.8%		98,635

NET ASSETS—100.0%		$2,602,635

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of June 30, 2010, the aggregate amount held in a segregated account was $180,000.

‡	Represents the effective yield or interest rate in effect at June 30, 2010.

Swap Agreements

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	$(1,152,802)	$58,537
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	(1,444,206)	61,889

		$120,426

See accompanying notes to the financial statements.

166 :: ProFund VP Short Emerging Markets :: Financial Statements

Statement of Assets and Liabilities (unaudited) :: June 30, 2010

Assets:
Total Investment Securities, at cost	$2,504,000

Repurchase agreements, at value	2,504,000

Total Investment Securities, at value	2,504,000
Cash	450
Unrealized gain on swap agreements	120,426
Prepaid expenses	23

Total Assets	2,624,899

Liabilities:
Payable for capital shares redeemed	14,552
Advisory fees payable	1,585
Management services fees payable	211
Administration fees payable	98
Administrative services fees payable	1,569
Distribution fees payable	1,576
Transfer agency fees payable	326
Fund accounting fees payable	212
Compliance services fees payable	12
Other accrued expenses	2,123

Total Liabilities	22,264

Net Assets	$2,602,635

Net Assets consist of:
Capital	$4,480,947
Accumulated net investment income (loss)	(17,357)
Accumulated net realized gains (losses) on investments	(1,981,381)
Net unrealized appreciation (depreciation) on investments	120,426

Net Assets	$2,602,635

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	148,763

Net Asset Value (offering and redemption price per share)	$17.50

Statement of Operations (unaudited) :: For the six months ended June 30, 2010

Investment Income:
Interest	$1,074

Expenses:
Advisory fees	8,228
Management services fees	1,097
Administration fees	526
Transfer agency fees	786
Administrative services fees	2,593
Distribution fees	2,743
Custody fees	1,525
Fund accounting fees	1,065
Trustee fees	13
Compliance services fees	14
Other fees	1,644

Total Gross Expenses before reductions	20,234
Less Expenses reduced by the Advisor	(1,803)

Total Net Expenses	18,431

Net Investment Income (Loss)	(17,357)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on swap agreements	44,643
Change in net unrealized appreciation/depreciation on investments	124,239

Net Realized and Unrealized Gains (Losses) on Investments	168,882

Change in Net Assets Resulting from Operations	$151,525

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Short Emerging Markets :: 167

Statements of Changes in Net Assets

	For the
	six months ended	For the
	June 30, 2010	year ended
	(unaudited)	December 31, 2009

From Investment Activities:
Operations:
Net investment income (loss)	$(17,357)	$(35,976)
Net realized gains (losses) on investments	44,643	(1,913,442)
Change in net unrealized appreciation/depreciation on investments	124,239	151,797

Change in net assets resulting from operations	151,525	(1,797,621)

Capital Transactions:
Proceeds from shares issued	16,428,734	10,009,578
Value of shares redeemed	(15,049,105)	(11,080,582)

Change in net assets resulting from capital transactions	1,379,629	(1,071,004)

Change in net assets	1,531,154	(2,868,625)
Net Assets:
Beginning of period	1,071,481	3,940,106

End of period	$2,602,635	$1,071,481

Accumulated net investment income (loss)	$(17,357)	$—

Share Transactions:
Issued	968,615	382,509
Redeemed	(884,539)	(439,847)

Change in shares	84,076	(57,338)

See accompanying notes to the financial statements.

168 :: ProFund VP Short Emerging Markets :: Financial Highlights

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the				For the period
	six months ended		For the	For the	Aug. 31, 2007
	June 30, 2010		year ended	year ended	through
	(unaudited)		Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007(a)

Net Asset Value, Beginning of Period	$16.56		$32.29	$24.44	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.13)		(0.38)	(0.11)	0.26
Net realized and unrealized gains (losses) on investments	1.07		(15.35)	7.99	(5.82)

Total income (loss) from investment activities	0.94		(15.73)	7.88	(5.56)

Distributions to Shareholders From:
Net investment income	—		—	(0.03)	—

Net Asset Value, End of Period	$17.50		$16.56	$32.29	$24.44

Total Return	5.68%	(c)	(48.71)%	32.23%	(18.53)%	(c)

Ratios to Average Net Assets:
Gross expenses(d)	1.84%		1.86%	1.81%	3.60%
Net expenses(d)	1.68%		1.66%	1.63%	1.64%	(e)
Net investment income (loss)(d)	(1.58)%		(1.54)%	(0.36)%	3.15%

Supplemental Data:
Net assets, end of period (000’s)	$2,603		$1,071	$3,940	$181
Portfolio turnover rate(f)	—		—	—	—

(a)	Commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)
The ratio does not include a reduction of expenses for fees paid indirectly. The net expense ratio to average net assets less the fees paid indirectly was 1.63% for the period August 31, 2007 through December 31, 2007.

(f)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraShort Dow 30 :: 169

Investment Objective:   The ProFund VP UltraShort Dow 30 seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones Industrial Average (“DJIA”).

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2010

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(8)%
Swap Agreements	(192)%

Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The ProFund VP UltraShort Dow 30 ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones Industrial Average - Composition

% of Index

Industrial	22%
Consumer Non-Cyclical	19%
Technology	16%
Financial	11%
Consumer Cyclical	11%
Energy	10%
Communications	8%
Basic Materials	3%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements (92.9%)

	Principal
	Amount	Value

Bank of America, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $116,000 (Collateralized by $110,700 U.S. Treasury Notes, 3.63%, 8/15/19, market value $118,449)	$116,000	$116,000
Deutsche Bank, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $116,000 (Collateralized by $120,000 Federal National Mortgage Association, 0.28%‡, 1/24/11, market value $119,812)	116,000	116,000
HSBC, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $116,000 (Collateralized by $119,000 Federal Home Loan Mortgage Corp., 1.00%, 11/18/11, market value $119,181)	116,000	116,000
UBS, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $116,000 (Collateralized by $108,000 Federal National Mortgage Association, 5.25%, 8/1/12, market value $118,800)	116,000	116,000
UMB, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $113,000 (Collateralized by $114,200 U.S. Treasury Notes, 2.00%, 9/30/10, market value $115,283)	113,000	113,000

TOTAL REPURCHASE AGREEMENTS
(Cost $577,000)		577,000

TOTAL INVESTMENT SECURITIES
(Cost $577,000)—92.9%		577,000
Net other assets (liabilities)—7.1%		44,323

NET ASSETS—100.0%		$621,323

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of June 30, 2010, the aggregate amount held in a segregated account was $90,000.

‡	Represents the effective yield or interest rate in effect at June 30, 2010.

Futures Contracts Sold

		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini Dow Jones Futures Contract expiring 9/20/10 (Underlying notional amount at value $48,550)	1	$3,047

Swap Agreements

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial Average	$(578,768)	$20,013
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial Average	(617,991)	22,020

		$42,033

See accompanying notes to the financial statements.

170 :: ProFund VP UltraShort Dow 30 :: Financial Statements

Statement of Assets and Liabilities (unaudited) :: June 30, 2010

Assets:
Total Investment Securities, at cost	$577,000

Repurchase agreements, at value	577,000

Total Investment Securities, at value	577,000
Cash	82
Segregated cash balances with brokers for futures contracts	11,344
Unrealized gain on swap agreements	42,033
Prepaid expenses	37

Total Assets	630,496

Liabilities:
Payable for capital shares redeemed	47
Variation margin on futures contracts	4,470
Advisory fees payable	1,008
Management services fees payable	134
Administration fees payable	55
Administrative services fees payable	924
Distribution fees payable	1,047
Transfer agency fees payable	164
Fund accounting fees payable	119
Compliance services fees payable	13
Other accrued expenses	1,192

Total Liabilities	9,173

Net Assets	$621,323

Net Assets consist of:
Capital	$2,346,787
Accumulated net investment income (loss)	(20,515)
Accumulated net realized gains (losses) on investments	(1,750,028)
Net unrealized appreciation (depreciation) on investments	45,079

Net Assets	$621,323

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	66,025

Net Asset Value (offering and redemption price per share)	$9.41

Statement of Operations (unaudited) :: For the six months ended June 30, 2010

Investment Income:
Interest	$1,077

Expenses:
Advisory fees	9,562
Management services fees	1,275
Administration fees	497
Transfer agency fees	699
Administrative services fees	1,991
Distribution fees	3,187
Custody fees	2,065
Fund accounting fees	939
Trustee fees	18
Compliance services fees	12
Other fees	1,347

Total Expenses	21,592

Net Investment Income (Loss)	(20,515)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on futures contracts	675
Net realized gains (losses) on swap agreements	(226,359)
Change in net unrealized appreciation/depreciation on investments	16,709

Net Realized and Unrealized Gains (Losses) on Investments	(208,975)

Change in Net Assets Resulting from Operations	$(229,490)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraShort Dow 30 :: 171

Statements of Changes in Net Assets

	For the
	six months ended	For the
	June 30, 2010	year ended
	(unaudited)	December 31, 2009

From Investment Activities:
Operations:
Net investment income (loss)	$(20,515)	$(24,220)
Net realized gains (losses) on investments	(225,684)	(2,172,887)
Change in net unrealized appreciation/depreciation on investments	16,709	46,834

Change in net assets resulting from operations	(229,490)	(2,150,273)

Distributions to Shareholders From:
Net investment income	—	(4,118)
Net realized gains on investments	—	(1,016,509)

Change in net assets resulting from distributions	—	(1,020,627)

Capital Transactions:
Proceeds from shares issued	116,776,383	127,968,624
Dividends reinvested	—	1,020,627
Value of shares redeemed	(116,389,082)	(125,619,267)

Change in net assets resulting from capital transactions	387,301	3,369,984

Change in net assets	157,811	199,084
Net Assets:
Beginning of period	463,512	264,428

End of period	$621,323	$463,512

Accumulated net investment income (loss)	$(20,515)	$—

Share Transactions:
Issued	13,730,111	9,944,110
Reinvested	—	94,067
Redeemed	(13,714,649)	(10,000,391)

Change in shares	15,462	37,786

See accompanying notes to the financial statements.

172 :: ProFund VP UltraShort Dow 30 :: Financial Highlights

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the					For the period
	six months ended		For the	For the	For the	Sep. 14, 2006
	June 30, 2010		year ended	year ended	year ended	through
	(unaudited)		Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006(a)

Net Asset Value, Beginning of Period	$9.17		$20.70	$23.18	$26.22	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.07)		(0.21)	0.11	0.68	0.30
Net realized and unrealized gains (losses) on investments	0.31	(c)	(8.95)	10.79	(3.35)	(4.08)

Total income (loss) from investment activities	0.24		(9.16)	10.90	(2.67)	(3.78)

Distributions to Shareholders From:
Net investment income	—		(0.01)	(0.46)	(0.37)	—
Net realized gains on investments	—		(2.36)	(12.92)	—	—

Total distributions	—		(2.37)	(13.38)	(0.37)	—

Net Asset Value, End of Period	$9.41		$9.17	$20.70	$23.18	$26.22

Total Return	2.73%	(d)	(46.08)%	39.37%	(10.16)%	(12.60)%	(d)

Ratios to Average Net Assets:
Gross expenses(e)	1.69%		1.89%	1.85%	2.30%	5.58%
Net expenses(e)	1.69%	(f)	1.66%	1.63%	1.91% (g)	1.65%	(g)
Net investment income (loss)(e)	(1.61)%		(1.59)%	0.40%	2.90%	3.68%

Supplemental Data:
Net assets, end of period (000’s)	$621		$464	$264	$157	$175
Portfolio turnover rate(h)	—		—	—	—	—

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)
The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)
The expense ratio does not correlate to the applicable expense limits in place during the period due to the timing of the net expense accrual relative to sales and purchases of fund shares during the period.

(g)
The ratio does not include a reduction of expenses for fees paid indirectly. The net expense ratio to average net assets less the fees paid indirectly was 1.63% for the year ended December 31, 2007 and 1.63% for the period September 14, 2006 through December 31, 2006.

(h)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraShort NASDAQ-100 :: 173

Investment Objective:   The ProFund VP UltraShort NASDAQ-100 seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the NASDAQ-100 Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2010

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(18)%
Swap Agreements	(171)%

Total Exposure	(189)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The ProFund VP UltraShort NASDAQ-100 primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

NASDAQ-100 Index - Composition

% of Index

Technology	47%
Communications	24%
Consumer Non-Cyclical	17%
Consumer Cyclical	8%
Industrial	3%
Energy	1%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements (93.6%)

	Principal
	Amount	Value

Bank of America, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $496,000 (Collateralized by $472,900 U.S. Treasury Notes, 3.63%, 8/15/19, market value $506,003)	$496,000	$496,000
Deutsche Bank, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $496,000 (Collateralized by $508,000 Federal National Mortgage Association, 0.28%‡, 1/24/11, market value $507,204)	496,000	496,000
HSBC, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $496,000 (Collateralized by $506,000 Federal Home Loan Mortgage Corp., 1.00%, 11/18/11, market value $506,769)	496,000	496,000
UBS, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $496,000 (Collateralized by $461,000 Federal National Mortgage Association, 5.25%, 8/1/12, market value $507,100)	496,000	496,000
UMB, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $494,000 (Collateralized by $499,300 U.S. Treasury Notes, 2.00%, 9/30/10, market value $504,036)	494,000	494,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,478,000)		2,478,000

TOTAL INVESTMENT SECURITIES
(Cost $2,478,000)—93.6%		2,478,000
Net other assets (liabilities)—6.4%		169,450

NET ASSETS—100.0%		$2,647,450

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of June 30, 2010, the aggregate amount held in a segregated account was $860,000.
‡	Represents the effective yield or interest rate in effect at June 30, 2010.

Futures Contracts Sold

		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini NASDAQ-100 Futures Contract expiring 9/20/10 (Underlying notional amount at value $486,360)	14	$12,187

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$(952,170)	$26,526
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	(3,570,499)	51,139

		$77,665

See accompanying notes to the financial statements.

174 :: ProFund VP UltraShort NASDAQ-100 :: Financial Statements

Statement of Assets and Liabilities (unaudited) :: June 30, 2010

Assets:
Total Investment Securities, at cost	$2,478,000

Repurchase agreements, at value	2,478,000

Total Investment Securities, at value	2,478,000
Cash	937
Segregated cash balances with brokers for futures contracts	48,650
Unrealized gain on swap agreements	77,665
Receivable for capital shares issued	37,456
Variation margin on futures contracts	7,210
Prepaid expenses and other expenses	945

Total Assets	2,650,863

Liabilities:
Payable for capital shares redeemed	57
Advisory fees payable	492
Management services fees payable	65
Administration fees payable	56
Administrative services fees payable	1,147
Distribution fees payable	1,237
Transfer agency fees payable	216
Fund accounting fees payable	121
Compliance services fees payable	22

Total Liabilities	3,413

Net Assets	$2,647,450

Net Assets consist of:
Capital	$4,475,634
Accumulated net investment income (loss)	(24,439)
Accumulated net realized gains (losses) on investments	(1,893,597)
Net unrealized appreciation (depreciation) on investments	89,852

Net Assets	$2,647,450

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	209,790

Net Asset Value (offering and redemption price per share)	$12.62

Statement of Operations (unaudited) :: For the six months ended June 30, 2010

Investment Income:
Interest	$1,470

Expenses:
Advisory fees	12,600
Management services fees	1,680
Administration fees	402
Transfer agency fees	556
Administrative services fees	1,502
Distribution fees	4,200
Custody fees	1,681
Fund accounting fees	742
Trustee fees	12
Compliance services fees	14
Other fees	1,328
Recoupment of prior expenses reduced by the Advisor	1,192

Total Expenses	25,909

Net Investment Income (Loss)	(24,439)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on futures contracts	75,652
Net realized gains (losses) on swap agreements	(1,211,878)
Change in net unrealized appreciation/depreciation on investments	64,400

Net Realized and Unrealized Gains (Losses) on Investments	(1,071,826)

Change in Net Assets Resulting from Operations	$(1,096,265)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraShort NASDAQ-100 :: :: 175

Statements of Changes in Net Assets

	For the
	six months ended	For the
	June 30, 2010	year ended
	(unaudited)	December 31, 2009

From Investment Activities:
Operations:
Net investment income (loss)	$(24,439)	$(38,108)
Net realized gains (losses) on investments	(1,136,226)	(4,306,999)
Change in net unrealized appreciation/depreciation on investments	64,400	31,503

Change in net assets resulting from operations	(1,096,265)	(4,313,604)

Distributions to Shareholders From:
Net investment income	—	(3,579)

Change in net assets resulting from distributions	—	(3,579)

Capital Transactions:
Proceeds from shares issued	117,866,331	221,041,301
Dividends reinvested	—	3,579
Value of shares redeemed	(114,507,127)	(216,989,724)

Change in net assets resulting from capital transactions	3,359,204	4,055,156

Change in net assets	2,262,939	(262,027)
Net Assets:
Beginning of period	384,511	646,538

End of period	$2,647,450	$384,511

Accumulated net investment income (loss)	$(24,439)	$—

Share Transactions:
Issued	10,444,585	12,148,470
Reinvested	—	243
Redeemed	(10,266,053)	(12,136,303)

Change in shares	178,532	12,410

See accompanying notes to the financial statements.

176 :: ProFund VP UltraShort NASDAQ-100 :: Financial Highlights

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the					For the period
	six months ended		For the	For the	For the	Sep. 14, 2006
	June 30, 2010		year ended	year ended	year ended	through
	(unaudited)		Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006(a)

Net Asset Value, Beginning of Period	$12.30		$34.30	$18.97	$26.39	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.08)		(0.29)	0.06	0.60	0.29
Net realized and unrealized gains (losses) on investments	0.40	(c)	(21.71)	15.43	(7.68)	(3.90)

Total income (loss) from investment activities	0.32		(22.00)	15.49	(7.08)	(3.61)

Distributions to Shareholders From:
Net investment income	—		— (d)	(0.16)	(0.34)	—

Net Asset Value, End of Period	$12.62		$12.30	$34.30	$18.97	$26.39

Total Return	2.52%	(e)	(64.10)%	82.06%	(26.92)%	(12.03)%	(e)

Ratios to Average Net Assets:
Gross expenses(f)	1.54%		1.82%	1.87%	2.48%	5.46%
Net expenses(f)	1.54%		1.68%	1.63%	1.92% (g)	1.66%	(g)
Net investment income (loss)(f)	(1.45)%		(1.59)%	0.24%	2.88%	3.71%

Supplemental Data:
Net assets, end of period (000’s)	$2,647		$385	$647	$137	$176
Portfolio turnover rate(h)	—		—	—	—	—

(a)	Commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)
The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)	Amount is less than $0.005.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)
The ratio does not include a reduction of expenses for fees paid indirectly. The net expense ratio to average net assets less the fees paid indirectly was 1.63% for the year ended December 31, 2007 and 1.63% for the period September 14, 2006 through December 31, 2006.

(h)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Banks :: 177

Investment Objective:   The ProFund VP Banks seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Banks Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2010

Market Exposure
Investment Type	% of Net Assets

Equity Securities	87%
Swap Agreements	14%

Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

J.P. Morgan Chase & Co.	19.7%
Bank of America Corp.	19.3%
Wells Fargo & Co.	10.8%
U.S. Bancorp	4.7%
Citigroup, Inc.	4.7%

Dow Jones U.S. Banks Index - Composition
The Dow Jones U.S. Banks Index is comprised of a single sector.

Schedule of Portfolio Investments (unaudited)

Common Stocks (87.3%)
	Shares	Value

Associated Banc-Corp (Banks)	1,652	$20,253
Astoria Financial Corp. (Savings & Loans)	826	11,366
BancorpSouth, Inc. (Banks)	826	14,769
Bank of America Corp. (Banks)	98,058	1,409,093
Bank of Hawaii Corp. (Banks)	472	22,821
BB&T Corp. (Banks)	6,844	180,066
BOK Financial Corp. (Banks)	236	11,203
CapitalSource, Inc. (Diversified Financial Services)	2,950	14,042
Capitol Federal Financial (Savings & Loans)	236	7,826
Cathay Bancorp, Inc. (Banks)	826	8,533
Citigroup, Inc.* (Diversified Financial Services)	90,270	339,415
City National Corp. (Banks)	472	24,181
Comerica, Inc. (Banks)	1,770	65,189
Commerce Bancshares, Inc. (Banks)	708	25,481
Cullen/Frost Bankers, Inc. (Banks)	590	30,326
East West Bancorp, Inc. (Banks)	1,416	21,594
F.N.B. Corp. (Banks)	1,180	9,475
Fifth Third Bancorp (Banks)	7,906	97,165
First Financial Bankshares, Inc. (Banks)	236	11,349
First Horizon National Corp.* (Banks)	2,242	25,673
First Midwest Bancorp, Inc. (Banks)	708	8,609
First Niagara Financial Group, Inc. (Savings & Loans)	2,006	25,135
FirstMerit Corp. (Banks)	1,062	18,192
Fulton Financial Corp. (Banks)	2,006	19,358
Glacier Bancorp, Inc. (Banks)	708	10,386
Hancock Holding Co. (Banks)	354	11,809
Hudson City Bancorp, Inc. (Savings & Loans)	4,838	59,217
Huntington Bancshares, Inc. (Banks)	7,080	39,223
IBERIABANK Corp. (Banks)	236	12,149
International Bancshares Corp. (Banks)	472	7,878
J.P. Morgan Chase & Co. (Diversified Financial Services)	39,176	1,434,233
KeyCorp (Banks)	8,732	67,149
M&T Bank Corp. (Banks)	826	70,169
Marshall & Ilsley Corp. (Banks)	5,192	37,279
MB Financial, Inc. (Banks)	472	8,680
National Penn Bancshares, Inc. (Banks)	1,298	7,801
New York Community Bancorp (Savings & Loans)	4,248	64,867
NewAlliance Bancshares, Inc. (Savings & Loans)	944	10,582
Northern Trust Corp. (Banks)	2,360	110,212
Old National Bancorp (Banks)	826	8,557
PacWest Bancorp (Banks)	354	6,482
Park National Corp. (Banks)	118	7,675
People’s United Financial, Inc. (Banks)	3,658	49,383
PNC Financial Services Group (Banks)	5,192	293,348
Popular, Inc.* (Banks)	6,372	17,077
PrivateBancorp, Inc. (Banks)	708	7,845
Prosperity Bancshares, Inc. (Banks)	472	16,402
Provident Financial Services, Inc. (Savings & Loans)	590	6,897
Regions Financial Corp. (Banks)	11,682	76,868
Sterling Bancshares, Inc. (Banks)	1,062	5,002
SunTrust Banks, Inc. (Banks)	4,956	115,475
Susquehanna Bancshares, Inc. (Banks)	1,298	10,812
SVB Financial Group* (Banks)	354	14,595
Synovus Financial Corp. (Banks)	4,248	10,790
TCF Financial Corp. (Banks)	1,298	21,560
TFS Financial Corp. (Savings & Loans)	944	11,715
TrustCo Bank Corp. NY (Banks)	708	3,965
Trustmark Corp. (Banks)	590	12,284
U.S. Bancorp (Banks)	15,340	342,849
UMB Financial Corp. (Banks)	354	12,588
Umpqua Holdings Corp. (Banks)	1,062	12,192
United Bankshares, Inc. (Banks)	472	11,300
Valley National Bancorp (Banks)	1,652	22,500
Washington Federal, Inc. (Savings & Loans)	1,062	17,183
Webster Financial Corp. (Banks)	708	12,702
Wells Fargo & Co. (Banks)	30,680	785,408
Westamerica Bancorp (Banks)	236	12,395
Whitney Holding Corp. (Banks)	944	8,732
Wilmington Trust Corp. (Banks)	944	10,469
Wintrust Financial Corp. (Banks)	354	11,802
Zions Bancorp (Banks)	1,534	33,088

TOTAL COMMON STOCKS
(Cost $4,227,257)		6,362,688

TOTAL INVESTMENT SECURITIES
(Cost $4,227,257)—87.3%		6,362,688
Net other assets (liabilities)—12.7%		927,919

NET ASSETS—100.0%		$7,290,607

*	Non-income producing security

See accompanying notes to the financial statements.

178 :: ProFund VP Banks :: Financial Statements

	Notional
	Amount	Unrealized
Swap Agreements	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Banks Index	$999,700	$(300)

ProFund VP Banks invested in the following industries as of June 30, 2010:

		% of
	Value	Net Assets

Banks	$4,360,210	59.8%
Diversified Financial Services	1,787,690	24.5%
Savings & Loans	214,788	3.0%
Other**	927,919	12.7%

Total	$7,290,607	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Banks :: 179

Statement of Assets and Liabilities (unaudited) :: June 30, 2010

Assets:
Total Investment Securities, at cost	$4,227,257

Securities, at value	6,362,688

Total Investment Securities, at value	6,362,688
Dividends receivable	3,099
Receivable for capital shares issued	10,664
Receivable for investments sold	974,510
Prepaid expenses	120

Total Assets	7,351,081

Liabilities:
Cash overdraft	43,910
Payable for capital shares redeemed	1
Unrealized loss on swap agreements	300
Advisory fees payable	3,415
Management services fees payable	455
Administration fees payable	263
Administrative services fees payable	2,585
Distribution fees payable	1,919
Transfer agency fees payable	987
Fund accounting fees payable	570
Compliance services fees payable	45
Other accrued expenses	6,024

Total Liabilities	60,474

Net Assets	$7,290,607

Net Assets consist of:
Capital	$24,098,494
Accumulated net investment income (loss)	(42,604)
Accumulated net realized gains (losses) on investments	(18,900,414)
Net unrealized appreciation (depreciation) on investments	2,135,131

Net Assets	$7,290,607

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	638,029

Net Asset Value (offering and redemption price per share)	$11.43

Statement of Operations (unaudited) :: For the six months ended June 30, 2010

Investment Income:
Dividends	$35,505
Interest	30

Total Investment Income	35,535

Expenses:
Advisory fees	34,883
Management services fees	4,651
Administration fees	1,901
Transfer agency fees	2,734
Administrative services fees	15,913
Distribution fees	11,628
Custody fees	5,096
Fund accounting fees	3,924
Trustee fees	60
Compliance services fees	41
Other fees	5,331

Total Gross Expenses before reductions	86,162

Less Expenses reduced by the Advisor	(8,023)
Total Net Expenses	78,139

Net Investment Income (Loss)	(42,604)

Realized and Unrealized Gains (Losses) on
Investments:
Net realized gains (losses) on investment securities	(57,013)
Net realized gains (losses) on swap agreements	48,041
Change in net unrealized appreciation/depreciation on investments	(512,557)

Net Realized and Unrealized Gains (Losses) on Investments	(521,529)

Change in Net Assets Resulting from Operations	$(564,133)

See accompanying notes to the financial statements.

180 :: ProFund VP Banks :: Financial Statements

Statements of Changes in Net Assets

	For the
	six months ended	For the
	June 30, 2010	year ended
	(unaudited)	December 31, 2009

From Investment Activities:
Operations:
Net investment income (loss)	$(42,604)	$6,965
Net realized gains (losses) on investments	(8,972)	(3,390,646)
Change in net unrealized appreciation/depreciation on investments	(512,557)	1,878,058

Change in net assets resulting from operations	(564,133)	(1,505,623)

Distributions to Shareholders From:
Net investment income	(6,965)	(462,090)
Net realized gains on investments	—	(10,822)

Change in net assets resulting from distributions	(6,965)	(472,912)

Capital Transactions:
Proceeds from shares issued	22,534,179	85,555,597
Dividends reinvested	6,965	472,912
Value of shares redeemed	(21,712,534)	(95,031,978)

Change in net assets resulting from capital transactions	828,610	(9,003,469)

Change in net assets	257,512	(10,982,004)
Net Assets:
Beginning of period	7,033,095	18,015,099

End of period	$7,290,607	$7,033,095

Accumulated net investment income (loss)	$(42,604)	$6,965

Share Transactions:
Issued	1,696,037	8,611,795
Reinvested	535	37,033
Redeemed	(1,657,590)	(9,461,367)

Change in shares	38,982	(812,539)

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Banks :: 181

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the
	six months ended	For the	For the	For the	For the	For the
	June 30, 2010	year ended	year ended	year ended	year ended	year ended
	(unaudited)	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$11.74	$12.76	$24.30	$34.74	$30.26	$36.81

Investment Activities:
Net investment income (loss)(a)	(0.06)	0.01	0.63	0.80	0.56	0.56
Net realized and unrealized gains (losses) on investments	(0.24)	(0.51)	(11.96)	(10.03)	4.09	(0.92)

Total income (loss) from investment activities	(0.30)	(0.50)	(11.33)	(9.23)	4.65	(0.36)

Distributions to Shareholders From:
Net investment income	(0.01)	(0.51)	(0.21)	(1.21)	(0.17)	(1.20)
Net realized gains on investments	—	(0.01)	—	—	—	(4.99)

Total distributions	(0.01)	(0.52)	(0.21)	(1.21)	(0.17)	(6.19)

Net Asset Value, End of Period	$11.43	$11.74	$12.76	$24.30	$34.74	$30.26

Total Return	(2.57)% (b)	(4.24)%	(46.91)%	(27.27)%	15.41%	(0.15)%

Ratios to Average Net Assets:
Gross expenses(c)	1.85%	1.88%	1.87%	1.91%	1.80%	2.03%
Net expenses(c)	1.68%	1.67%	1.63%	1.63%	1.69%	1.98%
Net investment income (loss)(c)	(0.92)%	0.06%	3.46%	2.50%	1.74%	1.67%

Supplemental Data:
Net assets, end of period (000’s)	$7,291	$7,033	$18,015	$9,877	$13,296	$11,872
Portfolio turnover rate(d)	287% (b)	913%	997%	683%	431%	883%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

182 :: ProFund VP Basic Materials :: Financial Statements

Investment Objective: The ProFund VP Basic Materials seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Basic Materials Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2010

Market Exposure
Investment Type	% of Net Assets

Equity Securities	101%

Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

E.I. du Pont de Nemours & Co.	9.0%
Newmont Mining Corp.	8.6%
The Dow Chemical Co.	7.9%
Freeport-McMoRan Copper & Gold, Inc.—Class B	7.4%
Praxair, Inc.	6.8%

Dow Jones U.S. Basic Materials Index – Composition
% of Index

Chemicals	53%
Industrial Metals	24%
Mining	20%
Forestry and Paper	3%

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.8%)
	Shares	Value

Air Products & Chemicals, Inc. (Chemicals)	19,720	$1,278,053
Airgas, Inc. (Chemicals)	6,960	432,912
AK Steel Holding Corp. (Iron/Steel)	10,730	127,902
Albemarle Corp. (Chemicals)	8,990	356,993
Alcoa, Inc. (Mining)	101,210	1,018,173
Allegheny Technologies, Inc. (Iron/Steel)	9,280	410,083
Alpha Natural Resources, Inc.* (Coal)	11,890	402,714
Arch Coal, Inc. (Coal)	16,240	321,714
Ashland, Inc. (Chemicals)	6,960	323,083
Avery Dennison Corp. (Household Products/Wares)	10,150	326,119
Cabot Corp. (Chemicals)	4,930	118,862
Calgon Carbon Corp.* (Environmental Control)	5,510	72,952
Carpenter Technology Corp. (Iron/Steel)	4,350	142,811
Celanese Corp. - Series A (Chemicals)	15,660	390,091
CF Industries Holdings, Inc. (Chemicals)	6,960	441,612
Cliffs Natural Resources, Inc. (Iron/Steel)	13,340	629,114
Coeur d’Alene Mines Corp.* (Mining)	8,700	137,286
Commercial Metals Co. (Metal Fabricate/Hardware)	11,020	145,684
Compass Minerals International, Inc. (Mining)	3,190	224,193
CONSOL Energy, Inc. (Coal)	22,330	753,861
Cytec Industries, Inc. (Chemicals)	4,930	197,151
Domtar Corp. (Forest Products & Paper)	4,060	199,549
E.I. du Pont de Nemours & Co. (Chemicals)	89,320	3,089,579
Eastman Chemical Co. (Chemicals)	6,670	355,911
Ecolab, Inc. (Chemicals)	23,200	1,041,912
FMC Corp. (Chemicals)	7,250	416,367
Freeport-McMoRan Copper & Gold, Inc.—Class B (Mining)	42,630	2,520,712
Fuller (H.B.) Co. (Chemicals)	4,930	93,621
Hecla Mining Co.* (Mining)	24,070	125,645
Huntsman Corp. (Chemicals)	19,140	165,944
International Flavors & Fragrances, Inc. (Chemicals)	7,830	332,149
International Paper Co. (Forest Products & Paper)	40,020	905,653
Intrepid Potash, Inc.* (Chemicals)	4,350	85,130
Kaiser Aluminum Corp. (Mining)	1,450	50,272
Lubrizol Corp. (Chemicals)	6,670	535,668
Massey Energy Co. (Coal)	10,150	277,603
Minerals Technologies, Inc. (Chemicals)	1,740	82,720
NewMarket Corp. (Chemicals)	1,160	101,291
Newmont Mining Corp. (Mining)	47,850	2,954,259
Nucor Corp. (Iron/Steel)	28,420	1,087,918
Olin Corp. (Chemicals)	6,960	125,906
OM Group, Inc.* (Chemicals)	3,190	76,113
Patriot Coal Corp.* (Coal)	7,540	88,595
Peabody Energy Corp. (Coal)	26,390	1,032,641
PPG Industries, Inc. (Chemicals)	16,530	998,577
Praxair, Inc. (Chemicals)	30,740	2,335,933
Reliance Steel & Aluminum Co. (Iron/Steel)	6,380	230,637
Rockwood Holdings, Inc.* (Chemicals)	4,930	111,862
Royal Gold, Inc. (Mining)	4,640	222,720
RPM, Inc. (Chemicals)	12,760	227,638
RTI International Metals, Inc.* (Mining)	2,900	69,919
Schulman (A.), Inc. (Chemicals)	3,190	60,482
Sensient Technologies Corp. (Chemicals)	4,930	127,835
Sigma-Aldrich Corp. (Chemicals)	10,440	520,225
Solutia, Inc.* (Chemicals)	12,180	159,558
Southern Copper Corp. (Mining)	21,170	561,852
Steel Dynamics, Inc. (Iron/Steel)	21,460	283,057
The Dow Chemical Co. (Chemicals)	113,390	2,689,611
The Mosaic Co. (Chemicals)	14,790	576,514
Titanium Metals Corp.* (Mining)	8,410	147,932
United States Steel Corp. (Iron/Steel)	14,210	547,795
USEC, Inc.* (Mining)	11,020	52,455
W.R. Grace & Co.* (Chemicals)	6,090	128,134
Walter Energy, Inc. (Holding Companies-Diversified)	5,220	317,637
Worthington Industries, Inc. (Metal Fabricate/Hardware)	6,380	82,047

TOTAL COMMON STOCKS
(Cost $20,913,577)		34,448,941

TOTAL INVESTMENT SECURITIES
(Cost $20,913,577)—100.8%		34,448,941
Net other assets (liabilities)—(0.8)%		(286,189)

NET ASSETS—100.0%		$34,162,752

*	Non-income producing security

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Basic Materials :: 183

ProFund VP Basic Materials invested in the following industries as of June 30, 2010:

		% of
	Value	Net Assets

Chemicals	$17,977,437	52.6%
Coal	2,877,128	8.4%
Environmental Control	72,952	0.2%
Forest Products & Paper	1,105,202	3.2%
Holding Companies-Diversified	317,637	0.9%
Household Products/Wares	326,119	1.0%
Iron/Steel	3,459,317	10.1%
Metal Fabricate/Hardware	227,731	0.7%
Mining	8,085,418	23.7%
Other**	(286,189)	(0.8)%

Total	$34,162,752	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

184 :: ProFund VP Basic Materials :: Financial Statements

Statement of Assets and Liabilities (unaudited) :: June 30, 2010

Assets:
Total Investment Securities, at cost	$20,913,577

Securities, at value	34,448,941

Total Investment Securities, at value	34,448,941
Dividends receivable	53,476
Receivable for capital shares issued	66,560
Prepaid expenses	691

Total Assets	34,569,668

Liabilities:
Cash overdraft	140,600
Payable for capital shares redeemed	169,096
Advisory fees payable	19,697
Management services fees payable	2,626
Administration fees payable	1,272
Administrative services fees payable	16,647
Distribution fees payable	14,293
Trustee fees payable	2
Transfer agency fees payable	4,726
Fund accounting fees payable	2,760
Compliance services fees payable	259
Other accrued expenses	34,938

Total Liabilities	406,916

Net Assets	$34,162,752

Net Assets consist of:
Capital	$53,677,230
Accumulated net investment income (loss)	(16,404)
Accumulated net realized gains (losses) on investments	(33,033,438)
Net unrealized appreciation (depreciation) on investments	13,535,364

Net Assets	$34,162,752

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	948,587

Net Asset Value (offering and redemption price per share)	36.01

Statement of Operations (unaudited) :: For the six months ended June 30, 2010

Investment Income:
Dividends	$466,239
Interest	37

Total Investment Income	466,276

Expenses:
Advisory fees	215,482
Management services fees	28,731
Administration fees	11,637
Transfer agency fees	16,655
Administrative services fees	92,937
Distribution fees	71,827
Custody fees	6,162
Fund accounting fees	22,565
Trustee fees	405
Compliance services fees	223
Other fees	38,225

Total Gross Expenses before reductions	504,849
Less Expenses reduced by the Advisor	(22,169)

Total Net Expenses	482,680

Net Investment Income (Loss)	(16,404)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	1,982,650
Change in net unrealized appreciation/depreciation on investments	(8,597,989)

Net Realized and Unrealized Gains (Losses) on Investments	(6,615,339)

Change in Net Assets Resulting from Operations	$(6,631,743)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Basic Materials :: 185

Statements of Changes in Net Assets

	For the
	six months ended	For the
	June 30, 2010	year ended
	(unaudited)	December 31, 2009

From Investment Activities:
Operations:
Net investment income (loss)	$(16,404)	$336,513
Net realized gains (losses) on investments	1,982,650	(10,255,210)
Change in net unrealized appreciation/depreciation on investments	(8,597,989)	26,443,960

Change in net assets resulting from operations	(6,631,743)	16,525,263

Distributions to Shareholders From:
Net investment income	(336,513)	(266,272)

Change in net assets resulting from distributions	(336,513)	(266,272)

Capital Transactions:
Proceeds from shares issued	35,244,387	123,202,726
Dividends reinvested	336,513	266,272
Value of shares redeemed	(66,556,071)	(92,257,936)

Change in net assets resulting from capital transactions	(30,975,171)	31,211,062

Change in net assets	(37,943,427)	47,470,053
Net Assets:
Beginning of period	72,106,179	24,636,126

End of period	$34,162,752	$72,106,179

Accumulated net investment income (loss)	$(16,404)	$336,513

Share Transactions:
Issued	837,583	3,746,237
Reinvested	7,999	7,018
Redeemed	(1,679,672)	(2,955,366)

Change in shares	(834,090)	797,889

See accompanying notes to the financial statements.

186 :: ProFund VP Basic Materials :: Financial Highlights

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the
	six months ended	For the	For the	For the	For the	For the
	June 30, 2010	year ended	year ended	year ended	year ended	year ended
	(unaudited)	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$40.45	$25.02	$51.69	$39.75	$34.55	$36.18

Investment Activities:
Net investment income (loss)(a)	(0.01)	0.26	0.14	0.15	0.39	0.13
Net realized and unrealized gains (losses) on investments	(4.20)	15.34	(26.65)	12.03	4.94	0.59

Total income (loss) from investment activities	(4.21)	15.60	(26.51)	12.18	5.33	0.72

Distributions to Shareholders From:
Net investment income	(0.23)	(0.17)	(0.16)	(0.24)	(0.13)	(0.03)
Net realized gains on investments	—	—	—	—	—	(2.32)

Total distributions	(0.23)	(0.17)	(0.16)	(0.24)	(0.13)	(2.35)

Net Asset Value, End of Period	$36.01	$40.45	$25.02	$51.69	$39.75	$34.55

Total Return	(10.48)% (b)	62.38%	(51.42)%	30.71%	15.48%	2.44%

Ratios to Average Net Assets:
Gross expenses(c)	1.76%	1.82%	1.73%	1.71%	1.79%	1.91%
Net expenses(c)	1.68%	1.67%	1.63%	1.63%	1.74%	1.91%
Net investment income (loss)(c)	(0.06)%	0.78%	0.28%	0.33%	1.05%	0.36%

Supplemental Data:
Net assets, end of period (000’s)	$34,163	$72,106	$24,636	$120,031	$30,632	$34,750
Portfolio turnover rate(d)	48% (b)	180%	191%	280%	378%	650%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Biotechnology :: 187

Investment Objective:   The ProFund VP Biotechnology seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Biotechnology Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2010

Market Exposure
Investment Type	% of Net Assets

Equity Securities	90%
Swap Agreements	10%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets

Amgen, Inc.	20.7%
Gilead Sciences, Inc.	16.1%
Celgene Corp.	12.4%
Biogen Idec, Inc.	4.7%
Genzyme Corp.	4.6%

Dow Jones U.S. Biotechnology Index - Composition

The Dow Jones U.S. Biotechnology Index is comprised of a single sector.

Schedule of Portfolio Investments (unaudited)

Common Stocks (89.8%)
	Shares	Value

Acorda Therapeutics, Inc.* (Biotechnology)	1,540	$47,909
Alexion Pharmaceuticals, Inc.* (Biotechnology)	3,630	185,820
Amgen, Inc.* (Biotechnology)	30,360	1,596,936
Amylin Pharmaceuticals, Inc.* (Pharmaceuticals)	5,280	99,264
Biogen Idec, Inc.* (Biotechnology)	7,590	360,145
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	4,180	79,253
Celera Corp.* (Biotechnology)	3,300	21,615
Celgene Corp.* (Biotechnology)	18,810	955,924
Charles River Laboratories International, Inc.* (Biotechnology)	2,750	94,077
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	2,310	47,586
Dendreon Corp.* (Biotechnology)	5,500	177,815
Gen-Probe, Inc.* (Healthcare-Products)	1,980	89,932
Genzyme Corp.* (Biotechnology)	7,040	357,421
Gilead Sciences, Inc.* (Pharmaceuticals)	36,300	1,244,364
Human Genome Sciences, Inc.* (Biotechnology)	7,700	174,482
Illumina, Inc.* (Biotechnology)	4,950	215,473
Incyte, Corp.* (Biotechnology)	4,620	51,143
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	3,740	35,792
Life Technologies Corp.* (Biotechnology)	7,480	353,430
Myriad Genetics, Inc.* (Biotechnology)	3,960	59,202
Nektar Therapeutics* (Biotechnology)	3,740	45,254
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	2,530	54,623
PDL BioPharma, Inc. (Biotechnology)	4,840	27,201
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	2,640	58,925
Savient Pharmaceuticals, Inc.* (Biotechnology)	2,750	34,650
Techne Corp. (Healthcare-Products)	1,540	88,473
United Therapeutics Corp.* (Pharmaceuticals)	1,980	96,644
Vertex Pharmaceuticals, Inc.* (Biotechnology)	8,250	271,425

TOTAL COMMON STOCKS
(Cost $4,265,552)		6,924,778

TOTAL INVESTMENT SECURITIES
(Cost $4,265,552)—89.8%		6,924,778
Net other assets (liabilities)—10.2%		784,005

NET ASSETS—100.0%		$7,708,783

*	Non-income producing security

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Biotechnology Index	$799,760	$(240)

ProFund VP Biotechnology invested in the following industries as of June 30, 2010:

		% of
	Value	Net Assets

Biotechnology	$5,088,847	66.0%
Healthcare-Products	178,405	2.3%
Pharmaceuticals	1,657,526	21.5%
Other**	784,005	10.2%

Total	$7,708,783	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

188 :: ProFund VP Biotechnology :: Financial Statements

Statement of Assets and Liabilities (unaudited) :: June 30, 2010

Assets:
Total Investment Securities, at cost	$4,265,552

Securities, at value	6,924,778

Total Investment Securities, at value	6,924,778
Receivable for capital shares issued	232
Receivable for investments sold	929,035
Prepaid expenses	223

Total Assets	7,854,268

Liabilities:
Cash overdraft	30,626
Payable for capital shares redeemed	96,295
Unrealized loss on swap agreements	240
Advisory fees payable	4,099
Management services fees payable	546
Administration fees payable	273
Administrative services fees payable	2,565
Distribution fees payable	1,934
Transfer agency fees payable	955
Fund accounting fees payable	591
Compliance services fees payable	73
Other accrued expenses	7,288

Total Liabilities	145,485

Net Assets	$7,708,783

Net Assets consist of:
Capital	$23,099,926
Accumulated net investment income (loss)	(98,859)
Accumulated net realized gains (losses) on investments	(17,951,270)
Net unrealized appreciation (depreciation) on investments	2,658,986

Net Assets	$7,708,783

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)
387,942

Net Asset Value (offering and redemption price per share)	$19.87

Statement of Operations (unaudited) :: For the six months ended June 30, 2010

Investment Income:
Dividends	$5,873
Interest	39

Total Investment Income	5,912

Expenses:
Advisory fees	46,773
Management services fees	6,236
Administration fees	2,543
Transfer agency fees	3,601
Administrative services fees	21,469
Distribution fees	15,591
Custody fees	2,236
Fund accounting fees	4,924
Trustee fees	74
Compliance services fees	77
Other fees	7,157

Total Gross Expenses before reductions	110,681
Less Expenses reduced by the Advisor	(5,910)

Total Net Expenses	104,771

Net Investment Income (Loss)	(98,859)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	25,877
Net realized gains (losses) on swap agreements	29,114
Change in net unrealized appreciation/depreciation on investments	(730,390)

Net Realized and Unrealized Gains (Losses) on Investments	(675,399)

Change in Net Assets Resulting from Operations	$(774,258)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Biotechnology :: 189

Statements of Changes in Net Assets

	For the
	six months ended	For the
	June 30, 2010	year ended
	(unaudited)	December 31, 2009

From Investment Activities:
Operations:
Net investment income (loss)	$(98,859)	$(194,068)
Net realized gains (losses) on investments	54,991	729,569
Change in net unrealized appreciation/depreciation on investments	(730,390)	(1,254,478)

Change in net assets resulting from operations	(774,258)	(718,977)

Capital Transactions:
Proceeds from shares issued	17,007,675	22,057,638
Value of shares redeemed	(16,555,210)	(35,629,124)

Change in net assets resulting from capital transactions	452,465	(13,571,486)

Change in net assets	(321,793)	(14,290,463)
Net Assets:
Beginning of period	8,030,576	22,321,039

End of period	$7,708,783	$8,030,576

Accumulated net investment income (loss)	$(98,859)	$—

Share Transactions:
Issued	748,384	1,048,587
Redeemed	(729,514)	(1,743,455)

Change in shares	18,870	(694,868)

See accompanying notes to the financial statements.

190 :: ProFund VP Biotechnology :: Financial Highlights

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the
	six months ended	For the		For the	For the	For the	For the
	June 30, 2010	year ended		year ended	year ended	year ended	Year ended
	(unaudited)	Dec. 31, 2009		Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$21.76	$20.98		$20.60	$20.83	$21.73	$19.18

Investment Activities:
Net investment income (loss)(a)	(0.18)	(0.32)		(0.34)	(0.34)	(0.37)	(0.38)
Net realized and unrealized gains (losses) on investments	(1.71)	1.10	(b)	0.72	0.11	(0.53)	4.06

Total income (loss) from investment activities	(1.89)	0.78		0.38	(0.23)	(0.90)	3.68

Distributions to Shareholders From:
Net realized gains on investments	—	—		—	—	—	(1.13)

Net Asset Value, End of Period	$19.87	$21.76		$20.98	$20.60	$20.83	$21.73

Total Return	(8.69)% (c)	3.72%		1.84%	(1.15)%	(4.10)%	19.24%

Ratios to Average Net Assets:
Gross expenses(d)	1.78%	1.81%		1.75%	1.76%	1.84%	1.92%
Net expenses(d)	1.68%	1.66%		1.63%	1.63%	1.78%	1.92%
Net investment income (loss)(d)	(1.59)%	(1.54)%		(1.55)%	(1.61)%	(1.75)%	(1.90)%

Supplemental Data:
Net assets, end of period (000’s)	$7,709	$8,031		$22,321	$16,676	$12,426	$25,092
Portfolio turnover rate(e)	149% (c)	256%		429%	486%	397%	809%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Consumer Goods :: 191

Investment Objective:   The ProFund VP Consumer Goods seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Consumer Goods Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2010

Market Exposure
Investment Type	% of Net Assets

Equity Securities	102%

Total Exposure	102%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Procter & Gamble Co.	15.4%
Coca-Cola Co.	9.5%
PepsiCo, Inc.	8.8%
Philip Morris International, Inc.	7.6%
Kraft Foods, Inc.	4.0%

Dow Jones U.S. Consumer Goods Index - Composition
% of Index

Household Goods	22%
Beverages	21%
Food Producers	21%
Personal Goods	13%
Tobacco	13%
Automobiles and Parts	7%
Leisure Goods	3%

Schedule of Portfolio Investments (unaudited)

Common Stocks (101.6%)
	Shares	Value

Activision Blizzard, Inc. (Software)	5,544	$58,157
Alberto-Culver Co. (Cosmetics/Personal Care)	891	24,137
Altria Group, Inc. (Agriculture)	20,790	416,632
Archer-Daniels-Midland Co. (Agriculture)	5,841	150,815
Avon Products, Inc. (Cosmetics/Personal Care)	4,356	115,434
BorgWarner, Inc.* (Auto Parts & Equipment)	1,188	44,360
Briggs & Stratton Corp. (Machinery-Diversified)	495	8,425
Brown-Forman Corp. (Beverages)	1,089	62,323
Brunswick Corp. (Leisure Time)	891	11,075
Bunge, Ltd. (Agriculture)	1,485	73,047
Callaway Golf Co. (Leisure Time)	693	4,186
Campbell Soup Co. (Food)	2,079	74,491
Carter’s, Inc.* (Apparel)	594	15,593
Central European Distribution Corp.* (Distribution/Wholesale)	594	12,700
Chiquita Brands International, Inc.* (Food)	495	6,014
Church & Dwight, Inc. (Household Products/Wares)	693	43,458
Clorox Co. (Household Products/Wares)	1,386	86,154
Coach, Inc. (Apparel)	3,069	112,172
Coca-Cola Co. (Beverages)	21,285	1,066,804
Coca-Cola Enterprises, Inc. (Beverages)	3,267	84,485
Colgate-Palmolive Co. (Cosmetics/Personal Care)	4,950	389,862
ConAgra Foods, Inc. (Food)	4,455	103,891
Constellation Brands, Inc.* (Beverages)	1,980	30,928
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	594	11,583
Corn Products International, Inc. (Food)	693	20,998
D.R. Horton, Inc. (Home Builders)	2,772	27,249
Dana Holding Corp.* (Auto Parts & Equipment)	1,386	13,860
Darling International, Inc.* (Environmental Control)	792	5,948
Dean Foods Co.* (Food)	1,782	17,945
Deckers Outdoor Corp.* (Apparel)	99	14,144
Del Monte Foods Co. (Food)	1,980	28,492
Dr.Pepper Snapple Group, Inc. (Beverages)	2,475	92,540
Eastman Kodak Co.* (Miscellaneous Manufacturing)	2,574	11,171
Electronic Arts, Inc.* (Software)	3,267	47,045
Energizer Holdings, Inc.* (Electrical Components & Equipment)	693	34,844
Flowers Foods, Inc. (Food)	891	21,767
Ford Motor Co.* (Auto Manufacturers)	33,264	335,301
Fossil, Inc.* (Household Products/Wares)	495	17,177
Fresh Del Monte Produce, Inc.* (Food)	396	8,015
Garmin, Ltd. (Electronics)	1,164	33,966
Garmin, Ltd. (Electronics)	24	700
General Mills, Inc. (Food)	6,237	221,538
Gentex Corp. (Electronics)	1,386	24,920
Genuine Parts Co. (Distribution/Wholesale)	1,584	62,489
Green Mountain Coffee Roasters, Inc.* (Beverages)	1,188	30,532
Hanesbrands, Inc.* (Apparel)	891	21,437
Hansen Natural Corp.* (Beverages)	693	27,103
Harley-Davidson, Inc. (Leisure Time)	2,277	50,618
Harman International Industries, Inc.* (Home Furnishings)	693	20,714
Hasbro, Inc. (Toys/Games/Hobbies)	1,287	52,896
Heinz (H.J.) Co. (Food)	3,168	136,921
Herbalife, Ltd. (Pharmaceuticals)	594	27,354
Herman Miller, Inc. (Office Furnishings)	594	11,209
HNI Corp. (Office Furnishings)	396	10,926
Hormel Foods Corp. (Food)	693	28,053
Iconix Brand Group, Inc.* (Apparel)	693	9,958
Jarden Corp. (Household Products/Wares)	891	23,941
JM Smucker Co. (Food)	1,188	71,541
Johnson Controls, Inc. (Auto Parts & Equipment)	6,732	180,889
Jones Apparel Group, Inc. (Apparel)	891	14,122
KB Home (Home Builders)	792	8,712
Kellogg Co. (Food)	2,574	129,472
Kimberly-Clark Corp. (Household Products/Wares)	4,158	252,100
Kraft Foods, Inc. (Food)	15,939	446,292
Lancaster Colony Corp. (Miscellaneous Manufacturing)	198	10,565
Lear Corp.* (Auto Parts & Equipment)	495	32,769
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	1,485	29,789
Lennar Corp.—Class A (Home Builders)	1,485	20,656
LKQ Corp.* (Distribution/Wholesale)	1,386	26,722
Lorillard, Inc. (Agriculture)	1,584	114,016
M.D.C. Holdings, Inc. (Home Builders)	396	10,672
Martek Biosciences Corp.* (Biotechnology)	297	7,042
Mattel, Inc. (Toys/Games/Hobbies)	3,564	75,414
McCormick & Co., Inc. (Food)	1,089	41,338
Mead Johnson Nutrition Co.—Class A (Pharmaceuticals)	2,079	104,200
Mohawk Industries, Inc.* (Textiles)	594	27,181

See accompanying notes to the financial statements.

192 :: ProFund VP Consumer Goods :: Financial Statements

Common Stocks, continued
	Shares	Value

Molson Coors Brewing Co.—Class B (Beverages)	1,584	$67,098
Monsanto Co. (Agriculture)	5,445	251,668
NBTY, Inc.* (Pharmaceuticals)	594	20,202
Newell Rubbermaid, Inc. (Housewares)	2,772	40,582
NIKE, Inc.—Class B (Apparel)	2,772	187,249
Nu Skin Enterprises, Inc. (Retail)	495	12,340
NVR, Inc.* (Home Builders)	99	64,848
PepsiCo, Inc. (Beverages)	16,137	983,550
Philip Morris International, Inc. (Commercial Services)	18,612	853,174
Phillips-Van Heusen Corp. (Apparel)	495	22,904
Polaris Industries, Inc. (Leisure Time)	297	16,222
Polo Ralph Lauren Corp. (Apparel)	594	43,338
Pool Corp. (Distribution/Wholesale)	495	10,850
Procter & Gamble Co. (Cosmetics/Personal Care)	28,710	1,722,026
Pulte Group, Inc.* (Home Builders)	3,366	27,870
Ralcorp Holdings, Inc.* (Food)	594	32,551
Reynolds American, Inc. (Agriculture)	1,683	87,718
Sara Lee Corp. (Food)	6,237	87,942
Skechers U.S.A., Inc.—Class A* (Apparel)	396	14,462
Smithfield Foods, Inc.* (Food)	1,584	23,602
Snap-on, Inc. (Hand/Machine Tools)	594	24,301
Stanley Black & Decker, Inc. (Hand/Machine Tools)	1,584	80,024
Take-Two Interactive Software, Inc.* (Software)	891	8,019
Tempur-Pedic International, Inc.* (Home Furnishings)	693	21,310
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	1,188	66,207
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	2,376	23,617
The Hain Celestial Group, Inc.* (Food)	396	7,987
The Hershey Co. (Food)	1,584	75,921
The Ryland Group, Inc. (Home Builders)	396	6,265
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	495	21,983
The Timberland Co.—Class A* (Apparel)	396	6,395
The Warnaco Group, Inc.* (Apparel)	396	14,311
Thor Industries, Inc. (Home Builders)	396	9,405
TiVo, Inc.* (Home Furnishings)	1,089	8,037
Toll Brothers, Inc.* (Home Builders)	1,386	22,675
Tootsie Roll Industries, Inc. (Food)	198	4,683
TreeHouse Foods, Inc.* (Food)	396	18,081
TRW Automotive Holdings Corp.* (Auto Parts & Equipment)	792	21,835
Tupperware Corp. (Household Products/Wares)	594	23,671
Tyson Foods, Inc.—Class A (Food)	3,069	50,301
Under Armour, Inc.—Class A* (Retail)	396	13,119
Universal Corp. (Agriculture)	198	7,857
V.F. Corp. (Apparel)	891	63,421
WABCO Holdings, Inc.* (Auto Parts & Equipment)	594	18,699
WD-40 Co. (Household Products/Wares)	198	6,613
Whirlpool Corp. (Home Furnishings)	792	69,553
Wolverine World Wide, Inc. (Apparel)	495	12,484

TOTAL COMMON STOCKS
(Cost $8,717,428)		11,378,959

TOTAL INVESTMENT SECURITIES
(Cost $8,717,428)—101.6%		11,378,959
Net other assets (liabilities)—(1.6)%		(181,371)

NET ASSETS—100.0%		$11,197,588

*	Non-income producing security

ProFund VP Consumer Goods invested in the following industries as of June 30, 2010:

		% of
	Value	Net Assets

Agriculture	$1,101,753	9.8%
Apparel	551,990	4.9%
Auto Manufacturers	335,301	3.0%
Auto Parts & Equipment	347,612	3.1%
Beverages	2,445,363	21.8%
Biotechnology	7,042	0.1%
Commercial Services	853,174	7.6%
Cosmetics/Personal Care	2,317,666	20.7%
Distribution/Wholesale	112,761	1.0%
Electrical Components & Equipment	34,844	0.3%
Electronics	59,586	0.5%
Environmental Control	5,948	0.1%
Food	1,657,836	14.8%
Hand/Machine Tools	104,325	0.9%
Home Builders	198,352	1.8%
Home Furnishings	119,614	1.1%
Household Products/Wares	475,097	4.2%
Housewares	40,582	0.4%
Leisure Time	82,101	0.7%
Machinery-Diversified	8,425	0.1%
Miscellaneous Manufacturing	51,525	0.5%
Office Furnishings	22,135	0.2%
Pharmaceuticals	151,756	1.4%
Retail	25,459	0.2%
Software	113,221	1.0%
Textiles	27,181	0.2%
Toys/Games/Hobbies	128,310	1.2%
Other**	(181,371)	(1.6)%

Total	$11,197,588	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Consumer Goods :: 193

Statement of Assets and Liabilities (unaudited) :: June 30, 2010

Assets:
Total Investment Securities, at cost	$8,717,428

Securities, at value	11,378,959

Total Investment Securities, at value	11,378,959
Dividends receivable	45,451
Prepaid expenses	294

Total Assets	11,424,704

Liabilities:
Cash overdraft	98,111
Payable for capital shares redeemed	103,287
Advisory fees payable	5,590
Management services fees payable	745
Administration fees payable	412
Administrative services fees payable	3,808
Distribution fees payable	2,726
Trustee fees payable	1
Transfer agency fees payable	1,463
Fund accounting fees payable	893
Compliance services fees payable	103
Other accrued expenses	9,977

Total Liabilities	227,116

Net Assets	$11,197,588

Net Assets consist of:
Capital	$13,724,618
Accumulated net investment income (loss)	110,394
Accumulated net realized gains (losses) on investments	(5,298,955)
Net unrealized appreciation (depreciation) on investments	2,661,531

Net Assets	$11,197,588

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized no par value)	393,290

Net Asset Value (offering and redemption price per share)	$28.47

Statement of Operations (unaudited) :: For the six months ended June 30, 2010

Investment Income:
Dividends	$259,364
Interest	13

Total Investment Income	259,377

Expenses:
Advisory fees	66,511
Management services fees	8,868
Administration fees	3,533
Transfer agency fees	5,049
Administrative services fees	30,952
Distribution fees	22,170
Custody fees	6,264
Fund accounting fees	7,222
Trustee fees	107
Compliance services fees	96
Other fees	10,224

Total Gross Expenses before reductions	160,996
Less Expenses reduced by the Advisor	(12,013)

Total Net Expenses	148,983

Net Investment Income (Loss)	110,394

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	337,200
Change in net unrealized appreciation/depreciation on investments	(539,602)

Net Realized and Unrealized Gains (Losses) on Investments	(202,402)

Change in Net Assets Resulting from Operations	$(92,008)

See accompanying notes to the financial statements.

194 :: ProFund VP Consumer Goods :: Financial Statements

Statements of Changes in Net Assets

	For the
	six months ended	For the
	June 30, 2010	year ended
	(unaudited)	December 31, 2009

From Investment Activities:
Operations:
Net investment income (loss)	$110,394	$155,850
Net realized gains (losses) on investments	337,200	(948,790)
Change in net unrealized appreciation/depreciation on investments	(539,602)	2,200,850

Change in net assets resulting from operations	(92,008)	1,407,910

Distributions to Shareholders From:
Net investment income	(155,850)	(88,513)

Change in net assets resulting from distributions	(155,850)	(88,513)

Capital Transactions:
Proceeds from shares issued	20,659,767	35,422,139
Dividends reinvested	155,850	88,513
Value of shares redeemed	(26,264,582)	(28,798,381)

Change in net assets resulting from capital transactions	(5,448,965)	6,712,271

Change in net assets	(5,696,823)	8,031,668
Net Assets:
Beginning of period	16,894,411	8,862,743

End of period	$11,197,588	$16,894,411

Accumulated net investment income (loss)	$110,394	$155,850

Share Transactions:
Issued	678,465	1,355,498
Reinvested	5,018	3,171
Redeemed	(860,337)	(1,148,657)

Change in shares	(176,854)	210,012

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Consumer Goods :: 195

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the
	six months ended	For the	For the	For the	For the	For the
	June 30, 2010	year ended	year ended	year ended	year ended	year ended
	(unaudited)	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$29.63	$24.61	$35.50	$33.48	$29.75	$30.00

Investment Activities:
Net investment income (loss)(a)	0.19	0.38	0.27	0.25	0.31	0.04
Net realized and unrealized gains (losses) on investments	(1.18)	4.91	(9.39)	2.28	3.44	(0.15)

Total income (loss) from investment activities	(0.99)	5.29	(9.12)	2.53	3.75	(0.11)

Distributions to Shareholders From:
Net investment income	(0.17)	(0.27)	(0.40)	(0.51)	(0.02)	(0.14)
Net realized gains on investments	—	—	(1.37)	—	—	—

Total distributions	(0.17)	(0.27)	(1.77)	(0.51)	(0.02)	(0.14)

Net Asset Value, End of Period	$28.47	$29.63	$24.61	$35.50	$33.48	$29.75

Total Return	(3.38)% (b)	21.57%	(26.71)%	7.60%	12.62%	(0.37)%

Ratios to Average Net Assets:
Gross expenses(c)	1.82%	1.89%	1.94%	1.82%	1.87%	2.08%
Net expenses(c)	1.68%	1.66%	1.63%	1.63%	1.69%	1.98%
Net investment income (loss)(c)	1.24%	1.46%	0.88%	0.73%	0.99%	0.13%

Supplemental Data:
Net assets, end of period (000’s)	$11,198	$16,894	$8,863	$30,133	$18,573	$6,913
Portfolio turnover rate(d)	115% (b)	242%	445%	437%	377%	870%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

196 :: ProFund VP Consumer Services :: Financial Statements

Investment Objective:   The ProFund VP Consumer Services seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Consumer Services Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2010

Market Exposure
Investment Type	% of Net Assets

Equity Securities	101%

Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Wal-Mart Stores, Inc.	8.0%
McDonald’s Corp.	5.6%
Walt Disney Co.	4.4%
Home Depot, Inc.	3.7%
CVS Corp.	3.1%

Dow Jones U.S. Consumer Services Index - Composition
% of Index

General Retailers	42%
Media	26%
Travel and Leisure	20%
Food and Drug Retailers	12%

Schedule of Portfolio Investments (unaudited)

Common Stocks (101.4%)
	Shares	Value

99 Cents Only Stores* (Retail)	441	$6,527
Aaron’s, Inc. (Commercial Services)	735	12,546
Abercrombie & Fitch Co.—Class A (Retail)	882	27,069
Acxiom Corp.* (Software)	735	10,797
Advance Auto Parts, Inc. (Retail)	882	44,259
Aeropostale, Inc.* (Retail)	882	25,260
Alaska Air Group, Inc.* (Airlines)	294	13,215
Amazon.com, Inc.* (Internet)	3,381	369,408
American Eagle Outfitters, Inc. (Retail)	1,764	20,727
AmerisourceBergen Corp. (Pharmaceuticals)	2,793	88,678
AMR Corp.* (Airlines)	3,234	21,927
AnnTaylor Stores Corp.* (Retail)	588	9,567
Apollo Group, Inc.—Class A* (Commercial Services)	1,323	56,188
Arbitron, Inc. (Commercial Services)	294	7,535
AutoNation, Inc.* (Retail)	735	14,333
AutoZone, Inc.* (Retail)	294	56,807
Avis Budget Group, Inc.* (Commercial Services)	1,029	10,105
Bally Technologies, Inc.* (Entertainment)	588	19,045
Barnes & Noble, Inc. (Retail)	441	5,689
Bed Bath & Beyond, Inc.* (Retail)	2,646	98,114
Best Buy Co., Inc. (Retail)	3,381	114,481
Big Lots, Inc.* (Retail)	735	23,586
BJ’s Wholesale Club, Inc.* (Retail)	588	21,762
Bob Evans Farms, Inc. (Retail)	294	7,238
Boyd Gaming Corp.* (Lodging)	588	4,992
Brinker International, Inc. (Retail)	1,029	14,879
Burger King Holdings, Inc. (Retail)	882	14,853
Cablevision Systems Corp.—Class A (Media)	2,499	60,001
Cardinal Health, Inc. (Pharmaceuticals)	3,528	118,576
Career Education Corp.* (Commercial Services)	588	13,536
Carmax, Inc.* (Retail)	2,205	43,880
Carnival Corp.—Class A (Leisure Time)	4,116	124,468
Casey’s General Stores, Inc. (Retail)	441	15,391
CBS Corp.—Class B (Media)	6,174	79,830
CEC Entertainment, Inc.* (Retail)	147	5,183
Cheesecake Factory, Inc.* (Retail)	588	13,089
Chemed Corp. (Commercial Services)	294	16,064
Chico’s FAS, Inc. (Retail)	1,764	17,428
Chipotle Mexican Grill, Inc.—Class A* (Retail)	294	40,222
Choice Hotels International, Inc. (Lodging)	294	8,882
Collective Brands, Inc.* (Retail)	588	9,290
Comcast Corp.—Class A (Media)	20,286	352,368
Comcast Corp.—Special Class A (Media)	7,350	120,761
Continental Airlines, Inc.—Class B* (Airlines)	1,323	29,106
Copart, Inc.* (Retail)	735	26,320
Corinthian Colleges, Inc.* (Commercial Services)	882	8,688
Costco Wholesale Corp. (Retail)	4,410	241,800
Cracker Barrel Old Country Store, Inc. (Retail)	294	13,689
CTC Media, Inc. (Media)	588	8,491
CVS Corp. (Retail)	13,524	396,524
Darden Restaurants, Inc. (Retail)	1,323	51,399
Delta Air Lines, Inc.* (Airlines)	7,791	91,544
DeVry, Inc. (Commercial Services)	588	30,864
Dick’s Sporting Goods, Inc.* (Retail)	882	21,953
Dillards, Inc.—Class A (Retail)	588	12,642
DIRECTV—Class A* (Media)	8,820	299,174
Discovery Communications, Inc.—Class A* (Media)	1,323	47,244
Discovery Communications, Inc.—Class C* (Media)	1,323	40,920
DISH Network Corp.—Class A (Media)	2,058	37,353
Dolby Laboratories, Inc.—Class A* (Electronics)	588	36,862
Dollar Tree, Inc.* (Retail)	1,323	55,077
DreamWorks Animation SKG, Inc.—Class A* (Entertainment)	588	16,787
Dress Barn, Inc.* (Retail)	735	17,500
Dun & Bradstreet Corp. (Software)	441	29,600
eBay, Inc.* (Internet)	11,025	216,200
Expedia, Inc. (Internet)	2,058	38,649
FactSet Research Systems, Inc. (Computers)	441	29,543
Family Dollar Stores, Inc. (Retail)	1,323	49,864
Foot Locker, Inc. (Retail)	1,470	18,551
GameStop Corp.—Class A* (Retail)	1,470	27,621
Gannett Co., Inc. (Media)	2,352	31,658
Gaylord Entertainment Co.* (Lodging)	294	6,494
Genesco, Inc.* (Retail)	294	7,735
Group 1 Automotive, Inc.* (Retail)	294	6,918
GSI Commerce, Inc.* (Internet)	588	16,934

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Consumer Services :: 197

Common Stocks, continued
	Shares	Value

GUESS?, Inc. (Apparel)	588	$18,369
H & R Block, Inc. (Commercial Services)	3,234	50,741
Hertz Global Holdings, Inc.* (Commercial Services)	1,764	16,687
Hillenbrand, Inc. (Commercial Services)	588	12,577
Home Depot, Inc. (Retail)	16,758	470,397
HSN, Inc.* (Retail)	441	10,584
Hyatt Hotels Corp.—Class A* (Lodging)	294	10,904
IHS, Inc.—Class A* (Computers)	441	25,763
Interactive Data Corp. (Commercial Services)	294	9,814
International Game Technology (Entertainment)	2,940	46,158
International Speedway Corp. (Entertainment)	294	7,573
Interpublic Group of Cos., Inc.* (Advertising)	4,851	34,588
Interval Leisure Group, Inc.* (Leisure Time)	441	5,490
ITT Educational Services, Inc.* (Commercial Services)	294	24,408
J. Crew Group, Inc.* (Retail)	588	21,644
J.C. Penney Co., Inc. (Retail)	2,058	44,206
Jack in the Box, Inc.* (Retail)	588	11,437
JetBlue Airways Corp.* (Airlines)	2,352	12,912
John Wiley & Sons, Inc. (Media)	441	17,053
Kohls Corp.* (Retail)	2,793	132,668
Kroger Co. (Food)	5,880	115,777
Lamar Advertising Co.* (Advertising)	588	14,418
Las Vegas Sands Corp.* (Lodging)	4,263	94,383
Liberty Global, Inc.—Class A* (Media)	1,176	30,564
Liberty Global, Inc.—Series C* (Media)	1,323	34,385
Liberty Media Holding Corp.—Capital Series A* (Media)	882	36,965
Liberty Media Holding Corp.—Interactive Series A* (Internet)	5,586	58,653
Liberty Media-Starz—Series A* (Media)	441	22,861
Life Time Fitness, Inc.* (Leisure Time)	441	14,019
Limited, Inc. (Retail)	2,646	58,397
Live Nation, Inc.* (Commercial Services)	1,470	15,362
Lowe’s Cos., Inc. (Retail)	14,259	291,169
Macy’s, Inc. (Retail)	4,116	73,676
Madison Square Garden, Inc.—Class A* (Entertainment)	588	11,566
Marriott International, Inc.—Class A (Lodging)	3,087	92,425
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	294	8,608
McDonald’s Corp. (Retail)	10,731	706,851
McGraw-Hill Cos., Inc. (Media)	3,087	86,868
McKesson Corp. (Commercial Services)	2,646	177,705
Meredith Corp. (Media)	294	9,152
MGM Resorts International* (Commercial Services)	2,499	24,090
Morningstar, Inc.* (Commercial Services)	147	6,250
Netflix, Inc.* (Internet)	441	47,915
News Corp.—Class A (Media)	17,934	214,491
News Corp.—Class B (Media)	4,263	59,043
Nordstrom, Inc. (Retail)	1,617	52,051
O’Reilly Automotive, Inc.* (Retail)	1,323	62,922
Office Depot, Inc.* (Retail)	2,646	10,690
OfficeMax, Inc.* (Retail)	882	11,519
Omnicare, Inc. (Pharmaceuticals)	1,176	27,871
Omnicom Group, Inc. (Advertising)	3,087	105,884
Orient-Express Hotels, Ltd.—Class A* (Lodging)	1,029	7,615
P.F. Chang’s China Bistro, Inc. (Retail)	147	5,829
Panera Bread Co.—Class A* (Retail)	294	22,135
Papa John’s International, Inc.* (Retail)	147	3,399
Penn National Gaming* (Entertainment)	735	16,979
PetSmart, Inc. (Retail)	1,176	35,480
Pinnacle Entertainment, Inc.* (Entertainment)	588	5,562
Priceline.com, Inc.* (Internet)	441	77,854
RadioShack Corp. (Retail)	1,176	22,944
Regal Entertainment Group—Class A (Entertainment)	735	9,584
Regis Corp. (Retail)	588	9,155
Rent-A-Center, Inc.* (Commercial Services)	588	11,913
Rite Aid Corp.* (Retail)	6,027	5,906
Rollins, Inc. (Commercial Services)	441	9,124
Ross Stores, Inc. (Retail)	1,176	62,669
Royal Caribbean Cruises, Ltd.* (Leisure Time)	1,323	30,125
Ruddick Corp. (Food)	441	13,667
Safeway, Inc. (Food)	3,822	75,141
Saks, Inc.* (Retail)	1,323	10,042
Sally Beauty Holdings, Inc.* (Retail)	882	7,232
Scholastic Corp. (Media)	294	7,091
Scientific Games Corp.—Class A* (Entertainment)	735	6,762
Scripps Networks Interactive—Class A (Entertainment)	882	35,580
Sears Holdings Corp.* (Retail)	441	28,511
Service Corp. International (Commercial Services)	2,499	18,493
Signet Jewelers, Ltd.* (Retail)	882	24,255
SkyWest, Inc. (Airlines)	588	7,185
Sonic Corp.* (Retail)	588	4,557
Sotheby’s (Commercial Services)	735	16,809
Southwest Airlines Co. (Airlines)	7,350	81,659
Staples, Inc. (Retail)	7,203	137,217
Starbucks Corp. (Retail)	7,350	178,605
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	1,764	73,083
Strayer Education, Inc. (Commercial Services)	147	30,560
SuperValu, Inc. (Food)	2,058	22,309
Sysco Corp. (Food)	5,880	167,992
Target Corp. (Retail)	6,615	325,260
The Buckle, Inc. (Retail)	294	9,531
The Cato Corp.—Class A (Retail)	294	6,474
The Children’s Place Retail Stores, Inc.* (Retail)	147	6,471
The Gap, Inc. (Retail)	3,822	74,376
The Gymboree Corp.* (Apparel)	294	12,557
The Men’s Wearhouse, Inc. (Retail)	441	8,097
The New York Times Co.—Class A* (Media)	882	7,629
Tiffany & Co. (Retail)	1,323	50,155
Time Warner Cable, Inc. (Media)	3,528	183,738
Time Warner, Inc. (Media)	11,319	327,232
TJX Cos., Inc. (Retail)	3,969	166,500
Tractor Supply Co. (Retail)	294	17,925
UAL Corp.* (Airlines)	1,617	33,246
United Natural Foods, Inc.* (Food)	441	13,177
Urban Outfitters, Inc.* (Retail)	1,323	45,498
US Airways Group, Inc.* (Airlines)	1,617	13,922
Vail Resorts, Inc.* (Entertainment)	294	10,264
Valassis Communications, Inc.* (Commercial Services)	441	13,989
ValueClick, Inc.* (Internet)	735	7,857
VCA Antech, Inc.* (Pharmaceuticals)	882	21,838
Viacom, Inc.—Class B (Media)	5,439	170,621
Wal-Mart Stores, Inc. (Retail)	21,021	1,010,479
Walgreen Co. (Retail)	9,702	259,043
Walt Disney Co. (Media)	17,787	560,291
Washington Post Co.—Class B (Media)	147	60,341
WebMD Health Corp.* (Internet)	441	20,476
Weight Watchers International, Inc. (Commercial Services)	294	7,553
Wendy’s/Arby’s Group, Inc.—Class A (Retail-Restaurants)	3,381	13,524
Whole Foods Market, Inc.* (Food)	1,323	47,654
Williams Sonoma, Inc. (Retail)	882	21,891

See accompanying notes to the financial statements.

198 :: ProFund VP Consumer Services :: Financial Statements

Common Stocks, continued
	Shares	Value

WMS Industries, Inc.* (Leisure Time)	588	$23,079
Wyndham Worldwide Corp. (Lodging)	1,764	35,527
Wynn Resorts, Ltd. (Lodging)	882	67,270
YUM! Brands, Inc. (Retail)	4,557	177,905

TOTAL COMMON STOCKS
(Cost $12,021,774)		12,797,176

TOTAL INVESTMENT SECURITIES
(Cost $12,021,774)—101.4%		12,797,176
Net other assets (liabilities)—(1.4)%		(178,694)

NET ASSETS—100.0%		$12,618,482

*	Non-income producing security

ProFund VP Consumer Services invested in the following industries as of June 30, 2010:

		% of
	Value	Net Assets

Advertising	$154,890	1.2%
Airlines	304,716	2.4%
Apparel	30,926	0.2%
Commercial Services	601,601	4.8%
Computers	55,306	0.4%
Electronics	36,862	0.3%
Entertainment	185,860	1.5%
Food	455,717	3.6%
Internet	853,946	6.8%
Leisure Time	197,181	1.6%
Lodging	401,575	3.2%
Media	2,906,125	23.0%
Miscellaneous Manufacturing	8,608	0.1%
Pharmaceuticals	256,963	2.0%
Retail	6,292,979	49.9%
Retail-Restaurants	13,524	0.1%
Software	40,397	0.3%
Other**	(178,694)	(1.4)%

Total	$12,618,482	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Consumer Services :: 199

Statement of Assets and Liabilities (unaudited) :: June 30, 2010

Assets:
Total Investment Securities, at cost	$12,021,774

Securities, at value	12,797,176

Total Investment Securities, at value	12,797,176
Dividends receivable	7,746
Receivable for capital shares issued	4,020
Receivable for investments sold	174,059
Prepaid expenses	162

Total Assets	12,983,163

Liabilities:
Cash overdraft	185,411
Payable for capital shares redeemed	152,885
Advisory fees payable	5,257
Management services fees payable	701
Administration fees payable	480
Administrative services fees payable	5,319
Distribution fees payable	4,145
Trustee fees payable	1
Transfer agency fees payable	1,836
Fund accounting fees payable	1,042
Compliance services fees payable	75
Other accrued expenses	7,529

Total Liabilities	364,681

Net Assets	$12,618,482

Net Assets consist of:
Capital	$15,043,070
Accumulated net investment income (loss)	(20,725)
Accumulated net realized gains (losses) on investments	(3,179,265)
Net unrealized appreciation (depreciation) on investments	775,402

Net Assets	$12,618,482

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	495,575

Net Asset Value (offering and redemption price per share)
$25.46

Statement of Operations (unaudited) :: For the six months ended June 30, 2010

Investment Income:
Dividends	$96,990
Interest	25

Total Investment Income	97,015

Expenses:
Advisory fees	52,562
Management services fees	7,008
Administration fees	2,653
Transfer agency fees	3,827
Administrative services fees	23,750
Distribution fees	17,521
Custody fees	9,180
Fund accounting fees	5,706
Trustee fees	70
Compliance services fees	67
Other fees	9,579

Total Gross Expenses before reductions	131,923
Less Expenses reduced by the Advisor	(14,183)

Total Net Expenses	117,740

Net Investment Income (Loss)	(20,725)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(824,787)
Change in net unrealized appreciation/depreciation on investments	(416,997)

Net Realized and Unrealized Gains (Losses) on Investments	(1,241,784)

Change in Net Assets Resulting from Operations	$(1,262,509)

See accompanying notes to the financial statements.

200 :: ProFund VP Consumer Services :: Financial Statements

Statements of Changes in Net Assets

	For the
	six months ended	For the
	June 30, 2010	year ended
	(unaudited)	December 31, 2009

From Investment Activities:
Operations:
Net investment income (loss)	$(20,725)	$(1,772)
Net realized gains (losses) on investments	(824,787)	(291,671)
Change in net unrealized appreciation/depreciation on investments	(416,997)	746,482

Change in net assets resulting from operations	(1,262,509)	453,039

Capital Transactions:
Proceeds from shares issued	28,810,182	16,392,440
Value of shares redeemed	(21,333,490)	(15,723,753)

Change in net assets resulting from capital transactions	7,476,692	668,687

Change in net assets	6,214,183	1,121,726
Net Assets:
Beginning of period	6,404,299	5,282,573

End of period	$12,618,482	$6,404,299

Accumulated net investment income (loss)	$(20,725)	$—

Share Transactions:
Issued	1,018,395	721,234
Redeemed	(765,727)	(740,343)

Change in shares	252,668	(19,109)

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Consumer Services :: 201

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the
	six months ended	For the	For the	For the	For the	For the
	June 30, 2010	Year ended	year ended	year ended	year ended	Year ended
	(unaudited)	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$26.37	$20.16	$29.38	$32.02	$28.59	$29.99

Investment Activities:
Net investment income (loss)(a)	(0.04)	(0.01)	(0.04)	(0.23)	(0.17)	(0.35)
Net realized and unrealized gains (losses) on investments	(0.87)	6.22	(9.18)	(2.41)	3.60	(1.05)

Total income (loss) from investment activities	(0.91)	6.21	(9.22)	(2.64)	3.43	(1.40)

Net Asset Value, End of Period	$25.46	$26.37	$20.16	$29.38	$32.02	$28.59

Total Return	(3.45)% (b)	30.80%	(31.38)%	(8.24)%	12.00%	(4.67)%

Ratios to Average Net Assets:
Gross expenses(c)	1.88%	2.51%	2.51%	2.07%	2.19%	2.48%
Net expenses(c)	1.68%	1.67%	1.63%	1.63%	1.70%	1.98%
Net investment income (loss)(c)	(0.30)%	(0.06)%	(0.17)%	(0.70)%	(0.57)%	(1.22)%

Supplemental Data:
Net assets, end of period (000’s)	$12,618	$6,404	$5,283	$2,458	$6,499	$3,521
Portfolio turnover rate(d)	132% (b)	467%	983%	618%	579%	1,219%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

202 :: ProFund VP Financials :: Financial Statements

Investment Objective:   The ProFund VP Financials seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Financials Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2010

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

J.P. Morgan Chase & Co.	7.9%
Bank of America Corp.	7.8%
Wells Fargo & Co.	6.9%
Citigroup, Inc.	4.4%
Berkshire Hathaway, Inc. - Class B	3.4%

Dow Jones U.S. Financials Index - Composition
% of Index

Banks	40%
General Financial	23%
Nonlife Insurance	16%
Real Estate Investment Trusts	14%
Life Insurance	6%
Real Estate Investment & Services	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.5%)
	Shares	Value

ACE, Ltd. (Insurance)	5,000	$257,400
Affiliated Managers Group, Inc.* (Diversified Financial Services)	500	30,385
AFLAC, Inc. (Insurance)	7,000	298,690
Alexandria Real Estate Equities, Inc. (REIT)	500	31,685
Allied World Assurance Holdings, Ltd. (Insurance)	500	22,690
Allstate Corp. (Insurance)	7,500	215,475
AMB Property Corp. (REIT)	2,500	59,275
American Campus Communities, Inc. (REIT)	1,000	27,290
American Express Co. (Diversified Financial Services)	16,000	635,200
American Financial Group, Inc. (Insurance)	1,000	27,320
American International Group, Inc.* (Insurance)	2,000	68,880
AmeriCredit Corp.* (Diversified Financial Services)	1,000	18,220
Ameriprise Financial, Inc. (Diversified Financial Services)	4,000	144,520
Annaly Mortgage Management, Inc. (REIT)	8,500	145,775
AON Corp. (Insurance)	3,500	129,920
Apartment Investment and Management Co.—Class A (REIT)	1,500	29,055
Arch Capital Group, Ltd.* (Insurance)	1,000	74,500
Argo Group International Holdings, Ltd. (Insurance)	500	15,295
Arthur J. Gallagher & Co. (Insurance)	1,500	36,570
Aspen Insurance Holdings, Ltd. (Insurance)	1,000	24,740
Associated Banc-Corp (Banks)	2,500	30,650
Assurant, Inc. (Insurance)	1,500	52,050
Assured Guaranty, Ltd. (Insurance)	2,500	33,175
Astoria Financial Corp. (Savings & Loans)	1,500	20,640
Avalonbay Communities, Inc. (REIT)	1,000	93,370
Axis Capital Holdings, Ltd. (Insurance)	2,000	59,440
BancorpSouth, Inc. (Banks)	1,000	17,880
Bank of America Corp. (Banks)	148,000	2,126,760
Bank of Hawaii Corp. (Banks)	500	24,175
Bank of New York Mellon Corp. (Banks)	18,000	444,420
BB&T Corp. (Banks)	10,500	276,255
Berkshire Hathaway, Inc.—Class B* (Insurance)	11,500	916,435
BioMed Realty Trust, Inc. (REIT)	1,500	24,135
BlackRock, Inc.—Class A (Diversified Financial Services)	500	71,700
BOK Financial Corp. (Banks)	500	23,735
Boston Properties, Inc. (REIT)	2,000	142,680
Brandywine Realty Trust (REIT)	2,000	21,500
BRE Properties, Inc.—Class A (REIT)	1,000	36,930
Brookfield Properties Corp. (Real Estate)	4,000	56,160
Brown & Brown, Inc. (Insurance)	1,500	28,710
Camden Property Trust (REIT)	1,000	40,850
Capital One Financial Corp. (Diversified Financial Services)	7,000	282,100
CapitalSource, Inc. (Diversified Financial Services)	4,500	21,420
Capitol Federal Financial (Savings & Loans)	500	16,580
Cathay Bancorp, Inc. (Banks)	1,000	10,330
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	4,500	61,245
CBL & Associates Properties, Inc. (REIT)	2,000	24,880
Chimera Investment Corp. (REIT)	10,500	37,905
Chubb Corp. (Insurance)	5,000	250,050
Cincinnati Financial Corp. (Insurance)	2,500	64,675
CIT Group, Inc.* (Banks)	2,500	84,650
Citigroup, Inc.* (Diversified Financial Services)	314,500	1,182,520
City National Corp. (Banks)	500	25,615
CME Group, Inc. (Diversified Financial Services)	1,000	281,550
CNO Financial Group, Inc.* (Insurance)	3,500	17,325
Colonial Properties Trust (REIT)	1,000	14,530
Comerica, Inc. (Banks)	2,500	92,075
Commerce Bancshares, Inc. (Banks)	1,000	35,990
Corporate Office Properties Trust (REIT)	1,000	37,760
Cullen/Frost Bankers, Inc. (Banks)	1,000	51,400
DCT Industrial Trust, Inc. (REIT)	3,000	13,560
Delphi Financial Group, Inc.—Class A (Insurance)	500	12,205
Developers Diversified Realty Corp. (REIT)	3,000	29,700
DiamondRock Hospitality Co. (REIT)	2,500	20,550
Digital Realty Trust, Inc. (REIT)	1,500	86,520
Discover Financial Services (Diversified Financial Services)	8,000	111,840
Douglas Emmett, Inc. (REIT)	2,000	28,440
Duke-Weeks Realty Corp. (REIT)	3,500	39,725
DuPont Fabros Technology, Inc. (REIT)	1,000	24,560
E*TRADE Financial Corp.* (Diversified Financial Services)	3,000	35,460
East West Bancorp, Inc. (Banks)	2,000	30,500

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Financials :: 203

Common Stocks, continued
	Shares	Value

EastGroup Properties, Inc. (REIT)	500	$17,790
Eaton Vance Corp. (Diversified Financial Services)	2,000	55,220
Endurance Specialty Holdings, Ltd. (Insurance)	500	18,765
Entertainment Properties Trust (REIT)	500	19,035
Equifax, Inc. (Commercial Services)	2,000	56,120
Equity Lifestyle Properties, Inc. (REIT)	500	24,115
Equity Residential Properties Trust (REIT)	4,000	166,560
Erie Indemnity Co.—Class A (Insurance)	500	22,750
Essex Property Trust, Inc. (REIT)	500	48,770
Everest Re Group, Ltd. (Insurance)	1,000	70,720
F.N.B. Corp. (Banks)	1,500	12,045
Federal Realty Investment Trust (REIT)	1,000	70,270
Federated Investors, Inc.—Class B (Diversified Financial Services)	1,500	31,065
Fidelity National Title Group, Inc.—Class A (Insurance)	3,500	45,465
Fifth Third Bancorp (Banks)	12,000	147,480
First American Financial Corp. (Insurance)	2,000	25,360
First Financial Bankshares, Inc. (Banks)	500	24,045
First Horizon National Corp.* (Banks)	3,501	40,083
First Midwest Bancorp, Inc. (Banks)	1,000	12,160
First Niagara Financial Group, Inc. (Savings & Loans)	3,000	37,590
FirstMerit Corp. (Banks)	1,500	25,695
Forest City Enterprises, Inc.—Class A* (Real Estate)	2,000	22,640
Forestar Group, Inc.* (Real Estate)	500	8,980
Franklin Resources, Inc. (Diversified Financial Services)	2,500	215,475
Franklin Street Properties Corp. (REIT)	1,000	11,810
Fulton Financial Corp. (Banks)	3,000	28,950
Genworth Financial, Inc.—Class A* (Diversified Financial Services)	7,500	98,025
Glacier Bancorp, Inc. (Banks)	1,000	14,670
GLG Partners, Inc.* (Diversified Financial Services)	2,500	10,950
Greenhill & Co., Inc. (Diversified Financial Services)	500	30,565
Hancock Holding Co. (Banks)	500	16,680
Hanover Insurance Group, Inc. (Insurance)	500	21,750
Hartford Financial Services Group, Inc. (Insurance)	6,500	143,845
Hatteras Financial Corp. (REIT)	500	13,910
HCC Insurance Holdings, Inc. (Insurance)	1,500	37,140
HCP, Inc. (REIT)	4,500	145,125
Health Care REIT, Inc. (REIT)	2,000	84,240
Healthcare Realty Trust, Inc. (REIT)	1,000	21,970
Highwoods Properties, Inc. (REIT)	1,000	27,760
Home Properties, Inc. (REIT)	500	22,535
Horace Mann Educators Corp. (Insurance)	500	7,650
Hospitality Properties Trust (REIT)	2,000	42,200
Host Marriott Corp. (REIT)	10,000	134,800
HRPT Properties Trust (REIT)	4,000	24,840
Hudson City Bancorp, Inc. (Savings & Loans)	7,500	91,800
Huntington Bancshares, Inc. (Banks)	10,500	58,170
IBERIABANK Corp. (Banks)	500	25,740
IntercontinentalExchange, Inc.* (Diversified Financial Services)	1,000	113,030
International Bancshares Corp. (Banks)	1,000	16,690
Invesco, Ltd. (Diversified Financial Services)	6,500	109,395
Investment Technology Group, Inc.* (Diversified Financial Services)	500	8,030
J.P. Morgan Chase & Co. (Diversified Financial Services)	59,000	2,159,990
Janus Capital Group, Inc. (Diversified Financial Services)	2,500	22,200
Jefferies Group, Inc. (Diversified Financial Services)	1,500	31,620
Jones Lang LaSalle, Inc. (Real Estate)	500	32,820
KBW, Inc.* (Diversified Financial Services)	500	10,720
KeyCorp (Banks)	13,000	99,970
Kilroy Realty Corp. (REIT)	1,000	29,730
Kimco Realty Corp. (REIT)	6,000	80,640
LaSalle Hotel Properties (REIT)	1,000	20,570
Legg Mason, Inc. (Diversified Financial Services)	2,500	70,075
Lexington Realty Trust (REIT)	1,500	9,015
Liberty Property Trust (REIT)	1,500	43,275
Lincoln National Corp. (Insurance)	4,500	109,305
Loews Corp. (Insurance)	5,000	166,550
M&T Bank Corp. (Banks)	1,500	127,425
Mack-Cali Realty Corp. (REIT)	1,000	29,730
Marsh & McLennan Cos., Inc. (Insurance)	8,000	180,400
Marshall & Ilsley Corp. (Banks)	8,000	57,440
MasterCard, Inc.—Class A (Software)	1,500	299,295
MB Financial, Inc. (Banks)	1,000	18,390
MBIA, Inc.* (Insurance)	2,500	14,025
Mercury General Corp. (Insurance)	500	20,720
MetLife, Inc. (Insurance)	8,500	320,960
MF Global Holdings, Ltd.* (Diversified Financial Services)	1,500	8,565
MFA Financial, Inc. (REIT)	4,000	29,600
MGIC Investment Corp.* (Insurance)	3,000	20,670
Mid-America Apartment Communities, Inc. (REIT)	500	25,735
Montpelier Re Holdings, Ltd. (Insurance)	1,000	14,930
Moody’s Corp. (Commercial Services)	3,000	59,760
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	19,000	440,990
MSCI, Inc.—Class A* (Software)	1,500	41,100
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	2,500	44,450
National Penn Bancshares, Inc. (Banks)	2,000	12,020
National Retail Properties, Inc. (REIT)	1,000	21,440
Nationwide Health Properties, Inc. (REIT)	2,000	71,540
New York Community Bancorp (Savings & Loans)	6,500	99,255
NewAlliance Bancshares, Inc. (Savings & Loans)	1,500	16,815
Northern Trust Corp. (Banks)	3,500	163,450
NYSE Euronext (Diversified Financial Services)	4,000	110,520
Old National Bancorp (Banks)	1,500	15,540
Old Republic International Corp. (Insurance)	3,500	42,455
OMEGA Healthcare Investors, Inc. (REIT)	1,500	29,895
optionsXpress Holdings, Inc.* (Diversified Financial Services)	500	7,870
PacWest Bancorp (Banks)	500	9,155
PartnerRe, Ltd. (Insurance)	1,000	70,140
People’s United Financial, Inc. (Banks)	5,500	74,250
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	500	16,110
Platinum Underwriters Holdings, Ltd. (Insurance)	500	18,145
Plum Creek Timber Co., Inc. (Forest Products & Paper)	2,500	86,325
PNC Financial Services Group (Banks)	8,000	452,000
Popular, Inc.* (Banks)	9,500	25,460
Post Properties, Inc. (REIT)	500	11,365
Potlatch Corp. (Forest Products & Paper)	500	17,865
Principal Financial Group, Inc. (Insurance)	4,500	105,480
PrivateBancorp, Inc. (Banks)	1,000	11,080
ProAssurance Corp.* (Insurance)	500	28,380
Progressive Corp. (Insurance)	9,500	177,840
ProLogis (REIT)	7,000	70,910
Prosperity Bancshares, Inc. (Banks)	500	17,375
Protective Life Corp. (Insurance)	1,500	32,085
Provident Financial Services, Inc. (Savings & Loans)	1,000	11,690
Prudential Financial, Inc. (Insurance)	7,000	375,620
Public Storage, Inc. (REIT)	2,000	175,820
Radian Group, Inc. (Insurance)	2,000	14,480
Raymond James Financial Corp. (Diversified Financial Services)	1,500	37,035
Rayonier, Inc. (Forest Products & Paper)	1,000	44,020
Realty Income Corp. (REIT)	1,500	45,495
Redwood Trust, Inc. (REIT)	1,000	14,640
See accompanying notes to the financial statements.

204 :: ProFund VP Financials :: Financial Statements

Common Stocks, continued
	Shares	Value

Regency Centers Corp. (REIT)	1,000	$34,400
Regions Financial Corp. (Banks)	17,500	115,150
Reinsurance Group of America, Inc. (Insurance)	1,000	45,710
RenaissanceRe Holdings (Insurance)	1,000	56,270
RLI Corp. (Insurance)	500	26,255
SEI Investments Co. (Software)	2,500	50,900
Selective Insurance Group, Inc. (Insurance)	1,000	14,860
Senior Housing Properties Trust (REIT)	2,000	40,220
Simon Property Group, Inc. (REIT)	4,500	363,375
SL Green Realty Corp. (REIT)	1,000	55,040
SLM Corp.* (Diversified Financial Services)	7,000	72,730
St. Joe Co.* (Real Estate)	1,500	34,740
StanCorp Financial Group, Inc. (Insurance)	500	20,270
State Street Corp. (Banks)	7,500	253,650
Sterling Bancshares, Inc. (Banks)	1,500	7,065
Stifel Financial Corp.* (Diversified Financial Services)	500	21,695
Sunstone Hotel Investors, Inc.* (REIT)	1,500	14,895
SunTrust Banks, Inc. (Banks)	7,500	174,750
Susquehanna Bancshares, Inc. (Banks)	2,000	16,660
SVB Financial Group* (Banks)	500	20,615
Synovus Financial Corp. (Banks)	6,500	16,510
T. Rowe Price Group, Inc. (Diversified Financial Services)	4,000	177,560
Tanger Factory Outlet Centers, Inc. (REIT)	500	20,690
Taubman Centers, Inc. (REIT)	1,000	37,630
TCF Financial Corp. (Banks)	2,000	33,220
TD Ameritrade Holding Corp.* (Diversified Financial Services)	3,500	53,550
TFS Financial Corp. (Savings & Loans)	1,500	18,615
The Charles Schwab Corp. (Diversified Financial Services)	14,500	205,610
The Goldman Sachs Group, Inc. (Diversified Financial Services)	6,500	853,255
The Macerich Co. (REIT)	2,000	74,640
The Travelers Cos., Inc. (Insurance)	7,500	369,375
Torchmark Corp. (Insurance)	1,000	49,510
Tower Group, Inc. (Insurance)	500	10,765
Transatlantic Holdings, Inc. (Insurance)	1,000	47,960
TrustCo Bank Corp. NY (Banks)	1,000	5,600
Trustmark Corp. (Banks)	1,000	20,820
U.S. Bancorp (Banks)	28,500	636,975
UDR, Inc. (REIT)	2,500	47,825
UMB Financial Corp. (Banks)	500	17,780
Umpqua Holdings Corp. (Banks)	1,500	17,220
United Bankshares, Inc. (Banks)	500	11,970
Unitrin, Inc. (Insurance)	500	12,800
UnumProvident Corp. (Insurance)	5,000	108,500
Validus Holdings, Ltd. (Insurance)	1,500	36,630
Valley National Bancorp (Banks)	2,500	34,050
Ventas, Inc. (REIT)	2,500	117,375
Visa, Inc.—Class A (Commercial Services)	7,500	530,625
Vornado Realty Trust (REIT)	2,500	182,375
W.R. Berkley Corp. (Insurance)	2,000	52,920
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	1,500	32,820
Washington Federal, Inc. (Savings & Loans)	1,500	24,270
Washington REIT (REIT)	1,000	27,590
Webster Financial Corp. (Banks)	1,000	17,940
Weingarten Realty Investors (REIT)	2,000	38,100
Wells Fargo & Co. (Banks)	73,000	1,868,800
Westamerica Bancorp (Banks)	500	26,260
Western Union Co. (Commercial Services)	10,000	149,100
Whitney Holding Corp. (Banks)	1,500	13,875
Willis Group Holdings PLC (Insurance)	2,500	75,125
Wilmington Trust Corp. (Banks)	1,500	16,635
Wintrust Financial Corp. (Banks)	500	16,670
XL Capital, Ltd.—Class A (Insurance)	5,000	80,050
Zions Bancorp (Banks)	2,500	53,925

TOTAL COMMON STOCKS
(Cost $18,492,760)		27,297,658

TOTAL INVESTMENT SECURITIES (Cost $18,492,760)—100.5%		27,297,658
Net other assets (liabilities)—(0.5)%		(124,907)

NET ASSETS—100.0%		$27,172,751

*	Non-income producing security

ProFund VP Financials invested in the following industries as of June 30, 2010:

		% of
	Value	Net Assets

Banks	$8,176,538	30.1%
Commercial Services	795,605	2.9%
Diversified Financial Services	7,864,035	28.9%
Forest Products & Paper	148,210	0.6%
Insurance	5,718,175	21.1%
REIT	3,649,960	13.4%
Real Estate	216,585	0.8%
Savings & Loans	337,255	1.3%
Software	391,295	1.4%
Other**	(124,907)	(0.5)%

Total	$27,172,751	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Financials :: 205

Statement of Assets and Liabilities (unaudited) :: June 30, 2010

Assets:
Total Investment Securities, at cost	$18,492,760

Securities, at value	27,297,658

Total Investment Securities, at value	27,297,658
Dividends receivable	35,149
Receivable for capital shares issued	14,830
Receivable for investments sold	1,964,669
Prepaid expenses	357

Total Assets	29,312,663

Liabilities:
Cash overdraft	167,833
Payable for capital shares redeemed	1,903,038
Advisory fees payable	14,259
Management services fees payable	1,901
Administration fees payable	999
Administrative services fees payable	11,994
Distribution fees payable	11,791
Trustee fees payable	1
Transfer agency fees payable	3,433
Fund accounting fees payable	2,167
Compliance services fees payable	156
Other accrued expenses	22,340

Total Liabilities	2,139,912

Net Assets	$27,172,751

Net Assets consist of:
Capital	$44,442,793
Accumulated net investment income (loss)	(24,839)
Accumulated net realized gains (losses) on investments	(26,050,101)
Net unrealized appreciation (depreciation) on investments	8,804,898

Net Assets	$27,172,751

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,594,248

Net Asset Value (offering and redemption price per share)	$17.04

Statement of Operations (unaudited) :: For the six months ended June 30, 2010

Investment Income:
Dividends	$235,929
Interest	27

Total Investment Income	235,956

Expenses:
Advisory fees	116,426
Management services fees	15,523
Administration fees	6,163
Transfer agency fees	8,941
Administrative services fees	45,982
Distribution fees	38,809
Custody fees	11,383
Fund accounting fees	12,787
Trustee fees	187
Compliance services fees	134
Other fees	23,466

Total Gross Expenses before reductions	279,801
Less Expenses reduced by the Advisor	(19,006)

Total Net Expenses	260,795

Net Investment Income (Loss)	(24,839)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(336,335)

Change in net unrealized appreciation/depreciation on investments	(1,953,722)

Net Realized and Unrealized Gains (Losses) on Investments	(2,290,057)

Change in Net Assets Resulting from Operations	$(2,314,896)

See accompanying notes to the financial statements.

206 :: ProFund VP Financials :: Financial Statements

Statements of Changes in Net Assets

	For the
	six months ended	For the
	June 30, 2010	year ended
	(unaudited)	December 31, 2009

From Investment Activities:
Operations:
Net investment income (loss)	$(24,839)	$88,722
Net realized gains (losses) on investments	(336,335)	(6,235,235)
Change in net unrealized appreciation/depreciation on investments	(1,953,722)	10,836,278

Change in net assets resulting from operations	(2,314,896)	4,689,765

Distributions to Shareholders From:
Net investment income	(88,722)	(487,543)

Change in net assets resulting from distributions	(88,722)	(487,543)

Capital Transactions:
Proceeds from shares issued	28,286,491	69,097,729
Dividends reinvested	88,722	487,543
Value of shares redeemed	(26,437,703)	(68,746,201)

Change in net assets resulting from capital transactions	1,937,510	839,071

Change in net assets	(466,108)	5,041,293
Net Assets:
Beginning of period	27,638,859	22,597,566

End of period	$27,172,751	$27,638,859

Accumulated net investment income (loss)	$(24,839)	$88,722

Share Transactions:
Issued	1,467,285	4,752,296
Reinvested	4,635	26,598
Redeemed	(1,421,015)	(4,663,728)

Change in shares	50,905	115,166

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Financials :: 207

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the
	six months ended	For the	For the	For the	For the	For the
	June 30, 2010	year ended	year ended	year ended	year ended	year ended
	(unaudited)	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$17.91	$15.82	$32.38	$40.64	$34.84	$33.80

Investment Activities:
Net investment income (loss)(a)	(0.01)	0.06	0.46	0.41	0.34	0.27

Net realized and unrealized gains (losses) on investments	(0.80)	2.32	(16.72)	(8.11)	5.69	1.06

Total income (loss) from investment activities	(0.81)	2.38	(16.26)	(7.70)	6.03	1.33

Distributions to Shareholders From:
Net investment income	(0.06)	(0.29)	(0.30)	(0.56)	(0.23)	(0.29)

Net Asset Value, End of Period	$17.04	$17.91	$15.82	$32.38	$40.64	$34.84

Total Return	(4.58)% (b)	15.01%	(50.54)%	(19.11)%	17.35%	3.98%

Ratios to Average Net Assets:
Gross expenses(c)	1.80%	1.88%	1.85%	1.74%	1.76%	1.92%
Net expenses(c)	1.68%	1.67%	1.63%	1.63%	1.68%	1.92%
Net investment income (loss)(c)	(0.16)%	0.59%	1.90%	1.04%	0.90%	0.80%

Supplemental Data:
Net assets, end of period (000’s)	$27,173	$27,639	$22,598	$24,899	$49,610	$35,924
Portfolio turnover rate(d)	67% (b)	272%	413%	216%	247%	316%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

208 :: ProFund VP Health Care :: Financial Statements

Investment Objective:   The ProFund VP Health Care seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Health Care Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2010

Market Exposure
Investment Type	% of Net Assets

Equity Securities	101%

Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.
Largest Equity Holdings
Company	% of Net Assets

Johnson & Johnson	12.8%
Pfizer, Inc.	9.1%
Merck & Co., Inc.	8.6%
Abbott Laboratories	5.7%
Amgen, Inc.	4.0%

Dow Jones U.S. Health Care Index - Composition
% of Index

Pharmaceuticals and Biotechnology	62%
Health Care Equipment and Services	38%

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.7%)
	Shares	Value

Abbott Laboratories (Pharmaceuticals)	24,479	$1,145,128
Acorda Therapeutics, Inc.* (Biotechnology)	538	16,737
Aetna, Inc. (Healthcare-Services)	6,725	177,405
Alcon, Inc. (Healthcare-Products)	1,345	199,316
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,345	68,851
Alkermes, Inc.* (Pharmaceuticals)	1,614	20,094
Allergan, Inc. (Pharmaceuticals)	4,842	282,095
Amedisys, Inc.* (Healthcare-Services)	538	23,656
American Medical Systems Holdings, Inc.* (Healthcare-Products)	1,076	23,801
AMERIGROUP Corp.* (Healthcare-Services)	807	26,211
Amgen, Inc.* (Biotechnology)	15,333	806,516
Amylin Pharmaceuticals, Inc.* (Pharmaceuticals)	2,152	40,458
Auxilium Pharmaceuticals, Inc.* (Healthcare-Products)	807	18,964
Bard (C.R.), Inc. (Healthcare-Products)	1,614	125,133
Baxter International, Inc. (Healthcare-Products)	9,684	393,558
Beckman Coulter, Inc. (Healthcare-Products)	1,076	64,872
Becton, Dickinson & Co. (Healthcare-Products)	3,497	236,467
Bio-Rad Laboratories, Inc.—Class A* (Biotechnology)	269	23,266
Biogen Idec, Inc.* (Biotechnology)	4,035	191,461
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	1,614	30,601
Boston Scientific Corp.* (Healthcare-Products)	23,941	138,858
Bristol-Myers Squibb Co. (Pharmaceuticals)	27,169	677,595
Brookdale Senior Living, Inc.* (Healthcare-Services)	807	12,105
CareFusion Corp.* (Healthcare-Products)	2,959	67,169
Catalyst Health Solutions, Inc.* (Pharmaceuticals)	538	18,561
Celera Corp.* (Biotechnology)	1,345	8,810
Celgene Corp.* (Biotechnology)	7,263	369,106
Centene Corp.* (Healthcare-Services)	807	17,350
Cephalon, Inc.* (Pharmaceuticals)	1,076	61,063
Cepheid, Inc.* (Healthcare-Products)	1,076	17,238
Charles River Laboratories International, Inc.* (Biotechnology)	1,076	36,810
CIGNA Corp. (Insurance)	4,304	133,682
Community Health Systems, Inc.* (Healthcare-Services)	1,614	54,569
Cooper Cos., Inc. (Healthcare-Products)	807	32,111
Covance, Inc.* (Healthcare-Services)	1,076	55,220
Coventry Health Care, Inc.* (Healthcare-Services)	2,421	42,803
Covidien PLC (Healthcare-Products)	8,070	324,253
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	807	16,624
DaVita, Inc.* (Healthcare-Services)	1,614	100,778
Dendreon Corp.* (Biotechnology)	2,152	69,574
DENTSPLY International, Inc. (Healthcare-Products)	2,421	72,412
Edwards Lifesciences Corp.* (Healthcare-Products)	1,883	105,486
Eli Lilly & Co. (Pharmaceuticals)	15,602	522,667
Emergency Medical Services Corp.—Class A* (Commercial Services)	538	26,378
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	1,614	35,217
Express Scripts, Inc.* (Pharmaceuticals)	8,070	379,451
Forest Laboratories, Inc.* (Pharmaceuticals)	4,842	132,816
Gen-Probe, Inc.* (Healthcare-Products)	807	36,654
Genzyme Corp.* (Biotechnology)	4,304	218,514
Gilead Sciences, Inc.* (Pharmaceuticals)	14,257	488,730
Haemonetics Corp.* (Healthcare-Products)	269	14,397
Health Management Associates, Inc.—Class A* (Healthcare-Services)	3,766	29,262
Health Net, Inc.* (Healthcare-Services)	1,614	39,333
HEALTHSOUTH Corp.* (Healthcare-Services)	1,614	30,198
Healthways, Inc.* (Healthcare-Services)	538	6,413
Henry Schein, Inc.* (Healthcare-Products)	1,345	73,840
Hill-Rom Holdings, Inc. (Healthcare-Products)	1,076	32,743
HMS Holdings Corp.* (Commercial Services)	538	29,170
Hologic, Inc.* (Healthcare-Products)	4,035	56,208
Hospira, Inc.* (Pharmaceuticals)	2,690	154,540
Human Genome Sciences, Inc.* (Biotechnology)	2,959	67,051
Humana, Inc.* (Healthcare-Services)	2,690	122,852
IDEXX Laboratories, Inc.* (Healthcare-Products)	807	49,146
Illumina, Inc.* (Biotechnology)	1,883	81,967
Immucor, Inc.* (Healthcare-Products)	1,076	20,498
Incyte, Corp.* (Biotechnology)	1,883	20,845
Intuitive Surgical, Inc.* (Healthcare-Products)	538	169,804
Invacare Corp. (Healthcare-Products)	538	11,158
Inverness Medical Innovations, Inc.* (Healthcare-Products)	1,345	35,858

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Health Care :: 209

Common Stocks, continued
	Shares	Value

Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	1,345	$12,872
Johnson & Johnson (Healthcare-Products)	43,847	2,589,604
Kinetic Concepts, Inc.* (Healthcare-Products)	1,076	39,285
King Pharmaceuticals, Inc.* (Pharmaceuticals)	4,035	30,626
Laboratory Corp. of America Holdings* (Healthcare-Services)	1,614	121,615
Life Technologies Corp.* (Biotechnology)	2,959	139,813
LifePoint Hospitals, Inc.* (Healthcare-Services)	807	25,340
Lincare Holdings, Inc.* (Healthcare-Services)	1,614	52,471
Magellan Health Services, Inc.* (Healthcare-Services)	538	19,540
Masimo Corp. (Healthcare-Products)	807	19,215
Medco Health Solutions, Inc.* (Pharmaceuticals)	7,263	400,046
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	1,076	23,543
Mednax, Inc.* (Healthcare-Services)	807	44,877
Medtronic, Inc. (Healthcare-Products)	17,754	643,938
Merck & Co., Inc. (Pharmaceuticals)	49,496	1,730,875
Millipore Corp.* (Biotechnology)	807	86,067
Mylan Laboratories, Inc.* (Pharmaceuticals)	4,842	82,508
Myriad Genetics, Inc.* (Biotechnology)	1,614	24,129
Nektar Therapeutics* (Biotechnology)	1,345	16,275
NuVasive, Inc.* (Healthcare-Products)	538	19,077
Odyssey Healthcare, Inc.* (Healthcare-Services)	538	14,375
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	1,076	23,231
Owens & Minor, Inc. (Distribution/Wholesale)	1,076	30,537
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	538	13,966
PAREXEL International Corp.* (Commercial Services)	807	17,496
Patterson Cos., Inc. (Healthcare-Products)	1,614	46,047
PDL BioPharma, Inc. (Biotechnology)	1,883	10,582
Perrigo Co. (Pharmaceuticals)	1,345	79,449
Pfizer, Inc. (Pharmaceuticals)	128,044	1,825,907
Pharmaceutical Product Development, Inc. (Commercial Services)	1,883	47,847
PharMerica Corp.* (Pharmaceuticals)	538	7,887
PSS World Medical, Inc.* (Healthcare-Products)	807	17,068
Psychiatric Solutions, Inc.* (Healthcare-Services)	807	26,405
Quest Diagnostics, Inc. (Healthcare-Services)	2,421	120,493
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	1,076	24,016
ResMed, Inc.* (Healthcare-Products)	1,076	65,432
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	807	31,497
Savient Pharmaceuticals, Inc.* (Biotechnology)	1,076	13,558
Sirona Dental Systems, Inc.* (Healthcare-Products)	538	18,744
St. Jude Medical, Inc.* (Healthcare-Products)	5,111	184,456
STERIS Corp. (Healthcare-Products)	807	25,082
Stryker Corp. (Healthcare-Products)	4,842	242,391
Techne Corp. (Healthcare-Products)	538	30,908
Teleflex, Inc. (Miscellaneous Manufacturing)	538	29,203
Tenet Healthcare Corp.* (Healthcare-Services)	7,532	32,689
Theravance, Inc.* (Pharmaceuticals)	1,076	13,525
Thermo Fisher Scientific, Inc.* (Electronics)	6,456	316,667
Thoratec Corp.* (Healthcare-Products)	807	34,483
United Therapeutics Corp.* (Pharmaceuticals)	807	39,390
UnitedHealth Group, Inc. (Healthcare-Services)	18,292	519,493
Universal Health Services, Inc.—Class B (Healthcare-Services)	1,345	51,312
Valeant Pharmaceuticals International* (Pharmaceuticals)	807	42,198
Varian Medical Systems, Inc.* (Healthcare-Products)	1,883	98,443
Vertex Pharmaceuticals, Inc.* (Biotechnology)	3,228	106,201
Warner Chilcott PLC—Class A* (Pharmaceuticals)	1,614	36,880
Waters Corp.* (Electronics)	1,345	87,021
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	1,883	76,393
WellCare Health Plans, Inc.* (Healthcare-Services)	538	12,772
WellPoint, Inc.* (Healthcare-Services)	6,725	329,054
West Pharmaceutical Services, Inc. (Healthcare-Products)	538	19,632
Zimmer Holdings, Inc.* (Healthcare-Products)	3,228	174,473

TOTAL COMMON STOCKS (Cost $14,443,734)		20,291,396

TOTAL INVESTMENT SECURITIES (Cost $14,443,734)—100.7%		20,291,396
Net other assets (liabilities)—(0.7)%		(133,672)

NET ASSETS—100.0%		$20,157,724

*	Non-income producing security

ProFund VP Health Care invested in the following industries as of June 30, 2010:

		% of
	Value	Net Assets

Biotechnology	$2,400,149	11.9%
Commercial Services	120,891	0.6%
Distribution/Wholesale	30,537	0.2%
Electronics	403,688	2.0%
Healthcare - Products	6,588,222	32.7%
Healthcare - Services	2,108,591	10.5%
Insurance	133,682	0.7%
Miscellaneous Manufacturing	29,203	0.1%
Pharmaceuticals	8,476,433	42.0%
Other**	(133,672)	(0.7)%

Total	$20,157,724	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

210 :: ProFund VP Health Care :: Financial Statements

Statement of Assets and Liabilities (unaudited) :: June 30, 2010

Assets:
Total Investment Securities, at cost	$14,443,734

Securities, at value	20,291,396

Total Investment Securities, at value	20,291,396
Dividends receivable	31,530
Receivable for investments sold	377,070
Prepaid expenses	345

Total Assets	20,700,341

Liabilities:
Cash overdraft	254,242
Payable for capital shares redeemed	239,683
Advisory fees payable	11,094
Management services fees payable	1,479
Administration fees payable	712
Administrative services fees payable	6,729
Distribution fees payable	6,797
Trustee fees payable	1
Transfer agency fees payable	2,322
Fund accounting fees payable	1,545
Compliance services fees payable	134
Other accrued expenses	17,879

Total Liabilities	542,617

Net Assets	$20,157,724

Net Assets consist of:
Capital	$28,002,990
Accumulated net investment income (loss)	33,932
Accumulated net realized gains (losses) on investments	(13,726,860)
Net unrealized appreciation (depreciation) on investments	5,847,662

Net Assets	$20,157,724

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	786,152

Net Asset Value (offering and redemption price per share)	$25.64

Statement of Operations (unaudited) :: For the six months ended June 30, 2010

Investment Income:
Dividends	$255,672
Interest	24

Total Investment Income	255,696

Expenses:
Advisory fees	99,002
Management services fees	13,200
Administration fees	5,296
Transfer agency fees	7,727
Administrative services fees	40,339
Distribution fees	33,001
Custody fees	4,648
Fund accounting fees	10,830
Trustee fees	156
Compliance services fees	127
Other fees	16,853

Total Gross Expenses before reductions	231,179
Less Expenses reduced by the Advisor	(9,415)

Total Net Expenses	221,764

Net Investment Income (Loss)	33,932

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	195,413
Change in net unrealized appreciation/depreciation on investments	(2,029,185)

Net Realized and Unrealized Gains (Losses) on Investments	(1,833,772)

Change in Net Assets Resulting from Operations	$(1,799,840)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Health Care :: 211

Statements of Changes in Net Assets

	For the
	six months ended	For the
	June 30, 2010	year ended
	(unaudited)	December 31, 2009

From Investment Activities:
Operations:
Net investment income (loss)	$33,932	$89,402
Net realized gains (losses) on investments	195,413	(1,235,900)
Change in net unrealized appreciation/depreciation on investments	(2,029,185)	2,613,547

Change in net assets resulting from operations	(1,799,840)	1,467,049

Distributions to Shareholders From:
Net investment income	(89,402)	(110,530)

Change in net assets resulting from distributions	(89,402)	(110,530)

Capital Transactions:
Proceeds from shares issued	13,214,826	43,617,033
Dividends reinvested	89,402	110,530
Value of shares redeemed	(19,445,980)	(42,673,386)

Change in net assets resulting from capital transactions	(6,141,752)	1,054,177

Change in net assets	(8,030,994)	2,410,696
Net Assets:
Beginning of period	28,188,718	25,778,022

End of period	$20,157,724	$28,188,718

Accumulated net investment income (loss)	$33,932	$89,402

Share Transactions:
Issued	465,664	1,755,613
Reinvested	3,073	4,198
Redeemed	(682,444)	(1,846,694)

Change in shares	(213,707)	(86,883)

See accompanying notes to the financial statements.

212 :: ProFund VP Health Care :: Financial Statements

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the
	six months ended	For the	For the	For the	For the	For the
	June 30, 2010	year ended	year ended	year ended	year ended	year ended
	(unaudited)	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$28.19	$23.72	$31.42	$29.48	$28.01	$26.42

Investment Activities:
Net investment income (loss)(a)	0.04	0.10	0.10	0.07	(0.08)	(0.15)
Net realized and unrealized gains (losses) on investments	(2.51)	4.53	(7.72)	1.87	1.55	1.74

Total income (loss) from investment activities	(2.47)	4.63	(7.62)	1.94	1.47	1.59

Distributions to Shareholders From:
Net investment income	(0.08)	(0.16)	(0.08)	—	—	—

Net Asset Value, End of Period	$25.64	$28.19	$23.72	$31.42	$29.48	$28.01

Total Return	(8.79)% (b)	19.56%	(24.29)%	6.58%	5.25%	6.02%
Ratios to Average Net Assets:
Gross expenses(c)	1.75%	1.80%	1.76%	1.72%	1.76%	1.89%
Net expenses(c)	1.68%	1.66%	1.63%	1.63%	1.72%	1.89%
Net investment income (loss)(c)	0.26%	0.43%	0.35%	0.24%	(0.29)%	(0.57)%
Supplemental Data:
Net assets, end of period (000’s)	$20,158	$28,189	$25,778	$62,724	$67,288	$57,307
Portfolio turnover rate(d)	28% (b)	175%	265%	221%	123%	310%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Industrials :: 213

Investment Objective:   The ProFund VP Industrials seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Industrials Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2010

Market Exposure
Investment Type	% of Net Assets

Equity Securities	101%

Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

General Electric Co.	11.3%
United Technologies Corp.	4.1%
3M Co.	3.8%
Boeing Co.	3.1%
United Parcel Service, Inc. - Class B	2.9%

Dow Jones U.S. Industrials Index - Composition
% of Index

General Industrials	24%
Aerospace and Defense	17%
Industrial Engineering	15%
Support Services	14%
Industrial Transportation	13%
Electronic & Electrical Equipment	11%
Construction and Materials	6%

Schedule of Portfolio Investments (unaudited)

Common Stocks (101.1%)
	Shares	Value

3M Co. (Miscellaneous Manufacturing)	5,760	$454,982
AAR Corp.* (Aerospace/Defense)	320	5,357
ABM Industries, Inc. (Commercial Services)	320	6,704
Accenture PLC—Class A (Computers)	5,600	216,440
Actuant Corp.—Class A (Miscellaneous Manufacturing)	640	12,051
Acuity Brands, Inc. (Miscellaneous Manufacturing)	320	11,642
Aecom Technology Corp.* (Engineering & Construction)	800	18,448
AGCO Corp.* (Machinery-Diversified)	800	21,576
Agilent Technologies, Inc.* (Electronics)	3,040	86,427
Alexander & Baldwin, Inc. (Transportation)	320	9,530
Alliance Data Systems Corp.* (Commercial Services)	480	28,570
Alliant Techsystems, Inc.* (Aerospace/Defense)	320	19,859
American Superconductor Corp.* (Electrical Components & Equipment)	320	8,541
Ametek, Inc. (Electrical Components & Equipment)	960	38,544
Amphenol Corp.—Class A (Electronics)	1,600	62,848
Anixter International, Inc.* (Telecommunications)	320	13,632
AptarGroup, Inc. (Miscellaneous Manufacturing)	480	18,154
Arkansas Best Corp. (Transportation)	160	3,320
Arrow Electronics, Inc.* (Electronics)	1,120	25,032
Astec Industries, Inc.* (Machinery-Construction & Mining)	160	4,437
Automatic Data Processing, Inc. (Software)	4,480	180,365
Avnet, Inc.* (Electronics)	1,280	30,861
AVX Corp. (Electronics)	480	6,154
Baldor Electric Co. (Hand/Machine Tools)	320	11,546
Ball Corp. (Packaging & Containers)	800	42,264
BE Aerospace, Inc.* (Aerospace/Defense)	800	20,344
Belden, Inc. (Electrical Components & Equipment)	480	10,560
Bemis Co., Inc. (Packaging & Containers)	960	25,920
Benchmark Electronics, Inc.* (Electronics)	480	7,608
Black Box Corp. (Telecommunications)	160	4,462
Boeing Co. (Aerospace/Defense)	5,920	371,480
Brady Corp.—Class A (Electronics)	480	11,962
Broadridge Financial Solutions, Inc. (Software)	1,120	21,336
Bucyrus International, Inc.—Class A (Machinery-Construction & Mining)	640	30,368
C.H. Robinson Worldwide, Inc. (Transportation)	1,440	80,150
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	480	17,342
Caterpillar, Inc. (Machinery-Construction & Mining)	4,960	297,947
Ceradyne, Inc.* (Miscellaneous Manufacturing)	160	3,419
Checkpoint Systems, Inc.* (Electronics)	320	5,555
Cintas Corp. (Textiles)	1,120	26,846
Clarcor, Inc. (Miscellaneous Manufacturing)	480	17,050
Clean Harbors, Inc.* (Environmental Control)	160	10,626
Cognex Corp. (Machinery-Diversified)	320	5,626
Coinstar, Inc.* (Commercial Services)	320	13,750
Commscope, Inc.* (Telecommunications)	800	19,016
Con-way, Inc. (Transportation)	480	14,410
Convergys Corp.* (Commercial Services)	960	9,418
Cooper Industries PLC (Miscellaneous Manufacturing)	1,440	63,360
CoreLogic, Inc. (Commercial Services)	800	14,128
Corrections Corp. of America* (Commercial Services)	960	18,317
Crane Co. (Miscellaneous Manufacturing)	480	14,501
Crown Holdings, Inc.* (Packaging & Containers)	1,440	36,058
CSX Corp. (Transportation)	3,520	174,697
Cummins, Inc. (Machinery-Diversified)	1,600	104,208
Curtiss-Wright Corp. (Aerospace/Defense)	480	13,939
CyberSource Corp.* (Internet)	640	16,339
Danaher Corp. (Miscellaneous Manufacturing)	4,480	166,297
Deere & Co. (Machinery-Diversified)	3,680	204,902
Deluxe Corp. (Commercial Services)	480	9,000
Dionex Corp.* (Electronics)	160	11,914
Donaldson Co., Inc. (Miscellaneous Manufacturing)	640	27,296
Dover Corp. (Miscellaneous Manufacturing)	1,600	66,864
Eagle Materials, Inc.—Class A (Building Materials)	320	8,298
Eaton Corp. (Miscellaneous Manufacturing)	1,440	94,234
EMCOR Group, Inc.* (Engineering & Construction)	640	14,829
Emerson Electric Co. (Electrical Components & Equipment)	6,720	293,597
EnerSys* (Electrical Components & Equipment)	320	6,838
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	160	4,120
Esterline Technologies Corp.* (Aerospace/Defense)	320	15,184
Euronet Worldwide, Inc.* (Commercial Services)	480	6,139

See accompanying notes to the financial statements.

214 :: ProFund VP Industrials :: Financial Statements

Common Stocks, continued
	Shares	Value

Expeditors International of Washington, Inc. (Transportation)	1,920	$66,259
Fastenal Co. (Distribution/Wholesale)	1,280	64,243
FedEx Corp. (Transportation)	2,560	179,481
Fidelity National Information Services, Inc. (Software)	2,880	77,242
Fiserv, Inc.* (Software)	1,280	58,445
Flextronics International, Ltd.* (Electronics)	7,200	40,320
FLIR Systems, Inc.* (Electronics)	1,280	37,235
Flowserve Corp. (Machinery-Diversified)	480	40,704
Fluor Corp. (Engineering & Construction)	1,600	68,000
Fortune Brands, Inc. (Household Products/Wares)	1,280	50,150
Forward Air Corp. (Transportation)	320	8,720
Foster Wheeler AG* (Engineering & Construction)	1,120	23,587
FTI Consulting, Inc.* (Commercial Services)	480	20,923
G & K Services, Inc. (Textiles)	160	3,304
Gardner Denver, Inc. (Machinery-Diversified)	480	21,403
GATX Corp. (Trucking & Leasing)	320	8,538
Genco Shipping & Trading, Ltd.* (Transportation)	320	4,797
General Cable Corp.* (Electrical Components & Equipment)	480	12,792
General Dynamics Corp. (Aerospace/Defense)	2,880	168,653
General Electric Co. (Miscellaneous Manufacturing)	94,240	1,358,941
Genesee & Wyoming, Inc.—Class A* (Transportation)	320	11,939
Genpact, Ltd.* (Commercial Services)	960	14,909
Global Payments, Inc. (Software)	800	29,232
Goodrich Corp. (Aerospace/Defense)	1,120	74,200
Graco, Inc. (Machinery-Diversified)	480	13,531
GrafTech International, Ltd.* (Electrical Components & Equipment)	1,120	16,374
Granite Construction, Inc. (Engineering & Construction)	320	7,546
Greif, Inc.—Class A (Packaging & Containers)	160	8,886
Harsco Corp. (Miscellaneous Manufacturing)	640	15,040
Heartland Express, Inc. (Transportation)	480	6,970
Hewitt Associates, Inc.* (Commercial Services)	800	27,568
Hexcel Corp.* (Aerospace/Defense Equipment)	800	12,408
Honeywell International, Inc. (Miscellaneous Manufacturing)	6,240	243,547
Hub Group, Inc.—Class A* (Transportation)	320	9,603
Hubbell, Inc.—Class B (Electrical Components & Equipment)	480	19,051
IDEX Corp. (Machinery-Diversified)	640	18,285
Illinois ToolWorks, Inc. (Miscellaneous Manufacturing)	3,840	158,515
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	2,880	99,331
Insituform Technologies, Inc.—Class A* (Engineering & Construction)	320	6,554
Iron Mountain, Inc. (Commercial Services)	1,600	35,936
Itron, Inc.* (Electronics)	320	19,782
ITT Industries, Inc. (Miscellaneous Manufacturing)	1,600	71,872
J.B. Hunt Transport Services, Inc. (Transportation)	800	26,136
Jabil Circuit, Inc. (Electronics)	1,760	23,408
Jack Henry & Associates, Inc. (Computers)	800	19,104
Jacobs Engineering Group, Inc.* (Engineering & Construction)	1,120	40,813
Joy Global, Inc. (Machinery-Construction & Mining)	960	48,086
Kaman Corp. (Aerospace/Defense)	160	3,539
Kansas City Southern Industries, Inc.* (Transportation)	960	34,896
Kaydon Corp. (Metal Fabricate/Hardware)	320	10,515
KBR, Inc. (Engineering & Construction)	1,440	29,290
Kennametal, Inc. (Hand/Machine Tools)	640	16,275
Kirby Corp.* (Transportation)	480	18,360
Knight Transportation, Inc. (Transportation)	480	9,715
L-3 Communications Holdings, Inc. (Aerospace/Defense)	960	68,006
Landstar System, Inc. (Transportation)	480	18,715
Lender Processing Services, Inc. (Diversified Financial Services)	800	25,048
Lennox International, Inc. (Building Materials)	480	19,954
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	320	16,317
Littelfuse, Inc.* (Electrical Components & Equipment)	160	5,058
Lockheed Martin Corp. (Aerospace/Defense)	2,560	190,720
Louisiana-Pacific Corp.* (Forest Products & Paper)	1,120	7,493
Manitowoc Co. (Machinery-Diversified)	1,120	10,237
Manpower, Inc. (Commercial Services)	800	34,544
ManTech International Corp.—Class A* (Software)	160	6,811
Martin Marietta Materials (Building Materials)	480	40,709
Masco Corp. (Building Materials)	3,200	34,432
McDermott International, Inc.* (Engineering & Construction)	2,080	45,053
MDU Resources Group, Inc. (Electric)	1,600	28,848
MeadWestvaco Corp. (Forest Products & Paper)	1,440	31,968
Mettler Toledo International, Inc.* (Electrical Components & Equipment)	320	35,722
Mine Safety Appliances Co. (Environmental Control)	320	7,930
Molex, Inc. (Electrical Components & Equipment)	640	11,674
Molex, Inc.—Class A (Electrical Components & Equipment)	640	9,888
Monster Worldwide, Inc.* (Internet)	1,120	13,048
Moog, Inc.—Class A* (Aerospace/Defense)	320	10,314
MSC Industrial Direct Co.—Class A (Retail)	320	16,211
Mueller Industries, Inc. (Metal Fabricate/Hardware)	320	7,872
Mueller Water Products, Inc.—Class A (Metal Fabricate/Hardware)	1,280	4,749
Nalco Holding Co. (Environmental Control)	1,120	22,915
National Instruments Corp. (Computers)	480	15,254
Navigant Consulting Co.* (Commercial Services)	480	4,982
Navistar International Corp.* (Auto Manufacturers)	480	23,616
NeuStar, Inc.* (Telecommunications)	640	13,197
Nordson Corp. (Machinery-Diversified)	320	17,946
Norfolk Southern Corp. (Transportation)	3,200	169,760
Northrop Grumman Corp. (Aerospace/Defense)	2,560	139,366
Old Dominion Freight Line, Inc.* (Transportation)	320	11,245
Orbital Sciences Corp.* (Aerospace/Defense)	480	7,570
Oshkosh Truck Corp.* (Auto Manufacturers)	800	24,928
Overseas Shipholding Group, Inc. (Transportation)	160	5,926
Owens Corning, Inc.* (Building Materials)	960	28,714
Owens-Illinois, Inc.* (Packaging & Containers)	1,440	38,088
PACCAR, Inc. (Auto Manufacturers)	3,040	121,205
Packaging Corp. of America (Packaging & Containers)	960	21,139
Pactiv Corp.* (Packaging & Containers)	1,120	31,192
Pall Corp. (Miscellaneous Manufacturing)	960	32,995
Parker Hannifin Corp. (Miscellaneous Manufacturing)	1,440	79,862
Paychex, Inc. (Commercial Services)	2,880	74,794
Pentair, Inc. (Miscellaneous Manufacturing)	800	25,760
PerkinElmer, Inc. (Electronics)	960	19,843
PHH Corp.* (Commercial Services)	480	9,139
Plexus Corp.* (Electronics)	320	8,557
Precision Castparts Corp. (Metal Fabricate/Hardware)	1,280	131,737
Quanex Building Products Corp. (Building Materials)	320	5,533
Quanta Services, Inc.* (Commercial Services)	1,920	39,648
R.R. Donnelley & Sons Co. (Commercial Services)	1,760	28,811
Raytheon Co. (Aerospace/Defense)	3,360	162,590
Regal-Beloit Corp. (Hand/Machine Tools)	320	17,850
Republic Services, Inc. (Environmental Control)	2,720	80,866
Resources Connection, Inc.* (Commercial Services)	480	6,528
Robert Half International, Inc. (Commercial Services)	1,280	30,144
Rock-Tenn Co.—Class A (Forest Products & Paper)	320	15,894

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Industrials :: 215

Common Stocks, continued
	Shares	Value

Rockwell Automation, Inc. (Machinery-Diversified)	1,280	$62,835
Rockwell Collins, Inc. (Aerospace/Defense)	1,440	76,507
Roper Industries, Inc. (Miscellaneous Manufacturing)	800	44,768
Ryder System, Inc. (Transportation)	480	19,310
Schnitzer Steel Industries, Inc.—Class A (Iron/Steel)	160	6,272
Sealed Air Corp. (Packaging & Containers)	1,440	28,397
Shaw Group, Inc.* (Engineering & Construction)	800	27,376
Sherwin-Williams Co. (Chemicals)	800	55,352
Silgan Holdings, Inc. (Packaging & Containers)	480	13,622
Simpson Manufacturing Co., Inc. (Building Materials)	320	7,856
Smith Corp. (Miscellaneous Manufacturing)	160	7,710
Sonoco Products Co. (Packaging & Containers)	800	24,384
Spirit Aerosystems Holdings, Inc.—Class A* (Aerospace/Defense)	960	18,298
SPX Corp. (Miscellaneous Manufacturing)	480	25,349
Stericycle, Inc.* (Environmental Control)	800	52,464
Teekay Shipping Corp. (Transportation)	320	8,374
Teledyne Technologies, Inc.* (Aerospace/Defense)	320	12,346
TeleTech Holdings, Inc.* (Commercial Services)	320	4,125
Temple-Inland, Inc. (Forest Products & Paper)	960	19,843
Terex Corp.* (Machinery-Construction & Mining)	960	17,990
Tetra Tech, Inc.* (Environmental Control)	480	9,413
Texas Industries, Inc. (Building Materials)	160	4,726
Textron, Inc. (Miscellaneous Manufacturing)	2,400	40,728
The Brink’s Co. (Miscellaneous Manufacturing)	480	9,134
The Corporate Executive Board Co. (Commercial Services)	320	8,406
Thomas & Betts Corp.* (Electronics)	480	16,656
Timken Co. (Metal Fabricate/Hardware)	640	16,634
Toro Co. (Housewares)	320	15,718
Total System Services, Inc. (Software)	1,760	23,936
Towers Watson & Co.—Class A (Commercial Services)	320	12,432
TransDigm Group, Inc. (Aerospace/Defense Equipment)	320	16,330
Trimble Navigation, Ltd.* (Electronics)	1,120	31,360
Trinity Industries, Inc. (Miscellaneous Manufacturing)	640	11,341
TrueBlue, Inc.* (Commercial Services)	320	3,581
Tyco Electronics, Ltd. (Electronics)	4,000	101,520
Tyco International, Ltd. (Miscellaneous Manufacturing)	4,480	157,830
Union Pacific Corp. (Transportation)	4,480	311,405
United Parcel Service, Inc.—Class B (Transportation)	6,240	354,993
United Rentals, Inc.* (Commercial Services)	480	4,474
United Stationers, Inc.* (Distribution/Wholesale)	160	8,715
United Technologies Corp. (Aerospace/Defense)	7,680	498,509
URS Corp.* (Engineering & Construction)	800	31,480
USG Corp.* (Building Materials)	640	7,731
UTI Worldwide, Inc. (Transportation)	960	11,885
Valmont Industries, Inc. (Metal Fabricate/Hardware)	160	11,626
Valspar Corp. (Chemicals)	800	24,096
Veeco Instruments, Inc.* (Semiconductors)	320	10,970
Verisk Analytics, Inc.—Class A* (Commercial Services)	960	28,704
Vishay Intertechnology, Inc.* (Electronics)	1,440	11,146
VistaPrint N.V.* (Commercial Services)	320	15,197
Vulcan Materials Co. (Building Materials)	960	42,077
W.W. Grainger, Inc. (Distribution/Wholesale)	480	47,736
Wabtec Corp. (Machinery-Diversified)	480	19,147
Waste Connections, Inc.* (Environmental Control)	640	22,330
Waste Management, Inc. (Environmental Control)	4,000	125,160
Watsco, Inc. (Distribution/Wholesale)	320	18,534
Werner Enterprises, Inc. (Transportation)	480	10,507
WESCO International, Inc.* (Distribution/Wholesale)	320	10,774
Weyerhaeuser Co. (Forest Products & Paper)	1,920	67,584
Woodward Governor Co. (Electronics)	480	12,254
World Fuel Services Corp. (Retail)	480	12,451
Wright Express Corp.* (Commercial Services)	320	9,504
Zebra Technologies Corp.—Class A* (Machinery-Diversified)	480	12,178

TOTAL COMMON STOCKS (Cost $9,704,881)		12,185,496
TOTAL INVESTMENT SECURITIES (Cost $9,704,881)—101.1%		12,185,496

Net other assets (liabilities)—(1.1)%		(134,433)

NET ASSETS—100.0%		$12,051,063

*	Non-income producing security

ProFund VP Industrials invested in the following industries as of June 30, 2010:

		% of
	Value	Net Assets

Aerospace/Defense	$1,876,781	15.6%
Aerospace/Defense Equipment	28,738	0.2%
Auto Manufacturers	169,749	1.4%
Building Materials	200,030	1.7%
Chemicals	79,448	0.7%
Commercial Services	520,375	4.3%
Computers	250,798	2.1%
Distribution/Wholesale	150,002	1.3%
Diversified Financial Services	25,048	0.2%
Electric	28,848	0.2%
Electrical Components & Equipment	468,639	3.9%
Electronics	570,442	4.7%
Engineering & Construction	312,976	2.6%
Environmental Control	331,704	2.8%
Forest Products & Paper	142,782	1.2%
Hand/Machine Tools	61,988	0.5%
Household Products/Wares	50,150	0.4%
Housewares	15,718	0.1%
Internet	29,387	0.2%
Iron/Steel	6,272	0.1%
Machinery-Construction & Mining	398,828	3.3%
Machinery-Diversified	552,578	4.6%
Metal Fabricate/Hardware	183,133	1.5%
Miscellaneous Manufacturing	3,354,035	27.8%
Packaging & Containers	269,950	2.2%
Retail	28,662	0.2%
Semiconductors	10,970	0.1%
Software	397,367	3.3%
Telecommunications	50,307	0.4%
Textiles	30,150	0.3%
Transportation	1,581,103	13.1%
Trucking & Leasing	8,538	0.1%
Other**	(134,433)	(1.1)%

Total	$12,051,063	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

216 :: ProFund VP Industrials :: Financial Statements

Statement of Assets and Liabilities (unaudited) :: June 30, 2010

Assets:
Total Investment Securities, at cost	$9,704,881

Securities, at value	12,185,496

Total Investment Securities, at value	12,185,496
Dividends receivable	22,350
Receivable for investments sold	304,560
Prepaid expenses	281

Total Assets	12,512,687

Liabilities:
Cash overdraft	154,667
Payable for capital shares redeemed	280,552
Advisory fees payable	4,593
Management services fees payable	612
Administration fees payable	454
Administrative services fees payable	4,494
Distribution fees payable	3,240
Trustee fees payable	1
Transfer agency fees payable	1,937
Fund accounting fees payable	984
Compliance services fees payable	103
Other accrued expenses	9,987

Total Liabilities	461,624

Net Assets	$12,051,063

Net Assets consist of:
Capital	$17,535,296
Accumulated net investment income (loss)	(1,186)
Accumulated net realized gains (losses) on investments	(7,963,662)
Net unrealized appreciation (depreciation) on investments	2,480,615

Net Assets	$12,051,063

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	418,377

Net Asset Value (offering and redemption price per share)	$28.80

Statement of Operations (unaudited) :: For the six months ended June 30, 2010

Investment Income:
Dividends	$172,818
Interest	20

Total Investment Income	172,838

Expenses:
Advisory fees	77,689
Management services fees	10,359
Administration fees	3,889
Transfer agency fees	5,481
Administrative services fees	36,037
Distribution fees	25,897
Custody fees	12,890
Fund accounting fees	8,163
Trustee fees	118
Compliance services fees	93
Other fees	11,517

Total Gross Expenses before reductions	192,133
Less Expenses reduced by the Advisor	(18,109)

Total Net Expenses	174,024

Net Investment Income (Loss)	(1,186)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	53,197
Change in net unrealized appreciation/depreciation on investments	(500,541)

Net Realized and Unrealized Gains (Losses) on Investments	(447,344)

Change in Net Assets Resulting from Operations	$(448,530)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Industrials :: 217

Statements of Changes in Net Assets

	For the
	six months ended	For the
	June 30, 2010	year ended
	(unaudited)	December 31, 2009

From Investment Activities:
Operations:
Net investment income (loss)	$(1,186)	$57,189
Net realized gains (losses) on investments	53,197	(1,520,468)
Change in net unrealized appreciation/depreciation on investments	(500,541)	2,418,245

Change in net assets resulting from operations	(448,530)	954,966

Distributions to Shareholders From:
Net investment income	(57,189)	(64,535)

Change in net assets resulting from distributions	(57,189)	(64,535)

Capital Transactions:
Proceeds from shares issued	28,606,365	44,829,020
Dividends reinvested	57,189	64,535
Value of shares redeemed	(30,831,094)	(39,816,141)

Change in net assets resulting from capital transactions	(2,167,540)	5,077,414

Change in net assets	(2,673,259)	5,967,845
Net Assets:
Beginning of period	14,724,322	8,756,477

End of period	$12,051,063	$14,724,322

Accumulated net investment income (loss)	$(1,186)	$57,189

Share Transactions:
Issued	900,173	1,720,385
Reinvested	1,793	2,242
Redeemed	(977,340)	(1,590,896)

Change in shares	(75,374)	131,731

See accompanying notes to the financial statements.

218 :: ProFund VP Industrials :: Financial Highlights

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the
	six months ended		For the	For the	For the	For the	For the
	June 30, 2010		year ended	year ended	year ended	year ended	year ended
	(unaudited)		Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$29.82		$24.19	$41.84	$37.45	$33.54	$33.09

Investment Activities:
Net investment income (loss)(a)	—	(b)	0.18	0.14	0.02	(0.05)	(0.11)
Net realized and unrealized gains (losses) on investments	(0.95)		5.64	(16.76)	4.37	3.96	0.90

Total income (loss) from investment activities	(0.95)		5.82	(16.62)	4.39	3.91	0.79

Distributions to Shareholders From:
Net investment income	(0.07)		(0.19)	(0.02)	—	—	—
Net realized gains on investments	—		—	(1.01)	—	—	(0.34)

Total distributions	—		—	(1.03)	—	—	(0.34)

Net Asset Value, End of Period	$28.80		$29.82	$24.19	$41.84	$37.45	$33.54

Total Return	(3.21)%	(c)	24.10%	(40.49)%	11.72%	11.66%	2.44%

Ratios to Average Net Assets:
Gross expenses(d)	1.86%		2.11%	1.89%	1.84%	1.93%	2.17%
Net expenses(d)	1.68%		1.67%	1.63%	1.63%	1.77%	1.98%
Net investment income (loss)(d)	(0.01)%		0.69%	0.41%	0.04%	(0.14)%	(0.36)%

Supplemental Data:
Net assets, end of period (000’s)	$12,051		$14,724	$8,756	$23,519	$9,581	$10,101
Portfolio turnover rate(e)	130%	(c)	434%	422%	532%	753%	720%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Amount is less than $0.005.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Internet :: 219

Investment Objective:   The ProFund VP Internet seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones Internet Composite Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2010

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Google, Inc. - Class A	10.0%
Amazon.com, Inc.	6.8%
eBay, Inc.	5.5%
Yahoo!, Inc.	5.2%
Juniper Networks, Inc.	4.5%

Dow Jones Composite Internet Index - Composition
The Dow Jones Composite Internet Index is comprised of a single sector.

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.4%)
	Shares	Value

Akamai Technologies, Inc.* (Internet)	5,025	$203,864
Allscripts Healthcare Solutions, Inc.* (Software)	5,494	88,453
Amazon.com, Inc.* (Internet)	3,551	387,982
Ariba, Inc.* (Internet)	6,968	111,000
Art Technology Group, Inc.* (Internet)	19,430	66,451
Blue Nile, Inc.* (Internet)	1,608	75,705
Check Point Software Technologies, Ltd.* (Internet)	6,097	179,740
Concur Technologies, Inc.* (Software)	2,814	120,102
Constant Contact, Inc.* (Internet)	3,283	70,026
CyberSource Corp.* (Internet)	4,690	119,736
DealerTrack Holdings, Inc.* (Internet)	4,422	72,742
Digital River, Inc.* (Internet)	3,618	86,506
E*TRADE Financial Corp.* (Diversified Financial Services)	10,519	124,335
EarthLink, Inc. (Internet)	10,787	85,865
eBay, Inc.* (Internet)	15,946	312,701
Expedia, Inc. (Internet)	8,375	157,282
Google, Inc.—Class A* (Internet)	1,273	566,421
IAC/InterActiveCorp* (Internet)	5,360	117,759
Internap Network Services Corp.* (Internet)	10,921	45,541
j2 Global Communications, Inc.* (Internet)	4,154	90,723
Juniper Networks, Inc.* (Telecommunications)	11,122	253,804
Monster Worldwide, Inc.* (Internet)	8,911	103,813
Netflix, Inc.* (Internet)	1,608	174,709
NETGEAR, Inc.* (Telecommunications)	3,953	70,522
Priceline.com, Inc.* (Internet)	1,273	224,735
Quest Software, Inc.* (Software)	5,293	95,486
RealNetworks, Inc.* (Internet)	17,353	57,265
Salesforce.com, Inc.* (Software)	2,747	235,748
Sapient Corp. (Internet)	8,978	91,037
SONICWALL, Inc.* (Internet)	6,700	78,725
Sonus Networks, Inc.* (Telecommunications)	27,135	73,536
TD Ameritrade Holding Corp.* (Diversified Financial Services)	9,447	144,539
Tibco Software, Inc.* (Internet)	10,854	130,899
United Online, Inc. (Internet)	11,323	65,220
ValueClick, Inc.* (Internet)	7,973	85,231
VeriSign, Inc.* (Internet)	6,566	174,327
Vocus, Inc.* (Internet)	3,685	56,307
WebMD Health Corp.* (Internet)	2,814	130,654
Websense, Inc.* (Internet)	4,221	79,777
Yahoo!, Inc.* (Internet)	21,306	294,662

TOTAL COMMON STOCKS
(Cost $3,061,075)		5,703,930

Repurchase Agreements (0.3%)
	Principal
	Amount

Bank of America, 0.00%, 7/1/10, dated 6/30/10, with a repurchase price of $6,000 (Collateralized by $5,800 U.S. Treasury Notes, 3.63%, 8/15/19, market value $6,206)	$6,000	6,000
HSBC, 0.00%, 7/1/10, dated 6/30/10, with a repurchase price of $11,000 (Collateralized by $11,000 of various U.S. Treasury Securities, 1.00%–1.88%, 11/18/11–6/15/12, market value $11,236)	11,000	11,000
UMB, 0.00%, 7/1/10, dated 6/30/10, with a repurchase price of $2,000 (Collateralized by $2,100 U.S. Treasury Notes, 2.00%, 9/30/10, market value $2,120)	2,000	2,000

TOTAL REPURCHASE AGREEMENTS
(Cost $19,000)		19,000

TOTAL INVESTMENT SECURITIES
(Cost $3,080,075)—100.7%		5,722,930
Net other assets (liabilities)—(0.7)%		(40,357)

NET ASSETS—100.0%		$5,682,573

*	Non-income producing security

See accompanying notes to the financial statements.

220 :: ProFund VP Internet :: Financial Statements

ProFund VP Internet invested in the following industries as of June 30, 2010:

		% of
	Value	Net Assets

Diversified Financial Services	$268,874	4.7%
Internet	4,497,405	79.2%
Software	539,789	9.5%
Telecommunications	397,862	7.0%
Other**	(21,357)	(0.4)%

Total	$5,682,573	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Internet :: 221

Statement of Assets and Liabilities (unaudited) :: June 30, 2010

Assets:
Total Investment Securities, at cost	$3,080,075

Securities, at value	5,703,930
Repurchase agreements, at value	19,000

Total Investment Securities, at value	5,722,930
Cash	72
Prepaid expenses	100

Total Assets	5,723,102

Liabilities:
Payable for capital shares redeemed	27,548
Advisory fees payable	2,969
Management services fees payable	395
Administration fees payable	203
Administrative services fees payable	1,804
Distribution fees payable	1,294
Transfer agency fees payable	702
Fund accounting fees payable	440
Compliance services fees payable	37
Other accrued expenses	5,137

Total Liabilities	40,529

Net Assets	$5,682,573

Net Assets consist of:
Capital	$3,052,314
Accumulated net investment income (loss)	(59,804)
Accumulated net realized gains (losses) on investments	47,208
Net unrealized appreciation (depreciation) on investments	2,642,855

Net Assets	$5,682,573

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	133,706

Net Asset Value (offering and redemption price per share)	$42.50

Statement of Operations (unaudited) :: For the six months ended June 30, 2010

Investment Income:
Dividends	$11,250
Interest	6

Total Investment Income	11,256

Expenses:
Advisory fees	31,723
Management services fees	4,230
Administration fees	1,698
Transfer agency fees	2,438
Administrative services fees	14,711
Distribution fees	10,575
Custody fees	2,772
Fund accounting fees	3,418
Trustee fees	65
Compliance services fees	30
Other fees	4,752

Total Gross Expenses before reductions	76,412
Less Expenses reduced by the Advisor	(5,352)

Total Net Expenses	71,060

Net Investment Income (Loss)	(59,804)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	1,412,861
Change in net unrealized appreciation/depreciation on investments	(2,154,869)

Net Realized and Unrealized Gains (Losses) on Investments	(742,008)

Change in Net Assets Resulting from Operations	$(801,812)

See accompanying notes to the financial statements.

222 :: ProFund VP Internet :: Financial Statements

Statements of Changes in Net Assets

	For the
	six months ended	For the
	June 30, 2010	year ended
	(unaudited)	December 31, 2009

From Investment Activities:
Operations:
Net investment income (loss)	$(59,804)	$(131,033)
Net realized gains (losses) on investments	1,412,861	332,108
Change in net unrealized appreciation/depreciation on investments	(2,154,869)	4,166,197

Change in net assets resulting from operations	(801,812)	4,367,272

Distributions to Shareholders From:
Net realized gains on investments	(323,659)	—

Change in net assets resulting from distributions	(323,659)	—

Capital Transactions:
Proceeds from shares issued	7,262,206	32,767,696
Dividends reinvested	323,659	—
Value of shares redeemed	(15,656,667)	(24,694,493)

Change in net assets resulting from capital transactions	(8,070,802)	8,073,203

Change in net assets	(9,196,273)	12,440,475
Net Assets:
Beginning of period	14,878,846	2,438,371

End of period	$5,682,573	$14,878,846

Accumulated net investment income (loss)	$(59,804)	$—

Share Transactions:
Issued	152,919	895,176
Reinvested	6,856	—
Redeemed	(346,036)	(668,167)

Change in shares	(186,261)	227,009

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Internet :: 223

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the
	six months ended	For the	For the	For the	For the	For the
	June 30, 2010	year ended	year ended	year ended	year ended	year ended
	(unaudited)	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$46.50	$26.23	$53.50	$48.95	$58.35	$54.32

Investment Activities:
Net investment income (loss)(a)	(0.33)	(0.58)	(0.64)	(0.80)	0.33	(0.98)
Net realized and unrealized gains (losses) on investments	(1.98)	20.85	(21.72)	5.79	(0.11)	5.01

Total income (loss) from investment activities	(2.31)	20.27	(22.36)	4.99	0.22	4.03

Distributions to Shareholders From:
Net investment income	—	—	—	(0.44)	—	—
Net realized gains on investments	(1.69)	—	(4.91)	—	(9.62)	—

Total distributions	(1.69)	—	(4.91)	(0.44)	(9.62)	—

Net Asset Value, End of Period	$42.50	$46.50	$26.23	$53.50	$48.95	$58.35

Total Return	(5.33)% (b)	77.28%	(44.83)%	10.19%	1.36%	7.44%

Ratios to Average Net Assets:
Gross expenses(c)	1.81%	1.83%	1.79%	1.75%	1.81%	1.92%
Net expenses(c)	1.68%	1.67%	1.63%	1.63%	1.71%	1.92%
Net investment income (loss)(c)	(1.41)%	(1.53)%	(1.42)%	(1.49)%	0.60%	(1.87)%

Supplemental Data:
Net assets, end of period (000’s)	$5,683	$14,879	$2,438	$13,487	$9,275	$25,338
Portfolio turnover rate(d)	85% (b)	286%	(270)%	495%	343%	855%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

224 :: ProFund VP Oil & Gas :: Financial Statements

Investment Objective:   The ProFund VP Oil & Gas seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Oil & Gas Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2010

Market Exposure
Investment Type	% of Net Assets

Equity Securities	94%

Total Exposure	94%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Exxon Mobil Corp.	23.8%
Chevron Corp.	12.0%
ConocoPhillips	6.0%
Schlumberger, Ltd.	5.8%
Occidental Petroleum Corp.	4.5%

Dow Jones U.S. Oil & Gas Index - Composition
% of Index

Oil and Gas Producers	77%
Oil Equipment, Services and Distribution	22%
Alternative Energy	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (94.1%)
	Shares	Value

Anadarko Petroleum Corp. (Oil & Gas)	25,594	$923,687
Apache Corp. (Oil & Gas)	17,190	1,447,226
Arena Resources, Inc.* (Oil & Gas)	1,910	60,929
Atlas Energy, Inc.* (Oil & Gas)	4,202	113,748
Atwood Oceanics, Inc.* (Oil & Gas)	2,674	68,241
Baker Hughes, Inc. (Oil & Gas Services)	21,774	905,145
Berry Petroleum Co.—Class A (Oil & Gas)	2,292	58,950
Bill Barrett Corp.* (Oil & Gas)	2,292	70,525
Brigham Exploration Co.* (Oil & Gas)	6,112	94,003
Bristow Group, Inc.* (Transportation)	1,910	56,154
Cabot Oil & Gas Corp. (Oil & Gas)	5,348	167,499
Cameron International Corp.* (Oil & Gas Services)	12,606	409,947
Carrizo Oil & Gas, Inc.* (Oil & Gas)	1,528	23,730
Chart Industries, Inc.* (Machinery-Diversified)	1,528	23,806
Chesapeake Energy Corp. (Oil & Gas)	33,234	696,252
Chevron Corp. (Oil & Gas)	103,140	6,999,080
Cimarex Energy Co. (Oil & Gas)	4,202	300,779
Complete Production Services, Inc.* (Oil & Gas Services)	3,438	49,163
Comstock Resources, Inc.* (Oil & Gas)	2,292	63,534
Concho Resources, Inc.* (Oil & Gas)	3,820	211,361
ConocoPhillips (Oil & Gas)	71,434	3,506,695
Continental Resources, Inc.* (Oil & Gas)	1,528	68,179
Core Laboratories N.V. (Oil & Gas Services)	1,146	169,161
Denbury Resources, Inc.* (Oil & Gas)	20,628	301,994
Devon Energy Corp. (Oil & Gas)	21,392	1,303,201
Diamond Offshore Drilling, Inc. (Oil & Gas)	3,438	213,809
Dresser-Rand Group, Inc.* (Oil & Gas Services)	4,202	132,573
Drill-Quip, Inc.* (Oil & Gas Services)	1,528	67,263
El Paso Corp. (Pipelines)	36,290	403,182
Energen Corp. (Gas)	3,820	169,341
EOG Resources, Inc. (Oil & Gas)	12,988	1,277,630
EXCO Resources, Inc. (Oil & Gas)	8,786	128,363
Exterran Holdings, Inc.* (Oil & Gas Services)	3,056	78,875
Exxon Mobil Corp. (Oil & Gas)	243,334	13,887,071
First Solar, Inc.* (Energy-Alternate Sources)	2,292	260,898
FMC Technologies, Inc.* (Oil & Gas Services)	6,112	321,858
Forest Oil Corp.* (Oil & Gas)	5,730	156,773
Frontier Oil Corp. (Oil & Gas)	5,348	71,931
Global Industries, Ltd.* (Oil & Gas Services)	5,348	24,013
Halliburton Co. (Oil & Gas Services)	45,840	1,125,372
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	4,966	53,484
Helmerich & Payne, Inc. (Oil & Gas)	4,966	181,358
Hess Corp. (Oil & Gas)	15,280	769,195
Holly Corp. (Oil & Gas)	2,292	60,921
Key Energy Services, Inc.* (Oil & Gas Services)	6,494	59,615
Marathon Oil Corp. (Oil & Gas)	36,672	1,140,133
Mariner Energy, Inc.* (Oil & Gas)	5,348	114,875
Murphy Oil Corp. (Oil & Gas)	9,932	492,131
Nabors Industries, Ltd.* (Oil & Gas)	14,516	255,772
National-Oilwell Varco, Inc. (Oil & Gas Services)	21,392	707,433
Newfield Exploration Co.* (Oil & Gas)	6,876	335,961
Noble Corp. (Oil & Gas)	13,370	413,267
Noble Energy, Inc. (Oil & Gas)	8,786	530,059
Occidental Petroleum Corp. (Oil & Gas)	33,998	2,622,946
Oceaneering International, Inc.* (Oil & Gas Services)	2,674	120,063
OGE Energy Corp. (Electric)	4,966	181,557
Oil States International, Inc.* (Oil & Gas Services)	2,674	105,837
Parker Drilling Co.* (Oil & Gas)	5,730	22,634
Patterson-UTI Energy, Inc. (Oil & Gas)	8,022	103,243
Penn Virginia Corp. (Oil & Gas)	2,292	46,092
Petrohawk Energy Corp.* (Oil & Gas)	15,280	259,302
Pioneer Natural Resources Co. (Oil & Gas)	6,112	363,358
Plains Exploration & Production Co.* (Oil & Gas)	7,258	149,587
Pride International, Inc.* (Oil & Gas)	8,022	179,212
QEP Resources, Inc.* (Oil & Gas)	8,579	264,491
Quicksilver Resources, Inc.* (Oil & Gas)	6,112	67,232
Range Resources Corp. (Oil & Gas)	8,022	322,083
Rowan Cos., Inc.* (Oil & Gas)	5,730	125,716
SandRidge Energy, Inc.* (Oil & Gas)	9,550	55,677
Schlumberger, Ltd. (Oil & Gas Services)	61,120	3,382,381
SEACOR SMIT, Inc.* (Oil & Gas Services)	1,146	80,976
SM Energy Co. (Oil & Gas)	3,056	122,729
Smith International, Inc. (Oil & Gas Services)	12,606	474,616
Southern Union Co. (Gas)	6,112	133,608
Southwestern Energy Co.* (Oil & Gas)	17,954	693,743
Sunoco, Inc. (Oil & Gas)	6,112	212,514
SunPower Corp.—Class A* (Energy-Alternate Sources)	2,674	32,355

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Oil & Gas :: 225

Common Stocks, continued
	Shares	Value

SunPower Corp.—Class B* (Electrical Components & Equipment)	2,292	$24,754
Superior Energy Services, Inc.* (Oil & Gas Services)	3,820	71,319
Swift Energy Co.* (Oil & Gas)	1,910	51,398
Tesoro Petroleum Corp. (Oil & Gas)	7,258	84,701
TETRA Technologies, Inc.* (Oil & Gas Services)	3,820	34,686
The Williams Cos., Inc. (Pipelines)	29,414	537,688
Tidewater, Inc. (Oil & Gas Services)	2,674	103,537
Transocean, Ltd.* (Oil & Gas)	17,190	796,413
Ultra Petroleum Corp.* (Oil & Gas)	7,640	338,070
Unit Corp.* (Oil & Gas)	2,292	93,032
Valero Energy Corp. (Oil & Gas)	29,032	521,995
Weatherford International, Ltd.* (Oil & Gas Services)	37,436	491,909
Whiting Petroleum Corp.* (Oil & Gas)	2,292	179,739

TOTAL COMMON STOCKS
(Cost $30,123,218)		54,977,338

TOTAL INVESTMENT SECURITIES
(Cost $30,123,218)—94.1%		54,977,338
Net other assets (liabilities)—5.9%		3,448,907

NET ASSETS—100.0%		$58,426,245

*	Non-income producing security

ProFund VP Oil & Gas invested in the following industries as of June 30, 2010:

		% of
	Value	Net Assets

Electric	$181,557	0.3%
Electrical Components & Equipment	24,754	0.1%
Energy-Alternate Sources	293,253	0.5%
Gas	302,949	0.5%
Machinery-Diversified	23,806	NM
Oil & Gas	44,184,769	75.6%
Oil & Gas Services	8,969,226	15.4%
Pipelines	940,870	1.6%
Transportation	56,154	0.1%
Other**	3,448,907	5.9%

Total	$58,426,245	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

226 :: ProFund VP Oil & Gas :: Financial Statements

Statement of Assets and Liabilities (unaudited) :: June 30, 2010

Assets:
Total Investment Securities, at cost	$30,123,218

Securities, at value	54,977,338

Total Investment Securities, at value	54,977,338
Dividends receivable	36,522
Receivable for capital shares issued	1,793,848
Receivable for investments sold	3,013,905
Prepaid expenses	892

Total Assets	59,822,505

Liabilities:
Cash overdraft	697,345
Payable for investments purchased	270,960
Payable for capital shares redeemed	286,033
Advisory fees payable	33,053
Management services fees payable	4,408
Administration fees payable	2,101
Administrative services fees payable	24,649
Distribution fees payable	20,282
Trustee fees payable	3
Transfer agency fees payable	7,035
Fund accounting fees payable	4,559
Compliance services fees payable	353
Other accrued expenses	45,479

Total Liabilities	1,396,260

Net Assets	$58,426,245

Net Assets consist of:
Capital	$46,795,592
Accumulated net investment income (loss)	67,114
Accumulated net realized gains (losses) on investments	(13,290,581)
Net unrealized appreciation (depreciation) on investments	24,854,120

Net Assets	$58,426,245

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,710,674

Net Asset Value (offering and redemption price per share)	$34.15

Statement of Operations (unaudited) :: For the six months ended June 30, 2010

Investment Income:
Dividends	$687,366
Interest	41

Total Investment Income	687,407

Expenses:
Advisory fees	276,916
Management services fees	36,922
Administration fees	15,123
Transfer agency fees	22,031
Administrative services fees	118,523
Distribution fees	92,305
Custody fees	6,352
Fund accounting fees	29,998
Trustee fees	488
Compliance services fees	327
Other fees	53,108

Total Gross Expenses before reductions	652,093
Less Expenses reduced by the Advisor	(31,800)

Total Net Expenses	620,293

Net Investment Income (Loss)	67,114

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	2,960,987
Change in net unrealized appreciation/depreciation on investments	(13,186,100)

Net Realized and Unrealized Gains (Losses) on Investments	(10,225,113)

Change in Net Assets Resulting from Operations	$(10,157,999)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Oil & Gas :: 227

Statements of Changes in Net Assets

	For the
	six months ended	For the
	June 30, 2010	year ended
	(unaudited)	December 31, 2009

From Investment Activities:
Operations:
Net investment income (loss)	$67,114	$304,297
Net realized gains (losses) on investments	2,960,987	(5,870,692)
Change in net unrealized appreciation/depreciation on investments	(13,186,100)	13,491,193

Change in net assets resulting from operations	(10,157,999)	7,924,798

Distributions to Shareholders From:
Net investment income	(304,297)	—
Net realized gains on investments	—	(9,120,883)

Change in net assets resulting from distributions	(304,297)	(9,120,883)

Capital Transactions:
Proceeds from shares issued	36,551,500	105,987,598
Dividends reinvested	304,297	9,120,883
Value of shares redeemed	(50,574,002)	(97,981,112)

Change in net assets resulting from capital transactions	(13,718,205)	17,127,369

Change in net assets	(24,180,501)	15,931,284
Net Assets:
Beginning of period	82,606,746	66,675,462

End of period	$58,426,245	$82,606,746

Accumulated net investment income (loss)	$67,114	$304,297

Share Transactions:
Issued	921,809	2,684,278
Reinvested	7,682	236,660
Redeemed	(1,302,609)	(2,553,632)

Change in shares	(373,118)	367,306

See accompanying notes to the financial statements.

228 :: ProFund VP Oil & Gas :: Financial Highlights

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the
	six months ended	For the	For the	For the	For the	For the
	June 30, 2010	year ended	year ended	year ended	year ended	year ended
	(unaudited)	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$39.64	$38.84	$66.69	$51.51	$47.02	$36.63

Investment Activities:
Net investment income (loss)(a)	0.04	0.15	(0.15)	(0.17)	(0.08)	(0.15)
Net realized and unrealized gains (losses) on investments	(5.37)	5.73	(23.29)	16.79	9.13	11.64

Total income (loss) from investment activities	(5.33)	5.88	(23.44)	16.62	9.05	11.49

Distributions to Shareholders From:
Net investment income	(0.16)	—	—	—	—	—
Net realized gains on investments	—	(5.08)	(4.41)	(1.44)	(4.56)	(1.10)

Total distributions	(0.16)	(5.08)	(4.41)	(1.44)	(4.56)	(1.10)

Net Asset Value, End of Period	$34.15	$39.64	$38.84	$66.69	$51.51	$47.02

Total Return	(13.50)% (b)	15.50%	(36.95)%	32.48%	20.63%	31.31%

Ratios to Average Net Assets:
Gross expenses(c)	1.77%	1.81%	1.73%	1.71%	1.76%	1.86%
Net expenses(c)	1.68%	1.67%	1.63%	1.63%	1.68%	1.86%
Net investment income (loss)(c)	0.18%	0.39%	(0.25)%	(0.30)%	(0.15)%	(0.34)%

Supplemental Data:
Net assets, end of period (000’s)	$58,426	$82,607	$66,675	$194,871	$144,216	$148,466
Portfolio turnover rate(d)	25% (b)	109%	147%	180%	166%	298%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Pharmaceuticals :: 229

Investment Objective:   The ProFund VP Pharmaceuticals seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Pharmaceuticals Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2010

Market Exposure
Investment Type	% of Net Assets

Equity Securities	75%
Swap Agreements	26%

Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Johnson & Johnson	24.6%
Pfizer, Inc.	19.1%
Eli Lilly & Co.	5.5%
Bristol-Myers Squibb Co.	4.7%
Merck & co., Inc.	4.5%

Dow Jones U.S. Pharmaceuticals Index - Composition
The Dow Jones U.S. Pharmaceuticals Index is comprised of a single sector.

Schedule of Portfolio Investments (unaudited)

Common Stocks (74.6%)
	Shares	Value

Abbott Laboratories (Pharmaceuticals)	5,508	$257,664
Alkermes, Inc.* (Pharmaceuticals)	972	12,101
Allergan, Inc. (Pharmaceuticals)	3,024	176,178
Auxilium Pharmaceuticals, Inc.* (Healthcare-Products)	432	10,152
Bristol-Myers Squibb Co. (Pharmaceuticals)	11,124	277,433
Cephalon, Inc.* (Pharmaceuticals)	756	42,903
Eli Lilly & Co. (Pharmaceuticals)	9,720	325,620
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	1,080	23,566
Forest Laboratories, Inc.* (Pharmaceuticals)	3,024	82,948
Hospira, Inc.* (Pharmaceuticals)	1,620	93,069
Johnson & Johnson (Healthcare-Products)	24,732	1,460,672
King Pharmaceuticals, Inc.* (Pharmaceuticals)	2,484	18,854
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	648	14,178
Merck & Co., Inc. (Pharmaceuticals)	7,668	268,150
Mylan Laboratories, Inc.* (Pharmaceuticals)	3,024	51,529
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	324	8,411
Perrigo Co. (Pharmaceuticals)	864	51,037
Pfizer, Inc. (Pharmaceuticals)	79,812	1,138,119
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	540	21,076
Theravance, Inc.* (Pharmaceuticals)	648	8,145
Valeant Pharmaceuticals International* (Pharmaceuticals)	540	28,237
Warner Chilcott PLC—Class A* (Pharmaceuticals)	972	22,210
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	1,080	43,816

TOTAL COMMON STOCKS
(Cost $3,561,135)		4,436,068

TOTAL INVESTMENT SECURITIES
(Cost $3,561,135)—74.6%		4,436,068
Net other assets (liabilities)—25.4%		1,511,649

NET ASSETS—100.0%		$5,947,717

*	Non-income producing security

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Pharmaceuticals Index	$1,599,520	$(480)

ProFund VP Pharmaceuticals invested in the following industries as of June 30, 2010:

		% of
	Value	Net Assets

Healthcare-Products	$1,470,824	24.7%
Pharmaceuticals	2,965,244	49.9%
Other**	1,511,649	25.4%

Total	$5,947,717	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

230 :: ProFund VP Pharmaceuticals :: Financial Statements

Statement of Assets and Liabilities (unaudited) :: June 30, 2010

Assets:
Total Investment Securities, at cost	$3,561,135

Securities, at value	4,436,068

Total Investment Securities, at value	4,436,068
Dividends receivable	17,237
Receivable for capital shares issued	2,747
Receivable for investments sold	1,573,868
Prepaid expenses	123

Total Assets	6,030,043

Liabilities:
Cash overdraft	34,097
Payable for capital shares redeemed	30,242
Unrealized loss on total return swap agreements	480
Advisory fees payable	2,989
Management services fees payable	400
Administration fees payable	203
Administrative services fees payable	2,614
Distribution fees payable	2,258
Transfer agency fees payable	701
Fund accounting fees payable	440
Compliance services fees payable	42
Other accrued expenses	7,860

Total Liabilities	82,326

Net Assets	$5,947,717

Net Assets consist of:
Capital	$15,910,113
Accumulated net investment income (loss)	86,190
Accumulated net realized gains (losses) on investments	(10,923,039)
Net unrealized appreciation (depreciation) on investments	874,453

Net Assets	$5,947,717

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	297,336

Net Asset Value (offering and redemption price per share)	$20.00

Statement of Operations (unaudited) :: For the six months ended June 30, 2010

Investment Income:
Dividends	$167,542
Interest	36

Total Investment Income	167,578

Expenses:
Advisory fees	36,333
Management services fees	4,844
Administration fees	1,996
Transfer agency fees	2,914
Administrative services fees	15,979
Distribution fees	12,111
Custody fees	2,217
Fund accounting fees	3,976
Trustee fees	64
Compliance services fees	41
Other fees	6,787

Total Gross Expenses before reductions	87,262
Less Expenses reduced by the Advisor	(5,874)

Total Net Expenses	81,388

Net Investment Income (Loss)	86,190

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	3,806
Net realized gains (losses) on swap agreements	57,823
Change in net unrealized appreciation/depreciation on investments	(905,583)

Net Realized and Unrealized Gains (Losses) on Investments	(843,954)

Change in Net Assets Resulting from Operations	$(757,764)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Pharmaceuticals :: 231

Statements of Changes in Net Assets

	For the
	six months ended	For the
	June 30, 2010	year ended
	(unaudited)	December 31, 2009

From Investment Activities:
Operations:
Net investment income (loss)	$86,190	$399,470
Net realized gains (losses) on investments	61,629	(2,424,874)
Change in net unrealized appreciation/depreciation on investments	(905,583)	682,254

Change in net assets resulting from operations	(757,764)	(1,343,150)

Distributions to Shareholders From:
Net investment income	(399,470)	(226,653)

Change in net assets resulting from distributions	(399,470)	(226,653)

Capital Transactions:
Proceeds from shares issued	9,192,050	63,925,638
Dividends reinvested	399,470	226,653
Value of shares redeemed	(15,608,631)	(61,584,331)

Change in net assets resulting from capital transactions	(6,017,111)	2,567,960

Change in net assets	(7,174,345)	998,157
Net Assets:
Beginning of period	13,122,063	12,123,906

End of period	$5,947,718	$13,122,063

Accumulated net investment income (loss)	$86,190	$399,470

Share Transactions:
Issued	407,886	3,169,455
Reinvested	17,970	10,971
Redeemed	(700,316)	(3,209,676)

Change in shares	(274,460)	(29,250)

See accompanying notes to the financial statements.

232 :: ProFund VP Pharmaceuticals :: Financial Highlights

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the
	six months ended	For the		For the	For the	For the	For the
	June 30, 2010	year ended		year ended	year ended	year ended	year ended
	(unaudited)	Dec. 31, 2009		Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$22.95	$20.17		$25.47	$25.27	$22.56	$23.54

Investment Activities:
Net investment income (loss)(a)	0.20	0.52		0.44	0.32	0.25	0.15
Net realized and unrealized gains (losses) on investments	(2.17)	2.83	(b)	(5.37)	0.26	2.51	(1.05)

Total income (loss) from investment activities	(1.97)	3.35		(4.93)	0.58	2.76	(0.90)

Distributions to Shareholders From:
Net investment income	(0.98)	(0.57)		(0.37)	(0.38)	(0.05)	(0.08)

Net Asset Value, End of Period	$20.00	$22.95		$20.17	$25.47	$25.27	$22.56

Total Return	(9.03)% (c)	16.90%		(19.51)%	2.32%	12.18%	(3.82)%

Ratios to Average Net Assets:
Gross expenses(d)	1.80%	1.80%		1.77%	1.73%	1.75%	1.93%
Net expenses(d)	1.68%	1.65%		1.63%	1.63%	1.70%	1.93%
Net investment income (loss)(d)	1.78%	2.66%		1.99%	1.22%	1.02%	0.65%

Supplemental Data:
Net assets, end of period (000’s)	$5,948	$13,122		$12,124	$12,511	$21,079	$10,780
Portfolio turnover rate(e)	138% (c)	508%		579%	443%	454%	853%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Precious Metals :: 233

Investment Objective: The ProFund VP Precious Metals seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones Precious Metals Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2010

Market Exposure
Investment Type	% of Net Assets

Swap Agreements	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The ProFund VP Precious Metals primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones Precious Metals Index - Composition

The Dow Jones Precious Metals Index is comprised of a single sector.

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements (104.5%)

	Principal
	Amount	Value

Bank of America, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $27,737,000 (Collateralized by $26,156,100 of various U.S. Treasury Notes, 3.63%–3.75%, 11/15/18–8/15/19, market value $28,291,938)	$27,737,000	$27,737,000
Deutsche Bank, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $27,737,000 (Collateralized by $28,338,000 Federal National Mortgage Association, 0.28%‡, 1/24/11, market value $28,293,618)	27,737,000	27,737,000
HSBC, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $27,737,000 (Collateralized by $28,080,700 of various U.S. Treasury Securities, 0.61%–2.00%, 1/31/11–9/28/12, market value $28,293,582)	27,737,000	27,737,000
UBS, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $27,737,000 (Collateralized by $25,721,000 Federal National Mortgage Association, 5.25%, 8/1/12, market value $28,293,100)	27,737,000	27,737,000
UMB, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $27,735,000 (Collateralized by $28,112,500 of various U.S. Treasury Notes, 0.88%–2.38%, 8/31/10–1/31/11, market value $28,289,889)	27,735,000	27,735,000

TOTAL REPURCHASE AGREEMENTS
(Cost $138,683,000)		138,683,000

TOTAL INVESTMENT SECURITIES
(Cost $138,683,000)—104.5%		138,683,000
Net other assets (liabilities)—(4.5)%		(5,955,820)

NET ASSETS—100.0%		$132,727,180

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of June 30, 2010, the aggregate amount held in a segregated account was $37,470,000.

‡	Represents the effective yield or interest rate in effect at June 30, 2010.

Swap Agreements

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Precious Metals Index	$108,792,617	$(4,434,677)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Precious Metals Index	$24,383,590	$(994,293)

		$(5,428,970)

See accompanying notes to the financial statements.

234 :: ProFund VP Precious Metals :: Financial Statements

Statement of Assets and Liabilities (unaudited) :: June 30, 2010

Assets:
Total Investment Securities, at cost	$138,683,000

Repurchase agreements, at value	138,683,000

Total Investment Securities, at value	138,683,000
Cash	470
Receivable for capital shares issued	126,616
Prepaid expenses	1,399

Total Assets	138,811,485

Liabilities:
Payable for capital shares redeemed	389,654
Unrealized loss on swap agreements	5,428,970
Advisory fees payable	71,337
Management services fees payable	9,512
Administration fees payable	4,424
Administrative services fees payable	44,863
Distribution fees payable	36,266
Trustee fees payable	6
Transfer agency fees payable	13,931
Fund accounting fees payable	9,601
Compliance services fees payable	641
Other accrued expenses	75,100

Total Liabilities	6,084,305

Net Assets	$132,727,180

Net Assets consist of:
Capital	$159,699,262
Accumulated net investment income (loss)	(978,769)
Accumulated net realized gains (losses) on investments	(20,564,343)
Net unrealized appreciation (depreciation) on investments	(5,428,970)

Net Assets	$132,727,180

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,970,687

Net Asset Value (offering and redemption price per share)	$44.68

Statement of Operations (unaudited) :: For the six months ended June 30, 2010

Investment Income:
Interest	$62,322

Expenses:
Advisory fees	464,772
Management services fees	61,969
Administration fees	25,068
Transfer agency fees	36,790
Administrative services fees	205,014
Distribution fees	154,924
Custody fees	4,765
Fund accounting fees	49,476
Trustee fees	764
Compliance services fees	559
Other fees	84,819

Total Gross Expenses before reductions	1,088,920
Less Expenses reduced by the Advisor	(47,829)

Total Net Expenses	1,041,091

Net Investment Income (Loss)	(978,769)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(6,314)
Net realized gains (losses) on swap agreements	9,502,602
Change in net unrealized appreciation/depreciation on investments	(2,763,339)

Net Realized and Unrealized Gains (Losses) on Investments	6,732,949

Change in Net Assets Resulting from Operations	$5,754,180

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Precious Metals :: 235

Statements of Changes in Net Assets

	For the
	six months ended	For the
	June 30, 2010	year ended
	(unaudited)	December 31, 2009

From Investment Activities:
Operations:
Net investment income (loss)	$(978,769)	$(1,721,597)
Net realized gains (losses) on investments	9,496,288	30,955,736
Change in net unrealized appreciation/depreciation on investments	(2,763,339)	(4,087,224)

Change in net assets resulting from operations	5,754,180	25,146,915

Distributions to Shareholders From:
Net investment income	—	(974,226)

Change in net assets resulting from distributions	—	(974,226)

Capital Transactions:
Proceeds from shares issued	71,093,373	167,924,601
Dividends reinvested	—	974,226
Value of shares redeemed	(75,227,697)	(153,568,424)

Change in net assets resulting from capital transactions	(4,134,324)	15,330,403

Change in net assets	1,619,856	39,503,092

Net Assets:
Beginning of period	131,107,324	91,604,232

End of period	$132,727,180	$131,107,324

Accumulated net investment income (loss)	$(978,769)	$—

Share Transactions:
Issued	1,655,173	4,680,915
Reinvested	—	23,447
Redeemed	(1,805,724)	(4,512,430)

Change in shares	(150,551)	191,932

See accompanying notes to the financial statements.

236 :: ProFund VP Precious Metals :: Financial Highlights

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the
	six months ended		For the	For the	For the	For the	For the
	June 30, 2010		year ended	year ended	year ended	year ended	year ended
	(unaudited)		Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$42.00		$31.27	$51.82	$43.80	$41.15	$32.58

Investment Activities:
Net investment income (loss)(a)	(0.33)		(0.58)	0.31	1.57	1.46	0.45
Net realized and unrealized gains (losses) on investments	3.01		11.62	(15.95)	8.11	1.55	8.12

Total income (loss) from investment activities	2.68		11.04	(15.64)	9.68	3.01	8.57

Distributions to Shareholders From:
Net investment income	—		(0.31)	(1.53)	(1.66)	(0.36)	—
Net realized gains on investments	—		—	(3.38)	—	—	—

Total distributions	—		(0.31)	(4.91)	(1.66)	(0.36)	—

Net Asset Value, End of Period	$44.68		$42.00	$31.27	$51.82	$43.80	$41.15

Total Return	6.38%	(b)	35.33%	(30.76)%	22.46%	7.36%	26.30%

Ratios to Average Net Assets:
Gross expenses(c)	1.76%		1.80%	1.71%	1.70%	1.74%	1.86%
Net expenses(c)	1.68%		1.67%	1.63%	1.63%	1.70%	1.86%
Net investment income (loss)(c)	(1.58)%		(1.57)%	0.68%	3.41%	3.30%	1.38%

Supplemental Data:
Net assets, end of period (000’s)	$132,727		$131,107	$91,604	$162,242	$125,274	$113,173
Portfolio turnover rate(d)	185%	(b)(e)	—	—	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(e)	The portfolio turnover rate significantly changed from the prior period due to a change in investment strategies.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Real Estate :: 237

Investment Objective: The ProFund VP Real Estate seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Real Estate Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2010

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Simon Property Group, Inc.	8.6%
Vornado Realty Trust	4.9%
Public Storage, Inc.	4.6%
Equity Residential Properties Trust	4.4%
Boston Properties, Inc.	3.7%

Dow Jones U.S. Real Estate Index - Composition

The Dow Jones U.S. Real Estate Index is comprised of a single sector.

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.4%)

	Shares	Value

Alexandria Real Estate Equities, Inc. (REIT)	4,620	$292,769
AMB Property Corp. (REIT)	17,556	416,253
American Campus Communities, Inc. (REIT)	5,544	151,296
Annaly Mortgage Management, Inc. (REIT)	58,443	1,002,297
Apartment Investment and Management Co.—Class A (REIT)	12,243	237,147
Avalonbay Communities, Inc. (REIT)	8,547	798,033
BioMed Realty Trust, Inc. (REIT)	11,781	189,556
Boston Properties, Inc. (REIT)	14,553	1,038,211
Brandywine Realty Trust (REIT)	13,629	146,512
BRE Properties, Inc.—Class A (REIT)	6,699	247,394
Brookfield Properties Corp. (Real Estate)	27,027	379,459
Camden Property Trust (REIT)	6,930	283,091
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	30,723	418,140
CBL & Associates Properties, Inc. (REIT)	14,322	178,166
Chimera Investment Corp. (REIT)	73,920	266,851
Colonial Properties Trust (REIT)	6,930	100,693
Corporate Office Properties Trust (REIT)	6,237	235,509
DCT Industrial Trust, Inc. (REIT)	21,945	99,191
Developers Diversified Realty Corp. (REIT)	19,635	194,387
DiamondRock Hospitality Co. (REIT)	15,708	129,120
Digital Realty Trust, Inc. (REIT)	8,778	506,315
Douglas Emmett, Inc. (REIT)	12,705	180,665
Duke-Weeks Realty Corp. (REIT)	25,641	291,025
DuPont Fabros Technology, Inc. (REIT)	6,006	147,507
EastGroup Properties, Inc. (REIT)	2,772	98,628
Entertainment Properties Trust (REIT)	4,851	184,678
Equity Lifestyle Properties, Inc. (REIT)	3,234	155,976
Equity Residential Properties Trust (REIT)	29,568	1,231,212
Essex Property Trust, Inc. (REIT)	3,234	315,444
Federal Realty Investment Trust (REIT)	6,237	438,274
Forest City Enterprises, Inc.—Class A* (Real Estate)	12,705	143,821
Forestar Group, Inc.* (Real Estate)	3,696	66,380
Franklin Street Properties Corp. (REIT)	7,623	90,028
Hatteras Financial Corp. (REIT)	3,696	102,823
HCP, Inc. (REIT)	30,723	990,817
Health Care REIT, Inc. (REIT)	12,936	544,864
Healthcare Realty Trust, Inc. (REIT)	6,468	142,102
Highwoods Properties, Inc. (REIT)	7,392	205,202
Home Properties, Inc. (REIT)	3,696	166,579
Hospitality Properties Trust (REIT)	12,936	272,950
Host Marriott Corp. (REIT)	68,607	924,822
HRPT Properties Trust (REIT)	27,027	167,838
Jones Lang LaSalle, Inc. (Real Estate)	4,389	288,094
Kilroy Realty Corp. (REIT)	5,544	164,823
Kimco Realty Corp. (REIT)	41,811	561,940
LaSalle Hotel Properties (REIT)	7,392	152,053
Lexington Realty Trust (REIT)	11,319	68,027
Liberty Property Trust (REIT)	11,781	339,882
Mack-Cali Realty Corp. (REIT)	8,316	247,235
MFA Financial, Inc. (REIT)	29,337	217,094
Mid-America Apartment Communities, Inc. (REIT)	3,234	166,454
National Retail Properties, Inc. (REIT)	8,778	188,200
Nationwide Health Properties, Inc. (REIT)	12,474	446,195
OMEGA Healthcare Investors, Inc. (REIT)	9,702	193,361
Plum Creek Timber Co., Inc. (Forest Products & Paper)	16,863	582,279
Post Properties, Inc. (REIT)	5,082	115,514
Potlatch Corp. (Forest Products & Paper)	4,158	148,565
ProLogis (REIT)	49,434	500,766
Public Storage, Inc. (REIT)	14,784	1,299,661
Rayonier, Inc. (Forest Products & Paper)	8,316	366,070
Realty Income Corp. (REIT)	10,857	329,293
Redwood Trust, Inc. (REIT)	7,161	104,837
Regency Centers Corp. (REIT)	8,547	294,017
Senior Housing Properties Trust (REIT)	13,167	264,788
Simon Property Group, Inc. (REIT)	30,030	2,424,923
SL Green Realty Corp. (REIT)	8,085	444,998
St. Joe Co.* (Real Estate)	9,471	219,348
Sunstone Hotel Investors, Inc.* (REIT)	10,164	100,929
Tanger Factory Outlet Centers, Inc. (REIT)	4,158	172,058
Taubman Centers, Inc. (REIT)	5,775	217,313
The Macerich Co. (REIT)	13,629	508,634
UDR, Inc. (REIT)	16,863	322,589
Ventas, Inc. (REIT)	16,401	770,027
Vornado Realty Trust (REIT)	18,711	1,364,968
Washington REIT (REIT)	6,237	172,079
Weingarten Realty Investors (REIT)	12,474	237,630

TOTAL COMMON STOCKS
(Cost $21,169,023)		28,166,669

See accompanying notes to the financial statements.

238 :: ProFund VP Real Estate :: Financial Statements
Value

TOTAL INVESTMENT SECURITIES
(Cost $21,169,023)—100.4%	$28,166,669
Net other assets (liabilities)—(0.4)%	(115,444)

NET ASSETS—100.0%	$28,051,225

*	Non-income producing security

ProFund VP Real Estate invested in the following industries as of June 30, 2010:

	Value	% of Net Assets

Forest Products & Paper	$1,096,914	3.9%
REIT	25,554,513	91.1%
Real Estate	1,515,242	5.4%
Other**	(115,444)	(0.4)%

Total	$28,051,225	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Real Estate :: 239

Statement of Assets and Liabilities (unaudited) :: June 30, 2010

Assets:
Total Investment Securities, at cost	$21,169,023

Securities, at value	28,166,669

Total Investment Securities, at value	28,166,669
Dividends receivable	131,311
Receivable for investments sold	365,685
Prepaid expenses	245

Total Assets	28,663,910

Liabilities:
Cash overdraft	184,873
Payable for capital shares redeemed	377,310
Advisory fees payable	14,231
Management services fees payable	1,897
Administration fees payable	937
Administrative services fees payable	9,008
Distribution fees payable	6,712
Trustee fees payable	1
Transfer agency fees payable	2,991
Fund accounting fees payable	2,033
Compliance services fees payable	127
Other accrued expenses	12,565

Total Liabilities	612,685

Net Assets	$28,051,225

Net Assets consist of:
Capital	$32,126,701
Accumulated net investment income (loss)	271,472
Accumulated net realized gains (losses) on investments	(11,344,594)
Net unrealized appreciation (depreciation) on investments	6,997,646

Net Assets	$28,051,225

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	765,739

Net Asset Value (offering and redemption price per share)	$36.63

Statement of Operations (unaudited) :: For the six months ended June 30, 2010

Investment Income:
Dividends	$557,154
Interest	36

Total Investment Income	557,190

Expenses:
Advisory fees	90,184
Management services fees	12,024
Administration fees	4,711
Transfer agency fees	6,844
Administrative services fees	41,346
Distribution fees	30,061
Custody fees	5,092
Fund accounting fees	9,430
Trustee fees	136
Compliance services fees	108
Other fees	14,919

Total Gross Expenses before reductions	214,855
Less Expenses reduced by the Advisor	(12,843)

Total Net Expenses	202,012

Net Investment Income (Loss)	355,178

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(827,385)
Change in net unrealized appreciation/depreciation on investments	320,634

Net Realized and Unrealized Gains (Losses) on Investments	(506,751)

Change in Net Assets Resulting from Operations	$(151,573)

See accompanying notes to the financial statements.

240 :: ProFund VP Real Estate :: Financial Statements

Statements of Changes in Net Assets

	For the
	six months ended	For the
	June 30, 2010	year ended
	(unaudited)	December 31, 2009

From Investment Activities:
Operations:
Net investment income (loss)	$355,178	$365,286
Net realized gains (losses) on investments	(827,385)	(1,271,469)
Change in net unrealized appreciation/depreciation on investments	320,634	3,617,508

Change in net assets resulting from operations	(151,573)	2,711,325

Distributions to Shareholders From:
Net investment income	(422,013)	(477,686)

Change in net assets resulting from distributions	(422,013)	(477,686)

Capital Transactions:
Proceeds from shares issued	44,404,876	62,847,849
Dividends reinvested	422,013	477,686
Value of shares redeemed	(34,786,926)	(59,726,217)

Change in net assets resulting from capital transactions	10,039,963	3,599,318

Change in net assets	9,466,377	5,832,957
Net Assets:
Beginning of period	18,584,848	12,751,891

End of period	$28,051,225	$18,584,848

Accumulated net investment income (loss)	$271,472	$338,307

Share Transactions:
Issued	1,147,684	2,171,920
Reinvested	11,157	14,035
Redeemed	(909,723)	(2,113,552)

Change in shares	249,118	72,403

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Real Estate :: 241

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the
	six months ended		For the	For the	For the	For the	For the
	June 30, 2010		year ended	year ended	year ended	year ended	year ended
	(unaudited)		Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$35.97		$28.71	$49.44	$65.64	$52.36	$50.49

Investment Activities:
Net investment income (loss)(a)	0.56		0.89	0.86	0.07	0.68	0.59
Net realized and unrealized gains (losses) on investments	0.84	(b)	7.08	(21.04)	(12.64)	16.04	2.78

Total income (loss) from investment activities	1.40		7.97	(20.18)	(12.57)	16.72	3.37

Distributions to Shareholders From:
Net investment income	(0.74)		(0.71)	—	(0.89)	(0.34)	(1.50)
Net realized gains on investments	—		—	(0.55)	(2.74)	(3.10)	—

Total distributions	(0.74)		(0.71)	(0.55)	(3.63)	(3.44)	(1.50)

Net Asset Value, End of Period	$36.63		$35.97	$28.71	$49.44	$65.64	$52.36

Total Return	3.83%	(c)	27.90%	(41.25)%	(19.61)%	32.49%	6.75%

Ratios to Average Net Assets:
Gross expenses(d)	1.79%		1.88%	1.79%	1.73%	1.76%	1.89%
Net expenses(d)	1.68%		1.67%	1.63%	1.63%	1.70%	1.89%
Net investment income (loss)(d)	2.95%		3.10%	1.90%	0.11%	1.13%	1.17%

Supplemental Data:
Net assets, end of period (000’s)	$28,051		$18,585	$12,752	$28,804	$70,460	$34,594
Portfolio turnover rate(e)	129%	(c)	432%	418%	603%	719%	1,105%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

242 :: ProFund VP Semiconductor :: Financial Statements

Investment Objective: The ProFund VP Semiconductor seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Semiconductors Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2010

Market Exposure

Investment Type	% of Net Assets

Equity Securities	89%
Swap Agreements	12%

Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets

Intel Corp.	24.4%
Texas Instruments, Inc.	9.3%
Applied Materials, Inc.	5.3%
Broadcom Corp. - Class A	4.8%
SanDisk Corp.	3.2%

Dow Jones U.S. Semiconductors Index - Composition

The Dow Jones U.S. Semiconductors Index is comprised of a single sector.

Schedule of Portfolio Investments (unaudited)

Common Stocks (89.0%)
	Shares	Value

Advanced Micro Devices, Inc.* (Semiconductors)	4,656	$34,082
Altera Corp. (Semiconductors)	2,522	62,571
Amkor Technology, Inc.* (Semiconductors)	970	5,345
Analog Devices, Inc. (Semiconductors)	2,522	70,263
Applied Materials, Inc. (Semiconductors)	11,252	135,249
Applied Micro Circuits Corp.* (Semiconductors)	582	6,099
Atheros Communications* (Telecommunications)	582	16,028
Atmel Corp.* (Semiconductors)	3,395	16,296
ATMI, Inc.* (Semiconductors)	291	4,260
Broadcom Corp.—Class A (Semiconductors)	3,686	121,527
Cabot Microelectronics Corp.* (Chemicals)	194	6,711
Cree Research, Inc.* (Semiconductors)	776	46,583
Cymer, Inc.* (Electronics)	291	8,742
Cypress Semiconductor Corp.* (Semiconductors)	1,358	13,634
Fairchild Semiconductor International, Inc.* (Semiconductors)	1,067	8,974
FormFactor, Inc.* (Semiconductors)	388	4,190
Integrated Device Technology, Inc.* (Semiconductors)	1,358	6,722
Intel Corp. (Semiconductors)	32,010	622,595
InterDigital, Inc.* (Telecommunications)	388	9,580
International Rectifier Corp.* (Semiconductors)	582	10,831
Intersil Corp.—Class A (Semiconductors)	1,067	12,921
KLA -Tencor Corp. (Semiconductors)	1,455	40,565
Lam Research Corp.* (Semiconductors)	1,067	40,610
Linear Technology Corp. (Semiconductors)	1,746	48,556
LSI Logic Corp.* (Semiconductors)	5,529	25,433
Marvell Technology Group, Ltd.* (Semiconductors)	4,268	67,264
Maxim Integrated Products, Inc. (Semiconductors)	2,522	42,193
MEMC Electronic Materials, Inc.* (Semiconductors)	1,940	19,167
Microchip Technology, Inc. (Semiconductors)	1,552	43,053
Micron Technology, Inc.* (Semiconductors)	7,178	60,941
Microsemi Corp.* (Semiconductors)	679	9,934
National Semiconductor Corp. (Semiconductors)	1,940	26,112
Netlogic Microsystems, Inc.* (Semiconductors)	485	13,192
Novellus Systems, Inc.* (Semiconductors)	776	19,679
NVIDIA Corp.* (Semiconductors)	4,753	48,528
OmniVision Technologies, Inc.* (Semiconductors)	388	8,319
ON Semiconductor Corp.* (Semiconductors)	3,589	22,898
PMC-Sierra, Inc.* (Semiconductors)	1,940	14,589
Rambus, Inc.* (Semiconductors)	970	16,994
RF Micro Devices, Inc.* (Telecommunications)	2,037	7,965
SanDisk Corp.* (Computers)	1,940	81,616
Semtech Corp.* (Semiconductors)	485	7,940
Silicon Laboratories, Inc.* (Semiconductors)	388	15,737
Skyworks Solutions, Inc.* (Semiconductors)	1,455	24,430
Teradyne, Inc.* (Semiconductors)	1,455	14,186
Tessera Technologies, Inc.* (Semiconductors)	388	6,227
Texas Instruments, Inc. (Semiconductors)	10,185	237,107
TriQuint Semiconductor, Inc.* (Semiconductors)	1,261	7,705
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	582	16,680
Xilinx, Inc. (Semiconductors)	2,328	58,805
Zoran Corp.* (Semiconductors)	388	3,702

TOTAL COMMON STOCKS
(Cost $1,404,584)		2,273,330

Repurchase Agreements (0.5%)
	Principal
	Amount

Bank of America, 0.00%, 7/1/10, dated 6/30/10, with a repurchase price of $4,000 (Collateralized by $3,900 U.S. Treasury Notes, 3.63%, 8/15/19, market value $4,173)	$4,000	4,000
HSBC, 0.00%, 7/1/10, dated 6/30/10, with a repurchase price of $7,000 (Collateralized by $7,000 U.S. Treasury Notes, 1.88%, 6/15/12, market value $7,181)	7,000	7,000
UMB, 0.00%, 7/1/10, dated 6/30/10, with a repurchase price of $2,000 (Collateralized by $2,100 U.S. Treasury Notes, 2.00%, 9/30/10, market value $2,120)	2,000	2,000

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Semiconductor :: 243

Repurchase Agreements, (continued)
Value

TOTAL REPURCHASE AGREEMENTS
(Cost $13,000)	$13,000

TOTAL INVESTMENT SECURITIES
(Cost $1,417,584)—89.5%	2,286,330
Net other assets (liabilities)—10.5%	268,011

NET ASSETS—100.0%	$2,554,341

*	Non-income producing security

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Semiconductors Index	$299,910	$(90)

ProFund VP Semiconductor invested in the following industries as of June30, 2010:

		% of
	Value	Net Assets

Chemicals	$6,711	0.3%
Computers	81,616	3.2%
Electronics	8,742	0.3%
Semiconductors	2,142,688	83.9%
Telecommunications	33,573	1.3%
Other**	281,011	11.0%

Total	$2,554,341	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

244 :: ProFund VP Semiconductor :: Financial Statements

Statement of Assets and Liabilities (unaudited) :: June 30, 2010

Assets:
Total Investment Securities, at cost	$1,417,584

Securities, at value	2,273,330
Repurchase agreements, at value	13,000

Total Investment Securities, at value	2,286,330
Cash	544
Dividends receivable	170
Receivable for capital shares issued	127
Receivable for investments sold	467,385
Prepaid expenses	49

Total Assets	2,754,605

Liabilities:
Payable for capital shares redeemed	193,379
Unrealized loss on swap agreements	90
Advisory fees payable	1,123
Management services fees payable	150
Administration fees payable	92
Administrative services fees payable	807
Distribution fees payable	578
Transfer agency fees payable	284
Fund accounting fees payable	200
Compliance services fees payable	17
Other accrued expenses	3,544

Total Liabilities	200,264

Net Assets	$2,554,341

Net Assets consist of:
Capital	$6,073,282
Accumulated net investment income (loss)	(243)
Accumulated net realized gains (losses) on investments	(4,387,354)
Net unrealized appreciation (depreciation) on investments	868,656

Net Assets	$2,554,341

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	157,587

Net Asset Value (offering and redemption price per share)	$16.21

Statement of Operations (unaudited) :: For the six months ended June 30, 2010

Investment Income:
Dividends	$31,065
Interest	8

Total Investment Income	31,073

Expenses:
Advisory fees	13,980
Management services fees	1,864
Administration fees	737
Transfer agency fees	1,066
Administrative services fees	6,336
Distribution fees	4,660
Custody fees	3,626
Fund accounting fees	1,619
Trustee fees	27
Compliance services fees	12
Other fees	1,743

Total Gross Expenses before reductions	35,670
Less Expenses reduced by the Advisor	(4,354)

Total Net Expenses	31,316

Net Investment Income (Loss)	(243)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	353,625
Net realized gains (losses) on swap agreements	14,684
Change in net unrealized appreciation/depreciation on investments	(838,333)

Net Realized and Unrealized Gains (Losses) on Investments	(470,024)

Change in Net Assets Resulting from Operations	$(470,267)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Semiconductor :: 245

Statements of Changes in Net Assets

	For the
	six months ended	For the
	June 30, 2010	year ended
	(unaudited)	December 31, 2009

From Investment Activities:
Operations:
Net investment income (loss)	$(243)	$33,437
Net realized gains (losses) on investments	368,309	424,484
Change in net unrealized appreciation/depreciation on investments	(838,333)	1,622,356

Change in net assets resulting from operations	(470,267)	2,080,277

Distributions to Shareholders From:
Net investment income	(33,437)	—

Change in net assets resulting from distributions	(33,437)	—

Capital Transactions:
Proceeds from shares issued	6,844,857	37,135,145
Dividends reinvested	33,437	—
Value of shares redeemed	(13,395,119)	(30,851,325)

Change in net assets resulting from capital transactions	(6,516,825)	6,283,820

Change in net assets	(7,020,529)	8,364,097
Net Assets:
Beginning of period	9,574,870	1,210,773

End of period	$2,554,341	$9,574,870

Accumulated net investment income (loss)	$(243)	$33,437

Share Transactions:
Issued	381,736	2,549,522
Reinvested	1,909	—
Redeemed	(759,647)	(2,126,565)

Change in shares	(376,002)	422,957

See accompanying notes to the financial statements.

246 :: ProFund VP Semiconductor :: Financial Highlights

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the
	six months ended	For the	For the	For the	For the	For the
	June 30, 2010	year ended	year ended	year ended	year ended	year ended
	(unaudited)	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$17.94	$10.94	$21.79	$20.35	$22.18	$22.00

Investment Activities:
Net investment income (loss)(a)	— (b)	0.08	(0.04)	(0.14)	(0.21)	(0.30)
Net realized and unrealized gains (losses) on investments	(1.57)	6.92	(10.81)	1.58	(1.36)	2.20

Total income (loss) from investment activities	(1.57)	7.00	(10.85)	1.44	(1.57)	1.90

Distributions to Shareholders From:
Net investment income	(0.16)	—	—	—	—	—
Net realized gains on investments	—	—	—	—	(0.26)	(1.72)

Total distributions	(0.16)	—	—	—	(0.26)	(1.72)

Net Asset Value, End of Period	$16.21	$17.94	$10.94	$21.79	$20.35	$22.18

Total Return	(8.81)% (c)	63.99%	(49.79)%	7.08%	(7.09)%	8.64%

Ratios to Average Net Assets:
Gross expenses(d)	1.92%	1.89%	1.96%	1.83%	1.89%	1.98%
Net expenses(d)	1.68%	1.67%	1.63%	1.63%	1.80%	1.98%
Net investment income (loss)(d)	(0.01)%	0.57%	(0.21)%	(0.63)%	(0.96)%	(1.34)%

Supplemental Data:
Net assets, end of period (000’s)	$2,554	$9,575	$1,211	$5,297	$5,998	$13,682
Portfolio turnover rate(e)	209% (c)	576%	418%	748%	722%	1,245%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Amount less than $0.005.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Technology :: 247

Investment Objective: The ProFund VP Technology seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Technology Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2010

Market Exposure

Investment Type	% of Net Assets

Equity Securities	97%

Total Exposure	97%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets

Apple Computer, Inc.	12.8%
Microsoft Corp.	9.9%
International Business Machines Corp.	8.8%
Intel Corp.	6.0%
Google, Inc. - Class A	5.7%

Dow Jones U.S. Technology Index - Composition
% of Index

Technology Hardware and Equipment	57%
Software and Computer Services	43%

Schedule of Portfolio Investments (unaudited)

Common Stocks (97.0%)
	Shares	Value

ACI Worldwide, Inc.* (Software)	319	$6,211
ADC Telecommunications, Inc.* (Telecommunications)	638	4,728
Adobe Systems, Inc.* (Software)	3,509	92,743
ADTRAN, Inc. (Telecommunications)	319	8,699
Advanced Micro Devices, Inc.* (Semiconductors)	3,828	28,021
Advent Software, Inc.* (Software)	319	14,980
Akamai Technologies, Inc.* (Internet)	1,276	51,767
Allscripts Healthcare Solutions, Inc.* (Software)	319	5,136
Altera Corp. (Semiconductors)	2,233	55,401
Amdocs, Ltd.* (Telecommunications)	1,276	34,261
Amkor Technology, Inc.* (Semiconductors)	957	5,273
Analog Devices, Inc. (Semiconductors)	1,914	53,324
ANSYS, Inc.* (Software)	638	25,884
AOL, Inc.* (Internet)	638	13,264
Apple Computer, Inc.* (Computers)	6,380	1,604,761
Applied Materials, Inc. (Semiconductors)	9,251	111,197
Applied Micro Circuits Corp.* (Semiconductors)	319	3,343
Ariba, Inc.* (Internet)	638	10,163
Arris Group, Inc.* (Telecommunications)	957	9,752
athenahealth, Inc.* (Software)	319	8,335
Atheros Communications* (Telecommunications)	319	8,785
Atmel Corp.* (Semiconductors)	2,871	13,781
ATMI, Inc.* (Semiconductors)	319	4,670
Autodesk, Inc.* (Software)	1,595	38,854
Blackboard, Inc.* (Software)	319	11,908
BMC Software, Inc.* (Software)	1,276	44,188
Brightpoint, Inc.* (Distribution/Wholesale)	638	4,466
Broadcom Corp.—Class A (Semiconductors)	3,190	105,174
Brocade Communications Systems, Inc.* (Computers)	3,190	16,460
CA, Inc. (Software)	2,871	52,826
Cabot Microelectronics Corp.* (Chemicals)	319	11,034
CACI International, Inc.—Class A* (Computers)	319	13,551
Cadence Design Systems, Inc.* (Computers)	1,914	11,082
Cerner Corp.* (Software)	638	48,418
Check Point Software Technologies, Ltd.* (Internet)	1,276	37,616
Ciena Corp.* (Telecommunications)	638	8,090
Cisco Systems, Inc.* (Telecommunications)	27,115	577,821
Citrix Systems, Inc.* (Software)	1,276	53,886
Cognizant Technology Solutions Corp.* (Computers)	1,914	95,815
Computer Sciences Corp. (Computers)	957	43,304
Compuware Corp.* (Software)	1,595	12,728
Comtech Telecommunications Corp.* (Telecommunications)	319	9,548
Concur Technologies, Inc.* (Software)	319	13,615
Corning, Inc. (Telecommunications)	10,846	175,163
Cree Research, Inc.* (Semiconductors)	638	38,299
CSG Systems International, Inc.* (Software)	319	5,847
Cymer, Inc.* (Electronics)	319	9,583
Cypress Semiconductor Corp.* (Semiconductors)	1,276	12,811
Dell, Inc.* (Computers)	11,803	142,344
Diebold, Inc. (Computers)	319	8,693
Digital River, Inc.* (Internet)	319	7,627
DST Systems, Inc. (Computers)	319	11,529
EarthLink, Inc. (Internet)	638	5,078
Electronics for Imaging, Inc.* (Computers)	319	3,110
EMC Corp.* (Computers)	14,036	256,859
Emulex Corp.* (Semiconductors)	638	5,857
Equinix, Inc.* (Internet)	319	25,909
F5 Networks, Inc.* (Internet)	638	43,748
Fair Isaac Corp. (Software)	319	6,951
Fairchild Semiconductor International, Inc.* (Semiconductors)	957	8,048
FormFactor, Inc.* (Semiconductors)	319	3,445
Gartner Group, Inc.* (Commercial Services)	319	7,417
Google, Inc.—Class A* (Internet)	1,595	709,695
Harmonic, Inc.* (Telecommunications)	638	3,471
Harris Corp. (Telecommunications)	957	39,859
Hewlett-Packard Co. (Computers)	16,269	704,122
IAC/InterActiveCorp* (Internet)	638	14,017
Informatica Corp.* (Software)	638	15,235
Ingram Micro, Inc.—Class A* (Distribution/Wholesale)	1,276	19,382
Insight Enterprises, Inc.* (Retail)	319	4,198
Integrated Device Technology, Inc.* (Semiconductors)	1,276	6,316
Intel Corp. (Semiconductors)	38,599	750,751
InterDigital, Inc.* (Telecommunications)	319	7,876

See accompanying notes to the financial statements.

248 :: ProFund VP Technology :: Financial Statements

Common Stocks, continued
	Shares	Value

Intermec, Inc.* (Machinery-Diversified)	319	$3,270
International Business Machines Corp. (Computers)	8,932	1,102,923
International Rectifier Corp.* (Semiconductors)	638	11,873
Intersil Corp.—Class A (Semiconductors)	957	11,589
Intuit, Inc.* (Software)	1,914	66,550
j2 Global Communications, Inc.* (Internet)	319	6,967
JDA Software Group, Inc.* (Software)	319	7,012
JDS Uniphase Corp.* (Telecommunications)	1,595	15,695
Juniper Networks, Inc.* (Telecommunications)	3,509	80,075
KLA-Tencor Corp. (Semiconductors)	1,276	35,575
Lam Research Corp.* (Semiconductors)	957	36,423
Lexmark International, Inc.—Class A* (Computers)	638	21,073
Linear Technology Corp. (Semiconductors)	1,276	35,486
LSI Logic Corp.* (Semiconductors)	4,466	20,544
Marvell Technology Group, Ltd.* (Semiconductors)	3,509	55,302
Maxim Integrated Products, Inc. (Semiconductors)	2,233	37,358
McAfee, Inc.* (Internet)	957	29,399
MEMC Electronic Materials, Inc.* (Semiconductors)	1,595	15,759
Mentor Graphics Corp.* (Computers)	638	5,646
Microchip Technology, Inc. (Semiconductors)	1,276	35,396
Micron Technology, Inc.* (Semiconductors)	6,061	51,458
Micros Systems, Inc.* (Computers)	638	20,333
Microsemi Corp.* (Semiconductors)	638	9,334
Microsoft Corp. (Software)	53,911	1,240,492
Motorola, Inc.* (Telecommunications)	14,993	97,754
National Semiconductor Corp. (Semiconductors)	1,595	21,469
NCR Corp.* (Computers)	957	11,599
NetApp, Inc.* (Computers)	2,233	83,313
Netlogic Microsystems, Inc.* (Semiconductors)	319	8,677
Novell, Inc.* (Software)	2,233	12,683
Novellus Systems, Inc.* (Semiconductors)	638	16,180
Nuance Communications, Inc.* (Software)	1,595	23,845
NVIDIA Corp.* (Semiconductors)	3,828	39,084
OmniVision Technologies, Inc.* (Semiconductors)	319	6,839
ON Semiconductor Corp.* (Semiconductors)	2,871	18,317
Oracle Corp. (Software)	26,477	568,196
Palm, Inc.* (Computers)	1,276	7,260
Parametric Technology Corp.* (Software)	957	14,996
Pitney Bowes, Inc. (Office/Business Equipment)	1,595	35,026
Plantronics, Inc. (Telecommunications)	319	9,123
PMC-Sierra, Inc.* (Semiconductors)	1,595	11,994
Polycom, Inc.* (Telecommunications)	638	19,006
Progress Software Corp.* (Software)	319	9,580
QLogic Corp.* (Semiconductors)	638	10,604
Qualcomm, Inc. (Telecommunications)	11,484	377,135
Quality Systems, Inc. (Software)	319	18,499
Quest Software, Inc.* (Software)	319	5,755
Rackspace Hosting, Inc.* (Internet)	638	11,701
Rambus, Inc.* (Semiconductors)	638	11,178
Red Hat, Inc.* (Software)	1,276	36,927
RF Micro Devices, Inc.* (Telecommunications)	1,595	6,236
Riverbed Technology, Inc.* (Computers)	319	8,811
Rovi Corp.* (Semiconductors)	638	24,187
SAIC, Inc.* (Commercial Services)	2,552	42,721
Salesforce.com, Inc.* (Software)	957	82,130
SanDisk Corp.* (Computers)	1,595	67,102
SAVVIS, Inc.* (Telecommunications)	319	4,705
Seagate Technology* (Computers)	3,509	45,757
Semtech Corp.* (Semiconductors)	319	5,222
Silicon Laboratories, Inc.* (Semiconductors)	319	12,939
Skyworks Solutions, Inc.* (Semiconductors)	1,276	21,424
Solera Holdings, Inc. (Software)	638	23,096
Sonus Networks, Inc.* (Telecommunications)	1,276	3,458
SRA International, Inc.—Class A* (Computers)	319	6,275
Sybase, Inc.* (Software)	638	41,253
Symantec Corp.* (Internet)	5,742	79,699
Synaptics, Inc.* (Computers)	319	8,773
Syniverse Holdings, Inc.* (Telecommunications)	638	13,047
Synopsys, Inc.* (Computers)	957	19,973
Tech Data Corp.* (Distribution/Wholesale)	319	11,363
Tekelec* (Telecommunications)	319	4,224
Tellabs, Inc. (Telecommunications)	2,552	16,307
Teradata Corp.* (Computers)	1,276	38,893
Teradyne, Inc.* (Semiconductors)	1,276	12,441
Tessera Technologies, Inc.* (Semiconductors)	319	5,120
Texas Instruments, Inc. (Semiconductors)	8,613	200,511
Tibco Software, Inc.* (Internet)	1,276	15,389
TriQuint Semiconductor, Inc.* (Semiconductors)	957	5,847
Unisys Corp.* (Computers)	319	5,898
United Online, Inc. (Internet)	638	3,675
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	638	18,285
VeriFone Systems, Inc.* (Software)	638	12,077
VeriSign, Inc.* (Internet)	1,276	33,878
VMware, Inc.—Class A* (Software)	638	39,932
Websense, Inc.* (Internet)	319	6,029
Western Digital Corp.* (Computers)	1,595	48,105
Xerox Corp. (Office/Business Equipment)	9,570	76,943
Xilinx, Inc. (Semiconductors)	1,914	48,348
Yahoo!, Inc.* (Internet)	8,932	123,530
Zoran Corp.* (Semiconductors)	319	3,043

TOTAL COMMON STOCKS
(Cost $6,191,662)		12,127,021

TOTAL INVESTMENT SECURITIES
(Cost $6,191,662)—97.0%		12,127,021
Net other assets (liabilities)—3.0%		375,255

NET ASSETS—100.0%		$12,502,276

*	Non-income producing security

ProFund VP Technology invested in the following industries as of June 30, 2010:

		% of
	Value	Net Assets

Chemicals	$11,034	0.1%
Commercial Services	50,138	0.4%
Computers	4,413,364	35.3%
Distribution/Wholesale	35,211	0.3%
Electronics	9,583	0.1%
Internet	1,229,151	9.8%
Machinery-Diversified	3,270	NM
Office/Business Equipment	111,969	0.9%
Retail	4,198	NM
Semiconductors	2,063,517	16.5%
Software	2,660,768	21.3%
Telecommunications	1,534,818	12.3%
Other**	375,255	3.0%

Total	$12,502,276	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Technology :: 249

Statement of Assets and Liabilities (unaudited) :: June 30, 2010

Assets:
Total Investment Securities, at cost	$6,191,662

Securities, at value	12,127,021

Total Investment Securities, at value	12,127,021
Dividends receivable	2,120
Receivable for capital shares issued	148,512
Receivable for investments sold	271,911
Prepaid expenses	192

Total Assets	12,549,756

Liabilities:
Cash overdraft	12,057
Payable for capital shares redeemed	1,696
Advisory fees payable	7,417
Management services fees payable	989
Administration fees payable	448
Administrative services fees payable	3,522
Distribution fees payable	5,376
Trustee fees payable	1
Transfer agency fees payable	1,534
Fund accounting fees payable	973
Compliance services fees payable	76
Other accrued expenses	13,391

Total Liabilities	47,480

Net Assets	$12,502,276

Net Assets consist of:
Capital	$19,440,772
Accumulated net investment income (loss)	(71,524)
Accumulated net realized gains (losses) on investments	(12,802,331)
Net unrealized appreciation (depreciation) on investments	5,935,359

Net Assets	$12,502,276

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)
920,905

Net Asset Value (offering and redemption price per share)	$13.58

Statement of Operations (unaudited) :: For the six months ended June 30, 2010

Investment Income:
Dividends	$72,959
Interest	19

Total Investment Income	72,978

Expenses:
Advisory fees	64,509
Management services fees	8,601
Administration fees	3,591
Transfer agency fees	5,223
Administrative services fees	21,685
Distribution fees	21,503
Custody fees	6,027
Fund accounting fees	7,599
Trustee fees	127
Compliance services fees	64
Other fees	11,347

Total Gross Expenses before reductions	150,276
Less Expenses reduced by the Advisor	(5,774)

Total Net Expenses	144,502

Net Investment Income (Loss)	(71,524)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	1,550,155
Change in net unrealized appreciation/depreciation on investments	(3,704,459)

Net Realized and Unrealized Gains (Losses) on Investments	(2,154,304)

Change in Net Assets Resulting from Operations	$(2,225,828)

See accompanying notes to the financial statements.

250 :: ProFund VP Technology :: Financial Statements

Statements of Changes in Net Assets

	For the
	six months ended	For the
	June 30, 2010	year ended
	(unaudited)	December 31, 2009

From Investment Activities:
Operations:
Net investment income (loss)	$(71,524)	$(110,186)
Net realized gains (losses) on investments	1,550,155	(160,168)
Change in net unrealized appreciation/depreciation on investments	(3,704,459)	7,715,503

Change in net assets resulting from operations	(2,225,828)	7,445,149

Capital Transactions:
Proceeds from shares issued	7,253,116	55,293,256
Value of shares redeemed	(19,541,069)	(42,739,016)

Change in net assets resulting from capital transactions	(12,287,953)	12,554,240

Change in net assets	(14,513,781)	19,999,389
Net Assets:
Beginning of period	27,016,057	7,016,668

End of period	$12,502,276	$27,016,057

Accumulated net investment income (loss)	$(71,524)	$—

Share Transactions:
Issued	474,948	4,602,255
Redeemed	(1,332,406)	(3,569,636)

Change in shares	(857,458)	1,032,619

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Technology :: 251

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the
	six months ended	For the	For the	For the	For the	For the
	June 30, 2010	year ended	year ended	year ended	year ended	year ended
	(unaudited)	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$15.19	$9.41	$16.91	$14.77	$14.91	$15.30

Investment Activities:
Net investment income (loss)(a)	(0.06)	(0.08)	(0.11)	(0.16)	(0.16)	(0.19)
Net realized and unrealized gains (losses) on investments	(1.55)	5.86	(7.39)	2.30	1.27	0.40

Total income (loss) from investment activities	(1.61)	5.78	(7.50)	2.14	1.11	0.21

Distributions to Shareholders From:
Net investment income	—	—	—	—	—	(0.05)
Net realized gains on investments	—	—	—	—	(1.25)	(0.55)

Total distributions	—	—	—	—	(1.25)	(0.60)

Net Asset Value, End of Period	$13.58	$15.19	$9.41	$16.91	$14.77	$14.91

Total Return	(10.60)% (b)	61.42%	(44.35)%	14.41%	8.07%	1.22%
Ratios to Average Net Assets:
Gross expenses(c)	1.75%	1.79%	1.75%	1.72%	1.78%	1.89%
Net expenses(c)	1.68%	1.67%	1.63%	1.63%	1.68%	1.89%
Net investment income (loss)(c)	(0.83)%	(0.64)%	(0.82)%	(1.01)%	(1.07)%	(1.29)%

Supplemental Data:
Net assets, end of period (000’s)	$12,502	$27,016	$7,017	$35,445	$18,517	$19,716
Portfolio turnover rate(d)	30% (b)	225%	238%	332%	254%	381%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

252 :: ProFund VP Telecommunications :: Financial Statements

Investment Objective:   The ProFund VP Telecommunications seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Telecommunications Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2010

Market Exposure
Investment Type	% of Net Assets

Equity Securities	65%
Swap Agreements	19%

Total Exposure	84%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents. As of June 30, 2010, the market exposure was less than the target exposure of 100% of Net Assets. This difference was primarily caused by unusually large subscriptions of shares of beneficial interest on June 30, 2010.

Largest Equity Holdings
Company	% of Net Assets

AT&T, Inc.	20.3%
Verizon Communications, Inc.	20.3%
American Tower Corp.	3.8%
Sprint Nextel Corp.	3.3%
CenturyTel, Inc.	2.6%

Dow Jones U.S. Telecommunications Index - Composition
% of Index

Fixed Line Telecommunications	83%
Mobile Telecommunications	17%

Schedule of Portfolio Investments (unaudited)

Common Stocks (64.6%)
	Shares	Value

AboveNet, Inc.* (Internet)	716	$33,781
American Tower Corp.* (Telecommunications)	8,950	398,275
AT&T, Inc. (Telecommunications)	88,068	2,130,365
CenturyTel, Inc. (Telecommunications)	8,234	274,275
Cincinnati Bell, Inc.* (Telecommunications)	5,728	17,241
Crown Castle International Corp.* (Telecommunications)	6,802	253,443
Frontier Communications Corp. (Telecommunications)	8,592	61,089
Leap Wireless International, Inc.* (Telecommunications)	1,790	23,234
Leucadia National Corp.* (Holding Companies-Diversified)	5,370	104,769
Level 3 Communications, Inc.* (Telecommunications)	46,182	50,338
MetroPCS Communications, Inc.* (Telecommunications)	6,802	55,708
NII Holdings, Inc.—Class B* (Telecommunications)	4,654	151,348
Qwest Communications International, Inc. (Telecommunications)	38,664	202,986
SBA Communications Corp.—Class A* (Telecommunications)	3,222	109,580
Sprint Nextel Corp.* (Telecommunications)	81,982	347,604
Telephone & Data Systems, Inc. (Telecommunications)	1,432	43,518
Telephone & Data Systems, Inc.—Special Shares (Telecommunications)	1,074	28,504
tw telecom, Inc.* (Telecommunications)	4,296	71,657
US Cellular Corp.* (Telecommunications)	358	14,732
Verizon Communications, Inc. (Telecommunications)	75,896	2,126,606
Virgin Media, Inc. (Telecommunications)	8,234	137,425
Windstream Corp. (Telecommunications)	13,246	139,878

TOTAL COMMON STOCKS
(Cost $6,062,198)		6,776,356

TOTAL INVESTMENT SECURITIES
(Cost $6,062,198)—64.6%		6,776,356
Net other assets (liabilities)—35.4%		3,708,582

NET ASSETS—100.0%		$10,484,938

*	Non-income producing security

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Telecommunications Index	$2,099,370	$(630)

ProFund VP Telecommunications invested in the following industries as of June 30, 2010:

		% of
	Value	Net Assets

Holding Companies-Diversified	$104,769	1.0%
Internet	33,781	0.3%
Telecommunications	6,637,806	63.3%
Other**	3,708,582	35.4%

Total	$10,484,938	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Telecommunications :: 253

Statement of Assets and Liabilities (unaudited) :: June 30, 2010

Assets:
Total Investment Securities, at cost	$6,062,198

Securities, at value	6,776,356

Total Investment Securities, at value	6,776,356
Dividends receivable	3,312
Receivable for capital shares issued	1,767,063
Receivable for investments sold	2,056,940
Prepaid expenses	101

Total Assets	10,603,772

Liabilities:
Cash overdraft	94,523
Payable for capital shares redeemed	4,979
Unrealized loss on swap agreements	630
Advisory fees payable	4,617
Management services fees payable	616
Administration fees payable	306
Administrative services fees payable	3,132
Distribution fees payable	2,389
Transfer agency fees payable	988
Fund accounting fees payable	665
Compliance services fees payable	43
Other accrued expenses	5,946

Total Liabilities	118,834

Net Assets	$10,484,938

Net Assets consist of:
Capital	$19,760,038
Accumulated net investment income (loss)	662,423
Accumulated net realized gains (losses) on investments	(10,651,051)
Net unrealized appreciation (depreciation) on investments	713,528

Net Assets	$10,484,938

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,729,326

Net Asset Value (offering and redemption price per share)	$6.06

Statement of Operations (unaudited) :: For the six months ended June 30, 2010

Investment Income:
Dividends	$284,221
Interest	38

Total Investment Income	284,259

Expenses:
Advisory fees	33,312
Management services fees	4,442
Administration fees	1,830
Transfer agency fees	2,687
Administrative services fees	14,911
Distribution fees	11,104
Custody fees	1,859
Fund accounting fees	3,691
Trustee fees	54
Compliance services fees	41
Other fees	6,348

Total Gross Expenses before reductions	80,279
Less Expenses reduced by the Advisor	(5,660)

Total Net Expenses	74,619

Net Investment Income (Loss)	209,640

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(905,940)
Net realized gains (losses) on swap agreements	91,664
Change in net unrealized appreciation/depreciation on investments	(672,679)

Net Realized and Unrealized Gains (Losses) on Investments	(1,486,955)

Change in Net Assets Resulting from Operations	$(1,277,315)

See accompanying notes to the financial statements.

254 :: ProFund VP Telecommunications :: Financial Statements

Statements of Changes in Net Assets

	For the
	six months ended	For the
	June 30, 2010	year ended
	(unaudited)	December 31, 2009

From Investment Activities:
Operations:
Net investment income (loss)	$209,640	$452,783
Net realized gains (losses) on investments	(814,276)	(274,598)
Change in net unrealized appreciation/depreciation on investments	(672,679)	(3,540)

Change in net assets resulting from operations	(1,277,315)	174,645

Distributions to Shareholders From:
Net investment income	—	(423,510)

Change in net assets resulting from distributions	—	(423,510)

Capital Transactions:
Proceeds from shares issued	15,541,417	37,711,538
Dividends reinvested	—	423,510
Value of shares redeemed	(15,509,003)	(40,527,410)

Change in net assets resulting from capital transactions	32,414	(2,392,362)

Change in net assets	(1,244,901)	(2,641,227)
Net Assets:
Beginning of period	11,729,839	14,371,066

End of period	$10,484,938	$11,729,839

Accumulated net investment income (loss)	$662,423	$452,783

Share Transactions:
Issued	2,431,892	5,891,671
Reinvested	—	67,653
Redeemed	(2,446,460)	(6,340,355)

Change in shares	(14,568)	(381,031)

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Telecommunications :: 255

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the
	six months ended		For the	For the	For the	For the	For the
	June 30, 2010		year ended	year ended	year ended	year ended	year ended
	(unaudited)		Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$6.73		$6.76	$19.31	$18.00	$13.48	$15.25

Investment Activities:
Net investment income (loss)(a)	0.15		0.36	0.35	0.29	0.23	0.32
Net realized and unrealized gains (losses) on investments	(0.82)		0.10 (b)	(5.89)	1.24	4.37	(1.29)

Total income (loss) from investment activities	(0.67)		0.46	(5.54)	1.53	4.60	(0.97)

Distributions to Shareholders From:
Net investment income	—		(0.49)	(1.07)	(0.16)	(0.08)	(0.32)
Net realized gains on investments	—		—	(5.94)	(0.06)	—	(0.48)

Total distributions	—		(0.49)	(7.01)	(0.22)	(0.08)	(0.80)

Net Asset Value, End of Period	$6.06		$6.73	$6.76	$19.31	$18.00	$13.48

Total Return	(9.96)%	(c)	7.32%	(34.42)%	8.39%	34.28%	(6.64)%

Ratios to Average Net Assets:
Gross expenses(d)	1.81%		1.87%	1.79%	1.72%	1.75%	1.91%
Net expenses(d)	1.68%		1.66%	1.63%	1.63%	1.68%	1.91%
Net investment income (loss)(d)	4.72%		5.61%	2.70%	1.45%	1.40%	2.25%

Supplemental Data:
Net assets, end of period (000’s)	$10,485		$11,730	$14,371	$35,618	$44,158	$8,798
Portfolio turnover rate(e)	223%	(c)	689%	613%	411%	525%	970%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

256 :: ProFund VP Utilities :: Financial Statements

Investment Objective:   The ProFund VP Utilities seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Utilities Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2010

Market Exposure
Investment Type	% of Net Assets

Equity Securities	102%

Total Exposure	102%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Southern Co.	6.5%
Exelon Corp.	5.9%
Dominion Resources, Inc.	5.5%
Duke Energy Corp.	4.9%
NextEra Energy, Inc.	4.7%

Dow Jones U.S. Utilities Index - Composition
% of Index

Electricity	72%
Gas,Water & MultiUtilities	28%

Schedule of Portfolio Investments (unaudited)

Common Stocks (101.9%)

	Shares	Value

AGL Resources, Inc. (Gas)	5,340	$191,279
Allegheny Energy, Inc. (Electric)	11,748	242,949
ALLETE, Inc. (Electric)	2,136	73,137
Alliant Energy Corp. (Electric)	7,476	237,288
Ameren Corp. (Electric)	16,376	389,258
American Electric Power, Inc. (Electric)	33,108	1,069,388
American Water Works Co., Inc. (Water)	12,104	249,342
Aqua America, Inc. (Water)	9,612	169,940
Atmos Energy Corp. (Gas)	6,408	173,272
Avista Corp. (Electric)	3,916	76,479
Black Hills Corp. (Electric)	2,848	81,083
California Water Service Group (Water)	1,424	50,837
Calpine Corp.* (Electric)	24,208	307,926
CenterPoint Energy, Inc. (Electric)	25,632	337,317
Cleco Corp. (Electric)	4,272	112,824
CMS Energy Corp. (Electric)	16,020	234,693
Consolidated Edison, Inc. (Electric)	19,580	843,898
Constellation Energy Group, Inc. (Electric)	12,460	401,835
Covanta Holding Corp.* (Energy-Alternate Sources)	8,900	147,651
Dominion Resources, Inc. (Electric)	41,296	1,599,807
DPL, Inc. (Electric)	8,188	195,693
DTE Energy Co. (Electric)	11,748	535,826
Duke Energy Corp. (Electric)	90,424	1,446,784
Dynegy, Inc.* (Electric)	7,120	27,412
Edison International (Electric)	20,648	654,955
El Paso Electric Co.* (Electric)	3,204	61,997
Entergy Corp. (Electric)	13,172	943,379
EQT Corp. (Oil & Gas)	9,968	360,244
Exelon Corp. (Electric)	45,568	1,730,217
FirstEnergy Corp. (Electric)	21,004	739,971
Great Plains Energy, Inc. (Electric)	9,256	157,537
Hawaiian Electric Industries, Inc. (Electric)	6,408	145,974
IDACORP, Inc. (Electric)	3,204	106,597
Integrys Energy Group, Inc. (Electric)	5,340	233,572
ITC Holdings Corp. (Electric)	3,560	188,360
Laclede Group, Inc. (Gas)	1,424	47,177
Mirant Corp.* (Electric)	9,968	105,262
National Fuel Gas Co. (Pipelines)	4,628	212,333
New Jersey Resources Corp. (Gas)	2,848	100,250
NextEra Energy, Inc. (Electric)	28,480	1,388,685
Nicor, Inc. (Gas)	3,204	129,762
NiSource, Inc. (Electric)	19,224	278,748
Northeast Utilities System (Electric)	12,104	308,410
Northwest Natural Gas Co. (Gas)	1,780	77,555
NorthWestern Corp. (Electric)	2,492	65,290
NRG Energy, Inc.* (Electric)	17,800	377,538
NSTAR (Electric)	7,476	261,660
NV Energy, Inc. (Electric)	16,020	189,196
ONEOK, Inc. (Gas)	6,764	292,543
Pepco Holdings, Inc. (Electric)	15,308	240,029
PG&E Corp. (Electric)	25,632	1,053,475
Piedmont Natural Gas Co., Inc. (Gas)	4,628	117,088
Pinnacle West Capital Corp. (Electric)	7,120	258,883
PNM Resources, Inc. (Electric)	5,340	59,701
Portland General Electric Co. (Electric)	5,340	97,882
PPL Corp. (Electric)	26,344	657,283
Progress Energy, Inc. (Electric)	19,580	767,928
Public Service Enterprise Group, Inc. (Electric)	35,244	1,104,194
Questar Corp. (Pipelines)	12,104	550,611
RRI Energy, Inc.* (Electric)	24,208	91,748
SCANA Corp. (Electric)	7,832	280,072
Sempra Energy (Gas)	16,020	749,576
South Jersey Industries, Inc. (Gas)	2,136	91,763
Southern Co. (Electric)	56,960	1,895,629
Southwest Gas Corp. (Gas)	3,204	94,518
Spectra Energy Corp. (Pipelines)	44,856	900,260
TECO Energy, Inc. (Electric)	13,884	209,232
The AES Corp.* (Electric)	55,180	509,863
UGI Corp. (Gas)	7,476	190,189
Unisource Energy Corp. (Electric)	2,492	75,209
Vectren Corp. (Gas)	5,696	134,767
Westar Energy, Inc. (Electric)	7,476	161,556
WGL Holdings, Inc. (Gas)	3,560	121,147
Wisconsin Energy Corp. (Electric)	8,188	415,459
Xcel Energy, Inc. (Electric)	31,684	653,007

TOTAL COMMON STOCKS
(Cost $21,505,766)		29,834,199

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Utilities :: 257

Common Stocks, continued

Value

TOTAL INVESTMENT SECURITIES
(Cost $21,505,766)—101.9%	$29,834,199
Net other assets (liabilities)—(1.9)%	(554,722)

NET ASSETS—100.0%	$29,279,477

*  Non-income producing security

ProFund VP Utilities invested in the following industries as of June 30, 2010:

		% of
	Value	Net Assets

Electric	$24,682,095	84.3%
Energy-Alternate Sources	147,651	0.5%
Gas	2,510,886	8.6%
Oil & Gas	360,244	1.2%
Pipelines	1,663,204	5.7%
Water	470,119	1.6%
Other**	(554,722)	(1.9)%

Total	$29,279,477	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

258 :: ProFund VP Utilities :: Financial Statements

Statement of Assets and Liabilities (unaudited) :: June 30, 2010

Assets:
Total Investment Securities, at cost	$21,505,766

Securities, at value	29,834,199

Total Investment Securities, at value	29,834,199
Dividends receivable	64,705
Prepaid expenses	394

Total Assets	29,899,298

Liabilities:
Cash overdraft	320,692
Payable for capital shares redeemed	232,620
Advisory fees payable	15,156
Management services fees payable	2,020
Administration fees payable	986
Administrative services fees payable	11,210
Distribution fees payable	9,185
Trustee fees payable	1
Transfer agency fees payable	3,226
Fund accounting fees payable	2,139
Compliance services fees payable	163
Other accrued expenses	22,423

Total Liabilities	619,821

Net Assets	$29,279,477

Net Assets consist of:
Capital	$31,256,526
Accumulated net investment income (loss)	440,610
Accumulated net realized gains (losses) on investments	(10,746,092)
Net unrealized appreciation (depreciation) on investments	8,328,433

Net Assets	$29,279,477

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,174,010

Net Asset Value (offering and redemption price per share)	$24.94

Statement of Operations (unaudited) :: For the six months ended June 30, 2010

Investment Income:
Dividends	$719,957
Interest	27

Total Investment Income	719,984

Expenses:
Advisory fees	124,721
Management services fees	16,629
Administration fees	6,754
Transfer agency fees	9,859
Administrative services fees	53,833
Distribution fees	41,574
Custody fees	4,323
Fund accounting fees	13,532
Trustee fees	205
Compliance services fees	150
Other fees	22,417

Total Gross Expenses before reductions	293,997
Less Expenses reduced by the Advisor	(14,623)

Total Net Expenses	279,374

Net Investment Income (Loss)	440,610

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(493,548)
Change in net unrealized appreciation/depreciation on investments	(2,408,607)

Net Realized and Unrealized Gains (Losses) on Investments	(2,902,155)

Change in Net Assets Resulting from Operations	$(2,461,545)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Utilities :: 259

Statements of Changes in Net Assets

	For the
	six months ended	For the
	June 30, 2010	year ended
	(unaudited)	December 31, 2009

From Investment Activities:
Operations:
Net investment income (loss)	$440,610	$827,777
Net realized gains (losses) on investments	(493,548)	(1,777,591)
Change in net unrealized appreciation/depreciation on investments	(2,408,607)	2,256,825

Change in net assets resulting from operations	(2,461,545)	1,307,011

Distributions to Shareholders From:
Net investment income	(856,502)	(1,254,992)

Change in net assets resulting from distributions	(856,502)	(1,254,992)

Capital Transactions:
Proceeds from shares issued	14,359,622	52,956,407
Dividends reinvested	856,502	1,254,992
Value of shares redeemed	(20,887,930)	(51,533,751)

Change in net assets resulting from capital transactions	(5,671,806)	2,677,648

Change in net assets	(8,989,853)	2,729,667
Net Assets:
Beginning of period	38,269,330	35,539,663

End of period	$29,279,477	$38,269,330

Accumulated net investment income (loss)	$440,610	$856,502

Share Transactions:
Issued	543,221	2,058,306
Reinvested	32,841	48,269
Redeemed	(796,019)	(2,091,356)

Change in shares	(219,957)	15,219

See accompanying notes to the financial statements.

260 :: ProFund VP Utilities :: Financial Highlights

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the
	six months ended	For the	For the	For the	For the	For the
	June 30, 2010	year ended	year ended	year ended	year ended	year ended
	(unaudited)	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$27.45	$25.78	$39.33	$34.84	$29.64	$26.55

Investment Activities:
Net investment income (loss)(a)	0.35	0.71	0.53	0.46	0.54	0.46
Net realized and unrealized gains (losses) on investments	(2.20)	2.00	(12.26)	4.97	5.11	3.04

Total income (loss) from investment activities	(1.85)	2.71	(11.73)	5.43	5.65	3.50

Distributions to Shareholders From:
Net investment income	(0.66)	(1.04)	(0.91)	(0.52)	(0.45)	(0.16)
Net realized gains on investments	—	—	(0.91)	(0.42)	—	(0.25)

Total distributions	(0.66)	(1.04)	(1.82)	(0.94)	(0.45)	(0.41)

Net Asset Value, End of Period	$24.94	$27.45	$25.78	$39.33	$34.84	$29.64

Total Return	(6.83)% (b)	10.73%	(30.70)%	15.80%	19.22%	13.06%

Ratios to Average Net Assets:
Gross expenses(c)	1.77%	1.83%	1.75%	1.72%	1.75%	1.89%
Net expenses(c)	1.68%	1.66%	1.63%	1.63%	1.68%	1.89%
Net investment income (loss)(c)	2.65%	2.84%	1.54%	1.22%	1.68%	1.56%

Supplemental Data:
Net assets, end of period (000’s)	$29,279	$38,269	$35,540	$195,220	$104,601	$75,931
Portfolio turnover rate(d)	27% (b)	139%	82%	168%	153%	251%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP U.S. Government Plus :: 261

Investment Objective:   The ProFund VP U.S. Government Plus seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the daily price movement of the most recently issued 30-year U.S.Treasury Bond (“Long Bond”).

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2010

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	4%
Swap Agreements	78%
U.S. Treasury Obligations	43%

Total Exposure	125%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The ProFund VP U.S. Government Plus primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Schedule of Portfolio Investments (unaudited)

U.S. Treasury Obligations (43.3%)

	Principal
	Amount	Value

U.S. Treasury Bonds, 4.375%, 5/15/40	$37,800,000	$40,977,563

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $38,483,259)		40,977,563

Repurchase Agreements (55.3%)
Bank of America, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $10,459,000 (Collateralized by $9,843,800 of various U.S. Treasury Notes, 3.63%–3.75%, 11/15/18-8/15/19, market value $10,668,354)	10,459,000	10,459,000
Deutsche Bank, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $10,459,000 (Collateralized by $10,686,000 of various U.S. Treasury Securities, 0.28%‡–1.88%, 1/24/11–6/15/12, market value $10,669,374)	10,459,000	10,459,000
HSBC, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $10,459,000 (Collateralized by $10,685,000 of various U.S. Treasury Securities, 0.18%–1.88%, 3/9/11–6/15/12, market value $10,669,561)	10,459,000	10,459,000
UBS, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $10,459,000 (Collateralized by $9,699,000 Federal National Mortgage Association, 5.25%, 8/1/12, market value $10,668,900)	10,459,000	10,459,000
UMB, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $10,456,000 (Collateralized by $10,586,600 of various U.S. TreasuryNotes, 1.50%–2.38%, 8/31/10-10/31/10, market value $10,665,294)	10,456,000	10,456,000

TOTAL REPURCHASE AGREEMENTS
(Cost $52,292,000)		52,292,000

TOTAL INVESTMENT SECURITIES
(Cost $90,775,260)—98.6%		93,269,563
Net other assets (liabilities)—1.4%		1,310,419

NET ASSETS—100.0%		$94,579,982

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of June 30, 2010, the aggregate amount held in a segregated account was $7,320,000.

‡	Represents the effective yield or interest rate in effect at June 30,2010.

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

30-Year U.S. Treasury Bond Futures Contract expiring 9/22/10 (Underlying notional amount at value $3,444,188)	27	$100,369

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreement with Credit Suisse Capital LLC, based on the 30-Year U.S. Treasury Bond, 4.375% due 5/15/40	$73,824,656	$497,360

See accompanying notes to the financial statements.

262 :: ProFund VP U.S. Government Plus :: Financial Statements

Statement of Assets and Liabilities (unaudited) :: June 30, 2010

Assets:
Total Investment Securities, at cost	$90,775,260

Securities, at value	40,977,563
Repurchase agreements, at value	52,292,000

Total Investment Securities, at value	93,269,563
Cash	3,845
Segregated cash balances with brokers for futures contracts	77,389
Interest receivable	211,213
Unrealized gain on swap agreements	497,360
Receivable for capital shares issued	655,961
Variation margin on futures contracts	7,594
Prepaid expenses	783

Total Assets	94,723,708

Liabilities:
Payable for capital shares redeemed	17,080
Advisory fees payable	31,726
Management services fees payable	6,345
Administration fees payable	2,709
Administrative services fees payable	23,720
Distribution fees payable	20,244
Trustee fees payable	4
Transfer agency fees payable	6,940
Fund accounting fees payable	5,877
Compliance services fees payable	368
Other accrued expenses	28,713

Total Liabilities	143,726

Net Assets	$94,579,982

Net Assets consist of:
Capital	$108,726,593
Accumulated net investment income (loss)	86,532
Accumulated net realized gains (losses) on investments	(17,325,175)
Net unrealized appreciation (depreciation) on investments	3,092,032

Net Assets	$94,579,982

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	4,454,370

Net Asset Value (offering and redemption price per share)	$21.23

Statement of Operations (unaudited) :: For the six months ended June 30, 2010

Investment Income:
Interest	$587,516

Expenses:
Advisory fees	142,306
Management services fees	28,461
Administration fees	10,458
Transfer agency fees	15,548
Administrative services fees	91,319
Distribution fees	71,153
Custody fees	3,013
Fund accounting fees	20,922
Trustee fees	285
Compliance services fees	288
Other fees	33,567

Total Gross Expenses before reductions	417,320
Less Expenses reduced by the Advisor	(24,557)

Total Net Expenses	392,763

Net Investment Income (Loss)	194,753

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	481,528
Net realized gains (losses) on futures contracts	187,600
Net realized gains (losses) on swap agreements	4,127,151
Change in net unrealized appreciation/depreciation on investments	3,482,707

Net Realized and Unrealized Gains (Losses) on Investments	8,278,986

Change in Net Assets Resulting from Operations	$8,473,739

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP U.S. Government Plus :: 263

Statements of Changes in Net Assets

	For the
	six months ended	For the
	June 30, 2010	year ended
	(unaudited)	December 31, 2009

From Investment Activities:
Operations:
Net investment income (loss)	$194,753	$(103,257)
Net realized gains (losses) on investments	4,796,279	(21,449,915)
Change in net unrealized appreciation/depreciation on investments	3,482,707	(11,724,436)

Change in net assets resulting from operations	8,473,739	(33,277,608)

Distributions to Shareholders From:
Net investment income	(108,221)	—
Return of capital	—	(30,119)
Net realized gains on investments	—	(24,247,436)

Change in net assets resulting from distributions	(108,221)	(24,277,555)

Capital Transactions:
Proceeds from shares issued	161,248,681	232,544,751
Dividends reinvested	108,221	24,277,555
Value of shares redeemed	(117,524,643)	(282,368,668)

Change in net assets resulting from capital transactions	43,832,259	(25,546,362)

Change in net assets	52,197,777	(83,101,525)
Net Assets:
Beginning of period	42,382,205	125,483,730

End of period	$94,579,982	$42,382,205

Accumulated net investment income (loss)	$86,532	$—

Share Transactions:
Issued	8,499,057	9,053,640
Reinvested	5,279	1,257,781
Redeemed	(6,420,054)	(10,596,545)

Change in shares	2,084,282	(285,124)

See accompanying notes to the financial statements.

262 :: ProFund VP U.S. Government Plus :: Financial Highlights

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the
	six months ended		For the	For the	For the	For the	For the
	June 30, 2010		year ended	year ended	year ended	year ended	year ended
	(unaudited)		Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$17.88		$47.26	$32.10	$30.20	$32.75	$30.74

Investment Activities:
Net investment income (loss)(a)	0.06		(0.05)	0.58	1.06	1.04	0.75
Net realized and unrealized gains (losses) on investments	3.33		(14.27)	15.15	1.91	(2.55)	2.01

Total income (loss) from investment activities	3.39		(14.32)	15.73	2.97	(1.51)	2.76

Distributions to Shareholders From:
Net investment income	(0.04)		—	(0.57)	(1.07)	(1.04)	(0.75)
Return of capital	—		(0.01)	—	—	—	—
Net realized gains on investments	—		(15.05)	—	—	—	—

Total distributions	(0.04)		(15.06)	(0.57)	(1.07)	(1.04)	(0.75)

Net Asset Value, End of Period	$21.23		$17.88	$47.26	$32.10	$30.20	$32.75

Total Return	18.95%	(b)	(32.62)%	49.73%	10.12%	(4.52)%	9.01%

Ratios to Average Net Assets:
Gross expenses(c)	1.47%		1.53%	1.45%	1.43%	1.42%	1.59%
Net expenses(c)	1.38%		1.36%	1.33%	1.33%	1.38%	1.59%
Net investment income (loss)(c)	0.68%		(0.16)%	1.71%	3.55%	3.45%	2.32%

Supplemental Data:
Net assets, end of period (000’s)	$94,580		$42,382	$125,484	$94,705	$33,259	$91,463
Portfolio turnover rate(d)	347%	(b)	808%	464%	474%	1,308%	1,660%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Rising Rates Opportunity :: 265

Investment Objective:   The ProFund VP Rising Rates Opportunity seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the inverse (opposite) of the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”)

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2010

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(2)%
Swap Agreements	(125)%
Options	NM

Total Exposure	(127)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.
NMNot meaningful, amount is less than 0.5%.

Holdings

The ProFund VP Rising Rates Opportunity primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements (103.5%)
	Principal
	Amount	Value

Bank of America, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $10,345,000 (Collateralized by $9,737,200 of various U.S. Treasury Notes, 3.63%–3.75%, 11/15/18-8/15/19, market value $10,552,032)	$10,345,000	$10,345,000
Deutsche Bank, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $10,345,000 (Collateralized by $10,570,000 Federal National Mortgage Association, 0.28%‡, 1/24/11, market value $10,553,446)	10,345,000	10,345,000
HSBC, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $10,345,000 (Collateralized by $10,569,000 of various Federal Home Loan Mortgage Corp. Securities, 0.18%–1.00%, 3/9/11–1/25/12, market value $10,553,813)	10,345,000	10,345,000
UBS, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $10,345,000 (Collateralized by $9,594,000 Federal National Mortgage Association, 5.25%, 8/1/12, market value $10,553,400)	10,345,000	10,345,000
UMB, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $10,343,000 (Collateralized by $10,476,400 of various U.S. Treasury Notes, 0.88%–2.38%, 8/31/10-12/31/10, market value $10,550,005)	10,343,000	10,343,000

TOTAL REPURCHASE AGREEMENTS
(Cost $51,723,000)		51,723,000

Options Purchased(NM)
	Contracts	Value

U.S. Treasury Bond Call Option exercise @ 190, expiring 11/26/10	150	$1,819

TOTAL OPTIONS PURCHASED
(Cost $2,662)		1,819

TOTAL INVESTMENT SECURITIES
(Cost $51,725,662)—103.5%		51,724,819
Net other assets (liabilities)—(3.5)%		(1,740,967)

NET ASSETS—100.0%		$49,983,852

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of June 30, 2010, the aggregate amount held in a segregated account was $7,500,000.

‡	Represents the effective yield or interest rate in effect at June 30, 2010.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
		Unrealized
		Appreciation
	Contracts	(Depreciation)

30-Year U.S. Treasury Bond Futures Contract expiring 9/22/10 (Underlying notional amount at value $1,148,063)	9	$(23,484)

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreement with Credit Suisse Capital LLC, based on the 30-Year U.S. Treasury Bond, 4.375% due 5/15/40	$(62,333,594)	$(1,637,747)

See accompanying notes to the financial statements.

266 :: ProFund VP Rising Rates Opportunity :: Financial Statements

Statement of Assets and Liabilities (unaudited) :: June 30, 2010

Assets:
Total Investment Securities, at cost	$51,725,662

Securities, at value	1,819
Repurchase agreements, at value	51,723,000

Total Investment Securities, at value	51,724,819
Segregated cash balances with brokers for futures contracts	24,378
Receivable for capital shares issued	183,546
Prepaid expenses	786

Total Assets	51,933,529

Liabilities:
Cash overdraft	443
Payable for capital shares redeemed	178,973
Unrealized loss on swap agreements	1,637,747
Variation margin on futures contracts	2,531
Advisory fees payable	29,090
Management services fees payable	3,877
Administration fees payable	1,744
Administrative services fees payable	20,652
Distribution fees payable	20,233
Trustee fees payable	2
Transfer agency fees payable	5,949
Fund accounting fees payable	3,784
Compliance services fees payable	309
Other accrued expenses	44,343

Total Liabilities	1,949,677

Net Assets	$49,983,852

Net Assets consist of:
Capital	$127,016,439
Accumulated net investment income (loss)	(491,822)
Accumulated net realized gains (losses) on investments	(74,878,691)
Net unrealized appreciation (depreciation) on investments	(1,662,074)

Net Assets	$49,983,852

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	4,316,172

Net Asset Value (offering and redemption price per share)	$11.58

Statement of Operations (unaudited) :: For the six months ended June 30, 2010

Investment Income:
Interest	$29,320

Expenses:
Advisory fees	232,653
Management services fees	31,020
Administration fees	12,308
Transfer agency fees	17,865
Administrative services fees	92,535
Distribution fees	77,551
Custody fees	3,562
Fund accounting fees	23,960
Trustee fees	375
Compliance services fees	285
Other fees	37,657

Total Gross Expenses before reductions	529,771
Less Expenses reduced by the Advisor	(8,629)

Total Net Expenses	521,142

Net Investment Income (Loss)	(491,822)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(17,353)
Net realized gains (losses) on futures contracts	(646,554)
Net realized gains (losses) on swap agreements	(10,286,550)
Change in net unrealized appreciation/depreciation on investments	(1,235,875)

Net Realized and Unrealized Gains (Losses) on Investments	(12,186,332)

Change in Net Assets Resulting from Operations	$(12,678,154)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Rising Rates Opportunity :: 267

Statements of Changes in Net Assets

	For the
	six months ended	For the
	June 30, 2010	year ended
	(unaudited)	December 31, 2009

From Investment Activities:
Operations:
Net investment income (loss)	$(491,822)	$(842,720)
Net realized gains (losses) on investments	(10,950,457)	14,123,895
Change in net unrealized appreciation/depreciation on investments	(1,235,875)	(1,019,323)

Change in net assets resulting from operations	(12,678,154)	12,261,852

Distributions to Shareholders From:
Net investment income	—	(291,473)

Change in net assets resulting from distributions	—	(291,473)

Capital Transactions:
Proceeds from shares issued	94,249,326	197,711,133
Dividends reinvested	—	291,473
Value of shares redeemed	(87,397,068)	(190,752,996)

Change in net assets resulting from capital transactions	6,852,258	7,249,610

Change in net assets	(5,825,896)	19,219,989
Net Assets:
Beginning of period	55,809,748	36,589,759

End of period	$49,983,852	$55,809,748

Accumulated net investment income (loss)	$(491,822)	$—

Share Transactions:
Issued	6,858,471	14,725,896
Reinvested	—	21,591
Redeemed	(6,448,107)	(14,208,014)

Change in shares	410,364	539,473

See accompanying notes to the financial statements.

268 :: ProFund VP Rising Rates Opportunity :: Financial Highlights

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the
	six months ended	For the	For the	For the	For the	For the
	June 30, 2010	year ended	year ended	year ended	year ended	year ended
	(unaudited)	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$14.29	$10.87	$18.53	$20.70	$19.13	$20.78

Investment Activities:
Net investment income (loss)(a)	(0.11)	(0.21)	0.08	0.72	0.70	0.27
Net realized and unrealized gains (losses) on investments	(2.60)	3.70	(6.82)	(1.72)	1.26	(1.92)

Total income (loss) from investment activities	(2.71)	3.49	(6.74)	(1.00)	1.96	(1.65)

Distributions to Shareholders From:
Net investment income	—	(0.07)	(0.92)	(1.17)	(0.39)	—

Net Asset Value, End of Period	$11.58	$14.29	$10.87	$18.53	$20.70	$19.13

Total Return	(18.96)% (b)	32.18%	(37.97)%	(5.20)%	10.15%	(7.89)%

Ratios to Average Net Assets:
Gross expenses(c)	1.71%	1.73%	1.68%	1.63%	1.64%	1.73%
Net expenses(c)	1.68%	1.66%	1.63%	1.58%	1.61%	1.73%
Net investment income (loss)(c)	(1.59)%	(1.57)%	0.44%	3.47%	3.31%	1.36%

Supplemental Data:
Net assets, end of period (000’s)	$49,984	$55,810	$36,590	$75,041	$130,894	$139,379
Portfolio turnover rate(d)	—	—	—	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Falling U.S. Doller :: 269

Investment Objective:   The ProFund VP Falling U.S. Dollar seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the U.S.Dollar Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2010

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(18)%
Forward Currency Contracts	(83)%

Total Exposure	(101)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The ProFund VP Falling U.S. Dollar primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

U.S. Dollar Index - Currencies
% of Index

Euro	57%
Japanes Yen	14%
British Sterling Pound	12%
Canadian Dollar	9%
Swedish Krona	4%
Swiss Franc	4%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements (100.8%)
	Principal
	Amount	Value

Bank of America, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $286,000 (Collateralized by $272,700 U.S. Treasury Notes, 3.63%, 8/15/19, market value $291,789)	$286,000	$286,000
Deutsche Bank, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $286,000 (Collateralized by $293,000 Federal National Mortgage Association, 0.28%‡, 1/24/11, market value $292,541)	286,000	286,000
HSBC, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $286,000 (Collateralized by $292,000 Federal Home Loan Mortgage Corp., 1.00%, 11/18/11, market value $292,444)	286,000	286,000
UBS, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $286,000 (Collateralized by $266,000 Federal National Mortgage Association, 5.25%, 8/1/12, market value $292,600)	286,000	286,000
UMB, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $284,000 (Collateralized by $287,000 U.S. Treasury Notes, 2.00%, 9/30/10, market value $289,722)	284,000	284,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,428,000)		1,428,000

TOTAL INVESTMENT SECURITIES (Cost $1,428,000)—100.8%		1,428,000
Net other assets (liabilities)—(0.8)%		(11,514)

NET ASSETS—100.0%		$1,416,486

+	All or a portion of this security is held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of June 30, 2010, the aggregate amount held in a segregated account was $80,000.
‡	Represents the effective yield or interest rate in effect at June 30, 2010.

Futures Contracts Sold

		Unrealized
		Appreciation
	Contracts	(Depreciation)

U.S. Dollar Index Futures Contract expiring 9/14/10 (Underlying notional amount at value $259,050)	3	$3,939

See accompanying notes to the financial statements.

270 :: ProFund VP Falling U.S. Dollar :: Financial Statements

At June 30, 2010, the ProFund VP Falling U.S. Dollar’s forward currency contracts with Goldman Sachs International, were as follows:

		Contract Amount	Contract		Unrealized
	Delivery	in Local	Value	Fair	Appreciation
Currency	Date	Currency	in U.S. Dollars	Value	(Depreciation)

Short:
British Pound Sterling vs. U.S. Dollar	7/2/10	63,092	$94,468	$94,683	$215
Canadian Dollar vs. U.S. Dollar	7/2/10	64,463	60,791	61,014	223
Euro vs. U.S. Dollar	7/2/10	361,185	443,680	445,737	2,057
Japanese Yen vs. U.S. Dollar	7/2/10	9,806,495	110,858	110,783	(75)
Swedish Krona vs. U.S. Dollar	7/2/10	232,003	29,918	30,071	153
Swiss Franc vs. U.S. Dollar	7/2/10	33,098	30,715	30,712	(3)

Total Short Contracts			$770,430	$773,000	$2,570

Long:
British Pound Sterling vs. U.S. Dollar	7/2/10	63,092	$93,439	$94,253	$814
British Pound Sterling vs. U.S. Dollar	7/16/10	63,092	94,465	94,251	(214)
Canadian Dollar vs. U.S. Dollar	7/2/10	64,463	62,700	60,568	(2,132)
Canadian Dollar vs. U.S. Dollar	7/16/10	64,463	60,784	60,563	(221)
Euro vs. U.S. Dollar	7/2/10	361,185	444,655	441,623	(3,032)
Euro vs. U.S. Dollar	7/16/10	361,185	443,690	441,651	(2,039)
Japanese Yen vs. U.S. Dollar	7/2/10	9,806,495	107,471	110,933	3,462
Japanese Yen vs. U.S. Dollar	7/16/10	9,806,495	110,876	110,965	89
Swedish Krona vs. U.S. Dollar	7/2/10	232,003	29,744	29,765	21
Swedish Krona vs. U.S. Dollar	7/16/10	232,003	29,915	29,765	(150)
Swiss Franc vs. U.S. Dollar	7/2/10	33,098	29,368	30,717	1,349
Swiss Franc vs. U.S. Dollar	7/16/10	33,098	30,719	30,725	6

Total Long Contracts			1,537,826	$1,535,779	$(2,047)

At June 30, 2010, the ProFund VP Falling U.S. Dollar’s forward currency contracts with UBS AG, were as follows:

		Contract Amount	Contract		Unrealized
	Delivery	in Local	Value	Fair	Appreciation
Currency	Date	Currency	in U.S. Dollars	Value	(Depreciation)

Short:
British Pound Sterling vs. U.S. Dollar	7/2/10	30,588	$45,799	$45,903	$104
Canadian Dollar vs. U.S. Dollar	7/2/10	47,293	44,599	44,762	163
Euro vs. U.S. Dollar	7/2/10	190,339	233,812	234,897	1,085
Japanese Yen vs. U.S. Dollar	7/2/10	4,584,128	51,816	51,775	(41)
Swedish Krona vs. U.S. Dollar	7/2/10	152,210	19,626	19,724	98
Swiss Franc vs. U.S. Dollar	7/2/10	13,534	12,557	12,553	(4)

Total Short Contracts			$408,209	$409,614	$1,405

Long:
British Pound Sterling vs. U.S. Dollar	7/2/10	30,588	$45,837	$45,696	$(141)
British Pound Sterling vs. U.S. Dollar	7/16/10	30,588	45,799	45,695	(104)
Canadian Dollar vs. U.S. Dollar	7/2/10	47,293	45,799	44,436	(1,363)
Canadian Dollar vs. U.S. Dollar	7/16/10	47,293	44,595	44,432	(163)
Euro vs. U.S. Dollar	7/2/10	190,340	235,341	232,729	(2,612)
Euro vs. U.S. Dollar	7/16/10	190,339	233,820	232,743	(1,077)
Japanese Yen vs. U.S. Dollar	7/2/10	4,584,128	51,001	51,857	856
Japanese Yen vs. U.S. Dollar	7/16/10	4,584,128	51,826	51,872	46
Swedish Krona vs. U.S. Dollar	7/2/10	152,210	19,644	19,528	(116)
Swedish Krona vs. U.S. Dollar	7/16/10	152,210	19,625	19,528	(97)
Swiss Franc vs. U.S. Dollar	7/2/10	13,535	12,279	12,561	282
Swiss Franc vs. U.S. Dollar	7/16/10	13,534	12,559	12,564	5

Total Long Contracts			$818,125	$813,641	$(4,484)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Falling U.S. Doller :: 271

Statement of Assets and Liabilities (unaudited) :: June 30, 2010

Assets:
Total Investment Securities, at cost	$1,428,000

Repurchase agreements, at value	1,428,000

Total Investment Securities, at value	1,428,000

Segregated cash balances with brokers for futures contracts	5,990

Segregated cash balances with custodian for forward currency contracts	1,221

Unrealized appreciation on forward currency exchange contracts	7,066
Receivable for investments sold	1,178,638
Variation margin on futures contracts	180
Prepaid expenses	21

Total Assets	2,621,116

Liabilities:
Cash overdraft	416
Payable for investments purchased	1,174,663
Payable for capital shares redeemed	10,880
Unrealized depreciation on forward currency contracts	13,597
Advisory fees payable	598
Management services fees payable	80
Administration fees payable	44
Administrative services fees payable	927
Distribution fees payable	917
Transfer agency fees payable	147
Fund accounting fees payable	95
Compliance services fees payable	8
Other accrued expenses	2,258

Total Liabilities	1,204,630

Net Assets	$1,416,486

Net Assets consist of:
Capital	$3,606,748
Accumulated net investment income (loss)	(15,329)
Accumulated net realized gains (losses) on investments	(2,176,316)
Net unrealized appreciation (depreciation) on investments	1,383

Net Assets	$1,416,486

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	52,309

Net Asset Value (offering and redemption price per share)	$27.08

Statement of Operations (unaudited) :: For the six months ended June 30, 2010

Investment Income:
Interest	$488

Expenses:
Advisory fees	6,115
Management services fees	815
Administration fees	370
Transfer agency fees	540
Administrative services fees	2,038
Distribution fees	2,038
Custody fees	1,991
Fund accounting fees	725
Trustee fees	12
Compliance services fees	8
Other fees	1,602

Total Gross Expenses before reductions	16,254
Less Expenses reduced by the Advisor	(437)

Total Net Expenses	15,817

Net Investment Income (Loss)	(15,329)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on futures contracts	(10,062)
Net realized gains (losses) on foreign currency transactions	(170,643)
Change in net unrealized appreciation/depreciation on investments	8,339

Net Realized and Unrealized Gains (Losses) on Investments	(172,366)

Change in Net Assets Resulting from Operations	$(187,695)

See accompanying notes to the financial statements.

272 :: ProFund VP Falling U.S. Dollar :: Financial Statements

Statements of Changes in Net Assets

	For the
	six months ended	For the
	June 30, 2010	year ended
	(unaudited)	December 31, 2009

From Investment Activities:
Operations:
Net investment income (loss)	$(15,329)	$(34,620)
Net realized gains (losses) on investments	(180,705)	38,724
Change in net unrealized appreciation/depreciation on investments	8,339	44,180

Change in net assets resulting from operations	(187,695)	48,284

Distributions to Shareholders From:
Net investment income	—	(58,271)

Change in net assets resulting from distributions	—	(58,271)

Capital Transactions:
Proceeds from shares issued	1,459,122	3,077,886
Dividends reinvested	—	58,271
Value of shares redeemed	(1,766,069)	(3,553,822)

Change in net assets resulting from capital transactions	(306,947)	(417,665)

Change in net assets	(494,642)	(427,652)
Net Assets:
Beginning of period	1,911,128	2,338,780

End of period	$1,416,486	$1,911,128

Accumulated net investment income (loss)	$(15,329)	$—

Share Transactions:
Issued	52,153	102,719
Reinvested	—	1,896
Redeemed	(63,231)	(118,724)

Change in shares	(11,078)	(14,109)

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Falling U.S. Doller :: 273

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the
	six months ended	For the	For the	For the
	June 30, 2010	year ended	year ended	year ended
	(unaudited)	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	(a)

Net Asset Value, Beginning of Period	$30.15	$30.18	$31.85	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.27)	(0.55)	0.15	0.29
Net realized and unrealized gains (losses) on investments	(2.80)	1.49	(1.70)	1.56

Total income (loss) from investment activities	(3.07)	0.94	(1.55)	1.85

Distributions to Shareholders From:
Net investment income	—	(0.97)	(0.08)	—
Net realized gains on investments	—	—	(0.04)	—

Total distributions	—	(0.97)	(0.12)	—

Net Asset Value, End of Period	$27.08	$30.15	$30.18	$31.85

Total Return	(10.18)% (c)	3.04%	(4.86)%	6.17%	(c)

Ratios to Average Net Assets:
Gross expenses(d)	1.99%	2.03%	1.62%	2.52%
Net expenses(d)	1.94% (e)	1.91% (e)	1.58%	1.63%
Net investment income (loss)(d)	(1.88)%	(1.82)%	0.46%	2.78%

Supplemental Data:
Net assets, end of period (000’s)	$1,416	$1,911	$2,339	$532
Portfolio turnover rate(f)	—	—	—	—

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	The expense ratio does not correlate to the applicable expense limits in place during the period due to the timing of the net expense accrual relative to sales and purchases of fund shares during the period.
(f)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

274 :: ProFund VP Money Market :: Financial Statements

Investment Objective:   The ProFund VP Money Market seeks a high level of current income consistent with liquidity and preservation of capital.

An investment in the ProFund VP Money Market is neither guaranteed nor insured by the Federal Deposit Insurance Corporation or any other government agency. Although the ProFund VP Money Market strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in this ProFund VP.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2010

Market Exposure
Investment Type	% of Net Assets

Repurchase Agreements	99%

Total Exposure	99%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements (99.3%)
	Principal
	Amount	Value

Bank of America, 0.00%, 7/1/10, dated 6/30/10, with a repurchase price of $52,004,000 (Collateralized by $48,841,900 U.S. Treasury Notes, 3.75%, 11/15/18, market value $53,044,145)	$52,004,000	$52,004,000
Deutsche Bank, 0.00%, 7/1/10, dated 6/30/10, with a repurchase price of $52,004,000 (Collateralized by $53,128,000 Federal National Mortgage Association, 0.28%‡, 1/24/11, market value $53,044,793)	52,004,000	52,004,000
HSBC, 0.00%, 7/1/10, dated 6/30/10, with a repurchase price of $52,004,000 (Collateralized by $52,683,000 Federal National Mortgage Association, 1.00%, 11/23/11, market value $53,044,920)	52,004,000	52,004,000
UBS, 0.00%, 7/1/10, dated 6/30/10, with a repurchase price of$52,004,000 (Collateralized by$48,222,000 Federal National Mortgage Association, 5.25%, 8/1/12, market value $53,044,200)	52,004,000	52,004,000
UMB, 0.00%, 7/1/10, dated 6/30/10, with a repurchase price of $52,003,000 (Collateralized by $52,663,200 U.S. Treasury Notes, 0.88%, 1/31/11, market value $53,043,068)	52,003,000	52,003,000

TOTAL REPURCHASE AGREEMENTS
(Cost $260,019,000)		260,019,000

TOTAL INVESTMENT SECURITIES
(Cost $260,019,000)—99.3%		260,019,000
Net other assets (liabilities)—0.7%		1,948,503

NET ASSETS—100.0%		$261,967,503

‡	Represents the effective yield or interest rate in effect at June 30, 2010.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Money Market :: 275

Statement of Assets and Liabilities (unaudited) :: June 30, 2010

Assets:
Total Investment Securities, at cost	$260,019,000

Repurchase agreements, at value	260,019,000

Total Investment Securities, at value	260,019,000
Cash	830
Receivable for capital shares issued	3,806,801
Receivable from Advisor	117,161
Prepaid expenses	2,580

Total Assets	263,946,372

Liabilities:
Payable for capital shares redeemed	1,550,023
Administration fees payable	9,138
Administrative services fees payable	64,585
Distribution fees payable	118,163
Trustee fees payable	13
Transfer agency fees payable	27,061
Fund accounting fees payable	19,828
Compliance services fees payable	1,191
Other accrued expenses	188,867

Total Liabilities	1,978,869

Net Assets	$261,967,503

Net Assets consist of:
Capital	$261,967,503

Net Assets	$261,967,503

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	261,967,503

Net Asset Value (offering and redemption price per share)	$1.00

Statement of Operations (unaudited) :: For the six months ended June 30, 2010

Investment Income:
Interest	$96,893

Expenses:
Advisory fees	811,174
Management services fees	108,156
Administration fees	46,894
Transfer agency fees	69,608
Administrative services fees	120,530
Distribution fees	218,725
Custody fees	5,244
Fund accounting fees	93,704
Trustee fees	1,310
Compliance services fees	1,159
Other fees	94,222

Total Gross Expenses before reductions	1,570,726
Less Expenses reduced by the Advisor	(1,494,710)

Total Net Expenses	76,016

Net Investment Income (Loss)	20,877

Change in Net Assets Resulting from Operations	$20,877

See accompanying notes to the financial statements.

276 :: ProFund VP Money Market :: Financial Statements

Statements of Changes in Net Assets

	For the
	six months ended	For the
	June 30, 2010	year ended
	(unaudited)	December 31, 2009

From Investment Activities:
Operations:
Net investment income (loss)	$20,877	$90,479

Change in net assets resulting from operations	20,877	90,479

Distributions to Shareholders From:
Net investment income	(20,877)	(90,479)

Change in net assets resulting from distributions	(20,877)	(90,479)

Capital Transactions:
Proceeds from shares issued	1,739,639,266	2,117,847,225
Dividends reinvested	20,877	90,479
Value of shares redeemed	(1,705,987,971)	(2,164,660,841)

Change in net assets resulting from capital transactions	33,672,172	(46,723,137)

Change in net assets	33,672,172	(46,723,137)
Net Assets:
Beginning of period	228,295,331	275,018,468

End of period	$261,967,503	$228,295,331

Share Transactions:
Issued	1,739,639,266	2,117,847,225
Reinvested	20,877	90,479
Redeemed	(1,705,987,971)	(2,164,660,841)

Change in shares	33,672,172	(43,723,137)

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Money Market :: 277

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the
	six months ended		For the		For the		For the	For the	For the
	June 30, 2010		year ended		year ended		year ended	year ended	year ended
	(unaudited)		Dec. 31, 2009		Dec. 31, 2008		Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000		$1.000	$1.000	$1.000

Investment Activities:
Net investment income(a)	—(b)		—(b)		0.008		0.037	0.036	0.018

Distributions to Shareholders From:
Net investment income	—(b)		—(b)		(0.008)		(0.037)	(0.036)	(0.018)

Net Asset Value, End of Period	$1.000		$1.000		$1.000		$1.000	$1.000	$1.000

Total Return	0.01%	(c)	0.03%		0.84%		3.77%	3.68%	1.80%

Ratios to Average Net Assets:
Gross expenses(d)	1.45%		1.41%		1.49%		1.37%	1.33%	1.34%
Net expenses(d)	0.07%	(e)	0.06%	(e)	0.99%	(e)	1.30%	1.29%	1.34%
Net investment income (loss)(d)	0.02%		0.03%		0.82%		3.67%	3.65%	1.91%

Supplemental Data:
Net assets, end of period (000’s)	$261,968		$228,295		$275,018		$251,771	$152,750	$56,286

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Amount is less than $0.0005.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	The expense ratio for the period reflects the reduction of certain expenses to maintain a certain minimum net yield.

See accompanying notes to the financial statements.

This Page Intentionally Left Blank

280 :: Notes to Financial Statements :: June 30, 2010 (unaudited)

1.	Organization

ProFunds (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the portfolios of the Trust included in this report (collectively, the “ProFunds VP” and individually, a “ProFund VP”).The ProFunds VP, excluding ProFund VP Money Market, are referred to as the “non-money market ProFunds VP”. Each non-money market ProFund VP is a “non-diversified” series of the Trust pursuant to the 1940 Act. Each ProFund VP offers one class of shares.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFunds’ VP maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds VP. However, based on experience, the ProFunds VP expect any risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates. Management has evaluated events and transactions through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements.

Investment Valuation

The ProFunds VP record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security prices are generally provided by an independent pricing service. The securities in the portfolio of a non-money market ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees.

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less may be valued at amortized cost, which approximates market value. For the ProFund VP Money Market, investments are valued at amortized cost, in accordance with Rule 2a-7 of the 1940 Act. Under the amortized cost method, premium or discount, if any is amortized or accreted, respectively, on a constant basis to the maturity of the security.

For the non-money market ProFunds VP, derivatives (e.g., futures contracts, options, swap agreements and forward currency contracts) are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust’s Board of Trustees. Futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund VP is determined. If there was no sale on that day, and for non-exchange traded derivatives, fair valuation procedures as described below may be applied.

When ProFund Advisors LLC (the “Advisor”) determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. While the Trust’s policy is intended to result in a calculation of a ProFund VP’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund VP could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a ProFund VP may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

June 30, 2010 (unaudited) :: Notes to Financial Statements :: 281

The valuation techniques described above maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the ProFunds’ VP investments are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the ProFunds’VP own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements maturing in sixty days or less are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

At June 30, 2010, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

A summary of the valuations as of June 30, 2010, based upon the three levels defined above, is included in the table below while the breakdown, by category, of equity securities is disclosed on the Schedule of Portfolio Investments for each ProFund VP:

			LEVEL 2 - Other Significant
	LEVEL 1 - Quoted Prices		Observable Inputs		Total

	Investment	Other Financial	Investment	Other Financial	Investment	Other Financial
	Securities	Instruments^	Securities	Instruments^	Securities	Instruments^

ProFund VP Bull
Common Stocks	$60,494,598	$–	$–	$–	$60,494,598	$–
Repurchase Agreements	–	–	20,915,000	–	20,915,000	–
Futures Contracts	–	(866,382)	–	–	–	(866,382)
Swap Agreements	–	–	–	(393,447)	–	(393,447)

Total	$60,494,598	$(866,382)	$20,915,000	$(393,447)	$81,409,598	$(1,259,829)

ProFund VP Mid-Cap
Repurchase Agreements	$–	$–	$9,520,000	$–	$9,520,000	$–
Futures Contracts	–	(119,330)	–	–	–	(119,330)
Swap Agreements	–	–	–	(338,115)	–	(338,115)

Total	$–	$(119,330)	$9,520,000	$(338,115)	$9,520,000	$(457,445)

ProFund VP Small-Cap
Common Stocks	$1,389,861	$–	$–	$–	$1,389,861	$–
Repurchase Agreements	–	–	3,516,000	–	3,516,000	–
Swap Agreements	–	–	–	(174,940)	–	(174,940)

Total	$1,389,861	$–	$3,516,000	$(174,940)	$4,905,861	$(174,940)

ProFund VP Dow 30
Repurchase Agreements	$–	$–	$126,000	$–	$126,000	$–
Swap Agreements	–	–	–	(4,429)	–	(4,429)

Total	$–	$–	$126,000	$(4,429)	$126,000	$(4,429)

ProFund VP NASDAQ-100
Common Stocks	$22,314,536	$–	$–	$–	$22,314,536	$–
Repurchase Agreements	–	–	21,431,000	–	21,431,000	–
Futures Contracts	–	(11,390)	–	–	–	(11,390)
Swap Agreements	–	–	–	(875,145)	–	(875,145)

Total	$22,314,536	$(11,390)	$21,431,000	$(875,145)	$43,745,536	$(886,535)

ProFund VP Large-Cap Value
Common Stocks	$25,305,340	$–	$–	$–	$25,305,340	$–

Total	$25,305,340	$–	$–	$–	$25,305,340	$–

282 :: Notes to Financial Statements :: June 30, 2010 (unaudited)

			LEVEL 2 - Other Significant
	LEVEL 1 - Quoted Prices		Observable Inputs		Total

	Investment	Other Financial	Investment	Other Financial	Investment	Other Financial
	Securities	Instruments^	Securities	Instruments^	Securities	Instruments^

ProFund VP Large-Cap Growth
Common Stocks	$21,562,895	$–	$–	$–	$21,562,895	$–

Total	$21,562,895	$–	$–	$–	$21,562,895	$–

ProFund VP Mid-Cap Value
Common Stocks	$29,386,459	$–	$–	$–	$29,386,459	$–

Total	$29,386,459	$–	$–	$–	$29,386,459	$–

ProFund VP Mid-Cap Growth
Common Stocks	$32,109,476	$–	$–	$–	$32,109,476	$–

Total	$32,109,476	$–	$–	$–	$32,109,476	$–

ProFund VP Small-Cap Value
Common Stocks	$21,686,740	$–	$–	$–	$21,686,740	$–
Rights/Warrants	–	–	474	–	474	–

Total	$21,686,740	$–	$474	$–	$21,687,214	$–

ProFund VP Small-Cap Growth
Common Stocks	$22,588,456	$–	$–	$–	$22,588,456	$–

Total	$22,588,456	$–	$–	$–	$22,588,456	$–

ProFund VP Asia 30
Common Stocks	$62,129,312	$–	$–	$–	$62,129,312	$–
Repurchase Agreements	–	–	411,000	–	411,000	–

Total	$62,129,312	$–	$411,000	–	$62,540,312	$–

ProFund VP Europe 30
Common Stocks	$26,448,429	$–	$–	$–	$26,448,429	$–
Repurchase Agreements	–	–	254,000	–	254,000	–
Futures Contracts	–	(41,648)	–	–	–	(41,648)

Total	$26,448,429	$(41,648)	$254,000	$–	$26,702,429	$(41,648)

ProFund VP International
Repurchase Agreements	$–	$–	$2,747,000	$–	$2,747,000	$–
Futures Contracts	–	(74,528)	–	–	–	(74,528)
Swap Agreements	–	–	–	(80,347)	–	(80,347)

Total	$–	$(74,528)	$2,747,000	$(80,347)	$2,747,000	$(154,875)

ProFund VP Emerging Markets
Common Stocks	$14,093,568	$–	–	$–	$14,093,568	$–
Preferred Stocks	1,735,436	–	–	–	1,735,436	–
Repurchase Agreements	–	–	6,017,000	–	6,017,000	–
Swap Agreements	–	–	–	(302,308)	–	(302,308)

Total	$15,829,004	$–	$6,017,000	$(302,308)	$21,846,004	$(302,308)

ProFund VP Japan
Repurchase Agreements	$–	$–	$8,360,000	$–	$8,360,000	$–
Futures Contracts	–	(317,162)	–	–	–	(317,162)

Total	$–	$(317,162)	$8,360,000	$–	$8,360,000	$(317,162)

ProFund VP UltraBull
Common Stocks	$1,457,706	$–	$–	$–	$1,457,706	$–
Repurchase Agreements	–	–	25,014,000	–	25,014,000	–
Futures Contracts	–	(317,308)	–	–	–	(317,308)
Swap Agreements	–	–	–	(2,065,841)	–	(2,065,841)

Total	$1,457,706	$(317,308)	$25,014,000	$(2,065,841)	$26,471,706	$(2,383,149)

June 30, 2010 (unaudited) :: Notes to Financial Statements :: 283

			LEVEL 2 - Other Significant
	LEVEL 1 - Quoted Prices		Observable Inputs		Total

	Investment	Other Financial	Investment	Other Financial	Investment	Other Financial
	Securities	Instruments^	Securities	Instruments^	Securities	Instruments^

ProFund VP UltraMid-Cap
Common Stocks	$12,604,443	$–	$–	$–	$12,604,443	$–
Repurchase Agreements	–	–	8,985,000	–	8,985,000	–
Futures Contracts	–	(496,522)	–	–	–	(496,522)
Swap Agreements	–	–	–	(1,055,211)	–	(1,055,211)

Total	$12,604,443	$(496,522)	$8,985,000	$(1,055,211)	$21,589,443	$(1,551,733)

ProFund VP UltraSmall-Cap
Common Stocks	$2,362,724	$–	$–	$–	$2,362,724	$–
Repurchase Agreements	–	–	17,775,000	–	17,775,000	–
Futures Contracts	–	(27,134)	–	–	–	(27,134)
Swap Agreements	–	–	–	(1,784,191)	–	(1,784,191)

Total	$2,362,724	$(27,134)	$17,775,000	$(1,784,191)	$20,137,724	$(1,811,325)

ProFund VP UltraNASDAQ-100
Common Stocks	$12,135,975	$–	$–	$–	$34,115,975	$–
Repurchase Agreements	–	–	21,980,000	–	21,980,000	–
Futures Contracts	–	(422,691)	–	–	–	(422,691)
Swap Agreements	–	–	–	(2,903,503)	–	(2,903,503)

Total	$12,135,975	$(422,691)	$21,980,000	$(2,903,503)	$56,095,975	$(3,326,194)

ProFund VP Bear
Repurchase Agreements	$–	$–	$49,592,000	$–	$49,592,000	$–
Futures Contracts	–	355,867	–	–	–	355,867
Swap Agreements	–	–	–	420,627	–	420,627

Total	$–	$355,867	$49,592,000	$420,627	$49,592,000	$776,494

ProFund VP Short Mid-Cap
Repurchase Agreements	$–	$–	$9,414,000	$–	$9,414,000	$–
Futures Contracts	–	348,187	–	–	–	348,187
Swap Agreements	–	–	–	71,324	–	71,324

Total	$–	$348,187	$9,414,000	$71,324	$9,414,000	$419,511

ProFund VP Short Small-Cap
Repurchase Agreements	$–	$–	$17,355,000	$–	$17,355,000	$–
Futures Contracts	–	28,271	–	–	–	28,271
Swap Agreements	–	–	–	160,006	–	160,006

Total	$–	$28,271	$17,355,000	$160,006	$17,355,000	$188,277

ProFund VP Short Dow 30
Repurchase Agreements	$–	$–	$92,000	$–	$92,000	$–
Swap Agreements	–	–	–	3,306	–	3,306

Total	$–	$–	$92,000	$3,306	$92,000	$3,306

ProFund VP Short NASDAQ-100
Repurchase Agreements	$–	$–	$26,154,000	$–	$26,154,000	$–
Futures Contracts	–	247,917	–	–	–	247,917
Swap Agreements	–	–	–	327,038	–	327,038

Total	$–	$247,917	$26,154,000	$327,038	$26,154,000	$574,955

284 :: Notes to Financial Statements :: June 30, 2010 (unaudited)

			LEVEL 2 - Other Significant
	LEVEL 1 - Quoted Prices		Observable Inputs		Total

	Investment	Other Financial	Investment	Other Financial	Investment	Other Financial
	Securities	Instruments^	Securities	Instruments^	Securities	Instruments^

ProFund VP Short International
Repurchase Agreements	$–	$–	$2,911,000	$–	$2,911,000	$–
Futures Contracts	–	79,384	–	–	–	79,384
Swap Agreements	–	–	–	77,996	–	77,996

Total	$–	$79,384	$2,911,000	$77,996	$2,911,000	$157,380

ProFund VP Short Emerging Markets
Repurchase Agreements	$–	$–	$2,504,000	$–	$2,504,000	$–
Swap Agreements	–	–	–	120,426	–	120,426

Total	$–	$–	$2,504,000	$120,426	$2,504,000	$120,426

ProFund VP UltraShort Dow 30
Repurchase Agreements	$–	$–	$577,000	$–	$577,000	$–
Futures Contracts	–	3,046	–	–	–	3,046
Swap Agreements	–	–	–	42,033	–	42,033

Total	$–	$3,046	$577,000	$42,033	$577,000	$45,079

ProFund VP UltraShort NASDAQ-100
Repurchase Agreements	$–	$–	$2,478,000	$–	$2,478,000	$–
Futures Contracts	–	12,187	–	–	–	12,187
Swap Agreements	–	–	–	77,665	–	77,665

Total	$–	$12,187	$2,478,000	$77,665	$2,478,000	$89,852

ProFund VP Banks
Common Stocks	$6,362,688	$–	$–	$–	$6,362,688	$–
Swap Agreements	–	–	–	(300)	–	(300)

Total	$6,362,688	$–	$–	$(300)	$6,362,688	$(300)

ProFund VP Basic Materials
Common Stocks	$34,448,941	$–	$–	$–	$34,448,941	$–

Total	$34,448,941	$–	$–	$–	$34,448,941	$–

ProFund VP Biotechnology
Common Stocks	$6,924,778	$–	$–	$–	$6,924,778	$–
Swap Agreements	–	–	–	(240)	–	(240)

Total	$6,924,778	$–	$–	$(240)	$6,924,778	$(240)

ProFund VP Consumer Goods
Common Stocks	$11,378,959	$–	$–	$–	$11,378,959	$–

Total	$11,378,959	$–	$–	$–	$11,378,959	$–

ProFund VP Consumer Services
Common Stocks	$12,797,176	$–	$–	$–	$12,797,176	$–

Total	$12,797,176	$–	$–	$–	$12,797,176	$–

ProFund VP Financials
Common Stocks	$27,297,658	$–	$–	$–	$27,297,658	$–

Total	$27,297,658	$–	$–	$–	$27,297,658	$–

June 30, 2010 (unaudited) :: Notes to Financial Statements :: 285

			LEVEL 2 - Other Significant
	LEVEL 1 - Quoted Prices		Observable Inputs		Total

	Investment	Other Financial	Investment	Other Financial	Investment	Other Financial
	Securities	Instruments^	Securities	Instruments^	Securities	Instruments^

ProFund VP Health Care
Common Stocks	$20,291,396	$–	$–	$–	$20,291,396	$–

Total	$20,291,396	$–	$–	$–	$20,291,396	$–

ProFund VP Industrials
Common Stocks	$12,185,496	$–	$–	$–	$12,185,496	$–

Total	$12,185,496	$–	$–	$–	$12,185,496	$–

ProFund VP Internet
Common Stocks	$5,703,930	$–	$–	$–	$5,703,930	$–
Repurchase Agreements	–	–	19,000	–	19,000	–

Total	$5,703,930	$–	$19,000	$–	$5,722,930	$–

ProFund VP Oil & Gas
Common Stocks	$54,977,338	$–	$–	$–	$54,977,338	$–

Total	$54,977,338	$–	$–	$–	$54,977,338	$–

ProFund VP Pharmaceuticals
Common Stocks	$4,436,068	$–	$–	$–	$4,436,068	$–
Swap Agreements	–	–	–	(480)	–	(480)

Total	$4,436,068	$–	$–	$(480)	$4,436,068	$(480)

ProFund VP Precious Metals
Repurchase Agreements	$–	$–	$138,683,000	$–	$138,683,000	$–
Swap Agreements	–	–	–	(5,428,970)	–	(5,428,970)

Total	$–	$–	$138,683,000	$(5,428,970)	$138,683,000	$(5,428,970)

ProFund VP Real Estate
Common Stocks	$28,166,669	$–	$–	$–	$28,166,669	$–

Total	$28,166,669	$–	$–	$–	$28,166,669	$–

ProFund VP Semiconductor
Common Stocks	$2,273,330	$–	$–	$–	$2,273,330	$–
Repurchase Agreements	–	–	13,000	–	13,000	–
Swap Agreements	–	–	–	(90)	–	(90)

Total	$2,273,330	$–	$13,000	$(90)	$2,286,330	$(90)

ProFund VP Technology
Common Stocks	$12,127,021	$–	$–	$–	$12,127,021	$–

Total	$12,127,021	$–	$–	$–	$12,127,021	$–

ProFund VP
Telecommunications
Common Stocks	$6,776,356	$–	$–	$–	$6,776,356	$–
Swap Agreements	–	–	–	(630)	–	(630)

Total	$6,776,356	$–	$–	$(630)	$6,776,356	$(630)

ProFund VP Utilities
Common Stocks	$29,834,199	$–	$–	$–	$29,834,199	$–

Total	$29,834,199	$–	$–	$–	$29,834,199	$–

286 :: Notes to Financial Statements :: June 30, 2010 (unaudited)

			LEVEL 2 - Other Significant
	LEVEL 1 - Quoted Prices		Observable Inputs		Total

	Investment	Other Financial	Investment	Other Financial	Investment	Other Financial
	Securities	Instruments^	Securities	Instruments^	Securities	Instruments^

ProFund VP U.S. Government Plus
U.S. Treasury Obligations	$40,977,563	$–	$–	$–	$40,977,563	$–
Repurchase Agreements	–	–	52,292,000	–	52,292,000	–
Futures Contracts	–	100,369	–	–	–	100,369
Swap Agreements	–	–	–	497,360	–	497,360

Total	$40,977,563	$100,369	$52,292,000	$497,360	$93,269,563	$597,729

ProFund VP Rising Rates
Opportunity
Repurchase Agreements	$–	$–	$51,723,000	$–	$51,723,000	$–
Options Purchased	–	–	1,819	–	1,819	–
Futures Contracts	–	(23,484)	–	–	–	(23,484)
Swap Agreements	–	–	–	(1,637,747)	–	(1,637,747)

Total	$–	$(23,484)	$51,724,819	$(1,637,747)	$51,724,819	$(1,661,231)

ProFund VP Falling U.S. Dollar
Repurchase Agreements	$–	$–	$1,428,000	$–	$1,428,000	$–
Futures Contracts	–	3,939	–	–	–	3,939
Forward Currency Contracts	–	–	–	(6,531)	–	(6,531)

Total	$–	$3,939	$1,428,000	$(6,531)	$1,428,000	$(2,592)

ProFund VP Money Market
Repurchase Agreements	$–	$–	$260,019,000	$–	$260,019,000	$–

Total	$–	$–	$260,019,000	$–	$260,019,000	$–

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

The Trust recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1, 2 or 3 as of June 30, 2010 from the valuation input levels used on March 31, 2010.

Repurchase Agreements

The ProFunds VP will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions. The creditworthiness of each of the firms that is a party to a repurchase agreement with the ProFunds VP is monitored by the Advisor. Repurchase agreements are subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon future price and date, normally one day or a few days later. The repurchase price is greater than the price paid by the ProFund VP, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying collateral securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

In addition, the value of the collateral underlying the repurchase agreement is monitored to ensure that the collateral is at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. Funds within the Trust and Access One Trust invest in repurchase agreements jointly, therefore, each ProFund VP holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each ProFund VP. The collateral underlying the repurchase agreement is held by the ProFund VP’s custodian. In the event of a default or bankruptcy by a selling financial institution, the ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent the proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss. A ProFund VP also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund VP expected to receive under the repurchase agreement.

June 30, 2010 (unaudited) :: Notes to Financial Statements :: 287

Real Estate Investment Trusts

The non-money market ProFunds VP, other than ProFund VP U.S. Government Plus and ProFund VP Rising Rates Opportunity, may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. Certain distributions received from REITS during the year are recorded as realized gains or return of capital when such information becomes known.

Short Sales

The non-money market ProFunds VP may engage in short sales. When a ProFund VP engages in a short sale, the ProFund VP records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The ProFund VP may also incur dividend expense if a security that has been sold short declares a dividend and is shown as an expense in the Statement of Operations and included in the expense ratio, as applicable. To borrow the security, a ProFund VP also may be required to pay a premium, which would increase the cost of the security sold. The ProFund VP is exposed to market risk based on the amount, if any that the market value of the securities sold short exceeds the proceeds received. The ProFunds VP will segregate cash or liquid instruments with the custodian or designate collateral for such securities sold short.

Short sales involve elements of market risk and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. This risk is potentially unlimited, as a ProFund VP that sells a security short without hedging will be exposed to any market value increase in the security sold short. As of June 30, 2010, there were no short sale transactions.

When-Issued Securities

Each ProFund VP may purchase securities on a when-issued basis. These securities are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time a ProFund VP makes the commitment to purchase securities on a when-issued basis, the ProFund VP will record the transaction and thereafter reflect the value of the securities, each day, in determining the ProFund VP’s net asset value. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Trust will segregate cash or liquid instruments with the custodian or designate collateral for such when-issued securities on the ProFund VP’s records. As of June 30, 2010, the ProFunds VP did not hold any when-issued securities.

Foreign Currency Transactions

Each non-money market ProFund VP, other than ProFund VP U.S. Government Plus and ProFund VP Rising Rates Opportunity, may invest directly in foreign currencies or hold financial instruments that provide exposure to foreign currencies or may invest in securities that trade in, or receive revenues in, foreign currencies. The accounting records of the ProFunds VP are maintained in U.S. dollars. Financial instruments and other assets and liabilities of a ProFund VP denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The ProFunds VP do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates.

Derivative Instruments

In seeking to achieve each ProFund VP’s investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative instruments such as futures contracts, options, forward currency contracts and swap agreements, that a ProFund VP should hold to approximate the inverse, multiple, or multiple inverse performance of its daily benchmark, as appropriate, based upon each ProFund VP’s investment objective. Derivative instruments held during the six months ended June 30, 2010 gained exposure to each ProFund VP’s benchmark (e.g., index, etc.) to meet its investment objective.

All open derivative positions at period end are reflected on each respective ProFund VP’s Schedule of Portfolio Investments, and the notional amount (contract value for forward currency contracts) of these open positions relative to each ProFund VP’s net assets is generally representative of the notional amount/contract value of open positions to net assets throughout the reporting period for each respective ProFund VP. The volume associated with derivative positions varies on a daily basis as each ProFund VP transacts derivative contracts in order to achieve the appropriate exposure, as expressed in notional amount/contract value, in comparison to net assets consistent with each ProFund VP’s investment objective. The following is a description of the derivative instruments utilized by the ProFunds VP, including the primary underlying risk exposures related to each instrument type.

288 :: Notes to Financial Statements :: June 30, 2010 (unaudited)

Futures Contracts and Related Options

The non-money market ProFunds VP may purchase or sell stock index futures contracts or bond futures contracts and options. The non-money market ProFunds VP use futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A stock index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered. A bond futures contact, if held to expiration, generally obligates the seller to deliver (and the purchaser to accept) one of the specified underlying reference bonds. The non-money market ProFunds VP generally choose to engage in closing or offsetting transactions before final settlement. When a ProFund VP purchases a put or call option on a futures contract, the ProFund VP pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, a ProFund VP receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund VP the underlying futures contract for a specified price upon exercise at any time during the option period.

Upon entering into a contract, the ProFund VP is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statement of Assets and Liabilities as segregated cash balances with brokers for futures contracts, if applicable, and is restricted as to its use. Pursuant to the contract, the ProFund VP agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund VP as unrealized gains or losses. The ProFund VP will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock index futures contracts, interest rate risk related to bond futures contracts and foreign currency risk related to the foreign currency denominated futures contracts) and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund VP has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract. With futures contracts, there is minimal counterparty risk to the ProFunds VP since futures contracts are exchange-traded and the exchange’s clearinghouse, as a counterparty to all exchange-traded future contracts, guarantees the futures contracts against default.

Options

The non-money market ProFunds VP may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions, or create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index, and therefore options on stock indexes involve elements of equity price risk. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash. All option contracts held as of June 30, 2010 are exchange traded.

The ProFund VP Falling U.S. Dollar may buy or sell put and call options on foreign currencies, either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. As of June 30, 2010, the ProFund VP Falling U.S. Dollar did not hold any foreign currency options.

Put and call options purchased are accounted for in the same manner as portfolio securities. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund VP will realize a gain or loss upon the expiration or closing of the option transaction.

Options are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index or foreign currencies selected, as applicable, the possibility of an illiquid market for the option or the inability of counterparties to perform. The ProFunds VP did not write options during the period.

June 30, 2010 (unaudited) :: Notes to Financial Statements :: 289

Forward Currency Contracts

The ProFund VP Falling U.S. Dollar may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. In addition to the foreign currency risk related to the use of these contracts, the ProFund VP could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

ProFund VP Falling U.S. Dollar collateralizes forward currency contracts with cash and certain securities as indicated on the Statement of Assets and Liabilities and the Schedule of Portfolio Investments, respectively. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian to protect the counterparty against nonpayment by the ProFund VP. In the event of a default by the counterparty, the ProFund VP will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with the respect to the collateral. The ProFund VP remains subject to credit risk with respect to the amount it expects to receive from counterparties, as those amounts are not similarly collateralized by the counterparty. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances.

Swap Agreements

The non-money market ProFunds VP may enter into swap agreements, primarily equity index or bond swap agreements based on the applicable benchmark of each ProFund VP. The non-money market ProFunds VP use swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. The value of swap agreements are equal to the ProFund VP’s obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements.

Equity index and bond swap agreements are bilateral agreements where one party (payer) agrees to pay the other (receiver) the return on an index or a specified asset in exchange for a fixed or floating rate of return. The swap agreement allows the receiver or payer to derive the economic benefit of owning or having short exposure to, as applicable, an asset without owning or shorting the underlying asset, as applicable. The receiver is entitled to the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. In return, the payer is entitled to an amount equal to a fixed or floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments, less any dividends or interest. The amounts to which each party is entitled are normally netted out against each other, resulting in a single amount that is either due to or from each party.

Swap agreements do not involve the delivery of securities or other underlying instruments. The net amount, whether positive or negative, of a ProFund VP’s obligations over its entitlements with respect to each swap agreement is accrued on a daily basis and, in the case that a ProFund VP has a net obligation, an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess, is maintained in a segregated account by the ProFund VP’s custodian. When a ProFund VP is a return receiver, the net amount of the gain or loss on the notional amount plus dividends or interest associated with the reference asset less the interest owed on the notional amount are recorded as “unrealized gain or loss on swap agreements” until the swap agreement is settled in cash. When the ProFund VP is a payer of the return, the ProFund VP pays the return of the index or specified assets plus related dividends or interest and receives interest on the notional amount outstanding. These amounts are netted to determine the value of the swap agreement. When cash is exchanged, which is generally no later than monthly, the net gain or loss realized is recorded as “realized gains or losses on swap agreements”.

The Trust, on behalf of a ProFund VP, may enter into agreements with certain counterparties for derivative transactions. These agreements contain various conditions, events of default, termination events, covenants and representations. The triggering of certain events or the default on certain terms of the agreement could allow a party to terminate a transaction under the agreement and request immediate payment in an amount equal to the net positions owed the party under the agreement. This could cause a ProFund VP to have to enter into a new transaction with the same counterparty, enter into a transaction with a different counterparty or seek to achieve its investment objective through any number of different investments or investment techniques.

290 :: Notes to Financial Statements :: June 30, 2010 (unaudited)

Swap agreements involve, to varying degrees, elements of market risk (generally equity price risk related to equity index swap agreements and interest rate risk related to bond swap agreements) and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. The notional amounts, which are disclosed as of period end in the swap tables included in the Schedule of Portfolio Investments, reflect the extent of the total investment exposure each ProFund VP has under the swap agreement which may exceed the net asset value of the ProFund VP. The primary risks associated with the use of swap agreements are imperfect correlation between the price of financial instruments and movements in the prices of the underlying investments and the inability of counterparties to perform. A ProFund VP bears the counterparty risk, i.e. risk of loss of the net amount, if any, expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The unrealized gain (loss) as of the period end is disclosed in the swap tables included in the Schedule of Portfolio Investments. A ProFund VP will enter into swap agreements only with large, established and well capitalized financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. The ProFund VP may use various techniques to minimize credit risk including early termination and payment, using different counterparties and limiting the net amount due from any individual counterparty. All of the outstanding swap agreements at June 30, 2010 contractually terminate within one month but may be terminated without penalty by either party daily. Upon termination, the ProFund VP is entitled to pay or receive the “unrealized gain or loss” amount.

The ProFund VP collateralizes swap agreements with cash and certain securities as indicated on the Statement of Assets and Liabilities and the Schedule of Portfolio Investments of the ProFund VP, respectively. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian to protect the counterparty against non-payment by the ProFund VP. In the event of a default by the counterparty, the ProFund VP will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. The ProFund VP remains subject to credit risk with respect to the amount it expects to receive from counterparties, as those amounts are not similarly collateralized by the counterparty. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances.

Summary of Derivative Instruments

Fair Values of Derivative Instruments on the Fund’s Statement of Assets and Liabilities as of June 30, 2010:

	Assets				Liabilities

				Unrealized			Unrealized
		Variation	Unrealized	appreciation	Variation	Unrealized	depreciation
		margin on	gain	on forward	margin on	loss	on forward
	Securities,	futures	on swap	currency	futures	on swap	currency
Fund	at value*	contracts**	agreements	contracts	contracts**	agreements	contracts

Equity Risk Exposure:
ProFund VP Bull	$–	$–	$–	$–	$866,382	$393,447	$–
ProFund VP Mid-Cap	–	–	–	–	119,330	338,115	–
ProFund VP Small-Cap	–	–	–	–	–	174,940	–
ProFund VP Dow 30	–	–	–	–	–	4,429	–
ProFund VP NASDAQ-100	–	–	–	–	11,390	875,145	–
ProFund VP Europe 30	–	–	–	–	41,648	–	–
ProFund VP International	–	–	–	–	74,528	80,347	–
ProFund VP Emerging Markets	–	–	–	–	–	302,308	–
ProFund VP Japan	–	–	–	–	317,162	–	–
ProFund VP UltraBull	–	–	–	–	317,308	2,065,841	–
ProFund VP UltraMid-Cap	–	–	–	–	496,522	1,055,211	–
ProFund VP UltraSmall-Cap	–	–	–	–	27,134	1,784,191	–
ProFund VP UltraNASDAQ-100	–	–	–	–	422,691	2,903,503	–
ProFund VP Bear	–	355,867	420,627	–	–	–	–
ProFund VP Short Mid-Cap	–	348,187	71,324	–	–	–	–
ProFund VP Short Small-Cap	–	28,271	160,006	–	–	–	–
ProFund VP Short Dow 30	–	–	3,306	–	–	–	–
ProFund VP Short NASDAQ-100	–	247,917	327,038	–	–	–	–
ProFund VP Short International	–	79,384	77,996	–	–	–	–
ProFund VP Short Emerging Markets	–	–	120,426	–	–	–	–
ProFund VP UltraShort Dow 30	–	3,046	42,033	–	–	–	–
ProFund VP UltraShort NASDAQ-100	–	12,187	77,665	–	–	–	–
ProFund VP Banks	–	–	–	–	–	300	–
ProFund VP Biotechnology	–	–	–	–	–	240	–
ProFund VP Pharmaceuticals	–	–	–	–	–	480	–
ProFund VP Precious Metals	–	–	–	–	–	5,428,970	–
ProFund VP Semiconductor	–	–	–	–	–	90	–
ProFund VP Telecommunications	–	–	–	–	–	630	–

June 30, 2010 (unaudited) :: Notes to Financial Statements :: 291

	Assets				Liabilities

				Unrealized			Unrealized
		Variation	Unrealized	appreciation	Variation	Unrealized	depreciation
		margin on	gain	on forward	margin on	loss	on forward
	Securities,	futures	on swap	currency	futures	on swap	currency
Fund	at value*	contracts**	agreements	contracts	contracts**	agreements	contracts

Foreign Exchange Rate Risk Exposure:
ProFunds VP Falling U.S. Dollar	$–	$3,939	$–	$7,066	$–	$–	$13,597
Interest Rate Risk Exposure:
ProFund VP U.S. Government Plus	–	100,369	497,360	–	–	–	–
ProFund VP Rising Rates Opportunity	1,819	–	–	–	23,484	1,637,747	–

*	For options purchased.
**

Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Funds’ Statement of Operations for the period ended June 30, 2010:

					Net Change in Unrealized Appreciation
	Realized Gain (Loss) on Derivatives				(Depreciation) on Derivatives
	Recognized as a Result from Operations				Recognized as a Result from Operations

	Net	Net	Net	Net realized
	realized	realized	realized	gain (loss)	Change in
	gain (loss)	gain (loss)	gain (loss)	on forward	Net Unrealized
	on	on futures	on swap	currency	Appreciation/Depreciation
Fund	investments*	contracts	agreements	contracts	on Investments

Equity Risk Exposure:
ProFund VP Bull	$–	$56,037	$(543,043)	$–	$(1,100,719)
ProFund VP Mid–Cap	–	974,406	(345,285)	–	(701,657)
ProFund VP Small–Cap	–	(221,504)	405,778	–	(121,594)
ProFund VP Dow 30	–	(28,476)	(1,160,117)	–	(5,046)
ProFund VP NASDAQ–100	–	55,869	(971,870)	–	(858,868)
ProFund VP Europe 30	–	16,335	–	–	(53,976)
ProFund VP International	–	(988,612)	(682,562)	–	(127,937)
ProFund VP Emerging Markets	–	–	(763,968)	–	(398,169)
ProFund VP Japan	–	(736,554)	–	–	(1,058,015)
ProFund VP UltraBull	–	(893,617)	(557,227)	–	(2,089,653)
ProFund VP UltraMid–Cap	–	823,548	5,695	–	(1,218,314)
ProFund VP UltraSmall–Cap	–	481,474	(2,287,689)	–	(1,446,140)
ProFund VP UltraNASDAQ–100	–	(248,664)	(878,127)	–	(3,047,324)
ProFund VP Bear	–	(1,074,499)	1,031,878	–	467,305
ProFund VP Short Mid–Cap	–	(243,018)	(658,490)	–	349,692
ProFund VP Short Small–Cap	–	(132,950)	(947,765)	–	110,673
ProFund VP Short Dow 30	–	–	(25,122)	–	2,920
ProFund VP Short NASDAQ–100	–	107,095	387,123	–	537,686
ProFund VP Short International	–	100,876	(77,588)	–	150,789
ProFund VP Short Emerging Markets	–	–	44,643	–	124,239
ProFund VP UltraShort Dow 30	–	675	(226,359)	–	16,709
ProFund VP UltraShort NASDAQ–100	–	75,652	(1,211,878)	–	64,400
ProFund VP Banks	–	–	48,041	–	30
ProFund VP Biotechnology	–	–	29,114	–	60
ProFund VP Pharmaceuticals	–	–	57,823	–	510
ProFund VP Precious Metals	–	–	9,502,602	–	(2,764,847)
ProFund VP Semiconductor	–	–	14,684	–	180
ProFund VP Telecommunications	–	–	91,664	–	510
Foreign Exchange Rate Risk Exposure:
ProFunds VP Falling U.S. Dollar	–	(10,062)	–	(170,643)	(4,364)
Interest Rate Risk Exposure:
ProFund VP U.S. Government Plus	–	187,600	4,127,151	–	1,018,272
ProFund VP Rising Rates Opportunity	(2,692)	(646,554)	(10,286,550)	–	(1,235,825)

*	For options purchased.

292 :: Notes to Financial Statements :: June 30, 2010 (unaudited)

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

Expenses directly attributable to a ProFund VP are charged to the ProFund VP, while expenses which are attributable funds in the Trust, or jointly with an affiliate, are allocated among the respective funds in the Trust and/or affiliate based upon relative net assets or another reasonable basis.

Distributions to Shareholders

Each of the ProFunds VP (except ProFund VP Real Estate, ProFund VP U.S. Government Plus and ProFund VP Money Market) intends to declare and distribute net investment income at least annually. ProFund VP Real Estate declares and pays dividends from net investment income quarterly. ProFund VP U.S. Government Plus and ProFund VP Money Market declare dividends from net investment income daily and pay dividends on a monthly basis. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, distribution reclassification, equalization, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require a reclassification. The ProFunds VP may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

Federal Income Taxes

Each of the ProFunds VP intends to continue to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds VP intend to make timely distributions in order to avoid tax liability. The ProFunds VP have a tax year end of December 31st.

Management of the ProFunds VP has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Other

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as “Fees paid indirectly.”

3.	Fees and Transactions with Affiliates

The ProFunds VP have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds VP (except ProFund VP U.S. Government Plus) each pay the Advisor a fee at an annualized rate of 0.75%, of the average daily net assets of each respective ProFund VP. The ProFund VP U.S. Government Plus pays the Advisor a fee at an annualized rate of 0.50% of its average daily net assets.

In addition, subject to the condition that the aggregate daily net assets of Trust and Access One Trust be equal to or greater than $10 billion, the Advisor has agreed to the following fee reductions with respect to each individual Fund: 0.025% of the ProFund’s VP daily net asset value from $500 million to $1 billion to $2 billion, and 0.075% of such assets in excess of $2 billion.

Citi Fund Services Ohio, Inc. (“Citi”), a wholly owned subsidiary of Citi Fund Services, Inc., acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust pays Citi an annual fee based on the Trust’s and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05% and a base fee for certain filings. Administration fees include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust’s compliance program. Citi also acts as transfer agent and fund accounting agent for the ProFunds VP for which it receives additional fees. As transfer agent for the ProFunds VP, Citi receives a base fee, service charges, fees based on the number of VP funds and reimbursement of certain expenses. As fund accounting agent for the ProFunds VP, Citi receives an annual fee based on the Trust’s and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.00375% to 0.10%, a base fee and reimbursement of certain expenses. ProFunds Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of the Advisor, serves as the Trust’s distributor.

June 30, 2010 (unaudited) :: Notes to Financial Statements :: 293

Under a Distribution and Shareholder Services Plan (the “Plan”), adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund VP may pay financial intermediaries such as broker-dealers, insurance companies and ProFunds Distributors, Inc. up to 0.25%, on an annualized basis, of its average daily net assets as compensation for distribution-related activities and/or shareholder services.

During the period ended June 30, 2010, ProFund VP Money Market paid an amount less than 0.25% on an annualized basis of its average daily net assets to maintain a more competitive yield. Had ProFund VP Money Market paid an amount equal to 0.25% of its average daily net assets, the Distribution and Service Fees would have been $270,725 for the period ended June 30, 2010.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds VP. For these services, each ProFund VP pays the Advisor a fee at the annual rate of 0.10% of its average daily net assets.

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust’s Chief Compliance Officer, such Officers and Trustee receive no compensation from the Trust for serving in their respective roles. The Trust, together with the Access One and affiliated Trusts, will pay each Independent Trustee compensation for his services as Trustee at the annual rate of $133,500. Independent Trustees will also receive $6,375 for attending each regular quarterly in-person meeting, $3,000 for attending each special in-person meeting and $3,000 for attending each telephonic meeting. Each of the two Independent Trustees were compensated $85,500 ($171,000 total) in meeting and retainer fees, plus the reimbursement for certain expenses incurred, in aggregate from the Trust, Access One and affiliated Trusts for the period ended June 30, 2010. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the ProFunds VP reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as “Compliance services fees.”

The Trust, on behalf of the ProFunds VP, has entered into an administrative services agreement with certain insurance companies, pursuant to which the insurance companies will provide administrative services with respect to the ProFunds VP. For these services, the ProFunds VP may pay the insurance companies administrative services fees at an annual rate of up to 0.35% of their average daily net assets as reflected on the Statement of Operations as “Administrative services fees.”

For the period May 1, 2009 through April 30, 2010, the Advisor had contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP in order to limit the annual operating expenses to an annualized rate of 1.68% of the average daily net assets of each ProFund VP (except ProFund VP U.S. Government Plus and ProFund VP Money Market). ProFund VP U.S. Government Plus’ operating expenses were limited to an annualized rate of 1.38% of its average daily net assets. ProFund VP Money Market’s operating expenses were limited to an annualized rate of 1.35% of its average daily net assets.

Effective May 1, 2010, the Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP for the period from May 1, 2010 through April 30, 2011 in order to limit the annual operating expenses to an annualized rate of 1.68% of the average daily net assets of each ProFund VP (except ProFund VP U.S. Government Plus and ProFund VP Money Market). ProFund VP U.S. Government Plus’ operating expenses are limited to an annualized rate of 1.38% of its average daily net assets. ProFund VP Money Market’s operating expense is limited to an annualized rate of 1.35% of its average daily net assets.

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the expense limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund VP to exceed the expense limit for the applicable period. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reduced by the Advisor.” As of June 30, 2010, the recoupments that may potentially be made by the ProFunds VP are as follows:

	Expires	Expires	Expires	Expires
	04/30/11	04/30/12	04/30/13	04/30/14	Total

ProFund VP Bull	$–	$126,900	$78,992	$12,530	$218,422
ProFund VP Mid-Cap	1,412	5,663	–	–	7,075
ProFund VP Small-Cap	–	1,788	26,469	2,700	30,957
ProFund VP Dow 30	–	1,729	–	–	1,729
ProFund VP NASDAQ-100	8,984	69,998	68,545	6,770	154,298
ProFund VP Large-Cap Value	44,503	97,951	57,440	13,148	213,041
ProFund VP Large-Cap Growth	14,945	93,898	54,019	10,455	173,317
ProFund VP Mid-Cap Value	38,929	69,613	47,637	11,110	167,289
ProFund VP Mid-Cap Growth	12,476	80,676	53,088	10,548	156,788

294 :: Notes to Financial Statements :: June 30, 2010 (unaudited)

	Expires	Expires	Expires	Expires
	04/30/11	04/30/12	04/30/13	04/30/14	Total

ProFund VP Small-Cap Value	$64,946	$82,762	$67,168	$18,614	$233,490
ProFund VP Small-Cap Growth	26,807	79,401	71,321	11,588	189,117
ProFund VP Asia 30	–	106,690	51,307	17,466	175,464
ProFund VP Europe 30	–	36,510	55,765	3,745	96,020
ProFund VP Emerging Markets	2,688	801	–	1,556	5,045
ProFund VP Japan	–	15,335	11,280	1,741	28,355
ProFund VP UltraBull	2,335	64,013	10,853	4,151	81,352
ProFund VP UltraMid-Cap	14,268	49,741	24,846	5,474	94,329
ProFund VP UltraSmall-Cap	30,280	34,841	28,092	6,326	99,538
ProFund VP UltraNASDAQ-100	8,194	65,680	31,874	6,329	112,078
ProFund VP Bear	6,646	77,338	44,422	2,097	130,503
ProFund VP Short Mid-Cap	5,564	9,924	9,498	–	24,986
ProFund VP Short Small-Cap	–	22,389	30,693	1,053	54,135
ProFund VP Short Dow 30	2,232	5,476	1,429	364	9,501
ProFund VP Short NASDAQ-100	10,222	44,947	21,074	3,140	79,382
ProFund VP Short International	1,768	4,189	2,917	728	9,602
ProFund VP Short Emerging Markets	1,922	5,422	3,223	542	11,109
ProFund VP UltraShort Dow 30	1,169	5,453	–	–	6,622
ProFund VP UltraShort NASDAQ-100	1,931	4,280	–	704	6,915
ProFund VP Banks	27,891	30,479	19,337	2,650	80,357
ProFund VP Basic Materials	21,735	89,196	62,023	7,898	180,851
ProFund VP Biotechnology	10,636	31,225	11,892	1,888	55,641
ProFund VP Consumer Goods	30,496	28,975	22,796	4,017	86,284
ProFund VP Consumer Services	30,317	23,581	24,087	7,045	85,030
ProFund VP Financials	35,692	55,521	42,736	7,657	141,606
ProFund VP Health Care	21,944	51,152	18,123	3,686	94,905
ProFund VP Industrials	51,730	33,620	37,617	7,763	130,730
ProFund VP Internet	8,120	12,169	14,048	1,655	35,991
ProFund VP Oil & Gas	45,630	155,284	98,078	10,354	309,347
ProFund VP Pharmaceuticals	15,085	15,367	20,198	1,657	52,307
ProFund VP Precious Metals	22,547	107,185	146,390	16,925	293,047
ProFund VP Real Estate	37,770	32,854	22,705	5,754	99,083
ProFund VP Semiconductor	15,367	13,234	9,009	1,285	38,895
ProFund VP Technology	10,184	18,478	20,720	1,171	50,553
ProFund VP Telecommunications	25,680	28,034	11,430	2,072	67,216
ProFund VP Utilities	50,239	100,732	34,576	5,380	190,927
ProFund VP U.S. Government Plus	36,984	173,433	46,914	3,466	260,797
ProFund VP Rising Rates Opportunity	–	36,185	28,641	4,111	68,936
ProFund VP Falling U.S. Dollar	3,820	2,218	–	437	6,475
ProFund VP Money Market	110,014	491,368	249,555	42,181	893,118

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of ProFund VP Money Market for the periods from May 1, 2009 through April 30, 2010 and May 1, 2010 through April 30, 2011 to the extent necessary to maintain a certain minimum net yield as determined by the Advisor.

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the minimum yield limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause the ProFund VP Money Market’s net yield to fall below the highest previously determined minimum yield and such recoupment would not be subject to the contractual operating expense limit in effect at the time of such recoupment. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reduced by the Advisor.” As of June 30, 2010, the recoupments that may potentially be made by ProFund VP Money Market are as follows:

	Expires	Expires
	04/30/13	04/30/14

ProFund VP Money Market	$2,933,033	$524,418

June 30, 2010 (unaudited) :: Notes to Financial Statements :: 295

4.	Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the period ended June 30, 2010 were as follows:

	Purchases	Sales

ProFund VP Bull	$47,141,277	$67,297,856
ProFund VP Small-Cap	3,839,347	2,336,807
ProFund VP NASDAQ-100	282,993	13,225,388
ProFund VP Large-Cap Value	63,370,169	65,933,007
ProFund VP Large-Cap Growth	27,255,190	47,280,654
ProFund VP Mid-Cap Value	81,482,012	86,548,019
ProFund VP Mid-Cap Growth	85,999,537	97,636,677
ProFund VP Small-Cap Value	71,119,675	69,357,016
ProFund VP Small-Cap Growth	40,098,661	56,982,110
ProFund VP Asia 30	25,122,792	71,648,285
ProFund VP Europe 30	14,957,963	41,576,116
ProFund VP Emerging Markets	16,321,956	5,051,200
ProFund VP UltraBull	92,364,252	106,148,888
ProFund VP UltraMid-Cap	33,693,870	42,332,170
ProFund VP UltraSmall-Cap	4,178,314	8,801,197
ProFund VP UltraNASDAQ-100	3,104,205	6,231,847
ProFund VP Banks	24,529,278	23,506,375
ProFund VP Basic Materials	26,558,208	57,608,266
ProFund VP Biotechnology	17,977,664	17,386,040
ProFund VP Consumer Goods	19,068,415	24,314,884
ProFund VP Consumer Services	25,297,023	17,637,184
ProFund VP Financials	22,537,562	20,350,674
ProFund VP Health Care	7,305,510	13,356,566
ProFund VP Industrials	25,884,030	27,995,232
ProFund VP Internet	7,244,196	15,670,283
ProFund VP Oil & Gas	17,919,742	34,378,388
ProFund VP Pharmaceuticals	12,015,929	16,563,993
ProFund VP Real Estate	41,383,057	31,270,962
ProFund VP Semiconductor	7,614,090	13,520,477
ProFund VP Technology	5,084,368	17,010,996
ProFund VP Telecommunications	18,357,476	18,012,161
ProFund VP Utilities	8,903,281	15,047,858

The cost of U.S. government security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the period ended June 30, 2010 were as follows:

	Purchases	Sales

ProFund VP Precious Metals	$12,737,014	$48,241,654
ProFund VP U.S. Government Plus	107,966,208	99,714,398

5.	Investment Risks

Concentration Risk

Concentration risk results from maintaining exposure to a limited number of issuers, industries, market sectors, countries or geographical regions. The risk of concentrating investments is that a ProFund VP will be more susceptible to risks associated with that concentration than a ProFund VP that is more diversified. With respect to the Sector ProFunds VP, a ProFund VP may have significant exposure to an individual company that constitutes a significant portion of that ProFund VP’s benchmark index. Such a ProFund VP will be more susceptible to the risks associated with that specific company, which may be different from the risks generally associated with the companies contained in the index. Each ProFund VP may concentrate its investments in a particular industry or group of industries to approximately the same extent as the index or security underlying its benchmark and in accordance with its investment objective to the extent permitted by applicable regulatory guidance. Additionally, certain ProFunds VP that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds VP may be more volatile than a more geographically diversified ProFund VP. The Schedules of Portfolio Investments include information on each ProFund VP’s holdings, including industry and/or geographical composition, as relevant.

296 :: Notes to Financial Statements :: June 30, 2010 (unaudited)

Correlation Risk

A number of factors may affect a ProFund VP’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a ProFund VP will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a ProFund VP from achieving its investment objective. A number of factors may adversely affect a ProFund VP’s correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of leveraged investment techniques, income items and accounting standards. A ProFund VP may not have investment exposure to all securities in its underlying benchmark index, or its weighting of investment exposure to such stocks or industries may be different from that of the index. In addition, a ProFund VP may invest in securities or financial instruments not included in the index underlying its benchmark. A ProFund VP may be subject to large movements of assets into and out of the ProFund VP, potentially resulting in the ProFund VP being over- or under-exposed to its benchmark. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the ProFunds’ VP ability to meet their daily investment objective on that day. Each ProFund VP seeks to rebalance its portfolio daily to keep leverage consistent with each ProFund VP’s daily investment objective.

Certain ProFunds VP are “leveraged” funds in the sense that they have investment objectives to match a multiple of the performance of an index on a given day. These ProFunds VP are subject to all of the correlation risks described above. In addition, there is a special form of correlation risk that derives from these ProFunds’ VP use of leverage, which is that for periods greater than one day, the use of leverage tends to cause the performance of a ProFund VP to be either greater than or less than the index performance times the stated multiple in the fund objective, before accounting for fees and fund expenses. In general, given a particular index return, increased volatility of the index will cause a decrease in the performance relative to the index performance times the stated fund multiple.

Counterparty Risk

The ProFunds VP will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the ProFunds VP. The ProFunds VP structure the agreements such that either party can terminate the contract without penalty prior to the termination date. A ProFund VP may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances. The ProFunds VP typically enter into transactions with counterparties whose credit rating is investment grade, as determined by a nationally recognized statistical rating organization.

Leverage Risk

Leverage offers a means of magnifying market movements into larger changes in an investment’s value and provides greater investment exposure than an unleveraged investment. Swap agreements, borrowing, futures contracts, forward contracts, options and short sales, all may be used to create leverage. While only certain ProFunds VP employ leverage to the extent that the ProFunds’ VP exposure to the markets exceed the net assets of the ProFund VP, all of the non-money market ProFunds VP may use leveraged investment techniques to achieve their investment objectives.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund VP invests, the ProFunds VP might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Advisor. This may prevent a ProFund VP from limiting losses, realizing gains or from achieving a high correlation or inverse correlation with its underlying benchmark.

Please refer to the Prospectus and the Statement of Additional Information for additional description of the risks associated with the ProFunds VP, including graphs which illustrate the impact of leverage and index volatility on Fund performance.

6.	Federal Income Tax Information

As of the latest tax year end of December 31, 2009, the following ProFunds VP had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

	Expires	Expires	Expires	Expires	Expires	Expires	Expires
	12/31/11	12/31/12	12/31/13	12/31/14	12/31/15	12/31/16	12/31/17	Total

ProFund VP Bull	$–	$–	$–	$–	$–	$9,247,517	$–	$9,247,517
ProFund VP Small-Cap	–	–	–	–	–	–	85,570	85,570
ProFund VP Dow 30	–	–	–	–	–	–	22,578	22,578
ProFund VP NASDAQ–100	–	–	–	3,476,760	–	5,034,444	–	8,511,204
ProFund VP Large–Cap Value	–	–	–	–	–	4,655,898	3,158,651	7,814,549
ProFund VP Large–Cap Growth	–	–	–	–	–	9,201,903	502,193	9,704,096
ProFund VP Mid–Cap Value	–	–	–	–	–	7,217,314	898,759	8,116,073
ProFund VP Mid–Cap Growth	–	–	–	–	–	9,033,490	–	9,033,490

June 30, 2010 (unaudited) :: Notes to Financial Statements :: 297

	Expires	Expires	Expires	Expires	Expires	Expires	Expires
	12/31/11	12/31/12	12/31/13	12/31/14	12/31/15	12/31/16	12/31/17	Total

ProFund VP Small–Cap Value	$–	$–	$–	$–	$–	$8,197,734	$3,907,712	$12,105,446
ProFund VP Small–Cap Growth	–	–	–	–	–	–	2,173,042	2,173,042
ProFund VP Asia 30	–	–	–	–	–	–	660,774	660,774
ProFund VP Europe 30	–	–	–	–	–	–	3,481,257	3,481,257
ProFund VP Japan	–	–	–	1,757,204	5,078,522	7,199,827	–	14,035,553
ProFund VP UltraBull	–	–	–	–	3,416,970	16,765,306	–	20,182,276
ProFund VP UltraMid–Cap	–	–	–	–	–	21,494,654	–	21,494,654
ProFund VP UltraSmall–Cap	–	–	7,014,336	–	4,786,322	13,748,864	–	25,549,522
ProFund VP UltraNASDAQ–100	–	–	–	1,818,345	2,653,266	56,857,789	–	61,329,400
ProFund VP Bear	–	8,145,654	3,069,606	7,512,896	4,644,270	–	27,795,299	51,167,725
ProFund VP Short Mid–Cap	–	–	–	197,273	395,809	–	3,791,924	4,385,006
ProFund VP Short Small–Cap	–	–	–	509,147	2,926,942	–	10,167,878	13,603,967
ProFund VP Short NASDAQ–100	10,861,864	17,059,717	2,225,939	3,507,939	5,450,519	–	11,760,242	50,866,220
ProFund VP Short International	–	–	–	–	–	–	1,848,830	1,848,830
ProFund VP Short Emerging Markets	–	–	–	–	–	21,234	1,913,442	1,934,676
ProFund VP UltraShort Dow 30	–	–	–	–	–	–	1,471,205	1,471,205
ProFund VP UltraShort NASDAQ–100	–	–	–	–	–	–	721,682	721,682
ProFund VP Banks	–	–	–	–	–	–	6,837,887	6,837,887
ProFund VP Basic Materials	–	–	–	142,609	–	12,512,598	647,115	13,302,322
ProFund VP Biotechnology	–	–	–	1,478,851	–	1,895,782	3,158,653	6,533,286
ProFund VP Consumer Goods	–	–	–	–	–	1,896,408	1,239,150	3,135,558
ProFund VP Consumer Services	–	–	172,236	–	–	397,048	301,213	870,497
ProFund VP Financials	–	–	–	–	–	6,088,475	3,025,224	9,113,699
ProFund VP Health Care	96,603	545,130	231,706	–	–	3,312,213	2,837,758	7,023,410
ProFund VP Industrials	–	–	–	–	–	2,734,785	2,898,569	5,633,354
ProFund VP Oil & Gas	–	–	–	–	–	–	1,504,513	1,504,513
ProFund VP Pharmaceuticals	707,889	938,481	1,453,587	424,035	–	1,085,194	3,852,304	8,461,490
ProFund VP Precious Metals	–	–	–	–	–	28,501,617	–	28,501,617
ProFund VP Real Estate	–	–	–	–	–	1,750,647	1,722,531	3,473,178
ProFund VP Semiconductor	–	–	–	1,003,398	446,964	555,458	–	2,005,820
ProFund VP Technology	–	–	–	635,501	–	2,121,701	–	2,757,202
ProFund VP Telecommunications	–	–	–	–	–	4,673,454	1,865,774	6,539,228
ProFund VP Utilities	–	–	–	–	–	671,740	1,350,225	2,021,965
ProFund VP U.S. Government Plus	–	–	–	–	–	–	20,818,539	20,818,539
ProFund VP Rising Rates Opportunity	–	8,365,460	22,965,205	–	5,366,257	27,138,193	–	63,835,115
ProFund VP Falling U.S. Dollar	–	–	–	–	–	2,002,567	–	2,002,567

As of the latest tax year end of December 31, 2009, the following ProFunds VP had additional net capital loss carryforwards that may be available to offset future net capital gains, if any. The amount of these losses that may be utilized are limited as a result of a prior year ownership change of the insurance company that issues the variable annuity contracts for which the ProFunds VP are investment options. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains which were offset will not be distributed to shareholders:

	Expires	Expires	Expires	Expires	Expires	Expires	Expires
	12/31/10	12/31/11	12/31/12	12/31/13	12/31/15	12/31/16	12/31/17	Total

ProFund VP Mid-Cap	$–	$–	$–	$–	$61,060	$1,183,166	$–	$1,244,226
ProFund VP Small-Cap	–	–	–	–	–	–	425,053	425,053
ProFund VP Dow 30	–	–	–	–	–	48,471	6,924	55,395
ProFund VP NASDAQ-100	4,633,599	1,424,903	6,628,365	–	–	–	–	12,686,867
ProFund VP Mid-Cap Value	–	960,030	1,618,391	–	–	–	–	2,578,421
ProFund VP Europe 30	6,933,404	3,450,241	3,425,937	–	–	–	–	13,809,582
ProFund VP Japan	67,341	92,208	–	–	–	–	–	159,549
ProFund VP UltraBull	5,997,980	1,935,011	195,963	2,083,596	–	–	–	10,212,550
ProFund VP UltraMid-Cap	309,480	–	–	–	–	–	–	309,480
ProFund VP UltraSmall-Cap	5,012,717	–	–	–	–	–	–	5,012,717
ProFund VP UltraNASDAQ-100	2,051,333	2,051,333	2,051,333	2,051,333	–	–	–	8,205,332
ProFund VP Short Small-Cap	–	369	–	–	–	–	–	369
ProFund VP Short NASDAQ-100	–	1,426,502	–	–	–	–	–	1,426,502
ProFund VP Short Emerging Markets	–	–	–	–	56,890	34,458	–	91,348
ProFund VP UltraShort Dow 30	–	–	–	–	–	–	50,713	50,713
ProFund VP UltraShort NASDAQ-100	–	–	–	–	–	31,228	4,461	35,689
ProFund VP Banks	405,487	293,933	233,140	–	–	–	–	932,560
ProFund VP Basic Materials	376,680	125,560	–	–	–	–	–	502,240
ProFund VP Biotechnology	8,116,041	1,350,907	–	–	–	–	–	9,466,948
ProFund VP Consumer Goods	452,328	150,776	–	–	–	–	–	603,104
ProFund VP Consumer Services	701,646	24,850	–	–	–	–	–	726,496
ProFund VP Financials	578,912	945,462	–	–	–	–	–	1,524,374

298 :: Notes to Financial Statements :: June 30, 2010 (unaudited)

	Expires	Expires	Expires	Expires	Expires	Expires	Expires
	12/31/10	12/31/11	12/31/12	12/31/13	12/31/15	12/31/16	12/31/17	Total

ProFund VP Health Care	$1,584,064	$680,216	$–	$–	$–	$–	$–	$2,264,280
ProFund VP Industrials	–	82,177	–	–	–	–	–	82,177
ProFund VP Oil & Gas	1,712,692	506,983	–	506,983	–	–	–	2,726,658
ProFund VP Pharmaceuticals	–	354,345	–	–	–	–	–	354,345
ProFund VP Precious Metals	794,536	764,478	–	–	–	–	–	1,559,014
ProFund VP Real Estate	1,848,522	616,174	–	–	–	–	–	2,464,696
ProFund VP Semiconductor	566,811	220,307	1,102,941	–	–	–	–	1,890,059
ProFund VP Technology	2,609,011	186,109	3,182,798	1,074,176	–	–	–	7,052,094
ProFund VP Telecommunications	1,144,572	381,524	–	–	–	–	–	1,526,096
ProFund VP Utilities	2,194,179	731,393	226,080	–	–	–	–	3,151,652

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2009 were as follows:

		Net			Total
	Ordinary	Long–Term	Total Taxable	Return of	Distributions
	Income	Gains	Distributions	Capital	Paid

ProFund VP Bull	$686,731	$–	$686,731	$–	$686,731
ProFund VP Dow 30	12,740	–	12,740	–	12,740
ProFund VP Large-Cap Value	728,606	728,606	–	728,606
ProFund VP Mid-Cap Value	285,580	–	285,580	–	285,580
ProFund VP Small-Cap Value	81,880	–	81,880	–	81,880
ProFund VP Small-Cap Growth	–	1,017,559	1,017,559	–	1,017,559
ProFund VP Asia 30	869,798	11,623,305	12,493,103	–	12,493,103
ProFund VP Europe 30	1,427,460	–	1,427,460	–	1,427,460
ProFund VP International	2,274	–	2,274	–	2,274
ProFund VP Emerging Markets	20,311	–	20,311	–	20,311
ProFund VP Japan	65,646	–	65,646	–	65,646
ProFund VP UltraBull	225,919	–	225,919	–	225,919
ProFund VP UltraMid-Cap	12,162	–	12,162	–	12,162
ProFund VP UltraSmall-Cap	17,817	–	17,817	–	17,817
ProFund VP Bear	155,174	–	155,174	–	155,174
ProFund VP Short Mid-Cap	49,307	–	49,307	–	49,307
ProFund VP Short Small-Cap	120,502	–	120,502	–	120,502
ProFund VP Short Dow 30	433,929	752,710	1,186,639	3,230	1,189,869
ProFund VP Short NASDAQ-100	112,025	–	112,025	–	112,025
ProFund VP Short International	368,411	–	368,411	–	368,411
ProFund VP UltraShort Dow 30	996,459	24,168	1,020,627	–	1,020,627
ProFund VP UltraShort NASDAQ-100	3,579	–	3,579	–	3,579
ProFund VP Banks	472,912	–	472,912	–	472,912
ProFund VP Basic Materials	266,272	–	266,272	–	266,272
ProFund VP Consumer Goods	88,513	–	88,513	–	88,513
ProFund VP Financials	487,543	–	487,543	–	487,543
ProFund VP Health Care	110,530	–	110,530	–	110,530
ProFund VP Industrials	64,535	–	64,535	–	64,535
ProFund VP Oil & Gas	–	9,120,883	9,120,883	–	9,120,883
ProFund VP Pharmaceuticals	226,653	–	226,653	–	226,653
ProFund VP Precious Metals	974,226	–	974,226	–	974,226
ProFund VP Real Estate	477,686	–	477,686	–	477,686
ProFund VP Telecommunications	423,510	–	423,510	–	423,510
ProFund VP Utilities	1,254,992	–	1,254,992	–	1,254,992
ProFund VP U.S. Government Plus	23,651,729	704,434	24,356,163	30,119	24,386,282
ProFund VP Rising Rates Opportunity	291,473	–	291,473	–	291,473
ProFund VP Falling U.S. Dollar	58,271	–	58,271	–	58,271
ProFund VP Money Market	90,479	–	90,479	–	90,479

June 30, 2010 (unaudited) :: Notes to Financial Statements :: 299

As of the latest tax year ended December 31, 2009, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed	Undistributed		Accumulated	Unrealized	Accumulated
	Ordinary	Long Term	Distributions	Capital and	Appreciation	Earnings
	Income	Capital Gains	Payable	Other Losses	(Depreciation)	(Deficit)

ProFund VP Bull	$135,672	$–	$–	$(9,247,517)	$11,193,913	$2,082,068
ProFund VP Mid-Cap	575,549	357,615	–	(1,244,226)	(74,884)	(385,946)
ProFund VP Small-Cap	–	–	–	(510,623)	19,215	(491,408)
ProFund VP Dow 30	–	–	–	(77,973)	(906)	(78,879)
ProFund VP NASDAQ-100	–	–	–	(21,198,071)	11,698,785	(9,499,286)
ProFund VP Large-Cap Value	379,799	–	–	(7,814,549)	(5,335,784)	(12,770,534)
ProFund VP Large-Cap Growth	25,501	–	–	(9,704,096)	5,257,823	(4,420,772)
ProFund VP Mid-Cap Value	182,331	–	–	(10,694,494)	(1,568,001)	(12,080,164)
ProFund VP Mid-Cap Growth	–	–	–	(9,033,490)	3,857,134	(5,176,356)
ProFund VP Small-Cap Value	52,497	–	–	(12,105,446)	(2,530,945)	(14,583,894)
ProFund VP Small-Cap Growth	–	–	–	(2,173,042)	2,498,966	325,924
ProFund VP Asia 30	72,405	–	–	(660,774)	28,245,230	27,656,861
ProFund VP Europe 30	652,355	–	–	(17,290,839)	4,541,018	(12,097,466)
ProFund VP International	–	672,301	–	–	(61,588)	610,713
ProFund VP Emerging Markets	709,168	–	–	–	551,198	1,260,366
ProFund VP Japan	–	–	–	(14,195,102)	–	(14,195,102)
ProFund VP UltraBull	–	–	–	(30,394,826)	743,526	(29,651,300)
ProFund VP UltraMid-Cap	–	–	–	(21,804,134)	1,331,945	(20,472,189)
ProFund VP UltraSmall-Cap	–	–	–	(30,562,239)	1,089,986	(29,472,253)
ProFund VP UltraNASDAQ-100	–	–	–	(69,534,732)	2,837,397	(66,697,335)
ProFund VP Bear	–	–	–	(51,167,725)	295,483	(50,872,242)
ProFund VP Short Mid-Cap	–	–	–	(4,385,006)	84,551	(4,300,455)
ProFund VP Short Small-Cap	–	–	–	(13,604,336)	146,177	(13,458,159)
ProFund VP Short Dow 30	–	–	–	–	386	386
ProFund VP Short NASDAQ-100	–	–	–	(52,292,722)	103,473	(52,189,249)
ProFund VP Short International	–	–	–	(1,848,830)	12,354	(1,836,476)
ProFund VP Short Emerging Markets	–	–	–	(2,026,024)	(3,813)	(2,029,837)
ProFund VP UltraShort Dow 30	–	–	–	(1,521,918)	25,944	(1,495,974)
ProFund VP UltraShort NASDAQ-100	–	–	–	(757,371)	25,452	(731,919)
ProFund VP Banks	6,965	–	–	(7,770,447)	(8,473,307)	(16,236,789)
ProFund VP Basic Materials	336,513	–	–	(13,804,562)	921,827	(12,546,222)
ProFund VP Biotechnology	–	–	–	(16,000,234)	1,383,349	(14,616,885)
ProFund VP Consumer Goods	155,850	–	–	(3,738,662)	1,303,640	(2,279,172)
ProFund VP Consumer Services	–	–	–	(1,596,993)	434,914	(1,162,079)
ProFund VP Financials	88,722	–	–	(10,638,073)	(4,317,073)	(14,866,424)
ProFund VP Health Care	89,402	–	–	(9,287,690)	3,242,264	(5,956,024)
ProFund VP Industrials	57,189	–	–	(5,715,531)	679,828	(4,978,514)
ProFund VP Internet	239,836	83,822	–	–	3,432,072	3,755,730
ProFund VP Oil & Gas	304,297	–	–	(4,231,171)	26,019,823	22,092,949
ProFund VP Pharmaceuticals	399,470	–	–	(8,815,835)	(388,797)	(8,805,162)
ProFund VP Precious Metals	–	–	–	(30,060,631)	(2,665,631)	(32,726,262)
ProFund VP Real Estate	338,307	–	–	(5,937,874)	2,097,677	(3,501,890)
ProFund VP Semiconductor	33,437	–	–	(3,895,879)	847,205	(3,015,237)
ProFund VP Technology	–	–	–	(9,809,296)	5,096,628	(4,712,668)
ProFund VP Telecommunications	452,783	–	–	(8,065,324)	(385,244)	(7,997,785)
ProFund VP Utilities	856,502	–	–	(5,173,617)	5,658,113	1,340,998
ProFund VP U.S. Government Plus	–	–	–	(20,818,539)	(1,693,590)	(22,512,129)
ProFund VP Rising Rates Opportunity	–	–	–	(63,835,115)	(519,318)	(64,354,433)
ProFund VP Falling U.S. Dollar	–	–	–	(2,002,567)	–	(2,002,567)
ProFund VP Money Market	–	–	–	–	–	–

300 :: Notes to Financial Statements :: June 30, 2010 (unaudited)

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2010.

At June 30, 2010, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Tax	Tax	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

ProFund VP Bull	$84,397,911	$8,840,651	$(11,828,964)	$(2,988,313)
ProFund VP Mid-Cap	9,520,000	–	–	–
ProFund VP Small-Cap	5,033,107	29,831	(157,077)	(127,246)
ProFund VP Dow 30	126,000	–	–	–
ProFund VP NASDAQ-100	35,996,784	13,444,029	(5,695,277)	7,748,752
ProFund VP Large-Cap Value	32,473,851	4,914,499	(12,083,010)	(7,168,511)
ProFund VP Large-Cap Growth	20,247,748	6,339,406	(5,024,259)	1,315,147
ProFund VP Mid-Cap Value	31,955,196	5,400,829	(7,969,566)	(2,568,737)
ProFund VP Mid-Cap Growth	30,024,149	7,004,151	(4,918,824)	2,085,327
ProFund VP Small-Cap Value	25,009,228	4,916,829	(8,238,843)	(3,322,014)
ProFund VP Small-Cap Growth	22,411,984	6,694,924	(6,518,452)	176,472
ProFund VP Asia 30	43,096,056	32,869,407	(13,425,151)	19,444,256
ProFund VP Europe 30	30,579,964	6,179,233	(10,056,768)	(3,877,535)
ProFund VP International	2,747,000	–	–	–
ProFund VP Emerging Markets	23,115,498	356,453	(1,625,947)	(1,269,494)
ProFund VP Japan	8,360,000	–	–	–
ProFund VP UltraBull	26,196,289	701,817	(426,400)	275,417
ProFund VP UltraMid-Cap	20,460,204	3,605,514	(2,476,275)	1,129,239
ProFund VP UltraSmall-Cap	19,840,833	439,254	(142,363)	296,891
ProFund VP UltraNASDAQ-100	31,960,548	5,182,918	(3,027,491)	2,155,427
ProFund VP Bear	49,592,000	–	–	–
ProFund VP Short Mid-Cap	9,414,000	–	–	–
ProFund VP Short Small-Cap	17,355,000	–	–	–
ProFund VP Short Dow 30	92,000	–	–	–
ProFund VP Short NASDAQ-100	26,154,000	–	–	–
ProFund VP Short International	2,911,000	–	–	–
ProFund VP Short Emerging Markets	2,504,000	–	–	–
ProFund VP UltraShort Dow 30	577,000	–	–	–
ProFund VP UltraShort NASDAQ-100	2,478,000	–	–	–
ProFund VP Banks	13,382,285	2,136,557	(9,156,154)	(7,019,597)
ProFund VP Basic Materials	37,630,090	13,537,957	(16,719,106)	(3,181,149)
ProFund VP Biotechnology	6,064,776	2,660,073	(1,800,071)	860,002
ProFund VP Consumer Goods	10,512,379	2,815,505	(1,948,925)	866,580
ProFund VP Consumer Services	13,163,398	1,038,671	(1,404,893)	(366,222)
ProFund VP Financials	33,932,524	8,867,832	(15,502,698)	(6,634,866)
ProFund VP Health Care	19,106,715	5,938,854	(4,754,173)	1,184,681
ProFund VP Industrials	11,966,580	2,499,912	(2,280,996)	218,916
ProFund VP Internet	3,811,285	2,642,855	(731,210)	1,911,645
ProFund VP Oil & Gas	39,141,081	24,990,458	(9,154,201)	15,836,257
ProFund VP Pharmaceuticals	5,056,931	874,933	(1,495,796)	(620,863)
ProFund VP Precious Metals	138,683,000	–	–	–
ProFund VP Real Estate	26,947,191	7,013,821	(5,794,343)	1,219,478
ProFund VP Semiconductor	2,057,376	873,541	(644,587)	228,954
ProFund VP Technology	9,505,802	5,952,656	(3,331,437)	2,621,219
ProFund VP Telecommunications	8,428,709	742,448	(2,394,801)	(1,652,353)
ProFund VP Utilities	26,609,032	8,427,340	(5,202,173)	3,225,167
ProFund VP U.S. Government Plus	90,793,676	2,494,303	(18,416)	2,475,887
ProFund VP Rising Rates Opportunity	51,725,662	–	(843)	(843)
ProFund VP Falling U.S. Dollar	1,428,000	–	–	–
ProFund VP Money Market	260,019,000	–	–	–

302 :: Expense Examples (unaudited)

As a ProFund VP shareholder, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution fees; and other ProFund VP expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a ProFund VP and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. These examples also do not reflect separate accounts or insurance contract fees and charges. If those fees were reflected, expenses would be higher.

These examples are based on an investment of $1,000 invested at January 1, 2010 and held for the entire period from January 1, 2010 through June 30, 2010.

The Actual Expense table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning	Ending Account	Expenses Paid	Expense Ratio
	Account Value	Value	During Period*	During Period
	1/1/10	6/30/10	1/1/10 - 6/30/10	1/1/10 - 6/30/10

ProFund VP Bull	$1,000.00	$ 922.40	$8.01	1.68%
ProFund VP Mid-Cap	1,000.00	978.60	8.19	1.67%
ProFund VP Small-Cap	1,000.00	966.10	8.19	1.68%
ProFund VP Dow 30	1,000.00	946.50	7.58	1.57%
ProFund VP NASDAQ-100	1,000.00	931.20	8.04	1.68%
ProFund VP Large-Cap Value	1,000.00	936.70	8.07	1.68%
ProFund VP Large-Cap Growth	1,000.00	913.60	7.97	1.68%
ProFund VP Mid-Cap Value	1,000.00	969.20	8.20	1.68%
ProFund VP Mid-Cap Growth	1,000.00	985.40	8.27	1.68%
ProFund VP Small-Cap Value	1,000.00	974.10	8.22	1.68%
ProFund VP Small-Cap Growth	1,000.00	990.40	8.29	1.68%
ProFund VP Asia 30	1,000.00	936.70	8.07	1.68%
ProFund VP Europe 30	1,000.00	826.00	7.61	1.68%
ProFund VP International	1,000.00	856.10	7.73	1.68%
ProFund VP Emerging Markets	1,000.00	882.50	7.79	1.67%
ProFund VP Japan	1,000.00	856.10	7.73	1.68%
ProFund VP UltraBull	1,000.00	832.50	7.63	1.68%
ProFund VP UltraMid-Cap	1,000.00	933.60	8.05	1.68%
ProFund VP UltraSmall-Cap	1,000.00	918.20	7.99	1.68%
ProFund VP UltraNASDAQ-100	1,000.00	847.80	7.70	1.68%
ProFund VP Bear	1,000.00	1,036.70	8.48	1.68%
ProFund VP Short Mid-Cap	1,000.00	976.70	8.23	1.68%
ProFund VP Short Small-Cap	1,000.00	955.50	8.15	1.68%
ProFund VP Short Dow 30	1,000.00	1,021.60	8.42	1.68%
ProFund VP Short NASDAQ-100	1,000.00	1,031.70	8.46	1.68%
ProFund VP Short International	1,000.00	1,119.10	8.83	1.68%
ProFund VP Short Emerging Markets	1,000.00	1,056.80	8.57	1.68%
ProFund VP UltraShort Dow 30	1,000.00	1,027.30	8.49	1.69%
ProFund VP UltraShort NASDAQ-100	1,000.00	1,025.20	7.73	1.54%
ProFund VP Banks	1,000.00	974.30	8.22	1.68%
ProFund VP Basic Materials	1,000.00	895.20	7.89	1.68%
ProFund VP Biotechnology	1,000.00	913.10	7.97	1.68%
ProFund VP Consumer Goods	1,000.00	966.20	8.19	1.68%
ProFund VP Consumer Services	1,000.00	965.50	8.19	1.68%
ProFund VP Financials	1,000.00	954.20	8.14	1.68%
ProFund VP Health Care	1,000.00	912.10	7.96	1.68%
ProFund VP Industrials	1,000.00	967.90	8.20	1.68%
ProFund VP Internet	1,000.00	946.70	8.11	1.68%
ProFund VP Oil & Gas	1,000.00	865.00	7.77	1.68%
ProFund VP Pharmaceuticals	1,000.00	909.70	7.95	1.68%
ProFund VP Precious Metals	1,000.00	1,063.80	8.60	1.68%
ProFund VP Real Estate	1,000.00	1,038.30	8.49	1.68%

Expense Examples (unaudited) :: 303

	Beginning	Ending Account	Expenses Paid	Expense Ratio
	Account Value	Value	During Period*	During Period
	1/1/10	6/30/10	1/1/10 - 6/30/10	1/1/10 - 6/30/10

ProFund VP Semiconductor	$1,000.00	$ 911.90	$7.96	1.68%
ProFund VP Technology	1,000.00	894.00	7.89	1.68%
ProFund VP Telecommunications	1,000.00	900.40	7.92	1.68%
ProFund VP Utilities	1,000.00	931.70	8.05	1.68%
ProFund VP U.S. Government Plus	1,000.00	1,189.50	7.49	1.38%
ProFund VP Rising Rates Opportunity	1,000.00	810.40	7.54	1.68%
ProFund VP Falling U.S. Dollar	1,000.00	898.20	9.13	1.94%
ProFund VP Money Market	1,000.00	1,000.10	0.35	0.07%

*

Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

304 :: Expense Examples (unaudited)

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on each ProFund VP’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each ProFund VP’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your ProFund VP and other funds. To do so, compare this 5% hypthetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning	Ending Account	Expenses Paid	Expense Ratio
	Account Value	Value	During Period*	During Period
	1/1/10	6/30/10	1/1/10 - 6/30/10	1/1/10 - 6/30/10

ProFund VP Bull	$1,000.00	$1,016.46	$ 8.40	1.68%
ProFund VP Mid-Cap	1,000.00	1,016.51	8.35	1.67%
ProFund VP Small-Cap	1,000.00	1,016.46	8.40	1.68%
ProFund VP Dow 30	1,000.00	1,017.01	7.85	1.57%
ProFund VP NASDAQ-100	1,000.00	1,016.46	8.40	1.68%
ProFund VP Large-Cap Value	1,000.00	1,016.46	8.40	1.68%
ProFund VP Large-Cap Growth	1,000.00	1,016.46	8.40	1.68%
ProFund VP Mid-Cap Value	1,000.00	1,016.46	8.40	1.68%
ProFund VP Mid-Cap Growth	1,000.00	1,016.46	8.40	1.68%
ProFund VP Small-Cap Value	1,000.00	1,016.46	8.40	1.68%
ProFund VP Small-Cap Growth	1,000.00	1,016.46	8.40	1.68%
ProFund VP Asia 30	1,000.00	1,016.46	8.40	1.68%
ProFund VP Europe 30	1,000.00	1,016.46	8.40	1.68%
ProFund VP International	1,000.00	1,016.46	8.40	1.68%
ProFund VP Emerging Markets	1,000.00	1,016.51	8.35	1.67%
ProFund VP Japan	1,000.00	1,016.46	8.40	1.68%
ProFund VP UltraBull	1,000.00	1,016.46	8.40	1.68%
ProFund VP UltraMid-Cap	1,000.00	1,016.46	8.40	1.68%
ProFund VP UltraSmall-Cap	1,000.00	1,016.46	8.40	1.68%
ProFund VP UltraNASDAQ-100	1,000.00	1,016.46	8.40	1.68%
ProFund VP Bear	1,000.00	1,016.46	8.40	1.68%
ProFund VP Short Mid-Cap	1,000.00	1,016.46	8.40	1.68%
ProFund VP Short Small-Cap	1,000.00	1,016.46	8.40	1.68%
ProFund VP Short Dow 30	1,000.00	1,016.46	8.40	1.68%
ProFund VP Short NASDAQ-100	1,000.00	1,016.46	8.40	1.68%
ProFund VP Short International	1,000.00	1,016.46	8.40	1.68%
ProFund VP Short Emerging Markets	1,000.00	1,016.46	8.40	1.68%
ProFund VP UltraShort Dow 30	1,000.00	1,016.41	8.45	1.69%
ProFund VP UltraShort NASDAQ-100	1,000.00	1,017.16	7.70	1.54%
ProFund VP Banks	1,000.00	1,016.46	8.40	1.68%
ProFund VP Basic Materials	1,000.00	1,016.46	8.40	1.68%
ProFund VP Biotechnology	1,000.00	1,016.46	8.40	1.68%
ProFund VP Consumer Goods	1,000.00	1,016.46	8.40	1.68%
ProFund VP Consumer Services	1,000.00	1,016.46	8.40	1.68%
ProFund VP Financials	1,000.00	1,016.46	8.40	1.68%
ProFund VP Health Care	1,000.00	1,016.46	8.40	1.68%
ProFund VP Industrials	1,000.00	1,016.46	8.40	1.68%
ProFund VP Internet	1,000.00	1,016.46	8.40	1.68%
ProFund VP Oil & Gas	1,000.00	1,016.46	8.40	1.68%
ProFund VP Pharmaceuticals	1,000.00	1,016.46	8.40	1.68%
ProFund VP Precious Metals	1,000.00	1,016.46	8.40	1.68%
ProFund VP Real Estate	1,000.00	1,016.46	8.40	1.68%
ProFund VP Semiconductor	1,000.00	1,016.46	8.40	1.68%
ProFund VP Technology	1,000.00	1,016.46	8.40	1.68%
ProFund VP Telecommunications	1,000.00	1,016.46	8.40	1.68%
ProFund VP Utilities	1,000.00	1,016.46	8.40	1.68%
ProFund VP U.S. Government Plus	1,000.00	1,017.95	6.90	1.38%
ProFund VP Rising Rates Opportunity	1,000.00	1,016.46	8.40	1.68%
ProFund VP Falling U.S. Dollar	1,000.00	1,015.17	9.69	1.94%
ProFund VP Money Market	1,000.00	1,024.45	0.35	0.07%

*

Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

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This report is submitted for the general information of the shareholders of the ProFunds VP. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 888-776-5717.

A description of the policies and procedures that the ProFunds VP uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 888-776-3637; and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the ProFund VP voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by calling toll-free 888-776-3637; and on the Commission’s website at sec.gov.

ProFunds VP file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holding for the Funds in this report are available without charge on the Commission’s website at sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

06/10

PROFUNDS®

CLASSIC PROFUNDS VP

Bull
Small-Cap
Europe 30

NON-EQUITY PROFUND VP

Rising Rates Opportunity

JUNE 30, 2010

Semiannual Report

Table of Contents

i	Message from the Chairman
1	Financial Statements and Financial Highlights
2	ProFund VP Bull
11	ProFund VP Small-Cap
24	ProFund VP Europe 30
29	ProFund VP Rising Rates Opportunity
33	Notes to Financial Statements
45	Expense Examples

Message from the Chairman

Dear Shareholder:

I am pleased to present the Semiannual Report to shareholders of ProFunds VP for the six months ended June 30, 2010.

Equities Relinquished a Portion of 2009 Gains

Following a strong recovery in 2009, U.S. stock prices reversed course during the first half of 2010. Large-cap and mid-cap stocks fell 6.7% and 1.4%, respectively, as measured by the S&P 500® and S&P MidCap 400® Indexes. Small-cap stocks tracked by the Russell 2000® Index declined 1.9%. Stock market volatility as measured by the CBOE VIX increased significantly, from 21.7 at the beginning of the year to 34.5 at the end of June.

Nearly all U.S. sectors gave up a portion of last year’s broadly based gains.The biggest lagging sectors included the oil and gas, technology, basic materials, telecommunications, semiconductor, and health care sectors. Only the real estate sector generated a positive return during the six-month period.

Most international stocks trailed their U.S. counterparts. Developed markets outside the U.S. and Canada fell 12.8%, as measured by the MSCI EAFE® Index. Emerging markets lost ground as well, shedding 10.7%, as measured by the BNY Mellon Emerging Markets 50 ADR Index.

Treasurys, Corporate Bonds, and the Dollar Strengthened

U.S. bonds posted gains during the period, with the 10-year and 30-year Treasury adding 9.9% and 15.7%, respectively, as measured by the Ryan Labs 10- and 30-Year Bond Indexes. Corporate bonds also performed well, as reflected by the 5.3% gain in the Barclays Capital U.S. Aggregate Bond Index. Finally, the dollar advanced 10.5% against a basket of six currencies, as tracked by the ICE U.S. Dollar Index.

We appreciate the trust you have placed in us by choosing ProFunds and look forward to continuing to serve your investing needs.

Sincerely,

Michael L. Sapir
Chairman of the Board of Trustees

All investment performance index figures above reflect total return performance. You may not invest directly in an index.

All investment performance index figures above reflect total return performance. You may not invest directly in an index.

i

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2 :: ProFund VP Bull :: Financial Statements

Investment Objective:   The ProFund VP Bull seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500 Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2010

Market Exposure
Investment Type	% of Net Assets

Equity Securities	73%
Futures Contracts	17%
Swap Agreements	11%

Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Exxon Mobil Corp.	2.3%
Apple Computer, Inc.	1.8%
Microsoft Corp.	1.4%
Procter & Gamble Co.	1.4%
International Business Machines Corp.	1.3%

S&P 500 Index - Composition
% of Index

Consumer Non-Cyclical	22%
Financial	16%
Technology	13%
Communications	11%
Energy	11%
Industrial	11%
Consumer Cyclical	9%
Utilities	4%
Basic Materials	3%

Schedule of Portfolio Investments (unaudited)

Common Stocks (73.1%)
	Shares	Value

3M Co. (Miscellaneous Manufacturing)	4,648	$367,146
Abbott Laboratories (Pharmaceuticals)	10,126	473,694
Abercrombie & Fitch Co.—Class A (Retail)	498	15,284
Adobe Systems, Inc.* (Software)	3,403	89,941
Advanced Micro Devices, Inc.* (Semiconductors)	3,652	26,733
Aetna, Inc. (Healthcare-Services)	2,739	72,255
AFLAC, Inc. (Insurance)	3,071	131,040
Agilent Technologies, Inc.* (Electronics)	2,241	63,712
Air Products & Chemicals, Inc. (Chemicals)	1,328	86,068
Airgas, Inc. (Chemicals)	498	30,976
AK Steel Holding Corp. (Iron/Steel)	664	7,915
Akamai Technologies, Inc.* (Internet)	1,079	43,775
Alcoa, Inc. (Mining)	6,640	66,798
Allegheny Energy, Inc. (Electric)	1,079	22,314
Allegheny Technologies, Inc. (Iron/Steel)	581	25,674
Allergan, Inc. (Pharmaceuticals)	1,992	116,054
Allstate Corp. (Insurance)	3,486	100,153
Altera Corp. (Semiconductors)	1,909	47,362
Altria Group, Inc. (Agriculture)	13,695	274,448
Amazon.com, Inc.* (Internet)	2,241	244,852
Ameren Corp. (Electric)	1,494	35,512
American Electric Power, Inc. (Electric)	3,071	99,193
American Express Co. (Diversified Financial Services)	7,885	313,034
American International Group, Inc.* (Insurance)	830	28,585
American Tower Corp.* (Telecommunications)	2,573	114,498
Ameriprise Financial, Inc. (Diversified Financial Services)	1,660	59,976
AmerisourceBergen Corp. (Pharmaceuticals)	1,826	57,975
Amgen, Inc.* (Biotechnology)	6,225	327,435
Amphenol Corp.—Class A (Electronics)	1,079	42,383
Anadarko Petroleum Corp. (Oil & Gas)	3,237	116,823
Analog Devices, Inc. (Semiconductors)	1,909	53,185
AON Corp. (Insurance)	1,743	64,700
Apache Corp. (Oil & Gas)	2,158	181,682
Apartment Investment and Management Co.—Class A (REIT)	747	14,469
Apollo Group, Inc.—Class A* (Commercial Services)	747	31,725
Apple Computer, Inc.* (Computers)	5,976	1,503,143
Applied Materials, Inc. (Semiconductors)	8,798	105,752
Archer-Daniels-Midland Co. (Agriculture)	4,150	107,153
Assurant, Inc. (Insurance)	664	23,041
AT&T, Inc. (Telecommunications)	38,844	939,636
Autodesk, Inc.* (Software)	1,494	36,394
Automatic Data Processing, Inc. (Software)	3,237	130,322
AutoNation, Inc.* (Retail)	581	11,330
AutoZone, Inc.* (Retail)	166	32,075
Avalonbay Communities, Inc. (REIT)	498	46,498
Avery Dennison Corp. (Household Products/Wares)	664	21,334
Avon Products, Inc. (Cosmetics/Personal Care)	2,739	72,583
Baker Hughes, Inc. (Oil & Gas Services)	2,739	113,860
Ball Corp. (Packaging & Containers)	581	30,694
Bank of America Corp. (Banks)	65,985	948,204
Bank of New York Mellon Corp. (Banks)	7,968	196,730
Bard (C.R.), Inc. (Healthcare-Products)	581	45,045
Baxter International, Inc. (Healthcare-Products)	3,901	158,537
BB&T Corp. (Banks)	4,482	117,921
Becton, Dickinson & Co. (Healthcare-Products)	1,494	101,024
Bed Bath & Beyond, Inc.* (Retail)	1,660	61,553
Bemis Co., Inc. (Packaging & Containers)	664	17,928
Berkshire Hathaway, Inc.—Class B* (Insurance)	10,873	866,469
Best Buy Co., Inc. (Retail)	2,241	75,880
Big Lots, Inc.* (Retail)	498	15,981
Biogen Idec, Inc.* (Biotechnology)	1,743	82,705
BMC Software, Inc.* (Software)	1,162	40,240
Boeing Co. (Aerospace/Defense)	4,980	312,495
Boston Properties, Inc. (REIT)	913	65,133
Boston Scientific Corp.* (Healthcare-Products)	9,960	57,768
Bristol-Myers Squibb Co. (Pharmaceuticals)	11,288	281,523
Broadcom Corp.—Class A (Semiconductors)	2,822	93,041
Brown-Forman Corp. (Beverages)	664	38,001
C.H. Robinson Worldwide, Inc. (Transportation)	1,079	60,057
CA, Inc. (Software)	2,490	45,816
Cabot Oil & Gas Corp. (Oil & Gas)	664	20,796
Cameron International Corp.* (Oil & Gas Services)	1,577	51,284
Campbell Soup Co. (Food)	1,162	41,634
Capital One Financial Corp. (Diversified Financial Services)	2,988	120,416
Cardinal Health, Inc. (Pharmaceuticals)	2,324	78,110

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Bull :: 3

Common Stocks, continued
	Shares	Value

CareFusion Corp.* (Healthcare-Products)	1,162	$26,377
Carmax, Inc.* (Retail)	1,494	29,731
Carnival Corp.—Class A (Leisure Time)	2,822	85,337
Caterpillar, Inc. (Machinery-Construction & Mining)	4,067	244,305
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	1,743	23,722
CBS Corp.—Class B (Media)	4,399	56,879
Celgene Corp.* (Biotechnology)	2,988	151,850
CenterPoint Energy, Inc. (Electric)	2,656	34,953
CenturyTel, Inc. (Telecommunications)	1,909	63,589
Cephalon, Inc.* (Pharmaceuticals)	415	23,551
Cerner Corp.* (Software)	415	31,494
CF Industries Holdings, Inc. (Chemicals)	415	26,332
Chesapeake Energy Corp. (Oil & Gas)	4,233	88,681
Chevron Corp. (Oil & Gas)	13,197	895,548
Chubb Corp. (Insurance)	2,075	103,771
CIGNA Corp. (Insurance)	1,743	54,138
Cincinnati Financial Corp. (Insurance)	996	25,767
Cintas Corp. (Textiles)	830	19,895
Cisco Systems, Inc.* (Telecommunications)	37,516	799,466
Citigroup, Inc.* (Diversified Financial Services)	148,653	558,935
Citrix Systems, Inc.* (Software)	1,162	49,071
Cliffs Natural Resources, Inc. (Iron/Steel)	830	39,143
Clorox Co. (Household Products/Wares)	913	56,752
CME Group, Inc. (Diversified Financial Services)	415	116,843
CMS Energy Corp. (Electric)	1,494	21,887
Coach, Inc. (Apparel)	1,992	72,808
Coca-Cola Co. (Beverages)	15,106	757,113
Coca-Cola Enterprises, Inc. (Beverages)	2,075	53,659
Cognizant Technology Solutions Corp.* (Computers)	1,909	95,565
Colgate-Palmolive Co. (Cosmetics/Personal Care)	3,154	248,409
Comcast Corp.—Class A (Media)	18,509	321,501
Comerica, Inc. (Banks)	1,079	39,740
Computer Sciences Corp. (Computers)	996	45,069
Compuware Corp.* (Software)	1,411	11,260
ConAgra Foods, Inc. (Food)	2,905	67,745
ConocoPhillips (Oil & Gas)	9,711	476,713
CONSOL Energy, Inc. (Coal)	1,411	47,635
Consolidated Edison, Inc. (Electric)	1,826	78,701
Constellation Brands, Inc.* (Beverages)	1,245	19,447
Constellation Energy Group, Inc. (Electric)	1,245	40,151
Corning, Inc. (Telecommunications)	10,209	164,875
Costco Wholesale Corp. (Retail)	2,822	154,730
Coventry Health Care, Inc.* (Healthcare-Services)	913	16,142
CSX Corp. (Transportation)	2,490	123,579
Cummins, Inc. (Machinery-Diversified)	1,245	81,087
CVS Corp. (Retail)	8,881	260,391
D.R. Horton, Inc. (Home Builders)	1,743	17,134
Danaher Corp. (Miscellaneous Manufacturing)	3,403	126,319
Darden Restaurants, Inc. (Retail)	913	35,470
DaVita, Inc.* (Healthcare-Services)	664	41,460
Dean Foods Co.* (Food)	1,162	11,701
Deere & Co. (Machinery-Diversified)	2,739	152,508
Dell, Inc.* (Computers)	11,288	136,133
Denbury Resources, Inc.* (Oil & Gas)	2,573	37,669
DENTSPLY International, Inc. (Healthcare-Products)	913	27,308
Devon Energy Corp. (Oil & Gas)	2,905	176,973
DeVry, Inc. (Commercial Services)	332	17,427
Diamond Offshore Drilling, Inc. (Oil & Gas)	415	25,809
DIRECTV—Class A* (Media)	5,976	202,706
Discover Financial Services (Diversified Financial Services)	3,569	49,895
Discovery Communications, Inc.—Class A* (Media)	1,826	65,206
Dominion Resources, Inc. (Electric)	3,901	151,125
Dover Corp. (Miscellaneous Manufacturing)	1,162	48,560
Dr. Pepper Snapple Group, Inc. (Beverages)	1,577	58,964
DTE Energy Co. (Electric)	1,079	49,213
Duke Energy Corp. (Electric)	8,632	138,112
Dun & Bradstreet Corp. (Software)	249	16,713
E*TRADE Financial Corp.* (Diversified Financial Services)	1,245	14,716
E.I. du Pont de Nemours & Co. (Chemicals)	5,893	203,839
Eastman Chemical Co. (Chemicals)	415	22,144
Eastman Kodak Co.* (Miscellaneous Manufacturing)	1,743	7,565
Eaton Corp. (Miscellaneous Manufacturing)	1,079	70,610
eBay, Inc.* (Internet)	7,470	146,487
Ecolab, Inc. (Chemicals)	1,494	67,096
Edison International (Electric)	2,075	65,819
El Paso Corp. (Pipelines)	4,565	50,717
Electronic Arts, Inc.* (Software)	2,075	29,880
Eli Lilly & Co. (Pharmaceuticals)	6,640	222,440
EMC Corp.* (Computers)	13,446	246,062
Emerson Electric Co. (Electrical Components & Equipment)	4,897	213,950
Entergy Corp. (Electric)	1,245	89,167
EOG Resources, Inc. (Oil & Gas)	1,660	163,294
EQT Corp. (Oil & Gas)	913	32,996
Equifax, Inc. (Commercial Services)	830	23,290
Equity Residential Properties Trust (REIT)	1,826	76,035
Exelon Corp. (Electric)	4,316	163,879
Expedia, Inc. (Internet)	1,328	24,940
Expeditors International of Washington, Inc. (Transportation)	1,328	45,829
Express Scripts, Inc.* (Pharmaceuticals)	3,569	167,814
Exxon Mobil Corp. (Oil & Gas)	33,254	1,897,807
Family Dollar Stores, Inc. (Retail)	830	31,283
Fastenal Co. (Distribution/Wholesale)	830	41,658
Federated Investors, Inc.—Class B (Diversified Financial Services)	581	12,033
FedEx Corp. (Transportation)	1,992	139,659
Fidelity National Information Services, Inc. (Software)	2,158	57,878
Fifth Third Bancorp (Banks)	5,146	63,244
First Horizon National Corp.* (Banks)	1,494	17,111
First Solar, Inc.* (Energy-Alternate Sources)	249	28,344
FirstEnergy Corp. (Electric)	1,992	70,178
Fiserv, Inc.* (Software)	996	45,477
FLIR Systems, Inc.* (Electronics)	996	28,974
Flowserve Corp. (Machinery-Diversified)	332	28,154
Fluor Corp. (Engineering & Construction)	1,162	49,385
FMC Corp. (Chemicals)	415	23,833
FMC Technologies, Inc.* (Oil & Gas Services)	747	39,337
Ford Motor Co.* (Auto Manufacturers)	22,327	225,056
Forest Laboratories, Inc.* (Pharmaceuticals)	1,909	52,364
Fortune Brands, Inc. (Household Products/Wares)	996	39,023
Franklin Resources, Inc. (Diversified Financial Services)	913	78,691
Freeport-McMoRan Copper & Gold, Inc.—Class B (Mining)	3,071	181,588
Frontier Communications Corp. (Telecommunications)	1,992	14,163
GameStop Corp.—Class A* (Retail)	996	18,715
Gannett Co., Inc. (Media)	1,494	20,109
General Dynamics Corp. (Aerospace/Defense)	2,490	145,814
General Electric Co. (Miscellaneous Manufacturing)	70,218	1,012,544
General Mills, Inc. (Food)	4,316	153,304
Genuine Parts Co. (Distribution/Wholesale)	996	39,292
Genworth Financial, Inc.—Class A* (Diversified Financial Services)	3,154	41,223
Genzyme Corp.* (Biotechnology)	1,743	88,492
Gilead Sciences, Inc.* (Pharmaceuticals)	5,810	199,167
Goodrich Corp. (Aerospace/Defense)	747	49,489

See accompanying notes to the financial statements.

4 :: ProFund VP Bull :: Financial Statements

Common Stocks, continued
	Shares	Value

Google, Inc.—Class A* (Internet)	1,577	$701,686
H & R Block, Inc. (Commercial Services)	2,158	33,859
Halliburton Co. (Oil & Gas Services)	5,893	144,673
Harley-Davidson, Inc. (Leisure Time)	1,494	33,212
Harman International Industries, Inc.* (Home Furnishings)	415	12,404
Harris Corp. (Telecommunications)	830	34,569
Hartford Financial Services Group, Inc. (Insurance)	2,905	64,288
Hasbro, Inc. (Toys/Games/Hobbies)	830	34,113
HCP, Inc. (REIT)	1,909	61,565
Health Care REIT, Inc. (REIT)	747	31,464
Heinz (H.J.) Co. (Food)	2,075	89,681
Helmerich & Payne, Inc. (Oil & Gas)	664	24,249
Hess Corp. (Oil & Gas)	1,909	96,099
Hewlett-Packard Co. (Computers)	15,272	660,972
Home Depot, Inc. (Retail)	11,039	309,865
Honeywell International, Inc. (Miscellaneous Manufacturing)	4,980	194,369
Hormel Foods Corp. (Food)	415	16,799
Hospira, Inc.* (Pharmaceuticals)	1,079	61,989
Host Marriott Corp. (REIT)	4,316	58,180
Hudson City Bancorp, Inc. (Savings & Loans)	3,071	37,589
Humana, Inc.* (Healthcare-Services)	1,079	49,278
Huntington Bancshares, Inc. (Banks)	4,648	25,750
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	2,490	102,787
Integrys Energy Group, Inc. (Electric)	498	21,783
Intel Corp. (Semiconductors)	36,520	710,314
IntercontinentalExchange, Inc.* (Diversified Financial Services)	415	46,907
International Business Machines Corp. (Computers)	8,383	1,035,133
International Flavors & Fragrances, Inc. (Chemicals)	498	21,125
International Game Technology (Entertainment)	1,909	29,971
International Paper Co. (Forest Products & Paper)	2,822	63,862
Interpublic Group of Cos., Inc.* (Advertising)	3,154	22,488
Intuit, Inc.* (Software)	1,992	69,262
Intuitive Surgical, Inc.* (Healthcare-Products)	249	78,589
Invesco, Ltd. (Diversified Financial Services)	3,071	51,685
Iron Mountain, Inc. (Commercial Services)	1,162	26,099
ITT Industries, Inc. (Miscellaneous Manufacturing)	1,162	52,197
J.C. Penney Co., Inc. (Retail)	1,494	32,091
J.P. Morgan Chase & Co. (Diversified Financial Services)	26,145	957,168
Jabil Circuit, Inc. (Electronics)	1,245	16,559
Jacobs Engineering Group, Inc.* (Engineering & Construction)	747	27,221
Janus Capital Group, Inc. (Diversified Financial Services)	1,162	10,319
JDS Uniphase Corp.* (Telecommunications)	1,411	13,884
JM Smucker Co. (Food)	747	44,984
Johnson & Johnson (Healthcare-Products)	18,094	1,068,632
Johnson Controls, Inc. (Auto Parts & Equipment)	4,399	118,201
Juniper Networks, Inc.* (Telecommunications)	3,403	77,656
Kellogg Co. (Food)	1,660	83,498
KeyCorp (Banks)	5,727	44,041
Kimberly-Clark Corp. (Household Products/Wares)	2,656	161,033
Kimco Realty Corp. (REIT)	2,656	35,697
King Pharmaceuticals, Inc.* (Pharmaceuticals)	1,577	11,969
KLA -Tencor Corp. (Semiconductors)	1,079	30,083
Kohls Corp.* (Retail)	1,992	94,620
Kraft Foods, Inc. (Food)	11,454	320,712
Kroger Co. (Food)	4,233	83,348
L-3 Communications Holdings, Inc. (Aerospace/Defense)	747	52,917
Laboratory Corp. of America Holdings* (Healthcare-Services)	664	50,032
Legg Mason, Inc. (Diversified Financial Services)	1,079	30,244
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	913	18,315
Lennar Corp.—Class A (Home Builders)	996	13,854
Leucadia National Corp.* (Holding Companies-Diversified)	1,245	24,290
Lexmark International, Inc.—Class A* (Computers)	498	16,449
Life Technologies Corp.* (Biotechnology)	1,162	54,904
Limited, Inc. (Retail)	1,743	38,468
Lincoln National Corp. (Insurance)	1,909	46,370
Linear Technology Corp. (Semiconductors)	1,411	39,240
Lockheed Martin Corp. (Aerospace/Defense)	1,992	148,404
Loews Corp. (Insurance)	2,241	74,648
Lorillard, Inc. (Agriculture)	996	71,692
Lowe’s Cos., Inc. (Retail)	9,379	191,519
LSI Logic Corp.* (Semiconductors)	4,233	19,472
M&T Bank Corp. (Banks)	498	42,305
Macy’s, Inc. (Retail)	2,739	49,028
Marathon Oil Corp. (Oil & Gas)	4,648	144,506
Marriott International, Inc.—Class A (Lodging)	1,660	49,700
Marsh & McLennan Cos., Inc. (Insurance)	3,486	78,609
Marshall & Ilsley Corp. (Banks)	3,403	24,434
Masco Corp. (Building Materials)	2,324	25,006
Massey Energy Co. (Coal)	664	18,160
MasterCard, Inc.—Class A (Software)	581	115,927
Mattel, Inc. (Toys/Games/Hobbies)	2,324	49,176
McAfee, Inc.* (Internet)	996	30,597
McCormick & Co., Inc. (Food)	830	31,507
McDonald’s Corp. (Retail)	7,055	464,713
McGraw-Hill Cos., Inc. (Media)	2,075	58,390
McKesson Corp. (Commercial Services)	1,743	117,060
Mead Johnson Nutrition Co.—Class A (Pharmaceuticals)	1,328	66,559
MeadWestvaco Corp. (Forest Products & Paper)	1,079	23,954
Medco Health Solutions, Inc.* (Pharmaceuticals)	2,988	164,579
Medtronic, Inc. (Healthcare-Products)	7,221	261,906
MEMC Electronic Materials, Inc.* (Semiconductors)	1,494	14,761
Merck & Co., Inc. (Pharmaceuticals)	20,501	716,920
Meredith Corp. (Media)	166	5,168
MetLife, Inc. (Insurance)	5,312	200,581
MetroPCS Communications, Inc.* (Telecommunications)	1,660	13,595
Microchip Technology, Inc. (Semiconductors)	1,162	32,234
Micron Technology, Inc.* (Semiconductors)	5,561	47,213
Microsoft Corp. (Software)	50,132	1,153,537
Millipore Corp.* (Biotechnology)	332	35,408
Molex, Inc. (Electrical Components & Equipment)	830	15,139
Molson Coors Brewing Co.—Class B (Beverages)	996	42,191
Monsanto Co. (Agriculture)	3,569	164,959
Monster Worldwide, Inc.* (Internet)	747	8,703
Moody’s Corp. (Commercial Services)	1,245	24,800
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	9,130	211,907
Motorola, Inc.* (Telecommunications)	15,272	99,573
Murphy Oil Corp. (Oil & Gas)	1,245	61,690
Mylan Laboratories, Inc.* (Pharmaceuticals)	1,992	33,944
Nabors Industries, Ltd.* (Oil & Gas)	1,826	32,174
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	913	16,233
National Semiconductor Corp. (Semiconductors)	1,494	20,109
National-Oilwell Varco, Inc. (Oil & Gas Services)	2,739	90,579
NetApp, Inc.* (Computers)	2,241	83,612
Newell Rubbermaid, Inc. (Housewares)	1,826	26,733
Newmont Mining Corp. (Mining)	3,154	194,728
News Corp.—Class A (Media)	14,774	176,697
NextEra Energy, Inc. (Electric)	2,656	129,507
Nicor, Inc. (Gas)	249	10,085
NIKE, Inc.—Class B (Apparel)	2,490	168,199

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Bull :: 5

Common Stocks, continued
	Shares	Value

NiSource, Inc. (Electric)	1,743	$25,274
Noble Energy, Inc. (Oil & Gas)	1,079	65,096
Nordstrom, Inc. (Retail)	1,079	34,733
Norfolk Southern Corp. (Transportation)	2,407	127,691
Northeast Utilities System (Electric)	1,079	27,493
Northern Trust Corp. (Banks)	1,577	73,646
Northrop Grumman Corp. (Aerospace/Defense)	1,909	103,926
Novell, Inc.* (Software)	2,241	12,729
Novellus Systems, Inc.* (Semiconductors)	581	14,734
NRG Energy, Inc.* (Electric)	1,660	35,209
Nucor Corp. (Iron/Steel)	1,992	76,254
NVIDIA Corp.* (Semiconductors)	3,735	38,134
NYSE Euronext (Diversified Financial Services)	1,660	45,866
O’Reilly Automotive, Inc.* (Retail)	830	39,475
Occidental Petroleum Corp. (Oil & Gas)	5,312	409,821
Office Depot, Inc.* (Retail)	1,743	7,042
Omnicom Group, Inc. (Advertising)	1,992	68,326
ONEOK, Inc. (Gas)	664	28,718
Oracle Corp. (Software)	25,730	552,166
Owens-Illinois, Inc.* (Packaging & Containers)	1,079	28,540
PACCAR, Inc. (Auto Manufacturers)	2,324	92,658
Pactiv Corp.* (Packaging & Containers)	830	23,116
Pall Corp. (Miscellaneous Manufacturing)	747	25,674
Parker Hannifin Corp. (Miscellaneous Manufacturing)	996	55,238
Patterson Cos., Inc. (Healthcare-Products)	581	16,576
Paychex, Inc. (Commercial Services)	2,075	53,888
Peabody Energy Corp. (Coal)	1,743	68,204
People’s United Financial, Inc. (Banks)	2,407	32,494
Pepco Holdings, Inc. (Electric)	1,411	22,124
PepsiCo, Inc. (Beverages)	10,541	642,474
PerkinElmer, Inc. (Electronics)	747	15,440
Pfizer, Inc. (Pharmaceuticals)	53,037	756,308
PG&E Corp. (Electric)	2,407	98,928
Philip Morris International, Inc. (Commercial Services)	12,118	555,489
Pinnacle West Capital Corp. (Electric)	664	24,143
Pioneer Natural Resources Co. (Oil & Gas)	747	44,409
Pitney Bowes, Inc. (Office/Business Equipment)	1,328	29,163
Plum Creek Timber Co., Inc. (Forest Products & Paper)	996	34,392
PNC Financial Services Group (Banks)	3,403	192,269
Polo Ralph Lauren Corp. (Apparel)	332	24,223
PPG Industries, Inc. (Chemicals)	1,079	65,182
PPL Corp. (Electric)	3,071	76,621
Praxair, Inc. (Chemicals)	1,992	151,372
Precision Castparts Corp. (Metal Fabricate/Hardware)	913	93,966
Priceline.com, Inc.* (Internet)	249	43,958
Principal Financial Group, Inc. (Insurance)	2,075	48,638
Procter & Gamble Co. (Cosmetics/Personal Care)	18,924	1,135,062
Progress Energy, Inc. (Electric)	1,826	71,616
Progressive Corp. (Insurance)	4,399	82,349
ProLogis (REIT)	3,071	31,109
Prudential Financial, Inc. (Insurance)	2,988	160,336
Public Service Enterprise Group, Inc. (Electric)	3,320	104,016
Public Storage, Inc. (REIT)	830	72,965
Pulte Group, Inc.* (Home Builders)	2,075	17,181
QLogic Corp.* (Semiconductors)	664	11,036
Qualcomm, Inc. (Telecommunications)	10,707	351,618
Quanta Services, Inc.* (Commercial Services)	1,328	27,423
Quest Diagnostics, Inc. (Healthcare-Services)	913	45,440
Questar Corp. (Pipelines)	1,079	49,084
Qwest Communications International, Inc. (Telecommunications)	9,794	51,418
R.R. Donnelley & Sons Co. (Commercial Services)	1,328	21,739
RadioShack Corp. (Retail)	747	14,574
Range Resources Corp. (Oil & Gas)	996	39,989
Raytheon Co. (Aerospace/Defense)	2,490	120,491
Red Hat, Inc.* (Software)	1,162	33,628
Regions Financial Corp. (Banks)	7,802	51,337
Republic Services, Inc. (Environmental Control)	2,075	61,690
Reynolds American, Inc. (Agriculture)	1,079	56,237
Robert Half International, Inc. (Commercial Services)	913	21,501
Rockwell Automation, Inc. (Machinery-Diversified)	913	44,819
Rockwell Collins, Inc. (Aerospace/Defense)	996	52,917
Roper Industries, Inc. (Miscellaneous Manufacturing)	581	32,513
Ross Stores, Inc. (Retail)	747	39,808
Rowan Cos., Inc.* (Oil & Gas)	747	16,389
Ryder System, Inc. (Transportation)	332	13,356
Safeway, Inc. (Food)	2,490	48,953
SAIC, Inc.* (Commercial Services)	1,909	31,957
Salesforce.com, Inc.* (Software)	664	56,984
SanDisk Corp.* (Computers)	1,494	62,853
Sara Lee Corp. (Food)	4,316	60,856
SCANA Corp. (Electric)	664	23,745
Schlumberger, Ltd. (Oil & Gas Services)	7,802	431,763
Scripps Networks Interactive—Class A (Entertainment)	581	23,438
Sealed Air Corp. (Packaging & Containers)	996	19,641
Sears Holdings Corp.* (Retail)	249	16,098
Sempra Energy (Gas)	1,577	73,788
Sherwin-Williams Co. (Chemicals)	581	40,199
Sigma-Aldrich Corp. (Chemicals)	747	37,223
Simon Property Group, Inc. (REIT)	1,909	154,152
SLM Corp.* (Diversified Financial Services)	3,154	32,770
Smith International, Inc. (Oil & Gas Services)	1,577	59,374
Snap-on, Inc. (Hand/Machine Tools)	332	13,582
Southern Co. (Electric)	5,395	179,546
Southwest Airlines Co. (Airlines)	4,814	53,484
Southwestern Energy Co.* (Oil & Gas)	2,241	86,592
Spectra Energy Corp. (Pipelines)	4,233	84,956
Sprint Nextel Corp.* (Telecommunications)	19,588	83,053
St. Jude Medical, Inc.* (Healthcare-Products)	2,075	74,887
Stanley Black & Decker, Inc. (Hand/Machine Tools)	996	50,318
Staples, Inc. (Retail)	4,731	90,126
Starbucks Corp. (Retail)	4,897	118,997
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	1,245	51,580
State Street Corp. (Banks)	3,237	109,475
Stericycle, Inc.* (Environmental Control)	498	32,659
Stryker Corp. (Healthcare-Products)	1,826	91,410
Sunoco, Inc. (Oil & Gas)	747	25,973
SunTrust Banks, Inc. (Banks)	3,237	75,422
SuperValu, Inc. (Food)	1,328	14,396
Symantec Corp.* (Internet)	5,229	72,579
Sysco Corp. (Food)	3,818	109,080
T. Rowe Price Group, Inc. (Diversified Financial Services)	1,660	73,687
Target Corp. (Retail)	4,814	236,704
TECO Energy, Inc. (Electric)	1,328	20,013
Tellabs, Inc. (Telecommunications)	2,490	15,911
Tenet Healthcare Corp.* (Healthcare-Services)	2,822	12,247
Teradata Corp.* (Computers)	1,079	32,888
Teradyne, Inc.* (Semiconductors)	1,162	11,330
Tesoro Petroleum Corp. (Oil & Gas)	913	10,655
Texas Instruments, Inc. (Semiconductors)	7,968	185,495
Textron, Inc. (Miscellaneous Manufacturing)	1,743	29,579
The AES Corp.* (Electric)	4,316	39,880
The Charles Schwab Corp. (Diversified Financial Services)	6,391	90,624
The Dow Chemical Co. (Chemicals)	7,553	179,157
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	747	41,630

See accompanying notes to the financial statements.

6 :: ProFund VP Bull :: Financial Statements

Common Stocks, continued
	Shares	Value

The Gap, Inc. (Retail)	2,905	$56,531
The Goldman Sachs Group, Inc. (Diversified Financial Services)	3,320	435,816
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	1,577	15,675
The Hershey Co. (Food)	1,079	51,716
The New York Times Co.—Class A* (Media)	747	6,462
The Travelers Cos., Inc. (Insurance)	3,237	159,422
The Williams Cos., Inc. (Pipelines)	3,818	69,793
Thermo Fisher Scientific, Inc.* (Electronics)	2,656	130,277
Tiffany & Co. (Retail)	830	31,465
Time Warner Cable, Inc. (Media)	2,324	121,034
Time Warner, Inc. (Media)	7,470	215,958
Titanium Metals Corp.* (Mining)	498	8,760
TJX Cos., Inc. (Retail)	2,656	111,419
Torchmark Corp. (Insurance)	498	24,656
Total System Services, Inc. (Software)	1,245	16,932
Tyson Foods, Inc.—Class A (Food)	1,992	32,649
U.S. Bancorp (Banks)	12,533	280,113
Union Pacific Corp. (Transportation)	3,320	230,773
United Parcel Service, Inc.—Class B (Transportation)	6,474	368,306
United States Steel Corp. (Iron/Steel)	913	35,196
United Technologies Corp. (Aerospace/Defense)	6,059	393,290
UnitedHealth Group, Inc. (Healthcare-Services)	7,470	212,148
UnumProvident Corp. (Insurance)	2,158	46,829
Urban Outfitters, Inc.* (Retail)	830	28,544
V.F. Corp. (Apparel)	498	35,448
Valero Energy Corp. (Oil & Gas)	3,652	65,663
Varian Medical Systems, Inc.* (Healthcare-Products)	747	39,053
Ventas, Inc. (REIT)	996	46,762
VeriSign, Inc.* (Internet)	1,162	30,851
Verizon Communications, Inc. (Telecommunications)	18,509	518,622
Viacom, Inc.—Class B (Media)	3,984	124,978
Visa, Inc.—Class A (Commercial Services)	2,905	205,529
Vornado Realty Trust (REIT)	996	72,658
Vulcan Materials Co. (Building Materials)	830	36,379
W.W. Grainger, Inc. (Distribution/Wholesale)	332	33,017
Wal-Mart Stores, Inc. (Retail)	13,612	654,329
Walgreen Co. (Retail)	6,391	170,640
Walt Disney Co. (Media)	12,865	405,247
Washington Post Co.—Class B (Media)	83	34,070
Waste Management, Inc. (Environmental Control)	3,154	98,689
Waters Corp.* (Electronics)	581	37,591
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	664	26,938
WellPoint, Inc.* (Healthcare-Services)	2,739	134,019
Wells Fargo & Co. (Banks)	34,196	875,418
Western Digital Corp.* (Computers)	1,494	45,059
Western Union Co. (Commercial Services)	4,399	65,589
Weyerhaeuser Co. (Forest Products & Paper)	1,328	46,746
Whirlpool Corp. (Home Furnishings)	415	36,445
Whole Foods Market, Inc.* (Food)	1,079	38,866
Windstream Corp. (Telecommunications)	3,154	33,306
Wisconsin Energy Corp. (Electric)	747	37,903
Wyndham Worldwide Corp. (Lodging)	1,162	23,403
Wynn Resorts, Ltd. (Lodging)	415	31,652
Xcel Energy, Inc. (Electric)	2,988	61,583
Xerox Corp. (Office/Business Equipment)	9,047	72,738
Xilinx, Inc. (Semiconductors)	1,743	44,028
XL Capital, Ltd.—Class A (Insurance)	2,241	35,878
Yahoo!, Inc.* (Internet)	7,719	106,754
YUM! Brands, Inc. (Retail)	3,071	119,892
Zimmer Holdings, Inc.* (Healthcare-Products)	1,328	71,778
Zions Bancorp (Banks)	996	21,484

TOTAL COMMON STOCKS (Cost $52,069,287)		60,494,598

Repurchase Agreements (25.3%)
	Principal
	Amount	Value

Bank of America, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $6,975,000 (Collateralized by $6,649,200 U.S. Treasury Notes, 3.63%, 8/15/19, market value $7,114,643)	$6,975,000	$6,975,000
Deutsche Bank, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $1,025,000 (Collateralized by $1,049,000 Federal National Mortgage Association, 0.28%‡, 1/24/11, market value $1,047,357)	1,025,000	1,025,000
HSBC, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $12,555,000 (Collateralized by $12,829,000 of various Federal Home Loan Mortgage Corp. Securities, 0.18%–1.00%, 3/9/11–1/25/12, market value $12,807,263)	12,555,000	12,555,000
UBS, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $133,000 (Collateralized by $124,000 of various U.S. Treasury Securities, 1.88%–5.25%, 6/15/12–8/1/12, market value $136,252)	133,000	133,000
UMB, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $227,000 (Collateralized by $229,500 U.S. Treasury Notes, 2.00%, 9/30/10, market value $231,677)	227,000	227,000

TOTAL REPURCHASE AGREEMENTS (Cost $20,915,000)		20,915,000

TOTAL INVESTMENT SECURITIES (Cost $72,984,287)—98.4%		81,409,598
Net other assets (liabilities)—1.6%		1,340,375

NET ASSETS—100.0%		$82,749,973

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of June 30, 2010, the aggregate amount held in a segregated account was $1,430,000.

‡	Represents the effective yield or interest rate in effect at June 30, 2010.

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini S&P 500 Futures Contract expiring 9/20/10 (Underlying notional amount at value $13,851,000)	270	$(866,382)

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500 Index	$5,249,775	$(238,832)
Equity Index Swap Agreement with UBS AG, based on the S&P 500 Index	3,643,140	(154,615)

		$(393,447)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Bull :: 7

ProFund VP Bull invested in the following industries as of June30, 2010:

		% of
	Value	Net Assets

Advertising	$90,814	0.1%
Aerospace/Defense	1,379,743	1.7%
Agriculture	674,489	0.8%
Airlines	53,484	0.1%
Apparel	300,678	0.4%
Auto Manufacturers	317,714	0.4%
Auto Parts & Equipment	133,876	0.2%
Banks	3,231,138	3.9%
Beverages	1,611,849	2.0%
Biotechnology	740,794	0.9%
Building Materials	61,385	0.1%
Chemicals	954,546	1.2%
Coal	133,999	0.2%
Commercial Services	1,257,375	1.5%
Computers	3,962,938	4.8%
Cosmetics/Personal Care	1,497,684	1.8%
Distribution/Wholesale	113,967	0.1%
Diversified Financial Services	3,368,988	4.1%
Electric	2,059,588	2.5%
Electrical Components & Equipment	229,089	0.3%
Electronics	334,936	0.4%
Energy-Alternate Sources	28,344	NM
Engineering & Construction	76,606	0.1%
Entertainment	53,409	0.1%
Environmental Control	193,038	0.2%
Food	1,301,429	1.6%
Forest Products & Paper	168,954	0.2%
Gas	112,591	0.1%
Hand/Machine Tools	63,900	0.1%
Healthcare-Products	2,118,890	2.6%
Healthcare-Services	633,021	0.8%
Holding Companies-Diversified	24,290	NM
Home Builders	48,169	0.1%
Home Furnishings	48,849	0.1%
Household Products/Wares	278,142	0.3%
Housewares	26,733	NM
Insurance	2,420,268	2.9%
Internet	1,455,182	1.8%
Iron/Steel	184,182	0.2%
Leisure Time	118,549	0.1%
Lodging	156,335	0.2%
Machinery-Construction & Mining	244,305	0.3%
Machinery-Diversified	306,568	0.4%
Media	1,814,405	2.2%
Metal Fabricate/Hardware	93,966	0.1%
Mining	451,874	0.5%
Miscellaneous Manufacturing	2,143,416	2.6%
Office/Business Equipment	101,901	0.1%
Oil & Gas	5,238,096	6.3%
Oil & Gas Services	930,870	1.1%
Packaging & Containers	119,919	0.1%
Pharmaceuticals	3,511,898	4.2%
Pipelines	254,550	0.3%
REIT	766,687	0.9%
Real Estate	23,722	NM
Retail	3,693,104	4.5%
Savings & Loans	37,589	NM
Semiconductors	1,544,256	1.9%
Software	2,595,651	3.1%
Telecommunications	3,389,432	4.1%
Textiles	19,895	NM
Toys/Games/Hobbies	83,289	0.1%
Transportation	1,109,250	1.3%
Other**	22,255,375	26.9%

Total	$82,749,973	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

8 :: ProFund VP Bull :: Financial Statements

Statement of Assets and Liabilities (unaudited) :: June 30, 2010

Assets:
Total Investment Securities, at cost	$72,984,287

Securities, at value	60,494,598
Repurchase agreements, at value	20,915,000

Total Investment Securities, at value	81,409,598
Segregated cash balances with brokers for futures contracts	1,557,900
Dividends receivable	82,446
Receivable for capital shares issued	1,489,425
Prepaid expenses	1,254

Total Assets	84,540,623

Liabilities:
Cash overdraft	15,667
Payable for capital shares redeemed	1,010,215
Unrealized loss on swap agreements	393,447
Variation margin on futures contracts	148,500
Advisory fees payable	47,457
Management services fees payable	6,328
Administration fees payable	2,952
Administrative services fees payable	39,601
Distribution fees payable	35,669
Trustee fees payable	4
Transfer agency fees payable	9,919
Fund accounting fees payable	6,406
Compliance services fees payable	512
Other accrued expenses	73,973

Total Liabilities	1,790,650

Net Assets	$82,749,973

Net Assets consist of:
Capital	$87,537,398
Accumulated net investment income (loss)	(175,686)

Accumulated net realized gains (losses) on investments	(11,777,221)

Net unrealized appreciation (depreciation) on investments	7,165,482

Net Assets	$82,749,973

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	3,839,681

Net Asset Value (offering and redemption price per share)	$21.55

Statement of Operations (unaudited) :: For the six months ended June 30, 2010

Investment Income:
Dividends	$660,277
Interest	17,179

Total Investment Income	677,456

Expenses:
Advisory fees	380,866
Management services fees	50,782
Administration fees	20,707
Transfer agency fees	30,081
Administrative services fees	156,417
Distribution fees	126,955
Custody fees	7,995
Fund accounting fees	42,015
Trustee fees	646
Compliance services fees	464
Other fees	69,731

Total Gross Expenses before reductions	886,659
Less Expenses reduced by the Advisor	(33,517)

Total Net Expenses	853,142

Net Investment Income (Loss)	(175,686)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	13,406,492
Net realized gains (losses) on futures contracts	56,037
Net realized gains (losses) on swap agreements	(543,043)
Change in net unrealized appreciation/depreciation on investments	(19,477,621)

Net Realized and Unrealized Gains (Losses) on Investments	(6,558,135)

Change in Net Assets Resulting from Operations	$(6,733,821)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Bull :: 9

Statements of Changes in Net Assets

	For the
	six months ended	For the
	June 30, 2010	year ended
	(unaudited)	December 31, 2009

From Investment Activities:
Operations:
Net investment income (loss)	$(175,686)	$135,353
Net realized gains (losses) on investments	12,919,486	5,440,534
Change in net unrealized appreciation/depreciation on investments	(19,477,621)	10,941,234

Change in net assets resulting from operations	(6,733,821)	16,517,121

Distributions to Shareholders From:
Net investment income	(135,672)	(686,731)

Change in net assets resulting from distributions	(135,672)	(686,731)

Capital Transactions:
Proceeds from shares issued	200,287,397	336,815,211
Dividends reinvested	135,672	686,731
Value of shares redeemed	(224,311,891)	(310,347,182)

Change in net assets resulting from capital transactions	(23,888,822)	27,154,760

Change in net assets	(30,758,315)	42,985,150
Net Assets:
Beginning of period	113,508,288	70,523,138

End of period	$82,749,973	$113,508,288

Accumulated net investment income (loss)	$(175,686)	$135,672

Share Transactions:
Issued	8,488,412	16,825,626
Reinvested	5,623	30,850
Redeemed	(9,507,355)	(15,728,348)

Change in shares	(1,013,320)	1,128,128

See accompanying notes to the financial statements.

10 :: ProFund VP Bull :: Financial Highlights

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the
	six months ended	For the	For the	For the	For the	For the
	June 30, 2010	year ended	year ended	year ended	year ended	year ended
	(unaudited)	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$23.39	$18.93	$30.90	$30.40	$28.27	$27.59

Investment Activities:
Net investment income (loss)(a)	(0.04)	0.03	0.16	0.19	0.11	0.06
Net realized and unrealized gains (losses) on investments	(1.77)	4.57	(11.68)	0.89	3.63	0.69

Total income (loss) from investment activities	(1.81)	4.60	(11.52)	1.08	3.74	0.75

Distributions to Shareholders From:
Net investment income	(0.03)	(0.14)	—	(0.18)	(0.08)	(0.07)
Net realized gains on investments	—	—	(0.45)	(0.40)	(1.53)	—

Total distributions	(0.03)	(0.14)	(0.45)	(0.58)	(1.61)	(0.07)

Net Asset Value, End of Period	$21.55	$23.39	$18.93	$30.90	$30.40	$28.27

Total Return	(7.76)% (b)	24.34%	(37.67)%	3.55%	13.66%	2.74%

Ratios to Average Net Assets:
Gross expenses(c)	1.75%	1.80%	1.73%	1.67%	1.70%	1.78%
Net expenses(c)	1.68%	1.67%	1.63%	1.62%	1.67%	1.78%
Net Investment income (loss)(c)	(0.35)%	0.17%	0.63%	0.60%	0.38%	0.21%

Supplemental Data:
Net assets, end of period (000’s)	$82,750	$113,508	$70,523	$163,524	$310,894	$297,546
Portfolio turnover rate(d)	69% (b)	116%	259%	175%	224%	273%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap :: 11

Investment Objective:   The ProFund VP Small-Cap seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Russell 2000 Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2010

Market Exposure
Investment Type	% of Net Assets

Equity Securities	30%
Swap Agreements	70%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Piedmont Natural Gas Co., Inc.	0.1%
ProAssurance Corp.	0.1%
Northwest Natural Gas Co.	0.1%
Montpelier Re Holdings, Ltd.	0.1%
Alterra Capital Holdings, Ltd.	0.1%

Russell 2000 Index - Composition
% of Index

Consumer Non-Cyclical	21%
Financial	21%
Industrial	15%
Consumer Cyclical	14%
Technology	10%
Communications	8%
Basic Materials	4%
Energy	4%
Utilities	3%

Schedule of Portfolio Investments (unaudited)

Common Stocks (30.0%)
	Shares	Value

3D Systems Corp.* (Computers)	50	$628
99 Cents Only Stores* (Retail)	70	1,036
A.M. Castle & Co.* (Metal Fabricate/Hardware)	50	695
AAR Corp.* (Aerospace/Defense)	80	1,339
Abaxis, Inc.* (Healthcare-Products)	60	1,286
ABIOMED, Inc.* (Healthcare-Products)	100	968
ABM Industries, Inc. (Commercial Services)	90	1,885
Acacia Research Corp.* (Media)	60	854
Accelrys, Inc.* (Software)	100	645
Acco Brands Corp.* (Household Products/Wares)	150	749
Accuray, Inc.* (Healthcare-Products)	110	729
Aceto Corp. (Chemicals)	110	630
ACI Worldwide, Inc.* (Software)	80	1,558
Acme Packet, Inc.* (Telecommunications)	70	1,882
Acorda Therapeutics, Inc.* (Biotechnology)	70	2,178
Actuant Corp.—Class A (Miscellaneous Manufacturing)	140	2,636
Acuity Brands, Inc. (Miscellaneous Manufacturing)	60	2,183
Acxiom Corp.* (Software)	130	1,910
ADC Telecommunications, Inc.* (Telecommunications)	190	1,408
Administaff, Inc. (Commercial Services)	40	966
ADTRAN, Inc. (Telecommunications)	100	2,727
Advance America Cash Advance Centers, Inc. (Commercial Services)	120	496
Advanced Analogic Technologies, Inc.* (Semiconductors)	250	798
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	70	860
Advent Software, Inc.* (Software)	40	1,878
Advisory Board Co.* (Commercial Services)	30	1,289
AFC Enterprises, Inc.* (Retail)	90	819
Affymetrix, Inc.* (Biotechnology)	140	826
Air Methods Corp.* (Healthcare-Services)	30	893
Aircastle, Ltd. (Trucking & Leasing)	120	942
AirTran Holdings, Inc.* (Airlines)	310	1,503
Alaska Air Group, Inc.* (Airlines)	50	2,247
Alaska Communications Systems Group, Inc. (Telecommunications)	130	1,104
Albany International Corp.—Class A (Machinery-Diversified)	50	810
Align Technology, Inc.* (Healthcare-Products)	110	1,636
Alkermes, Inc.* (Pharmaceuticals)	170	2,116
ALLETE, Inc. (Electric)	80	2,739
Alliance One International, Inc.* (Agriculture)	300	1,068
Allied Nevada Gold Corp.* (Mining)	100	1,968
Allos Therapeutics, Inc.* (Pharmaceuticals)	180	1,103
Almost Family, Inc.* (Healthcare-Services)	30	1,048
Alnylam Pharmaceuticals, Inc.* (Pharmaceuticals)	100	1,502
Alphatec Holdings, Inc.* (Healthcare-Products)	120	557
Alterra Capital Holdings, Ltd. (Insurance)	200	3,756
AMAG Pharmaceuticals, Inc.* (Biotechnology)	40	1,374
Ambassadors Group, Inc. (Leisure Time)	60	677
AMERCO* (Trucking & Leasing)	20	1,101
American Axle & Manufacturing Holdings, Inc.* (Auto Parts & Equipment)	130	953
American Campus Communities, Inc. (REIT)	90	2,456
American Capital Agency Corp. (REIT)	60	1,585
American Capital, Ltd.* (Investment Companies)	440	2,121
American Equity Investment Life Holding Co. (Insurance)	120	1,238
American Greetings Corp.—Class A (Household Products/Wares)	70	1,313
American Italian Pasta Co.—Class A* (Food)	40	2,115
American Medical Systems Holdings, Inc.* (Healthcare-Products)	120	2,654
American Public Education, Inc.* (Commercial Services)	30	1,311
American Reprographics Co.* (Software)	130	1,135
American States Water Co. (Water)	60	1,988
American Vanguard Corp. (Chemicals)	90	714
Amerigon, Inc.* (Auto Parts & Equipment)	110	812
AMERIGROUP Corp.* (Healthcare-Services)	80	2,598
Ameris Bancorp (Banks)	90	869
Ameron International Corp. (Miscellaneous Manufacturing)	20	1,207
Amkor Technology, Inc.* (Semiconductors)	240	1,322
AMN Healthcare Services, Inc.* (Commercial Services)	120	898
AmSurg Corp.* (Healthcare-Services)	70	1,247
AmTrust Financial Services, Inc. (Insurance)	120	1,445

See accompanying notes to the financial statements.

12 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued
	Shares	Value

ANADIGICS, Inc.* (Semiconductors)	180	$785
Analogic Corp. (Electronics)	30	1,365
Anixter International, Inc.* (Telecommunications)	50	2,130
AnnTaylor Stores Corp.* (Retail)	100	1,627
Apogee Enterprises, Inc. (Building Materials)	60	650
Apollo Investment Corp. (Investment Companies)	310	2,892
Applied Industrial Technologies, Inc. (Machinery-Diversified)	70	1,772
Applied Micro Circuits Corp.* (Semiconductors)	130	1,362
Applied Signal Technology, Inc. (Telecommunications)	70	1,375
Arbitron, Inc. (Commercial Services)	50	1,281
Arch Chemicals, Inc. (Chemicals)	50	1,537
ArcSight, Inc.* (Telecommunications)	40	896
Ardea Biosciences, Inc.* (Pharmaceuticals)	30	617
Arena Resources, Inc.* (Oil & Gas)	70	2,233
Argo Group International Holdings, Ltd. (Insurance)	70	2,141
Ariba, Inc.* (Internet)	160	2,549
Arkansas Best Corp. (Transportation)	50	1,038
ArQule, Inc.* (Biotechnology)	110	473
Array BioPharma, Inc.* (Pharmaceuticals)	190	580
Arris Group, Inc.* (Telecommunications)	210	2,140
Arrow Financial Corp. (Banks)	30	693
Art Technology Group, Inc.* (Internet)	330	1,129
Artio Global Investors, Inc. (Diversified Financial Services)	60	944
Aruba Networks, Inc.* (Telecommunications)	130	1,851
ArvinMeritor, Inc.* (Auto Parts & Equipment)	140	1,834
Ascent Media Corp.—Class A* (Entertainment)	40	1,010
Ashford Hospitality Trust* (REIT)	90	660
Assisted Living Concepts, Inc.—Class A* (Healthcare-Services)	40	1,184
Associated Estates Realty Corp. (REIT)	110	1,424
Astec Industries, Inc.* (Machinery-Construction & Mining)	40	1,109
Astoria Financial Corp. (Savings & Loans)	160	2,202
Astronics Corp.* (Aerospace/Defense)	30	491
Atlantic Tele-Network, Inc. (Environmental Control)	20	826
Atlas Air Worldwide Holdings, Inc.* (Transportation)	50	2,375
ATMI, Inc.* (Semiconductors)	110	1,610
Auxilium Pharmaceuticals, Inc.* (Healthcare-Products)	70	1,645
Aviat Networks, Inc.* (Telecommunications)	170	617
Avid Technology, Inc.* (Software)	100	1,273
Avis Budget Group, Inc.* (Commercial Services)	180	1,768
AZZ, Inc. (Miscellaneous Manufacturing)	40	1,471
B&G Foods, Inc.—Class A (Food)	170	1,833
Baldor Electric Co. (Hand/Machine Tools)	80	2,886
Banco Latinoamericano de Comercio Exterior, S.A.—Class E (Banks)	110	1,374
Bank Mutual Corp. (Banks)	120	682
Bank of the Ozarks, Inc. (Banks)	50	1,773
Barnes Group, Inc. (Miscellaneous Manufacturing)	120	1,967
Basic Energy Services, Inc.* (Oil & Gas Services)	80	616
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	70	1,261
Belden, Inc. (Electrical Components & Equipment)	100	2,200
Belo Corp.—Class A* (Media)	210	1,195
Benchmark Electronics, Inc.* (Electronics)	120	1,902
Berkshire Hills Bancorp, Inc. (Savings & Loans)	30	584
Berry Petroleum Co.—Class A (Oil & Gas)	100	2,572
BGC Partners, Inc.—Class A (Diversified Financial Services)	150	767
Big 5 Sporting Goods Corp. (Retail)	80	1,051
Bill Barrett Corp.* (Oil & Gas)	90	2,769
BioMed Realty Trust, Inc. (REIT)	200	3,218
BJ’s Restaurants, Inc.* (Retail)	50	1,180
Black Box Corp. (Telecommunications)	50	1,394
Black Hills Corp. (Electric)	70	1,993
Blackbaud, Inc. (Software)	80	1,742
Blackboard, Inc.* (Software)	60	2,240
BlackRock Kelso Capital Corp. (Investment Companies)	130	1,283
Blount International, Inc.* (Machinery-Diversified)	120	1,232
Blue Coat Systems, Inc.* (Internet)	70	1,430
Bob Evans Farms, Inc. (Retail)	80	1,970
Boise, Inc.* (Forest Products & Paper)	180	988
Boston Private Financial Holdings, Inc. (Banks)	140	900
Bowne & Co., Inc. (Commercial Services)	1	11
Brady Corp.—Class A (Electronics)	80	1,994
Bridgepoint Education, Inc.* (Commercial Services)	40	632
Briggs & Stratton Corp. (Machinery-Diversified)	90	1,532
Brigham Exploration Co.* (Oil & Gas)	200	3,076
Brightpoint, Inc.* (Distribution/Wholesale)	150	1,050
Bristow Group, Inc.* (Transportation)	60	1,764
Brown Shoe Co., Inc. (Retail)	90	1,366
Bruker Corp.* (Healthcare-Products)	110	1,338
Brunswick Corp. (Leisure Time)	140	1,740
Brush Engineered Materials, Inc.* (Mining)	50	999
Buckeye Technologies, Inc.* (Forest Products & Paper)	90	896
Buffalo Wild Wings, Inc.* (Retail)	30	1,097
Cabot Microelectronics Corp.* (Chemicals)	40	1,384
CACI International, Inc.—Class A* (Computers)	50	2,124
Cal Dive International, Inc.* (Oil & Gas Services)	200	1,170
Calamos Asset Management, Inc. (Diversified Financial Services)	80	742
Calgon Carbon Corp.* (Environmental Control)	100	1,324
California Pizza Kitchen, Inc.* (Retail)	60	909
California Water Service Group (Water)	70	2,499
Callaway Golf Co. (Leisure Time)	140	846
Cantel Medical Corp. (Healthcare-Products)	60	1,002
Capella Education Co.* (Commercial Services)	30	2,440
Capital Lease Funding, Inc. (REIT)	180	830
CARBO Ceramics, Inc. (Oil & Gas Services)	30	2,166
Cardinal Financial Corp. (Banks)	110	1,016
CardioNet, Inc.* (Healthcare-Products)	100	548
Cardtronics, Inc.* (Commercial Services)	50	648
Carrizo Oil & Gas, Inc.* (Oil & Gas)	80	1,242
Carter’s, Inc.* (Apparel)	100	2,625
Cascade Corp. (Machinery-Diversified)	20	712
Casey’s General Stores, Inc. (Retail)	80	2,792
Cash America International, Inc. (Retail)	40	1,371
Cass Information Systems, Inc. (Banks)	20	685
Cathay Bancorp, Inc. (Banks)	150	1,549
Cavium Networks, Inc.* (Semiconductors)	90	2,357
Cbeyond, Inc.* (Telecommunications)	70	875
CBL & Associates Properties, Inc. (REIT)	230	2,861
CDI Corp. (Commercial Services)	70	1,087
Celadon Group, Inc.* (Transportation)	90	1,273
Celera Corp.* (Biotechnology)	210	1,375
Centene Corp.* (Healthcare-Services)	80	1,720
Centerstate Banks, Inc. (Banks)	80	807
Central Garden & Pet Co.—Class A* (Household Products/Wares)	160	1,435
Century Aluminum Co.* (Mining)	160	1,413
Cenveo, Inc.* (Commercial Services)	130	714
Cepheid, Inc.* (Healthcare-Products)	120	1,922
Ceradyne, Inc.* (Miscellaneous Manufacturing)	60	1,282
CH Energy Group, Inc. (Electric)	40	1,570
Charming Shoppes, Inc.* (Retail)	230	863
Chart Industries, Inc.* (Machinery-Diversified)	50	779
Checkpoint Systems, Inc.* (Electronics)	60	1,042

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap :: 13

Common Stocks, continued
	Shares	Value

Cheesecake Factory, Inc.* (Retail)	100	$2,226
Chemed Corp. (Commercial Services)	50	2,732
Chemical Financial Corp. (Banks)	80	1,742
Chindex International, Inc.* (Distribution/Wholesale)	60	752
Chiquita Brands International, Inc.* (Food)	100	1,215
Christopher & Banks Corp. (Retail)	130	805
Churchill Downs, Inc. (Entertainment)	40	1,312
Cincinnati Bell, Inc.* (Telecommunications)	440	1,324
Cirrus Logic, Inc.* (Semiconductors)	100	1,581
CKE Restaurants, Inc. (Retail)	70	877
CKX, Inc.* (Media)	120	599
Clarcor, Inc. (Miscellaneous Manufacturing)	80	2,842
Clayton Williams Energy, Inc.* (Oil & Gas)	30	1,264
Clean Harbors, Inc.* (Environmental Control)	30	1,992
Clearwater Paper Corp.* (Forest Products & Paper)	20	1,095
Cloud Peak Energy, Inc.* (Coal)	120	1,591
CNO Financial Group, Inc.* (Insurance)	390	1,930
Coeur d’Alene Mines Corp.* (Mining)	141	2,225
Cogdell Spencer, Inc. (REIT)	140	946
Cogent Communications Group, Inc.* (Internet)	180	1,364
Cogent, Inc.* (Electronics)	140	1,261
Cognex Corp. (Machinery-Diversified)	100	1,758
Coherent, Inc.* (Electronics)	30	1,029
Coinstar, Inc.* (Commercial Services)	30	1,289
Collective Brands, Inc.* (Retail)	120	1,896
Colonial Properties Trust (REIT)	140	2,034
Colony Financial, Inc. (REIT)	80	1,352
Columbia Banking System, Inc. (Banks)	80	1,461
Columbus McKinnon Corp. NY* (Machinery-Diversified)	80	1,118
Community Bank System, Inc. (Banks)	110	2,423
Community Trust Bancorp, Inc. (Banks)	30	753
Commvault Systems, Inc.* (Software)	90	2,025
Compass Diversified Holdings (Holding
Companies-Diversified)	110	1,475
Compellent Technologies, Inc.* (Computers)	60	727
Complete Production Services, Inc.* (Oil & Gas Services)	150	2,145
Computer Programs & Systems, Inc. (Software)	20	818
comScore, Inc.* (Internet)	60	988
Comtech Telecommunications Corp.* (Telecommunications)	50	1,496
Conceptus, Inc.* (Healthcare-Products)	70	1,091
Concur Technologies, Inc.* (Software)	70	2,988
CONMED Corp.* (Healthcare-Products)	70	1,304
Consolidated Graphics, Inc.* (Commercial Services)	20	865
Contango Oil & Gas Co.* (Oil & Gas)	20	895
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	110	2,145
Core-Mark Holding Co., Inc.* (Distribution/Wholesale)	50	1,370
Cornell Companies, Inc.* (Commercial Services)	30	806
CoStar Group, Inc.* (Commercial Services)	40	1,552
Cousins Properties, Inc. (REIT)	1	7
CRA International, Inc.* (Commercial Services)	50	942
Cracker Barrel Old Country Store, Inc. (Retail)	30	1,397
CreXus Investment Corp. (REIT)	90	1,119
Crocs, Inc.* (Apparel)	150	1,587
Cross Country Healthcare, Inc.* (Commercial Services)	80	719
Crosstex Energy, Inc.* (Oil & Gas)	130	833
CryoLife, Inc.* (Biotechnology)	130	701
CSG Systems International, Inc.* (Software)	100	1,833
Cubic Corp. (Electronics)	40	1,455
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	150	3,090
Curtiss-Wright Corp. (Aerospace/Defense)	80	2,323
CVR Energy, Inc.* (Oil & Gas)	120	902
Cyberonics, Inc.* (Healthcare-Products)	60	1,421
CyberSource Corp.* (Internet)	100	2,553
Cymer, Inc.* (Electronics)	80	2,403
Daktronics, Inc. (Electronics)	120	900
Dana Holding Corp.* (Auto Parts & Equipment)	270	2,700
Danvers Bancorp, Inc. (Savings & Loans)	70	1,012
Darling International, Inc.* (Environmental Control)	230	1,727
DCT Industrial Trust, Inc. (REIT)	450	2,034
DealerTrack Holdings, Inc.* (Internet)	70	1,152
Deckers Outdoor Corp.* (Apparel)	20	2,857
Delphi Financial Group, Inc.—Class A (Insurance)	90	2,197
Deltic Timber Corp. (Forest Products & Paper)	30	1,254
Deluxe Corp. (Commercial Services)	80	1,500
Denny’s Corp.* (Retail)	280	728
Dexcom, Inc.* (Healthcare-Products)	120	1,387
DG Fastchannel, Inc.* (Media)	40	1,303
DHT Maritime, Inc. (Transportation)	150	578
Diamond Foods, Inc. (Food)	40	1,644
Diamond Management & Technology Consultants, Inc. (Commercial Services)	90	928
DiamondRock Hospitality Co. (REIT)	260	2,137
Digi International, Inc.* (Software)	80	662
Digital River, Inc.* (Internet)	80	1,913
DigitalGlobe, Inc.* (Telecommunications)	50	1,315
Dillards, Inc.—Class A (Retail)	80	1,720
Dime Community Bancshares, Inc. (Savings & Loans)	90	1,110
DineEquity, Inc.* (Retail)	20	558
Dionex Corp.* (Electronics)	30	2,234
DivX, Inc.* (Software)	70	536
Dollar Financial Corp.* (Commercial Services)	60	1,187
Dollar Thrifty Automotive Group, Inc.* (Commercial Services)	50	2,130
Domino’s Pizza, Inc.* (Retail)	100	1,130
Dress Barn, Inc.* (Retail)	110	2,619
Drill-Quip, Inc.* (Oil & Gas Services)	60	2,641
drugstore.com, Inc.* (Internet)	250	770
DSW, Inc.—Class A* (Retail)	30	674
DTS, Inc.* (Home Furnishings)	30	986
Duff & Phelps Corp.—Class A (Diversified Financial Services)	90	1,137
DuPont Fabros Technology, Inc. (REIT)	70	1,719
Durect Corp.* (Pharmaceuticals)	210	510
Dyax Corp.* (Pharmaceuticals)	360	817
Dycom Industries, Inc.* (Engineering & Construction)	120	1,026
E.W. Scripps Co.* (Media)	100	745
EarthLink, Inc. (Internet)	260	2,070
Eastman Kodak Co.* (Miscellaneous Manufacturing)	380	1,649
Eclipsys Corp.* (Software)	90	1,606
Education Realty Trust, Inc. (REIT)	210	1,266
Electro Rent Corp. (Commercial Services)	50	640
Electro Scientific Industries, Inc.* (Electronics)	80	1,069
Employers Holdings, Inc. (Insurance)	110	1,620
EMS Technologies, Inc.* (Telecommunications)	70	1,051
Emulex Corp.* (Semiconductors)	150	1,377
Encore Capital Group, Inc.* (Diversified Financial Services)	40	824
Encore Wire Corp. (Electrical Components & Equipment)	70	1,273
EnerSys* (Electrical Components & Equipment)	80	1,710
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	60	1,689
Entegris, Inc.* (Semiconductors)	220	873
Entertainment Properties Trust (REIT)	70	2,665
Entropic Communications, Inc.* (Semiconductors)	110	697
Enzo Biochem, Inc.* (Biotechnology)	130	529
Epoch Holding Corp. (Diversified Financial Services)	40	491

See accompanying notes to the financial statements.

14 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued
	Shares	Value

Equity Lifestyle Properties, Inc. (REIT)	50	$2,411
Equity One, Inc. (REIT)	130	2,028
eResearchTechnology, Inc.* (Internet)	130	1,024
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	50	1,287
Esterline Technologies Corp.* (Aerospace/Defense)	40	1,898
Ethan Allen Interiors, Inc. (Home Furnishings)	40	560
Euronet Worldwide, Inc.* (Commercial Services)	100	1,279
ev3, Inc.* (Healthcare-Products)	120	2,689
Evercore Partners, Inc.—Class A (Diversified Financial Services)	40	934
Exelixis, Inc.* (Biotechnology)	230	798
Extra Space Storage, Inc. (REIT)	130	1,807
EZCORP, Inc.—Class A* (Retail)	90	1,669
F.N.B. Corp. (Banks)	280	2,248
Fair Isaac Corp. (Software)	80	1,743
FARO Technologies, Inc.* (Electronics)	50	936
FBR Capital Markets Corp.* (Diversified Financial Services)	170	566
Federal Signal Corp. (Miscellaneous Manufacturing)	150	906
FEI Co.* (Electronics)	90	1,774
FelCor Lodging Trust, Inc.* (REIT)	130	649
Ferro Corp.* (Chemicals)	170	1,253
First Cash Financial Services, Inc.* (Retail)	80	1,744
First Commonwealth Financial Corp. (Banks)	220	1,155
First Community Bancshares, Inc. (Banks)	40	588
First Financial Bancorp (Banks)	120	1,794
First Financial Corp. (Banks)	30	774
First Merchants Corp. (Banks)	80	678
First Midwest Bancorp, Inc. (Banks)	150	1,824
First Potomac Realty Trust (REIT)	110	1,581
FirstMerit Corp. (Banks)	190	3,255
Flow International Corp.* (Machinery-Diversified)	140	330
Flushing Financial Corp. (Savings & Loans)	90	1,101
Force Protection, Inc.* (Auto Manufacturers)	190	779
Forestar Group, Inc.* (Real Estate)	90	1,616
FormFactor, Inc.* (Semiconductors)	100	1,080
Forward Air Corp. (Transportation)	70	1,907
FPIC Insurance Group, Inc.* (Insurance)	30	770
Franklin Electric Co., Inc. (Hand/Machine Tools)	50	1,441
Franklin Street Properties Corp. (REIT)	140	1,653
Fred’s, Inc. (Retail)	120	1,327
Fuller (H.B.) Co. (Chemicals)	110	2,089
FX Energy, Inc.* (Oil & Gas)	100	362
G & K Services, Inc. (Textiles)	70	1,445
G-III Apparel Group, Ltd.* (Apparel)	30	687
GAMCO Investors, Inc.—Class A (Diversified Financial Services)	30	1,116
Gaylord Entertainment Co.* (Lodging)	60	1,325
GenCorp, Inc.* (Aerospace/Defense)	150	657
General Communication, Inc.—Class A* (Telecommunications)	150	1,139
Genesco, Inc.* (Retail)	40	1,052
Genesee & Wyoming, Inc.—Class A* (Transportation)	50	1,865
Gentiva Health Services, Inc.* (Healthcare-Services)	40	1,080
GeoEye, Inc.* (Telecommunications)	40	1,246
GFI Group, Inc. (Diversified Financial Services)	140	781
Gibraltar Industries, Inc.* (Iron/Steel)	70	707
Glacier Bancorp, Inc. (Banks)	160	2,347
Gladstone Capital Corp. (Investment Companies)	70	757
Glatfelter (Forest Products & Paper)	110	1,194
Glimcher Realty Trust (REIT)	140	837
Global Cash Access Holdings, Inc.* (Commercial Services)	160	1,154
Global Industries, Ltd.* (Oil & Gas Services)	270	1,212
Golar LNG, Ltd. (Transportation)	110	1,086
GrafTech International, Ltd.* (Electrical Components & Equipment)	190	2,778
Grand Canyon Education, Inc.* (Commercial Services)	50	1,172
Granite Construction, Inc. (Engineering & Construction)	50	1,179
Graphic Packaging Holding Co.* (Packaging & Containers)	280	882
Great Lakes Dredge & Dock Co. (Commercial Services)	110	660
Green Plains Renewable Energy, Inc.* (Energy-Alternate Sources)	50	511
Greenlight Capital Re, Ltd.—Class A* (Insurance)	80	2,015
Griffon Corp.* (Miscellaneous Manufacturing)	90	995
Group 1 Automotive, Inc.* (Retail)	50	1,177
GSI Commerce, Inc.* (Internet)	90	2,592
GulfMark Offshore, Inc.—Class A* (Transportation)	40	1,048
Gulfport Energy Corp.* (Oil & Gas)	60	712
Haemonetics Corp.* (Healthcare-Products)	40	2,141
Halozyme Therapeutics, Inc.* (Biotechnology)	160	1,126
Harmonic, Inc.* (Telecommunications)	220	1,197
Harte-Hanks, Inc. (Advertising)	110	1,150
Hatteras Financial Corp. (REIT)	40	1,113
Hawaiian Holdings, Inc.* (Airlines)	120	620
Hawk Corp.—Class A* (Metal Fabricate/Hardware)	20	509
Haynes International, Inc. (Metal Fabricate/Hardware)	40	1,233
Headwaters, Inc.* (Energy-Alternate Sources)	260	738
Healthcare Realty Trust, Inc. (REIT)	140	3,076
Healthcare Services Group, Inc. (Commercial Services)	130	2,463
HEALTHSOUTH Corp.* (Healthcare-Services)	140	2,619
HealthSpring, Inc.* (Healthcare-Services)	120	1,861
Healthways, Inc.* (Healthcare-Services)	90	1,073
Heartland Express, Inc. (Transportation)	110	1,597
Heartland Payment Systems, Inc. (Commercial Services)	70	1,039
HeartWare International, Inc.* (Healthcare-Products)	10	701
Heckmann Corp.* (Beverages)	200	928
Hecla Mining Co.* (Mining)	350	1,827
Heidrick & Struggles International, Inc. (Commercial Services)	50	1,141
Helen of Troy, Ltd.* (Household Products/Wares)	50	1,103
Hercules Offshore, Inc.* (Oil & Gas Services)	280	680
Hercules Technology Growth Capital, Inc. (Investment Companies)	140	1,289
Herman Miller, Inc. (Office Furnishings)	90	1,698
Hersha Hospitality Trust (REIT)	240	1,085
Hexcel Corp.* (Aerospace/Defense Equipment)	160	2,482
Hi-Tech Pharmacal Co., Inc.* (Pharmaceuticals)	30	687
Hibbett Sports, Inc.* (Retail)	100	2,396
Highwoods Properties, Inc. (REIT)	100	2,776
Hittite Microwave Corp.* (Semiconductors)	30	1,342
HMS Holdings Corp.* (Commercial Services)	30	1,627
HNI Corp. (Office Furnishings)	80	2,207
Home Bancshares, Inc. (Banks)	60	1,369
Home Federal Bancorp, Inc. (Savings & Loans)	50	632
Home Properties, Inc. (REIT)	80	3,606
Horizon Lines, Inc.—Class A (Transportation)	140	592
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	50	730
Horsehead Holding Corp.* (Mining)	150	1,134
Hot Topic, Inc. (Retail)	110	559
HSN, Inc.* (Retail)	80	1,920
Hub Group, Inc.—Class A* (Transportation)	70	2,101
See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap :: 15

Common Stocks, continued
	Shares	Value

Huron Consulting Group, Inc.* (Commercial Services)	60	$1,165
IBERIABANK Corp. (Banks)	40	2,059
Iconix Brand Group, Inc.* (Apparel)	130	1,868
ICU Medical, Inc.* (Healthcare-Products)	50	1,608
IDACORP, Inc. (Electric)	90	2,994
Idenix Pharmaceuticals, Inc.* (Pharmaceuticals)	100	500
II-VI, Inc.* (Electronics)	60	1,778
Imation Corp.* (Computers)	120	1,103
Immersion Corp.* (Computers)	80	405
Immucor, Inc.* (Healthcare-Products)	110	2,095
ImmunoGen, Inc.* (Biotechnology)	150	1,390
Impax Laboratories, Inc.* (Pharmaceuticals)	110	2,097
Incyte, Corp.* (Biotechnology)	170	1,882
Independent Bank Corp./MA (Banks)	60	1,481
Infinera Corp.* (Telecommunications)	180	1,157
Inland Real Estate Corp. (REIT)	240	1,901
Innophos Holdings, Inc. (Chemicals)	50	1,304
Insight Enterprises, Inc.* (Retail)	140	1,842
Insituform Technologies, Inc.—Class A* (Engineering & Construction)	70	1,434
Inspire Pharmaceuticals, Inc.* (Pharmaceuticals)	130	649
Insteel Industries, Inc. (Miscellaneous Manufacturing)	70	813
Insulet Corp.* (Healthcare-Products)	100	1,505
Integral Systems, Inc.* (Computers)	80	508
Interactive Intelligence, Inc.* (Software)	60	986
InterDigital, Inc.* (Telecommunications)	90	2,222
Interface, Inc.—Class A (Office Furnishings)	90	967
Intermec, Inc.* (Machinery-Diversified)	110	1,128
InterMune, Inc.* (Biotechnology)	70	655
Internap Network Services Corp.* (Internet)	180	751
International Bancshares Corp. (Banks)	110	1,836
International Coal Group, Inc.* (Coal)	360	1,386
Internet Brands, Inc.—Class A* (Internet)	80	826
Internet Capital Group, Inc.* (Internet)	110	836
Intevac, Inc.* (Machinery-Diversified)	70	747
Invacare Corp. (Healthcare-Products)	70	1,452
inVentiv Health, Inc.* (Advertising)	50	1,280
Invesco Mortgage Capital, Inc. (REIT)	80	1,601
Investors Real Estate Trust (REIT)	280	2,472
ION Geophysical Corp.* (Oil & Gas Services)	260	905
IPC The Hospitalist Co.* (Healthcare-Services)	30	753
IPG Photonics Corp.* (Telecommunications)	60	914
iRobot Corp.* (Machinery-Diversified)	40	752
Ironwood Pharmaceuticals, Inc.* (Pharmaceuticals)	50	596
Isilon Systems, Inc.* (Computers)	60	770
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	180	1,723
Ixia* (Telecommunications)	100	859
J & J Snack Foods Corp. (Food)	30	1,263
j2 Global Communications, Inc.* (Internet)	100	2,184
Jack Henry & Associates, Inc. (Computers)	110	2,627
Jack in the Box, Inc.* (Retail)	90	1,750
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	130	1,869
James River Coal Co.* (Coal)	80	1,274
JDA Software Group, Inc.* (Software)	80	1,758
JetBlue Airways Corp.* (Airlines)	390	2,141
Jo-Ann Stores, Inc.* (Retail)	50	1,875
John Bean Technologies Corp. (Miscellaneous Manufacturing)	110	1,677
Jones Apparel Group, Inc. (Apparel)	110	1,743
Jos. A. Bank Clothiers, Inc.* (Retail)	40	2,160
Journal Communications, Inc.—Class A* (Media)	150	596
K-Swiss, Inc.—Class A* (Apparel)	50	562
Kadant, Inc.* (Machinery-Diversified)	40	697
Kaiser Aluminum Corp. (Mining)	60	2,080
Kaman Corp. (Aerospace/Defense)	40	885
Kaydon Corp. (Metal Fabricate/Hardware)	60	1,972
KBW, Inc.* (Diversified Financial Services)	70	1,501
Kelly Services, Inc.—Class A* (Commercial Services)	60	892
Kenexa Corp.* (Commercial Services)	60	720
Key Energy Services, Inc.* (Oil & Gas Services)	230	2,111
Kilroy Realty Corp. (REIT)	100	2,973
Kindred Healthcare, Inc.* (Healthcare-Services)	80	1,027
Knight Capital Group, Inc.—Class A* (Diversified Financial Services)	160	2,206
Knight Transportation, Inc. (Transportation)	100	2,024
Knightsbridge Tankers, Ltd. (Transportation)	60	1,055
Knoll, Inc. (Office Furnishings)	110	1,462
Knology, Inc.* (Telecommunications)	100	1,093
Kopin Corp.* (Semiconductors)	250	848
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	40	899
Korn/Ferry International* (Commercial Services)	80	1,112
Krispy Kreme Doughnuts, Inc.* (Retail)	160	539
Kulicke & Soffa Industries, Inc.* (Semiconductors)	140	983
KVH Industries, Inc.* (Telecommunications)	50	621
L-1 Identity Solutions, Inc.* (Electronics)	160	1,310
La-Z-Boy, Inc.* (Home Furnishings)	90	669
LaBranche & Co., Inc.* (Diversified Financial Services)	130	556
Laclede Group, Inc. (Gas)	70	2,319
Ladish Co., Inc.* (Metal Fabricate/Hardware)	40	909
Lakeland Financial Corp. (Banks)	40	799
Lance, Inc. (Food)	60	989
Landauer, Inc. (Commercial Services)	30	1,826
LaSalle Hotel Properties (REIT)	100	2,057
Lattice Semiconductor Corp.* (Semiconductors)	190	825
Lawson Software, Inc.* (Software)	250	1,825
Layne Christensen Co.* (Engineering & Construction)	30	728
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	510	653
Lexington Realty Trust (REIT)	240	1,442
LHC Group, Inc.* (Healthcare-Services)	40	1,110
Life Time Fitness, Inc.* (Leisure Time)	60	1,907
Limelight Networks, Inc.* (Internet)	190	834
Lin TV Corp.—Class A* (Media)	120	649
Lionbridge Technologies, Inc.* (Internet)	100	457
Liquidity Services, Inc.* (Internet)	80	1,037
Littelfuse, Inc.* (Electrical Components & Equipment)	40	1,264
Live Nation, Inc.* (Commercial Services)	230	2,403
LivePerson, Inc.* (Computers)	120	823
Liz Claiborne, Inc.* (Apparel)	240	1,013
LogMeIn, Inc.* (Telecommunications)	20	525
Loral Space & Communications, Inc.* (Telecommunications)	30	1,282
Louisiana-Pacific Corp.* (Forest Products & Paper)	230	1,539
LSB Industries, Inc.* (Miscellaneous Manufacturing)	60	799
LTC Properties, Inc. (REIT)	80	1,942
Lufkin Industries, Inc. (Oil & Gas Services)	50	1,949
Lumber Liquidators Holdings, Inc.* (Retail)	40	933
Luminex Corp.* (Healthcare-Products)	90	1,460
M/I Schottenstein Homes, Inc.* (Home Builders)	70	675
Magellan Health Services, Inc.* (Healthcare-Services)	60	2,179
Maidenform Brands, Inc.* (Apparel)	70	1,425
Manhattan Associates, Inc.* (Computers)	50	1,377
ManTech International Corp.—Class A* (Software)	30	1,277
Marcus Corp. (Lodging)	80	757
Martek Biosciences Corp.* (Biotechnology)	60	1,423
Masimo Corp. (Healthcare-Products)	90	2,143
MasTec, Inc.* (Telecommunications)	150	1,410
MB Financial, Inc. (Banks)	110	2,023
McCormick & Schmick’s Seafood Restaurants, Inc.* (Retail)	80	597
MCG Capital Corp. (Investment Companies)	270	1,304

See accompanying notes to the financial statements.

16 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued
	Shares	Value

McGrath Rentcorp (Commercial Services)	60	$1,367
McMoRan Exploration Co.* (Oil & Gas)	150	1,666
Measurement Specialties, Inc.* (Electronics)	40	548
MedAssets, Inc.* (Software)	70	1,616
Mediacom Communications Corp.—Class A* (Media)	90	605
Medical Action Industries, Inc.* (Healthcare-Products)	90	1,079
Medical Properties Trust, Inc. (REIT)	230	2,171
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	130	2,844
Mentor Graphics Corp.* (Computers)	220	1,947
Mercury Computer Systems, Inc.* (Computers)	70	821
Merge Healthcare, Inc.* (Healthcare-Products)	210	615
Meridian Bioscience, Inc. (Healthcare-Products)	80	1,360
Merit Medical Systems, Inc.* (Healthcare-Products)	80	1,286
Meritage Homes Corp.* (Home Builders)	70	1,140
Metabolix, Inc.* (Miscellaneous Manufacturing)	40	572
Metalico, Inc.* (Environmental Control)	170	677
Methode Electronics, Inc. (Electronics)	60	584
MF Global Holdings, Ltd.* (Diversified Financial Services)	170	971
MFA Financial, Inc. (REIT)	400	2,960
MGIC Investment Corp.* (Insurance)	320	2,205
Michael Baker Corp.* (Engineering & Construction)	30	1,047
Micrel, Inc. (Semiconductors)	130	1,323
Microsemi Corp.* (Semiconductors)	190	2,780
MicroStrategy, Inc.—Class A* (Software)	20	1,502
Mid-America Apartment Communities, Inc. (REIT)	40	2,059
Middlesex Water Co. (Water)	90	1,426
Mine Safety Appliances Co. (Environmental Control)	80	1,982
Minerals Technologies, Inc. (Chemicals)	30	1,426
MKS Instruments, Inc.* (Semiconductors)	80	1,498
Mobile Mini, Inc.* (Storage/Warehousing)	70	1,140
Modine Manufacturing Co.* (Auto Parts & Equipment)	90	691
Molina Healthcare, Inc.* (Healthcare-Services)	30	864
Momenta Pharmaceuticals, Inc.* (Biotechnology)	90	1,103
Monarch Casino & Resort, Inc.* (Lodging)	40	405
Monolithic Power Systems, Inc.* (Semiconductors)	70	1,250
Monro Muffler Brake, Inc. (Commercial Services)	40	1,581
Montpelier Re Holdings, Ltd. (Insurance)	260	3,882
Moog, Inc.—Class A* (Aerospace/Defense)	80	2,578
Move, Inc.* (Internet)	350	718
MTS Systems Corp. (Computers)	70	2,030
Mueller Industries, Inc. (Metal Fabricate/Hardware)	90	2,214
Mueller Water Products, Inc.—Class A (Metal Fabricate/Hardware)	240	890
Multi-Color Corp. (Commercial Services)	60	614
Multimedia Games, Inc.* (Leisure Time)	100	450
MVC Capital, Inc. (Investment Companies)	90	1,163
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	20	1,005
Myers Industries, Inc. (Miscellaneous Manufacturing)	150	1,213
MYR Group, Inc.* (Engineering & Construction)	50	835
Nabi Biopharmaceuticals* (Pharmaceuticals)	250	1,360
NACCO Industries, Inc.—Class A (Machinery-Diversified)	10	888
Nara Bancorp, Inc.* (Banks)	80	674
Nash Finch Co. (Food)	50	1,708
National Beverage Corp. (Beverages)	50	614
National CineMedia, Inc. (Entertainment)	70	1,166
National Financial Partners* (Diversified Financial Services)	90	879
National Health Investors, Inc. (REIT)	50	1,928
National Penn Bancshares, Inc. (Banks)	280	1,683
Natus Medical, Inc.* (Healthcare-Products)	90	1,466
Navigant Consulting Co.* (Commercial Services)	120	1,246
NBT Bancorp, Inc. (Banks)	80	1,634
NCI Building Systems, Inc.* (Building Materials)	60	502
Nektar Therapeutics* (Biotechnology)	170	2,057
Neogen Corp.* (Pharmaceuticals)	80	2,084
Netezza Corp.* (Computers)	100	1,368
NETGEAR, Inc.* (Telecommunications)	70	1,249
Netlogic Microsystems, Inc.* (Semiconductors)	100	2,720
Neurocrine Biosciences, Inc.* (Pharmaceuticals)	90	504
Neutral Tandem, Inc.* (Telecommunications)	80	900
New Jersey Resources Corp. (Gas)	90	3,168
NewAlliance Bancshares, Inc. (Savings & Loans)	190	2,130
NewMarket Corp. (Chemicals)	20	1,746
Newpark Resources, Inc.* (Oil & Gas Services)	160	968
Newport Corp.* (Electronics)	90	815
NGP Capital Resources Co. (Investment Companies)	60	430
Nicor, Inc. (Gas)	90	3,645
Nolan Co.* (Media)	60	667
Nordson Corp. (Machinery-Diversified)	50	2,804
Northern Oil & Gas, Inc.* (Oil & Gas)	100	1,284
Northwest Bancshares, Inc. (Savings & Loans)	220	2,523
Northwest Natural Gas Co. (Gas)	90	3,921
NorthWestern Corp. (Electric)	110	2,882
Novatel Wireless, Inc.* (Telecommunications)	150	861
NPS Pharmaceuticals, Inc.* (Biotechnology)	140	902
NTELOS Holdings Corp. (Telecommunications)	70	1,204
Nu Skin Enterprises, Inc. (Retail)	80	1,994
Nutraceutical International Corp.* (Pharmaceuticals)	40	610
NuVasive, Inc.* (Healthcare-Products)	50	1,773
NxStage Medical, Inc.* (Healthcare-Products)	60	890
Obagi Medical Products, Inc.* (Pharmaceuticals)	70	827
Ocwen Financial Corp.* (Diversified Financial Services)	140	1,427
Odyssey Healthcare, Inc.* (Healthcare-Services)	50	1,336
OfficeMax, Inc.* (Retail)	140	1,828
Old Dominion Freight Line, Inc.* (Transportation)	50	1,757
Old National Bancorp (Banks)	230	2,383
Olin Corp. (Chemicals)	150	2,713
Olympic Steel, Inc. (Iron/Steel)	40	919
OM Group, Inc.* (Chemicals)	70	1,670
OmniVision Technologies, Inc.* (Semiconductors)	90	1,930
Omnova Solutions, Inc.* (Chemicals)	140	1,093
On Assignment, Inc.* (Commercial Services)	90	453
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	120	2,591
Openwave Systems, Inc.* (Internet)	300	609
OPNET Technologies, Inc. (Software)	60	881
Oppenheimer Holdings, Inc.—Class A (Diversified Financial Services)	40	958
OraSure Technologies, Inc.* (Healthcare-Products)	140	648
Orbital Sciences Corp.* (Aerospace/Defense)	150	2,365
Orient-Express Hotels, Ltd.—Class A* (Lodging)	160	1,184
Oriental Financial Group, Inc. (Banks)	80	1,013
Orion Marine Group, Inc.* (Engineering & Construction)	80	1,136
Oritani Financial Corp. (Savings & Loans)	150	1,500
OSI Systems, Inc.* (Electronics)	30	833
Otter Tail Corp. (Electric)	100	1,933
Owens & Minor, Inc. (Distribution/Wholesale)	100	2,838
Oxford Industries, Inc. (Apparel)	30	628
P.F. Chang’s China Bistro, Inc. (Retail)	40	1,586
Pacer International, Inc.* (Transportation)	80	559
Pacific Sunwear of California, Inc.* (Retail)	160	512
PacWest Bancorp (Banks)	100	1,831
PAETEC Holding Corp.* (Telecommunications)	270	921
Pain Therapeutics, Inc.* (Pharmaceuticals)	80	445

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap :: 17

Common Stocks, continued
	Shares	Value

Palm, Inc.* (Computers)	250	$1,422
Palomar Medical Technologies, Inc.* (Healthcare-Products)	70	783
Panhandle Oil & Gas, Inc.—Class A (Oil & Gas)	20	529
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	70	1,817
Parametric Technology Corp.* (Software)	190	2,977
PAREXEL International Corp.* (Commercial Services)	110	2,385
Parker Drilling Co.* (Oil & Gas)	310	1,224
Parkway Properties, Inc. (REIT)	80	1,166
Patriot Coal Corp.* (Coal)	140	1,645
PDL BioPharma, Inc. (Biotechnology)	320	1,798
Pebblebrook Hotel Trust* (REIT)	50	943
Pegasystems, Inc. (Software)	30	963
Penn Virginia Corp. (Oil & Gas)	110	2,212
Perficient, Inc.* (Internet)	90	802
Pericom Semiconductor Corp.* (Semiconductors)	100	960
Petroleum Development* (Oil & Gas)	50	1,281
PetroQuest Energy, Inc.* (Oil & Gas)	160	1,082
Pharmasset, Inc.* (Pharmaceuticals)	50	1,367
PharMerica Corp.* (Pharmaceuticals)	110	1,613
Phase Forward, Inc.* (Software)	60	1,001
PHH Corp.* (Commercial Services)	100	1,904
PHI, Inc.* (Transportation)	50	705
Photronics, Inc.* (Semiconductors)	210	949
PICO Holdings, Inc.* (Water)	60	1,798
Piedmont Natural Gas Co., Inc. (Gas)	160	4,048
Pier 1 Imports, Inc.* (Retail)	180	1,154
Pinnacle Entertainment, Inc.* (Entertainment)	110	1,041
Pinnacle Financial Partners, Inc.* (Banks)	90	1,157
Pioneer Drilling Co.* (Oil & Gas)	100	567
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	30	967
Plantronics, Inc. (Telecommunications)	90	2,574
Platinum Underwriters Holdings, Ltd. (Insurance)	70	2,540
Playboy Enterprises, Inc.—Class B* (Media)	120	504
Plexus Corp.* (Electronics)	70	1,872
PMA Capital Corp.—Class A* (Insurance)	120	786
PMFG, Inc.* (Miscellaneous Manufacturing)	20	303
PMI Group, Inc.* (Insurance)	240	694
PNM Resources, Inc. (Electric)	210	2,348
Polaris Industries, Inc. (Leisure Time)	50	2,731
PolyOne Corp.* (Chemicals)	130	1,095
Polypore International, Inc.* (Miscellaneous Manufacturing)	40	910
Pool Corp. (Distribution/Wholesale)	60	1,315
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	20	1,336
Post Properties, Inc. (REIT)	100	2,273
Potlatch Corp. (Forest Products & Paper)	70	2,501
Power Integrations, Inc. (Semiconductors)	50	1,610
Power-One, Inc.* (Electrical Components & Equipment)	50	338
PowerSecure International, Inc.* (Electrical Components & Equipment)	70	636
Premiere Global Services, Inc.* (Telecommunications)	190	1,205
PriceSmart, Inc. (Retail)	60	1,394
PrivateBancorp, Inc. (Banks)	90	997
ProAssurance Corp.* (Insurance)	70	3,973
Progenics Pharmaceuticals, Inc.* (Pharmaceuticals)	130	712
Prospect Capital Corp. (Investment Companies)	120	1,158
Prosperity Bancshares, Inc. (Banks)	80	2,780
Provident Financial Services, Inc. (Savings & Loans)	160	1,870
Provident New York Bancorp (Savings & Loans)	90	797
PS Business Parks, Inc. (REIT)	40	2,231
PSS World Medical, Inc.* (Healthcare-Products)	100	2,115
Psychiatric Solutions, Inc.* (Healthcare-Services)	80	2,618
Quaker Chemical Corp. (Chemicals)	30	813
Quanex Building Products Corp. (Building Materials)	60	1,037
Quantum Corp.* (Computers)	660	1,241
Quest Software, Inc.* (Software)	110	1,984
Questcor Pharmaceuticals, Inc.* (Pharmaceuticals)	90	919
Quidel Corp.* (Healthcare-Products)	80	1,015
Quiksilver, Inc.* (Apparel)	220	814
Rackspace Hosting, Inc.* (Internet)	150	2,751
Radian Group, Inc. (Insurance)	210	1,520
Radiant Systems, Inc.* (Computers)	80	1,157
Ramco-Gershenson Properties Trust (REIT)	100	1,010
Raven Industries, Inc. (Miscellaneous Manufacturing)	30	1,011
RBC Bearings, Inc.* (Metal Fabricate/Hardware)	50	1,449
RCN Corp.* (Telecommunications)	70	1,037
RealNetworks, Inc.* (Internet)	200	660
Red Robin Gourmet Burgers, Inc.* (Retail)	40	686
Redwood Trust, Inc. (REIT)	160	2,342
Regis Corp. (Retail)	130	2,024
RehabCare Group, Inc.* (Healthcare-Services)	50	1,089
Rent-A-Center, Inc.* (Commercial Services)	90	1,823
Res-Care, Inc.* (Healthcare-Services)	70	676
Resources Connection, Inc.* (Commercial Services)	100	1,360
Retail Ventures, Inc.* (Retail)	100	782
REX American Resources Corp.* (Energy-Alternate Sources)	30	480
Rex Energy Corp.* (Oil & Gas)	80	808
RF Micro Devices, Inc.* (Telecommunications)	460	1,799
Rigel Pharmaceuticals, Inc.* (Healthcare-Products)	140	1,008
RightNow Technologies, Inc.* (Software)	50	785
Riverbed Technology, Inc.* (Computers)	100	2,762
RLI Corp. (Insurance)	70	3,676
Rock-Tenn Co.—Class A (Forest Products & Paper)	50	2,483
Rockwood Holdings, Inc.* (Chemicals)	80	1,815
Rofin-Sinar Technologies, Inc.* (Electronics)	50	1,041
Rogers Corp.* (Electronics)	50	1,388
Rosetta Resources, Inc.* (Oil & Gas)	100	1,981
RPC, Inc. (Oil & Gas Services)	90	1,228
RSC Holdings, Inc.* (Commercial Services)	180	1,111
RTI Biologics, Inc.* (Healthcare-Products)	200	586
RTI International Metals, Inc.* (Mining)	60	1,447
Ruby Tuesday, Inc.* (Retail)	100	850
Ruddick Corp. (Food)	70	2,169
Rue21, Inc.* (Retail)	30	910
Rush Enterprises, Inc.* (Retail)	80	1,069
S1 Corp.* (Internet)	290	1,743
Safety Insurance Group, Inc. (Insurance)	50	1,851
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	90	3,513
Sally Beauty Holdings, Inc.* (Retail)	180	1,476
Sanderson Farms, Inc. (Food)	40	2,030
Sandy Spring Bancorp, Inc. (Banks)	60	841
Santarus, Inc.* (Pharmaceuticals)	220	546
Sapient Corp. (Internet)	150	1,521
Saul Centers, Inc. (REIT)	30	1,219
Savient Pharmaceuticals, Inc.* (Biotechnology)	150	1,890
SAVVIS, Inc.* (Telecommunications)	70	1,033
SCBT Financial Corp. (Banks)	30	1,057
Scholastic Corp. (Media)	80	1,930
Schulman (A.), Inc. (Chemicals)	80	1,517
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	30	1,513
SeaChange International, Inc.* (Software)	100	823
Sealy Corp.* (Home Furnishings)	260	694
Seattle Genetics, Inc.* (Biotechnology)	160	1,918
Semtech Corp.* (Semiconductors)	140	2,292
Seneca Foods Corp.—Class A* (Food)	30	968

See accompanying notes to the financial statements.

18 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued
	Shares	Value

Sensient Technologies Corp. (Chemicals)	90	$2,334
Shenandoah Telecommunications Co. (Telecommunications)	30	532
ShoreTel, Inc.* (Telecommunications)	100	464
Shuffle Master, Inc.* (Entertainment)	150	1,202
Shutterfly, Inc.* (Internet)	70	1,677
Signature Bank* (Banks)	80	3,041
Silgan Holdings, Inc. (Packaging & Containers)	50	1,419
Silicon Graphics International Corp.* (Computers)	80	566
Silicon Image, Inc.* (Semiconductors)	170	597
Simpson Manufacturing Co., Inc. (Building Materials)	70	1,718
Sinclair Broadcast Group, Inc.—Class A* (Media)	90	525
Sirona Dental Systems, Inc.* (Healthcare-Products)	60	2,090
SJW Corp. (Water)	20	469
Skechers U.S.A., Inc.—Class A* (Apparel)	60	2,191
Skyline Corp. (Home Builders)	30	540
SkyWest, Inc. (Airlines)	100	1,222
Smart Balance, Inc.* (Food)	150	614
Smith Corp. (Miscellaneous Manufacturing)	40	1,928
Smith Micro Software, Inc.* (Software)	80	761
Solarwinds, Inc.* (Software)	60	962
Solutia, Inc.* (Chemicals)	200	2,620
Somanetics Corp.* (Healthcare-Products)	30	749
Sonic Automotive, Inc.* (Retail)	130	1,113
Sonic Corp.* (Retail)	140	1,085
SONICWALL, Inc.* (Internet)	60	705
Sonus Networks, Inc.* (Telecommunications)	310	840
Sotheby’s (Commercial Services)	110	2,516
Sourcefire, Inc.* (Internet)	50	950
South Jersey Industries, Inc. (Gas)	50	2,148
Southside Bancshares, Inc. (Banks)	40	786
Sovran Self Storage, Inc. (REIT)	60	2,066
Spartan Stores, Inc. (Food)	70	960
SRA International, Inc.—Class A* (Computers)	100	1,967
Stage Stores, Inc. (Retail)	130	1,388
Standard Microsystems Corp.* (Semiconductors)	60	1,397
Standard Pacific Corp.* (Home Builders)	200	666
Standex International Corp. (Miscellaneous Manufacturing)	30	761
Stanley, Inc.* (Engineering & Construction)	20	748
Starwood Property Trust, Inc. (REIT)	80	1,356
Steelcase, Inc.—Class A (Office Furnishings)	130	1,008
Steiner Leisure, Ltd.* (Commercial Services)	40	1,538
StellarOne Corp. (Banks)	60	766
Stepan Co. (Chemicals)	10	684
STERIS Corp. (Healthcare-Products)	100	3,108
Sterling Bancshares, Inc. (Banks)	180	848
Steven Madden, Ltd.* (Apparel)	40	1,261
Stewart Enterprises, Inc.—Class A (Commercial Services)	260	1,407
Stewart Information Services Corp. (Insurance)	70	631
Stifel Financial Corp.* (Diversified Financial Services)	40	1,736
Stillwater Mining Co.* (Mining)	80	930
Stone Energy Corp.* (Oil & Gas)	110	1,228
STR Holdings, Inc.* (Miscellaneous Manufacturing)	50	940
Strategic Hotels & Resorts, Inc.* (REIT)	230	1,010
SuccessFactors, Inc.* (Commercial Services)	100	2,079
Sunstone Hotel Investors, Inc.* (REIT)	220	2,185
Super Micro Computer, Inc.* (Computers)	40	540
SuperGen, Inc.* (Biotechnology)	210	424
Superior Well Services, Inc.* (Oil & Gas Services)	50	836
Support.com, Inc.* (Internet)	170	707
Susquehanna Bancshares, Inc. (Banks)	220	1,833
SVB Financial Group* (Banks)	50	2,061
Swift Energy Co.* (Oil & Gas)	70	1,884
Sykes Enterprises, Inc.* (Computers)	100	1,423
Symyx Technologies, Inc.* (Chemicals)	100	501
Syniverse Holdings, Inc.* (Telecommunications)	80	1,636
SYNNEX Corp.* (Software)	70	1,793
Synovis Life Technologies, Inc.* (Healthcare-Products)	40	611
Syntel, Inc. (Computers)	40	1,358
Take-Two Interactive Software, Inc.* (Software)	140	1,260
TAL International Group, Inc. (Trucking & Leasing)	40	899
Taleo Corp.—Class A* (Software)	70	1,700
Tanger Factory Outlet Centers, Inc. (REIT)	40	1,655
Taser International, Inc.* (Electronics)	130	507
Tecumseh Products Co.—Class A* (Machinery-Diversified)	40	445
Tekelec* (Telecommunications)	80	1,059
TeleCommunication Systems, Inc.—Class A* (Internet)	150	621
Teledyne Technologies, Inc.* (Aerospace/Defense)	60	2,315
TeleTech Holdings, Inc.* (Commercial Services)	100	1,289
Tennant Co. (Machinery-Diversified)	30	1,015
Tenneco Automotive, Inc.* (Auto Parts & Equipment)	100	2,106
Terremark Worldwide, Inc.* (Internet)	140	1,093
Tessera Technologies, Inc.* (Semiconductors)	90	1,444
Tetra Tech, Inc.* (Environmental Control)	100	1,961
TETRA Technologies, Inc.* (Oil & Gas Services)	160	1,453
Texas Capital Bancshares, Inc.* (Banks)	110	1,804
Texas Roadhouse, Inc.—Class A* (Retail)	100	1,262
The Andersons, Inc. (Agriculture)	40	1,304
The Bancorp, Inc.* (Banks)	70	548
The Cato Corp.—Class A (Retail)	70	1,541
The Children’s Place Retail Stores, Inc.* (Retail)	40	1,761
The Corporate Executive Board Co. (Commercial Services)	60	1,576
The Ensign Group, Inc. (Healthcare-Services)	70	1,156
The Finish Line, Inc.—Class A (Retail)	70	975
The Geo Group, Inc.* (Commercial Services)	70	1,452
The Gorman-Rupp Co. (Machinery-Diversified)	40	1,002
The Greenbrier Cos., Inc.* (Trucking & Leasing)	50	560
The Gymboree Corp.* (Apparel)	50	2,135
The Hain Celestial Group, Inc.* (Food)	90	1,815
The Knot, Inc.* (Internet)	130	1,011
The Medicines Co.* (Pharmaceuticals)	120	913
The Men’s Wearhouse, Inc. (Retail)	100	1,836
The Middleby Corp.* (Machinery-Diversified)	20	1,064
The Navigators Group, Inc.* (Insurance)	30	1,234
The Pantry, Inc.* (Retail)	70	988
The Pep Boys—Manny, Moe & Jack (Retail)	110	975
The Phoenix Cos., Inc.* (Insurance)	280	591
The Princeton Review, Inc.* (Commercial Services)	210	487
The Ryland Group, Inc. (Home Builders)	90	1,424
The Talbots, Inc.* (Retail)	120	1,237
The Timberland Co.—Class A* (Apparel)	70	1,131
The Ultimate Software Group, Inc.* (Software)	70	2,300
The Warnaco Group, Inc.* (Apparel)	70	2,530
The Wet Seal, Inc.—Class A* (Retail)	310	1,132
Theravance, Inc.* (Pharmaceuticals)	110	1,383
THQ, Inc.* (Software)	170	734
Tibco Software, Inc.* (Internet)	290	3,497
TiVo, Inc.* (Home Furnishings)	170	1,255
TNS, Inc.* (Commercial Services)	60	1,046
TomoTherapy, Inc.* (Healthcare-Products)	180	572
Tompkins Financial Corp. (Banks)	20	755
Transcend Services, Inc.* (Commercial Services)	60	810
TreeHouse Foods, Inc.* (Food)	60	2,740
TriMas Corp.* (Miscellaneous Manufacturing)	50	566
Triple-S Management Corp.—Class B* (Healthcare-Services)	70	1,298

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap :: 19

Common Stocks, continued
	Shares	Value

TriQuint Semiconductor, Inc.* (Semiconductors)	230	$1,405
Triumph Group, Inc. (Aerospace/Defense)	20	1,333
True Religion Apparel, Inc.* (Apparel)	50	1,104
TrueBlue, Inc.* (Commercial Services)	100	1,119
TrustCo Bank Corp. NY (Banks)	240	1,344
Trustmark Corp. (Banks)	110	2,290
TTM Technologies, Inc.* (Electronics)	160	1,520
Tutor Perini Corp.* (Engineering & Construction)	70	1,154
Tyler Technologies, Inc.* (Computers)	90	1,397
U-Store-It Trust (REIT)	220	1,641
U.S. Physical Therapy, Inc.* (Healthcare-Services)	60	1,013
UIL Holdings Corp. (Electric)	80	2,002
Ulta Salon, Cosmetics & Fragrance, Inc.* (Retail)	50	1,183
Ultratech Stepper, Inc.* (Semiconductors)	50	814
UMB Financial Corp. (Banks)	90	3,200
Umpqua Holdings Corp. (Banks)	210	2,411
Union First Market Bankshares Corp. (Banks)	70	858
Unisource Energy Corp. (Electric)	70	2,113
Unisys Corp.* (Computers)	80	1,479
United Community Banks, Inc.* (Banks)	210	830
United Fire & Casualty Co. (Insurance)	50	991
United Natural Foods, Inc.* (Food)	70	2,092
United Online, Inc. (Internet)	250	1,440
United Rentals, Inc.* (Commercial Services)	110	1,025
Unitil Corp. (Electric)	50	1,046
Universal American Financial Corp.* (Insurance)	90	1,296
Universal Corp. (Agriculture)	40	1,587
Universal Electronics, Inc.* (Home Furnishings)	50	832
Universal Forest Products, Inc. (Building Materials)	40	1,212
Universal Health Realty Income Trust (REIT)	50	1,606
Universal Technical Institute, Inc.* (Commercial Services)	50	1,182
Univest Corp. of Pennsylvania (Banks)	30	520
Urstadt Biddle Properties—Class A (REIT)	70	1,129
US Airways Group, Inc.* (Airlines)	270	2,325
US Ecology, Inc. (Environmental Control)	70	1,020
US Gold Corp.* (Mining)	210	1,052
USA Mobility, Inc. (Telecommunications)	80	1,034
USA Truck, Inc.* (Transportation)	30	484
USEC, Inc.* (Mining)	210	1,000
VAALCO Energy, Inc. (Oil & Gas)	150	840
Vail Resorts, Inc.* (Entertainment)	60	2,095
Valassis Communications, Inc.* (Commercial Services)	70	2,220
ValueClick, Inc.* (Internet)	160	1,710
Veeco Instruments, Inc.* (Semiconductors)	70	2,400
Venoco, Inc.* (Oil & Gas)	80	1,318
VeriFone Systems, Inc.* (Software)	140	2,650
Viad Corp. (Commercial Services)	70	1,235
ViaSat, Inc.* (Telecommunications)	40	1,302
Vicor Corp.* (Electrical Components & Equipment)	70	874
ViroPharma, Inc.* (Pharmaceuticals)	160	1,794
Vital Images, Inc.* (Software)	40	510
Vitamin Shoppe, Inc.* (Retail)	30	770
Vocus, Inc.* (Internet)	60	917
Volcano Corp.* (Healthcare-Products)	90	1,964
Volcom, Inc.* (Apparel)	60	1,114
Volterra Semiconductor Corp.* (Semiconductors)	50	1,153
W &T Offshore, Inc. (Oil & Gas)	110	1,041
W.R. Grace & Co.* (Chemicals)	100	2,104
Warren Resources, Inc.* (Oil & Gas)	260	754
Washington Trust Bancorp, Inc. (Banks)	30	511
Waste Services, Inc.* (Environmental Control)	120	1,399
Watsco, Inc. (Distribution/Wholesale)	40	2,317
WD-40 Co. (Household Products/Wares)	50	1,670
Websense, Inc.* (Internet)	90	1,701
Webster Financial Corp. (Banks)	120	2,153
WellCare Health Plans, Inc.* (Healthcare-Services)	70	1,662
Werner Enterprises, Inc. (Transportation)	80	1,751
WesBanco, Inc. (Banks)	60	1,011
West Pharmaceutical Services, Inc. (Healthcare-Products)	80	2,919
Western Alliance Bancorp* (Banks)	120	860
Westlake Chemical Corp. (Chemicals)	40	743
Willbros Group, Inc.* (Oil & Gas Services)	120	888
Winn-Dixie Stores, Inc.* (Food)	110	1,060
Winnebago Industries, Inc.* (Home Builders)	70	696
Winthrop Realty Trust (REIT)	60	769
Wintrust Financial Corp. (Banks)	50	1,667
Wolverine World Wide, Inc. (Apparel)	80	2,018
Woodward Governor Co. (Electronics)	110	2,808
World Fuel Services Corp. (Retail)	100	2,594
Worthington Industries, Inc. (Metal Fabricate/Hardware)	120	1,543
Wright Express Corp.* (Commercial Services)	60	1,782
Wright Medical Group, Inc.* (Healthcare-Products)	70	1,163
Young Innovations, Inc. (Healthcare-Products)	20	563
Zep, Inc. (Chemicals)	50	872
Zoran Corp.* (Semiconductors)	130	1,240
Zumiez, Inc.* (Retail)	50	806
Zygo Corp.* (Electronics)	50	406
Zymogenetics, Inc.* (Pharmaceuticals)	180	760

TOTAL COMMON STOCKS
(Cost $1,467,225)		1,389,861

Repurchase Agreements (76.0%)
	Principal
	Amount

Bank of America, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $1,172,000 (Collateralized by $1,117,300 U.S. Treasury Notes, 3.63%, 8/15/19, market value $1,195,511)	$1,172,000	1,172,000
Deutsche Bank, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $171,000 (Collateralized by $176,000 Federal National Mortgage Association, 0.28%‡, 1/24/11, market value $175,724)	171,000	171,000
HSBC, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $2,110,000 (Collateralized by $2,152,000 of various U.S. Government Agency Obligations, 0.65%–1.00%, 5/19/11–11/18/11, market value $2,154,133)	2,110,000	2,110,000
UBS, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $21,000 (Collateralized by $20,000 Federal National Mortgage Association, 5.25%, 8/1/12, market value $22,000)	21,000	21,000
UMB, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $42,000 (Collateralized by $42,500 U.S. Treasury Notes, 2.00%, 9/30/10, market value $42,903)	42,000	42,000

TOTAL REPURCHASE AGREEMENTS
(Cost $3,516,000)		3,516,000

TOTAL Investment SECURITIES
(Cost $4,983,225)—106.0%		4,905,861
Net other assets (liabilities)—(6.0)%		(278,279)

NET ASSETS—100.0%		$4,627,582

See accompanying notes to the financial statements.

20 :: ProFund VP Small-Cap :: Financial Statements

*	Non-income producing security
+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of June 30, 2010, the aggregate amount held in a segregated account was $550,000.

‡	Represents the effective yield or interest rate in effect at June 30, 2010.

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$2,732,893	$(143,367)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	501,186	(31,573)

		$(174,940)

ProFund VP Small-Cap invested in the following industries as of June 30, 2010:

		% of
	Value	Net Assets

Advertising	$2,430	0.1%
Aerospace/Defense	16,184	0.4%
Aerospace/Defense Equipment	2,482	0.1%
Agriculture	3,959	0.1%
Airlines	10,058	0.2%
Apparel	29,293	0.6%
Auto Manufacturers	779	NM
Auto Parts & Equipment	11,241	0.2%
Banks	87,104	1.9%
Beverages	1,542	NM
Biotechnology	25,475	0.6%
Building Materials	5,119	0.1%
Chemicals	32,657	0.7%
Coal	5,896	0.1%
Commercial Services	85,976	1.9%
Computers	32,570	0.7%
Distribution/Wholesale	11,908	0.3%
Diversified Financial Services	20,839	0.5%
Electric	21,620	0.5%
Electrical Components & Equipment	11,933	0.3%
Electronics	34,774	0.8%
Energy-Alternate Sources	1,729	NM
Engineering & Construction	9,287	0.2%
Entertainment	7,826	0.2%
Environmental Control	12,908	0.3%
Food	25,215	0.5%
Forest Products & Paper	13,463	0.3%
Gas	19,249	0.4%
Hand/Machine Tools	4,327	0.1%
Healthcare-Products	63,645	1.4%
Healthcare-Services	32,104	0.7%
Holding Companies-Diversified	1,475	NM
Home Builders	5,141	0.1%
Home Furnishings	4,996	0.1%
Household Products/Wares	6,270	0.1%
Insurance	42,982	0.9%
Internet	51,292	1.1%
Investment Companies	12,397	0.3%
Iron/Steel	1,626	NM
Leisure Time	8,351	0.2%
Lodging	3,671	0.1%
Machinery-Construction & Mining	1,109	NM
Machinery-Diversified	20,585	0.4%
Media	10,172	0.2%
Metal Fabricate/Hardware	11,414	0.2%
Mining	16,075	0.3%
Miscellaneous Manufacturing	32,506	0.7%
Office Furnishings	7,342	0.2%
Oil & Gas	36,559	0.8%
Oil & Gas Services	21,698	0.5%
Packaging & Containers	2,301	0.1%
Pharmaceuticals	43,189	0.9%
REIT	99,042	2.1%
Real Estate	1,616	NM
Retail	89,162	1.9%
Savings & Loans	15,461	0.3%
Semiconductors	45,602	1.0%
Software	55,640	1.2%
Storage/Warehousing	1,140	NM
Telecommunications	56,900	1.2%
Textiles	1,445	NM
Toys/Games/Hobbies	1,869	NM
Transportation	25,559	0.6%
Trucking & Leasing	3,502	0.1%
Water	8,180	0.2%
Other**	3,237,721	70.0%

Total	$4,627,582	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap :: 21

Statement of Assets and Liabilities (unaudited) :: June 30, 2010

Assets:
Total Investment Securities, at cost	$4,983,225

Securities, at value	1,389,861
Repurchase agreements, at value	3,516,000

Total Investment Securities, at value	4,905,861
Cash	1,726
Dividends receivable	1,287
Receivable for capital shares issued	23,023
Prepaid expenses	67

Total Assets	4,931,964

Liabilities:
Payable for capital shares redeemed	116,980
Unrealized loss on swap agreements	174,940
Advisory fees payable	833
Management services fees payable	111
Administration fees payable	124
Administrative services fees payable	3,436
Distribution fees payable	3,366
Transfer agency fees payable	510
Fund accounting fees payable	269
Compliance services fees payable	25
Other accrued expenses	3,788

Total Liabilities	304,382

Net Assets	$4,627,582

Net Assets consist of:
Capital	$5,479,295
Accumulated net investment income (loss)	(42,194)
Accumulated net realized gains (losses) on investments	(557,215)
Net unrealized appreciation (depreciation) on investments	(252,304)

Net Assets	$4,627,582

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	213,974

Net Asset Value (offering and redemption price per share)	$21.63

Statement of Operations (unaudited) :: For the six months ended June 30, 2010

Investment Income:
Dividends	$6,116
Interest	1,958

Total Investment Income	8,074

Expenses:
Advisory fees	22,411
Management services fees	2,988
Administration fees	915
Transfer agency fees	1,306
Administrative services fees	7,340
Distribution fees	7,470
Custody fees	6,813
Fund accounting fees	4,585
Trustee fees	33
Compliance services fees	19
Other fees	3,920

Total Gross Expenses before reductions	57,800
Less Expenses reduced by the Advisor	(7,599)

Total Net Expenses	50,201

Net Investment Income (Loss)	(42,127)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(204,613)
Net realized gains (losses) on futures contracts	(221,504)
Net realized gains (losses) on swap agreements	405,778
Change in net unrealized appreciation/depreciation on investments	(294,839)

Net Realized and Unrealized Gains (Losses) on Investments	(318,178)

Change in Net Assets Resulting from Operations	$(360,305)

See accompanying notes to the financial statements.

22 :: ProFund VP Small-Cap :: Financial Statements

Statements of Changes in Net Assets

	For the
	six months ended	For the
	June 30, 2010	year ended
	(unaudited)	December 31, 2009

From Investment Activities:
Operations:
Net investment income (loss)	$(42,127)	$(55,396)
Net realized gains (losses) on investments	(23,339)	205,224
Change in net unrealized appreciation/depreciation on investments	(294,839)	(292,903)

Change in net assets resulting from operations	(360,305)	(143,075)

Capital Transactions:
Proceeds from shares issued	56,417,191	197,414,026
Value of shares redeemed	(55,842,886)	(195,672,112)

Change in net assets resulting from capital transactions	574,305	1,741,914

Change in net assets	214,000	1,598,839
Net Assets:
Beginning of period	4,413,582	2,814,743

End of period	$4,627,582	$4,413,582

Accumulated net investment income (loss)	$(42,194)	$(67)

Share Transactions:
Issued	2,402,925	10,569,204
Redeemed	(2,386,036)	(10,530,714)

Change in shares	16,889	38,490

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Small-Cap :: 23

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the
	six months ended	For the	For the	For the	For the	For the
	June 30, 2010	year ended	year ended	year ended	year ended	year ended
	(unaudited)	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$22.39	$17.75	$30.71	$37.24	$32.95	$35.93

Investment Activities:
Net investment income (loss)(a)	(0.16)	(0.25)	(0.10)	0.06	0.17	— (b)
Net realized and unrealized gains (losses) on investments	(0.60)	4.89 (c)	(9.82)	(0.82)	4.65	1.04

Total income (loss) from Investment activities	(0.76)	4.64	(9.92)	(0.76)	4.82	1.04

Distributions to Shareholders From:
Net investment income	—	—	(0.08)	(0.28)	—	—
Net realized gains on investments	—	—	(2.96)	(5.49)	(0.53)	(4.02)

Total distributions	—	—	(3.04)	(5.77)	(0.53)	(4.02)

Net Asset Value, End of Period	$21.63	$22.39	$17.75	$30.71	$37.24	$32.95

Total Return	(3.39)% (d)	26.14%	(35.44)%	(2.21)%	14.75%	2.81%

Ratios to Average Net Assets:
Gross expenses(e)	1.93%	2.30%	1.65%	1.61%	1.59%	1.60%
Net expenses(e)	1.68%	1.73% (f)	1.62%	1.56%	1.55%	1.60%
Net Investment income (loss)(e)	(1.41)%	(1.34)%	(0.37)%	0.15%	0.47%	(0.01)%

Supplemental Data:
Net assets, end of period (000’s)	$4,628	$4,414	$2,815	$68,525	$119,948	$117,108
Portfolio turnover rate(g)	217% (d)	840%	69%	40%	53%	67%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Amount is less than $0.005.
(c)
The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)
The expense ratio does not correlate to the applicable expense limits in place during the period due to the timing of the net expense accrual relative to sales and purchases of fund shares during the period.

(g)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

24 :: ProFund VP Europe 30 :: Financial Statements

Investment Objective:   The ProFund VP Europe 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Europe 30 Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2010

Market Exposure
Investment Type	% of Net Assets

Equity Securities	99%
Futures Contracts	2%

Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

HSBC Holdings PLC	5.8%
BHP Billiton PLC	5.8%
Royal Dutch Shell PLC - Class A	5.6%
Novartis AG	5.4%
Vodafone Group PLC	4.7%

ProFunds Europe 30 Index - Composition
Industry Breakdown	% of Index

Consumer Non-Cyclical	30%
Basic Materials	18%
Financial	18%
Industrial	13%
Energy	9%
Communications	9%
Technology	3%

Country Breakdown

United Kingdom	36%
Switzerland	23%
Germany	10%
France	8%
Canada	6%
Luxembourg	5%
Netherlands	4%
Sweden	3%
Finland	2%
Ireland	2%
Greece	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks† (98.6%)
	Shares	Value

ABB, Ltd. (Engineering& Construction)	43,053	$743,956
ACE, Ltd. (Insurance)	12,192	627,644
Alcon, Inc. (Healthcare-Products)	6,096	903,366
ArcelorMittal (Iron/Steel)	24,765	662,711
AstraZeneca PLC (Pharmaceuticals)	20,955	987,609
Barclays PLC (Banks)	41,529	659,896
BHP Billiton PLC (Mining)	30,099	1,548,293
BP PLC (Oil & Gas)	30,480	880,262
Covidien PLC (Healthcare-Products)	16,002	642,960
Credit Suisse Group (Diversified Financial Services)	18,669	698,781
Deutsche Bank AG (Banks)	11,430	641,909
Diageo PLC (Beverages)	12,573	788,830
DryShips, Inc.* (Transportation)	62,865	224,428
GlaxoSmithKline PLC (Pharmaceuticals)	31,623	1,075,498
HSBC Holdings PLC (Banks)	34,290	1,563,281
Nokia, Corp. (Telecommunications)	55,626	453,352
Novartis AG (Pharmaceuticals)	29,718	1,435,974
Rio Tinto PLC (Mining)	19,812	863,803
Royal Dutch Shell PLC—Class A (Oil& Gas)	30,099	1,511,572
Sanofi-Aventis (Pharmaceuticals)	33,147	996,399
SAP AG (Software)	18,669	827,037
Siemens AG (Miscellaneous Manufacturing)	12,192	1,091,550
Telefonaktiebolaget LM Ericsson (Telecommunications)	72,009	793,539
Tenaris S.A. (Iron/Steel)	19,050	659,320
Total Fina S.A. (Oil& Gas)	24,384	1,088,502
Transocean, Ltd.* (Oil& Gas)	8,001	370,686
Tyco International, Ltd. (Miscellaneous Manufacturing)	19,812	697,977
UBS AG* (Diversified Financial Services)	51,816	685,007
Unilever N.V. (Food)	39,243	1,072,119
Vodafone Group PLC (Telecommunications)	60,579	1,252,168

TOTAL COMMON STOCKS
(Cost $21,259,072)		26,448,429

Repurchase Agreements (1.0%)
	Principal
	Amount

Bank of America, 0.00%, 7/1/10, dated 6/30/10, with a repurchase price of $84,000 (Collateralized by $80,100 U.S. Treasury Notes, 3.63%, 8/15/19, market value $85,707)	$84,000	84,000
Deutsche Bank, 0.00%, 7/1/10, dated 6/30/10, with a repurchase price of $12,000 (Collateralized by $13,000 Federal National Mortgage Association, 0.28%‡, 1/24/11, market value $12,980)	12,000	12,000
HSBC, 0.00%, 7/1/10, dated 6/30/10, with a repurchase price of $152,000 (Collateralized by $155,000 Federal Home Loan Mortgage Corp., 1.00%, 11/18/11, market value $155,236)	152,000	152,000
UBS, 0.00%, 7/1/10, dated 6/30/10, with a repurchase price of $1,000 (Collateralized by $1,000 U.S. Treasury Notes, 1.88%, 6/15/12, market value $1,026)	1,000	1,000

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Europe 30 :: 25

Repurchase Agreements, continued
	Principal
	Amount	Value

UMB, 0.00%, 7/1/10, dated 6/30/10, with a repurchase price of $5,000 (Collateralized by $5,100 U.S. Treasury Notes, 2.00%, 9/30/10, market value $5,148)	$5,000	$5,000

TOTAL REPURCHASE AGREEMENTS
(Cost $254,000)		254,000

TOTAL INVESTMENT SECURITIES
(Cost $21,513,072)—99.6%		26,702,429
Net other assets (liabilities)—0.4%		110,048

NET ASSETS—100.0%		$26,812,477

†	As of June 30, 2010, all securities in this portfolio were traded on U.S. exchanges.
*	Non-income producing security
‡	Represents the effective yield or interest rate in effect at June 30, 2010.

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini S&P 500 Futures Contract expiring 9/20/10 (Underlying notional amount at value $513,000)	10	$(41,648)

ProFund VP Europe 30 invested in the following industries as of June 30, 2010:

		% of
	Value	Net Assets

Banks	$2,865,086	10.7%
Beverages	788,830	2.9%
Diversified Financial Services	1,383,788	5.1%
Engineering & Construction	743,956	2.8%
Food	1,072,119	4.0%
Healthcare-Products	1,546,326	5.8%
Insurance	627,644	2.3%
Iron/Steel	1,322,031	4.9%
Mining	2,412,096	9.0%
Miscellaneous Manufacturing	1,789,527	6.7%
Oil & Gas	3,851,022	14.4%
Pharmaceuticals	4,495,480	16.7%
Software	827,037	3.1%
Telecommunications	2,499,059	9.4%
Transportation	224,428	0.8%
Other**	364,048	1.4%

Total	$26,812,477	100.0%

ProFund VP Europe 30 invested in securities with exposure to the following countries as of June 30, 2010:

		% of
	Value	Net Assets

Finland	$453,352	1.7%
France	2,084,901	7.8%
Germany	2,560,496	9.6%
Greece	224,428	0.8%
Ireland	642,960	2.4%
Luxembourg	1,322,031	4.9%
Netherlands	1,072,119	4.0%
Sweden	793,539	3.0%
Switzerland	6,163,391	22.9%
United Kingdom	11,131,212	41.5%
Other**	364,048	1.4%

Total	$26,812,477	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

26 :: ProFund VP Europe 30 :: Financial Statements

Statement of Assets and Liabilities (unaudited) :: June 30, 2010

Assets:
Total Investment Securities, at cost	$21,513,072

Securities, at value	26,448,429
Repurchase agreements, at value	254,000

Total Investment Securities, at value	26,702,429
Cash	54
Segregated cash balances with brokers for futures contracts	57,700
Dividends receivable	88,855
Receivable for capital shares issued	53,924
Prepaid expenses	603

Total Assets	26,903,565

Liabilities:
Variation margin on futures contracts	5,500
Advisory fees payable	15,067
Management services fees payable	2,009
Administration fees payable	907
Administrative services fees payable	11,499
Distribution fees payable	11,374
Trustee fees payable	1
Transfer agency fees payable	3,218
Fund accounting fees payable	1,968
Compliance services fees payable	209
Other accrued expenses	39,336

Total Liabilities	91,088

Net Assets	$26,812,477

Net Assets consist of:
Capital	$48,128,005
Accumulated net investment income (loss)	492,644
Accumulated net realized gains (losses) on investments	(26,955,881)
Net unrealized appreciation (depreciation) on investments	5,147,709

Net Assets	$26,812,477

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,560,189

Net Asset Value (offering and redemption price per share)	$17.19

Statement of Operations (unaudited) :: For the six months ended June 30, 2010

Investment Income:
Dividends	$723,717
Interest	171
Foreign tax withholding	(3,513)

Total Investment Income	720,375

Expenses:
Advisory fees	170,756
Management services fees	22,767
Administration fees	9,545
Transfer agency fees	13,591
Administrative services fees	69,914
Distribution fees	56,919
Custody fees	3,013
Fund accounting fees	18,291
Trustee fees	348
Compliance services fees	179
Other fees	31,996

Total Gross Expenses before reductions	397,319
Less Expenses reduced by the Advisor	(14,826)

Total Net Expenses	382,493

Net Investment Income (Loss)	337,882

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	1,913,947
Net realized gains (losses) on futures contracts	16,335
Change in net unrealized appreciation/depreciation on investments	(10,833,871)

Net Realized and Unrealized Gains (Losses) on Investments	(8,903,589)

Change in Net Assets Resulting from Operations	$(8,565,707)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Europe 30 :: 27

Statements of Changes in Net Assets

	For the
	six months ended	For the
	June 30, 2010	year ended
	(unaudited)	December 31, 2009

From Investment Activities:
Operations:
Net investment income (loss)	$337,882	$652,355
Net realized gains (losses) on investments	1,930,282	(5,452,794)
Change in net unrealized appreciation/depreciation on investments	(10,833,871)	14,864,519

Change in net assets resulting from operations	(8,565,707)	10,064,080

Distributions to Shareholders From:
Net investment income	(652,355)	(1,427,460)

Change in net assets resulting from distributions	(652,355)	(1,427,460)

Capital Transactions:
Proceeds from shares issued	21,194,518	92,890,019
Dividends reinvested	652,355	1,427,460
Value of shares redeemed	(48,431,788)	(71,745,674)

Change in net assets resulting from capital transactions	(26,584,915)	22,571,805

Change in net assets	(35,802,977)	31,208,425
Net Assets:
Beginning of period	62,615,454	31,407,029

End of period	$26,812,477	$62,615,454

Accumulated net investment income (loss)	$492,644	$652,355

Share Transactions:
Issued	1,050,463	5,097,910
Reinvested	31,348	69,328
Redeemed	(2,495,098)	(4,118,026)

Change in shares	(1,413,287)	1,049,212

See accompanying notes to the financial statements.

28 :: ProFund VP Europe 30 :: Financial Highlights

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the
	six months ended	For the	For the	For the	For the	For the
	June 30, 2010	year ended	year ended	year ended	year ended	year ended
	(unaudited)	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$21.06	$16.32	$35.53	$31.99	$27.96	$28.28

Investment Activities:
Net investment income (loss)(a)	0.15	0.27	0.60	0.31	0.64	0.13
Net realized and unrealized gains(losses) on investments	(3.77)	4.99	(14.76)	4.33	4.18	2.14

Total income (loss) from investment activities	(3.62)	5.26	(14.16)	4.64	4.82	2.27

Distributions to Shareholders From:
Net investment income	(0.25)	(0.52)	(0.63)	(0.78)	(0.12)	(0.04)
Net realized gains on investments	—	—	(4.42)	(0.32)	(0.67)	(2.55)

Total distributions	(0.25)	(0.52)	(5.05)	(1.10)	(0.79)	(2.59)

Net Asset Value, End of Period	$17.19	$21.06	$16.32	$35.53	$31.99	$27.96

Total Return	(17.40)% (b)	32.30%	(44.00)%	14.58%	17.51%	8.09%

Ratios to Average Net Assets:
Gross expenses(c)	1.75%	1.78%	1.70%	1.66%	1.69%	1.76%
Net expenses(c)	1.68%	1.67%	1.63%	1.61%	1.66%	1.76%
Net investment income (loss)(c)	1.49%	1.48%	2.12%	0.88%	2.12%	0.45%

Supplemental Data:
Net Assets, end of period (000’s)	$26,812	$62,615	$31,407	$131,721	$160,024	$120,469
Portfolio turnover rate(d)	34% (b)	150%	160%	280%	172%	230%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Rising Rates Opportunity :: 29

Investment Objective:   The ProFund VP Rising Rates Opportunity seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the inverse (opposite) of the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”)

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2010

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(2)%
Swap Agreements	(125)%
Options	NM

Total Exposure	(127)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.
NMNot meaningful, amount is less than 0.5%.

Holdings

The ProFund VP Rising Rates Opportunity primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements (103.5%)
	Principal
	Amount	Value

Bank of America, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $10,345,000 (Collateralized by $9,737,200 of various U.S. Treasury Notes, 3.63%–3.75%, 11/15/18-8/15/19, market value $10,552,032)	$10,345,000	$10,345,000
Deutsche Bank, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $10,345,000 (Collateralized by $10,570,000 Federal National Mortgage Association, 0.28%‡, 1/24/11, market value $10,553,446)	10,345,000	10,345,000
HSBC, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $10,345,000 (Collateralized by $10,569,000 of various Federal Home Loan Mortgage Corp. Securities, 0.18%–1.00%, 3/9/11–1/25/12, market value $10,553,813)	10,345,000	10,345,000
UBS, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $10,345,000 (Collateralized by $9,594,000 Federal National Mortgage Association, 5.25%, 8/1/12, market value $10,553,400)	10,345,000	10,345,000
UMB, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $10,343,000 (Collateralized by $10,476,400 of various U.S. Treasury Notes, 0.88%–2.38%, 8/31/10-12/31/10, market value $10,550,005)	10,343,000	10,343,000

TOTAL REPURCHASE AGREEMENTS
(Cost $51,723,000)		51,723,000

Options Purchased(NM)
	Contracts	Value

U.S. Treasury Bond Call Option exercise @ 190, expiring 11/26/10	150	$1,819

TOTAL OPTIONS PURCHASED
(Cost $2,662)		1,819

TOTAL INVESTMENT SECURITIES
(Cost $51,725,662)—103.5%		51,724,819
Net other assets (liabilities)—(3.5)%		(1,740,967)

NET ASSETS—100.0%		$49,983,852

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of June 30, 2010, the aggregate amount held in a segregated account was $7,500,000.

‡	Represents the effective yield or interest rate in effect at June 30, 2010.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
		Unrealized
		Appreciation
	Contracts	(Depreciation)

30-Year U.S. Treasury Bond Futures Contract expiring 9/22/10 (Underlying notional amount at value $1,148,063)	9	$(23,484)

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreement with Credit Suisse Capital LLC, based on the 30-Year U.S. Treasury Bond, 4.375% due 5/15/40	$(62,333,594)	$(1,637,747)

See accompanying notes to the financial statements.

30 :: ProFund VP Rising Rates Opportunity :: Financial Statements

Statement of Assets and Liabilities (unaudited) :: June 30, 2010

Assets:
Total Investment Securities, at cost	$51,725,662

Securities, at value	1,819
Repurchase agreements, at value	51,723,000

Total Investment Securities, at value	51,724,819
Segregated cash balances with brokers for futures contracts	24,378
Receivable for capital shares issued	183,546
Prepaid expenses	786

Total Assets	51,933,529

Liabilities:
Cash overdraft	443
Payable for capital shares redeemed	178,973
Unrealized loss on swap agreements	1,637,747
Variation margin on futures contracts	2,531
Advisory fees payable	29,090
Management services fees payable	3,877
Administration fees payable	1,744
Administrative services fees payable	20,652
Distribution fees payable	20,233
Trustee fees payable	2
Transfer agency fees payable	5,949
Fund accounting fees payable	3,784
Compliance services fees payable	309
Other accrued expenses	44,343

Total Liabilities	1,949,677

Net Assets	$49,983,852

Net Assets consist of:
Capital	$127,016,439
Accumulated net investment income (loss)	(491,822)
Accumulated net realized gains (losses) on investments	(74,878,691)
Net unrealized appreciation (depreciation) on investments	(1,662,074)

Net Assets	$49,983,852

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	4,316,172

Net Asset Value (offering and redemption price per share)	$11.58

Statement of Operations (unaudited) :: For the six months ended June 30, 2010

Investment Income:
Interest	$29,320

Expenses:
Advisory fees	232,653
Management services fees	31,020
Administration fees	12,308
Transfer agency fees	17,865
Administrative services fees	92,535
Distribution fees	77,551
Custody fees	3,562
Fund accounting fees	23,960
Trustee fees	375
Compliance services fees	285
Other fees	37,657

Total Gross Expenses before reductions	529,771
Less Expenses reduced by the Advisor	(8,629)

Total Net Expenses	521,142

Net Investment Income (Loss)	(491,822)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(17,353)
Net realized gains (losses) on futures contracts	(646,554)
Net realized gains (losses) on swap agreements	(10,286,550)
Change in net unrealized appreciation/depreciation on investments	(1,235,875)

Net Realized and Unrealized Gains (Losses) on Investments	(12,186,332)

Change in Net Assets Resulting from Operations	$(12,678,154)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Rising Rates Opportunity :: 31

Statements of Changes in Net Assets

	For the
	six months ended	For the
	June 30, 2010	year ended
	(unaudited)	December 31, 2009

From Investment Activities:
Operations:
Net investment income (loss)	$(491,822)	$(842,720)
Net realized gains (losses) on investments	(10,950,457)	14,123,895
Change in net unrealized appreciation/depreciation on investments	(1,235,875)	(1,019,323)

Change in net assets resulting from operations	(12,678,154)	12,261,852

Distributions to Shareholders From:
Net investment income	—	(291,473)

Change in net assets resulting from distributions	—	(291,473)

Capital Transactions:
Proceeds from shares issued	94,249,326	197,711,133
Dividends reinvested	—	291,473
Value of shares redeemed	(87,397,068)	(190,752,996)

Change in net assets resulting from capital transactions	6,852,258	7,249,610

Change in net assets	(5,825,896)	19,219,989
Net Assets:
Beginning of period	55,809,748	36,589,759

End of period	$49,983,852	$55,809,748

Accumulated net investment income (loss)	$(491,822)	$—

Share Transactions:
Issued	6,858,471	14,725,896
Reinvested	—	21,591
Redeemed	(6,448,107)	(14,208,014)

Change in shares	410,364	539,473

See accompanying notes to the financial statements.

32 :: ProFund VP Rising Rates Opportunity :: Financial Highlights

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the
	six months ended	For the	For the	For the	For the	For the
	June 30, 2010	year ended	year ended	year ended	year ended	year ended
	(unaudited)	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$14.29	$10.87	$18.53	$20.70	$19.13	$20.78

Investment Activities:
Net investment income (loss)(a)	(0.11)	(0.21)	0.08	0.72	0.70	0.27
Net realized and unrealized gains (losses) on investments	(2.60)	3.70	(6.82)	(1.72)	1.26	(1.92)

Total income (loss) from investment activities	(2.71)	3.49	(6.74)	(1.00)	1.96	(1.65)

Distributions to Shareholders From:
Net investment income	—	(0.07)	(0.92)	(1.17)	(0.39)	—

Net Asset Value, End of Period	$11.58	$14.29	$10.87	$18.53	$20.70	$19.13

Total Return	(18.96)% (b)	32.18%	(37.97)%	(5.20)%	10.15%	(7.89)%

Ratios to Average Net Assets:
Gross expenses(c)	1.71%	1.73%	1.68%	1.63%	1.64%	1.73%
Net expenses(c)	1.68%	1.66%	1.63%	1.58%	1.61%	1.73%
Net investment income (loss)(c)	(1.59)%	(1.57)%	0.44%	3.47%	3.31%	1.36%

Supplemental Data:
Net assets, end of period (000’s)	$49,984	$55,810	$36,590	$75,041	$130,894	$139,379
Portfolio turnover rate(d)	—	—	—	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

34 :: Notes to Financial Statements :: June 30, 2010 (unaudited)

1.	Organization

ProFunds (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the following portfolios of the Trust: ProFund VP Bull, ProFund VP Small-Cap, ProFund VP Europe 30 and ProFund VP Rising Rates Opportunity (collectively, the “ProFunds VP” and individually, a “ProFund VP”). Each ProFund VP is a “non-diversified” series of the Trust pursuant to the 1940 Act. Each ProFund VP offers one class of shares.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFunds’ VP maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds VP. However, based on experience, the ProFunds VP expect any risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates. Management has evaluated events and transactions through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements.

Investment Valuation

The ProFunds VP record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security prices are generally provided by an independent pricing service. The securities in the portfolio of a ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees.

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less may be valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any is amortized or accreted, respectively, on a constant basis to the maturity of the security.

For ProFunds VP, derivatives (e.g., futures contracts, options, swap agreements and forward currency contracts) are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust’s Board of Trustees. Futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund VP is determined. If there was no sale on that day, and for non-exchange traded derivatives, fair valuation procedures as described below may be applied.

When ProFund Advisors LLC (the “Advisor”) determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. While the Trust’s policy is intended to result in a calculation of a ProFund VP’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund VP could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a ProFund VP may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

June 30, 2010 (unaudited) :: Notes to Financial Statements :: 35

The valuation techniques described above maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the ProFunds’ VP investments are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the ProFunds’VP own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements maturing in sixty days or less are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

At June 30, 2010, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

A summary of the valuations as of June 30, 2010, based upon the three levels defined above, is included in the table below while the breakdown, by category, of equity securities is disclosed on the Schedule of Portfolio Investments for each ProFund VP:

			LEVEL 2 - Other Significant
	LEVEL 1 - Quoted Prices		Observable Inputs		Total

	Investment	Other Financial	Investment	Other Financial	Investment	Other Financial
	Securities	Instruments^	Securities	Instruments^	Securities	Instruments^

ProFund VP Bull
Common Stocks	$60,494,598	$–	$–	$–	$60,494,598	$–
Repurchase Agreements	–	–	20,915,000	–	20,915,000	–
Futures Contracts	–	(866,382)	–	–	–	(866,382)
Swap Agreements	–	–	–	(393,447)	–	(393,447)

Total	$60,494,598	$(866,382)	$20,915,000	$(393,447)	$81,409,598	$(1,259,829)

ProFund VP Small-Cap
Common Stocks	$1,389,861	$–	$–	$–	$1,389,861	$–
Repurchase Agreements	–	–	3,516,000	–	3,516,000	–
Swap Agreements	–	–	–	(174,940)	-	(174,940)

Total	$1,389,861	$–	$3,516,000	$(174,940)	$4,905,861	$(174,940)

ProFund VP Europe 30
Common Stocks	$26,448,429	$–	$–	$–	$26,448,429	–
Repurchase Agreements	–	–	254,000	–	254,000	$–
Futures Contracts	–	(41,648)	–	–	–	(41,648)

Total	$26,448,429	$(41,648)	$254,000	$–	$26,702,429	$(41,648)

ProFund VP Rising Rates Opportunity
Repurchase Agreements	$–	$–	$51,723,000	$–	$51,723,000	$–
Options Purchased	–	–	1,819	–	1,819	–
Futures Contracts	–	(23,484)	–	–	–	(23,484)
Swap Agreements	–	–	–	(1,637,747)	–	(1,637,747)

Total	$–	$(23,484)	$51,724,819	$(1,637,747)	$51,724,819	$(1,661,231)

^
Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

The Trust recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1, 2 or 3 as of June 30, 2010 from the valuation input levels used on March 31, 2010.

36 :: Notes to Financial Statements :: June 30, 2010 (unaudited)

Repurchase Agreements

The ProFunds VP will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions. The creditworthiness of each of the firms that is a party to a repurchase agreement with the ProFunds VP is monitored by the Advisor. Repurchase agreements are subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon future price and date, normally one day or a few days later. The repurchase price is greater than the price paid by the ProFund VP, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying collateral securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

In addition, the value of the collateral underlying the repurchase agreement is monitored to ensure that the collateral is at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. Funds within the Trust and Access One Trust invest in repurchase agreements jointly, therefore, each ProFund VP holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each ProFund VP. The collateral underlying the repurchase agreement is held by the ProFund VP’s custodian. In the event of a default or bankruptcy by a selling financial institution, the ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent the proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss. A ProFund VP also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund VP expected to receive under the repurchase agreement.

Real Estate Investment Trusts

The ProFunds VP, other than ProFund VP Rising Rates Opportunity, may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. Certain distributions received from REITS during the year are recorded as realized gains or return of capital when such information becomes known.

Short Sales

The ProFunds VP may engage in short sales. When a ProFund VP engages in a short sale, the ProFund VP records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The ProFund VP may also incur dividend expense if a security that has been sold short declares a dividend and is shown as an expense in the Statement of Operations and included in the expense ratio, as applicable. To borrow the security, a ProFund VP also may be required to pay a premium, which would increase the cost of the security sold. The ProFund VP is exposed to market risk based on the amount, if any that the market value of the securities sold short exceeds the proceeds received. The ProFunds VP will segregate cash or liquid instruments with the custodian or designate collateral for such securities sold short.

Short sales involve elements of market risk and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. This risk is potentially unlimited, as a ProFund VP that sells a security short without hedging will be exposed to any market value increase in the security sold short. As of June 30, 2010, there were no short sale transactions.

When-Issued Securities

Each ProFund VP may purchase securities on a when-issued basis. These securities are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time a ProFund VP makes the commitment to purchase securities on a when-issued basis, the ProFund VP will record the transaction and thereafter reflect the value of the securities, each day, in determining the ProFund VP’s net asset value. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Trust will segregate cash or liquid instruments with the custodian or designate collateral for such when-issued securities on the ProFund VP’s records. As of June 30, 2010, the ProFunds VP did not hold any when-issued securities.

Foreign Currency Transactions

Each ProFund VP, other than ProFund VP Rising Rates Opportunity, may invest directly in foreign currencies or hold financial instruments that provide exposure to foreign currencies or may invest in securities that trade in, or receive revenues in, foreign currencies. The accounting records of the ProFunds VP are maintained in U.S. dollars. Financial instruments and other assets and liabilities of a ProFund VP denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The ProFunds VP do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates.

June 30, 2010 (unaudited) :: Notes to Financial Statements :: 37

Derivative Instruments

In seeking to achieve each ProFund VP’s investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative instruments such as futures contracts, options, forward currency contracts and swap agreements, that a ProFund VP should hold to approximate the inverse, multiple, or multiple inverse performance of its daily benchmark, as appropriate, based upon each ProFund VP’s investment objective. Derivative instruments held during the six months ended June 30, 2010 gained exposure to each ProFund VP’s benchmark (e.g., index, etc.) to meet its investment objective.

All open derivative positions at period end are reflected on each respective ProFund VP’s Schedule of Portfolio Investments, and the notional amount (contract value for forward currency contracts) of these open positions relative to each ProFund VP’s net assets is generally representative of the notional amount/contract value of open positions to net assets throughout the reporting period for each respective ProFund VP. The volume associated with derivative positions varies on a daily basis as each ProFund VP transacts derivative contracts in order to achieve the appropriate exposure, as expressed in notional amount/contract value, in comparison to net assets consistent with each ProFund VP’s investment objective. The following is a description of the derivative instruments utilized by the ProFunds VP, including the primary underlying risk exposures related to each instrument type.

Futures Contracts and Related Options

The ProFunds VP may purchase or sell stock index futures contracts or bond futures contracts and options. The ProFunds VP use futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A stock index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered. A bond futures contact, if held to expiration, generally obligates the seller to deliver (and the purchaser to accept) one of the specified underlying reference bonds. The ProFunds VP generally choose to engage in closing or offsetting transactions before final settlement. When a ProFund VP purchases a put or call option on a futures contract, the ProFund VP pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, a ProFund VP receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund VP the underlying futures contract for a specified price upon exercise at any time during the option period.

Upon entering into a contract, the ProFund VP is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statement of Assets and Liabilities as segregated cash balances with brokers for futures contracts, if applicable, and is restricted as to its use. Pursuant to the contract, the ProFund VP agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund VP as unrealized gains or losses. The ProFund VP will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock index futures contracts, interest rate risk related to bond futures contracts and foreign currency risk related to the foreign currency denominated futures contracts) and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund VP has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract. With futures contracts, there is minimal counterparty risk to the ProFunds VP since futures contracts are exchange-traded and the exchange’s clearinghouse, as a counterparty to all exchange-traded future contracts, guarantees the futures contracts against default.

Options

The ProFunds VP may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions, or create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index, and therefore options on stock indexes involve elements of equity price risk. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash. All option contracts held as of June 30, 2010 are exchange traded.

Put and call options purchased are accounted for in the same manner as portfolio securities. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund VP will realize a gain or loss upon the expiration or closing of the option transaction.

38 :: Notes to Financial Statements :: June 30, 2010 (unaudited)

Options are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index or foreign currencies selected, as applicable, the possibility of an illiquid market for the option or the inability of counterparties to perform. The ProFunds VP did not write options during the period.

Swap Agreements

The ProFunds VP may enter into swap agreements, primarily equity index or bond swap agreements based on the applicable benchmark of each ProFund VP. The ProFunds VP use swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. The value of swap agreements are equal to the ProFund VP’s obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements.

Equity index and bond swap agreements are bilateral agreements where one party (payer) agrees to pay the other (receiver) the return on an index or a specified asset in exchange for a fixed or floating rate of return. The swap agreement allows the receiver or payer to derive the economic benefit of owning or having short exposure to, as applicable, an asset without owning or shorting the underlying asset, as applicable. The receiver is entitled to the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. In return, the payer is entitled to an amount equal to a fixed or floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments, less any dividends or interest. The amounts to which each party is entitled are normally netted out against each other, resulting in a single amount that is either due to or from each party.

Swap agreements do not involve the delivery of securities or other underlying instruments. The net amount, whether positive or negative, of a ProFund VP’s obligations over its entitlements with respect to each swap agreement is accrued on a daily basis and, in the case that a ProFund VP has a net obligation, an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess, is maintained in a segregated account by the ProFund VP’s custodian. When a ProFund VP is a return receiver, the net amount of the gain or loss on the notional amount plus dividends or interest associated with the reference asset less the interest owed on the notional amount are recorded as “unrealized gain or loss on swap agreements” until the swap agreement is settled in cash. When the ProFund VP is a payer of the return, the ProFund VP pays the return of the index or specified assets plus related dividends or interest and receives interest on the notional amount outstanding. These amounts are netted to determine the value of the swap agreement. When cash is exchanged, which is generally no later than monthly, the net gain or loss realized is recorded as “realized gains or losses on swap agreements”.

The Trust, on behalf of a ProFund VP, may enter into agreements with certain counterparties for derivative transactions. These agreements contain various conditions, events of default, termination events, covenants and representations. The triggering of certain events or the default on certain terms of the agreement could allow a party to terminate a transaction under the agreement and request immediate payment in an amount equal to the net positions owed the party under the agreement. This could cause a ProFund VP to have to enter into a new transaction with the same counterparty, enter into a transaction with a different counterparty or seek to achieve its investment objective through any number of different investments or investment techniques.

Swap agreements involve, to varying degrees, elements of market risk (generally equity price risk related to equity index swap agreements and interest rate risk related to bond swap agreements) and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. The notional amounts, which are disclosed as of period end in the swap tables included in the Schedule of Portfolio Investments, reflect the extent of the total investment exposure each ProFund VP has under the swap agreement which may exceed the net asset value of the ProFund VP. The primary risks associated with the use of swap agreements are imperfect correlation between the price of financial instruments and movements in the prices of the underlying investments and the inability of counterparties to perform. A ProFund VP bears the counterparty risk, i.e. risk of loss of the net amount, if any, expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The unrealized gain (loss) as of the period end is disclosed in the swap tables included in the Schedule of Portfolio Investments. A ProFund VP will enter into swap agreements only with large, established and well capitalized financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. The ProFund VP may use various techniques to minimize credit risk including early termination and payment, using different counterparties and limiting the net amount due from any individual counterparty. All of the outstanding swap agreements at June 30, 2010 contractually terminate within one month but may be terminated without penalty by either party daily. Upon termination, the ProFund VP is entitled to pay or receive the “unrealized gain or loss” amount.

June 30, 2010 (unaudited) :: Notes to Financial Statements :: 39

The ProFund VP collateralizes swap agreements with cash and certain securities as indicated on the Statement of Assets and Liabilities and the Schedule of Portfolio Investments of the ProFund VP, respectively. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian to protect the counterparty against non-payment by the ProFund VP. In the event of a default by the counterparty, the ProFund VP will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. The ProFund VP remains subject to credit risk with respect to the amount it expects to receive from counterparties, as those amounts are not similarly collateralized by the counterparty. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances.

Summary of Derivative Instruments

Fair Values of Derivative Instruments on the ProFunds’VP Statement of Assets and Liabilities as of June 30, 2010:

	Assets	Liabilities

		Variation	Unrealized
		margin on	loss
	Securities,	futures	on swap
Fund	at value*	contracts**	agreements

Equity Risk Exposure:
ProFund VP Bull	$–	$866,382	$393,447
ProFund VP Small-Cap	–	–	174,940
ProFund VP Europe 30	–	41,648	–
Interest Rate Risk Exposure:
ProFund VP Rising Rates Opportunity	1,819	23,484	1,637,747

*	For options purchased.
**
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the ProFunds’VP Statement of Operations for the period ended June 30, 2010:
				Net Change in Unrealized Appreciation
	Realized Gain (Loss) on Derivatives			(Depreciation) on Derivatives
	Recognized as a Result from Operations			Recognized as a Result from Operations

	Net	Net	Net
	realized	realized	realized	Change in
	gain (loss)	gain (loss)	gain (loss)	Net Unrealized
	on	on futures	on swap	Appreciation/Depreciation
Fund	investments*	contracts	agreements	on Investments

Equity Risk Exposure:
ProFund VP Bull	$–	$56,037	$(543,043)	$(1,100,719)
ProFund VP Small-Cap	–	(221,504)	405,778	(121,594)
ProFund VP Europe 30	–	16,335	–	(53,976)
Interest Rate Risk Exposure:
ProFund VP Rising Rates Opportunity	(2,692)	(646,554)	(10,286,550)	(1,235,825)

*	For options purchased.

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

Expenses directly attributable to a ProFund VP are charged to the ProFund VP, while expenses which are attributable to funds in the Trust, or jointly with an affiliate, are allocated among the respective funds in the Trust and/or affiliate based upon relative net assets or another reasonable basis.

Distributions to Shareholders

Each of the ProFunds VP intends to declare and distribute net investment income at least annually. Net realized capital gains, if any, will be distributed annually.

40 :: Notes to Financial Statements :: June 30, 2010 (unaudited)

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, distribution reclassification, equalization, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require a reclassification. The ProFunds VP may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

Federal Income Taxes

Each of the ProFunds VP intends to continue to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds VP intend to make timely distributions in order to avoid tax liability. The ProFunds VP have a tax year end of December 31st.

Management of the ProFunds VP has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Other

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as “Fees paid indirectly.”

3.	Fees and Transactions with Affiliates

The ProFunds VP have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds VP each pay the Advisor a fee at an annualized rate of 0.75%, of the average daily net assets of each respective ProFund VP.

In addition, subject to the condition that the aggregate daily net assets of Trust and Access One Trust be equal to or greater than $10 billion, the Advisor has agreed to the following fee reductions with respect to each individual Fund: 0.025% of the ProFund’s VP daily net asset value from $500 million to $1 billion, 0.05% of the ProFund’s VP daily net asset value from $1 billion to $2 billion, and 0.075% of such assets in excess of $2 billion.

Citi Fund Services Ohio, Inc. (“Citi”), a wholly owned subsidiary of Citi Fund Services, Inc., acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust pays Citi an annual fee based on the Trust’s and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05% and a base fee for certain filings. Administration fees include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust’s compliance program. Citi also acts as transfer agent and fund accounting agent for the ProFunds VP for which it receives additional fees. As transfer agent for the ProFunds VP, Citi receives a base fee, service charges, fees based on the number of VP funds and reimbursement of certain expenses. As fund accounting agent for the ProFunds VP, Citi receives an annual fee based on the Trust’s and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.00375% to 0.10%, a base fee and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of the Advisor, serves as the Trust’s distributor.

Under a Distribution and Shareholder Services Plan (the “Plan”), adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund VP may pay financial intermediaries such as broker-dealers, insurance companies and ProFunds Distributors, Inc. up to 0.25%, on an annualized basis, of its average daily net assets as compensation for distribution-related activities and/or shareholder services.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds VP. For these services, each ProFund VP pays the Advisor a fee at the annual rate of 0.10% of its average daily net assets.

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust’s Chief Compliance Officer, such Officers and Trustee receive no compensation from the Trust for serving in their respective roles. The Trust, together with the Access One and affiliated Trusts, will pay each Independent Trustee compensation for his services as Trustee at the annual rate of $133,500. Independent Trustees will also receive $6,375 for attending each regular quarterly in-person meeting, $3,000 for attending each special in-person meeting and $3,000 for attending each telephonic meeting. Each of the two Independent Trustees were compensated $85,500 ($171,000 total) in meeting and retainer fees, plus the reimbursement for certain expenses incurred, in aggregate from the Trust, Access One and affiliated Trusts for the period ended June 30, 2010. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the ProFunds VP reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as “Compliance services fees.”

June 30, 2010 (unaudited) :: Notes to Financial Statements :: 41

The Trust, on behalf of the ProFunds VP, has entered into an administrative services agreement with certain insurance companies, pursuant to which the insurance companies will provide administrative services with respect to the ProFunds VP. For these services, the ProFunds VP may pay the insurance companies administrative services fees at an annual rate of up to 0.35% of their average daily net assets as reflected on the Statement of Operations as “Administrative services fees.”

For the period May 1, 2009 through April 30, 2010, the Advisor had contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP in order to limit the annual operating expenses to an annualized rate of 1.68% of the average daily net assets of each ProFund VP.

Effective May 1, 2010, the Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP for the period from May 1, 2010 through April 30, 2011 in order to limit the annual operating expenses to an annualized rate of 1.68% of the average daily net assets of each ProFund VP.

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the expense limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund VP to exceed the expense limit for the applicable period. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reduced by the Advisor.” As of June 30, 2010, the recoupments that may potentially be made by the ProFunds VP are as follows:

	Expires	Expires	Expires
	04/30/12	04/30/13	04/30/14	Total

ProFund VP Bull	$126,900	$78,992	$12,530	$218,422
ProFund VP Small-Cap	1,788	26,469	2,700	30,957
ProFund VP Europe 30	36,510	55,765	3,745	96,020
ProFund VP Rising Rates Opportunity	36,185	28,641	4,111	68,936

4.	Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the period ended June 30, 2010 were as follows:

	Purchases	Sales

ProFund VP Bull	$47,141,277	$67,297,856
ProFund VP Small-Cap	3,839,347	2,336,807
ProFund VP Europe 30	14,957,963	41,576,116

5.	Investment Risks

Concentration Risk

Concentration risk results from maintaining exposure to a limited number of issuers, industries, market sectors, countries or geographical regions. The risk of concentrating investments is that a ProFund VP will be more susceptible to risks associated with that concentration than a ProFund VP that is more diversified. With respect to the Sector ProFunds VP, a ProFund VP may have significant exposure to an individual company that constitutes a significant portion of that ProFund VP’s benchmark index. Such a ProFund VP will be more susceptible to the risks associated with that specific company, which may be different from the risks generally associated with the companies contained in the index. Each ProFund VP may concentrate its investments in a particular industry or group of industries to approximately the same extent as the index or security underlying its benchmark and in accordance with its investment objective to the extent permitted by applicable regulatory guidance. Additionally, certain ProFund VP that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds VP may be more volatile than a more geographically diversified ProFund VP. The Schedules of Portfolio Investments include information on each ProFund VP’s holdings, including industry and/or geographical composition, as relevant.

42 :: Notes to Financial Statements :: June 30, 2010 (unaudited)

Correlation Risk

A number of factors may affect a ProFund VP’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a ProFund VP will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a ProFund VP from achieving its investment objective. A number of factors may adversely affect a ProFund VP’s correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of leveraged investment techniques, income items and accounting standards. A ProFund VP may not have investment exposure to all securities in its underlying benchmark index, or its weighting of investment exposure to such stocks or industries may be different from that of the index. In addition, a ProFund VP may invest in securities or financial instruments not included in the index underlying its benchmark. A ProFund VP may be subject to large movements of assets into and out of the ProFund VP, potentially resulting in the ProFund VP being over- or under-exposed to its benchmark. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the ProFunds’ VP ability to meet their daily investment objective on that day. Each ProFund VP seeks to rebalance its portfolio daily to keep leverage consistent with each ProFund VP’s daily investment objective.

Certain ProFunds VP are “leveraged” funds in the sense that they have investment objectives to match a multiple of the performance of an index on a given day. These ProFunds VP are subject to all of the correlation risks described above. In addition, there is a special form of correlation risk that derives from these ProFunds’ VP use of leverage, which is that for periods greater than one day, the use of leverage tends to cause the performance of a ProFund VP to be either greater than or less than the index performance times the stated multiple in the fund objective, before accounting for fees and fund expenses. In general, given a particular index return, increased volatility of the index will cause a decrease in the performance relative to the index performance times the stated fund multiple.

Counterparty Risk

The ProFunds VP will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the ProFunds VP. The ProFunds VP structure the agreements such that either party can terminate the contract without penalty prior to the termination date. A ProFund VP may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances. The ProFunds VP typically enter into transactions with counterparties whose credit rating is investment grade, as determined by a nationally recognized statistical rating organization.

Leverage Risk

Leverage offers a means of magnifying market movements into larger changes in an investment’s value and provides greater investment exposure than an unleveraged investment. Swap agreements, borrowing, futures contracts, forward contracts, options and short sales, all may be used to create leverage. While only certain ProFunds VP employ leverage to the extent that the ProFunds’VP exposure to the markets exceed the net assets of the ProFund VP, all of the ProFunds VP may use leveraged investment techniques to achieve their investment objectives.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund VP invests, the ProFunds VP might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Advisor. This may prevent a ProFund VP from limiting losses, realizing gains or from achieving a high correlation or inverse correlation with its underlying benchmark.

Please refer to the Prospectus and the Statement of Additional Information for additional description of the risks associated with the ProFunds VP, including graphs which illustrate the impact of leverage and index volatility on Fund performance.

6.	Federal Income Tax Information

As of the latest tax year end of December 31, 2009, the following ProFunds VP had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

	Expires	Expires	Expires	Expires	Expires
	12/31/12	12/31/13	12/31/15	12/31/16	12/31/17	Total

ProFund VP Bull	$–	$–	$–	$9,247,517	$–	$9,247,517
ProFund VP Small-Cap	–	–	–	–	85,570	85,570
ProFund VP Europe 30	–	–	–	–	3,481,257	3,481,257
ProFund VP Rising Rates Opportunity	8,365,460	22,965,205	5,366,257	27,138,193	–	63,835,115

June 30, 2010 (unaudited) :: Notes to Financial Statements :: 43

As of the latest tax year end of December 31, 2009, the following ProFunds VP had additional net capital loss carryforwards that may be available to offset future net capital gains, if any. The amount of these losses that may be utilized are limited as a result of a prior year ownership change of the insurance company that issues the variable annuity contracts for which the ProFunds VP are investment options. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains which were offset will not be distributed to shareholders:

	Expires	Expires	Expires	Expires
	12/31/10	12/31/11	12/31/12	12/31/17	Total

ProFund VP Small-Cap	$–	$–	$–	$425,053	$425,053
ProFund VP Europe 30	6,933,404	3,450,241	3,425,937	–	13,809,582

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2009 were as follows:

			Total
	Ordinary	Total Taxable	Distributions
	Income	Distributions	Paid

ProFund VP Bull	$686,731	$686,731	$686,731
ProFund VP Europe 30	1,427,460	1,427,460	1,427,460
ProFund VP Rising Rates Opportunity	291,473	291,473	291,473

As of the latest tax year ended December 31, 2009, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed	Accumulated	Unrealized	Accumulated
	Ordinary	Capital and	Appreciation	Earnings
	Income	Other Losses	(Depreciation)	(Deficit)

ProFund VP Bull	$135,672	$(9,247,517)	$11,193,913	$2,082,068
ProFund VP Small-Cap	–	(510,623)	19,215	(491,408)
ProFund VP Europe 30	652,355	(17,290,839)	4,541,018	(12,097,466)
ProFund VP Rising Rates Opportunity	–	(63,835,115)	(519,318)	(64,354,433)

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2010.

At June 30, 2010, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Tax	Tax	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

ProFund VP Bull	$84,397,911	$8,840,651	$(11,828,964)	$(2,988,313)
ProFund VP Small-Cap	5,033,107	29,831	(157,077)	(127,246)
ProFund VP Europe 30	30,579,964	6,179,233	(10,056,768)	(3,877,535)
ProFund VP Rising Rates Opportunity	51,725,662	–	(843)	(843)

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46 :: Expense Examples :: (unaudited)

As a ProFund VP shareholder, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution fees; and other ProFund VP expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a ProFund VP and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. These examples also do not reflect separate accounts or insurance contract fees and charges. If those fees were reflected, expenses would be higher.

These examples are based on an investment of $1,000 invested at January 1, 2010 and held for the entire period from January 1, 2010 through June 30, 2010.

The Actual Expense table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning	Ending Account	Expenses Paid	Expense Ratio
	Account Value	Value	During Period*	During Period
	1/1/10	6/30/10	1/1/10 - 6/30/10	1/1/10 - 6/30/10

ProFund VP Bull	$1,000.00	$922.40	$8.01	1.68%
ProFund VP Small-Cap	1,000.00	966.10	8.19	1.68%
ProFund VP Europe 30	1,000.00	826.00	7.61	1.68%
ProFund VP Rising Rates Opportunity	1,000.00	810.40	7.54	1.68%

*
Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning	Ending Account	Expenses Paid	Expense Ratio
	Account Value	Value	During Period*	During Period
	1/1/10	6/30/10	1/1/10 - 6/30/10	1/1/10 - 6/30/10

ProFund VP Bull	$1,000.00	$1,016.46	$8.40	1.68%
ProFund VP Small-Cap	1,000.00	1,016.46	8.40	1.68%
ProFund VP Europe 30	1,000.00	1,016.46	8.40	1.68%
ProFund VP Rising Rates Opportunity	1,000.00	1,016.46	8.40	1.68%

*
Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

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This report is submitted for the general information of the shareholders of the ProFunds VP. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 888-776-5717.

A description of the policies and procedures that the ProFunds VP uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 888-776-3637; and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the ProFund VP voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by calling toll-free 888-776-3637; and on the Commission’s website at sec.gov.

ProFunds VP file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holding for the Funds in this report are available without charge on the Commission’s website at sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

06/10

PROFUNDS®

ULTRA PROFUND VP
UltraBull

INVERSE PROFUND VP
Bear

SECTOR PROFUND VP
Biotechnology

NON-EQUITY PROFUND VP
Rising Rates Opportunity

JUNE 30, 2010

Semiannual Report

Table of Contents

i Message from the Chairman
1 Financial Statements and Financial Highlights
2 ProFund VP UltraBull
11 ProFund VP Bear
15 ProFund VP Biotechnology
19 ProFund VP Rising Rates Opportunity
23 Notes to Financial Statements
35 Expense Examples

Message from the Chairman

Dear Shareholder:

I am pleased to present the Semiannual Report to shareholders of ProFunds VP for the six months ended June 30, 2010.

Equities Relinquished a Portion of 2009 Gains

Following a strong recovery in 2009, U.S. stock prices reversed course during the first half of 2010. Large-cap and mid-cap stocks fell 6.7% and 1.4%, respectively, as measured by the S&P 500® and S&P MidCap 400® Indexes. Small-cap stocks tracked by the Russell 2000® Index declined 1.9%. Stock market volatility as measured by the CBOE VIX increased significantly, from 21.7 at the beginning of the year to 34.5 at the end of June.

Nearly all U.S. sectors gave up a portion of last year’s broadly based gains.The biggest lagging sectors included the oil and gas, technology, basic materials, telecommunications, semiconductor, and health care sectors. Only the real estate sector generated a positive return during the six-month period.

Most international stocks trailed their U.S. counterparts. Developed markets outside the U.S. and Canada fell 12.8%, as measured by the MSCI EAFE® Index. Emerging markets lost ground as well, shedding 10.7%, as measured by the BNY Mellon Emerging Markets 50 ADR Index.

Treasurys, Corporate Bonds, and the Dollar Strengthened

U.S. bonds posted gains during the period, with the 10-year and 30-year Treasury adding 9.9% and 15.7%, respectively, as measured by the Ryan Labs 10- and 30-Year Bond Indexes. Corporate bonds also performed well, as reflected by the 5.3% gain in the Barclays Capital U.S. Aggregate Bond Index. Finally, the dollar advanced 10.5% against a basket of six currencies, as tracked by the ICE U.S. Dollar Index.

We appreciate the trust you have placed in us by choosing ProFunds and look forward to continuing to serve your investing needs.

Sincerely,

Michael L. Sapir
Chairman of the Board of Trustees

All investment performance index figures above reflect total return performance. You may not invest directly in an index.

All investment performance index figures above reflect total return performance. You may not invest directly in an index.

i

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2 :: ProFund VP UltraBull :: Financial Statements

Investment Objective:   The ProFund VP UltraBull seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P 500 Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2010

Market Exposure
Investment Type	% of Net Assets

Equity Securities	7%
Futures Contracts	19%
Swap Agreements	176%

Total Exposure	202%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Exxon Mobil Corp.	0.2%
Apple Computer, Inc.	0.2%
Microsoft Corp.	0.1%
Procter & Gamble Co.	0.1%
Johnson & Johnson	0.1%

S&P 500 Index - Composition
% of Index

Consumer Non-Cyclical	22%
Financial	16%
Technology	13%
Communications	11%
Energy	11%
Industrial	11%
Consumer Cyclical	9%
Utilities	4%
Basic Materials	3%

Schedule of Portfolio Investments (unaudited)

Common Stocks (6.5%)
	Shares	Value

3M Co. (Miscellaneous Manufacturing)	112	$8,847
Abbott Laboratories (Pharmaceuticals)	244	11,414
Abercrombie & Fitch Co.—Class A (Retail)	12	368
Adobe Systems, Inc.* (Software)	82	2,167
Advanced Micro Devices, Inc.* (Semiconductors)	88	644
Aetna, Inc. (Healthcare-Services)	66	1,741
AFLAC, Inc. (Insurance)	74	3,158
Agilent Technologies, Inc.* (Electronics)	54	1,535
Air Products & Chemicals, Inc. (Chemicals)	32	2,074
Airgas, Inc. (Chemicals)	12	746
AK Steel Holding Corp. (Iron/Steel)	16	191
Akamai Technologies, Inc.* (Internet)	26	1,055
Alcoa, Inc. (Mining)	160	1,610
Allegheny Energy, Inc. (Electric)	26	538
Allegheny Technologies, Inc. (Iron/Steel)	14	619
Allergan, Inc. (Pharmaceuticals)	48	2,796
Allstate Corp. (Insurance)	84	2,413
Altera Corp. (Semiconductors)	46	1,141
Altria Group, Inc. (Agriculture)	330	6,613
Amazon.com, Inc.* (Internet)	54	5,900
Ameren Corp. (Electric)	36	856
American Electric Power, Inc. (Electric)	74	2,390
American Express Co. (Diversified Financial Services)	190	7,543
American International Group, Inc.* (Insurance)	20	689
American Tower Corp.* (Telecommunications)	62	2,759
Ameriprise Financial, Inc. (Diversified Financial Services)	40	1,445
AmerisourceBergen Corp. (Pharmaceuticals)	44	1,397
Amgen, Inc.* (Biotechnology)	150	7,890
Amphenol Corp.—Class A (Electronics)	26	1,021
Anadarko Petroleum Corp. (Oil & Gas)	78	2,815
Analog Devices, Inc. (Semiconductors)	46	1,282
AON Corp. (Insurance)	42	1,559
Apache Corp. (Oil & Gas)	52	4,378
Apartment Investment and Management Co.—Class A (REIT)	18	349
Apollo Group, Inc.—Class A* (Commercial Services)	18	764
Apple Computer, Inc.* (Computers)	144	36,220
Applied Materials, Inc. (Semiconductors)	212	2,548
Archer-Daniels-Midland Co. (Agriculture)	100	2,582
Assurant, Inc. (Insurance)	16	555
AT&T, Inc. (Telecommunications)	936	22,642
Autodesk, Inc.* (Software)	36	877
Automatic Data Processing, Inc. (Software)	78	3,140
AutoNation, Inc.* (Retail)	14	273
AutoZone, Inc.* (Retail)	4	773
Avalonbay Communities, Inc. (REIT)	12	1,120
Avery Dennison Corp. (Household Products/Wares)	16	514
Avon Products, Inc. (Cosmetics/Personal Care)	66	1,749
Baker Hughes, Inc. (Oil & Gas Services)	66	2,744
Ball Corp. (Packaging & Containers)	14	740
Bank of America Corp. (Banks)	1,590	22,848
Bank of New York Mellon Corp. (Banks)	192	4,740
Bard (C.R.), Inc. (Healthcare-Products)	14	1,085
Baxter International, Inc. (Healthcare-Products)	94	3,820
BB&T Corp. (Banks)	108	2,841
Becton, Dickinson & Co. (Healthcare-Products)	36	2,434
Bed Bath & Beyond, Inc.* (Retail)	40	1,483
Bemis Co., Inc. (Packaging & Containers)	16	432
Berkshire Hathaway, Inc.—Class B* (Insurance)	262	20,879
Best Buy Co., Inc. (Retail)	54	1,828
Big Lots, Inc.* (Retail)	12	385
Biogen Idec, Inc.* (Biotechnology)	42	1,993
BMC Software, Inc.* (Software)	28	970
Boeing Co. (Aerospace/Defense)	120	7,530
Boston Properties, Inc. (REIT)	22	1,569
Boston Scientific Corp.* (Healthcare-Products)	240	1,392
Bristol-Myers Squibb Co. (Pharmaceuticals)	272	6,784
Broadcom Corp.—Class A (Semiconductors)	68	2,242
Brown-Forman Corp. (Beverages)	16	916
C.H. Robinson Worldwide, Inc. (Transportation)	26	1,447
CA, Inc. (Software)	60	1,104
Cabot Oil & Gas Corp. (Oil & Gas)	16	501
Cameron International Corp.* (Oil & Gas Services)	38	1,236
Campbell Soup Co. (Food)	28	1,003
Capital One Financial Corp. (Diversified Financial Services)	72	2,902
Cardinal Health, Inc. (Pharmaceuticals)	56	1,882

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraBull :: 3

Common Stocks, continued
	Shares	Value

CareFusion Corp.* (Healthcare-Products)	28	$636
Carmax, Inc.* (Retail)	36	716
Carnival Corp.—Class A (Leisure Time)	68	2,056
Caterpillar, Inc. (Machinery-Construction & Mining)	98	5,887
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	42	572
CBS Corp.—Class B (Media)	106	1,371
Celgene Corp.* (Biotechnology)	72	3,659
CenterPoint Energy, Inc. (Electric)	64	842
CenturyTel, Inc. (Telecommunications)	46	1,532
Cephalon, Inc.* (Pharmaceuticals)	10	568
Cerner Corp.* (Software)	10	759
CF Industries Holdings, Inc. (Chemicals)	10	635
Chesapeake Energy Corp. (Oil & Gas)	102	2,137
Chevron Corp. (Oil & Gas)	318	21,579
Chubb Corp. (Insurance)	50	2,500
CIGNA Corp. (Insurance)	42	1,305
Cincinnati Financial Corp. (Insurance)	24	621
Cintas Corp. (Textiles)	20	479
Cisco Systems, Inc.* (Telecommunications)	904	19,264
Citigroup, Inc.* (Diversified Financial Services)	3,582	13,468
Citrix Systems, Inc.* (Software)	28	1,182
Cliffs Natural Resources, Inc. (Iron/Steel)	20	943
Clorox Co. (Household Products/Wares)	22	1,368
CME Group, Inc. (Diversified Financial Services)	10	2,815
CMS Energy Corp. (Electric)	36	527
Coach, Inc. (Apparel)	48	1,754
Coca-Cola Co. (Beverages)	364	18,244
Coca-Cola Enterprises, Inc. (Beverages)	50	1,293
Cognizant Technology Solutions Corp.* (Computers)	46	2,303
Colgate-Palmolive Co. (Cosmetics/Personal Care)	76	5,986
Comcast Corp.—Class A (Media)	446	7,747
Comerica, Inc. (Banks)	26	958
Computer Sciences Corp. (Computers)	24	1,086
Compuware Corp.* (Software)	34	271
ConAgra Foods, Inc. (Food)	70	1,632
ConocoPhillips (Oil & Gas)	234	11,487
CONSOL Energy, Inc. (Coal)	34	1,148
Consolidated Edison, Inc. (Electric)	44	1,896
Constellation Brands, Inc.* (Beverages)	30	469
Constellation Energy Group, Inc. (Electric)	30	968
Corning, Inc. (Telecommunications)	246	3,973
Costco Wholesale Corp. (Retail)	68	3,728
Coventry Health Care, Inc.* (Healthcare-Services)	22	389
CSX Corp. (Transportation)	60	2,978
Cummins, Inc. (Machinery-Diversified)	30	1,954
CVS Corp. (Retail)	214	6,274
D.R. Horton, Inc. (Home Builders)	42	413
Danaher Corp. (Miscellaneous Manufacturing)	82	3,044
Darden Restaurants, Inc. (Retail)	22	855
DaVita, Inc.* (Healthcare-Services)	16	999
Dean Foods Co.* (Food)	28	282
Deere & Co. (Machinery-Diversified)	66	3,675
Dell, Inc.* (Computers)	272	3,280
Denbury Resources, Inc.* (Oil & Gas)	62	908
DENTSPLY International, Inc. (Healthcare-Products)	22	658
Devon Energy Corp. (Oil & Gas)	70	4,264
DeVry, Inc. (Commercial Services)	8	420
Diamond Offshore Drilling, Inc. (Oil & Gas)	10	622
DIRECTV—Class A* (Media)	144	4,884
Discover Financial Services (Diversified Financial Services)	86	1,202
Discovery Communications, Inc.—Class A* (Media)	44	1,571
Dominion Resources, Inc. (Electric)	94	3,642
Dover Corp. (Miscellaneous Manufacturing)	28	1,170
Dr.Pepper Snapple Group, Inc. (Beverages)	38	1,421
DTE Energy Co. (Electric)	26	1,186
Duke Energy Corp. (Electric)	208	3,328
Dun & Bradstreet Corp. (Software)	6	403
E*TRADE Financial Corp.* (Diversified Financial Services)	30	355
E.I. du Pont de Nemours & Co. (Chemicals)	142	4,912
Eastman Chemical Co. (Chemicals)	10	534
Eastman Kodak Co.* (Miscellaneous Manufacturing)	42	182
Eaton Corp. (Miscellaneous Manufacturing)	26	1,701
eBay, Inc.* (Internet)	180	3,530
Ecolab, Inc. (Chemicals)	36	1,617
Edison International (Electric)	50	1,586
El Paso Corp. (Pipelines)	110	1,222
Electronic Arts, Inc.* (Software)	50	720
Eli Lilly & Co. (Pharmaceuticals)	160	5,360
EMC Corp.* (Computers)	324	5,929
Emerson Electric Co. (Electrical Components & Equipment)	118	5,155
Entergy Corp. (Electric)	30	2,149
EOG Resources, Inc. (Oil & Gas)	40	3,935
EQT Corp. (Oil & Gas)	22	795
Equifax, Inc. (Commercial Services)	20	561
Equity Residential Properties Trust (REIT)	44	1,832
Exelon Corp. (Electric)	104	3,949
Expedia, Inc. (Internet)	32	601
Expeditors International of Washington, Inc. (Transportation)	32	1,104
Express Scripts, Inc.* (Pharmaceuticals)	86	4,044
Exxon Mobil Corp. (Oil & Gas)	801	45,730
Family Dollar Stores, Inc. (Retail)	20	754
Fastenal Co. (Distribution/Wholesale)	20	1,004
Federated Investors, Inc.—Class B (Diversified Financial Services)	14	290
FedEx Corp. (Transportation)	48	3,365
Fidelity National Information Services, Inc. (Software)	52	1,395
Fifth Third Bancorp (Banks)	124	1,524
First Horizon National Corp.* (Banks)	36	418
First Solar, Inc.* (Energy-Alternate Sources)	6	683
FirstEnergy Corp. (Electric)	48	1,691
Fiserv, Inc.* (Software)	24	1,096
FLIR Systems, Inc.* (Electronics)	24	698
Flowserve Corp. (Machinery-Diversified)	8	678
Fluor Corp. (Engineering & Construction)	28	1,190
FMC Corp. (Chemicals)	10	574
FMC Technologies, Inc.* (Oil & Gas Services)	18	948
Ford Motor Co.* (Auto Manufacturers)	538	5,423
Forest Laboratories, Inc.* (Pharmaceuticals)	46	1,262
Fortune Brands, Inc. (Household Products/Wares)	24	940
Franklin Resources, Inc. (Diversified Financial Services)	22	1,896
Freeport-McMoRan Copper & Gold, Inc.—Class B (Mining)	74	4,376
Frontier Communications Corp. (Telecommunications)	48	341
GameStop Corp.—Class A* (Retail)	24	451
Gannett Co., Inc. (Media)	36	485
General Dynamics Corp. (Aerospace/Defense)	60	3,514
General Electric Co. (Miscellaneous Manufacturing)	1,692	24,399
General Mills, Inc. (Food)	104	3,694
Genuine Parts Co. (Distribution/Wholesale)	24	947
Genworth Financial, Inc.—Class A* (Diversified Financial Services)	76	993
Genzyme Corp.* (Biotechnology)	42	2,132
Gilead Sciences, Inc.* (Pharmaceuticals)	140	4,799
Goodrich Corp. (Aerospace/Defense)	18	1,193
Google, Inc.—Class A* (Internet)	38	16,908
H & R Block, Inc. (Commercial Services)	52	816
Halliburton Co. (Oil & Gas Services)	142	3,486

See accompanying notes to the financial statements.

4 :: ProFund VP UltraBull :: Financial Statements

Common Stocks, continued
	Shares	Value

Harley-Davidson, Inc. (Leisure Time)	36	$800
Harman International Industries, Inc.* (Home Furnishings)	10	299
Harris Corp. (Telecommunications)	20	833
Hartford Financial Services Group, Inc. (Insurance)	70	1,549
Hasbro, Inc. (Toys/Games/Hobbies)	20	822
HCP, Inc. (REIT)	46	1,483
Health Care REIT, Inc. (REIT)	18	758
Heinz (H.J.) Co. (Food)	50	2,161
Helmerich & Payne, Inc. (Oil & Gas)	16	584
Hess Corp. (Oil & Gas)	46	2,316
Hewlett-Packard Co. (Computers)	368	15,927
Home Depot, Inc. (Retail)	266	7,467
Honeywell International, Inc. (Miscellaneous Manufacturing)	120	4,684
Hormel Foods Corp. (Food)	10	405
Hospira, Inc.* (Pharmaceuticals)	26	1,494
Host Marriott Corp. (REIT)	104	1,402
Hudson City Bancorp, Inc. (Savings & Loans)	74	906
Humana, Inc.* (Healthcare-Services)	26	1,187
Huntington Bancshares, Inc. (Banks)	112	620
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	60	2,477
Integrys Energy Group, Inc. (Electric)	12	525
Intel Corp. (Semiconductors)	880	17,116
Intercontinental Exchange, Inc.* (Diversified Financial Services)	10	1,130
International Business Machines Corp. (Computers)	202	24,943
International Flavors & Fragrances, Inc. (Chemicals)	12	509
International Game Technology (Entertainment)	46	722
International Paper Co. (Forest Products & Paper)	68	1,539
Interpublic Group of Cos., Inc.* (Advertising)	76	542
Intuit, Inc.* (Software)	48	1,669
Intuitive Surgical, Inc.* (Healthcare-Products)	6	1,894
Invesco, Ltd. (Diversified Financial Services)	74	1,245
Iron Mountain, Inc. (Commercial Services)	28	629
ITT Industries, Inc. (Miscellaneous Manufacturing)	28	1,258
J.C. Penney Co., Inc. (Retail)	36	773
J.P. Morgan Chase & Co. (Diversified Financial Services)	630	23,064
Jabil Circuit, Inc. (Electronics)	30	399
Jacobs Engineering Group, Inc.* (Engineering & Construction)	18	656
Janus Capital Group, Inc. (Diversified Financial Services)	28	249
JDS Uniphase Corp.* (Telecommunications)	34	335
JM Smucker Co. (Food)	18	1,084
Johnson & Johnson (Healthcare-Products)	436	25,750
Johnson Controls, Inc. (Auto Parts & Equipment)	106	2,848
Juniper Networks, Inc.* (Telecommunications)	82	1,871
Kellogg Co. (Food)	40	2,012
KeyCorp (Banks)	138	1,061
Kimberly-Clark Corp. (Household Products/Wares)	64	3,880
Kimco Realty Corp. (REIT)	64	860
King Pharmaceuticals, Inc.* (Pharmaceuticals)	38	288
KLA -Tencor Corp. (Semiconductors)	26	725
Kohls Corp.* (Retail)	48	2,280
Kraft Foods, Inc. (Food)	276	7,728
Kroger Co. (Food)	102	2,008
L-3 Communications Holdings, Inc. (Aerospace/Defense)	18	1,275
Laboratory Corp. of America Holdings* (Healthcare-Services)	16	1,206
Legg Mason, Inc. (Diversified Financial Services)	26	729
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	22	441
Lennar Corp.—Class A (Home Builders)	24	334
Leucadia National Corp.* (Holding Companies-Diversified)	30	585
Lexmark International, Inc.—Class A* (Computers)	12	396
Life Technologies Corp.* (Biotechnology)	28	1,323
Limited, Inc. (Retail)	42	927
Lincoln National Corp. (Insurance)	46	1,117
Linear Technology Corp. (Semiconductors)	34	946
Lockheed Martin Corp. (Aerospace/Defense)	48	3,576
Loews Corp. (Insurance)	54	1,799
Lorillard, Inc. (Agriculture)	24	1,728
Lowe’s Cos., Inc. (Retail)	226	4,615
LSI Logic Corp.* (Semiconductors)	102	469
M&T Bank Corp. (Banks)	12	1,019
Macy’s, Inc. (Retail)	66	1,181
Marathon Oil Corp. (Oil & Gas)	112	3,482
Marriott International, Inc.—Class A (Lodging)	40	1,198
Marsh & McLennan Cos., Inc. (Insurance)	84	1,894
Marshall & Ilsley Corp. (Banks)	82	589
Masco Corp. (Building Materials)	56	603
Massey Energy Co. (Coal)	16	438
MasterCard, Inc.—Class A (Software)	14	2,793
Mattel, Inc. (Toys/Games/Hobbies)	56	1,185
McAfee, Inc.* (Internet)	24	737
McCormick & Co., Inc. (Food)	20	759
McDonald’s Corp. (Retail)	170	11,198
McGraw-Hill Cos., Inc. (Media)	50	1,407
McKesson Corp. (Commercial Services)	42	2,821
Mead Johnson Nutrition Co.—Class A (Pharmaceuticals)	32	1,604
MeadWestvaco Corp. (Forest Products & Paper)	26	577
Medco Health Solutions, Inc.* (Pharmaceuticals)	72	3,966
Medtronic, Inc. (Healthcare-Products)	174	6,311
MEMC Electronic Materials, Inc.* (Semiconductors)	36	356
Merck & Co., Inc. (Pharmaceuticals)	494	17,275
Meredith Corp. (Media)	4	125
MetLife, Inc. (Insurance)	128	4,833
MetroPCS Communications, Inc.* (Telecommunications)	40	328
Microchip Technology, Inc. (Semiconductors)	28	777
Micron Technology, Inc.* (Semiconductors)	134	1,138
Microsoft Corp. (Software)	1,208	27,796
Millipore Corp.* (Biotechnology)	8	853
Molex, Inc. (Electrical Components & Equipment)	20	365
Molson Coors Brewing Co.—Class B (Beverages)	24	1,017
Monsanto Co. (Agriculture)	86	3,975
Monster Worldwide, Inc.* (Internet)	18	210
Moody’s Corp. (Commercial Services)	30	598
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	220	5,106
Motorola, Inc.* (Telecommunications)	368	2,399
Murphy Oil Corp. (Oil & Gas)	30	1,486
Mylan Laboratories, Inc.* (Pharmaceuticals)	48	818
Nabors Industries, Ltd.* (Oil & Gas)	44	775
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	22	391
National Semiconductor Corp. (Semiconductors)	36	485
National-Oilwell Varco, Inc. (Oil & Gas Services)	66	2,183
NetApp, Inc.* (Computers)	54	2,015
Newell Rubbermaid, Inc. (Housewares)	44	644
Newmont Mining Corp. (Mining)	76	4,692
News Corp.—Class A (Media)	356	4,258
NextEra Energy, Inc. (Electric)	64	3,121
Nicor, Inc. (Gas)	6	243
NIKE, Inc.—Class B (Apparel)	60	4,053
NiSource, Inc. (Electric)	42	609

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraBull :: 5

Common Stocks, continued
	Shares	Value

Noble Energy, Inc. (Oil & Gas)	26	$1,569
Nordstrom, Inc. (Retail)	26	837
Norfolk Southern Corp. (Transportation)	58	3,077
Northeast Utilities System (Electric)	26	662
Northern Trust Corp. (Banks)	38	1,775
Northrop Grumman Corp. (Aerospace/Defense)	46	2,504
Novell, Inc.* (Software)	54	307
Novellus Systems, Inc.* (Semiconductors)	14	355
NRG Energy, Inc.* (Electric)	40	848
Nucor Corp. (Iron/Steel)	48	1,837
NVIDIA Corp.* (Semiconductors)	90	919
NYSE Euronext (Diversified Financial Services)	40	1,105
O’Reilly Automotive, Inc.* (Retail)	20	951
Occidental Petroleum Corp. (Oil & Gas)	128	9,875
Office Depot, Inc.* (Retail)	42	170
Omnicom Group, Inc. (Advertising)	48	1,646
ONEOK, Inc. (Gas)	16	692
Oracle Corp. (Software)	620	13,305
Owens-Illinois, Inc.* (Packaging & Containers)	26	688
PACCAR, Inc. (Auto Manufacturers)	56	2,233
Pactiv Corp.* (Packaging & Containers)	20	557
Pall Corp. (Miscellaneous Manufacturing)	18	619
Parker Hannifin Corp. (Miscellaneous Manufacturing)	24	1,331
Patterson Cos., Inc. (Healthcare-Products)	14	399
Paychex, Inc. (Commercial Services)	50	1,299
Peabody Energy Corp. (Coal)	42	1,643
People’s United Financial, Inc. (Banks)	58	783
Pepco Holdings, Inc. (Electric)	34	533
PepsiCo, Inc. (Beverages)	254	15,481
PerkinElmer, Inc. (Electronics)	18	372
Pfizer, Inc. (Pharmaceuticals)	1,278	18,224
PG&E Corp. (Electric)	58	2,384
Philip Morris International, Inc. (Commercial Services)	292	13,385
Pinnacle West Capital Corp. (Electric)	16	582
Pioneer Natural Resources Co. (Oil & Gas)	18	1,070
Pitney Bowes, Inc. (Office/Business Equipment)	32	703
Plum Creek Timber Co., Inc. (Forest Products & Paper)	24	829
PNC Financial Services Group (Banks)	82	4,633
Polo Ralph Lauren Corp. (Apparel)	8	584
PPG Industries, Inc. (Chemicals)	26	1,571
PPL Corp. (Electric)	74	1,846
Praxair, Inc. (Chemicals)	48	3,648
Precision Castparts Corp. (Metal Fabricate/Hardware)	22	2,264
Priceline.com, Inc.* (Internet)	6	1,059
Principal Financial Group, Inc. (Insurance)	50	1,172
Procter & Gamble Co. (Cosmetics/Personal Care)	456	27,351
Progress Energy, Inc. (Electric)	44	1,726
Progressive Corp. (Insurance)	106	1,984
ProLogis (REIT)	74	750
Prudential Financial, Inc. (Insurance)	72	3,864
Public Service Enterprise Group, Inc. (Electric)	80	2,506
Public Storage, Inc. (REIT)	20	1,758
Pulte Group, Inc.* (Home Builders)	50	414
QLogic Corp.* (Semiconductors)	16	266
Qualcomm, Inc. (Telecommunications)	258	8,473
Quanta Services, Inc.* (Commercial Services)	32	661
Quest Diagnostics, Inc. (Healthcare-Services)	22	1,095
Questar Corp. (Pipelines)	26	1,183
Qwest Communications International, Inc. (Telecommunications)	236	1,239
R.R. Donnelley & Sons Co. (Commercial Services)	32	524
RadioShack Corp. (Retail)	18	351
Range Resources Corp. (Oil & Gas)	24	964
Raytheon Co. (Aerospace/Defense)	60	2,903
Red Hat, Inc.* (Software)	28	810
Regions Financial Corp. (Banks)	188	1,237
Republic Services, Inc. (Environmental Control)	50	1,486
Reynolds American, Inc. (Agriculture)	26	1,355
Robert Half International, Inc. (Commercial Services)	22	518
Rockwell Automation, Inc. (Machinery-Diversified)	22	1,080
Rockwell Collins, Inc. (Aerospace/Defense)	24	1,275
Roper Industries, Inc. (Miscellaneous Manufacturing)	14	783
Ross Stores, Inc. (Retail)	18	959
Rowan Cos., Inc.* (Oil & Gas)	18	395
Ryder System, Inc. (Transportation)	8	322
Safeway, Inc. (Food)	60	1,180
SAIC, Inc.* (Commercial Services)	46	770
Salesforce.com, Inc.* (Software)	16	1,373
SanDisk Corp.* (Computers)	36	1,515
Sara Lee Corp. (Food)	104	1,466
SCANA Corp. (Electric)	16	572
Schlumberger, Ltd. (Oil & Gas Services)	188	10,404
Scripps Networks Interactive—Class A (Entertainment)	14	565
Sealed Air Corp. (Packaging & Containers)	24	473
Sears Holdings Corp.* (Retail)	6	388
Sempra Energy (Gas)	38	1,778
Sherwin-Williams Co. (Chemicals)	14	969
Sigma-Aldrich Corp. (Chemicals)	18	897
Simon Property Group, Inc. (REIT)	46	3,714
SLM Corp.* (Diversified Financial Services)	76	790
Smith International, Inc. (Oil & Gas Services)	38	1,431
Snap-on, Inc. (Hand/Machine Tools)	8	327
Southern Co. (Electric)	130	4,326
Southwest Airlines Co. (Airlines)	116	1,289
Southwestern Energy Co.* (Oil & Gas)	54	2,087
Spectra Energy Corp. (Pipelines)	102	2,047
Sprint Nextel Corp.* (Telecommunications)	472	2,001
St. Jude Medical, Inc.* (Healthcare-Products)	50	1,804
Stanley Black & Decker, Inc. (Hand/Machine Tools)	24	1,212
Staples, Inc. (Retail)	114	2,172
Starbucks Corp. (Retail)	118	2,867
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	30	1,243
State Street Corp. (Banks)	78	2,638
Stericycle, Inc.* (Environmental Control)	12	787
Stryker Corp. (Healthcare-Products)	44	2,203
Sunoco, Inc. (Oil & Gas)	18	626
SunTrust Banks, Inc. (Banks)	78	1,817
SuperValu, Inc. (Food)	32	347
Symantec Corp.* (Internet)	126	1,749
Sysco Corp. (Food)	92	2,628
T. Rowe Price Group, Inc. (Diversified Financial Services)	40	1,776
Target Corp. (Retail)	116	5,704
TECO Energy, Inc. (Electric)	32	482
Tellabs, Inc. (Telecommunications)	60	383
Tenet Healthcare Corp.* (Healthcare-Services)	68	295
Teradata Corp.* (Computers)	26	792
Teradyne, Inc.* (Semiconductors)	28	273
Tesoro Petroleum Corp. (Oil & Gas)	22	257
Texas Instruments, Inc. (Semiconductors)	192	4,470
Textron, Inc. (Miscellaneous Manufacturing)	42	713
The AES Corp.* (Electric)	104	961
The Charles Schwab Corp. (Diversified Financial Services)	154	2,184
The Dow Chemical Co. (Chemicals)	182	4,317
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	18	1,003

See accompanying notes to the financial statements.

6 :: ProFund VP UltraBull :: Financial Statements

Common Stocks, continued
	Shares	Value

The Gap, Inc. (Retail)	70	$1,362
The Goldman Sachs Group, Inc. (Diversified Financial Services)	80	10,502
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	38	378
The Hershey Co. (Food)	26	1,246
The New York Times Co.—Class A* (Media)	18	156
The Travelers Cos., Inc. (Insurance)	78	3,841
The Williams Cos., Inc. (Pipelines)	92	1,682
Thermo Fisher Scientific, Inc.* (Electronics)	64	3,139
Tiffany & Co. (Retail)	20	758
Time Warner Cable, Inc. (Media)	56	2,916
Time Warner, Inc. (Media)	180	5,204
Titanium Metals Corp.* (Mining)	12	211
TJX Cos., Inc. (Retail)	64	2,685
Torchmark Corp. (Insurance)	12	594
Total System Services, Inc. (Software)	30	408
Tyson Foods, Inc.—Class A (Food)	48	787
U.S. Bancorp (Banks)	302	6,750
Union Pacific Corp. (Transportation)	80	5,561
United Parcel Service, Inc.—Class B (Transportation)	156	8,875
United States Steel Corp. (Iron/Steel)	22	848
United Technologies Corp. (Aerospace/Defense)	146	9,477
UnitedHealth Group, Inc. (Healthcare-Services)	180	5,112
UnumProvident Corp. (Insurance)	52	1,128
Urban Outfitters, Inc.* (Retail)	20	688
V.F. Corp. (Apparel)	12	854
Valero Energy Corp. (Oil & Gas)	88	1,582
Varian Medical Systems, Inc.* (Healthcare-Products)	18	941
Ventas, Inc. (REIT)	24	1,127
VeriSign, Inc.* (Internet)	28	743
Verizon Communications, Inc. (Telecommunications)	446	12,497
Viacom, Inc.—Class B (Media)	96	3,012
Visa, Inc.—Class A (Commercial Services)	70	4,952
Vornado Realty Trust (REIT)	24	1,751
Vulcan Materials Co. (Building Materials)	20	877
W.W. Grainger, Inc. (Distribution/Wholesale)	8	796
Wal-Mart Stores, Inc. (Retail)	328	15,767
Walgreen Co. (Retail)	154	4,112
Walt Disney Co. (Media)	310	9,765
Washington Post Co.—Class B (Media)	2	821
Waste Management, Inc. (Environmental Control)	76	2,378
Waters Corp.* (Electronics)	14	906
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	16	649
WellPoint, Inc.* (Healthcare-Services)	66	3,229
Wells Fargo & Co. (Banks)	824	21,094
Western Digital Corp.* (Computers)	36	1,086
Western Union Co. (Commercial Services)	106	1,580
Weyerhaeuser Co. (Forest Products & Paper)	32	1,126
Whirlpool Corp. (Home Furnishings)	10	878
Whole Foods Market, Inc.* (Food)	26	937
Windstream Corp. (Telecommunications)	76	803
Wisconsin Energy Corp. (Electric)	18	913
Wyndham Worldwide Corp. (Lodging)	28	564
Wynn Resorts, Ltd. (Lodging)	10	763
Xcel Energy, Inc. (Electric)	72	1,484
Xerox Corp. (Office/Business Equipment)	218	1,753
Xilinx, Inc. (Semiconductors)	42	1,061
XL Capital, Ltd.—Class A (Insurance)	54	865
Yahoo!, Inc.* (Internet)	186	2,572
YUM! Brands, Inc. (Retail)	74	2,889
Zimmer Holdings, Inc.* (Healthcare-Products)	32	1,730
Zions Bancorp (Banks)	24	518

TOTAL COMMON STOCKS
(Cost $756,390)		1,457,706

Repurchase Agreements (111.1%)
	Principal
	Amount	Value

Bank of America, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $8,343,000 (Collateralized by $7,953,300 U.S. Treasury Notes, 3.63%, 8/15/19, market value $8,510,030)	$8,343,000	$8,343,000
Deutsche Bank, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $1,226,000 (Collateralized by $1,254,000 Federal National Mortgage Association, 0.28%‡, 1/24/11, market value $1,252,036)	1,226,000	1,226,000
HSBC, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $15,015,000 (Collateralized by $15,306,000 of various U.S. Government Agency Obligations, 0.18%–1.63%, 3/9/11–5/4/12, market value $15,317,259)	15,015,000	15,015,000
UBS, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $159,000 (Collateralized by $149,000 Federal National Mortgage Association, 5.25%, 8/1/12, market value $163,900)	159,000	159,000
UMB, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $271,000 (Collateralized by $274,000 U.S. Treasury Notes, 2.00%, 9/30/10, market value $276,599)	271,000	271,000

TOTAL REPURCHASE AGREEMENTS
(Cost $25,014,000)		25,014,000

TOTAL INVESTMENT SECURITIES
(Cost $25,770,390)—117.6%		26,471,706
Net other assets (liabilities)—(17.6)%		(3,957,937)

NET ASSETS—100.0%		$22,513,769

*	Non-income producing security
+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of June 30, 2010, the aggregate amount held in a segregated account was $8,860,000.

‡	Represents the effective yield or interest rate in effect at June 30, 2010.

Futures Contracts Purchased

		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini S&P 500 Futures Contract expiring 9/20/10 (Underlying notional amount at value $4,206,600)	82	$(317,308)

Swap Agreements

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500 Index	$7,540,338	$(319,882)
Equity Index Swap Agreement with UBS AG, based on the S&P 500 Index	32,175,140	(1,745,959)

		$(2,065,841)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraBull :: 7

ProFund VP UltraBull invested in the following industries as of June 30, 2010:

		% of
	Value	Net Assets

Advertising	$2,188	NM
Aerospace/Defense	33,247	0.2%
Agriculture	16,253	0.1%
Airlines	1,289	NM
Apparel	7,245	NM
Auto Manufacturers	7,656	NM
Auto Parts & Equipment	3,226	NM
Banks	77,863	0.4%
Beverages	38,841	0.2%
Biotechnology	17,850	0.1%
Building Materials	1,480	NM
Chemicals	23,003	0.1%
Coal	3,229	NM
Commercial Services	30,298	0.1%
Computers	95,492	0.4%
Cosmetics/Personal Care	36,089	0.2%
Distribution/Wholesale	2,747	NM
Diversified Financial Services	81,180	0.4%
Electric	49,628	0.2%
Electrical Components & Equipment	5,520	NM
Electronics	8,070	NM
Energy-Alternate Sources	683	NM
Engineering & Construction	1,846	NM
Entertainment	1,287	NM
Environmental Control	4,651	NM
Food	31,359	0.2%
Forest Products & Paper	4,071	NM
Gas	2,713	NM
Hand/Machine Tools	1,539	NM
Healthcare-Products	51,057	0.2%
Healthcare-Services	15,253	0.1%
Holding Companies-Diversified	585	NM
Home Builders	1,161	NM
Home Furnishings	1,177	NM
Household Products/Wares	6,702	NM
Housewares	644	NM
Insurance	58,319	0.3%
Internet	35,064	0.2%
Iron/Steel	4,438	NM
Leisure Time	2,856	NM
Lodging	3,768	NM
Machinery-Construction & Mining	5,887	NM
Machinery-Diversified	7,387	NM
Media	43,722	0.2%
Metal Fabricate/Hardware	2,264	NM
Mining	10,889	0.1%
Miscellaneous Manufacturing	51,649	0.2%
Office/Business Equipment	2,456	NM
Oil & Gas	126,219	0.6%
Oil & Gas Services	22,432	0.1%
Packaging & Containers	2,890	NM
Pharmaceuticals	84,624	0.4%
Pipelines	6,134	NM
REIT	18,473	0.1%
Real Estate	572	NM
Retail	88,989	0.4%
Savings & Loans	906	NM
Semiconductors	37,213	0.2%
Software	62,545	0.3%
Telecommunications	81,673	0.4%
Textiles	479	NM
Toys/Games/Hobbies	2,007	NM
Transportation	26,729	0.1%
Other**	21,056,063	93.5%

Total	$22,513,769	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

8 :: ProFund VP UltraBull :: Financial Statements

Statement of Assets and Liabilities (unaudited) :: June 30, 2010

Assets:
Total Investment Securities, at cost	$25,770,390

Securities, at value	1,457,706
Repurchase agreements, at value	25,014,000

Total Investment Securities, at value	26,471,706
Segregated cash balances with brokers for futures contracts	473,140
Dividends receivable	2,709
Receivable for capital shares issued	11,272
Prepaid expenses	260

Total Assets	26,959,087

Liabilities:
Cash overdraft	4,497
Payable for capital shares redeemed	2,289,938
Unrealized loss on swap agreements	2,065,841
Variation margin on futures contracts	45,100
Advisory fees payable	9,709
Management services fees payable	1,294
Administration fees payable	663
Administrative services fees payable	5,936
Distribution fees payable	8,152
Trustee fees payable	1
Transfer agency fees payable	2,300
Fund accounting fees payable	1,438
Compliance services fees payable	108
Other accrued expenses	10,341

Total Liabilities	4,445,318

Net Assets	$22,513,769

Net Assets consist of:
Capital	$56,950,404
Accumulated net investment income (loss)	(103,517)
Accumulated net realized gains (losses) on investments	(32,651,285)
Net unrealized appreciation (depreciation) on investments	(1,681,833)

Net Assets	$22,513,769

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,814,996

Net Asset Value (offering and redemption price per share)	$8.00

Statement of Operations (unaudited) :: For the six months ended June 30, 2010

Investment Income:
Dividends	$90,000
Interest	5,488

Total Investment Income	95,488

Expenses:
Advisory fees	88,842
Management services fees	11,845
Administration fees	4,247
Transfer agency fees	6,143
Administrative services fees	29,262
Distribution fees	29,614
Custody fees	13,082
Fund accounting fees	9,844
Trustee fees	145
Compliance services fees	83
Other fees	11,641

Total Gross Expenses before reductions	204,748
Less Expenses reduced by the Advisor	(5,743)

Total Net Expenses	199,005

Net Investment Income (Loss)	(103,517)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	1,351,623
Net realized gains (losses) on futures contracts	(893,617)
Net realized gains (losses) on swap agreements	(557,227)
Change in net unrealized appreciation/depreciation on investments	(4,582,597)

Net Realized and Unrealized Gains (Losses) on Investments	(4,681,818)

Change in Net Assets Resulting from Operations	$(4,785,335)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraBull :: 9

Statements of Changes in Net Assets

	For the
	six months ended	For the
	June 30, 2010	year ended
	(unaudited)	December 31, 2009

From Investment Activities: Operations:
Net investment income (loss)	$(103,517)	$(45,747)
Net realized gains (losses) on investments	(99,221)	5,949,346
Change in net unrealized appreciation/depreciation on investments	(4,582,597)	(5,411,542)

Change in net assets resulting from operations	(4,785,335)	5,392,057

Distributions to Shareholders From:
Net investment income	—	(225,919)

Change in net assets resulting from distributions	—	(225,919)

Capital Transactions:
Proceeds from shares issued	427,937,764	456,658,409
Dividends reinvested	—	225,919
Value of shares redeemed	(428,011,876)	(486,960,323)

Change in net assets resulting from capital transactions	(74,112)	(30,075,995)

Change in net assets	(4,859,447)	(24,909,857)
Net Assets:
Beginning of period	27,373,216	52,283,073

End of period	$22,513,769	$27,373,216

Accumulated net investment income (loss)	$(103,517)	$—

Share Transactions:
Issued	44,725,912	59,607,711
Reinvested	—	25,702
Redeemed	(44,760,410)	(64,564,429)

Change in shares	(34,498)	(4,931,016)

See accompanying notes to the financial statements.

10 :: ProFund VP UltraBull :: Financial Highlights

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the
	six months ended	For the	For the	For the	For the	For the
	June 30, 2010	year ended	year ended	year ended	year ended	year ended
	(unaudited)	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$9.61	$6.72	$21.04	$23.84	$20.65	$22.84

Investment Activities:
Net investment income (loss)(a)	(0.04)	(0.02)	0.09	0.21	0.16	0.05
Net realized and unrealized gains (losses) on investments	(1.57)	3.01	(14.12)	0.12	4.40	0.49

Total income (loss) from investment activities	(1.61)	2.99	(14.03)	0.33	4.56	0.54

Distributions to Shareholders From:
Net investment income	—	(0.10)	(0.29)	(0.18)	(0.09)	(0.02)
Net realized gains on investments	—	—	—	(2.95)	(1.28)	(2.71)

Total distributions	—	(0.10)	(0.29)	(3.13)	(1.37)	(2.73)

Net Asset Value, End of Period	$8.00	$9.61	$6.72	$21.04	$23.84	$20.65

Total Return	(16.75)% (b)	44.64%	(67.40)%	0.85%	23.06%	2.61%

Ratios to Average Net Assets:
Gross expenses(c)	1.73%	1.78%	1.81%	1.68%	1.75%	1.88%
Net expenses(c)	1.68%	1.66%	1.63%	1.63%	1.72%	1.88%
Net investment income (loss)(c)	(0.87)%	(0.21)%	0.67%	0.88%	0.74%	0.24%

Supplemental Data:
Net assets, end of period (000’s)	$22,514	$27,373	$52,283	$61,911	$70,430	$51,738
Portfolio turnover rate(d)	838% (b)	629%	909%	916%	1,411%	681%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Bear :: 11

Investment Objective:   The ProFund VP Bear seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the S&P 500 Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2010

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(15)%
Swap Agreements	(84)%

Total Exposure	(99)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The ProFund VP Bear primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P 500 Index - Composition
% of Index

Consumer Non-Cyclical	22%
Financial	16%
Technology	13%
Communications	11%
Energy	11%
Industrial	11%
Consumer Cyclical	9%
Utilities	4%
Basic Materials	3%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements (95.7%)
	Principal
	Amount	Value

Bank of America, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $9,919,000 (Collateralized by $9,341,800 of various U.S. Treasury Notes, 3.63%–3.75%, 11/15/18–8/15/19, market value $10,117,537)	$9,919,000	$9,919,000
Deutsche Bank, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $9,919,000 (Collateralized by $10,135,000 Federal National Mortgage Association, 0.28%‡, 1/24/11, market value $10,119,127)	9,919,000	9,919,000
HSBC, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $9,919,000 (Collateralized by $10,137,000 of various U.S. Government Agency Obligations, 0.18%–1.00%, 5/19/11–1/25/12, market value $10,122,819)	9,919,000	9,919,000
UBS, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $9,919,000 (Collateralized by $9,199,000 Federal National Mortgage Association, 5.25%, 8/1/12, market value $10,118,900)	9,919,000	9,919,000
UMB, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $9,916,000 (Collateralized by $10,067,600 of various U.S. Treasury Notes, 0.88%–2.38%, 8/31/10–12/31/10, market value $10,114,553)	9,916,000	9,916,000

TOTAL REPURCHASE AGREEMENTS
(Cost $49,592,000)	49,592,000

TOTAL INVESTMENT SECURITIES
(Cost $49,592,000)—95.7%	49,592,000
Net other assets (liabilities)—4.3%	2,244,610

NET ASSETS—100.0%	$51,836,610

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of June 30, 2010, the aggregate amount held in a segregated account was $9,160,000.
‡	Represents the effective yield or interest rate in effect at June 30, 2010.

Futures Contracts Sold
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini S&P 500 Futures Contract expiring 9/20/10 (Underlying notional amount at value $8,002,800)	156	$355,867

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500 Index	$(2,660,031)	$26,880
Equity Index Swap Agreement with UBS AG, based on the S&P 500 Index	(40,858,451)	393,747

		$420,627

See accompanying notes to the financial statements.

12 :: ProFund VP Bear :: Financial Statements

Statement of Assets and Liabilities (unaudited) :: June 30, 2010

Assets:
Total Investment Securities, at cost	$49,592,000

Repurchase agreements, at value	49,592,000

Total Investment Securities, at value	49,592,000
Cash	9,919
Segregated cash balances with brokers for futures contracts	716,384
Unrealized gain on swap agreements	421,078
Receivable for capital shares issued	1,148,076
Variation margin on futures contracts	90,406
Prepaid expenses	633

Total Assets	51,978,496

Liabilities:
Payable for capital shares redeemed	32,523
Advisory fees payable	34,530
Management services fees payable	4,605
Administration fees payable	1,971
Administrative services fees payable	16,090
Distribution fees payable	13,616
Trustee fees payable	3
Transfer agency fees payable	5,525
Fund accounting fees payable	4,277
Compliance services fees payable	270
Other accrued expenses	28,025

Total Liabilities	141,435

Net Assets	$51,837,061

Net Assets consist of:
Capital	$102,660,995
Accumulated net investment income (loss)	(369,702)
Accumulated net realized gains (losses) on investments	(51,231,176)
Net unrealized appreciation (depreciation) on investments	776,944

Net Assets	$51,837,061

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,017,689

Net Asset Value (offering and redemption price per share)	$25.69

Statement of Operations (unaudited) :: For the six months ended June 30, 2010

Investment Income:
Interest	$20,885

Expenses:
Advisory fees	174,369
Management services fees	23,249
Administration fees	9,015
Transfer agency fees	13,437
Administrative services fees	72,213
Distribution fees	58,123
Custody fees	2,679
Fund accounting fees	18,171
Trustee fees	250
Compliance services fees	219
Other fees	23,380

Total Gross Expenses before reductions	395,105
Less Expenses reduced by the Advisor	(4,518)

Total Net Expenses	390,587

Net Investment Income (Loss)	(369,702)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(7,124)
Net realized gains (losses) on futures contracts	(1,074,499)
Net realized gains (losses) on swap agreements	1,031,878
Change in net unrealized appreciation/depreciation on investments	467,755

Net Realized and Unrealized Gains (Losses) on Investments	418,010

Change in Net Assets Resulting from Operations	$48,308

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Bear :: 13

Statements of Changes in Net Assets

	For the
	six months ended	For the
	June 30, 2010	year ended
	(unaudited)	December 31, 2009

From Investment Activities:
Operations:
Net investment income (loss)	$(369,702)	$(1,081,713)
Net realized gains (losses) on investments	(49,745)	(28,346,110)
Change in net unrealized appreciation/depreciation on investments	467,755	2,227,299

Change in net assets resulting from operations	48,308	(27,200,524)

Distributions to Shareholders From:
Net investment income	—	(155,174)

Change in net assets resulting from distributions	—	(155,174)

Capital Transactions:
Proceeds from shares issued	310,532,456	491,480,077
Dividends reinvested	—	155,174
Value of shares redeemed	(295,462,988)	(480,524,924)

Change in net assets resulting from capital transactions	15,069,468	11,110,327

Change in net assets	15,117,776	(16,245,371)
Net Assets:
Beginning of period	36,719,285	52,964,656

End of period	$51,837,061	$36,719,285

Accumulated net investment income (loss)	$(369,702)	$—

Share Transactions:
Issued	12,906,756	15,534,642
Reinvested	—	5,894
Redeemed	(12,370,538)	(15,597,673)

Change in shares	536,218	(57,137)

See accompanying notes to the financial statements.

14 :: ProFund VP Bear :: Financial Highlights

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the
	six months ended		For the	For the	For the	For the	For the
	June 30, 2010		year ended	year ended	year ended	year ended	year ended
	(unaudited)		Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$24.79		$34.42	$24.92	$25.78	$28.22	$28.61

Investment Activities:
Net investment income (loss)(a)	(0.19)		(0.48)	0.06	0.85	0.89	0.39
Net realized and unrealized
gains (losses) on investments	1.09		(9.10)	9.81	(0.71)	(2.99)	(0.78)

Total income (loss) from
investment activities	0.90		(9.58)	9.87	0.14	(2.10)	(0.39)

Distributions to Shareholders From:
Net investment income	—		(0.05)	(0.37)	(1.00)	(0.34)	—

Net Asset Value, End of Period	$25.69		$24.79	$34.42	$24.92	$25.78	$28.22

Total Return	3.67%	(b)	(27.87)%	39.92%	0.60%	(7.50)%	(1.36)%
Ratios to Average Net Assets:
Gross expenses(c)	1.70%		1.77%	1.71%	1.70%	1.74%	1.86%
Net expenses(c)	1.68%		1.66%	1.63%	1.63%	1.70%	1.86%
Net investment income (loss)(c)	(1.59)%		(1.57)%	0.22%	3.37%	3.24%	1.36%

Supplemental Data:
Net assets, end of period (000’s)	$51,837		$36,719	$52,965	$30,237	$29,385	$50,812
Portfolio turnover rate(d)	—		—	—	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Biotechnology :: 15

Investment Objective:   The ProFund VP Biotechnology seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Biotechnology Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2010

Market Exposure
Investment Type	% of Net Assets

Equity Securities	90%
Swap Agreements	10%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets

Amgen, Inc.	20.7%
Gilead Sciences, Inc.	16.1%
Celgene Corp.	12.4%
Biogen Idec, Inc.	4.7%
Genzyme Corp.	4.6%

Dow Jones U.S. Biotechnology Index - Composition

The Dow Jones U.S. Biotechnology Index is comprised of a single sector.

Schedule of Portfolio Investments (unaudited)

Common Stocks (89.8%)
	Shares	Value

Acorda Therapeutics, Inc.* (Biotechnology)	1,540	$47,909
Alexion Pharmaceuticals, Inc.* (Biotechnology)	3,630	185,820
Amgen, Inc.* (Biotechnology)	30,360	1,596,936
Amylin Pharmaceuticals, Inc.* (Pharmaceuticals)	5,280	99,264
Biogen Idec, Inc.* (Biotechnology)	7,590	360,145
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	4,180	79,253
Celera Corp.* (Biotechnology)	3,300	21,615
Celgene Corp.* (Biotechnology)	18,810	955,924
Charles River Laboratories International, Inc.* (Biotechnology)	2,750	94,077
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	2,310	47,586
Dendreon Corp.* (Biotechnology)	5,500	177,815
Gen-Probe, Inc.* (Healthcare-Products)	1,980	89,932
Genzyme Corp.* (Biotechnology)	7,040	357,421
Gilead Sciences, Inc.* (Pharmaceuticals)	36,300	1,244,364
Human Genome Sciences, Inc.* (Biotechnology)	7,700	174,482
Illumina, Inc.* (Biotechnology)	4,950	215,473
Incyte, Corp.* (Biotechnology)	4,620	51,143
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	3,740	35,792
Life Technologies Corp.* (Biotechnology)	7,480	353,430
Myriad Genetics, Inc.* (Biotechnology)	3,960	59,202
Nektar Therapeutics* (Biotechnology)	3,740	45,254
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	2,530	54,623
PDL BioPharma, Inc. (Biotechnology)	4,840	27,201
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	2,640	58,925
Savient Pharmaceuticals, Inc.* (Biotechnology)	2,750	34,650
Techne Corp. (Healthcare-Products)	1,540	88,473
United Therapeutics Corp.* (Pharmaceuticals)	1,980	96,644
Vertex Pharmaceuticals, Inc.* (Biotechnology)	8,250	271,425

TOTAL COMMON STOCKS
(Cost $4,265,552)		6,924,778

TOTAL INVESTMENT SECURITIES
(Cost $4,265,552)—89.8%		6,924,778
Net other assets (liabilities)—10.2%		784,005

NET ASSETS—100.0%		$7,708,783

*	Non-income producing security

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Biotechnology Index	$799,760	$(240)

ProFund VP Biotechnology invested in the following industries as of June 30, 2010:

		% of
	Value	Net Assets

Biotechnology	$5,088,847	66.0%
Healthcare-Products	178,405	2.3%
Pharmaceuticals	1,657,526	21.5%
Other**	784,005	10.2%

Total	$7,708,783	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

16 :: ProFund VP Biotechnology :: Financial Statements

Statement of Assets and Liabilities (unaudited) :: June 30, 2010

Assets:
Total Investment Securities, at cost	$4,265,552

Securities, at value	6,924,778

Total Investment Securities, at value	6,924,778
Receivable for capital shares issued	232
Receivable for investments sold	929,035
Prepaid expenses	223

Total Assets	7,854,268

Liabilities:
Cash overdraft	30,626
Payable for capital shares redeemed	96,295
Unrealized loss on swap agreements	240
Advisory fees payable	4,099
Management services fees payable	546
Administration fees payable	273
Administrative services fees payable	2,565
Distribution fees payable	1,934
Transfer agency fees payable	955
Fund accounting fees payable	591
Compliance services fees payable	73
Other accrued expenses	7,288

Total Liabilities	145,485

Net Assets	$7,708,783

Net Assets consist of:
Capital	$23,099,926
Accumulated net investment income (loss)	(98,859)
Accumulated net realized gains (losses) on investments	(17,951,270)
Net unrealized appreciation (depreciation) on investments	2,658,986

Net Assets	$7,708,783

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)
387,942

Net Asset Value (offering and redemption price per share)	$19.87

Statement of Operations (unaudited) :: For the six months ended June 30, 2010

Investment Income:
Dividends	$5,873
Interest	39

Total Investment Income	5,912

Expenses:
Advisory fees	46,773
Management services fees	6,236
Administration fees	2,543
Transfer agency fees	3,601
Administrative services fees	21,469
Distribution fees	15,591
Custody fees	2,236
Fund accounting fees	4,924
Trustee fees	74
Compliance services fees	77
Other fees	7,157

Total Gross Expenses before reductions	110,681
Less Expenses reduced by the Advisor	(5,910)

Total Net Expenses	104,771

Net Investment Income (Loss)	(98,859)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	25,877
Net realized gains (losses) on swap agreements	29,114
Change in net unrealized appreciation/depreciation on investments	(730,390)

Net Realized and Unrealized Gains (Losses) on Investments	(675,399)

Change in Net Assets Resulting from Operations	$(774,258)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Biotechnology :: 17

Statements of Changes in Net Assets

	For the
	six months ended	For the
	June 30, 2010	year ended
	(unaudited)	December 31, 2009

From Investment Activities:
Operations:
Net investment income (loss)	$(98,859)	$(194,068)
Net realized gains (losses) on investments	54,991	729,569
Change in net unrealized appreciation/depreciation on investments	(730,390)	(1,254,478)

Change in net assets resulting from operations	(774,258)	(718,977)

Capital Transactions:
Proceeds from shares issued	17,007,675	22,057,638
Value of shares redeemed	(16,555,210)	(35,629,124)

Change in net assets resulting from capital transactions	452,465	(13,571,486)

Change in net assets	(321,793)	(14,290,463)
Net Assets:
Beginning of period	8,030,576	22,321,039

End of period	$7,708,783	$8,030,576

Accumulated net investment income (loss)	$(98,859)	$—

Share Transactions:
Issued	748,384	1,048,587
Redeemed	(729,514)	(1,743,455)

Change in shares	18,870	(694,868)

See accompanying notes to the financial statements.

18 :: ProFund VP Biotechnology :: Financial Highlights

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the
	six months ended	For the		For the	For the	For the	For the
	June 30, 2010	year ended		year ended	year ended	year ended	Year ended
	(unaudited)	Dec. 31, 2009		Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$21.76	$20.98		$20.60	$20.83	$21.73	$19.18

Investment Activities:
Net investment income (loss)(a)	(0.18)	(0.32)		(0.34)	(0.34)	(0.37)	(0.38)
Net realized and unrealized gains (losses) on investments	(1.71)	1.10	(b)	0.72	0.11	(0.53)	4.06

Total income (loss) from investment activities	(1.89)	0.78		0.38	(0.23)	(0.90)	3.68

Distributions to Shareholders From:
Net realized gains on investments	—	—		—	—	—	(1.13)

Net Asset Value, End of Period	$19.87	$21.76		$20.98	$20.60	$20.83	$21.73

Total Return	(8.69)% (c)	3.72%		1.84%	(1.15)%	(4.10)%	19.24%

Ratios to Average Net Assets:
Gross expenses(d)	1.78%	1.81%		1.75%	1.76%	1.84%	1.92%
Net expenses(d)	1.68%	1.66%		1.63%	1.63%	1.78%	1.92%
Net investment income (loss)(d)	(1.59)%	(1.54)%		(1.55)%	(1.61)%	(1.75)%	(1.90)%

Supplemental Data:
Net assets, end of period (000’s)	$7,709	$8,031		$22,321	$16,676	$12,426	$25,092
Portfolio turnover rate(e)	149% (c)	256%		429%	486%	397%	809%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Rising Rates Opportunity :: 19

Investment Objective:   The ProFund VP Rising Rates Opportunity seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the inverse (opposite) of the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”)

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2010

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(2)%
Swap Agreements	(125)%
Options	NM

Total Exposure	(127)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.
NMNot meaningful, amount is less than 0.5%.

Holdings

The ProFund VP Rising Rates Opportunity primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements (103.5%)
	Principal
	Amount	Value

Bank of America, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $10,345,000 (Collateralized by $9,737,200 of various U.S. Treasury Notes, 3.63%–3.75%, 11/15/18-8/15/19, market value $10,552,032)	$10,345,000	$10,345,000
Deutsche Bank, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $10,345,000 (Collateralized by $10,570,000 Federal National Mortgage Association, 0.28%‡, 1/24/11, market value $10,553,446)	10,345,000	10,345,000
HSBC, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $10,345,000 (Collateralized by $10,569,000 of various Federal Home Loan Mortgage Corp. Securities, 0.18%–1.00%, 3/9/11–1/25/12, market value $10,553,813)	10,345,000	10,345,000
UBS, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $10,345,000 (Collateralized by $9,594,000 Federal National Mortgage Association, 5.25%, 8/1/12, market value $10,553,400)	10,345,000	10,345,000
UMB, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $10,343,000 (Collateralized by $10,476,400 of various U.S. Treasury Notes, 0.88%–2.38%, 8/31/10-12/31/10, market value $10,550,005)	10,343,000	10,343,000

TOTAL REPURCHASE AGREEMENTS
(Cost $51,723,000)		51,723,000

Options Purchased(NM)
	Contracts	Value

U.S. Treasury Bond Call Option exercise @ 190, expiring 11/26/10	150	$1,819

TOTAL OPTIONS PURCHASED
(Cost $2,662)		1,819

TOTAL INVESTMENT SECURITIES
(Cost $51,725,662)—103.5%		51,724,819
Net other assets (liabilities)—(3.5)%		(1,740,967)

NET ASSETS—100.0%		$49,983,852

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of June 30, 2010, the aggregate amount held in a segregated account was $7,500,000.

‡	Represents the effective yield or interest rate in effect at June 30, 2010.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
		Unrealized
		Appreciation
	Contracts	(Depreciation)

30-Year U.S. Treasury Bond Futures Contract expiring 9/22/10 (Underlying notional amount at value $1,148,063)	9	$(23,484)

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreement with Credit Suisse Capital LLC, based on the 30-Year U.S. Treasury Bond, 4.375% due 5/15/40	$(62,333,594)	$(1,637,747)

See accompanying notes to the financial statements.

20 :: ProFund VP Rising Rates Opportunity :: Financial Statements

Statement of Assets and Liabilities (unaudited) :: June 30, 2010

Assets:
Total Investment Securities, at cost	$51,725,662

Securities, at value	1,819
Repurchase agreements, at value	51,723,000

Total Investment Securities, at value	51,724,819
Segregated cash balances with brokers for futures contracts	24,378
Receivable for capital shares issued	183,546
Prepaid expenses	786

Total Assets	51,933,529

Liabilities:
Cash overdraft	443
Payable for capital shares redeemed	178,973
Unrealized loss on swap agreements	1,637,747
Variation margin on futures contracts	2,531
Advisory fees payable	29,090
Management services fees payable	3,877
Administration fees payable	1,744
Administrative services fees payable	20,652
Distribution fees payable	20,233
Trustee fees payable	2
Transfer agency fees payable	5,949
Fund accounting fees payable	3,784
Compliance services fees payable	309
Other accrued expenses	44,343

Total Liabilities	1,949,677

Net Assets	$49,983,852

Net Assets consist of:
Capital	$127,016,439
Accumulated net investment income (loss)	(491,822)
Accumulated net realized gains (losses) on investments	(74,878,691)
Net unrealized appreciation (depreciation) on investments	(1,662,074)

Net Assets	$49,983,852

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	4,316,172

Net Asset Value (offering and redemption price per share)	$11.58

Statement of Operations (unaudited) :: For the six months ended June 30, 2010

Investment Income:
Interest	$29,320

Expenses:
Advisory fees	232,653
Management services fees	31,020
Administration fees	12,308
Transfer agency fees	17,865
Administrative services fees	92,535
Distribution fees	77,551
Custody fees	3,562
Fund accounting fees	23,960
Trustee fees	375
Compliance services fees	285
Other fees	37,657

Total Gross Expenses before reductions	529,771
Less Expenses reduced by the Advisor	(8,629)

Total Net Expenses	521,142

Net Investment Income (Loss)	(491,822)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(17,353)
Net realized gains (losses) on futures contracts	(646,554)
Net realized gains (losses) on swap agreements	(10,286,550)
Change in net unrealized appreciation/depreciation on investments	(1,235,875)

Net Realized and Unrealized Gains (Losses) on Investments	(12,186,332)

Change in Net Assets Resulting from Operations	$(12,678,154)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Rising Rates Opportunity :: 21

Statements of Changes in Net Assets

	For the
	six months ended	For the
	June 30, 2010	year ended
	(unaudited)	December 31, 2009

From Investment Activities:
Operations:
Net investment income (loss)	$(491,822)	$(842,720)
Net realized gains (losses) on investments	(10,950,457)	14,123,895
Change in net unrealized appreciation/depreciation on investments	(1,235,875)	(1,019,323)

Change in net assets resulting from operations	(12,678,154)	12,261,852

Distributions to Shareholders From:
Net investment income	—	(291,473)

Change in net assets resulting from distributions	—	(291,473)

Capital Transactions:
Proceeds from shares issued	94,249,326	197,711,133
Dividends reinvested	—	291,473
Value of shares redeemed	(87,397,068)	(190,752,996)

Change in net assets resulting from capital transactions	6,852,258	7,249,610

Change in net assets	(5,825,896)	19,219,989
Net Assets:
Beginning of period	55,809,748	36,589,759

End of period	$49,983,852	$55,809,748

Accumulated net investment income (loss)	$(491,822)	$—

Share Transactions:
Issued	6,858,471	14,725,896
Reinvested	—	21,591
Redeemed	(6,448,107)	(14,208,014)

Change in shares	410,364	539,473

See accompanying notes to the financial statements.

22 :: ProFund VP Rising Rates Opportunity :: Financial Highlights

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the
	six months ended	For the	For the	For the	For the	For the
	June 30, 2010	year ended	year ended	year ended	year ended	year ended
	(unaudited)	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$14.29	$10.87	$18.53	$20.70	$19.13	$20.78

Investment Activities:
Net investment income (loss)(a)	(0.11)	(0.21)	0.08	0.72	0.70	0.27
Net realized and unrealized gains (losses) on investments	(2.60)	3.70	(6.82)	(1.72)	1.26	(1.92)

Total income (loss) from investment activities	(2.71)	3.49	(6.74)	(1.00)	1.96	(1.65)

Distributions to Shareholders From:
Net investment income	—	(0.07)	(0.92)	(1.17)	(0.39)	—

Net Asset Value, End of Period	$11.58	$14.29	$10.87	$18.53	$20.70	$19.13

Total Return	(18.96)% (b)	32.18%	(37.97)%	(5.20)%	10.15%	(7.89)%

Ratios to Average Net Assets:
Gross expenses(c)	1.71%	1.73%	1.68%	1.63%	1.64%	1.73%
Net expenses(c)	1.68%	1.66%	1.63%	1.58%	1.61%	1.73%
Net investment income (loss)(c)	(1.59)%	(1.57)%	0.44%	3.47%	3.31%	1.36%

Supplemental Data:
Net assets, end of period (000’s)	$49,984	$55,810	$36,590	$75,041	$130,894	$139,379
Portfolio turnover rate(d)	—	—	—	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

24 :: Notes to Financial Statements :: June 30, 2010 (unaudited)

1.	Organization

ProFunds (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”).The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the following portfolios of the Trust: ProFund VP UltraBull, ProFund VP Bear, ProFund VP Biotechnology and ProFund VP Rising Rates Opportunity (collectively, the “ProFunds VP” and individually, a “ProFund VP”). Each ProFund VP is a “non-diversified” series of the Trust pursuant to the 1940 Act. Each ProFund VP offers one class of shares.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.The Trust and ProFunds’VP maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds VP. However, based on experience, the ProFunds VP expect any risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates. Management has evaluated events and transactions through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements.

Investment Valuation

The ProFunds VP record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security prices are generally provided by an independent pricing service. The securities in the portfolio of a ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees.

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less may be valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any is amortized or accreted, respectively, on a constant basis to the maturity of the security.

For ProFunds VP, derivatives (e.g., futures contracts, options, swap agreements and forward currency contracts) are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust’s Board of Trustees. Futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund VP is determined. If there was no sale on that day, and for non-exchange traded derivatives, fair valuation procedures as described below may be applied.

When ProFund Advisors LLC (the “Advisor”) determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. While the Trust’s policy is intended to result in a calculation of a ProFund VP’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund VP could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a ProFund VP may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

June 30, 2010 (unaudited) :: Notes to Financial Statements :: 25

The valuation techniques described above maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the ProFunds’ VP investments are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the ProFunds’VP own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements maturing in sixty days or less are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

At June 30, 2010, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

Asummary of the valuations as of June 30, 2010, based upon the three levels defined above, is included in the table below while the breakdown, by category, of equity securities is disclosed on the Schedule of Portfolio Investments for each ProFund VP:

			LEVEL 2 - Other Significant
	LEVEL 1 - Quoted Prices		Observable Inputs		Total

	Investment	Other Financial	Investment	Other Financial	Investment	Other Financial
	Securities	Instruments^	Securities	Instruments^	Securities	Instruments^

ProFund VP UltraBull
Common Stocks	$1,457,706	$–	$–	$–	$1,457,706	$–
Repurchase Agreements	–	–	25,014,000	–	25,014,000	–
Futures Contracts	–	(317,308)	–	–	–	(317,308)
Swap Agreements	–	–	–	(2,065,841)	–	(2,065,841)

Total	$1,457,706	$(317,308)	$25,014,000	$(2,065,841)	$26,471,706	$(2,383,149)

ProFund VP Bear
Repurchase Agreements	$–	$–	$49,592,000	$–	$49,592,000	$–
Futures Contracts	–	355,867	–	–	–	355,867
Swap Agreements	–	–	–	420,627	–	420,627

Total	$–	$355,867	$49,592,000	$420,627	$49,592,000	$776,494

ProFund VP Biotechnology
Common Stocks	$6,924,778	$–	$–	$–	$6,924,778	$–
Swap Agreements	–	–	–	(240)	–	(240)

Total	$6,924,778	$–	$–	$(240)	$6,924,778	$(240)

ProFund VP Rising Rates
Opportunity
Repurchase Agreements	$–	$–	$51,723,000	$–	$51,723,000	$–
Options Purchased	–	–	1,819	–	1,819	–
Futures Contracts	–	(23,484)	–	–	–	(23,484)
Swap Agreements	–	–	–	(1,637,747)	–	(1,637,747)

Total	$–	$(23,484)	$51,724,819	$(1,637,747)	$51,724,819	$(1,661,231)

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

The Trust recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1,2 or 3 as of June 30, 2010 from the valuation input levels used on March 31, 2010.

26 :: Notes to Financial Statements :: June 30, 2010 (unaudited)

Repurchase Agreements

 The ProFunds VP will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions. The creditworthiness of each of the firms that is a party to a repurchase agreement with the ProFunds VP is monitored by the Advisor. Repurchase agreements are subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon future price and date, normally one day or a few days later. The repurchase price is greater than the price paid by the ProFund VP, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying collateral securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

In addition, the value of the collateral underlying the repurchase agreement is monitored to ensure that the collateral is at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. Funds within the Trust and Access One Trust invest in repurchase agreements jointly, therefore, each ProFund VP holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each ProFund VP. The collateral underlying the repurchase agreement is held by the ProFund VP’s custodian. In the event of a default or bankruptcy by a selling financial institution, the ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent the proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss. A ProFund VP also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund VP expected to receive under the repurchase agreement.

Real Estate Investment Trusts

The ProFunds VP, other than ProFund VP Rising Rates Opportunity,may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. Certain distributions received from REITS during the year are recorded as realized gains or return of capital when such information becomes known.

Short Sales

 The ProFunds VP may engage in short sales.When a ProFund VP engages in a short sale, the ProFund VP records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The ProFund VP may also incur dividend expense if a security that has been sold short declares a dividend and is shown as an expense in the Statement of Operations and included in the expense ratio, as applicable. To borrow the security, a ProFund VP also may be required to pay a premium, which would increase the cost of the security sold. The ProFund VP is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received. The ProFunds VP will segregate cash or liquid instruments with the custodian or designate collateral for such securities sold short.

Short sales involve elements of market risk and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. This risk is potentially unlimited, as a ProFund VP that sells a security short without hedging will be exposed to any market value increase in the security sold short. As of June 30, 2010, there were no short sale transactions.

When-Issued Securities

 Each ProFund VP may purchase securities on a when-issued basis. These securities are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time a ProFund VP makes the commitment to purchase securities on a when-issued basis, the ProFund VP will record the transaction and thereafter reflect the value of the securities, each day, in determining the ProFund VP’s net asset value. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Trust will segregate cash or liquid instruments with the custodian or designate collateral for such when-issued securities on the ProFund VP’s records. As of June 30, 2010, the ProFunds VP did not hold any when-issued securities.

Foreign Currency Transactions

 Each ProFund VP, other than ProFund VP Rising Rates Opportunity, may invest directly in foreign currencies or hold financial instruments that provide exposure to foreign currencies or may invest in securities that trade in, or receive revenues in, foreign currencies. The accounting records of the ProFunds VP are maintained in U.S. dollars. Financial instruments and other assets and liabilities of a ProFund VP denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The ProFunds VP do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates.

June 30, 2010 (unaudited) :: Notes to Financial Statements :: 27

Derivative Instruments

 In seeking to achieve each ProFund VP’s investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative instruments such as futures contracts, options, forward currency contracts and swap agreements, that a ProFund VP should hold to approximate the inverse, multiple, or multiple inverse performance of its daily benchmark, as appropriate, based upon each ProFund VP’s investment objective. Derivative instruments held during the six months ended June 30, 2010 gained exposure to each ProFund VP’s benchmark (e.g., index, etc.) to meet its investment objective.

All open derivative positions at period end are reflected on each respective ProFund VP’s Schedule of Portfolio Investments, and the notional amount (contract value for forward currency contracts) of these open positions relative to each ProFund VP’s net assets is generally representative of the notional amount/contract value of open positions to net assets throughout the reporting period for each respective ProFund VP. The volume associated with derivative positions varies on a daily basis as each ProFund VP transacts derivative contracts in order to achieve the appropriate exposure, as expressed in notional amount/contract value, in comparison to net assets consistent with each ProFund VP’s investment objective.The following is a description of the derivative instruments utilized by the ProFunds VP, including the primary underlying risk exposures related to each instrument type.

Futures Contracts and Related Options

 The ProFunds VP may purchase or sell stock index futures contracts or bond futures contracts and options.The ProFunds VP use futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements.A stock index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered. A bond futures contact, if held to expiration, generally obligates the seller to deliver (and the purchaser to accept) one of the specified underlying reference bonds. The ProFunds VP generally choose to engage in closing or offsetting transactions before final settlement. When a ProFund VP purchases a put or call option on a futures contract, the ProFund VP pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, a ProFund VP receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund VP the underlying futures contract for a specified price upon exercise at any time during the option period.

Upon entering into a contract, the ProFund VP is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statement of Assets and Liabilities as segregated cash balances with brokers for futures contracts, if applicable, and is restricted as to its use. Pursuant to the contract, the ProFund VP agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund VP as unrealized gains or losses.The ProFund VP will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock index futures contracts and foreign currency risk related to the foreign currency denominated futures contracts) and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund VP has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract. With futures contracts, there is minimal counterparty risk to the ProFunds VP since futures contracts are exchange-traded and the exchange’s clearinghouse, as a counterparty to all exchange-traded future contracts, guarantees the futures contracts against default.

Options

 The ProFunds VP may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions, or create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index, and therefore options on stock indexes involve elements of equity price risk. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple.The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash. All option contracts held as of June 30, 2010 are exchange traded.

28 :: Notes to Financial Statements :: June 30, 2010 (unaudited)

Put and call options purchased are accounted for in the same manner as portfolio securities. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund VP will realize a gain or loss upon the expiration or closing of the option transaction.

Options are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index or foreign currencies selected, as applicable, the possibility of an illiquid market for the option or the inability of counterparties to perform. The ProFunds VP did not write options during the period.

Swap Agreements

 The ProFunds VP may enter into swap agreements, primarily equity index or bond swap agreements based on the applicable benchmark of each ProFund VP.The ProFunds VP use swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. The value of swap agreements are equal to the ProFund VP’s obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements.

Equity index and bond swap agreements are bilateral agreements where one party (payer) agrees to pay the other (receiver) the return on an index or a specified asset in exchange for a fixed or floating rate of return. The swap agreement allows the receiver or payer to derive the economic benefit of owning or having short exposure to, as applicable, an asset without owning or shorting the underlying asset, as applicable. The receiver is entitled to the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. In return, the payer is entitled to an amount equal to a fixed or floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments, less any dividends or interest. The amounts to which each party is entitled are normally netted out against each other, resulting in a single amount that is either due to or from each party.

Swap agreements do not involve the delivery of securities or other underlying instruments. The net amount, whether positive or negative, of a ProFund VP’s obligations over its entitlements with respect to each swap agreement is accrued on a daily basis and, in the case that a ProFund VP has a net obligation, an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess, is maintained in a segregated account by the ProFund VP’s custodian.When a ProFund VP is a return receiver, the net amount of the gain or loss on the notional amount plus dividends or interest associated with the reference asset less the interest owed on the notional amount are recorded as “unrealized gain or loss on swap agreements” until the swap agreement is settled in cash. When the ProFund VP is a payer of the return, the ProFund VP pays the return of the index or specified assets plus related dividends or interest and receives interest on the notional amount outstanding. These amounts are netted to determine the value of the swap agreement. When cash is exchanged, which is generally no later than monthly, the net gain or loss realized is recorded as “realized gains or losses on swap agreements”.

The Trust, on behalf of a ProFund VP, may enter into agreements with certain counterparties for derivative transactions.These agreements contain various conditions, events of default, termination events, covenants and representations. The triggering of certain events or the default on certain terms of the agreement could allow a party to terminate a transaction under the agreement and request immediate payment in an amount equal to the net positions owed the party under the agreement. This could cause a ProFund VP to have to enter into a new transaction with the same counterparty, enter into a transaction with a different counterparty or seek to achieve its investment objective through any number of different investments or investment techniques.

Swap agreements involve, to varying degrees, elements of market risk (generally equity price risk related to equity index swap agreements and interest rate risk related to bond swap agreements) and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. The notional amounts, which are disclosed as of period end in the swap tables included in the Schedule of Portfolio Investments, reflect the extent of the total investment exposure each ProFund VP has under the swap agreement which may exceed the net asset value of the ProFund VP.The primary risks associated with the use of swap agreements are imperfect correlation between the price of financial instruments and movements in the prices of the underlying investments and the inability of counterparties to perform.A ProFund VP bears the counterparty risk, i.e. risk of loss of the net amount, if any, expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.The unrealized gain (loss) as of the period end is disclosed in the swap tables included in the Schedule of Portfolio Investments. A ProFund VP will enter into swap agreements only with large, established and well capitalized financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. The ProFund VP may use various techniques to minimize credit risk including early termination and payment, using different counterparties and limiting the net amount due from any individual counterparty. All of the outstanding swap agreements at June 30, 2010 contractually terminate within one month but may be terminated without penalty by either party daily. Upon termination, the ProFund VP is entitled to pay or receive the “unrealized gain or loss” amount.

June 30, 2010 (unaudited) :: Notes to Financial Statements :: 29

The ProFund VP collateralizes swap agreements with cash and certain securities as indicated on the Statement of Assets and Liabilities and the Schedule of Portfolio Investments of the ProFund VP, respectively. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian to protect the counterparty against non-payment by the ProFund VP. In the event of a default by the counterparty, the ProFund VP will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral.The ProFund VP remains subject to credit risk with respect to the amount it expects to receive from counterparties, as those amounts are not similarly collateralized by the counterparty. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances.

Summary of Derivative Instruments

Fair Values of Derivative Instruments on the ProFunds’VP Statement of Assets and Liabilities as of June 30, 2010:

	Assets			Liabilities

		Variation	Unrealized	Variation	Unrealized
		margin on	gain	margin on	loss
	Securities,	futures	on swap	futures	on swap
Fund	at value*	contracts**	agreements	contracts**	agreements

Equity Risk Exposure:
ProFund VP UltraBull	$–	$–	$–	$317,308	$2,065,841
ProFund VP Bear	–	355,867	420,627	–	–
ProFund VP Biotechnology	–	–	–	–	240
Interest Rate Risk Exposure:
ProFund VP Rising Rates Opportunity	1,819	–	–	23,484	1,637,747

*	For options purchased.
**

Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the ProFunds’ VP Statement of Operations for the period ended June 30, 2010:

				Net Change in Unrealized Appreciation
	Realized Gain (Loss) on Derivatives			Depreciation) on Derivatives
	Recognized as a Result from Operations			Recognized as a Result from Operations

	Net	Net	Net
	realized	realized	realized	Change in
	gain (loss)	gain (loss)	gain (loss)	Net Unrealized
	on	on futures	on swap	Appreciation/Depreciation
Fund	investments*	contracts	agreements	on Investments

Equity Risk Exposure:
ProFund VP UltraBull	$–	$(893,617)	$(557,227)	$(2,089,653)
ProFund VP Bear	–	(1,074,499)	1,031,878	467,305
ProFund VP Biotechnology	–	–	29,114	60
Interest Rate Risk Exposure:
ProFund VP Rising Rates Opportunity	(2,692)	(646,554)	(10,286,550)	(1,235,825)

*	For options purchased.

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

 Expenses directly attributable to a ProFund VP are charged to the ProFund VP, while expenses which are attributable to funds in the Trust, or jointly with an affiliate, are allocated among the respective funds in the Trust and/or affiliate based upon relative net assets or another reasonable basis.

30 :: Notes to Financial Statements :: June 30, 2010 (unaudited)

Distributions to Shareholders

 Each of the ProFunds VP intends to declare and distribute net investment income at least annually. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, distribution reclassification, equalization, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require a reclassification. The ProFunds VP may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

Federal Income Taxes

Each of the ProFunds VP intends to continue to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders.The ProFunds VP intend to make timely distributions in order to avoid tax liability.The ProFunds VP have a tax year end of December 31st.

Management of the ProFunds VP has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Other

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as “Fees paid indirectly.”

3.	Fees and Transactions with Affiliates

The ProFunds VP have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds VP each pay the Advisor a fee at an annualized rate of 0.75%, of the average daily net assets of each respective ProFund VP.

In addition, subject to the condition that the aggregate daily net assets of the Trust and Access One Trust be equal to or greater than $10 billion, the Advisor has agreed to the following fee reductions with respect to each individual Fund: 0.025% of the ProFund’s VP daily net asset value from $500 million to $ 1 billion, 0.05% of the ProFund’s VP daily net asset value from $1 billion to $2 billion, and 0.075% of such assets in excess of $2 billion.

Citi Fund Services Ohio, Inc. (“Citi”), a wholly owned subsidiary of Citi Fund Services, Inc., acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust pays Citi an annual fee based on the Trust’s and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05% and a base fee for certain filings. Administration fees include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust’s compliance program. Citi also acts as transfer agent and fund accounting agent for the ProFunds VP for which it receives additional fees. As transfer agent for the ProFunds VP, Citi receives a base fee, service charges, fees based on the number of VP funds and reimbursement of certain expenses. As fund accounting agent for the ProFunds VP, Citi receives an annual fee based on the Trust’s and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.00375% to 0.10%, a base fee and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of the Advisor, serves as the Trust’s distributor.

Under a Distribution and Shareholder Services Plan (the “Plan”), adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund VP may pay financial intermediaries such as broker-dealers, insurance companies and ProFunds Distributors, Inc. up to 0.25%, on an annualized basis, of its average daily net assets as compensation for distribution-related activities and/or shareholder services.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds VP. For these services, each ProFund VP pays the Advisor a fee at the annual rate of 0.10% of its average daily net assets.

June 30, 2010 (unaudited) :: Notes to Financial Statements :: 31

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust’s Chief Compliance Officer, such Officers and Trustee receive no compensation from the Trust for serving in their respective roles. The Trust, together with the Access One and affiliated Trusts, will pay each Independent Trustee compensation for his services as Trustee at the annual rate of $133,500. Independent Trustees will also receive $6,375 for attending each regular quarterly in-person meeting, $3,000 for attending each special in-person meeting and $3,000 for attending each telephonic meeting. Each of the two Independent Trustees were compensated $85,500 ($171,000 total) in meeting and retainer fees, plus the reimbursement for certain expenses incurred, in aggregate from the Trust,Access One and affiliated Trusts for the period ended June 30, 2010. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the ProFunds VP reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as “Compliance services fees.”

The Trust, on behalf of the ProFunds VP, has entered into an administrative services agreement with certain insurance companies, pursuant to which the insurance companies will provide administrative services with respect to the ProFunds VP. For these services, the ProFunds VP may pay the insurance companies administrative services fees at an annual rate of up to 0.35% of their average daily net assets as reflected on the Statement of Operations as “Administrative services fees.”

For the period May 1, 2009 through April 30, 2010, the Advisor had contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP in order to limit the annual operating expenses to an annualized rate of 1.68% of the average daily net assets of each ProFund VP.

Effective May 1, 2010, the Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP for the period from May 1, 2010 through April 30, 2011 in order to limit the annual operating expenses to an annualized rate of 1.68% of the average daily net assets of each ProFund VP.

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the expense limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund VP to exceed the expense limit for the applicable period. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reduced by the Advisor.” As of June 30, 2010, the recoupments that may potentially be made by the ProFunds VP are as follows:

	Expires	Expires	Expires	Expires
	04/30/11	04/30/12	04/30/13	04/30/14	Total

ProFund VP UltraBull	$2,335	$64,013	$10,853	$4,151	$81,352
ProFund VP Bear	6,646	77,338	44,422	2,097	130,503
ProFund VP Biotechnology	10,636	31,225	11,892	1,888	55,641
ProFund VP Rising Rates Opportunity	–	36,185	28,641	4,111	68,936

4.	Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the period ended June 30, 2010 were as follows:

	Purchases	Sales

ProFund VP UltraBull	$92,364,252	$106,148,888
ProFund VP Biotechnology	17,977,664	17,386,040

5.	Investment Risks

Concentration Risk

Concentration risk results from maintaining exposure to a limited number of issuers, industries, market sectors, countries or geographical regions. The risk of concentrating investments is that a ProFund VP will be more susceptible to risks associated with that concentration than a ProFund VP that is more diversified. With respect to the Sector ProFunds VP, a ProFund VP may have significant exposure to an individual company that constitutes a significant portion of that ProFund VP’s benchmark index. Such a ProFund VP will be more susceptible to the risks associated with that specific company, which may be different from the risks generally associated with the companies contained in the index. Each ProFund VP may concentrate its investments in a particular industry or group of industries to approximately the same extent as the index or security underlying its benchmark and to the extent permitted by applicable regulatory guidance. Additionally, certain ProFunds VP that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds VP may be more volatile than a more geographically diversified ProFund VP. The Schedules of Portfolio Investments include information on each ProFund VP’s holdings, including industry and/or geographical composition, as relevant.

32 :: Notes to Financial Statements :: June 30, 2010 (unaudited)

Correlation Risk

A number of factors may affect a ProFund VP’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a ProFund VP will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a ProFund VP from achieving its investment objective. A number of factors may adversely affect a ProFund VP’s correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of leveraged investment techniques, income items and accounting standards. A ProFund VP may not have investment exposure to all securities in its underlying benchmark index, or its weighting of investment exposure to such stocks or industries may be different from that of the index. In addition, a ProFund VP may invest in securities or financial instruments not included in the index underlying its benchmark. A ProFund VP may be subject to large movements of assets into and out of the ProFund VP, potentially resulting in the ProFund VP being over- or under-exposed to its benchmark. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the ProFunds’ VP ability to meet their daily investment objective on that day. Each ProFund VP seeks to rebalance its portfolio daily to keep leverage consistent with each ProFund VP’s daily investment objective.

Certain ProFunds VP are “leveraged” funds in the sense that they have investment objectives to match a multiple of the performance of an index on a given day. These ProFunds VP are subject to all of the correlation risks described above. In addition, there is a special form of correlation risk that derives from these ProFunds’ VP use of leverage, which is that for periods greater than one day, the use of leverage tends to cause the performance of a ProFund VP to be either greater than or less than the index performance times the stated multiple in the fund objective, before accounting for fees and fund expenses. In general, given a particular index return, increased volatility of the index will cause a decrease in the performance relative to the index performance times the stated fund multiple.

Counterparty Risk

The ProFunds VP will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the ProFunds VP. The ProFunds VP structure the agreements such that either party can terminate the contract without penalty prior to the termination date. A ProFund VP may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances. The ProFunds VP typically enter into transactions with counterparties whose credit rating is investment grade, as determined by a nationally recognized statistical rating organization.

Leverage Risk

Leverage offers a means of magnifying market movements into larger changes in an investment’s value and provides greater investment exposure than an unleveraged investment. Swap agreements, borrowing, futures contracts, forward contracts, options and short sales, all may be used to create leverage. While only certain ProFunds VP employ leverage to the extent that the ProFunds’VP exposure to the markets exceed the net assets of the ProFund VP, all of the ProFunds VP may use leveraged investment techniques to achieve their investment objectives.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund VP invests, the ProFunds VP might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Advisor. This may prevent a ProFund VP from limiting losses, realizing gains or from achieving a high correlation or inverse correlation with its underlying benchmark.

Please refer to the Prospectus and the Statement of Additional Information for additional description of the risks associated with the ProFunds VP, including graphs which illustrate the impact of leverage and index volatility on Fund performance.

June 30, 2010 (unaudited) :: Notes to Financial Statements :: 33

6.	Federal Income Tax Information

As of the latest tax year end of December 31, 2009, the following ProFunds VP had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

	Expires	Expires	Expires	Expires	Expires	Expires
	12/31/12	12/31/13	12/31/14	12/31/15	12/31/16	12/31/17	Total

ProFund VP UltraBull	$–	$–	$–	$3,416,970	$16,765,306	$–	$20,182,276
ProFund VP Bear	8,145,654	3,069,606	7,512,896	4,644,270	–	27,795,299	51,167,725
ProFund VP Biotechnology.	–	–	1,478,851	–	1,895,782	3,158,653	6,533,286
ProFund VP Rising Rates Opportunity	8,365,460	22,965,205	–	5,366,257	27,138,193	–	63,835,115

As of the latest tax year end of December 31, 2009, the following ProFunds VP had additional net capital loss carryforwards that may be available to offset future net capital gains, if any. The amount of these losses that may be utilized are limited as a result of a prior year ownership change of the insurance company that issues the variable annuity contracts for which the ProFunds VP are investment options. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains which were offset will not be distributed to shareholders:

	Expires	Expires	Expires	Expires
	12/31/10	12/31/11	12/31/12	12/31/13	Total

ProFund VP UltraBull	$5,997,980	$1,935,011	$195,963	$2,083,596	$10,212,550
ProFund VP Biotechnology	8,116,041	1,350,907	–	–	9,466,948

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2009 were as follows:

			Total
	Ordinary	Total Taxable	Distributions
	Income	Distributions	Paid

ProFund VP UltraBull	$225,919	$225,919	$225,919
ProFund VP Bear	155,174	155,174	155,174
ProFund VP Rising Rates Opportunity	291,473	291,473	291,473

As of the latest tax year ended December 31, 2009, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Accumulated	Unrealized	Accumulated
	Capital and	Appreciation	Earnings
	Other Losses	(Depreciation)	(Deficit)

ProFund VP UltraBull	$(30,394,826)	$743,526	$(29,651,300)
ProFund VP Bear	(51,167,725)	295,483	(50,872,242)
ProFund VP Biotechnology	(16,000,234)	1,383,349	(14,616,885)
ProFund VP Rising Rates Opportunity	(63,835,115)	(519,318)	(64,354,433)

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2010.

At June 30, 2010, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Tax	Tax	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

ProFund VP UltraBull	$26,196,289	$701,817	$(426,400)	$275,417
ProFund VP Bear	49,592,000	–	–	–
ProFund VP Biotechnology	6,064,776	2,660,073	(1,800,071)	860,002
ProFund VP Rising Rates Opportunity	51,725,662	–	(843)	(843)

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36 :: Expense Examples (unaudited)

As a ProFund VP shareholder, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution fees; and other ProFund VP expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a ProFund VP and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. These examples also do not reflect separate accounts or insurance contract fees and charges. If those fees were reflected, expenses would be higher.

These examples are based on an investment of $1,000 invested at January 1, 2010 and held for the entire period from January 1, 2010 through June 30, 2010.

The Actual Expense table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning	Ending Account	Expenses Paid	Expense Ratio
	Account Value	Value	During Period*	During Period
	1/1/10	6/30/10	1/1/10 - 6/30/10	1/1/10 - 6/30/10

ProFund VP UltraBull	$1,000.00	$832.50	$7.63	1.68%
ProFund VP Bear	1,000.00	1,036.70	8.48	1.68%
ProFund VP Biotechnology	1,000.00	913.10	7.97	1.68%
ProFund VP Rising Rates Opportunity	1,000.00	810.40	7.54	1.68%

*

Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning	Ending Account	Expenses Paid	Expense Ratio
	Account Value	Value	During Period*	During Period
	1/1/10	6/30/10	1/1/10 - 6/30/10	1/1/10 - 6/30/10

ProFund VP UltraBull	$1,000.00	$1,016.46	$8.40	1.68%
ProFund VP Bear	1,000.00	1,016.46	8.40	1.68%
ProFund VP Biotechnology	1,000.00	1,016.46	8.40	1.68%
ProFund VP Rising Rates Opportunity	1,000.00	1,016.46	8.40	1.68%

*

Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

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This report is submitted for the general information of the shareholders of the ProFunds VP. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 888-776-5717.

A description of the policies and procedures that the ProFunds VP uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 888-776-3637; and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the ProFund VP voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by calling toll-free 888-776-3637; and on the Commission’s website at sec.gov.

ProFunds VP file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holding for the Funds in this report are available without charge on the Commission’s website at sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

06/10

PROFUNDS

CLASSIC PROFUNDS VP

Large-Cap Value
Large-Cap Growth
Small-Cap Value
Small-Cap Growth
Asia 30
Europe 30

SECTOR PROFUNDS VP

Financials
Health Care
Technology

NON-EQUITY PROFUNDS VP

U.S. Government Plus
Rising Rates Opportunity

JUNE 30, 2010

Semiannual Report

Table of Contents

i Message from the Chairman
1 Financial Statements and Financial Highlights
2 ProFund VP Large-Cap Value
9 ProFund VP Large-Cap Growth
16 ProFund VP Small-Cap Value
24 ProFund VP Small-Cap Growth
31 ProFund VP Asia 30
36 ProFund VP Europe 30
41 ProFund VP Financials
47 ProFund VP Health Care
52 ProFund VP Technology
57 ProFund VP U.S. Government Plus
61 ProFund VP Rising Rates Opportunity
65 Notes to Financial Statements
79 Expense Examples

Message from the Chairman

Dear Shareholder:

I am pleased to present the Semiannual Report to shareholders of ProFunds VP for the six months ended June 30, 2010.

Equities Relinquished a Portion of 2009 Gains

Following a strong recovery in 2009, U.S. stock prices reversed course during the first half of 2010. Large-cap and mid-cap stocks fell 6.7% and 1.4%, respectively, as measured by the S&P 500® and S&P MidCap 400® Indexes. Small-cap stocks tracked by the Russell 2000® Index declined 1.9%. Stock market volatility as measured by the CBOE VIX increased significantly, from 21.7 at the beginning of the year to 34.5 at the end of June.

Nearly all U.S. sectors gave up a portion of last year’s broadly based gains.The biggest lagging sectors included the oil and gas, technology, basic materials, telecommunications, semiconductor, and health care sectors. Only the real estate sector generated a positive return during the six-month period.

Most international stocks trailed their U.S. counterparts. Developed markets outside the U.S. and Canada fell 12.8%, as measured by the MSCI EAFE® Index. Emerging markets lost ground as well, shedding 10.7%, as measured by the BNY Mellon Emerging Markets 50 ADR Index.

Treasurys, Corporate Bonds, and the Dollar Strengthened

U.S. bonds posted gains during the period, with the 10-year and 30-year Treasury adding 9.9% and 15.7%, respectively, as measured by the Ryan Labs 10- and 30-Year Bond Indexes. Corporate bonds also performed well, as reflected by the 5.3% gain in the Barclays Capital U.S. Aggregate Bond Index. Finally, the dollar advanced 10.5% against a basket of six currencies, as tracked by the ICE U.S. Dollar Index.

We appreciate the trust you have placed in us by choosing ProFunds and look forward to continuing to serve your investing needs.

Sincerely,

Michael L. Sapir
Chairman of the Board of Trustees

All investment performance index figures above reflect total return performance. You may not invest directly in an index.

All investment performance index figures above reflect total return performance. You may not invest directly in an index.

i

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2 :: ProFund VP Large-Cap Value :: Financial Statements

Investment Objective:   The ProFund VP Large-Cap Value seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500/Citigroup Value Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2010

Market Exposure

Investment Type	% of Net Assets

Equity Securities	102%

Total Exposure	102%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets

General Electric Co.	3.5%
J.P. Morgan Chase & Co.	3.3%
Bank of America Corp.	3.3%
Chevron Corp.	3.1%
Wells Fargo & Co.	3.0%

S&P 500/Citigroup Value Index - Composition

% of Index

Financial	25%
Consumer Non-Cyclical	20%
Consumer Cyclical	11%
Energy	11%
Industrial	11%
Communications	9%
Utilities	7%
Technology	4%
Basic Materials	2%

Schedule of Portfolio Investments (unaudited)

Common Stocks (102.2%)
	Shares	Value

3M Co. (Miscellaneous Manufacturing)	1,701	$134,362
Abbott Laboratories (Pharmaceuticals)	3,969	185,670
Advanced Micro Devices, Inc.* (Semiconductors)	1,512	11,068
Aetna, Inc. (Healthcare-Services)	2,268	59,830
AFLAC, Inc. (Insurance)	1,512	64,517
Agilent Technologies, Inc.* (Electronics)	945	26,866
Air Products & Chemicals, Inc. (Chemicals)	378	24,498
Airgas, Inc. (Chemicals)	189	11,756
AK Steel Holding Corp. (Iron/Steel)	189	2,253
Alcoa, Inc. (Mining)	5,670	57,040
Allegheny Energy, Inc. (Electric)	945	19,543
Allegheny Technologies, Inc. (Iron/Steel)	189	8,352
Allstate Corp. (Insurance)	2,835	81,450
Altria Group, Inc. (Agriculture)	7,938	159,078
Ameren Corp. (Electric)	1,323	31,448
American Electric Power, Inc. (Electric)	2,646	85,466
American International Group, Inc.* (Insurance)	756	26,037
Ameriprise Financial, Inc. (Diversified Financial Services)	567	20,486
AmerisourceBergen Corp. (Pharmaceuticals)	1,512	48,006
Amgen, Inc.* (Biotechnology)	2,457	129,238
Analog Devices, Inc. (Semiconductors)	567	15,797
AON Corp. (Insurance)	1,323	49,110
Apartment Investment and Management Co.—Class A (REIT)	378	7,322
Applied Materials, Inc. (Semiconductors)	4,914	59,066
Archer-Daniels-Midland Co. (Agriculture)	3,591	92,720
Assurant, Inc. (Insurance)	567	19,675
AT&T, Inc. (Telecommunications)	16,443	397,756
Automatic Data Processing, Inc. (Software)	1,512	60,873
AutoNation, Inc.* (Retail)	378	7,371
Avalonbay Communities, Inc. (REIT)	189	17,647
Avery Dennison Corp. (Household Products/Wares)	567	18,218
Ball Corp. (Packaging & Containers)	189	9,985
Bank of America Corp. (Banks)	56,133	806,631
Bank of New York Mellon Corp. (Banks)	6,804	167,991
Bard (C.R.), Inc. (Healthcare-Products)	189	14,653
Baxter International, Inc. (Healthcare-Products)	1,512	61,448
BB&T Corp. (Banks)	3,780	99,452
Becton, Dickinson & Co. (Healthcare-Products)	567	38,341
Bemis Co., Inc. (Packaging & Containers)	567	15,309
Berkshire Hathaway, Inc.—Class B* (Insurance)	4,158	331,351
Big Lots, Inc.* (Retail)	378	12,130
Boeing Co. (Aerospace/Defense)	2,457	154,177
Boston Properties, Inc. (REIT)	378	26,967
Boston Scientific Corp.* (Healthcare-Products)	8,505	49,329
Bristol-Myers Squibb Co. (Pharmaceuticals)	5,292	131,982
Brown-Forman Corp. (Beverages)	189	10,816
C.H. Robinson Worldwide, Inc. (Transportation)	189	10,520
CA, Inc. (Software)	756	13,910
Cabot Oil & Gas Corp. (Oil & Gas)	189	5,919
Campbell Soup Co. (Food)	567	20,316
Capital One Financial Corp. (Diversified Financial Services)	2,457	99,017
Cardinal Health, Inc. (Pharmaceuticals)	1,890	63,523
CareFusion Corp.* (Healthcare-Products)	945	21,451
Carnival Corp.—Class A (Leisure Time)	2,268	68,584
CBS Corp.—Class B (Media)	1,890	24,438
CenterPoint Energy, Inc. (Electric)	2,268	29,847
CenturyTel, Inc. (Telecommunications)	1,512	50,365
Cephalon, Inc.* (Pharmaceuticals)	189	10,726
Chesapeake Energy Corp. (Oil & Gas)	3,591	75,231
Chevron Corp. (Oil & Gas)	11,151	756,707
Chubb Corp. (Insurance)	1,701	85,067
Cincinnati Financial Corp. (Insurance)	756	19,558
Cintas Corp. (Textiles)	567	13,591
Citigroup, Inc.* (Diversified Financial Services)	126,819	476,839
Clorox Co. (Household Products/Wares)	378	23,496
CMS Energy Corp. (Electric)	1,134	16,613
Coca-Cola Enterprises, Inc. (Beverages)	756	19,550
Comcast Corp.—Class A (Media)	15,687	272,483
Comerica, Inc. (Banks)	945	34,804
Computer Sciences Corp. (Computers)	189	8,552
Compuware Corp.* (Software)	567	4,525
ConAgra Foods, Inc. (Food)	1,134	26,445
ConocoPhillips (Oil & Gas)	8,316	408,232
Consolidated Edison, Inc. (Electric)	1,512	65,167
Constellation Brands, Inc.* (Beverages)	945	14,761
Constellation Energy Group, Inc. (Electric)	945	30,476
Costco Wholesale Corp. (Retail)	2,457	134,717
Coventry Health Care, Inc.* (Healthcare-Services)	756	13,366
CSX Corp. (Transportation)	756	37,520

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Large-Cap Value :: 3

Common Stocks, continued
	Shares	Value

Cummins, Inc. (Machinery-Diversified)	378	$24,619
CVS Corp. (Retail)	7,560	221,659
D.R. Horton, Inc. (Home Builders)	1,512	14,863
Darden Restaurants, Inc. (Retail)	189	7,343
Dean Foods Co.* (Food)	945	9,516
Deere & Co. (Machinery-Diversified)	945	52,618
Dell, Inc.* (Computers)	9,639	116,246
DENTSPLY International, Inc. (Healthcare-Products)	189	5,653
Devon Energy Corp. (Oil & Gas)	1,323	80,597
Discover Financial Services (Diversified Financial Services)	3,024	42,276
Discovery Communications, Inc.—Class A* (Media)	189	6,749
Dominion Resources, Inc. (Electric)	3,213	124,472
Dover Corp. (Miscellaneous Manufacturing)	378	15,797
Dr.Pepper Snapple Group, Inc. (Beverages)	567	21,200
DTE Energy Co. (Electric)	756	34,481
Duke Energy Corp. (Electric)	7,182	114,912
E*TRADE Financial Corp.* (Diversified Financial Services)	945	11,170
E.I. du Pont de Nemours & Co. (Chemicals)	2,268	78,450
Eastman Chemical Co. (Chemicals)	378	20,170
Eastman Kodak Co.* (Miscellaneous Manufacturing)	1,323	5,742
Eaton Corp. (Miscellaneous Manufacturing)	756	49,473
Edison International (Electric)	1,701	53,956
El Paso Corp. (Pipelines)	1,701	18,898
Electronic Arts, Inc.* (Software)	1,134	16,330
Eli Lilly & Co. (Pharmaceuticals)	2,646	88,641
Emerson Electric Co. (Electrical Components & Equipment)	2,457	107,346
Entergy Corp. (Electric)	945	67,681
EQT Corp. (Oil & Gas)	378	13,661
Equifax, Inc. (Commercial Services)	189	5,303
Equity Residential Properties Trust (REIT)	945	39,350
Exelon Corp. (Electric)	2,268	86,116
Expeditors International of Washington, Inc. (Transportation)	567	19,567
Exxon Mobil Corp. (Oil & Gas)	12,852	733,464
Family Dollar Stores, Inc. (Retail)	756	28,494
FedEx Corp. (Transportation)	1,701	119,257
Fidelity National Information Services, Inc. (Software)	1,701	45,621
Fifth Third Bancorp (Banks)	4,347	53,425
First Horizon National Corp.* (Banks)	1,135	12,990
FirstEnergy Corp. (Electric)	1,701	59,926
Fiserv, Inc.* (Software)	189	8,630
Fluor Corp. (Engineering & Construction)	945	40,162
Ford Motor Co.* (Auto Manufacturers)	13,041	131,453
Forest Laboratories, Inc.* (Pharmaceuticals)	567	15,553
Fortune Brands, Inc. (Household Products/Wares)	756	29,620
Franklin Resources, Inc. (Diversified Financial Services)	378	32,580
Frontier Communications Corp. (Telecommunications)	1,701	12,094
GameStop Corp.—Class A* (Retail)	189	3,551
Gannett Co., Inc. (Media)	756	10,176
General Dynamics Corp. (Aerospace/Defense)	945	55,339
General Electric Co. (Miscellaneous Manufacturing)	59,724	861,220
General Mills, Inc. (Food)	1,701	60,420
Genuine Parts Co. (Distribution/Wholesale)	756	29,824
Genworth Financial, Inc.—Class A* (Diversified Financial Services)	2,646	34,583
Genzyme Corp.* (Biotechnology)	567	28,787
H & R Block, Inc. (Commercial Services)	1,134	17,792
Halliburton Co. (Oil & Gas Services)	2,457	60,319
Harley-Davidson, Inc. (Leisure Time)	378	8,403
Harris Corp. (Telecommunications)	189	7,872
Hartford Financial Services Group, Inc. (Insurance)	2,457	54,373
Health Care REIT, Inc. (REIT)	378	15,921
Heinz (H.J.) Co. (Food)	756	32,674
Hess Corp. (Oil & Gas)	1,512	76,114
Hewlett-Packard Co. (Computers)	3,969	171,778
Home Depot, Inc. (Retail)	9,261	259,956
Hormel Foods Corp. (Food)	378	15,301
Host Marriott Corp. (REIT)	3,591	48,407
Humana, Inc.* (Healthcare-Services)	945	43,158
Huntington Bancshares, Inc. (Banks)	3,969	21,988
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	567	23,406
Integrys Energy Group, Inc. (Electric)	378	16,534
Intel Corp. (Semiconductors)	17,388	338,197
International Game Technology (Entertainment)	567	8,902
International Paper Co. (Forest Products & Paper)	1,134	25,662
Interpublic Group of Cos., Inc.* (Advertising)	2,646	18,866
Iron Mountain, Inc. (Commercial Services)	378	8,490
J.C. Penney Co., Inc. (Retail)	1,323	28,418
J.P. Morgan Chase & Co. (Diversified Financial Services)	22,302	816,476
Jabil Circuit, Inc. (Electronics)	945	12,568
Jacobs Engineering Group, Inc.* (Engineering & Construction)	567	20,661
JDS Uniphase Corp.* (Telecommunications)	378	3,720
JM Smucker Co. (Food)	567	34,145
Johnson & Johnson (Healthcare-Products)	7,182	424,169
Johnson Controls, Inc. (Auto Parts & Equipment)	3,591	96,490
Kellogg Co. (Food)	567	28,520
KeyCorp (Banks)	4,914	37,789
Kimberly-Clark Corp. (Household Products/Wares)	945	57,295
Kimco Realty Corp. (REIT)	2,268	30,482
King Pharmaceuticals, Inc.* (Pharmaceuticals)	1,323	10,042
KLA -Tencor Corp. (Semiconductors)	378	10,539
Kraft Foods, Inc. (Food)	9,639	269,892
Kroger Co. (Food)	3,591	70,707
L-3 Communications Holdings, Inc. (Aerospace/Defense)	567	40,166
Legg Mason, Inc. (Diversified Financial Services)	567	15,893
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	756	15,165
Lennar Corp.—Class A (Home Builders)	756	10,516
Leucadia National Corp.* (Holding Companies-Diversified)	567	11,062
Lexmark International, Inc.—Class A* (Computers)	378	12,485
Limited, Inc. (Retail)	756	16,685
Lincoln National Corp. (Insurance)	1,512	36,726
Lockheed Martin Corp. (Aerospace/Defense)	1,701	126,724
Loews Corp. (Insurance)	1,890	62,956
Lorillard, Inc. (Agriculture)	378	27,208
Lowe’s Cos., Inc. (Retail)	7,938	162,094
LSI Logic Corp.* (Semiconductors)	1,890	8,694
M&T Bank Corp. (Banks)	378	32,111
Macy’s, Inc. (Retail)	2,268	40,597
Marathon Oil Corp. (Oil & Gas)	3,969	123,396
Marriott International, Inc.—Class A (Lodging)	378	11,317
Marsh & McLennan Cos., Inc. (Insurance)	3,024	68,191
Marshall & Ilsley Corp. (Banks)	2,835	20,355
Masco Corp. (Building Materials)	1,890	20,336
Mattel, Inc. (Toys/Games/Hobbies)	756	15,997
McCormick & Co., Inc. (Food)	378	14,349
McDonald’s Corp. (Retail)	2,835	186,741
McGraw-Hill Cos., Inc. (Media)	756	21,274
McKesson Corp. (Commercial Services)	1,512	101,546
Mead Johnson Nutrition Co.—Class A (Pharmaceuticals)	567	28,418
MEMC Electronic Materials, Inc.* (Semiconductors)	1,134	11,204

See accompanying notes to the financial statements.

4 :: ProFund VP Large-Cap Value :: Financial Statements

Common Stocks, continued
	Shares	Value

Merck & Co., Inc. (Pharmaceuticals)	8,316	$290,811
Meredith Corp. (Media)	189	5,884
MetLife, Inc. (Insurance)	4,536	171,279
MetroPCS Communications, Inc.* (Telecommunications)	1,323	10,835
Microchip Technology, Inc. (Semiconductors)	378	10,486
Micron Technology, Inc.* (Semiconductors)	2,457	20,860
Molex, Inc. (Electrical Components & Equipment)	756	13,789
Molson Coors Brewing Co.—Class B (Beverages)	756	32,024
Monster Worldwide, Inc.* (Internet)	189	2,202
Moody’s Corp. (Commercial Services)	378	7,530
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	7,749	179,854
Motorola, Inc.* (Telecommunications)	12,852	83,795
Murphy Oil Corp. (Oil & Gas)	378	18,730
Nabors Industries, Ltd.* (Oil & Gas)	567	9,991
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	756	13,442
National Semiconductor Corp. (Semiconductors)	567	7,632
Newell Rubbermaid, Inc. (Housewares)	1,512	22,136
News Corp.—Class A (Media)	6,804	81,376
NextEra Energy, Inc. (Electric)	2,268	110,588
Nicor, Inc. (Gas)	189	7,654
NIKE, Inc.—Class B (Apparel)	756	51,068
NiSource, Inc. (Electric)	1,512	21,924
Norfolk Southern Corp. (Transportation)	1,134	60,159
Northeast Utilities System (Electric)	945	24,079
Northern Trust Corp. (Banks)	378	17,653
Northrop Grumman Corp. (Aerospace/Defense)	1,512	82,313
Novell, Inc.* (Software)	1,890	10,735
Novellus Systems, Inc.* (Semiconductors)	189	4,793
NRG Energy, Inc.* (Electric)	378	8,017
Nucor Corp. (Iron/Steel)	567	21,705
NYSE Euronext (Diversified Financial Services)	378	10,444
Office Depot, Inc.* (Retail)	1,512	6,108
Omnicom Group, Inc. (Advertising)	567	19,448
ONEOK, Inc. (Gas)	567	24,523
Owens-Illinois, Inc.* (Packaging & Containers)	378	9,998
PACCAR, Inc. (Auto Manufacturers)	1,890	75,354
Pactiv Corp.* (Packaging & Containers)	189	5,264
Pall Corp. (Miscellaneous Manufacturing)	189	6,496
Parker Hannifin Corp. (Miscellaneous Manufacturing)	756	41,928
Patterson Cos., Inc. (Healthcare-Products)	189	5,392
Paychex, Inc. (Commercial Services)	756	19,633
People’s United Financial, Inc. (Banks)	2,079	28,066
Pepco Holdings, Inc. (Electric)	1,134	17,781
PerkinElmer, Inc. (Electronics)	567	11,720
Pfizer, Inc. (Pharmaceuticals)	45,171	644,138
PG&E Corp. (Electric)	2,079	85,447
Philip Morris International, Inc. (Commercial Services)	5,670	259,913
Pinnacle West Capital Corp. (Electric)	567	20,616
Pitney Bowes, Inc. (Office/Business Equipment)	1,134	24,903
Plum Creek Timber Co., Inc. (Forest Products & Paper)	378	13,052
PNC Financial Services Group (Banks)	2,835	160,177
PPG Industries, Inc. (Chemicals)	189	11,417
PPL Corp. (Electric)	2,457	61,302
Principal Financial Group, Inc. (Insurance)	567	13,290
Procter & Gamble Co. (Cosmetics/Personal Care)	9,639	578,147
Progress Energy, Inc. (Electric)	1,512	59,301
Progressive Corp. (Insurance)	3,591	67,224
Prudential Financial, Inc. (Insurance)	945	50,709
Public Service Enterprise Group, Inc. (Electric)	2,835	88,821
Public Storage, Inc. (REIT)	378	33,230
Pulte Group, Inc.* (Home Builders)	1,701	14,084
Quanta Services, Inc.* (Commercial Services)	1,134	23,417
Quest Diagnostics, Inc. (Healthcare-Services)	189	9,407
Questar Corp. (Pipelines)	414	18,833
Qwest Communications International, Inc. (Telecommunications)	8,316	43,659
R.R. Donnelley & Sons Co. (Commercial Services)	1,134	18,564
RadioShack Corp. (Retail)	567	11,062
Raytheon Co. (Aerospace/Defense)	2,079	100,603
Regions Financial Corp. (Banks)	6,615	43,527
Republic Services, Inc. (Environmental Control)	945	28,095
Reynolds American, Inc. (Agriculture)	945	49,253
Robert Half International, Inc. (Commercial Services)	378	8,902
Rockwell Automation, Inc. (Machinery-Diversified)	378	18,556
Roper Industries, Inc. (Miscellaneous Manufacturing)	189	10,576
Ryder System, Inc. (Transportation)	189	7,603
Safeway, Inc. (Food)	2,079	40,873
SAIC, Inc.* (Commercial Services)	1,512	25,311
SanDisk Corp.* (Computers)	567	23,854
Sara Lee Corp. (Food)	3,591	50,633
SCANA Corp. (Electric)	567	20,276
Scripps Networks Interactive—Class A (Entertainment)	189	7,624
Sealed Air Corp. (Packaging & Containers)	756	14,908
Sears Holdings Corp.* (Retail)	189	12,219
Sempra Energy (Gas)	1,323	61,903
Sherwin-Williams Co. (Chemicals)	189	13,077
SLM Corp.* (Diversified Financial Services)	2,646	27,492
Smith International, Inc. (Oil & Gas Services)	1,323	49,811
Snap-on, Inc. (Hand/Machine Tools)	189	7,732
Southern Co. (Electric)	4,536	150,958
Southwest Airlines Co. (Airlines)	4,158	46,195
Spectra Energy Corp. (Pipelines)	3,591	72,071
Sprint Nextel Corp.* (Telecommunications)	16,632	70,520
Stanley Black & Decker, Inc. (Hand/Machine Tools)	189	9,548
Staples, Inc. (Retail)	1,512	28,804
State Street Corp. (Banks)	2,646	89,488
Sunoco, Inc. (Oil & Gas)	567	19,715
SunTrust Banks, Inc. (Banks)	2,646	61,652
SuperValu, Inc. (Food)	1,134	12,293
Symantec Corp.* (Internet)	1,323	18,363
Sysco Corp. (Food)	3,213	91,795
Target Corp. (Retail)	3,969	195,156
TECO Energy, Inc. (Electric)	1,134	17,089
Tellabs, Inc. (Telecommunications)	1,323	8,454
Tenet Healthcare Corp.* (Healthcare-Services)	2,268	9,843
Tesoro Petroleum Corp. (Oil & Gas)	756	8,823
Texas Instruments, Inc. (Semiconductors)	2,457	57,199
Textron, Inc. (Miscellaneous Manufacturing)	1,512	25,659
The AES Corp.* (Electric)	1,323	12,225
The Charles Schwab Corp. (Diversified Financial Services)	2,835	40,200
The Dow Chemical Co. (Chemicals)	6,426	152,425
The Gap, Inc. (Retail)	945	18,390
The Goldman Sachs Group, Inc. (Diversified Financial Services)	1,701	223,290
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	1,323	13,151
The Hershey Co. (Food)	378	18,118
The New York Times Co.—Class A* (Media)	567	4,905
The Travelers Cos., Inc. (Insurance)	2,646	130,315
The Williams Cos., Inc. (Pipelines)	3,213	58,734
Thermo Fisher Scientific, Inc.* (Electronics)	756	37,082
Time Warner Cable, Inc. (Media)	1,890	98,431
Time Warner, Inc. (Media)	6,237	180,312

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Large-Cap Value :: 5

Common Stocks, continued
	Shares	Value

Titanium Metals Corp.* (Mining)	378	$6,649
Torchmark Corp. (Insurance)	378	18,715
Total System Services, Inc. (Software)	567	7,711
Tyson Foods, Inc.—Class A (Food)	1,701	27,879
U.S. Bancorp (Banks)	10,584	236,552
Union Pacific Corp. (Transportation)	1,134	78,824
United Parcel Service, Inc.—Class B (Transportation)	2,835	161,283
United States Steel Corp. (Iron/Steel)	756	29,144
UnitedHealth Group, Inc. (Healthcare-Services)	2,646	75,146
UnumProvident Corp. (Insurance)	1,701	36,912
V.F. Corp. (Apparel)	189	13,453
Valero Energy Corp. (Oil & Gas)	3,024	54,372
VeriSign, Inc.* (Internet)	567	15,054
Verizon Communications, Inc. (Telecommunications)	15,687	439,550
Vornado Realty Trust (REIT)	567	41,363
Vulcan Materials Co. (Building Materials)	567	24,852
Wal-Mart Stores, Inc. (Retail)	11,529	554,199
Walgreen Co. (Retail)	2,079	55,509
Walt Disney Co. (Media)	10,962	345,303
Waste Management, Inc. (Environmental Control)	2,646	82,793
WellPoint, Inc.* (Healthcare-Services)	2,268	110,973
Wells Fargo & Co. (Banks)	29,106	745,114
Weyerhaeuser Co. (Forest Products & Paper)	756	26,611
Whirlpool Corp. (Home Furnishings)	378	33,196
Windstream Corp. (Telecommunications)	1,512	15,967
Wisconsin Energy Corp. (Electric)	567	28,770
Xcel Energy, Inc. (Electric)	2,457	50,639
Xerox Corp. (Office/Business Equipment)	7,560	60,782
Yahoo!, Inc.* (Internet)	3,024	41,822
Zions Bancorp (Banks)	756	16,307

TOTAL COMMON STOCKS
(Cost $20,749,298)		25,305,340

TOTAL Investment SECURITIES
(Cost $20,749,298)—102.2%		25,305,340
Net other assets (liabilities)—(2.2)%		(550,860)

NET ASSETS—100.0%		$24,754,480

*	Non-income producing security

ProFund VP Large-Cap Value invested in the following industries as of June 30, 2010:

		% of
	Value	Net Assets

Advertising	$38,314	0.2%
Aerospace/Defense	559,322	2.3%
Agriculture	328,259	1.3%
Airlines	46,195	0.2%
Apparel	64,521	0.3%
Auto Manufacturers	206,807	0.8%
Auto Parts & Equipment	109,641	0.4%
Banks	2,686,072	10.9%
Beverages	98,351	0.4%
Biotechnology	158,025	0.6%
Building Materials	45,188	0.2%
Chemicals	311,793	1.3%
Commercial Services	496,401	2.0%
Computers	332,915	1.3%
Cosmetics/Personal Care	578,147	2.3%
Distribution/Wholesale	29,824	0.1%
Diversified Financial Services	2,044,042	8.3%
Electric	1,614,471	6.5%
Electrical Components & Equipment	121,135	0.5%
Electronics	88,236	0.4%
Engineering & Construction	60,823	0.2%
Entertainment	16,526	0.1%
Environmental Control	110,888	0.5%
Food	823,876	3.3%
Forest Products & Paper	65,325	0.3%
Gas	94,080	0.4%
Hand/Machine Tools	17,280	0.1%
Healthcare-Products	620,436	2.5%
Healthcare-Services	321,723	1.3%
Holding Companies-Diversified	11,062	NM
Home Builders	39,463	0.2%
Home Furnishings	33,196	0.1%
Household Products/Wares	128,629	0.5%
Housewares	22,136	0.1%
Insurance	1,387,455	5.6%
Internet	77,441	0.3%
Iron/Steel	61,454	0.3%
Leisure Time	76,987	0.3%
Lodging	11,317	NM
Machinery-Diversified	95,793	0.4%
Media	1,051,331	4.2%
Mining	63,689	0.3%
Miscellaneous Manufacturing	1,189,824	4.8%
Office/Business Equipment	85,685	0.3%
Oil & Gas	2,384,952	9.6%
Oil & Gas Services	110,130	0.4%
Packaging & Containers	55,464	0.2%
Pharmaceuticals	1,517,510	6.1%
Pipelines	168,536	0.7%
REIT	260,689	1.1%
Retail	1,991,203	8.0%
Semiconductors	555,535	2.2%
Software	168,335	0.7%
Telecommunications	1,144,587	4.6%
Textiles	13,591	0.1%
Toys/Games/Hobbies	15,997	0.1%
Transportation	494,733	2.0%
Other**	(550,860)	(2.2)%

Total	$24,754,480	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

6 :: ProFund VP Large-Cap Value :: Financial Statements

Statement of Assets and Liabilities (unaudited) :: June 30, 2010

Assets:
Total Investment Securities, at cost	$20,749,298

Securities, at value	25,305,340

Total Investment Securities, at value	25,305,340
Dividends receivable	41,590
Receivable for investments sold	2,408,368
Prepaid expenses	454

Total Assets	27,755,752

Liabilities:
Cash overdraft	444,744
Payable for investments purchased	1,111
Payable for capital shares redeemed	2,500,929
Advisory fees payable	10,842
Management services fees payable	1,446
Administration fees payable	925
Administrative services fees payable	8,836
Distribution fees payable	6,855
Trustee fees payable	1
Transfer agency fees payable	3,179
Fund accounting fees payable	2,008
Compliance services fees payable	175
Other accrued expenses	20,221

Total Liabilities	3,001,272

Net Assets	$24,754,480

Net Assets consist of:
Capital	$39,527,400
Accumulated net investment income (loss)	90,127
Accumulated net realized gains (losses) on investments	(19,419,089)
Net unrealized appreciation (depreciation) on investments	4,556,042

Net Assets	$24,754,480

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,227,101

Net Asset Value (offering and redemption price per share)	$20.17

Statement of Operations (unaudited) :: For the six months ended June 30, 2010

Investment Income:
Dividends	$377,890
Interest	21

Total Investment Income	377,911

Expenses:
Advisory fees	128,475
Management services fees	17,130
Administration fees	6,356
Transfer agency fees	9,131
Administrative services fees	58,378
Distribution fees	42,825
Custody fees	24,396
Fund accounting fees	13,371
Trustee fees	202
Compliance services fees	146
Other fees	17,770

Total Gross Expenses before reductions	318,180
Less Expenses reduced by the Advisor	(30,396)

Total Net Expenses	287,784

Net Investment Income (Loss)	90,127

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	244,970
Change in net unrealized appreciation/depreciation on investments	(1,957,684)

Net Realized and Unrealized Gains (Losses) on Investments	(1,712,714)

Change in Net Assets Resulting from Operations	$(1,622,587)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Large-Cap Value :: 7

Statements of Changes in Net Assets

	For the
	six months ended	For the
	June 30, 2010	year ended
	(unaudited)	December 31, 2009

From Investment Activities:
Operations:
Net investment income (loss)	$90,127	$379,799
Net realized gains (losses) on investments	244,970	(302,658)
Change in net unrealized appreciation/depreciation on investments	(1,957,684)	5,584,737

Change in net assets resulting from operations	(1,622,587)	5,661,878

Distributions to Shareholders From:
Net investment income	(379,799)	(728,606)

Change in net assets resulting from distributions	(379,799)	(728,606)

Capital Transactions:
Proceeds from shares issued	63,834,218	67,775,602
Dividends reinvested	379,799	728,608
Value of shares redeemed	(66,989,458)	(77,099,135)

Change in net assets resulting from capital transactions	(2,775,441)	(8,594,927)

Change in net assets	(4,777,827)	(3,661,655)
Net Assets:
Beginning of period	29,532,307	33,193,962

End of period	$24,754,480	$29,532,307

Accumulated net investment income (loss)	$90,127	$379,799

Share Transactions:
Issued	2,853,048	3,663,426
Reinvested	16,865	34,515
Redeemed	(3,001,349)	(4,131,894)

Change in shares	(131,436)	(433,953)

See accompanying notes to the financial statements.

8 :: ProFund VP Large-Cap Value :: Financial Highlights

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the
	six months ended	For the	For the	For the	For the	For the
	June 30, 2010	year ended	year ended	year ended	year ended	year ended
	(unaudited)	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$21.74	$18.52	$37.43	$40.02	$34.26	$33.48

Investment Activities:
Net investment income (loss)(a)	0.06	0.24	0.49	0.32	0.24	0.13
Net realized and unrealized gains (losses) on investments	(1.41)	3.35	(14.16)	(0.16)	6.09	0.94

Total income (loss) from investment activities	(1.35)	3.59	(13.67)	0.16	6.33	1.07

Distributions to Shareholders From:
Net investment income	(0.22)	(0.37)	(0.62)	(0.28)	(0.06)	— (b)
Net realized gains on investments	—	—	(4.62)	(2.47)	(0.51)	(0.29)

Total distributions	(0.22)	(0.37)	(5.24)	(2.75)	(0.57)	(0.29)

Net Asset Value, End of Period	$20.17	$21.74	$18.52	$37.43	$40.02	$34.26

Total Return	(6.33)% (c)	19.47%	(40.46)%	0.15%	18.67%	3.21%

Ratios to Average Net Assets:
Gross expenses(d)	1.86%	1.89%	1.82%	1.72%	1.74%	2.00%
Net expenses(d)	1.68%	1.67%	1.63%	1.63%	1.70%	1.98%
Net Investment income (loss)(d)	0.53%	1.26%	1.69%	0.77%	0.66%	0.40%

Supplemental Data:
Net assets, end of period (000’s)	$24,754	$29,532	$33,194	$70,937	$156,784	$79,122
Portfolio turnover rate(e)	191% (c)	217%	304%	250%	277%	499%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Amount is less than $0.005.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Large-Cap Growth :: 9

Investment Objective:   The ProFund VP Large-Cap Growth seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500/Citigroup Growth Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2010

Market Exposure
Investment Type	% of Net Assets

Equity Securities	101%

Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Apple Computer, Inc.	5.2%
Microsoft Corp.	4.0%
International Business Machines Corp.	3.6%
Exxon Mobil Corp.	3.4%
Cisco Systems, Inc.	2.8%

S&P 500/Citigroup Growth Index - Composition
% of Index

Consumer Non-Cyclical	26%
Technology	22%
Communications	13%
Energy	11%
Industrial	10%
Consumer Cyclical	7%
Financial	7%
Basic Materials	4%

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.9%)
	Shares	Value

3M Co. (Miscellaneous Manufacturing)	1,749	$138,153
Abbott Laboratories (Pharmaceuticals)	3,975	185,950
Abercrombie & Fitch Co.—Class A (Retail)	318	9,759
Adobe Systems, Inc.* (Software)	2,544	67,238
Advanced Micro Devices, Inc.* (Semiconductors)	1,272	9,311
AFLAC, Inc. (Insurance)	795	33,923
Agilent Technologies, Inc.* (Electronics)	795	22,602
Air Products & Chemicals, Inc. (Chemicals)	477	30,914
Airgas, Inc. (Chemicals)	159	9,890
AK Steel Holding Corp. (Iron/Steel)	318	3,791
Akamai Technologies, Inc.* (Internet)	795	32,253
Allegheny Technologies, Inc. (Iron/Steel)	159	7,026
Allergan, Inc. (Pharmaceuticals)	1,431	83,370
Altera Corp. (Semiconductors)	1,431	35,503
Altria Group, Inc. (Agriculture)	3,021	60,541
Amazon.com, Inc.* (Internet)	1,590	173,723
American Express Co. (Diversified Financial Services)	5,724	227,243
American Tower Corp.* (Telecommunications)	1,908	84,906
Ameriprise Financial, Inc. (Diversified Financial Services)	636	22,979
Amgen, Inc.* (Biotechnology)	2,385	125,451
Amphenol Corp.—Class A (Electronics)	795	31,228
Anadarko Petroleum Corp. (Oil & Gas)	2,385	86,075
Analog Devices, Inc. (Semiconductors)	795	22,149
Apache Corp. (Oil & Gas)	1,590	133,862
Apartment Investment and Management Co.—Class A (REIT)	159	3,080
Apollo Group, Inc.—Class A* (Commercial Services)	477	20,258
Apple Computer, Inc.* (Computers)	4,452	1,119,812
Applied Materials, Inc. (Semiconductors)	2,067	24,845
AT&T, Inc. (Telecommunications)	14,310	346,159
Autodesk, Inc.* (Software)	1,113	27,113
Automatic Data Processing, Inc. (Software)	954	38,408
AutoZone, Inc.* (Retail)	159	30,722
Avalonbay Communities, Inc. (REIT)	159	14,846
Avon Products, Inc. (Cosmetics/Personal Care)	2,067	54,775
Baker Hughes, Inc. (Oil & Gas Services)	2,067	85,925
Ball Corp. (Packaging & Containers)	159	8,400
Bard (C.R.), Inc. (Healthcare-Products)	159	12,327
Baxter International, Inc. (Healthcare-Products)	1,431	58,156
Becton, Dickinson & Co. (Healthcare-Products)	477	32,255
Bed Bath & Beyond, Inc.* (Retail)	1,272	47,166
Berkshire Hathaway, Inc.—Class B* (Insurance)	4,452	354,780
Best Buy Co., Inc. (Retail)	1,590	53,837
Biogen Idec, Inc.* (Biotechnology)	1,272	60,356
BMC Software, Inc.* (Software)	795	27,531
Boeing Co. (Aerospace/Defense)	1,431	89,795
Boston Properties, Inc. (REIT)	159	11,343
Bristol-Myers Squibb Co. (Pharmaceuticals)	3,657	91,206
Broadcom Corp.—Class A (Semiconductors)	2,067	68,149
Brown-Forman Corp. (Beverages)	159	9,100
C.H. Robinson Worldwide, Inc. (Transportation)	477	26,550
CA, Inc. (Software)	1,113	20,479
Cabot Oil & Gas Corp. (Oil & Gas)	159	4,980
Cameron International Corp.* (Oil & Gas Services)	1,113	36,195
Campbell Soup Co. (Food)	318	11,394
Carmax, Inc.* (Retail)	954	18,985
Caterpillar, Inc. (Machinery-Construction & Mining)	3,021	181,471
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	1,272	17,312
CBS Corp.—Class B (Media)	1,431	18,503
Celgene Corp.* (Biotechnology)	2,226	113,125
Cephalon, Inc.* (Pharmaceuticals)	159	9,023
Cerner Corp.* (Software)	318	24,133
CF Industries Holdings, Inc. (Chemicals)	318	20,177
CIGNA Corp. (Insurance)	1,272	39,508
Cisco Systems, Inc.* (Telecommunications)	27,825	592,951
Citrix Systems, Inc.* (Software)	795	33,573
Cliffs Natural Resources, Inc. (Iron/Steel)	636	29,994
Clorox Co. (Household Products/Wares)	318	19,767
CME Group, Inc. (Diversified Financial Services)	318	89,533
Coach, Inc. (Apparel)	1,431	52,303
Coca-Cola Co. (Beverages)	11,289	565,805
Coca-Cola Enterprises, Inc. (Beverages)	795	20,559
Cognizant Technology Solutions Corp.* (Computers)	1,431	71,636
Colgate-Palmolive Co. (Cosmetics/Personal Care)	2,385	187,843
Computer Sciences Corp. (Computers)	318	14,389
Compuware Corp.* (Software)	477	3,806
ConAgra Foods, Inc. (Food)	954	22,247
CONSOL Energy, Inc. (Coal)	954	32,207
Corning, Inc. (Telecommunications)	7,632	123,257
CSX Corp. (Transportation)	1,113	55,238
Cummins, Inc. (Machinery-Diversified)	477	31,067

See accompanying notes to the financial statements.

10 :: ProFund VP Large-Cap Growth :: Financial Statements

Common Stocks, continued
	Shares	Value

Danaher Corp. (Miscellaneous Manufacturing)	2,544	$94,433
Darden Restaurants, Inc. (Retail)	318	12,354
DaVita, Inc.* (Healthcare-Services)	477	29,784
Deere & Co. (Machinery-Diversified)	1,113	61,972
Denbury Resources, Inc.* (Oil & Gas)	1,908	27,933
DENTSPLY International, Inc. (Healthcare-Products)	318	9,511
Devon Energy Corp. (Oil & Gas)	795	48,431
DeVry, Inc. (Commercial Services)	159	8,346
Diamond Offshore Drilling, Inc. (Oil & Gas)	318	19,776
DIRECTV—Class A* (Media)	4,293	145,619
Discovery Communications, Inc.—Class A* (Media)	954	34,067
Dover Corp. (Miscellaneous Manufacturing)	477	19,934
Dr.Pepper Snapple Group, Inc. (Beverages)	477	17,835
Dun & Bradstreet Corp. (Software)	159	10,672
E.I. du Pont de Nemours & Co. (Chemicals)	2,385	82,497
eBay, Inc.* (Internet)	5,565	109,130
Ecolab, Inc. (Chemicals)	1,113	49,985
El Paso Corp. (Pipelines)	1,749	19,431
Electronic Arts, Inc.* (Software)	477	6,869
Eli Lilly & Co. (Pharmaceuticals)	2,544	85,224
EMC Corp.* (Computers)	10,017	183,311
Emerson Electric Co. (Electrical Components & Equipment)	1,431	62,520
EOG Resources, Inc. (Oil & Gas)	1,113	109,486
EQT Corp. (Oil & Gas)	318	11,493
Equifax, Inc. (Commercial Services)	159	4,462
Equity Residential Properties Trust (REIT)	477	19,862
Exelon Corp. (Electric)	1,113	42,261
Expedia, Inc. (Internet)	954	17,916
Expeditors International of Washington, Inc. (Transportation)	477	16,461
Express Scripts, Inc.* (Pharmaceuticals)	2,544	119,619
Exxon Mobil Corp. (Oil & Gas)	12,732	726,599
Fastenal Co. (Distribution/Wholesale)	636	31,921
Federated Investors, Inc.—Class B (Diversified Financial Services)	318	6,586
First Solar, Inc.* (Energy-Alternate Sources)	159	18,099
Fiserv, Inc.* (Software)	318	14,520
FLIR Systems, Inc.* (Electronics)	636	18,501
Flowserve Corp. (Machinery-Diversified)	159	13,483
FMC Corp. (Chemicals)	318	18,263
FMC Technologies, Inc.* (Oil & Gas Services)	477	25,119
Ford Motor Co.* (Auto Manufacturers)	5,088	51,287
Forest Laboratories, Inc.* (Pharmaceuticals)	954	26,168
Franklin Resources, Inc. (Diversified Financial Services)	318	27,408
Freeport-McMoRan Copper & Gold, Inc.—Class B (Mining)	2,226	131,623
GameStop Corp.—Class A* (Retail)	318	5,975
Gannett Co., Inc. (Media)	318	4,280
General Dynamics Corp. (Aerospace/Defense)	954	55,866
General Mills, Inc. (Food)	1,590	56,477
Genzyme Corp.* (Biotechnology)	636	32,290
Gilead Sciences, Inc.* (Pharmaceuticals)	4,293	147,164
Goodrich Corp. (Aerospace/Defense)	477	31,601
Google, Inc.—Class A* (Internet)	1,113	495,229
H & R Block, Inc. (Commercial Services)	477	7,484
Halliburton Co. (Oil & Gas Services)	2,067	50,745
Harley-Davidson, Inc. (Leisure Time)	636	14,138
Harman International Industries, Inc.* (Home Furnishings)	318	9,505
Harris Corp. (Telecommunications)	318	13,245
Hasbro, Inc. (Toys/Games/Hobbies)	636	26,140
HCP, Inc. (REIT)	1,431	46,150
Health Care REIT, Inc. (REIT)	159	6,697
Heinz (H.J.) Co. (Food)	636	27,488
Helmerich & Payne, Inc. (Oil & Gas)	477	17,420
Hewlett-Packard Co. (Computers)	7,791	337,194
Honeywell International, Inc. (Miscellaneous Manufacturing)	3,657	142,733
Hospira, Inc.* (Pharmaceuticals)	795	45,673
Hudson City Bancorp, Inc. (Savings & Loans)	2,226	27,246
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,113	45,945
Intel Corp. (Semiconductors)	11,925	231,941
IntercontinentalExchange, Inc.* (Diversified Financial Services)	318	35,944
International Business Machines Corp. (Computers)	6,201	765,699
International Flavors & Fragrances, Inc. (Chemicals)	318	13,490
International Game Technology (Entertainment)	795	12,481
International Paper Co. (Forest Products & Paper)	954	21,589
Intuit, Inc.* (Software)	1,431	49,756
Intuitive Surgical, Inc.* (Healthcare-Products)	159	50,184
Invesco, Ltd. (Diversified Financial Services)	2,226	37,464
Iron Mountain, Inc. (Commercial Services)	477	10,713
ITT Industries, Inc. (Miscellaneous Manufacturing)	795	35,711
Janus Capital Group, Inc. (Diversified Financial Services)	795	7,060
JDS Uniphase Corp.* (Telecommunications)	636	6,258
Johnson & Johnson (Healthcare-Products)	6,996	413,184
Juniper Networks, Inc.* (Telecommunications)	2,544	58,054
Kellogg Co. (Food)	636	31,991
Kimberly-Clark Corp. (Household Products/Wares)	1,113	67,481
KLA-Tencor Corp. (Semiconductors)	318	8,866
Kohls Corp.* (Retail)	1,431	67,972
Laboratory Corp. of America Holdings* (Healthcare-Services)	477	35,942
Legg Mason, Inc. (Diversified Financial Services)	159	4,457
Leucadia National Corp.* (Holding Companies-Diversified)	318	6,204
Life Technologies Corp.* (Biotechnology)	795	37,564
Limited, Inc. (Retail)	477	10,527
Linear Technology Corp. (Semiconductors)	954	26,531
Lorillard, Inc. (Agriculture)	159	11,445
LSI Logic Corp.* (Semiconductors)	1,431	6,583
Marriott International, Inc.—Class A (Lodging)	795	23,802
Massey Energy Co. (Coal)	477	13,046
MasterCard, Inc.—Class A (Software)	318	63,451
Mattel, Inc. (Toys/Games/Hobbies)	954	20,187
McAfee, Inc.* (Internet)	636	19,538
McCormick & Co., Inc. (Food)	159	6,036
McDonald’s Corp. (Retail)	2,703	178,047
McGraw-Hill Cos., Inc. (Media)	636	17,897
Mead Johnson Nutrition Co.—Class A (Pharmaceuticals)	318	15,938
MeadWestvaco Corp. (Forest Products & Paper)	795	17,649
Medco Health Solutions, Inc.* (Pharmaceuticals)	2,226	122,608
Medtronic, Inc. (Healthcare-Products)	5,247	190,309
Merck & Co., Inc. (Pharmaceuticals)	7,791	272,451
Microchip Technology, Inc. (Semiconductors)	477	13,232
Micron Technology, Inc.* (Semiconductors)	1,908	16,199
Microsoft Corp. (Software)	37,206	856,110
Millipore Corp.* (Biotechnology)	159	16,957
Monsanto Co. (Agriculture)	2,544	117,584
Monster Worldwide, Inc.* (Internet)	159	1,852
Moody’s Corp. (Commercial Services)	318	6,335
Murphy Oil Corp. (Oil & Gas)	477	23,635
Mylan Laboratories, Inc.* (Pharmaceuticals)	1,431	24,384
Nabors Industries, Ltd.* (Oil & Gas)	795	14,008
National Semiconductor Corp. (Semiconductors)	477	6,420
National-Oilwell Varco, Inc. (Oil & Gas Services)	1,908	63,098
NetApp, Inc.* (Computers)	1,590	59,323
Newmont Mining Corp. (Mining)	2,385	147,250

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Large-Cap Growth :: 11

Common Stocks, continued
	Shares	Value

News Corp.—Class A (Media)	4,929	$58,951
NIKE, Inc.—Class B (Apparel)	954	64,443
Noble Energy, Inc. (Oil & Gas)	795	47,962
Nordstrom, Inc. (Retail)	795	25,591
Norfolk Southern Corp. (Transportation)	636	33,740
Northern Trust Corp. (Banks)	636	29,701
Novellus Systems, Inc.* (Semiconductors)	159	4,032
NRG Energy, Inc.* (Electric)	636	13,490
Nucor Corp. (Iron/Steel)	795	30,433
NVIDIA Corp.* (Semiconductors)	2,703	27,598
NYSE Euronext (Diversified Financial Services)	795	21,966
O’Reilly Automotive, Inc.* (Retail)	636	30,248
Occidental Petroleum Corp. (Oil & Gas)	3,975	306,671
Omnicom Group, Inc. (Advertising)	795	27,268
Oracle Corp. (Software)	19,080	409,457
Owens-Illinois, Inc.* (Packaging & Containers)	318	8,411
Pactiv Corp.* (Packaging & Containers)	318	8,856
Pall Corp. (Miscellaneous Manufacturing)	159	5,465
Patterson Cos., Inc. (Healthcare-Products)	159	4,536
Paychex, Inc. (Commercial Services)	795	20,646
Peabody Energy Corp. (Coal)	1,272	49,773
PepsiCo, Inc. (Beverages)	7,791	474,861
Philip Morris International, Inc. (Commercial Services)	3,975	182,214
Pioneer Natural Resources Co. (Oil & Gas)	477	28,358
Plum Creek Timber Co., Inc. (Forest Products & Paper)	318	10,981
Polo Ralph Lauren Corp. (Apparel)	159	11,601
PPG Industries, Inc. (Chemicals)	477	28,816
Praxair, Inc. (Chemicals)	1,431	108,742
Precision Castparts Corp. (Metal Fabricate/Hardware)	636	65,457
Priceline.com, Inc.* (Internet)	159	28,070
Principal Financial Group, Inc. (Insurance)	795	18,635
Procter & Gamble Co. (Cosmetics/Personal Care)	5,565	333,789
ProLogis (REIT)	2,226	22,549
Prudential Financial, Inc. (Insurance)	1,272	68,255
Public Storage, Inc. (REIT)	318	27,955
QLogic Corp.* (Semiconductors)	477	7,928
Qualcomm, Inc. (Telecommunications)	7,950	261,078
Quest Diagnostics, Inc. (Healthcare-Services)	318	15,827
Questar Corp. (Pipelines)	352	16,012
Range Resources Corp. (Oil & Gas)	636	25,535
Red Hat, Inc.* (Software)	795	23,007
Republic Services, Inc. (Environmental Control)	636	18,908
Robert Half International, Inc. (Commercial Services)	318	7,489
Rockwell Automation, Inc. (Machinery-Diversified)	159	7,805
Rockwell Collins, Inc. (Aerospace/Defense)	636	33,791
Roper Industries, Inc. (Miscellaneous Manufacturing)	159	8,898
Ross Stores, Inc. (Retail)	477	25,419
Rowan Cos., Inc.* (Oil & Gas)	477	10,465
Salesforce.com, Inc.* (Software)	477	40,936
SanDisk Corp.* (Computers)	477	20,067
Schlumberger, Ltd. (Oil & Gas Services)	5,724	316,766
Scripps Networks Interactive—Class A (Entertainment)	159	6,414
Sherwin-Williams Co. (Chemicals)	159	11,001
Sigma-Aldrich Corp. (Chemicals)	477	23,769
Simon Property Group, Inc. (REIT)	1,431	115,553
Southwestern Energy Co.* (Oil & Gas)	1,590	61,438
St. Jude Medical, Inc.* (Healthcare-Products)	1,590	57,383
Stanley Black & Decker, Inc. (Hand/Machine Tools)	477	24,098
Staples, Inc. (Retail)	2,226	42,405
Starbucks Corp. (Retail)	3,498	85,001
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	795	32,937
Stericycle, Inc.* (Environmental Control)	318	20,854
Stryker Corp. (Healthcare-Products)	1,272	63,676
Symantec Corp.* (Internet)	2,544	35,311
T. Rowe Price Group, Inc. (Diversified Financial Services)	1,113	49,406
Tellabs, Inc. (Telecommunications)	636	4,064
Teradata Corp.* (Computers)	795	24,232
Teradyne, Inc.* (Semiconductors)	795	7,751
Texas Instruments, Inc. (Semiconductors)	3,816	88,836
The AES Corp.* (Electric)	1,908	17,630
The Charles Schwab Corp. (Diversified Financial Services)	2,226	31,565
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	477	26,583
The Gap, Inc. (Retail)	1,113	21,659
The Goldman Sachs Group, Inc. (Diversified Financial Services)	954	125,232
The Hershey Co. (Food)	318	15,242
Thermo Fisher Scientific, Inc.* (Electronics)	1,272	62,392
Tiffany & Co. (Retail)	477	18,083
TJX Cos., Inc. (Retail)	1,908	80,041
Total System Services, Inc. (Software)	318	4,325
Union Pacific Corp. (Transportation)	1,431	99,469
United Parcel Service, Inc.—Class B (Transportation)	2,226	126,637
United Technologies Corp. (Aerospace/Defense)	4,452	288,979
UnitedHealth Group, Inc. (Healthcare-Services)	3,021	85,796
Urban Outfitters, Inc.* (Retail)	636	21,872
V.F. Corp. (Apparel)	159	11,318
Varian Medical Systems, Inc.* (Healthcare-Products)	477	24,938
Ventas, Inc. (REIT)	636	29,860
VeriSign, Inc.* (Internet)	318	8,443
Viacom, Inc.—Class B (Media)	2,862	89,781
Visa, Inc.—Class A (Commercial Services)	2,067	146,240
Vornado Realty Trust (REIT)	159	11,599
W.W. Grainger, Inc. (Distribution/Wholesale)	159	15,813
Walgreen Co. (Retail)	2,862	76,415
Waters Corp.* (Electronics)	318	20,575
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	477	19,352
Western Digital Corp.* (Computers)	1,113	33,568
Western Union Co. (Commercial Services)	3,180	47,414
Weyerhaeuser Co. (Forest Products & Paper)	159	5,597
Whole Foods Market, Inc.* (Food)	795	28,636
Windstream Corp. (Telecommunications)	954	10,074
Wyndham Worldwide Corp. (Lodging)	795	16,011
Wynn Resorts, Ltd. (Lodging)	318	24,254
Xilinx, Inc. (Semiconductors)	1,272	32,131
XL Capital, Ltd.—Class A (Insurance)	1,590	25,456
Yahoo!, Inc.* (Internet)	3,021	41,780
YUM! Brands, Inc. (Retail)	2,226	86,903
Zimmer Holdings, Inc.* (Healthcare-Products)	954	51,564

TOTAL COMMON STOCKS
(Cost $15,396,708)		21,562,895

TOTAL Investment SECURITIES
(Cost $15,396,708)—100.9%		21,562,895
Net other assets (liabilities)—(0.9)%		(196,382)

NET ASSETS—100.0%		$21,366,513

*	Non-income producing security

See accompanying notes to the financial statements.

12 :: ProFund VP Large-Cap Growth :: Financial Statements

ProFund VP Large-Cap Growth invested in the following industries as of June 30, 2010:

		% of
	Value	Net Assets

Advertising	$27,268	0.1%
Aerospace/Defense	500,032	2.3%
Agriculture	189,570	0.9%
Apparel	139,665	0.7%
Auto Manufacturers	51,287	0.2%
Banks	29,701	0.1%
Beverages	1,088,160	5.1%
Biotechnology	385,743	1.8%
Chemicals	397,544	1.9%
Coal	95,026	0.5%
Commercial Services	461,601	2.2%
Computers	2,629,231	12.3%
Cosmetics/Personal Care	602,990	2.8%
Distribution/Wholesale	47,734	0.2%
Diversified Financial Services	686,843	3.2%
Electric	73,381	0.3%
Electrical Components & Equipment	62,520	0.3%
Electronics	155,298	0.7%
Energy-Alternate Sources	18,099	0.1%
Entertainment	18,895	0.1%
Environmental Control	39,762	0.2%
Food	199,511	0.9%
Forest Products & Paper	55,816	0.3%
Hand/Machine Tools	24,098	0.1%
Healthcare-Products	968,023	4.5%
Healthcare-Services	167,349	0.8%
Holding Companies-Diversified	6,204	NM
Home Furnishings	9,505	0.1%
Household Products/Wares	87,248	0.4%
Insurance	540,557	2.5%
Internet	963,245	4.5%
Iron/Steel	71,244	0.3%
Leisure Time	14,138	0.1%
Lodging	97,004	0.5%
Machinery-Construction & Mining	181,471	0.9%
Machinery-Diversified	114,327	0.5%
Media	369,098	1.7%
Metal Fabricate/Hardware	65,457	0.3%
Mining	278,873	1.3%
Miscellaneous Manufacturing	491,272	2.3%
Oil & Gas	1,704,127	8.0%
Oil & Gas Services	577,848	2.7%
Packaging & Containers	25,667	0.1%
Pharmaceuticals	1,248,130	5.8%
Pipelines	35,443	0.2%
REIT	309,494	1.5%
Real Estate	17,312	0.1%
Retail	948,981	4.4%
Savings & Loans	27,246	0.1%
Semiconductors	638,005	3.0%
Software	1,721,384	8.1%
Telecommunications	1,500,046	7.0%
Toys/Games/Hobbies	46,327	0.2%
Transportation	358,095	1.7%
Other**	(196,382)	(0.9)%

Total	$21,366,513	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Large-Cap Growth :: 13

Statement of Assets and Liabilities (unaudited) :: June 30, 2010

Assets:
Total Investment Securities, at cost	$15,396,708

Securities, at value	21,562,895

Total Investment Securities, at value	21,562,895
Dividends receivable	25,805
Receivable for investments sold	2,304,319
Prepaid expenses	461

Total Assets	23,893,480

Liabilities:
Cash overdraft	529,531
Payable for investments purchased	1,049
Payable for capital shares redeemed	1,943,594
Advisory fees payable	9,779
Management services fees payable	1,304
Administration fees payable	807
Administrative services fees payable	7,231
Distribution fees payable	6,147
Trustee fees payable	1
Transfer agency fees payable	2,950
Fund accounting fees payable	1,752
Compliance services fees payable	167
Other accrued expenses	22,655

Total Liabilities	2,526,967

Net Assets	$21,366,513

Net Assets consist of:
Capital	$28,489,189
Accumulated net investment income (loss)	(20,617)
Accumulated net realized gains (losses) on investments	(13,268,246)
Net unrealized appreciation (depreciation) on investments	6,166,187

Net Assets	$21,366,513

Shares of Beneficial Interest Outstanding
(unlimited number of shares authorized, no par value)	788,611

Net Asset Value (offering and redemption price per share)	$27.09

Statement of Operations (unaudited) :: For the six months ended June 30, 2010

Investment Income:
Dividends	$275,738
Interest	24

Total Investment Income	275,762

Expenses:
Advisory fees	132,312
Management services fees	17,642
Administration fees	6,675
Transfer agency fees	9,557
Administrative services fees	59,104
Distribution fees	44,104
Custody fees	20,945
Fund accounting fees	13,859
Trustee fees	228
Compliance services fees	142
Other fees	19,284

Total Gross Expenses before reductions	323,852
Less Expenses reduced by the Advisor	(27,473)

Total Net Expenses	296,379

Net Investment Income (Loss)	(20,617)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	2,720,767
Change in net unrealized appreciation/depreciation on investments	(5,376,553)

Net Realized and Unrealized Gains (Losses) on Investments	(2,655,786)

Change in Net Assets Resulting from Operations	$(2,676,403)

See accompanying notes to the financial statements.

14 :: ProFund VP Large-Cap Growth :: Financial Statements

Statements of Changes in Net Assets

	For the
	six months ended	For the
	June 30, 2010	year ended
	(unaudited)	December 31, 2009

From Investment Activities:
Operations:
Net investment income (loss)	$(20,617)	$25,501
Net realized gains (losses) on investments	2,720,767	902,213
Change in net unrealized appreciation/depreciation on investments	(5,376,553)	8,494,755

Change in net assets resulting from operations	(2,676,403)	9,422,469

Distributions to Shareholders From:
Net investment income	(25,501)	—

Change in net assets resulting from distributions	(25,501)	—

Capital Transactions:
Proceeds from shares issued	27,310,098	82,340,131
Dividends reinvested	25,501	—
Value of shares redeemed	(47,525,376)	(71,246,826)

Change in net assets resulting from capital transactions	(20,189,777)	11,093,305

Change in net assets	(22,891,681)	20,515,774
Net Assets:
Beginning of period	44,258,194	23,742,420

End of period	$21,366,513	$44,258,194

Accumulated net investment income (loss)	$(20,617)	$25,501

Share Transactions:
Issued	918,321	3,442,460
Reinvested	843	—
Redeemed	(1,622,162)	(2,988,795)

Change in shares	(702,998)	453,665

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Large-Cap Growth :: 15

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the
	six months ended	For the	For the	For the	For the	For the
	June 30, 2010	year ended	year ended	year ended	year ended	year ended
	(unaudited)	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$29.67	$22.87	$36.02	$34.28	$31.83	$31.61

Investment Activities:
Net investment income (loss)(a)	(0.02)	0.02	(0.05)	(0.09)	(0.09)	(0.14)
Net realized and unrealized gains (losses) on investments	(2.54)	6.78	(12.62)	2.47	2.95	0.42

Total income (loss) from investment activities	(2.56)	6.80	(12.67)	2.38	2.86	0.28

Distributions to Shareholders From:
Net investment income	(0.02)	—	—	—	—	— (b)
Net realized gains on investments	—	—	(0.48)	(0.64)	(0.41)	(0.06)

Total distributions	(0.02)	—	(0.48)	(0.64)	(0.41)	(0.06)

Net Asset Value, End of Period	$27.09	$29.67	$22.87	$36.02	$34.28	$31.83

Total Return	(8.64)% (c)	29.73%	(35.52)%	6.96%	9.06%	0.90%

Ratios to Average Net Assets:
Gross expenses(d)	1.84%	1.84%	1.77%	1.72%	1.76%	1.94%
Net expenses(d)	1.68%	1.67%	1.63%	1.65%	1.73%	1.94%
Net Investment income (loss)(d)	(0.12)%	0.08%	(0.17)%	(0.24)%	(0.27)%	(0.43)%

Supplemental Data:
Net assets, end of period (000’s)	$21,367	$44,258	$23,742	$75,835	$76,688	$83,512
Portfolio turnover rate(e)	78% (c)	224%	239%	298%	230%	635%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Amount is less than $0.005.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

16 :: ProFund VP Small-Cap Value :: Financial Statements

Investment Objective: The ProFund VP Small-Cap Value seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Citigroup Value Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2010

Market Exposure
Investment Type	% of Net Assets

Equity Securities	101%

Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

East West Bancorp, Inc.	1.2%
Piedmont Natural Gas Co., Inc.	0.9%
ProAssurance Corp.	0.9%
Casey’s General Stores, Inc.	0.9%
Amerigroup, Corp.	0.9%

S&P SmallCap 600/Citigroup Value Index - Composition
% of Index

Financial	25%
Industrial	21%
Consumer Cyclical	17%
Consumer Non-Cyclical	16%
Utilities	7%
Technology	6%
Basic Materials	3%
Communications	3%
Energy	2%

Schedule of Portfolio Investments (unaudited)

Common Stocks (101.0%)

	Shares	Value

A.M. Castle & Co.* (Metal Fabricate/Hardware)	1,790	$24,863
AAR Corp.* (Aerospace/Defense)	4,296	71,915
ABM Industries, Inc. (Commercial Services)	5,191	108,751
Actel Corp.* (Semiconductors)	1,611	20,653
Actuant Corp.—Class A (Miscellaneous Manufacturing)	7,697	144,935
Administaff, Inc. (Commercial Services)	1,074	25,948
ADPT Corp.* (Telecommunications)	13,783	39,833
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	2,327	28,599
Agilysys, Inc. (Computers)	2,148	14,370
Albany International Corp.—Class A (Machinery-Diversified)	3,043	49,266
ALLETE, Inc. (Electric)	3,401	116,450
Alliance One International, Inc.* (Agriculture)	10,203	36,323
American Physicians Capital, Inc. (Insurance)	895	27,611
American Public Education, Inc.* (Commercial Services)	1,074	46,934
American Science & Engineering, Inc. (Electronics)	358	27,283
American States Water Co. (Water)	1,074	35,592
American Vanguard Corp. (Chemicals)	2,327	18,453
AMERIGROUP Corp.* (Healthcare-Services)	5,907	191,859
Amerisafe, Inc.* (Insurance)	2,148	37,697
AMN Healthcare Services, Inc.* (Commercial Services)	3,580	26,778
AmSurg Corp.* (Healthcare-Services)	1,611	28,708
Analogic Corp. (Electronics)	716	32,585
Anixter International, Inc.* (Telecommunications)	1,432	61,003
Apogee Enterprises, Inc. (Building Materials)	3,043	32,956
Applied Industrial Technologies, Inc. (Machinery-Diversified)	4,117	104,242
Applied Signal Technology, Inc. (Telecommunications)	716	14,069
Arch Chemicals, Inc. (Chemicals)	2,864	88,039
Arctic Cat, Inc.* (Leisure Time)	1,253	11,415
Arkansas Best Corp. (Transportation)	2,864	59,428
ArQule, Inc.* (Biotechnology)	1,611	6,927
Arris Group, Inc.* (Telecommunications)	7,160	72,960
Astec Industries, Inc.* (Machinery-Construction & Mining)	2,148	59,564
ATC Technology Corp.* (Auto Parts & Equipment)	1,074	17,313
ATMI, Inc.* (Semiconductors)	1,432	20,964
Audiovox Corp.—Class A* (Telecommunications)	1,969	14,472
Avid Technology, Inc.* (Software)	3,222	41,016
Avista Corp. (Electric)	6,265	122,355
Badger Meter, Inc. (Electronics)	716	27,702
Bank Mutual Corp. (Banks)	5,191	29,485
Bank of the Ozarks, Inc. (Banks)	537	19,047
Barnes Group, Inc. (Miscellaneous Manufacturing)	4,833	79,213
Basic Energy Services, Inc.* (Oil & Gas Services)	2,506	19,296
Bel Fuse, Inc.—Class B (Electronics)	1,253	20,687
Belden, Inc. (Electrical Components & Equipment)	2,685	59,070
Benchmark Electronics, Inc.* (Electronics)	7,160	113,486
BioMed Realty Trust, Inc. (REIT)	6,981	112,324
Black Box Corp. (Telecommunications)	1,969	54,915
Blyth, Inc. (Household Products/Wares)	537	18,296
Boston Private Financial Holdings, Inc. (Banks)	7,876	50,643
Bowne & Co., Inc. (Commercial Services)	4,475	50,210
Brady Corp.—Class A (Electronics)	2,864	71,371
Briggs & Stratton Corp. (Machinery-Diversified)	5,728	97,491
Brightpoint, Inc.* (Distribution/Wholesale)	8,055	56,385
Bristow Group, Inc.* (Transportation)	4,117	121,040
Brookline Bancorp, Inc. (Savings & Loans)	3,938	34,969
Brooks Automation, Inc.* (Semiconductors)	3,938	30,441
Brown Shoe Co., Inc. (Retail)	4,833	73,365
Brunswick Corp. (Leisure Time)	10,024	124,598
Brush Engineered Materials, Inc.* (Mining)	1,074	21,459
Buckeye Technologies, Inc.* (Forest Products & Paper)	2,148	21,373
Cabela’s, Inc.* (Retail)	4,475	63,277
Cabot Microelectronics Corp.* (Chemicals)	1,432	49,533
CACI International, Inc.—Class A* (Computers)	3,401	144,474
Calgon Carbon Corp.* (Environmental Control)	2,506	33,179
Callaway Golf Co. (Leisure Time)	7,339	44,328
Cambrex Corp.* (Biotechnology)	3,222	10,149
Carter’s, Inc.* (Apparel)	2,685	70,481
Cascade Corp. (Machinery-Diversified)	895	31,871
Casey’s General Stores, Inc. (Retail)	5,728	199,907
CDI Corp. (Commercial Services)	1,432	22,239

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap Value :: 17

Common Stocks, continued

	Shares	Value

Cedar Shopping Centers, Inc. (REIT)	6,265	$37,715
Centene Corp.* (Healthcare-Services)	5,549	119,303
Central Garden & Pet Co.—Class A* (Household Products/Wares)	7,339	65,831
Central Vermont Public Service Corp. (Electric)	1,253	24,734
Century Aluminum Co.* (Mining)	6,444	56,901
Ceradyne, Inc.* (Miscellaneous Manufacturing)	2,864	61,204
CH Energy Group, Inc. (Electric)	1,790	70,240
Checkpoint Systems, Inc.* (Electronics)	4,475	77,686
Chemed Corp. (Commercial Services)	895	48,903
Christopher & Banks Corp. (Retail)	3,938	24,376
Ciber, Inc.* (Computers)	7,876	21,817
CIRCOR International, Inc. (Metal Fabricate/Hardware)	1,074	27,473
City Holding Co. (Banks)	1,074	29,943
CKE Restaurants, Inc. (Retail)	6,265	78,500
Clarcor, Inc. (Miscellaneous Manufacturing)	3,043	108,087
Clearwater Paper Corp.* (Forest Products & Paper)	1,253	68,614
Cogent, Inc.* (Electronics)	3,580	32,256
Cognex Corp. (Machinery-Diversified)	1,969	34,615
Cohu, Inc. (Semiconductors)	2,685	32,569
Colonial Properties Trust (REIT)	7,876	114,438
Columbia Banking System, Inc. (Banks)	4,475	81,714
Comfort Systems USA, Inc. (Building Materials)	4,296	41,499
Community Bank System, Inc. (Banks)	3,759	82,811
Comtech Telecommunications Corp.* (Telecommunications)	3,222	96,434
CONMED Corp.* (Healthcare-Products)	3,222	60,026
Consolidated Graphics, Inc.* (Commercial Services)	537	23,220
Cross Country Healthcare, Inc.* (Commercial Services)	3,401	30,575
CryoLife, Inc.* (Biotechnology)	1,790	9,648
CTS Corp. (Electronics)	3,759	34,733
Cubic Corp. (Electronics)	716	26,048
Curtiss-Wright Corp. (Aerospace/Defense)	2,685	77,972
Daktronics, Inc. (Electronics)	1,432	10,740
Delphi Financial Group, Inc.—Class A (Insurance)	2,506	61,171
Deltic Timber Corp. (Forest Products & Paper)	716	29,929
DG Fastchannel, Inc.* (Media)	895	29,159
Diamond Foods, Inc. (Food)	1,253	51,498
Digi International, Inc.* (Software)	2,685	22,205
Dime Community Bancshares, Inc. (Savings & Loans)	1,790	22,071
DineEquity, Inc.* (Retail)	537	14,993
Drew Industries, Inc.* (Building Materials)	2,148	43,390
DSP Group, Inc.* (Semiconductors)	1,432	9,150
Dycom Industries, Inc.* (Engineering & Construction)	4,296	36,731
E.W. Scripps Co.* (Media)	3,401	25,337
Eagle Materials, Inc.—Class A (Building Materials)	2,864	74,264
East West Bancorp, Inc. (Banks)	16,826	256,596
EastGroup Properties, Inc. (REIT)	1,253	44,582
El Paso Electric Co.* (Electric)	2,506	48,491
Electro Scientific Industries, Inc.* (Electronics)	3,043	40,654
EMCOR Group, Inc.* (Engineering & Construction)	7,518	174,192
Emergent Biosolutions, Inc.* (Biotechnology)	1,074	17,549
Employers Holdings, Inc. (Insurance)	4,833	71,190
EMS Technologies, Inc.* (Telecommunications)	1,611	24,197
Encore Wire Corp. (Electrical Components & Equipment)	2,148	39,072
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	2,327	65,505
Entertainment Properties Trust (REIT)	2,506	95,403
EPIQ Systems, Inc.* (Software)	1,074	13,887
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	1,253	32,265
Esterline Technologies Corp.* (Aerospace/Defense)	3,401	161,377
Ethan Allen Interiors, Inc. (Home Furnishings)	2,864	40,067
Exar Corp.* (Semiconductors)	2,506	17,367
Extra Space Storage, Inc. (REIT)	6,086	84,595
EZCORP, Inc.—Class A* (Retail)	2,327	43,166
Federal Signal Corp. (Miscellaneous Manufacturing)	6,802	41,084
FEI Co.* (Electronics)	1,432	28,225
First BanCorp* (Banks)	8,592	4,554
First Commonwealth Financial Corp. (Banks)	8,771	46,048
First Financial Bancorp (Banks)	3,043	45,493
First Financial Bankshares, Inc. (Banks)	1,074	51,649
First Midwest Bancorp, Inc. (Banks)	8,413	102,302
Franklin Street Properties Corp. (REIT)	7,697	90,902
Fred’s, Inc. (Retail)	4,475	49,494
Fuller (H.B.) Co. (Chemicals)	3,580	67,984
G & K Services, Inc. (Textiles)	1,969	40,660
General Communication, Inc.—Class A* (Telecommunications)	5,012	38,041
Genesco, Inc.* (Retail)	1,253	32,966
Gentiva Health Services, Inc.* (Healthcare-Services)	3,401	91,861
Gerber Scientific, Inc.* (Machinery-Diversified)	2,864	15,322
Gibraltar Industries, Inc.* (Iron/Steel)	3,401	34,350
Glacier Bancorp, Inc. (Banks)	8,234	120,793
Greatbatch, Inc.* (Electrical Components & Equipment)	895	19,967
Griffon Corp.* (Miscellaneous Manufacturing)	5,012	55,433
Group 1 Automotive, Inc.* (Retail)	2,685	63,178
Haemonetics Corp.* (Healthcare-Products)	1,074	57,480
Hancock Holding Co. (Banks)	1,432	47,772
Hanger Orthopedic Group, Inc.* (Healthcare-Products)	3,580	64,297
Hanmi Financial Corp.* (Banks)	5,728	7,217
Harmonic, Inc.* (Telecommunications)	11,098	60,373
Haverty Furniture Cos., Inc. (Retail)	2,148	26,399
Headwaters, Inc.* (Energy-Alternate Sources)	6,802	19,318
Healthcare Realty Trust, Inc. (REIT)	4,117	90,450
Healthcare Services Group, Inc. (Commercial Services)	1,969	37,313
HealthSpring, Inc.* (Healthcare-Services)	5,549	86,065
Heartland Express, Inc. (Transportation)	2,864	41,585
Heartland Payment Systems, Inc. (Commercial Services)	4,296	63,753
Helen of Troy, Ltd.* (Household Products/Wares)	3,401	75,026
Hillenbrand, Inc. (Commercial Services)	3,759	80,405
Holly Corp. (Oil & Gas)	2,327	61,852
Home Bancshares, Inc. (Banks)	1,432	32,664
Home Properties, Inc. (REIT)	1,790	80,675
Horace Mann Educators Corp. (Insurance)	4,475	68,468
Hot Topic, Inc. (Retail)	5,012	25,461
Hub Group, Inc.—Class A* (Transportation)	2,327	69,833
Hutchinson Technology, Inc.* (Computers)	2,506	10,851
ICU Medical, Inc.* (Healthcare-Products)	537	17,275
Independent Bank Corp./MA (Banks)	2,327	57,430
Infinity Property & Casualty Corp. (Insurance)	1,432	66,130
InfoSpace, Inc.* (Internet)	3,938	29,614
Inland Real Estate Corp. (REIT)	8,055	63,796
Insight Enterprises, Inc.* (Retail)	5,191	68,314
Insituform Technologies, Inc.—Class A* (Engineering & Construction)	4,475	91,648
Integral Systems, Inc.* (Computers)	895	5,683
Interface, Inc.—Class A (Office Furnishings)	6,444	69,209
Intermec, Inc.* (Machinery-Diversified)	5,549	56,877
Invacare Corp. (Healthcare-Products)	3,580	74,249
inVentiv Health, Inc.* (Advertising)	1,969	50,406
Investment Technology Group, Inc.* (Diversified Financial Services)	1,790	28,747
ION Geophysical Corp.* (Oil & Gas Services)	5,549	19,311
J & J Snack Foods Corp. (Food)	716	30,144
Jack in the Box, Inc.* (Retail)	6,265	121,854

See accompanying notes to the financial statements.

18 :: ProFund VP Small-Cap Value :: Financial Statements

Common Stocks, continued

	Shares	Value

JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	3,043	$43,758
Jo-Ann Stores, Inc.* (Retail)	895	33,571
John Bean Technologies Corp. (Miscellaneous Manufacturing)	1,074	16,379
K-Swiss, Inc.—Class A* (Apparel)	3,043	34,173
Kaman Corp. (Aerospace/Defense)	2,864	63,352
Kaydon Corp. (Metal Fabricate/Hardware)	1,432	47,056
Keithley Instruments, Inc. (Electronics)	716	6,322
Kelly Services, Inc.—Class A* (Commercial Services)	3,043	45,249
Kendle International, Inc.* (Commercial Services)	1,611	18,559
Kid Brands, Inc.* (Household Products/Wares)	1,253	8,809
Kilroy Realty Corp. (REIT)	3,222	95,790
Kite Realty Group Trust (REIT)	7,160	29,929
Knight Transportation, Inc. (Transportation)	2,685	54,344
Kulicke & Soffa Industries, Inc.* (Semiconductors)	4,117	28,901
La-Z-Boy, Inc.* (Home Furnishings)	3,043	22,609
LaBranche & Co., Inc.* (Diversified Financial Services)	4,833	20,685
Laclede Group, Inc. (Gas)	2,506	83,024
Lance, Inc. (Food)	1,611	26,565
Landauer, Inc. (Commercial Services)	358	21,795
Landry’s Restaurants, Inc.* (Retail)	895	21,892
LaSalle Hotel Properties (REIT)	2,864	58,912
Lawson Products, Inc. (Metal Fabricate/Hardware)	358	6,079
LCA-Vision, Inc.* (Healthcare-Products)	1,969	10,908
Lexington Realty Trust (REIT)	12,709	76,381
Lindsay Manufacturing Co. (Machinery-Diversified)	537	17,018
Lithia Motors, Inc.—Class A (Retail)	2,327	14,381
Littelfuse, Inc.* (Electrical Components & Equipment)	716	22,633
Live Nation, Inc.* (Commercial Services)	16,289	170,220
Liz Claiborne, Inc.* (Apparel)	10,740	45,323
LoJack Corp.* (Electronics)	1,969	7,266
LSB Industries, Inc.* (Miscellaneous Manufacturing)	1,074	14,295
LTC Properties, Inc. (REIT)	1,253	30,410
Lydall, Inc.* (Miscellaneous Manufacturing)	1,790	13,676
M/I Schottenstein Homes, Inc.* (Home Builders)	1,969	18,981
Magellan Health Services, Inc.* (Healthcare-Services)	3,759	136,527
Maidenform Brands, Inc.* (Apparel)	895	18,222
Mannatech, Inc.* (Pharmaceuticals)	1,790	3,562
Marcus Corp. (Lodging)	2,327	22,013
MarineMax, Inc.* (Retail)	2,506	17,392
Martek Biosciences Corp.* (Biotechnology)	3,759	89,126
Matrix Service Co.* (Oil & Gas Services)	2,864	26,664
MedCath Corp.* (Healthcare-Services)	1,969	15,476
Meridian Bioscience, Inc. (Healthcare-Products)	1,969	33,473
Merit Medical Systems, Inc.* (Healthcare-Products)	1,253	20,136
Meritage Homes Corp.* (Home Builders)	3,580	58,282
Methode Electronics, Inc. (Electronics)	2,685	26,152
Micrel, Inc. (Semiconductors)	2,327	23,689
Microsemi Corp.* (Semiconductors)	5,549	81,182
Mid-America Apartment Communities, Inc. (REIT)	1,611	82,918
Midas, Inc.* (Commercial Services)	895	6,865
MKS Instruments, Inc.* (Semiconductors)	5,728	107,228
Mobile Mini, Inc.* (Storage/Warehousing)	1,253	20,399
Molina Healthcare, Inc.* (Healthcare-Services)	1,432	41,242
Monarch Casino & Resort, Inc.* (Lodging)	1,253	12,693
Moog, Inc.—Class A* (Aerospace/Defense)	5,191	167,306
Movado Group, Inc.* (Retail)	1,969	21,029
MTS Systems Corp. (Computers)	1,074	31,146
Mueller Industries, Inc. (Metal Fabricate/Hardware)	4,296	105,682
Multimedia Games, Inc.* (Leisure Time)	1,253	5,639
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	537	26,990
Myers Industries, Inc. (Miscellaneous Manufacturing)	3,222	26,066
Nara Bancorp, Inc.* (Banks)	3,759	31,688
Nash Finch Co. (Food)	1,432	48,917
National Financial Partners* (Diversified Financial Services)	4,833	47,218
National Penn Bancshares, Inc. (Banks)	14,320	86,063
National Retail Properties, Inc. (REIT)	4,475	95,944
NBT Bancorp, Inc. (Banks)	2,327	47,517
NCI Building Systems, Inc.* (Building Materials)	1,969	16,481
NCI, Inc.—Class A* (Computers)	358	8,084
Neenah Paper, Inc. (Forest Products & Paper)	1,611	29,481
Network Equipment Technologies, Inc.* (Telecommunications)	1,790	6,247
New Jersey Resources Corp. (Gas)	4,654	163,821
Newport Corp.* (Electronics)	2,506	22,704
Northwest Natural Gas Co. (Gas)	1,790	77,990
NorthWestern Corp. (Electric)	2,864	75,037
O’Charley’s, Inc.* (Retail)	2,148	11,384
OfficeMax, Inc.* (Retail)	6,265	81,821
Old Dominion Freight Line, Inc.* (Transportation)	1,432	50,320
Old National Bancorp (Banks)	9,845	101,994
Olympic Steel, Inc. (Iron/Steel)	895	20,558
OM Group, Inc.* (Chemicals)	3,401	81,148
Omnicell, Inc.* (Software)	1,253	14,648
On Assignment, Inc.* (Commercial Services)	1,969	9,904
Orbital Sciences Corp.* (Aerospace/Defense)	3,759	59,279
OSI Systems, Inc.* (Electronics)	895	24,854
Osteotech, Inc.* (Healthcare-Products)	1,969	6,242
Oxford Industries, Inc. (Apparel)	716	14,986
Palomar Medical Technologies, Inc.* (Healthcare-Products)	1,969	22,033
Papa John’s International, Inc.* (Retail)	895	20,692
PAREXEL International Corp.* (Commercial Services)	2,327	50,449
Park Electrochemical Corp. (Electronics)	1,253	30,586
Parkway Properties, Inc. (REIT)	2,327	33,904
PC-Tel, Inc.* (Internet)	2,148	10,826
Penford Corp.* (Chemicals)	1,253	8,119
Penn Virginia Corp. (Oil & Gas)	5,191	104,391
Pennsylvania REIT (REIT)	5,549	67,809
Perry Ellis International, Inc.* (Apparel)	1,074	21,695
Petroleum Development* (Oil & Gas)	2,148	55,032
PetroQuest Energy, Inc.* (Oil & Gas)	2,864	19,361
PharMerica Corp.* (Pharmaceuticals)	3,401	49,859
Phoenix Technologies, Ltd.* (Software)	1,790	5,173
Piedmont Natural Gas Co., Inc. (Gas)	8,055	203,791
Pinnacle Entertainment, Inc.* (Entertainment)	4,296	40,640
Pinnacle Financial Partners, Inc.* (Banks)	3,759	48,303
Pioneer Drilling Co.* (Oil & Gas)	6,086	34,508
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	1,253	40,372
Plexus Corp.* (Electronics)	1,790	47,865
PolyOne Corp.* (Chemicals)	5,370	45,215
Pool Corp. (Distribution/Wholesale)	5,549	121,634
Post Properties, Inc. (REIT)	5,549	126,129
Powell Industries, Inc.* (Electrical Components & Equipment)	179	4,894
Pre-Paid Legal Services, Inc.* (Commercial Services)	179	8,143
Presidential Life Corp. (Insurance)	2,327	21,176
PrivateBancorp, Inc. (Banks)	6,623	73,383
ProAssurance Corp.* (Insurance)	3,580	203,201
Progress Software Corp.* (Software)	2,327	69,880
PS Business Parks, Inc. (REIT)	716	39,938
PSS World Medical, Inc.* (Healthcare-Products)	3,043	64,359
Quaker Chemical Corp. (Chemicals)	1,253	33,944
Quanex Building Products Corp. (Building Materials)	2,506	43,329
Quiksilver, Inc.* (Apparel)	14,678	54,309
RadiSys Corp.* (Computers)	1,432	13,633
RC2 Corp.* (Toys/Games/Hobbies)	1,253	20,186

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap Value :: 19

Common Stocks, continued

	Shares	Value

Red Robin Gourmet Burgers, Inc.* (Retail)	1,611	$27,645
Res-Care, Inc.* (Healthcare-Services)	2,864	27,666
Rewards Network, Inc. (Commercial Services)	895	12,235
RLI Corp. (Insurance)	1,074	56,396
Robbins & Myers, Inc. (Machinery-Diversified)	3,759	81,721
Rogers Corp.* (Electronics)	1,790	49,708
RTI International Metals, Inc.* (Mining)	1,432	34,526
Ruby Tuesday, Inc.* (Retail)	7,339	62,382
Rudolph Technologies, Inc.* (Semiconductors)	1,790	13,515
Ruth’s Hospitality Group, Inc.* (Retail)	3,222	13,468
S&T Bancorp, Inc. (Banks)	2,685	53,056
Safety Insurance Group, Inc. (Insurance)	1,611	59,639
ScanSource, Inc.* (Distribution/Wholesale)	3,043	75,862
School Specialty, Inc.* (Retail)	1,790	32,345
Schulman (A.), Inc. (Chemicals)	3,580	67,877
SEACOR SMIT, Inc.* (Oil & Gas Services)	895	63,241
Seahawk Drilling, Inc.* (Oil & Gas)	1,253	12,179
Selective Insurance Group, Inc. (Insurance)	6,086	90,438
SFN Group, Inc.* (Commercial Services)	5,907	32,252
Simmons First National Corp.—Class A (Banks)	1,611	42,305
Simpson Manufacturing Co., Inc. (Building Materials)	4,296	105,467
Skechers U.S.A., Inc.—Class A* (Apparel)	1,253	45,760
Skyline Corp. (Home Builders)	716	12,895
SkyWest, Inc. (Airlines)	6,265	76,558
Smith Corp. (Miscellaneous Manufacturing)	1,074	51,756
Sonic Automotive, Inc.* (Retail)	2,864	24,516
Sonic Solutions* (Electronics)	1,432	11,957
South Financial Group, Inc. (Banks)	24,523	6,683
South Jersey Industries, Inc. (Gas)	3,401	146,107
Southwest Gas Corp. (Gas)	5,191	153,134
Sovran Self Storage, Inc. (REIT)	1,611	55,467
Spartan Motors, Inc. (Auto Parts & Equipment)	1,790	7,518
Spartan Stores, Inc. (Food)	2,506	34,382
Stage Stores, Inc. (Retail)	4,296	45,881
Standard Microsystems Corp.* (Semiconductors)	1,432	33,337
Standard Motor Products, Inc. (Auto Parts & Equipment)	2,148	17,334
Standard Pacific Corp.* (Home Builders)	11,277	37,552
Standex International Corp. (Miscellaneous Manufacturing)	1,253	31,764
StarTek, Inc.* (Commercial Services)	537	2,094
Stein Mart, Inc.* (Retail)	1,432	8,921
Stepan Co. (Chemicals)	358	24,498
Sterling Bancorp (Banks)	3,043	27,387
Sterling Bancshares, Inc. (Banks)	11,635	54,801
Stewart Information Services Corp. (Insurance)	1,969	17,760
Stone Energy Corp.* (Oil & Gas)	2,685	29,965
Superior Industries International, Inc. (Auto Parts & Equipment)	2,506	33,681
Supertex, Inc.* (Semiconductors)	716	17,657
Susquehanna Bancshares, Inc. (Banks)	14,678	122,268
Swift Energy Co.* (Oil & Gas)	2,327	62,620
SWS Group, Inc. (Diversified Financial Services)	3,222	30,609
Symmetricom, Inc.* (Telecommunications)	3,043	15,489
Symmetry Medical, Inc.* (Healthcare-Products)	4,117	43,393
SYNNEX Corp.* (Software)	2,327	59,618
Take-Two Interactive Software, Inc.* (Software)	9,666	86,994
Tanger Factory Outlet Centers, Inc. (REIT)	1,969	81,477
Technitrol, Inc. (Electronics)	4,654	14,707
Tekelec* (Telecommunications)	4,296	56,879
Teledyne Technologies, Inc.* (Aerospace/Defense)	2,148	82,870
Texas Industries, Inc. (Building Materials)	3,043	89,890
The Cato Corp.—Class A (Retail)	1,790	39,416
The Children’s Place Retail Stores, Inc.* (Retail)	3,043	133,953
The Finish Line, Inc.—Class A (Retail)	6,086	84,778
The Geo Group, Inc.* (Commercial Services)	5,549	115,142
The Great Atlantic & Pacific Tea Co., Inc.* (Food)	3,043	11,868
The Hain Celestial Group, Inc.* (Food)	4,654	93,871
The Men’s Wearhouse, Inc. (Retail)	2,685	49,297
The Nautilus Group, Inc.* (Leisure Time)	2,327	3,537
The Navigators Group, Inc.* (Insurance)	716	29,449
The Pep Boys-Manny, Moe & Jack (Retail)	5,191	45,992
The Standard Register Co. (Household Products/Wares)	1,432	4,496
THQ, Inc.* (Software)	5,191	22,425
Tollgrade Communications, Inc.* (Telecommunications)	1,432	9,022
Tompkins Financial Corp. (Banks)	358	13,515
Toro Co. (Housewares)	1,790	87,925
Tredegar Corp. (Miscellaneous Manufacturing)	2,327	37,977
Triumph Group, Inc. (Aerospace/Defense)	716	47,707
TrueBlue, Inc.* (Commercial Services)	5,012	56,084
TrustCo Bank Corp. NY (Banks)	5,549	31,074
Tuesday Morning Corp.* (Retail)	3,580	14,284
UIL Holdings Corp. (Electric)	3,401	85,127
Ultratech Stepper, Inc.* (Semiconductors)	1,432	23,299
UMB Financial Corp. (Banks)	1,611	57,287
Umpqua Holdings Corp. (Banks)	13,067	150,009
UniFirst Corp. (Textiles)	537	23,639
Unisource Energy Corp. (Electric)	4,117	124,251
United Bankshares, Inc. (Banks)	4,296	102,846
United Community Banks, Inc.* (Banks)	9,487	37,474
United Fire & Casualty Co. (Insurance)	2,506	49,669
United Natural Foods, Inc.* (Food)	4,833	144,410
United Online, Inc. (Internet)	6,444	37,117
United Stationers, Inc.* (Distribution/Wholesale)	2,685	146,252
Universal Forest Products, Inc. (Building Materials)	2,148	65,106
Universal Technical Institute, Inc.* (Commercial Services)	1,074	25,389
Urstadt Biddle Properties—Class A (REIT)	1,432	23,098
USA Mobility, Inc. (Telecommunications)	1,611	20,814
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	4,117	117,993
Viad Corp. (Commercial Services)	2,327	41,072
Vicor Corp.* (Electrical Components & Equipment)	895	11,179
ViroPharma, Inc.* (Pharmaceuticals)	8,771	98,323
Volt Information Sciences, Inc.* (Commercial Services)	1,253	10,525
Watsco, Inc. (Distribution/Wholesale)	2,148	124,412
Watts Water Technologies, Inc.—Class A (Electronics)	1,432	41,041
Wausau-Mosinee Paper Corp.* (Forest Products & Paper)	5,549	37,567
WD-40 Co. (Household Products/Wares)	895	29,893
West Pharmaceutical Services, Inc. (Healthcare-Products)	1,253	45,722
Whitney Holding Corp. (Banks)	10,919	101,001
Wilshire Bancorp, Inc. (Banks)	2,148	18,795
Winnebago Industries, Inc.* (Home Builders)	1,611	16,013
Wintrust Financial Corp. (Banks)	3,401	113,389
Wolverine World Wide, Inc. (Apparel)	1,969	49,658
World Fuel Services Corp. (Retail)	6,802	176,444
Zale Corp.* (Retail)	2,685	4,242
Zep, Inc. (Chemicals)	1,432	24,974

TOTAL COMMON STOCKS (Cost $17,053,029)		21,686,740

See accompanying notes to the financial statements.

20 :: ProFund VP Small-Cap Value :: Financial Statements

Rights/Warrants(NM)
	Shares	Value

Hanmi Financial Corp., expiring 7/13/10 @ $1.20	7,904	$474

TOTAL RIGHTS/WARRANTS (Cost $3,323)		474

TOTAL INVESTMENT SECURITIES (Cost $17,056,352)—101.0%		21,687,214
Net other assets (liabilities)—(1.0)%		(223,401)

NET ASSETS—100.0%		$21,463,813

*	Non-income producing security
NM	Not meaningful, amount is less than 0.05%.
ProFund VP Small-Cap Value invested in the following industries as of June 30, 2010:

		% of
	Value	Net Assets

Advertising	$50,406	0.2%
Aerospace/Defense	731,778	3.4%
Agriculture	36,323	0.2%
Airlines	76,558	0.4%
Apparel	354,607	1.6%
Auto Parts & Equipment	75,846	0.3%
Banks	2,386,999	11.1%
Biotechnology	133,399	0.6%
Building Materials	512,382	2.4%
Chemicals	509,784	2.4%
Commercial Services	1,191,006	5.5%
Computers	250,058	1.2%
Distribution/Wholesale	551,535	2.6%
Diversified Financial Services	167,631	0.8%
Electric	666,685	3.1%
Electrical Components & Equipment	185,414	0.9%
Electronics	826,618	3.8%
Energy-Alternate Sources	19,318	0.1%
Engineering & Construction	302,571	1.4%
Entertainment	40,640	0.2%
Environmental Control	33,179	0.1%
Food	441,655	2.1%
Forest Products & Paper	186,964	0.9%
Gas	827,867	3.9%
Healthcare-Products	519,593	2.4%
Healthcare-Services	738,707	3.4%
Home Builders	143,723	0.7%
Home Furnishings	62,676	0.3%
Household Products/Wares	202,351	0.9%
Housewares	87,925	0.4%
Insurance	859,995	4.0%
Internet	77,557	0.4%
Iron/Steel	54,908	0.2%
Leisure Time	189,517	0.9%
Lodging	34,706	0.2%
Machinery-Construction & Mining	59,564	0.3%
Machinery-Diversified	488,423	2.3%
Media	54,496	0.2%
Metal Fabricate/Hardware	211,153	1.0%
Mining	112,886	0.5%
Miscellaneous Manufacturing	779,639	3.6%
Office Furnishings	69,209	0.3%
Oil & Gas	379,908	1.8%
Oil & Gas Services	128,512	0.6%
Pharmaceuticals	151,744	0.7%
REIT	1,712,986	8.0%
Retail	1,870,976	8.7%
Savings & Loans	57,040	0.3%
Semiconductors	577,945	2.7%
Software	335,846	1.6%
Storage/Warehousing	20,399	0.1%
Telecommunications	584,748	2.7%
Textiles	64,299	0.3%
Toys/Games/Hobbies	63,944	0.3%
Transportation	396,550	1.8%
Water	35,592	0.2%
Other**	(222,927)	(1.0)%

Total	$21,463,813	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap Value :: 21

Statement of Assets and Liabilities (unaudited) :: June 30, 2010

Assets:
Total Investment Securities, at cost	$17,056,352

Securities, at value	21,687,214

Total Investment Securities, at value	21,687,214
Dividends receivable	29,324
Receivable for capital shares issued	2,648
Receivable for investments sold	2,789,042
Prepaid expenses	551

Total Assets	24,508,779

Liabilities:
Cash overdraft	119,031
Payable for investments purchased	46,440
Payable for capital shares redeemed	2,827,527
Advisory fees payable	7,553
Management services fees payable	1,007
Administration fees payable	887
Administrative services fees payable	9,692
Distribution fees payable	8,071
Trustee fees payable	1
Transfer agency fees payable	3,577
Fund accounting fees payable	1,925
Compliance services fees payable	200
Other accrued expenses	19,055

Total Liabilities	3,044,966

Net Assets	$21,463,813

Net Assets consist of:
Capital	$37,483,679
Accumulated net investment income (loss)	(53,777)
Accumulated net realized gains (losses) on investments	(20,596,951)
Net unrealized appreciation (depreciation) on investments	4,630,862

Net Assets	$21,463,813

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	985,508

Net Asset Value (offering and redemption price per share)	$21.78

Statement of Operations (unaudited) :: For the six months ended June 30, 2010

Investment Income:
Dividends	$243,764
Interest	37

Total Investment Income	243,801

Expenses:
Advisory fees	132,848
Management services fees	17,713
Administration fees	6,205
Transfer agency fees	8,772
Administrative services fees	57,855
Distribution fees	44,282
Custody fees	28,853
Fund accounting fees	13,083
Trustee fees	180
Compliance services fees	165
Other fees	22,183

Total Gross Expenses before reductions	332,139
Less Expenses reduced by the Advisor	(34,561)

Total Net Expenses	297,578

Net Investment Income (Loss)	(53,777)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(406,189)
Change in net unrealized appreciation/depreciation on investments	(923,509)

Net Realized and Unrealized Gains (Losses) on Investments	(1,329,698)

Change in Net Assets Resulting from Operations	$(1,383,475)

See accompanying notes to the financial statements.

22 :: ProFund VP Small-Cap Value :: Financial Statements

Statements of Changes in Net Assets

	For the
	six months ended	For the
	June 30, 2010	year ended
	(unaudited)	December 31, 2009

From Investment Activities:
Operations:
Net investment income (loss)	$(53,777)	$52,497
Net realized gains (losses) on investments	(406,189)	(1,048,366)
Change in net unrealized appreciation/depreciation on investments	(923,509)	2,487,549

Change in net assets resulting from operations	(1,383,475)	1,491,680

Distributions to Shareholders From:
Net investment income	(52,497)	(81,880)

Change in net assets resulting from distributions	(52,497)	(81,880)

Capital Transactions:
Proceeds from shares issued	75,688,683	80,187,328
Dividends reinvested	52,497	81,880
Value of shares redeemed	(74,142,468)	(79,231,308)

Change in net assets resulting from capital transactions	1,598,712	1,037,900

Change in net assets	162,740	2,447,700
Net Assets:
Beginning of period	21,301,073	18,853,373

End of period	$21,463,813	$21,301,073

Accumulated net investment income (loss)	$(53,777)	$52,497

Share Transactions:
Issued	$3,115,139	4,331,909
Reinvested	2,155	3,730
Redeemed	(3,083,402)	(4,395,894)

Change in shares	33,892	(60,255)

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Small-Cap Value :: 23

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the
	six months ended	For the	For the	For the	For the	For the
	June 30, 2010	year ended	year ended	year ended	year ended	year ended
	(unaudited)	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$22.38	$18.63	$28.81	$36.64	$32.88	$33.54

Investment Activities:
Net investment income (loss)(a)	(0.04)	0.05	0.07	(0.08)	(0.12)	(0.23)
Net realized and unrealized gains (losses) on investments	(0.54)	3.75	(8.41)	(2.27)	5.71	1.59

Total income (loss) from investment activities	(0.58)	3.80	(8.34)	(2.35)	5.59	1.36

Distributions to Shareholders From:
Net investment income	(0.02)	(0.05)	—	—	—	—
Net realized gains on investments	—	—	(1.84)	(5.48)	(1.83)	(2.02)

Total Distributions	(0.02)	(0.05)	(1.84)	(5.48)	(1.83)	(2.02)

Net Asset Value, End of Period	$21.78	$22.38	$18.63	$28.81	$36.64	$32.88

Total Return	(2.59)% (b)	20.40%	(30.68)%	(7.22)%	17.43%	4.00%
Ratios to Average Net Assets:
Gross expenses(c)	1.88%	2.03%	1.93%	1.76%	1.79%	1.91%
Net expenses(c)	1.68%	1.67%	1.63%	1.63%	1.75%	1.91%
Net Investment income (loss)(c)	(0.30)%	0.25%	0.28%	(0.21)%	(0.34)%	(0.69)%

Supplemental Data:
Net assets, end of period (000’s)	$21,464	$21,301	$18,853	$31,970	$102,760	$62,820
Portfolio turnover rate(d)	213% (b)	385%	459%	291%	436%	573%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

24 :: ProFund VP Small-Cap Growth :: Financial Statements

Investment Objective:   The ProFund VP Small-Cap Growth seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Citigroup Growth Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2010

Market Exposure

Investment Type	% of Net Assets

Equity Securities	101%

Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets

Skyworks Solutions, Inc.	1.6%
SM Energy Co.	1.4%
Salix Pharmaceuticals, Inc.	1.2%
Oil States International, Inc.	1.1%
Concur Technologies, Inc.	1.0%

S&P SmallCap 600/Citigroup Growth
Index - Composition
% of Index

Consumer Non-Cyclical	23%
Consumer Cyclical	17%
Technology	16%
Industrial	14%
Financial	13%
Communications	8%
Energy	6%
Basic Materials	2%
Utilities	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.9%)
	Shares	Value

AAON, Inc. (Building Materials)	1,324	$30,862
Abaxis, Inc.* (Healthcare-Products)	2,648	56,747
Acadia Realty Trust (REIT)	4,634	77,944
Actel Corp.* (Semiconductors)	1,324	16,974
Administaff, Inc. (Commercial Services)	1,324	31,988
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	1,324	16,272
Aerovironment, Inc.* (Aerospace/Defense)	1,655	35,963
Air Methods Corp.* (Healthcare-Services)	1,324	39,389
Align Technology, Inc.* (Healthcare-Products)	7,944	118,127
Allegiant Travel Co. (Airlines)	1,655	70,652
Almost Family, Inc.* (Healthcare-Services)	993	34,685
AMCOL International Corp. (Mining)	2,979	70,006
Amedisys, Inc.* (Healthcare-Services)	3,310	145,541
American Medical Systems Holdings, Inc.* (Healthcare-Products)	9,268	205,008
American Public Education, Inc.* (Commercial Services)	993	43,394
American Science & Engineering, Inc. (Electronics)	331	25,225
American States Water Co. (Water)	993	32,908
AmSurg Corp.* (Healthcare-Services)	1,655	29,492
Analogic Corp. (Electronics)	331	15,064
Anixter International, Inc.* (Telecommunications)	1,655	70,503
Applied Signal Technology, Inc. (Telecommunications)	662	13,008
Arbitron, Inc. (Commercial Services)	2,979	76,352
ArQule, Inc.* (Biotechnology)	1,324	5,693
Arris Group, Inc.* (Telecommunications)	7,613	77,576
ATC Technology Corp.* (Auto Parts & Equipment)	993	16,007
ATMI, Inc.* (Semiconductors)	1,986	29,075
AZZ, Inc. (Miscellaneous Manufacturing)	1,324	48,683
Badger Meter, Inc. (Electronics)	993	38,419
Balchem Corp. (Chemicals)	3,310	82,750
Baldor Electric Co. (Hand/Machine Tools)	4,965	179,137
Bank of the Ozarks, Inc. (Banks)	662	23,481
Belden, Inc. (Electrical Components & Equipment)	2,648	58,256
Big 5 Sporting Goods Corp. (Retail)	2,648	34,795
Bio-Reference Laboratories, Inc.* (Healthcare-Services)	2,648	58,706
BioMed Realty Trust, Inc. (REIT)	6,289	101,190
BJ’s Restaurants, Inc.* (Retail)	2,317	54,681
Blackbaud, Inc. (Software)	5,296	115,294
Blue Coat Systems, Inc.* (Internet)	4,965	101,435
Blue Nile, Inc.* (Internet)	1,655	77,917
Boston Beer Co., Inc.—Class A* (Beverages)	993	66,978
Brady Corp.—Class A (Electronics)	2,979	74,237
Brookline Bancorp, Inc. (Savings & Loans)	2,979	26,454
Brooks Automation, Inc.* (Semiconductors)	3,641	28,145
Brush Engineered Materials, Inc.* (Mining)	993	19,840
Buckeye Technologies, Inc.* (Forest Products & Paper)	2,317	23,054
Buffalo Wild Wings, Inc.* (Retail)	1,986	72,648
Cabot Microelectronics Corp.* (Chemicals)	993	34,348
Cal-Maine Foods, Inc. (Food)	1,324	42,275
Calavo Growers, Inc. (Food)	1,324	23,779
Calgon Carbon Corp.* (Environmental Control)	3,972	52,589
California Pizza Kitchen, Inc.* (Retail)	2,979	45,132
Cantel Medical Corp. (Healthcare-Products)	1,324	22,111
Capella Education Co.* (Commercial Services)	1,655	134,634
CARBO Ceramics, Inc. (Oil & Gas Services)	2,317	167,264
Carter’s, Inc.* (Apparel)	3,972	104,265
Cash America International, Inc. (Retail)	3,641	124,777
Catalyst Health Solutions, Inc.* (Pharmaceuticals)	4,634	159,873
Cbeyond, Inc.* (Telecommunications)	3,310	41,375
CEC Entertainment, Inc.* (Retail)	2,648	93,368
Chemed Corp. (Commercial Services)	1,655	90,429
CIRCOR International, Inc. (Metal Fabricate/Hardware)	662	16,934
City Holding Co. (Banks)	662	18,457
Clarcor, Inc. (Miscellaneous Manufacturing)	2,648	94,057
Cogent, Inc.* (Electronics)	1,655	14,912
Cognex Corp. (Machinery-Diversified)	2,648	46,552
Coinstar, Inc.* (Commercial Services)	3,641	156,454
Commvault Systems, Inc.* (Software)	5,296	119,160
Compellent Technologies, Inc.* (Computers)	2,648	32,094
Computer Programs & Systems, Inc. (Software)	993	40,634
comScore, Inc.* (Internet)	2,979	49,064
Concur Technologies, Inc.* (Software)	5,296	226,033
Consolidated Graphics, Inc.* (Commercial Services)	662	28,625

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap Growth :: 25

Common Stocks, continued
	Shares	Value

Cooper Cos., Inc. (Healthcare-Products)	5,627	$223,898
CorVel Corp.* (Commercial Services)	662	22,369
Cracker Barrel Old Country Store, Inc. (Retail)	2,648	123,291
Crocs, Inc.* (Apparel)	10,261	108,561
CryoLife, Inc.* (Biotechnology)	1,324	7,136
CSG Systems International, Inc.* (Software)	3,972	72,807
Cubic Corp. (Electronics)	662	24,084
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	6,951	143,191
Curtiss-Wright Corp. (Aerospace/Defense)	2,317	67,286
Cyberonics, Inc.* (Healthcare-Products)	2,648	62,705
CyberSource Corp.* (Internet)	8,606	219,711
Cymer, Inc.* (Electronics)	3,641	109,376
Cypress Semiconductor Corp.* (Semiconductors)	20,191	202,718
Daktronics, Inc. (Electronics)	2,317	17,377
Darling International, Inc.* (Environmental Control)	9,930	74,574
DealerTrack Holdings, Inc.* (Internet)	4,965	81,674
Deckers Outdoor Corp.* (Apparel)	1,324	189,160
Delphi Financial Group, Inc.—Class A (Insurance)	2,979	72,717
Deltic Timber Corp. (Forest Products & Paper)	331	13,836
DG Fastchannel, Inc.* (Media)	1,986	64,704
Diamond Foods, Inc. (Food)	993	40,812
DiamondRock Hospitality Co. (REIT)	18,867	155,087
Dime Community Bancshares, Inc. (Savings & Loans)	993	12,244
DineEquity, Inc.* (Retail)	993	27,725
Diodes, Inc.* (Semiconductors)	4,303	68,289
Dionex Corp.* (Electronics)	1,986	147,878
Drill-Quip, Inc.* (Oil & Gas Services)	3,641	160,277
DSP Group, Inc.* (Semiconductors)	993	6,345
DTS, Inc.* (Home Furnishings)	1,986	65,280
Eagle Materials, Inc.—Class A (Building Materials)	2,317	60,080
EastGroup Properties, Inc. (REIT)	1,655	58,885
Ebix, Inc.* (Software)	3,641	57,091
Eclipsys Corp.* (Software)	6,951	124,006
eHealth, Inc.* (Insurance)	2,648	30,108
El Paso Electric Co.* (Electric)	2,317	44,834
Emergent Biosolutions, Inc.* (Biotechnology)	662	10,817
Entertainment Properties Trust (REIT)	2,979	113,411
Enzo Biochem, Inc.* (Biotechnology)	3,972	16,166
Epicor Software Corp.* (Software)	5,627	44,960
EPIQ Systems, Inc.* (Software)	2,648	34,239
eResearchTechnology, Inc.* (Internet)	4,965	39,124
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	1,655	42,616
Exar Corp.* (Semiconductors)	2,648	18,351
Exponent, Inc.* (Commercial Services)	1,655	54,152
Extra Space Storage, Inc. (REIT)	3,972	55,211
EZCORP, Inc.—Class A* (Retail)	3,310	61,400
FARO Technologies, Inc.* (Electronics)	1,986	37,158
FEI Co.* (Electronics)	2,979	58,716
First Cash Financial Services, Inc.* (Retail)	2,979	64,942
First Financial Bancorp (Banks)	2,648	39,588
First Financial Bankshares, Inc. (Banks)	1,324	63,671
Forestar Group, Inc.* (Real Estate)	4,303	77,282
Forrester Research, Inc.* (Commercial Services)	1,655	50,080
Forward Air Corp. (Transportation)	3,310	90,197
Fuller (H.B.) Co. (Chemicals)	1,986	37,714
GenCorp, Inc.* (Aerospace/Defense)	5,958	26,096
Genesco, Inc.* (Retail)	1,324	34,834
Genoptix, Inc.* (Healthcare-Services)	1,986	34,159
Greatbatch, Inc.* (Electrical Components & Equipment)	1,655	36,923
Gulf Island Fabrication, Inc. (Oil & Gas Services)	1,655	25,686
Haemonetics Corp.* (Healthcare-Products)	1,655	88,576
Hancock Holding Co. (Banks)	1,655	55,211
Healthcare Realty Trust, Inc. (REIT)	2,979	65,449
Healthcare Services Group, Inc. (Commercial Services)	2,979	56,452
Healthways, Inc.* (Healthcare-Services)	3,972	47,346
Heartland Express, Inc. (Transportation)	3,310	48,061
Heidrick & Struggles International, Inc. (Commercial Services)	1,986	45,321
Hi-Tech Pharmacal Co., Inc.* (Pharmaceuticals)	993	22,750
Hibbett Sports, Inc.* (Retail)	3,310	79,308
Hillenbrand, Inc. (Commercial Services)	3,310	70,801
Hittite Microwave Corp.* (Semiconductors)	2,648	118,471
HMS Holdings Corp.* (Commercial Services)	3,310	179,468
Holly Corp. (Oil & Gas)	2,648	70,384
Home Bancshares, Inc. (Banks)	993	22,650
Home Properties, Inc. (REIT)	2,317	104,427
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	2,648	38,661
HSN, Inc.* (Retail)	4,634	111,216
Hub Group, Inc.—Class A* (Transportation)	1,986	59,600
Iconix Brand Group, Inc.* (Apparel)	8,606	123,668
ICU Medical, Inc.* (Healthcare-Products)	662	21,297
II-VI, Inc.* (Electronics)	2,979	88,268
Integra LifeSciences Holdings* (Biotechnology)	2,317	85,729
Integral Systems, Inc.* (Computers)	993	6,306
Interactive Intelligence, Inc.* (Software)	1,324	21,753
Interval Leisure Group, Inc.* (Leisure Time)	4,634	57,693
Intevac, Inc.* (Machinery-Diversified)	2,648	28,254
inVentiv Health, Inc.* (Advertising)	1,655	42,368
Investment Technology Group, Inc.* (Diversified Financial Services)	3,310	53,159
ION Geophysical Corp.* (Oil & Gas Services)	9,268	32,253
IPC The Hospitalist Co.* (Healthcare-Services)	1,655	41,540
J & J Snack Foods Corp. (Food)	662	27,870
j2 Global Communications, Inc.* (Internet)	5,296	115,665
JDA Software Group, Inc.* (Software)	4,303	94,580
Jo-Ann Stores, Inc.* (Retail)	1,986	74,495
John Bean Technologies Corp. (Miscellaneous Manufacturing)	1,986	30,286
Jos. A. Bank Clothiers, Inc.* (Retail)	1,986	107,224
Kaydon Corp. (Metal Fabricate/Hardware)	2,317	76,137
Keithley Instruments, Inc. (Electronics)	662	5,845
Kensey Nash Corp.* (Healthcare-Products)	993	23,544
Kid Brands, Inc.* (Household Products/Wares)	993	6,981
Kilroy Realty Corp. (REIT)	2,648	78,725
Knight Transportation, Inc. (Transportation)	3,972	80,393
Kopin Corp.* (Semiconductors)	7,944	26,930
Kulicke & Soffa Industries, Inc.* (Semiconductors)	3,972	27,883
La-Z-Boy, Inc.* (Home Furnishings)	2,979	22,134
Lance, Inc. (Food)	1,986	32,749
Landauer, Inc. (Commercial Services)	331	20,151
LaSalle Hotel Properties (REIT)	5,296	108,939
LHC Group, Inc.* (Healthcare-Services)	1,655	45,926
Lindsay Manufacturing Co. (Machinery-Diversified)	662	20,979
Littelfuse, Inc.* (Electrical Components & Equipment)	1,655	52,315
LSB Industries, Inc.* (Miscellaneous Manufacturing)	662	8,811
LTC Properties, Inc. (REIT)	1,324	32,133
Lufkin Industries, Inc. (Oil & Gas Services)	3,641	141,963
Lumber Liquidators Holdings, Inc.* (Retail)	1,655	38,611
Maidenform Brands, Inc.* (Apparel)	1,655	33,696
Manhattan Associates, Inc.* (Computers)	2,648	72,952
MAXIMUS, Inc. (Commercial Services)	1,986	114,930
Medical Properties Trust, Inc. (REIT)	13,571	128,110
Medifast, Inc.* (Commercial Services)	1,655	42,881
Mercury Computer Systems, Inc.* (Computers)	2,648	31,061
Meridian Bioscience, Inc. (Healthcare-Products)	2,648	45,016
Merit Medical Systems, Inc.* (Healthcare-Products)	1,986	31,915
Methode Electronics, Inc. (Electronics)	1,324	12,896

See accompanying notes to the financial statements.

26 :: ProFund VP Small-Cap Growth :: Financial Statements

Common Stocks, continued
	Shares	Value

Micrel, Inc. (Semiconductors)	2,648	$26,957
Microsemi Corp.* (Semiconductors)	3,972	58,110
MicroStrategy, Inc.—Class A* (Software)	993	74,564
Mid-America Apartment Communities, Inc. (REIT)	1,655	85,183
Midas, Inc.* (Commercial Services)	662	5,078
Mobile Mini, Inc.* (Storage/Warehousing)	2,979	48,498
Monro Muffler Brake, Inc. (Commercial Services)	2,317	91,591
MTS Systems Corp. (Computers)	662	19,198
Multimedia Games, Inc.* (Leisure Time)	1,655	7,447
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	662	33,272
National Presto Industries, Inc. (Housewares)	331	30,737
National Retail Properties, Inc. (REIT)	5,296	113,546
Natus Medical, Inc.* (Healthcare-Products)	3,310	53,920
NBT Bancorp, Inc. (Banks)	1,655	33,795
NCI, Inc.—Class A* (Computers)	331	7,474
Neogen Corp.* (Pharmaceuticals)	2,648	68,980
NETGEAR, Inc.* (Telecommunications)	4,303	76,766
NetScout Systems, Inc.* (Computers)	4,303	61,189
Network Equipment Technologies, Inc.* (Telecommunications)	1,655	5,776
Neutral Tandem, Inc.* (Telecommunications)	3,972	44,685
Newport Corp.* (Electronics)	1,655	14,994
Nolan Co.* (Media)	3,641	40,488
Northwest Natural Gas Co. (Gas)	993	43,265
NorthWestern Corp. (Electric)	993	26,017
Novatel Wireless, Inc.* (Telecommunications)	3,641	20,899
NTELOS Holdings Corp. (Telecommunications)	3,641	62,625
Nutri/System, Inc. (Commercial Services)	3,641	83,525
Odyssey Healthcare, Inc.* (Healthcare-Services)	3,972	106,132
OfficeMax, Inc.* (Retail)	3,641	47,551
Oil States International, Inc.* (Oil & Gas Services)	5,958	235,818
Old Dominion Freight Line, Inc.* (Transportation)	1,655	58,157
Omnicell, Inc.* (Software)	2,317	27,086
On Assignment, Inc.* (Commercial Services)	2,317	11,654
optionsXpress Holdings, Inc.* (Diversified Financial Services)	4,965	78,149
Orbital Sciences Corp.* (Aerospace/Defense)	2,648	41,759
OSI Systems, Inc.* (Electronics)	993	27,576
Oxford Industries, Inc. (Apparel)	662	13,856
P.F. Chang’s China Bistro, Inc. (Retail)	2,648	104,993
Papa John’s International, Inc.* (Retail)	1,324	30,611
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	4,303	111,706
PAREXEL International Corp.* (Commercial Services)	4,634	100,465
Park Electrochemical Corp. (Electronics)	993	24,239
Peet’s Coffee & Tea, Inc.* (Beverages)	1,324	51,993
Perficient, Inc.* (Internet)	3,641	32,441
Pericom Semiconductor Corp.* (Semiconductors)	2,979	28,598
PetMed Express, Inc. (Pharmaceuticals)	2,648	47,134
PetroQuest Energy, Inc.* (Oil & Gas)	3,310	22,376
Phase Forward, Inc.* (Software)	5,296	88,337
Phoenix Technologies, Ltd.* (Software)	1,986	5,740
Pinnacle Entertainment, Inc.* (Entertainment)	2,648	25,050
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	331	10,665
Plexus Corp.* (Electronics)	2,979	79,658
Polaris Industries, Inc. (Leisure Time)	3,972	216,951
PolyOne Corp.* (Chemicals)	5,296	44,592
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	1,986	132,625
Powell Industries, Inc.* (Electrical Components & Equipment)	662	18,099
Pre-Paid Legal Services, Inc.* (Commercial Services)	331	15,057
Progress Software Corp.* (Software)	2,317	69,579
PS Business Parks, Inc. (REIT)	993	55,390
PSS World Medical, Inc.* (Healthcare-Products)	3,310	70,006
Quality Systems, Inc. (Software)	2,317	134,363
Quanex Building Products Corp. (Building Materials)	1,655	28,615
Radiant Systems, Inc.* (Computers)	3,310	47,863
RadiSys Corp.* (Computers)	993	9,453
RC2 Corp.* (Toys/Games/Hobbies)	993	15,997
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	7,944	177,310
RehabCare Group, Inc.* (Healthcare-Services)	2,979	64,883
RLI Corp. (Insurance)	662	34,762
RTI International Metals, Inc.* (Mining)	1,986	47,882
Rudolph Technologies, Inc.* (Semiconductors)	1,655	12,495
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	6,951	271,298
Sanderson Farms, Inc. (Food)	2,317	117,565
Savient Pharmaceuticals, Inc.* (Biotechnology)	8,275	104,265
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	1,986	100,194
SEACOR SMIT, Inc.* (Oil & Gas Services)	1,655	116,942
Shuffle Master, Inc.* (Entertainment)	6,289	50,375
Sigma Designs, Inc.* (Semiconductors)	3,310	33,133
Signature Bank* (Banks)	4,965	188,720
Skechers U.S.A., Inc.—Class A* (Apparel)	2,648	96,705
Skyworks Solutions, Inc.* (Semiconductors)	21,515	361,237
SM Energy Co. (Oil & Gas)	7,613	305,738
Smith Corp. (Miscellaneous Manufacturing)	1,324	63,804
Smith Micro Software, Inc.* (Software)	3,641	34,626
Sonic Automotive, Inc.* (Retail)	1,655	14,167
Sonic Corp.* (Retail)	7,282	56,435
Sonic Solutions* (Electronics)	1,986	16,583
Sovran Self Storage, Inc. (REIT)	1,324	45,585
Spartan Motors, Inc. (Auto Parts & Equipment)	1,986	8,341
Stamps.com, Inc.* (Internet)	993	10,178
Standard Microsystems Corp.* (Semiconductors)	993	23,117
Stanley, Inc.* (Engineering & Construction)	1,986	74,237
StarTek, Inc.* (Commercial Services)	662	2,582
Stein Mart, Inc.* (Retail)	1,655	10,311
Stepan Co. (Chemicals)	331	22,650
Stifel Financial Corp.* (Diversified Financial Services)	3,641	157,983
Stone Energy Corp.* (Oil & Gas)	1,986	22,164
Stratasys, Inc.* (Computers)	2,317	56,906
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	2,317	33,203
Superior Well Services, Inc.* (Oil & Gas Services)	1,986	33,206
Supertex, Inc.* (Semiconductors)	662	16,325
SurModics, Inc.* (Healthcare-Products)	1,986	32,590
Swift Energy Co.* (Oil & Gas)	1,986	53,443
Sykes Enterprises, Inc.* (Computers)	4,965	70,652
Symmetricom, Inc.* (Telecommunications)	1,986	10,109
Synaptics, Inc.* (Computers)	3,972	109,230
Taleo Corp.—Class A* (Software)	4,634	112,560
Tanger Factory Outlet Centers, Inc. (REIT)	2,648	109,574
Tekelec* (Telecommunications)	3,310	43,824
Teledyne Technologies, Inc.* (Aerospace/Defense)	1,986	76,620
TeleTech Holdings, Inc.* (Commercial Services)	3,641	46,932
Tessera Technologies, Inc.* (Semiconductors)	5,958	95,626
Tetra Tech, Inc.* (Environmental Control)	7,613	149,291
TETRA Technologies, Inc.* (Oil & Gas Services)	9,268	84,153
Texas Roadhouse, Inc.—Class A* (Retail)	6,289	79,367
The Andersons, Inc. (Agriculture)	1,986	64,724
The Buckle, Inc. (Retail)	2,979	96,579
The Cato Corp.—Class A (Retail)	1,324	29,154
The Gymboree Corp.* (Apparel)	3,641	155,507
The Knot, Inc.* (Internet)	3,641	28,327
The Men’s Wearhouse, Inc. (Retail)	3,310	60,772
The Navigators Group, Inc.* (Insurance)	331	13,614
THQ, Inc.* (Software)	2,648	11,439
Tompkins Financial Corp. (Banks)	331	12,495
Toro Co. (Housewares)	1,655	81,294

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap Growth :: 27

Common Stocks, continued
	Shares	Value

Tower Group, Inc. (Insurance)	5,296	$114,023
TradeStation Group, Inc.* (Diversified Financial Services)	3,972	26,811
TreeHouse Foods, Inc.* (Food)	3,972	181,361
TriQuint Semiconductor, Inc.* (Semiconductors)	18,867	115,277
Triumph Group, Inc. (Aerospace/Defense)	993	66,164
True Religion Apparel, Inc.* (Apparel)	2,979	65,747
TrustCo Bank Corp. NY (Banks)	3,310	18,536
TTM Technologies, Inc.* (Electronics)	5,296	50,312
Tyler Technologies, Inc.* (Computers)	3,310	51,371
Ultratech Stepper, Inc.* (Semiconductors)	1,324	21,541
UMB Financial Corp. (Banks)	1,655	58,852
UniFirst Corp. (Textiles)	993	43,712
United Online, Inc. (Internet)	3,641	20,972
Universal Electronics, Inc.* (Home Furnishings)	1,655	27,523
Universal Technical Institute, Inc.* (Commercial Services)	993	23,475
Urstadt Biddle Properties—Class A (REIT)	993	16,017
USA Mobility, Inc. (Telecommunications)	662	8,553
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	4,634	132,810
Veeco Instruments, Inc.* (Semiconductors)	4,965	170,200
ViaSat, Inc.* (Telecommunications)	4,634	150,883
Vicor Corp.* (Electrical Components & Equipment)	1,324	16,537
Volcom, Inc.* (Apparel)	1,986	36,880
Watsco, Inc. (Distribution/Wholesale)	1,324	76,686
Watts Water Technologies, Inc.—Class A (Electronics)	1,986	56,919
WD-40 Co. (Household Products/Wares)	662	22,111
Websense, Inc.* (Internet)	5,296	100,094
West Pharmaceutical Services, Inc. (Healthcare-Products)	2,317	84,547
Winnebago Industries, Inc.* (Home Builders)	1,655	16,451
Wolverine World Wide, Inc. (Apparel)	3,972	100,174
World Acceptance Corp.* (Diversified Financial Services)	1,655	63,403
Wright Express Corp.* (Commercial Services)	4,634	137,630
Zep, Inc. (Chemicals)	662	11,545
Zoll Medical Corp.* (Healthcare-Products)	2,317	62,791
Zumiez, Inc.* (Retail)	2,317	37,327

TOTAL COMMON STOCKS (Cost $16,156,801)		22,588,456

TOTAL INVESTMENT SECURITIES (Cost $16,156,801)—100.9%		22,588,456
Net other assets (liabilities)—(0.9)%		(195,960)

NET ASSETS—100.0%		$22,392,496

*	Non-income producing security
ProFund VP Small-Cap Growth invested in the following industries as of June 30, 2010:

		% of
	Value	Net Assets

Advertising	$42,368	0.2%
Aerospace/Defense	313,888	1.4%
Agriculture	64,724	0.3%
Airlines	70,652	0.3%
Apparel	1,028,219	4.6%
Auto Parts & Equipment	24,348	0.1%
Banks	535,456	2.4%
Beverages	118,971	0.5%
Biotechnology	407,116	1.8%
Building Materials	119,557	0.5%
Chemicals	233,599	1.1%
Commercial Services	1,736,470	7.8%
Computers	575,749	2.6%
Distribution/Wholesale	109,958	0.5%
Diversified Financial Services	522,795	2.3%
Electric	70,851	0.3%
Electrical Components & Equipment	198,402	0.9%
Electronics	939,736	4.2%
Engineering & Construction	74,237	0.3%
Entertainment	75,425	0.3%
Environmental Control	276,454	1.2%
Food	466,411	2.1%
Forest Products & Paper	137,084	0.6%
Gas	43,265	0.2%
Hand/Machine Tools	179,137	0.8%
Healthcare-Products	1,202,798	5.4%
Healthcare-Services	647,799	2.9%
Home Builders	16,451	0.1%
Home Furnishings	114,937	0.5%
Household Products/Wares	29,092	0.1%
Housewares	112,031	0.5%
Insurance	265,224	1.2%
Internet	876,602	3.9%
Leisure Time	282,091	1.3%
Machinery-Diversified	95,785	0.4%
Media	105,192	0.5%
Metal Fabricate/Hardware	93,071	0.4%
Mining	137,728	0.6%
Miscellaneous Manufacturing	321,460	1.4%
Oil & Gas	474,105	2.1%
Oil & Gas Services	1,036,223	4.6%
Pharmaceuticals	824,932	3.7%
REIT	1,504,806	6.7%
Real Estate	77,282	0.4%
Retail	1,715,714	7.7%
Savings & Loans	38,698	0.2%
Semiconductors	1,638,607	7.3%
Software	1,508,851	6.7%
Storage/Warehousing	48,498	0.2%
Telecommunications	626,582	2.8%
Textiles	43,712	0.2%
Toys/Games/Hobbies	15,997	0.1%
Transportation	336,408	1.5%
Water	32,908	0.2%
Other**	(195,960)	(0.9)%

Total	$22,392,496	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

28 :: ProFund VP Small-Cap Growth :: Financial Statements

Statement of Assets and Liabilities (unaudited) :: June 30, 2010

Assets:
Total Investment Securities, at cost	$16,156,801

Securities, at value	22,588,456

Total Investment Securities, at value	22,588,456
Dividends receivable	15,943
Receivable for capital shares issued	2,286
Receivable for investments sold	2,046,911
Prepaid expenses	407

Total Assets	24,654,003

Liabilities:
Cash overdraft	90,934
Payable for capital shares redeemed	2,117,606
Advisory fees payable	9,738
Management services fees payable	1,298
Administration fees payable	818
Administrative services fees payable	7,383
Distribution fees payable	6,337
Trustee fees payable	1
Transfer agency fees payable	2,947
Fund accounting fees payable	1,775
Compliance services fees payable	152
Other accrued expenses	22,518

Total Liabilities	2,261,507

Net Assets	$22,392,496

Net Assets consist of:
Capital	$22,928,145
Accumulated net investment income (loss)	(139,494)
Accumulated net realized gains (losses) on investments	(6,827,810)
Net unrealized appreciation (depreciation) on investments	6,431,655

Net Assets	$22,392,496

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	990,937

Net Asset Value (offering and redemption price per share)	$22.60

Statement of Operations (unaudited) :: For the six months ended June 30, 2010

Investment Income:
Dividends	$126,429
Interest	31

Total Investment Income	126,460

Expenses:
Advisory fees	118,729
Management services fees	15,830
Administration fees	5,841
Transfer agency fees	8,350
Administrative services fees	52,380
Distribution fees	39,576
Custody fees	24,968
Fund accounting fees	12,365
Trustee fees	199
Compliance services fees	122
Other fees	17,291

Total Gross Expenses before reductions	295,651
Less Expenses reduced by the Advisor	(29,697)

Total Net Expenses	265,954

Net Investment Income (Loss)	(139,494)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	2,850,861
Change in net unrealized appreciation/depreciation on investments	(3,572,940)

Net Realized and Unrealized Gains (Losses) on Investments	(722,079)

Change in Net Assets Resulting from Operations	$(861,573)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap Growth :: 29

Statements of Changes in Net Assets

	For the
	six months ended	For the
	June 30, 2010	year ended
	(unaudited)	December 31, 2009

From Investment Activities:
Operations:
Net investment income (loss)	$(139,494)	$(335,463)
Net realized gains (losses) on investments	2,850,861	2,291,103
Change in net unrealized appreciation/depreciation on investments	(3,572,940)	5,171,486

Change in net assets resulting from operations	(861,573)	7,127,126

Distributions to Shareholders From:
Net realized gains on investments	—	(1,017,559)

Change in net assets resulting from distributions	—	(1,017,559)

Capital Transactions:
Proceeds from shares issued	39,843,858	98,822,114
Dividends reinvested	—	1,017,559
Value of shares redeemed	(56,800,362)	(91,156,782)

Change in net assets resulting from capital transactions	(16,956,504)	8,682,891

Change in net assets	(17,818,077)	14,792,458
Net Assets:
Beginning of period	40,210,573	25,418,115

End of period	$22,392,496	$40,210,573

Accumulated net investment income (loss)	$(139,494)	$—

Share Transactions:
Issued	1,666,750	5,224,629
Reinvested	—	46,421
Redeemed	(2,437,770)	(4,880,459)

Change in shares	(771,020)	390,591

See accompanying notes to the financial statements.

30 :: ProFund VP Small-Cap Growth :: Financial Highlights

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the
	six months ended	For the	For the	For the	For the	For the
	June 30, 2010	year ended	year ended	year ended	year ended	year ended
	(unaudited)	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$22.82	$18.53	$28.38	$32.53	$38.80	$36.08

Investment Activities:
Net investment income (loss)(a)	(0.10)	(0.20)	(0.26)	(0.42)	(0.51)	(0.38)
Net realized and unrealized gains (losses) on investments	(0.12)	5.03	(9.31)	1.93	3.31	3.10

Total income (loss) from investment activities	(0.22)	4.83	(9.57)	1.51	2.80	2.72

Distributions to Shareholders From:
Net realized gains on investments	—	(0.54)	(0.28)	(5.66)	(9.07)	—

Net Asset Value, End of Period	$22.60	$22.82	$18.53	$28.38	$32.53	$38.80

Total Return	(0.96)% (b)	26.17%	(34.03)%	4.06%	8.65%	7.54%

Ratios to Average Net Assets:
Gross expenses(c)	1.87%	1.91%	1.84%	1.73%	1.79%	1.85%
Net expenses(c)	1.68%	1.67%	1.63%	1.67%	1.77%	1.85%
Net Investment income (loss)(c)	(0.88)%	(1.06)%	(1.05)%	(1.26)%	(1.31)%	(1.03)%

Supplemental Data:
Net assets, end of period (000’s)	$22,392	$40,211	$25,418	$39,499	$81,479	$186,934
Portfolio turnover rate(d)	129% (b)	308%	398%	454%	472%	585%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Asia 30 :: 31

Investment Objective:   The ProFund VP Asia 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Asia 30 Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2010

Market Exposure

Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets

PetroChina Co., Ltd.	13.9%
China Mobile, Ltd.	8.8%
BHP Billiton, Ltd.	7.4%
China Life Insurance Co., Ltd.	6.1%
China Petroleum and
Chemical Corp.	6.0%

ProFunds Asia 30 Index - Composition

Industry Breakdown	% of Index

Communications	30%
Energy	27%
Financial	12%
Basic Materials	10%
Technology	10%
Industrial	6%
Consumer Non-Cyclical	5%

Country Breakdown

China	53%
Hong Kong	13%
India	12%
Australia	8%
Taiwan	7%
South Korea	5%
Singapore	2%

Schedule of Portfolio Investments (unaudited)

Common Stocks† (99.9%)
	Shares	Value

AU Optronics Corp. (Electronics)	108,920	$967,210
Baidu, Inc.* (Internet)	42,000	2,859,360
BHP Billiton, Ltd. (Mining)	73,920	4,582,301
China Life Insurance Co., Ltd. (Insurance)	58,520	3,815,504
China Mobile, Ltd. (Telecommunications)	110,320	5,450,911
China Petroleum and Chemical Corp. (Oil & Gas)	46,200	3,719,562
China Unicom, Ltd. (Telecommunications)	115,360	1,534,288
Chunghwa Telecom Co., Ltd. (Telecommunications)	64,680	1,273,549
CNOOC, Ltd. (Oil & Gas)	16,800	2,858,856
Ctrip.com International, Ltd.* (Internet)	48,160	1,808,890
Flextronics International, Ltd.* (Electronics)	248,360	1,390,816
Focus Media Holding, Ltd.* (Advertising)	113,120	1,756,754
HDFC Bank, Ltd. (Banks)	12,600	1,801,422
ICICI Bank, Ltd. (Banks)	42,280	1,527,999
Infosys Technologies, Ltd. (Software)	38,920	2,331,697
JA Solar Holdings Co., Ltd.* (Energy-Alternate Sources)	195,720	910,098
LDK Solar Co., Ltd.* (Energy-Alternate Sources)	102,760	531,269
Mindray Medical International, Ltd. (Healthcare-Products)	42,560	1,337,235
Netease.com, Inc.* (Internet)	29,400	932,274
New Oriental Education & Technology Group, Inc.* (Commercial Services)	17,080	1,591,685
PetroChina Co., Ltd. (Oil & Gas)	78,960	8,664,281
POSCO (Iron/Steel)	18,760	1,769,443
Satyam Computer Services, Ltd.* (Software)	361,200	1,856,568
Shanda Interactive Entertainment, Ltd.* (Internet)	17,360	688,671
SINA Corp.* (Internet)	31,920	1,125,499
SK Telecom Co., Ltd. (Telecommunications)	78,960	1,163,081
Sohu.com, Inc.* (Internet)	15,400	632,786
Suntech Power Holdings Co., Ltd.* (Energy-Alternate Sources)	59,640	546,899
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors)	201,040	1,962,150
Yingli Green Energy Holding Co., Ltd.* (Energy-Alternate Sources)	72,520	738,254

TOTAL COMMON STOCKS (Cost $29,634,604)		62,129,312

Repurchase Agreements (0.7%)

	Principal
	Amount

Bank of America, 0.00%, 7/1/10, dated 6/30/10, with a repurchase price of $137,000 (Collateralized by $130,600 U.S. Treasury Notes, 3.63%, 8/15/19, market value $139,742)	$137,000	137,000
Deutsche Bank, 0.00%, 7/1/10, dated 6/30/10, with a repurchase price of $20,000 (Collateralized by $21,000 Federal National Mortgage Association, 0.28%‡, 1/24/11, market value $20,967)	20,000	20,000
HSBC, 0.00%, 7/1/10, dated 6/30/10, with a repurchase price of $246,000 (Collateralized by $251,000 Federal Home Loan Mortgage Corp., 1.00%, 11/18/11, market value $251,381)	246,000	246,000
UBS, 0.00%, 7/1/10, dated 6/30/10, with a repurchase price of $2,000 (Collateralized by $2,000 Federal National Mortgage Association, 5.25%, 8/1/12, market value $2,200)	2,000	2,000
UMB, 0.00%, 7/1/10, dated 6/30/10, with a repurchase price of $6,000 (Collateralized by $6,100 U.S. Treasury Notes, 2.00%, 9/30/10, market value $6,158)	6,000	6,000

See accompanying notes to the financial statements.

32 :: ProFund VP Asia 30 :: Financial Statements

Value

TOTAL REPURCHASE AGREEMENTS (Cost $411,000)	$411,000

TOTAL INVESTMENT SECURITIES (Cost $30,045,604)—100.6%	62,540,312
Net other assets (liabilities)—(0.6)%	(358,899)

NET ASSETS—100.0%	$62,181,413

†	As of June 30, 2010, all securities in this portfolio were traded on U.S. exchanges.

*	Non-income producing security
‡	Represents the effective yield or interest rate in effect at June 30, 2010.

ProFund VP Asia 30 invested in the following industries as of June 30, 2010:

	Value	% of Net Assets

Advertising	$1,756,754	2.8%
Banks	3,329,421	5.4%
Commercial Services	1,591,685	2.6%
Electronics	2,358,026	3.8%
Energy-Alternate Sources	2,726,520	4.4%
Healthcare-Products	1,337,235	2.1%
Insurance	3,815,504	6.1%
Internet	8,047,480	12.9%
Iron/Steel	1,769,443	2.8%
Mining	4,582,301	7.4%
Oil & Gas	15,242,699	24.5%
Semiconductors	1,962,150	3.2%
Software	4,188,265	6.7%
Telecommunications	9,421,829	15.2%
Other**	52,101	0.1%

Total	$62,181,413	100.0%

ProFund VP Asia 30 invested in securities with exposure to the following countries as of June 30, 2010:

		% of
	Value	Net Assets

Australia	$4,582,301	7.4%
China	31,659,021	50.8%
Hong Kong	9,844,055	15.9%
India	7,517,686	12.1%
South Korea	2,932,524	4.7%
Singapore	1,390,816	2.2%
Taiwan	4,202,909	6.8%
Other**	52,101	0.1%

Total	$62,181,413	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Asia 30 :: 33

Statement of Assets and Liabilities (unaudited) :: June 30, 2010

Assets:
Total Investment Securities, at cost	$30,045,604

Securities, at value	62,129,312
Repurchase agreements, at value	411,000

Total Investment Securities, at value	62,540,312
Cash	58
Dividends receivable	364,323
Receivable for capital shares issued	40,952
Receivable for investments sold	3,326,980
Prepaid expenses	1,067

Total Assets	66,273,692

Liabilities:
Payable for capital shares redeemed	3,924,845
Advisory fees payable	32,511
Management services fees payable	4,335
Administration fees payable	2,179
Administrative services fees payable	23,115
Distribution fees payable	25,457
Trustee fees payable	3
Transfer agency fees payable	7,492
Fund accounting fees payable	4,728
Compliance services fees payable	407
Other accrued expenses	67,207

Total Liabilities	4,092,279

Net Assets	$62,181,413

Net Assets consist of:
Capital	$42,316,245
Accumulated net investment income (loss)	(42,523)
Accumulated net realized gains (losses) on investments	(12,587,017)
Net unrealized appreciation (depreciation) on investments	32,494,708

Net Assets	$62,181,413

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,237,156

Net Asset Value (offering and redemption price per share)	$50.26

Statement of Operations (unaudited) :: For the six months ended June 30, 2010

Investment Income:
Dividends	$710,115
Interest	58
Foreign tax withholding	(22,916)

Total Investment Income	687,257

Expenses:
Advisory fees	325,795
Management services fees	43,439
Administration fees	17,715
Transfer agency fees	25,573
Administrative services fees	124,846
Distribution fees	108,598
Custody fees	30,855
Fund accounting fees	34,522
Trustee fees	596
Compliance services fees	339
Other fees	56,066

Total Gross Expenses before reductions	768,344
Less Expenses reduced by the Advisor	(38,564)

Total Net Expenses	729,780

Net Investment Income (Loss)	(42,523)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	6,455,392
Change in net unrealized appreciation/depreciation on investments	(14,132,157)

Net Realized and Unrealized Gains (Losses) on Investments	(7,676,765)

Change in Net Assets Resulting from Operations	$(7,719,288)

See accompanying notes to the financial statements.

34 :: ProFund VP Asia 30 :: Financial Statements

Statements of Changes in Net Assets

	For the
	six months ended	For the
	June 30, 2010	year ended
	(unaudited)	December 31, 2009

From Investment Activities:
Operations:
Net investment income (loss)	$(42,523)	$72,405
Net realized gains (losses) on investments	6,455,392	(10,042,569)
Change in net unrealized appreciation/depreciation on investments	(14,132,157)	39,414,484

Change in net assets resulting from operations	(7,719,288)	29,444,320

Distributions to Shareholders From:
Net investment income	(72,405)	(869,798)
Net realized gains on investments	—	(11,623,305)

Change in net assets resulting from distributions	(72,405)	(12,493,103)

Capital Transactions:
Proceeds from shares issued	49,486,638	230,827,537
Dividends reinvested	72,405	12,493,103
Value of shares redeemed	(96,433,453)	(200,495,073)

Change in net assets resulting from capital transactions	(46,874,410)	42,825,567

Change in net assets	(54,666,103)	59,776,784
Net Assets:
Beginning of period	116,847,516	57,070,732

End of period	$62,181,413	$116,847,516

Accumulated net investment income (loss)	$(42,523)	$72,405

Share Transactions:
Issued	929,630	4,680,624
Reinvested	1,351	242,161
Redeemed	(1,869,736)	(4,197,102)

Change in shares	(938,755)	725,683

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Asia 30 :: 35

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the
	six months ended	For the	For the	For the	For the	For the
	June 30, 2010	Year ended	year ended	year ended	Year ended	year ended
	(unaudited)	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$53.70	$39.35	$90.97	$61.61	$44.47	$37.30

Investment Activities:
Net investment income (loss)(a)	(0.03)	0.04	0.52	0.32	0.07	0.40
Net realized and unrealized gains (losses) on investments	(3.37)	21.02	(44.39)	29.10	17.34	6.87

Total income (loss) from investment activities	(3.40)	21.06	(43.87)	29.42	17.41	7.27

Distributions to Shareholders From:
Net investment income	(0.04)	(0.47)	(0.58)	(0.06)	(0.27)	(0.10)
Net realized gains on investments	—	(6.24)	(7.17)	—	—	—

Total distributions	(0.04)	(6.71)	(7.75)	(0.06)	(0.27)	(0.10)

Net Asset Value, End of Period	$50.26	$53.70	$39.35	$90.97	$61.61	$44.47

Total Return	(6.33)% (b)	54.20%	(50.82)%	47.74%	39.29%	19.51%

Ratios to Average Net Assets:
Gross expenses(c)	1.77%	1.78%	1.69%	1.65%	1.71%	1.82%
Net expenses(c)	1.68%	1.67%	1.63%	1.60%	1.68% (d)	1.82%
Net Investment income (loss)(c)	(0.10)%	0.08%	0.76%	0.42%	0.13%	0.97%

Supplemental Data:
Net assets, end of period (000’s)	$62,181	$116,848	$57,071	$257,274	$182,177	$73,464
Portfolio turnover rate(e)	29% (b)	191%	177%	214%	161%	256%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	The ratio does not include a reduction of expenses paid indirectly. The net expense ratio to average net assets less the fees paid indirectly was 1.66% for the year ended December 31, 2006.
(e)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

36 :: ProFund VP Europe 30 :: Financial Statements

Investment Objective:   The ProFund VP Europe 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Europe 30 Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2010

Market Exposure
Investment Type	% of Net Assets

Equity Securities	99%
Futures Contracts	2%

Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

HSBC Holdings PLC	5.8%
BHP Billiton PLC	5.8%
Royal Dutch Shell PLC - Class A	5.6%
Novartis AG	5.4%
Vodafone Group PLC	4.7%

ProFunds Europe 30 Index - Composition
Industry Breakdown	% of Index

Consumer Non-Cyclical	30%
Basic Materials	18%
Financial	18%
Industrial	13%
Energy	9%
Communications	9%
Technology	3%

Country Breakdown

United Kingdom	36%
Switzerland	23%
Germany	10%
France	8%
Canada	6%
Luxembourg	5%
Netherlands	4%
Sweden	3%
Finland	2%
Ireland	2%
Greece	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks† (98.6%)
	Shares	Value

ABB, Ltd. (Engineering& Construction)	43,053	$743,956
ACE, Ltd. (Insurance)	12,192	627,644
Alcon, Inc. (Healthcare-Products)	6,096	903,366
ArcelorMittal (Iron/Steel)	24,765	662,711
AstraZeneca PLC (Pharmaceuticals)	20,955	987,609
Barclays PLC (Banks)	41,529	659,896
BHP Billiton PLC (Mining)	30,099	1,548,293
BP PLC (Oil & Gas)	30,480	880,262
Covidien PLC (Healthcare-Products)	16,002	642,960
Credit Suisse Group (Diversified Financial Services)	18,669	698,781
Deutsche Bank AG (Banks)	11,430	641,909
Diageo PLC (Beverages)	12,573	788,830
DryShips, Inc.* (Transportation)	62,865	224,428
GlaxoSmithKline PLC (Pharmaceuticals)	31,623	1,075,498
HSBC Holdings PLC (Banks)	34,290	1,563,281
Nokia, Corp. (Telecommunications)	55,626	453,352
Novartis AG (Pharmaceuticals)	29,718	1,435,974
Rio Tinto PLC (Mining)	19,812	863,803
Royal Dutch Shell PLC—Class A (Oil& Gas)	30,099	1,511,572
Sanofi-Aventis (Pharmaceuticals)	33,147	996,399
SAP AG (Software)	18,669	827,037
Siemens AG (Miscellaneous Manufacturing)	12,192	1,091,550
Telefonaktiebolaget LM Ericsson (Telecommunications)	72,009	793,539
Tenaris S.A. (Iron/Steel)	19,050	659,320
Total Fina S.A. (Oil& Gas)	24,384	1,088,502
Transocean, Ltd.* (Oil& Gas)	8,001	370,686
Tyco International, Ltd. (Miscellaneous Manufacturing)	19,812	697,977
UBS AG* (Diversified Financial Services)	51,816	685,007
Unilever N.V. (Food)	39,243	1,072,119
Vodafone Group PLC (Telecommunications)	60,579	1,252,168

TOTAL COMMON STOCKS
(Cost $21,259,072)		26,448,429

Repurchase Agreements (1.0%)
	Principal
	Amount

Bank of America, 0.00%, 7/1/10, dated 6/30/10, with a repurchase price of $84,000 (Collateralized by $80,100 U.S. Treasury Notes, 3.63%, 8/15/19, market value $85,707)	$84,000	84,000
Deutsche Bank, 0.00%, 7/1/10, dated 6/30/10, with a repurchase price of $12,000 (Collateralized by $13,000 Federal National Mortgage Association, 0.28%‡, 1/24/11, market value $12,980)	12,000	12,000
HSBC, 0.00%, 7/1/10, dated 6/30/10, with a repurchase price of $152,000 (Collateralized by $155,000 Federal Home Loan Mortgage Corp., 1.00%, 11/18/11, market value $155,236)	152,000	152,000
UBS, 0.00%, 7/1/10, dated 6/30/10, with a repurchase price of $1,000 (Collateralized by $1,000 U.S. Treasury Notes, 1.88%, 6/15/12, market value $1,026)	1,000	1,000

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Europe 30 :: 37

Repurchase Agreements, continued
	Principal
	Amount	Value

UMB, 0.00%, 7/1/10, dated 6/30/10, with a repurchase price of $5,000 (Collateralized by $5,100 U.S. Treasury Notes, 2.00%, 9/30/10, market value $5,148)	$5,000	$5,000

TOTAL REPURCHASE AGREEMENTS
(Cost $254,000)		254,000

TOTAL INVESTMENT SECURITIES
(Cost $21,513,072)—99.6%		26,702,429
Net other assets (liabilities)—0.4%		110,048

NET ASSETS—100.0%		$26,812,477

†	As of June 30, 2010, all securities in this portfolio were traded on U.S. exchanges.
*	Non-income producing security
‡	Represents the effective yield or interest rate in effect at June 30, 2010.

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini S&P 500 Futures Contract expiring 9/20/10 (Underlying notional amount at value $513,000)	10	$(41,648)

ProFund VP Europe 30 invested in the following industries as of June 30, 2010:

		% of
	Value	Net Assets

Banks	$2,865,086	10.7%
Beverages	788,830	2.9%
Diversified Financial Services	1,383,788	5.1%
Engineering & Construction	743,956	2.8%
Food	1,072,119	4.0%
Healthcare-Products	1,546,326	5.8%
Insurance	627,644	2.3%
Iron/Steel	1,322,031	4.9%
Mining	2,412,096	9.0%
Miscellaneous Manufacturing	1,789,527	6.7%
Oil & Gas	3,851,022	14.4%
Pharmaceuticals	4,495,480	16.7%
Software	827,037	3.1%
Telecommunications	2,499,059	9.4%
Transportation	224,428	0.8%
Other**	364,048	1.4%

Total	$26,812,477	100.0%

ProFund VP Europe 30 invested in securities with exposure to the following countries as of June 30, 2010:

		% of
	Value	Net Assets

Finland	$453,352	1.7%
France	2,084,901	7.8%
Germany	2,560,496	9.6%
Greece	224,428	0.8%
Ireland	642,960	2.4%
Luxembourg	1,322,031	4.9%
Netherlands	1,072,119	4.0%
Sweden	793,539	3.0%
Switzerland	6,163,391	22.9%
United Kingdom	11,131,212	41.5%
Other**	364,048	1.4%

Total	$26,812,477	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

38 :: ProFund VP Europe 30 :: Financial Statements

Statement of Assets and Liabilities (unaudited) :: June 30, 2010

Assets:
Total Investment Securities, at cost	$21,513,072

Securities, at value	26,448,429
Repurchase agreements, at value	254,000

Total Investment Securities, at value	26,702,429
Cash	54
Segregated cash balances with brokers for futures contracts	57,700
Dividends receivable	88,855
Receivable for capital shares issued	53,924
Prepaid expenses	603

Total Assets	26,903,565

Liabilities:
Variation margin on futures contracts	5,500
Advisory fees payable	15,067
Management services fees payable	2,009
Administration fees payable	907
Administrative services fees payable	11,499
Distribution fees payable	11,374
Trustee fees payable	1
Transfer agency fees payable	3,218
Fund accounting fees payable	1,968
Compliance services fees payable	209
Other accrued expenses	39,336

Total Liabilities	91,088

Net Assets	$26,812,477

Net Assets consist of:
Capital	$48,128,005
Accumulated net investment income (loss)	492,644
Accumulated net realized gains (losses) on investments	(26,955,881)
Net unrealized appreciation (depreciation) on investments	5,147,709

Net Assets	$26,812,477

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,560,189

Net Asset Value (offering and redemption price per share)	$17.19

Statement of Operations (unaudited) :: For the six months ended June 30, 2010

Investment Income:
Dividends	$723,717
Interest	171
Foreign tax withholding	(3,513)

Total Investment Income	720,375

Expenses:
Advisory fees	170,756
Management services fees	22,767
Administration fees	9,545
Transfer agency fees	13,591
Administrative services fees	69,914
Distribution fees	56,919
Custody fees	3,013
Fund accounting fees	18,291
Trustee fees	348
Compliance services fees	179
Other fees	31,996

Total Gross Expenses before reductions	397,319
Less Expenses reduced by the Advisor	(14,826)

Total Net Expenses	382,493

Net Investment Income (Loss)	337,882

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	1,913,947
Net realized gains (losses) on futures contracts	16,335
Change in net unrealized appreciation/depreciation on investments	(10,833,871)

Net Realized and Unrealized Gains (Losses) on Investments	(8,903,589)

Change in Net Assets Resulting from Operations	$(8,565,707)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Europe 30 :: 39

Statements of Changes in Net Assets

	For the
	six months ended	For the
	June 30, 2010	year ended
	(unaudited)	December 31, 2009

From Investment Activities:
Operations:
Net investment income (loss)	$337,882	$652,355
Net realized gains (losses) on investments	1,930,282	(5,452,794)
Change in net unrealized appreciation/depreciation on investments	(10,833,871)	14,864,519

Change in net assets resulting from operations	(8,565,707)	10,064,080

Distributions to Shareholders From:
Net investment income	(652,355)	(1,427,460)

Change in net assets resulting from distributions	(652,355)	(1,427,460)

Capital Transactions:
Proceeds from shares issued	21,194,518	92,890,019
Dividends reinvested	652,355	1,427,460
Value of shares redeemed	(48,431,788)	(71,745,674)

Change in net assets resulting from capital transactions	(26,584,915)	22,571,805

Change in net assets	(35,802,977)	31,208,425
Net Assets:
Beginning of period	62,615,454	31,407,029

End of period	$26,812,477	$62,615,454

Accumulated net investment income (loss)	$492,644	$652,355

Share Transactions:
Issued	1,050,463	5,097,910
Reinvested	31,348	69,328
Redeemed	(2,495,098)	(4,118,026)

Change in shares	(1,413,287)	1,049,212

See accompanying notes to the financial statements.

40 :: ProFund VP Europe 30 :: Financial Highlights

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the
	six months ended	For the	For the	For the	For the	For the
	June 30, 2010	year ended	year ended	year ended	year ended	year ended
	(unaudited)	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$21.06	$16.32	$35.53	$31.99	$27.96	$28.28

Investment Activities:
Net investment income (loss)(a)	0.15	0.27	0.60	0.31	0.64	0.13
Net realized and unrealized gains(losses) on investments	(3.77)	4.99	(14.76)	4.33	4.18	2.14

Total income (loss) from investment activities	(3.62)	5.26	(14.16)	4.64	4.82	2.27

Distributions to Shareholders From:
Net investment income	(0.25)	(0.52)	(0.63)	(0.78)	(0.12)	(0.04)
Net realized gains on investments	—	—	(4.42)	(0.32)	(0.67)	(2.55)

Total distributions	(0.25)	(0.52)	(5.05)	(1.10)	(0.79)	(2.59)

Net Asset Value, End of Period	$17.19	$21.06	$16.32	$35.53	$31.99	$27.96

Total Return	(17.40)% (b)	32.30%	(44.00)%	14.58%	17.51%	8.09%

Ratios to Average Net Assets:
Gross expenses(c)	1.75%	1.78%	1.70%	1.66%	1.69%	1.76%
Net expenses(c)	1.68%	1.67%	1.63%	1.61%	1.66%	1.76%
Net investment income (loss)(c)	1.49%	1.48%	2.12%	0.88%	2.12%	0.45%

Supplemental Data:
Net Assets, end of period (000’s)	$26,812	$62,615	$31,407	$131,721	$160,024	$120,469
Portfolio turnover rate(d)	34% (b)	150%	160%	280%	172%	230%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Financials :: 41

Investment Objective:   The ProFund VP Financials seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Financials Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2010

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

J.P. Morgan Chase & Co.	7.9%
Bank of America Corp.	7.8%
Wells Fargo & Co.	6.9%
Citigroup, Inc.	4.4%
Berkshire Hathaway, Inc. - Class B	3.4%

Dow Jones U.S. Financials Index - Composition
% of Index

Banks	40%
General Financial	23%
Nonlife Insurance	16%
Real Estate Investment Trusts	14%
Life Insurance	6%
Real Estate Investment & Services	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.5%)
	Shares	Value

ACE, Ltd. (Insurance)	5,000	$257,400
Affiliated Managers Group, Inc.* (Diversified Financial Services)	500	30,385
AFLAC, Inc. (Insurance)	7,000	298,690
Alexandria Real Estate Equities, Inc. (REIT)	500	31,685
Allied World Assurance Holdings, Ltd. (Insurance)	500	22,690
Allstate Corp. (Insurance)	7,500	215,475
AMB Property Corp. (REIT)	2,500	59,275
American Campus Communities, Inc. (REIT)	1,000	27,290
American Express Co. (Diversified Financial Services)	16,000	635,200
American Financial Group, Inc. (Insurance)	1,000	27,320
American International Group, Inc.* (Insurance)	2,000	68,880
AmeriCredit Corp.* (Diversified Financial Services)	1,000	18,220
Ameriprise Financial, Inc. (Diversified Financial Services)	4,000	144,520
Annaly Mortgage Management, Inc. (REIT)	8,500	145,775
AON Corp. (Insurance)	3,500	129,920
Apartment Investment and Management Co.—Class A (REIT)	1,500	29,055
Arch Capital Group, Ltd.* (Insurance)	1,000	74,500
Argo Group International Holdings, Ltd. (Insurance)	500	15,295
Arthur J. Gallagher & Co. (Insurance)	1,500	36,570
Aspen Insurance Holdings, Ltd. (Insurance)	1,000	24,740
Associated Banc-Corp (Banks)	2,500	30,650
Assurant, Inc. (Insurance)	1,500	52,050
Assured Guaranty, Ltd. (Insurance)	2,500	33,175
Astoria Financial Corp. (Savings & Loans)	1,500	20,640
Avalonbay Communities, Inc. (REIT)	1,000	93,370
Axis Capital Holdings, Ltd. (Insurance)	2,000	59,440
BancorpSouth, Inc. (Banks)	1,000	17,880
Bank of America Corp. (Banks)	148,000	2,126,760
Bank of Hawaii Corp. (Banks)	500	24,175
Bank of New York Mellon Corp. (Banks)	18,000	444,420
BB&T Corp. (Banks)	10,500	276,255
Berkshire Hathaway, Inc.—Class B* (Insurance)	11,500	916,435
BioMed Realty Trust, Inc. (REIT)	1,500	24,135
BlackRock, Inc.—Class A (Diversified Financial Services)	500	71,700
BOK Financial Corp. (Banks)	500	23,735
Boston Properties, Inc. (REIT)	2,000	142,680
Brandywine Realty Trust (REIT)	2,000	21,500
BRE Properties, Inc.—Class A (REIT)	1,000	36,930
Brookfield Properties Corp. (Real Estate)	4,000	56,160
Brown & Brown, Inc. (Insurance)	1,500	28,710
Camden Property Trust (REIT)	1,000	40,850
Capital One Financial Corp. (Diversified Financial Services)	7,000	282,100
CapitalSource, Inc. (Diversified Financial Services)	4,500	21,420
Capitol Federal Financial (Savings & Loans)	500	16,580
Cathay Bancorp, Inc. (Banks)	1,000	10,330
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	4,500	61,245
CBL & Associates Properties, Inc. (REIT)	2,000	24,880
Chimera Investment Corp. (REIT)	10,500	37,905
Chubb Corp. (Insurance)	5,000	250,050
Cincinnati Financial Corp. (Insurance)	2,500	64,675
CIT Group, Inc.* (Banks)	2,500	84,650
Citigroup, Inc.* (Diversified Financial Services)	314,500	1,182,520
City National Corp. (Banks)	500	25,615
CME Group, Inc. (Diversified Financial Services)	1,000	281,550
CNO Financial Group, Inc.* (Insurance)	3,500	17,325
Colonial Properties Trust (REIT)	1,000	14,530
Comerica, Inc. (Banks)	2,500	92,075
Commerce Bancshares, Inc. (Banks)	1,000	35,990
Corporate Office Properties Trust (REIT)	1,000	37,760
Cullen/Frost Bankers, Inc. (Banks)	1,000	51,400
DCT Industrial Trust, Inc. (REIT)	3,000	13,560
Delphi Financial Group, Inc.—Class A (Insurance)	500	12,205
Developers Diversified Realty Corp. (REIT)	3,000	29,700
DiamondRock Hospitality Co. (REIT)	2,500	20,550
Digital Realty Trust, Inc. (REIT)	1,500	86,520
Discover Financial Services (Diversified Financial Services)	8,000	111,840
Douglas Emmett, Inc. (REIT)	2,000	28,440
Duke-Weeks Realty Corp. (REIT)	3,500	39,725
DuPont Fabros Technology, Inc. (REIT)	1,000	24,560
E*TRADE Financial Corp.* (Diversified Financial Services)	3,000	35,460
East West Bancorp, Inc. (Banks)	2,000	30,500

See accompanying notes to the financial statements.

42 :: ProFund VP Financials :: Financial Statements

Common Stocks, continued
	Shares	Value

EastGroup Properties, Inc. (REIT)	500	$17,790
Eaton Vance Corp. (Diversified Financial Services)	2,000	55,220
Endurance Specialty Holdings, Ltd. (Insurance)	500	18,765
Entertainment Properties Trust (REIT)	500	19,035
Equifax, Inc. (Commercial Services)	2,000	56,120
Equity Lifestyle Properties, Inc. (REIT)	500	24,115
Equity Residential Properties Trust (REIT)	4,000	166,560
Erie Indemnity Co.—Class A (Insurance)	500	22,750
Essex Property Trust, Inc. (REIT)	500	48,770
Everest Re Group, Ltd. (Insurance)	1,000	70,720
F.N.B. Corp. (Banks)	1,500	12,045
Federal Realty Investment Trust (REIT)	1,000	70,270
Federated Investors, Inc.—Class B (Diversified Financial Services)	1,500	31,065
Fidelity National Title Group, Inc.—Class A (Insurance)	3,500	45,465
Fifth Third Bancorp (Banks)	12,000	147,480
First American Financial Corp. (Insurance)	2,000	25,360
First Financial Bankshares, Inc. (Banks)	500	24,045
First Horizon National Corp.* (Banks)	3,501	40,083
First Midwest Bancorp, Inc. (Banks)	1,000	12,160
First Niagara Financial Group, Inc. (Savings & Loans)	3,000	37,590
FirstMerit Corp. (Banks)	1,500	25,695
Forest City Enterprises, Inc.—Class A* (Real Estate)	2,000	22,640
Forestar Group, Inc.* (Real Estate)	500	8,980
Franklin Resources, Inc. (Diversified Financial Services)	2,500	215,475
Franklin Street Properties Corp. (REIT)	1,000	11,810
Fulton Financial Corp. (Banks)	3,000	28,950
Genworth Financial, Inc.—Class A* (Diversified Financial Services)	7,500	98,025
Glacier Bancorp, Inc. (Banks)	1,000	14,670
GLG Partners, Inc.* (Diversified Financial Services)	2,500	10,950
Greenhill & Co., Inc. (Diversified Financial Services)	500	30,565
Hancock Holding Co. (Banks)	500	16,680
Hanover Insurance Group, Inc. (Insurance)	500	21,750
Hartford Financial Services Group, Inc. (Insurance)	6,500	143,845
Hatteras Financial Corp. (REIT)	500	13,910
HCC Insurance Holdings, Inc. (Insurance)	1,500	37,140
HCP, Inc. (REIT)	4,500	145,125
Health Care REIT, Inc. (REIT)	2,000	84,240
Healthcare Realty Trust, Inc. (REIT)	1,000	21,970
Highwoods Properties, Inc. (REIT)	1,000	27,760
Home Properties, Inc. (REIT)	500	22,535
Horace Mann Educators Corp. (Insurance)	500	7,650
Hospitality Properties Trust (REIT)	2,000	42,200
Host Marriott Corp. (REIT)	10,000	134,800
HRPT Properties Trust (REIT)	4,000	24,840
Hudson City Bancorp, Inc. (Savings & Loans)	7,500	91,800
Huntington Bancshares, Inc. (Banks)	10,500	58,170
IBERIABANK Corp. (Banks)	500	25,740
IntercontinentalExchange, Inc.* (Diversified Financial Services)	1,000	113,030
International Bancshares Corp. (Banks)	1,000	16,690
Invesco, Ltd. (Diversified Financial Services)	6,500	109,395
Investment Technology Group, Inc.* (Diversified Financial Services)	500	8,030
J.P. Morgan Chase & Co. (Diversified Financial Services)	59,000	2,159,990
Janus Capital Group, Inc. (Diversified Financial Services)	2,500	22,200
Jefferies Group, Inc. (Diversified Financial Services)	1,500	31,620
Jones Lang LaSalle, Inc. (Real Estate)	500	32,820
KBW, Inc.* (Diversified Financial Services)	500	10,720
KeyCorp (Banks)	13,000	99,970
Kilroy Realty Corp. (REIT)	1,000	29,730
Kimco Realty Corp. (REIT)	6,000	80,640
LaSalle Hotel Properties (REIT)	1,000	20,570
Legg Mason, Inc. (Diversified Financial Services)	2,500	70,075
Lexington Realty Trust (REIT)	1,500	9,015
Liberty Property Trust (REIT)	1,500	43,275
Lincoln National Corp. (Insurance)	4,500	109,305
Loews Corp. (Insurance)	5,000	166,550
M&T Bank Corp. (Banks)	1,500	127,425
Mack-Cali Realty Corp. (REIT)	1,000	29,730
Marsh & McLennan Cos., Inc. (Insurance)	8,000	180,400
Marshall & Ilsley Corp. (Banks)	8,000	57,440
MasterCard, Inc.—Class A (Software)	1,500	299,295
MB Financial, Inc. (Banks)	1,000	18,390
MBIA, Inc.* (Insurance)	2,500	14,025
Mercury General Corp. (Insurance)	500	20,720
MetLife, Inc. (Insurance)	8,500	320,960
MF Global Holdings, Ltd.* (Diversified Financial Services)	1,500	8,565
MFA Financial, Inc. (REIT)	4,000	29,600
MGIC Investment Corp.* (Insurance)	3,000	20,670
Mid-America Apartment Communities, Inc. (REIT)	500	25,735
Montpelier Re Holdings, Ltd. (Insurance)	1,000	14,930
Moody’s Corp. (Commercial Services)	3,000	59,760
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	19,000	440,990
MSCI, Inc.—Class A* (Software)	1,500	41,100
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	2,500	44,450
National Penn Bancshares, Inc. (Banks)	2,000	12,020
National Retail Properties, Inc. (REIT)	1,000	21,440
Nationwide Health Properties, Inc. (REIT)	2,000	71,540
New York Community Bancorp (Savings & Loans)	6,500	99,255
NewAlliance Bancshares, Inc. (Savings & Loans)	1,500	16,815
Northern Trust Corp. (Banks)	3,500	163,450
NYSE Euronext (Diversified Financial Services)	4,000	110,520
Old National Bancorp (Banks)	1,500	15,540
Old Republic International Corp. (Insurance)	3,500	42,455
OMEGA Healthcare Investors, Inc. (REIT)	1,500	29,895
optionsXpress Holdings, Inc.* (Diversified Financial Services)	500	7,870
PacWest Bancorp (Banks)	500	9,155
PartnerRe, Ltd. (Insurance)	1,000	70,140
People’s United Financial, Inc. (Banks)	5,500	74,250
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	500	16,110
Platinum Underwriters Holdings, Ltd. (Insurance)	500	18,145
Plum Creek Timber Co., Inc. (Forest Products & Paper)	2,500	86,325
PNC Financial Services Group (Banks)	8,000	452,000
Popular, Inc.* (Banks)	9,500	25,460
Post Properties, Inc. (REIT)	500	11,365
Potlatch Corp. (Forest Products & Paper)	500	17,865
Principal Financial Group, Inc. (Insurance)	4,500	105,480
PrivateBancorp, Inc. (Banks)	1,000	11,080
ProAssurance Corp.* (Insurance)	500	28,380
Progressive Corp. (Insurance)	9,500	177,840
ProLogis (REIT)	7,000	70,910
Prosperity Bancshares, Inc. (Banks)	500	17,375
Protective Life Corp. (Insurance)	1,500	32,085
Provident Financial Services, Inc. (Savings & Loans)	1,000	11,690
Prudential Financial, Inc. (Insurance)	7,000	375,620
Public Storage, Inc. (REIT)	2,000	175,820
Radian Group, Inc. (Insurance)	2,000	14,480
Raymond James Financial Corp. (Diversified Financial Services)	1,500	37,035
Rayonier, Inc. (Forest Products & Paper)	1,000	44,020
Realty Income Corp. (REIT)	1,500	45,495
Redwood Trust, Inc. (REIT)	1,000	14,640

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Financials :: 43

Common Stocks, continued
	Shares	Value

Regency Centers Corp. (REIT)	1,000	$34,400
Regions Financial Corp. (Banks)	17,500	115,150
Reinsurance Group of America, Inc. (Insurance)	1,000	45,710
RenaissanceRe Holdings (Insurance)	1,000	56,270
RLI Corp. (Insurance)	500	26,255
SEI Investments Co. (Software)	2,500	50,900
Selective Insurance Group, Inc. (Insurance)	1,000	14,860
Senior Housing Properties Trust (REIT)	2,000	40,220
Simon Property Group, Inc. (REIT)	4,500	363,375
SL Green Realty Corp. (REIT)	1,000	55,040
SLM Corp.* (Diversified Financial Services)	7,000	72,730
St. Joe Co.* (Real Estate)	1,500	34,740
StanCorp Financial Group, Inc. (Insurance)	500	20,270
State Street Corp. (Banks)	7,500	253,650
Sterling Bancshares, Inc. (Banks)	1,500	7,065
Stifel Financial Corp.* (Diversified Financial Services)	500	21,695
Sunstone Hotel Investors, Inc.* (REIT)	1,500	14,895
SunTrust Banks, Inc. (Banks)	7,500	174,750
Susquehanna Bancshares, Inc. (Banks)	2,000	16,660
SVB Financial Group* (Banks)	500	20,615
Synovus Financial Corp. (Banks)	6,500	16,510
T. Rowe Price Group, Inc. (Diversified Financial Services)	4,000	177,560
Tanger Factory Outlet Centers, Inc. (REIT)	500	20,690
Taubman Centers, Inc. (REIT)	1,000	37,630
TCF Financial Corp. (Banks)	2,000	33,220
TD Ameritrade Holding Corp.* (Diversified Financial Services)	3,500	53,550
TFS Financial Corp. (Savings & Loans)	1,500	18,615
The Charles Schwab Corp. (Diversified Financial Services)	14,500	205,610
The Goldman Sachs Group, Inc. (Diversified Financial Services)	6,500	853,255
The Macerich Co. (REIT)	2,000	74,640
The Travelers Cos., Inc. (Insurance)	7,500	369,375
Torchmark Corp. (Insurance)	1,000	49,510
Tower Group, Inc. (Insurance)	500	10,765
Transatlantic Holdings, Inc. (Insurance)	1,000	47,960
TrustCo Bank Corp. NY (Banks)	1,000	5,600
Trustmark Corp. (Banks)	1,000	20,820
U.S. Bancorp (Banks)	28,500	636,975
UDR, Inc. (REIT)	2,500	47,825
UMB Financial Corp. (Banks)	500	17,780
Umpqua Holdings Corp. (Banks)	1,500	17,220
United Bankshares, Inc. (Banks)	500	11,970
Unitrin, Inc. (Insurance)	500	12,800
UnumProvident Corp. (Insurance)	5,000	108,500
Validus Holdings, Ltd. (Insurance)	1,500	36,630
Valley National Bancorp (Banks)	2,500	34,050
Ventas, Inc. (REIT)	2,500	117,375
Visa, Inc.—Class A (Commercial Services)	7,500	530,625
Vornado Realty Trust (REIT)	2,500	182,375
W.R. Berkley Corp. (Insurance)	2,000	52,920
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	1,500	32,820
Washington Federal, Inc. (Savings & Loans)	1,500	24,270
Washington REIT (REIT)	1,000	27,590
Webster Financial Corp. (Banks)	1,000	17,940
Weingarten Realty Investors (REIT)	2,000	38,100
Wells Fargo & Co. (Banks)	73,000	1,868,800
Westamerica Bancorp (Banks)	500	26,260
Western Union Co. (Commercial Services)	10,000	149,100
Whitney Holding Corp. (Banks)	1,500	13,875
Willis Group Holdings PLC (Insurance)	2,500	75,125
Wilmington Trust Corp. (Banks)	1,500	16,635
Wintrust Financial Corp. (Banks)	500	16,670
XL Capital, Ltd.—Class A (Insurance)	5,000	80,050
Zions Bancorp (Banks)	2,500	53,925

TOTAL COMMON STOCKS
(Cost $18,492,760)		27,297,658

TOTAL INVESTMENT SECURITIES (Cost $18,492,760)—100.5%		27,297,658
Net other assets (liabilities)—(0.5)%		(124,907)

NET ASSETS—100.0%		$27,172,751

*	Non-income producing security

ProFund VP Financials invested in the following industries as of June 30, 2010:

		% of
	Value	Net Assets

Banks	$8,176,538	30.1%
Commercial Services	795,605	2.9%
Diversified Financial Services	7,864,035	28.9%
Forest Products & Paper	148,210	0.6%
Insurance	5,718,175	21.1%
REIT	3,649,960	13.4%
Real Estate	216,585	0.8%
Savings & Loans	337,255	1.3%
Software	391,295	1.4%
Other**	(124,907)	(0.5)%

Total	$27,172,751	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

44 :: ProFund VP Financials :: Financial Statements

Statement of Assets and Liabilities (unaudited) :: June 30, 2010

Assets:
Total Investment Securities, at cost	$18,492,760

Securities, at value	27,297,658

Total Investment Securities, at value	27,297,658
Dividends receivable	35,149
Receivable for capital shares issued	14,830
Receivable for investments sold	1,964,669
Prepaid expenses	357

Total Assets	29,312,663

Liabilities:
Cash overdraft	167,833
Payable for capital shares redeemed	1,903,038
Advisory fees payable	14,259
Management services fees payable	1,901
Administration fees payable	999
Administrative services fees payable	11,994
Distribution fees payable	11,791
Trustee fees payable	1
Transfer agency fees payable	3,433
Fund accounting fees payable	2,167
Compliance services fees payable	156
Other accrued expenses	22,340

Total Liabilities	2,139,912

Net Assets	$27,172,751

Net Assets consist of:
Capital	$44,442,793
Accumulated net investment income (loss)	(24,839)
Accumulated net realized gains (losses) on investments	(26,050,101)
Net unrealized appreciation (depreciation) on investments	8,804,898

Net Assets	$27,172,751

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,594,248

Net Asset Value (offering and redemption price per share)	$17.04

Statement of Operations (unaudited) :: For the six months ended June 30, 2010

Investment Income:
Dividends	$235,929
Interest	27

Total Investment Income	235,956

Expenses:
Advisory fees	116,426
Management services fees	15,523
Administration fees	6,163
Transfer agency fees	8,941
Administrative services fees	45,982
Distribution fees	38,809
Custody fees	11,383
Fund accounting fees	12,787
Trustee fees	187
Compliance services fees	134
Other fees	23,466

Total Gross Expenses before reductions	279,801
Less Expenses reduced by the Advisor	(19,006)

Total Net Expenses	260,795

Net Investment Income (Loss)	(24,839)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(336,335)

Change in net unrealized appreciation/depreciation on investments	(1,953,722)

Net Realized and Unrealized Gains (Losses) on Investments	(2,290,057)

Change in Net Assets Resulting from Operations	$(2,314,896)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Financials :: 45

Statements of Changes in Net Assets

	For the
	six months ended	For the
	June 30, 2010	year ended
	(unaudited)	December 31, 2009

From Investment Activities:
Operations:
Net investment income (loss)	$(24,839)	$88,722
Net realized gains (losses) on investments	(336,335)	(6,235,235)
Change in net unrealized appreciation/depreciation on investments	(1,953,722)	10,836,278

Change in net assets resulting from operations	(2,314,896)	4,689,765

Distributions to Shareholders From:
Net investment income	(88,722)	(487,543)

Change in net assets resulting from distributions	(88,722)	(487,543)

Capital Transactions:
Proceeds from shares issued	28,286,491	69,097,729
Dividends reinvested	88,722	487,543
Value of shares redeemed	(26,437,703)	(68,746,201)

Change in net assets resulting from capital transactions	1,937,510	839,071

Change in net assets	(466,108)	5,041,293
Net Assets:
Beginning of period	27,638,859	22,597,566

End of period	$27,172,751	$27,638,859

Accumulated net investment income (loss)	$(24,839)	$88,722

Share Transactions:
Issued	1,467,285	4,752,296
Reinvested	4,635	26,598
Redeemed	(1,421,015)	(4,663,728)

Change in shares	50,905	115,166

See accompanying notes to the financial statements.

46 :: ProFund VP Financials :: Financial Highlights

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the
	six months ended	For the	For the	For the	For the	For the
	June 30, 2010	year ended	year ended	year ended	year ended	year ended
	(unaudited)	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$17.91	$15.82	$32.38	$40.64	$34.84	$33.80

Investment Activities:
Net investment income (loss)(a)	(0.01)	0.06	0.46	0.41	0.34	0.27

Net realized and unrealized gains (losses) on investments	(0.80)	2.32	(16.72)	(8.11)	5.69	1.06

Total income (loss) from investment activities	(0.81)	2.38	(16.26)	(7.70)	6.03	1.33

Distributions to Shareholders From:
Net investment income	(0.06)	(0.29)	(0.30)	(0.56)	(0.23)	(0.29)

Net Asset Value, End of Period	$17.04	$17.91	$15.82	$32.38	$40.64	$34.84

Total Return	(4.58)% (b)	15.01%	(50.54)%	(19.11)%	17.35%	3.98%

Ratios to Average Net Assets:
Gross expenses(c)	1.80%	1.88%	1.85%	1.74%	1.76%	1.92%
Net expenses(c)	1.68%	1.67%	1.63%	1.63%	1.68%	1.92%
Net investment income (loss)(c)	(0.16)%	0.59%	1.90%	1.04%	0.90%	0.80%

Supplemental Data:
Net assets, end of period (000’s)	$27,173	$27,639	$22,598	$24,899	$49,610	$35,924
Portfolio turnover rate(d)	67% (b)	272%	413%	216%	247%	316%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Health Care :: 47

Investment Objective:   The ProFund VP Health Care seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Health Care Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2010

Market Exposure
Investment Type	% of Net Assets

Equity Securities	101%

Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.
Largest Equity Holdings
Company	% of Net Assets

Johnson & Johnson	12.8%
Pfizer, Inc.	9.1%
Merck & Co., Inc.	8.6%
Abbott Laboratories	5.7%
Amgen, Inc.	4.0%

Dow Jones U.S. Health Care Index - Composition
% of Index

Pharmaceuticals and Biotechnology	62%
Health Care Equipment and Services	38%

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.7%)
	Shares	Value

Abbott Laboratories (Pharmaceuticals)	24,479	$1,145,128
Acorda Therapeutics, Inc.* (Biotechnology)	538	16,737
Aetna, Inc. (Healthcare-Services)	6,725	177,405
Alcon, Inc. (Healthcare-Products)	1,345	199,316
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,345	68,851
Alkermes, Inc.* (Pharmaceuticals)	1,614	20,094
Allergan, Inc. (Pharmaceuticals)	4,842	282,095
Amedisys, Inc.* (Healthcare-Services)	538	23,656
American Medical Systems Holdings, Inc.* (Healthcare-Products)	1,076	23,801
AMERIGROUP Corp.* (Healthcare-Services)	807	26,211
Amgen, Inc.* (Biotechnology)	15,333	806,516
Amylin Pharmaceuticals, Inc.* (Pharmaceuticals)	2,152	40,458
Auxilium Pharmaceuticals, Inc.* (Healthcare-Products)	807	18,964
Bard (C.R.), Inc. (Healthcare-Products)	1,614	125,133
Baxter International, Inc. (Healthcare-Products)	9,684	393,558
Beckman Coulter, Inc. (Healthcare-Products)	1,076	64,872
Becton, Dickinson & Co. (Healthcare-Products)	3,497	236,467
Bio-Rad Laboratories, Inc.—Class A* (Biotechnology)	269	23,266
Biogen Idec, Inc.* (Biotechnology)	4,035	191,461
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	1,614	30,601
Boston Scientific Corp.* (Healthcare-Products)	23,941	138,858
Bristol-Myers Squibb Co. (Pharmaceuticals)	27,169	677,595
Brookdale Senior Living, Inc.* (Healthcare-Services)	807	12,105
CareFusion Corp.* (Healthcare-Products)	2,959	67,169
Catalyst Health Solutions, Inc.* (Pharmaceuticals)	538	18,561
Celera Corp.* (Biotechnology)	1,345	8,810
Celgene Corp.* (Biotechnology)	7,263	369,106
Centene Corp.* (Healthcare-Services)	807	17,350
Cephalon, Inc.* (Pharmaceuticals)	1,076	61,063
Cepheid, Inc.* (Healthcare-Products)	1,076	17,238
Charles River Laboratories International, Inc.* (Biotechnology)	1,076	36,810
CIGNA Corp. (Insurance)	4,304	133,682
Community Health Systems, Inc.* (Healthcare-Services)	1,614	54,569
Cooper Cos., Inc. (Healthcare-Products)	807	32,111
Covance, Inc.* (Healthcare-Services)	1,076	55,220
Coventry Health Care, Inc.* (Healthcare-Services)	2,421	42,803
Covidien PLC (Healthcare-Products)	8,070	324,253
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	807	16,624
DaVita, Inc.* (Healthcare-Services)	1,614	100,778
Dendreon Corp.* (Biotechnology)	2,152	69,574
DENTSPLY International, Inc. (Healthcare-Products)	2,421	72,412
Edwards Lifesciences Corp.* (Healthcare-Products)	1,883	105,486
Eli Lilly & Co. (Pharmaceuticals)	15,602	522,667
Emergency Medical Services Corp.—Class A* (Commercial Services)	538	26,378
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	1,614	35,217
Express Scripts, Inc.* (Pharmaceuticals)	8,070	379,451
Forest Laboratories, Inc.* (Pharmaceuticals)	4,842	132,816
Gen-Probe, Inc.* (Healthcare-Products)	807	36,654
Genzyme Corp.* (Biotechnology)	4,304	218,514
Gilead Sciences, Inc.* (Pharmaceuticals)	14,257	488,730
Haemonetics Corp.* (Healthcare-Products)	269	14,397
Health Management Associates, Inc.—Class A* (Healthcare-Services)	3,766	29,262
Health Net, Inc.* (Healthcare-Services)	1,614	39,333
HEALTHSOUTH Corp.* (Healthcare-Services)	1,614	30,198
Healthways, Inc.* (Healthcare-Services)	538	6,413
Henry Schein, Inc.* (Healthcare-Products)	1,345	73,840
Hill-Rom Holdings, Inc. (Healthcare-Products)	1,076	32,743
HMS Holdings Corp.* (Commercial Services)	538	29,170
Hologic, Inc.* (Healthcare-Products)	4,035	56,208
Hospira, Inc.* (Pharmaceuticals)	2,690	154,540
Human Genome Sciences, Inc.* (Biotechnology)	2,959	67,051
Humana, Inc.* (Healthcare-Services)	2,690	122,852
IDEXX Laboratories, Inc.* (Healthcare-Products)	807	49,146
Illumina, Inc.* (Biotechnology)	1,883	81,967
Immucor, Inc.* (Healthcare-Products)	1,076	20,498
Incyte, Corp.* (Biotechnology)	1,883	20,845
Intuitive Surgical, Inc.* (Healthcare-Products)	538	169,804
Invacare Corp. (Healthcare-Products)	538	11,158
Inverness Medical Innovations, Inc.* (Healthcare-Products)	1,345	35,858

See accompanying notes to the financial statements.

48 :: ProFund VP Health Care :: Financial Statements

Common Stocks, continued
	Shares	Value

Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	1,345	$12,872
Johnson & Johnson (Healthcare-Products)	43,847	2,589,604
Kinetic Concepts, Inc.* (Healthcare-Products)	1,076	39,285
King Pharmaceuticals, Inc.* (Pharmaceuticals)	4,035	30,626
Laboratory Corp. of America Holdings* (Healthcare-Services)	1,614	121,615
Life Technologies Corp.* (Biotechnology)	2,959	139,813
LifePoint Hospitals, Inc.* (Healthcare-Services)	807	25,340
Lincare Holdings, Inc.* (Healthcare-Services)	1,614	52,471
Magellan Health Services, Inc.* (Healthcare-Services)	538	19,540
Masimo Corp. (Healthcare-Products)	807	19,215
Medco Health Solutions, Inc.* (Pharmaceuticals)	7,263	400,046
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	1,076	23,543
Mednax, Inc.* (Healthcare-Services)	807	44,877
Medtronic, Inc. (Healthcare-Products)	17,754	643,938
Merck & Co., Inc. (Pharmaceuticals)	49,496	1,730,875
Millipore Corp.* (Biotechnology)	807	86,067
Mylan Laboratories, Inc.* (Pharmaceuticals)	4,842	82,508
Myriad Genetics, Inc.* (Biotechnology)	1,614	24,129
Nektar Therapeutics* (Biotechnology)	1,345	16,275
NuVasive, Inc.* (Healthcare-Products)	538	19,077
Odyssey Healthcare, Inc.* (Healthcare-Services)	538	14,375
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	1,076	23,231
Owens & Minor, Inc. (Distribution/Wholesale)	1,076	30,537
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	538	13,966
PAREXEL International Corp.* (Commercial Services)	807	17,496
Patterson Cos., Inc. (Healthcare-Products)	1,614	46,047
PDL BioPharma, Inc. (Biotechnology)	1,883	10,582
Perrigo Co. (Pharmaceuticals)	1,345	79,449
Pfizer, Inc. (Pharmaceuticals)	128,044	1,825,907
Pharmaceutical Product Development, Inc. (Commercial Services)	1,883	47,847
PharMerica Corp.* (Pharmaceuticals)	538	7,887
PSS World Medical, Inc.* (Healthcare-Products)	807	17,068
Psychiatric Solutions, Inc.* (Healthcare-Services)	807	26,405
Quest Diagnostics, Inc. (Healthcare-Services)	2,421	120,493
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	1,076	24,016
ResMed, Inc.* (Healthcare-Products)	1,076	65,432
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	807	31,497
Savient Pharmaceuticals, Inc.* (Biotechnology)	1,076	13,558
Sirona Dental Systems, Inc.* (Healthcare-Products)	538	18,744
St. Jude Medical, Inc.* (Healthcare-Products)	5,111	184,456
STERIS Corp. (Healthcare-Products)	807	25,082
Stryker Corp. (Healthcare-Products)	4,842	242,391
Techne Corp. (Healthcare-Products)	538	30,908
Teleflex, Inc. (Miscellaneous Manufacturing)	538	29,203
Tenet Healthcare Corp.* (Healthcare-Services)	7,532	32,689
Theravance, Inc.* (Pharmaceuticals)	1,076	13,525
Thermo Fisher Scientific, Inc.* (Electronics)	6,456	316,667
Thoratec Corp.* (Healthcare-Products)	807	34,483
United Therapeutics Corp.* (Pharmaceuticals)	807	39,390
UnitedHealth Group, Inc. (Healthcare-Services)	18,292	519,493
Universal Health Services, Inc.—Class B (Healthcare-Services)	1,345	51,312
Valeant Pharmaceuticals International* (Pharmaceuticals)	807	42,198
Varian Medical Systems, Inc.* (Healthcare-Products)	1,883	98,443
Vertex Pharmaceuticals, Inc.* (Biotechnology)	3,228	106,201
Warner Chilcott PLC—Class A* (Pharmaceuticals)	1,614	36,880
Waters Corp.* (Electronics)	1,345	87,021
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	1,883	76,393
WellCare Health Plans, Inc.* (Healthcare-Services)	538	12,772
WellPoint, Inc.* (Healthcare-Services)	6,725	329,054
West Pharmaceutical Services, Inc. (Healthcare-Products)	538	19,632
Zimmer Holdings, Inc.* (Healthcare-Products)	3,228	174,473

TOTAL COMMON STOCKS (Cost $14,443,734)		20,291,396

TOTAL INVESTMENT SECURITIES (Cost $14,443,734)—100.7%		20,291,396
Net other assets (liabilities)—(0.7)%		(133,672)

NET ASSETS—100.0%		$20,157,724

*	Non-income producing security

ProFund VP Health Care invested in the following industries as of June 30, 2010:

		% of
	Value	Net Assets

Biotechnology	$2,400,149	11.9%
Commercial Services	120,891	0.6%
Distribution/Wholesale	30,537	0.2%
Electronics	403,688	2.0%
Healthcare - Products	6,588,222	32.7%
Healthcare - Services	2,108,591	10.5%
Insurance	133,682	0.7%
Miscellaneous Manufacturing	29,203	0.1%
Pharmaceuticals	8,476,433	42.0%
Other**	(133,672)	(0.7)%

Total	$20,157,724	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Health Care :: 49

Statement of Assets and Liabilities (unaudited) :: June 30, 2010

Assets:
Total Investment Securities, at cost	$14,443,734

Securities, at value	20,291,396

Total Investment Securities, at value	20,291,396
Dividends receivable	31,530
Receivable for investments sold	377,070
Prepaid expenses	345

Total Assets	20,700,341

Liabilities:
Cash overdraft	254,242
Payable for capital shares redeemed	239,683
Advisory fees payable	11,094
Management services fees payable	1,479
Administration fees payable	712
Administrative services fees payable	6,729
Distribution fees payable	6,797
Trustee fees payable	1
Transfer agency fees payable	2,322
Fund accounting fees payable	1,545
Compliance services fees payable	134
Other accrued expenses	17,879

Total Liabilities	542,617

Net Assets	$20,157,724

Net Assets consist of:
Capital	$28,002,990
Accumulated net investment income (loss)	33,932
Accumulated net realized gains (losses) on investments	(13,726,860)
Net unrealized appreciation (depreciation) on investments	5,847,662

Net Assets	$20,157,724

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	786,152

Net Asset Value (offering and redemption price per share)	$25.64

Statement of Operations (unaudited) :: For the six months ended June 30, 2010

Investment Income:
Dividends	$255,672
Interest	24

Total Investment Income	255,696

Expenses:
Advisory fees	99,002
Management services fees	13,200
Administration fees	5,296
Transfer agency fees	7,727
Administrative services fees	40,339
Distribution fees	33,001
Custody fees	4,648
Fund accounting fees	10,830
Trustee fees	156
Compliance services fees	127
Other fees	16,853

Total Gross Expenses before reductions	231,179
Less Expenses reduced by the Advisor	(9,415)

Total Net Expenses	221,764

Net Investment Income (Loss)	33,932

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	195,413
Change in net unrealized appreciation/depreciation on investments	(2,029,185)

Net Realized and Unrealized Gains (Losses) on Investments	(1,833,772)

Change in Net Assets Resulting from Operations	$(1,799,840)

See accompanying notes to the financial statements.

50 :: ProFund VP Health Care :: Financial Statements

Statements of Changes in Net Assets

	For the
	six months ended	For the
	June 30, 2010	year ended
	(unaudited)	December 31, 2009

From Investment Activities:
Operations:
Net investment income (loss)	$33,932	$89,402
Net realized gains (losses) on investments	195,413	(1,235,900)
Change in net unrealized appreciation/depreciation on investments	(2,029,185)	2,613,547

Change in net assets resulting from operations	(1,799,840)	1,467,049

Distributions to Shareholders From:
Net investment income	(89,402)	(110,530)

Change in net assets resulting from distributions	(89,402)	(110,530)

Capital Transactions:
Proceeds from shares issued	13,214,826	43,617,033
Dividends reinvested	89,402	110,530
Value of shares redeemed	(19,445,980)	(42,673,386)

Change in net assets resulting from capital transactions	(6,141,752)	1,054,177

Change in net assets	(8,030,994)	2,410,696
Net Assets:
Beginning of period	28,188,718	25,778,022

End of period	$20,157,724	$28,188,718

Accumulated net investment income (loss)	$33,932	$89,402

Share Transactions:
Issued	465,664	1,755,613
Reinvested	3,073	4,198
Redeemed	(682,444)	(1,846,694)

Change in shares	(213,707)	(86,883)

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Health Care :: 51

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the
	six months ended	For the	For the	For the	For the	For the
	June 30, 2010	year ended	year ended	year ended	year ended	year ended
	(unaudited)	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$28.19	$23.72	$31.42	$29.48	$28.01	$26.42

Investment Activities:
Net investment income (loss)(a)	0.04	0.10	0.10	0.07	(0.08)	(0.15)
Net realized and unrealized gains (losses) on investments	(2.51)	4.53	(7.72)	1.87	1.55	1.74

Total income (loss) from investment activities	(2.47)	4.63	(7.62)	1.94	1.47	1.59

Distributions to Shareholders From:
Net investment income	(0.08)	(0.16)	(0.08)	—	—	—

Net Asset Value, End of Period	$25.64	$28.19	$23.72	$31.42	$29.48	$28.01

Total Return	(8.79)% (b)	19.56%	(24.29)%	6.58%	5.25%	6.02%
Ratios to Average Net Assets:
Gross expenses(c)	1.75%	1.80%	1.76%	1.72%	1.76%	1.89%
Net expenses(c)	1.68%	1.66%	1.63%	1.63%	1.72%	1.89%
Net investment income (loss)(c)	0.26%	0.43%	0.35%	0.24%	(0.29)%	(0.57)%
Supplemental Data:
Net assets, end of period (000’s)	$20,158	$28,189	$25,778	$62,724	$67,288	$57,307
Portfolio turnover rate(d)	28% (b)	175%	265%	221%	123%	310%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

52 :: ProFund VP Technology :: Financial Statements

Investment Objective: The ProFund VP Technology seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Technology Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2010

Market Exposure

Investment Type	% of Net Assets

Equity Securities	97%

Total Exposure	97%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets

Apple Computer, Inc.	12.8%
Microsoft Corp.	9.9%
International Business Machines Corp.	8.8%
Intel Corp.	6.0%
Google, Inc. - Class A	5.7%

Dow Jones U.S. Technology Index - Composition
% of Index

Technology Hardware and Equipment	57%
Software and Computer Services	43%

Schedule of Portfolio Investments (unaudited)

Common Stocks (97.0%)
	Shares	Value

ACI Worldwide, Inc.* (Software)	319	$6,211
ADC Telecommunications, Inc.* (Telecommunications)	638	4,728
Adobe Systems, Inc.* (Software)	3,509	92,743
ADTRAN, Inc. (Telecommunications)	319	8,699
Advanced Micro Devices, Inc.* (Semiconductors)	3,828	28,021
Advent Software, Inc.* (Software)	319	14,980
Akamai Technologies, Inc.* (Internet)	1,276	51,767
Allscripts Healthcare Solutions, Inc.* (Software)	319	5,136
Altera Corp. (Semiconductors)	2,233	55,401
Amdocs, Ltd.* (Telecommunications)	1,276	34,261
Amkor Technology, Inc.* (Semiconductors)	957	5,273
Analog Devices, Inc. (Semiconductors)	1,914	53,324
ANSYS, Inc.* (Software)	638	25,884
AOL, Inc.* (Internet)	638	13,264
Apple Computer, Inc.* (Computers)	6,380	1,604,761
Applied Materials, Inc. (Semiconductors)	9,251	111,197
Applied Micro Circuits Corp.* (Semiconductors)	319	3,343
Ariba, Inc.* (Internet)	638	10,163
Arris Group, Inc.* (Telecommunications)	957	9,752
athenahealth, Inc.* (Software)	319	8,335
Atheros Communications* (Telecommunications)	319	8,785
Atmel Corp.* (Semiconductors)	2,871	13,781
ATMI, Inc.* (Semiconductors)	319	4,670
Autodesk, Inc.* (Software)	1,595	38,854
Blackboard, Inc.* (Software)	319	11,908
BMC Software, Inc.* (Software)	1,276	44,188
Brightpoint, Inc.* (Distribution/Wholesale)	638	4,466
Broadcom Corp.—Class A (Semiconductors)	3,190	105,174
Brocade Communications Systems, Inc.* (Computers)	3,190	16,460
CA, Inc. (Software)	2,871	52,826
Cabot Microelectronics Corp.* (Chemicals)	319	11,034
CACI International, Inc.—Class A* (Computers)	319	13,551
Cadence Design Systems, Inc.* (Computers)	1,914	11,082
Cerner Corp.* (Software)	638	48,418
Check Point Software Technologies, Ltd.* (Internet)	1,276	37,616
Ciena Corp.* (Telecommunications)	638	8,090
Cisco Systems, Inc.* (Telecommunications)	27,115	577,821
Citrix Systems, Inc.* (Software)	1,276	53,886
Cognizant Technology Solutions Corp.* (Computers)	1,914	95,815
Computer Sciences Corp. (Computers)	957	43,304
Compuware Corp.* (Software)	1,595	12,728
Comtech Telecommunications Corp.* (Telecommunications)	319	9,548
Concur Technologies, Inc.* (Software)	319	13,615
Corning, Inc. (Telecommunications)	10,846	175,163
Cree Research, Inc.* (Semiconductors)	638	38,299
CSG Systems International, Inc.* (Software)	319	5,847
Cymer, Inc.* (Electronics)	319	9,583
Cypress Semiconductor Corp.* (Semiconductors)	1,276	12,811
Dell, Inc.* (Computers)	11,803	142,344
Diebold, Inc. (Computers)	319	8,693
Digital River, Inc.* (Internet)	319	7,627
DST Systems, Inc. (Computers)	319	11,529
EarthLink, Inc. (Internet)	638	5,078
Electronics for Imaging, Inc.* (Computers)	319	3,110
EMC Corp.* (Computers)	14,036	256,859
Emulex Corp.* (Semiconductors)	638	5,857
Equinix, Inc.* (Internet)	319	25,909
F5 Networks, Inc.* (Internet)	638	43,748
Fair Isaac Corp. (Software)	319	6,951
Fairchild Semiconductor International, Inc.* (Semiconductors)	957	8,048
FormFactor, Inc.* (Semiconductors)	319	3,445
Gartner Group, Inc.* (Commercial Services)	319	7,417
Google, Inc.—Class A* (Internet)	1,595	709,695
Harmonic, Inc.* (Telecommunications)	638	3,471
Harris Corp. (Telecommunications)	957	39,859
Hewlett-Packard Co. (Computers)	16,269	704,122
IAC/InterActiveCorp* (Internet)	638	14,017
Informatica Corp.* (Software)	638	15,235
Ingram Micro, Inc.—Class A* (Distribution/Wholesale)	1,276	19,382
Insight Enterprises, Inc.* (Retail)	319	4,198
Integrated Device Technology, Inc.* (Semiconductors)	1,276	6,316
Intel Corp. (Semiconductors)	38,599	750,751
InterDigital, Inc.* (Telecommunications)	319	7,876

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Technology :: 53

Common Stocks, continued
	Shares	Value

Intermec, Inc.* (Machinery-Diversified)	319	$3,270
International Business Machines Corp. (Computers)	8,932	1,102,923
International Rectifier Corp.* (Semiconductors)	638	11,873
Intersil Corp.—Class A (Semiconductors)	957	11,589
Intuit, Inc.* (Software)	1,914	66,550
j2 Global Communications, Inc.* (Internet)	319	6,967
JDA Software Group, Inc.* (Software)	319	7,012
JDS Uniphase Corp.* (Telecommunications)	1,595	15,695
Juniper Networks, Inc.* (Telecommunications)	3,509	80,075
KLA-Tencor Corp. (Semiconductors)	1,276	35,575
Lam Research Corp.* (Semiconductors)	957	36,423
Lexmark International, Inc.—Class A* (Computers)	638	21,073
Linear Technology Corp. (Semiconductors)	1,276	35,486
LSI Logic Corp.* (Semiconductors)	4,466	20,544
Marvell Technology Group, Ltd.* (Semiconductors)	3,509	55,302
Maxim Integrated Products, Inc. (Semiconductors)	2,233	37,358
McAfee, Inc.* (Internet)	957	29,399
MEMC Electronic Materials, Inc.* (Semiconductors)	1,595	15,759
Mentor Graphics Corp.* (Computers)	638	5,646
Microchip Technology, Inc. (Semiconductors)	1,276	35,396
Micron Technology, Inc.* (Semiconductors)	6,061	51,458
Micros Systems, Inc.* (Computers)	638	20,333
Microsemi Corp.* (Semiconductors)	638	9,334
Microsoft Corp. (Software)	53,911	1,240,492
Motorola, Inc.* (Telecommunications)	14,993	97,754
National Semiconductor Corp. (Semiconductors)	1,595	21,469
NCR Corp.* (Computers)	957	11,599
NetApp, Inc.* (Computers)	2,233	83,313
Netlogic Microsystems, Inc.* (Semiconductors)	319	8,677
Novell, Inc.* (Software)	2,233	12,683
Novellus Systems, Inc.* (Semiconductors)	638	16,180
Nuance Communications, Inc.* (Software)	1,595	23,845
NVIDIA Corp.* (Semiconductors)	3,828	39,084
OmniVision Technologies, Inc.* (Semiconductors)	319	6,839
ON Semiconductor Corp.* (Semiconductors)	2,871	18,317
Oracle Corp. (Software)	26,477	568,196
Palm, Inc.* (Computers)	1,276	7,260
Parametric Technology Corp.* (Software)	957	14,996
Pitney Bowes, Inc. (Office/Business Equipment)	1,595	35,026
Plantronics, Inc. (Telecommunications)	319	9,123
PMC-Sierra, Inc.* (Semiconductors)	1,595	11,994
Polycom, Inc.* (Telecommunications)	638	19,006
Progress Software Corp.* (Software)	319	9,580
QLogic Corp.* (Semiconductors)	638	10,604
Qualcomm, Inc. (Telecommunications)	11,484	377,135
Quality Systems, Inc. (Software)	319	18,499
Quest Software, Inc.* (Software)	319	5,755
Rackspace Hosting, Inc.* (Internet)	638	11,701
Rambus, Inc.* (Semiconductors)	638	11,178
Red Hat, Inc.* (Software)	1,276	36,927
RF Micro Devices, Inc.* (Telecommunications)	1,595	6,236
Riverbed Technology, Inc.* (Computers)	319	8,811
Rovi Corp.* (Semiconductors)	638	24,187
SAIC, Inc.* (Commercial Services)	2,552	42,721
Salesforce.com, Inc.* (Software)	957	82,130
SanDisk Corp.* (Computers)	1,595	67,102
SAVVIS, Inc.* (Telecommunications)	319	4,705
Seagate Technology* (Computers)	3,509	45,757
Semtech Corp.* (Semiconductors)	319	5,222
Silicon Laboratories, Inc.* (Semiconductors)	319	12,939
Skyworks Solutions, Inc.* (Semiconductors)	1,276	21,424
Solera Holdings, Inc. (Software)	638	23,096
Sonus Networks, Inc.* (Telecommunications)	1,276	3,458
SRA International, Inc.—Class A* (Computers)	319	6,275
Sybase, Inc.* (Software)	638	41,253
Symantec Corp.* (Internet)	5,742	79,699
Synaptics, Inc.* (Computers)	319	8,773
Syniverse Holdings, Inc.* (Telecommunications)	638	13,047
Synopsys, Inc.* (Computers)	957	19,973
Tech Data Corp.* (Distribution/Wholesale)	319	11,363
Tekelec* (Telecommunications)	319	4,224
Tellabs, Inc. (Telecommunications)	2,552	16,307
Teradata Corp.* (Computers)	1,276	38,893
Teradyne, Inc.* (Semiconductors)	1,276	12,441
Tessera Technologies, Inc.* (Semiconductors)	319	5,120
Texas Instruments, Inc. (Semiconductors)	8,613	200,511
Tibco Software, Inc.* (Internet)	1,276	15,389
TriQuint Semiconductor, Inc.* (Semiconductors)	957	5,847
Unisys Corp.* (Computers)	319	5,898
United Online, Inc. (Internet)	638	3,675
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	638	18,285
VeriFone Systems, Inc.* (Software)	638	12,077
VeriSign, Inc.* (Internet)	1,276	33,878
VMware, Inc.—Class A* (Software)	638	39,932
Websense, Inc.* (Internet)	319	6,029
Western Digital Corp.* (Computers)	1,595	48,105
Xerox Corp. (Office/Business Equipment)	9,570	76,943
Xilinx, Inc. (Semiconductors)	1,914	48,348
Yahoo!, Inc.* (Internet)	8,932	123,530
Zoran Corp.* (Semiconductors)	319	3,043

TOTAL COMMON STOCKS
(Cost $6,191,662)		12,127,021

TOTAL INVESTMENT SECURITIES
(Cost $6,191,662)—97.0%		12,127,021
Net other assets (liabilities)—3.0%		375,255

NET ASSETS—100.0%		$12,502,276

*	Non-income producing security

ProFund VP Technology invested in the following industries as of June 30, 2010:

		% of
	Value	Net Assets

Chemicals	$11,034	0.1%
Commercial Services	50,138	0.4%
Computers	4,413,364	35.3%
Distribution/Wholesale	35,211	0.3%
Electronics	9,583	0.1%
Internet	1,229,151	9.8%
Machinery-Diversified	3,270	NM
Office/Business Equipment	111,969	0.9%
Retail	4,198	NM
Semiconductors	2,063,517	16.5%
Software	2,660,768	21.3%
Telecommunications	1,534,818	12.3%
Other**	375,255	3.0%

Total	$12,502,276	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

54 :: ProFund VP Technology :: Financial Statements

Statement of Assets and Liabilities (unaudited) :: June 30, 2010

Assets:
Total Investment Securities, at cost	$6,191,662

Securities, at value	12,127,021

Total Investment Securities, at value	12,127,021
Dividends receivable	2,120
Receivable for capital shares issued	148,512
Receivable for investments sold	271,911
Prepaid expenses	192

Total Assets	12,549,756

Liabilities:
Cash overdraft	12,057
Payable for capital shares redeemed	1,696
Advisory fees payable	7,417
Management services fees payable	989
Administration fees payable	448
Administrative services fees payable	3,522
Distribution fees payable	5,376
Trustee fees payable	1
Transfer agency fees payable	1,534
Fund accounting fees payable	973
Compliance services fees payable	76
Other accrued expenses	13,391

Total Liabilities	47,480

Net Assets	$12,502,276

Net Assets consist of:
Capital	$19,440,772
Accumulated net investment income (loss)	(71,524)
Accumulated net realized gains (losses) on investments	(12,802,331)
Net unrealized appreciation (depreciation) on investments	5,935,359

Net Assets	$12,502,276

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)
920,905

Net Asset Value (offering and redemption price per share)	$13.58

Statement of Operations (unaudited) :: For the six months ended June 30, 2010

Investment Income:
Dividends	$72,959
Interest	19

Total Investment Income	72,978

Expenses:
Advisory fees	64,509
Management services fees	8,601
Administration fees	3,591
Transfer agency fees	5,223
Administrative services fees	21,685
Distribution fees	21,503
Custody fees	6,027
Fund accounting fees	7,599
Trustee fees	127
Compliance services fees	64
Other fees	11,347

Total Gross Expenses before reductions	150,276
Less Expenses reduced by the Advisor	(5,774)

Total Net Expenses	144,502

Net Investment Income (Loss)	(71,524)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	1,550,155
Change in net unrealized appreciation/depreciation on investments	(3,704,459)

Net Realized and Unrealized Gains (Losses) on Investments	(2,154,304)

Change in Net Assets Resulting from Operations	$(2,225,828)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Technology :: 55

Statements of Changes in Net Assets

	For the
	six months ended	For the
	June 30, 2010	year ended
	(unaudited)	December 31, 2009

From Investment Activities:
Operations:
Net investment income (loss)	$(71,524)	$(110,186)
Net realized gains (losses) on investments	1,550,155	(160,168)
Change in net unrealized appreciation/depreciation on investments	(3,704,459)	7,715,503

Change in net assets resulting from operations	(2,225,828)	7,445,149

Capital Transactions:
Proceeds from shares issued	7,253,116	55,293,256
Value of shares redeemed	(19,541,069)	(42,739,016)

Change in net assets resulting from capital transactions	(12,287,953)	12,554,240

Change in net assets	(14,513,781)	19,999,389
Net Assets:
Beginning of period	27,016,057	7,016,668

End of period	$12,502,276	$27,016,057

Accumulated net investment income (loss)	$(71,524)	$—

Share Transactions:
Issued	474,948	4,602,255
Redeemed	(1,332,406)	(3,569,636)

Change in shares	(857,458)	1,032,619

See accompanying notes to the financial statements.

56 :: ProFund VP Technology :: Financial Highlights

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the
	six months ended	For the	For the	For the	For the	For the
	June 30, 2010	year ended	year ended	year ended	year ended	year ended
	(unaudited)	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$15.19	$9.41	$16.91	$14.77	$14.91	$15.30

Investment Activities:
Net investment income (loss)(a)	(0.06)	(0.08)	(0.11)	(0.16)	(0.16)	(0.19)
Net realized and unrealized gains (losses) on investments	(1.55)	5.86	(7.39)	2.30	1.27	0.40

Total income (loss) from investment activities	(1.61)	5.78	(7.50)	2.14	1.11	0.21

Distributions to Shareholders From:
Net investment income	—	—	—	—	—	(0.05)
Net realized gains on investments	—	—	—	—	(1.25)	(0.55)

Total distributions	—	—	—	—	(1.25)	(0.60)

Net Asset Value, End of Period	$13.58	$15.19	$9.41	$16.91	$14.77	$14.91

Total Return	(10.60)% (b)	61.42%	(44.35)%	14.41%	8.07%	1.22%
Ratios to Average Net Assets:
Gross expenses(c)	1.75%	1.79%	1.75%	1.72%	1.78%	1.89%
Net expenses(c)	1.68%	1.67%	1.63%	1.63%	1.68%	1.89%
Net investment income (loss)(c)	(0.83)%	(0.64)%	(0.82)%	(1.01)%	(1.07)%	(1.29)%

Supplemental Data:
Net assets, end of period (000’s)	$12,502	$27,016	$7,017	$35,445	$18,517	$19,716
Portfolio turnover rate(d)	30% (b)	225%	238%	332%	254%	381%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP U.S. Government Plus :: 57

Investment Objective:   The ProFund VP U.S. Government Plus seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the daily price movement of the most recently issued 30-year U.S.Treasury Bond (“Long Bond”).

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2010

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	4%
Swap Agreements	78%
U.S. Treasury Obligations	43%

Total Exposure	125%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The ProFund VP U.S. Government Plus primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Schedule of Portfolio Investments (unaudited)

U.S. Treasury Obligations (43.3%)

	Principal
	Amount	Value

U.S. Treasury Bonds, 4.375%, 5/15/40	$37,800,000	$40,977,563

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $38,483,259)		40,977,563

Repurchase Agreements (55.3%)
Bank of America, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $10,459,000 (Collateralized by $9,843,800 of various U.S. Treasury Notes, 3.63%–3.75%, 11/15/18-8/15/19, market value $10,668,354)	10,459,000	10,459,000
Deutsche Bank, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $10,459,000 (Collateralized by $10,686,000 of various U.S. Treasury Securities, 0.28%‡–1.88%, 1/24/11–6/15/12, market value $10,669,374)	10,459,000	10,459,000
HSBC, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $10,459,000 (Collateralized by $10,685,000 of various U.S. Treasury Securities, 0.18%–1.88%, 3/9/11–6/15/12, market value $10,669,561)	10,459,000	10,459,000
UBS, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $10,459,000 (Collateralized by $9,699,000 Federal National Mortgage Association, 5.25%, 8/1/12, market value $10,668,900)	10,459,000	10,459,000
UMB, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $10,456,000 (Collateralized by $10,586,600 of various U.S. TreasuryNotes, 1.50%–2.38%, 8/31/10-10/31/10, market value $10,665,294)	10,456,000	10,456,000

TOTAL REPURCHASE AGREEMENTS
(Cost $52,292,000)		52,292,000

TOTAL INVESTMENT SECURITIES
(Cost $90,775,260)—98.6%		93,269,563
Net other assets (liabilities)—1.4%		1,310,419

NET ASSETS—100.0%		$94,579,982

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of June 30, 2010, the aggregate amount held in a segregated account was $7,320,000.

‡	Represents the effective yield or interest rate in effect at June 30,2010.

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

30-Year U.S. Treasury Bond Futures Contract expiring 9/22/10 (Underlying notional amount at value $3,444,188)	27	$100,369

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreement with Credit Suisse Capital LLC, based on the 30-Year U.S. Treasury Bond, 4.375% due 5/15/40	$73,824,656	$497,360

See accompanying notes to the financial statements.

58 :: ProFund VP U.S. Government Plus :: Financial Statements

Statement of Assets and Liabilities (unaudited) :: June 30, 2010

Assets:
Total Investment Securities, at cost	$90,775,260

Securities, at value	40,977,563
Repurchase agreements, at value	52,292,000

Total Investment Securities, at value	93,269,563
Cash	3,845
Segregated cash balances with brokers for futures contracts	77,389
Interest receivable	211,213
Unrealized gain on swap agreements	497,360
Receivable for capital shares issued	655,961
Variation margin on futures contracts	7,594
Prepaid expenses	783

Total Assets	94,723,708

Liabilities:
Payable for capital shares redeemed	17,080
Advisory fees payable	31,726
Management services fees payable	6,345
Administration fees payable	2,709
Administrative services fees payable	23,720
Distribution fees payable	20,244
Trustee fees payable	4
Transfer agency fees payable	6,940
Fund accounting fees payable	5,877
Compliance services fees payable	368
Other accrued expenses	28,713

Total Liabilities	143,726

Net Assets	$94,579,982

Net Assets consist of:
Capital	$108,726,593
Accumulated net investment income (loss)	86,532
Accumulated net realized gains (losses) on investments	(17,325,175)
Net unrealized appreciation (depreciation) on investments	3,092,032

Net Assets	$94,579,982

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	4,454,370

Net Asset Value (offering and redemption price per share)	$21.23

Statement of Operations (unaudited) :: For the six months ended June 30, 2010

Investment Income:
Interest	$587,516

Expenses:
Advisory fees	142,306
Management services fees	28,461
Administration fees	10,458
Transfer agency fees	15,548
Administrative services fees	91,319
Distribution fees	71,153
Custody fees	3,013
Fund accounting fees	20,922
Trustee fees	285
Compliance services fees	288
Other fees	33,567

Total Gross Expenses before reductions	417,320
Less Expenses reduced by the Advisor	(24,557)

Total Net Expenses	392,763

Net Investment Income (Loss)	194,753

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	481,528
Net realized gains (losses) on futures contracts	187,600
Net realized gains (losses) on swap agreements	4,127,151
Change in net unrealized appreciation/depreciation on investments	3,482,707

Net Realized and Unrealized Gains (Losses) on Investments	8,278,986

Change in Net Assets Resulting from Operations	$8,473,739

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP U.S. Government Plus :: 59

Statements of Changes in Net Assets

	For the
	six months ended	For the
	June 30, 2010	year ended
	(unaudited)	December 31, 2009

From Investment Activities:
Operations:
Net investment income (loss)	$194,753	$(103,257)
Net realized gains (losses) on investments	4,796,279	(21,449,915)
Change in net unrealized appreciation/depreciation on investments	3,482,707	(11,724,436)

Change in net assets resulting from operations	8,473,739	(33,277,608)

Distributions to Shareholders From:
Net investment income	(108,221)	—
Return of capital	—	(30,119)
Net realized gains on investments	—	(24,247,436)

Change in net assets resulting from distributions	(108,221)	(24,277,555)

Capital Transactions:
Proceeds from shares issued	161,248,681	232,544,751
Dividends reinvested	108,221	24,277,555
Value of shares redeemed	(117,524,643)	(282,368,668)

Change in net assets resulting from capital transactions	43,832,259	(25,546,362)

Change in net assets	52,197,777	(83,101,525)
Net Assets:
Beginning of period	42,382,205	125,483,730

End of period	$94,579,982	$42,382,205

Accumulated net investment income (loss)	$86,532	$—

Share Transactions:
Issued	8,499,057	9,053,640
Reinvested	5,279	1,257,781
Redeemed	(6,420,054)	(10,596,545)

Change in shares	2,084,282	(285,124)

See accompanying notes to the financial statements.

60 :: ProFund VP U.S. Government Plus :: Financial Highlights

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the
	six months ended		For the	For the	For the	For the	For the
	June 30, 2010		year ended	year ended	year ended	year ended	year ended
	(unaudited)		Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$17.88		$47.26	$32.10	$30.20	$32.75	$30.74

Investment Activities:
Net investment income (loss)(a)	0.06		(0.05)	0.58	1.06	1.04	0.75
Net realized and unrealized gains (losses) on investments	3.33		(14.27)	15.15	1.91	(2.55)	2.01

Total income (loss) from investment activities	3.39		(14.32)	15.73	2.97	(1.51)	2.76

Distributions to Shareholders From:
Net investment income	(0.04)		—	(0.57)	(1.07)	(1.04)	(0.75)
Return of capital	—		(0.01)	—	—	—	—
Net realized gains on investments	—		(15.05)	—	—	—	—

Total distributions	(0.04)		(15.06)	(0.57)	(1.07)	(1.04)	(0.75)

Net Asset Value, End of Period	$21.23		$17.88	$47.26	$32.10	$30.20	$32.75

Total Return	18.95%	(b)	(32.62)%	49.73%	10.12%	(4.52)%	9.01%

Ratios to Average Net Assets:
Gross expenses(c)	1.47%		1.53%	1.45%	1.43%	1.42%	1.59%
Net expenses(c)	1.38%		1.36%	1.33%	1.33%	1.38%	1.59%
Net investment income (loss)(c)	0.68%		(0.16)%	1.71%	3.55%	3.45%	2.32%

Supplemental Data:
Net assets, end of period (000’s)	$94,580		$42,382	$125,484	$94,705	$33,259	$91,463
Portfolio turnover rate(d)	347%	(b)	808%	464%	474%	1,308%	1,660%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Rising Rates Opportunity :: 61

Investment Objective:   The ProFund VP Rising Rates Opportunity seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the inverse (opposite) of the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”)

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2010

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(2)%
Swap Agreements	(125)%
Options	NM

Total Exposure	(127)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.NMNot meaningful, amount is less than 0.5%.

Holdings

The ProFund VP Rising Rates Opportunity primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements (103.5%)
	Principal
	Amount	Value

Bank of America, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $10,345,000 (Collateralized by $9,737,200 of various U.S. Treasury Notes, 3.63%–3.75%, 11/15/18-8/15/19, market value $10,552,032)	$10,345,000	$10,345,000
Deutsche Bank, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $10,345,000 (Collateralized by $10,570,000 Federal National Mortgage Association, 0.28%‡, 1/24/11, market value $10,553,446)	10,345,000	10,345,000
HSBC, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $10,345,000 (Collateralized by $10,569,000 of various Federal Home Loan Mortgage Corp. Securities, 0.18%–1.00%, 3/9/11–1/25/12, market value $10,553,813)	10,345,000	10,345,000
UBS, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $10,345,000 (Collateralized by $9,594,000 Federal National Mortgage Association, 5.25%, 8/1/12, market value $10,553,400)	10,345,000	10,345,000
UMB, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $10,343,000 (Collateralized by $10,476,400 of various U.S. Treasury Notes, 0.88%–2.38%, 8/31/10-12/31/10, market value $10,550,005)	10,343,000	10,343,000

TOTAL REPURCHASE AGREEMENTS
(Cost $51,723,000)		51,723,000

Options Purchased(NM)
	Contracts	Value

U.S. Treasury Bond Call Option exercise @ 190, expiring 11/26/10	150	$1,819

TOTAL OPTIONS PURCHASED
(Cost $2,662)		1,819

TOTAL INVESTMENT SECURITIES
(Cost $51,725,662)—103.5%		51,724,819
Net other assets (liabilities)—(3.5)%		(1,740,967)

NET ASSETS—100.0%		$49,983,852

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of June 30, 2010, the aggregate amount held in a segregated account was $7,500,000.

‡	Represents the effective yield or interest rate in effect at June 30, 2010.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
		Unrealized
		Appreciation
	Contracts	(Depreciation)

30-Year U.S. Treasury Bond Futures Contract expiring 9/22/10 (Underlying notional amount at value $1,148,063)	9	$(23,484)

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreement with Credit Suisse Capital LLC, based on the 30-Year U.S. Treasury Bond, 4.375% due 5/15/40	$(62,333,594)	$(1,637,747)

See accompanying notes to the financial statements.

62 :: ProFund VP Rising Rates Opportunity :: Financial Statements

Statement of Assets and Liabilities (unaudited) :: June 30, 2010

Assets:
Total Investment Securities, at cost	$51,725,662

Securities, at value	1,819
Repurchase agreements, at value	51,723,000

Total Investment Securities, at value	51,724,819
Segregated cash balances with brokers for futures contracts	24,378
Receivable for capital shares issued	183,546
Prepaid expenses	786

Total Assets	51,933,529

Liabilities:
Cash overdraft	443
Payable for capital shares redeemed	178,973
Unrealized loss on swap agreements	1,637,747
Variation margin on futures contracts	2,531
Advisory fees payable	29,090
Management services fees payable	3,877
Administration fees payable	1,744
Administrative services fees payable	20,652
Distribution fees payable	20,233
Trustee fees payable	2
Transfer agency fees payable	5,949
Fund accounting fees payable	3,784
Compliance services fees payable	309
Other accrued expenses	44,343

Total Liabilities	1,949,677

Net Assets	$49,983,852

Net Assets consist of:
Capital	$127,016,439
Accumulated net investment income (loss)	(491,822)
Accumulated net realized gains (losses) on investments	(74,878,691)
Net unrealized appreciation (depreciation) on investments	(1,662,074)

Net Assets	$49,983,852

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	4,316,172

Net Asset Value (offering and redemption price per share)	$11.58

Statement of Operations (unaudited) :: For the six months ended June 30, 2010

Investment Income:
Interest	$29,320

Expenses:
Advisory fees	232,653
Management services fees	31,020
Administration fees	12,308
Transfer agency fees	17,865
Administrative services fees	92,535
Distribution fees	77,551
Custody fees	3,562
Fund accounting fees	23,960
Trustee fees	375
Compliance services fees	285
Other fees	37,657

Total Gross Expenses before reductions	529,771
Less Expenses reduced by the Advisor	(8,629)

Total Net Expenses	521,142

Net Investment Income (Loss)	(491,822)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(17,353)
Net realized gains (losses) on futures contracts	(646,554)
Net realized gains (losses) on swap agreements	(10,286,550)
Change in net unrealized appreciation/depreciation on investments	(1,235,875)

Net Realized and Unrealized Gains (Losses) on Investments	(12,186,332)

Change in Net Assets Resulting from Operations	$(12,678,154)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Rising Rates Opportunity :: 63

Statements of Changes in Net Assets

	For the
	six months ended	For the
	June 30, 2010	year ended
	(unaudited)	December 31, 2009

From Investment Activities:
Operations:
Net investment income (loss)	$(491,822)	$(842,720)
Net realized gains (losses) on investments	(10,950,457)	14,123,895
Change in net unrealized appreciation/depreciation on investments	(1,235,875)	(1,019,323)

Change in net assets resulting from operations	(12,678,154)	12,261,852

Distributions to Shareholders From:
Net investment income	—	(291,473)

Change in net assets resulting from distributions	—	(291,473)

Capital Transactions:
Proceeds from shares issued	94,249,326	197,711,133
Dividends reinvested	—	291,473
Value of shares redeemed	(87,397,068)	(190,752,996)

Change in net assets resulting from capital transactions	6,852,258	7,249,610

Change in net assets	(5,825,896)	19,219,989
Net Assets:
Beginning of period	55,809,748	36,589,759

End of period	$49,983,852	$55,809,748

Accumulated net investment income (loss)	$(491,822)	$—

Share Transactions:
Issued	6,858,471	14,725,896
Reinvested	—	21,591
Redeemed	(6,448,107)	(14,208,014)

Change in shares	410,364	539,473

See accompanying notes to the financial statements.

64 :: ProFund VP Rising Rates Opportunity :: Financial Highlights

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the
	six months ended	For the	For the	For the	For the	For the
	June 30, 2010	year ended	year ended	year ended	year ended	year ended
	(unaudited)	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$14.29	$10.87	$18.53	$20.70	$19.13	$20.78

Investment Activities:
Net investment income (loss)(a)	(0.11)	(0.21)	0.08	0.72	0.70	0.27
Net realized and unrealized gains (losses) on investments	(2.60)	3.70	(6.82)	(1.72)	1.26	(1.92)

Total income (loss) from investment activities	(2.71)	3.49	(6.74)	(1.00)	1.96	(1.65)

Distributions to Shareholders From:
Net investment income	—	(0.07)	(0.92)	(1.17)	(0.39)	—

Net Asset Value, End of Period	$11.58	$14.29	$10.87	$18.53	$20.70	$19.13

Total Return	(18.96)% (b)	32.18%	(37.97)%	(5.20)%	10.15%	(7.89)%

Ratios to Average Net Assets:
Gross expenses(c)	1.71%	1.73%	1.68%	1.63%	1.64%	1.73%
Net expenses(c)	1.68%	1.66%	1.63%	1.58%	1.61%	1.73%
Net investment income (loss)(c)	(1.59)%	(1.57)%	0.44%	3.47%	3.31%	1.36%

Supplemental Data:
Net assets, end of period (000’s)	$49,984	$55,810	$36,590	$75,041	$130,894	$139,379
Portfolio turnover rate(d)	—	—	—	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

66 :: Notes to Financial Statements :: June 30, 2010 (unaudited)

1.	Organization

ProFunds (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the following portfolios of the Trust: ProFund VP Large-Cap Value, ProFund VP Large-Cap Growth, ProFund VP Small-Cap Value, ProFund VP Small-Cap Growth, ProFund VP Asia 30, ProFund VP Europe 30, ProFund VP Financials, ProFund VP Health Care, ProFund VP Technology, ProFund VP U.S. Government Plus and ProFund VP Rising Rates Opportunity (collectively, the “ProFunds VP” and individually, a “ProFund VP”). Each ProFund VP is a “non-diversified” series of the Trust pursuant to the 1940 Act. Each ProFund VP offers one class of shares.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFunds’VP maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds VP. However, based on experience, the ProFunds VP expect any risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates. Management has evaluated events and transactions through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements.

Investment Valuation

The ProFunds VP record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security prices are generally provided by an independent pricing service. The securities in the portfolio of a ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees.

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less may be valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any is amortized or accreted, respectively, on a constant basis to the maturity of the security.

For ProFunds VP, derivatives (e.g., futures contracts, options, swap agreements and forward currency contracts) are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust’s Board of Trustees. Futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund VP is determined. If there was no sale on that day, and for non-exchange traded derivatives, fair valuation procedures as described below may be applied.

When ProFund Advisors LLC (the “Advisor”) determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. While the Trust’s policy is intended to result in a calculation of a ProFund VP’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund VP could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a ProFund VP may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

June 30, 2010 (unaudited) :: Notes to Financial Statements :: 67

The valuation techniques described above maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the ProFunds’VP broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the ProFunds’ VP own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements maturing in sixty days or less are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

At June 30, 2010, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

A summary of the valuations as of June 30, 2010, based upon the three levels defined above, is included in the table below while the breakdown, by category, of equity securities is disclosed on the Schedule of Portfolio Investments for each ProFund VP:

	LEVEL 2 - Other Significant
	LEVEL 1 - Quoted Prices		Observable Inputs		Total

	Investment	Other Financial	Investment	Other Financial	Investment	Other Financial
	Securities	Instruments^	Securities	Instruments^	Securities	Instruments^

ProFund VP Large-Cap Value
Common Stocks	$25,305,340	$–	$–	$–	$25,305,340	$–

Total	$25,305,340	$–	$–	$–	$25,305,340	$–

ProFund VP Large-Cap Growth
Common Stocks	$21,562,895	$–	$–	$–	$21,562,895	$–

Total	$21,562,895	$–	$–	$–	$21,562,895	$–

ProFund VP Small-Cap Value
Common Stocks	$21,686,740	$–	$	$–	$21,686,740	$–
Rights/Warrants	–	–	474	–	474	–

Total	$21,687,740	$–	$474	$–	$21,687,214	–

ProFund VP Small-Cap Growth
Common Stocks	$22,588,456	$–	$–	–	$22,588,456	$–

Total	$22,588,456	$–	$–	–	$22,588,456	$–

ProFund VP Asia 30
Common Stocks	$62,129,312	$–	$–		$62,129,312	$–
Repurchase Agreements	–	–	411,000	–	411,000	–

Total	$62,129,312	$–	$411,000	$–	$62,540,312	–

ProFund VP Europe 30
Common Stocks	$26,448,429	$–	$–	–	$26,448,429	$–
Repurchase Agreements	–	–	254,000	–	254,000	–
Futures Contracts	–	(41,648)	–	–	–	(41,648)

Total	$26,448,429	$(41,648)	$254,000	$–	$26,702,429	(41,648)

ProFund VP Financials
Common Stocks	$27,297,658	$–	$–	–	$27,297,658	$–

Total	$27,297,658	$–	$–	–	$27,297,658	$–

ProFund VP Health Care
Common Stocks	$20,291,396	$–	$–	–	$20,291,396	$–

Total	$20,291,396	$–	$–	–	$20,291,396	$–

68 :: Notes to Financial Statements :: June 30, 2010 (unaudited)

	LEVEL 2 - Other Significant
	LEVEL 1 - Quoted Prices		Observable Inputs		Total

	Investment	Other Financial	Investment	Other Financial	Investment	Other Financial
	Securities	Instruments^	Securities	Instruments^	Securities	Instruments^

ProFund VP Technology
Common Stocks	$12,127,021	$–	$–	$–	$12,127,021	$–

Total	$12,127,021	$–	$–	$–	$12,127,021	$–

ProFund VP U.S. Government Plus
U.S. Treasury Obligations	$40,977,563	$–	$–	$–	$40,977,563	$–
Repurchase Agreements	–	–	52,292,000	–	52,292,000	–
Futures Contracts	–	100,369	–	–	–	100,369
Swap Agreements	–	–	–	497,360	–	497,360

Total	$40,977,563	$100,369	$52,292,000	$497,360	$93,269,563	$597,729

ProFund VP Rising Rates Opportunity
Repurchase Agreements	$–	$–	$51,723,000	$–	$51,723,000	$–
Options Purchased	–	–	1,819	–	1,819	–
Futures Contracts	–	(23,484)	–	–	–	(23,484)
Swap Agreements	–	–	–	(1,637,747)	–	(1,637,747)

Total	$–	$(23,484)	$51,724,819	$(1,637,747)	$51,724,819	$(1,661,231)

^
Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

The Trust recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1, 2 or 3 as of June 30, 2010 from the valuation input levels used on March 31, 2010.

Repurchase Agreements

The ProFunds VP will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions. The creditworthiness of each of the firms that is a party to a repurchase agreement with the ProFunds VP is monitored by the Advisor. Repurchase agreements are subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon future price and date, normally one day or a few days later. The repurchase price is greater than the price paid by the ProFund VP, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying collateral securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

In addition, the value of the collateral underlying the repurchase agreement is monitored to ensure that the collateral is at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. Funds within the Trust and Access One Trust invest in repurchase agreements jointly, therefore, each ProFund VP holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each ProFund VP. The collateral underlying the repurchase agreement is held by the ProFund VP’s custodian. In the event of a default or bankruptcy by a selling financial institution, the ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent the proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss. A ProFund VP also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund VP expected to receive under the repurchase agreement.

Real Estate Investment Trusts

The ProFunds VP, other than ProFund VP U.S. Government Plus and ProFund VP Rising Rates Opportunity, may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. Certain distributions received from REITS during the year are recorded as realized gains or return of capital when such information becomes known.

Short Sales

The ProFunds VP may engage in short sales. When a ProFund VP engages in a short sale, the ProFund VP records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The ProFund VP may also incur dividend expense if a security that has been sold short declares a dividend and is shown as an expense in the Statement of Operations and included in the expense ratio, as applicable. To borrow the security, a ProFund VP also may be required to pay a premium, which would increase the cost of the security sold. The ProFund VP is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received. The ProFunds VP will segregate cash or liquid instruments with the custodian or designate collateral for such securities sold short.

June 30, 2010 (unaudited) :: Notes to Financial Statements :: 69

Short sales involve elements of market risk and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. This risk is potentially unlimited, as a ProFund VP that sells a security short without hedging will be exposed to any market value increase in the security sold short. As of June 30, 2010, there were no short sale transactions.

When-Issued Securities

Each ProFund VP may purchase securities on a when-issued basis. These securities are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time a ProFund VP makes the commitment to purchase securities on a when-issued basis, the ProFund VP will record the transaction and thereafter reflect the value of the securities, each day, in determining the ProFund VP’s net asset value. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Trust will segregate cash or liquid instruments with the custodian or designate collateral for such when-issued securities on the ProFund VP’s records. As of June 30, 2010, the ProFunds VP did not hold any when-issued securities.

Foreign Currency Transactions

Each ProFund VP, other than ProFund VP U.S. Government Plus and ProFunds VP Rising Rates Opportunity, may invest directly in foreign currencies or hold financial instruments that provide exposure to foreign currencies or may invest in securities that trade in, or receive revenues in, foreign currencies. The accounting records of the ProFunds VP are maintained in U.S. dollars. Financial instruments and other assets and liabilities of a ProFund VP denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The ProFunds VP do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates.

Derivative Instruments

In seeking to achieve each ProFund VP’s investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative instruments such as futures contracts, options, forward currency contracts and swap agreements, that a ProFund VP should hold to approximate the inverse, multiple, or multiple inverse performance of its daily benchmark, as appropriate, based upon each ProFund VP’s investment objective. Derivative instruments held during the six months ended June 30, 2010 gained exposure to each ProFund VP’s benchmark (e.g., index, etc.) to meet its investment objective.

All open derivative positions at period end are reflected on each respective ProFund VP’s Schedule of Portfolio Investments, and the notional amount (contract value for forward currency contracts) of these open positions relative to each ProFund VP’s net assets is generally representative of the notional amount/contract value of open positions to net assets throughout the reporting period for each respective ProFund VP. The volume associated with derivative positions varies on a daily basis as each ProFund VP transacts derivative contracts in order to achieve the appropriate exposure, as expressed in notional amount/contract value, in comparison to net assets consistent with each ProFund VP’s investment objective. The following is a description of the derivative instruments utilized by the ProFunds VP, including the primary underlying risk exposures related to each instrument type.

Futures Contracts and Related Options

The ProFunds VP may purchase or sell stock index futures contracts or bond futures contracts and options. The ProFunds VP use futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A stock index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered. A bond futures contact, if held to expiration, generally obligates the seller to deliver (and the purchaser to accept) one of the specified underlying reference bonds. The ProFunds VP generally choose to engage in closing or offsetting transactions before final settlement. When a ProFund VP purchases a put or call option on a futures contract, the ProFund VP pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, a ProFund VP receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund VP the underlying futures contract for a specified price upon exercise at any time during the option period.

70 :: Notes to Financial Statements :: June 30, 2010 (unaudited)

Upon entering into a contract, the ProFund VP is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statement of Assets and Liabilities as segregated cash balances with brokers for futures contracts, if applicable, and is restricted as to its use. Pursuant to the contract, the ProFund VP agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund VP as unrealized gains or losses. The ProFund VP will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock index futures contracts, interest rate risk related to bond futures contracts and foreign currency risk related to the foreign currency denominated futures contracts) and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund VP has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract. With futures contracts, there is minimal counterparty risk to the ProFunds VP since futures contracts are exchange-traded and the exchange’s clearinghouse, as a counterparty to all exchange-traded future contracts, guarantees the futures contracts against default.

Options

The ProFunds VP may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions, or create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index, and therefore options on stock indexes involve elements of equity price risk. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash. All options contracts held as of June 30, 2010 are exchange traded.

Put and call options purchased are accounted for in the same manner as portfolio securities. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund VP will realize a gain or loss upon the expiration or closing of the option transaction.

Options are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index or foreign currencies selected, as applicable, the possibility of an illiquid market for the option or the inability of counterparties to perform. The ProFunds VP did not write options during the period.

Swap Agreements

The ProFunds VP may enter into swap agreements, primarily equity index or bond swap agreements based on the applicable benchmark of each ProFund VP. The ProFunds VP use swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. The value of swap agreements are equal to the ProFund VP’s obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements.

Equity index and bond swap agreements are bilateral agreements where one party (payer) agrees to pay the other (receiver) the return on an index or a specified asset in exchange for a fixed or floating rate of return. The swap agreement allows the receiver or payer to derive the economic benefit of owning or having short exposure to, as applicable, an asset without owning or shorting the underlying asset, as applicable. The receiver is entitled to the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. In return, the payer is entitled to an amount equal to a fixed or floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments, less any dividends or interest. The amounts to which each party is entitled are normally netted out against each other, resulting in a single amount that is either due to or from each party.

June 30, 2010 (unaudited) :: Notes to Financial Statements :: 71

Swap agreements do not involve the delivery of securities or other underlying instruments. The net amount, whether positive or negative, of a ProFund VP’s obligations over its entitlements with respect to each swap agreement is accrued on a daily basis and, in the case that a ProFund VP has a net obligation, an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess, is maintained in a segregated account by the ProFund VP’s custodian. When a ProFund VP is a return receiver, the net amount of the gain or loss on the notional amount plus dividends or interest associated with the reference asset less the interest owed on the notional amount are recorded as “unrealized gain or loss on swap agreements” until the swap agreement is settled in cash. When the ProFund VP is a payer of the return, the ProFund VP pays the return of the index or specified assets plus related dividends or interest and receives interest on the notional amount outstanding. These amounts are netted to determine the value of the swap agreement. When cash is exchanged, which is generally no later than monthly, the net gain or loss realized is recorded as “realized gains or losses on swap agreements”.

The Trust, on behalf of a ProFund VP, may enter into agreements with certain counterparties for derivative transactions. These agreements contain various conditions, events of default, termination events, covenants and representations. The triggering of certain events or the default on certain terms of the agreement could allow a party to terminate a transaction under the agreement and request immediate payment in an amount equal to the net positions owed the party under the agreement. This could cause a ProFund VP to have to enter into a new transaction with the same counterparty, enter into a transaction with a different counterparty or seek to achieve its investment objective through any number of different investments or investment techniques.

Swap agreements involve, to varying degrees, elements of market risk (generally equity price risk related to equity index swap agreements and interest rate risk related to bond swap agreements) and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. The notional amounts, which are disclosed as of period end in the swap tables included in the Schedule of Portfolio Investments, reflect the extent of the total investment exposure each ProFund VP has under the swap agreement which may exceed the net asset value of the ProFund VP. The primary risks associated with the use of swap agreements are imperfect correlation between the price of financial instruments and movements in the prices of the underlying investments and the inability of counterparties to perform. A ProFund VP bears the counterparty risk, i.e. risk of loss of the net amount, if any, expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The unrealized gain (loss) as of the period end is disclosed in the swap tables included in the Schedule of Portfolio Investments. A ProFund VP will enter into swap agreements only with large, established and well capitalized financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. The ProFund VP may use various techniques to minimize credit risk including early termination and payment, using different counterparties and limiting the net amount due from any individual counterparty. All of the outstanding swap agreements at June 30, 2010 contractually terminate within one month but may be terminated without penalty by either party daily. Upon termination, the ProFund VP is entitled to pay or receive the “unrealized gain or loss” amount.

The ProFund VP collateralizes swap agreements with cash and certain securities as indicated on the Statement of Assets and Liabilities and the Schedule of Portfolio Investments of the ProFund VP, respectively. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian to protect the counterparty against non-payment by the ProFund VP. In the event of a default by the counterparty, the ProFund VP will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. The ProFund VP remains subject to credit risk with respect to the amount it expects to receive from counterparties, as those amounts are not similarly collateralized by the counterparty. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances.

Summary of Derivative Instruments

Fair Values of Derivative Instruments on the ProFunds’VP Statement of Assets and Liabilities as of June 30, 2010:

	Assets			Liabilities

		Variation	Unrealized	Variation	Unrealized
		margin on	gain	margin on	loss
	Securities,	futures	on swap	futures	on swap
Fund	at value*	contracts	agreements	contracts	agreements

Equity Risk Exposure:
ProFund VP Europe 30	$–	$–	$–	$41,648	$–
Interest Rate Risk Exposure:
ProFund VP U.S. Government Plus	–	100,369	497,360	–	–
ProFund VP Rising Rates Opportunity	1,819	–	–	23,484	1,637,747

*	For options purchased.

72 :: Notes to Financial Statements :: June 30, 2010 (unaudited)

The Effect of Derivative Instruments on the ProFunds’ VP Statement of Operations for the period ended June 30, 2010:

Net Change in Unrealized Appreciation
	Realized Gain (Loss) on Derivatives			(Depreciation) on Derivatives
	Recognized as a Result from Operations			Recognized as a Result from Operations

	Net	Net	Net
	realized	realized	realized	Change in
	gain (loss)	gain (loss)	gain (loss)	Net Unrealized
	on	on futures	on swap	Appreciation/Depreciation
Fund	investments*	contracts	agreements	on Investments

Equity Risk Exposure:
ProFund VP Europe 30	$–	$16,335	$–	$(53,976)
Interest Rate Risk Exposure:
ProFund VP U.S. Government Plus	–	187,600	4,127,151	1,018,272
ProFund VP Rising Rates Opportunity	(2,692)	(646,554)	(10,286,550)	(1,235,825)

*	For options purchased.

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

Expenses directly attributable to a ProFund VP are charged to the ProFund VP, while expenses which are attributable to funds in the Trust, or jointly with an affiliate, are allocated among the respective funds in the Trust and/or affiliate based upon relative net assets or another reasonable basis.

Distributions to Shareholders

Each of the ProFunds VP (except U.S. Government Plus) intends to declare and distribute net investment income at least annually. ProFund VP U.S. Government Plus declares dividends from net investment income daily and pay dividends on a monthly basis. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, distribution reclassification, equalization, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require a reclassification. The ProFunds VP may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

Federal Income Taxes

Each of the ProFunds VP intends to continue to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds VP intend to make timely distributions in order to avoid tax liability. The ProFunds VP have a tax year end of December 31st.

Management of the ProFunds VP has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Other

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as “Fees paid indirectly.”

June 30, 2010 (unaudited) :: Notes to Financial Statements :: 73

3.	Fees and Transactions with Affiliates

The ProFunds VP have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds VP (except ProFund VP U.S. Government Plus) each pay the Advisor a fee at an annualized rate of 0.75%, of the average daily net assets of each respective ProFund VP. The ProFund VP U.S. Government Plus pays the Advisor a fee at an annualized rate of 0.50% of its average daily net assets.

In addition, subject to the condition that the aggregate daily net assets of the Trust and Access One Trust be equal to or greater than $10 billion, the Advisor has agreed to the following fee reductions with respect to each individual Fund: 0.025% of the ProFund’s VP daily net asset value from $500 million to $1 billion, 0.05% of the ProFund’s VP daily net asset value from $1 billion to $2 billion, and 0.075% of such assets in excess of $2 billion.

Citi Fund Services Ohio, Inc. (“Citi”), a wholly owned subsidiary of Citi Fund Services, Inc., acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust pays Citi an annual fee based on the Trust’s and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05% and a base fee for certain filings. Administration fees include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust’s compliance program. Citi also acts as transfer agent and fund accounting agent for the ProFunds VP for which it receives additional fees. As transfer agent for the ProFunds VP, Citi receives a base fee, service charges, fees based on the number of VP funds and reimbursement of certain expenses. As fund accounting agent for the ProFunds VP, Citi receives an annual fee based on the Trust’s and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.00375% to 0.10%, a base fee and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of the Advisor, serves as the Trust’s distributor.

Under a Distribution and Shareholder Services Plan (the “Plan”), adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund VP may pay financial intermediaries such as broker-dealers, insurance companies and ProFunds Distributors, Inc. up to 0.25%, on an annualized basis, of its average daily net assets as compensation for distribution-related activities and/or shareholder services.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds VP. For these services, each ProFund VP pays the Advisor a fee at the annual rate of 0.10% of its average daily net assets.

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust’s Chief Compliance Officer, such Officers and Trustee receive no compensation from the Trust for serving in their respective roles. The Trust, together with the Access One and affiliated Trusts, will pay each Independent Trustee compensation for his services as Trustee at the annual rate of $133,500. Independent Trustees will also receive $6,375 for attending each regular quarterly in-person meeting, $3,000 for attending each special in-person meeting and $3,000 for attending each telephonic meeting. Each of the two Independent Trustees were compensated $85,500 ($171,000 total) in meeting and retainer fees, plus the reimbursement for certain expenses incurred, in aggregate from the Trust, Access One and affiliated Trusts for the period ended June 30, 2010. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the ProFunds VP reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as “Compliance services fees.”

The Trust, on behalf of the ProFunds VP, has entered into an administrative services agreement with certain insurance companies, pursuant to which the insurance companies will provide administrative services with respect to the ProFunds VP. For these services, the ProFunds VP may pay the insurance companies administrative services fees at an annual rate of up to 0.35% of their average daily net assets as reflected on the Statement of Operations as “Administrative services fees.”

For the period May 1, 2009 through April 30, 2010, the Advisor had contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP in order to limit the annual operating expenses to an annualized rate of 1.68% of the average daily net assets of each ProFund VP (except ProFund VP U.S. Government Plus). ProFund VP U.S. Government Plus’ operating expenses were limited to an annualized rate of 1.38% of its average daily net assets.

Effective May 1, 2010, the Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP for the period from May 1, 2010 through April 30, 2011 in order to limit the annual operating expenses to an annualized rate of 1.68% of the average daily net assets of each ProFund VP (except ProFund VP U.S. Government Plus). ProFund VP U.S. Government Plus’ operating expenses are limited to an annualized rate of 1.38% of its average daily net assets.

74 :: Notes to Financial Statements :: June 30, 2010 (unaudited)

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the expense limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund VP to exceed the expense limit for the applicable period. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reduced by the Advisor.” As of June 30, 2010, the recoupments that may potentially be made by the ProFunds VP are as follows:

	Expires	Expires	Expires	Expires
	04/30/11	04/30/12	04/30/13	04/30/14	Total

ProFund VP Large-Cap Value	$44,503	$97,951	$57,440	$13,148	$213,041
ProFund VP Large-Cap Growth	14,945	93,898	54,019	10,455	173,317
ProFund VP Small-Cap Value	64,946	82,762	67,168	18,614	233,490
ProFund VP Small-Cap Growth	26,807	79,401	71,321	11,588	189,117
ProFund VP Asia 30	–	106,690	51,307	17,466	175,464
ProFund VP Europe 30	–	36,510	55,765	3,745	96,020
ProFund VP Financials	35,692	55,521	42,736	7,657	141,606
ProFund VP Health Care	21,944	51,152	18,123	3,686	94,905
ProFund VP Technology	10,184	18,478	20,720	1,171	50,553
ProFund VP U.S. Government Plus	36,984	173,433	46,914	3,466	260,797
ProFund VP Rising Rates Opportunity	–	36,185	28,641	4,111	68,936

4.	Securities Transactions
The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the period ended June 30, 2010 were as follows:

	Purchases	Sales

ProFund VP Large-Cap Value	$63,370,169	$65,933,007
ProFund VP Large-Cap Growth	27,255,190	47,280,654
ProFund VP Small-Cap Value	71,119,675	69,357,016
ProFund VP Small-Cap Growth	40,098,661	56,982,110
ProFund VP Asia 30	25,122,792	71,648,285
ProFund VP Europe 30	14,957,963	41,576,116
PProFund VP Financials	22,537,562	20,350,674
ProFund VP Health Care	7,305,510	13,356,566
ProFund VP Technology	5,084,368	17,010,996

The cost of U.S. government security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the period ended June 30, 2010 were as follows:

	Purchases	Sales

ProFund VP U.S. Government Plus	$107,966,208	$99,714,398

5.	Investment Risks

Concentration Risk

Concentration risk results from maintaining exposure to a limited number of issuers, industries, market sectors, countries or geographical regions. The risk of concentrating investments is that a ProFund VP will be more susceptible to risks associated with that concentration than a ProFund VP that is more diversified. With respect to the Sector ProFunds VP, a ProFund VP may have significant exposure to an individual company that constitutes a significant portion of that ProFund VP’s benchmark index. Such a ProFund VP will be more susceptible to the risks associated with that specific company, which may be different from the risks generally associated with the companies contained in the index. Each ProFund VP may concentrate its investments in a particular industry or group of industries to approximately the same extent as the index or security underlying its benchmark and in accordance with its investment objective to the extent permitted by applicable regulatory guidance. Additionally, certain ProFunds VP that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds VP may be more volatile than a more geographically diversified ProFund VP. The Schedules of Portfolio Investments include information on each ProFund VP’s holdings, including industry and/or geographical composition, as relevant.

June 30, 2010 (unaudited) :: Notes to Financial Statements :: 75

Correlation Risk

A number of factors may affect a ProFund VP’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a ProFund VP will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a ProFund VP from achieving its investment objective. A number of factors may adversely affect a ProFund VP’s correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of leveraged investment techniques, income items and accounting standards. A ProFund VP may not have investment exposure to all securities in its underlying benchmark index, or its weighting of investment exposure to such stocks or industries may be different from that of the index. In addition, a ProFund VP may invest in securities or financial instruments not included in the index underlying its benchmark. A ProFund VP may be subject to large movements of assets into and out of the ProFund VP, potentially resulting in the ProFund VP being over- or under-exposed to its benchmark. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the ProFunds’ VP ability to meet their daily investment objective on that day. Each ProFund VP seeks to rebalance its portfolio daily to keep leverage consistent with each ProFund VP’s daily investment objective.

Certain ProFunds VP are “leveraged” funds in the sense that they have investment objectives to match a multiple of the performance of an index on a given day. These ProFunds VP are subject to all of the correlation risks described above. In addition, there is a special form of correlation risk that derives from these ProFunds’ VP use of leverage, which is that for periods greater than one day, the use of leverage tends to cause the performance of a ProFund VP to be either greater than or less than the index performance times the stated multiple in the fund objective, before accounting for fees and fund expenses. In general, given a particular index return, increased volatility of the index will cause a decrease in the performance relative to the index performance times the stated fund multiple.

Counterparty Risk

The ProFunds VP will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the ProFunds VP. The ProFunds VP structure the agreements such that either party can terminate the contract without penalty prior to the termination date. A ProFund VP may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances. The ProFunds VP typically enter into transactions with counterparties whose credit rating is investment grade, as determined by a nationally recognized statistical rating organization.

Leverage Risk

Leverage offers a means of magnifying market movements into larger changes in an investment’s value and provides greater investment exposure than an unleveraged investment. Swap agreements, borrowing, futures contracts, forward contracts, options and short sales, all may be used to create leverage. While only certain ProFunds VP employ leverage to the extent that the ProFunds’VP exposure to the markets exceed the net assets of the ProFund VP, all of the ProFunds VP may use leveraged investment techniques to achieve their investment objectives.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund VP invests, the ProFunds VP might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Advisor. This may prevent a ProFund VP from limiting losses, realizing gains or from achieving a high correlation or inverse correlation with its underlying benchmark.

Please refer to the Prospectus and the Statement of Additional Information for additional description of the risks associated with the ProFunds VP, including graphs which illustrate the impact of leverage and index volatility on Fund performance.

76 :: Notes to Financial Statements :: June 30, 2010 (unaudited)

6.	Federal Income Tax Information

As of the latest tax year end of December 31, 2009, the following ProFunds VP had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

	Expires	Expires	Expires	Expires	Expires	Expires	Expires
	12/31/11	12/31/12	12/31/13	12/31/14	12/31/15	12/31/16	12/31/17	Total

ProFund VP Large-Cap Value	$–	$–	$–	$–	$–	$4,655,898	$3,158,651	$7,814,549
ProFund VP Large-Cap Growth	–	–	–	–	–	9,201,903	502,193	9,704,096
ProFund VP Small-Cap Value	–	–	–	–	–	8,197,734	3,907,712	12,105,446
ProFund VP Small-Cap Growth	–	–	–	–	–	–	2,173,042	2,173,042
ProFund VP Asia 30	–	–	–	–	–	–	660,774	660,774
ProFund VP Europe 30	–	–	–	–	–	–	3,481,257	3,481,257
ProFund VP Financials	–	–	–	–	–	6,088,475	3,025,224	9,113,699
ProFund VP Health Care	96,603	545,130	231,706	–	–	3,312,213	2,837,758	7,023,410
ProFund VP Technology	–	–	–	635,501	–	2,121,701	–	2,757,202
ProFund VP U.S. Government Plus	–	–	–	–	–	–	20,818,539	20,818,539
ProFund VP Rising Rates Opportunity	–	8,365,460	22,965,205	–	5,366,257	27,138,193	–	63,835,115

As of the latest tax year end of December 31, 2009, the following ProFunds VP had additional net capital loss carryforwards that may be available to offset future net capital gains, if any. The amount of these losses that may be utilized are limited as a result of a prior year ownership change of the insurance company that issues the variable annuity contracts for which the ProFunds VP are investment options. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains which were offset will not be distributed to shareholders:

	Expires	Expires	Expires	Expires
	12/31/10	12/31/11	12/31/12	12/31/13	Total

ProFund VP Europe 30	$6,933,404	$3,450,241	$3,425,937	$–	$13,809,582
ProFund VP Financials	578,912	945,462	–	–	1,524,374
ProFund VP Health Care	1,584,064	680,216	–	–	2,264,280
ProFund VP Technology	2,609,011	186,109	3,182,798	1,074,176	7,052,094

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2009 were as follows:

		Net			Total
	Ordinary	Long-Term	Total Taxable	Return of	Distributions
	Income	Gains	Distributions	Capital	Paid

ProFund VP Large-Cap Value	$728,606	$–	$728,606	$–	$728,606
ProFund VP Small-Cap Value	81,880	–	81,880	–	81,880
ProFund VP Small-Cap Growth	–	1,017,559	1,017,559	–	1,017,559
ProFund VP Asia 30	869,798	11,623,305	12,493,103	–	12,493,103
ProFund VP Europe 30	1,427,460	–	1,427,460	–	1,427,460
ProFund VP Financials	487,543	–	487,543	–	487,543
ProFund VP Health Care	110,530	–	110,530	–	110,530
ProFund VP U.S. Government Plus	23,651,729	704,434	24,356,163	30,119	24,386,282
ProFund VP Rising Rates Opportunity	291,473	–	291,473	–	291,473

June 30, 2010 (unaudited) :: Notes to Financial Statements :: 77

As of the latest tax year ended December 31, 2009, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed	Accumulated	Unrealized	Accumulated
	Ordinary	Capital and	Appreciation	Earnings
	Income	Other Losses	(Depreciation)	(Deficit)

ProFund VP Large-Cap Value	$379,799	$(7,814,549)	$(5,335,784)	$(12,770,534)
ProFund VP Large-Cap Growth	25,501	(9,704,096)	5,257,823	(4,420,772)
ProFund VP Small-Cap Value	52,497	(12,105,446)	(2,530,945)	(14,583,894)
ProFund VP Small-Cap Growth	–	(2,173,042)	2,498,966	325,924
ProFund VP Asia 30	72,405	(660,774)	28,245,230	27,656,861
ProFund VP Europe 30	652,355	(17,290,839)	4,541,018	(12,097,466)
ProFund VP Financials	88,722	(10,638,073)	(4,317,073)	(14,866,424)
ProFund VP Health Care	89,402	(9,287,690)	3,242,264	(5,956,024)
ProFund VP Technology	–	(9,809,296)	5,096,628	(4,712,668)
ProFund VP U.S. Government Plus	–	(20,818,539)	(1,693,590)	(22,512,129)
ProFund VP Rising Rates Opportunity	–	(63,835,115)	(519,318)	(64,354,433)

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2010.

At June 30, 2010, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Tax	Tax	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

ProFund VP Large-Cap Value	$32,473,851	$4,914,499	$(12,083,010)	$(7,168,511)
ProFund VP Large-Cap Growth	20,247,748	6,339,406	(5,024,259)	1,315,147
ProFund VP Small-Cap Value	25,009,228	4,916,829	(8,238,843)	(3,322,014)
ProFund VP Small-Cap Growth	22,411,984	6,694,924	(6,518,452)	176,472
ProFund VP Asia 30	43,096,056	32,869,407	(13,425,151)	19,444,256
ProFund VP Europe 30	30,579,964	6,179,233	(10,056,768)	(3,877,535)
ProFund VP Financials	33,932,524	8,867,832	(15,502,698)	(6,634,866)
ProFund VP Health Care	19,106,715	5,938,854	(4,754,173)	1,184,681
ProFund VP Technology	9,505,802	5,952,656	(3,331,437)	2,621,219
ProFund VP U.S. Government Plus	90,793,676	2,494,303	(18,416)	2,475,887
ProFund VP Rising Rates Opportunity	51,725,662	–	(843)	(843)

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80 :: Expense Examples (unaudited)

As a ProFund VP shareholder, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution fees; and other ProFund VP expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a ProFund VP and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. These examples also do not reflect separate accounts or insurance contract fees and charges. If those fees were reflected, expenses would be higher.

These examples are based on an investment of $1,000 invested at January 1, 2010 and held for the entire period from January 1, 2010 through June 30, 2010.

The Actual Expense table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning	Ending Account	Expenses Paid	Expense Ratio
	Account Value	Value	During Period*	During Period
	1/1/10	6/30/10	1/1/10 - 6/30/10	1/1/10 - 6/30/10

ProFund VP Large-Cap Value	$1,000.00	$936.70	$8.07	1.68%
ProFund VP Large-Cap Growth	1,000.00	913.60	7.97	1.68%
ProFund VP Small-Cap Value	1,000.00	974.10	8.22	1.68%
ProFund VP Small-Cap Growth	1,000.00	990.40	8.29	1.68%
ProFund VP Asia 30	1,000.00	936.70	8.07	1.68%
ProFund VP Europe 30	1,000.00	826.00	7.61	1.68%
ProFund VP Financials	1,000.00	954.20	8.14	1.68%
ProFund VP Health Care	1,000.00	912.10	7.96	1.68%
ProFund VP Technology	1,000.00	894.00	7.89	1.68%
ProFund VP U.S. Government Plus	1,000.00	1,189.50	7.49	1.38%
ProFund VP Rising Rates Opportunity	1,000.00	810.40	7.54	1.68%

*
Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning	Ending Account	Expenses Paid	Expense Ratio
	Account Value	Value	During Period*	During Period
	1/1/10	6/30/10	1/1/10 - 6/30/10	1/1/10 - 6/30/10

ProFund VP Large-Cap Value	$1,000.00	$1,016.46	$8.40	1.68%
ProFund VP Large-Cap Growth	1,000.00	1,016.46	8.40	1.68%
ProFund VP Small-Cap Value	1,000.00	1,016.46	8.40	1.68%
ProFund VP Small-Cap Growth	1,000.00	1,016.46	8.40	1.68%
ProFund VP Asia 30	1,000.00	1,016.46	8.40	1.68%
ProFund VP Europe 30	1,000.00	1,016.46	8.40	1.68%
ProFund VP Financials	1,000.00	1,016.46	8.40	1.68%
ProFund VP Health Care	1,000.00	1,016.46	8.40	1.68%
ProFund VP Technology	1,000.00	1,016.46	8.40	1.68%
ProFund VP U.S. Government Plus	1,000.00	1,017.95	6.90	1.38%
ProFund VP Rising Rates Opportunity	1,000.00	1,016.46	8.40	1.68%

*
Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

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This report is submitted for the general information of the shareholders of the ProFunds VP. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 888-776-5717.

A description of the policies and procedures that the ProFunds VP uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 888-776-3637; and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the ProFund VP voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by calling toll-free 888-776-3637; and on the Commission’s website at sec.gov.

ProFunds VP file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holding for the Funds in this report are available without charge on the Commission’s website at sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

06/10

PROFUNDS®

CLASSIC PROFUNDS VP

Small-Cap Value
Japan

ULTRA PROFUND VP

UltraMid-Cap

SECTOR PROFUND VP

Oil & Gas

JUNE 30, 2010

Semiannual Report

Table of Contents

i Message from the Chairman
1 Financial Statements and Financial Highlights
2 ProFund VP Small-Cap Value
10 ProFund VP Japan
14 ProFund VP UltraMid-Cap
22 ProFund VP Oil & Gas
27 Notes to Financial Statements
39 Expense Examples

Message from the Chairman

Dear Shareholder:

I am pleased to present the Semiannual Report to shareholders of ProFunds VP for the six months ended June 30, 2010.

Equities Relinquished a Portion of 2009 Gains

Following a strong recovery in 2009, U.S. stock prices reversed course during the first half of 2010. Large-cap and mid-cap stocks fell 6.7% and 1.4%, respectively, as measured by the S&P 500® and S&P MidCap 400® Indexes. Small-cap stocks tracked by the Russell 2000® Index declined 1.9%. Stock market volatility as measured by the CBOE VIX increased significantly, from 21.7 at the beginning of the year to 34.5 at the end of June.

Nearly all U.S. sectors gave up a portion of last year’s broadly based gains.The biggest lagging sectors included the oil and gas, technology, basic materials, telecommunications, semiconductor, and health care sectors. Only the real estate sector generated a positive return during the six-month period.

Most international stocks trailed their U.S. counterparts. Developed markets outside the U.S. and Canada fell 12.8%, as measured by the MSCI EAFE® Index. Emerging markets lost ground as well, shedding 10.7%, as measured by the BNY Mellon Emerging Markets 50 ADR Index.

Treasurys, Corporate Bonds, and the Dollar Strengthened

U.S. bonds posted gains during the period, with the 10-year and 30-year Treasury adding 9.9% and 15.7%, respectively, as measured by the Ryan Labs 10- and 30-Year Bond Indexes. Corporate bonds also performed well, as reflected by the 5.3% gain in the Barclays Capital U.S. Aggregate Bond Index. Finally, the dollar advanced 10.5% against a basket of six currencies, as tracked by the ICE U.S. Dollar Index.

We appreciate the trust you have placed in us by choosing ProFunds and look forward to continuing to serve your investing needs.

Sincerely,

Michael L. Sapir
Chairman of the Board of Trustees

All investment performance index figures above reflect total return performance. You may not invest directly in an index.

All investment performance index figures above reflect total return performance. You may not invest directly in an index.

i

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2 :: ProFund VP Small-Cap Value :: Financial Statements

Investment Objective: The ProFund VP Small-Cap Value seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Citigroup Value Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2010

Market Exposure
Investment Type	% of Net Assets

Equity Securities	101%

Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

East West Bancorp, Inc.	1.2%
Piedmont Natural Gas Co., Inc.	0.9%
ProAssurance Corp.	0.9%
Casey’s General Stores, Inc.	0.9%
Amerigroup, Corp.	0.9%

S&P SmallCap 600/Citigroup Value Index - Composition
% of Index

Financial	25%
Industrial	21%
Consumer Cyclical	17%
Consumer Non-Cyclical	16%
Utilities	7%
Technology	6%
Basic Materials	3%
Communications	3%
Energy	2%

Schedule of Portfolio Investments (unaudited)

Common Stocks (101.0%)

	Shares	Value

A.M. Castle & Co.* (Metal Fabricate/Hardware)	1,790	$24,863
AAR Corp.* (Aerospace/Defense)	4,296	71,915
ABM Industries, Inc. (Commercial Services)	5,191	108,751
Actel Corp.* (Semiconductors)	1,611	20,653
Actuant Corp.—Class A (Miscellaneous Manufacturing)	7,697	144,935
Administaff, Inc. (Commercial Services)	1,074	25,948
ADPT Corp.* (Telecommunications)	13,783	39,833
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	2,327	28,599
Agilysys, Inc. (Computers)	2,148	14,370
Albany International Corp.—Class A (Machinery-Diversified)	3,043	49,266
ALLETE, Inc. (Electric)	3,401	116,450
Alliance One International, Inc.* (Agriculture)	10,203	36,323
American Physicians Capital, Inc. (Insurance)	895	27,611
American Public Education, Inc.* (Commercial Services)	1,074	46,934
American Science & Engineering, Inc. (Electronics)	358	27,283
American States Water Co. (Water)	1,074	35,592
American Vanguard Corp. (Chemicals)	2,327	18,453
AMERIGROUP Corp.* (Healthcare-Services)	5,907	191,859
Amerisafe, Inc.* (Insurance)	2,148	37,697
AMN Healthcare Services, Inc.* (Commercial Services)	3,580	26,778
AmSurg Corp.* (Healthcare-Services)	1,611	28,708
Analogic Corp. (Electronics)	716	32,585
Anixter International, Inc.* (Telecommunications)	1,432	61,003
Apogee Enterprises, Inc. (Building Materials)	3,043	32,956
Applied Industrial Technologies, Inc. (Machinery-Diversified)	4,117	104,242
Applied Signal Technology, Inc. (Telecommunications)	716	14,069
Arch Chemicals, Inc. (Chemicals)	2,864	88,039
Arctic Cat, Inc.* (Leisure Time)	1,253	11,415
Arkansas Best Corp. (Transportation)	2,864	59,428
ArQule, Inc.* (Biotechnology)	1,611	6,927
Arris Group, Inc.* (Telecommunications)	7,160	72,960
Astec Industries, Inc.* (Machinery-Construction & Mining)	2,148	59,564
ATC Technology Corp.* (Auto Parts & Equipment)	1,074	17,313
ATMI, Inc.* (Semiconductors)	1,432	20,964
Audiovox Corp.—Class A* (Telecommunications)	1,969	14,472
Avid Technology, Inc.* (Software)	3,222	41,016
Avista Corp. (Electric)	6,265	122,355
Badger Meter, Inc. (Electronics)	716	27,702
Bank Mutual Corp. (Banks)	5,191	29,485
Bank of the Ozarks, Inc. (Banks)	537	19,047
Barnes Group, Inc. (Miscellaneous Manufacturing)	4,833	79,213
Basic Energy Services, Inc.* (Oil & Gas Services)	2,506	19,296
Bel Fuse, Inc.—Class B (Electronics)	1,253	20,687
Belden, Inc. (Electrical Components & Equipment)	2,685	59,070
Benchmark Electronics, Inc.* (Electronics)	7,160	113,486
BioMed Realty Trust, Inc. (REIT)	6,981	112,324
Black Box Corp. (Telecommunications)	1,969	54,915
Blyth, Inc. (Household Products/Wares)	537	18,296
Boston Private Financial Holdings, Inc. (Banks)	7,876	50,643
Bowne & Co., Inc. (Commercial Services)	4,475	50,210
Brady Corp.—Class A (Electronics)	2,864	71,371
Briggs & Stratton Corp. (Machinery-Diversified)	5,728	97,491
Brightpoint, Inc.* (Distribution/Wholesale)	8,055	56,385
Bristow Group, Inc.* (Transportation)	4,117	121,040
Brookline Bancorp, Inc. (Savings & Loans)	3,938	34,969
Brooks Automation, Inc.* (Semiconductors)	3,938	30,441
Brown Shoe Co., Inc. (Retail)	4,833	73,365
Brunswick Corp. (Leisure Time)	10,024	124,598
Brush Engineered Materials, Inc.* (Mining)	1,074	21,459
Buckeye Technologies, Inc.* (Forest Products & Paper)	2,148	21,373
Cabela’s, Inc.* (Retail)	4,475	63,277
Cabot Microelectronics Corp.* (Chemicals)	1,432	49,533
CACI International, Inc.—Class A* (Computers)	3,401	144,474
Calgon Carbon Corp.* (Environmental Control)	2,506	33,179
Callaway Golf Co. (Leisure Time)	7,339	44,328
Cambrex Corp.* (Biotechnology)	3,222	10,149
Carter’s, Inc.* (Apparel)	2,685	70,481
Cascade Corp. (Machinery-Diversified)	895	31,871
Casey’s General Stores, Inc. (Retail)	5,728	199,907
CDI Corp. (Commercial Services)	1,432	22,239

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap Value :: 3

Common Stocks, continued

	Shares	Value

Cedar Shopping Centers, Inc. (REIT)	6,265	$37,715
Centene Corp.* (Healthcare-Services)	5,549	119,303
Central Garden & Pet Co.—Class A* (Household Products/Wares)	7,339	65,831
Central Vermont Public Service Corp. (Electric)	1,253	24,734
Century Aluminum Co.* (Mining)	6,444	56,901
Ceradyne, Inc.* (Miscellaneous Manufacturing)	2,864	61,204
CH Energy Group, Inc. (Electric)	1,790	70,240
Checkpoint Systems, Inc.* (Electronics)	4,475	77,686
Chemed Corp. (Commercial Services)	895	48,903
Christopher & Banks Corp. (Retail)	3,938	24,376
Ciber, Inc.* (Computers)	7,876	21,817
CIRCOR International, Inc. (Metal Fabricate/Hardware)	1,074	27,473
City Holding Co. (Banks)	1,074	29,943
CKE Restaurants, Inc. (Retail)	6,265	78,500
Clarcor, Inc. (Miscellaneous Manufacturing)	3,043	108,087
Clearwater Paper Corp.* (Forest Products & Paper)	1,253	68,614
Cogent, Inc.* (Electronics)	3,580	32,256
Cognex Corp. (Machinery-Diversified)	1,969	34,615
Cohu, Inc. (Semiconductors)	2,685	32,569
Colonial Properties Trust (REIT)	7,876	114,438
Columbia Banking System, Inc. (Banks)	4,475	81,714
Comfort Systems USA, Inc. (Building Materials)	4,296	41,499
Community Bank System, Inc. (Banks)	3,759	82,811
Comtech Telecommunications Corp.* (Telecommunications)	3,222	96,434
CONMED Corp.* (Healthcare-Products)	3,222	60,026
Consolidated Graphics, Inc.* (Commercial Services)	537	23,220
Cross Country Healthcare, Inc.* (Commercial Services)	3,401	30,575
CryoLife, Inc.* (Biotechnology)	1,790	9,648
CTS Corp. (Electronics)	3,759	34,733
Cubic Corp. (Electronics)	716	26,048
Curtiss-Wright Corp. (Aerospace/Defense)	2,685	77,972
Daktronics, Inc. (Electronics)	1,432	10,740
Delphi Financial Group, Inc.—Class A (Insurance)	2,506	61,171
Deltic Timber Corp. (Forest Products & Paper)	716	29,929
DG Fastchannel, Inc.* (Media)	895	29,159
Diamond Foods, Inc. (Food)	1,253	51,498
Digi International, Inc.* (Software)	2,685	22,205
Dime Community Bancshares, Inc. (Savings & Loans)	1,790	22,071
DineEquity, Inc.* (Retail)	537	14,993
Drew Industries, Inc.* (Building Materials)	2,148	43,390
DSP Group, Inc.* (Semiconductors)	1,432	9,150
Dycom Industries, Inc.* (Engineering & Construction)	4,296	36,731
E.W. Scripps Co.* (Media)	3,401	25,337
Eagle Materials, Inc.—Class A (Building Materials)	2,864	74,264
East West Bancorp, Inc. (Banks)	16,826	256,596
EastGroup Properties, Inc. (REIT)	1,253	44,582
El Paso Electric Co.* (Electric)	2,506	48,491
Electro Scientific Industries, Inc.* (Electronics)	3,043	40,654
EMCOR Group, Inc.* (Engineering & Construction)	7,518	174,192
Emergent Biosolutions, Inc.* (Biotechnology)	1,074	17,549
Employers Holdings, Inc. (Insurance)	4,833	71,190
EMS Technologies, Inc.* (Telecommunications)	1,611	24,197
Encore Wire Corp. (Electrical Components & Equipment)	2,148	39,072
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	2,327	65,505
Entertainment Properties Trust (REIT)	2,506	95,403
EPIQ Systems, Inc.* (Software)	1,074	13,887
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	1,253	32,265
Esterline Technologies Corp.* (Aerospace/Defense)	3,401	161,377
Ethan Allen Interiors, Inc. (Home Furnishings)	2,864	40,067
Exar Corp.* (Semiconductors)	2,506	17,367
Extra Space Storage, Inc. (REIT)	6,086	84,595
EZCORP, Inc.—Class A* (Retail)	2,327	43,166
Federal Signal Corp. (Miscellaneous Manufacturing)	6,802	41,084
FEI Co.* (Electronics)	1,432	28,225
First BanCorp* (Banks)	8,592	4,554
First Commonwealth Financial Corp. (Banks)	8,771	46,048
First Financial Bancorp (Banks)	3,043	45,493
First Financial Bankshares, Inc. (Banks)	1,074	51,649
First Midwest Bancorp, Inc. (Banks)	8,413	102,302
Franklin Street Properties Corp. (REIT)	7,697	90,902
Fred’s, Inc. (Retail)	4,475	49,494
Fuller (H.B.) Co. (Chemicals)	3,580	67,984
G & K Services, Inc. (Textiles)	1,969	40,660
General Communication, Inc.—Class A* (Telecommunications)	5,012	38,041
Genesco, Inc.* (Retail)	1,253	32,966
Gentiva Health Services, Inc.* (Healthcare-Services)	3,401	91,861
Gerber Scientific, Inc.* (Machinery-Diversified)	2,864	15,322
Gibraltar Industries, Inc.* (Iron/Steel)	3,401	34,350
Glacier Bancorp, Inc. (Banks)	8,234	120,793
Greatbatch, Inc.* (Electrical Components & Equipment)	895	19,967
Griffon Corp.* (Miscellaneous Manufacturing)	5,012	55,433
Group 1 Automotive, Inc.* (Retail)	2,685	63,178
Haemonetics Corp.* (Healthcare-Products)	1,074	57,480
Hancock Holding Co. (Banks)	1,432	47,772
Hanger Orthopedic Group, Inc.* (Healthcare-Products)	3,580	64,297
Hanmi Financial Corp.* (Banks)	5,728	7,217
Harmonic, Inc.* (Telecommunications)	11,098	60,373
Haverty Furniture Cos., Inc. (Retail)	2,148	26,399
Headwaters, Inc.* (Energy-Alternate Sources)	6,802	19,318
Healthcare Realty Trust, Inc. (REIT)	4,117	90,450
Healthcare Services Group, Inc. (Commercial Services)	1,969	37,313
HealthSpring, Inc.* (Healthcare-Services)	5,549	86,065
Heartland Express, Inc. (Transportation)	2,864	41,585
Heartland Payment Systems, Inc. (Commercial Services)	4,296	63,753
Helen of Troy, Ltd.* (Household Products/Wares)	3,401	75,026
Hillenbrand, Inc. (Commercial Services)	3,759	80,405
Holly Corp. (Oil & Gas)	2,327	61,852
Home Bancshares, Inc. (Banks)	1,432	32,664
Home Properties, Inc. (REIT)	1,790	80,675
Horace Mann Educators Corp. (Insurance)	4,475	68,468
Hot Topic, Inc. (Retail)	5,012	25,461
Hub Group, Inc.—Class A* (Transportation)	2,327	69,833
Hutchinson Technology, Inc.* (Computers)	2,506	10,851
ICU Medical, Inc.* (Healthcare-Products)	537	17,275
Independent Bank Corp./MA (Banks)	2,327	57,430
Infinity Property & Casualty Corp. (Insurance)	1,432	66,130
InfoSpace, Inc.* (Internet)	3,938	29,614
Inland Real Estate Corp. (REIT)	8,055	63,796
Insight Enterprises, Inc.* (Retail)	5,191	68,314
Insituform Technologies, Inc.—Class A* (Engineering & Construction)	4,475	91,648
Integral Systems, Inc.* (Computers)	895	5,683
Interface, Inc.—Class A (Office Furnishings)	6,444	69,209
Intermec, Inc.* (Machinery-Diversified)	5,549	56,877
Invacare Corp. (Healthcare-Products)	3,580	74,249
inVentiv Health, Inc.* (Advertising)	1,969	50,406
Investment Technology Group, Inc.* (Diversified Financial Services)	1,790	28,747
ION Geophysical Corp.* (Oil & Gas Services)	5,549	19,311
J & J Snack Foods Corp. (Food)	716	30,144
Jack in the Box, Inc.* (Retail)	6,265	121,854

See accompanying notes to the financial statements.

4 :: ProFund VP Small-Cap Value :: Financial Statements

Common Stocks, continued

	Shares	Value

JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	3,043	$43,758
Jo-Ann Stores, Inc.* (Retail)	895	33,571
John Bean Technologies Corp. (Miscellaneous Manufacturing)	1,074	16,379
K-Swiss, Inc.—Class A* (Apparel)	3,043	34,173
Kaman Corp. (Aerospace/Defense)	2,864	63,352
Kaydon Corp. (Metal Fabricate/Hardware)	1,432	47,056
Keithley Instruments, Inc. (Electronics)	716	6,322
Kelly Services, Inc.—Class A* (Commercial Services)	3,043	45,249
Kendle International, Inc.* (Commercial Services)	1,611	18,559
Kid Brands, Inc.* (Household Products/Wares)	1,253	8,809
Kilroy Realty Corp. (REIT)	3,222	95,790
Kite Realty Group Trust (REIT)	7,160	29,929
Knight Transportation, Inc. (Transportation)	2,685	54,344
Kulicke & Soffa Industries, Inc.* (Semiconductors)	4,117	28,901
La-Z-Boy, Inc.* (Home Furnishings)	3,043	22,609
LaBranche & Co., Inc.* (Diversified Financial Services)	4,833	20,685
Laclede Group, Inc. (Gas)	2,506	83,024
Lance, Inc. (Food)	1,611	26,565
Landauer, Inc. (Commercial Services)	358	21,795
Landry’s Restaurants, Inc.* (Retail)	895	21,892
LaSalle Hotel Properties (REIT)	2,864	58,912
Lawson Products, Inc. (Metal Fabricate/Hardware)	358	6,079
LCA-Vision, Inc.* (Healthcare-Products)	1,969	10,908
Lexington Realty Trust (REIT)	12,709	76,381
Lindsay Manufacturing Co. (Machinery-Diversified)	537	17,018
Lithia Motors, Inc.—Class A (Retail)	2,327	14,381
Littelfuse, Inc.* (Electrical Components & Equipment)	716	22,633
Live Nation, Inc.* (Commercial Services)	16,289	170,220
Liz Claiborne, Inc.* (Apparel)	10,740	45,323
LoJack Corp.* (Electronics)	1,969	7,266
LSB Industries, Inc.* (Miscellaneous Manufacturing)	1,074	14,295
LTC Properties, Inc. (REIT)	1,253	30,410
Lydall, Inc.* (Miscellaneous Manufacturing)	1,790	13,676
M/I Schottenstein Homes, Inc.* (Home Builders)	1,969	18,981
Magellan Health Services, Inc.* (Healthcare-Services)	3,759	136,527
Maidenform Brands, Inc.* (Apparel)	895	18,222
Mannatech, Inc.* (Pharmaceuticals)	1,790	3,562
Marcus Corp. (Lodging)	2,327	22,013
MarineMax, Inc.* (Retail)	2,506	17,392
Martek Biosciences Corp.* (Biotechnology)	3,759	89,126
Matrix Service Co.* (Oil & Gas Services)	2,864	26,664
MedCath Corp.* (Healthcare-Services)	1,969	15,476
Meridian Bioscience, Inc. (Healthcare-Products)	1,969	33,473
Merit Medical Systems, Inc.* (Healthcare-Products)	1,253	20,136
Meritage Homes Corp.* (Home Builders)	3,580	58,282
Methode Electronics, Inc. (Electronics)	2,685	26,152
Micrel, Inc. (Semiconductors)	2,327	23,689
Microsemi Corp.* (Semiconductors)	5,549	81,182
Mid-America Apartment Communities, Inc. (REIT)	1,611	82,918
Midas, Inc.* (Commercial Services)	895	6,865
MKS Instruments, Inc.* (Semiconductors)	5,728	107,228
Mobile Mini, Inc.* (Storage/Warehousing)	1,253	20,399
Molina Healthcare, Inc.* (Healthcare-Services)	1,432	41,242
Monarch Casino & Resort, Inc.* (Lodging)	1,253	12,693
Moog, Inc.—Class A* (Aerospace/Defense)	5,191	167,306
Movado Group, Inc.* (Retail)	1,969	21,029
MTS Systems Corp. (Computers)	1,074	31,146
Mueller Industries, Inc. (Metal Fabricate/Hardware)	4,296	105,682
Multimedia Games, Inc.* (Leisure Time)	1,253	5,639
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	537	26,990
Myers Industries, Inc. (Miscellaneous Manufacturing)	3,222	26,066
Nara Bancorp, Inc.* (Banks)	3,759	31,688
Nash Finch Co. (Food)	1,432	48,917
National Financial Partners* (Diversified Financial Services)	4,833	47,218
National Penn Bancshares, Inc. (Banks)	14,320	86,063
National Retail Properties, Inc. (REIT)	4,475	95,944
NBT Bancorp, Inc. (Banks)	2,327	47,517
NCI Building Systems, Inc.* (Building Materials)	1,969	16,481
NCI, Inc.—Class A* (Computers)	358	8,084
Neenah Paper, Inc. (Forest Products & Paper)	1,611	29,481
Network Equipment Technologies, Inc.* (Telecommunications)	1,790	6,247
New Jersey Resources Corp. (Gas)	4,654	163,821
Newport Corp.* (Electronics)	2,506	22,704
Northwest Natural Gas Co. (Gas)	1,790	77,990
NorthWestern Corp. (Electric)	2,864	75,037
O’Charley’s, Inc.* (Retail)	2,148	11,384
OfficeMax, Inc.* (Retail)	6,265	81,821
Old Dominion Freight Line, Inc.* (Transportation)	1,432	50,320
Old National Bancorp (Banks)	9,845	101,994
Olympic Steel, Inc. (Iron/Steel)	895	20,558
OM Group, Inc.* (Chemicals)	3,401	81,148
Omnicell, Inc.* (Software)	1,253	14,648
On Assignment, Inc.* (Commercial Services)	1,969	9,904
Orbital Sciences Corp.* (Aerospace/Defense)	3,759	59,279
OSI Systems, Inc.* (Electronics)	895	24,854
Osteotech, Inc.* (Healthcare-Products)	1,969	6,242
Oxford Industries, Inc. (Apparel)	716	14,986
Palomar Medical Technologies, Inc.* (Healthcare-Products)	1,969	22,033
Papa John’s International, Inc.* (Retail)	895	20,692
PAREXEL International Corp.* (Commercial Services)	2,327	50,449
Park Electrochemical Corp. (Electronics)	1,253	30,586
Parkway Properties, Inc. (REIT)	2,327	33,904
PC-Tel, Inc.* (Internet)	2,148	10,826
Penford Corp.* (Chemicals)	1,253	8,119
Penn Virginia Corp. (Oil & Gas)	5,191	104,391
Pennsylvania REIT (REIT)	5,549	67,809
Perry Ellis International, Inc.* (Apparel)	1,074	21,695
Petroleum Development* (Oil & Gas)	2,148	55,032
PetroQuest Energy, Inc.* (Oil & Gas)	2,864	19,361
PharMerica Corp.* (Pharmaceuticals)	3,401	49,859
Phoenix Technologies, Ltd.* (Software)	1,790	5,173
Piedmont Natural Gas Co., Inc. (Gas)	8,055	203,791
Pinnacle Entertainment, Inc.* (Entertainment)	4,296	40,640
Pinnacle Financial Partners, Inc.* (Banks)	3,759	48,303
Pioneer Drilling Co.* (Oil & Gas)	6,086	34,508
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	1,253	40,372
Plexus Corp.* (Electronics)	1,790	47,865
PolyOne Corp.* (Chemicals)	5,370	45,215
Pool Corp. (Distribution/Wholesale)	5,549	121,634
Post Properties, Inc. (REIT)	5,549	126,129
Powell Industries, Inc.* (Electrical Components & Equipment)	179	4,894
Pre-Paid Legal Services, Inc.* (Commercial Services)	179	8,143
Presidential Life Corp. (Insurance)	2,327	21,176
PrivateBancorp, Inc. (Banks)	6,623	73,383
ProAssurance Corp.* (Insurance)	3,580	203,201
Progress Software Corp.* (Software)	2,327	69,880
PS Business Parks, Inc. (REIT)	716	39,938
PSS World Medical, Inc.* (Healthcare-Products)	3,043	64,359
Quaker Chemical Corp. (Chemicals)	1,253	33,944
Quanex Building Products Corp. (Building Materials)	2,506	43,329
Quiksilver, Inc.* (Apparel)	14,678	54,309
RadiSys Corp.* (Computers)	1,432	13,633
RC2 Corp.* (Toys/Games/Hobbies)	1,253	20,186

See accompanying notes to the financial statements.

Financial Statements:: ProFund VP Small-Cap Value :: 5

Common Stocks, continued

	Shares	Value

Red Robin Gourmet Burgers, Inc.* (Retail)	1,611	$27,645
Res-Care, Inc.* (Healthcare-Services)	2,864	27,666
Rewards Network, Inc. (Commercial Services)	895	12,235
RLI Corp. (Insurance)	1,074	56,396
Robbins & Myers, Inc. (Machinery-Diversified)	3,759	81,721
Rogers Corp.* (Electronics)	1,790	49,708
RTI International Metals, Inc.* (Mining)	1,432	34,526
Ruby Tuesday, Inc.* (Retail)	7,339	62,382
Rudolph Technologies, Inc.* (Semiconductors)	1,790	13,515
Ruth’s Hospitality Group, Inc.* (Retail)	3,222	13,468
S&T Bancorp, Inc. (Banks)	2,685	53,056
Safety Insurance Group, Inc. (Insurance)	1,611	59,639
ScanSource, Inc.* (Distribution/Wholesale)	3,043	75,862
School Specialty, Inc.* (Retail)	1,790	32,345
Schulman (A.), Inc. (Chemicals)	3,580	67,877
SEACOR SMIT, Inc.* (Oil & Gas Services)	895	63,241
Seahawk Drilling, Inc.* (Oil & Gas)	1,253	12,179
Selective Insurance Group, Inc. (Insurance)	6,086	90,438
SFN Group, Inc.* (Commercial Services)	5,907	32,252
Simmons First National Corp.—Class A (Banks)	1,611	42,305
Simpson Manufacturing Co., Inc. (Building Materials)	4,296	105,467
Skechers U.S.A., Inc.—Class A* (Apparel)	1,253	45,760
Skyline Corp. (Home Builders)	716	12,895
SkyWest, Inc. (Airlines)	6,265	76,558
Smith Corp. (Miscellaneous Manufacturing)	1,074	51,756
Sonic Automotive, Inc.* (Retail)	2,864	24,516
Sonic Solutions* (Electronics)	1,432	11,957
South Financial Group, Inc. (Banks)	24,523	6,683
South Jersey Industries, Inc. (Gas)	3,401	146,107
Southwest Gas Corp. (Gas)	5,191	153,134
Sovran Self Storage, Inc. (REIT)	1,611	55,467
Spartan Motors, Inc. (Auto Parts & Equipment)	1,790	7,518
Spartan Stores, Inc. (Food)	2,506	34,382
Stage Stores, Inc. (Retail)	4,296	45,881
Standard Microsystems Corp.* (Semiconductors)	1,432	33,337
Standard Motor Products, Inc. (Auto Parts & Equipment)	2,148	17,334
Standard Pacific Corp.* (Home Builders)	11,277	37,552
Standex International Corp. (Miscellaneous Manufacturing)	1,253	31,764
StarTek, Inc.* (Commercial Services)	537	2,094
Stein Mart, Inc.* (Retail)	1,432	8,921
Stepan Co. (Chemicals)	358	24,498
Sterling Bancorp (Banks)	3,043	27,387
Sterling Bancshares, Inc. (Banks)	11,635	54,801
Stewart Information Services Corp. (Insurance)	1,969	17,760
Stone Energy Corp.* (Oil & Gas)	2,685	29,965
Superior Industries International, Inc. (Auto Parts & Equipment)	2,506	33,681
Supertex, Inc.* (Semiconductors)	716	17,657
Susquehanna Bancshares, Inc. (Banks)	14,678	122,268
Swift Energy Co.* (Oil & Gas)	2,327	62,620
SWS Group, Inc. (Diversified Financial Services)	3,222	30,609
Symmetricom, Inc.* (Telecommunications)	3,043	15,489
Symmetry Medical, Inc.* (Healthcare-Products)	4,117	43,393
SYNNEX Corp.* (Software)	2,327	59,618
Take-Two Interactive Software, Inc.* (Software)	9,666	86,994
Tanger Factory Outlet Centers, Inc. (REIT)	1,969	81,477
Technitrol, Inc. (Electronics)	4,654	14,707
Tekelec* (Telecommunications)	4,296	56,879
Teledyne Technologies, Inc.* (Aerospace/Defense)	2,148	82,870
Texas Industries, Inc. (Building Materials)	3,043	89,890
The Cato Corp.—Class A (Retail)	1,790	39,416
The Children’s Place Retail Stores, Inc.* (Retail)	3,043	133,953
The Finish Line, Inc.—Class A (Retail)	6,086	84,778
The Geo Group, Inc.* (Commercial Services)	5,549	115,142
The Great Atlantic & Pacific Tea Co., Inc.* (Food)	3,043	11,868
The Hain Celestial Group, Inc.* (Food)	4,654	93,871
The Men’s Wearhouse, Inc. (Retail)	2,685	49,297
The Nautilus Group, Inc.* (Leisure Time)	2,327	3,537
The Navigators Group, Inc.* (Insurance)	716	29,449
The Pep Boys-Manny, Moe & Jack (Retail)	5,191	45,992
The Standard Register Co. (Household Products/Wares)	1,432	4,496
THQ, Inc.* (Software)	5,191	22,425
Tollgrade Communications, Inc.* (Telecommunications)	1,432	9,022
Tompkins Financial Corp. (Banks)	358	13,515
Toro Co. (Housewares)	1,790	87,925
Tredegar Corp. (Miscellaneous Manufacturing)	2,327	37,977
Triumph Group, Inc. (Aerospace/Defense)	716	47,707
TrueBlue, Inc.* (Commercial Services)	5,012	56,084
TrustCo Bank Corp. NY (Banks)	5,549	31,074
Tuesday Morning Corp.* (Retail)	3,580	14,284
UIL Holdings Corp. (Electric)	3,401	85,127
Ultratech Stepper, Inc.* (Semiconductors)	1,432	23,299
UMB Financial Corp. (Banks)	1,611	57,287
Umpqua Holdings Corp. (Banks)	13,067	150,009
UniFirst Corp. (Textiles)	537	23,639
Unisource Energy Corp. (Electric)	4,117	124,251
United Bankshares, Inc. (Banks)	4,296	102,846
United Community Banks, Inc.* (Banks)	9,487	37,474
United Fire & Casualty Co. (Insurance)	2,506	49,669
United Natural Foods, Inc.* (Food)	4,833	144,410
United Online, Inc. (Internet)	6,444	37,117
United Stationers, Inc.* (Distribution/Wholesale)	2,685	146,252
Universal Forest Products, Inc. (Building Materials)	2,148	65,106
Universal Technical Institute, Inc.* (Commercial Services)	1,074	25,389
Urstadt Biddle Properties—Class A (REIT)	1,432	23,098
USA Mobility, Inc. (Telecommunications)	1,611	20,814
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	4,117	117,993
Viad Corp. (Commercial Services)	2,327	41,072
Vicor Corp.* (Electrical Components & Equipment)	895	11,179
ViroPharma, Inc.* (Pharmaceuticals)	8,771	98,323
Volt Information Sciences, Inc.* (Commercial Services)	1,253	10,525
Watsco, Inc. (Distribution/Wholesale)	2,148	124,412
Watts Water Technologies, Inc.—Class A (Electronics)	1,432	41,041
Wausau-Mosinee Paper Corp.* (Forest Products & Paper)	5,549	37,567
WD-40 Co. (Household Products/Wares)	895	29,893
West Pharmaceutical Services, Inc. (Healthcare-Products)	1,253	45,722
Whitney Holding Corp. (Banks)	10,919	101,001
Wilshire Bancorp, Inc. (Banks)	2,148	18,795
Winnebago Industries, Inc.* (Home Builders)	1,611	16,013
Wintrust Financial Corp. (Banks)	3,401	113,389
Wolverine World Wide, Inc. (Apparel)	1,969	49,658
World Fuel Services Corp. (Retail)	6,802	176,444
Zale Corp.* (Retail)	2,685	4,242
Zep, Inc. (Chemicals)	1,432	24,974

TOTAL COMMON STOCKS (Cost $17,053,029)		21,686,740

See accompanying notes to the financial statements.

6 :: ProFund VP Small-Cap Value :: Financial Statements

Rights/Warrants(NM)
	Shares	Value

Hanmi Financial Corp., expiring 7/13/10 @ $1.20	7,904	$474

TOTAL RIGHTS/WARRANTS (Cost $3,323)		474

TOTAL INVESTMENT SECURITIES (Cost $17,056,352)—101.0%		21,687,214
Net other assets (liabilities)—(1.0)%		(223,401)

NET ASSETS—100.0%		$21,463,813

*	Non-income producing security
NM	Not meaningful, amount is less than 0.05%.
ProFund VP Small-Cap Value invested in the following industries as of June 30, 2010:

		% of
	Value	Net Assets

Advertising	$50,406	0.2%
Aerospace/Defense	731,778	3.4%
Agriculture	36,323	0.2%
Airlines	76,558	0.4%
Apparel	354,607	1.6%
Auto Parts & Equipment	75,846	0.3%
Banks	2,386,999	11.1%
Biotechnology	133,399	0.6%
Building Materials	512,382	2.4%
Chemicals	509,784	2.4%
Commercial Services	1,191,006	5.5%
Computers	250,058	1.2%
Distribution/Wholesale	551,535	2.6%
Diversified Financial Services	167,631	0.8%
Electric	666,685	3.1%
Electrical Components & Equipment	185,414	0.9%
Electronics	826,618	3.8%
Energy-Alternate Sources	19,318	0.1%
Engineering & Construction	302,571	1.4%
Entertainment	40,640	0.2%
Environmental Control	33,179	0.1%
Food	441,655	2.1%
Forest Products & Paper	186,964	0.9%
Gas	827,867	3.9%
Healthcare-Products	519,593	2.4%
Healthcare-Services	738,707	3.4%
Home Builders	143,723	0.7%
Home Furnishings	62,676	0.3%
Household Products/Wares	202,351	0.9%
Housewares	87,925	0.4%
Insurance	859,995	4.0%
Internet	77,557	0.4%
Iron/Steel	54,908	0.2%
Leisure Time	189,517	0.9%
Lodging	34,706	0.2%
Machinery-Construction & Mining	59,564	0.3%
Machinery-Diversified	488,423	2.3%
Media	54,496	0.2%
Metal Fabricate/Hardware	211,153	1.0%
Mining	112,886	0.5%
Miscellaneous Manufacturing	779,639	3.6%
Office Furnishings	69,209	0.3%
Oil & Gas	379,908	1.8%
Oil & Gas Services	128,512	0.6%
Pharmaceuticals	151,744	0.7%
REIT	1,712,986	8.0%
Retail	1,870,976	8.7%
Savings & Loans	57,040	0.3%
Semiconductors	577,945	2.7%
Software	335,846	1.6%
Storage/Warehousing	20,399	0.1%
Telecommunications	584,748	2.7%
Textiles	64,299	0.3%
Toys/Games/Hobbies	63,944	0.3%
Transportation	396,550	1.8%
Water	35,592	0.2%
Other**	(222,927)	(1.0)%

Total	$21,463,813	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap Value :: 7

Statement of Assets and Liabilities (unaudited) :: June 30, 2010

Assets:
Total Investment Securities, at cost	$17,056,352

Securities, at value	21,687,214

Total Investment Securities, at value	21,687,214
Dividends receivable	29,324
Receivable for capital shares issued	2,648
Receivable for investments sold	2,789,042
Prepaid expenses	551

Total Assets	24,508,779

Liabilities:
Cash overdraft	119,031
Payable for investments purchased	46,440
Payable for capital shares redeemed	2,827,527
Advisory fees payable	7,553
Management services fees payable	1,007
Administration fees payable	887
Administrative services fees payable	9,692
Distribution fees payable	8,071
Trustee fees payable	1
Transfer agency fees payable	3,577
Fund accounting fees payable	1,925
Compliance services fees payable	200
Other accrued expenses	19,055

Total Liabilities	3,044,966

Net Assets	$21,463,813

Net Assets consist of:
Capital	$37,483,679
Accumulated net investment income (loss)	(53,777)
Accumulated net realized gains (losses) on investments	(20,596,951)
Net unrealized appreciation (depreciation) on investments	4,630,862

Net Assets	$21,463,813

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	985,508

Net Asset Value (offering and redemption price per share)	$21.78

Statement of Operations (unaudited) :: For the six months ended June 30, 2010

Investment Income:
Dividends	$243,764
Interest	37

Total Investment Income	243,801

Expenses:
Advisory fees	132,848
Management services fees	17,713
Administration fees	6,205
Transfer agency fees	8,772
Administrative services fees	57,855
Distribution fees	44,282
Custody fees	28,853
Fund accounting fees	13,083
Trustee fees	180
Compliance services fees	165
Other fees	22,183

Total Gross Expenses before reductions	332,139
Less Expenses reduced by the Advisor	(34,561)

Total Net Expenses	297,578

Net Investment Income (Loss)	(53,777)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(406,189)
Change in net unrealized appreciation/depreciation on investments	(923,509)

Net Realized and Unrealized Gains (Losses) on Investments	(1,329,698)

Change in Net Assets Resulting from Operations	$(1,383,475)

See accompanying notes to the financial statements.

8 :: ProFund VP Small-Cap Value :: Financial Statements

Statements of Changes in Net Assets

	For the
	six months ended	For the
	June 30, 2010	year ended
	(unaudited)	December 31, 2009

From Investment Activities:
Operations:
Net investment income (loss)	$(53,777)	$52,497
Net realized gains (losses) on investments	(406,189)	(1,048,366)
Change in net unrealized appreciation/depreciation on investments	(923,509)	2,487,549

Change in net assets resulting from operations	(1,383,475)	1,491,680

Distributions to Shareholders From:
Net investment income	(52,497)	(81,880)

Change in net assets resulting from distributions	(52,497)	(81,880)

Capital Transactions:
Proceeds from shares issued	75,688,683	80,187,328
Dividends reinvested	52,497	81,880
Value of shares redeemed	(74,142,468)	(79,231,308)

Change in net assets resulting from capital transactions	1,598,712	1,037,900

Change in net assets	162,740	2,447,700
Net Assets:
Beginning of period	21,301,073	18,853,373

End of period	$21,463,813	$21,301,073

Accumulated net investment income (loss)	$(53,777)	$52,497

Share Transactions:
Issued	$3,115,139	4,331,909
Reinvested	2,155	3,730
Redeemed	(3,083,402)	(4,395,894)

Change in shares	33,892	(60,255)

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Small-Cap Value :: 9

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the
	six months ended	For the	For the	For the	For the	For the
	June 30, 2010	year ended	year ended	year ended	year ended	year ended
	(unaudited)	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$22.38	$18.63	$28.81	$36.64	$32.88	$33.54

Investment Activities:
Net investment income (loss)(a)	(0.04)	0.05	0.07	(0.08)	(0.12)	(0.23)
Net realized and unrealized gains (losses) on investments	(0.54)	3.75	(8.41)	(2.27)	5.71	1.59

Total income (loss) from investment activities	(0.58)	3.80	(8.34)	(2.35)	5.59	1.36

Distributions to Shareholders From:
Net investment income	(0.02)	(0.05)	—	—	—	—
Net realized gains on investments	—	—	(1.84)	(5.48)	(1.83)	(2.02)

Total Distributions	(0.02)	(0.05)	(1.84)	(5.48)	(1.83)	(2.02)

Net Asset Value, End of Period	$21.78	$22.38	$18.63	$28.81	$36.64	$32.88

Total Return	(2.59)% (b)	20.40%	(30.68)%	(7.22)%	17.43%	4.00%
Ratios to Average Net Assets:
Gross expenses(c)	1.88%	2.03%	1.93%	1.76%	1.79%	1.91%
Net expenses(c)	1.68%	1.67%	1.63%	1.63%	1.75%	1.91%
Net Investment income (loss)(c)	(0.30)%	0.25%	0.28%	(0.21)%	(0.34)%	(0.69)%

Supplemental Data:
Net assets, end of period (000’s)	$21,464	$21,301	$18,853	$31,970	$102,760	$62,820
Portfolio turnover rate(d)	213% (b)	385%	459%	291%	436%	573%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

10 :: ProFund VP Japan :: Financial Statements

Investment Objective:   The ProFund VP Japan seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Nikkei 225 Stock Average.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2010

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	101%

Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings
The ProFund VP Japan primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Nikkei 225 Stock Average - Composition
% of Index

Industrial	26%
Consumer Cyclical	21%
Consumer Non-Cyclical	19%
Technology	11%
Communications	9%
Basic Materials	6%
Financial	6%
Utilities	1%
Energy	1%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements (88.2%)
	Principal
	Amount	Value

Bank of America, 0.00%, 7/1/10, dated 6/30/10, with a repurchase price of $1,672,000 (Collateralized by $1,593,900 U.S. Treasury Notes, 3.63%, 8/15/19, market value $1,705,473)	$1,672,000	$1,672,000
Deutsche Bank, 0.00%, 7/1/10, dated 6/30/10, with a repurchase price of $1,672,000 (Collateralized by $1,709,000 Federal National Mortgage Association, 0.28%‡, 1/24/11, market value $1,706,323)	1,672,000	1,672,000
HSBC, 0.00%, 7/1/10, dated 6/30/10, with a repurchase price of $1,672,000 (Collateralized by $1,705,000 Federal Home Loan Bank, 0.65%, 5/19/11, market value $1,706,523)	1,672,000	1,672,000
UBS, 0.00%, 7/1/10, dated 6/30/10, with a repurchase price of $1,672,000 (Collateralized by $1,551,000 Federal National Mortgage Association, 5.25%, 8/1/12, market value $1,706,100)	1,672,000	1,672,000
UMB, 0.00%, 7/1/10, dated 6/30/10, with a repurchase price of $1,672,000 (Collateralized by $1,686,000 U.S. Treasury Notes, 2.38%, 8/31/10, market value $1,705,442)	1,672,000	1,672,000

TOTAL REPURCHASE AGREEMENTS
(Cost $8,360,000)		$8,360,000

TOTAL INVESTMENT SECURITIES
(Cost $8,360,000)—88.2%		8,360,000
Net other assets (liabilities)—11.8%		1,116,399

NET ASSETS—100.0%		$9,476,399

‡	Represents the effective yield or interest rate in effect at June 30, 2010.

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

Nikkei 225 Futures Contract expiring 9/10/10 (Underlying notional amount at value $9,527,500)	206	$(317,162)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Japan :: 11

Statement of Assets and Liabilities (unaudited) :: June 30, 2010

Assets:
Total Investment Securities, at cost	$8,360,000

Repurchase agreements, at value	8,360,000

Total Investment Securities, at value	8,360,000
Cash	10,914
Segregated cash balances with brokers for futures contracts	1,251,450
Prepaid expenses	155

Total Assets	9,622,519

Liabilities:
Payable for capital shares redeemed	21,968
Variation margin on futures contracts	103,000
Advisory fees payable	5,371
Management services fees payable	716
Administration fees payable	342
Administrative services fees payable	3,334
Distribution fees payable	2,519
Transfer agency fees payable	1,166
Fund accounting fees payable	742
Compliance services fees payable	61
Other accrued expenses	6,901

Total Liabilities	146,120

Net Assets	$9,476,399

Net Assets consist of:
Capital	$25,569,032
Accumulated net investment income (loss)	(102,962)
Accumulated net realized gains (losses) on investments	(15,672,509)
Net unrealized appreciation (depreciation) on investments	(317,162)

Net Assets	$9,476,399

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	812,822

Net Asset Value (offering and redemption price per share)	$11.66

Statement of Operations (unaudited) :: For the six months ended June 30, 2010

Investment Income:
Interest	$4,801

Expenses:
Advisory fees	48,109
Management services fees	6,414
Administration fees	2,580
Transfer agency fees	3,724
Administrative services fees	21,912
Distribution fees	16,036
Custody fees	1,214
Fund accounting fees	4,997
Trustee fees	83
Compliance services fees	56
Other fees	7,655

Total Gross Expenses before reductions	112,780
Less Expenses reduced by the Advisor	(5,017)

Total Net Expenses	107,763

Net Investment Income (Loss)	(102,962)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on futures contracts	(736,554)
Change in net unrealized appreciation/depreciation on investments	(1,058,015)

Net Realized and Unrealized Gains (Losses) on Investments	(1,794,569)

Change in Net Assets Resulting from Operations	$(1,897,531)

See accompanying notes to the financial statements.

12 :: ProFund VP Japan :: Financial Statements

Statements of Changes in Net Assets

	For the
	six months ended	For the
	June 30, 2010	Year ended
	(unaudited)	December 31, 2009

From Investment Activities:
Operations:
Net investment income (loss)	$(102,962)	$(164,780)
Net realized gains (losses) on investments	(736,554)	190,104
Change in net unrealized appreciation/depreciation on investments	(1,058,015)	285,682

Change in net assets resulting from operations	(1,897,531)	311,006

Distributions to Shareholders From:
Net investment income	—	(65,646)

Change in net assets resulting from distributions	—	(65,646)

Capital Transactions:
Proceeds from shares issued	17,357,532	49,740,556
Dividends reinvested	—	65,646
Value of shares redeemed	(20,479,209)	(46,948,867)

Change in net assets resulting from capital transactions	(3,121,677)	2,857,335

Change in net assets	(5,019,208)	3,102,695
Net Assets:
Beginning of period	14,495,607	11,392,912

End of period	$9,476,399	$14,495,607

Accumulated net investment income (loss)	$(102,962)	$—

Share Transactions:
Issued	1,278,155	3,928,525
Reinvested	—	4,859
Redeemed	(1,529,639)	(3,786,935)

Change in shares	(251,484)	146,449

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Japan :: 13

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the
	six months ended	For the	For the	For the	For the	For the
	June 30, 2010	Year ended	year ended	year ended	year ended	Year ended
	(unaudited)	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$13.62	$12.41	$24.18	$28.59	$39.15	$27.62

Investment Activities:
Net investment income (loss)(a)	(0.11)	(0.20)	0.09	0.98	1.10	0.49
Net realized and unrealized gains (losses) on investments	(1.85)	1.48	(9.30)	(3.76)	1.77	11.04

Total income (loss) from investment activities	(1.96)	1.28	(9.21)	(2.78)	2.87	11.53

Distributions to Shareholders From:
Net investment income	—	(0.07)	(2.56)	(1.63)	(0.44)	—
Net realized gains on investments	—	—	—	—	(12.99)	—

Total distributions	—	(0.07)	(2.56)	(1.63)	(13.43)	—

Net Asset Value, End of Period	$11.66	$13.62	$12.41	$24.18	$28.59	$39.15

Total Return	(14.39)% (b)	10.33%	(40.84)%	(9.99)%	10.86%	41.78%

Ratios to Average Net Assets:
Gross expenses(c)	1.76%	1.80%	1.72%	1.68%	1.73%	1.83%
Net expenses(c)	1.68%	1.67%	1.63%	1.63%	1.70%	1.83%
Net investment income (loss)(c)	(1.61)%	(1.59)%	0.46%	3.44%	3.06%	1.52%

Supplemental Data:
Net assets, end of period (000’s)	$9,476	$14,496	$11,393	$25,102	$68,027	$129,155
Portfolio turnover rate(d)	—	—	—	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

14 :: ProFund VP UltraMid-Cap :: Financial Statements

Investment Objective:   The ProFund VP UltraMid-Cap seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P MidCap 400 Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2010

Market Exposure
Investment Type	% of Net Assets

Equity Securities	63%
Futures Contracts	33%
Swap Agreements	106%

Total Exposure	202%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

New York Community Bancorp	0.5%
Newfield Exploration Co.	0.5%
Vertex Pharmaceuticals, Inc.	0.5%
Edwards Lifesciences Corp.	0.5%
Cree Research, Inc.	0.5%

S&P MidCap 400 Index - Composition
% of Index

Consumer Non-Cyclical	21%
Financial	20%
Industrial	18%
Consumer Cyclical	13%
Technology	8%
Utilities	6%
Communications	5%
Energy	5%
Basic Materials	4%

Schedule of Portfolio Investments (unaudited)

Common Stocks (62.8%)
	Shares	Value

99 Cents Only Stores* (Retail)	590	$8,732
Aaron’s, Inc. (Commercial Services)	1,180	20,143
ACI Worldwide, Inc.* (Software)	472	9,190
Acuity Brands, Inc. (Miscellaneous Manufacturing)	590	21,464
Acxiom Corp.* (Software)	1,180	17,334
ADC Telecommunications, Inc.* (Telecommunications)	1,416	10,493
ADTRAN, Inc. (Telecommunications)	826	22,525
Advance Auto Parts, Inc. (Retail)	1,298	65,134
Advent Software, Inc.* (Software)	236	11,083
Aecom Technology Corp.* (Engineering & Construction)	1,652	38,095
Aeropostale, Inc.* (Retail)	1,298	37,175
Affiliated Managers Group, Inc.* (Diversified Financial Services)	590	35,854
Affymetrix, Inc.* (Biotechnology)	1,062	6,266
AGCO Corp.* (Machinery-Diversified)	1,298	35,007
AGL Resources, Inc. (Gas)	1,062	38,041
AirTran Holdings, Inc.* (Airlines)	2,006	9,729
Alaska Air Group, Inc.* (Airlines)	472	21,216
Albemarle Corp. (Chemicals)	1,298	51,544
Alberto-Culver Co. (Cosmetics/Personal Care)	1,180	31,966
Alexander & Baldwin, Inc. (Transportation)	590	17,570
Alexandria Real Estate Equities, Inc. (REIT)	590	37,388
Alliance Data Systems Corp.* (Commercial Services)	708	42,140
Alliant Energy Corp. (Electric)	1,652	52,434
Alliant Techsystems, Inc.* (Aerospace/Defense)	472	29,292
AMB Property Corp. (REIT)	2,478	58,753
American Eagle Outfitters, Inc. (Retail)	3,068	36,049
American Financial Group, Inc. (Insurance)	1,062	29,014
American Greetings Corp.—Class A (Household Products/Wares)	590	11,068
AmeriCredit Corp.* (Diversified Financial Services)	1,416	25,800
Ametek, Inc. (Electrical Components & Equipment)	1,534	61,590
AnnTaylor Stores Corp.* (Retail)	826	13,439
ANSYS, Inc.* (Software)	1,298	52,660
AOL, Inc.* (Internet)	1,534	31,892
Apollo Investment Corp. (Investment Companies)	2,832	26,423
AptarGroup, Inc. (Miscellaneous Manufacturing)	944	35,702
Aqua America, Inc. (Water)	2,006	35,466
Arch Coal, Inc. (Coal)	2,360	46,752
Arrow Electronics, Inc.* (Electronics)	1,770	39,559
Arthur J. Gallagher & Co. (Insurance)	1,534	37,399
Ashland, Inc. (Chemicals)	1,180	54,776
Associated Banc-Corp (Banks)	2,596	31,827
Astoria Financial Corp. (Savings & Loans)	1,180	16,237
Atmel Corp.* (Semiconductors)	6,844	32,851
Atmos Energy Corp. (Gas)	1,298	35,098
Atwood Oceanics, Inc.* (Oil & Gas)	826	21,080
Avnet, Inc.* (Electronics)	2,242	54,055
Bally Technologies, Inc.* (Entertainment)	826	26,754
BancorpSouth, Inc. (Banks)	1,062	18,989
Bank of Hawaii Corp. (Banks)	708	34,232
Barnes & Noble, Inc. (Retail)	590	7,611
BE Aerospace, Inc.* (Aerospace/Defense)	1,534	39,010
Beckman Coulter, Inc. (Healthcare-Products)	944	56,914
Bill Barrett Corp.* (Oil & Gas)	472	14,523
Bio-Rad Laboratories, Inc.—Class A* (Biotechnology)	236	20,412
BJ’s Wholesale Club, Inc.* (Retail)	708	26,203
Black Hills Corp. (Electric)	590	16,797
Bob Evans Farms, Inc. (Retail)	354	8,715
BorgWarner, Inc.* (Auto Parts & Equipment)	1,770	66,092
Boyd Gaming Corp.* (Lodging)	826	7,013
BRE Properties, Inc.—Class A (REIT)	826	30,504
Brinker International, Inc. (Retail)	1,534	22,182
Broadridge Financial Solutions, Inc. (Software)	2,006	38,214
Brown & Brown, Inc. (Insurance)	1,770	33,878
Bucyrus International, Inc.—Class A (Machinery-Construction & Mining)	1,180	55,991
Burger King Holdings, Inc. (Retail)	1,298	21,858
Cabot Corp. (Chemicals)	944	22,760
Cadence Design Systems, Inc.* (Computers)	4,012	23,229
Camden Property Trust (REIT)	944	38,562
Career Education Corp.* (Commercial Services)	944	21,731
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	826	29,843
Carpenter Technology Corp. (Iron/Steel)	590	19,370
Cathay Bancorp, Inc. (Banks)	1,180	12,189

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraMid-Cap :: 15

Common Stocks, continued
	Shares	Value

Charles River Laboratories International, Inc.* (Biotechnology)	944	$32,294
Cheesecake Factory, Inc.* (Retail)	826	18,387
Chico’s FAS, Inc. (Retail)	2,596	25,648
Chipotle Mexican Grill, Inc.—Class A* (Retail)	472	64,574
Church & Dwight, Inc. (Household Products/Wares)	1,062	66,598
Ciena Corp.* (Telecommunications)	1,298	16,459
Cimarex Energy Co. (Oil & Gas)	1,180	84,464
Cincinnati Bell, Inc.* (Telecommunications)	2,950	8,880
City National Corp. (Banks)	590	30,226
Clean Harbors, Inc.* (Environmental Control)	236	15,673
Cleco Corp. (Electric)	826	21,815
Coldwater Creek, Inc.* (Retail)	826	2,775
Collective Brands, Inc.* (Retail)	944	14,915
Commerce Bancshares, Inc. (Banks)	1,062	38,221
Commercial Metals Co. (Metal Fabricate/Hardware)	1,652	21,839
Commscope, Inc.* (Telecommunications)	1,416	33,658
Community Health Systems, Inc.* (Healthcare-Services)	1,416	47,875
Comstock Resources, Inc.* (Oil & Gas)	708	19,626
Con-way, Inc. (Transportation)	708	21,254
Convergys Corp.* (Commercial Services)	1,770	17,364
Copart, Inc.* (Retail)	944	33,805
CoreLogic, Inc. (Commercial Services)	1,534	27,090
Corinthian Colleges, Inc.* (Commercial Services)	1,298	12,785
Corn Products International, Inc. (Food)	1,062	32,179
Corporate Office Properties Trust (REIT)	826	31,190
Corrections Corp. of America* (Commercial Services)	1,652	31,520
Cousins Properties, Inc. (REIT)	1,560	10,517
Covance, Inc.* (Healthcare-Services)	944	48,446
Crane Co. (Miscellaneous Manufacturing)	708	21,389
Cree Research, Inc.* (Semiconductors)	1,534	92,086
Cullen/Frost Bankers, Inc. (Banks)	826	42,456
Cytec Industries, Inc. (Chemicals)	708	28,313
Deluxe Corp. (Commercial Services)	708	13,275
Dick’s Sporting Goods, Inc.* (Retail)	1,298	32,307
Diebold, Inc. (Computers)	944	25,724
Digital River, Inc.* (Internet)	590	14,107
Dollar Tree, Inc.* (Retail)	1,770	73,685
Donaldson Co., Inc. (Miscellaneous Manufacturing)	1,062	45,294
DPL, Inc. (Electric)	1,770	42,303
DreamWorks Animation SKG, Inc.—Class A* (Entertainment)	1,062	30,320
Dress Barn, Inc.* (Retail)	826	19,667
DST Systems, Inc. (Computers)	472	17,058
Duke-Weeks Realty Corp. (REIT)	3,540	40,179
Dynegy, Inc.* (Electric)	1,416	5,452
Eaton Vance Corp. (Diversified Financial Services)	1,770	48,870
Edwards Lifesciences Corp.* (Healthcare-Products)	1,652	92,545
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	1,652	36,047
Energen Corp. (Gas)	1,062	47,078
Energizer Holdings, Inc.* (Electrical Components & Equipment)	944	47,464
Equinix, Inc.* (Internet)	590	47,920
Equity One, Inc. (REIT)	472	7,363
Essex Property Trust, Inc. (REIT)	354	34,529
Everest Re Group, Ltd. (Insurance)	826	58,415
Exterran Holdings, Inc.* (Oil & Gas Services)	944	24,365
F5 Networks, Inc.* (Internet)	1,180	80,913
FactSet Research Systems, Inc. (Computers)	590	39,524
Fair Isaac Corp. (Software)	590	12,856
Fairchild Semiconductor International, Inc.* (Semiconductors)	1,888	15,878
Federal Realty Investment Trust (REIT)	826	58,043
Fidelity National Title Group, Inc.—Class A (Insurance)	3,422	44,452
First American Financial Corp. (Insurance)	1,534	19,451
First Niagara Financial Group, Inc. (Savings & Loans)	3,068	38,442
FirstMerit Corp. (Banks)	1,534	26,277
Flowers Foods, Inc. (Food)	1,062	25,945
Foot Locker, Inc. (Retail)	2,360	29,783
Forest Oil Corp.* (Oil & Gas)	1,652	45,199
Fossil, Inc.* (Household Products/Wares)	708	24,568
Frontier Oil Corp. (Oil & Gas)	1,534	20,632
FTI Consulting, Inc.* (Commercial Services)	708	30,862
Fulton Financial Corp. (Banks)	2,950	28,468
Gardner Denver, Inc. (Machinery-Diversified)	708	31,570
Gartner Group, Inc.* (Commercial Services)	826	19,205
GATX Corp. (Trucking & Leasing)	590	15,741
Gen-Probe, Inc.* (Healthcare-Products)	708	32,157
Gentex Corp. (Electronics)	2,006	36,068
Global Payments, Inc. (Software)	1,180	43,117
Graco, Inc. (Machinery-Diversified)	826	23,285
Granite Construction, Inc. (Engineering & Construction)	472	11,130
Great Plains Energy, Inc. (Electric)	2,006	34,142
Green Mountain Coffee Roasters, Inc.* (Beverages)	1,534	39,424
Greenhill & Co., Inc. (Diversified Financial Services)	236	14,427
Greif, Inc.—Class A (Packaging & Containers)	472	26,215
GUESS?, Inc. (Apparel)	826	25,804
Hanesbrands, Inc.* (Apparel)	1,416	34,069
Hanover Insurance Group, Inc. (Insurance)	590	25,665
Hansen Natural Corp.* (Beverages)	1,062	41,535
Harsco Corp. (Miscellaneous Manufacturing)	1,180	27,730
Harte-Hanks, Inc. (Advertising)	472	4,932
Hawaiian Electric Industries, Inc. (Electric)	1,298	29,568
HCC Insurance Holdings, Inc. (Insurance)	1,652	40,904
Health Management Associates, Inc.—Class A* (Healthcare-Services)	3,658	28,423
Health Net, Inc.* (Healthcare-Services)	1,416	34,508
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	1,298	13,979
Henry Schein, Inc.* (Healthcare-Products)	1,298	71,260
Herman Miller, Inc. (Office Furnishings)	826	15,587
Hewitt Associates, Inc.* (Commercial Services)	1,180	40,663
Highwoods Properties, Inc. (REIT)	1,062	29,481
Hill-Rom Holdings, Inc. (Healthcare-Products)	944	28,726
HNI Corp. (Office Furnishings)	590	16,278
Hologic, Inc.* (Healthcare-Products)	3,894	54,243
Hospitality Properties Trust (REIT)	1,770	37,347
Hubbell, Inc.—Class B (Electrical Components & Equipment)	826	32,784
IDACORP, Inc. (Electric)	708	23,555
IDEX Corp. (Machinery-Diversified)	1,180	33,713
IDEXX Laboratories, Inc.* (Healthcare-Products)	826	50,303
Immucor, Inc.* (Healthcare-Products)	944	17,983
Informatica Corp.* (Software)	1,298	30,996
Ingram Micro, Inc.—Class A* (Distribution/Wholesale)	2,478	37,641
Integrated Device Technology, Inc.* (Semiconductors)	2,360	11,682
International Bancshares Corp. (Banks)	708	11,817
International Rectifier Corp.* (Semiconductors)	1,062	19,764
International Speedway Corp. (Entertainment)	354	9,119
Intersil Corp.—Class A (Semiconductors)	1,770	21,435
Intrepid Potash, Inc.* (Chemicals)	590	11,546
Itron, Inc.* (Electronics)	590	36,474
ITT Educational Services, Inc.* (Commercial Services)	354	29,389
J. Crew Group, Inc.* (Retail)	826	30,405
J.B. Hunt Transport Services, Inc. (Transportation)	1,298	42,406

See accompanying notes to the financial statements.

16 :: ProFund VP UltraMid-Cap :: Financial Statements

Common Stocks, continued
	Shares	Value

Jack Henry & Associates, Inc. (Computers)	1,180	$28,178
Jefferies Group, Inc. (Diversified Financial Services)	1,770	37,312
JetBlue Airways Corp.* (Airlines)	3,068	16,843
John Wiley & Sons, Inc. (Media)	590	22,815
Jones Lang LaSalle, Inc. (Real Estate)	590	38,728
Joy Global, Inc. (Machinery-Construction & Mining)	1,534	76,838
Kansas City Southern Industries, Inc.* (Transportation)	1,534	55,761
KB Home (Home Builders)	1,062	11,682
KBR, Inc. (Engineering & Construction)	2,360	48,002
Kennametal, Inc. (Hand/Machine Tools)	1,180	30,007
Kindred Healthcare, Inc.* (Healthcare-Services)	590	7,576
Kinetic Concepts, Inc.* (Healthcare-Products)	826	30,157
Kirby Corp.* (Transportation)	708	27,081
Korn/Ferry International* (Commercial Services)	590	8,201
Lam Research Corp.* (Semiconductors)	1,888	71,857
Lamar Advertising Co.* (Advertising)	708	17,360
Lancaster Colony Corp. (Miscellaneous Manufacturing)	236	12,593
Landstar System, Inc. (Transportation)	708	27,605
Lender Processing Services, Inc. (Diversified Financial Services)	1,416	44,335
Lennox International, Inc. (Building Materials)	708	29,432
Liberty Property Trust (REIT)	1,652	47,660
Life Time Fitness, Inc.* (Leisure Time)	590	18,756
LifePoint Hospitals, Inc.* (Healthcare-Services)	826	25,936
Lincare Holdings, Inc.* (Healthcare-Services)	1,416	46,034
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	590	30,084
LKQ Corp.* (Distribution/Wholesale)	2,124	40,951
Louisiana-Pacific Corp.* (Forest Products & Paper)	1,888	12,631
Lubrizol Corp. (Chemicals)	944	75,813
M.D.C. Holdings, Inc. (Home Builders)	472	12,720
Mack-Cali Realty Corp. (REIT)	1,180	35,081
Manpower, Inc. (Commercial Services)	1,180	50,952
ManTech International Corp.—Class A* (Software)	236	10,047
Mariner Energy, Inc.* (Oil & Gas)	1,534	32,950
Martin Marietta Materials (Building Materials)	590	50,038
Masimo Corp. (Healthcare-Products)	708	16,857
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	354	10,365
MDU Resources Group, Inc. (Electric)	2,832	51,061
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	826	18,073
Mednax, Inc.* (Healthcare-Services)	708	39,372
Mentor Graphics Corp.* (Computers)	1,534	13,576
Mercury General Corp. (Insurance)	472	19,560
Mettler Toledo International, Inc.* (Electrical Components & Equipment)	472	52,689
Micros Systems, Inc.* (Computers)	1,180	37,607
Mine Safety Appliances Co. (Environmental Control)	354	8,772
Minerals Technologies, Inc. (Chemicals)	236	11,219
Mohawk Industries, Inc.* (Textiles)	826	37,798
MSC Industrial Direct Co.—Class A (Retail)	590	29,889
MSCI, Inc.—Class A* (Software)	1,652	45,265
National Fuel Gas Co. (Pipelines)	1,180	54,138
National Instruments Corp. (Computers)	826	26,250
Nationwide Health Properties, Inc. (REIT)	1,770	63,313
Navigant Consulting Co.* (Commercial Services)	708	7,349
NBTY, Inc.* (Pharmaceuticals)	944	32,105
NCR Corp.* (Computers)	2,360	28,603
Netflix, Inc.* (Internet)	590	64,103
NeuStar, Inc.* (Telecommunications)	1,062	21,898
New York Community Bancorp (Savings & Loans)	6,490	99,102
NewAlliance Bancshares, Inc. (Savings & Loans)	1,534	17,196
Newfield Exploration Co.* (Oil & Gas)	2,006	98,013
NewMarket Corp. (Chemicals)	118	10,304
Nordson Corp. (Machinery-Diversified)	472	26,470
NSTAR (Electric)	1,534	53,690
NV Energy, Inc. (Electric)	3,540	41,807
NVR, Inc.* (Home Builders)	118	77,294
Oceaneering International, Inc.* (Oil & Gas Services)	826	37,087
OGE Energy Corp. (Electric)	1,416	51,769
Old Republic International Corp. (Insurance)	3,540	42,940
Olin Corp. (Chemicals)	1,180	21,346
OMEGA Healthcare Investors, Inc. (REIT)	1,298	25,869
Omnicare, Inc. (Pharmaceuticals)	1,770	41,949
Oshkosh Truck Corp.* (Auto Manufacturers)	1,298	40,446
Overseas Shipholding Group, Inc. (Transportation)	354	13,112
Owens & Minor, Inc. (Distribution/Wholesale)	944	26,791
Packaging Corp. of America (Packaging & Containers)	1,534	33,779
PacWest Bancorp (Banks)	354	6,482
Palm, Inc.* (Computers)	2,478	14,100
Panera Bread Co.—Class A* (Retail)	472	35,537
Parametric Technology Corp.* (Software)	1,652	25,887
Patriot Coal Corp.* (Coal)	1,062	12,479
Patterson-UTI Energy, Inc. (Oil & Gas)	2,242	28,855
Pentair, Inc. (Miscellaneous Manufacturing)	1,416	45,595
Perrigo Co. (Pharmaceuticals)	1,180	69,703
PetSmart, Inc. (Retail)	1,770	53,401
Pharmaceutical Product Development, Inc. (Commercial Services)	1,770	44,976
Phillips-Van Heusen Corp. (Apparel)	826	38,219
Plains Exploration & Production Co.* (Oil & Gas)	2,006	41,344
Plantronics, Inc. (Telecommunications)	708	20,249
PNM Resources, Inc. (Electric)	1,298	14,512
Polycom, Inc.* (Telecommunications)	1,180	35,152
Potlatch Corp. (Forest Products & Paper)	590	21,081
Pride International, Inc.* (Oil & Gas)	2,596	57,995
Prosperity Bancshares, Inc. (Banks)	590	20,503
Protective Life Corp. (Insurance)	1,180	25,240
Psychiatric Solutions, Inc.* (Healthcare-Services)	826	27,027
Quest Software, Inc.* (Software)	826	14,901
Questar Corp.* (Gas)	2,478	40,020
Quicksilver Resources, Inc.* (Oil & Gas)	1,770	19,470
Ralcorp Holdings, Inc.* (Food)	826	45,265
Raymond James Financial Corp. (Diversified Financial Services)	1,416	34,961
Rayonier, Inc. (Forest Products & Paper)	1,180	51,944
Realty Income Corp. (REIT)	1,534	46,526
Regal-Beloit Corp. (Hand/Machine Tools)	472	26,328
Regency Centers Corp. (REIT)	1,180	40,592
Regis Corp. (Retail)	826	12,861
Reinsurance Group of America, Inc. (Insurance)	1,062	48,544
Reliance Steel & Aluminum Co. (Iron/Steel)	944	34,126
Rent-A-Center, Inc.* (Commercial Services)	944	19,125
ResMed, Inc.* (Healthcare-Products)	1,062	64,580
RF Micro Devices, Inc.* (Telecommunications)	4,012	15,687
Rock-Tenn Co.—Class A (Forest Products & Paper)	472	23,444
Rollins, Inc. (Commercial Services)	590	12,207
Rovi Corp.* (Semiconductors)	1,534	58,154
RPM, Inc. (Chemicals)	1,888	33,682
Ruddick Corp. (Food)	590	18,284
Saks, Inc.* (Retail)	2,360	17,912
Scholastic Corp. (Media)	354	8,538
Scientific Games Corp.—Class A* (Entertainment)	944	8,685
SEI Investments Co. (Software)	1,888	38,440
Semtech Corp.* (Semiconductors)	826	13,522
Senior Housing Properties Trust (REIT)	1,888	37,968
Sensient Technologies Corp. (Chemicals)	708	18,358
Service Corp. International (Commercial Services)	3,776	27,942
Shaw Group, Inc.* (Engineering & Construction)	1,180	40,380

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraMid-Cap :: 17

Common Stocks, continued
	Shares	Value

Silgan Holdings, Inc. (Packaging & Containers)	708	$20,093
Silicon Laboratories, Inc.* (Semiconductors)	590	23,930
SL Green Realty Corp. (REIT)	1,062	58,452
Smithfield Foods, Inc.* (Food)	2,124	31,648
Solera Holdings, Inc. (Software)	944	34,173
Sonoco Products Co. (Packaging & Containers)	1,416	43,160
Sotheby’s (Commercial Services)	944	21,589
Southern Union Co. (Gas)	1,770	38,692
SPX Corp. (Miscellaneous Manufacturing)	708	37,389
SRA International, Inc.—Class A* (Computers)	590	11,605
StanCorp Financial Group, Inc. (Insurance)	708	28,702
Steel Dynamics, Inc. (Iron/Steel)	3,186	42,023
STERIS Corp. (Healthcare-Products)	826	25,672
Strayer Education, Inc. (Commercial Services)	118	24,531
Superior Energy Services, Inc.* (Oil & Gas Services)	1,180	22,031
SVB Financial Group* (Banks)	590	24,326
Sybase, Inc.* (Software)	1,298	83,929
Syniverse Holdings, Inc.* (Telecommunications)	944	19,305
Synopsys, Inc.* (Computers)	2,124	44,328
Synovus Financial Corp. (Banks)	11,800	29,972
TCF Financial Corp. (Banks)	1,770	29,400
Tech Data Corp.* (Distribution/Wholesale)	708	25,219
Techne Corp. (Healthcare-Products)	472	27,116
Teleflex, Inc. (Miscellaneous Manufacturing)	590	32,025
Telephone & Data Systems, Inc. (Telecommunications)	1,298	39,446
Temple-Inland, Inc. (Forest Products & Paper)	1,534	31,708
Terex Corp.* (Machinery-Construction & Mining)	1,534	28,747
The Brink’s Co. (Miscellaneous Manufacturing)	708	13,473
The Corporate Executive Board Co. (Commercial Services)	472	12,399
The Macerich Co. (REIT)	1,888	70,460
The Ryland Group, Inc. (Home Builders)	590	9,334
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	590	26,202
The Timberland Co.—Class A* (Apparel)	590	9,529
The Warnaco Group, Inc.* (Apparel)	590	21,323
Thomas & Betts Corp.* (Electronics)	708	24,568
Thor Industries, Inc. (Home Builders)	472	11,210
Thoratec Corp.* (Healthcare-Products)	826	35,295
Tibco Software, Inc.* (Internet)	2,478	29,885
Tidewater, Inc. (Oil & Gas Services)	708	27,414
Timken Co. (Metal Fabricate/Hardware)	1,180	30,668
Toll Brothers, Inc.* (Home Builders)	2,006	32,818
Tootsie Roll Industries, Inc. (Food)	354	8,372
Towers Watson & Co.—Class A (Commercial Services)	590	22,922
Tractor Supply Co. (Retail)	472	28,778
Transatlantic Holdings, Inc. (Insurance)	944	45,274
Trimble Navigation, Ltd.* (Electronics)	1,770	49,560
Trinity Industries, Inc. (Miscellaneous Manufacturing)	1,180	20,910
Trustmark Corp. (Banks)	826	17,197
Tupperware Corp. (Household Products/Wares)	944	37,618
tw telecom, Inc.* (Telecommunications)	2,242	37,397
UDR, Inc. (REIT)	2,360	45,147
UGI Corp. (Gas)	1,534	39,025
Under Armour, Inc.—Class A* (Retail)	472	15,637
Unit Corp.* (Oil & Gas)	590	23,948
United Rentals, Inc.* (Commercial Services)	826	7,698
United Therapeutics Corp.* (Pharmaceuticals)	708	34,557
Unitrin, Inc. (Insurance)	708	18,125
Universal Corp. (Agriculture)	354	14,047
Universal Health Services, Inc.—Class B (Healthcare-Services)	1,416	54,020
URS Corp.* (Engineering & Construction)	1,180	46,433
Valeant Pharmaceuticals International* (Pharmaceuticals)	944	49,362
Valley National Bancorp (Banks)	2,360	32,143
Valmont Industries, Inc. (Metal Fabricate/Hardware)	236	17,148
Valspar Corp. (Chemicals)	1,416	42,650
ValueClick, Inc.* (Internet)	1,180	12,614
VCA Antech, Inc.* (Pharmaceuticals)	1,180	29,217
Vectren Corp. (Gas)	1,180	27,919
Vertex Pharmaceuticals, Inc.* (Biotechnology)	2,950	97,055
Vishay Intertechnology, Inc.* (Electronics)	2,714	21,006
W.R. Berkley Corp. (Insurance)	1,888	49,956
Wabtec Corp. (Machinery-Diversified)	708	28,242
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	1,298	28,400
Washington Federal, Inc. (Savings & Loans)	1,652	26,729
Waste Connections, Inc.* (Environmental Control)	1,062	37,053
Webster Financial Corp. (Banks)	944	16,935
Weingarten Realty Investors (REIT)	1,534	29,223
WellCare Health Plans, Inc.* (Healthcare-Services)	590	14,007
Wendy’s/Arby’s Group, Inc.—Class A (Retail-Restaurants)	4,956	19,824
Werner Enterprises, Inc. (Transportation)	590	12,915
Westamerica Bancorp (Banks)	354	18,592
Westar Energy, Inc. (Electric)	1,652	35,700
WGL Holdings, Inc. (Gas)	708	24,093
Williams Sonoma, Inc. (Retail)	1,534	38,074
Wilmington Trust Corp. (Banks)	1,298	14,395
WMS Industries, Inc.* (Leisure Time)	708	27,789
Woodward Governor Co. (Electronics)	826	21,088
Worthington Industries, Inc. (Metal Fabricate/Hardware)	826	10,622
Zebra Technologies Corp.—Class A* (Machinery-Diversified)	826	20,956

TOTAL COMMON STOCKS
(Cost $9,096,899)		12,604,443

Repurchase Agreements (44.8%)

	Principal
	Amount

Bank of America, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $2,995,000 (Collateralized by $2,855,200 U.S. Treasury Notes, 3.63%, 8/15/19, market value $3,055,064)	$2,995,000	2,995,000
Deutsche Bank, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $439,000 (Collateralized by $450,000 Federal National Mortgage Association, 0.28%‡, 1/24/11, market value $449,295)	439,000	439,000
HSBC, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $5,393,000 (Collateralized by $5,482,000 of various U.S. Government Agency Obligations, 0.65%–1.63%, 5/19/11–5/4/12, market value $5,502,874)	5,393,000	5,393,000
UBS, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $56,000 (Collateralized by $53,000 Federal National Mortgage Association, 5.25%, 8/1/12, market value $58,300)	56,000	56,000

See accompanying notes to the financial statements.

18 :: ProFund VP UltraMid-Cap :: Financial Statements

Repurchase Agreements, continued

	Principal
	Amount	Value

UMB, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $102,000 (Collateralized by $103,200 U.S. Treasury Notes, 2.00%, 9/30/10, market value $104,179)	$102,000	$102,000

TOTAL REPURCHASE AGREEMENTS
(Cost $8,985,000)		8,985,000

TOTAL INVESTMENT SECURITIES
(Cost $18,081,899)—107.6%		21,589,443
Net other assets (liabilities)—(7.6)%		(1,523,502)

NET ASSETS—100.0%		$20,065,941

*	Non-income producing security
+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of June 30, 2010, the aggregate amount held in a segregated account was $4,340,000.

‡	Represents the effective yield or interest rate in effect at June 30, 2010.

Futures Contracts Purchased

		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini S&P MidCap 400 Futures Contract expiring 9/20/10 (Underlying notional amount at value $6,668,360)	94	$(496,522)

Swap Agreements

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400 Index	$2,484,955	$(110,894)
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400 Index	18,872,403	(944,317)

		$(1,055,211)

ProFund VP UltraMid-Cap invested in the following industries as of June 30, 2010:

		% of
	Value	Net Assets

Advertising	$22,292	0.1%
Aerospace/Defense	68,302	0.3%
Agriculture	14,047	0.1%
Airlines	47,788	0.2%
Apparel	128,944	0.6%
Auto Manufacturers	40,446	0.2%
Auto Parts & Equipment	66,092	0.3%
Banks	484,647	2.4%
Beverages	80,959	0.4%
Biotechnology	156,027	0.8%
Building Materials	79,470	0.4%
Chemicals	382,311	1.9%
Coal	59,231	0.3%
Commercial Services	566,058	2.8%
Computers	309,782	1.5%
Cosmetics/Personal Care	31,966	0.2%
Distribution/Wholesale	130,602	0.7%
Diversified Financial Services	269,959	1.3%
Electric	474,605	2.4%
Electrical Components & Equipment	194,527	1.0%
Electronics	282,378	1.4%
Engineering & Construction	184,040	0.9%
Entertainment	74,878	0.4%
Environmental Control	61,498	0.3%
Food	161,693	0.8%
Forest Products & Paper	140,808	0.7%
Gas	289,966	1.4%
Hand/Machine Tools	86,419	0.4%
Healthcare-Products	603,808	3.0%
Healthcare-Services	373,224	1.9%
Home Builders	155,058	0.8%
Household Products/Wares	166,054	0.8%
Insurance	567,519	2.8%
Internet	281,434	1.4%
Investment Companies	26,423	0.1%
Iron/Steel	95,519	0.5%
Leisure Time	46,545	0.2%
Lodging	7,013	NM
Machinery-Construction & Mining	161,576	0.8%
Machinery-Diversified	199,243	1.0%
Media	31,353	0.2%
Metal Fabricate/Hardware	80,277	0.4%
Miscellaneous Manufacturing	353,772	1.8%
Office Furnishings	31,865	0.2%
Oil & Gas	508,099	2.5%
Oil & Gas Services	124,876	0.6%
Packaging & Containers	123,247	0.6%
Pharmaceuticals	311,013	1.6%
Pipelines	54,138	0.3%
REIT	914,147	4.6%
Real Estate	38,728	0.2%
Retail	825,138	4.1%
Retail-Restaurants	19,824	0.1%
Savings & Loans	197,706	1.0%
Semiconductors	361,159	1.8%
Software	468,092	2.3%
Telecommunications	281,149	1.4%
Textiles	37,798	0.2%
Transportation	217,704	1.1%
Trucking & Leasing	15,741	0.1%
Water	35,466	0.2%
Other**	7,461,498	37.2%

Total	$20,065,941	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraMid-Cap :: 19

Statement of Assets and Liabilities (unaudited) :: June 30, 2010

Assets:
Total Investment Securities, at cost	$18,081,899

Securities, at value	12,604,443
Repurchase agreements, at value	8,985,000

Total Investment Securities, at value	21,589,443
Segregated cash balances with brokers for futures contracts	1,030,333
Dividends receivable	12,109
Receivable for capital shares issued	16
Receivable for investments sold	54,488
Prepaid expenses	421

Total Assets	22,686,810

Liabilities:
Cash overdraft	11,151
Payable for investments purchased	40,044
Payable for capital shares redeemed	1,383,590
Unrealized loss on swap agreements	1,055,211
Variation margin on futures contracts	90,722
Advisory fees payable	10,119
Management services fees payable	1,349
Administration fees payable	701
Administrative services fees payable	6,492
Distribution fees payable	5,388
Trustee fees payable	1
Transfer agency fees payable	2,695
Fund accounting fees payable	1,520
Compliance services fees payable	154
Other accrued expenses	11,732

Total Liabilities	2,620,869

Net Assets	$20,065,941

Net Assets consist of:
Capital	$41,436,107
Accumulated net investment income (loss)	(128,908)
Accumulated net realized gains (losses) on investments	(23,197,069)
Net unrealized appreciation (depreciation) on investments	1,955,811

Net Assets	$20,065,941

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,171,057

Net Asset Value (offering and redemption price per share)	$17.14

Statement of Operations (unaudited) :: For the six months ended June 30, 2010

Investment Income:
Dividends	$139,092
Interest	5,040

Total Investment Income	144,132

Expenses:
Advisory fees	121,893
Management services fees	16,252
Administration fees	5,890
Transfer agency fees	8,248
Administrative services fees	53,587
Distribution fees	40,631
Custody fees	9,035
Fund accounting fees	12,407
Trustee fees	198
Compliance services fees	130
Other fees	14,495

Total Gross Expenses before reductions	282,766
Less Expenses reduced by the Advisor	(9,726)

Total Net Expenses	273,040

Net Investment Income (Loss)	(128,908)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	783,965
Net realized gains (losses) on futures contracts	823,548
Net realized gains (losses) on swap agreements	5,695
Change in net unrealized appreciation/depreciation on investments	(2,382,277)

Net Realized and Unrealized Gains (Losses) on Investments	(769,069)

Change in Net Assets Resulting from Operations	$(897,977)

See accompanying notes to the financial statements.

20 :: ProFund VP UltraMid-Cap :: Financial Statements

Statements of Changes in Net Assets

	For the
	six months ended	For the
	June 30, 2010	year ended
	(unaudited)	December 31, 2009

From Investment Activities:
Operations:
Net investment income (loss)	$(128,908)	$(124,965)
Net realized gains (losses) on investments	1,613,208	5,862,996
Change in net unrealized appreciation/depreciation on investments	(2,382,277)	1,063,018

Change in net assets resulting from operations	(897,977)	6,801,049

Distributions to Shareholders From:
Net investment income	—	(12,162)

Change in net assets resulting from distributions	—	(12,162)

Capital Transactions:
Proceeds from shares issued	225,122,077	244,905,847
Dividends reinvested	—	12,162
Value of shares redeemed	(234,616,026)	(244,311,301)

Change in net assets resulting from capital transactions	(9,493,949)	606,708

Change in net assets	(10,391,926)	7,395,595
Net Assets:
Beginning of period	30,457,867	23,062,272

End of period	$20,065,941	$30,457,867

Accumulated net investment income (loss)	$(128,908)	$—

Share Transactions:
Issued	11,239,289	18,713,766
Reinvested	—	705
Redeemed	(11,727,215)	(19,137,206)

Change in shares	(487,926)	(422,735)

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP UltraMid-Cap :: 21

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the
	six months ended	For the	For the	For the	For the	For the
	June 30, 2010	year ended	year ended	year ended	year ended	year ended
	(unaudited)	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$18.36	$11.08	$34.48	$33.34	$37.93	$35.37

Investment Activities:
Net investment income (loss)(a)	(0.08)	(0.09)	0.01	0.18	0.13	(0.09)
Net realized and unrealized gains (losses) on investments	(1.14)	7.38	(23.09)	1.84	2.96	6.29

Total income (loss) from investment activities	(1.22)	7.29	(23.08)	2.02	3.09	6.20

Distributions to Shareholders From:
Net investment income	—	(0.01)	(0.32)	(0.10)	—	—
Net realized gains on investments	—	—	—	(0.78)	(7.68)	(3.64)

Total distributions	—	(0.01)	(0.32)	(0.88)	(7.68)	(3.64)

Net Asset Value, End of Period	$17.14	$18.36	$11.08	$34.48	$33.34	$37.93

Total Return	(6.64)% (b)	65.79%	(67.48)%	6.00%	10.64%	17.89%

Ratios to Average Net Assets:
Gross expenses(c)	1.74%	1.84%	1.77%	1.69%	1.76%	1.91%
Net expenses(c)	1.68%	1.67%	1.63%	1.63%	1.73%	1.91%
Net investment income (loss)(c)	(0.79)%	(0.66)%	0.04%	0.47%	0.34%	(0.25)%

Supplemental Data:
Net assets, end of period (000’s)	$20,066	$30,458	$23,062	$65,251	$79,619	$87,717
Portfolio turnover rate(d)	150% (b)	283%	496%	501%	612%	692%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

22 :: ProFund VP Oil & Gas :: Financial Statements

Investment Objective:   The ProFund VP Oil & Gas seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Oil & Gas Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2010

Market Exposure
Investment Type	% of Net Assets

Equity Securities	94%

Total Exposure	94%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Exxon Mobil Corp.	23.8%
Chevron Corp.	12.0%
ConocoPhillips	6.0%
Schlumberger, Ltd.	5.8%
Occidental Petroleum Corp.	4.5%

Dow Jones U.S. Oil & Gas Index - Composition
% of Index

Oil and Gas Producers	77%
Oil Equipment, Services and Distribution	22%
Alternative Energy	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (94.1%)
	Shares	Value

Anadarko Petroleum Corp. (Oil & Gas)	25,594	$923,687
Apache Corp. (Oil & Gas)	17,190	1,447,226
Arena Resources, Inc.* (Oil & Gas)	1,910	60,929
Atlas Energy, Inc.* (Oil & Gas)	4,202	113,748
Atwood Oceanics, Inc.* (Oil & Gas)	2,674	68,241
Baker Hughes, Inc. (Oil & Gas Services)	21,774	905,145
Berry Petroleum Co.—Class A (Oil & Gas)	2,292	58,950
Bill Barrett Corp.* (Oil & Gas)	2,292	70,525
Brigham Exploration Co.* (Oil & Gas)	6,112	94,003
Bristow Group, Inc.* (Transportation)	1,910	56,154
Cabot Oil & Gas Corp. (Oil & Gas)	5,348	167,499
Cameron International Corp.* (Oil & Gas Services)	12,606	409,947
Carrizo Oil & Gas, Inc.* (Oil & Gas)	1,528	23,730
Chart Industries, Inc.* (Machinery-Diversified)	1,528	23,806
Chesapeake Energy Corp. (Oil & Gas)	33,234	696,252
Chevron Corp. (Oil & Gas)	103,140	6,999,080
Cimarex Energy Co. (Oil & Gas)	4,202	300,779
Complete Production Services, Inc.* (Oil & Gas Services)	3,438	49,163
Comstock Resources, Inc.* (Oil & Gas)	2,292	63,534
Concho Resources, Inc.* (Oil & Gas)	3,820	211,361
ConocoPhillips (Oil & Gas)	71,434	3,506,695
Continental Resources, Inc.* (Oil & Gas)	1,528	68,179
Core Laboratories N.V. (Oil & Gas Services)	1,146	169,161
Denbury Resources, Inc.* (Oil & Gas)	20,628	301,994
Devon Energy Corp. (Oil & Gas)	21,392	1,303,201
Diamond Offshore Drilling, Inc. (Oil & Gas)	3,438	213,809
Dresser-Rand Group, Inc.* (Oil & Gas Services)	4,202	132,573
Drill-Quip, Inc.* (Oil & Gas Services)	1,528	67,263
El Paso Corp. (Pipelines)	36,290	403,182
Energen Corp. (Gas)	3,820	169,341
EOG Resources, Inc. (Oil & Gas)	12,988	1,277,630
EXCO Resources, Inc. (Oil & Gas)	8,786	128,363
Exterran Holdings, Inc.* (Oil & Gas Services)	3,056	78,875
Exxon Mobil Corp. (Oil & Gas)	243,334	13,887,071
First Solar, Inc.* (Energy-Alternate Sources)	2,292	260,898
FMC Technologies, Inc.* (Oil & Gas Services)	6,112	321,858
Forest Oil Corp.* (Oil & Gas)	5,730	156,773
Frontier Oil Corp. (Oil & Gas)	5,348	71,931
Global Industries, Ltd.* (Oil & Gas Services)	5,348	24,013
Halliburton Co. (Oil & Gas Services)	45,840	1,125,372
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	4,966	53,484
Helmerich & Payne, Inc. (Oil & Gas)	4,966	181,358
Hess Corp. (Oil & Gas)	15,280	769,195
Holly Corp. (Oil & Gas)	2,292	60,921
Key Energy Services, Inc.* (Oil & Gas Services)	6,494	59,615
Marathon Oil Corp. (Oil & Gas)	36,672	1,140,133
Mariner Energy, Inc.* (Oil & Gas)	5,348	114,875
Murphy Oil Corp. (Oil & Gas)	9,932	492,131
Nabors Industries, Ltd.* (Oil & Gas)	14,516	255,772
National-Oilwell Varco, Inc. (Oil & Gas Services)	21,392	707,433
Newfield Exploration Co.* (Oil & Gas)	6,876	335,961
Noble Corp. (Oil & Gas)	13,370	413,267
Noble Energy, Inc. (Oil & Gas)	8,786	530,059
Occidental Petroleum Corp. (Oil & Gas)	33,998	2,622,946
Oceaneering International, Inc.* (Oil & Gas Services)	2,674	120,063
OGE Energy Corp. (Electric)	4,966	181,557
Oil States International, Inc.* (Oil & Gas Services)	2,674	105,837
Parker Drilling Co.* (Oil & Gas)	5,730	22,634
Patterson-UTI Energy, Inc. (Oil & Gas)	8,022	103,243
Penn Virginia Corp. (Oil & Gas)	2,292	46,092
Petrohawk Energy Corp.* (Oil & Gas)	15,280	259,302
Pioneer Natural Resources Co. (Oil & Gas)	6,112	363,358
Plains Exploration & Production Co.* (Oil & Gas)	7,258	149,587
Pride International, Inc.* (Oil & Gas)	8,022	179,212
QEP Resources, Inc.* (Oil & Gas)	8,579	264,491
Quicksilver Resources, Inc.* (Oil & Gas)	6,112	67,232
Range Resources Corp. (Oil & Gas)	8,022	322,083
Rowan Cos., Inc.* (Oil & Gas)	5,730	125,716
SandRidge Energy, Inc.* (Oil & Gas)	9,550	55,677
Schlumberger, Ltd. (Oil & Gas Services)	61,120	3,382,381
SEACOR SMIT, Inc.* (Oil & Gas Services)	1,146	80,976
SM Energy Co. (Oil & Gas)	3,056	122,729
Smith International, Inc. (Oil & Gas Services)	12,606	474,616
Southern Union Co. (Gas)	6,112	133,608
Southwestern Energy Co.* (Oil & Gas)	17,954	693,743
Sunoco, Inc. (Oil & Gas)	6,112	212,514
SunPower Corp.—Class A* (Energy-Alternate Sources)	2,674	32,355

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Oil & Gas :: 23

Common Stocks, continued
	Shares	Value

SunPower Corp.—Class B* (Electrical Components & Equipment)	2,292	$24,754
Superior Energy Services, Inc.* (Oil & Gas Services)	3,820	71,319
Swift Energy Co.* (Oil & Gas)	1,910	51,398
Tesoro Petroleum Corp. (Oil & Gas)	7,258	84,701
TETRA Technologies, Inc.* (Oil & Gas Services)	3,820	34,686
The Williams Cos., Inc. (Pipelines)	29,414	537,688
Tidewater, Inc. (Oil & Gas Services)	2,674	103,537
Transocean, Ltd.* (Oil & Gas)	17,190	796,413
Ultra Petroleum Corp.* (Oil & Gas)	7,640	338,070
Unit Corp.* (Oil & Gas)	2,292	93,032
Valero Energy Corp. (Oil & Gas)	29,032	521,995
Weatherford International, Ltd.* (Oil & Gas Services)	37,436	491,909
Whiting Petroleum Corp.* (Oil & Gas)	2,292	179,739

TOTAL COMMON STOCKS
(Cost $30,123,218)		54,977,338

TOTAL INVESTMENT SECURITIES
(Cost $30,123,218)—94.1%		54,977,338
Net other assets (liabilities)—5.9%		3,448,907

NET ASSETS—100.0%		$58,426,245

*	Non-income producing security

ProFund VP Oil & Gas invested in the following industries as of June 30, 2010:

		% of
	Value	Net Assets

Electric	$181,557	0.3%
Electrical Components & Equipment	24,754	0.1%
Energy-Alternate Sources	293,253	0.5%
Gas	302,949	0.5%
Machinery-Diversified	23,806	NM
Oil & Gas	44,184,769	75.6%
Oil & Gas Services	8,969,226	15.4%
Pipelines	940,870	1.6%
Transportation	56,154	0.1%
Other**	3,448,907	5.9%

Total	$58,426,245	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

24 :: ProFund VP Oil & Gas :: Financial Statements

Statement of Assets and Liabilities (unaudited) :: June 30, 2010

Assets:
Total Investment Securities, at cost	$30,123,218

Securities, at value	54,977,338

Total Investment Securities, at value	54,977,338
Dividends receivable	36,522
Receivable for capital shares issued	1,793,848
Receivable for investments sold	3,013,905
Prepaid expenses	892

Total Assets	59,822,505

Liabilities:
Cash overdraft	697,345
Payable for investments purchased	270,960
Payable for capital shares redeemed	286,033
Advisory fees payable	33,053
Management services fees payable	4,408
Administration fees payable	2,101
Administrative services fees payable	24,649
Distribution fees payable	20,282
Trustee fees payable	3
Transfer agency fees payable	7,035
Fund accounting fees payable	4,559
Compliance services fees payable	353
Other accrued expenses	45,479

Total Liabilities	1,396,260

Net Assets	$58,426,245

Net Assets consist of:
Capital	$46,795,592
Accumulated net investment income (loss)	67,114
Accumulated net realized gains (losses) on investments	(13,290,581)
Net unrealized appreciation (depreciation) on investments	24,854,120

Net Assets	$58,426,245

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,710,674

Net Asset Value (offering and redemption price per share)	$34.15

Statement of Operations (unaudited) :: For the six months ended June 30, 2010

Investment Income:
Dividends	$687,366
Interest	41

Total Investment Income	687,407

Expenses:
Advisory fees	276,916
Management services fees	36,922
Administration fees	15,123
Transfer agency fees	22,031
Administrative services fees	118,523
Distribution fees	92,305
Custody fees	6,352
Fund accounting fees	29,998
Trustee fees	488
Compliance services fees	327
Other fees	53,108

Total Gross Expenses before reductions	652,093
Less Expenses reduced by the Advisor	(31,800)

Total Net Expenses	620,293

Net Investment Income (Loss)	67,114

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	2,960,987
Change in net unrealized appreciation/depreciation on investments	(13,186,100)

Net Realized and Unrealized Gains (Losses) on Investments	(10,225,113)

Change in Net Assets Resulting from Operations	$(10,157,999)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Oil & Gas :: 25

Statements of Changes in Net Assets

	For the
	six months ended	For the
	June 30, 2010	year ended
	(unaudited)	December 31, 2009

From Investment Activities:
Operations:
Net investment income (loss)	$67,114	$304,297
Net realized gains (losses) on investments	2,960,987	(5,870,692)
Change in net unrealized appreciation/depreciation on investments	(13,186,100)	13,491,193

Change in net assets resulting from operations	(10,157,999)	7,924,798

Distributions to Shareholders From:
Net investment income	(304,297)	—
Net realized gains on investments	—	(9,120,883)

Change in net assets resulting from distributions	(304,297)	(9,120,883)

Capital Transactions:
Proceeds from shares issued	36,551,500	105,987,598
Dividends reinvested	304,297	9,120,883
Value of shares redeemed	(50,574,002)	(97,981,112)

Change in net assets resulting from capital transactions	(13,718,205)	17,127,369

Change in net assets	(24,180,501)	15,931,284
Net Assets:
Beginning of period	82,606,746	66,675,462

End of period	$58,426,245	$82,606,746

Accumulated net investment income (loss)	$67,114	$304,297

Share Transactions:
Issued	921,809	2,684,278
Reinvested	7,682	236,660
Redeemed	(1,302,609)	(2,553,632)

Change in shares	(373,118)	367,306

See accompanying notes to the financial statements.

26 :: ProFund VP Oil & Gas :: Financial Highlights

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the
	six months ended	For the	For the	For the	For the	For the
	June 30, 2010	year ended	year ended	year ended	year ended	year ended
	(unaudited)	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$39.64	$38.84	$66.69	$51.51	$47.02	$36.63

Investment Activities:
Net investment income (loss)(a)	0.04	0.15	(0.15)	(0.17)	(0.08)	(0.15)
Net realized and unrealized gains (losses) on investments	(5.37)	5.73	(23.29)	16.79	9.13	11.64

Total income (loss) from investment activities	(5.33)	5.88	(23.44)	16.62	9.05	11.49

Distributions to Shareholders From:
Net investment income	(0.16)	—	—	—	—	—
Net realized gains on investments	—	(5.08)	(4.41)	(1.44)	(4.56)	(1.10)

Total distributions	(0.16)	(5.08)	(4.41)	(1.44)	(4.56)	(1.10)

Net Asset Value, End of Period	$34.15	$39.64	$38.84	$66.69	$51.51	$47.02

Total Return	(13.50)% (b)	15.50%	(36.95)%	32.48%	20.63%	31.31%

Ratios to Average Net Assets:
Gross expenses(c)	1.77%	1.81%	1.73%	1.71%	1.76%	1.86%
Net expenses(c)	1.68%	1.67%	1.63%	1.63%	1.68%	1.86%
Net investment income (loss)(c)	0.18%	0.39%	(0.25)%	(0.30)%	(0.15)%	(0.34)%

Supplemental Data:
Net assets, end of period (000’s)	$58,426	$82,607	$66,675	$194,871	$144,216	$148,466
Portfolio turnover rate(d)	25% (b)	109%	147%	180%	166%	298%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

28 :: Notes to Financial Statements :: June 30, 2010 (unaudited)

1.	Organization

ProFunds (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the following portfolios of the Trust: ProFund VP Small-Cap Value, ProFund VP Japan, ProFund VP UltraMid-Cap and ProFund VP Oil & Gas (collectively, the “ProFunds VP” and individually, a “ProFund VP”). Each ProFund VP is a “non-diversified” series of the Trust pursuant to the 1940 Act. Each ProFund VP offers one class of shares.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFunds’VP maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds VP. However, based on experience, the ProFunds VP expect any risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates. Management has evaluated events and transactions through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements.

Investment Valuation

The ProFunds VP record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security prices are generally provided by an independent pricing service. The securities in the portfolio of a ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees.

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less may be valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any amortized or accreted, respectively, on a constant basis to the maturity of the security.

For ProFunds VP, derivatives (e.g., futures contracts, options, swap agreements and forward currency contracts) are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust’s Board of Trustees. Futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund VP is determined. If there was no sale on that day, and for non-exchange traded derivatives, fair valuation procedures as described below may be applied.

When ProFund Advisors LLC (the “Advisor”) determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. While the Trust’s policy is intended to result in a calculation of a ProFund VP’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund VP could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a ProFund VP may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

June 30, 2010 (unaudited) :: Notes to Financial Statements :: 29

The valuation techniques described above maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the ProFunds’ VP investments are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the ProFunds’VP own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements maturing in sixty days or less are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

At June 30, 2010, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

A summary of the valuations as of June 30, 2010, based upon the three levels defined above, is included in the table below while the breakdown, by category, of equity securities is disclosed on the Schedule of Portfolio Investments for each ProFund VP:

			LEVEL 2 - Other Significant
	LEVEL 1 - Quoted Prices		Observable Inputs		Total

	Investment	Other Financial	Investment	Other Financial	Investment	Other Financial
	Securities	Instruments^	Securities	Instruments^	Securities	Instruments^

ProFund VP Small-Cap Value
Common Stocks	$21,686,740	$–	$–	$–	$21,686,740	$–
Rights/Warrants	–	–	474	–	474	–

Total	$21,687,740	$–	$474	$–	$21,687,214	$–

ProFund VP Japan
Repurchase Agreements	$–	$–	$8,360,000	$–	$8,360,000	$–
Futures Contracts	–	(317,162)	–	–	–	(317,162)

Total	$–	$(317,162)	$8,360,000	$–	$8,360,000	$(317,162)

ProFund VP UltraMid-Cap
Common Stocks	$12,604,443	$–	$–	$–	$12,604,443	$–
Repurchase Agreements	–	–	8,985,000	–	8,985,000	–
Futures Contracts	–	(496,522)	–	–	–	(496,522)
Swap Agreements	–	–	–	(1,055,211)	–	(1,055,211)

Total	$12,604,443	$(496,522)	$8,985,000	$(1,055,211)	$21,589,443	$(1,551,733)

ProFund VP Oil & Gas
Common Stocks	$54,977,338	$–	$–	$–	$54,977,338	$–

Total	$54,977,338	$–	$–	$–	$54,977,338	$–

^
Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

The Trust recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1, 2 or 3 as of June 30, 2010 from the valuation input levels used on March 31, 2010.

Repurchase Agreements

The ProFunds VP will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions. The creditworthiness of each of the firms that is a party to a repurchase agreement with the ProFunds VP is monitored by the Advisor. Repurchase agreements are subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon future price and date, normally one day or a few days later. The repurchase price is greater than the price paid by the ProFund VP, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying collateral securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

30 :: Notes to Financial Statements :: June 30, 2010 (unaudited)

In addition, the value of the collateral underlying the repurchase agreement is monitored to ensure that the collateral is at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. Funds within the Trust and Access One Trust invest in repurchase agreements jointly, therefore, each ProFund VP holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each ProFund VP. The collateral underlying the repurchase agreement is held by the ProFund VP’s custodian. In the event of a default or bankruptcy by a selling financial institution, the ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent the proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss. A ProFund VP also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund VP expected to receive under the repurchase agreement.

Real Estate Investment Trusts

The ProFunds VP may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. Certain distributions received from REITS during the year are recorded as realized gains or return of capital when such information becomes known.

Short Sales

The ProFunds VP may engage in short sales. When a ProFund VP engages in a short sale, the ProFund VP records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The ProFund VP may also incur dividend expense if a security that has been sold short declares a dividend and is shown as an expense in the Statement of Operations and included in the expense ratio, as applicable. To borrow the security, a ProFund VP also may be required to pay a premium, which would increase the cost of the security sold. The ProFund VP is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received. The ProFunds VP will segregate cash or liquid instruments with the custodian or designate collateral for such securities sold short.

Short sales involve elements of market risk and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. This risk is potentially unlimited, as a ProFund VP that sells a security short without hedging will be exposed to any market value increase in the security sold short. As of June 30, 2010, there were no short sale transactions.

When-Issued Securities

Each ProFund VP may purchase securities on a when-issued basis. These securities are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time a ProFund VP makes the commitment to purchase securities on a when-issued basis, the ProFund VP will record the transaction and thereafter reflect the value of the securities, each day, in determining the ProFund VP’s net asset value. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Trust will segregate cash or liquid instruments with the custodian or designate collateral for such when-issued securities on the ProFund VP’s records. As of June 30, 2010, the ProFunds VP did not hold any when-issued securities.

Foreign Currency Transactions

Each ProFund VP may invest directly in foreign currencies or hold financial instruments that provide exposure to foreign currencies or may invest in securities that trade in, or receive revenues in, foreign currencies. The accounting records of the ProFunds VP are maintained in U.S. dollars. Financial instruments and other assets and liabilities of a ProFund VP denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The ProFunds VP do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates.

Derivative Instruments

In seeking to achieve each ProFund VP’s investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative instruments such as futures contracts, options, forward currency contracts and swap agreements, that a ProFund VP should hold to approximate the inverse, multiple, or multiple inverse performance of its daily benchmark, as appropriate, based upon each ProFund VP’s investment objective. Derivative instruments held during the six months ended June 30, 2010 gained exposure to each ProFund VP’s benchmark (e.g., index, etc.) to meet its investment objective.

June 30, 2010 (unaudited) :: Notes to Financial Statements :: 31

All open derivative positions at period end are reflected on each respective ProFund VP’s Schedule of Portfolio Investments, and the notional amount (contract value for forward currency contracts) of these open positions relative to each ProFund VP’s net assets is generally representative of the notional amount/contract value of open positions to net assets throughout the reporting period for each respective ProFund VP. The volume associated with derivative positions varies on a daily basis as each ProFund VP transacts derivative contracts in order to achieve the appropriate exposure, as expressed in notional amount/contract value, in comparison to net assets consistent with each ProFund VP’s investment objective. The following is a description of the derivative instruments utilized by the ProFunds VP, including the primary underlying risk exposures related to each instrument type.

Futures Contracts and Related Options

The ProFunds VP may purchase or sell stock index futures contracts or bond futures contracts and options. The ProFunds VP use future contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A stock index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered. A bond futures contact, if held to expiration, generally obligates the seller to deliver (and the purchaser to accept) one of the specified underlying reference bonds. The ProFunds VP generally choose to engage in closing or offsetting transaction before final settlement. When a ProFund VP purchases a put or call option on a futures contract, the ProFund VP pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, a ProFund VP receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund VP the underlying futures contract for a specified price upon exercise at any time during the option period.

Upon entering into a contract, the ProFund VP is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statement of Assets and Liabilities as segregated cash balances with brokers for futures contracts, if applicable, and is restricted as to its use. Pursuant to the contract, the ProFund VP agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund VP as unrealized gains or losses. The ProFund VP will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock index futures contracts and foreign currency risk related to the foreign currency denominated futures contracts) and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund VP has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract. With futures contracts, there is minimal counterparty risk to the ProFunds VP since futures contracts are exchange-traded and the exchange’s clearinghouse, as a counterparty to all exchange-traded future contracts, guarantees the futures contracts against default.

Options

The ProFunds VP may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions, or create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index, and therefore options on stock indexes involve elements of equity price risk. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash. All option contracts held as of June 30, 2010 are exchange traded.

Put and call options purchased are accounted for in the same manner as portfolio securities. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund VP will realize a gain or loss upon the expiration or closing of the option transaction.

Options are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index or foreign currencies selected, as applicable, the possibility of an illiquid market for the option or the inability of counterparties to perform. The ProFunds VP did not write options during the period.

32 :: Notes to Financial Statements :: June 30, 2010 (unaudited)

Swap Agreements

The ProFunds VP may enter into swap agreements, primarily equity index or bond swap agreements based on the applicable benchmark of each ProFund VP. The ProFunds VP use swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. The value of swap agreements are equal to the ProFund VP’s obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements.

Equity index and bond swap agreements are bilateral agreements where one party (payer) agrees to pay the other (receiver) the return on an index or a specified asset in exchange for a fixed or floating rate of return. The swap agreement allows the receiver or payer to derive the economic benefit of owning or having short exposure to, as applicable, an asset without owning or shorting the underlying asset, as applicable. The receiver is entitled to the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. In return, the payer is entitled to an amount equal to a fixed or floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments, less any dividends or interest. The amounts to which each party is entitled are normally netted out against each other, resulting in a single amount that is either due to or from each party.

Swap agreements do not involve the delivery of securities or other underlying instruments. The net amount, whether positive or negative, of a ProFund VP’s obligations over its entitlements with respect to each swap agreement is accrued on a daily basis and, in the case that a ProFund VP has a net obligation, an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess, is maintained in a segregated account by the ProFund VP’s custodian. When a ProFund VP is a return receiver, the net amount of the gain or loss on the notional amount plus dividends or interest associated with the reference asset less the interest owed on the notional amount are recorded as “unrealized gain or loss on swap agreements” until the swap agreement is settled in cash. When the ProFund VP is a payer of the return, the ProFund VP pays the return of the index or specified assets plus related dividends or interest and receives interest on the notional amount outstanding. These amounts are netted to determine the value of the swap agreement. When cash is exchanged, which is generally no later than monthly, the net gain or loss realized is recorded as “realized gains or losses on swap agreements”.

The Trust, on behalf of a ProFund VP, may enter into agreements with certain counterparties for derivative transactions. These agreements contain various conditions, events of default, termination events, covenants and representations. The triggering of certain events or the default on certain terms of the agreement could allow a party to terminate a transaction under the agreement and request immediate payment in an amount equal to the net positions owed the party under the agreement. This could cause a ProFund VP to have to enter into a new transaction with the same counterparty, enter into a transaction with a different counterparty or seek to achieve its investment objective through any number of different investments or investment techniques.

Swap agreements involve, to varying degrees, elements of market risk (generally equity price risk related to equity index swap agreements and interest rate risk related to bond swap agreements) and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. The notional amounts, which are disclosed as of period end in the swap tables included in the Schedule of Portfolio Investments, reflect the extent of the total investment exposure each ProFund VP has under the swap agreement which may exceed the net asset value of the ProFund VP. The primary risks associated with the use of swap agreements are imperfect correlation between the price of financial instruments and movements in the prices of the underlying investments and the inability of counterparties to perform. A ProFund VP bears the counterparty risk, i.e. risk of loss of the net amount, if any, expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The unrealized gain (loss) as of the period end is disclosed in the swap tables included in the Schedule of Portfolio Investments. A ProFund VP will enter into swap agreements only with large, established and well capitalized financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. The ProFund VP may use various techniques to minimize credit risk including early termination and payment, using different counterparties and limiting the net amount due from any individual counterparty. All of the outstanding swap agreements at June 30, 2010 contractually terminate within one month but may be terminated without penalty by either party daily. Upon termination, the ProFund VP is entitled to pay or receive the “unrealized gain or loss” amount.

June 30, 2010 (unaudited) :: Notes to Financial Statements :: 33

The ProFund VP collateralizes swap agreements with cash and certain securities as indicated on the Statement of Assets and Liabilities and the Schedule of Portfolio Investments of the ProFund VP, respectively. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian to protect the counterparty against non-payment by the ProFund VP. In the event of a default by the counterparty, the ProFund VP will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. The ProFund VP remains subject to credit risk with respect to the amount it expects to receive from counterparties, as those amounts are not similarly collateralized by the counterparty. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances.

Summary of Derivative Instruments

Fair Values of Derivative Instruments on the ProFunds’VP Statement of Assets and Liabilities as of June 30, 2010:

	Liabilities

	Variation	Unrealized
	margin on	loss
	futures	on swap
Fund	contracts*	agreements

Equity Risk Exposure:
ProFund VP Japan	$317,162	$–
ProFund VP UltraMid-Cap	496,522	1,055,211

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the ProFunds’VP Statement of Operations for the period ended June 30, 2010:

Net Change in Unrealized Appreciation
	Realized Gain (Loss) on Derivatives		(Depreciation) on Derivatives
	Recognized as a Result from Operations		Recognized as a Result from Operations

	Net	Net
	realized	realized	Change in
	gain (loss)	gain (loss)	Net Unrealized
	on futures	on swap	Appreciation/Depreciation
Fund	contracts	agreements	on Investments

Equity Risk Exposure:
ProFund VP Japan	$(736,554)	$–	$(1,058,015)
ProFund VP UltraMid-Cap	823,548	5,695	(1,218,314)

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

Expenses directly attributable to a ProFund VP are charged to the ProFund VP, while expenses which are attributable to funds in the Trust, or jointly with an affiliate, are allocated among the respective funds in the Trust and/or affiliate based upon relative net assets or another reasonable basis.

Distributions to Shareholders

Each of the ProFunds VP intends to declare and distribute net investment income at least annually. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, distribution reclassification, equalization, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require a reclassification. The ProFunds VP may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

34 :: Notes to Financial Statements :: June 30, 2010 (unaudited)

Federal Income Taxes

Each of the ProFunds VP intends to continue to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds VP intend to make timely distributions in order to avoid tax liability. The ProFunds VP have a tax year end of December 31st.

Management of the ProFunds VP has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Other

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as “Fees paid indirectly.”

3.	Fees and Transactions with Affiliates

The ProFunds VP have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds VP each pay the Advisor a fee at an annualized rate of 0.75%, of the average daily net assets of each respective ProFund VP.

In addition, subject to the condition that the aggregate daily net assets of the Trust and Access One Trust be equal to or greater than $10 billion, the Advisor has agreed to the following fee reductions with respect to each individual Fund: 0.025% of the ProFund’s VP daily net asset value from $500 million to $1 billion, 0.05% of the ProFund’s VP daily net asset value from $1 billion to $2 billion, and 0.075% of such assets in excess of $2 billion.

Citi Fund Services Ohio, Inc. (“Citi”), a wholly owned subsidiary of Citi Fund Services, Inc., acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust pays Citi an annual fee based on the Trust’s and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05% and a base fee for certain filings. Administration fees include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust’s compliance program. Citi also acts as transfer agent and fund accounting agent for the ProFunds VP for which it receives additional fees. As transfer agent for the ProFunds VP, Citi receives a base fee, service charges, fees based on the number of VP funds and reimbursement of certain expenses. As fund accounting agent for the ProFunds VP, Citi receives an annual fee based on the Trust’s and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.00375% to 0.10%, a base fee and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of the Advisor, serves as the Trust’s distributor.

Under a Distribution and Shareholder Services Plan (the “Plan”), adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund VP may pay financial intermediaries such as broker-dealers, insurance companies and ProFunds Distributors, Inc. up to 0.25%, on an annualized basis, of its average daily net assets as compensation for distribution-related activities and/or shareholder services.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds VP. For these services, each ProFund VP pays the Advisor a fee at the annual rate of 0.10% of its average daily net assets.

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust’s Chief Compliance Officer, such Officers and Trustee receive no compensation from the Trust for serving in their respective roles. The Trust, together with the Access One and affiliated Trusts, will pay each Independent Trustee compensation for his services as Trustee at the annual rate of $133,500. Independent Trustees will also receive $6,375 for attending each regular quarterly in-person meeting,$3,000 for attending each special in-person meeting and $3,000 for attending each telephonic meeting. Each of the two Independent Trustees were compensated $85,500 ($171,000 total) in meeting and retainer fees, plus the reimbursement for certain expenses incurred, in aggregate from the Trust, Access One and affiliated Trusts for the period ended June 30, 2010. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the ProFunds VP reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as “Compliance services fees.”

The Trust, on behalf of the ProFunds VP, has entered into an administrative services agreement with certain insurance companies, pursuant to which the insurance companies will provide administrative services with respect to the ProFunds VP. For these services, the ProFunds VP may pay the insurance companies administrative services fees at an annual rate of up to 0.35% of their average daily net assets as reflected on the Statement of Operations as “Administrative services fees.”

June 30, 2010 (unaudited) :: Notes to Financial Statements :: 35

For the period May 1, 2009 through April 30, 2010, the Advisor had contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP in order to limit the annual operating expenses to an annualized rate of 1.68% of the average daily net assets of each ProFund VP.

Effective May 1, 2010, the Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP for the period from May 1, 2010 through April 30, 2011 in order to limit the annual operating expenses to an annualized rate of 1.68% of the average daily net assets of each ProFund VP.

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the expense limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund VP to exceed the expense limit for the applicable period. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reduced by the Advisor.” As of June 30, 2010, the recoupments that may potentially be made by the ProFunds VP are as follows:

	Expires	Expires	Expires	Expires
	04/30/11	04/30/12	04/30/13	04/30/14	Total

ProFund VP Small-Cap Value	$64,946	$82,762	$67,168	$18,614	$233,490
ProFund VP Japan	–	15,335	11,280	1,741	28,355
ProFund VP UltraMid-Cap	14,268	49,741	24,846	5,474	94,329
ProFund VP Oil & Gas	45,630	155,284	98,078	10,354	309,347

4.	Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the period ended June 30, 2010 were as follows:

	Purchases	Sales

ProFund VP Small-Cap Value	$71,119,675	$69,357,016
ProFund VP UltraMid-Cap	33,693,870	42,332,170
ProFund VP Oil & Gas	17,919,742	34,378,388

5.	Investment Risks

Concentration Risk

Concentration risk results from maintaining exposure to a limited number of issuers, industries, market sectors, countries or geographical regions. The risk of concentrating investments is that a ProFund VP will be more susceptible to risks associated with that concentration than a ProFund VP that is more diversified. With respect to the Sector ProFunds VP, a ProFund VP may have significant exposure to an individual company that constitutes a significant portion of that ProFund VP’s benchmark index. Such a ProFund VP will be more susceptible to the risks associated with that specific company, which may be different from the risks generally associated with the companies contained in the index. Each ProFund VP may concentrate its investments in a particular industry or group of industries to approximately the same extent as the index or security underlying its benchmark and in accordance with its investment objective to the extent permitted by applicable regulatory guidance. Additionally, certain ProFunds VP that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds VP may be more volatile than a more geographically diversified ProFund VP. The Schedules of Portfolio Investments include information on each ProFund VP’s holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

A number of factors may affect a ProFund VP’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a ProFund VP will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a ProFund VP from achieving its investment objective. A number of factors may adversely affect a ProFund VP’s correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of leveraged investment techniques, income items and accounting standards. A ProFund VP may not have investment exposure to all securities in its underlying benchmark index, or its weighting of investment exposure to such stocks or industries may be different from that of the index. In addition, a ProFund VP may invest in securities or financial instruments not included in the index underlying its benchmark. A ProFund VP may be subject to large movements of assets into and out of the ProFund VP, potentially resulting in the ProFund VP being over- or under-exposed to its benchmark. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the ProFunds’ VP ability to meet their daily investment objective on that day. Each ProFund VP seeks to rebalance its portfolio daily to keep leverage consistent with each ProFund VP’s daily investment objective.

36 :: Notes to Financial Statements :: June 30, 2010 (unaudited)

Certain ProFunds VP are “leveraged” funds in the sense that they have investment objectives to match a multiple of the performance of an index on a given day. These ProFunds VP are subject to all of the correlation risks described above. In addition, there is a special form of correlation risk that derives from these ProFunds’ VP use of leverage, which is that for periods greater than one day, the use of leverage tends to cause the performance of a ProFund VP to be either greater than or less than the index performance times the stated multiple in the fund objective, before accounting for fees and fund expenses. In general, given a particular index return, increased volatility of the index will cause a decrease in the performance relative to the index performance times the stated fund multiple.

Counterparty Risk

The ProFunds VP will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the ProFunds VP. The ProFunds VP structure the agreements such that either party can terminate the contract without penalty prior to the termination date. A ProFund VP may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances. The ProFunds VP typically enter into transactions with counterparties whose credit rating is investment grade, as determined by a nationally recognized statistical rating organization.

Leverage Risk

Leverage offers a means of magnifying market movements into larger changes in an investment’s value and provides greater investment exposure than an unleveraged investment. Swap agreements, borrowing, futures contracts, forward contracts, option and short sales, all may be used to create leverage. While only certain ProFunds VP employ leverage to the extent that the ProFunds’VP exposure to the markets exceed the net assets of the ProFund VP, all of the ProFunds VP may use leveraged investment techniques to achieve their investment objectives.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund VP invests, the ProFunds VP might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Advisor. This may prevent a ProFund VP from limiting losses, realizing gains or from achieving a high correlation or inverse correlation with its underlying benchmark.

Please refer to the Prospectus and the Statement of Additional Information for additional description of the risks associated with the ProFunds VP, including graphs which illustrate the impact of leverage and index volatility on Fund performance.

6.	Federal Income Tax Information

As of the latest tax year end of December 31, 2009, the following ProFunds VP had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

	Expires	Expires	Expires	Expires
	12/31/14	12/31/15	12/31/16	12/31/17	Total

ProFund VP Small-Cap Value	$–	$–	$8,197,734	$3,907,712	$12,105,446
ProFund VP Japan	1,757,204	5,078,522	7,199,827	–	14,035,553
ProFund VP UltraMid-Cap	–	–	21,494,654	–	21,494,654
ProFund VP Oil & Gas	–	–	–	1,504,513	1,504,513

As of the latest tax year end of December 31, 2009, the following ProFunds VP had additional net capital loss carryforwards that may be available to offset future net capital gains, if any. The amount of these losses that may be utilized are limited as a result of a prior year ownership change of the insurance company that issues the variable annuity contracts for which the ProFunds VP are investment options. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains which were offset will not be distributed to shareholders:

	Expires	Expires	Expires
	12/31/10	12/31/11	12/31/13	Total

ProFund VP Japan	$67,341	$92,208	$–	$159,549
ProFund VP UltraMid-Cap	309,480	–	–	309,480
ProFund VP Oil & Gas	1,712,692	506,983	506,983	2,726,658

June 30, 2010 (unaudited) :: Notes to Financial Statements :: 37

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2009 were as follows:

		Net		Total
	Ordinary	Long–Term	Total Taxable	Distributions
	Income	Gains	Distributions	Paid

ProFund VP Small-Cap Value	$81,880	$–	$81,880	$81,880
ProFund VP Japan	65,646	–	65,646	65,646
ProFund VP UltraMid-Cap	12,162	–	12,162	12,162
ProFund VP Oil & Gas	–	9,120,883	9,120,883	9,120,883

As of the latest tax year ended December 31, 2009, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed	Accumulated	Unrealized	Accumulated
	Ordinary	Capital and	Appreciation	Earnings
	Income	Other Losses	(Depreciation)	(Deficit)

ProFund VP Small-Cap Value	$52,497	$(12,105,446)	$(2,530,945)	$(14,583,894)
ProFund VP Japan	–	(14,195,102)	–	(14,195,102)
ProFund VP UltraMid-Cap	–	(21,804,134)	1,331,945	(20,472,189)
ProFund VP Oil & Gas	304,297	(4,231,171)	26,019,823	22,092,949

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2010.

At June 30, 2010, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Tax	Tax	Net Unrealized
		Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)

ProFund VP Small-Cap Value	$25,009,228	$4,916,829	$(8,238,843)	$(3,322,014)
ProFund VP Japan	8,360,000	–	–	–
ProFund VP UltraMid-Cap	20,460,204	3,605,514	(2,476,275)	1,129,239
ProFund VP Oil & Gas	39,141,081	24,990,458	(9,154,201)	15,836,257

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40 :: Expense Examples (unaudited)

As a ProFund VP shareholder, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution fees; and other ProFund VP expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a ProFund VP and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. These examples also do not reflect separate accounts or insurance contract fees and charges. If those fees were reflected, expenses would be higher.

These examples are based on an investment of $1,000 invested at January 1, 2010 and held for the entire period from January 1, 2010 through June 30, 2010.

The Actual Expense table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning	Ending Account	Expenses Paid	Expense Ratio
	Account Value	Value	During Period*	During Period
	1/1/10	6/30/10	1/1/10 - 6/30/10	1/1/10 - 6/30/10

ProFund VP Small-Cap Value	$1,000.00	$974.10	$8.22	1.68%
ProFund VP Japan	1,000.00	856.10	7.73	1.68%
ProFund VP UltraMid-Cap	1,000.00	933.60	8.05	1.68%
ProFund VP Oil & Gas	1,000.00	865.00	7.77	1.68%

*
Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning	Ending Account	Expenses Paid	Expense Ratio
	Account Value	Value	During Period*	During Period
	1/1/10	6/30/10	1/1/10 - 6/30/10	1/1/10 - 6/30/10

ProFund VP Small-Cap Value	$1,000.00	$1,016.46	$8.40	1.68%
ProFund VP Japan	1,000.00	1,016.46	8.40	1.68%
ProFund VP UltraMid-Cap	1,000.00	1,016.46	8.40	1.68%
ProFund VP Oil & Gas	1,000.00	1,016.46	8.40	1.68%

*
Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

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This report is submitted for the general information of the shareholders of the ProFunds VP. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 888-776-5717.

A description of the policies and procedures that the ProFunds VP uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 888-776-3637; and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the ProFund VP voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by calling toll-free 888-776-3637; and on the Commission’s website at sec.gov.

ProFunds VP file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holding for the Funds in this report are available without charge on the Commission’s website at sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

06/10

ProFunds®

CLASSIC PROFUNDS VP

Bull
Mid-Cap
Small-Cap
NASDAQ-100
Small-Cap Value
Asia 30
Europe 30
International
Emerging Markets
Japan

ULTRA PROFUNDS VP

UltraSmall-Cap

INVERSE PROFUNDS VP

Short Small-Cap
Short NASDAQ-100
Short International
Short Emerging Markets

SECTOR PROFUNDS VP

Basic Materials
Consumer Services
Financials
Oil & Gas
Pharmaceuticals
Precious Metals
Telecommunications
Utilities

NON-EQUITY PROFUNDS VP

U.S. Government Plus
Falling U.S. Dollar

MONEY MARKET PROFUND VP

Money Market

JUNE 30, 2010

Semiannual Report

Table of Contents

i Message from the Chairman
1 Financial Statements and Financial Highlights
2 ProFund VP Bull
11 ProFund VP Mid-Cap
15 ProFund VP Small-Cap
28 ProFund VP NASDAQ-100
34 ProFund VP Small-Cap Value
42 ProFund VP Asia 30
47 ProFund VP Europe 30
52 ProFund VP International
57 ProFund VP Emerging Markets
62 ProFund VP Japan
66 ProFund VP UltraSmall-Cap
79 ProFund VP Short Small-Cap
83 ProFund VP Short NASDAQ-100
87 ProFund VP Short International
92 ProFund VP Short Emerging Markets
96 ProFund VP Basic Materials
101 ProFund VP Consumer Services
107 ProFund VP Financials
113 ProFund VP Oil & Gas
118 ProFund VP Pharmaceuticals
122 ProFund VP Precious Metals
126 ProFund VP Telecommunications
130 ProFund VP Utilities
135 ProFund VP U.S. Government Plus
139 ProFund VP Falling U.S. Dollar
144 ProFund VP Money Market
149 Notes to Financial Statements
167 Expense Examples

Message from the Chairman

Dear Shareholder:

I am pleased to present the Semiannual Report to shareholders of ProFunds VP for the six months ended June 30, 2010.

Equities Relinquished a Portion of 2009 Gains

Following a strong recovery in 2009, U.S. stock prices reversed course during the first half of 2010. Large-cap and mid-cap stocks fell 6.7% and 1.4%, respectively, as measured by the S&P 500® and S&P MidCap 400® Indexes. Small-cap stocks tracked by the Russell 2000® Index declined 1.9%. Stock market volatility as measured by the CBOE VIX increased significantly, from 21.7 at the beginning of the year to 34.5 at the end of June.

Nearly all U.S. sectors gave up a portion of last year’s broadly based gains.The biggest lagging sectors included the oil and gas, technology, basic materials, telecommunications, semiconductor, and health care sectors. Only the real estate sector generated a positive return during the six-month period.

Most international stocks trailed their U.S. counterparts. Developed markets outside the U.S. and Canada fell 12.8%, as measured by the MSCI EAFE® Index. Emerging markets lost ground as well, shedding 10.7%, as measured by the BNY Mellon Emerging Markets 50 ADR Index.

Treasurys, Corporate Bonds, and the Dollar Strengthened

U.S. bonds posted gains during the period, with the 10-year and 30-year Treasury adding 9.9% and 15.7%, respectively, as measured by the Ryan Labs 10- and 30-Year Bond Indexes. Corporate bonds also performed well, as reflected by the 5.3% gain in the Barclays Capital U.S. Aggregate Bond Index. Finally, the dollar advanced 10.5% against a basket of six currencies, as tracked by the ICE U.S. Dollar Index.

We appreciate the trust you have placed in us by choosing ProFunds and look forward to continuing to serve your investing needs.

Sincerely,

Michael L. Sapir
Chairman of the Board of Trustees

All investment performance index figures above reflect total return performance. You may not invest directly in an index.

All investment performance index figures above reflect total return performance. You may not invest directly in an index.

i

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2 :: ProFund VP Bull :: Financial Statements

Investment Objective:   The ProFund VP Bull seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500 Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2010

Market Exposure
Investment Type	% of Net Assets

Equity Securities	73%
Futures Contracts	17%
Swap Agreements	11%

Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Exxon Mobil Corp.	2.3%
Apple Computer, Inc.	1.8%
Microsoft Corp.	1.4%
Procter & Gamble Co.	1.4%
International Business Machines Corp.	1.3%

S&P 500 Index - Composition
% of Index

Consumer Non-Cyclical	22%
Financial	16%
Technology	13%
Communications	11%
Energy	11%
Industrial	11%
Consumer Cyclical	9%
Utilities	4%
Basic Materials	3%

Schedule of Portfolio Investments (unaudited)

Common Stocks (73.1%)
	Shares	Value

3M Co. (Miscellaneous Manufacturing)	4,648	$367,146
Abbott Laboratories (Pharmaceuticals)	10,126	473,694
Abercrombie & Fitch Co.—Class A (Retail)	498	15,284
Adobe Systems, Inc.* (Software)	3,403	89,941
Advanced Micro Devices, Inc.* (Semiconductors)	3,652	26,733
Aetna, Inc. (Healthcare-Services)	2,739	72,255
AFLAC, Inc. (Insurance)	3,071	131,040
Agilent Technologies, Inc.* (Electronics)	2,241	63,712
Air Products & Chemicals, Inc. (Chemicals)	1,328	86,068
Airgas, Inc. (Chemicals)	498	30,976
AK Steel Holding Corp. (Iron/Steel)	664	7,915
Akamai Technologies, Inc.* (Internet)	1,079	43,775
Alcoa, Inc. (Mining)	6,640	66,798
Allegheny Energy, Inc. (Electric)	1,079	22,314
Allegheny Technologies, Inc. (Iron/Steel)	581	25,674
Allergan, Inc. (Pharmaceuticals)	1,992	116,054
Allstate Corp. (Insurance)	3,486	100,153
Altera Corp. (Semiconductors)	1,909	47,362
Altria Group, Inc. (Agriculture)	13,695	274,448
Amazon.com, Inc.* (Internet)	2,241	244,852
Ameren Corp. (Electric)	1,494	35,512
American Electric Power, Inc. (Electric)	3,071	99,193
American Express Co. (Diversified Financial Services)	7,885	313,034
American International Group, Inc.* (Insurance)	830	28,585
American Tower Corp.* (Telecommunications)	2,573	114,498
Ameriprise Financial, Inc. (Diversified Financial Services)	1,660	59,976
AmerisourceBergen Corp. (Pharmaceuticals)	1,826	57,975
Amgen, Inc.* (Biotechnology)	6,225	327,435
Amphenol Corp.—Class A (Electronics)	1,079	42,383
Anadarko Petroleum Corp. (Oil & Gas)	3,237	116,823
Analog Devices, Inc. (Semiconductors)	1,909	53,185
AON Corp. (Insurance)	1,743	64,700
Apache Corp. (Oil & Gas)	2,158	181,682
Apartment Investment and Management Co.—Class A (REIT)	747	14,469
Apollo Group, Inc.—Class A* (Commercial Services)	747	31,725
Apple Computer, Inc.* (Computers)	5,976	1,503,143
Applied Materials, Inc. (Semiconductors)	8,798	105,752
Archer-Daniels-Midland Co. (Agriculture)	4,150	107,153
Assurant, Inc. (Insurance)	664	23,041
AT&T, Inc. (Telecommunications)	38,844	939,636
Autodesk, Inc.* (Software)	1,494	36,394
Automatic Data Processing, Inc. (Software)	3,237	130,322
AutoNation, Inc.* (Retail)	581	11,330
AutoZone, Inc.* (Retail)	166	32,075
Avalonbay Communities, Inc. (REIT)	498	46,498
Avery Dennison Corp. (Household Products/Wares)	664	21,334
Avon Products, Inc. (Cosmetics/Personal Care)	2,739	72,583
Baker Hughes, Inc. (Oil & Gas Services)	2,739	113,860
Ball Corp. (Packaging & Containers)	581	30,694
Bank of America Corp. (Banks)	65,985	948,204
Bank of New York Mellon Corp. (Banks)	7,968	196,730
Bard (C.R.), Inc. (Healthcare-Products)	581	45,045
Baxter International, Inc. (Healthcare-Products)	3,901	158,537
BB&T Corp. (Banks)	4,482	117,921
Becton, Dickinson & Co. (Healthcare-Products)	1,494	101,024
Bed Bath & Beyond, Inc.* (Retail)	1,660	61,553
Bemis Co., Inc. (Packaging & Containers)	664	17,928
Berkshire Hathaway, Inc.—Class B* (Insurance)	10,873	866,469
Best Buy Co., Inc. (Retail)	2,241	75,880
Big Lots, Inc.* (Retail)	498	15,981
Biogen Idec, Inc.* (Biotechnology)	1,743	82,705
BMC Software, Inc.* (Software)	1,162	40,240
Boeing Co. (Aerospace/Defense)	4,980	312,495
Boston Properties, Inc. (REIT)	913	65,133
Boston Scientific Corp.* (Healthcare-Products)	9,960	57,768
Bristol-Myers Squibb Co. (Pharmaceuticals)	11,288	281,523
Broadcom Corp.—Class A (Semiconductors)	2,822	93,041
Brown-Forman Corp. (Beverages)	664	38,001
C.H. Robinson Worldwide, Inc. (Transportation)	1,079	60,057
CA, Inc. (Software)	2,490	45,816
Cabot Oil & Gas Corp. (Oil & Gas)	664	20,796
Cameron International Corp.* (Oil & Gas Services)	1,577	51,284
Campbell Soup Co. (Food)	1,162	41,634
Capital One Financial Corp. (Diversified Financial Services)	2,988	120,416
Cardinal Health, Inc. (Pharmaceuticals)	2,324	78,110

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Bull :: 3

Common Stocks, continued
	Shares	Value

CareFusion Corp.* (Healthcare-Products)	1,162	$26,377
Carmax, Inc.* (Retail)	1,494	29,731
Carnival Corp.—Class A (Leisure Time)	2,822	85,337
Caterpillar, Inc. (Machinery-Construction & Mining)	4,067	244,305
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	1,743	23,722
CBS Corp.—Class B (Media)	4,399	56,879
Celgene Corp.* (Biotechnology)	2,988	151,850
CenterPoint Energy, Inc. (Electric)	2,656	34,953
CenturyTel, Inc. (Telecommunications)	1,909	63,589
Cephalon, Inc.* (Pharmaceuticals)	415	23,551
Cerner Corp.* (Software)	415	31,494
CF Industries Holdings, Inc. (Chemicals)	415	26,332
Chesapeake Energy Corp. (Oil & Gas)	4,233	88,681
Chevron Corp. (Oil & Gas)	13,197	895,548
Chubb Corp. (Insurance)	2,075	103,771
CIGNA Corp. (Insurance)	1,743	54,138
Cincinnati Financial Corp. (Insurance)	996	25,767
Cintas Corp. (Textiles)	830	19,895
Cisco Systems, Inc.* (Telecommunications)	37,516	799,466
Citigroup, Inc.* (Diversified Financial Services)	148,653	558,935
Citrix Systems, Inc.* (Software)	1,162	49,071
Cliffs Natural Resources, Inc. (Iron/Steel)	830	39,143
Clorox Co. (Household Products/Wares)	913	56,752
CME Group, Inc. (Diversified Financial Services)	415	116,843
CMS Energy Corp. (Electric)	1,494	21,887
Coach, Inc. (Apparel)	1,992	72,808
Coca-Cola Co. (Beverages)	15,106	757,113
Coca-Cola Enterprises, Inc. (Beverages)	2,075	53,659
Cognizant Technology Solutions Corp.* (Computers)	1,909	95,565
Colgate-Palmolive Co. (Cosmetics/Personal Care)	3,154	248,409
Comcast Corp.—Class A (Media)	18,509	321,501
Comerica, Inc. (Banks)	1,079	39,740
Computer Sciences Corp. (Computers)	996	45,069
Compuware Corp.* (Software)	1,411	11,260
ConAgra Foods, Inc. (Food)	2,905	67,745
ConocoPhillips (Oil & Gas)	9,711	476,713
CONSOL Energy, Inc. (Coal)	1,411	47,635
Consolidated Edison, Inc. (Electric)	1,826	78,701
Constellation Brands, Inc.* (Beverages)	1,245	19,447
Constellation Energy Group, Inc. (Electric)	1,245	40,151
Corning, Inc. (Telecommunications)	10,209	164,875
Costco Wholesale Corp. (Retail)	2,822	154,730
Coventry Health Care, Inc.* (Healthcare-Services)	913	16,142
CSX Corp. (Transportation)	2,490	123,579
Cummins, Inc. (Machinery-Diversified)	1,245	81,087
CVS Corp. (Retail)	8,881	260,391
D.R. Horton, Inc. (Home Builders)	1,743	17,134
Danaher Corp. (Miscellaneous Manufacturing)	3,403	126,319
Darden Restaurants, Inc. (Retail)	913	35,470
DaVita, Inc.* (Healthcare-Services)	664	41,460
Dean Foods Co.* (Food)	1,162	11,701
Deere & Co. (Machinery-Diversified)	2,739	152,508
Dell, Inc.* (Computers)	11,288	136,133
Denbury Resources, Inc.* (Oil & Gas)	2,573	37,669
DENTSPLY International, Inc. (Healthcare-Products)	913	27,308
Devon Energy Corp. (Oil & Gas)	2,905	176,973
DeVry, Inc. (Commercial Services)	332	17,427
Diamond Offshore Drilling, Inc. (Oil & Gas)	415	25,809
DIRECTV—Class A* (Media)	5,976	202,706
Discover Financial Services (Diversified Financial Services)	3,569	49,895
Discovery Communications, Inc.—Class A* (Media)	1,826	65,206
Dominion Resources, Inc. (Electric)	3,901	151,125
Dover Corp. (Miscellaneous Manufacturing)	1,162	48,560
Dr. Pepper Snapple Group, Inc. (Beverages)	1,577	58,964
DTE Energy Co. (Electric)	1,079	49,213
Duke Energy Corp. (Electric)	8,632	138,112
Dun & Bradstreet Corp. (Software)	249	16,713
E*TRADE Financial Corp.* (Diversified Financial Services)	1,245	14,716
E.I. du Pont de Nemours & Co. (Chemicals)	5,893	203,839
Eastman Chemical Co. (Chemicals)	415	22,144
Eastman Kodak Co.* (Miscellaneous Manufacturing)	1,743	7,565
Eaton Corp. (Miscellaneous Manufacturing)	1,079	70,610
eBay, Inc.* (Internet)	7,470	146,487
Ecolab, Inc. (Chemicals)	1,494	67,096
Edison International (Electric)	2,075	65,819
El Paso Corp. (Pipelines)	4,565	50,717
Electronic Arts, Inc.* (Software)	2,075	29,880
Eli Lilly & Co. (Pharmaceuticals)	6,640	222,440
EMC Corp.* (Computers)	13,446	246,062
Emerson Electric Co. (Electrical Components & Equipment)	4,897	213,950
Entergy Corp. (Electric)	1,245	89,167
EOG Resources, Inc. (Oil & Gas)	1,660	163,294
EQT Corp. (Oil & Gas)	913	32,996
Equifax, Inc. (Commercial Services)	830	23,290
Equity Residential Properties Trust (REIT)	1,826	76,035
Exelon Corp. (Electric)	4,316	163,879
Expedia, Inc. (Internet)	1,328	24,940
Expeditors International of Washington, Inc. (Transportation)	1,328	45,829
Express Scripts, Inc.* (Pharmaceuticals)	3,569	167,814
Exxon Mobil Corp. (Oil & Gas)	33,254	1,897,807
Family Dollar Stores, Inc. (Retail)	830	31,283
Fastenal Co. (Distribution/Wholesale)	830	41,658
Federated Investors, Inc.—Class B (Diversified Financial Services)	581	12,033
FedEx Corp. (Transportation)	1,992	139,659
Fidelity National Information Services, Inc. (Software)	2,158	57,878
Fifth Third Bancorp (Banks)	5,146	63,244
First Horizon National Corp.* (Banks)	1,494	17,111
First Solar, Inc.* (Energy-Alternate Sources)	249	28,344
FirstEnergy Corp. (Electric)	1,992	70,178
Fiserv, Inc.* (Software)	996	45,477
FLIR Systems, Inc.* (Electronics)	996	28,974
Flowserve Corp. (Machinery-Diversified)	332	28,154
Fluor Corp. (Engineering & Construction)	1,162	49,385
FMC Corp. (Chemicals)	415	23,833
FMC Technologies, Inc.* (Oil & Gas Services)	747	39,337
Ford Motor Co.* (Auto Manufacturers)	22,327	225,056
Forest Laboratories, Inc.* (Pharmaceuticals)	1,909	52,364
Fortune Brands, Inc. (Household Products/Wares)	996	39,023
Franklin Resources, Inc. (Diversified Financial Services)	913	78,691
Freeport-McMoRan Copper & Gold, Inc.—Class B (Mining)	3,071	181,588
Frontier Communications Corp. (Telecommunications)	1,992	14,163
GameStop Corp.—Class A* (Retail)	996	18,715
Gannett Co., Inc. (Media)	1,494	20,109
General Dynamics Corp. (Aerospace/Defense)	2,490	145,814
General Electric Co. (Miscellaneous Manufacturing)	70,218	1,012,544
General Mills, Inc. (Food)	4,316	153,304
Genuine Parts Co. (Distribution/Wholesale)	996	39,292
Genworth Financial, Inc.—Class A* (Diversified Financial Services)	3,154	41,223
Genzyme Corp.* (Biotechnology)	1,743	88,492
Gilead Sciences, Inc.* (Pharmaceuticals)	5,810	199,167
Goodrich Corp. (Aerospace/Defense)	747	49,489

See accompanying notes to the financial statements.

4 :: ProFund VP Bull :: Financial Statements

Common Stocks, continued
	Shares	Value

Google, Inc.—Class A* (Internet)	1,577	$701,686
H & R Block, Inc. (Commercial Services)	2,158	33,859
Halliburton Co. (Oil & Gas Services)	5,893	144,673
Harley-Davidson, Inc. (Leisure Time)	1,494	33,212
Harman International Industries, Inc.* (Home Furnishings)	415	12,404
Harris Corp. (Telecommunications)	830	34,569
Hartford Financial Services Group, Inc. (Insurance)	2,905	64,288
Hasbro, Inc. (Toys/Games/Hobbies)	830	34,113
HCP, Inc. (REIT)	1,909	61,565
Health Care REIT, Inc. (REIT)	747	31,464
Heinz (H.J.) Co. (Food)	2,075	89,681
Helmerich & Payne, Inc. (Oil & Gas)	664	24,249
Hess Corp. (Oil & Gas)	1,909	96,099
Hewlett-Packard Co. (Computers)	15,272	660,972
Home Depot, Inc. (Retail)	11,039	309,865
Honeywell International, Inc. (Miscellaneous Manufacturing)	4,980	194,369
Hormel Foods Corp. (Food)	415	16,799
Hospira, Inc.* (Pharmaceuticals)	1,079	61,989
Host Marriott Corp. (REIT)	4,316	58,180
Hudson City Bancorp, Inc. (Savings & Loans)	3,071	37,589
Humana, Inc.* (Healthcare-Services)	1,079	49,278
Huntington Bancshares, Inc. (Banks)	4,648	25,750
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	2,490	102,787
Integrys Energy Group, Inc. (Electric)	498	21,783
Intel Corp. (Semiconductors)	36,520	710,314
IntercontinentalExchange, Inc.* (Diversified Financial Services)	415	46,907
International Business Machines Corp. (Computers)	8,383	1,035,133
International Flavors & Fragrances, Inc. (Chemicals)	498	21,125
International Game Technology (Entertainment)	1,909	29,971
International Paper Co. (Forest Products & Paper)	2,822	63,862
Interpublic Group of Cos., Inc.* (Advertising)	3,154	22,488
Intuit, Inc.* (Software)	1,992	69,262
Intuitive Surgical, Inc.* (Healthcare-Products)	249	78,589
Invesco, Ltd. (Diversified Financial Services)	3,071	51,685
Iron Mountain, Inc. (Commercial Services)	1,162	26,099
ITT Industries, Inc. (Miscellaneous Manufacturing)	1,162	52,197
J.C. Penney Co., Inc. (Retail)	1,494	32,091
J.P. Morgan Chase & Co. (Diversified Financial Services)	26,145	957,168
Jabil Circuit, Inc. (Electronics)	1,245	16,559
Jacobs Engineering Group, Inc.* (Engineering & Construction)	747	27,221
Janus Capital Group, Inc. (Diversified Financial Services)	1,162	10,319
JDS Uniphase Corp.* (Telecommunications)	1,411	13,884
JM Smucker Co. (Food)	747	44,984
Johnson & Johnson (Healthcare-Products)	18,094	1,068,632
Johnson Controls, Inc. (Auto Parts & Equipment)	4,399	118,201
Juniper Networks, Inc.* (Telecommunications)	3,403	77,656
Kellogg Co. (Food)	1,660	83,498
KeyCorp (Banks)	5,727	44,041
Kimberly-Clark Corp. (Household Products/Wares)	2,656	161,033
Kimco Realty Corp. (REIT)	2,656	35,697
King Pharmaceuticals, Inc.* (Pharmaceuticals)	1,577	11,969
KLA -Tencor Corp. (Semiconductors)	1,079	30,083
Kohls Corp.* (Retail)	1,992	94,620
Kraft Foods, Inc. (Food)	11,454	320,712
Kroger Co. (Food)	4,233	83,348
L-3 Communications Holdings, Inc. (Aerospace/Defense)	747	52,917
Laboratory Corp. of America Holdings* (Healthcare-Services)	664	50,032
Legg Mason, Inc. (Diversified Financial Services)	1,079	30,244
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	913	18,315
Lennar Corp.—Class A (Home Builders)	996	13,854
Leucadia National Corp.* (Holding Companies-Diversified)	1,245	24,290
Lexmark International, Inc.—Class A* (Computers)	498	16,449
Life Technologies Corp.* (Biotechnology)	1,162	54,904
Limited, Inc. (Retail)	1,743	38,468
Lincoln National Corp. (Insurance)	1,909	46,370
Linear Technology Corp. (Semiconductors)	1,411	39,240
Lockheed Martin Corp. (Aerospace/Defense)	1,992	148,404
Loews Corp. (Insurance)	2,241	74,648
Lorillard, Inc. (Agriculture)	996	71,692
Lowe’s Cos., Inc. (Retail)	9,379	191,519
LSI Logic Corp.* (Semiconductors)	4,233	19,472
M&T Bank Corp. (Banks)	498	42,305
Macy’s, Inc. (Retail)	2,739	49,028
Marathon Oil Corp. (Oil & Gas)	4,648	144,506
Marriott International, Inc.—Class A (Lodging)	1,660	49,700
Marsh & McLennan Cos., Inc. (Insurance)	3,486	78,609
Marshall & Ilsley Corp. (Banks)	3,403	24,434
Masco Corp. (Building Materials)	2,324	25,006
Massey Energy Co. (Coal)	664	18,160
MasterCard, Inc.—Class A (Software)	581	115,927
Mattel, Inc. (Toys/Games/Hobbies)	2,324	49,176
McAfee, Inc.* (Internet)	996	30,597
McCormick & Co., Inc. (Food)	830	31,507
McDonald’s Corp. (Retail)	7,055	464,713
McGraw-Hill Cos., Inc. (Media)	2,075	58,390
McKesson Corp. (Commercial Services)	1,743	117,060
Mead Johnson Nutrition Co.—Class A (Pharmaceuticals)	1,328	66,559
MeadWestvaco Corp. (Forest Products & Paper)	1,079	23,954
Medco Health Solutions, Inc.* (Pharmaceuticals)	2,988	164,579
Medtronic, Inc. (Healthcare-Products)	7,221	261,906
MEMC Electronic Materials, Inc.* (Semiconductors)	1,494	14,761
Merck & Co., Inc. (Pharmaceuticals)	20,501	716,920
Meredith Corp. (Media)	166	5,168
MetLife, Inc. (Insurance)	5,312	200,581
MetroPCS Communications, Inc.* (Telecommunications)	1,660	13,595
Microchip Technology, Inc. (Semiconductors)	1,162	32,234
Micron Technology, Inc.* (Semiconductors)	5,561	47,213
Microsoft Corp. (Software)	50,132	1,153,537
Millipore Corp.* (Biotechnology)	332	35,408
Molex, Inc. (Electrical Components & Equipment)	830	15,139
Molson Coors Brewing Co.—Class B (Beverages)	996	42,191
Monsanto Co. (Agriculture)	3,569	164,959
Monster Worldwide, Inc.* (Internet)	747	8,703
Moody’s Corp. (Commercial Services)	1,245	24,800
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	9,130	211,907
Motorola, Inc.* (Telecommunications)	15,272	99,573
Murphy Oil Corp. (Oil & Gas)	1,245	61,690
Mylan Laboratories, Inc.* (Pharmaceuticals)	1,992	33,944
Nabors Industries, Ltd.* (Oil & Gas)	1,826	32,174
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	913	16,233
National Semiconductor Corp. (Semiconductors)	1,494	20,109
National-Oilwell Varco, Inc. (Oil & Gas Services)	2,739	90,579
NetApp, Inc.* (Computers)	2,241	83,612
Newell Rubbermaid, Inc. (Housewares)	1,826	26,733
Newmont Mining Corp. (Mining)	3,154	194,728
News Corp.—Class A (Media)	14,774	176,697
NextEra Energy, Inc. (Electric)	2,656	129,507
Nicor, Inc. (Gas)	249	10,085
NIKE, Inc.—Class B (Apparel)	2,490	168,199

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Bull :: 5

Common Stocks, continued
	Shares	Value

NiSource, Inc. (Electric)	1,743	$25,274
Noble Energy, Inc. (Oil & Gas)	1,079	65,096
Nordstrom, Inc. (Retail)	1,079	34,733
Norfolk Southern Corp. (Transportation)	2,407	127,691
Northeast Utilities System (Electric)	1,079	27,493
Northern Trust Corp. (Banks)	1,577	73,646
Northrop Grumman Corp. (Aerospace/Defense)	1,909	103,926
Novell, Inc.* (Software)	2,241	12,729
Novellus Systems, Inc.* (Semiconductors)	581	14,734
NRG Energy, Inc.* (Electric)	1,660	35,209
Nucor Corp. (Iron/Steel)	1,992	76,254
NVIDIA Corp.* (Semiconductors)	3,735	38,134
NYSE Euronext (Diversified Financial Services)	1,660	45,866
O’Reilly Automotive, Inc.* (Retail)	830	39,475
Occidental Petroleum Corp. (Oil & Gas)	5,312	409,821
Office Depot, Inc.* (Retail)	1,743	7,042
Omnicom Group, Inc. (Advertising)	1,992	68,326
ONEOK, Inc. (Gas)	664	28,718
Oracle Corp. (Software)	25,730	552,166
Owens-Illinois, Inc.* (Packaging & Containers)	1,079	28,540
PACCAR, Inc. (Auto Manufacturers)	2,324	92,658
Pactiv Corp.* (Packaging & Containers)	830	23,116
Pall Corp. (Miscellaneous Manufacturing)	747	25,674
Parker Hannifin Corp. (Miscellaneous Manufacturing)	996	55,238
Patterson Cos., Inc. (Healthcare-Products)	581	16,576
Paychex, Inc. (Commercial Services)	2,075	53,888
Peabody Energy Corp. (Coal)	1,743	68,204
People’s United Financial, Inc. (Banks)	2,407	32,494
Pepco Holdings, Inc. (Electric)	1,411	22,124
PepsiCo, Inc. (Beverages)	10,541	642,474
PerkinElmer, Inc. (Electronics)	747	15,440
Pfizer, Inc. (Pharmaceuticals)	53,037	756,308
PG&E Corp. (Electric)	2,407	98,928
Philip Morris International, Inc. (Commercial Services)	12,118	555,489
Pinnacle West Capital Corp. (Electric)	664	24,143
Pioneer Natural Resources Co. (Oil & Gas)	747	44,409
Pitney Bowes, Inc. (Office/Business Equipment)	1,328	29,163
Plum Creek Timber Co., Inc. (Forest Products & Paper)	996	34,392
PNC Financial Services Group (Banks)	3,403	192,269
Polo Ralph Lauren Corp. (Apparel)	332	24,223
PPG Industries, Inc. (Chemicals)	1,079	65,182
PPL Corp. (Electric)	3,071	76,621
Praxair, Inc. (Chemicals)	1,992	151,372
Precision Castparts Corp. (Metal Fabricate/Hardware)	913	93,966
Priceline.com, Inc.* (Internet)	249	43,958
Principal Financial Group, Inc. (Insurance)	2,075	48,638
Procter & Gamble Co. (Cosmetics/Personal Care)	18,924	1,135,062
Progress Energy, Inc. (Electric)	1,826	71,616
Progressive Corp. (Insurance)	4,399	82,349
ProLogis (REIT)	3,071	31,109
Prudential Financial, Inc. (Insurance)	2,988	160,336
Public Service Enterprise Group, Inc. (Electric)	3,320	104,016
Public Storage, Inc. (REIT)	830	72,965
Pulte Group, Inc.* (Home Builders)	2,075	17,181
QLogic Corp.* (Semiconductors)	664	11,036
Qualcomm, Inc. (Telecommunications)	10,707	351,618
Quanta Services, Inc.* (Commercial Services)	1,328	27,423
Quest Diagnostics, Inc. (Healthcare-Services)	913	45,440
Questar Corp. (Pipelines)	1,079	49,084
Qwest Communications International, Inc. (Telecommunications)	9,794	51,418
R.R. Donnelley & Sons Co. (Commercial Services)	1,328	21,739
RadioShack Corp. (Retail)	747	14,574
Range Resources Corp. (Oil & Gas)	996	39,989
Raytheon Co. (Aerospace/Defense)	2,490	120,491
Red Hat, Inc.* (Software)	1,162	33,628
Regions Financial Corp. (Banks)	7,802	51,337
Republic Services, Inc. (Environmental Control)	2,075	61,690
Reynolds American, Inc. (Agriculture)	1,079	56,237
Robert Half International, Inc. (Commercial Services)	913	21,501
Rockwell Automation, Inc. (Machinery-Diversified)	913	44,819
Rockwell Collins, Inc. (Aerospace/Defense)	996	52,917
Roper Industries, Inc. (Miscellaneous Manufacturing)	581	32,513
Ross Stores, Inc. (Retail)	747	39,808
Rowan Cos., Inc.* (Oil & Gas)	747	16,389
Ryder System, Inc. (Transportation)	332	13,356
Safeway, Inc. (Food)	2,490	48,953
SAIC, Inc.* (Commercial Services)	1,909	31,957
Salesforce.com, Inc.* (Software)	664	56,984
SanDisk Corp.* (Computers)	1,494	62,853
Sara Lee Corp. (Food)	4,316	60,856
SCANA Corp. (Electric)	664	23,745
Schlumberger, Ltd. (Oil & Gas Services)	7,802	431,763
Scripps Networks Interactive—Class A (Entertainment)	581	23,438
Sealed Air Corp. (Packaging & Containers)	996	19,641
Sears Holdings Corp.* (Retail)	249	16,098
Sempra Energy (Gas)	1,577	73,788
Sherwin-Williams Co. (Chemicals)	581	40,199
Sigma-Aldrich Corp. (Chemicals)	747	37,223
Simon Property Group, Inc. (REIT)	1,909	154,152
SLM Corp.* (Diversified Financial Services)	3,154	32,770
Smith International, Inc. (Oil & Gas Services)	1,577	59,374
Snap-on, Inc. (Hand/Machine Tools)	332	13,582
Southern Co. (Electric)	5,395	179,546
Southwest Airlines Co. (Airlines)	4,814	53,484
Southwestern Energy Co.* (Oil & Gas)	2,241	86,592
Spectra Energy Corp. (Pipelines)	4,233	84,956
Sprint Nextel Corp.* (Telecommunications)	19,588	83,053
St. Jude Medical, Inc.* (Healthcare-Products)	2,075	74,887
Stanley Black & Decker, Inc. (Hand/Machine Tools)	996	50,318
Staples, Inc. (Retail)	4,731	90,126
Starbucks Corp. (Retail)	4,897	118,997
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	1,245	51,580
State Street Corp. (Banks)	3,237	109,475
Stericycle, Inc.* (Environmental Control)	498	32,659
Stryker Corp. (Healthcare-Products)	1,826	91,410
Sunoco, Inc. (Oil & Gas)	747	25,973
SunTrust Banks, Inc. (Banks)	3,237	75,422
SuperValu, Inc. (Food)	1,328	14,396
Symantec Corp.* (Internet)	5,229	72,579
Sysco Corp. (Food)	3,818	109,080
T. Rowe Price Group, Inc. (Diversified Financial Services)	1,660	73,687
Target Corp. (Retail)	4,814	236,704
TECO Energy, Inc. (Electric)	1,328	20,013
Tellabs, Inc. (Telecommunications)	2,490	15,911
Tenet Healthcare Corp.* (Healthcare-Services)	2,822	12,247
Teradata Corp.* (Computers)	1,079	32,888
Teradyne, Inc.* (Semiconductors)	1,162	11,330
Tesoro Petroleum Corp. (Oil & Gas)	913	10,655
Texas Instruments, Inc. (Semiconductors)	7,968	185,495
Textron, Inc. (Miscellaneous Manufacturing)	1,743	29,579
The AES Corp.* (Electric)	4,316	39,880
The Charles Schwab Corp. (Diversified Financial Services)	6,391	90,624
The Dow Chemical Co. (Chemicals)	7,553	179,157
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	747	41,630

See accompanying notes to the financial statements.

6 :: ProFund VP Bull :: Financial Statements

Common Stocks, continued
	Shares	Value

The Gap, Inc. (Retail)	2,905	$56,531
The Goldman Sachs Group, Inc. (Diversified Financial Services)	3,320	435,816
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	1,577	15,675
The Hershey Co. (Food)	1,079	51,716
The New York Times Co.—Class A* (Media)	747	6,462
The Travelers Cos., Inc. (Insurance)	3,237	159,422
The Williams Cos., Inc. (Pipelines)	3,818	69,793
Thermo Fisher Scientific, Inc.* (Electronics)	2,656	130,277
Tiffany & Co. (Retail)	830	31,465
Time Warner Cable, Inc. (Media)	2,324	121,034
Time Warner, Inc. (Media)	7,470	215,958
Titanium Metals Corp.* (Mining)	498	8,760
TJX Cos., Inc. (Retail)	2,656	111,419
Torchmark Corp. (Insurance)	498	24,656
Total System Services, Inc. (Software)	1,245	16,932
Tyson Foods, Inc.—Class A (Food)	1,992	32,649
U.S. Bancorp (Banks)	12,533	280,113
Union Pacific Corp. (Transportation)	3,320	230,773
United Parcel Service, Inc.—Class B (Transportation)	6,474	368,306
United States Steel Corp. (Iron/Steel)	913	35,196
United Technologies Corp. (Aerospace/Defense)	6,059	393,290
UnitedHealth Group, Inc. (Healthcare-Services)	7,470	212,148
UnumProvident Corp. (Insurance)	2,158	46,829
Urban Outfitters, Inc.* (Retail)	830	28,544
V.F. Corp. (Apparel)	498	35,448
Valero Energy Corp. (Oil & Gas)	3,652	65,663
Varian Medical Systems, Inc.* (Healthcare-Products)	747	39,053
Ventas, Inc. (REIT)	996	46,762
VeriSign, Inc.* (Internet)	1,162	30,851
Verizon Communications, Inc. (Telecommunications)	18,509	518,622
Viacom, Inc.—Class B (Media)	3,984	124,978
Visa, Inc.—Class A (Commercial Services)	2,905	205,529
Vornado Realty Trust (REIT)	996	72,658
Vulcan Materials Co. (Building Materials)	830	36,379
W.W. Grainger, Inc. (Distribution/Wholesale)	332	33,017
Wal-Mart Stores, Inc. (Retail)	13,612	654,329
Walgreen Co. (Retail)	6,391	170,640
Walt Disney Co. (Media)	12,865	405,247
Washington Post Co.—Class B (Media)	83	34,070
Waste Management, Inc. (Environmental Control)	3,154	98,689
Waters Corp.* (Electronics)	581	37,591
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	664	26,938
WellPoint, Inc.* (Healthcare-Services)	2,739	134,019
Wells Fargo & Co. (Banks)	34,196	875,418
Western Digital Corp.* (Computers)	1,494	45,059
Western Union Co. (Commercial Services)	4,399	65,589
Weyerhaeuser Co. (Forest Products & Paper)	1,328	46,746
Whirlpool Corp. (Home Furnishings)	415	36,445
Whole Foods Market, Inc.* (Food)	1,079	38,866
Windstream Corp. (Telecommunications)	3,154	33,306
Wisconsin Energy Corp. (Electric)	747	37,903
Wyndham Worldwide Corp. (Lodging)	1,162	23,403
Wynn Resorts, Ltd. (Lodging)	415	31,652
Xcel Energy, Inc. (Electric)	2,988	61,583
Xerox Corp. (Office/Business Equipment)	9,047	72,738
Xilinx, Inc. (Semiconductors)	1,743	44,028
XL Capital, Ltd.—Class A (Insurance)	2,241	35,878
Yahoo!, Inc.* (Internet)	7,719	106,754
YUM! Brands, Inc. (Retail)	3,071	119,892
Zimmer Holdings, Inc.* (Healthcare-Products)	1,328	71,778
Zions Bancorp (Banks)	996	21,484

TOTAL COMMON STOCKS (Cost $52,069,287)		60,494,598

Repurchase Agreements (25.3%)
	Principal
	Amount	Value

Bank of America, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $6,975,000 (Collateralized by $6,649,200 U.S. Treasury Notes, 3.63%, 8/15/19, market value $7,114,643)	$6,975,000	$6,975,000
Deutsche Bank, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $1,025,000 (Collateralized by $1,049,000 Federal National Mortgage Association, 0.28%‡, 1/24/11, market value $1,047,357)	1,025,000	1,025,000
HSBC, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $12,555,000 (Collateralized by $12,829,000 of various Federal Home Loan Mortgage Corp. Securities, 0.18%–1.00%, 3/9/11–1/25/12, market value $12,807,263)	12,555,000	12,555,000
UBS, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $133,000 (Collateralized by $124,000 of various U.S. Treasury Securities, 1.88%–5.25%, 6/15/12–8/1/12, market value $136,252)	133,000	133,000
UMB, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $227,000 (Collateralized by $229,500 U.S. Treasury Notes, 2.00%, 9/30/10, market value $231,677)	227,000	227,000

TOTAL REPURCHASE AGREEMENTS (Cost $20,915,000)		20,915,000

TOTAL INVESTMENT SECURITIES (Cost $72,984,287)—98.4%		81,409,598
Net other assets (liabilities)—1.6%		1,340,375

NET ASSETS—100.0%		$82,749,973

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of June 30, 2010, the aggregate amount held in a segregated account was $1,430,000.

‡	Represents the effective yield or interest rate in effect at June 30, 2010.

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini S&P 500 Futures Contract expiring 9/20/10 (Underlying notional amount at value $13,851,000)	270	$(866,382)

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500 Index	$5,249,775	$(238,832)
Equity Index Swap Agreement with UBS AG, based on the S&P 500 Index	3,643,140	(154,615)

		$(393,447)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Bull :: 7

ProFund VP Bull invested in the following industries as of June30, 2010:

		% of
	Value	Net Assets

Advertising	$90,814	0.1%
Aerospace/Defense	1,379,743	1.7%
Agriculture	674,489	0.8%
Airlines	53,484	0.1%
Apparel	300,678	0.4%
Auto Manufacturers	317,714	0.4%
Auto Parts & Equipment	133,876	0.2%
Banks	3,231,138	3.9%
Beverages	1,611,849	2.0%
Biotechnology	740,794	0.9%
Building Materials	61,385	0.1%
Chemicals	954,546	1.2%
Coal	133,999	0.2%
Commercial Services	1,257,375	1.5%
Computers	3,962,938	4.8%
Cosmetics/Personal Care	1,497,684	1.8%
Distribution/Wholesale	113,967	0.1%
Diversified Financial Services	3,368,988	4.1%
Electric	2,059,588	2.5%
Electrical Components & Equipment	229,089	0.3%
Electronics	334,936	0.4%
Energy-Alternate Sources	28,344	NM
Engineering & Construction	76,606	0.1%
Entertainment	53,409	0.1%
Environmental Control	193,038	0.2%
Food	1,301,429	1.6%
Forest Products & Paper	168,954	0.2%
Gas	112,591	0.1%
Hand/Machine Tools	63,900	0.1%
Healthcare-Products	2,118,890	2.6%
Healthcare-Services	633,021	0.8%
Holding Companies-Diversified	24,290	NM
Home Builders	48,169	0.1%
Home Furnishings	48,849	0.1%
Household Products/Wares	278,142	0.3%
Housewares	26,733	NM
Insurance	2,420,268	2.9%
Internet	1,455,182	1.8%
Iron/Steel	184,182	0.2%
Leisure Time	118,549	0.1%
Lodging	156,335	0.2%
Machinery-Construction & Mining	244,305	0.3%
Machinery-Diversified	306,568	0.4%
Media	1,814,405	2.2%
Metal Fabricate/Hardware	93,966	0.1%
Mining	451,874	0.5%
Miscellaneous Manufacturing	2,143,416	2.6%
Office/Business Equipment	101,901	0.1%
Oil & Gas	5,238,096	6.3%
Oil & Gas Services	930,870	1.1%
Packaging & Containers	119,919	0.1%
Pharmaceuticals	3,511,898	4.2%
Pipelines	254,550	0.3%
REIT	766,687	0.9%
Real Estate	23,722	NM
Retail	3,693,104	4.5%
Savings & Loans	37,589	NM
Semiconductors	1,544,256	1.9%
Software	2,595,651	3.1%
Telecommunications	3,389,432	4.1%
Textiles	19,895	NM
Toys/Games/Hobbies	83,289	0.1%
Transportation	1,109,250	1.3%
Other**	22,255,375	26.9%

Total	$82,749,973	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

8 :: ProFund VP Bull :: Financial Statements

Statement of Assets and Liabilities (unaudited) :: June 30, 2010

Assets:
Total Investment Securities, at cost	$72,984,287

Securities, at value	60,494,598
Repurchase agreements, at value	20,915,000

Total Investment Securities, at value	81,409,598
Segregated cash balances with brokers for futures contracts	1,557,900
Dividends receivable	82,446
Receivable for capital shares issued	1,489,425
Prepaid expenses	1,254

Total Assets	84,540,623

Liabilities:
Cash overdraft	15,667
Payable for capital shares redeemed	1,010,215
Unrealized loss on swap agreements	393,447
Variation margin on futures contracts	148,500
Advisory fees payable	47,457
Management services fees payable	6,328
Administration fees payable	2,952
Administrative services fees payable	39,601
Distribution fees payable	35,669
Trustee fees payable	4
Transfer agency fees payable	9,919
Fund accounting fees payable	6,406
Compliance services fees payable	512
Other accrued expenses	73,973

Total Liabilities	1,790,650

Net Assets	$82,749,973

Net Assets consist of:
Capital	$87,537,398
Accumulated net investment income (loss)	(175,686)

Accumulated net realized gains (losses) on investments	(11,777,221)

Net unrealized appreciation (depreciation) on investments	7,165,482

Net Assets	$82,749,973

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	3,839,681

Net Asset Value (offering and redemption price per share)	$21.55

Statement of Operations (unaudited) :: For the six months ended June 30, 2010

Investment Income:
Dividends	$660,277
Interest	17,179

Total Investment Income	677,456

Expenses:
Advisory fees	380,866
Management services fees	50,782
Administration fees	20,707
Transfer agency fees	30,081
Administrative services fees	156,417
Distribution fees	126,955
Custody fees	7,995
Fund accounting fees	42,015
Trustee fees	646
Compliance services fees	464
Other fees	69,731

Total Gross Expenses before reductions	886,659
Less Expenses reduced by the Advisor	(33,517)

Total Net Expenses	853,142

Net Investment Income (Loss)	(175,686)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	13,406,492
Net realized gains (losses) on futures contracts	56,037
Net realized gains (losses) on swap agreements	(543,043)
Change in net unrealized appreciation/depreciation on investments	(19,477,621)

Net Realized and Unrealized Gains (Losses) on Investments	(6,558,135)

Change in Net Assets Resulting from Operations	$(6,733,821)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Bull :: 9

Statements of Changes in Net Assets

	For the
	six months ended	For the
	June 30, 2010	year ended
	(unaudited)	December 31, 2009

From Investment Activities:
Operations:
Net investment income (loss)	$(175,686)	$135,353
Net realized gains (losses) on investments	12,919,486	5,440,534
Change in net unrealized appreciation/depreciation on investments	(19,477,621)	10,941,234

Change in net assets resulting from operations	(6,733,821)	16,517,121

Distributions to Shareholders From:
Net investment income	(135,672)	(686,731)

Change in net assets resulting from distributions	(135,672)	(686,731)

Capital Transactions:
Proceeds from shares issued	200,287,397	336,815,211
Dividends reinvested	135,672	686,731
Value of shares redeemed	(224,311,891)	(310,347,182)

Change in net assets resulting from capital transactions	(23,888,822)	27,154,760

Change in net assets	(30,758,315)	42,985,150
Net Assets:
Beginning of period	113,508,288	70,523,138

End of period	$82,749,973	$113,508,288

Accumulated net investment income (loss)	$(175,686)	$135,672

Share Transactions:
Issued	8,488,412	16,825,626
Reinvested	5,623	30,850
Redeemed	(9,507,355)	(15,728,348)

Change in shares	(1,013,320)	1,128,128

See accompanying notes to the financial statements.

10 :: ProFund VP Bull :: Financial Highlights

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the
	six months ended	For the	For the	For the	For the	For the
	June 30, 2010	year ended	year ended	year ended	year ended	year ended
	(unaudited)	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$23.39	$18.93	$30.90	$30.40	$28.27	$27.59

Investment Activities:
Net investment income (loss)(a)	(0.04)	0.03	0.16	0.19	0.11	0.06
Net realized and unrealized gains (losses) on investments	(1.77)	4.57	(11.68)	0.89	3.63	0.69

Total income (loss) from investment activities	(1.81)	4.60	(11.52)	1.08	3.74	0.75

Distributions to Shareholders From:
Net investment income	(0.03)	(0.14)	—	(0.18)	(0.08)	(0.07)
Net realized gains on investments	—	—	(0.45)	(0.40)	(1.53)	—

Total distributions	(0.03)	(0.14)	(0.45)	(0.58)	(1.61)	(0.07)

Net Asset Value, End of Period	$21.55	$23.39	$18.93	$30.90	$30.40	$28.27

Total Return	(7.76)% (b)	24.34%	(37.67)%	3.55%	13.66%	2.74%

Ratios to Average Net Assets:
Gross expenses(c)	1.75%	1.80%	1.73%	1.67%	1.70%	1.78%
Net expenses(c)	1.68%	1.67%	1.63%	1.62%	1.67%	1.78%
Net Investment income (loss)(c)	(0.35)%	0.17%	0.63%	0.60%	0.38%	0.21%

Supplemental Data:
Net assets, end of period (000’s)	$82,750	$113,508	$70,523	$163,524	$310,894	$297,546
Portfolio turnover rate(d)	69% (b)	116%	259%	175%	224%	273%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Mid-Cap :: 11

Investment Objective: The ProFund VP Mid-Cap seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400 Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2010

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	18%
Swap Agreements	82%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

“The ProFund VP Mid-Cap primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P MidCap 400 Index - Composition
% of Index

Consumer Non-Cyclical	21%
Financial	20%
Industrial	18%
Consumer Cyclical	13%
Technology	8%
Utilities	6%
Communications	5%
Energy	5%
Basic Materials	4%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements (102.6%)

	Principal
	Amount	Value

Bank of America, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $1,904,000 (Collateralized by $1,815,200 U.S. Treasury Notes, 3.63%, 8/15/19, market value $1,942,264)	$1,904,000	$1,904,000
Deutsche Bank, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $1,904,000 (Collateralized by $1,946,000 Federal National Mortgage Association, 0.28%‡, 1/24/11, market value $1,942,952)	1,904,000	1,904,000
HSBC, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $1,904,000 (Collateralized by $1,941,000 of various U.S. Government Agency Obligations, 0.61%–1.00%, 3/9/11–11/18/11, market value $1,942,994)	1,904,000	1,904,000
UBS, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $1,904,000 (Collateralized by $1,767,000 Federal National Mortgage Association, 5.25%, 8/1/12, market value $1,943,700)	1,904,000	1,904,000
UMB, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $1,904,000 (Collateralized by $1,920,600 of various U.S. Treasury Notes, 2.00%–2.38%, 8/30/10–9/30/10, market value $1,942,251)	1,904,000	1,904,000

TOTAL REPURCHASE AGREEMENTS
(Cost $9,520,000)		9,520,000

TOTAL Investment SECURITIES
(Cost $9,520,000)—102.6%		9,520,000
Net other assets (liabilities)—(2.6)%		(243,260)

NET ASSETS—100.0%		$9,276,740

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of June 30, 2010, the aggregate amount held in a segregated account was $1,200,000.

‡	Represents the effective yield or interest rate in effect at June 30, 2010.

Futures Contracts Purchased

		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini S&P MidCap 400 Futures Contract expiring 9/20/10 (Underlying notional amount at value $1,702,560)	24	$(119,330)

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400 Index	$876,326	$(39,107)
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400 Index	6,698,118	(299,008)

		$(338,115)

See accompanying notes to the financial statements.

12 :: ProFund VP Mid-Cap :: Financial Statements

Statement of Assets and Liabilities (unaudited) :: June 30, 2010

Assets:
Total Investment Securities, at cost	$9,520,000

Repurchase agreements, at value	9,520,000

Total Investment Securities, at value	9,520,000
Cash	28,557
Segregated cash balances with brokers for futures contracts	157,440
Receivable for capital shares issued	16,356
Prepaid expenses	131

Total Assets	9,722,484

Liabilities:
Payable for capital shares redeemed	65,408
Unrealized loss on swap agreements	338,115
Variation margin on futures contracts	15,360
Advisory fees payable	4,969
Management services fees payable	662
Administration fees payable	269
Administrative services fees payable	7,030
Distribution fees payable	6,955
Transfer agency fees payable	1,071
Fund accounting fees payable	584
Compliance services fees payable	53
Other accrued expenses	5,278

Total Liabilities	445,754

Net Assets	$9,276,740

Net Assets consist of:
Capital	$10,761,690
Accumulated net investment income (loss)	(93,303)
Accumulated net realized gains (losses) on investments	(934,202)
Net unrealized appreciation (depreciation) on investments	(457,445)

Net Assets	$9,276,740

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	423,562

Net Asset Value (offering and redemption price per share)	$21.90

Statement of Operations (unaudited) :: For the six months ended June 30, 2010

Investment Income:
Interest	$4,853

Expenses:
Advisory fees	43,991
Management services fees	5,865
Administration fees	2,103
Transfer agency fees	3,016
Administrative services fees	14,536
Distribution fees	14,664
Custody fees	2,424
Fund accounting fees	4,037
Trustee fees	68
Compliance services fees	45
Other fees	6,356
Recoupment of prior expenses reduced by the Advisor	1,051

Total Expenses	98,156

Net Investment Income (Loss)	(93,303)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on futures contracts	974,406
Net realized gains (losses) on swap agreements	(345,285)
Change in net unrealized appreciation/depreciation on investments	(701,657)

Net Realized and Unrealized Gains (Losses) on Investments	(72,536)

Change in Net Assets Resulting from Operations	$(165,839)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Mid-Cap :: 13

Statements of Changes in Net Assets

	For the
	six months ended	For the
	June 30, 2010	year ended
	(unaudited)	December 31, 2009

From Investment Activities:
Operations:
Net investment income (loss)	$(93,303)	$(66,666)
Net realized gains (losses) on investments	629,121	944,870
Change in net unrealized appreciation/depreciation on investments	(701,657)	153,049

Change in net assets resulting from operations	(165,839)	1,031,253

Distributions to Shareholders From:
Net realized gains on investments	(933,165)	—

Change in net assets resulting from distributions	(933,165)	—

Capital Transactions:
Proceeds from shares issued	21,948,372	20,201,179
Dividends reinvested	933,165	—
Value of shares redeemed	(24,349,637)	(11,371,020)

Change in net assets resulting from capital transactions	(1,468,100)	8,830,159

Change in net assets	(2,567,104)	9,861,412
Net Assets:
Beginning of period	11,843,844	1,982,432

End of period	$9,276,740	$11,843,844

Accumulated net investment income (loss)	$(93,303)	$—

Share Transactions:
Issued	904,480	972,780
Reinvested	38,704	—
Redeemed	(1,008,020)	(592,980)

Change in shares	(64,836)	379,800

See accompanying notes to the financial statements.

14 :: ProFund VP Mid-Cap :: Financial Highlights

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the			For the period
	six months ended	For the	For the	Aug. 31, 2007
	June 30, 2010	year ended	year ended	through
	(unaudited)	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007(a)

Net Asset Value, Beginning of Period	$24.25	$18.25	$29.71	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.19)	(0.35)	(0.01)	0.30
Net realized and unrealized gains (losses) on investments	(0.14)	6.35	(11.36)	(0.59)

Total income (loss) from investment activities	(0.33)	6.00	(11.37)	(0.29)

Distributions to Shareholders From:
Net investment income	—	—	(0.09)	—
Net realized gains on investments	(2.02)	—	—	—

Net Asset Value, End of Period	$21.90	$24.25	$18.25	$29.71

Total Return	(2.14)% (c)	32.88%	(38.37)%	(0.97)% (c)

Ratios to Average Net Assets:
Gross expenses(d)	1.67%	1.75%	1.84%	2.02%
Net expenses(d)	1.67%	1.67%	1.63%	1.63%
Net Investment income (loss)(d)	(1.59)%	(1.61)%	(0.05)%	2.98%

Supplemental Data:
Net assets, end of period (000’s)	$9,277	$11,844	$1,982	$194
Portfolio turnover rate(e)	—	—	—	—

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap :: 15

Investment Objective:   The ProFund VP Small-Cap seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Russell 2000 Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2010

Market Exposure
Investment Type	% of Net Assets

Equity Securities	30%
Swap Agreements	70%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Piedmont Natural Gas Co., Inc.	0.1%
ProAssurance Corp.	0.1%
Northwest Natural Gas Co.	0.1%
Montpelier Re Holdings, Ltd.	0.1%
Alterra Capital Holdings, Ltd.	0.1%

Russell 2000 Index - Composition
% of Index

Consumer Non-Cyclical	21%
Financial	21%
Industrial	15%
Consumer Cyclical	14%
Technology	10%
Communications	8%
Basic Materials	4%
Energy	4%
Utilities	3%

Schedule of Portfolio Investments (unaudited)

Common Stocks (30.0%)
	Shares	Value

3D Systems Corp.* (Computers)	50	$628
99 Cents Only Stores* (Retail)	70	1,036
A.M. Castle & Co.* (Metal Fabricate/Hardware)	50	695
AAR Corp.* (Aerospace/Defense)	80	1,339
Abaxis, Inc.* (Healthcare-Products)	60	1,286
ABIOMED, Inc.* (Healthcare-Products)	100	968
ABM Industries, Inc. (Commercial Services)	90	1,885
Acacia Research Corp.* (Media)	60	854
Accelrys, Inc.* (Software)	100	645
Acco Brands Corp.* (Household Products/Wares)	150	749
Accuray, Inc.* (Healthcare-Products)	110	729
Aceto Corp. (Chemicals)	110	630
ACI Worldwide, Inc.* (Software)	80	1,558
Acme Packet, Inc.* (Telecommunications)	70	1,882
Acorda Therapeutics, Inc.* (Biotechnology)	70	2,178
Actuant Corp.—Class A (Miscellaneous Manufacturing)	140	2,636
Acuity Brands, Inc. (Miscellaneous Manufacturing)	60	2,183
Acxiom Corp.* (Software)	130	1,910
ADC Telecommunications, Inc.* (Telecommunications)	190	1,408
Administaff, Inc. (Commercial Services)	40	966
ADTRAN, Inc. (Telecommunications)	100	2,727
Advance America Cash Advance Centers, Inc. (Commercial Services)	120	496
Advanced Analogic Technologies, Inc.* (Semiconductors)	250	798
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	70	860
Advent Software, Inc.* (Software)	40	1,878
Advisory Board Co.* (Commercial Services)	30	1,289
AFC Enterprises, Inc.* (Retail)	90	819
Affymetrix, Inc.* (Biotechnology)	140	826
Air Methods Corp.* (Healthcare-Services)	30	893
Aircastle, Ltd. (Trucking & Leasing)	120	942
AirTran Holdings, Inc.* (Airlines)	310	1,503
Alaska Air Group, Inc.* (Airlines)	50	2,247
Alaska Communications Systems Group, Inc. (Telecommunications)	130	1,104
Albany International Corp.—Class A (Machinery-Diversified)	50	810
Align Technology, Inc.* (Healthcare-Products)	110	1,636
Alkermes, Inc.* (Pharmaceuticals)	170	2,116
ALLETE, Inc. (Electric)	80	2,739
Alliance One International, Inc.* (Agriculture)	300	1,068
Allied Nevada Gold Corp.* (Mining)	100	1,968
Allos Therapeutics, Inc.* (Pharmaceuticals)	180	1,103
Almost Family, Inc.* (Healthcare-Services)	30	1,048
Alnylam Pharmaceuticals, Inc.* (Pharmaceuticals)	100	1,502
Alphatec Holdings, Inc.* (Healthcare-Products)	120	557
Alterra Capital Holdings, Ltd. (Insurance)	200	3,756
AMAG Pharmaceuticals, Inc.* (Biotechnology)	40	1,374
Ambassadors Group, Inc. (Leisure Time)	60	677
AMERCO* (Trucking & Leasing)	20	1,101
American Axle & Manufacturing Holdings, Inc.* (Auto Parts & Equipment)	130	953
American Campus Communities, Inc. (REIT)	90	2,456
American Capital Agency Corp. (REIT)	60	1,585
American Capital, Ltd.* (Investment Companies)	440	2,121
American Equity Investment Life Holding Co. (Insurance)	120	1,238
American Greetings Corp.—Class A (Household Products/Wares)	70	1,313
American Italian Pasta Co.—Class A* (Food)	40	2,115
American Medical Systems Holdings, Inc.* (Healthcare-Products)	120	2,654
American Public Education, Inc.* (Commercial Services)	30	1,311
American Reprographics Co.* (Software)	130	1,135
American States Water Co. (Water)	60	1,988
American Vanguard Corp. (Chemicals)	90	714
Amerigon, Inc.* (Auto Parts & Equipment)	110	812
AMERIGROUP Corp.* (Healthcare-Services)	80	2,598
Ameris Bancorp (Banks)	90	869
Ameron International Corp. (Miscellaneous Manufacturing)	20	1,207
Amkor Technology, Inc.* (Semiconductors)	240	1,322
AMN Healthcare Services, Inc.* (Commercial Services)	120	898
AmSurg Corp.* (Healthcare-Services)	70	1,247
AmTrust Financial Services, Inc. (Insurance)	120	1,445

See accompanying notes to the financial statements.

16 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued
	Shares	Value

ANADIGICS, Inc.* (Semiconductors)	180	$785
Analogic Corp. (Electronics)	30	1,365
Anixter International, Inc.* (Telecommunications)	50	2,130
AnnTaylor Stores Corp.* (Retail)	100	1,627
Apogee Enterprises, Inc. (Building Materials)	60	650
Apollo Investment Corp. (Investment Companies)	310	2,892
Applied Industrial Technologies, Inc. (Machinery-Diversified)	70	1,772
Applied Micro Circuits Corp.* (Semiconductors)	130	1,362
Applied Signal Technology, Inc. (Telecommunications)	70	1,375
Arbitron, Inc. (Commercial Services)	50	1,281
Arch Chemicals, Inc. (Chemicals)	50	1,537
ArcSight, Inc.* (Telecommunications)	40	896
Ardea Biosciences, Inc.* (Pharmaceuticals)	30	617
Arena Resources, Inc.* (Oil & Gas)	70	2,233
Argo Group International Holdings, Ltd. (Insurance)	70	2,141
Ariba, Inc.* (Internet)	160	2,549
Arkansas Best Corp. (Transportation)	50	1,038
ArQule, Inc.* (Biotechnology)	110	473
Array BioPharma, Inc.* (Pharmaceuticals)	190	580
Arris Group, Inc.* (Telecommunications)	210	2,140
Arrow Financial Corp. (Banks)	30	693
Art Technology Group, Inc.* (Internet)	330	1,129
Artio Global Investors, Inc. (Diversified Financial Services)	60	944
Aruba Networks, Inc.* (Telecommunications)	130	1,851
ArvinMeritor, Inc.* (Auto Parts & Equipment)	140	1,834
Ascent Media Corp.—Class A* (Entertainment)	40	1,010
Ashford Hospitality Trust* (REIT)	90	660
Assisted Living Concepts, Inc.—Class A* (Healthcare-Services)	40	1,184
Associated Estates Realty Corp. (REIT)	110	1,424
Astec Industries, Inc.* (Machinery-Construction & Mining)	40	1,109
Astoria Financial Corp. (Savings & Loans)	160	2,202
Astronics Corp.* (Aerospace/Defense)	30	491
Atlantic Tele-Network, Inc. (Environmental Control)	20	826
Atlas Air Worldwide Holdings, Inc.* (Transportation)	50	2,375
ATMI, Inc.* (Semiconductors)	110	1,610
Auxilium Pharmaceuticals, Inc.* (Healthcare-Products)	70	1,645
Aviat Networks, Inc.* (Telecommunications)	170	617
Avid Technology, Inc.* (Software)	100	1,273
Avis Budget Group, Inc.* (Commercial Services)	180	1,768
AZZ, Inc. (Miscellaneous Manufacturing)	40	1,471
B&G Foods, Inc.—Class A (Food)	170	1,833
Baldor Electric Co. (Hand/Machine Tools)	80	2,886
Banco Latinoamericano de Comercio Exterior, S.A.—Class E (Banks)	110	1,374
Bank Mutual Corp. (Banks)	120	682
Bank of the Ozarks, Inc. (Banks)	50	1,773
Barnes Group, Inc. (Miscellaneous Manufacturing)	120	1,967
Basic Energy Services, Inc.* (Oil & Gas Services)	80	616
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	70	1,261
Belden, Inc. (Electrical Components & Equipment)	100	2,200
Belo Corp.—Class A* (Media)	210	1,195
Benchmark Electronics, Inc.* (Electronics)	120	1,902
Berkshire Hills Bancorp, Inc. (Savings & Loans)	30	584
Berry Petroleum Co.—Class A (Oil & Gas)	100	2,572
BGC Partners, Inc.—Class A (Diversified Financial Services)	150	767
Big 5 Sporting Goods Corp. (Retail)	80	1,051
Bill Barrett Corp.* (Oil & Gas)	90	2,769
BioMed Realty Trust, Inc. (REIT)	200	3,218
BJ’s Restaurants, Inc.* (Retail)	50	1,180
Black Box Corp. (Telecommunications)	50	1,394
Black Hills Corp. (Electric)	70	1,993
Blackbaud, Inc. (Software)	80	1,742
Blackboard, Inc.* (Software)	60	2,240
BlackRock Kelso Capital Corp. (Investment Companies)	130	1,283
Blount International, Inc.* (Machinery-Diversified)	120	1,232
Blue Coat Systems, Inc.* (Internet)	70	1,430
Bob Evans Farms, Inc. (Retail)	80	1,970
Boise, Inc.* (Forest Products & Paper)	180	988
Boston Private Financial Holdings, Inc. (Banks)	140	900
Bowne & Co., Inc. (Commercial Services)	1	11
Brady Corp.—Class A (Electronics)	80	1,994
Bridgepoint Education, Inc.* (Commercial Services)	40	632
Briggs & Stratton Corp. (Machinery-Diversified)	90	1,532
Brigham Exploration Co.* (Oil & Gas)	200	3,076
Brightpoint, Inc.* (Distribution/Wholesale)	150	1,050
Bristow Group, Inc.* (Transportation)	60	1,764
Brown Shoe Co., Inc. (Retail)	90	1,366
Bruker Corp.* (Healthcare-Products)	110	1,338
Brunswick Corp. (Leisure Time)	140	1,740
Brush Engineered Materials, Inc.* (Mining)	50	999
Buckeye Technologies, Inc.* (Forest Products & Paper)	90	896
Buffalo Wild Wings, Inc.* (Retail)	30	1,097
Cabot Microelectronics Corp.* (Chemicals)	40	1,384
CACI International, Inc.—Class A* (Computers)	50	2,124
Cal Dive International, Inc.* (Oil & Gas Services)	200	1,170
Calamos Asset Management, Inc. (Diversified Financial Services)	80	742
Calgon Carbon Corp.* (Environmental Control)	100	1,324
California Pizza Kitchen, Inc.* (Retail)	60	909
California Water Service Group (Water)	70	2,499
Callaway Golf Co. (Leisure Time)	140	846
Cantel Medical Corp. (Healthcare-Products)	60	1,002
Capella Education Co.* (Commercial Services)	30	2,440
Capital Lease Funding, Inc. (REIT)	180	830
CARBO Ceramics, Inc. (Oil & Gas Services)	30	2,166
Cardinal Financial Corp. (Banks)	110	1,016
CardioNet, Inc.* (Healthcare-Products)	100	548
Cardtronics, Inc.* (Commercial Services)	50	648
Carrizo Oil & Gas, Inc.* (Oil & Gas)	80	1,242
Carter’s, Inc.* (Apparel)	100	2,625
Cascade Corp. (Machinery-Diversified)	20	712
Casey’s General Stores, Inc. (Retail)	80	2,792
Cash America International, Inc. (Retail)	40	1,371
Cass Information Systems, Inc. (Banks)	20	685
Cathay Bancorp, Inc. (Banks)	150	1,549
Cavium Networks, Inc.* (Semiconductors)	90	2,357
Cbeyond, Inc.* (Telecommunications)	70	875
CBL & Associates Properties, Inc. (REIT)	230	2,861
CDI Corp. (Commercial Services)	70	1,087
Celadon Group, Inc.* (Transportation)	90	1,273
Celera Corp.* (Biotechnology)	210	1,375
Centene Corp.* (Healthcare-Services)	80	1,720
Centerstate Banks, Inc. (Banks)	80	807
Central Garden & Pet Co.—Class A* (Household Products/Wares)	160	1,435
Century Aluminum Co.* (Mining)	160	1,413
Cenveo, Inc.* (Commercial Services)	130	714
Cepheid, Inc.* (Healthcare-Products)	120	1,922
Ceradyne, Inc.* (Miscellaneous Manufacturing)	60	1,282
CH Energy Group, Inc. (Electric)	40	1,570
Charming Shoppes, Inc.* (Retail)	230	863
Chart Industries, Inc.* (Machinery-Diversified)	50	779
Checkpoint Systems, Inc.* (Electronics)	60	1,042

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap :: 17

Common Stocks, continued
	Shares	Value

Cheesecake Factory, Inc.* (Retail)	100	$2,226
Chemed Corp. (Commercial Services)	50	2,732
Chemical Financial Corp. (Banks)	80	1,742
Chindex International, Inc.* (Distribution/Wholesale)	60	752
Chiquita Brands International, Inc.* (Food)	100	1,215
Christopher & Banks Corp. (Retail)	130	805
Churchill Downs, Inc. (Entertainment)	40	1,312
Cincinnati Bell, Inc.* (Telecommunications)	440	1,324
Cirrus Logic, Inc.* (Semiconductors)	100	1,581
CKE Restaurants, Inc. (Retail)	70	877
CKX, Inc.* (Media)	120	599
Clarcor, Inc. (Miscellaneous Manufacturing)	80	2,842
Clayton Williams Energy, Inc.* (Oil & Gas)	30	1,264
Clean Harbors, Inc.* (Environmental Control)	30	1,992
Clearwater Paper Corp.* (Forest Products & Paper)	20	1,095
Cloud Peak Energy, Inc.* (Coal)	120	1,591
CNO Financial Group, Inc.* (Insurance)	390	1,930
Coeur d’Alene Mines Corp.* (Mining)	141	2,225
Cogdell Spencer, Inc. (REIT)	140	946
Cogent Communications Group, Inc.* (Internet)	180	1,364
Cogent, Inc.* (Electronics)	140	1,261
Cognex Corp. (Machinery-Diversified)	100	1,758
Coherent, Inc.* (Electronics)	30	1,029
Coinstar, Inc.* (Commercial Services)	30	1,289
Collective Brands, Inc.* (Retail)	120	1,896
Colonial Properties Trust (REIT)	140	2,034
Colony Financial, Inc. (REIT)	80	1,352
Columbia Banking System, Inc. (Banks)	80	1,461
Columbus McKinnon Corp. NY* (Machinery-Diversified)	80	1,118
Community Bank System, Inc. (Banks)	110	2,423
Community Trust Bancorp, Inc. (Banks)	30	753
Commvault Systems, Inc.* (Software)	90	2,025
Compass Diversified Holdings (Holding
Companies-Diversified)	110	1,475
Compellent Technologies, Inc.* (Computers)	60	727
Complete Production Services, Inc.* (Oil & Gas Services)	150	2,145
Computer Programs & Systems, Inc. (Software)	20	818
comScore, Inc.* (Internet)	60	988
Comtech Telecommunications Corp.* (Telecommunications)	50	1,496
Conceptus, Inc.* (Healthcare-Products)	70	1,091
Concur Technologies, Inc.* (Software)	70	2,988
CONMED Corp.* (Healthcare-Products)	70	1,304
Consolidated Graphics, Inc.* (Commercial Services)	20	865
Contango Oil & Gas Co.* (Oil & Gas)	20	895
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	110	2,145
Core-Mark Holding Co., Inc.* (Distribution/Wholesale)	50	1,370
Cornell Companies, Inc.* (Commercial Services)	30	806
CoStar Group, Inc.* (Commercial Services)	40	1,552
Cousins Properties, Inc. (REIT)	1	7
CRA International, Inc.* (Commercial Services)	50	942
Cracker Barrel Old Country Store, Inc. (Retail)	30	1,397
CreXus Investment Corp. (REIT)	90	1,119
Crocs, Inc.* (Apparel)	150	1,587
Cross Country Healthcare, Inc.* (Commercial Services)	80	719
Crosstex Energy, Inc.* (Oil & Gas)	130	833
CryoLife, Inc.* (Biotechnology)	130	701
CSG Systems International, Inc.* (Software)	100	1,833
Cubic Corp. (Electronics)	40	1,455
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	150	3,090
Curtiss-Wright Corp. (Aerospace/Defense)	80	2,323
CVR Energy, Inc.* (Oil & Gas)	120	902
Cyberonics, Inc.* (Healthcare-Products)	60	1,421
CyberSource Corp.* (Internet)	100	2,553
Cymer, Inc.* (Electronics)	80	2,403
Daktronics, Inc. (Electronics)	120	900
Dana Holding Corp.* (Auto Parts & Equipment)	270	2,700
Danvers Bancorp, Inc. (Savings & Loans)	70	1,012
Darling International, Inc.* (Environmental Control)	230	1,727
DCT Industrial Trust, Inc. (REIT)	450	2,034
DealerTrack Holdings, Inc.* (Internet)	70	1,152
Deckers Outdoor Corp.* (Apparel)	20	2,857
Delphi Financial Group, Inc.—Class A (Insurance)	90	2,197
Deltic Timber Corp. (Forest Products & Paper)	30	1,254
Deluxe Corp. (Commercial Services)	80	1,500
Denny’s Corp.* (Retail)	280	728
Dexcom, Inc.* (Healthcare-Products)	120	1,387
DG Fastchannel, Inc.* (Media)	40	1,303
DHT Maritime, Inc. (Transportation)	150	578
Diamond Foods, Inc. (Food)	40	1,644
Diamond Management & Technology Consultants, Inc. (Commercial Services)	90	928
DiamondRock Hospitality Co. (REIT)	260	2,137
Digi International, Inc.* (Software)	80	662
Digital River, Inc.* (Internet)	80	1,913
DigitalGlobe, Inc.* (Telecommunications)	50	1,315
Dillards, Inc.—Class A (Retail)	80	1,720
Dime Community Bancshares, Inc. (Savings & Loans)	90	1,110
DineEquity, Inc.* (Retail)	20	558
Dionex Corp.* (Electronics)	30	2,234
DivX, Inc.* (Software)	70	536
Dollar Financial Corp.* (Commercial Services)	60	1,187
Dollar Thrifty Automotive Group, Inc.* (Commercial Services)	50	2,130
Domino’s Pizza, Inc.* (Retail)	100	1,130
Dress Barn, Inc.* (Retail)	110	2,619
Drill-Quip, Inc.* (Oil & Gas Services)	60	2,641
drugstore.com, Inc.* (Internet)	250	770
DSW, Inc.—Class A* (Retail)	30	674
DTS, Inc.* (Home Furnishings)	30	986
Duff & Phelps Corp.—Class A (Diversified Financial Services)	90	1,137
DuPont Fabros Technology, Inc. (REIT)	70	1,719
Durect Corp.* (Pharmaceuticals)	210	510
Dyax Corp.* (Pharmaceuticals)	360	817
Dycom Industries, Inc.* (Engineering & Construction)	120	1,026
E.W. Scripps Co.* (Media)	100	745
EarthLink, Inc. (Internet)	260	2,070
Eastman Kodak Co.* (Miscellaneous Manufacturing)	380	1,649
Eclipsys Corp.* (Software)	90	1,606
Education Realty Trust, Inc. (REIT)	210	1,266
Electro Rent Corp. (Commercial Services)	50	640
Electro Scientific Industries, Inc.* (Electronics)	80	1,069
Employers Holdings, Inc. (Insurance)	110	1,620
EMS Technologies, Inc.* (Telecommunications)	70	1,051
Emulex Corp.* (Semiconductors)	150	1,377
Encore Capital Group, Inc.* (Diversified Financial Services)	40	824
Encore Wire Corp. (Electrical Components & Equipment)	70	1,273
EnerSys* (Electrical Components & Equipment)	80	1,710
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	60	1,689
Entegris, Inc.* (Semiconductors)	220	873
Entertainment Properties Trust (REIT)	70	2,665
Entropic Communications, Inc.* (Semiconductors)	110	697
Enzo Biochem, Inc.* (Biotechnology)	130	529
Epoch Holding Corp. (Diversified Financial Services)	40	491
See accompanying notes to the financial statements.

18 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued
	Shares	Value

Equity Lifestyle Properties, Inc. (REIT)	50	$2,411
Equity One, Inc. (REIT)	130	2,028
eResearchTechnology, Inc.* (Internet)	130	1,024
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	50	1,287
Esterline Technologies Corp.* (Aerospace/Defense)	40	1,898
Ethan Allen Interiors, Inc. (Home Furnishings)	40	560
Euronet Worldwide, Inc.* (Commercial Services)	100	1,279
ev3, Inc.* (Healthcare-Products)	120	2,689
Evercore Partners, Inc.—Class A (Diversified Financial Services)	40	934
Exelixis, Inc.* (Biotechnology)	230	798
Extra Space Storage, Inc. (REIT)	130	1,807
EZCORP, Inc.—Class A* (Retail)	90	1,669
F.N.B. Corp. (Banks)	280	2,248
Fair Isaac Corp. (Software)	80	1,743
FARO Technologies, Inc.* (Electronics)	50	936
FBR Capital Markets Corp.* (Diversified Financial Services)	170	566
Federal Signal Corp. (Miscellaneous Manufacturing)	150	906
FEI Co.* (Electronics)	90	1,774
FelCor Lodging Trust, Inc.* (REIT)	130	649
Ferro Corp.* (Chemicals)	170	1,253
First Cash Financial Services, Inc.* (Retail)	80	1,744
First Commonwealth Financial Corp. (Banks)	220	1,155
First Community Bancshares, Inc. (Banks)	40	588
First Financial Bancorp (Banks)	120	1,794
First Financial Corp. (Banks)	30	774
First Merchants Corp. (Banks)	80	678
First Midwest Bancorp, Inc. (Banks)	150	1,824
First Potomac Realty Trust (REIT)	110	1,581
FirstMerit Corp. (Banks)	190	3,255
Flow International Corp.* (Machinery-Diversified)	140	330
Flushing Financial Corp. (Savings & Loans)	90	1,101
Force Protection, Inc.* (Auto Manufacturers)	190	779
Forestar Group, Inc.* (Real Estate)	90	1,616
FormFactor, Inc.* (Semiconductors)	100	1,080
Forward Air Corp. (Transportation)	70	1,907
FPIC Insurance Group, Inc.* (Insurance)	30	770
Franklin Electric Co., Inc. (Hand/Machine Tools)	50	1,441
Franklin Street Properties Corp. (REIT)	140	1,653
Fred’s, Inc. (Retail)	120	1,327
Fuller (H.B.) Co. (Chemicals)	110	2,089
FX Energy, Inc.* (Oil & Gas)	100	362
G & K Services, Inc. (Textiles)	70	1,445
G-III Apparel Group, Ltd.* (Apparel)	30	687
GAMCO Investors, Inc.—Class A (Diversified Financial Services)	30	1,116
Gaylord Entertainment Co.* (Lodging)	60	1,325
GenCorp, Inc.* (Aerospace/Defense)	150	657
General Communication, Inc.—Class A* (Telecommunications)	150	1,139
Genesco, Inc.* (Retail)	40	1,052
Genesee & Wyoming, Inc.—Class A* (Transportation)	50	1,865
Gentiva Health Services, Inc.* (Healthcare-Services)	40	1,080
GeoEye, Inc.* (Telecommunications)	40	1,246
GFI Group, Inc. (Diversified Financial Services)	140	781
Gibraltar Industries, Inc.* (Iron/Steel)	70	707
Glacier Bancorp, Inc. (Banks)	160	2,347
Gladstone Capital Corp. (Investment Companies)	70	757
Glatfelter (Forest Products & Paper)	110	1,194
Glimcher Realty Trust (REIT)	140	837
Global Cash Access Holdings, Inc.* (Commercial Services)	160	1,154
Global Industries, Ltd.* (Oil & Gas Services)	270	1,212
Golar LNG, Ltd. (Transportation)	110	1,086
GrafTech International, Ltd.* (Electrical Components & Equipment)	190	2,778
Grand Canyon Education, Inc.* (Commercial Services)	50	1,172
Granite Construction, Inc. (Engineering & Construction)	50	1,179
Graphic Packaging Holding Co.* (Packaging & Containers)	280	882
Great Lakes Dredge & Dock Co. (Commercial Services)	110	660
Green Plains Renewable Energy, Inc.* (Energy-Alternate Sources)	50	511
Greenlight Capital Re, Ltd.—Class A* (Insurance)	80	2,015
Griffon Corp.* (Miscellaneous Manufacturing)	90	995
Group 1 Automotive, Inc.* (Retail)	50	1,177
GSI Commerce, Inc.* (Internet)	90	2,592
GulfMark Offshore, Inc.—Class A* (Transportation)	40	1,048
Gulfport Energy Corp.* (Oil & Gas)	60	712
Haemonetics Corp.* (Healthcare-Products)	40	2,141
Halozyme Therapeutics, Inc.* (Biotechnology)	160	1,126
Harmonic, Inc.* (Telecommunications)	220	1,197
Harte-Hanks, Inc. (Advertising)	110	1,150
Hatteras Financial Corp. (REIT)	40	1,113
Hawaiian Holdings, Inc.* (Airlines)	120	620
Hawk Corp.—Class A* (Metal Fabricate/Hardware)	20	509
Haynes International, Inc. (Metal Fabricate/Hardware)	40	1,233
Headwaters, Inc.* (Energy-Alternate Sources)	260	738
Healthcare Realty Trust, Inc. (REIT)	140	3,076
Healthcare Services Group, Inc. (Commercial Services)	130	2,463
HEALTHSOUTH Corp.* (Healthcare-Services)	140	2,619
HealthSpring, Inc.* (Healthcare-Services)	120	1,861
Healthways, Inc.* (Healthcare-Services)	90	1,073
Heartland Express, Inc. (Transportation)	110	1,597
Heartland Payment Systems, Inc. (Commercial Services)	70	1,039
HeartWare International, Inc.* (Healthcare-Products)	10	701
Heckmann Corp.* (Beverages)	200	928
Hecla Mining Co.* (Mining)	350	1,827
Heidrick & Struggles International, Inc. (Commercial Services)	50	1,141
Helen of Troy, Ltd.* (Household Products/Wares)	50	1,103
Hercules Offshore, Inc.* (Oil & Gas Services)	280	680
Hercules Technology Growth Capital, Inc. (Investment Companies)	140	1,289
Herman Miller, Inc. (Office Furnishings)	90	1,698
Hersha Hospitality Trust (REIT)	240	1,085
Hexcel Corp.* (Aerospace/Defense Equipment)	160	2,482
Hi-Tech Pharmacal Co., Inc.* (Pharmaceuticals)	30	687
Hibbett Sports, Inc.* (Retail)	100	2,396
Highwoods Properties, Inc. (REIT)	100	2,776
Hittite Microwave Corp.* (Semiconductors)	30	1,342
HMS Holdings Corp.* (Commercial Services)	30	1,627
HNI Corp. (Office Furnishings)	80	2,207
Home Bancshares, Inc. (Banks)	60	1,369
Home Federal Bancorp, Inc. (Savings & Loans)	50	632
Home Properties, Inc. (REIT)	80	3,606
Horizon Lines, Inc.—Class A (Transportation)	140	592
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	50	730
Horsehead Holding Corp.* (Mining)	150	1,134
Hot Topic, Inc. (Retail)	110	559
HSN, Inc.* (Retail)	80	1,920
Hub Group, Inc.—Class A* (Transportation)	70	2,101

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap :: 19

Common Stocks, continued
	Shares	Value

Huron Consulting Group, Inc.* (Commercial Services)	60	$1,165
IBERIABANK Corp. (Banks)	40	2,059
Iconix Brand Group, Inc.* (Apparel)	130	1,868
ICU Medical, Inc.* (Healthcare-Products)	50	1,608
IDACORP, Inc. (Electric)	90	2,994
Idenix Pharmaceuticals, Inc.* (Pharmaceuticals)	100	500
II-VI, Inc.* (Electronics)	60	1,778
Imation Corp.* (Computers)	120	1,103
Immersion Corp.* (Computers)	80	405
Immucor, Inc.* (Healthcare-Products)	110	2,095
ImmunoGen, Inc.* (Biotechnology)	150	1,390
Impax Laboratories, Inc.* (Pharmaceuticals)	110	2,097
Incyte, Corp.* (Biotechnology)	170	1,882
Independent Bank Corp./MA (Banks)	60	1,481
Infinera Corp.* (Telecommunications)	180	1,157
Inland Real Estate Corp. (REIT)	240	1,901
Innophos Holdings, Inc. (Chemicals)	50	1,304
Insight Enterprises, Inc.* (Retail)	140	1,842
Insituform Technologies, Inc.—Class A* (Engineering & Construction)	70	1,434
Inspire Pharmaceuticals, Inc.* (Pharmaceuticals)	130	649
Insteel Industries, Inc. (Miscellaneous Manufacturing)	70	813
Insulet Corp.* (Healthcare-Products)	100	1,505
Integral Systems, Inc.* (Computers)	80	508
Interactive Intelligence, Inc.* (Software)	60	986
InterDigital, Inc.* (Telecommunications)	90	2,222
Interface, Inc.—Class A (Office Furnishings)	90	967
Intermec, Inc.* (Machinery-Diversified)	110	1,128
InterMune, Inc.* (Biotechnology)	70	655
Internap Network Services Corp.* (Internet)	180	751
International Bancshares Corp. (Banks)	110	1,836
International Coal Group, Inc.* (Coal)	360	1,386
Internet Brands, Inc.—Class A* (Internet)	80	826
Internet Capital Group, Inc.* (Internet)	110	836
Intevac, Inc.* (Machinery-Diversified)	70	747
Invacare Corp. (Healthcare-Products)	70	1,452
inVentiv Health, Inc.* (Advertising)	50	1,280
Invesco Mortgage Capital, Inc. (REIT)	80	1,601
Investors Real Estate Trust (REIT)	280	2,472
ION Geophysical Corp.* (Oil & Gas Services)	260	905
IPC The Hospitalist Co.* (Healthcare-Services)	30	753
IPG Photonics Corp.* (Telecommunications)	60	914
iRobot Corp.* (Machinery-Diversified)	40	752
Ironwood Pharmaceuticals, Inc.* (Pharmaceuticals)	50	596
Isilon Systems, Inc.* (Computers)	60	770
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	180	1,723
Ixia* (Telecommunications)	100	859
J & J Snack Foods Corp. (Food)	30	1,263
j2 Global Communications, Inc.* (Internet)	100	2,184
Jack Henry & Associates, Inc. (Computers)	110	2,627
Jack in the Box, Inc.* (Retail)	90	1,750
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	130	1,869
James River Coal Co.* (Coal)	80	1,274
JDA Software Group, Inc.* (Software)	80	1,758
JetBlue Airways Corp.* (Airlines)	390	2,141
Jo-Ann Stores, Inc.* (Retail)	50	1,875
John Bean Technologies Corp. (Miscellaneous Manufacturing)	110	1,677
Jones Apparel Group, Inc. (Apparel)	110	1,743
Jos. A. Bank Clothiers, Inc.* (Retail)	40	2,160
Journal Communications, Inc.—Class A* (Media)	150	596
K-Swiss, Inc.—Class A* (Apparel)	50	562
Kadant, Inc.* (Machinery-Diversified)	40	697
Kaiser Aluminum Corp. (Mining)	60	2,080
Kaman Corp. (Aerospace/Defense)	40	885
Kaydon Corp. (Metal Fabricate/Hardware)	60	1,972
KBW, Inc.* (Diversified Financial Services)	70	1,501
Kelly Services, Inc.—Class A* (Commercial Services)	60	892
Kenexa Corp.* (Commercial Services)	60	720
Key Energy Services, Inc.* (Oil & Gas Services)	230	2,111
Kilroy Realty Corp. (REIT)	100	2,973
Kindred Healthcare, Inc.* (Healthcare-Services)	80	1,027
Knight Capital Group, Inc.—Class A* (Diversified Financial Services)	160	2,206
Knight Transportation, Inc. (Transportation)	100	2,024
Knightsbridge Tankers, Ltd. (Transportation)	60	1,055
Knoll, Inc. (Office Furnishings)	110	1,462
Knology, Inc.* (Telecommunications)	100	1,093
Kopin Corp.* (Semiconductors)	250	848
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	40	899
Korn/Ferry International* (Commercial Services)	80	1,112
Krispy Kreme Doughnuts, Inc.* (Retail)	160	539
Kulicke & Soffa Industries, Inc.* (Semiconductors)	140	983
KVH Industries, Inc.* (Telecommunications)	50	621
L-1 Identity Solutions, Inc.* (Electronics)	160	1,310
La-Z-Boy, Inc.* (Home Furnishings)	90	669
LaBranche & Co., Inc.* (Diversified Financial Services)	130	556
Laclede Group, Inc. (Gas)	70	2,319
Ladish Co., Inc.* (Metal Fabricate/Hardware)	40	909
Lakeland Financial Corp. (Banks)	40	799
Lance, Inc. (Food)	60	989
Landauer, Inc. (Commercial Services)	30	1,826
LaSalle Hotel Properties (REIT)	100	2,057
Lattice Semiconductor Corp.* (Semiconductors)	190	825
Lawson Software, Inc.* (Software)	250	1,825
Layne Christensen Co.* (Engineering & Construction)	30	728
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	510	653
Lexington Realty Trust (REIT)	240	1,442
LHC Group, Inc.* (Healthcare-Services)	40	1,110
Life Time Fitness, Inc.* (Leisure Time)	60	1,907
Limelight Networks, Inc.* (Internet)	190	834
Lin TV Corp.—Class A* (Media)	120	649
Lionbridge Technologies, Inc.* (Internet)	100	457
Liquidity Services, Inc.* (Internet)	80	1,037
Littelfuse, Inc.* (Electrical Components & Equipment)	40	1,264
Live Nation, Inc.* (Commercial Services)	230	2,403
LivePerson, Inc.* (Computers)	120	823
Liz Claiborne, Inc.* (Apparel)	240	1,013
LogMeIn, Inc.* (Telecommunications)	20	525
Loral Space & Communications, Inc.* (Telecommunications)	30	1,282
Louisiana-Pacific Corp.* (Forest Products & Paper)	230	1,539
LSB Industries, Inc.* (Miscellaneous Manufacturing)	60	799
LTC Properties, Inc. (REIT)	80	1,942
Lufkin Industries, Inc. (Oil & Gas Services)	50	1,949
Lumber Liquidators Holdings, Inc.* (Retail)	40	933
Luminex Corp.* (Healthcare-Products)	90	1,460
M/I Schottenstein Homes, Inc.* (Home Builders)	70	675
Magellan Health Services, Inc.* (Healthcare-Services)	60	2,179
Maidenform Brands, Inc.* (Apparel)	70	1,425
Manhattan Associates, Inc.* (Computers)	50	1,377
ManTech International Corp.—Class A* (Software)	30	1,277
Marcus Corp. (Lodging)	80	757
Martek Biosciences Corp.* (Biotechnology)	60	1,423
Masimo Corp. (Healthcare-Products)	90	2,143
MasTec, Inc.* (Telecommunications)	150	1,410
MB Financial, Inc. (Banks)	110	2,023
McCormick & Schmick’s Seafood Restaurants, Inc.* (Retail)	80	597
MCG Capital Corp. (Investment Companies)	270	1,304

See accompanying notes to the financial statements.

20 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued
	Shares	Value

McGrath Rentcorp (Commercial Services)	60	$1,367
McMoRan Exploration Co.* (Oil & Gas)	150	1,666
Measurement Specialties, Inc.* (Electronics)	40	548
MedAssets, Inc.* (Software)	70	1,616
Mediacom Communications Corp.—Class A* (Media)	90	605
Medical Action Industries, Inc.* (Healthcare-Products)	90	1,079
Medical Properties Trust, Inc. (REIT)	230	2,171
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	130	2,844
Mentor Graphics Corp.* (Computers)	220	1,947
Mercury Computer Systems, Inc.* (Computers)	70	821
Merge Healthcare, Inc.* (Healthcare-Products)	210	615
Meridian Bioscience, Inc. (Healthcare-Products)	80	1,360
Merit Medical Systems, Inc.* (Healthcare-Products)	80	1,286
Meritage Homes Corp.* (Home Builders)	70	1,140
Metabolix, Inc.* (Miscellaneous Manufacturing)	40	572
Metalico, Inc.* (Environmental Control)	170	677
Methode Electronics, Inc. (Electronics)	60	584
MF Global Holdings, Ltd.* (Diversified Financial Services)	170	971
MFA Financial, Inc. (REIT)	400	2,960
MGIC Investment Corp.* (Insurance)	320	2,205
Michael Baker Corp.* (Engineering & Construction)	30	1,047
Micrel, Inc. (Semiconductors)	130	1,323
Microsemi Corp.* (Semiconductors)	190	2,780
MicroStrategy, Inc.—Class A* (Software)	20	1,502
Mid-America Apartment Communities, Inc. (REIT)	40	2,059
Middlesex Water Co. (Water)	90	1,426
Mine Safety Appliances Co. (Environmental Control)	80	1,982
Minerals Technologies, Inc. (Chemicals)	30	1,426
MKS Instruments, Inc.* (Semiconductors)	80	1,498
Mobile Mini, Inc.* (Storage/Warehousing)	70	1,140
Modine Manufacturing Co.* (Auto Parts & Equipment)	90	691
Molina Healthcare, Inc.* (Healthcare-Services)	30	864
Momenta Pharmaceuticals, Inc.* (Biotechnology)	90	1,103
Monarch Casino & Resort, Inc.* (Lodging)	40	405
Monolithic Power Systems, Inc.* (Semiconductors)	70	1,250
Monro Muffler Brake, Inc. (Commercial Services)	40	1,581
Montpelier Re Holdings, Ltd. (Insurance)	260	3,882
Moog, Inc.—Class A* (Aerospace/Defense)	80	2,578
Move, Inc.* (Internet)	350	718
MTS Systems Corp. (Computers)	70	2,030
Mueller Industries, Inc. (Metal Fabricate/Hardware)	90	2,214
Mueller Water Products, Inc.—Class A (Metal Fabricate/Hardware)	240	890
Multi-Color Corp. (Commercial Services)	60	614
Multimedia Games, Inc.* (Leisure Time)	100	450
MVC Capital, Inc. (Investment Companies)	90	1,163
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	20	1,005
Myers Industries, Inc. (Miscellaneous Manufacturing)	150	1,213
MYR Group, Inc.* (Engineering & Construction)	50	835
Nabi Biopharmaceuticals* (Pharmaceuticals)	250	1,360
NACCO Industries, Inc.—Class A (Machinery-Diversified)	10	888
Nara Bancorp, Inc.* (Banks)	80	674
Nash Finch Co. (Food)	50	1,708
National Beverage Corp. (Beverages)	50	614
National CineMedia, Inc. (Entertainment)	70	1,166
National Financial Partners* (Diversified Financial Services)	90	879
National Health Investors, Inc. (REIT)	50	1,928
National Penn Bancshares, Inc. (Banks)	280	1,683
Natus Medical, Inc.* (Healthcare-Products)	90	1,466
Navigant Consulting Co.* (Commercial Services)	120	1,246
NBT Bancorp, Inc. (Banks)	80	1,634
NCI Building Systems, Inc.* (Building Materials)	60	502
Nektar Therapeutics* (Biotechnology)	170	2,057
Neogen Corp.* (Pharmaceuticals)	80	2,084
Netezza Corp.* (Computers)	100	1,368
NETGEAR, Inc.* (Telecommunications)	70	1,249
Netlogic Microsystems, Inc.* (Semiconductors)	100	2,720
Neurocrine Biosciences, Inc.* (Pharmaceuticals)	90	504
Neutral Tandem, Inc.* (Telecommunications)	80	900
New Jersey Resources Corp. (Gas)	90	3,168
NewAlliance Bancshares, Inc. (Savings & Loans)	190	2,130
NewMarket Corp. (Chemicals)	20	1,746
Newpark Resources, Inc.* (Oil & Gas Services)	160	968
Newport Corp.* (Electronics)	90	815
NGP Capital Resources Co. (Investment Companies)	60	430
Nicor, Inc. (Gas)	90	3,645
Nolan Co.* (Media)	60	667
Nordson Corp. (Machinery-Diversified)	50	2,804
Northern Oil & Gas, Inc.* (Oil & Gas)	100	1,284
Northwest Bancshares, Inc. (Savings & Loans)	220	2,523
Northwest Natural Gas Co. (Gas)	90	3,921
NorthWestern Corp. (Electric)	110	2,882
Novatel Wireless, Inc.* (Telecommunications)	150	861
NPS Pharmaceuticals, Inc.* (Biotechnology)	140	902
NTELOS Holdings Corp. (Telecommunications)	70	1,204
Nu Skin Enterprises, Inc. (Retail)	80	1,994
Nutraceutical International Corp.* (Pharmaceuticals)	40	610
NuVasive, Inc.* (Healthcare-Products)	50	1,773
NxStage Medical, Inc.* (Healthcare-Products)	60	890
Obagi Medical Products, Inc.* (Pharmaceuticals)	70	827
Ocwen Financial Corp.* (Diversified Financial Services)	140	1,427
Odyssey Healthcare, Inc.* (Healthcare-Services)	50	1,336
OfficeMax, Inc.* (Retail)	140	1,828
Old Dominion Freight Line, Inc.* (Transportation)	50	1,757
Old National Bancorp (Banks)	230	2,383
Olin Corp. (Chemicals)	150	2,713
Olympic Steel, Inc. (Iron/Steel)	40	919
OM Group, Inc.* (Chemicals)	70	1,670
OmniVision Technologies, Inc.* (Semiconductors)	90	1,930
Omnova Solutions, Inc.* (Chemicals)	140	1,093
On Assignment, Inc.* (Commercial Services)	90	453
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	120	2,591
Openwave Systems, Inc.* (Internet)	300	609
OPNET Technologies, Inc. (Software)	60	881
Oppenheimer Holdings, Inc.—Class A (Diversified Financial Services)	40	958
OraSure Technologies, Inc.* (Healthcare-Products)	140	648
Orbital Sciences Corp.* (Aerospace/Defense)	150	2,365
Orient-Express Hotels, Ltd.—Class A* (Lodging)	160	1,184
Oriental Financial Group, Inc. (Banks)	80	1,013
Orion Marine Group, Inc.* (Engineering & Construction)	80	1,136
Oritani Financial Corp. (Savings & Loans)	150	1,500
OSI Systems, Inc.* (Electronics)	30	833
Otter Tail Corp. (Electric)	100	1,933
Owens & Minor, Inc. (Distribution/Wholesale)	100	2,838
Oxford Industries, Inc. (Apparel)	30	628
P.F. Chang’s China Bistro, Inc. (Retail)	40	1,586
Pacer International, Inc.* (Transportation)	80	559
Pacific Sunwear of California, Inc.* (Retail)	160	512
PacWest Bancorp (Banks)	100	1,831
PAETEC Holding Corp.* (Telecommunications)	270	921
Pain Therapeutics, Inc.* (Pharmaceuticals)	80	445

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap :: 21

Common Stocks, continued
	Shares	Value

Palm, Inc.* (Computers)	250	$1,422
Palomar Medical Technologies, Inc.* (Healthcare-Products)	70	783
Panhandle Oil & Gas, Inc.—Class A (Oil & Gas)	20	529
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	70	1,817
Parametric Technology Corp.* (Software)	190	2,977
PAREXEL International Corp.* (Commercial Services)	110	2,385
Parker Drilling Co.* (Oil & Gas)	310	1,224
Parkway Properties, Inc. (REIT)	80	1,166
Patriot Coal Corp.* (Coal)	140	1,645
PDL BioPharma, Inc. (Biotechnology)	320	1,798
Pebblebrook Hotel Trust* (REIT)	50	943
Pegasystems, Inc. (Software)	30	963
Penn Virginia Corp. (Oil & Gas)	110	2,212
Perficient, Inc.* (Internet)	90	802
Pericom Semiconductor Corp.* (Semiconductors)	100	960
Petroleum Development* (Oil & Gas)	50	1,281
PetroQuest Energy, Inc.* (Oil & Gas)	160	1,082
Pharmasset, Inc.* (Pharmaceuticals)	50	1,367
PharMerica Corp.* (Pharmaceuticals)	110	1,613
Phase Forward, Inc.* (Software)	60	1,001
PHH Corp.* (Commercial Services)	100	1,904
PHI, Inc.* (Transportation)	50	705
Photronics, Inc.* (Semiconductors)	210	949
PICO Holdings, Inc.* (Water)	60	1,798
Piedmont Natural Gas Co., Inc. (Gas)	160	4,048
Pier 1 Imports, Inc.* (Retail)	180	1,154
Pinnacle Entertainment, Inc.* (Entertainment)	110	1,041
Pinnacle Financial Partners, Inc.* (Banks)	90	1,157
Pioneer Drilling Co.* (Oil & Gas)	100	567
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	30	967
Plantronics, Inc. (Telecommunications)	90	2,574
Platinum Underwriters Holdings, Ltd. (Insurance)	70	2,540
Playboy Enterprises, Inc.—Class B* (Media)	120	504
Plexus Corp.* (Electronics)	70	1,872
PMA Capital Corp.—Class A* (Insurance)	120	786
PMFG, Inc.* (Miscellaneous Manufacturing)	20	303
PMI Group, Inc.* (Insurance)	240	694
PNM Resources, Inc. (Electric)	210	2,348
Polaris Industries, Inc. (Leisure Time)	50	2,731
PolyOne Corp.* (Chemicals)	130	1,095
Polypore International, Inc.* (Miscellaneous Manufacturing)	40	910
Pool Corp. (Distribution/Wholesale)	60	1,315
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	20	1,336
Post Properties, Inc. (REIT)	100	2,273
Potlatch Corp. (Forest Products & Paper)	70	2,501
Power Integrations, Inc. (Semiconductors)	50	1,610
Power-One, Inc.* (Electrical Components & Equipment)	50	338
PowerSecure International, Inc.* (Electrical Components & Equipment)	70	636
Premiere Global Services, Inc.* (Telecommunications)	190	1,205
PriceSmart, Inc. (Retail)	60	1,394
PrivateBancorp, Inc. (Banks)	90	997
ProAssurance Corp.* (Insurance)	70	3,973
Progenics Pharmaceuticals, Inc.* (Pharmaceuticals)	130	712
Prospect Capital Corp. (Investment Companies)	120	1,158
Prosperity Bancshares, Inc. (Banks)	80	2,780
Provident Financial Services, Inc. (Savings & Loans)	160	1,870
Provident New York Bancorp (Savings & Loans)	90	797
PS Business Parks, Inc. (REIT)	40	2,231
PSS World Medical, Inc.* (Healthcare-Products)	100	2,115
Psychiatric Solutions, Inc.* (Healthcare-Services)	80	2,618
Quaker Chemical Corp. (Chemicals)	30	813
Quanex Building Products Corp. (Building Materials)	60	1,037
Quantum Corp.* (Computers)	660	1,241
Quest Software, Inc.* (Software)	110	1,984
Questcor Pharmaceuticals, Inc.* (Pharmaceuticals)	90	919
Quidel Corp.* (Healthcare-Products)	80	1,015
Quiksilver, Inc.* (Apparel)	220	814
Rackspace Hosting, Inc.* (Internet)	150	2,751
Radian Group, Inc. (Insurance)	210	1,520
Radiant Systems, Inc.* (Computers)	80	1,157
Ramco-Gershenson Properties Trust (REIT)	100	1,010
Raven Industries, Inc. (Miscellaneous Manufacturing)	30	1,011
RBC Bearings, Inc.* (Metal Fabricate/Hardware)	50	1,449
RCN Corp.* (Telecommunications)	70	1,037
RealNetworks, Inc.* (Internet)	200	660
Red Robin Gourmet Burgers, Inc.* (Retail)	40	686
Redwood Trust, Inc. (REIT)	160	2,342
Regis Corp. (Retail)	130	2,024
RehabCare Group, Inc.* (Healthcare-Services)	50	1,089
Rent-A-Center, Inc.* (Commercial Services)	90	1,823
Res-Care, Inc.* (Healthcare-Services)	70	676
Resources Connection, Inc.* (Commercial Services)	100	1,360
Retail Ventures, Inc.* (Retail)	100	782
REX American Resources Corp.* (Energy-Alternate Sources)	30	480
Rex Energy Corp.* (Oil & Gas)	80	808
RF Micro Devices, Inc.* (Telecommunications)	460	1,799
Rigel Pharmaceuticals, Inc.* (Healthcare-Products)	140	1,008
RightNow Technologies, Inc.* (Software)	50	785
Riverbed Technology, Inc.* (Computers)	100	2,762
RLI Corp. (Insurance)	70	3,676
Rock-Tenn Co.—Class A (Forest Products & Paper)	50	2,483
Rockwood Holdings, Inc.* (Chemicals)	80	1,815
Rofin-Sinar Technologies, Inc.* (Electronics)	50	1,041
Rogers Corp.* (Electronics)	50	1,388
Rosetta Resources, Inc.* (Oil & Gas)	100	1,981
RPC, Inc. (Oil & Gas Services)	90	1,228
RSC Holdings, Inc.* (Commercial Services)	180	1,111
RTI Biologics, Inc.* (Healthcare-Products)	200	586
RTI International Metals, Inc.* (Mining)	60	1,447
Ruby Tuesday, Inc.* (Retail)	100	850
Ruddick Corp. (Food)	70	2,169
Rue21, Inc.* (Retail)	30	910
Rush Enterprises, Inc.* (Retail)	80	1,069
S1 Corp.* (Internet)	290	1,743
Safety Insurance Group, Inc. (Insurance)	50	1,851
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	90	3,513
Sally Beauty Holdings, Inc.* (Retail)	180	1,476
Sanderson Farms, Inc. (Food)	40	2,030
Sandy Spring Bancorp, Inc. (Banks)	60	841
Santarus, Inc.* (Pharmaceuticals)	220	546
Sapient Corp. (Internet)	150	1,521
Saul Centers, Inc. (REIT)	30	1,219
Savient Pharmaceuticals, Inc.* (Biotechnology)	150	1,890
SAVVIS, Inc.* (Telecommunications)	70	1,033
SCBT Financial Corp. (Banks)	30	1,057
Scholastic Corp. (Media)	80	1,930
Schulman (A.), Inc. (Chemicals)	80	1,517
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	30	1,513
SeaChange International, Inc.* (Software)	100	823
Sealy Corp.* (Home Furnishings)	260	694
Seattle Genetics, Inc.* (Biotechnology)	160	1,918
Semtech Corp.* (Semiconductors)	140	2,292
Seneca Foods Corp.—Class A* (Food)	30	968

See accompanying notes to the financial statements.

22 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued
	Shares	Value

Sensient Technologies Corp. (Chemicals)	90	$2,334
Shenandoah Telecommunications Co. (Telecommunications)	30	532
ShoreTel, Inc.* (Telecommunications)	100	464
Shuffle Master, Inc.* (Entertainment)	150	1,202
Shutterfly, Inc.* (Internet)	70	1,677
Signature Bank* (Banks)	80	3,041
Silgan Holdings, Inc. (Packaging & Containers)	50	1,419
Silicon Graphics International Corp.* (Computers)	80	566
Silicon Image, Inc.* (Semiconductors)	170	597
Simpson Manufacturing Co., Inc. (Building Materials)	70	1,718
Sinclair Broadcast Group, Inc.—Class A* (Media)	90	525
Sirona Dental Systems, Inc.* (Healthcare-Products)	60	2,090
SJW Corp. (Water)	20	469
Skechers U.S.A., Inc.—Class A* (Apparel)	60	2,191
Skyline Corp. (Home Builders)	30	540
SkyWest, Inc. (Airlines)	100	1,222
Smart Balance, Inc.* (Food)	150	614
Smith Corp. (Miscellaneous Manufacturing)	40	1,928
Smith Micro Software, Inc.* (Software)	80	761
Solarwinds, Inc.* (Software)	60	962
Solutia, Inc.* (Chemicals)	200	2,620
Somanetics Corp.* (Healthcare-Products)	30	749
Sonic Automotive, Inc.* (Retail)	130	1,113
Sonic Corp.* (Retail)	140	1,085
SONICWALL, Inc.* (Internet)	60	705
Sonus Networks, Inc.* (Telecommunications)	310	840
Sotheby’s (Commercial Services)	110	2,516
Sourcefire, Inc.* (Internet)	50	950
South Jersey Industries, Inc. (Gas)	50	2,148
Southside Bancshares, Inc. (Banks)	40	786
Sovran Self Storage, Inc. (REIT)	60	2,066
Spartan Stores, Inc. (Food)	70	960
SRA International, Inc.—Class A* (Computers)	100	1,967
Stage Stores, Inc. (Retail)	130	1,388
Standard Microsystems Corp.* (Semiconductors)	60	1,397
Standard Pacific Corp.* (Home Builders)	200	666
Standex International Corp. (Miscellaneous Manufacturing)	30	761
Stanley, Inc.* (Engineering & Construction)	20	748
Starwood Property Trust, Inc. (REIT)	80	1,356
Steelcase, Inc.—Class A (Office Furnishings)	130	1,008
Steiner Leisure, Ltd.* (Commercial Services)	40	1,538
StellarOne Corp. (Banks)	60	766
Stepan Co. (Chemicals)	10	684
STERIS Corp. (Healthcare-Products)	100	3,108
Sterling Bancshares, Inc. (Banks)	180	848
Steven Madden, Ltd.* (Apparel)	40	1,261
Stewart Enterprises, Inc.—Class A (Commercial Services)	260	1,407
Stewart Information Services Corp. (Insurance)	70	631
Stifel Financial Corp.* (Diversified Financial Services)	40	1,736
Stillwater Mining Co.* (Mining)	80	930
Stone Energy Corp.* (Oil & Gas)	110	1,228
STR Holdings, Inc.* (Miscellaneous Manufacturing)	50	940
Strategic Hotels & Resorts, Inc.* (REIT)	230	1,010
SuccessFactors, Inc.* (Commercial Services)	100	2,079
Sunstone Hotel Investors, Inc.* (REIT)	220	2,185
Super Micro Computer, Inc.* (Computers)	40	540
SuperGen, Inc.* (Biotechnology)	210	424
Superior Well Services, Inc.* (Oil & Gas Services)	50	836
Support.com, Inc.* (Internet)	170	707
Susquehanna Bancshares, Inc. (Banks)	220	1,833
SVB Financial Group* (Banks)	50	2,061
Swift Energy Co.* (Oil & Gas)	70	1,884
Sykes Enterprises, Inc.* (Computers)	100	1,423
Symyx Technologies, Inc.* (Chemicals)	100	501
Syniverse Holdings, Inc.* (Telecommunications)	80	1,636
SYNNEX Corp.* (Software)	70	1,793
Synovis Life Technologies, Inc.* (Healthcare-Products)	40	611
Syntel, Inc. (Computers)	40	1,358
Take-Two Interactive Software, Inc.* (Software)	140	1,260
TAL International Group, Inc. (Trucking & Leasing)	40	899
Taleo Corp.—Class A* (Software)	70	1,700
Tanger Factory Outlet Centers, Inc. (REIT)	40	1,655
Taser International, Inc.* (Electronics)	130	507
Tecumseh Products Co.—Class A* (Machinery-Diversified)	40	445
Tekelec* (Telecommunications)	80	1,059
TeleCommunication Systems, Inc.—Class A* (Internet)	150	621
Teledyne Technologies, Inc.* (Aerospace/Defense)	60	2,315
TeleTech Holdings, Inc.* (Commercial Services)	100	1,289
Tennant Co. (Machinery-Diversified)	30	1,015
Tenneco Automotive, Inc.* (Auto Parts & Equipment)	100	2,106
Terremark Worldwide, Inc.* (Internet)	140	1,093
Tessera Technologies, Inc.* (Semiconductors)	90	1,444
Tetra Tech, Inc.* (Environmental Control)	100	1,961
TETRA Technologies, Inc.* (Oil & Gas Services)	160	1,453
Texas Capital Bancshares, Inc.* (Banks)	110	1,804
Texas Roadhouse, Inc.—Class A* (Retail)	100	1,262
The Andersons, Inc. (Agriculture)	40	1,304
The Bancorp, Inc.* (Banks)	70	548
The Cato Corp.—Class A (Retail)	70	1,541
The Children’s Place Retail Stores, Inc.* (Retail)	40	1,761
The Corporate Executive Board Co. (Commercial Services)	60	1,576
The Ensign Group, Inc. (Healthcare-Services)	70	1,156
The Finish Line, Inc.—Class A (Retail)	70	975
The Geo Group, Inc.* (Commercial Services)	70	1,452
The Gorman-Rupp Co. (Machinery-Diversified)	40	1,002
The Greenbrier Cos., Inc.* (Trucking & Leasing)	50	560
The Gymboree Corp.* (Apparel)	50	2,135
The Hain Celestial Group, Inc.* (Food)	90	1,815
The Knot, Inc.* (Internet)	130	1,011
The Medicines Co.* (Pharmaceuticals)	120	913
The Men’s Wearhouse, Inc. (Retail)	100	1,836
The Middleby Corp.* (Machinery-Diversified)	20	1,064
The Navigators Group, Inc.* (Insurance)	30	1,234
The Pantry, Inc.* (Retail)	70	988
The Pep Boys—Manny, Moe & Jack (Retail)	110	975
The Phoenix Cos., Inc.* (Insurance)	280	591
The Princeton Review, Inc.* (Commercial Services)	210	487
The Ryland Group, Inc. (Home Builders)	90	1,424
The Talbots, Inc.* (Retail)	120	1,237
The Timberland Co.—Class A* (Apparel)	70	1,131
The Ultimate Software Group, Inc.* (Software)	70	2,300
The Warnaco Group, Inc.* (Apparel)	70	2,530
The Wet Seal, Inc.—Class A* (Retail)	310	1,132
Theravance, Inc.* (Pharmaceuticals)	110	1,383
THQ, Inc.* (Software)	170	734
Tibco Software, Inc.* (Internet)	290	3,497
TiVo, Inc.* (Home Furnishings)	170	1,255
TNS, Inc.* (Commercial Services)	60	1,046
TomoTherapy, Inc.* (Healthcare-Products)	180	572
Tompkins Financial Corp. (Banks)	20	755
Transcend Services, Inc.* (Commercial Services)	60	810
TreeHouse Foods, Inc.* (Food)	60	2,740
TriMas Corp.* (Miscellaneous Manufacturing)	50	566
Triple-S Management Corp.—Class B* (Healthcare-Services)	70	1,298

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap :: 23

Common Stocks, continued
	Shares	Value

TriQuint Semiconductor, Inc.* (Semiconductors)	230	$1,405
Triumph Group, Inc. (Aerospace/Defense)	20	1,333
True Religion Apparel, Inc.* (Apparel)	50	1,104
TrueBlue, Inc.* (Commercial Services)	100	1,119
TrustCo Bank Corp. NY (Banks)	240	1,344
Trustmark Corp. (Banks)	110	2,290
TTM Technologies, Inc.* (Electronics)	160	1,520
Tutor Perini Corp.* (Engineering & Construction)	70	1,154
Tyler Technologies, Inc.* (Computers)	90	1,397
U-Store-It Trust (REIT)	220	1,641
U.S. Physical Therapy, Inc.* (Healthcare-Services)	60	1,013
UIL Holdings Corp. (Electric)	80	2,002
Ulta Salon, Cosmetics & Fragrance, Inc.* (Retail)	50	1,183
Ultratech Stepper, Inc.* (Semiconductors)	50	814
UMB Financial Corp. (Banks)	90	3,200
Umpqua Holdings Corp. (Banks)	210	2,411
Union First Market Bankshares Corp. (Banks)	70	858
Unisource Energy Corp. (Electric)	70	2,113
Unisys Corp.* (Computers)	80	1,479
United Community Banks, Inc.* (Banks)	210	830
United Fire & Casualty Co. (Insurance)	50	991
United Natural Foods, Inc.* (Food)	70	2,092
United Online, Inc. (Internet)	250	1,440
United Rentals, Inc.* (Commercial Services)	110	1,025
Unitil Corp. (Electric)	50	1,046
Universal American Financial Corp.* (Insurance)	90	1,296
Universal Corp. (Agriculture)	40	1,587
Universal Electronics, Inc.* (Home Furnishings)	50	832
Universal Forest Products, Inc. (Building Materials)	40	1,212
Universal Health Realty Income Trust (REIT)	50	1,606
Universal Technical Institute, Inc.* (Commercial Services)	50	1,182
Univest Corp. of Pennsylvania (Banks)	30	520
Urstadt Biddle Properties—Class A (REIT)	70	1,129
US Airways Group, Inc.* (Airlines)	270	2,325
US Ecology, Inc. (Environmental Control)	70	1,020
US Gold Corp.* (Mining)	210	1,052
USA Mobility, Inc. (Telecommunications)	80	1,034
USA Truck, Inc.* (Transportation)	30	484
USEC, Inc.* (Mining)	210	1,000
VAALCO Energy, Inc. (Oil & Gas)	150	840
Vail Resorts, Inc.* (Entertainment)	60	2,095
Valassis Communications, Inc.* (Commercial Services)	70	2,220
ValueClick, Inc.* (Internet)	160	1,710
Veeco Instruments, Inc.* (Semiconductors)	70	2,400
Venoco, Inc.* (Oil & Gas)	80	1,318
VeriFone Systems, Inc.* (Software)	140	2,650
Viad Corp. (Commercial Services)	70	1,235
ViaSat, Inc.* (Telecommunications)	40	1,302
Vicor Corp.* (Electrical Components & Equipment)	70	874
ViroPharma, Inc.* (Pharmaceuticals)	160	1,794
Vital Images, Inc.* (Software)	40	510
Vitamin Shoppe, Inc.* (Retail)	30	770
Vocus, Inc.* (Internet)	60	917
Volcano Corp.* (Healthcare-Products)	90	1,964
Volcom, Inc.* (Apparel)	60	1,114
Volterra Semiconductor Corp.* (Semiconductors)	50	1,153
W &T Offshore, Inc. (Oil & Gas)	110	1,041
W.R. Grace & Co.* (Chemicals)	100	2,104
Warren Resources, Inc.* (Oil & Gas)	260	754
Washington Trust Bancorp, Inc. (Banks)	30	511
Waste Services, Inc.* (Environmental Control)	120	1,399
Watsco, Inc. (Distribution/Wholesale)	40	2,317
WD-40 Co. (Household Products/Wares)	50	1,670
Websense, Inc.* (Internet)	90	1,701
Webster Financial Corp. (Banks)	120	2,153
WellCare Health Plans, Inc.* (Healthcare-Services)	70	1,662
Werner Enterprises, Inc. (Transportation)	80	1,751
WesBanco, Inc. (Banks)	60	1,011
West Pharmaceutical Services, Inc. (Healthcare-Products)	80	2,919
Western Alliance Bancorp* (Banks)	120	860
Westlake Chemical Corp. (Chemicals)	40	743
Willbros Group, Inc.* (Oil & Gas Services)	120	888
Winn-Dixie Stores, Inc.* (Food)	110	1,060
Winnebago Industries, Inc.* (Home Builders)	70	696
Winthrop Realty Trust (REIT)	60	769
Wintrust Financial Corp. (Banks)	50	1,667
Wolverine World Wide, Inc. (Apparel)	80	2,018
Woodward Governor Co. (Electronics)	110	2,808
World Fuel Services Corp. (Retail)	100	2,594
Worthington Industries, Inc. (Metal Fabricate/Hardware)	120	1,543
Wright Express Corp.* (Commercial Services)	60	1,782
Wright Medical Group, Inc.* (Healthcare-Products)	70	1,163
Young Innovations, Inc. (Healthcare-Products)	20	563
Zep, Inc. (Chemicals)	50	872
Zoran Corp.* (Semiconductors)	130	1,240
Zumiez, Inc.* (Retail)	50	806
Zygo Corp.* (Electronics)	50	406
Zymogenetics, Inc.* (Pharmaceuticals)	180	760

TOTAL COMMON STOCKS
(Cost $1,467,225)		1,389,861

Repurchase Agreements (76.0%)
	Principal
	Amount

Bank of America, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $1,172,000 (Collateralized by $1,117,300 U.S. Treasury Notes, 3.63%, 8/15/19, market value $1,195,511)	$1,172,000	1,172,000
Deutsche Bank, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $171,000 (Collateralized by $176,000 Federal National Mortgage Association, 0.28%‡, 1/24/11, market value $175,724)	171,000	171,000
HSBC, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $2,110,000 (Collateralized by $2,152,000 of various U.S. Government Agency Obligations, 0.65%–1.00%, 5/19/11–11/18/11, market value $2,154,133)	2,110,000	2,110,000
UBS, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $21,000 (Collateralized by $20,000 Federal National Mortgage Association, 5.25%, 8/1/12, market value $22,000)	21,000	21,000
UMB, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $42,000 (Collateralized by $42,500 U.S. Treasury Notes, 2.00%, 9/30/10, market value $42,903)	42,000	42,000

TOTAL REPURCHASE AGREEMENTS
(Cost $3,516,000)		3,516,000

TOTAL Investment SECURITIES
(Cost $4,983,225)—106.0%		4,905,861
Net other assets (liabilities)—(6.0)%		(278,279)

NET ASSETS—100.0%		$4,627,582

See accompanying notes to the financial statements.

24 :: ProFund VP Small-Cap :: Financial Statements

*	Non-income producing security
+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of June 30, 2010, the aggregate amount held in a segregated account was $550,000.

‡	Represents the effective yield or interest rate in effect at June 30, 2010.

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$2,732,893	$(143,367)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	501,186	(31,573)

		$(174,940)

ProFund VP Small-Cap invested in the following industries as of June 30, 2010:

		% of
	Value	Net Assets

Advertising	$2,430	0.1%
Aerospace/Defense	16,184	0.4%
Aerospace/Defense Equipment	2,482	0.1%
Agriculture	3,959	0.1%
Airlines	10,058	0.2%
Apparel	29,293	0.6%
Auto Manufacturers	779	NM
Auto Parts & Equipment	11,241	0.2%
Banks	87,104	1.9%
Beverages	1,542	NM
Biotechnology	25,475	0.6%
Building Materials	5,119	0.1%
Chemicals	32,657	0.7%
Coal	5,896	0.1%
Commercial Services	85,976	1.9%
Computers	32,570	0.7%
Distribution/Wholesale	11,908	0.3%
Diversified Financial Services	20,839	0.5%
Electric	21,620	0.5%
Electrical Components & Equipment	11,933	0.3%
Electronics	34,774	0.8%
Energy-Alternate Sources	1,729	NM
Engineering & Construction	9,287	0.2%
Entertainment	7,826	0.2%
Environmental Control	12,908	0.3%
Food	25,215	0.5%
Forest Products & Paper	13,463	0.3%
Gas	19,249	0.4%
Hand/Machine Tools	4,327	0.1%
Healthcare-Products	63,645	1.4%
Healthcare-Services	32,104	0.7%
Holding Companies-Diversified	1,475	NM
Home Builders	5,141	0.1%
Home Furnishings	4,996	0.1%
Household Products/Wares	6,270	0.1%
Insurance	42,982	0.9%
Internet	51,292	1.1%
Investment Companies	12,397	0.3%
Iron/Steel	1,626	NM
Leisure Time	8,351	0.2%
Lodging	3,671	0.1%
Machinery-Construction & Mining	1,109	NM
Machinery-Diversified	20,585	0.4%
Media	10,172	0.2%
Metal Fabricate/Hardware	11,414	0.2%
Mining	16,075	0.3%
Miscellaneous Manufacturing	32,506	0.7%
Office Furnishings	7,342	0.2%
Oil & Gas	36,559	0.8%
Oil & Gas Services	21,698	0.5%
Packaging & Containers	2,301	0.1%
Pharmaceuticals	43,189	0.9%
REIT	99,042	2.1%
Real Estate	1,616	NM
Retail	89,162	1.9%
Savings & Loans	15,461	0.3%
Semiconductors	45,602	1.0%
Software	55,640	1.2%
Storage/Warehousing	1,140	NM
Telecommunications	56,900	1.2%
Textiles	1,445	NM
Toys/Games/Hobbies	1,869	NM
Transportation	25,559	0.6%
Trucking & Leasing	3,502	0.1%
Water	8,180	0.2%
Other**	3,237,721	70.0%

Total	$4,627,582	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap :: 25

Statement of Assets and Liabilities (unaudited) :: June 30, 2010

Assets:
Total Investment Securities, at cost	$4,983,225

Securities, at value	1,389,861
Repurchase agreements, at value	3,516,000

Total Investment Securities, at value	4,905,861
Cash	1,726
Dividends receivable	1,287
Receivable for capital shares issued	23,023
Prepaid expenses	67

Total Assets	4,931,964

Liabilities:
Payable for capital shares redeemed	116,980
Unrealized loss on swap agreements	174,940
Advisory fees payable	833
Management services fees payable	111
Administration fees payable	124
Administrative services fees payable	3,436
Distribution fees payable	3,366
Transfer agency fees payable	510
Fund accounting fees payable	269
Compliance services fees payable	25
Other accrued expenses	3,788

Total Liabilities	304,382

Net Assets	$4,627,582

Net Assets consist of:
Capital	$5,479,295
Accumulated net investment income (loss)	(42,194)
Accumulated net realized gains (losses) on investments	(557,215)
Net unrealized appreciation (depreciation) on investments	(252,304)

Net Assets	$4,627,582

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	213,974

Net Asset Value (offering and redemption price per share)	$21.63

Statement of Operations (unaudited) :: For the six months ended June 30, 2010

Investment Income:
Dividends	$6,116
Interest	1,958

Total Investment Income	8,074

Expenses:
Advisory fees	22,411
Management services fees	2,988
Administration fees	915
Transfer agency fees	1,306
Administrative services fees	7,340
Distribution fees	7,470
Custody fees	6,813
Fund accounting fees	4,585
Trustee fees	33
Compliance services fees	19
Other fees	3,920

Total Gross Expenses before reductions	57,800
Less Expenses reduced by the Advisor	(7,599)

Total Net Expenses	50,201

Net Investment Income (Loss)	(42,127)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(204,613)
Net realized gains (losses) on futures contracts	(221,504)
Net realized gains (losses) on swap agreements	405,778
Change in net unrealized appreciation/depreciation on investments	(294,839)

Net Realized and Unrealized Gains (Losses) on Investments	(318,178)

Change in Net Assets Resulting from Operations	$(360,305)

See accompanying notes to the financial statements.

26 :: ProFund VP Small-Cap :: Financial Statements

Statements of Changes in Net Assets

	For the
	six months ended	For the
	June 30, 2010	year ended
	(unaudited)	December 31, 2009

From Investment Activities:
Operations:
Net investment income (loss)	$(42,127)	$(55,396)
Net realized gains (losses) on investments	(23,339)	205,224
Change in net unrealized appreciation/depreciation on investments	(294,839)	(292,903)

Change in net assets resulting from operations	(360,305)	(143,075)

Capital Transactions:
Proceeds from shares issued	56,417,191	197,414,026
Value of shares redeemed	(55,842,886)	(195,672,112)

Change in net assets resulting from capital transactions	574,305	1,741,914

Change in net assets	214,000	1,598,839
Net Assets:
Beginning of period	4,413,582	2,814,743

End of period	$4,627,582	$4,413,582

Accumulated net investment income (loss)	$(42,194)	$(67)

Share Transactions:
Issued	2,402,925	10,569,204
Redeemed	(2,386,036)	(10,530,714)

Change in shares	16,889	38,490

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Small-Cap :: 27

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the
	six months ended	For the	For the	For the	For the	For the
	June 30, 2010	year ended	year ended	year ended	year ended	year ended
	(unaudited)	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$22.39	$17.75	$30.71	$37.24	$32.95	$35.93

Investment Activities:
Net investment income (loss)(a)	(0.16)	(0.25)	(0.10)	0.06	0.17	— (b)
Net realized and unrealized gains (losses) on investments	(0.60)	4.89 (c)	(9.82)	(0.82)	4.65	1.04

Total income (loss) from Investment activities	(0.76)	4.64	(9.92)	(0.76)	4.82	1.04

Distributions to Shareholders From:
Net investment income	—	—	(0.08)	(0.28)	—	—
Net realized gains on investments	—	—	(2.96)	(5.49)	(0.53)	(4.02)

Total distributions	—	—	(3.04)	(5.77)	(0.53)	(4.02)

Net Asset Value, End of Period	$21.63	$22.39	$17.75	$30.71	$37.24	$32.95

Total Return	(3.39)% (d)	26.14%	(35.44)%	(2.21)%	14.75%	2.81%

Ratios to Average Net Assets:
Gross expenses(e)	1.93%	2.30%	1.65%	1.61%	1.59%	1.60%
Net expenses(e)	1.68%	1.73% (f)	1.62%	1.56%	1.55%	1.60%
Net Investment income (loss)(e)	(1.41)%	(1.34)%	(0.37)%	0.15%	0.47%	(0.01)%

Supplemental Data:
Net assets, end of period (000’s)	$4,628	$4,414	$2,815	$68,525	$119,948	$117,108
Portfolio turnover rate(g)	217% (d)	840%	69%	40%	53%	67%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Amount is less than $0.005.
(c)
The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)
The expense ratio does not correlate to the applicable expense limits in place during the period due to the timing of the net expense accrual relative to sales and purchases of fund shares during the period.

(g)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

28 :: ProFund VP NASDAQ-100 :: Financial Statements

Investment Objective:   The ProFund VP NASDAQ-100 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the NASDAQ-100 Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2010

Market Exposure
Investment Type	% of Net Assets

Equity Securities	58%
Futures Contracts	1%
Swap Agreements	45%

Total Exposure	104%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Apple Computer, Inc.	11.5%
Microsoft Corp.	2.5%
Google, Inc.—Class A	2.4%
Qualcomm, Inc.	2.3%
Oracle Corp.	1.6%

NASDAQ-100 Index - Composition
% of Index

Technology	47%
Communications	24%
Consumer Non-Cyclical	17%
Consumer Cyclical	8%
Industrial	3%
Energy	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (57.7%)
	Shares	Value

Activision Blizzard, Inc. (Software)	15,504	$162,637
Adobe Systems, Inc.* (Software)	7,182	189,820
Altera Corp. (Semiconductors)	5,928	147,074
Amazon.com, Inc.* (Internet)	4,104	448,403
Amgen, Inc.* (Biotechnology)	6,213	326,804
Apollo Group, Inc.—Class A* (Commercial Services)	2,166	91,990
Apple Computer, Inc.* (Computers)	17,727	4,458,872
Applied Materials, Inc. (Semiconductors)	9,690	116,474
Autodesk, Inc.* (Software)	3,306	80,534
Automatic Data Processing, Inc. (Software)	4,959	199,649
Baidu, Inc.ADR* (Internet)	3,762	256,117
Bed Bath & Beyond, Inc.* (Retail)	4,959	183,880
Biogen Idec, Inc.* (Biotechnology)	4,047	192,030
BMC Software, Inc.* (Software)	2,964	102,643
Broadcom Corp.—Class A (Semiconductors)	5,586	184,170
C.H. Robinson Worldwide, Inc. (Transportation)	2,280	126,905
CA, Inc. (Software)	6,897	126,905
Celgene Corp.* (Biotechnology)	6,384	324,435
Cephalon, Inc.* (Pharmaceuticals)	1,026	58,226
Cerner Corp.* (Software)	1,140	86,515
Check Point Software Technologies, Ltd.* (Internet)	2,850	84,018
Cintas Corp. (Textiles)	2,565	61,483
Cisco Systems, Inc.* (Telecommunications)	28,443	606,120
Citrix Systems, Inc.* (Software)	3,078	129,984
Cognizant Technology Solutions Corp.* (Computers)	4,047	202,593
Comcast Corp.—Class A (Media)	20,178	350,492
Costco Wholesale Corp. (Retail)	3,249	178,143
Dell, Inc.* (Computers)	10,032	120,986
DENTSPLY International, Inc. (Healthcare - Products)	1,938	57,966
DIRECTV—Class A* (Media)	9,006	305,484
DISH Network Corp.—Class A (Media)	3,021	54,831
eBay, Inc.* (Internet)	13,623	267,147
Electronic Arts, Inc.* (Software)	4,617	66,485
Expedia, Inc. (Internet)	3,876	72,791
Expeditors International of Washington, Inc. (Transportation)	2,907	100,321
Express Scripts, Inc.* (Pharmaceuticals)	6,840	321,617
Fastenal Co. (Distribution/Wholesale)	1,938	97,268
First Solar, Inc.* (Energy-Alternate Sources)	1,026	116,790
Fiserv, Inc.* (Software)	2,679	122,323
Flextronics International, Ltd.* (Electronics)	12,312	68,947
FLIR Systems, Inc.* (Electronics)	2,223	64,667
Foster Wheeler AG* (Engineering & Construction)	1,881	39,614
Garmin, Ltd. (Electronics)	2,565	74,847
Genzyme Corp.* (Biotechnology)	4,674	237,299
Gilead Sciences, Inc.* (Pharmaceuticals)	12,198	418,147
Google, Inc.—Class A* (Internet)	2,109	938,400
Henry Schein, Inc.* (Healthcare-Products)	1,254	68,845
Hologic, Inc.* (Healthcare-Products)	3,819	53,199
Illumina, Inc.* (Biotechnology)	1,653	71,955
Infosys Technologies, Ltd.ADR (Software)	1,539	92,201
Intel Corp. (Semiconductors)	27,189	528,826
Intuit, Inc.* (Software)	5,529	192,243
Intuitive Surgical, Inc.* (Healthcare-Products)	570	179,903
J.B. Hunt Transport Services, Inc. (Transportation)	1,767	57,728
Joy Global, Inc. (Machinery-Construction & Mining)	1,425	71,378
KLA -Tencor Corp. (Semiconductors)	2,850	79,458
Lam Research Corp.* (Semiconductors)	1,824	69,421
Liberty Media Holding Corp.—Interactive Series A* (Internet)	7,638	80,199
Life Technologies Corp.* (Biotechnology)	2,565	121,196
Linear Technology Corp. (Semiconductors)	4,161	115,717
Logitech International S.A.GRS* (Computers)	2,394	32,104
Marvell Technology Group, Ltd.* (Semiconductors)	8,607	135,646
Mattel, Inc. (Toys/Games/Hobbies)	5,814	123,024
Maxim Integrated Products, Inc. (Semiconductors)	4,161	69,614
Microchip Technology, Inc. (Semiconductors)	2,109	58,504
Microsoft Corp. (Software)	42,066	967,939
Millicom International Cellular S.A. (Telecommunications)	1,482	120,146
Mylan Laboratories, Inc.* (Pharmaceuticals)	4,389	74,789
NetApp, Inc.* (Computers)	5,016	187,147
News Corp.—Class A (Media)	19,893	237,920
NII Holdings, Inc.—Class B* (Telecommunications)	2,280	74,146
NVIDIA Corp.* (Semiconductors)	7,866	80,312
O’Reilly Automotive, Inc.* (Retail)	1,938	92,171
Oracle Corp. (Software)	29,241	627,512

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP NASDAQ-100 :: 29

Common Stocks, continued
	Shares	Value

PACCAR, Inc. (Auto Manufacturers)	5,700	$227,259
Patterson Cos., Inc. (Healthcare-Products)	1,653	47,160
Paychex, Inc. (Commercial Services)	4,788	124,344
Priceline.com, Inc.* (Internet)	684	120,753
QIAGEN N.V.* (Biotechnology)	3,306	63,541
Qualcomm, Inc. (Telecommunications)	27,588	905,990
Research In Motion, Ltd.* (Computers)	7,752	381,864
Ross Stores, Inc. (Retail)	1,710	91,126
SanDisk Corp.* (Computers)	3,249	136,685
Seagate Technology* (Computers)	6,783	88,450
Sears Holdings Corp.* (Retail)	1,653	106,866
Sigma-Aldrich Corp. (Chemicals)	1,653	82,369
Staples, Inc. (Retail)	6,840	130,302
Starbucks Corp. (Retail)	14,478	351,815
Stericycle, Inc.* (Environmental Control)	1,254	82,237
Symantec Corp.* (Internet)	11,628	161,397
Teva Pharmaceutical Industries, Ltd.ADR (Pharmaceuticals)	10,317	536,381
Urban Outfitters, Inc.* (Retail)	2,337	80,369
VeriSign, Inc.* (Internet)	2,394	63,561
Vertex Pharmaceuticals, Inc.* (Biotechnology)	2,964	97,516
Virgin Media, Inc. (Telecommunications)	4,731	78,960
Vodafone Group PLCADR (Telecommunications)	9,120	188,510
Warner Chilcott PLC—Class A* (Pharmaceuticals)	3,477	79,449
Wynn Resorts, Ltd. (Lodging)	1,881	143,464
Xilinx, Inc. (Semiconductors)	5,130	129,584
Yahoo!, Inc.* (Internet)	9,291	128,495

TOTAL COMMON STOCKS
(Cost $8,915,118)		22,314,536

Repurchase Agreements (55.5%)
	Principal
	Amount

Bank of America, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $7,147,000 (Collateralized by $6,813,100 U.S. Treasury Notes, 3.63%, 8/15/19, market value $7,290,016)	$7,147,000	7,147,000
Deutsche Bank, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $1,050,000 (Collateralized by $1,074,000 Federal National Mortgage Association, 0.28%‡, 1/24/11, market value $1,072,318)	1,050,000	1,050,000
HSBC, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $12,864,000 (Collateralized by $13,144,000 of various U.S. Government Agency Obligations, 0.18%–1.00%, 5/19/11–1/25/12, market value $13,125,767)	12,864,000	12,864,000
UBS, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $136,000 (Collateralized by $127,000 Federal National Mortgage Association, 5.25%, 8/1/12, market value $139,700)	136,000	136,000
UMB, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $234,000 (Collateralized by $236,600 U.S. Treasury Notes, 2.00%, 9/30/10, market value $238,844)	234,000	234,000

TOTAL REPURCHASE AGREEMENTS
(Cost $21,431,000)		21,431,000

TOTAL Investment SECURITIES
(Cost $30,346,118)—113.2%		43,745,536
Net other assets (liabilities)—(13.2)%		(5,102,988)

NET ASSETS—100.0%		$38,642,548

*	Non-income producing security
+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of June 30, 2010, the aggregate amount held in a segregated account was $3,990,000.

‡	Represents the effective yield or interest rate in effect at June 30, 2010.
ADR	American Depositary Receipt
GRS	Global Registered Shares

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini NASDAQ-100 Futures Contract
expiring 9/20/10 (Underlying notional amount at value $451,620)	13	$(11,390)

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with
Goldman Sachs International, based on the NASDAQ-100 Index	$15,467,464	$(774,888)
Equity Index Swap Agreement
with UBS AG, based on the NASDAQ-100 Index	1,798,753	(100,257)

		$(875,145)

See accompanying notes to the financial statements.

30 :: ProFund VP NASDAQ-100 :: Financial Statements

ProFund VP NASDAQ-100 invested in the following industries as of June 30, 2010:

		% of
	Value	Net Assets

Auto Manufacturers	$227,259	0.6%
Biotechnology	1,434,776	3.7%
Chemicals	82,369	0.2%
Commercial Services	216,334	0.6%
Computers	5,608,701	14.5%
Distribution/Wholesale	97,268	0.2%
Electronics	208,461	0.5%
Energy-Alternate Sources	116,790	0.3%
Engineering & Construction	39,614	0.1%
Environmental Control	82,237	0.2%
Healthcare-Products	407,073	1.1%
Internet	2,621,281	6.8%
Lodging	143,464	0.4%
Machinery-Construction & Mining	71,378	0.2%
Media	948,727	2.5%
Pharmaceuticals	1,488,609	3.9%
Retail	1,214,672	3.1%
Semiconductors	1,714,800	4.4%
Software	3,147,390	8.1%
Telecommunications	1,973,872	5.1%
Textiles	61,483	0.2%
Toys/Games/Hobbies	123,024	0.3%
Transportation	284,954	0.7%
Other**	16,328,012	42.3%

Total	$38,642,548	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP NASDAQ-100 :: 31

Statement of Assets and Liabilities (unaudited) :: June 30, 2010

Assets:
Total Investment Securities, at cost	$30,346,118

Securities, at value	22,314,536
Repurchase agreements, at value	21,431,000

Total Investment Securities, at value	43,745,536
Cash	140
Segregated cash balances with brokers for futures contracts	45,825
Dividends receivable	11,094
Receivable for capital shares issued	477,924
Prepaid expenses	520

Total Assets	44,281,039

Liabilities:
Payable for capital shares redeemed	4,665,561
Unrealized loss on swap agreements	875,145
Variation margin on futures contracts	6,695
Advisory fees payable	20,277
Management services fees payable	2,704
Administration fees payable	1,267
Administrative services fees payable	15,808
Distribution fees payable	13,646
Trustee fees payable	2
Transfer agency fees payable	4,232
Fund accounting fees payable	2,750
Compliance services fees payable	211
Other accrued expenses	30,193

Total Liabilities	5,638,491

Net Assets	$38,642,548

Net Assets consist of:
Capital	$52,152,232
Accumulated net investment income (loss)	(249,452)
Accumulated net realized gains (losses) on investments	(25,773,115)
Net unrealized appreciation (depreciation) on investments	12,512,883

Net Assets	$38,642,548

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,548,895

Net Asset Value (offering and redemption price per share)	$15.16

Statement of Operations (unaudited) :: For the six months ended June 30, 2010

Investment Income:
Dividends	$112,093
Interest	6,232

Total Investment Income	118,325

Expenses:
Advisory fees	164,186
Management services fees	21,891
Administration fees	9,023
Transfer agency fees	13,071
Administrative services fees	69,671
Distribution fees	54,729
Custody fees	3,895
Fund accounting fees	17,898
Trustee fees	295
Compliance services fees	188
Other fees	34,772

Total Gross Expenses before reductions	389,619
Less Expenses reduced by the Advisor	(21,842)

Total Net Expenses	367,777

Net Investment Income (Loss)	(249,452)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	3,509,128
Net realized gains (losses) on futures contracts	55,869
Net realized gains (losses) on swap agreements	(971,870)
Change in net unrealized appreciation/depreciation on investments	(6,354,073)

Net Realized and Unrealized Gains (Losses) on Investments	(3,760,946)

Change in Net Assets Resulting from Operations	$(4,010,398)

See accompanying notes to the financial statements.

32 :: ProFund VP NASDAQ-100 :: Financial Statements

Statements of Changes in Net Assets

	For the
	six months ended	For the
	June 30, 2010	year ended
	(unaudited)	December 31, 2009

From Investment Activities:
Operations:
Net investment income (loss)	$(249,452)	$(473,893)
Net realized gains (losses) on investments	2,593,127	7,993,098
Change in net unrealized appreciation/depreciation on investments	(6,354,073)	11,011,700

Change in net assets resulting from operations	(4,010,398)	18,530,905

Capital Transactions:
Proceeds from shares issued	126,772,139	255,420,549
Value of shares redeemed	(137,865,293)	(242,528,301)

Change in net assets resulting from capital transactions	(11,093,154)	12,892,248

Change in net assets	(15,103,552)	31,423,153
Net Assets:
Beginning of period	53,746,100	22,322,947

End of period	$38,642,548	$53,746,100

Accumulated net investment income (loss)	$(249,452)	$—

Share Transactions:
Issued	7,732,644	19,740,689
Redeemed	(8,485,186)	(18,522,892)

Change in shares	(752,542)	1,217,797

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP NASDAQ-100 :: 33

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the
	six months ended	For the	For the	For the	For the	For the
	June 30, 2010	year ended	year ended	year ended	year ended	year ended
	(unaudited)	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$16.28	$10.71	$18.62	$15.83	$15.01	$16.45

Investment Activities:
Net investment income (loss)(a)	(0.09)	(0.15)	(0.16)	(0.12)	(0.16)	(0.18)
Net realized and unrealized gains (losses) on investments	(1.03)	5.72	(7.75)	2.91	0.98	0.18

Total income (loss) from investment activities	(1.12)	5.57	(7.91)	2.79	0.82	—

Distributions to Shareholders From:
Net realized gains on investments	—	—	—	—	—	(1.44)

Net Asset Value, End of Period	$15.16	$16.28	$10.71	$18.62	$15.83	$15.01

Total Return	(6.88)% (b)	52.01%	(42.48)%	17.62%	5.46%	0.18%

Ratios to Average Net Assets:
Gross expenses(c)	1.78%	1.83%	1.76%	1.69%	1.73%	1.84%
Net expenses(c)	1.68%	1.67%	1.63%	1.63%	1.70%	1.84%
Net Investment income (loss)(c)	(1.14)%	(1.13)%	(1.02)%	(0.68)%	(1.05)%	(1.21)%

Supplemental Data:
Net assets, end of period (000’s)	$38,643	$53,746	$22,323	$109,947	$73,789	$90,330
Portfolio turnover rate(d)	1% (e)	238%	470%	336%	258%	387%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(e)	The portfolio turnover rate significantly changed from the prior period due to a change in Investment strategies.

See accompanying notes to the financial statements.

34 :: ProFund VP Small-Cap Value :: Financial Statements

Investment Objective: The ProFund VP Small-Cap Value seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Citigroup Value Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2010

Market Exposure
Investment Type	% of Net Assets

Equity Securities	101%

Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

East West Bancorp, Inc.	1.2%
Piedmont Natural Gas Co., Inc.	0.9%
ProAssurance Corp.	0.9%
Casey’s General Stores, Inc.	0.9%
Amerigroup, Corp.	0.9%

S&P SmallCap 600/Citigroup Value Index - Composition
% of Index

Financial	25%
Industrial	21%
Consumer Cyclical	17%
Consumer Non-Cyclical	16%
Utilities	7%
Technology	6%
Basic Materials	3%
Communications	3%
Energy	2%

Schedule of Portfolio Investments (unaudited)

Common Stocks (101.0%)

	Shares	Value

A.M. Castle & Co.* (Metal Fabricate/Hardware)	1,790	$24,863
AAR Corp.* (Aerospace/Defense)	4,296	71,915
ABM Industries, Inc. (Commercial Services)	5,191	108,751
Actel Corp.* (Semiconductors)	1,611	20,653
Actuant Corp.—Class A (Miscellaneous Manufacturing)	7,697	144,935
Administaff, Inc. (Commercial Services)	1,074	25,948
ADPT Corp.* (Telecommunications)	13,783	39,833
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	2,327	28,599
Agilysys, Inc. (Computers)	2,148	14,370
Albany International Corp.—Class A (Machinery-Diversified)	3,043	49,266
ALLETE, Inc. (Electric)	3,401	116,450
Alliance One International, Inc.* (Agriculture)	10,203	36,323
American Physicians Capital, Inc. (Insurance)	895	27,611
American Public Education, Inc.* (Commercial Services)	1,074	46,934
American Science & Engineering, Inc. (Electronics)	358	27,283
American States Water Co. (Water)	1,074	35,592
American Vanguard Corp. (Chemicals)	2,327	18,453
AMERIGROUP Corp.* (Healthcare-Services)	5,907	191,859
Amerisafe, Inc.* (Insurance)	2,148	37,697
AMN Healthcare Services, Inc.* (Commercial Services)	3,580	26,778
AmSurg Corp.* (Healthcare-Services)	1,611	28,708
Analogic Corp. (Electronics)	716	32,585
Anixter International, Inc.* (Telecommunications)	1,432	61,003
Apogee Enterprises, Inc. (Building Materials)	3,043	32,956
Applied Industrial Technologies, Inc. (Machinery-Diversified)	4,117	104,242
Applied Signal Technology, Inc. (Telecommunications)	716	14,069
Arch Chemicals, Inc. (Chemicals)	2,864	88,039
Arctic Cat, Inc.* (Leisure Time)	1,253	11,415
Arkansas Best Corp. (Transportation)	2,864	59,428
ArQule, Inc.* (Biotechnology)	1,611	6,927
Arris Group, Inc.* (Telecommunications)	7,160	72,960
Astec Industries, Inc.* (Machinery-Construction & Mining)	2,148	59,564
ATC Technology Corp.* (Auto Parts & Equipment)	1,074	17,313
ATMI, Inc.* (Semiconductors)	1,432	20,964
Audiovox Corp.—Class A* (Telecommunications)	1,969	14,472
Avid Technology, Inc.* (Software)	3,222	41,016
Avista Corp. (Electric)	6,265	122,355
Badger Meter, Inc. (Electronics)	716	27,702
Bank Mutual Corp. (Banks)	5,191	29,485
Bank of the Ozarks, Inc. (Banks)	537	19,047
Barnes Group, Inc. (Miscellaneous Manufacturing)	4,833	79,213
Basic Energy Services, Inc.* (Oil & Gas Services)	2,506	19,296
Bel Fuse, Inc.—Class B (Electronics)	1,253	20,687
Belden, Inc. (Electrical Components & Equipment)	2,685	59,070
Benchmark Electronics, Inc.* (Electronics)	7,160	113,486
BioMed Realty Trust, Inc. (REIT)	6,981	112,324
Black Box Corp. (Telecommunications)	1,969	54,915
Blyth, Inc. (Household Products/Wares)	537	18,296
Boston Private Financial Holdings, Inc. (Banks)	7,876	50,643
Bowne & Co., Inc. (Commercial Services)	4,475	50,210
Brady Corp.—Class A (Electronics)	2,864	71,371
Briggs & Stratton Corp. (Machinery-Diversified)	5,728	97,491
Brightpoint, Inc.* (Distribution/Wholesale)	8,055	56,385
Bristow Group, Inc.* (Transportation)	4,117	121,040
Brookline Bancorp, Inc. (Savings & Loans)	3,938	34,969
Brooks Automation, Inc.* (Semiconductors)	3,938	30,441
Brown Shoe Co., Inc. (Retail)	4,833	73,365
Brunswick Corp. (Leisure Time)	10,024	124,598
Brush Engineered Materials, Inc.* (Mining)	1,074	21,459
Buckeye Technologies, Inc.* (Forest Products & Paper)	2,148	21,373
Cabela’s, Inc.* (Retail)	4,475	63,277
Cabot Microelectronics Corp.* (Chemicals)	1,432	49,533
CACI International, Inc.—Class A* (Computers)	3,401	144,474
Calgon Carbon Corp.* (Environmental Control)	2,506	33,179
Callaway Golf Co. (Leisure Time)	7,339	44,328
Cambrex Corp.* (Biotechnology)	3,222	10,149
Carter’s, Inc.* (Apparel)	2,685	70,481
Cascade Corp. (Machinery-Diversified)	895	31,871
Casey’s General Stores, Inc. (Retail)	5,728	199,907
CDI Corp. (Commercial Services)	1,432	22,239

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap Value :: 35

Common Stocks, continued

	Shares	Value

Cedar Shopping Centers, Inc. (REIT)	6,265	$37,715
Centene Corp.* (Healthcare-Services)	5,549	119,303
Central Garden & Pet Co.—Class A* (Household Products/Wares)	7,339	65,831
Central Vermont Public Service Corp. (Electric)	1,253	24,734
Century Aluminum Co.* (Mining)	6,444	56,901
Ceradyne, Inc.* (Miscellaneous Manufacturing)	2,864	61,204
CH Energy Group, Inc. (Electric)	1,790	70,240
Checkpoint Systems, Inc.* (Electronics)	4,475	77,686
Chemed Corp. (Commercial Services)	895	48,903
Christopher & Banks Corp. (Retail)	3,938	24,376
Ciber, Inc.* (Computers)	7,876	21,817
CIRCOR International, Inc. (Metal Fabricate/Hardware)	1,074	27,473
City Holding Co. (Banks)	1,074	29,943
CKE Restaurants, Inc. (Retail)	6,265	78,500
Clarcor, Inc. (Miscellaneous Manufacturing)	3,043	108,087
Clearwater Paper Corp.* (Forest Products & Paper)	1,253	68,614
Cogent, Inc.* (Electronics)	3,580	32,256
Cognex Corp. (Machinery-Diversified)	1,969	34,615
Cohu, Inc. (Semiconductors)	2,685	32,569
Colonial Properties Trust (REIT)	7,876	114,438
Columbia Banking System, Inc. (Banks)	4,475	81,714
Comfort Systems USA, Inc. (Building Materials)	4,296	41,499
Community Bank System, Inc. (Banks)	3,759	82,811
Comtech Telecommunications Corp.* (Telecommunications)	3,222	96,434
CONMED Corp.* (Healthcare-Products)	3,222	60,026
Consolidated Graphics, Inc.* (Commercial Services)	537	23,220
Cross Country Healthcare, Inc.* (Commercial Services)	3,401	30,575
CryoLife, Inc.* (Biotechnology)	1,790	9,648
CTS Corp. (Electronics)	3,759	34,733
Cubic Corp. (Electronics)	716	26,048
Curtiss-Wright Corp. (Aerospace/Defense)	2,685	77,972
Daktronics, Inc. (Electronics)	1,432	10,740
Delphi Financial Group, Inc.—Class A (Insurance)	2,506	61,171
Deltic Timber Corp. (Forest Products & Paper)	716	29,929
DG Fastchannel, Inc.* (Media)	895	29,159
Diamond Foods, Inc. (Food)	1,253	51,498
Digi International, Inc.* (Software)	2,685	22,205
Dime Community Bancshares, Inc. (Savings & Loans)	1,790	22,071
DineEquity, Inc.* (Retail)	537	14,993
Drew Industries, Inc.* (Building Materials)	2,148	43,390
DSP Group, Inc.* (Semiconductors)	1,432	9,150
Dycom Industries, Inc.* (Engineering & Construction)	4,296	36,731
E.W. Scripps Co.* (Media)	3,401	25,337
Eagle Materials, Inc.—Class A (Building Materials)	2,864	74,264
East West Bancorp, Inc. (Banks)	16,826	256,596
EastGroup Properties, Inc. (REIT)	1,253	44,582
El Paso Electric Co.* (Electric)	2,506	48,491
Electro Scientific Industries, Inc.* (Electronics)	3,043	40,654
EMCOR Group, Inc.* (Engineering & Construction)	7,518	174,192
Emergent Biosolutions, Inc.* (Biotechnology)	1,074	17,549
Employers Holdings, Inc. (Insurance)	4,833	71,190
EMS Technologies, Inc.* (Telecommunications)	1,611	24,197
Encore Wire Corp. (Electrical Components & Equipment)	2,148	39,072
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	2,327	65,505
Entertainment Properties Trust (REIT)	2,506	95,403
EPIQ Systems, Inc.* (Software)	1,074	13,887
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	1,253	32,265
Esterline Technologies Corp.* (Aerospace/Defense)	3,401	161,377
Ethan Allen Interiors, Inc. (Home Furnishings)	2,864	40,067
Exar Corp.* (Semiconductors)	2,506	17,367
Extra Space Storage, Inc. (REIT)	6,086	84,595
EZCORP, Inc.—Class A* (Retail)	2,327	43,166
Federal Signal Corp. (Miscellaneous Manufacturing)	6,802	41,084
FEI Co.* (Electronics)	1,432	28,225
First BanCorp* (Banks)	8,592	4,554
First Commonwealth Financial Corp. (Banks)	8,771	46,048
First Financial Bancorp (Banks)	3,043	45,493
First Financial Bankshares, Inc. (Banks)	1,074	51,649
First Midwest Bancorp, Inc. (Banks)	8,413	102,302
Franklin Street Properties Corp. (REIT)	7,697	90,902
Fred’s, Inc. (Retail)	4,475	49,494
Fuller (H.B.) Co. (Chemicals)	3,580	67,984
G & K Services, Inc. (Textiles)	1,969	40,660
General Communication, Inc.—Class A* (Telecommunications)	5,012	38,041
Genesco, Inc.* (Retail)	1,253	32,966
Gentiva Health Services, Inc.* (Healthcare-Services)	3,401	91,861
Gerber Scientific, Inc.* (Machinery-Diversified)	2,864	15,322
Gibraltar Industries, Inc.* (Iron/Steel)	3,401	34,350
Glacier Bancorp, Inc. (Banks)	8,234	120,793
Greatbatch, Inc.* (Electrical Components & Equipment)	895	19,967
Griffon Corp.* (Miscellaneous Manufacturing)	5,012	55,433
Group 1 Automotive, Inc.* (Retail)	2,685	63,178
Haemonetics Corp.* (Healthcare-Products)	1,074	57,480
Hancock Holding Co. (Banks)	1,432	47,772
Hanger Orthopedic Group, Inc.* (Healthcare-Products)	3,580	64,297
Hanmi Financial Corp.* (Banks)	5,728	7,217
Harmonic, Inc.* (Telecommunications)	11,098	60,373
Haverty Furniture Cos., Inc. (Retail)	2,148	26,399
Headwaters, Inc.* (Energy-Alternate Sources)	6,802	19,318
Healthcare Realty Trust, Inc. (REIT)	4,117	90,450
Healthcare Services Group, Inc. (Commercial Services)	1,969	37,313
HealthSpring, Inc.* (Healthcare-Services)	5,549	86,065
Heartland Express, Inc. (Transportation)	2,864	41,585
Heartland Payment Systems, Inc. (Commercial Services)	4,296	63,753
Helen of Troy, Ltd.* (Household Products/Wares)	3,401	75,026
Hillenbrand, Inc. (Commercial Services)	3,759	80,405
Holly Corp. (Oil & Gas)	2,327	61,852
Home Bancshares, Inc. (Banks)	1,432	32,664
Home Properties, Inc. (REIT)	1,790	80,675
Horace Mann Educators Corp. (Insurance)	4,475	68,468
Hot Topic, Inc. (Retail)	5,012	25,461
Hub Group, Inc.—Class A* (Transportation)	2,327	69,833
Hutchinson Technology, Inc.* (Computers)	2,506	10,851
ICU Medical, Inc.* (Healthcare-Products)	537	17,275
Independent Bank Corp./MA (Banks)	2,327	57,430
Infinity Property & Casualty Corp. (Insurance)	1,432	66,130
InfoSpace, Inc.* (Internet)	3,938	29,614
Inland Real Estate Corp. (REIT)	8,055	63,796
Insight Enterprises, Inc.* (Retail)	5,191	68,314
Insituform Technologies, Inc.—Class A* (Engineering & Construction)	4,475	91,648
Integral Systems, Inc.* (Computers)	895	5,683
Interface, Inc.—Class A (Office Furnishings)	6,444	69,209
Intermec, Inc.* (Machinery-Diversified)	5,549	56,877
Invacare Corp. (Healthcare-Products)	3,580	74,249
inVentiv Health, Inc.* (Advertising)	1,969	50,406
Investment Technology Group, Inc.* (Diversified Financial Services)	1,790	28,747
ION Geophysical Corp.* (Oil & Gas Services)	5,549	19,311
J & J Snack Foods Corp. (Food)	716	30,144
Jack in the Box, Inc.* (Retail)	6,265	121,854
See accompanying notes to the financial statements.

36 :: ProFund VP Small-Cap Value :: Financial Statements

Common Stocks, continued

	Shares	Value

JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	3,043	$43,758
Jo-Ann Stores, Inc.* (Retail)	895	33,571
John Bean Technologies Corp. (Miscellaneous Manufacturing)	1,074	16,379
K-Swiss, Inc.—Class A* (Apparel)	3,043	34,173
Kaman Corp. (Aerospace/Defense)	2,864	63,352
Kaydon Corp. (Metal Fabricate/Hardware)	1,432	47,056
Keithley Instruments, Inc. (Electronics)	716	6,322
Kelly Services, Inc.—Class A* (Commercial Services)	3,043	45,249
Kendle International, Inc.* (Commercial Services)	1,611	18,559
Kid Brands, Inc.* (Household Products/Wares)	1,253	8,809
Kilroy Realty Corp. (REIT)	3,222	95,790
Kite Realty Group Trust (REIT)	7,160	29,929
Knight Transportation, Inc. (Transportation)	2,685	54,344
Kulicke & Soffa Industries, Inc.* (Semiconductors)	4,117	28,901
La-Z-Boy, Inc.* (Home Furnishings)	3,043	22,609
LaBranche & Co., Inc.* (Diversified Financial Services)	4,833	20,685
Laclede Group, Inc. (Gas)	2,506	83,024
Lance, Inc. (Food)	1,611	26,565
Landauer, Inc. (Commercial Services)	358	21,795
Landry’s Restaurants, Inc.* (Retail)	895	21,892
LaSalle Hotel Properties (REIT)	2,864	58,912
Lawson Products, Inc. (Metal Fabricate/Hardware)	358	6,079
LCA-Vision, Inc.* (Healthcare-Products)	1,969	10,908
Lexington Realty Trust (REIT)	12,709	76,381
Lindsay Manufacturing Co. (Machinery-Diversified)	537	17,018
Lithia Motors, Inc.—Class A (Retail)	2,327	14,381
Littelfuse, Inc.* (Electrical Components & Equipment)	716	22,633
Live Nation, Inc.* (Commercial Services)	16,289	170,220
Liz Claiborne, Inc.* (Apparel)	10,740	45,323
LoJack Corp.* (Electronics)	1,969	7,266
LSB Industries, Inc.* (Miscellaneous Manufacturing)	1,074	14,295
LTC Properties, Inc. (REIT)	1,253	30,410
Lydall, Inc.* (Miscellaneous Manufacturing)	1,790	13,676
M/I Schottenstein Homes, Inc.* (Home Builders)	1,969	18,981
Magellan Health Services, Inc.* (Healthcare-Services)	3,759	136,527
Maidenform Brands, Inc.* (Apparel)	895	18,222
Mannatech, Inc.* (Pharmaceuticals)	1,790	3,562
Marcus Corp. (Lodging)	2,327	22,013
MarineMax, Inc.* (Retail)	2,506	17,392
Martek Biosciences Corp.* (Biotechnology)	3,759	89,126
Matrix Service Co.* (Oil & Gas Services)	2,864	26,664
MedCath Corp.* (Healthcare-Services)	1,969	15,476
Meridian Bioscience, Inc. (Healthcare-Products)	1,969	33,473
Merit Medical Systems, Inc.* (Healthcare-Products)	1,253	20,136
Meritage Homes Corp.* (Home Builders)	3,580	58,282
Methode Electronics, Inc. (Electronics)	2,685	26,152
Micrel, Inc. (Semiconductors)	2,327	23,689
Microsemi Corp.* (Semiconductors)	5,549	81,182
Mid-America Apartment Communities, Inc. (REIT)	1,611	82,918
Midas, Inc.* (Commercial Services)	895	6,865
MKS Instruments, Inc.* (Semiconductors)	5,728	107,228
Mobile Mini, Inc.* (Storage/Warehousing)	1,253	20,399
Molina Healthcare, Inc.* (Healthcare-Services)	1,432	41,242
Monarch Casino & Resort, Inc.* (Lodging)	1,253	12,693
Moog, Inc.—Class A* (Aerospace/Defense)	5,191	167,306
Movado Group, Inc.* (Retail)	1,969	21,029
MTS Systems Corp. (Computers)	1,074	31,146
Mueller Industries, Inc. (Metal Fabricate/Hardware)	4,296	105,682
Multimedia Games, Inc.* (Leisure Time)	1,253	5,639
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	537	26,990
Myers Industries, Inc. (Miscellaneous Manufacturing)	3,222	26,066
Nara Bancorp, Inc.* (Banks)	3,759	31,688
Nash Finch Co. (Food)	1,432	48,917
National Financial Partners* (Diversified Financial Services)	4,833	47,218
National Penn Bancshares, Inc. (Banks)	14,320	86,063
National Retail Properties, Inc. (REIT)	4,475	95,944
NBT Bancorp, Inc. (Banks)	2,327	47,517
NCI Building Systems, Inc.* (Building Materials)	1,969	16,481
NCI, Inc.—Class A* (Computers)	358	8,084
Neenah Paper, Inc. (Forest Products & Paper)	1,611	29,481
Network Equipment Technologies, Inc.* (Telecommunications)	1,790	6,247
New Jersey Resources Corp. (Gas)	4,654	163,821
Newport Corp.* (Electronics)	2,506	22,704
Northwest Natural Gas Co. (Gas)	1,790	77,990
NorthWestern Corp. (Electric)	2,864	75,037
O’Charley’s, Inc.* (Retail)	2,148	11,384
OfficeMax, Inc.* (Retail)	6,265	81,821
Old Dominion Freight Line, Inc.* (Transportation)	1,432	50,320
Old National Bancorp (Banks)	9,845	101,994
Olympic Steel, Inc. (Iron/Steel)	895	20,558
OM Group, Inc.* (Chemicals)	3,401	81,148
Omnicell, Inc.* (Software)	1,253	14,648
On Assignment, Inc.* (Commercial Services)	1,969	9,904
Orbital Sciences Corp.* (Aerospace/Defense)	3,759	59,279
OSI Systems, Inc.* (Electronics)	895	24,854
Osteotech, Inc.* (Healthcare-Products)	1,969	6,242
Oxford Industries, Inc. (Apparel)	716	14,986
Palomar Medical Technologies, Inc.* (Healthcare-Products)	1,969	22,033
Papa John’s International, Inc.* (Retail)	895	20,692
PAREXEL International Corp.* (Commercial Services)	2,327	50,449
Park Electrochemical Corp. (Electronics)	1,253	30,586
Parkway Properties, Inc. (REIT)	2,327	33,904
PC-Tel, Inc.* (Internet)	2,148	10,826
Penford Corp.* (Chemicals)	1,253	8,119
Penn Virginia Corp. (Oil & Gas)	5,191	104,391
Pennsylvania REIT (REIT)	5,549	67,809
Perry Ellis International, Inc.* (Apparel)	1,074	21,695
Petroleum Development* (Oil & Gas)	2,148	55,032
PetroQuest Energy, Inc.* (Oil & Gas)	2,864	19,361
PharMerica Corp.* (Pharmaceuticals)	3,401	49,859
Phoenix Technologies, Ltd.* (Software)	1,790	5,173
Piedmont Natural Gas Co., Inc. (Gas)	8,055	203,791
Pinnacle Entertainment, Inc.* (Entertainment)	4,296	40,640
Pinnacle Financial Partners, Inc.* (Banks)	3,759	48,303
Pioneer Drilling Co.* (Oil & Gas)	6,086	34,508
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	1,253	40,372
Plexus Corp.* (Electronics)	1,790	47,865
PolyOne Corp.* (Chemicals)	5,370	45,215
Pool Corp. (Distribution/Wholesale)	5,549	121,634
Post Properties, Inc. (REIT)	5,549	126,129
Powell Industries, Inc.* (Electrical Components & Equipment)	179	4,894
Pre-Paid Legal Services, Inc.* (Commercial Services)	179	8,143
Presidential Life Corp. (Insurance)	2,327	21,176
PrivateBancorp, Inc. (Banks)	6,623	73,383
ProAssurance Corp.* (Insurance)	3,580	203,201
Progress Software Corp.* (Software)	2,327	69,880
PS Business Parks, Inc. (REIT)	716	39,938
PSS World Medical, Inc.* (Healthcare-Products)	3,043	64,359
Quaker Chemical Corp. (Chemicals)	1,253	33,944
Quanex Building Products Corp. (Building Materials)	2,506	43,329
Quiksilver, Inc.* (Apparel)	14,678	54,309
RadiSys Corp.* (Computers)	1,432	13,633
RC2 Corp.* (Toys/Games/Hobbies)	1,253	20,186

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap Value :: 37

Common Stocks, continued

	Shares	Value

Red Robin Gourmet Burgers, Inc.* (Retail)	1,611	$27,645
Res-Care, Inc.* (Healthcare-Services)	2,864	27,666
Rewards Network, Inc. (Commercial Services)	895	12,235
RLI Corp. (Insurance)	1,074	56,396
Robbins & Myers, Inc. (Machinery-Diversified)	3,759	81,721
Rogers Corp.* (Electronics)	1,790	49,708
RTI International Metals, Inc.* (Mining)	1,432	34,526
Ruby Tuesday, Inc.* (Retail)	7,339	62,382
Rudolph Technologies, Inc.* (Semiconductors)	1,790	13,515
Ruth’s Hospitality Group, Inc.* (Retail)	3,222	13,468
S&T Bancorp, Inc. (Banks)	2,685	53,056
Safety Insurance Group, Inc. (Insurance)	1,611	59,639
ScanSource, Inc.* (Distribution/Wholesale)	3,043	75,862
School Specialty, Inc.* (Retail)	1,790	32,345
Schulman (A.), Inc. (Chemicals)	3,580	67,877
SEACOR SMIT, Inc.* (Oil & Gas Services)	895	63,241
Seahawk Drilling, Inc.* (Oil & Gas)	1,253	12,179
Selective Insurance Group, Inc. (Insurance)	6,086	90,438
SFN Group, Inc.* (Commercial Services)	5,907	32,252
Simmons First National Corp.—Class A (Banks)	1,611	42,305
Simpson Manufacturing Co., Inc. (Building Materials)	4,296	105,467
Skechers U.S.A., Inc.—Class A* (Apparel)	1,253	45,760
Skyline Corp. (Home Builders)	716	12,895
SkyWest, Inc. (Airlines)	6,265	76,558
Smith Corp. (Miscellaneous Manufacturing)	1,074	51,756
Sonic Automotive, Inc.* (Retail)	2,864	24,516
Sonic Solutions* (Electronics)	1,432	11,957
South Financial Group, Inc. (Banks)	24,523	6,683
South Jersey Industries, Inc. (Gas)	3,401	146,107
Southwest Gas Corp. (Gas)	5,191	153,134
Sovran Self Storage, Inc. (REIT)	1,611	55,467
Spartan Motors, Inc. (Auto Parts & Equipment)	1,790	7,518
Spartan Stores, Inc. (Food)	2,506	34,382
Stage Stores, Inc. (Retail)	4,296	45,881
Standard Microsystems Corp.* (Semiconductors)	1,432	33,337
Standard Motor Products, Inc. (Auto Parts & Equipment)	2,148	17,334
Standard Pacific Corp.* (Home Builders)	11,277	37,552
Standex International Corp. (Miscellaneous Manufacturing)	1,253	31,764
StarTek, Inc.* (Commercial Services)	537	2,094
Stein Mart, Inc.* (Retail)	1,432	8,921
Stepan Co. (Chemicals)	358	24,498
Sterling Bancorp (Banks)	3,043	27,387
Sterling Bancshares, Inc. (Banks)	11,635	54,801
Stewart Information Services Corp. (Insurance)	1,969	17,760
Stone Energy Corp.* (Oil & Gas)	2,685	29,965
Superior Industries International, Inc. (Auto Parts & Equipment)	2,506	33,681
Supertex, Inc.* (Semiconductors)	716	17,657
Susquehanna Bancshares, Inc. (Banks)	14,678	122,268
Swift Energy Co.* (Oil & Gas)	2,327	62,620
SWS Group, Inc. (Diversified Financial Services)	3,222	30,609
Symmetricom, Inc.* (Telecommunications)	3,043	15,489
Symmetry Medical, Inc.* (Healthcare-Products)	4,117	43,393
SYNNEX Corp.* (Software)	2,327	59,618
Take-Two Interactive Software, Inc.* (Software)	9,666	86,994
Tanger Factory Outlet Centers, Inc. (REIT)	1,969	81,477
Technitrol, Inc. (Electronics)	4,654	14,707
Tekelec* (Telecommunications)	4,296	56,879
Teledyne Technologies, Inc.* (Aerospace/Defense)	2,148	82,870
Texas Industries, Inc. (Building Materials)	3,043	89,890
The Cato Corp.—Class A (Retail)	1,790	39,416
The Children’s Place Retail Stores, Inc.* (Retail)	3,043	133,953
The Finish Line, Inc.—Class A (Retail)	6,086	84,778
The Geo Group, Inc.* (Commercial Services)	5,549	115,142
The Great Atlantic & Pacific Tea Co., Inc.* (Food)	3,043	11,868
The Hain Celestial Group, Inc.* (Food)	4,654	93,871
The Men’s Wearhouse, Inc. (Retail)	2,685	49,297
The Nautilus Group, Inc.* (Leisure Time)	2,327	3,537
The Navigators Group, Inc.* (Insurance)	716	29,449
The Pep Boys-Manny, Moe & Jack (Retail)	5,191	45,992
The Standard Register Co. (Household Products/Wares)	1,432	4,496
THQ, Inc.* (Software)	5,191	22,425
Tollgrade Communications, Inc.* (Telecommunications)	1,432	9,022
Tompkins Financial Corp. (Banks)	358	13,515
Toro Co. (Housewares)	1,790	87,925
Tredegar Corp. (Miscellaneous Manufacturing)	2,327	37,977
Triumph Group, Inc. (Aerospace/Defense)	716	47,707
TrueBlue, Inc.* (Commercial Services)	5,012	56,084
TrustCo Bank Corp. NY (Banks)	5,549	31,074
Tuesday Morning Corp.* (Retail)	3,580	14,284
UIL Holdings Corp. (Electric)	3,401	85,127
Ultratech Stepper, Inc.* (Semiconductors)	1,432	23,299
UMB Financial Corp. (Banks)	1,611	57,287
Umpqua Holdings Corp. (Banks)	13,067	150,009
UniFirst Corp. (Textiles)	537	23,639
Unisource Energy Corp. (Electric)	4,117	124,251
United Bankshares, Inc. (Banks)	4,296	102,846
United Community Banks, Inc.* (Banks)	9,487	37,474
United Fire & Casualty Co. (Insurance)	2,506	49,669
United Natural Foods, Inc.* (Food)	4,833	144,410
United Online, Inc. (Internet)	6,444	37,117
United Stationers, Inc.* (Distribution/Wholesale)	2,685	146,252
Universal Forest Products, Inc. (Building Materials)	2,148	65,106
Universal Technical Institute, Inc.* (Commercial Services)	1,074	25,389
Urstadt Biddle Properties—Class A (REIT)	1,432	23,098
USA Mobility, Inc. (Telecommunications)	1,611	20,814
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	4,117	117,993
Viad Corp. (Commercial Services)	2,327	41,072
Vicor Corp.* (Electrical Components & Equipment)	895	11,179
ViroPharma, Inc.* (Pharmaceuticals)	8,771	98,323
Volt Information Sciences, Inc.* (Commercial Services)	1,253	10,525
Watsco, Inc. (Distribution/Wholesale)	2,148	124,412
Watts Water Technologies, Inc.—Class A (Electronics)	1,432	41,041
Wausau-Mosinee Paper Corp.* (Forest Products & Paper)	5,549	37,567
WD-40 Co. (Household Products/Wares)	895	29,893
West Pharmaceutical Services, Inc. (Healthcare-Products)	1,253	45,722
Whitney Holding Corp. (Banks)	10,919	101,001
Wilshire Bancorp, Inc. (Banks)	2,148	18,795
Winnebago Industries, Inc.* (Home Builders)	1,611	16,013
Wintrust Financial Corp. (Banks)	3,401	113,389
Wolverine World Wide, Inc. (Apparel)	1,969	49,658
World Fuel Services Corp. (Retail)	6,802	176,444
Zale Corp.* (Retail)	2,685	4,242
Zep, Inc. (Chemicals)	1,432	24,974

TOTAL COMMON STOCKS (Cost $17,053,029)		21,686,740

See accompanying notes to the financial statements.

38 :: ProFund VP Small-Cap Value :: Financial Statements

Rights/Warrants(NM)
	Shares	Value

Hanmi Financial Corp., expiring 7/13/10 @ $1.20	7,904	$474

TOTAL RIGHTS/WARRANTS (Cost $3,323)		474

TOTAL INVESTMENT SECURITIES (Cost $17,056,352)—101.0%		21,687,214
Net other assets (liabilities)—(1.0)%		(223,401)

NET ASSETS—100.0%		$21,463,813

*	Non-income producing security
NM	Not meaningful, amount is less than 0.05%.
ProFund VP Small-Cap Value invested in the following industries as of June 30, 2010:

		% of
	Value	Net Assets

Advertising	$50,406	0.2%
Aerospace/Defense	731,778	3.4%
Agriculture	36,323	0.2%
Airlines	76,558	0.4%
Apparel	354,607	1.6%
Auto Parts & Equipment	75,846	0.3%
Banks	2,386,999	11.1%
Biotechnology	133,399	0.6%
Building Materials	512,382	2.4%
Chemicals	509,784	2.4%
Commercial Services	1,191,006	5.5%
Computers	250,058	1.2%
Distribution/Wholesale	551,535	2.6%
Diversified Financial Services	167,631	0.8%
Electric	666,685	3.1%
Electrical Components & Equipment	185,414	0.9%
Electronics	826,618	3.8%
Energy-Alternate Sources	19,318	0.1%
Engineering & Construction	302,571	1.4%
Entertainment	40,640	0.2%
Environmental Control	33,179	0.1%
Food	441,655	2.1%
Forest Products & Paper	186,964	0.9%
Gas	827,867	3.9%
Healthcare-Products	519,593	2.4%
Healthcare-Services	738,707	3.4%
Home Builders	143,723	0.7%
Home Furnishings	62,676	0.3%
Household Products/Wares	202,351	0.9%
Housewares	87,925	0.4%
Insurance	859,995	4.0%
Internet	77,557	0.4%
Iron/Steel	54,908	0.2%
Leisure Time	189,517	0.9%
Lodging	34,706	0.2%
Machinery-Construction & Mining	59,564	0.3%
Machinery-Diversified	488,423	2.3%
Media	54,496	0.2%
Metal Fabricate/Hardware	211,153	1.0%
Mining	112,886	0.5%
Miscellaneous Manufacturing	779,639	3.6%
Office Furnishings	69,209	0.3%
Oil & Gas	379,908	1.8%
Oil & Gas Services	128,512	0.6%
Pharmaceuticals	151,744	0.7%
REIT	1,712,986	8.0%
Retail	1,870,976	8.7%
Savings & Loans	57,040	0.3%
Semiconductors	577,945	2.7%
Software	335,846	1.6%
Storage/Warehousing	20,399	0.1%
Telecommunications	584,748	2.7%
Textiles	64,299	0.3%
Toys/Games/Hobbies	63,944	0.3%
Transportation	396,550	1.8%
Water	35,592	0.2%
Other**	(222,927)	(1.0)%

Total	$21,463,813	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap Value :: 39

Statement of Assets and Liabilities (unaudited) :: June 30, 2010

Assets:
Total Investment Securities, at cost	$17,056,352

Securities, at value	21,687,214

Total Investment Securities, at value	21,687,214
Dividends receivable	29,324
Receivable for capital shares issued	2,648
Receivable for investments sold	2,789,042
Prepaid expenses	551

Total Assets	24,508,779

Liabilities:
Cash overdraft	119,031
Payable for investments purchased	46,440
Payable for capital shares redeemed	2,827,527
Advisory fees payable	7,553
Management services fees payable	1,007
Administration fees payable	887
Administrative services fees payable	9,692
Distribution fees payable	8,071
Trustee fees payable	1
Transfer agency fees payable	3,577
Fund accounting fees payable	1,925
Compliance services fees payable	200
Other accrued expenses	19,055

Total Liabilities	3,044,966

Net Assets	$21,463,813

Net Assets consist of:
Capital	$37,483,679
Accumulated net investment income (loss)	(53,777)
Accumulated net realized gains (losses) on investments	(20,596,951)
Net unrealized appreciation (depreciation) on investments	4,630,862

Net Assets	$21,463,813

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	985,508

Net Asset Value (offering and redemption price per share)	$21.78

Statement of Operations (unaudited) :: For the six months ended June 30, 2010

Investment Income:
Dividends	$243,764
Interest	37

Total Investment Income	243,801

Expenses:
Advisory fees	132,848
Management services fees	17,713
Administration fees	6,205
Transfer agency fees	8,772
Administrative services fees	57,855
Distribution fees	44,282
Custody fees	28,853
Fund accounting fees	13,083
Trustee fees	180
Compliance services fees	165
Other fees	22,183

Total Gross Expenses before reductions	332,139
Less Expenses reduced by the Advisor	(34,561)

Total Net Expenses	297,578

Net Investment Income (Loss)	(53,777)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(406,189)
Change in net unrealized appreciation/depreciation on investments	(923,509)

Net Realized and Unrealized Gains (Losses) on Investments	(1,329,698)

Change in Net Assets Resulting from Operations	$(1,383,475)

See accompanying notes to the financial statements.

40 :: ProFund VP Small-Cap Value :: Financial Statements

Statements of Changes in Net Assets

	For the
	six months ended	For the
	June 30, 2010	year ended
	(unaudited)	December 31, 2009

From Investment Activities:
Operations:
Net investment income (loss)	$(53,777)	$52,497
Net realized gains (losses) on investments	(406,189)	(1,048,366)
Change in net unrealized appreciation/depreciation on investments	(923,509)	2,487,549

Change in net assets resulting from operations	(1,383,475)	1,491,680

Distributions to Shareholders From:
Net investment income	(52,497)	(81,880)

Change in net assets resulting from distributions	(52,497)	(81,880)

Capital Transactions:
Proceeds from shares issued	75,688,683	80,187,328
Dividends reinvested	52,497	81,880
Value of shares redeemed	(74,142,468)	(79,231,308)

Change in net assets resulting from capital transactions	1,598,712	1,037,900

Change in net assets	162,740	2,447,700
Net Assets:
Beginning of period	21,301,073	18,853,373

End of period	$21,463,813	$21,301,073

Accumulated net investment income (loss)	$(53,777)	$52,497

Share Transactions:
Issued	$3,115,139	4,331,909
Reinvested	2,155	3,730
Redeemed	(3,083,402)	(4,395,894)

Change in shares	33,892	(60,255)

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Small-Cap Value :: 41

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the
	six months ended	For the	For the	For the	For the	For the
	June 30, 2010	year ended	year ended	year ended	year ended	year ended
	(unaudited)	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$22.38	$18.63	$28.81	$36.64	$32.88	$33.54

Investment Activities:
Net investment income (loss)(a)	(0.04)	0.05	0.07	(0.08)	(0.12)	(0.23)
Net realized and unrealized gains (losses) on investments	(0.54)	3.75	(8.41)	(2.27)	5.71	1.59

Total income (loss) from investment activities	(0.58)	3.80	(8.34)	(2.35)	5.59	1.36

Distributions to Shareholders From:
Net investment income	(0.02)	(0.05)	—	—	—	—
Net realized gains on investments	—	—	(1.84)	(5.48)	(1.83)	(2.02)

Total Distributions	(0.02)	(0.05)	(1.84)	(5.48)	(1.83)	(2.02)

Net Asset Value, End of Period	$21.78	$22.38	$18.63	$28.81	$36.64	$32.88

Total Return	(2.59)% (b)	20.40%	(30.68)%	(7.22)%	17.43%	4.00%
Ratios to Average Net Assets:
Gross expenses(c)	1.88%	2.03%	1.93%	1.76%	1.79%	1.91%
Net expenses(c)	1.68%	1.67%	1.63%	1.63%	1.75%	1.91%
Net Investment income (loss)(c)	(0.30)%	0.25%	0.28%	(0.21)%	(0.34)%	(0.69)%

Supplemental Data:
Net assets, end of period (000’s)	$21,464	$21,301	$18,853	$31,970	$102,760	$62,820
Portfolio turnover rate(d)	213% (b)	385%	459%	291%	436%	573%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

42 :: ProFund VP Asia 30 :: Financial Statements

Investment Objective:   The ProFund VP Asia 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Asia 30 Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2010

Market Exposure

Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets

PetroChina Co., Ltd.	13.9%
China Mobile, Ltd.	8.8%
BHP Billiton, Ltd.	7.4%
China Life Insurance Co., Ltd.	6.1%
China Petroleum and
Chemical Corp.	6.0%

ProFunds Asia 30 Index - Composition

Industry Breakdown	% of Index

Communications	30%
Energy	27%
Financial	12%
Basic Materials	10%
Technology	10%
Industrial	6%
Consumer Non-Cyclical	5%

Country Breakdown

China	53%
Hong Kong	13%
India	12%
Australia	8%
Taiwan	7%
South Korea	5%
Singapore	2%

Schedule of Portfolio Investments (unaudited)

Common Stocks† (99.9%)
	Shares	Value

AU Optronics Corp. (Electronics)	108,920	$967,210
Baidu, Inc.* (Internet)	42,000	2,859,360
BHP Billiton, Ltd. (Mining)	73,920	4,582,301
China Life Insurance Co., Ltd. (Insurance)	58,520	3,815,504
China Mobile, Ltd. (Telecommunications)	110,320	5,450,911
China Petroleum and Chemical Corp. (Oil & Gas)	46,200	3,719,562
China Unicom, Ltd. (Telecommunications)	115,360	1,534,288
Chunghwa Telecom Co., Ltd. (Telecommunications)	64,680	1,273,549
CNOOC, Ltd. (Oil & Gas)	16,800	2,858,856
Ctrip.com International, Ltd.* (Internet)	48,160	1,808,890
Flextronics International, Ltd.* (Electronics)	248,360	1,390,816
Focus Media Holding, Ltd.* (Advertising)	113,120	1,756,754
HDFC Bank, Ltd. (Banks)	12,600	1,801,422
ICICI Bank, Ltd. (Banks)	42,280	1,527,999
Infosys Technologies, Ltd. (Software)	38,920	2,331,697
JA Solar Holdings Co., Ltd.* (Energy-Alternate Sources)	195,720	910,098
LDK Solar Co., Ltd.* (Energy-Alternate Sources)	102,760	531,269
Mindray Medical International, Ltd. (Healthcare-Products)	42,560	1,337,235
Netease.com, Inc.* (Internet)	29,400	932,274
New Oriental Education & Technology Group, Inc.* (Commercial Services)	17,080	1,591,685
PetroChina Co., Ltd. (Oil & Gas)	78,960	8,664,281
POSCO (Iron/Steel)	18,760	1,769,443
Satyam Computer Services, Ltd.* (Software)	361,200	1,856,568
Shanda Interactive Entertainment, Ltd.* (Internet)	17,360	688,671
SINA Corp.* (Internet)	31,920	1,125,499
SK Telecom Co., Ltd. (Telecommunications)	78,960	1,163,081
Sohu.com, Inc.* (Internet)	15,400	632,786
Suntech Power Holdings Co., Ltd.* (Energy-Alternate Sources)	59,640	546,899
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors)	201,040	1,962,150
Yingli Green Energy Holding Co., Ltd.* (Energy-Alternate Sources)	72,520	738,254

TOTAL COMMON STOCKS (Cost $29,634,604)		62,129,312

Repurchase Agreements (0.7%)

	Principal
	Amount

Bank of America, 0.00%, 7/1/10, dated 6/30/10, with a repurchase price of $137,000 (Collateralized by $130,600 U.S. Treasury Notes, 3.63%, 8/15/19, market value $139,742)	$137,000	137,000
Deutsche Bank, 0.00%, 7/1/10, dated 6/30/10, with a repurchase price of $20,000 (Collateralized by $21,000 Federal National Mortgage Association, 0.28%‡, 1/24/11, market value $20,967)	20,000	20,000
HSBC, 0.00%, 7/1/10, dated 6/30/10, with a repurchase price of $246,000 (Collateralized by $251,000 Federal Home Loan Mortgage Corp., 1.00%, 11/18/11, market value $251,381)	246,000	246,000
UBS, 0.00%, 7/1/10, dated 6/30/10, with a repurchase price of $2,000 (Collateralized by $2,000 Federal National Mortgage Association, 5.25%, 8/1/12, market value $2,200)	2,000	2,000
UMB, 0.00%, 7/1/10, dated 6/30/10, with a repurchase price of $6,000 (Collateralized by $6,100 U.S. Treasury Notes, 2.00%, 9/30/10, market value $6,158)	6,000	6,000

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Asia 30 :: 43

Repurchase Agreements, continued

Value

TOTAL REPURCHASE AGREEMENTS (Cost $411,000)	$411,000

TOTAL INVESTMENT SECURITIES (Cost $30,045,604)—100.6%	62,540,312
Net other assets (liabilities)—(0.6)%	(358,899)

NET ASSETS—100.0%	$62,181,413

†	As of June 30, 2010, all securities in this portfolio were traded on U.S. exchanges.

*	Non-income producing security
‡	Represents the effective yield or interest rate in effect at June 30, 2010.

ProFund VP Asia 30 invested in the following industries as of June 30, 2010:

	Value	% of Net Assets

Advertising	$1,756,754	2.8%
Banks	3,329,421	5.4%
Commercial Services	1,591,685	2.6%
Electronics	2,358,026	3.8%
Energy-Alternate Sources	2,726,520	4.4%
Healthcare-Products	1,337,235	2.1%
Insurance	3,815,504	6.1%
Internet	8,047,480	12.9%
Iron/Steel	1,769,443	2.8%
Mining	4,582,301	7.4%
Oil & Gas	15,242,699	24.5%
Semiconductors	1,962,150	3.2%
Software	4,188,265	6.7%
Telecommunications	9,421,829	15.2%
Other**	52,101	0.1%

Total	$62,181,413	100.0%

ProFund VP Asia 30 invested in securities with exposure to the following countries as of June 30, 2010:

		% of
	Value	Net Assets

Australia	$4,582,301	7.4%
China	31,659,021	50.8%
Hong Kong	9,844,055	15.9%
India	7,517,686	12.1%
South Korea	2,932,524	4.7%
Singapore	1,390,816	2.2%
Taiwan	4,202,909	6.8%
Other**	52,101	0.1%

Total	$62,181,413	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

44 :: ProFund VP Asia 30 :: Financial Statements

Statement of Assets and Liabilities (unaudited) :: June 30, 2010

Assets:
Total Investment Securities, at cost	$30,045,604

Securities, at value	62,129,312
Repurchase agreements, at value	411,000

Total Investment Securities, at value	62,540,312
Cash	58
Dividends receivable	364,323
Receivable for capital shares issued	40,952
Receivable for investments sold	3,326,980
Prepaid expenses	1,067

Total Assets	66,273,692

Liabilities:
Payable for capital shares redeemed	3,924,845
Advisory fees payable	32,511
Management services fees payable	4,335
Administration fees payable	2,179
Administrative services fees payable	23,115
Distribution fees payable	25,457
Trustee fees payable	3
Transfer agency fees payable	7,492
Fund accounting fees payable	4,728
Compliance services fees payable	407
Other accrued expenses	67,207

Total Liabilities	4,092,279

Net Assets	$62,181,413

Net Assets consist of:
Capital	$42,316,245
Accumulated net investment income (loss)	(42,523)
Accumulated net realized gains (losses) on investments	(12,587,017)
Net unrealized appreciation (depreciation) on investments	32,494,708

Net Assets	$62,181,413

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,237,156

Net Asset Value (offering and redemption price per share)	$50.26

Statement of Operations (unaudited) :: For the six months ended June 30, 2010

Investment Income:
Dividends	$710,115
Interest	58
Foreign tax withholding	(22,916)

Total Investment Income	687,257

Expenses:
Advisory fees	325,795
Management services fees	43,439
Administration fees	17,715
Transfer agency fees	25,573
Administrative services fees	124,846
Distribution fees	108,598
Custody fees	30,855
Fund accounting fees	34,522
Trustee fees	596
Compliance services fees	339
Other fees	56,066

Total Gross Expenses before reductions	768,344
Less Expenses reduced by the Advisor	(38,564)

Total Net Expenses	729,780

Net Investment Income (Loss)	(42,523)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	6,455,392
Change in net unrealized appreciation/depreciation on investments	(14,132,157)

Net Realized and Unrealized Gains (Losses) on Investments	(7,676,765)

Change in Net Assets Resulting from Operations	$(7,719,288)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Asia 30 :: 45

Statements of Changes in Net Assets

	For the
	six months ended	For the
	June 30, 2010	year ended
	(unaudited)	December 31, 2009

From Investment Activities:
Operations:
Net investment income (loss)	$(42,523)	$72,405
Net realized gains (losses) on investments	6,455,392	(10,042,569)
Change in net unrealized appreciation/depreciation on investments	(14,132,157)	39,414,484

Change in net assets resulting from operations	(7,719,288)	29,444,320

Distributions to Shareholders From:
Net investment income	(72,405)	(869,798)
Net realized gains on investments	—	(11,623,305)

Change in net assets resulting from distributions	(72,405)	(12,493,103)

Capital Transactions:
Proceeds from shares issued	49,486,638	230,827,537
Dividends reinvested	72,405	12,493,103
Value of shares redeemed	(96,433,453)	(200,495,073)

Change in net assets resulting from capital transactions	(46,874,410)	42,825,567

Change in net assets	(54,666,103)	59,776,784
Net Assets:
Beginning of period	116,847,516	57,070,732

End of period	$62,181,413	$116,847,516

Accumulated net investment income (loss)	$(42,523)	$72,405

Share Transactions:
Issued	929,630	4,680,624
Reinvested	1,351	242,161
Redeemed	(1,869,736)	(4,197,102)

Change in shares	(938,755)	725,683

See accompanying notes to the financial statements.

46 :: ProFund VP Asia 30 :: Financial Highlights

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the
	six months ended	For the	For the	For the	For the	For the
	June 30, 2010	Year ended	year ended	year ended	Year ended	year ended
	(unaudited)	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$53.70	$39.35	$90.97	$61.61	$44.47	$37.30

Investment Activities:
Net investment income (loss)(a)	(0.03)	0.04	0.52	0.32	0.07	0.40
Net realized and unrealized gains (losses) on investments	(3.37)	21.02	(44.39)	29.10	17.34	6.87

Total income (loss) from investment activities	(3.40)	21.06	(43.87)	29.42	17.41	7.27

Distributions to Shareholders From:
Net investment income	(0.04)	(0.47)	(0.58)	(0.06)	(0.27)	(0.10)
Net realized gains on investments	—	(6.24)	(7.17)	—	—	—

Total distributions	(0.04)	(6.71)	(7.75)	(0.06)	(0.27)	(0.10)

Net Asset Value, End of Period	$50.26	$53.70	$39.35	$90.97	$61.61	$44.47

Total Return	(6.33)% (b)	54.20%	(50.82)%	47.74%	39.29%	19.51%

Ratios to Average Net Assets:
Gross expenses(c)	1.77%	1.78%	1.69%	1.65%	1.71%	1.82%
Net expenses(c)	1.68%	1.67%	1.63%	1.60%	1.68% (d)	1.82%
Net Investment income (loss)(c)	(0.10)%	0.08%	0.76%	0.42%	0.13%	0.97%

Supplemental Data:
Net assets, end of period (000’s)	$62,181	$116,848	$57,071	$257,274	$182,177	$73,464
Portfolio turnover rate(e)	29% (b)	191%	177%	214%	161%	256%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	The ratio does not include a reduction of expenses paid indirectly. The net expense ratio to average net assets less the fees paid indirectly was 1.66% for the year ended December 31, 2006.
(e)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Europe 30 :: 47

Investment Objective:   The ProFund VP Europe 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Europe 30 Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2010

Market Exposure
Investment Type	% of Net Assets

Equity Securities	99%
Futures Contracts	2%

Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

HSBC Holdings PLC	5.8%
BHP Billiton PLC	5.8%
Royal Dutch Shell PLC - Class A	5.6%
Novartis AG	5.4%
Vodafone Group PLC	4.7%

ProFunds Europe 30 Index - Composition
Industry Breakdown	% of Index

Consumer Non-Cyclical	30%
Basic Materials	18%
Financial	18%
Industrial	13%
Energy	9%
Communications	9%
Technology	3%

Country Breakdown

United Kingdom	36%
Switzerland	23%
Germany	10%
France	8%
Canada	6%
Luxembourg	5%
Netherlands	4%
Sweden	3%
Finland	2%
Ireland	2%
Greece	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks† (98.6%)
	Shares	Value

ABB, Ltd. (Engineering& Construction)	43,053	$743,956
ACE, Ltd. (Insurance)	12,192	627,644
Alcon, Inc. (Healthcare-Products)	6,096	903,366
ArcelorMittal (Iron/Steel)	24,765	662,711
AstraZeneca PLC (Pharmaceuticals)	20,955	987,609
Barclays PLC (Banks)	41,529	659,896
BHP Billiton PLC (Mining)	30,099	1,548,293
BP PLC (Oil & Gas)	30,480	880,262
Covidien PLC (Healthcare-Products)	16,002	642,960
Credit Suisse Group (Diversified Financial Services)	18,669	698,781
Deutsche Bank AG (Banks)	11,430	641,909
Diageo PLC (Beverages)	12,573	788,830
DryShips, Inc.* (Transportation)	62,865	224,428
GlaxoSmithKline PLC (Pharmaceuticals)	31,623	1,075,498
HSBC Holdings PLC (Banks)	34,290	1,563,281
Nokia, Corp. (Telecommunications)	55,626	453,352
Novartis AG (Pharmaceuticals)	29,718	1,435,974
Rio Tinto PLC (Mining)	19,812	863,803
Royal Dutch Shell PLC—Class A (Oil& Gas)	30,099	1,511,572
Sanofi-Aventis (Pharmaceuticals)	33,147	996,399
SAP AG (Software)	18,669	827,037
Siemens AG (Miscellaneous Manufacturing)	12,192	1,091,550
Telefonaktiebolaget LM Ericsson (Telecommunications)	72,009	793,539
Tenaris S.A. (Iron/Steel)	19,050	659,320
Total Fina S.A. (Oil& Gas)	24,384	1,088,502
Transocean, Ltd.* (Oil& Gas)	8,001	370,686
Tyco International, Ltd. (Miscellaneous Manufacturing)	19,812	697,977
UBS AG* (Diversified Financial Services)	51,816	685,007
Unilever N.V. (Food)	39,243	1,072,119
Vodafone Group PLC (Telecommunications)	60,579	1,252,168

TOTAL COMMON STOCKS
(Cost $21,259,072)		26,448,429

Repurchase Agreements (1.0%)
	Principal
	Amount

Bank of America, 0.00%, 7/1/10, dated 6/30/10, with a repurchase price of $84,000 (Collateralized by $80,100 U.S. Treasury Notes, 3.63%, 8/15/19, market value $85,707)	$84,000	84,000
Deutsche Bank, 0.00%, 7/1/10, dated 6/30/10, with a repurchase price of $12,000 (Collateralized by $13,000 Federal National Mortgage Association, 0.28%‡, 1/24/11, market value $12,980)	12,000	12,000
HSBC, 0.00%, 7/1/10, dated 6/30/10, with a repurchase price of $152,000 (Collateralized by $155,000 Federal Home Loan Mortgage Corp., 1.00%, 11/18/11, market value $155,236)	152,000	152,000
UBS, 0.00%, 7/1/10, dated 6/30/10, with a repurchase price of $1,000 (Collateralized by $1,000 U.S. Treasury Notes, 1.88%, 6/15/12, market value $1,026)	1,000	1,000

See accompanying notes to the financial statements.

48 :: ProFund VP Europe 30 :: Financial Statements

Repurchase Agreements, continued
	Principal
	Amount	Value

UMB, 0.00%, 7/1/10, dated 6/30/10, with a repurchase price of $5,000 (Collateralized by $5,100 U.S. Treasury Notes, 2.00%, 9/30/10, market value $5,148)	$5,000	$5,000

TOTAL REPURCHASE AGREEMENTS
(Cost $254,000)		254,000

TOTAL INVESTMENT SECURITIES
(Cost $21,513,072)—99.6%		26,702,429
Net other assets (liabilities)—0.4%		110,048

NET ASSETS—100.0%		$26,812,477

†	As of June 30, 2010, all securities in this portfolio were traded on U.S. exchanges.
*	Non-income producing security
‡	Represents the effective yield or interest rate in effect at June 30, 2010.

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini S&P 500 Futures Contract expiring 9/20/10 (Underlying notional amount at value $513,000)	10	$(41,648)

ProFund VP Europe 30 invested in the following industries as of June 30, 2010:

		% of
	Value	Net Assets

Banks	$2,865,086	10.7%
Beverages	788,830	2.9%
Diversified Financial Services	1,383,788	5.1%
Engineering & Construction	743,956	2.8%
Food	1,072,119	4.0%
Healthcare-Products	1,546,326	5.8%
Insurance	627,644	2.3%
Iron/Steel	1,322,031	4.9%
Mining	2,412,096	9.0%
Miscellaneous Manufacturing	1,789,527	6.7%
Oil & Gas	3,851,022	14.4%
Pharmaceuticals	4,495,480	16.7%
Software	827,037	3.1%
Telecommunications	2,499,059	9.4%
Transportation	224,428	0.8%
Other**	364,048	1.4%

Total	$26,812,477	100.0%

ProFund VP Europe 30 invested in securities with exposure to the following countries as of June 30, 2010:

		% of
	Value	Net Assets

Finland	$453,352	1.7%
France	2,084,901	7.8%
Germany	2,560,496	9.6%
Greece	224,428	0.8%
Ireland	642,960	2.4%
Luxembourg	1,322,031	4.9%
Netherlands	1,072,119	4.0%
Sweden	793,539	3.0%
Switzerland	6,163,391	22.9%
United Kingdom	11,131,212	41.5%
Other**	364,048	1.4%

Total	$26,812,477	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Europe 30 :: 49

Statement of Assets and Liabilities (unaudited) :: June 30, 2010

Assets:
Total Investment Securities, at cost	$21,513,072

Securities, at value	26,448,429
Repurchase agreements, at value	254,000

Total Investment Securities, at value	26,702,429
Cash	54
Segregated cash balances with brokers for futures contracts	57,700
Dividends receivable	88,855
Receivable for capital shares issued	53,924
Prepaid expenses	603

Total Assets	26,903,565

Liabilities:
Variation margin on futures contracts	5,500
Advisory fees payable	15,067
Management services fees payable	2,009
Administration fees payable	907
Administrative services fees payable	11,499
Distribution fees payable	11,374
Trustee fees payable	1
Transfer agency fees payable	3,218
Fund accounting fees payable	1,968
Compliance services fees payable	209
Other accrued expenses	39,336

Total Liabilities	91,088

Net Assets	$26,812,477

Net Assets consist of:
Capital	$48,128,005
Accumulated net investment income (loss)	492,644
Accumulated net realized gains (losses) on investments	(26,955,881)
Net unrealized appreciation (depreciation) on investments	5,147,709

Net Assets	$26,812,477

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,560,189

Net Asset Value (offering and redemption price per share)	$17.19

Statement of Operations (unaudited) :: For the six months ended June 30, 2010

Investment Income:
Dividends	$723,717
Interest	171
Foreign tax withholding	(3,513)

Total Investment Income	720,375

Expenses:
Advisory fees	170,756
Management services fees	22,767
Administration fees	9,545
Transfer agency fees	13,591
Administrative services fees	69,914
Distribution fees	56,919
Custody fees	3,013
Fund accounting fees	18,291
Trustee fees	348
Compliance services fees	179
Other fees	31,996

Total Gross Expenses before reductions	397,319
Less Expenses reduced by the Advisor	(14,826)

Total Net Expenses	382,493

Net Investment Income (Loss)	337,882

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	1,913,947
Net realized gains (losses) on futures contracts	16,335
Change in net unrealized appreciation/depreciation on investments	(10,833,871)

Net Realized and Unrealized Gains (Losses) on Investments	(8,903,589)

Change in Net Assets Resulting from Operations	$(8,565,707)

See accompanying notes to the financial statements.

50 :: ProFund VP Europe 30 :: Financial Statements

Statements of Changes in Net Assets

	For the
	six months ended	For the
	June 30, 2010	year ended
	(unaudited)	December 31, 2009

From Investment Activities:
Operations:
Net investment income (loss)	$337,882	$652,355
Net realized gains (losses) on investments	1,930,282	(5,452,794)
Change in net unrealized appreciation/depreciation on investments	(10,833,871)	14,864,519

Change in net assets resulting from operations	(8,565,707)	10,064,080

Distributions to Shareholders From:
Net investment income	(652,355)	(1,427,460)

Change in net assets resulting from distributions	(652,355)	(1,427,460)

Capital Transactions:
Proceeds from shares issued	21,194,518	92,890,019
Dividends reinvested	652,355	1,427,460
Value of shares redeemed	(48,431,788)	(71,745,674)

Change in net assets resulting from capital transactions	(26,584,915)	22,571,805

Change in net assets	(35,802,977)	31,208,425
Net Assets:
Beginning of period	62,615,454	31,407,029

End of period	$26,812,477	$62,615,454

Accumulated net investment income (loss)	$492,644	$652,355

Share Transactions:
Issued	1,050,463	5,097,910
Reinvested	31,348	69,328
Redeemed	(2,495,098)	(4,118,026)

Change in shares	(1,413,287)	1,049,212

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Europe 30 :: 51

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the
	six months ended	For the	For the	For the	For the	For the
	June 30, 2010	year ended	year ended	year ended	year ended	year ended
	(unaudited)	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$21.06	$16.32	$35.53	$31.99	$27.96	$28.28

Investment Activities:
Net investment income (loss)(a)	0.15	0.27	0.60	0.31	0.64	0.13
Net realized and unrealized gains(losses) on investments	(3.77)	4.99	(14.76)	4.33	4.18	2.14

Total income (loss) from investment activities	(3.62)	5.26	(14.16)	4.64	4.82	2.27

Distributions to Shareholders From:
Net investment income	(0.25)	(0.52)	(0.63)	(0.78)	(0.12)	(0.04)
Net realized gains on investments	—	—	(4.42)	(0.32)	(0.67)	(2.55)

Total distributions	(0.25)	(0.52)	(5.05)	(1.10)	(0.79)	(2.59)

Net Asset Value, End of Period	$17.19	$21.06	$16.32	$35.53	$31.99	$27.96

Total Return	(17.40)% (b)	32.30%	(44.00)%	14.58%	17.51%	8.09%

Ratios to Average Net Assets:
Gross expenses(c)	1.75%	1.78%	1.70%	1.66%	1.69%	1.76%
Net expenses(c)	1.68%	1.67%	1.63%	1.61%	1.66%	1.76%
Net investment income (loss)(c)	1.49%	1.48%	2.12%	0.88%	2.12%	0.45%

Supplemental Data:
Net Assets, end of period (000’s)	$26,812	$62,615	$31,407	$131,721	$160,024	$120,469
Portfolio turnover rate(d)	34% (b)	150%	160%	280%	172%	230%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

52 :: ProFund VP International :: Financial Statements

Investment Objective:   The ProFund VP International seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East (“MSCI EAFE”) Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2010

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	35%
Swap Agreements	65%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The ProFund VP International primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index - Composition

Industry Breakdown	% of Index

Financial	24%
Industrial	12%
Consumer Non-Cyclical	11%
Consumer Cyclical	10%
Basic Materials	10%
Health Care	9%
Energy	7%
Telecommunication Services	6%
Utilities	6%
Information Technology	5%

Country Breakdown

Japan	24%
United Kingdom	21%
France	10%
Germany	8%
Australia	8%
Switzerland	8%
Spain	4%
Italy	3%
Netherlands	3%
Other	11%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements (98.2%)
	Principal
	Amount	Value

Bank of America, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $550,000 (Collateralized by $524,400 U.S. Treasury Notes, 3.63%, 8/15/19, market value $561,108)	$550,000	$550,000
Deutsche Bank, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $550,000 (Collateralized by $563,000 Federal National Mortgage Association, 0.28%‡, 1/24/11, market value $562,118)	550,000	550,000
HSBC, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $550,000 (Collateralized by $561,000 Federal Home Loan Mortgage Corp., 1.00%, 11/18/11, market value $561,853)	550,000	550,000
UBS, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $550,000 (Collateralized by $511,000 Federal National Mortgage Association, 5.25%, 8/1/12, market value $562,100)	550,000	550,000
UMB, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $547,000 (Collateralized by $552,800 U.S. Treasury Notes, 2.00%, 9/30/10, market value $558,044)	547,000	547,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,747,000)		2,747,000

TOTAL INVESTMENT SECURITIES
(Cost $2,747,000)—98.2%	2,747,000
Net other assets (liabilities)—1.8%	49,590

NET ASSETS—100.0%	$2,796,590

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of June 30, 2010, the aggregate amount held in a segregated account was $170,000.

‡	Represents the effective yield or interest rate in effect at June 30, 2010.

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini MSCI EAFE Futures Contract expiring 9/20/10 (Underlying notional amount at value $987,300)	15	$(74,528)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP International :: 53

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index	$841,827	$(36,416)
Equity Index Swap Agreement with UBS AG, based on the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index	970,017	(43,931)

		$(80,347)

See accompanying notes to the financial statements.

54 :: ProFund VP International :: Financial Statements

Statement of Assets and Liabilities (unaudited) :: June 30, 2010

Assets:
Total Investment Securities, at cost	$2,747,000

Repurchase agreements, at value	2,747,000

Total Investment Securities, at value	2,747,000
Cash	2,008
Segregated cash balances with brokers for futures contracts	146,325
Receivable for capital shares issued	2,450
Prepaid expenses	149

Total Assets	2,897,932

Liabilities:
Payable for capital shares redeemed	2,932
Unrealized loss on swap agreements	80,347
Variation margin on futures contracts	4,200
Advisory fees payable	1,467
Management services fees payable	196
Administration fees payable	80
Administrative services fees payable	4,431
Distribution fees payable	4,435
Transfer agency fees payable	406
Fund accounting fees payable	173
Compliance services fees payable	44
Other accrued expenses	2,631

Total Liabilities	101,342

Net Assets	$2,796,590

Net Assets consist of:
Capital	$4,645,955
Accumulated net investment income (loss)	(83,725)
Accumulated net realized gains (losses) on investments	(1,610,765)
Net unrealized appreciation (depreciation) on investments	(154,875)

Net Assets	$2,796,590

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	161,881

Net Asset Value (offering and redemption price per share)	$17.28

Statement of Operations (unaudited) :: For the six months ended June 30, 2010

Investment Income:
Interest	$3,678

Expenses:
Advisory fees	38,976
Management services fees	5,197
Administration fees	1,623
Transfer agency fees	2,224
Administrative services fees	12,823
Distribution fees	12,992
Custody fees	2,268
Fund accounting fees	2,937
Trustee fees	69
Compliance services fees	25
Other fees	4,342
Recoupment of prior expenses reduced by the Advisor	3,927

Total Expenses	87,403

Net Investment Income (Loss)	(83,725)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on futures contracts	(988,612)
Net realized gains (losses) on swap agreements	(682,562)
Change in net unrealized appreciation/depreciation on investments	(127,937)

Net Realized and Unrealized Gains (Losses) on Investments	(1,799,111)

Change in Net Assets Resulting from Operations	$(1,882,836)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP International :: 55

Statements of Changes in Net Assets

	For the
	six months ended	For the
	June 30, 2010	year ended
	(unaudited)	December 31, 2009

From Investment Activities:
Operations:
Net investment income (loss)	$(83,725)	$(124,187)
Net realized gains (losses) on investments	(1,671,174)	2,134,467
Change in net unrealized appreciation/depreciation on investments	(127,937)	(71,285)

Change in net assets resulting from operations	(1,882,836)	1,938,995

Distributions to Shareholders From:
Net investment income	—	(2,274)
Net realized gains on investments	(577,242)	—

Change in net assets resulting from distributions	(577,242)	(2,274)

Capital Transactions:
Proceeds from shares issued	10,479,290	25,688,954 (a)
Dividends reinvested	577,242	2,274
Value of shares redeemed	(18,958,798)	(15,486,858)

Change in net assets resulting from capital transactions	(7,902,266)	10,204,370

Change in net assets	(10,362,344)	12,141,091
Net Assets:
Beginning of period	13,158,934	1,017,843

End of period	$2,796,590	$13,158,934

Accumulated net investment income (loss)	$(83,725)	$—

Share Transactions:
Issued	542,148	1,388,256
Reinvested	28,733	109
Redeemed	(1,034,044)	(823,598)

Change in shares	(463,163)	564,767

(a)	Amount includes $5,850 related to a voluntary capital contribution from the Advisor in connection with an investment valuation adjustment.

See accompanying notes to the financial statements.

56 :: ProFund VP International :: Financial Highlights

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the				For the period
	six months ended	For the		For the	Aug. 31, 2007
	June 30, 2010	year ended		year ended	through
	(unaudited)	Dec. 31, 2009		Dec. 31, 2008	Dec. 31, 2007(a)

Net Asset Value, Beginning of Period	$21.05	$16.89		$30.68	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.16)	(0.32)		0.04	0.30
Net realized and unrealized gains (losses) on investments	(2.75)	4.38		(13.60)	0.38

Total income (loss) from investment activities	(2.91)	4.06		(13.56)	0.68

Capital Transactions:	—	0.10	(c)	—	—

Distributions to Shareholders From:
Net investment income	—	—	(d)	(0.23)	—
Net realized gains on investments	(0.86)	—		—	—

Total distributions	(0.86)	—	(d)	(0.23)	—

Net Asset Value, End of Period	$17.28	$21.05		$16.89	$30.68

Total Return	(14.39)% (e)	24.65%	(c)	(44.40)%	2.27%	(e)

Ratios to Average Net Assets:
Gross expenses(f)	1.68%	1.69%		1.87%	1.76%
Net expenses(f)	1.68%	1.68%		1.63%	1.63%
Net investment income (loss)(f)	(1.61)%	(1.62)%		0.19%	2.95%

Supplemental Data:
Net assets, end of period (000’s)	$2,797	$13,159		$1,018	$483
Portfolio turnover rate(g)	—	—		—	—

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)
The amounts include a voluntary capital contribution from the Advisor in connection with an investment valuation adjustment. The contribution represented $0.10 to the net asset value and 0.66% to the total return. Without this contribution, the net asset value and total return would be lower.

(d)	Amount is less than $0.005.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Emerging Markets :: 57

Investment Objective:   The ProFund VP Emerging Markets seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Bank of New York Mellon Emerging Markets 50 ADR Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2010

Market Exposure
Investment Type	% of Net Assets

Equity Securities	80%
Swap Agreements	29%

Total Exposure	109%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Petroleo Brasileiro S.A.	4.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.3%
Vale S.A.	4.2%
Itau Unibanco Holding S.A.	4.1%
Petroleo Brasileiro S.A.	3.8%

Bank of New York Mellon Emerging Markets 50 ADR Index - Composition

Industry Breakdown	% of Index

Communications	21%
Energy	20%
Basic Materials	19%
Financial	19%
Technology	11%
Consumer Non-Cyclical	4%
Industrial	3%
Utilities	3%

Country Breakdown

Brazil	34%
China	12%
Mexixo	10%
South Korea	9%
India	9%
Hong Kong	8%
Taiwan	8%
South Africa	5%
Chile	1%
Other	4%

Schedule of Portfolio Investments (unaudited)

Common Stocks† (71.5%)
	Shares	Value

America Movil S.A.B. de C.V. (Telecommunications)	14,553	$691,268
AngloGold Ashanti, Ltd. (Mining)	6,993	301,958
AU Optronics Corp. (Electronics)	15,498	137,622
Baidu, Inc.* (Internet)	1,890	128,671
Banco Bradesco S.A. (Banks)	33,075	524,570
Banco Santander Brasil S.A. (Banks)	10,962	113,237
BRF-Brazil Foods S.A. (Food)	12,852	170,418
Cemex S.A.B. de C.V.* (Building Materials)	18,333	177,283
China Life Insurance Co., Ltd. (Insurance)	9,072	591,494
China Mobile, Ltd. (Telecommunications)	16,254	803,110
China Petroleum and Chemical Corp. (Oil & Gas)	3,213	258,679
China Telecom Corp., Ltd. (Telecommunications)	2,646	126,796
China Unicom, Ltd. (Telecommunications)	24,759	329,295
Chunghwa Telecom Co., Ltd. (Telecommunications)	9,261	182,349
CNOOC, Ltd. (Oil & Gas)	3,024	514,594
Companhia de Bebidas das Americas (AmBev) (Beverages)	3,024	305,454
Companhia Energetica de Minas Gerais (CEMIG) (Electric)	7,371	108,133
Companhia Siderurgica Nacional S.A. (CSN) (Iron/Steel)	15,876	233,218
Companhia Vale Do Rio Doce (Mining)	25,515	621,290
Compania de Minas Buenaventura S.A. (Mining)	3,024	116,243
Ctrip.com International, Ltd.* (Internet)	2,646	99,384
Ecopetrol S.A. (Oil & Gas)	3,969	113,791
Empresa Nacional de Electricidad S.A. (Endesa-Chile) (Electric)	2,079	96,008
Enersis S.A. (Electric)	5,103	101,601
Fomento Economico Mexicanom, S.A.B. de C.V. (FEMSA) (Beverages)	4,158	179,418
Gerdau S.A. (Iron/Steel)	12,852	169,389
Gold Fields, Ltd. (Mining)	12,852	171,831
Grupo Televisa S.A. (Media)	9,639	167,815
HDFC Bank, Ltd. (Banks)	2,079	297,235
ICICI Bank, Ltd. (Banks)	8,127	293,710
Infosys Technologies, Ltd. (Software)	11,151	668,056
Itau Unibanco Holding S.A. (Banks)	40,068	721,625
KB Financial Group, Inc. (Banks)	7,560	286,448
Korea Electric Power Corp.* (Electric)	9,639	124,150
LG. Philips LCD Co., Ltd. (Electronics)	8,694	139,973
Mobile TeleSystems (Telecommunications)	8,883	170,198
PetroChina Co., Ltd. (Oil & Gas)	4,158	456,257
Petroleo Brasileiro S.A. (Oil & Gas)	21,924	752,432
POSCO (Iron/Steel)	5,103	481,315
PT Telekomunikasi Indonesia (Telecommunications)	4,725	161,737
Sasol, Ltd. (Oil & Gas Services)	8,505	299,971
Shinhan Financial Group Co., Ltd. (Diversified Financial Services)	4,347	317,418
SK Telecom Co., Ltd. (Telecommunications)	6,237	91,871
Sterlite Industries (India), Ltd. (Mining)	7,182	102,272
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors)	86,562	844,845
United Microelectronics Corp.* (Semiconductors)	51,030	148,497
VimpelCom, Ltd.* (Telecommunications)	5,859	94,799
Wipro, Ltd. (Computers)	8,820	105,840

TOTAL COMMON STOCKS
(Cost $14,915,585)		14,093,568

See accompanying notes to the financial statements.

58 :: ProFund VP Emerging Markets :: Financial Statements

Preferred Stocks† (8.8%)
	Shares	Value

Petroleo Brasileiro S.A. (Oil & Gas)	30,240	$901,152
Vale S.A. (Mining)	39,690	834,284

TOTAL PREFERRED STOCKS
(Cost $2,174,426)		1,735,436

Repurchase Agreements (30.5%)
	Principal
	Amount

Bank of America, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $1,204,000 (Collateralized by $1,147,900 U.S. Treasury Notes, 3.63%, 8/15/19, market value $1,228,253)	$1,204,000	1,204,000
Deutsche Bank, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $1,204,000 (Collateralized by $1,232,000 Federal National Mortgage Association, 0.28%‡, 1/24/11, market value $1,230,070)	1,204,000	1,204,000
HSBC, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $1,204,000 (Collateralized by $1,227,000 of various Federal Home Loan Mortgage Corp. Securities, 0.61%–1.00%, 3/9/11–11/18/11, market value $1,228,795)	1,204,000	1,204,000
UBS, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $1,204,000 (Collateralized by $1,118,000 Federal National Mortgage Association, 5.25%, 8/1/12, market value $1,229,800)	1,204,000	1,204,000
UMB, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $1,201,000 (Collateralized by $1,211,600 of various U.S. Treasury Notes, 2.00%–2.38%, 8/31/10–9/30/10, market value $1,225,199)	1,201,000	$1,201,000

TOTAL REPURCHASE AGREEMENTS (Cost $6,017,000)		6,017,000

TOTAL INVESTMENT SECURITIES (Cost $23,107,011)—110.8%		21,846,004
Net other assets (liabilities)—(10.8)%		(2,121,706)

NET ASSETS—100.0%		$19,724,298

†	As of June 30, 2010, all securities in this portfolio were traded on U.S. exchanges.
*	Non-income producing security
+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of June 30, 2010, the aggregate amount held in a segregated account was $900,000.

‡	Represents the effective yield or interest rate in effect at June 30, 2010.

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	$1,464,778	$(86,177)
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	4,139,745	(216,131)

		$(302,308)

ProFund VP Emerging Markets invested in the following industries as of June 30, 2010:

		% of
	Value	Net Assets

Banks	$2,236,825	11.3%
Beverages	484,872	2.5%
Building Materials	177,283	0.9%
Computers	105,840	0.5%
Diversified Financial Services	317,418	1.6%
Electric	429,892	2.2%
Electronics	277,595	1.4%
Food	170,418	0.9%
Insurance	591,494	3.0%
Internet	228,055	1.2%
Iron/Steel	883,922	4.5%
Media	167,815	0.9%
Mining	2,147,878	10.9%
Oil & Gas	2,996,905	15.2%
Oil & Gas Services	299,971	1.5%
Semiconductors	993,342	5.0%
Software	668,056	3.4%
Telecommunications	2,651,423	13.4%
Other**	3,895,294	19.7%

Total	$19,724,298	100.0%

ProFund VP Emerging Markets invested in securities with exposure to the following countries as of June 30, 2010:

		% of
	Value	Net Assets

Brazil	$5,455,202	27.7%
Chile	197,609	1.0%
China	1,661,281	8.4%
Colombia	113,791	0.6%
Hong Kong	1,646,999	8.4%
India	1,467,113	7.4%
Indonesia	161,737	0.8%
Mexico	1,215,784	6.1%
Peru	116,243	0.6%
South Korea	1,441,175	7.3%
Russia	264,997	1.4%
South Africa	773,760	3.9%
Taiwan	1,313,313	6.7%
Other**	3,895,294	19.7%

Total	$19,724,298	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Emerging Markets :: 59

Statement of Assets and Liabilities (unaudited) :: June 30, 2010

Assets:
Total Investment Securities, at cost	$23,107,011

Securities, at value	15,829,004
Repurchase agreements, at value	6,017,000

Total Investment Securities, at value	21,846,004
Cash	3,611
Dividends receivable	60,276
Receivable for capital shares issued	43,406
Prepaid expenses	308

Total Assets	21,953,605

Liabilities:
Payable for capital shares redeemed	1,865,187
Unrealized loss on swap agreements	302,308
Advisory fees payable	11,996
Management services fees payable	1,599
Administration fees payable	726
Administrative services fees payable	15,633
Distribution fees payable	15,573
Trustee fees payable	1
Transfer agency fees payable	2,457
Fund accounting fees payable	1,575
Compliance services fees payable	129
Other accrued expenses	12,123

Total Liabilities	2,229,307

Net Assets	$19,724,298

Net Assets consist of:
Capital	$22,688,511
Accumulated net investment income (loss)	(53,923)
Accumulated net realized gains (losses) on investments	(1,346,975)
Net unrealized appreciation (depreciation) on investments	(1,563,315)

Net Assets	$19,724,298

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	808,242

Net Asset Value (offering and redemption price per share)	$24.40

Statement of Operations (unaudited) :: For the six months ended June 30, 2010

Investment Income:
Dividends	$185,882
Interest	3,741
Foreign tax withholding	(18,994)

Total Investment Income	170,629

Expenses:
Advisory fees	100,737
Management services fees	13,431
Administration fees	4,949
Transfer agency fees	7,168
Administrative services fees	33,571
Distribution fees	33,579
Custody fees	3,465
Fund accounting fees	9,727
Trustee fees	160
Compliance services fees	97
Other fees	15,474
Recoupment of prior expenses reduced by the Advisor	2,194

Total Expenses	224,552

Net Investment Income (Loss)	(53,923)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(817,626)
Net realized gains (losses) on swap agreements	(763,968)
Change in net unrealized appreciation/depreciation on investments	(2,114,513)

Net Realized and Unrealized Gains (Losses) on Investments	(3,696,107)

Change in Net Assets Resulting from Operations	$(3,750,030)

See accompanying notes to the financial statements.

60 :: ProFund VP Emerging Markets :: Financial Statements

Statements of Changes in Net Assets

	For the
	six months ended	For the
	June 30, 2010	year ended
	(unaudited)	December 31, 2009

From Investment Activities:
Operations:
Net investment income (loss)	$(53,923)	$(220,531)
Net realized gains (losses) on investments	(1,581,594)	5,477,620
Change in net unrealized appreciation/depreciation on investments	(2,114,513)	494,482

Change in net assets resulting from operations	(3,750,030)	5,751,571

Distributions to Shareholders From:
Net investment income	—	(20,311)
Net realized gains on investments	(474,549)	—

Change in net assets resulting from distributions	(474,549)	(20,311)

Capital Transactions:
Proceeds from shares issued	24,274,451	66,671,415
Dividends reinvested	474,549	20,311
Value of shares redeemed	(35,671,846)	(41,860,909)

Change in net assets resulting from capital transactions	(10,922,846)	24,830,817

Change in net assets	(15,147,425)	30,562,077
Net Assets:
Beginning of period	34,871,723	4,309,646

End of period	$19,724,298	$34,871,723

Accumulated net investment income (loss)	$(53,923)	$—

Share Transactions:
Issued	921,825	2,845,495
Reinvested	17,524	785
Redeemed	(1,370,811)	(1,855,134)

Change in shares	(431,462)	991,146

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Emerging Markets :: 61

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the			For the period
	six months ended	For the	For the	Aug. 31, 2007
	June 30, 2010	year ended	year ended	through
	(unaudited)	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007(a)

Net Asset Value, Beginning of Period	$28.13	$17.34	$35.13	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.05)	(0.33)	0.10	0.35
Net realized and unrealized gains (losses) on investments	(3.21)	11.14	(17.62)	4.78

Total income (loss) from investment activities	(3.26)	10.81	(17.52)	5.13

Distributions to Shareholders From:
Net investment income	—	(0.02)	(0.26)	—
Net realized gains on investments	(0.47)	—	(0.01)	—

Total distributions	(0.47)	(0.02)	(0.27)	—

Net Asset Value, End of Period	$24.40	$28.13	$17.34	$35.13

Total Return	(11.75)% (c)	62.36%	(50.09)%	17.07%	(c)

Ratios to Average Net Assets:
Gross expenses(d)	1.67%	1.70%	1.68%	1.68%
Net expenses(d)	1.67%	1.68%	1.63%	1.63%
Net investment income (loss)(d)	(0.40)%	(1.36)%	0.34%	3.09%

Supplemental Data:
Net assets, end of period (000’s)	$19,724	$34,872	$4,310	$3,325
Portfolio turnover rate(e)	36% (c)	7% (f)	—	—

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(f)	The portfolio turnover rate changed from the prior period due to a change in investment strategies that includes the purchase of equity securities.

See accompanying notes to the financial statements.

62 :: ProFund VP Japan :: Financial Statements

Investment Objective:   The ProFund VP Japan seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Nikkei 225 Stock Average.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2010

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	101%

Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings
The ProFund VP Japan primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Nikkei 225 Stock Average - Composition
% of Index

Industrial	26%
Consumer Cyclical	21%
Consumer Non-Cyclical	19%
Technology	11%
Communications	9%
Basic Materials	6%
Financial	6%
Utilities	1%
Energy	1%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements (88.2%)
	Principal
	Amount	Value

Bank of America, 0.00%, 7/1/10, dated 6/30/10, with a repurchase price of $1,672,000 (Collateralized by $1,593,900 U.S. Treasury Notes, 3.63%, 8/15/19, market value $1,705,473)	$1,672,000	$1,672,000
Deutsche Bank, 0.00%, 7/1/10, dated 6/30/10, with a repurchase price of $1,672,000 (Collateralized by $1,709,000 Federal National Mortgage Association, 0.28%‡, 1/24/11, market value $1,706,323)	1,672,000	1,672,000
HSBC, 0.00%, 7/1/10, dated 6/30/10, with a repurchase price of $1,672,000 (Collateralized by $1,705,000 Federal Home Loan Bank, 0.65%, 5/19/11, market value $1,706,523)	1,672,000	1,672,000
UBS, 0.00%, 7/1/10, dated 6/30/10, with a repurchase price of $1,672,000 (Collateralized by $1,551,000 Federal National Mortgage Association, 5.25%, 8/1/12, market value $1,706,100)	1,672,000	1,672,000
UMB, 0.00%, 7/1/10, dated 6/30/10, with a repurchase price of $1,672,000 (Collateralized by $1,686,000 U.S. Treasury Notes, 2.38%, 8/31/10, market value $1,705,442)	1,672,000	1,672,000

TOTAL REPURCHASE AGREEMENTS
(Cost $8,360,000)		$8,360,000

TOTAL INVESTMENT SECURITIES
(Cost $8,360,000)—88.2%		8,360,000
Net other assets (liabilities)—11.8%		1,116,399

NET ASSETS—100.0%		$9,476,399

‡	Represents the effective yield or interest rate in effect at June 30, 2010.

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

Nikkei 225 Futures Contract expiring 9/10/10 (Underlying notional amount at value $9,527,500)	206	$(317,162)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Japan :: 63

Statement of Assets and Liabilities (unaudited) :: June 30, 2010

Assets:
Total Investment Securities, at cost	$8,360,000

Repurchase agreements, at value	8,360,000

Total Investment Securities, at value	8,360,000
Cash	10,914
Segregated cash balances with brokers for futures contracts	1,251,450
Prepaid expenses	155

Total Assets	9,622,519

Liabilities:
Payable for capital shares redeemed	21,968
Variation margin on futures contracts	103,000
Advisory fees payable	5,371
Management services fees payable	716
Administration fees payable	342
Administrative services fees payable	3,334
Distribution fees payable	2,519
Transfer agency fees payable	1,166
Fund accounting fees payable	742
Compliance services fees payable	61
Other accrued expenses	6,901

Total Liabilities	146,120

Net Assets	$9,476,399

Net Assets consist of:
Capital	$25,569,032
Accumulated net investment income (loss)	(102,962)
Accumulated net realized gains (losses) on investments	(15,672,509)
Net unrealized appreciation (depreciation) on investments	(317,162)

Net Assets	$9,476,399

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	812,822

Net Asset Value (offering and redemption price per share)	$11.66

Statement of Operations (unaudited) :: For the six months ended June 30, 2010

Investment Income:
Interest	$4,801

Expenses:
Advisory fees	48,109
Management services fees	6,414
Administration fees	2,580
Transfer agency fees	3,724
Administrative services fees	21,912
Distribution fees	16,036
Custody fees	1,214
Fund accounting fees	4,997
Trustee fees	83
Compliance services fees	56
Other fees	7,655

Total Gross Expenses before reductions	112,780
Less Expenses reduced by the Advisor	(5,017)

Total Net Expenses	107,763

Net Investment Income (Loss)	(102,962)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on futures contracts	(736,554)
Change in net unrealized appreciation/depreciation on investments	(1,058,015)

Net Realized and Unrealized Gains (Losses) on Investments	(1,794,569)

Change in Net Assets Resulting from Operations	$(1,897,531)

See accompanying notes to the financial statements.

64 :: ProFund VP Japan :: Financial Statements

Statements of Changes in Net Assets

	For the
	six months ended	For the
	June 30, 2010	Year ended
	(unaudited)	December 31, 2009

From Investment Activities:
Operations:
Net investment income (loss)	$(102,962)	$(164,780)
Net realized gains (losses) on investments	(736,554)	190,104
Change in net unrealized appreciation/depreciation on investments	(1,058,015)	285,682

Change in net assets resulting from operations	(1,897,531)	311,006

Distributions to Shareholders From:
Net investment income	—	(65,646)

Change in net assets resulting from distributions	—	(65,646)

Capital Transactions:
Proceeds from shares issued	17,357,532	49,740,556
Dividends reinvested	—	65,646
Value of shares redeemed	(20,479,209)	(46,948,867)

Change in net assets resulting from capital transactions	(3,121,677)	2,857,335

Change in net assets	(5,019,208)	3,102,695
Net Assets:
Beginning of period	14,495,607	11,392,912

End of period	$9,476,399	$14,495,607

Accumulated net investment income (loss)	$(102,962)	$—

Share Transactions:
Issued	1,278,155	3,928,525
Reinvested	—	4,859
Redeemed	(1,529,639)	(3,786,935)

Change in shares	(251,484)	146,449

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Japan :: 65

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the
	six months ended	For the	For the	For the	For the	For the
	June 30, 2010	Year ended	year ended	year ended	year ended	Year ended
	(unaudited)	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$13.62	$12.41	$24.18	$28.59	$39.15	$27.62

Investment Activities:
Net investment income (loss)(a)	(0.11)	(0.20)	0.09	0.98	1.10	0.49
Net realized and unrealized gains (losses) on investments	(1.85)	1.48	(9.30)	(3.76)	1.77	11.04

Total income (loss) from investment activities	(1.96)	1.28	(9.21)	(2.78)	2.87	11.53

Distributions to Shareholders From:
Net investment income	—	(0.07)	(2.56)	(1.63)	(0.44)	—
Net realized gains on investments	—	—	—	—	(12.99)	—

Total distributions	—	(0.07)	(2.56)	(1.63)	(13.43)	—

Net Asset Value, End of Period	$11.66	$13.62	$12.41	$24.18	$28.59	$39.15

Total Return	(14.39)% (b)	10.33%	(40.84)%	(9.99)%	10.86%	41.78%

Ratios to Average Net Assets:
Gross expenses(c)	1.76%	1.80%	1.72%	1.68%	1.73%	1.83%
Net expenses(c)	1.68%	1.67%	1.63%	1.63%	1.70%	1.83%
Net investment income (loss)(c)	(1.61)%	(1.59)%	0.46%	3.44%	3.06%	1.52%

Supplemental Data:
Net assets, end of period (000’s)	$9,476	$14,496	$11,393	$25,102	$68,027	$129,155
Portfolio turnover rate(d)	—	—	—	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

66 :: ProFund VP UltraSmall-Cap :: Financial Statements

Investment Objective:   The ProFund VP UltraSmall-Cap seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Russell 2000 Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2010

Market Exposure
Investment Type	% of Net Assets

Equity Securities	14%
Futures Contracts	12%
Swap Agreements	174%

Total Exposure	200%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Piedmont Natural Gas Co., Inc.	NM
ProAssurance Corp.	NM
Northwest Natural Gas Co.	NM
Montpelier Re Holdings, Ltd.	NM
Alterra Capital Holdings, Ltd.	NM

NM Not meaningful, amount is less than 0.05%.

Russell 2000 Index - Composition
% of Index

Consumer Non-Cyclical	21%
Financial	21%
Industrial	15%
Consumer Cyclical	14%
Technology	10%
Communications	8%
Basic Materials	4%
Energy	4%
Utilities	3%

Schedule of Portfolio Investments (unaudited)

Common Stocks (13.7%)
	Shares	Value

3D Systems Corp.* (Computers)	85	$1,067
99 Cents Only Stores* (Retail)	119	1,761
A.M. Castle & Co.* (Metal Fabricate/Hardware)	85	1,181
AAR Corp.* (Aerospace/Defense)	136	2,277
Abaxis, Inc.* (Healthcare-Products)	102	2,186
ABIOMED, Inc.* (Healthcare-Products)	170	1,646
ABM Industries, Inc. (Commercial Services)	153	3,205
Acacia Research Corp.* (Media)	102	1,451
Accelrys, Inc.* (Software)	170	1,097
Acco Brands Corp.* (Household Products/Wares)	255	1,272
Accuray, Inc.* (Healthcare-Products)	187	1,240
Aceto Corp. (Chemicals)	187	1,072
ACI Worldwide, Inc.* (Software)	136	2,648
Acme Packet, Inc.* (Telecommunications)	119	3,199
Acorda Therapeutics, Inc.* (Biotechnology)	119	3,702
Actuant Corp.—Class A (Miscellaneous Manufacturing)	238	4,482
Acuity Brands, Inc. (Miscellaneous Manufacturing)	102	3,711
Acxiom Corp.* (Software)	221	3,246
ADC Telecommunications, Inc.* (Telecommunications)	323	2,393
Administaff, Inc. (Commercial Services)	68	1,643
ADTRAN, Inc. (Telecommunications)	170	4,636
Advance America Cash Advance Centers, Inc. (Commercial Services)	204	843
Advanced Analogic Technologies, Inc.* (Semiconductors)	425	1,356
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	119	1,463
Advent Software, Inc.* (Software)	68	3,193
Advisory Board Co.* (Commercial Services)	51	2,191
AFC Enterprises, Inc.* (Retail)	153	1,392
Affymetrix, Inc.* (Biotechnology)	238	1,404
Air Methods Corp.* (Healthcare-Services)	51	1,517
Aircastle, Ltd. (Trucking & Leasing)	204	1,601
AirTran Holdings, Inc.* (Airlines)	527	2,556
Alaska Air Group, Inc.* (Airlines)	85	3,821
Alaska Communications Systems Group, Inc. (Telecommunications)	221	1,876
Albany International Corp.—Class A (Machinery-Diversified)	85	1,376
Align Technology, Inc.* (Healthcare-Products)	187	2,781
Alkermes, Inc.* (Pharmaceuticals)	289	3,598
ALLETE, Inc. (Electric)	136	4,657
Alliance One International, Inc.* (Agriculture)	510	1,816
Allied Nevada Gold Corp.* (Mining)	170	3,346
Allos Therapeutics, Inc.* (Pharmaceuticals)	306	1,876
Almost Family, Inc.* (Healthcare-Services)	51	1,781
Alnylam Pharmaceuticals, Inc.* (Pharmaceuticals)	170	2,553
Alphatec Holdings, Inc.* (Healthcare-Products)	204	947
Alterra Capital Holdings, Ltd. (Insurance)	340	6,385
AMAG Pharmaceuticals, Inc.* (Biotechnology)	68	2,336
Ambassadors Group, Inc. (Leisure Time)	102	1,152
AMERCO* (Trucking & Leasing)	34	1,872
American Axle & Manufacturing Holdings, Inc.* (Auto Parts & Equipment)	221	1,620
American Campus Communities, Inc. (REIT)	153	4,175
American Capital Agency Corp. (REIT)	102	2,695
American Capital, Ltd.* (Investment Companies)	748	3,605
American Equity Investment Life Holding Co. (Insurance)	204	2,105
American Greetings Corp.—Class A (Household Products/Wares)	119	2,232
American Italian Pasta Co.—Class A* (Food)	68	3,595
American Medical Systems Holdings, Inc.* (Healthcare-Products)	204	4,512
American Public Education, Inc.* (Commercial Services)	51	2,229
American Reprographics Co.* (Software)	221	1,929
American States Water Co. (Water)	102	3,380
American Vanguard Corp. (Chemicals)	153	1,213
Amerigon, Inc.* (Auto Parts & Equipment)	187	1,380
AMERIGROUP Corp.* (Healthcare-Services)	136	4,417
Ameris Bancorp (Banks)	153	1,478
Ameron International Corp. (Miscellaneous Manufacturing)	34	2,051
Amkor Technology, Inc.* (Semiconductors)	408	2,248
AMN Healthcare Services, Inc.* (Commercial Services)	204	1,526
AmSurg Corp.* (Healthcare-Services)	119	2,121
AmTrust Financial Services, Inc. (Insurance)	204	2,456

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 67

Common Stocks, continued
	Shares	Value

ANADIGICS, Inc.* (Semiconductors)	306	$1,334
Analogic Corp. (Electronics)	51	2,321
Anixter International, Inc.* (Telecommunications)	85	3,621
AnnTaylor Stores Corp.* (Retail)	170	2,766
Apogee Enterprises, Inc. (Building Materials)	102	1,105
Apollo Investment Corp. (Investment Companies)	527	4,917
Applied Industrial Technologies, Inc. (Machinery-Diversified)	119	3,013
Applied Micro Circuits Corp.* (Semiconductors)	221	2,316
Applied Signal Technology, Inc. (Telecommunications)	119	2,338
Arbitron, Inc. (Commercial Services)	85	2,179
Arch Chemicals, Inc. (Chemicals)	85	2,613
ArcSight, Inc.* (Telecommunications)	68	1,523
Ardea Biosciences, Inc.* (Pharmaceuticals)	51	1,049
Arena Resources, Inc.* (Oil & Gas)	119	3,796
Argo Group International Holdings, Ltd. (Insurance)	119	3,640
Ariba, Inc.* (Internet)	272	4,333
Arkansas Best Corp. (Transportation)	85	1,764
ArQule, Inc.* (Biotechnology)	187	804
Array BioPharma, Inc.* (Pharmaceuticals)	323	985
Arris Group, Inc.* (Telecommunications)	357	3,638
Arrow Financial Corp. (Banks)	51	1,178
Art Technology Group, Inc.* (Internet)	561	1,919
Artio Global Investors, Inc. (Diversified Financial Services)	102	1,605
Aruba Networks, Inc.* (Telecommunications)	221	3,147
ArvinMeritor, Inc.* (Auto Parts & Equipment)	238	3,118
Ascent Media Corp.—Class A* (Entertainment)	68	1,718
Ashford Hospitality Trust* (REIT)	153	1,121
Assisted Living Concepts, Inc.—Class A* (Healthcare-Services)	68	2,012
Associated Estates Realty Corp. (REIT)	187	2,422
Astec Industries, Inc.* (Machinery-Construction & Mining)	68	1,886
Astoria Financial Corp. (Savings & Loans)	272	3,743
Astronics Corp.* (Aerospace/Defense)	51	834
Atlantic Tele-Network, Inc. (Environmental Control)	34	1,404
Atlas Air Worldwide Holdings, Inc.* (Transportation)	85	4,037
ATMI, Inc.* (Semiconductors)	187	2,738
Auxilium Pharmaceuticals, Inc.* (Healthcare-Products)	119	2,796
Aviat Networks, Inc.* (Telecommunications)	289	1,049
Avid Technology, Inc.* (Software)	170	2,164
Avis Budget Group, Inc.* (Commercial Services)	306	3,005
AZZ, Inc. (Miscellaneous Manufacturing)	68	2,500
B&G Foods, Inc.—Class A (Food)	289	3,115
Baldor Electric Co. (Hand/Machine Tools)	136	4,907
Banco Latinoamericano de Comercio Exterior, S.A.—Class E (Banks)	187	2,336
Bank Mutual Corp. (Banks)	204	1,159
Bank of the Ozarks, Inc. (Banks)	85	3,015
Barnes Group, Inc. (Miscellaneous Manufacturing)	204	3,344
Basic Energy Services, Inc.* (Oil & Gas Services)	136	1,047
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	119	2,144
Belden, Inc. (Electrical Components & Equipment)	170	3,740
Belo Corp.—Class A* (Media)	357	2,031
Benchmark Electronics, Inc.* (Electronics)	204	3,233
Berkshire Hills Bancorp, Inc. (Savings & Loans)	51	993
Berry Petroleum Co.—Class A (Oil & Gas)	170	4,372
BGC Partners, Inc.—Class A (Diversified Financial Services)	255	1,303
Big 5 Sporting Goods Corp. (Retail)	136	1,787
Bill Barrett Corp.* (Oil & Gas)	153	4,708
BioMed Realty Trust, Inc. (REIT)	340	5,471
BJ’s Restaurants, Inc.* (Retail)	85	2,006
Black Box Corp. (Telecommunications)	85	2,371
Black Hills Corp. (Electric)	119	3,388
Blackbaud, Inc. (Software)	136	2,961
Blackboard, Inc.* (Software)	102	3,808
BlackRock Kelso Capital Corp. (Investment Companies)	221	2,181
Blount International, Inc.* (Machinery-Diversified)	204	2,095
Blue Coat Systems, Inc.* (Internet)	119	2,431
Bob Evans Farms, Inc. (Retail)	136	3,348
Boise, Inc.* (Forest Products & Paper)	306	1,680
Boston Private Financial Holdings, Inc. (Banks)	238	1,530
Brady Corp.—Class A (Electronics)	136	3,389
Bridgepoint Education, Inc.* (Commercial Services)	68	1,075
Briggs & Stratton Corp. (Machinery-Diversified)	153	2,604
Brigham Exploration Co.* (Oil & Gas)	340	5,229
Brightpoint, Inc.* (Distribution/Wholesale)	255	1,785
Bristow Group, Inc.* (Transportation)	102	2,999
Brown Shoe Co., Inc. (Retail)	153	2,323
Bruker Corp.* (Healthcare-Products)	187	2,274
Brunswick Corp. (Leisure Time)	238	2,958
Brush Engineered Materials, Inc.* (Mining)	85	1,698
Buckeye Technologies, Inc.* (Forest Products & Paper)	153	1,522
Buffalo Wild Wings, Inc.* (Retail)	51	1,866
Cabot Microelectronics Corp.* (Chemicals)	68	2,352
CACI International, Inc.—Class A* (Computers)	85	3,611
Cal Dive International, Inc.* (Oil & Gas Services)	340	1,989
Calamos Asset Management, Inc. (Diversified Financial Services)	136	1,262
Calgon Carbon Corp.* (Environmental Control)	170	2,251
California Pizza Kitchen, Inc.* (Retail)	102	1,545
California Water Service Group (Water)	119	4,248
Callaway Golf Co. (Leisure Time)	238	1,438
Cantel Medical Corp. (Healthcare-Products)	102	1,703
Capella Education Co.* (Commercial Services)	51	4,149
Capital Lease Funding, Inc. (REIT)	306	1,411
CARBO Ceramics, Inc. (Oil & Gas Services)	51	3,682
Cardinal Financial Corp. (Banks)	187	1,728
CardioNet, Inc.* (Healthcare-Products)	170	932
Cardtronics, Inc.* (Commercial Services)	85	1,102
Carrizo Oil & Gas, Inc.* (Oil & Gas)	136	2,112
Carter’s, Inc.* (Apparel)	170	4,462
Cascade Corp. (Machinery-Diversified)	34	1,211
Casey’s General Stores, Inc. (Retail)	136	4,746
Cash America International, Inc. (Retail)	68	2,330
Cass Information Systems, Inc. (Banks)	34	1,165
Cathay Bancorp, Inc. (Banks)	255	2,634
Cavium Networks, Inc.* (Semiconductors)	153	4,007
Cbeyond, Inc.* (Telecommunications)	119	1,488
CBL & Associates Properties, Inc. (REIT)	391	4,864
CDI Corp. (Commercial Services)	119	1,848
Celadon Group, Inc.* (Transportation)	153	2,163
Celera Corp.* (Biotechnology)	357	2,338
Centene Corp.* (Healthcare-Services)	136	2,924
Centerstate Banks, Inc. (Banks)	136	1,372
Central Garden & Pet Co.—Class A* (Household Products/Wares)	272	2,440
Century Aluminum Co.* (Mining)	272	2,402
Cenveo, Inc.* (Commercial Services)	221	1,213
Cepheid, Inc.* (Healthcare-Products)	204	3,268
Ceradyne, Inc.* (Miscellaneous Manufacturing)	102	2,180
CH Energy Group, Inc. (Electric)	68	2,668
Charming Shoppes, Inc.* (Retail)	391	1,466
Chart Industries, Inc.* (Machinery-Diversified)	85	1,324
Checkpoint Systems, Inc.* (Electronics)	102	1,771
Cheesecake Factory, Inc.* (Retail)	170	3,784
Chemed Corp. (Commercial Services)	85	4,644
Chemical Financial Corp. (Banks)	136	2,962

See accompanying notes to the financial statements.

68 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks continued
	Shares	Value

Chindex International, Inc.* (Distribution/Wholesale)	102	$1,278
Chiquita Brands International, Inc.* (Food)	170	2,065
Christopher & Banks Corp. (Retail)	221	1,368
Churchill Downs, Inc. (Entertainment)	68	2,230
Cincinnati Bell, Inc.* (Telecommunications)	748	2,251
Cirrus Logic, Inc.* (Semiconductors)	170	2,688
CKE Restaurants, Inc. (Retail)	119	1,491
CKX, Inc.* (Media)	204	1,018
Clarcor, Inc. (Miscellaneous Manufacturing)	136	4,831
Clayton Williams Energy, Inc.* (Oil & Gas)	51	2,148
Clean Harbors, Inc.* (Environmental Control)	51	3,387
Clearwater Paper Corp.* (Forest Products & Paper)	34	1,862
Cloud Peak Energy, Inc.* (Coal)	204	2,705
CNO Financial Group, Inc.* (Insurance)	663	3,282
Coeur d’Alene Mines Corp.* (Mining)	238	3,756
Cogdell Spencer, Inc. (REIT)	238	1,609
Cogent Communications Group, Inc.* (Internet)	306	2,319
Cogent, Inc.* (Electronics)	238	2,144
Cognex Corp. (Machinery-Diversified)	170	2,989
Coherent, Inc.* (Electronics)	51	1,749
Coinstar, Inc.* (Commercial Services)	51	2,191
Collective Brands, Inc.* (Retail)	204	3,223
Colonial Properties Trust (REIT)	238	3,458
Colony Financial, Inc. (REIT)	136	2,298
Columbia Banking System, Inc. (Banks)	136	2,483
Columbus McKinnon Corp. NY* (Machinery- Diversified)	136	1,900
Community Bank System, Inc. (Banks)	187	4,120
Community Trust Bancorp, Inc. (Banks)	51	1,280
Commvault Systems, Inc.* (Software)	153	3,442
Compass Diversified Holdings (Holding Companies-Diversified)	187	2,508
Compellent Technologies, Inc.* (Computers)	102	1,236
Complete Production Services, Inc.* (Oil & Gas Services)	255	3,646
Computer Programs & Systems, Inc. (Software)	34	1,391
comScore, Inc.* (Internet)	102	1,680
Comtech Telecommunications Corp.* (Telecommunications)	85	2,544
Conceptus, Inc.* (Healthcare-Products)	119	1,854
Concur Technologies, Inc.* (Software)	119	5,079
CONMED Corp.* (Healthcare-Products)	119	2,217
Consolidated Graphics, Inc.* (Commercial Services)	34	1,470
Contango Oil & Gas Co.* (Oil & Gas)	34	1,522
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	187	3,646
Core-Mark Holding Co., Inc.* (Distribution/Wholesale)	85	2,329
Cornell Companies, Inc.* (Commercial Services)	51	1,370
CoStar Group, Inc.* (Commercial Services)	68	2,638
Cousins Properties, Inc. (REIT)	1	7
CRA International, Inc.* (Commercial Services)	85	1,601
Cracker Barrel Old Country Store, Inc. (Retail)	51	2,375
CreXus Investment Corp. (REIT)	153	1,902
Crocs, Inc.* (Apparel)	255	2,698
Cross Country Healthcare, Inc.* (Commercial Services)	136	1,223
Crosstex Energy, Inc.* (Oil & Gas)	221	1,417
CryoLife, Inc.* (Biotechnology)	221	1,191
CSG Systems International, Inc.* (Software)	170	3,116
Cubic Corp. (Electronics)	68	2,474
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	255	5,253
Curtiss-Wright Corp. (Aerospace/Defense)	136	3,949
CVR Energy, Inc.* (Oil & Gas)	204	1,534
Cyberonics, Inc.* (Healthcare-Products)	102	2,415
CyberSource Corp.* (Internet)	170	4,340
Cymer, Inc.* (Electronics)	136	4,085
Daktronics, Inc. (Electronics)	204	1,530
Dana Holding Corp.* (Auto Parts & Equipment)	459	4,590
Danvers Bancorp, Inc. (Savings & Loans)	119	1,720
Darling International, Inc.* (Environmental Control)	391	2,936
DCT Industrial Trust, Inc. (REIT)	765	3,458
DealerTrack Holdings, Inc.* (Internet)	119	1,958
Deckers Outdoor Corp.* (Apparel)	34	4,858
Delphi Financial Group, Inc.—Class A (Insurance)	153	3,735
Deltic Timber Corp. (Forest Products & Paper)	51	2,132
Deluxe Corp. (Commercial Services)	136	2,550
Denny’s Corp.* (Retail)	476	1,238
Dexcom, Inc.* (Healthcare-Products)	204	2,358
DG Fastchannel, Inc.* (Media)	68	2,215
DHT Maritime, Inc. (Transportation)	255	982
Diamond Foods, Inc. (Food)	68	2,795
Diamond Management & Technology Consultants, Inc. (Commercial Services)	153	1,577
DiamondRock Hospitality Co. (REIT)	442	3,633
Digi International, Inc.* (Software)	136	1,125
Digital River, Inc.* (Internet)	136	3,252
DigitalGlobe, Inc.* (Telecommunications)	85	2,235
Dillards, Inc.—Class A (Retail)	136	2,924
Dime Community Bancshares, Inc. (Savings & Loans)	153	1,886
DineEquity, Inc.* (Retail)	34	949
Dionex Corp.* (Electronics)	51	3,797
DivX, Inc.* (Software)	119	912
Dollar Financial Corp.* (Commercial Services)	102	2,019
Dollar Thrifty Automotive Group, Inc.* (Commercial Services)	85	3,622
Domino’s Pizza, Inc.* (Retail)	170	1,921
Dress Barn, Inc.* (Retail)	187	4,452
Drill-Quip, Inc.* (Oil & Gas Services)	102	4,490
drugstore.com, Inc.* (Internet)	425	1,309
DSW, Inc.—Class A* (Retail)	51	1,145
DTS, Inc.* (Home Furnishings)	51	1,676
Duff & Phelps Corp.—Class A (Diversified Financial Services)	153	1,932
DuPont Fabros Technology, Inc. (REIT)	119	2,923
Durect Corp.* (Pharmaceuticals)	357	868
Dyax Corp.* (Pharmaceuticals)	612	1,389
Dycom Industries, Inc.* (Engineering & Construction)	204	1,744
E.W. Scripps Co.* (Media)	170	1,267
EarthLink, Inc. (Internet)	442	3,518
Eastman Kodak Co.* (Miscellaneous Manufacturing)	646	2,804
Eclipsys Corp.* (Software)	153	2,730
Education Realty Trust, Inc. (REIT)	357	2,153
Electro Rent Corp. (Commercial Services)	85	1,087
Electro Scientific Industries, Inc.* (Electronics)	136	1,817
Employers Holdings, Inc. (Insurance)	187	2,755
EMS Technologies, Inc.* (Telecommunications)	119	1,787
Emulex Corp.* (Semiconductors)	255	2,341
Encore Capital Group, Inc.* (Diversified Financial Services)	68	1,401
Encore Wire Corp. (Electrical Components & Equipment)	119	2,165
EnerSys* (Electrical Components & Equipment)	136	2,906
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	102	2,871
Entegris, Inc.* (Semiconductors)	374	1,485
Entertainment Properties Trust (REIT)	119	4,530
Entropic Communications, Inc.* (Semiconductors)	187	1,186
Enzo Biochem, Inc.* (Biotechnology)	221	899
Epoch Holding Corp. (Diversified Financial Services)	68	834
Equity Lifestyle Properties, Inc. (REIT)	85	4,100
Equity One, Inc. (REIT)	221	3,448
eResearchTechnology, Inc.* (Internet)	221	1,741

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 69

Common Stocks, continued
	Shares	Value

ESCO Technologies, Inc. (Miscellaneous Manufacturing)	85	$2,189
Esterline Technologies Corp.* (Aerospace/Defense)	68	3,227
Ethan Allen Interiors, Inc. (Home Furnishings)	68	951
Euronet Worldwide, Inc.* (Commercial Services)	170	2,174
ev3, Inc.* (Healthcare-Products)	204	4,572
Evercore Partners, Inc.—Class A (Diversified Financial Services)	68	1,588
Exelixis, Inc.* (Biotechnology)	391	1,357
Extra Space Storage, Inc. (REIT)	221	3,072
EZCORP, Inc.—Class A* (Retail)	153	2,838
F.N.B. Corp. (Banks)	476	3,822
Fair Isaac Corp. (Software)	136	2,963
FARO Technologies, Inc.* (Electronics)	85	1,590
FBR Capital Markets Corp.* (Diversified Financial Services)	289	962
Federal Signal Corp. (Miscellaneous Manufacturing)	255	1,540
FEI Co.* (Electronics)	153	3,016
FelCor Lodging Trust, Inc.* (REIT)	221	1,103
Ferro Corp.* (Chemicals)	289	2,130
First Cash Financial Services, Inc.* (Retail)	136	2,965
First Commonwealth Financial Corp. (Banks)	374	1,963
First Community Bancshares, Inc. (Banks)	68	999
First Financial Bancorp (Banks)	204	3,050
First Financial Corp. (Banks)	51	1,316
First Merchants Corp. (Banks)	136	1,153
First Midwest Bancorp, Inc. (Banks)	255	3,101
First Potomac Realty Trust (REIT)	187	2,687
FirstMerit Corp. (Banks)	323	5,533
Flow International Corp.* (Machinery-Diversified)	238	562
Flushing Financial Corp. (Savings & Loans)	153	1,871
Force Protection, Inc.* (Auto Manufacturers)	323	1,324
Forestar Group, Inc.* (Real Estate)	153	2,748
FormFactor, Inc.* (Semiconductors)	170	1,836
Forward Air Corp. (Transportation)	119	3,243
FPIC Insurance Group, Inc.* (Insurance)	51	1,308
Franklin Electric Co., Inc. (Hand/Machine Tools)	85	2,450
Franklin Street Properties Corp. (REIT)	238	2,811
Fred’s, Inc. (Retail)	204	2,256
Fuller (H.B.) Co. (Chemicals)	187	3,551
FX Energy, Inc.* (Oil & Gas)	170	615
G & K Services, Inc. (Textiles)	119	2,457
G-III Apparel Group, Ltd.* (Apparel)	51	1,167
GAMCO Investors, Inc.—Class A (Diversified Financial Services)	51	1,897
Gaylord Entertainment Co.* (Lodging)	102	2,253
GenCorp, Inc.* (Aerospace/Defense)	255	1,117
General Communication, Inc.—Class A* (Telecommunications)	255	1,935
Genesco, Inc.* (Retail)	68	1,789
Genesee & Wyoming, Inc.—Class A* (Transportation)	85	3,171
Gentiva Health Services, Inc.* (Healthcare-Services)	68	1,837
GeoEye, Inc.* (Telecommunications)	68	2,118
GFI Group, Inc. (Diversified Financial Services)	238	1,328
Gibraltar Industries, Inc.* (Iron/Steel)	119	1,202
Glacier Bancorp, Inc. (Banks)	272	3,990
Gladstone Capital Corp. (Investment Companies)	119	1,286
Glatfelter (Forest Products & Paper)	187	2,029
Glimcher Realty Trust (REIT)	238	1,423
Global Cash Access Holdings, Inc.* (Commercial Services)	272	1,961
Global Industries, Ltd.* (Oil & Gas Services)	459	2,061
Golar LNG, Ltd. (Transportation)	187	1,846
GrafTech International, Ltd.* (Electrical Components & Equipment)	323	4,722
Grand Canyon Education, Inc.* (Commercial Services)	85	1,992
Granite Construction, Inc. (Engineering & Construction)	85	2,004
Graphic Packaging Holding Co.* (Packaging & Containers)	476	1,499
Great Lakes Dredge & Dock Co. (Commercial Services)	187	1,122
Green Plains Renewable Energy, Inc.* (Energy-Alternate Sources)	85	869
Greenlight Capital Re, Ltd.—Class A* (Insurance)	136	3,426
Griffon Corp.* (Miscellaneous Manufacturing)	153	1,692
Group 1 Automotive, Inc.* (Retail)	85	2,000
GSI Commerce, Inc.* (Internet)	153	4,406
GulfMark Offshore, Inc.—Class A* (Transportation)	68	1,782
Gulfport Energy Corp.* (Oil & Gas)	102	1,210
Haemonetics Corp.* (Healthcare-Products)	68	3,639
Halozyme Therapeutics, Inc.* (Biotechnology)	272	1,915
Harmonic, Inc.* (Telecommunications)	374	2,035
Harte-Hanks, Inc. (Advertising)	187	1,954
Hatteras Financial Corp. (REIT)	68	1,892
Hawaiian Holdings, Inc.* (Airlines)	204	1,055
Hawk Corp.—Class A* (Metal Fabricate/Hardware)	34	865
Haynes International, Inc. (Metal Fabricate/Hardware)	68	2,096
Headwaters, Inc.* (Energy-Alternate Sources)	442	1,255
Healthcare Realty Trust, Inc. (REIT)	238	5,229
Healthcare Services Group, Inc. (Commercial Services)	221	4,188
HEALTHSOUTH Corp.* (Healthcare-Services)	238	4,453
HealthSpring, Inc.* (Healthcare-Services)	204	3,164
Healthways, Inc.* (Healthcare-Services)	153	1,824
Heartland Express, Inc. (Transportation)	187	2,715
Heartland Payment Systems, Inc. (Commercial Services)	119	1,766
HeartWare International, Inc.* (Healthcare-Products)	17	1,191
Heckmann Corp.* (Beverages)	340	1,578
Hecla Mining Co.* (Mining)	595	3,106
Heidrick & Struggles International, Inc. (Commercial Services)	85	1,940
Helen of Troy, Ltd.* (Household Products/Wares)	85	1,875
Hercules Offshore, Inc.* (Oil & Gas Services)	476	1,157
Hercules Technology Growth Capital, Inc. (Investment Companies)	238	2,192
Herman Miller, Inc. (Office Furnishings)	153	2,887
Hersha Hospitality Trust (REIT)	408	1,844
Hexcel Corp.* (Aerospace/Defense Equipment)	272	4,219
Hi-Tech Pharmacal Co., Inc.* (Pharmaceuticals)	51	1,168
Hibbett Sports, Inc.* (Retail)	170	4,073
Highwoods Properties, Inc. (REIT)	170	4,719
Hittite Microwave Corp.* (Semiconductors)	51	2,282
HMS Holdings Corp.* (Commercial Services)	51	2,765
HNI Corp. (Office Furnishings)	136	3,752
Home Bancshares, Inc. (Banks)	102	2,327
Home Federal Bancorp, Inc. (Savings & Loans)	85	1,074
Home Properties, Inc. (REIT)	136	6,130
Horizon Lines, Inc.—Class A (Transportation)	238	1,007
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	85	1,241
Horsehead Holding Corp.* (Mining)	255	1,928
Hot Topic, Inc. (Retail)	187	950
HSN, Inc.* (Retail)	136	3,264
Hub Group, Inc.—Class A* (Transportation)	119	3,571
Huron Consulting Group, Inc.* (Commercial Services)	102	1,980
IBERIABANK Corp. (Banks)	68	3,501
Iconix Brand Group, Inc.* (Apparel)	221	3,176
ICU Medical, Inc.* (Healthcare-Products)	85	2,734
IDACORP, Inc. (Electric)	153	5,090
Idenix Pharmaceuticals, Inc.* (Pharmaceuticals)	170	850

See accompanying notes to the financial statements.

70 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued
	Shares	Value

II-VI, Inc.* (Electronics)	102	$3,022
Imation Corp.* (Computers)	204	1,875
Immersion Corp.* (Computers)	136	688
Immucor, Inc.* (Healthcare-Products)	187	3,562
ImmunoGen, Inc.* (Biotechnology)	255	2,364
Impax Laboratories, Inc.* (Pharmaceuticals)	187	3,564
Incyte, Corp.* (Biotechnology)	289	3,199
Independent Bank Corp./MA (Banks)	102	2,517
Infinera Corp.* (Telecommunications)	306	1,968
Inland Real Estate Corp. (REIT)	408	3,231
Innophos Holdings, Inc. (Chemicals)	85	2,217
Insight Enterprises, Inc.* (Retail)	238	3,132
Insituform Technologies, Inc.—Class A* (Engineering & Construction)	119	2,437
Inspire Pharmaceuticals, Inc.* (Pharmaceuticals)	221	1,103
Insteel Industries, Inc. (Miscellaneous Manufacturing)	119	1,383
Insulet Corp.* (Healthcare-Products)	170	2,558
Integral Systems, Inc.* (Computers)	136	864
Interactive Intelligence, Inc.* (Software)	102	1,676
InterDigital, Inc.* (Telecommunications)	153	3,778
Interface, Inc.—Class A (Office Furnishings)	153	1,643
Intermec, Inc.* (Machinery-Diversified)	187	1,917
InterMune, Inc.* (Biotechnology)	119	1,113
Internap Network Services Corp.* (Internet)	306	1,276
International Bancshares Corp. (Banks)	187	3,121
International Coal Group, Inc.* (Coal)	612	2,356
Internet Brands, Inc.—Class A* (Internet)	136	1,405
Internet Capital Group, Inc.* (Internet)	187	1,421
Intevac, Inc.* (Machinery-Diversified)	119	1,270
Invacare Corp. (Healthcare-Products)	119	2,468
inVentiv Health, Inc.* (Advertising)	85	2,176
Invesco Mortgage Capital, Inc. (REIT)	136	2,721
Investors Real Estate Trust (REIT)	476	4,203
ION Geophysical Corp.* (Oil & Gas Services)	442	1,538
IPC The Hospitalist Co.* (Healthcare-Services)	51	1,280
IPG Photonics Corp.* (Telecommunications)	102	1,553
iRobot Corp.* (Machinery-Diversified)	68	1,278
Ironwood Pharmaceuticals, Inc.* (Pharmaceuticals)	85	1,013
Isilon Systems, Inc.* (Computers)	102	1,310
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	306	2,928
Ixia* (Telecommunications)	170	1,460
J & J Snack Foods Corp. (Food)	51	2,147
j2 Global Communications, Inc.* (Internet)	170	3,713
Jack Henry & Associates, Inc. (Computers)	187	4,466
Jack in the Box, Inc.* (Retail)	153	2,976
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	221	3,178
James River Coal Co.* (Coal)	136	2,165
JDA Software Group, Inc.* (Software)	136	2,989
JetBlue Airways Corp.* (Airlines)	663	3,640
Jo-Ann Stores, Inc.* (Retail)	85	3,188
John Bean Technologies Corp. (Miscellaneous Manufacturing)	187	2,852
Jones Apparel Group, Inc. (Apparel)	187	2,964
Jos. A. Bank Clothiers, Inc.* (Retail)	68	3,671
Journal Communications, Inc.—Class A* (Media)	255	1,012
K-Swiss, Inc.—Class A* (Apparel)	85	955
Kadant, Inc.* (Machinery-Diversified)	68	1,185
Kaiser Aluminum Corp. (Mining)	102	3,536
Kaman Corp. (Aerospace/Defense)	68	1,504
Kaydon Corp. (Metal Fabricate/Hardware)	102	3,352
KBW, Inc.* (Diversified Financial Services)	119	2,551
Kelly Services, Inc.—Class A* (Commercial Services)	102	1,517
Kenexa Corp.* (Commercial Services)	102	1,224
Key Energy Services, Inc.* (Oil & Gas Services)	391	3,589
Kilroy Realty Corp. (REIT)	170	5,054
Kindred Healthcare, Inc.* (Healthcare-Services)	136	1,746
Knight Capital Group, Inc.—Class A* (Diversified Financial Services)	272	3,751
Knight Transportation, Inc. (Transportation)	170	3,441
Knightsbridge Tankers, Ltd. (Transportation)	102	1,794
Knoll, Inc. (Office Furnishings)	187	2,485
Knology, Inc.* (Telecommunications)	170	1,858
Kopin Corp.* (Semiconductors)	425	1,441
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	68	1,529
Korn/Ferry International* (Commercial Services)	136	1,890
Krispy Kreme Doughnuts, Inc.* (Retail)	272	917
Kulicke & Soffa Industries, Inc.* (Semiconductors)	238	1,671
KVH Industries, Inc.* (Telecommunications)	85	1,056
L-1 Identity Solutions, Inc.* (Electronics)	272	2,228
La-Z-Boy, Inc.* (Home Furnishings)	153	1,137
LaBranche & Co., Inc.* (Diversified Financial Services)	221	946
Laclede Group, Inc. (Gas)	119	3,942
Ladish Co., Inc.* (Metal Fabricate/Hardware)	68	1,545
Lakeland Financial Corp. (Banks)	68	1,359
Lance, Inc. (Food)	102	1,682
Landauer, Inc. (Commercial Services)	51	3,105
LaSalle Hotel Properties (REIT)	170	3,497
Lattice Semiconductor Corp.* (Semiconductors)	323	1,402
Lawson Software, Inc.* (Software)	425	3,102
Layne Christensen Co.* (Engineering & Construction)	51	1,238
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	867	1,110
Lexington Realty Trust (REIT)	408	2,452
LHC Group, Inc.* (Healthcare-Services)	68	1,887
Life Time Fitness, Inc.* (Leisure Time)	102	3,243
Limelight Networks, Inc.* (Internet)	323	1,418
Lin TV Corp.—Class A* (Media)	204	1,104
Lionbridge Technologies, Inc.* (Internet)	170	777
Liquidity Services, Inc.* (Internet)	136	1,763
Littelfuse, Inc.* (Electrical Components & Equipment)	68	2,149
Live Nation, Inc.* (Commercial Services)	391	4,086
LivePerson, Inc.* (Computers)	204	1,399
Liz Claiborne, Inc.* (Apparel)	408	1,722
LogMeIn, Inc.* (Telecommunications)	34	892
Loral Space & Communications, Inc.* (Telecommunications)	51	2,179
Louisiana-Pacific Corp.* (Forest Products & Paper)	391	2,616
LSB Industries, Inc.* (Miscellaneous Manufacturing)	102	1,358
LTC Properties, Inc. (REIT)	136	3,301
Lufkin Industries, Inc. (Oil & Gas Services)	85	3,314
Lumber Liquidators Holdings, Inc.* (Retail)	68	1,586
Luminex Corp.* (Healthcare-Products)	153	2,482
M/I Schottenstein Homes, Inc.* (Home Builders)	119	1,147
Magellan Health Services, Inc.* (Healthcare-Services)	102	3,705
Maidenform Brands, Inc.* (Apparel)	119	2,423
Manhattan Associates, Inc.* (Computers)	85	2,342
ManTech International Corp.—Class A* (Software)	51	2,171
Marcus Corp. (Lodging)	136	1,287
Martek Biosciences Corp.* (Biotechnology)	102	2,418
Masimo Corp. (Healthcare-Products)	153	3,643
MasTec, Inc.* (Telecommunications)	255	2,397
MB Financial, Inc. (Banks)	187	3,439
McCormick & Schmick’s Seafood Restaurants, Inc.* (Retail)	136	1,015
MCG Capital Corp. (Investment Companies)	459	2,217
McGrath Rentcorp (Commercial Services)	102	2,324
McMoRan Exploration Co.* (Oil & Gas)	255	2,833
Measurement Specialties, Inc.* (Electronics)	68	932
MedAssets, Inc.* (Software)	119	2,747
Mediacom Communications Corp.—Class A* (Media)	153	1,028
Medical Action Industries, Inc.* (Healthcare-Products)	153	1,834

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 71

Common Stocks, continued
	Shares	Value

Medical Properties Trust, Inc. (REIT)	391	$3,691
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	221	4,835
Mentor Graphics Corp.* (Computers)	374	3,310
Mercury Computer Systems, Inc.* (Computers)	119	1,396
Merge Healthcare, Inc.* (Healthcare-Products)	357	1,046
Meridian Bioscience, Inc. (Healthcare-Products)	136	2,312
Merit Medical Systems, Inc.* (Healthcare-Products)	136	2,186
Meritage Homes Corp.* (Home Builders)	119	1,937
Metabolix, Inc.* (Miscellaneous Manufacturing)	68	973
Metalico, Inc.* (Environmental Control)	289	1,150
Methode Electronics, Inc. (Electronics)	102	993
MF Global Holdings, Ltd.* (Diversified Financial Services)	289	1,650
MFA Financial, Inc. (REIT)	680	5,032
MGIC Investment Corp.* (Insurance)	544	3,748
Michael Baker Corp.* (Engineering & Construction)	51	1,780
Micrel, Inc. (Semiconductors)	221	2,250
Microsemi Corp.* (Semiconductors)	323	4,725
MicroStrategy, Inc.—Class A* (Software)	34	2,553
Mid-America Apartment Communities, Inc. (REIT)	68	3,500
Middlesex Water Co. (Water)	153	2,425
Mine Safety Appliances Co. (Environmental Control)	136	3,370
Minerals Technologies, Inc. (Chemicals)	51	2,425
MKS Instruments, Inc.* (Semiconductors)	136	2,546
Mobile Mini, Inc.* (Storage/Warehousing)	119	1,937
Modine Manufacturing Co.* (Auto Parts & Equipment)	153	1,175
Molina Healthcare, Inc.* (Healthcare-Services)	51	1,469
Momenta Pharmaceuticals, Inc.* (Biotechnology)	153	1,876
Monarch Casino & Resort, Inc.* (Lodging)	68	689
Monolithic Power Systems, Inc.* (Semiconductors)	119	2,125
Monro Muffler Brake, Inc. (Commercial Services)	68	2,688
Montpelier Re Holdings, Ltd. (Insurance)	442	6,599
Moog, Inc.—Class A* (Aerospace/Defense)	136	4,383
Move, Inc.* (Internet)	595	1,220
MTS Systems Corp. (Computers)	119	3,451
Mueller Industries, Inc. (Metal Fabricate/Hardware)	153	3,764
Mueller Water Products, Inc.—Class A (Metal Fabricate/Hardware)	408	1,514
Multi-Color Corp. (Commercial Services)	102	1,044
Multimedia Games, Inc.* (Leisure Time)	170	765
MVC Capital, Inc. (Investment Companies)	153	1,977
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	34	1,709
Myers Industries, Inc. (Miscellaneous Manufacturing)	255	2,063
MYR Group, Inc.* (Engineering & Construction)	85	1,419
Nabi Biopharmaceuticals* (Pharmaceuticals)	425	2,312
NACCO Industries, Inc.—Class A (Machinery-Diversified)	17	1,509
Nara Bancorp, Inc.* (Banks)	136	1,146
Nash Finch Co. (Food)	85	2,904
National Beverage Corp. (Beverages)	85	1,044
National CineMedia, Inc. (Entertainment)	119	1,983
National Financial Partners* (Diversified Financial Services)	153	1,495
National Health Investors, Inc. (REIT)	85	3,278
National Penn Bancshares, Inc. (Banks)	476	2,861
Natus Medical, Inc.* (Healthcare-Products)	153	2,492
Navigant Consulting Co.* (Commercial Services)	204	2,118
NBT Bancorp, Inc. (Banks)	136	2,777
NCI Building Systems, Inc.* (Building Materials)	102	854
Nektar Therapeutics* (Biotechnology)	289	3,497
Neogen Corp.* (Pharmaceuticals)	136	3,543
Netezza Corp.* (Computers)	170	2,326
NETGEAR, Inc.* (Telecommunications)	119	2,123
Netlogic Microsystems, Inc.* (Semiconductors)	170	4,624
Neurocrine Biosciences, Inc.* (Pharmaceuticals)	153	857
Neutral Tandem, Inc.* (Telecommunications)	136	1,530
New Jersey Resources Corp. (Gas)	153	5,386
NewAlliance Bancshares, Inc. (Savings & Loans)	323	3,621
NewMarket Corp. (Chemicals)	34	2,969
Newpark Resources, Inc.* (Oil & Gas Services)	272	1,646
Newport Corp.* (Electronics)	153	1,386
NGP Capital Resources Co. (Investment Companies)	102	731
Nicor, Inc. (Gas)	153	6,196
Nolan Co.* (Media)	102	1,134
Nordson Corp. (Machinery-Diversified)	85	4,767
Northern Oil & Gas, Inc.* (Oil & Gas)	170	2,183
Northwest Bancshares, Inc. (Savings & Loans)	374	4,290
Northwest Natural Gas Co. (Gas)	153	6,666
NorthWestern Corp. (Electric)	187	4,899
Novatel Wireless, Inc.* (Telecommunications)	255	1,464
NPS Pharmaceuticals, Inc.* (Biotechnology)	238	1,533
NTELOS Holdings Corp. (Telecommunications)	119	2,047
Nu Skin Enterprises, Inc. (Retail)	136	3,390
Nutraceutical International Corp.* (Pharmaceuticals)	68	1,038
NuVasive, Inc.* (Healthcare-Products)	85	3,014
NxStage Medical, Inc.* (Healthcare-Products)	102	1,514
Obagi Medical Products, Inc.* (Pharmaceuticals)	119	1,407
Ocwen Financial Corp.* (Diversified Financial Services)	238	2,425
Odyssey Healthcare, Inc.* (Healthcare-Services)	85	2,271
OfficeMax, Inc.* (Retail)	238	3,108
Old Dominion Freight Line, Inc.* (Transportation)	85	2,987
Old National Bancorp (Banks)	391	4,051
Olin Corp. (Chemicals)	255	4,613
Olympic Steel, Inc. (Iron/Steel)	68	1,562
OM Group, Inc.* (Chemicals)	119	2,839
OmniVision Technologies, Inc.* (Semiconductors)	153	3,280
Omnova Solutions, Inc.* (Chemicals)	238	1,859
On Assignment, Inc.* (Commercial Services)	153	770
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	204	4,404
Openwave Systems, Inc.* (Internet)	510	1,035
OPNET Technologies, Inc. (Software)	102	1,498
Oppenheimer Holdings, Inc.—Class A (Diversified Financial Services)	68	1,629
OraSure Technologies, Inc.* (Healthcare-Products)	238	1,102
Orbital Sciences Corp.* (Aerospace/Defense)	255	4,021
Orient-Express Hotels, Ltd.—Class A* (Lodging)	272	2,013
Oriental Financial Group, Inc. (Banks)	136	1,722
Orion Marine Group, Inc.* (Engineering & Construction)	136	1,931
Oritani Financial Corp. (Savings & Loans)	255	2,550
OSI Systems, Inc.* (Electronics)	51	1,416
Otter Tail Corp. (Electric)	170	3,286
Owens & Minor, Inc. (Distribution/Wholesale)	170	4,825
Oxford Industries, Inc. (Apparel)	51	1,067
P.F. Chang’s China Bistro, Inc. (Retail)	68	2,696
Pacer International, Inc.* (Transportation)	136	951
Pacific Sunwear of California, Inc.* (Retail)	272	870
PacWest Bancorp (Banks)	170	3,113
PAETEC Holding Corp.* (Telecommunications)	459	1,565
Pain Therapeutics, Inc.* (Pharmaceuticals)	136	756
Palm, Inc.* (Computers)	425	2,418
Palomar Medical Technologies, Inc.* (Healthcare-Products)	119	1,332
Panhandle Oil & Gas, Inc.—Class A (Oil & Gas)	34	899
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	119	3,089
Parametric Technology Corp.* (Software)	323	5,061
PAREXEL International Corp.* (Commercial Services)	187	4,054
Parker Drilling Co.* (Oil & Gas)	527	2,082
Parkway Properties, Inc. (REIT)	136	1,982
Patriot Coal Corp.* (Coal)	238	2,796
PDL BioPharma, Inc. (Biotechnology)	544	3,057

See accompanying notes to the financial statements.

72 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued
	Shares	Value

Pebblebrook Hotel Trust* (REIT)	85	$1,602
Pegasystems, Inc. (Software)	51	1,638
Penn Virginia Corp. (Oil & Gas)	187	3,761
Perficient, Inc.* (Internet)	153	1,363
Pericom Semiconductor Corp.* (Semiconductors)	170	1,632
Petroleum Development* (Oil & Gas)	85	2,178
PetroQuest Energy, Inc.* (Oil & Gas)	272	1,839
Pharmasset, Inc.* (Pharmaceuticals)	85	2,324
PharMerica Corp.* (Pharmaceuticals)	187	2,741
Phase Forward, Inc.* (Software)	102	1,701
PHH Corp.* (Commercial Services)	170	3,237
PHI, Inc.* (Transportation)	85	1,198
Photronics, Inc.* (Semiconductors)	357	1,614
PICO Holdings, Inc.* (Water)	102	3,057
Piedmont Natural Gas Co., Inc. (Gas)	272	6,882
Pier 1 Imports, Inc.* (Retail)	306	1,961
Pinnacle Entertainment, Inc.* (Entertainment)	187	1,769
Pinnacle Financial Partners, Inc.* (Banks)	153	1,966
Pioneer Drilling Co.* (Oil & Gas)	170	964
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	51	1,643
Plantronics, Inc. (Telecommunications)	153	4,376
Platinum Underwriters Holdings, Ltd. (Insurance)	119	4,319
Playboy Enterprises, Inc.—Class B* (Media)	204	857
Plexus Corp.* (Electronics)	119	3,182
PMA Capital Corp.—Class A* (Insurance)	204	1,336
PMFG, Inc.* (Miscellaneous Manufacturing)	34	515
PMI Group, Inc.* (Insurance)	408	1,179
PNM Resources, Inc. (Electric)	357	3,991
Polaris Industries, Inc. (Leisure Time)	85	4,643
PolyOne Corp.* (Chemicals)	221	1,861
Polypore International, Inc.* (Miscellaneous Manufacturing)	68	1,546
Pool Corp. (Distribution/Wholesale)	102	2,236
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	34	2,271
Post Properties, Inc. (REIT)	170	3,864
Potlatch Corp. (Forest Products & Paper)	119	4,252
Power Integrations, Inc. (Semiconductors)	85	2,737
Power-One, Inc.* (Electrical Components & Equipment)	85	574
PowerSecure International, Inc.* (Electrical Components & Equipment)	119	1,082
Premiere Global Services, Inc.* (Telecommunications)	323	2,048
PriceSmart, Inc. (Retail)	102	2,369
PrivateBancorp, Inc. (Banks)	153	1,695
ProAssurance Corp.* (Insurance)	119	6,754
Progenics Pharmaceuticals, Inc.* (Pharmaceuticals)	221	1,211
Prospect Capital Corp. (Investment Companies)	204	1,969
Prosperity Bancshares, Inc. (Banks)	136	4,726
Provident Financial Services, Inc. (Savings & Loans)	272	3,180
Provident New York Bancorp (Savings & Loans)	153	1,354
PS Business Parks, Inc. (REIT)	68	3,793
PSS World Medical, Inc.* (Healthcare-Products)	170	3,595
Psychiatric Solutions, Inc.* (Healthcare-Services)	136	4,450
Quaker Chemical Corp. (Chemicals)	51	1,382
Quanex Building Products Corp. (Building Materials)	102	1,764
Quantum Corp.* (Computers)	1,122	2,109
Quest Software, Inc.* (Software)	187	3,373
Questcor Pharmaceuticals, Inc.* (Pharmaceuticals)	153	1,562
Quidel Corp.* (Healthcare-Products)	136	1,726
Quiksilver, Inc.* (Apparel)	374	1,384
Rackspace Hosting, Inc.* (Internet)	255	4,677
Radian Group, Inc. (Insurance)	357	2,585
Radiant Systems, Inc.* (Computers)	136	1,967
Ramco-Gershenson Properties Trust (REIT)	170	1,717
Raven Industries, Inc. (Miscellaneous Manufacturing)	51	1,719
RBC Bearings, Inc.* (Metal Fabricate/Hardware)	85	2,464
RCN Corp.* (Telecommunications)	119	1,762
RealNetworks, Inc.* (Internet)	340	1,122
Red Robin Gourmet Burgers, Inc.* (Retail)	68	1,167
Redwood Trust, Inc. (REIT)	272	3,982
Regis Corp. (Retail)	221	3,441
RehabCare Group, Inc.* (Healthcare-Services)	85	1,851
Rent-A-Center, Inc.* (Commercial Services)	153	3,100
Res-Care, Inc.* (Healthcare-Services)	119	1,150
Resources Connection, Inc.* (Commercial Services)	170	2,312
Retail Ventures, Inc.* (Retail)	170	1,329
REX American Resources Corp.* (Energy-Alternate Sources)	51	816
Rex Energy Corp.* (Oil & Gas)	136	1,374
RF Micro Devices, Inc.* (Telecommunications)	782	3,058
Rigel Pharmaceuticals, Inc.* (Healthcare-Products)	238	1,714
RightNow Technologies, Inc.* (Software)	85	1,334
Riverbed Technology, Inc.* (Computers)	170	4,695
RLI Corp. (Insurance)	119	6,249
Rock-Tenn Co.—Class A (Forest Products & Paper)	85	4,222
Rockwood Holdings, Inc.* (Chemicals)	136	3,086
Rofin-Sinar Technologies, Inc.* (Electronics)	85	1,770
Rogers Corp.* (Electronics)	85	2,360
Rosetta Resources, Inc.* (Oil & Gas)	170	3,368
RPC, Inc. (Oil & Gas Services)	153	2,088
RSC Holdings, Inc.* (Commercial Services)	306	1,888
RTI Biologics, Inc.* (Healthcare-Products)	340	996
RTI International Metals, Inc.* (Mining)	102	2,459
Ruby Tuesday, Inc.* (Retail)	170	1,445
Ruddick Corp. (Food)	119	3,688
Rue21, Inc.* (Retail)	51	1,547
Rush Enterprises, Inc.* (Retail)	136	1,817
S1 Corp.* (Internet)	493	2,963
Safety Insurance Group, Inc. (Insurance)	85	3,147
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	153	5,972
Sally Beauty Holdings, Inc.* (Retail)	306	2,509
Sanderson Farms, Inc. (Food)	68	3,450
Sandy Spring Bancorp, Inc. (Banks)	102	1,429
Santarus, Inc.* (Pharmaceuticals)	374	928
Sapient Corp. (Internet)	255	2,586
Saul Centers, Inc. (REIT)	51	2,072
Savient Pharmaceuticals, Inc.* (Biotechnology)	255	3,213
SAVVIS, Inc.* (Telecommunications)	119	1,755
SCBT Financial Corp. (Banks)	51	1,796
Scholastic Corp. (Media)	136	3,280
Schulman (A.), Inc. (Chemicals)	136	2,579
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	51	2,573
SeaChange International, Inc.* (Software)	170	1,399
Sealy Corp.* (Home Furnishings)	442	1,180
Seattle Genetics, Inc.* (Biotechnology)	272	3,261
Semtech Corp.* (Semiconductors)	238	3,896
Seneca Foods Corp.—Class A* (Food)	51	1,645
Sensient Technologies Corp. (Chemicals)	153	3,967
Shenandoah Telecommunications Co. (Telecommunications)	51	905
ShoreTel, Inc.* (Telecommunications)	170	789
Shuffle Master, Inc.* (Entertainment)	255	2,043
Shutterfly, Inc.* (Internet)	119	2,851
Signature Bank* (Banks)	136	5,169
Silgan Holdings, Inc. (Packaging & Containers)	85	2,412
Silicon Graphics International Corp.* (Computers)	136	963
Silicon Image, Inc.* (Semiconductors)	289	1,014
Simpson Manufacturing Co., Inc. (Building Materials)	119	2,921
Sinclair Broadcast Group, Inc.—Class A* (Media)	153	892
Sirona Dental Systems, Inc.* (Healthcare-Products)	102	3,554

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 73

Common Stocks, continued
	Shares	Value

SJW Corp. (Water)	34	$797
Skechers U.S.A., Inc.—Class A* (Apparel)	102	3,725
Skyline Corp. (Home Builders)	51	919
SkyWest, Inc. (Airlines)	170	2,077
Smart Balance, Inc.* (Food)	255	1,043
Smith Corp. (Miscellaneous Manufacturing)	68	3,277
Smith Micro Software, Inc.* (Software)	136	1,293
Solarwinds, Inc.* (Software)	102	1,636
Solutia, Inc.* (Chemicals)	340	4,454
Somanetics Corp.* (Healthcare-Products)	51	1,272
Sonic Automotive, Inc.* (Retail)	221	1,892
Sonic Corp.* (Retail)	238	1,844
SONICWALL, Inc.* (Internet)	102	1,199
Sonus Networks, Inc.* (Telecommunications)	527	1,428
Sotheby’s (Commercial Services)	187	4,277
Sourcefire, Inc.* (Internet)	85	1,615
South Jersey Industries, Inc. (Gas)	85	3,652
Southside Bancshares, Inc. (Banks)	68	1,336
Sovran Self Storage, Inc. (REIT)	102	3,512
Spartan Stores, Inc. (Food)	119	1,633
SRA International, Inc.—Class A* (Computers)	170	3,344
Stage Stores, Inc. (Retail)	221	2,360
Standard Microsystems Corp.* (Semiconductors)	102	2,375
Standard Pacific Corp.* (Home Builders)	340	1,132
Standex International Corp. (Miscellaneous Manufacturing)	51	1,293
Stanley, Inc.* (Engineering & Construction)	34	1,271
Starwood Property Trust, Inc. (REIT)	136	2,305
Steelcase, Inc.—Class A (Office Furnishings)	221	1,713
Steiner Leisure, Ltd.* (Commercial Services)	68	2,614
StellarOne Corp. (Banks)	102	1,303
Stepan Co. (Chemicals)	17	1,163
STERIS Corp. (Healthcare-Products)	170	5,284
Sterling Bancshares, Inc. (Banks)	306	1,441
Steven Madden, Ltd.* (Apparel)	68	2,143
Stewart Enterprises, Inc.—Class A (Commercial Services)	442	2,391
Stewart Information Services Corp. (Insurance)	119	1,073
Stifel Financial Corp.* (Diversified Financial Services)	68	2,951
Stillwater Mining Co.* (Mining)	136	1,580
Stone Energy Corp.* (Oil & Gas)	187	2,087
STR Holdings, Inc.* (Miscellaneous Manufacturing)	85	1,598
Strategic Hotels & Resorts, Inc.* (REIT)	391	1,716
SuccessFactors, Inc.* (Commercial Services)	170	3,534
Sunstone Hotel Investors, Inc.* (REIT)	375	3,724
Super Micro Computer, Inc.* (Computers)	68	918
SuperGen, Inc.* (Biotechnology)	357	721
Superior Well Services, Inc.* (Oil & Gas Services)	85	1,421
Support.com, Inc.* (Internet)	289	1,202
Susquehanna Bancshares, Inc. (Banks)	374	3,115
SVB Financial Group* (Banks)	85	3,505
Swift Energy Co.* (Oil & Gas)	119	3,202
Sykes Enterprises, Inc.* (Computers)	170	2,419
Symyx Technologies, Inc.* (Chemicals)	170	852
Syniverse Holdings, Inc.* (Telecommunications)	136	2,781
SYNNEX Corp.* (Software)	119	3,049
Synovis Life Technologies, Inc.* (Healthcare-Products)	68	1,039
Syntel, Inc. (Computers)	68	2,309
Take-Two Interactive Software, Inc.* (Software)	238	2,142
TAL International Group, Inc. (Trucking & Leasing)	68	1,528
Taleo Corp.—Class A* (Software)	119	2,891
Tanger Factory Outlet Centers, Inc. (REIT)	68	2,814
Taser International, Inc.* (Electronics)	221	862
Tecumseh Products Co.—Class A* (Machinery-Diversified)	68	756
Tekelec* (Telecommunications)	136	1,801
TeleCommunication Systems, Inc.—Class A* (Internet)	255	1,056
Teledyne Technologies, Inc.* (Aerospace/Defense)	102	3,935
TeleTech Holdings, Inc.* (Commercial Services)	170	2,191
Tennant Co. (Machinery-Diversified)	51	1,725
Tenneco Automotive, Inc.* (Auto Parts & Equipment)	170	3,580
Terremark Worldwide, Inc.* (Internet)	238	1,859
Tessera Technologies, Inc.* (Semiconductors)	153	2,456
Tetra Tech, Inc.* (Environmental Control)	170	3,334
TETRA Technologies, Inc.* (Oil & Gas Services)	272	2,470
Texas Capital Bancshares, Inc.* (Banks)	187	3,067
Texas Roadhouse, Inc.—Class A* (Retail)	170	2,145
The Andersons, Inc. (Agriculture)	68	2,216
The Bancorp, Inc.* (Banks)	119	932
The Cato Corp.—Class A (Retail)	119	2,620
The Children’s Place Retail Stores, Inc.* (Retail)	68	2,993
The Corporate Executive Board Co. (Commercial Services)	102	2,680
The Ensign Group, Inc. (Healthcare-Services)	119	1,966
The Finish Line, Inc.—Class A (Retail)	119	1,658
The Geo Group, Inc.* (Commercial Services)	119	2,469
The Gorman-Rupp Co. (Machinery-Diversified)	68	1,703
The Greenbrier Cos., Inc.* (Trucking & Leasing)	85	952
The Gymboree Corp.* (Apparel)	85	3,630
The Hain Celestial Group, Inc.* (Food)	153	3,086
The Knot, Inc.* (Internet)	221	1,719
The Medicines Co.* (Pharmaceuticals)	204	1,552
The Men’s Wearhouse, Inc. (Retail)	170	3,121
The Middleby Corp.* (Machinery-Diversified)	34	1,808
The Navigators Group, Inc.* (Insurance)	51	2,098
The Pantry, Inc.* (Retail)	119	1,679
The Pep Boys-Manny, Moe & Jack (Retail)	187	1,657
The Phoenix Cos., Inc.* (Insurance)	476	1,004
The Princeton Review, Inc.* (Commercial Services)	357	828
The Ryland Group, Inc. (Home Builders)	153	2,420
The Talbots, Inc.* (Retail)	204	2,103
The Timberland Co.—Class A* (Apparel)	119	1,922
The Ultimate Software Group, Inc.* (Software)	119	3,910
The Warnaco Group, Inc.* (Apparel)	119	4,301
The Wet Seal, Inc.—Class A* (Retail)	527	1,924
Theravance, Inc.* (Pharmaceuticals)	187	2,351
THQ, Inc.* (Software)	289	1,248
Tibco Software, Inc.* (Internet)	493	5,946
TiVo, Inc.* (Home Furnishings)	289	2,133
TNS, Inc.* (Commercial Services)	102	1,779
TomoTherapy, Inc.* (Healthcare-Products)	306	973
Tompkins Financial Corp. (Banks)	34	1,284
Transcend Services, Inc.* (Commercial Services)	102	1,377
TreeHouse Foods, Inc.* (Food)	102	4,657
TriMas Corp.* (Miscellaneous Manufacturing)	85	961
Triple-S Management Corp.—Class B* (Healthcare-Services)	119	2,207
TriQuint Semiconductor, Inc.* (Semiconductors)	391	2,389
Triumph Group, Inc. (Aerospace/Defense)	34	2,265
True Religion Apparel, Inc.* (Apparel)	85	1,876
TrueBlue, Inc.* (Commercial Services)	170	1,902
TrustCo Bank Corp. NY (Banks)	408	2,285
Trustmark Corp. (Banks)	187	3,893
TTM Technologies, Inc.* (Electronics)	272	2,584
Tutor Perini Corp.* (Engineering & Construction)	119	1,961
Tyler Technologies, Inc.* (Computers)	153	2,375
U-Store-It Trust (REIT)	374	2,790
U.S. Physical Therapy, Inc.* (Healthcare-Services)	102	1,722
UIL Holdings Corp. (Electric)	136	3,404
Ulta Salon, Cosmetics & Fragrance, Inc.* (Retail)	85	2,011

See accompanying notes to the financial statements.

74 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued
	Shares	Value

Ultratech Stepper, Inc.* (Semiconductors)	85	$1,383
UMB Financial Corp. (Banks)	153	5,441
Umpqua Holdings Corp. (Banks)	357	4,098
Union First Market Bankshares Corp. (Banks)	119	1,459
Unisource Energy Corp. (Electric)	119	3,591
Unisys Corp.* (Computers)	136	2,515
United Community Banks, Inc.* (Banks)	357	1,410
United Fire & Casualty Co. (Insurance)	85	1,685
United Natural Foods, Inc.* (Food)	119	3,556
United Online, Inc. (Internet)	425	2,448
United Rentals, Inc.* (Commercial Services)	187	1,743
Unitil Corp. (Electric)	85	1,777
Universal American Financial Corp.* (Insurance)	153	2,203
Universal Corp. (Agriculture)	68	2,698
Universal Electronics, Inc.* (Home Furnishings)	85	1,414
Universal Forest Products, Inc. (Building Materials)	68	2,061
Universal Health Realty Income Trust (REIT)	85	2,731
Universal Technical Institute, Inc.* (Commercial Services)	85	2,009
Univest Corp. of Pennsylvania (Banks)	51	883
Urstadt Biddle Properties—Class A (REIT)	119	1,919
US Airways Group, Inc.* (Airlines)	459	3,952
US Ecology, Inc. (Environmental Control)	119	1,734
US Gold Corp.* (Mining)	357	1,789
USA Mobility, Inc. (Telecommunications)	136	1,757
USA Truck, Inc.* (Transportation)	51	822
USEC, Inc.* (Mining)	357	1,699
VAALCO Energy, Inc. (Oil & Gas)	255	1,428
Vail Resorts, Inc.* (Entertainment)	102	3,561
Valassis Communications, Inc.* (Commercial Services)	119	3,775
ValueClick, Inc.* (Internet)	272	2,908
Veeco Instruments, Inc.* (Semiconductors)	119	4,079
Venoco, Inc.* (Oil & Gas)	136	2,240
VeriFone Systems, Inc.* (Software)	238	4,505
Viad Corp. (Commercial Services)	119	2,100
ViaSat, Inc.* (Telecommunications)	68	2,214
Vicor Corp.* (Electrical Components & Equipment)	119	1,486
ViroPharma, Inc.* (Pharmaceuticals)	272	3,049
Vital Images, Inc.* (Software)	68	867
Vitamin Shoppe, Inc.* (Retail)	51	1,308
Vocus, Inc.* (Internet)	102	1,559
Volcano Corp.* (Healthcare-Products)	153	3,338
Volcom, Inc.* (Apparel)	102	1,894
Volterra Semiconductor Corp.* (Semiconductors)	85	1,960
W&T Offshore, Inc. (Oil & Gas)	187	1,769
W.R. Grace & Co.* (Chemicals)	170	3,577
Warren Resources, Inc.* (Oil & Gas)	442	1,282
Washington Trust Bancorp, Inc. (Banks)	51	869
Waste Services, Inc.* (Environmental Control)	204	2,379
Watsco, Inc. (Distribution/Wholesale)	68	3,939
WD-40 Co. (Household Products/Wares)	85	2,839
Websense, Inc.* (Internet)	153	2,892
Webster Financial Corp. (Banks)	204	3,660
WellCare Health Plans, Inc.* (Healthcare-Services)	119	2,825
Werner Enterprises, Inc. (Transportation)	136	2,977
WesBanco, Inc. (Banks)	102	1,719
West Pharmaceutical Services, Inc. (Healthcare-Products)	136	4,963
Western Alliance Bancorp* (Banks)	204	1,463
Westlake Chemical Corp. (Chemicals)	68	1,263
Willbros Group, Inc.* (Oil & Gas Services)	204	1,510
Winn-Dixie Stores, Inc.* (Food)	187	1,803
Winnebago Industries, Inc.* (Home Builders)	119	1,183
Winthrop Realty Trust (REIT)	102	1,307
Wintrust Financial Corp. (Banks)	85	2,834
Wolverine World Wide, Inc. (Apparel)	136	3,430
Woodward Governor Co. (Electronics)	187	4,774
World Fuel Services Corp. (Retail)	170	4,410
Worthington Industries, Inc. (Metal Fabricate/Hardware)	204	2,623
Wright Express Corp.* (Commercial Services)	102	3,029
Wright Medical Group, Inc.* (Healthcare-Products)	119	1,977
Young Innovations, Inc. (Healthcare-Products)	34	957
Zep, Inc. (Chemicals)	85	1,482
Zoran Corp.* (Semiconductors)	221	2,108
Zumiez, Inc.* (Retail)	85	1,369
Zygo Corp.* (Electronics)	85	689
Zymogenetics, Inc.* (Pharmaceuticals)	306	1,291

TOTAL COMMON STOCKS
(Cost $1,971,045)		2,362,724

Repurchase Agreements (103.4%)
	Principal
	Amount

Bank of America, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $5,928,000 (Collateralized by $5,651,200 U.S. Treasury Notes, 3.63%, 8/15/19, market value $6,046,783)	$5,928,000	5,928,000
Deutsche Bank, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $870,000 (Collateralized by $890,000 of various U.S. Treasury Securities, 0.28%‡–1.88%, 1/24/11–6/15/12, market value $888,634)	870,000	870,000
HSBC, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $10,669,000 (Collateralized by $10,823,000 of various U.S. Government Agency Obligations, 0.65%–2.00%, 5/19/11–9/28/12, market value $10,888,290)	10,669,000	10,669,000
UBS, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $113,000 (Collateralized by $106,000 Federal National Mortgage Association, 5.25%, 8/1/12, market value $116,600)	113,000	113,000
UMB, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $195,000 (Collateralized by $197,300 U.S. Treasury Notes, 2.00%, 9/30/10, market value $199,172)	195,000	195,000

TOTAL REPURCHASE AGREEMENTS
(Cost $17,775,000)		17,775,000

TOTAL INVESTMENT SECURITIES
(Cost $19,746,045)—117.1%		20,137,724
Net other assets (liabilities)—(17.1)%		(2,946,716)

NET ASSETS—100.0%		$17,191,008

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of June 30, 2010, the aggregate amount held in a segregated account was $6,664,000.
‡	Represents the effective yield or interest rate in effect at June 30, 2010.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 75

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

Russell 2000 Mini Index Futures Contract expiring 9/20/10 (Underlying notional amount at value $2,005,080)	33	$(27,134)

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$17,138,603	$(899,086)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	12,867,681	(885,105)

		$(1,784,191)

ProFund VP UltraSmall-Cap invested in the following industries as of June 30, 2010:

		% of
	Value	Net Assets

Advertising	$ 4,130	NM
Aerospace/Defense	27,512	0.2%
Aerospace/Defense Equipment	4,219	NM
Agriculture	6,730	NM
Airlines	17,101	0.1%
Apparel	49,797	0.3%
Auto Manufacturers	1,324	NM
Auto Parts & Equipment	19,109	0.1%
Banks	148,079	0.9%
Beverages	2,622	NM
Biotechnology	43,308	0.3%
Building Materials	8,705	0.1%
Chemicals	55,519	0.3%
Coal	10,022	0.1%
Commercial Services	146,143	0.9%
Computers	55,373	0.3%
Distribution/Wholesale	20,245	0.1%
Diversified Financial Services	35,424	0.2%
Electric	36,751	0.2%
Electrical Components & Equipment	20,287	0.1%
Electronics	59,114	0.3%
Energy-Alternate Sources	2,940	NM
Engineering & Construction	15,785	0.1%
Entertainment	13,304	0.1%
Environmental Control	21,945	0.1%
Food	42,864	0.2%
Forest Products & Paper	22,888	0.1%
Gas	32,724	0.2%
Hand/Machine Tools	7,357	NM
Healthcare-Products	108,198	0.6%
Healthcare-Services	54,579	0.3%
Holding Companies-Diversified	2,508	NM
Home Builders	8,738	0.1%
Home Furnishings	8,491	NM
Household Products/Wares	10,658	0.1%
Insurance	73,071	0.4%
Internet	87,199	0.5%
Investment Companies	21,075	0.1%
Iron/Steel	2,764	NM
Leisure Time	14,199	0.1%
Lodging	6,242	NM
Machinery-Construction & Mining	1,886	NM
Machinery-Diversified	34,992	0.2%
Media	17,289	0.1%
Metal Fabricate/Hardware	19,404	0.1%
Mining	27,299	0.2%
Miscellaneous Manufacturing	55,262	0.3%
Office Furnishings	12,480	0.1%
Oil & Gas	62,152	0.4%
Oil & Gas Services	36,889	0.2%
Packaging & Containers	3,911	NM
Pharmaceuticals	73,419	0.4%
REIT	168,378	1.0%
Real Estate	2,748	NM
Retail	151,569	0.9%
Savings & Loans	26,282	0.2%
Semiconductors	77,524	0.5%
Software	94,587	0.6%
Storage/Warehousing	1,937	NM
Telecommunications	96,728	0.6%
Textiles	2,457	NM
Toys/Games/Hobbies	3,178	NM
Transportation	43,450	0.3%
Trucking & Leasing	5,953	NM
Water	13,907	0.1%
Other**	14,828,284	86.3%

Total	17,191,008	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

76 :: ProFund VP UltraSmall-Cap :: Financial Statements

Statement of Assets and Liabilities (unaudited) :: June 30, 2010

Assets:
Total Investment Securities, at cost	$19,746,045

Securities, at value	2,362,724
Repurchase agreements, at value	17,775,000

Total Investment Securities, at value	20,137,724
Cash	2,065
Segregated cash balances with brokers for futures contracts	170,610
Dividends receivable	2,128
Receivable for capital shares issued	78,115
Prepaid expenses	277

Total Assets	20,390,919

Liabilities:
Payable for capital shares redeemed	1,347,110
Unrealized loss on swap agreements	1,784,191
Variation margin on futures contracts	22,770
Advisory fees payable	7,886
Management services fees payable	1,052
Administration fees payable	593
Administrative services fees payable	8,649
Distribution fees payable	8,404
Trustee fees payable	1
Transfer agency fees payable	2,439
Fund accounting fees payable	1,286
Compliance services fees payable	108
Other accrued expenses	15,422

Total Liabilities	3,199,911

Net Assets	$17,191,008

Net Assets consist of:
Capital	$50,285,746
Accumulated net investment income (loss)	(178,144)
Accumulated net realized gains (losses) on investments	(31,496,948)
Net unrealized appreciation (depreciation) on investments	(1,419,646)

Net Assets	$17,191,008

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,720,012

Net Asset Value (offering and redemption price per share)	$9.99

Statement of Operations (unaudited) :: For the six months ended June 30, 2010

Investment Income:
Dividends	$25,046
Interest	9,416

Total Investment Income	34,462

Expenses:
Advisory fees	94,266
Management services fees	12,569
Administration fees	4,560
Transfer agency fees	6,417
Administrative services fees	37,272
Distribution fees	31,422
Custody fees	6,986
Fund accounting fees	11,722
Trustee fees	151
Compliance services fees	95
Other fees	17,412

Total Gross Expenses before reductions	222,872
Less Expenses reduced by the Advisor	(11,714)

Total Net Expenses	211,158

Net Investment Income (Loss)	(176,696)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	1,157,844
Net realized gains (losses) on futures contracts	481,474
Net realized gains (losses) on swap agreements	(2,287,689)
Change in net unrealized appreciation/depreciation on investments	(2,797,418)

Net Realized and Unrealized Gains (Losses) on Investments	(3,445,789)

Change in Net Assets Resulting from Operations	$(3,622,485)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 77

Statements of Changes in Net Assets

	For the
	six months ended	For the
	June 30, 2010	year ended
	(unaudited)	December 31, 2009

From Investment Activities:
Operations:
Net investment income (loss)	$(176,696)	$(153,993)
Net realized gains (losses) on investments	(648,371)	5,768,284
Change in net unrealized appreciation/depreciation on investments	(2,797,418)	(911,555)

Change in net assets resulting from operations	(3,622,485)	4,702,736

Distributions to Shareholders From:
Net investment income	—	(17,817)

Change in net assets resulting from distributions	—	(17,817)

Capital Transactions:
Proceeds from shares issued	220,637,746	355,078,876
Dividends reinvested	—	17,817
Value of shares redeemed	(216,653,964)	(365,721,279)

Change in net assets resulting from capital transactions	3,983,782	(10,624,586)

Change in net assets	361,297	(5,939,667)
Net Assets:
Beginning of period	16,829,711	22,769,378

End of period	$17,191,008	$16,829,711

Accumulated net investment income (loss)	$(178,144)	$(1,448)

Share Transactions:
Issued	18,786,338	46,013,191
Reinvested	—	1,676
Redeemed	(18,612,341)	(47,398,461)

Change in shares	173,997	(1,383,594)

See accompanying notes to the financial statements.

78 :: ProFund VP UltraSmall-Cap :: Financial Highlights

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the
	six months ended	For the	For the	For the	For the	For the
	June 30, 2010	year ended	year ended	year ended	year ended	year ended
	(unaudited)	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$10.89	$7.77	$23.23	$27.10	$21.51	$30.75

Investment Activities:
Net investment income (loss)(a)	(0.09)	(0.07)	0.01	0.17	0.20	0.01
Net realized and unrealized
gains (losses) on investments	(0.81)	3.20	(15.26)	(3.73)	5.40	(0.18)

Total income (loss) from
investment activities	(0.90)	3.13	(15.25)	(3.56)	5.60	(0.17)

Distributions to Shareholders From:
Net investment income	—	(0.01)	(0.21)	(0.31)	(0.01)	—
Net realized gains on investments	—	—	—	—	—	(9.07)

Total distributions	—	(0.01)	(0.21)	(0.31)	(0.01)	(9.07)

Net Asset Value, End of Period	$9.99	$10.89	$7.77	$23.23	$27.10	$21.51

Total Return	(8.18)% (b)	40.18%	(66.18)%	(13.21)%	26.05%	(0.21)%

Ratios to Average Net Assets:
Gross expenses(c)	1.77%	1.89%	1.83%	1.73%	1.72%	1.91%
Net expenses(c)	1.68%	1.66%	1.63%	1.63%	1.69%	1.91%
Net investment income (loss)(c)	(1.41)%	(0.97)%	0.10%	0.63%	0.82%	0.03%

Supplemental Data:
Net assets, end of period (000’s)	$17,191	$16,830	$22,769	$23,541	$58,562	$40,184
Portfolio turnover rate(d)	86% (b)	153%	368%	418%	208%	539%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Short Small-Cap :: 79

Investment Objective: The ProFund VP Short Small-Cap seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Russell 2000 Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2010

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(12)%
Swap Agreements	(88)%

Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The ProFund VP Short Small-Cap primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Russell 2000 Index - Composition
% of Index

Consumer Non-Cyclical	21%
Financial	21%
Industrial	15%
Consumer Cyclical	14%
Technology	10%
Communications	8%
Basic Materials	4%
Energy	4%
Utilities	3%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements (98.5%)

	Principal
	Amount	Value

Bank of America, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $3,471,000 (Collateralized by $3,309,000 U.S. Treasury Notes, 3.63%, 8/15/19, market value $3,540,630)	$3,471,000	$3,471,000
Deutsche Bank, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $3,471,000 (Collateralized by $3,548,000 Federal National Mortgage Association, 0.28%‡, 1/24/11, market value $3,542,443)	3,471,000	3,471,000
HSBC, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $3,471,000 (Collateralized by $3,522,000 of various U.S. Government Agency Obligations, 1.00%–1.63%, 11/18/11–5/4/12, market value $3,542,389)	3,471,000	3,471,000
UBS, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $3,471,000 (Collateralized by $3,220,000 Federal National Mortgage Association, 5.25%, 8/1/12, market value $3,542,000)	3,471,000	3,471,000
UMB, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $3,471,000 (Collateralized by $3,501,200 of various U.S. Treasury Notes, 2.00%–2.38%, 8/31/10–9/30/10, market value $3,540,581)	3,471,000	3,471,000

TOTAL REPURCHASE AGREEMENTS
(Cost $17,355,000)		17,355,000

TOTAL INVESTMENT SECURITIES
(Cost $17,355,000))—98.5%		17,355,000
Net other assets (liabilities)—1.5%		264,755

NET ASSETS—100.0%		$17,619,755

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of June 30, 2010, the aggregate amount held in a segregated account was $2,400,000.

‡	Represents the effective yield or interest rate in effect at June 30, 2010.
Futures Contracts Purchased

		Unrealized
		Appreciation
	Contracts	(Depreciation)

Russell 2000 Mini Index Futures Contract expiring 9/20/10 (Underlying notional amount at value $2,126,600)	35	$28,271

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$(11,948,191)	$125,879
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	(3,551,677)	34,127

		$160,006

See accompanying notes to the financial statements.

80 :: ProFund VP Short Small-Cap :: Financial Statements

Statement of Assets and Liabilities (unaudited) :: June 30, 2010

Assets:
Total Investment Securities, at cost	$17,355,000

Repurchase agreements, at value	17,355,000

Total Investment Securities, at value	17,355,000
Cash	1,709
Segregated cash balances with brokers for futures contracts	169,050
Unrealized gain on swap agreements	160,006
Receivable for capital shares issued	5,749
Variation margin on futures contracts	24,150
Prepaid expenses	234

Total Assets	17,715,898

Liabilities:
Payable for capital shares redeemed	64,434
Advisory fees payable	8,840
Management services fees payable	1,179
Administration fees payable	512
Administrative services fees payable	4,373
Distribution fees payable	4,755
Trustee fees payable	1
Transfer agency fees payable	1,294
Fund accounting fees payable	1,111
Compliance services fees payable	86
Other accrued expenses	9,558

Total Liabilities	96,143

Net Assets	$17,619,755

Net Assets consist of:
Capital	$32,156,727
Accumulated net investment income (loss)	(108,771)
Accumulated net realized gains (losses) on investments	(14,616,478)
Net unrealized appreciation (depreciation) on investments	188,277

Net Assets	$17,619,755

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,546,871

Net Asset Value (offering and redemption price per share)	$11.39

Statement of Operations (unaudited) :: For the six months ended June 30, 2010

Investment Income:
Interest	$5,701

Expenses:
Advisory fees	51,104
Management services fees	6,814
Administration fees	2,903
Transfer agency fees	4,258
Administrative services fees	16,625
Distribution fees	17,035
Custody fees	2,574
Fund accounting fees	5,718
Trustee fees	87
Compliance services fees	73
Other fees	12,189

Total Gross Expenses before reductions	119,380
Less Expenses reduced by the Advisor	(4,908)

Total Net Expenses	114,472

Net Investment Income (Loss)	(108,771)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on futures contracts	(132,950)
Net realized gains (losses) on swap agreements	(947,765)
Change in net unrealized appreciation/depreciation on investments	110,673

Net Realized and Unrealized Gains (Losses) on Investments	(970,042)

Change in Net Assets Resulting from Operations	$(1,078,813)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Short Small-Cap :: 81

Statements of Changes in Net Assets

	For the
	six months ended	For the
	June 30, 2010	year ended
	(unaudited)	December 31, 2009

From Investment Activities:
Operations:
Net investment income (loss)	$(108,771)	$(368,987)
Net realized gains (losses) on investments	(1,080,715)	(10,397,721)
Change in net unrealized appreciation/depreciation on investments	110,673	671,918

Change in net assets resulting from operations	(1,078,813)	(10,094,790)

Distributions to Shareholders From:
Net investment income	—	(120,502)

Change in net assets resulting from distributions	—	(120,502)

Capital Transactions:
Proceeds from shares issued	222,189,775	534,646,994
Dividends reinvested	—	120,502
Value of shares redeemed	(216,855,989)	(523,684,945)

Change in net assets resulting from capital transactions	5,333,786	11,082,551

Change in net assets	4,254,973	867,259
Net Assets:
Beginning of period	13,364,782	12,497,523

End of period	$17,619,755	$13,364,782

Accumulated net investment income (loss)	$(108,771)	$—

Share Transactions:
Issued	20,609,903	36,100,406
Reinvested	—	9,695
Redeemed	(20,184,627)	(35,693,875)

Change in shares	425,276	416,226

See accompanying notes to the financial statements.

82 :: ProFund VP Short Small-Cap :: Financial Highlights

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the
	six months ended	For the	For the	For the	For the	For the
	June 30, 2010	year ended	year ended	year ended	year ended	year ended
	(unaudited)	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$11.92	$17.72	$14.85	$14.58	$16.62	$17.12

Investment Activities:
Net investment income (loss)(a)	(0.09)	(0.24)	0.08	0.50	0.56	0.23
Net realized and unrealized gains (losses) on investments	(0.44)	(5.49)	3.37	0.15	(2.50)	(0.73)

Total income (loss) from investment activities	(0.53)	(5.73)	3.45	0.65	(1.94)	(0.50)

Distributions to Shareholders From:
Net investment income	—	(0.07)	(0.58)	(0.38)	(0.10)	—

Net Asset Value, End of Period	$11.39	$11.92	$17.72	$14.85	$14.58	$16.62

Total Return	(4.45)% (b)	(32.37)%	24.08%	4.46%	(11.73)%	(2.92)%

Ratios to Average Net Assets:
Gross expenses(c)	1.75%	1.81%	1.71%	1.67%	1.67%	1.90%
Net expenses(c)	1.68%	1.67%	1.63%	1.62%	1.62%	1.90%
Net investment income (loss)(c)	(1.60)%	(1.57)%	0.49%	3.42%	3.52%	1.36%

Supplemental Data:
Net assets, end of period (000’s)	$17,620	$13,365	$12,498	$15,367	$13,052	$9,193
Portfolio turnover rate(d)	—	—	—	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Short NASDAQ-100 :: 83

Investment Objective:   The ProFund VP Short NASDAQ-100 seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the NASDAQ-100 Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2010

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(12)%
Swap Agreements	(88)%

Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The ProFund VP Short NASDAQ-100 primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

NASDAQ-100 Index - Composition
% of Index

Technology	47%
Communications	24%
Consumer Non-Cyclical	17%
Consumer Cyclical	8%
Industrial	3%
Energy	1%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements (100.9%)

	Principal
	Amount	Value

Bank of America, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $5,231,000 (Collateralized by $4,986,800 U.S. Treasury Notes, 3.63%, 8/15/19, market value $5,335,875)	$5,231,000	$5,231,000
Deutsche Bank, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $5,231,000 (Collateralized by $5,347,000 Federal National Mortgage Association, 0.28%‡, 1/24/11, market value $5,338,626)	5,231,000	5,231,000
HSBC, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $5,231,000 (Collateralized by $5,307,000 of various U.S. Treasury Securities, 1.00%–1.88%, 11/18/11–6/15/12, market value $5,337,375)	5,231,000	5,231,000
UBS, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $5,231,000 (Collateralized by $4,852,000 Federal National Mortgage Association, 5.25%, 8/1/12, market value $5,337,200)	5,231,000	5,231,000
UMB, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $5,230,000 (Collateralized by $5,308,200 of various U.S. Treasury Notes, 0.88%–2.38%, 8/31/10–12/31/10, market value $5,334,900)	5,230,000	5,230,000

TOTAL REPURCHASE AGREEMENTS
(Cost $26,154,000)		26,154,000

TOTAL INVESTMENT SECURITIES
(Cost $26,154,000)—100.9%		26,154,000)
Net other assets (liabilities)—(0.9)%		(225,617)

NET ASSETS—100.0%		$25,928,383

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of June 30, 2010, the aggregate amount held in a segregated account was $4,084,000.

‡	Represents the effective yield or interest rate in effect at June 30, 2010.

Futures Contracts Sold

		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini NASDAQ-100 Futures Contract expiring 9/20/10 (Underlying notional amount at value $2,987,640)	86	$247,917

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$(10,834,799)	$153,842
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	(12,092,471)	173,196

		$327,038

See accompanying notes to the financial statements.

84 :: ProFund VP Short NASDAQ-100 :: Financial Statements

Statement of Assets and Liabilities (unaudited) :: June 30, 2010

Assets:
Total Investment Securities, at cost	$26,154,000

Repurchase agreements, at value	26,154,000

Total Investment Securities, at value	26,154,000
Cash	4,519
Segregated cash balances with brokers for futures contracts	298,850
Unrealized gain on swap agreements	327,038
Receivable for capital shares issued	189,774
Variation margin on futures contracts	44,290
Prepaid expenses	164

Total Assets	27,018,635

Liabilities:
Payable for capital shares redeemed	1,055,392
Advisory fees payable	8,074
Management services fees payable	1,076
Administration fees payable	541
Administrative services fees payable	5,697
Distribution fees payable	4,994
Trustee fees payable	1
Transfer agency fees payable	1,677
Fund accounting fees payable	1,174
Compliance services fees payable	76
Other accrued expenses	11,550

Total Liabilities	1,090,252

Net Assets	$25,928,383

Net Assets consist of:
Capital	$77,199,444
Accumulated net investment income (loss)	(113,716)
Accumulated net realized gains (losses) on investments	(51,732,300)
Net unrealized appreciation (depreciation) on investments	574,955

Net Assets	$25,928,383

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,095,203

Net Asset Value (offering and redemption price per share)	$12.38

Statement of Operations (unaudited) :: For the six months ended June 30, 2010

Investment Income:
Interest	$5,843

Expenses:
Advisory fees	53,375
Management services fees	7,117
Administration fees	2,954
Transfer agency fees	4,385
Administrative services fees	22,000
Distribution fees	17,792
Custody fees	3,205
Fund accounting fees	5,890
Trustee fees	83
Compliance services fees	66
Other fees	11,317

Total Gross Expenses before reductions	128,184
Less Expenses reduced by the Advisor	(8,625)

Total Net Expenses	119,559

Net Investment Income (Loss)	(113,716)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on futures contracts	107,095
Net realized gains (losses) on swap agreements	387,123
Change in net unrealized appreciation/depreciation on investments	537,686

Net Realized and Unrealized Gains (Losses) on Investments	1,031,904

Change in Net Assets Resulting from Operations	$918,188

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Short NASDAQ-100 :: 85

Statements of Changes in Net Assets

	For the
	six months ended	For the
	June 30, 2010	year ended
	(unaudited)	December 31, 2009

From Investment Activities:
Operations:
Net investment income (loss)	$(113,716)	$(313,540)
Net realized gains (losses) on investments	494,218	(11,761,028)
Change in net unrealized appreciation/depreciation on investments	537,686	676,698

Change in net assets resulting from operations	918,188	(11,397,870)

Distributions to Shareholders From:
Net investment income	—	(112,025)

Change in net assets resulting from distributions	—	(112,025)

Capital Transactions:
Proceeds from shares issued	93,505,489	193,613,680
Dividends reinvested	—	112,025
Value of shares redeemed	(80,529,200)	(186,478,577)

Change in net assets resulting from capital transactions	12,976,289	7,247,128

Change in net assets	13,894,477	(4,262,767)
Net Assets:
Beginning of period	12,033,906	16,296,673

End of period	$25,928,383	$12,033,906

Accumulated net investment income (loss)	$(113,716)	$—

Share Transactions:
Issued	7,999,412	12,123,504
Reinvested	—	8,539
Redeemed	(6,907,836)	(11,931,837)

Change in shares	1,091,576	200,206

See accompanying notes to the financial statements.

86 :: ProFund VP Short NASDAQ-100 :: Financial Highlights

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the
	six months ended		For the	For the	For the	For the	For the
	June 30, 2010		year ended	year ended	year ended	year ended	year ended
	(unaudited)		Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$11.99		$20.28	$14.18	$18.18	$18.56	$18.41

Investment Activities:
Net investment income (loss)(a)	(0.09)		(0.24)	0.07	0.59	0.64	0.23
Net realized and unrealized gains (losses) on investments	0.48		(8.00)	6.59	(2.63)	(0.88)	(0.08)

Total income (loss) from investment activities	0.39		(8.24)	6.66	(2.04)	(0.24)	0.15

Distributions to Shareholders From:
Net investment income	—		(0.05)	(0.56)	(1.96)	(0.14)	—

Net Asset Value, End of Period	$12.38		$11.99	$20.28	$14.18	$18.18	$18.56

Total Return	3.17%	(b)	(40.66)%	48.16%	(11.60)%	(1.31)%	0.81%

Ratios to Average Net Assets:
Gross expenses(c)	1.80%		1.81%	1.76%	1.71%	1.70%	1.85%
Net expenses(c)	1.68%		1.67%	1.63%	1.63%	1.66%	1.85%
Net investment income (loss)(c)	(1.60)%		(1.57)%	0.41%	3.50%	3.34%	1.21%

Supplemental Data:
Net Assets, end of period (000’s)	$25,928		$12,034	$16,297	11,845	$23,898	$31,588
Portfolio turnover rate(d)	—		—	—	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Short International :: 87

Investment Objective:   The ProFund VP Short International seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East (“MSCI EAFE”) Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2010

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(34)%
Swap Agreements	(66)%

Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The ProFund VP Short International primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index - Composition
Industry Breakdown	% of Index

Financial	24%
Industrial	12%
Consumer Non-Cyclical	11%
Consumer Cyclical	10%
Basic Materials	10%
Health Care	9%
Energy	7%
Telecommunication Services	6%
Utilities	6%
Information Technology	5%

Country Breakdown

Japan	24%
United Kingdom	21%
France	10%
Germany	8%
Australia	8%
Switzerland	8%
Spain	4%
Italy	3%
Netherlands	3%
Other	11%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements (93.4%)
	Principal
	Amount	Value

Bank of America, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $583,000 (Collateralized by $555,900 U.S. Treasury Notes, 3.63%, 8/15/19, market value $594,813)	$583,000	$583,000
Deutsche Bank, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $583,000 (Collateralized by $596,000 Federal National Mortgage Association, 0.28%‡, 1/24/11, market value $595,067)	583,000	583,000
HSBC, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $583,000 (Collateralized by $595,000 Federal Home Loan Mortgage Corp., 1.00%, 11/18/11, market value $595,904)	583,000	583,000
UBS, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $583,000 (Collateralized by $542,000 Federal National Mortgage Association, 5.25%, 8/1/12, market value $596,200)	583,000	583,000
UMB, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $579,000 (Collateralized by $585,200 U.S. Treasury Notes, 2.00%, 9/30/10, market value $590,751)	579,000	579,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,911,000)		2,911,000

TOTAL INVESTMENT SECURITIES
(Cost $2,911,000)—93.4%		2,911,000
Net other assets (liabilities)—6.6%		205,404

NET ASSETS—100.0%		$3,116,404

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of June 30, 2010, the aggregate amount held in a segregated account was $610,000.

‡	Represents the effective yield or interest rate in effect at June 30, 2010.

Futures Contracts Sold
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini MSCI EAFE Futures Contract expiring 9/20/10 (Underlying notional amount at value $1,053,120)	16	$79,384

See accompanying notes to the financial statements.

88 :: ProFund VP Short International :: Financial Statements

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index	$(1,431,761)	$60,573
Equity Index Swap Agreement with UBS AG, based on the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index	(609,677)	17,423

		$77,996

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Short International :: 89

Statement of Assets and Liabilities (unaudited) :: June 30, 2010

Assets:
Total Investment Securities, at cost	$2,911,000

Repurchase agreements, at value	2,911,000

Total Investment Securities, at value	2,911,000
Segregated cash balances with brokers for futures contracts	163,920
Unrealized gain on swap agreements	77,996
Variation margin on futures contracts	4,480
Prepaid expenses	27

Total Assets	3,157,423

Liabilities:
Cash overdraft	1,668
Payable for capital shares redeemed	30,708
Advisory fees payable	2,091
Management services fees payable	279
Administration fees payable	125
Administrative services fees payable	1,633
Distribution fees payable	1,723
Transfer agency fees payable	375
Fund accounting fees payable	270
Compliance services fees payable	13
Other accrued expenses	2,134

Total Liabilities	41,019

Net Assets	$3,116,404

Net Assets consist of:
Capital	$4,797,598
Accumulated net investment income (loss)	(18,795)
Accumulated net realized gains (losses) on investments	(1,819,779)
Net unrealized appreciation (depreciation) on investments	157,380

Net Assets	$3,116,404

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	115,591

Net Asset Value (offering and redemption price per share)	$26.96

Statement of Operations (unaudited) :: For the six months ended June 30, 2010

Investment Income:
Interest	$1,052

Expenses:
Advisory fees	8,860
Management services fees	1,181
Administration fees	595
Transfer agency fees	897
Administrative services fees	2,742
Distribution fees	2,953
Custody fees	1,448
Fund accounting fees	1,212
Trustee fees	16
Compliance services fees	16
Other fees	1,574

Total Gross Expenses before reductions	21,494
Less Expenses reduced by the Advisor	(1,647)

Total Net Expenses	19,847

Net Investment Income (Loss)	(18,795)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on futures contracts	100,876
Net realized gains (losses) on swap agreements	(77,588)
Change in net unrealized appreciation/depreciation on investments	150,789

Net Realized and Unrealized Gains (Losses) on Investments	174,077

Change in Net Assets Resulting from Operations	$155,282

See accompanying notes to the financial statements.

90 :: ProFund VP Short International :: Financial Statements

Statements of Changes in Net Assets

	For the
	six months ended	For the
	June 30, 2010	year ended
	(unaudited)	December 31, 2009

From Investment Activities:
Operations:
Net investment income (loss)	$(18,795)	$(65,038)
Net realized gains (losses) on investments	23,288	(1,885,591)
Change in net unrealized appreciation/depreciation on investments	150,789	247,219

Change in net assets resulting from operations	155,282	(1,703,410)

Distributions to Shareholders From:
Net realized gains on investments	—	(368,411)

Change in net assets resulting from distributions	—	(368,411)

Capital Transactions:
Proceeds from shares issued	10,128,687	7,502,569
Dividends reinvested	—	368,411
Value of shares redeemed	(9,437,294)	(8,472,068)

Change in net assets resulting from capital transactions	691,393	(601,088)

Change in net assets	846,675	(2,672,909)
Net Assets:
Beginning of period	2,269,729	4,942,638

End of period	$3,116,404	$2,269,729

Accumulated net investment income (loss)	$(18,795)	$—

Share Transactions:
Issued	391,012	186,653
Reinvested	—	14,993
Redeemed	(369,622)	(229,189)

Change in shares	21,390	(27,543)

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Short International :: 91

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the				For the period
	six months ended		For the	For the	Aug. 31, 2007
	June 30, 2010		year ended	year ended	through
	(unaudited)		Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007(a)

Net Asset Value, Beginning of Period	$24.09		$40.60	$29.39	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.20)		(0.56)	(0.25)	0.28
Net realized and unrealized gains (losses) on investments	3.07		(11.65)	11.48	(0.89)

Total income (loss) from investment activities	2.87		(12.21)	11.23	(0.61)

Distributions to Shareholders From:
Net investment income	—		—	(0.02)	—
Net realized gains on investments	—		(4.30)	—	—

Total distributions	—		(4.30)	(0.02)	—

Net Asset Value, End of Period	$26.96		$24.09	$40.60	$29.39

Total Return	11.91%	(c)	(30.28)%	38.23%	(2.03)%	(c)

Ratios to Average Net Assets:
Gross expenses(d)	1.82%		1.75%	1.77%	3.42%
Net expenses(d)	1.68%		1.66%	1.63%	1.64%	(e)
Net investment income (loss)(d)	(1.59)%		(1.55)%	(0.62)%	2.93%

Supplemental Data:
Net assets, end of period (000’s)	$3,116		$2,270	$4,943	$192
Portfolio turnover rate(f)	—		—	—	—

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)
The ratio does not include a reduction of expenses for fees paid indirectly. The net expense ratio to average net assets less the fees paid indirectly was 1.63% for the period August 31, 2007 through December 31, 2007.

(f)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

92 :: ProFund VP Short Emerging Markets :: Financial Statements

Investment Objective:   The ProFund VP Short Emerging Markets seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Bank of New York Mellon Emerging Markets 50 ADR Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2010

Market Exposure
Investment Type	% of Net Assets

Swap Agreements	(100)%

Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Company

The ProFund VP Short Emerging Markets primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Bank of New York Mellon Emerging
Markets 50 ADR Index - Composition

Industry Breakdown	% of Index

Communications	21%
Energy	20%
Basic Materials	19%
Financial	19%
Technology	11%
Consumer Non-Cyclical	4%
Industrial	3%
Utilities	3%

Country Breakdown

Brazil	34%
China	12%
Mexixo	10%
South Korea	9%
India	9%
Hong Kong	8%
Taiwan	8%
South Africa	5%
Chile	1%
Other	4%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements (96.2%)

	Principal
	Amount	Value

Bank of America, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $501,000 (Collateralized by $477,700 U.S. Treasury Notes, 3.63%, 8/15/19, market value $511,139)	$501,000	$501,000
Deutsche Bank, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $501,000 (Collateralized by $513,000 Federal National Mortgage Association, 0.28%‡, 1/24/11, market value $512,197)	501,000	501,000
HSBC, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $501,000 (Collateralized by $511,000 Federal Home Loan Mortgage Corp., 1.00%, 11/18/11, market value $511,777)	501,000	501,000
UBS, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $501,000 (Collateralized by $466,000 Federal National Mortgage Association, 5.25%, 8/1/12, market value $512,600)	501,000	501,000
UMB, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $500,000 (Collateralized by $505,300 U.S. Treasury Notes, 2.00%, 9/30/10, market value $510,093)	500,000	500,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,504,000)		2,504,000

TOTAL INVESTMENT SECURITIES
(Cost $2,504,000)—96.2%		2,504,000
Net other assets (liabilities)—3.8%		98,635

NET ASSETS—100.0%		$2,602,635

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of June 30, 2010, the aggregate amount held in a segregated account was $180,000.

‡	Represents the effective yield or interest rate in effect at June 30, 2010.

Swap Agreements

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	$(1,152,802)	$58,537
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	(1,444,206)	61,889

		$120,426

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Short Emerging Markets :: 93

Statement of Assets and Liabilities (unaudited) :: June 30, 2010

Assets:
Total Investment Securities, at cost	$2,504,000

Repurchase agreements, at value	2,504,000

Total Investment Securities, at value	2,504,000
Cash	450
Unrealized gain on swap agreements	120,426
Prepaid expenses	23

Total Assets	2,624,899

Liabilities:
Payable for capital shares redeemed	14,552
Advisory fees payable	1,585
Management services fees payable	211
Administration fees payable	98
Administrative services fees payable	1,569
Distribution fees payable	1,576
Transfer agency fees payable	326
Fund accounting fees payable	212
Compliance services fees payable	12
Other accrued expenses	2,123

Total Liabilities	22,264

Net Assets	$2,602,635

Net Assets consist of:
Capital	$4,480,947
Accumulated net investment income (loss)	(17,357)
Accumulated net realized gains (losses) on investments	(1,981,381)
Net unrealized appreciation (depreciation) on investments	120,426

Net Assets	$2,602,635

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	148,763

Net Asset Value (offering and redemption price per share)	$17.50

Statement of Operations (unaudited) :: For the six months ended June 30, 2010

Investment Income:
Interest	$1,074

Expenses:
Advisory fees	8,228
Management services fees	1,097
Administration fees	526
Transfer agency fees	786
Administrative services fees	2,593
Distribution fees	2,743
Custody fees	1,525
Fund accounting fees	1,065
Trustee fees	13
Compliance services fees	14
Other fees	1,644

Total Gross Expenses before reductions	20,234
Less Expenses reduced by the Advisor	(1,803)

Total Net Expenses	18,431

Net Investment Income (Loss)	(17,357)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on swap agreements	44,643
Change in net unrealized appreciation/depreciation on investments	124,239

Net Realized and Unrealized Gains (Losses) on Investments	168,882

Change in Net Assets Resulting from Operations	$151,525

See accompanying notes to the financial statements.

94 :: ProFund VP Short Emerging Markets :: Financial Statements

Statements of Changes in Net Assets

	For the
	six months ended	For the
	June 30, 2010	year ended
	(unaudited)	December 31, 2009

From Investment Activities:
Operations:
Net investment income (loss)	$(17,357)	$(35,976)
Net realized gains (losses) on investments	44,643	(1,913,442)
Change in net unrealized appreciation/depreciation on investments	124,239	151,797

Change in net assets resulting from operations	151,525	(1,797,621)

Capital Transactions:
Proceeds from shares issued	16,428,734	10,009,578
Value of shares redeemed	(15,049,105)	(11,080,582)

Change in net assets resulting from capital transactions	1,379,629	(1,071,004)

Change in net assets	1,531,154	(2,868,625)
Net Assets:
Beginning of period	1,071,481	3,940,106

End of period	$2,602,635	$1,071,481

Accumulated net investment income (loss)	$(17,357)	$—

Share Transactions:
Issued	968,615	382,509
Redeemed	(884,539)	(439,847)

Change in shares	84,076	(57,338)

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Short Emerging Markets :: 95

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the				For the period
	six months ended		For the	For the	Aug. 31, 2007
	June 30, 2010		year ended	year ended	through
	(unaudited)		Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007(a)

Net Asset Value, Beginning of Period	$16.56		$32.29	$24.44	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.13)		(0.38)	(0.11)	0.26
Net realized and unrealized gains (losses) on investments	1.07		(15.35)	7.99	(5.82)

Total income (loss) from investment activities	0.94		(15.73)	7.88	(5.56)

Distributions to Shareholders From:
Net investment income	—		—	(0.03)	—

Net Asset Value, End of Period	$17.50		$16.56	$32.29	$24.44

Total Return	5.68%	(c)	(48.71)%	32.23%	(18.53)%	(c)

Ratios to Average Net Assets:
Gross expenses(d)	1.84%		1.86%	1.81%	3.60%
Net expenses(d)	1.68%		1.66%	1.63%	1.64%	(e)
Net investment income (loss)(d)	(1.58)%		(1.54)%	(0.36)%	3.15%

Supplemental Data:
Net assets, end of period (000’s)	$2,603		$1,071	$3,940	$181
Portfolio turnover rate(f)	—		—	—	—

(a)	Commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)
The ratio does not include a reduction of expenses for fees paid indirectly. The net expense ratio to average net assets less the fees paid indirectly was 1.63% for the period August 31, 2007 through December 31, 2007.

(f)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

96 :: ProFund VP Basic Materials :: Financial Statements

Investment Objective: The ProFund VP Basic Materials seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Basic Materials Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2010

Market Exposure
Investment Type	% of Net Assets

Equity Securities	101%

Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

E.I. du Pont de Nemours & Co.	9.0%
Newmont Mining Corp.	8.6%
The Dow Chemical Co.	7.9%
Freeport-McMoRan Copper & Gold, Inc.—Class B	7.4%
Praxair, Inc.	6.8%

Dow Jones U.S. Basic Materials Index – Composition
% of Index

Chemicals	53%
Industrial Metals	24%
Mining	20%
Forestry and Paper	3%

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.8%)
	Shares	Value

Air Products & Chemicals, Inc. (Chemicals)	19,720	$1,278,053
Airgas, Inc. (Chemicals)	6,960	432,912
AK Steel Holding Corp. (Iron/Steel)	10,730	127,902
Albemarle Corp. (Chemicals)	8,990	356,993
Alcoa, Inc. (Mining)	101,210	1,018,173
Allegheny Technologies, Inc. (Iron/Steel)	9,280	410,083
Alpha Natural Resources, Inc.* (Coal)	11,890	402,714
Arch Coal, Inc. (Coal)	16,240	321,714
Ashland, Inc. (Chemicals)	6,960	323,083
Avery Dennison Corp. (Household Products/Wares)	10,150	326,119
Cabot Corp. (Chemicals)	4,930	118,862
Calgon Carbon Corp.* (Environmental Control)	5,510	72,952
Carpenter Technology Corp. (Iron/Steel)	4,350	142,811
Celanese Corp. - Series A (Chemicals)	15,660	390,091
CF Industries Holdings, Inc. (Chemicals)	6,960	441,612
Cliffs Natural Resources, Inc. (Iron/Steel)	13,340	629,114
Coeur d’Alene Mines Corp.* (Mining)	8,700	137,286
Commercial Metals Co. (Metal Fabricate/Hardware)	11,020	145,684
Compass Minerals International, Inc. (Mining)	3,190	224,193
CONSOL Energy, Inc. (Coal)	22,330	753,861
Cytec Industries, Inc. (Chemicals)	4,930	197,151
Domtar Corp. (Forest Products & Paper)	4,060	199,549
E.I. du Pont de Nemours & Co. (Chemicals)	89,320	3,089,579
Eastman Chemical Co. (Chemicals)	6,670	355,911
Ecolab, Inc. (Chemicals)	23,200	1,041,912
FMC Corp. (Chemicals)	7,250	416,367
Freeport-McMoRan Copper & Gold, Inc.—Class B (Mining)	42,630	2,520,712
Fuller (H.B.) Co. (Chemicals)	4,930	93,621
Hecla Mining Co.* (Mining)	24,070	125,645
Huntsman Corp. (Chemicals)	19,140	165,944
International Flavors & Fragrances, Inc. (Chemicals)	7,830	332,149
International Paper Co. (Forest Products & Paper)	40,020	905,653
Intrepid Potash, Inc.* (Chemicals)	4,350	85,130
Kaiser Aluminum Corp. (Mining)	1,450	50,272
Lubrizol Corp. (Chemicals)	6,670	535,668
Massey Energy Co. (Coal)	10,150	277,603
Minerals Technologies, Inc. (Chemicals)	1,740	82,720
NewMarket Corp. (Chemicals)	1,160	101,291
Newmont Mining Corp. (Mining)	47,850	2,954,259
Nucor Corp. (Iron/Steel)	28,420	1,087,918
Olin Corp. (Chemicals)	6,960	125,906
OM Group, Inc.* (Chemicals)	3,190	76,113
Patriot Coal Corp.* (Coal)	7,540	88,595
Peabody Energy Corp. (Coal)	26,390	1,032,641
PPG Industries, Inc. (Chemicals)	16,530	998,577
Praxair, Inc. (Chemicals)	30,740	2,335,933
Reliance Steel & Aluminum Co. (Iron/Steel)	6,380	230,637
Rockwood Holdings, Inc.* (Chemicals)	4,930	111,862
Royal Gold, Inc. (Mining)	4,640	222,720
RPM, Inc. (Chemicals)	12,760	227,638
RTI International Metals, Inc.* (Mining)	2,900	69,919
Schulman (A.), Inc. (Chemicals)	3,190	60,482
Sensient Technologies Corp. (Chemicals)	4,930	127,835
Sigma-Aldrich Corp. (Chemicals)	10,440	520,225
Solutia, Inc.* (Chemicals)	12,180	159,558
Southern Copper Corp. (Mining)	21,170	561,852
Steel Dynamics, Inc. (Iron/Steel)	21,460	283,057
The Dow Chemical Co. (Chemicals)	113,390	2,689,611
The Mosaic Co. (Chemicals)	14,790	576,514
Titanium Metals Corp.* (Mining)	8,410	147,932
United States Steel Corp. (Iron/Steel)	14,210	547,795
USEC, Inc.* (Mining)	11,020	52,455
W.R. Grace & Co.* (Chemicals)	6,090	128,134
Walter Energy, Inc. (Holding Companies-Diversified)	5,220	317,637
Worthington Industries, Inc. (Metal Fabricate/Hardware)	6,380	82,047

TOTAL COMMON STOCKS
(Cost $20,913,577)		34,448,941

TOTAL INVESTMENT SECURITIES
(Cost $20,913,577)—100.8%		34,448,941
Net other assets (liabilities)—(0.8)%		(286,189)

NET ASSETS—100.0%		$34,162,752

*	Non-income producing security

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Basic Materials :: 97

ProFund VP Basic Materials invested in the following industries as of June 30, 2010:

		% of
	Value	Net Assets

Chemicals	$17,977,437	52.6%
Coal	2,877,128	8.4%
Environmental Control	72,952	0.2%
Forest Products & Paper	1,105,202	3.2%
Holding Companies-Diversified	317,637	0.9%
Household Products/Wares	326,119	1.0%
Iron/Steel	3,459,317	10.1%
Metal Fabricate/Hardware	227,731	0.7%
Mining	8,085,418	23.7%
Other**	(286,189)	(0.8)%

Total	$34,162,752	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

98 :: ProFund VP Basic Materials :: Financial Statements

Statement of Assets and Liabilities (unaudited) :: June 30, 2010

Assets:
Total Investment Securities, at cost	$20,913,577

Securities, at value	34,448,941

Total Investment Securities, at value	34,448,941
Dividends receivable	53,476
Receivable for capital shares issued	66,560
Prepaid expenses	691

Total Assets	34,569,668

Liabilities:
Cash overdraft	140,600
Payable for capital shares redeemed	169,096
Advisory fees payable	19,697
Management services fees payable	2,626
Administration fees payable	1,272
Administrative services fees payable	16,647
Distribution fees payable	14,293
Trustee fees payable	2
Transfer agency fees payable	4,726
Fund accounting fees payable	2,760
Compliance services fees payable	259
Other accrued expenses	34,938

Total Liabilities	406,916

Net Assets	$34,162,752

Net Assets consist of:
Capital	$53,677,230
Accumulated net investment income (loss)	(16,404)
Accumulated net realized gains (losses) on investments	(33,033,438)
Net unrealized appreciation (depreciation) on investments	13,535,364

Net Assets	$34,162,752

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	948,587

Net Asset Value (offering and redemption price per share)	36.01

Statement of Operations (unaudited) :: For the six months ended June 30, 2010

Investment Income:
Dividends	$466,239
Interest	37

Total Investment Income	466,276

Expenses:
Advisory fees	215,482
Management services fees	28,731
Administration fees	11,637
Transfer agency fees	16,655
Administrative services fees	92,937
Distribution fees	71,827
Custody fees	6,162
Fund accounting fees	22,565
Trustee fees	405
Compliance services fees	223
Other fees	38,225

Total Gross Expenses before reductions	504,849
Less Expenses reduced by the Advisor	(22,169)

Total Net Expenses	482,680

Net Investment Income (Loss)	(16,404)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	1,982,650
Change in net unrealized appreciation/depreciation on investments	(8,597,989)

Net Realized and Unrealized Gains (Losses) on Investments	(6,615,339)

Change in Net Assets Resulting from Operations	$(6,631,743)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Basic Materials :: 99

Statements of Changes in Net Assets

	For the
	six months ended	For the
	June 30, 2010	year ended
	(unaudited)	December 31, 2009

From Investment Activities:
Operations:
Net investment income (loss)	$(16,404)	$336,513
Net realized gains (losses) on investments	1,982,650	(10,255,210)
Change in net unrealized appreciation/depreciation on investments	(8,597,989)	26,443,960

Change in net assets resulting from operations	(6,631,743)	16,525,263

Distributions to Shareholders From:
Net investment income	(336,513)	(266,272)

Change in net assets resulting from distributions	(336,513)	(266,272)

Capital Transactions:
Proceeds from shares issued	35,244,387	123,202,726
Dividends reinvested	336,513	266,272
Value of shares redeemed	(66,556,071)	(92,257,936)

Change in net assets resulting from capital transactions	(30,975,171)	31,211,062

Change in net assets	(37,943,427)	47,470,053
Net Assets:
Beginning of period	72,106,179	24,636,126

End of period	$34,162,752	$72,106,179

Accumulated net investment income (loss)	$(16,404)	$336,513

Share Transactions:
Issued	837,583	3,746,237
Reinvested	7,999	7,018
Redeemed	(1,679,672)	(2,955,366)

Change in shares	(834,090)	797,889

See accompanying notes to the financial statements.

100 :: ProFund VP Basic Materials :: Financial Highlights

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the
	six months ended	For the	For the	For the	For the	For the
	June 30, 2010	year ended	year ended	year ended	year ended	year ended
	(unaudited)	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$40.45	$25.02	$51.69	$39.75	$34.55	$36.18

Investment Activities:
Net investment income (loss)(a)	(0.01)	0.26	0.14	0.15	0.39	0.13
Net realized and unrealized gains (losses) on investments	(4.20)	15.34	(26.65)	12.03	4.94	0.59

Total income (loss) from investment activities	(4.21)	15.60	(26.51)	12.18	5.33	0.72

Distributions to Shareholders From:
Net investment income	(0.23)	(0.17)	(0.16)	(0.24)	(0.13)	(0.03)
Net realized gains on investments	—	—	—	—	—	(2.32)

Total distributions	(0.23)	(0.17)	(0.16)	(0.24)	(0.13)	(2.35)

Net Asset Value, End of Period	$36.01	$40.45	$25.02	$51.69	$39.75	$34.55

Total Return	(10.48)% (b)	62.38%	(51.42)%	30.71%	15.48%	2.44%

Ratios to Average Net Assets:
Gross expenses(c)	1.76%	1.82%	1.73%	1.71%	1.79%	1.91%
Net expenses(c)	1.68%	1.67%	1.63%	1.63%	1.74%	1.91%
Net investment income (loss)(c)	(0.06)%	0.78%	0.28%	0.33%	1.05%	0.36%

Supplemental Data:
Net assets, end of period (000’s)	$34,163	$72,106	$24,636	$120,031	$30,632	$34,750
Portfolio turnover rate(d)	48% (b)	180%	191%	280%	378%	650%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Consumer Services :: 101

Investment Objective:   The ProFund VP Consumer Services seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Consumer Services Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2010

Market Exposure
Investment Type	% of Net Assets

Equity Securities	101%

Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Wal-Mart Stores, Inc.	8.0%
McDonald’s Corp.	5.6%
Walt Disney Co.	4.4%
Home Depot, Inc.	3.7%
CVS Corp.	3.1%

Dow Jones U.S. Consumer Services Index - Composition
% of Index

General Retailers	42%
Media	26%
Travel and Leisure	20%
Food and Drug Retailers	12%

Schedule of Portfolio Investments (unaudited)

Common Stocks (101.4%)
	Shares	Value

99 Cents Only Stores* (Retail)	441	$6,527
Aaron’s, Inc. (Commercial Services)	735	12,546
Abercrombie & Fitch Co.—Class A (Retail)	882	27,069
Acxiom Corp.* (Software)	735	10,797
Advance Auto Parts, Inc. (Retail)	882	44,259
Aeropostale, Inc.* (Retail)	882	25,260
Alaska Air Group, Inc.* (Airlines)	294	13,215
Amazon.com, Inc.* (Internet)	3,381	369,408
American Eagle Outfitters, Inc. (Retail)	1,764	20,727
AmerisourceBergen Corp. (Pharmaceuticals)	2,793	88,678
AMR Corp.* (Airlines)	3,234	21,927
AnnTaylor Stores Corp.* (Retail)	588	9,567
Apollo Group, Inc.—Class A* (Commercial Services)	1,323	56,188
Arbitron, Inc. (Commercial Services)	294	7,535
AutoNation, Inc.* (Retail)	735	14,333
AutoZone, Inc.* (Retail)	294	56,807
Avis Budget Group, Inc.* (Commercial Services)	1,029	10,105
Bally Technologies, Inc.* (Entertainment)	588	19,045
Barnes & Noble, Inc. (Retail)	441	5,689
Bed Bath & Beyond, Inc.* (Retail)	2,646	98,114
Best Buy Co., Inc. (Retail)	3,381	114,481
Big Lots, Inc.* (Retail)	735	23,586
BJ’s Wholesale Club, Inc.* (Retail)	588	21,762
Bob Evans Farms, Inc. (Retail)	294	7,238
Boyd Gaming Corp.* (Lodging)	588	4,992
Brinker International, Inc. (Retail)	1,029	14,879
Burger King Holdings, Inc. (Retail)	882	14,853
Cablevision Systems Corp.—Class A (Media)	2,499	60,001
Cardinal Health, Inc. (Pharmaceuticals)	3,528	118,576
Career Education Corp.* (Commercial Services)	588	13,536
Carmax, Inc.* (Retail)	2,205	43,880
Carnival Corp.—Class A (Leisure Time)	4,116	124,468
Casey’s General Stores, Inc. (Retail)	441	15,391
CBS Corp.—Class B (Media)	6,174	79,830
CEC Entertainment, Inc.* (Retail)	147	5,183
Cheesecake Factory, Inc.* (Retail)	588	13,089
Chemed Corp. (Commercial Services)	294	16,064
Chico’s FAS, Inc. (Retail)	1,764	17,428
Chipotle Mexican Grill, Inc.—Class A* (Retail)	294	40,222
Choice Hotels International, Inc. (Lodging)	294	8,882
Collective Brands, Inc.* (Retail)	588	9,290
Comcast Corp.—Class A (Media)	20,286	352,368
Comcast Corp.—Special Class A (Media)	7,350	120,761
Continental Airlines, Inc.—Class B* (Airlines)	1,323	29,106
Copart, Inc.* (Retail)	735	26,320
Corinthian Colleges, Inc.* (Commercial Services)	882	8,688
Costco Wholesale Corp. (Retail)	4,410	241,800
Cracker Barrel Old Country Store, Inc. (Retail)	294	13,689
CTC Media, Inc. (Media)	588	8,491
CVS Corp. (Retail)	13,524	396,524
Darden Restaurants, Inc. (Retail)	1,323	51,399
Delta Air Lines, Inc.* (Airlines)	7,791	91,544
DeVry, Inc. (Commercial Services)	588	30,864
Dick’s Sporting Goods, Inc.* (Retail)	882	21,953
Dillards, Inc.—Class A (Retail)	588	12,642
DIRECTV—Class A* (Media)	8,820	299,174
Discovery Communications, Inc.—Class A* (Media)	1,323	47,244
Discovery Communications, Inc.—Class C* (Media)	1,323	40,920
DISH Network Corp.—Class A (Media)	2,058	37,353
Dolby Laboratories, Inc.—Class A* (Electronics)	588	36,862
Dollar Tree, Inc.* (Retail)	1,323	55,077
DreamWorks Animation SKG, Inc.—Class A* (Entertainment)	588	16,787
Dress Barn, Inc.* (Retail)	735	17,500
Dun & Bradstreet Corp. (Software)	441	29,600
eBay, Inc.* (Internet)	11,025	216,200
Expedia, Inc. (Internet)	2,058	38,649
FactSet Research Systems, Inc. (Computers)	441	29,543
Family Dollar Stores, Inc. (Retail)	1,323	49,864
Foot Locker, Inc. (Retail)	1,470	18,551
GameStop Corp.—Class A* (Retail)	1,470	27,621
Gannett Co., Inc. (Media)	2,352	31,658
Gaylord Entertainment Co.* (Lodging)	294	6,494
Genesco, Inc.* (Retail)	294	7,735
Group 1 Automotive, Inc.* (Retail)	294	6,918
GSI Commerce, Inc.* (Internet)	588	16,934

See accompanying notes to the financial statements.

102 :: ProFund VP Consumer Services :: Financial Statements

Common Stocks, continued
	Shares	Value

GUESS?, Inc. (Apparel)	588	$18,369
H & R Block, Inc. (Commercial Services)	3,234	50,741
Hertz Global Holdings, Inc.* (Commercial Services)	1,764	16,687
Hillenbrand, Inc. (Commercial Services)	588	12,577
Home Depot, Inc. (Retail)	16,758	470,397
HSN, Inc.* (Retail)	441	10,584
Hyatt Hotels Corp.—Class A* (Lodging)	294	10,904
IHS, Inc.—Class A* (Computers)	441	25,763
Interactive Data Corp. (Commercial Services)	294	9,814
International Game Technology (Entertainment)	2,940	46,158
International Speedway Corp. (Entertainment)	294	7,573
Interpublic Group of Cos., Inc.* (Advertising)	4,851	34,588
Interval Leisure Group, Inc.* (Leisure Time)	441	5,490
ITT Educational Services, Inc.* (Commercial Services)	294	24,408
J. Crew Group, Inc.* (Retail)	588	21,644
J.C. Penney Co., Inc. (Retail)	2,058	44,206
Jack in the Box, Inc.* (Retail)	588	11,437
JetBlue Airways Corp.* (Airlines)	2,352	12,912
John Wiley & Sons, Inc. (Media)	441	17,053
Kohls Corp.* (Retail)	2,793	132,668
Kroger Co. (Food)	5,880	115,777
Lamar Advertising Co.* (Advertising)	588	14,418
Las Vegas Sands Corp.* (Lodging)	4,263	94,383
Liberty Global, Inc.—Class A* (Media)	1,176	30,564
Liberty Global, Inc.—Series C* (Media)	1,323	34,385
Liberty Media Holding Corp.—Capital Series A* (Media)	882	36,965
Liberty Media Holding Corp.—Interactive Series A* (Internet)	5,586	58,653
Liberty Media-Starz—Series A* (Media)	441	22,861
Life Time Fitness, Inc.* (Leisure Time)	441	14,019
Limited, Inc. (Retail)	2,646	58,397
Live Nation, Inc.* (Commercial Services)	1,470	15,362
Lowe’s Cos., Inc. (Retail)	14,259	291,169
Macy’s, Inc. (Retail)	4,116	73,676
Madison Square Garden, Inc.—Class A* (Entertainment)	588	11,566
Marriott International, Inc.—Class A (Lodging)	3,087	92,425
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	294	8,608
McDonald’s Corp. (Retail)	10,731	706,851
McGraw-Hill Cos., Inc. (Media)	3,087	86,868
McKesson Corp. (Commercial Services)	2,646	177,705
Meredith Corp. (Media)	294	9,152
MGM Resorts International* (Commercial Services)	2,499	24,090
Morningstar, Inc.* (Commercial Services)	147	6,250
Netflix, Inc.* (Internet)	441	47,915
News Corp.—Class A (Media)	17,934	214,491
News Corp.—Class B (Media)	4,263	59,043
Nordstrom, Inc. (Retail)	1,617	52,051
O’Reilly Automotive, Inc.* (Retail)	1,323	62,922
Office Depot, Inc.* (Retail)	2,646	10,690
OfficeMax, Inc.* (Retail)	882	11,519
Omnicare, Inc. (Pharmaceuticals)	1,176	27,871
Omnicom Group, Inc. (Advertising)	3,087	105,884
Orient-Express Hotels, Ltd.—Class A* (Lodging)	1,029	7,615
P.F. Chang’s China Bistro, Inc. (Retail)	147	5,829
Panera Bread Co.—Class A* (Retail)	294	22,135
Papa John’s International, Inc.* (Retail)	147	3,399
Penn National Gaming* (Entertainment)	735	16,979
PetSmart, Inc. (Retail)	1,176	35,480
Pinnacle Entertainment, Inc.* (Entertainment)	588	5,562
Priceline.com, Inc.* (Internet)	441	77,854
RadioShack Corp. (Retail)	1,176	22,944
Regal Entertainment Group—Class A (Entertainment)	735	9,584
Regis Corp. (Retail)	588	9,155
Rent-A-Center, Inc.* (Commercial Services)	588	11,913
Rite Aid Corp.* (Retail)	6,027	5,906
Rollins, Inc. (Commercial Services)	441	9,124
Ross Stores, Inc. (Retail)	1,176	62,669
Royal Caribbean Cruises, Ltd.* (Leisure Time)	1,323	30,125
Ruddick Corp. (Food)	441	13,667
Safeway, Inc. (Food)	3,822	75,141
Saks, Inc.* (Retail)	1,323	10,042
Sally Beauty Holdings, Inc.* (Retail)	882	7,232
Scholastic Corp. (Media)	294	7,091
Scientific Games Corp.—Class A* (Entertainment)	735	6,762
Scripps Networks Interactive—Class A (Entertainment)	882	35,580
Sears Holdings Corp.* (Retail)	441	28,511
Service Corp. International (Commercial Services)	2,499	18,493
Signet Jewelers, Ltd.* (Retail)	882	24,255
SkyWest, Inc. (Airlines)	588	7,185
Sonic Corp.* (Retail)	588	4,557
Sotheby’s (Commercial Services)	735	16,809
Southwest Airlines Co. (Airlines)	7,350	81,659
Staples, Inc. (Retail)	7,203	137,217
Starbucks Corp. (Retail)	7,350	178,605
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	1,764	73,083
Strayer Education, Inc. (Commercial Services)	147	30,560
SuperValu, Inc. (Food)	2,058	22,309
Sysco Corp. (Food)	5,880	167,992
Target Corp. (Retail)	6,615	325,260
The Buckle, Inc. (Retail)	294	9,531
The Cato Corp.—Class A (Retail)	294	6,474
The Children’s Place Retail Stores, Inc.* (Retail)	147	6,471
The Gap, Inc. (Retail)	3,822	74,376
The Gymboree Corp.* (Apparel)	294	12,557
The Men’s Wearhouse, Inc. (Retail)	441	8,097
The New York Times Co.—Class A* (Media)	882	7,629
Tiffany & Co. (Retail)	1,323	50,155
Time Warner Cable, Inc. (Media)	3,528	183,738
Time Warner, Inc. (Media)	11,319	327,232
TJX Cos., Inc. (Retail)	3,969	166,500
Tractor Supply Co. (Retail)	294	17,925
UAL Corp.* (Airlines)	1,617	33,246
United Natural Foods, Inc.* (Food)	441	13,177
Urban Outfitters, Inc.* (Retail)	1,323	45,498
US Airways Group, Inc.* (Airlines)	1,617	13,922
Vail Resorts, Inc.* (Entertainment)	294	10,264
Valassis Communications, Inc.* (Commercial Services)	441	13,989
ValueClick, Inc.* (Internet)	735	7,857
VCA Antech, Inc.* (Pharmaceuticals)	882	21,838
Viacom, Inc.—Class B (Media)	5,439	170,621
Wal-Mart Stores, Inc. (Retail)	21,021	1,010,479
Walgreen Co. (Retail)	9,702	259,043
Walt Disney Co. (Media)	17,787	560,291
Washington Post Co.—Class B (Media)	147	60,341
WebMD Health Corp.* (Internet)	441	20,476
Weight Watchers International, Inc. (Commercial Services)	294	7,553
Wendy’s/Arby’s Group, Inc.—Class A (Retail-Restaurants)	3,381	13,524
Whole Foods Market, Inc.* (Food)	1,323	47,654
Williams Sonoma, Inc. (Retail)	882	21,891

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Consumer Services :: 103

Common Stocks, continued
	Shares	Value

WMS Industries, Inc.* (Leisure Time)	588	$23,079
Wyndham Worldwide Corp. (Lodging)	1,764	35,527
Wynn Resorts, Ltd. (Lodging)	882	67,270
YUM! Brands, Inc. (Retail)	4,557	177,905

TOTAL COMMON STOCKS
(Cost $12,021,774)		12,797,176

TOTAL INVESTMENT SECURITIES
(Cost $12,021,774)—101.4%		12,797,176
Net other assets (liabilities)—(1.4)%		(178,694)

NET ASSETS—100.0%		$12,618,482

*	Non-income producing security

ProFund VP Consumer Services invested in the following industries as of June 30, 2010:

		% of
	Value	Net Assets

Advertising	$154,890	1.2%
Airlines	304,716	2.4%
Apparel	30,926	0.2%
Commercial Services	601,601	4.8%
Computers	55,306	0.4%
Electronics	36,862	0.3%
Entertainment	185,860	1.5%
Food	455,717	3.6%
Internet	853,946	6.8%
Leisure Time	197,181	1.6%
Lodging	401,575	3.2%
Media	2,906,125	23.0%
Miscellaneous Manufacturing	8,608	0.1%
Pharmaceuticals	256,963	2.0%
Retail	6,292,979	49.9%
Retail-Restaurants	13,524	0.1%
Software	40,397	0.3%
Other**	(178,694)	(1.4)%

Total	$12,618,482	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

104 :: ProFund VP Consumer Services :: Financial Statements

Statement of Assets and Liabilities (unaudited) :: June 30, 2010

Assets:
Total Investment Securities, at cost	$12,021,774

Securities, at value	12,797,176

Total Investment Securities, at value	12,797,176
Dividends receivable	7,746
Receivable for capital shares issued	4,020
Receivable for investments sold	174,059
Prepaid expenses	162

Total Assets	12,983,163

Liabilities:
Cash overdraft	185,411
Payable for capital shares redeemed	152,885
Advisory fees payable	5,257
Management services fees payable	701
Administration fees payable	480
Administrative services fees payable	5,319
Distribution fees payable	4,145
Trustee fees payable	1
Transfer agency fees payable	1,836
Fund accounting fees payable	1,042
Compliance services fees payable	75
Other accrued expenses	7,529

Total Liabilities	364,681

Net Assets	$12,618,482

Net Assets consist of:
Capital	$15,043,070
Accumulated net investment income (loss)	(20,725)
Accumulated net realized gains (losses) on investments	(3,179,265)
Net unrealized appreciation (depreciation) on investments	775,402

Net Assets	$12,618,482

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	495,575

Net Asset Value (offering and redemption price per share)
$25.46

Statement of Operations (unaudited) :: For the six months ended June 30, 2010

Investment Income:
Dividends	$96,990
Interest	25

Total Investment Income	97,015

Expenses:
Advisory fees	52,562
Management services fees	7,008
Administration fees	2,653
Transfer agency fees	3,827
Administrative services fees	23,750
Distribution fees	17,521
Custody fees	9,180
Fund accounting fees	5,706
Trustee fees	70
Compliance services fees	67
Other fees	9,579

Total Gross Expenses before reductions	131,923
Less Expenses reduced by the Advisor	(14,183)

Total Net Expenses	117,740

Net Investment Income (Loss)	(20,725)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(824,787)
Change in net unrealized appreciation/depreciation on investments	(416,997)

Net Realized and Unrealized Gains (Losses) on Investments	(1,241,784)

Change in Net Assets Resulting from Operations	$(1,262,509)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Consumer Services :: 105

Statements of Changes in Net Assets

	For the
	six months ended	For the
	June 30, 2010	year ended
	(unaudited)	December 31, 2009

From Investment Activities:
Operations:
Net investment income (loss)	$(20,725)	$(1,772)
Net realized gains (losses) on investments	(824,787)	(291,671)
Change in net unrealized appreciation/depreciation on investments	(416,997)	746,482

Change in net assets resulting from operations	(1,262,509)	453,039

Capital Transactions:
Proceeds from shares issued	28,810,182	16,392,440
Value of shares redeemed	(21,333,490)	(15,723,753)

Change in net assets resulting from capital transactions	7,476,692	668,687

Change in net assets	6,214,183	1,121,726
Net Assets:
Beginning of period	6,404,299	5,282,573

End of period	$12,618,482	$6,404,299

Accumulated net investment income (loss)	$(20,725)	$—

Share Transactions:
Issued	1,018,395	721,234
Redeemed	(765,727)	(740,343)

Change in shares	252,668	(19,109)

See accompanying notes to the financial statements.

106 :: ProFund VP Consumer Services :: Financial Highlights

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the
	six months ended	For the	For the	For the	For the	For the
	June 30, 2010	Year ended	year ended	year ended	year ended	Year ended
	(unaudited)	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$26.37	$20.16	$29.38	$32.02	$28.59	$29.99

Investment Activities:
Net investment income (loss)(a)	(0.04)	(0.01)	(0.04)	(0.23)	(0.17)	(0.35)
Net realized and unrealized gains (losses) on investments	(0.87)	6.22	(9.18)	(2.41)	3.60	(1.05)

Total income (loss) from investment activities	(0.91)	6.21	(9.22)	(2.64)	3.43	(1.40)

Net Asset Value, End of Period	$25.46	$26.37	$20.16	$29.38	$32.02	$28.59

Total Return	(3.45)% (b)	30.80%	(31.38)%	(8.24)%	12.00%	(4.67)%

Ratios to Average Net Assets:
Gross expenses(c)	1.88%	2.51%	2.51%	2.07%	2.19%	2.48%
Net expenses(c)	1.68%	1.67%	1.63%	1.63%	1.70%	1.98%
Net investment income (loss)(c)	(0.30)%	(0.06)%	(0.17)%	(0.70)%	(0.57)%	(1.22)%

Supplemental Data:
Net assets, end of period (000’s)	$12,618	$6,404	$5,283	$2,458	$6,499	$3,521
Portfolio turnover rate(d)	132% (b)	467%	983%	618%	579%	1,219%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Financials :: 107

Investment Objective:   The ProFund VP Financials seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Financials Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2010

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

J.P. Morgan Chase & Co.	7.9%
Bank of America Corp.	7.8%
Wells Fargo & Co.	6.9%
Citigroup, Inc.	4.4%
Berkshire Hathaway, Inc. - Class B	3.4%

Dow Jones U.S. Financials Index - Composition
% of Index

Banks	40%
General Financial	23%
Nonlife Insurance	16%
Real Estate Investment Trusts	14%
Life Insurance	6%
Real Estate Investment & Services	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.5%)
	Shares	Value

ACE, Ltd. (Insurance)	5,000	$257,400
Affiliated Managers Group, Inc.* (Diversified Financial Services)	500	30,385
AFLAC, Inc. (Insurance)	7,000	298,690
Alexandria Real Estate Equities, Inc. (REIT)	500	31,685
Allied World Assurance Holdings, Ltd. (Insurance)	500	22,690
Allstate Corp. (Insurance)	7,500	215,475
AMB Property Corp. (REIT)	2,500	59,275
American Campus Communities, Inc. (REIT)	1,000	27,290
American Express Co. (Diversified Financial Services)	16,000	635,200
American Financial Group, Inc. (Insurance)	1,000	27,320
American International Group, Inc.* (Insurance)	2,000	68,880
AmeriCredit Corp.* (Diversified Financial Services)	1,000	18,220
Ameriprise Financial, Inc. (Diversified Financial Services)	4,000	144,520
Annaly Mortgage Management, Inc. (REIT)	8,500	145,775
AON Corp. (Insurance)	3,500	129,920
Apartment Investment and Management Co.—Class A (REIT)	1,500	29,055
Arch Capital Group, Ltd.* (Insurance)	1,000	74,500
Argo Group International Holdings, Ltd. (Insurance)	500	15,295
Arthur J. Gallagher & Co. (Insurance)	1,500	36,570
Aspen Insurance Holdings, Ltd. (Insurance)	1,000	24,740
Associated Banc-Corp (Banks)	2,500	30,650
Assurant, Inc. (Insurance)	1,500	52,050
Assured Guaranty, Ltd. (Insurance)	2,500	33,175
Astoria Financial Corp. (Savings & Loans)	1,500	20,640
Avalonbay Communities, Inc. (REIT)	1,000	93,370
Axis Capital Holdings, Ltd. (Insurance)	2,000	59,440
BancorpSouth, Inc. (Banks)	1,000	17,880
Bank of America Corp. (Banks)	148,000	2,126,760
Bank of Hawaii Corp. (Banks)	500	24,175
Bank of New York Mellon Corp. (Banks)	18,000	444,420
BB&T Corp. (Banks)	10,500	276,255
Berkshire Hathaway, Inc.—Class B* (Insurance)	11,500	916,435
BioMed Realty Trust, Inc. (REIT)	1,500	24,135
BlackRock, Inc.—Class A (Diversified Financial Services)	500	71,700
BOK Financial Corp. (Banks)	500	23,735
Boston Properties, Inc. (REIT)	2,000	142,680
Brandywine Realty Trust (REIT)	2,000	21,500
BRE Properties, Inc.—Class A (REIT)	1,000	36,930
Brookfield Properties Corp. (Real Estate)	4,000	56,160
Brown & Brown, Inc. (Insurance)	1,500	28,710
Camden Property Trust (REIT)	1,000	40,850
Capital One Financial Corp. (Diversified Financial Services)	7,000	282,100
CapitalSource, Inc. (Diversified Financial Services)	4,500	21,420
Capitol Federal Financial (Savings & Loans)	500	16,580
Cathay Bancorp, Inc. (Banks)	1,000	10,330
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	4,500	61,245
CBL & Associates Properties, Inc. (REIT)	2,000	24,880
Chimera Investment Corp. (REIT)	10,500	37,905
Chubb Corp. (Insurance)	5,000	250,050
Cincinnati Financial Corp. (Insurance)	2,500	64,675
CIT Group, Inc.* (Banks)	2,500	84,650
Citigroup, Inc.* (Diversified Financial Services)	314,500	1,182,520
City National Corp. (Banks)	500	25,615
CME Group, Inc. (Diversified Financial Services)	1,000	281,550
CNO Financial Group, Inc.* (Insurance)	3,500	17,325
Colonial Properties Trust (REIT)	1,000	14,530
Comerica, Inc. (Banks)	2,500	92,075
Commerce Bancshares, Inc. (Banks)	1,000	35,990
Corporate Office Properties Trust (REIT)	1,000	37,760
Cullen/Frost Bankers, Inc. (Banks)	1,000	51,400
DCT Industrial Trust, Inc. (REIT)	3,000	13,560
Delphi Financial Group, Inc.—Class A (Insurance)	500	12,205
Developers Diversified Realty Corp. (REIT)	3,000	29,700
DiamondRock Hospitality Co. (REIT)	2,500	20,550
Digital Realty Trust, Inc. (REIT)	1,500	86,520
Discover Financial Services (Diversified Financial Services)	8,000	111,840
Douglas Emmett, Inc. (REIT)	2,000	28,440
Duke-Weeks Realty Corp. (REIT)	3,500	39,725
DuPont Fabros Technology, Inc. (REIT)	1,000	24,560
E*TRADE Financial Corp.* (Diversified Financial Services)	3,000	35,460
East West Bancorp, Inc. (Banks)	2,000	30,500
See accompanying notes to the financial statements.

108 :: ProFund VP Financials :: Financial Statements

Common Stocks, continued
	Shares	Value

EastGroup Properties, Inc. (REIT)	500	$17,790
Eaton Vance Corp. (Diversified Financial Services)	2,000	55,220
Endurance Specialty Holdings, Ltd. (Insurance)	500	18,765
Entertainment Properties Trust (REIT)	500	19,035
Equifax, Inc. (Commercial Services)	2,000	56,120
Equity Lifestyle Properties, Inc. (REIT)	500	24,115
Equity Residential Properties Trust (REIT)	4,000	166,560
Erie Indemnity Co.—Class A (Insurance)	500	22,750
Essex Property Trust, Inc. (REIT)	500	48,770
Everest Re Group, Ltd. (Insurance)	1,000	70,720
F.N.B. Corp. (Banks)	1,500	12,045
Federal Realty Investment Trust (REIT)	1,000	70,270
Federated Investors, Inc.—Class B (Diversified Financial Services)	1,500	31,065
Fidelity National Title Group, Inc.—Class A (Insurance)	3,500	45,465
Fifth Third Bancorp (Banks)	12,000	147,480
First American Financial Corp. (Insurance)	2,000	25,360
First Financial Bankshares, Inc. (Banks)	500	24,045
First Horizon National Corp.* (Banks)	3,501	40,083
First Midwest Bancorp, Inc. (Banks)	1,000	12,160
First Niagara Financial Group, Inc. (Savings & Loans)	3,000	37,590
FirstMerit Corp. (Banks)	1,500	25,695
Forest City Enterprises, Inc.—Class A* (Real Estate)	2,000	22,640
Forestar Group, Inc.* (Real Estate)	500	8,980
Franklin Resources, Inc. (Diversified Financial Services)	2,500	215,475
Franklin Street Properties Corp. (REIT)	1,000	11,810
Fulton Financial Corp. (Banks)	3,000	28,950
Genworth Financial, Inc.—Class A* (Diversified Financial Services)	7,500	98,025
Glacier Bancorp, Inc. (Banks)	1,000	14,670
GLG Partners, Inc.* (Diversified Financial Services)	2,500	10,950
Greenhill & Co., Inc. (Diversified Financial Services)	500	30,565
Hancock Holding Co. (Banks)	500	16,680
Hanover Insurance Group, Inc. (Insurance)	500	21,750
Hartford Financial Services Group, Inc. (Insurance)	6,500	143,845
Hatteras Financial Corp. (REIT)	500	13,910
HCC Insurance Holdings, Inc. (Insurance)	1,500	37,140
HCP, Inc. (REIT)	4,500	145,125
Health Care REIT, Inc. (REIT)	2,000	84,240
Healthcare Realty Trust, Inc. (REIT)	1,000	21,970
Highwoods Properties, Inc. (REIT)	1,000	27,760
Home Properties, Inc. (REIT)	500	22,535
Horace Mann Educators Corp. (Insurance)	500	7,650
Hospitality Properties Trust (REIT)	2,000	42,200
Host Marriott Corp. (REIT)	10,000	134,800
HRPT Properties Trust (REIT)	4,000	24,840
Hudson City Bancorp, Inc. (Savings & Loans)	7,500	91,800
Huntington Bancshares, Inc. (Banks)	10,500	58,170
IBERIABANK Corp. (Banks)	500	25,740
IntercontinentalExchange, Inc.* (Diversified Financial Services)	1,000	113,030
International Bancshares Corp. (Banks)	1,000	16,690
Invesco, Ltd. (Diversified Financial Services)	6,500	109,395
Investment Technology Group, Inc.* (Diversified Financial Services)	500	8,030
J.P. Morgan Chase & Co. (Diversified Financial Services)	59,000	2,159,990
Janus Capital Group, Inc. (Diversified Financial Services)	2,500	22,200
Jefferies Group, Inc. (Diversified Financial Services)	1,500	31,620
Jones Lang LaSalle, Inc. (Real Estate)	500	32,820
KBW, Inc.* (Diversified Financial Services)	500	10,720
KeyCorp (Banks)	13,000	99,970
Kilroy Realty Corp. (REIT)	1,000	29,730
Kimco Realty Corp. (REIT)	6,000	80,640
LaSalle Hotel Properties (REIT)	1,000	20,570
Legg Mason, Inc. (Diversified Financial Services)	2,500	70,075
Lexington Realty Trust (REIT)	1,500	9,015
Liberty Property Trust (REIT)	1,500	43,275
Lincoln National Corp. (Insurance)	4,500	109,305
Loews Corp. (Insurance)	5,000	166,550
M&T Bank Corp. (Banks)	1,500	127,425
Mack-Cali Realty Corp. (REIT)	1,000	29,730
Marsh & McLennan Cos., Inc. (Insurance)	8,000	180,400
Marshall & Ilsley Corp. (Banks)	8,000	57,440
MasterCard, Inc.—Class A (Software)	1,500	299,295
MB Financial, Inc. (Banks)	1,000	18,390
MBIA, Inc.* (Insurance)	2,500	14,025
Mercury General Corp. (Insurance)	500	20,720
MetLife, Inc. (Insurance)	8,500	320,960
MF Global Holdings, Ltd.* (Diversified Financial Services)	1,500	8,565
MFA Financial, Inc. (REIT)	4,000	29,600
MGIC Investment Corp.* (Insurance)	3,000	20,670
Mid-America Apartment Communities, Inc. (REIT)	500	25,735
Montpelier Re Holdings, Ltd. (Insurance)	1,000	14,930
Moody’s Corp. (Commercial Services)	3,000	59,760
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	19,000	440,990
MSCI, Inc.—Class A* (Software)	1,500	41,100
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	2,500	44,450
National Penn Bancshares, Inc. (Banks)	2,000	12,020
National Retail Properties, Inc. (REIT)	1,000	21,440
Nationwide Health Properties, Inc. (REIT)	2,000	71,540
New York Community Bancorp (Savings & Loans)	6,500	99,255
NewAlliance Bancshares, Inc. (Savings & Loans)	1,500	16,815
Northern Trust Corp. (Banks)	3,500	163,450
NYSE Euronext (Diversified Financial Services)	4,000	110,520
Old National Bancorp (Banks)	1,500	15,540
Old Republic International Corp. (Insurance)	3,500	42,455
OMEGA Healthcare Investors, Inc. (REIT)	1,500	29,895
optionsXpress Holdings, Inc.* (Diversified Financial Services)	500	7,870
PacWest Bancorp (Banks)	500	9,155
PartnerRe, Ltd. (Insurance)	1,000	70,140
People’s United Financial, Inc. (Banks)	5,500	74,250
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	500	16,110
Platinum Underwriters Holdings, Ltd. (Insurance)	500	18,145
Plum Creek Timber Co., Inc. (Forest Products & Paper)	2,500	86,325
PNC Financial Services Group (Banks)	8,000	452,000
Popular, Inc.* (Banks)	9,500	25,460
Post Properties, Inc. (REIT)	500	11,365
Potlatch Corp. (Forest Products & Paper)	500	17,865
Principal Financial Group, Inc. (Insurance)	4,500	105,480
PrivateBancorp, Inc. (Banks)	1,000	11,080
ProAssurance Corp.* (Insurance)	500	28,380
Progressive Corp. (Insurance)	9,500	177,840
ProLogis (REIT)	7,000	70,910
Prosperity Bancshares, Inc. (Banks)	500	17,375
Protective Life Corp. (Insurance)	1,500	32,085
Provident Financial Services, Inc. (Savings & Loans)	1,000	11,690
Prudential Financial, Inc. (Insurance)	7,000	375,620
Public Storage, Inc. (REIT)	2,000	175,820
Radian Group, Inc. (Insurance)	2,000	14,480
Raymond James Financial Corp. (Diversified Financial Services)	1,500	37,035
Rayonier, Inc. (Forest Products & Paper)	1,000	44,020
Realty Income Corp. (REIT)	1,500	45,495
Redwood Trust, Inc. (REIT)	1,000	14,640

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Financials :: 109

Common Stocks, continued
	Shares	Value

Regency Centers Corp. (REIT)	1,000	$34,400
Regions Financial Corp. (Banks)	17,500	115,150
Reinsurance Group of America, Inc. (Insurance)	1,000	45,710
RenaissanceRe Holdings (Insurance)	1,000	56,270
RLI Corp. (Insurance)	500	26,255
SEI Investments Co. (Software)	2,500	50,900
Selective Insurance Group, Inc. (Insurance)	1,000	14,860
Senior Housing Properties Trust (REIT)	2,000	40,220
Simon Property Group, Inc. (REIT)	4,500	363,375
SL Green Realty Corp. (REIT)	1,000	55,040
SLM Corp.* (Diversified Financial Services)	7,000	72,730
St. Joe Co.* (Real Estate)	1,500	34,740
StanCorp Financial Group, Inc. (Insurance)	500	20,270
State Street Corp. (Banks)	7,500	253,650
Sterling Bancshares, Inc. (Banks)	1,500	7,065
Stifel Financial Corp.* (Diversified Financial Services)	500	21,695
Sunstone Hotel Investors, Inc.* (REIT)	1,500	14,895
SunTrust Banks, Inc. (Banks)	7,500	174,750
Susquehanna Bancshares, Inc. (Banks)	2,000	16,660
SVB Financial Group* (Banks)	500	20,615
Synovus Financial Corp. (Banks)	6,500	16,510
T. Rowe Price Group, Inc. (Diversified Financial Services)	4,000	177,560
Tanger Factory Outlet Centers, Inc. (REIT)	500	20,690
Taubman Centers, Inc. (REIT)	1,000	37,630
TCF Financial Corp. (Banks)	2,000	33,220
TD Ameritrade Holding Corp.* (Diversified Financial Services)	3,500	53,550
TFS Financial Corp. (Savings & Loans)	1,500	18,615
The Charles Schwab Corp. (Diversified Financial Services)	14,500	205,610
The Goldman Sachs Group, Inc. (Diversified Financial Services)	6,500	853,255
The Macerich Co. (REIT)	2,000	74,640
The Travelers Cos., Inc. (Insurance)	7,500	369,375
Torchmark Corp. (Insurance)	1,000	49,510
Tower Group, Inc. (Insurance)	500	10,765
Transatlantic Holdings, Inc. (Insurance)	1,000	47,960
TrustCo Bank Corp. NY (Banks)	1,000	5,600
Trustmark Corp. (Banks)	1,000	20,820
U.S. Bancorp (Banks)	28,500	636,975
UDR, Inc. (REIT)	2,500	47,825
UMB Financial Corp. (Banks)	500	17,780
Umpqua Holdings Corp. (Banks)	1,500	17,220
United Bankshares, Inc. (Banks)	500	11,970
Unitrin, Inc. (Insurance)	500	12,800
UnumProvident Corp. (Insurance)	5,000	108,500
Validus Holdings, Ltd. (Insurance)	1,500	36,630
Valley National Bancorp (Banks)	2,500	34,050
Ventas, Inc. (REIT)	2,500	117,375
Visa, Inc.—Class A (Commercial Services)	7,500	530,625
Vornado Realty Trust (REIT)	2,500	182,375
W.R. Berkley Corp. (Insurance)	2,000	52,920
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	1,500	32,820
Washington Federal, Inc. (Savings & Loans)	1,500	24,270
Washington REIT (REIT)	1,000	27,590
Webster Financial Corp. (Banks)	1,000	17,940
Weingarten Realty Investors (REIT)	2,000	38,100
Wells Fargo & Co. (Banks)	73,000	1,868,800
Westamerica Bancorp (Banks)	500	26,260
Western Union Co. (Commercial Services)	10,000	149,100
Whitney Holding Corp. (Banks)	1,500	13,875
Willis Group Holdings PLC (Insurance)	2,500	75,125
Wilmington Trust Corp. (Banks)	1,500	16,635
Wintrust Financial Corp. (Banks)	500	16,670
XL Capital, Ltd.—Class A (Insurance)	5,000	80,050
Zions Bancorp (Banks)	2,500	53,925

TOTAL COMMON STOCKS
(Cost $18,492,760)		27,297,658

TOTAL INVESTMENT SECURITIES (Cost $18,492,760)—100.5%		27,297,658
Net other assets (liabilities)—(0.5)%		(124,907)

NET ASSETS—100.0%		$27,172,751

*	Non-income producing security

ProFund VP Financials invested in the following industries as of June 30, 2010:

		% of
	Value	Net Assets

Banks	$8,176,538	30.1%
Commercial Services	795,605	2.9%
Diversified Financial Services	7,864,035	28.9%
Forest Products & Paper	148,210	0.6%
Insurance	5,718,175	21.1%
REIT	3,649,960	13.4%
Real Estate	216,585	0.8%
Savings & Loans	337,255	1.3%
Software	391,295	1.4%
Other**	(124,907)	(0.5)%

Total	$27,172,751	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

110 :: ProFund VP Financials :: Financial Statements

Statement of Assets and Liabilities (unaudited) :: June 30, 2010

Assets:
Total Investment Securities, at cost	$18,492,760

Securities, at value	27,297,658

Total Investment Securities, at value	27,297,658
Dividends receivable	35,149
Receivable for capital shares issued	14,830
Receivable for investments sold	1,964,669
Prepaid expenses	357

Total Assets	29,312,663

Liabilities:
Cash overdraft	167,833
Payable for capital shares redeemed	1,903,038
Advisory fees payable	14,259
Management services fees payable	1,901
Administration fees payable	999
Administrative services fees payable	11,994
Distribution fees payable	11,791
Trustee fees payable	1
Transfer agency fees payable	3,433
Fund accounting fees payable	2,167
Compliance services fees payable	156
Other accrued expenses	22,340

Total Liabilities	2,139,912

Net Assets	$27,172,751

Net Assets consist of:
Capital	$44,442,793
Accumulated net investment income (loss)	(24,839)
Accumulated net realized gains (losses) on investments	(26,050,101)
Net unrealized appreciation (depreciation) on investments	8,804,898

Net Assets	$27,172,751

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,594,248

Net Asset Value (offering and redemption price per share)	$17.04

Statement of Operations (unaudited) :: For the six months ended June 30, 2010

Investment Income:
Dividends	$235,929
Interest	27

Total Investment Income	235,956

Expenses:
Advisory fees	116,426
Management services fees	15,523
Administration fees	6,163
Transfer agency fees	8,941
Administrative services fees	45,982
Distribution fees	38,809
Custody fees	11,383
Fund accounting fees	12,787
Trustee fees	187
Compliance services fees	134
Other fees	23,466

Total Gross Expenses before reductions	279,801
Less Expenses reduced by the Advisor	(19,006)

Total Net Expenses	260,795

Net Investment Income (Loss)	(24,839)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(336,335)

Change in net unrealized appreciation/depreciation on investments	(1,953,722)

Net Realized and Unrealized Gains (Losses) on Investments	(2,290,057)

Change in Net Assets Resulting from Operations	$(2,314,896)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Financials :: 111

Statements of Changes in Net Assets

	For the
	six months ended	For the
	June 30, 2010	year ended
	(unaudited)	December 31, 2009

From Investment Activities:
Operations:
Net investment income (loss)	$(24,839)	$88,722
Net realized gains (losses) on investments	(336,335)	(6,235,235)
Change in net unrealized appreciation/depreciation on investments	(1,953,722)	10,836,278

Change in net assets resulting from operations	(2,314,896)	4,689,765

Distributions to Shareholders From:
Net investment income	(88,722)	(487,543)

Change in net assets resulting from distributions	(88,722)	(487,543)

Capital Transactions:
Proceeds from shares issued	28,286,491	69,097,729
Dividends reinvested	88,722	487,543
Value of shares redeemed	(26,437,703)	(68,746,201)

Change in net assets resulting from capital transactions	1,937,510	839,071

Change in net assets	(466,108)	5,041,293
Net Assets:
Beginning of period	27,638,859	22,597,566

End of period	$27,172,751	$27,638,859

Accumulated net investment income (loss)	$(24,839)	$88,722

Share Transactions:
Issued	1,467,285	4,752,296
Reinvested	4,635	26,598
Redeemed	(1,421,015)	(4,663,728)

Change in shares	50,905	115,166

See accompanying notes to the financial statements.

112 :: ProFund VP Financials :: Financial Highlights

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the
	six months ended	For the	For the	For the	For the	For the
	June 30, 2010	year ended	year ended	year ended	year ended	year ended
	(unaudited)	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$17.91	$15.82	$32.38	$40.64	$34.84	$33.80

Investment Activities:
Net investment income (loss)(a)	(0.01)	0.06	0.46	0.41	0.34	0.27

Net realized and unrealized gains (losses) on investments	(0.80)	2.32	(16.72)	(8.11)	5.69	1.06

Total income (loss) from investment activities	(0.81)	2.38	(16.26)	(7.70)	6.03	1.33

Distributions to Shareholders From:
Net investment income	(0.06)	(0.29)	(0.30)	(0.56)	(0.23)	(0.29)

Net Asset Value, End of Period	$17.04	$17.91	$15.82	$32.38	$40.64	$34.84

Total Return	(4.58)% (b)	15.01%	(50.54)%	(19.11)%	17.35%	3.98%

Ratios to Average Net Assets:
Gross expenses(c)	1.80%	1.88%	1.85%	1.74%	1.76%	1.92%
Net expenses(c)	1.68%	1.67%	1.63%	1.63%	1.68%	1.92%
Net investment income (loss)(c)	(0.16)%	0.59%	1.90%	1.04%	0.90%	0.80%

Supplemental Data:
Net assets, end of period (000’s)	$27,173	$27,639	$22,598	$24,899	$49,610	$35,924
Portfolio turnover rate(d)	67% (b)	272%	413%	216%	247%	316%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Oil & Gas :: 113

Investment Objective:   The ProFund VP Oil & Gas seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Oil & Gas Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2010

Market Exposure
Investment Type	% of Net Assets

Equity Securities	94%

Total Exposure	94%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Exxon Mobil Corp.	23.8%
Chevron Corp.	12.0%
ConocoPhillips	6.0%
Schlumberger, Ltd.	5.8%
Occidental Petroleum Corp.	4.5%

Dow Jones U.S. Oil & Gas Index - Composition
% of Index

Oil and Gas Producers	77%
Oil Equipment, Services and Distribution	22%
Alternative Energy	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (94.1%)
	Shares	Value

Anadarko Petroleum Corp. (Oil & Gas)	25,594	$923,687
Apache Corp. (Oil & Gas)	17,190	1,447,226
Arena Resources, Inc.* (Oil & Gas)	1,910	60,929
Atlas Energy, Inc.* (Oil & Gas)	4,202	113,748
Atwood Oceanics, Inc.* (Oil & Gas)	2,674	68,241
Baker Hughes, Inc. (Oil & Gas Services)	21,774	905,145
Berry Petroleum Co.—Class A (Oil & Gas)	2,292	58,950
Bill Barrett Corp.* (Oil & Gas)	2,292	70,525
Brigham Exploration Co.* (Oil & Gas)	6,112	94,003
Bristow Group, Inc.* (Transportation)	1,910	56,154
Cabot Oil & Gas Corp. (Oil & Gas)	5,348	167,499
Cameron International Corp.* (Oil & Gas Services)	12,606	409,947
Carrizo Oil & Gas, Inc.* (Oil & Gas)	1,528	23,730
Chart Industries, Inc.* (Machinery-Diversified)	1,528	23,806
Chesapeake Energy Corp. (Oil & Gas)	33,234	696,252
Chevron Corp. (Oil & Gas)	103,140	6,999,080
Cimarex Energy Co. (Oil & Gas)	4,202	300,779
Complete Production Services, Inc.* (Oil & Gas Services)	3,438	49,163
Comstock Resources, Inc.* (Oil & Gas)	2,292	63,534
Concho Resources, Inc.* (Oil & Gas)	3,820	211,361
ConocoPhillips (Oil & Gas)	71,434	3,506,695
Continental Resources, Inc.* (Oil & Gas)	1,528	68,179
Core Laboratories N.V. (Oil & Gas Services)	1,146	169,161
Denbury Resources, Inc.* (Oil & Gas)	20,628	301,994
Devon Energy Corp. (Oil & Gas)	21,392	1,303,201
Diamond Offshore Drilling, Inc. (Oil & Gas)	3,438	213,809
Dresser-Rand Group, Inc.* (Oil & Gas Services)	4,202	132,573
Drill-Quip, Inc.* (Oil & Gas Services)	1,528	67,263
El Paso Corp. (Pipelines)	36,290	403,182
Energen Corp. (Gas)	3,820	169,341
EOG Resources, Inc. (Oil & Gas)	12,988	1,277,630
EXCO Resources, Inc. (Oil & Gas)	8,786	128,363
Exterran Holdings, Inc.* (Oil & Gas Services)	3,056	78,875
Exxon Mobil Corp. (Oil & Gas)	243,334	13,887,071
First Solar, Inc.* (Energy-Alternate Sources)	2,292	260,898
FMC Technologies, Inc.* (Oil & Gas Services)	6,112	321,858
Forest Oil Corp.* (Oil & Gas)	5,730	156,773
Frontier Oil Corp. (Oil & Gas)	5,348	71,931
Global Industries, Ltd.* (Oil & Gas Services)	5,348	24,013
Halliburton Co. (Oil & Gas Services)	45,840	1,125,372
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	4,966	53,484
Helmerich & Payne, Inc. (Oil & Gas)	4,966	181,358
Hess Corp. (Oil & Gas)	15,280	769,195
Holly Corp. (Oil & Gas)	2,292	60,921
Key Energy Services, Inc.* (Oil & Gas Services)	6,494	59,615
Marathon Oil Corp. (Oil & Gas)	36,672	1,140,133
Mariner Energy, Inc.* (Oil & Gas)	5,348	114,875
Murphy Oil Corp. (Oil & Gas)	9,932	492,131
Nabors Industries, Ltd.* (Oil & Gas)	14,516	255,772
National-Oilwell Varco, Inc. (Oil & Gas Services)	21,392	707,433
Newfield Exploration Co.* (Oil & Gas)	6,876	335,961
Noble Corp. (Oil & Gas)	13,370	413,267
Noble Energy, Inc. (Oil & Gas)	8,786	530,059
Occidental Petroleum Corp. (Oil & Gas)	33,998	2,622,946
Oceaneering International, Inc.* (Oil & Gas Services)	2,674	120,063
OGE Energy Corp. (Electric)	4,966	181,557
Oil States International, Inc.* (Oil & Gas Services)	2,674	105,837
Parker Drilling Co.* (Oil & Gas)	5,730	22,634
Patterson-UTI Energy, Inc. (Oil & Gas)	8,022	103,243
Penn Virginia Corp. (Oil & Gas)	2,292	46,092
Petrohawk Energy Corp.* (Oil & Gas)	15,280	259,302
Pioneer Natural Resources Co. (Oil & Gas)	6,112	363,358
Plains Exploration & Production Co.* (Oil & Gas)	7,258	149,587
Pride International, Inc.* (Oil & Gas)	8,022	179,212
QEP Resources, Inc.* (Oil & Gas)	8,579	264,491
Quicksilver Resources, Inc.* (Oil & Gas)	6,112	67,232
Range Resources Corp. (Oil & Gas)	8,022	322,083
Rowan Cos., Inc.* (Oil & Gas)	5,730	125,716
SandRidge Energy, Inc.* (Oil & Gas)	9,550	55,677
Schlumberger, Ltd. (Oil & Gas Services)	61,120	3,382,381
SEACOR SMIT, Inc.* (Oil & Gas Services)	1,146	80,976
SM Energy Co. (Oil & Gas)	3,056	122,729
Smith International, Inc. (Oil & Gas Services)	12,606	474,616
Southern Union Co. (Gas)	6,112	133,608
Southwestern Energy Co.* (Oil & Gas)	17,954	693,743
Sunoco, Inc. (Oil & Gas)	6,112	212,514
SunPower Corp.—Class A* (Energy-Alternate Sources)	2,674	32,355

See accompanying notes to the financial statements.

114 :: ProFund VP Oil & Gas :: Financial Statements

Common Stocks, continued
	Shares	Value

SunPower Corp.—Class B* (Electrical Components & Equipment)	2,292	$24,754
Superior Energy Services, Inc.* (Oil & Gas Services)	3,820	71,319
Swift Energy Co.* (Oil & Gas)	1,910	51,398
Tesoro Petroleum Corp. (Oil & Gas)	7,258	84,701
TETRA Technologies, Inc.* (Oil & Gas Services)	3,820	34,686
The Williams Cos., Inc. (Pipelines)	29,414	537,688
Tidewater, Inc. (Oil & Gas Services)	2,674	103,537
Transocean, Ltd.* (Oil & Gas)	17,190	796,413
Ultra Petroleum Corp.* (Oil & Gas)	7,640	338,070
Unit Corp.* (Oil & Gas)	2,292	93,032
Valero Energy Corp. (Oil & Gas)	29,032	521,995
Weatherford International, Ltd.* (Oil & Gas Services)	37,436	491,909
Whiting Petroleum Corp.* (Oil & Gas)	2,292	179,739

TOTAL COMMON STOCKS
(Cost $30,123,218)		54,977,338

TOTAL INVESTMENT SECURITIES
(Cost $30,123,218)—94.1%		54,977,338
Net other assets (liabilities)—5.9%		3,448,907

NET ASSETS—100.0%		$58,426,245

*	Non-income producing security

ProFund VP Oil & Gas invested in the following industries as of June 30, 2010:

		% of
	Value	Net Assets

Electric	$181,557	0.3%
Electrical Components & Equipment	24,754	0.1%
Energy-Alternate Sources	293,253	0.5%
Gas	302,949	0.5%
Machinery-Diversified	23,806	NM
Oil & Gas	44,184,769	75.6%
Oil & Gas Services	8,969,226	15.4%
Pipelines	940,870	1.6%
Transportation	56,154	0.1%
Other**	3,448,907	5.9%

Total	$58,426,245	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Oil & Gas :: 115

Statement of Assets and Liabilities (unaudited) :: June 30, 2010

Assets:
Total Investment Securities, at cost	$30,123,218

Securities, at value	54,977,338

Total Investment Securities, at value	54,977,338
Dividends receivable	36,522
Receivable for capital shares issued	1,793,848
Receivable for investments sold	3,013,905
Prepaid expenses	892

Total Assets	59,822,505

Liabilities:
Cash overdraft	697,345
Payable for investments purchased	270,960
Payable for capital shares redeemed	286,033
Advisory fees payable	33,053
Management services fees payable	4,408
Administration fees payable	2,101
Administrative services fees payable	24,649
Distribution fees payable	20,282
Trustee fees payable	3
Transfer agency fees payable	7,035
Fund accounting fees payable	4,559
Compliance services fees payable	353
Other accrued expenses	45,479

Total Liabilities	1,396,260

Net Assets	$58,426,245

Net Assets consist of:
Capital	$46,795,592
Accumulated net investment income (loss)	67,114
Accumulated net realized gains (losses) on investments	(13,290,581)
Net unrealized appreciation (depreciation) on investments	24,854,120

Net Assets	$58,426,245

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,710,674

Net Asset Value (offering and redemption price per share)	$34.15

Statement of Operations (unaudited) :: For the six months ended June 30, 2010

Investment Income:
Dividends	$687,366
Interest	41

Total Investment Income	687,407

Expenses:
Advisory fees	276,916
Management services fees	36,922
Administration fees	15,123
Transfer agency fees	22,031
Administrative services fees	118,523
Distribution fees	92,305
Custody fees	6,352
Fund accounting fees	29,998
Trustee fees	488
Compliance services fees	327
Other fees	53,108

Total Gross Expenses before reductions	652,093
Less Expenses reduced by the Advisor	(31,800)

Total Net Expenses	620,293

Net Investment Income (Loss)	67,114

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	2,960,987
Change in net unrealized appreciation/depreciation on investments	(13,186,100)

Net Realized and Unrealized Gains (Losses) on Investments	(10,225,113)

Change in Net Assets Resulting from Operations	$(10,157,999)

See accompanying notes to the financial statements.

116 :: ProFund VP Oil & Gas :: Financial Statements

Statements of Changes in Net Assets

	For the
	six months ended	For the
	June 30, 2010	year ended
	(unaudited)	December 31, 2009

From Investment Activities:
Operations:
Net investment income (loss)	$67,114	$304,297
Net realized gains (losses) on investments	2,960,987	(5,870,692)
Change in net unrealized appreciation/depreciation on investments	(13,186,100)	13,491,193

Change in net assets resulting from operations	(10,157,999)	7,924,798

Distributions to Shareholders From:
Net investment income	(304,297)	—
Net realized gains on investments	—	(9,120,883)

Change in net assets resulting from distributions	(304,297)	(9,120,883)

Capital Transactions:
Proceeds from shares issued	36,551,500	105,987,598
Dividends reinvested	304,297	9,120,883
Value of shares redeemed	(50,574,002)	(97,981,112)

Change in net assets resulting from capital transactions	(13,718,205)	17,127,369

Change in net assets	(24,180,501)	15,931,284
Net Assets:
Beginning of period	82,606,746	66,675,462

End of period	$58,426,245	$82,606,746

Accumulated net investment income (loss)	$67,114	$304,297

Share Transactions:
Issued	921,809	2,684,278
Reinvested	7,682	236,660
Redeemed	(1,302,609)	(2,553,632)

Change in shares	(373,118)	367,306

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Oil & Gas :: 117

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the
	six months ended	For the	For the	For the	For the	For the
	June 30, 2010	year ended	year ended	year ended	year ended	year ended
	(unaudited)	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$39.64	$38.84	$66.69	$51.51	$47.02	$36.63

Investment Activities:
Net investment income (loss)(a)	0.04	0.15	(0.15)	(0.17)	(0.08)	(0.15)
Net realized and unrealized gains (losses) on investments	(5.37)	5.73	(23.29)	16.79	9.13	11.64

Total income (loss) from investment activities	(5.33)	5.88	(23.44)	16.62	9.05	11.49

Distributions to Shareholders From:
Net investment income	(0.16)	—	—	—	—	—
Net realized gains on investments	—	(5.08)	(4.41)	(1.44)	(4.56)	(1.10)

Total distributions	(0.16)	(5.08)	(4.41)	(1.44)	(4.56)	(1.10)

Net Asset Value, End of Period	$34.15	$39.64	$38.84	$66.69	$51.51	$47.02

Total Return	(13.50)% (b)	15.50%	(36.95)%	32.48%	20.63%	31.31%

Ratios to Average Net Assets:
Gross expenses(c)	1.77%	1.81%	1.73%	1.71%	1.76%	1.86%
Net expenses(c)	1.68%	1.67%	1.63%	1.63%	1.68%	1.86%
Net investment income (loss)(c)	0.18%	0.39%	(0.25)%	(0.30)%	(0.15)%	(0.34)%

Supplemental Data:
Net assets, end of period (000’s)	$58,426	$82,607	$66,675	$194,871	$144,216	$148,466
Portfolio turnover rate(d)	25% (b)	109%	147%	180%	166%	298%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

118 :: ProFund VP Pharmaceuticals :: Financial Statements

Investment Objective:   The ProFund VP Pharmaceuticals seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Pharmaceuticals Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2010

Market Exposure
Investment Type	% of Net Assets

Equity Securities	75%
Swap Agreements	26%

Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Johnson & Johnson	24.6%
Pfizer, Inc.	19.1%
Eli Lilly & Co.	5.5%
Bristol-Myers Squibb Co.	4.7%
Merck & co., Inc.	4.5%

Dow Jones U.S. Pharmaceuticals Index - Composition
The Dow Jones U.S. Pharmaceuticals Index is comprised of a single sector.

Schedule of Portfolio Investments (unaudited)

Common Stocks (74.6%)
	Shares	Value

Abbott Laboratories (Pharmaceuticals)	5,508	$257,664
Alkermes, Inc.* (Pharmaceuticals)	972	12,101
Allergan, Inc. (Pharmaceuticals)	3,024	176,178
Auxilium Pharmaceuticals, Inc.* (Healthcare-Products)	432	10,152
Bristol-Myers Squibb Co. (Pharmaceuticals)	11,124	277,433
Cephalon, Inc.* (Pharmaceuticals)	756	42,903
Eli Lilly & Co. (Pharmaceuticals)	9,720	325,620
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	1,080	23,566
Forest Laboratories, Inc.* (Pharmaceuticals)	3,024	82,948
Hospira, Inc.* (Pharmaceuticals)	1,620	93,069
Johnson & Johnson (Healthcare-Products)	24,732	1,460,672
King Pharmaceuticals, Inc.* (Pharmaceuticals)	2,484	18,854
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	648	14,178
Merck & Co., Inc. (Pharmaceuticals)	7,668	268,150
Mylan Laboratories, Inc.* (Pharmaceuticals)	3,024	51,529
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	324	8,411
Perrigo Co. (Pharmaceuticals)	864	51,037
Pfizer, Inc. (Pharmaceuticals)	79,812	1,138,119
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	540	21,076
Theravance, Inc.* (Pharmaceuticals)	648	8,145
Valeant Pharmaceuticals International* (Pharmaceuticals)	540	28,237
Warner Chilcott PLC—Class A* (Pharmaceuticals)	972	22,210
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	1,080	43,816

TOTAL COMMON STOCKS
(Cost $3,561,135)		4,436,068

TOTAL INVESTMENT SECURITIES
(Cost $3,561,135)—74.6%		4,436,068
Net other assets (liabilities)—25.4%		1,511,649

NET ASSETS—100.0%		$5,947,717

*	Non-income producing security

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Pharmaceuticals Index	$1,599,520	$(480)

ProFund VP Pharmaceuticals invested in the following industries as of June 30, 2010:

		% of
	Value	Net Assets

Healthcare-Products	$1,470,824	24.7%
Pharmaceuticals	2,965,244	49.9%
Other**	1,511,649	25.4%

Total	$5,947,717	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Pharmaceuticals :: 119

Statement of Assets and Liabilities (unaudited) :: June 30, 2010

Assets:
Total Investment Securities, at cost	$3,561,135

Securities, at value	4,436,068

Total Investment Securities, at value	4,436,068
Dividends receivable	17,237
Receivable for capital shares issued	2,747
Receivable for investments sold	1,573,868
Prepaid expenses	123

Total Assets	6,030,043

Liabilities:
Cash overdraft	34,097
Payable for capital shares redeemed	30,242
Unrealized loss on total return swap agreements	480
Advisory fees payable	2,989
Management services fees payable	400
Administration fees payable	203
Administrative services fees payable	2,614
Distribution fees payable	2,258
Transfer agency fees payable	701
Fund accounting fees payable	440
Compliance services fees payable	42
Other accrued expenses	7,860

Total Liabilities	82,326

Net Assets	$5,947,717

Net Assets consist of:
Capital	$15,910,113
Accumulated net investment income (loss)	86,190
Accumulated net realized gains (losses) on investments	(10,923,039)
Net unrealized appreciation (depreciation) on investments	874,453

Net Assets	$5,947,717

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	297,336

Net Asset Value (offering and redemption price per share)	$20.00

Statement of Operations (unaudited) :: For the six months ended June 30, 2010

Investment Income:
Dividends	$167,542
Interest	36

Total Investment Income	167,578

Expenses:
Advisory fees	36,333
Management services fees	4,844
Administration fees	1,996
Transfer agency fees	2,914
Administrative services fees	15,979
Distribution fees	12,111
Custody fees	2,217
Fund accounting fees	3,976
Trustee fees	64
Compliance services fees	41
Other fees	6,787

Total Gross Expenses before reductions	87,262
Less Expenses reduced by the Advisor	(5,874)

Total Net Expenses	81,388

Net Investment Income (Loss)	86,190

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	3,806
Net realized gains (losses) on swap agreements	57,823
Change in net unrealized appreciation/depreciation on investments	(905,583)

Net Realized and Unrealized Gains (Losses) on Investments	(843,954)

Change in Net Assets Resulting from Operations	$(757,764)

See accompanying notes to the financial statements.

120 :: ProFund VP Pharmaceuticals :: Financial Statements

Statements of Changes in Net Assets

	For the
	six months ended	For the
	June 30, 2010	year ended
	(unaudited)	December 31, 2009

From Investment Activities:
Operations:
Net investment income (loss)	$86,190	$399,470
Net realized gains (losses) on investments	61,629	(2,424,874)
Change in net unrealized appreciation/depreciation on investments	(905,583)	682,254

Change in net assets resulting from operations	(757,764)	(1,343,150)

Distributions to Shareholders From:
Net investment income	(399,470)	(226,653)

Change in net assets resulting from distributions	(399,470)	(226,653)

Capital Transactions:
Proceeds from shares issued	9,192,050	63,925,638
Dividends reinvested	399,470	226,653
Value of shares redeemed	(15,608,631)	(61,584,331)

Change in net assets resulting from capital transactions	(6,017,111)	2,567,960

Change in net assets	(7,174,345)	998,157
Net Assets:
Beginning of period	13,122,063	12,123,906

End of period	$5,947,718	$13,122,063

Accumulated net investment income (loss)	$86,190	$399,470

Share Transactions:
Issued	407,886	3,169,455
Reinvested	17,970	10,971
Redeemed	(700,316)	(3,209,676)

Change in shares	(274,460)	(29,250)

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Pharmaceuticals :: 121

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the
	six months ended	For the		For the	For the	For the	For the
	June 30, 2010	year ended		year ended	year ended	year ended	year ended
	(unaudited)	Dec. 31, 2009		Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$22.95	$20.17		$25.47	$25.27	$22.56	$23.54

Investment Activities:
Net investment income (loss)(a)	0.20	0.52		0.44	0.32	0.25	0.15
Net realized and unrealized gains (losses) on investments	(2.17)	2.83	(b)	(5.37)	0.26	2.51	(1.05)

Total income (loss) from investment activities	(1.97)	3.35		(4.93)	0.58	2.76	(0.90)

Distributions to Shareholders From:
Net investment income	(0.98)	(0.57)		(0.37)	(0.38)	(0.05)	(0.08)

Net Asset Value, End of Period	$20.00	$22.95		$20.17	$25.47	$25.27	$22.56

Total Return	(9.03)% (c)	16.90%		(19.51)%	2.32%	12.18%	(3.82)%

Ratios to Average Net Assets:
Gross expenses(d)	1.80%	1.80%		1.77%	1.73%	1.75%	1.93%
Net expenses(d)	1.68%	1.65%		1.63%	1.63%	1.70%	1.93%
Net investment income (loss)(d)	1.78%	2.66%		1.99%	1.22%	1.02%	0.65%

Supplemental Data:
Net assets, end of period (000’s)	$5,948	$13,122		$12,124	$12,511	$21,079	$10,780
Portfolio turnover rate(e)	138% (c)	508%		579%	443%	454%	853%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

122 :: ProFund VP Precious Metals :: Financial Statements

Investment Objective: The ProFund VP Precious Metals seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones Precious Metals Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2010

Market Exposure
Investment Type	% of Net Assets

Swap Agreements	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The ProFund VP Precious Metals primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones Precious Metals Index - Composition

The Dow Jones Precious Metals Index is comprised of a single sector.

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements (104.5%)

	Principal
	Amount	Value

Bank of America, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $27,737,000 (Collateralized by $26,156,100 of various U.S. Treasury Notes, 3.63%–3.75%, 11/15/18–8/15/19, market value $28,291,938)	$27,737,000	$27,737,000
Deutsche Bank, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $27,737,000 (Collateralized by $28,338,000 Federal National Mortgage Association, 0.28%‡, 1/24/11, market value $28,293,618)	27,737,000	27,737,000
HSBC, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $27,737,000 (Collateralized by $28,080,700 of various U.S. Treasury Securities, 0.61%–2.00%, 1/31/11–9/28/12, market value $28,293,582)	27,737,000	27,737,000
UBS, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $27,737,000 (Collateralized by $25,721,000 Federal National Mortgage Association, 5.25%, 8/1/12, market value $28,293,100)	27,737,000	27,737,000
UMB, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $27,735,000 (Collateralized by $28,112,500 of various U.S. Treasury Notes, 0.88%–2.38%, 8/31/10–1/31/11, market value $28,289,889)	27,735,000	27,735,000

TOTAL REPURCHASE AGREEMENTS
(Cost $138,683,000)		138,683,000

TOTAL INVESTMENT SECURITIES
(Cost $138,683,000)—104.5%		138,683,000
Net other assets (liabilities)—(4.5)%		(5,955,820)

NET ASSETS—100.0%		$132,727,180

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of June 30, 2010, the aggregate amount held in a segregated account was $37,470,000.

‡	Represents the effective yield or interest rate in effect at June 30, 2010.

Swap Agreements

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Precious Metals Index	$108,792,617	$(4,434,677)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Precious Metals Index	$24,383,590	$(994,293)

		$(5,428,970)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Precious Metals :: 123

Statement of Assets and Liabilities (unaudited) :: June 30, 2010

Assets:
Total Investment Securities, at cost	$138,683,000

Repurchase agreements, at value	138,683,000

Total Investment Securities, at value	138,683,000
Cash	470
Receivable for capital shares issued	126,616
Prepaid expenses	1,399

Total Assets	138,811,485

Liabilities:
Payable for capital shares redeemed	389,654
Unrealized loss on swap agreements	5,428,970
Advisory fees payable	71,337
Management services fees payable	9,512
Administration fees payable	4,424
Administrative services fees payable	44,863
Distribution fees payable	36,266
Trustee fees payable	6
Transfer agency fees payable	13,931
Fund accounting fees payable	9,601
Compliance services fees payable	641
Other accrued expenses	75,100

Total Liabilities	6,084,305

Net Assets	$132,727,180

Net Assets consist of:
Capital	$159,699,262
Accumulated net investment income (loss)	(978,769)
Accumulated net realized gains (losses) on investments	(20,564,343)
Net unrealized appreciation (depreciation) on investments	(5,428,970)

Net Assets	$132,727,180

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,970,687

Net Asset Value (offering and redemption price per share)	$44.68

Statement of Operations (unaudited) :: For the six months ended June 30, 2010

Investment Income:
Interest	$62,322

Expenses:
Advisory fees	464,772
Management services fees	61,969
Administration fees	25,068
Transfer agency fees	36,790
Administrative services fees	205,014
Distribution fees	154,924
Custody fees	4,765
Fund accounting fees	49,476
Trustee fees	764
Compliance services fees	559
Other fees	84,819

Total Gross Expenses before reductions	1,088,920
Less Expenses reduced by the Advisor	(47,829)

Total Net Expenses	1,041,091

Net Investment Income (Loss)	(978,769)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(6,314)
Net realized gains (losses) on swap agreements	9,502,602
Change in net unrealized appreciation/depreciation on investments	(2,763,339)

Net Realized and Unrealized Gains (Losses) on Investments	6,732,949

Change in Net Assets Resulting from Operations	$5,754,180

See accompanying notes to the financial statements.

124 :: ProFund VP Precious Metals :: Financial Statements

Statements of Changes in Net Assets

	For the
	six months ended	For the
	June 30, 2010	year ended
	(unaudited)	December 31, 2009

From Investment Activities:
Operations:
Net investment income (loss)	$(978,769)	$(1,721,597)
Net realized gains (losses) on investments	9,496,288	30,955,736
Change in net unrealized appreciation/depreciation on investments	(2,763,339)	(4,087,224)

Change in net assets resulting from operations	5,754,180	25,146,915

Distributions to Shareholders From:
Net investment income	—	(974,226)

Change in net assets resulting from distributions	—	(974,226)

Capital Transactions:
Proceeds from shares issued	71,093,373	167,924,601
Dividends reinvested	—	974,226
Value of shares redeemed	(75,227,697)	(153,568,424)

Change in net assets resulting from capital transactions	(4,134,324)	15,330,403

Change in net assets	1,619,856	39,503,092

Net Assets:
Beginning of period	131,107,324	91,604,232

End of period	$132,727,180	$131,107,324

Accumulated net investment income (loss)	$(978,769)	$—

Share Transactions:
Issued	1,655,173	4,680,915
Reinvested	—	23,447
Redeemed	(1,805,724)	(4,512,430)

Change in shares	(150,551)	191,932

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Precious Metals :: 125

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the
	six months ended		For the	For the	For the	For the	For the
	June 30, 2010		year ended	year ended	year ended	year ended	year ended
	(unaudited)		Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$42.00		$31.27	$51.82	$43.80	$41.15	$32.58

Investment Activities:
Net investment income (loss)(a)	(0.33)		(0.58)	0.31	1.57	1.46	0.45
Net realized and unrealized gains (losses) on investments	3.01		11.62	(15.95)	8.11	1.55	8.12

Total income (loss) from investment activities	2.68		11.04	(15.64)	9.68	3.01	8.57

Distributions to Shareholders From:
Net investment income	—		(0.31)	(1.53)	(1.66)	(0.36)	—
Net realized gains on investments	—		—	(3.38)	—	—	—

Total distributions	—		(0.31)	(4.91)	(1.66)	(0.36)	—

Net Asset Value, End of Period	$44.68		$42.00	$31.27	$51.82	$43.80	$41.15

Total Return	6.38%	(b)	35.33%	(30.76)%	22.46%	7.36%	26.30%

Ratios to Average Net Assets:
Gross expenses(c)	1.76%		1.80%	1.71%	1.70%	1.74%	1.86%
Net expenses(c)	1.68%		1.67%	1.63%	1.63%	1.70%	1.86%
Net investment income (loss)(c)	(1.58)%		(1.57)%	0.68%	3.41%	3.30%	1.38%

Supplemental Data:
Net assets, end of period (000’s)	$132,727		$131,107	$91,604	$162,242	$125,274	$113,173
Portfolio turnover rate(d)	185%	(b)(e)	—	—	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(e)	The portfolio turnover rate significantly changed from the prior period due to a change in investment strategies.

See accompanying notes to the financial statements.

126 :: ProFund VP Telecommunications :: Financial Statements

Investment Objective:   The ProFund VP Telecommunications seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Telecommunications Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2010

Market Exposure
Investment Type	% of Net Assets

Equity Securities	65%
Swap Agreements	19%

Total Exposure	84%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents. As of June 30, 2010, the market exposure was less than the target exposure of 100% of Net Assets. This difference was primarily caused by unusually large subscriptions of shares of beneficial interest on June 30, 2010.

Largest Equity Holdings
Company	% of Net Assets

AT&T, Inc.	20.3%
Verizon Communications, Inc.	20.3%
American Tower Corp.	3.8%
Sprint Nextel Corp.	3.3%
CenturyTel, Inc.	2.6%

Dow Jones U.S. Telecommunications Index - Composition
% of Index

Fixed Line Telecommunications	83%
Mobile Telecommunications	17%

Schedule of Portfolio Investments (unaudited)

Common Stocks (64.6%)
	Shares	Value

AboveNet, Inc.* (Internet)	716	$33,781
American Tower Corp.* (Telecommunications)	8,950	398,275
AT&T, Inc. (Telecommunications)	88,068	2,130,365
CenturyTel, Inc. (Telecommunications)	8,234	274,275
Cincinnati Bell, Inc.* (Telecommunications)	5,728	17,241
Crown Castle International Corp.* (Telecommunications)	6,802	253,443
Frontier Communications Corp. (Telecommunications)	8,592	61,089
Leap Wireless International, Inc.* (Telecommunications)	1,790	23,234
Leucadia National Corp.* (Holding Companies-Diversified)	5,370	104,769
Level 3 Communications, Inc.* (Telecommunications)	46,182	50,338
MetroPCS Communications, Inc.* (Telecommunications)	6,802	55,708
NII Holdings, Inc.—Class B* (Telecommunications)	4,654	151,348
Qwest Communications International, Inc. (Telecommunications)	38,664	202,986
SBA Communications Corp.—Class A* (Telecommunications)	3,222	109,580
Sprint Nextel Corp.* (Telecommunications)	81,982	347,604
Telephone & Data Systems, Inc. (Telecommunications)	1,432	43,518
Telephone & Data Systems, Inc.—Special Shares (Telecommunications)	1,074	28,504
tw telecom, Inc.* (Telecommunications)	4,296	71,657
US Cellular Corp.* (Telecommunications)	358	14,732
Verizon Communications, Inc. (Telecommunications)	75,896	2,126,606
Virgin Media, Inc. (Telecommunications)	8,234	137,425
Windstream Corp. (Telecommunications)	13,246	139,878

TOTAL COMMON STOCKS
(Cost $6,062,198)		6,776,356

TOTAL INVESTMENT SECURITIES
(Cost $6,062,198)—64.6%		6,776,356
Net other assets (liabilities)—35.4%		3,708,582

NET ASSETS—100.0%		$10,484,938

*	Non-income producing security

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Telecommunications Index	$2,099,370	$(630)

ProFund VP Telecommunications invested in the following industries as of June 30, 2010:

		% of
	Value	Net Assets

Holding Companies-Diversified	$104,769	1.0%
Internet	33,781	0.3%
Telecommunications	6,637,806	63.3%
Other**	3,708,582	35.4%

Total	$10,484,938	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Telecommunications :: 127

Statement of Assets and Liabilities (unaudited) :: June 30, 2010

Assets:
Total Investment Securities, at cost	$6,062,198

Securities, at value	6,776,356

Total Investment Securities, at value	6,776,356
Dividends receivable	3,312
Receivable for capital shares issued	1,767,063
Receivable for investments sold	2,056,940
Prepaid expenses	101

Total Assets	10,603,772

Liabilities:
Cash overdraft	94,523
Payable for capital shares redeemed	4,979
Unrealized loss on swap agreements	630
Advisory fees payable	4,617
Management services fees payable	616
Administration fees payable	306
Administrative services fees payable	3,132
Distribution fees payable	2,389
Transfer agency fees payable	988
Fund accounting fees payable	665
Compliance services fees payable	43
Other accrued expenses	5,946

Total Liabilities	118,834

Net Assets	$10,484,938

Net Assets consist of:
Capital	$19,760,038
Accumulated net investment income (loss)	662,423
Accumulated net realized gains (losses) on investments	(10,651,051)
Net unrealized appreciation (depreciation) on investments	713,528

Net Assets	$10,484,938

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,729,326

Net Asset Value (offering and redemption price per share)	$6.06

Statement of Operations (unaudited) :: For the six months ended June 30, 2010

Investment Income:
Dividends	$284,221
Interest	38

Total Investment Income	284,259

Expenses:
Advisory fees	33,312
Management services fees	4,442
Administration fees	1,830
Transfer agency fees	2,687
Administrative services fees	14,911
Distribution fees	11,104
Custody fees	1,859
Fund accounting fees	3,691
Trustee fees	54
Compliance services fees	41
Other fees	6,348

Total Gross Expenses before reductions	80,279
Less Expenses reduced by the Advisor	(5,660)

Total Net Expenses	74,619

Net Investment Income (Loss)	209,640

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(905,940)
Net realized gains (losses) on swap agreements	91,664
Change in net unrealized appreciation/depreciation on investments	(672,679)

Net Realized and Unrealized Gains (Losses) on Investments	(1,486,955)

Change in Net Assets Resulting from Operations	$(1,277,315)

See accompanying notes to the financial statements.

128 :: ProFund VP Telecommunications :: Financial Statements

Statements of Changes in Net Assets

	For the
	six months ended	For the
	June 30, 2010	year ended
	(unaudited)	December 31, 2009

From Investment Activities:
Operations:
Net investment income (loss)	$209,640	$452,783
Net realized gains (losses) on investments	(814,276)	(274,598)
Change in net unrealized appreciation/depreciation on investments	(672,679)	(3,540)

Change in net assets resulting from operations	(1,277,315)	174,645

Distributions to Shareholders From:
Net investment income	—	(423,510)

Change in net assets resulting from distributions	—	(423,510)

Capital Transactions:
Proceeds from shares issued	15,541,417	37,711,538
Dividends reinvested	—	423,510
Value of shares redeemed	(15,509,003)	(40,527,410)

Change in net assets resulting from capital transactions	32,414	(2,392,362)

Change in net assets	(1,244,901)	(2,641,227)
Net Assets:
Beginning of period	11,729,839	14,371,066

End of period	$10,484,938	$11,729,839

Accumulated net investment income (loss)	$662,423	$452,783

Share Transactions:
Issued	2,431,892	5,891,671
Reinvested	—	67,653
Redeemed	(2,446,460)	(6,340,355)

Change in shares	(14,568)	(381,031)

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Telecommunications :: 129

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the
	six months ended		For the	For the	For the	For the	For the
	June 30, 2010		year ended	year ended	year ended	year ended	year ended
	(unaudited)		Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$6.73		$6.76	$19.31	$18.00	$13.48	$15.25

Investment Activities:
Net investment income (loss)(a)	0.15		0.36	0.35	0.29	0.23	0.32
Net realized and unrealized gains (losses) on investments	(0.82)		0.10 (b)	(5.89)	1.24	4.37	(1.29)

Total income (loss) from investment activities	(0.67)		0.46	(5.54)	1.53	4.60	(0.97)

Distributions to Shareholders From:
Net investment income	—		(0.49)	(1.07)	(0.16)	(0.08)	(0.32)
Net realized gains on investments	—		—	(5.94)	(0.06)	—	(0.48)

Total distributions	—		(0.49)	(7.01)	(0.22)	(0.08)	(0.80)

Net Asset Value, End of Period	$6.06		$6.73	$6.76	$19.31	$18.00	$13.48

Total Return	(9.96)%	(c)	7.32%	(34.42)%	8.39%	34.28%	(6.64)%

Ratios to Average Net Assets:
Gross expenses(d)	1.81%		1.87%	1.79%	1.72%	1.75%	1.91%
Net expenses(d)	1.68%		1.66%	1.63%	1.63%	1.68%	1.91%
Net investment income (loss)(d)	4.72%		5.61%	2.70%	1.45%	1.40%	2.25%

Supplemental Data:
Net assets, end of period (000’s)	$10,485		$11,730	$14,371	$35,618	$44,158	$8,798
Portfolio turnover rate(e)	223%	(c)	689%	613%	411%	525%	970%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

130 :: ProFund VP Utilities :: Financial Statements

Investment Objective:   The ProFund VP Utilities seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Utilities Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2010

Market Exposure
Investment Type	% of Net Assets

Equity Securities	102%

Total Exposure	102%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Southern Co.	6.5%
Exelon Corp.	5.9%
Dominion Resources, Inc.	5.5%
Duke Energy Corp.	4.9%
NextEra Energy, Inc.	4.7%

Dow Jones U.S. Utilities Index - Composition
% of Index

Electricity	72%
Gas,Water & MultiUtilities	28%

Schedule of Portfolio Investments (unaudited)

Common Stocks (101.9%)

	Shares	Value

AGL Resources, Inc. (Gas)	5,340	$191,279
Allegheny Energy, Inc. (Electric)	11,748	242,949
ALLETE, Inc. (Electric)	2,136	73,137
Alliant Energy Corp. (Electric)	7,476	237,288
Ameren Corp. (Electric)	16,376	389,258
American Electric Power, Inc. (Electric)	33,108	1,069,388
American Water Works Co., Inc. (Water)	12,104	249,342
Aqua America, Inc. (Water)	9,612	169,940
Atmos Energy Corp. (Gas)	6,408	173,272
Avista Corp. (Electric)	3,916	76,479
Black Hills Corp. (Electric)	2,848	81,083
California Water Service Group (Water)	1,424	50,837
Calpine Corp.* (Electric)	24,208	307,926
CenterPoint Energy, Inc. (Electric)	25,632	337,317
Cleco Corp. (Electric)	4,272	112,824
CMS Energy Corp. (Electric)	16,020	234,693
Consolidated Edison, Inc. (Electric)	19,580	843,898
Constellation Energy Group, Inc. (Electric)	12,460	401,835
Covanta Holding Corp.* (Energy-Alternate Sources)	8,900	147,651
Dominion Resources, Inc. (Electric)	41,296	1,599,807
DPL, Inc. (Electric)	8,188	195,693
DTE Energy Co. (Electric)	11,748	535,826
Duke Energy Corp. (Electric)	90,424	1,446,784
Dynegy, Inc.* (Electric)	7,120	27,412
Edison International (Electric)	20,648	654,955
El Paso Electric Co.* (Electric)	3,204	61,997
Entergy Corp. (Electric)	13,172	943,379
EQT Corp. (Oil & Gas)	9,968	360,244
Exelon Corp. (Electric)	45,568	1,730,217
FirstEnergy Corp. (Electric)	21,004	739,971
Great Plains Energy, Inc. (Electric)	9,256	157,537
Hawaiian Electric Industries, Inc. (Electric)	6,408	145,974
IDACORP, Inc. (Electric)	3,204	106,597
Integrys Energy Group, Inc. (Electric)	5,340	233,572
ITC Holdings Corp. (Electric)	3,560	188,360
Laclede Group, Inc. (Gas)	1,424	47,177
Mirant Corp.* (Electric)	9,968	105,262
National Fuel Gas Co. (Pipelines)	4,628	212,333
New Jersey Resources Corp. (Gas)	2,848	100,250
NextEra Energy, Inc. (Electric)	28,480	1,388,685
Nicor, Inc. (Gas)	3,204	129,762
NiSource, Inc. (Electric)	19,224	278,748
Northeast Utilities System (Electric)	12,104	308,410
Northwest Natural Gas Co. (Gas)	1,780	77,555
NorthWestern Corp. (Electric)	2,492	65,290
NRG Energy, Inc.* (Electric)	17,800	377,538
NSTAR (Electric)	7,476	261,660
NV Energy, Inc. (Electric)	16,020	189,196
ONEOK, Inc. (Gas)	6,764	292,543
Pepco Holdings, Inc. (Electric)	15,308	240,029
PG&E Corp. (Electric)	25,632	1,053,475
Piedmont Natural Gas Co., Inc. (Gas)	4,628	117,088
Pinnacle West Capital Corp. (Electric)	7,120	258,883
PNM Resources, Inc. (Electric)	5,340	59,701
Portland General Electric Co. (Electric)	5,340	97,882
PPL Corp. (Electric)	26,344	657,283
Progress Energy, Inc. (Electric)	19,580	767,928
Public Service Enterprise Group, Inc. (Electric)	35,244	1,104,194
Questar Corp. (Pipelines)	12,104	550,611
RRI Energy, Inc.* (Electric)	24,208	91,748
SCANA Corp. (Electric)	7,832	280,072
Sempra Energy (Gas)	16,020	749,576
South Jersey Industries, Inc. (Gas)	2,136	91,763
Southern Co. (Electric)	56,960	1,895,629
Southwest Gas Corp. (Gas)	3,204	94,518
Spectra Energy Corp. (Pipelines)	44,856	900,260
TECO Energy, Inc. (Electric)	13,884	209,232
The AES Corp.* (Electric)	55,180	509,863
UGI Corp. (Gas)	7,476	190,189
Unisource Energy Corp. (Electric)	2,492	75,209
Vectren Corp. (Gas)	5,696	134,767
Westar Energy, Inc. (Electric)	7,476	161,556
WGL Holdings, Inc. (Gas)	3,560	121,147
Wisconsin Energy Corp. (Electric)	8,188	415,459
Xcel Energy, Inc. (Electric)	31,684	653,007

TOTAL COMMON STOCKS
(Cost $21,505,766)		29,834,199

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Utilities :: 131

Value

TOTAL INVESTMENT SECURITIES
(Cost $21,505,766)—101.9%	$29,834,199
Net other assets (liabilities)—(1.9)%	(554,722)

NET ASSETS—100.0%	$29,279,477

*  Non-income producing security

ProFund VP Utilities invested in the following industries as of June 30, 2010:

		% of
	Value	Net Assets

Electric	$24,682,095	84.3%
Energy-Alternate Sources	147,651	0.5%
Gas	2,510,886	8.6%
Oil & Gas	360,244	1.2%
Pipelines	1,663,204	5.7%
Water	470,119	1.6%
Other**	(554,722)	(1.9)%

Total	$29,279,477	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

132 :: ProFund VP Utilities :: Financial Statements

Statement of Assets and Liabilities (unaudited) :: June 30, 2010

Assets:
Total Investment Securities, at cost	$21,505,766

Securities, at value	29,834,199

Total Investment Securities, at value	29,834,199
Dividends receivable	64,705
Prepaid expenses	394

Total Assets	29,899,298

Liabilities:
Cash overdraft	320,692
Payable for capital shares redeemed	232,620
Advisory fees payable	15,156
Management services fees payable	2,020
Administration fees payable	986
Administrative services fees payable	11,210
Distribution fees payable	9,185
Trustee fees payable	1
Transfer agency fees payable	3,226
Fund accounting fees payable	2,139
Compliance services fees payable	163
Other accrued expenses	22,423

Total Liabilities	619,821

Net Assets	$29,279,477

Net Assets consist of:
Capital	$31,256,526
Accumulated net investment income (loss)	440,610
Accumulated net realized gains (losses) on investments	(10,746,092)
Net unrealized appreciation (depreciation) on investments	8,328,433

Net Assets	$29,279,477

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,174,010

Net Asset Value (offering and redemption price per share)	$24.94

Statement of Operations (unaudited) :: For the six months ended June 30, 2010

Investment Income:
Dividends	$719,957
Interest	27

Total Investment Income	719,984

Expenses:
Advisory fees	124,721
Management services fees	16,629
Administration fees	6,754
Transfer agency fees	9,859
Administrative services fees	53,833
Distribution fees	41,574
Custody fees	4,323
Fund accounting fees	13,532
Trustee fees	205
Compliance services fees	150
Other fees	22,417

Total Gross Expenses before reductions	293,997
Less Expenses reduced by the Advisor	(14,623)

Total Net Expenses	279,374

Net Investment Income (Loss)	440,610

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(493,548)
Change in net unrealized appreciation/depreciation on investments	(2,408,607)

Net Realized and Unrealized Gains (Losses) on Investments	(2,902,155)

Change in Net Assets Resulting from Operations	$(2,461,545)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Utilities :: 133

Statements of Changes in Net Assets

	For the
	six months ended	For the
	June 30, 2010	year ended
	(unaudited)	December 31, 2009

From Investment Activities:
Operations:
Net investment income (loss)	$440,610	$827,777
Net realized gains (losses) on investments	(493,548)	(1,777,591)
Change in net unrealized appreciation/depreciation on investments	(2,408,607)	2,256,825

Change in net assets resulting from operations	(2,461,545)	1,307,011

Distributions to Shareholders From:
Net investment income	(856,502)	(1,254,992)

Change in net assets resulting from distributions	(856,502)	(1,254,992)

Capital Transactions:
Proceeds from shares issued	14,359,622	52,956,407
Dividends reinvested	856,502	1,254,992
Value of shares redeemed	(20,887,930)	(51,533,751)

Change in net assets resulting from capital transactions	(5,671,806)	2,677,648

Change in net assets	(8,989,853)	2,729,667
Net Assets:
Beginning of period	38,269,330	35,539,663

End of period	$29,279,477	$38,269,330

Accumulated net investment income (loss)	$440,610	$856,502

Share Transactions:
Issued	543,221	2,058,306
Reinvested	32,841	48,269
Redeemed	(796,019)	(2,091,356)

Change in shares	(219,957)	15,219

See accompanying notes to the financial statements.

134 :: ProFund VP Utilities :: Financial Highlights

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the
	six months ended	For the	For the	For the	For the	For the
	June 30, 2010	year ended	year ended	year ended	year ended	year ended
	(unaudited)	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$27.45	$25.78	$39.33	$34.84	$29.64	$26.55

Investment Activities:
Net investment income (loss)(a)	0.35	0.71	0.53	0.46	0.54	0.46
Net realized and unrealized gains (losses) on investments	(2.20)	2.00	(12.26)	4.97	5.11	3.04

Total income (loss) from investment activities	(1.85)	2.71	(11.73)	5.43	5.65	3.50

Distributions to Shareholders From:
Net investment income	(0.66)	(1.04)	(0.91)	(0.52)	(0.45)	(0.16)
Net realized gains on investments	—	—	(0.91)	(0.42)	—	(0.25)

Total distributions	(0.66)	(1.04)	(1.82)	(0.94)	(0.45)	(0.41)

Net Asset Value, End of Period	$24.94	$27.45	$25.78	$39.33	$34.84	$29.64

Total Return	(6.83)% (b)	10.73%	(30.70)%	15.80%	19.22%	13.06%

Ratios to Average Net Assets:
Gross expenses(c)	1.77%	1.83%	1.75%	1.72%	1.75%	1.89%
Net expenses(c)	1.68%	1.66%	1.63%	1.63%	1.68%	1.89%
Net investment income (loss)(c)	2.65%	2.84%	1.54%	1.22%	1.68%	1.56%

Supplemental Data:
Net assets, end of period (000’s)	$29,279	$38,269	$35,540	$195,220	$104,601	$75,931
Portfolio turnover rate(d)	27% (b)	139%	82%	168%	153%	251%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP U.S. Government Plus :: 135

Investment Objective:   The ProFund VP U.S. Government Plus seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the daily price movement of the most recently issued 30-year U.S.Treasury Bond (“Long Bond”).

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2010

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	4%
Swap Agreements	78%
U.S. Treasury Obligations	43%

Total Exposure	125%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The ProFund VP U.S. Government Plus primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Schedule of Portfolio Investments (unaudited)

U.S. Treasury Obligations (43.3%)

	Principal
	Amount	Value

U.S. Treasury Bonds, 4.375%, 5/15/40	$37,800,000	$40,977,563

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $38,483,259)		40,977,563

Repurchase Agreements (55.3%)
Bank of America, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $10,459,000 (Collateralized by $9,843,800 of various U.S. Treasury Notes, 3.63%–3.75%, 11/15/18-8/15/19, market value $10,668,354)	10,459,000	10,459,000
Deutsche Bank, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $10,459,000 (Collateralized by $10,686,000 of various U.S. Treasury Securities, 0.28%‡–1.88%, 1/24/11–6/15/12, market value $10,669,374)	10,459,000	10,459,000
HSBC, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $10,459,000 (Collateralized by $10,685,000 of various U.S. Treasury Securities, 0.18%–1.88%, 3/9/11–6/15/12, market value $10,669,561)	10,459,000	10,459,000
UBS, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $10,459,000 (Collateralized by $9,699,000 Federal National Mortgage Association, 5.25%, 8/1/12, market value $10,668,900)	10,459,000	10,459,000
UMB, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $10,456,000 (Collateralized by $10,586,600 of various U.S. TreasuryNotes, 1.50%–2.38%, 8/31/10-10/31/10, market value $10,665,294)	10,456,000	10,456,000

TOTAL REPURCHASE AGREEMENTS
(Cost $52,292,000)		52,292,000

TOTAL INVESTMENT SECURITIES
(Cost $90,775,260)—98.6%		93,269,563
Net other assets (liabilities)—1.4%		1,310,419

NET ASSETS—100.0%		$94,579,982

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of June 30, 2010, the aggregate amount held in a segregated account was $7,320,000.

‡	Represents the effective yield or interest rate in effect at June 30,2010.

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

30-Year U.S. Treasury Bond Futures Contract expiring 9/22/10 (Underlying notional amount at value $3,444,188)	27	$100,369

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreement with Credit Suisse Capital LLC, based on the 30-Year U.S. Treasury Bond, 4.375% due 5/15/40	$73,824,656	$497,360

See accompanying notes to the financial statements.

136 :: ProFund VP U.S. Government Plus :: Financial Statements

Statement of Assets and Liabilities (unaudited) :: June 30, 2010

Assets:
Total Investment Securities, at cost	$90,775,260

Securities, at value	40,977,563
Repurchase agreements, at value	52,292,000

Total Investment Securities, at value	93,269,563
Cash	3,845
Segregated cash balances with brokers for futures contracts	77,389
Interest receivable	211,213
Unrealized gain on swap agreements	497,360
Receivable for capital shares issued	655,961
Variation margin on futures contracts	7,594
Prepaid expenses	783

Total Assets	94,723,708

Liabilities:
Payable for capital shares redeemed	17,080
Advisory fees payable	31,726
Management services fees payable	6,345
Administration fees payable	2,709
Administrative services fees payable	23,720
Distribution fees payable	20,244
Trustee fees payable	4
Transfer agency fees payable	6,940
Fund accounting fees payable	5,877
Compliance services fees payable	368
Other accrued expenses	28,713

Total Liabilities	143,726

Net Assets	$94,579,982

Net Assets consist of:
Capital	$108,726,593
Accumulated net investment income (loss)	86,532
Accumulated net realized gains (losses) on investments	(17,325,175)
Net unrealized appreciation (depreciation) on investments	3,092,032

Net Assets	$94,579,982

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	4,454,370

Net Asset Value (offering and redemption price per share)	$21.23

Statement of Operations (unaudited) :: For the six months ended June 30, 2010

Investment Income:
Interest	$587,516

Expenses:
Advisory fees	142,306
Management services fees	28,461
Administration fees	10,458
Transfer agency fees	15,548
Administrative services fees	91,319
Distribution fees	71,153
Custody fees	3,013
Fund accounting fees	20,922
Trustee fees	285
Compliance services fees	288
Other fees	33,567

Total Gross Expenses before reductions	417,320
Less Expenses reduced by the Advisor	(24,557)

Total Net Expenses	392,763

Net Investment Income (Loss)	194,753

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	481,528
Net realized gains (losses) on futures contracts	187,600
Net realized gains (losses) on swap agreements	4,127,151
Change in net unrealized appreciation/depreciation on investments	3,482,707

Net Realized and Unrealized Gains (Losses) on Investments	8,278,986

Change in Net Assets Resulting from Operations	$8,473,739

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP U.S. Government Plus :: 137

Statements of Changes in Net Assets

	For the
	six months ended	For the
	June 30, 2010	year ended
	(unaudited)	December 31, 2009

From Investment Activities:
Operations:
Net investment income (loss)	$194,753	$(103,257)
Net realized gains (losses) on investments	4,796,279	(21,449,915)
Change in net unrealized appreciation/depreciation on investments	3,482,707	(11,724,436)

Change in net assets resulting from operations	8,473,739	(33,277,608)

Distributions to Shareholders From:
Net investment income	(108,221)	—
Return of capital	—	(30,119)
Net realized gains on investments	—	(24,247,436)

Change in net assets resulting from distributions	(108,221)	(24,277,555)

Capital Transactions:
Proceeds from shares issued	161,248,681	232,544,751
Dividends reinvested	108,221	24,277,555
Value of shares redeemed	(117,524,643)	(282,368,668)

Change in net assets resulting from capital transactions	43,832,259	(25,546,362)

Change in net assets	52,197,777	(83,101,525)
Net Assets:
Beginning of period	42,382,205	125,483,730

End of period	$94,579,982	$42,382,205

Accumulated net investment income (loss)	$86,532	$—

Share Transactions:
Issued	8,499,057	9,053,640
Reinvested	5,279	1,257,781
Redeemed	(6,420,054)	(10,596,545)

Change in shares	2,084,282	(285,124)

See accompanying notes to the financial statements.

138 :: ProFund VP U.S. Government Plus :: Financial Highlights

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the
	six months ended		For the	For the	For the	For the	For the
	June 30, 2010		year ended	year ended	year ended	year ended	year ended
	(unaudited)		Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$17.88		$47.26	$32.10	$30.20	$32.75	$30.74

Investment Activities:
Net investment income (loss)(a)	0.06		(0.05)	0.58	1.06	1.04	0.75
Net realized and unrealized gains (losses) on investments	3.33		(14.27)	15.15	1.91	(2.55)	2.01

Total income (loss) from investment activities	3.39		(14.32)	15.73	2.97	(1.51)	2.76

Distributions to Shareholders From:
Net investment income	(0.04)		—	(0.57)	(1.07)	(1.04)	(0.75)
Return of capital	—		(0.01)	—	—	—	—
Net realized gains on investments	—		(15.05)	—	—	—	—

Total distributions	(0.04)		(15.06)	(0.57)	(1.07)	(1.04)	(0.75)

Net Asset Value, End of Period	$21.23		$17.88	$47.26	$32.10	$30.20	$32.75

Total Return	18.95%	(b)	(32.62)%	49.73%	10.12%	(4.52)%	9.01%

Ratios to Average Net Assets:
Gross expenses(c)	1.47%		1.53%	1.45%	1.43%	1.42%	1.59%
Net expenses(c)	1.38%		1.36%	1.33%	1.33%	1.38%	1.59%
Net investment income (loss)(c)	0.68%		(0.16)%	1.71%	3.55%	3.45%	2.32%

Supplemental Data:
Net assets, end of period (000’s)	$94,580		$42,382	$125,484	$94,705	$33,259	$91,463
Portfolio turnover rate(d)	347%	(b)	808%	464%	474%	1,308%	1,660%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Falling U.S. Doller :: 139

Investment Objective:   The ProFund VP Falling U.S. Dollar seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the U.S.Dollar Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2010

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(18)%
Forward Currency Contracts	(83)%

Total Exposure	(101)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The ProFund VP Falling U.S. Dollar primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

U.S. Dollar Index - Currencies
% of Index

Euro	57%
Japanes Yen	14%
British Sterling Pound	12%
Canadian Dollar	9%
Swedish Krona	4%
Swiss Franc	4%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements (100.8%)
	Principal
	Amount	Value

Bank of America, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $286,000 (Collateralized by $272,700 U.S. Treasury Notes, 3.63%, 8/15/19, market value $291,789)	$286,000	$286,000
Deutsche Bank, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $286,000 (Collateralized by $293,000 Federal National Mortgage Association, 0.28%‡, 1/24/11, market value $292,541)	286,000	286,000
HSBC, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $286,000 (Collateralized by $292,000 Federal Home Loan Mortgage Corp., 1.00%, 11/18/11, market value $292,444)	286,000	286,000
UBS, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $286,000 (Collateralized by $266,000 Federal National Mortgage Association, 5.25%, 8/1/12, market value $292,600)	286,000	286,000
UMB, 0.00%, 7/1/10+, dated 6/30/10, with a repurchase price of $284,000 (Collateralized by $287,000 U.S. Treasury Notes, 2.00%, 9/30/10, market value $289,722)	284,000	284,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,428,000)		1,428,000

TOTAL INVESTMENT SECURITIES (Cost $1,428,000)—100.8%		1,428,000
Net other assets (liabilities)—(0.8)%		(11,514)

NET ASSETS—100.0%		$1,416,486

+	All or a portion of this security is held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of June 30, 2010, the aggregate amount held in a segregated account was $80,000.
‡	Represents the effective yield or interest rate in effect at June 30, 2010.

Futures Contracts Sold

		Unrealized
		Appreciation
	Contracts	(Depreciation)

U.S. Dollar Index Futures Contract expiring 9/14/10 (Underlying notional amount at value $259,050)	3	$3,939

See accompanying notes to the financial statements.

140 :: ProFund VP Falling U.S. Dollar :: Financial Statements

At June 30, 2010, the ProFund VP Falling U.S. Dollar’s forward currency contracts with Goldman Sachs International, were as follows:

		Contract Amount	Contract		Unrealized
	Delivery	in Local	Value	Fair	Appreciation
Currency	Date	Currency	in U.S. Dollars	Value	(Depreciation)

Short:
British Pound Sterling vs. U.S. Dollar	7/2/10	63,092	$94,468	$94,683	$215
Canadian Dollar vs. U.S. Dollar	7/2/10	64,463	60,791	61,014	223
Euro vs. U.S. Dollar	7/2/10	361,185	443,680	445,737	2,057
Japanese Yen vs. U.S. Dollar	7/2/10	9,806,495	110,858	110,783	(75)
Swedish Krona vs. U.S. Dollar	7/2/10	232,003	29,918	30,071	153
Swiss Franc vs. U.S. Dollar	7/2/10	33,098	30,715	30,712	(3)

Total Short Contracts			$770,430	$773,000	$2,570

Long:
British Pound Sterling vs. U.S. Dollar	7/2/10	63,092	$93,439	$94,253	$814
British Pound Sterling vs. U.S. Dollar	7/16/10	63,092	94,465	94,251	(214)
Canadian Dollar vs. U.S. Dollar	7/2/10	64,463	62,700	60,568	(2,132)
Canadian Dollar vs. U.S. Dollar	7/16/10	64,463	60,784	60,563	(221)
Euro vs. U.S. Dollar	7/2/10	361,185	444,655	441,623	(3,032)
Euro vs. U.S. Dollar	7/16/10	361,185	443,690	441,651	(2,039)
Japanese Yen vs. U.S. Dollar	7/2/10	9,806,495	107,471	110,933	3,462
Japanese Yen vs. U.S. Dollar	7/16/10	9,806,495	110,876	110,965	89
Swedish Krona vs. U.S. Dollar	7/2/10	232,003	29,744	29,765	21
Swedish Krona vs. U.S. Dollar	7/16/10	232,003	29,915	29,765	(150)
Swiss Franc vs. U.S. Dollar	7/2/10	33,098	29,368	30,717	1,349
Swiss Franc vs. U.S. Dollar	7/16/10	33,098	30,719	30,725	6

Total Long Contracts			$1,537,826	$1,535,779	$(2,047)

At June 30, 2010, the ProFund VP Falling U.S. Dollar’s forward currency contracts with UBS AG, were as follows:

		Contract Amount	Contract		Unrealized
	Delivery	in Local	Value	Fair	Appreciation
Currency	Date	Currency	in U.S. Dollars	Value	(Depreciation)

Short:
British Pound Sterling vs. U.S. Dollar	7/2/10	30,588	$45,799	$45,903	$104
Canadian Dollar vs. U.S. Dollar	7/2/10	47,293	44,599	44,762	163
Euro vs. U.S. Dollar	7/2/10	190,339	233,812	234,897	1,085
Japanese Yen vs. U.S. Dollar	7/2/10	4,584,128	51,816	51,775	(41)
Swedish Krona vs. U.S. Dollar	7/2/10	152,210	19,626	19,724	98
Swiss Franc vs. U.S. Dollar	7/2/10	13,534	12,557	12,553	(4)

Total Short Contracts			$408,209	$409,614	$1,405

Long:
British Pound Sterling vs. U.S. Dollar	7/2/10	30,588	$45,837	$45,696	$(141)
British Pound Sterling vs. U.S. Dollar	7/16/10	30,588	45,799	45,695	(104)
Canadian Dollar vs. U.S. Dollar	7/2/10	47,293	45,799	44,436	(1,363)
Canadian Dollar vs. U.S. Dollar	7/16/10	47,293	44,595	44,432	(163)
Euro vs. U.S. Dollar	7/2/10	190,340	235,341	232,729	(2,612)
Euro vs. U.S. Dollar	7/16/10	190,339	233,820	232,743	(1,077)
Japanese Yen vs. U.S. Dollar	7/2/10	4,584,128	51,001	51,857	856
Japanese Yen vs. U.S. Dollar	7/16/10	4,584,128	51,826	51,872	46
Swedish Krona vs. U.S. Dollar	7/2/10	152,210	19,644	19,528	(116)
Swedish Krona vs. U.S. Dollar	7/16/10	152,210	19,625	19,528	(97)
Swiss Franc vs. U.S. Dollar	7/2/10	13,535	12,279	12,561	282
Swiss Franc vs. U.S. Dollar	7/16/10	13,534	12,559	12,564	5

Total Long Contracts			$818,125	$813,641	$(4,484)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Falling U.S. Doller :: 141

Statement of Assets and Liabilities (unaudited) :: June 30, 2010

Assets:
Total Investment Securities, at cost	$1,428,000

Repurchase agreements, at value	1,428,000

Total Investment Securities, at value	1,428,000

Segregated cash balances with brokers for futures contracts	5,990

Segregated cash balances with custodian for forward currency contracts	1,221

Unrealized appreciation on forward currency exchange contracts	7,066
Receivable for investments sold	1,178,638
Variation margin on futures contracts	180
Prepaid expenses	21

Total Assets	2,621,116

Liabilities:
Cash overdraft	416
Payable for investments purchased	1,174,663
Payable for capital shares redeemed	10,880
Unrealized depreciation on forward currency contracts	13,597
Advisory fees payable	598
Management services fees payable	80
Administration fees payable	44
Administrative services fees payable	927
Distribution fees payable	917
Transfer agency fees payable	147
Fund accounting fees payable	95
Compliance services fees payable	8
Other accrued expenses	2,258

Total Liabilities	1,204,630

Net Assets	$1,416,486

Net Assets consist of:
Capital	$3,606,748
Accumulated net investment income (loss)	(15,329)
Accumulated net realized gains (losses) on investments	(2,176,316)
Net unrealized appreciation (depreciation) on investments	1,383

Net Assets	$1,416,486

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	52,309

Net Asset Value (offering and redemption price per share)	$27.08

Statement of Operations (unaudited) :: For the six months ended June 30, 2010

Investment Income:
Interest	$488

Expenses:
Advisory fees	6,115
Management services fees	815
Administration fees	370
Transfer agency fees	540
Administrative services fees	2,038
Distribution fees	2,038
Custody fees	1,991
Fund accounting fees	725
Trustee fees	12
Compliance services fees	8
Other fees	1,602

Total Gross Expenses before reductions	16,254
Less Expenses reduced by the Advisor	(437)

Total Net Expenses	15,817

Net Investment Income (Loss)	(15,329)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on futures contracts	(10,062)
Net realized gains (losses) on foreign currency transactions	(170,643)
Change in net unrealized appreciation/depreciation on investments	8,339

Net Realized and Unrealized Gains (Losses) on Investments	(172,366)

Change in Net Assets Resulting from Operations	$(187,695)

See accompanying notes to the financial statements.

142 :: ProFund VP Falling U.S. Dollar :: Financial Statements

Statements of Changes in Net Assets

	For the
	six months ended	For the
	June 30, 2010	year ended
	(unaudited)	December 31, 2009

From Investment Activities:
Operations:
Net investment income (loss)	$(15,329)	$(34,620)
Net realized gains (losses) on investments	(180,705)	38,724
Change in net unrealized appreciation/depreciation on investments	8,339	44,180

Change in net assets resulting from operations	(187,695)	48,284

Distributions to Shareholders From:
Net investment income	—	(58,271)

Change in net assets resulting from distributions	—	(58,271)

Capital Transactions:
Proceeds from shares issued	1,459,122	3,077,886
Dividends reinvested	—	58,271
Value of shares redeemed	(1,766,069)	(3,553,822)

Change in net assets resulting from capital transactions	(306,947)	(417,665)

Change in net assets	(494,642)	(427,652)
Net Assets:
Beginning of period	1,911,128	2,338,780

End of period	$1,416,486	$1,911,128

Accumulated net investment income (loss)	$(15,329)	$—

Share Transactions:
Issued	52,153	102,719
Reinvested	—	1,896
Redeemed	(63,231)	(118,724)

Change in shares	(11,078)	(14,109)

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Falling U.S. Doller :: 143

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the
	six months ended	For the	For the	For the
	June 30, 2010	year ended	year ended	year ended
	(unaudited)	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	(a)

Net Asset Value, Beginning of Period	$30.15	$30.18	$31.85	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.27)	(0.55)	0.15	0.29
Net realized and unrealized gains (losses) on investments	(2.80)	1.49	(1.70)	1.56

Total income (loss) from investment activities	(3.07)	0.94	(1.55)	1.85

Distributions to Shareholders From:
Net investment income	—	(0.97)	(0.08)	—
Net realized gains on investments	—	—	(0.04)	—

Total distributions	—	(0.97)	(0.12)	—

Net Asset Value, End of Period	$27.08	$30.15	$30.18	$31.85

Total Return	(10.18)% (c)	3.04%	(4.86)%	6.17%	(c)

Ratios to Average Net Assets:
Gross expenses(d)	1.99%	2.03%	1.62%	2.52%
Net expenses(d)	1.94% (e)	1.91% (e)	1.58%	1.63%
Net investment income (loss)(d)	(1.88)%	(1.82)%	0.46%	2.78%

Supplemental Data:
Net assets, end of period (000’s)	$1,416	$1,911	$2,339	$532
Portfolio turnover rate(f)	—	—	—	—

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	The expense ratio does not correlate to the applicable expense limits in place during the period due to the timing of the net expense accrual relative to sales and purchases of fund shares during the period.
(f)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

144 :: ProFund VP Money Market :: Financial Statements

Investment Objective:   The ProFund VP Money Market seeks a high level of current income consistent with liquidity and preservation of capital.

An investment in the ProFund VP Money Market is neither guaranteed nor insured by the Federal Deposit Insurance Corporation or any other government agency. Although the ProFund VP Money Market strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in this ProFund VP.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2010

Market Exposure
Investment Type	% of Net Assets

Repurchase Agreements	99%

Total Exposure	99%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements (99.3%)
	Principal
	Amount	Value

Bank of America, 0.00%, 7/1/10, dated 6/30/10, with a repurchase price of $52,004,000 (Collateralized by $48,841,900 U.S. Treasury Notes, 3.75%, 11/15/18, market value $53,044,145)	$52,004,000	$52,004,000
Deutsche Bank, 0.00%, 7/1/10, dated 6/30/10, with a repurchase price of $52,004,000 (Collateralized by $53,128,000 Federal National Mortgage Association, 0.28%‡, 1/24/11, market value $53,044,793)	52,004,000	52,004,000
HSBC, 0.00%, 7/1/10, dated 6/30/10, with a repurchase price of $52,004,000 (Collateralized by $52,683,000 Federal National Mortgage Association, 1.00%, 11/23/11, market value $53,044,920)	52,004,000	52,004,000
UBS, 0.00%, 7/1/10, dated 6/30/10, with a repurchase price of$52,004,000 (Collateralized by$48,222,000 Federal National Mortgage Association, 5.25%, 8/1/12, market value $53,044,200)	52,004,000	52,004,000
UMB, 0.00%, 7/1/10, dated 6/30/10, with a repurchase price of $52,003,000 (Collateralized by $52,663,200 U.S. Treasury Notes, 0.88%, 1/31/11, market value $53,043,068)	52,003,000	52,003,000

TOTAL REPURCHASE AGREEMENTS
(Cost $260,019,000)		260,019,000

TOTAL INVESTMENT SECURITIES
(Cost $260,019,000)—99.3%		260,019,000
Net other assets (liabilities)—0.7%		1,948,503

NET ASSETS—100.0%		$261,967,503

‡	Represents the effective yield or interest rate in effect at June 30, 2010.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Money Market :: 145

Statement of Assets and Liabilities (unaudited) :: June 30, 2010

Assets:
Total Investment Securities, at cost	$260,019,000

Repurchase agreements, at value	260,019,000

Total Investment Securities, at value	260,019,000
Cash	830
Receivable for capital shares issued	3,806,801
Receivable from Advisor	117,161
Prepaid expenses	2,580

Total Assets	263,946,372

Liabilities:
Payable for capital shares redeemed	1,550,023
Administration fees payable	9,138
Administrative services fees payable	64,585
Distribution fees payable	118,163
Trustee fees payable	13
Transfer agency fees payable	27,061
Fund accounting fees payable	19,828
Compliance services fees payable	1,191
Other accrued expenses	188,867

Total Liabilities	1,978,869

Net Assets	$261,967,503

Net Assets consist of:
Capital	$261,967,503

Net Assets	$261,967,503

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	261,967,503

Net Asset Value (offering and redemption price per share)	$1.00

Statement of Operations (unaudited) :: For the six months ended June 30, 2010

Investment Income:
Interest	$96,893

Expenses:
Advisory fees	811,174
Management services fees	108,156
Administration fees	46,894
Transfer agency fees	69,608
Administrative services fees	120,530
Distribution fees	218,725
Custody fees	5,244
Fund accounting fees	93,704
Trustee fees	1,310
Compliance services fees	1,159
Other fees	94,222

Total Gross Expenses before reductions	1,570,726
Less Expenses reduced by the Advisor	(1,494,710)

Total Net Expenses	76,016

Net Investment Income (Loss)	20,877

Change in Net Assets Resulting from Operations	$20,877

See accompanying notes to the financial statements.

146 :: ProFund VP Money Market :: Financial Statements

Statements of Changes in Net Assets

	For the
	six months ended	For the
	June 30, 2010	year ended
	(unaudited)	December 31, 2009

From Investment Activities:
Operations:
Net investment income (loss)	$20,877	$90,479

Change in net assets resulting from operations	20,877	90,479

Distributions to Shareholders From:
Net investment income	(20,877)	(90,479)

Change in net assets resulting from distributions	(20,877)	(90,479)

Capital Transactions:
Proceeds from shares issued	1,739,639,266	2,117,847,225
Dividends reinvested	20,877	90,479
Value of shares redeemed	(1,705,987,971)	(2,164,660,841)

Change in net assets resulting from capital transactions	33,672,172	(46,723,137)

Change in net assets	33,672,172	(46,723,137)
Net Assets:
Beginning of period	228,295,331	275,018,468

End of period	$261,967,503	$228,295,331

Share Transactions:
Issued	1,739,639,266	2,117,847,225
Reinvested	20,877	90,479
Redeemed	(1,705,987,971)	(2,164,660,841)

Change in shares	33,672,172	(43,723,137)

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Money Market :: 147

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the
	six months ended		For the		For the		For the	For the	For the
	June 30, 2010		year ended		year ended		year ended	year ended	year ended
	(unaudited)		Dec. 31, 2009		Dec. 31, 2008		Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000		$1.000	$1.000	$1.000

Investment Activities:
Net investment income(a)	—(b)		—(b)		0.008		0.037	0.036	0.018

Distributions to Shareholders From:
Net investment income	—(b)		—(b)		(0.008)		(0.037)	(0.036)	(0.018)

Net Asset Value, End of Period	$1.000		$1.000		$1.000		$1.000	$1.000	$1.000

Total Return	0.01%	(c)	0.03%		0.84%		3.77%	3.68%	1.80%

Ratios to Average Net Assets:
Gross expenses(d)	1.45%		1.41%		1.49%		1.37%	1.33%	1.34%
Net expenses(d)	0.07%	(e)	0.06%	(e)	0.99%	(e)	1.30%	1.29%	1.34%
Net investment income (loss)(d)	0.02%		0.03%		0.82%		3.67%	3.65%	1.91%

Supplemental Data:
Net assets, end of period (000’s)	$261,968		$228,295		$275,018		$251,771	$152,750	$56,286

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Amount is less than $0.0005.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	The expense ratio for the period reflects the reduction of certain expenses to maintain a certain minimum net yield.

See accompanying notes to the financial statements.

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150 :: Notes to Financial Statements :: June 30, 2010 (unaudited)

1.	Organization

ProFunds (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the portfolios of the Trust included in this report. ProFund VP Bull, ProFund VP Mid-Cap, ProFund VP Small-Cap, ProFund VP NASDAQ-100, ProFund VP Small-Cap Value, ProFund VP Asia 30, ProFund VP Europe 30, ProFund VP International, ProFund VP Emerging Markets, ProFund VP Japan, ProFund VP UltraSmall-Cap, ProFund VP Short Small-Cap, ProFund VP Short NASDAQ-100, ProFund VP Short International, ProFund VP Short Emerging Markets, ProFund VP Basic Materials, ProFund VP Consumer Services, ProFund VP Financials, ProFund VP Oil & Gas, ProFund VP Pharmaceuticals, ProFund VP Precious Metals, ProFund VP Telecommunications, ProFund VP Utilities, ProFund VP U.S. Government Plus, ProFund VP Falling U.S. Dollar and ProFund VP Money Market (collectively, the “ProFunds VP” and individually, a “ProFund VP”). The ProFunds VP, excluding ProFund VP Money Market, are referred to as the “non-money market ProFunds VP”. Each non-money market ProFund VP is a “non-diversified” series of the Trust pursuant to the 1940 Act. Each ProFund VP offers one class of shares.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFunds’VP maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds VP. However, based on experience, the ProFunds VP expect any risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates. Management has evaluated events and transactions through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements.

Investment Valuation

The ProFunds VP record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security prices are generally provided by an independent pricing service. The securities in the portfolio of a non-money market ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees.

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less may be valued at amortized cost, which approximates market value. For the ProFund VP Money Market, investments are valued at amortized cost, in accordance with Rule 2a-7 of the 1940 Act. Under the amortized cost method, premium or discount, if any is amortized or accreted, respectively, on a constant basis to the maturity of the security.

For the non-money market ProFunds VP, derivatives (e.g., futures contracts, options, swap agreements and forward currency contracts) are generally valued using independent pricing services and/or agreements with other counterparties or other procedures approved by the Trust’s Board of Trustees. Futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund VP is determined. If there was no sale on that day, and for non-exchange traded derivatives, fair valuation procedures as described below may be applied.

June 30, 2010 (unaudited) :: Notes to Financial Statements :: 151

When ProFund Advisors LLC (the “Advisor”) determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. While the Trust’s policy is intended to result in a calculation of a ProFund VP’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund VP could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a ProFund VP may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

The valuation techniques described above maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the ProFunds’ VP investments are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the ProFunds’VP own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements maturing in sixty days or less are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

At June 30, 2010, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

A summary of the valuations as of June 30, 2010, based upon the three levels defined above, is included in the table below while the breakdown, by category, of equity securities is disclosed on the Schedule of Portfolio Investments for each ProFund VP:

			LEVEL 2 - Other Significant
	LEVEL 1 - Quoted Prices		Observable Inputs		Total

	Investment	Other Financial	Investment	Other Financial	Investment	Other Financial
	Securities	Instruments^	Securities	Instruments^	Securities	Instruments^

ProFund VP Bull
Common Stocks	$60,494,598	$–	$–	$–	$60,494,598	$–
Repurchase Agreements	–	–	20,915,000	–	20,915,000	–
Futures Contracts	–	(866,382)	–	–	–	(866,382)
Swap Agreements	–	–	–	(393,447)	–	(393,447)

Total	$60,494,598	$(866,382)	$20,915,000	$(393,447)	$81,409,598	$(1,259,829)

ProFund VP Mid-Cap
Repurchase Agreements	$–	$–	$9,520,000	$–	$9,520,000	$–
Futures Contracts	–	(119,330)	–	–	–	(119,330)
Swap Agreements	–	–	–	(338,115)	–	(338,115)

Total	$–	$(119,330)	$9,520,000	$(338,115)	$9,520,000	$(457,445)

ProFund VP Small-Cap
Common Stocks	$1,389,861	$–	$–	$–	$1,389,861	$–
Repurchase Agreements	–	–	3,516,000	–	3,516,000	–
Swap Agreements	–	–	–	(174,940)	–	(174,940)

Total	$1,389,861	$–	$3,516,000	$(174,940)	$4,905,861	$(174,940)

ProFund VP NASDAQ-100
Common Stocks	$22,314,536	$–	$–	$–	$22,314,536	$–
Repurchase Agreements	–	–	21,431,000	–	21,431,000	–
Futures Contracts	–	(11,390)	–	–	–	(11,390)
Swap Agreements	–	–	–	(875,145)	–	(875,145)

Total	$22,314,536	$(11,390)	$21,431,000	$(875,145)	$43,745,536	$(886,535)

ProFund VP Small-Cap
Value
Common Stocks	$21,686,740	$–	$–	$–	$21,686,740	$–
Rights/Warrants	–	–	474	–	474	–

Total	$21,687,740	$–	$474	$–	$21,687,214	$–

152 :: Notes to Financial Statements :: June 30, 2010 (unaudited)

			LEVEL 2 - Other Significant
	LEVEL 1 - Quoted Prices		Observable Inputs		Total

	Investment	Other Financial	Investment	Other Financial	Investment	Other Financial
	Securities	Instruments^	Securities	Instruments^	Securities	Instruments^

ProFund VP Asia 30
Common Stocks	$62,129,312	$–	$–	$–	$62,129,312	$–
Repurchase Agreements	–	–	411,000	–	411,000	–

Total	$62,129,312	$–	$411,000	$–	$62,540,312	$–

ProFund VP Europe 30
Common Stocks	$26,448,429	$–	$–	$–	$26,448,429	$–
Repurchase Agreements	–	–	254,000	–	254,000	–
Futures Contracts	–	(41,648)	–	–	–	(41,648)

Total	$26,448,429	$(41,648)	$254,000	$–	$26,702,429	$(41,648)

ProFund VP International
Repurchase Agreements	$–	$–	$2,747,000	$–	$2,747,000	$–
Futures Contracts	–	(74,528)	–	–	–	(74,528)
Swap Agreements	–	–	–	(80,347)	–	(80,347)

Total	$–	$(74,528)	$2,747,000	$(80,347)	$2,747,000	$(154,875)

ProFund VP Emerging Markets
Common Stocks	$14,093,568	$–	$–	$–	$14,093,568	$–
Preferred Stocks	1,735,436	–	–	–	1,735,436	–
Repurchase Agreements	–	–	6,017,000	–	6,017,000	–
Swap Agreements	–	–	–	(302,308)	–	(302,308)

Total	$15,829,004	$–	$6,017,000	$(302,308)	$21,846,004	$(302,308)

ProFund VP Japan
Repurchase Agreements	$–	$–	$8,360,000	$–	$8,360,000	$–
Futures Contracts	–	(317,162)	–	–	–	(317,162)

Total	$–	$(317,162)	$8,360,000	$–	$8,360,000	$(317,162)

ProFund VP UltraSmall-Cap
Common Stocks	$2,362,724	$–	$–	$–	$2,362,724	$–
Repurchase Agreements	–	–	17,775,000	–	17,775,000	–
Futures Contracts	–	(27,134)	–	–	–	(27,134)
Swap Agreements	–	–	–	(1,784,191)	–	(1,784,191)

Total	$2,362,724	$(27,134)	$17,775,000	$(1,784,191)	$20,137,724	$(1,811,325)

ProFund VP Short Small-Cap
Repurchase Agreements	$–	$–	$17,355,000	$–	$17,355,000	$–
Futures Contracts	–	28,271	–	–	–	28,271
Swap Agreements	–	–	–	160,006	–	160,006

Total	$–	$28,271	$17,355,000	$160,006	$17,355,000	$188,277

ProFund VP Short NASDAQ-100
Repurchase Agreements	$–	$–	$26,154,000	$–	$26,154,000	$–
Futures Contracts	–	247,917	–	–	–	247,917
Swap Agreements	–	–	–	327,038	–	327,038

Total	$–	$247,917	$26,154,000	$327,038	$26,154,000	$574,955

ProFund VP Short International
Repurchase Agreements	$–	$–	$2,911,000	$–	$2,911,000	$–
Futures Contracts	–	79,384	–	–	–	79,384
Swap Agreements	–	–	–	77,996	–	77,996

Total	$–	$79,384	$2,911,000	$77,996	$2,911,000	$157,380

June 30, 2010 (unaudited) :: Notes to Financial Statements :: 153

			LEVEL 2 - Other Significant
	LEVEL 1 - Quoted Prices		Observable Inputs		Total

	Investment	Other Financial	Investment	Other Financial	Investment	Other Financial
	Securities	Instruments^	Securities	Instruments^	Securities	Instruments^

ProFund VP Short Emerging Markets
Repurchase Agreements	$–	$–	$2,504,000	$–	$2,504,000	$–
Swap Agreements	–	–	–	120,426	–	120,426

Total	$–	$–	$2,504,000	$120,426	$2,504,000	$120,426

ProFund VP Basic Materials
Common Stocks	$34,448,941	$–	$–	$–	$34,448,941	$–

Total	$34,448,941	$–	$–	$–	$34,448,941	$–

ProFund VP Consumer Services
Common Stocks	$12,797,176	$–	$–	$–	$12,797,176	$–

Total	$12,797,176	$–	$–	$–	$12,797,176	$–

ProFund VP Financials
Common Stocks	$27,297,658	$–	$–	$–	$27,297,658	$–

Total	$27,297,658	$–	$–	$–	$27,297,658	$–

ProFund VP Oil & Gas
Common Stocks	$54,977,338	$–	$–	$–	$54,977,338	$–

Total	$54,977,338	$–	$–	$–	$54,977,338	$–

ProFund VP Pharmaceuticals
Common Stocks	$4,436,068	$–	$–	$–	$4,436,068	$–
Swap Agreements	–	–	–	(480)	–	(480)

Total	$4,436,068	$–	$–	$(480)	$4,436,068	$(480)

ProFund VP Precious Metals
Repurchase Agreements	$–	$–	$138,683,000	$–	$138,683,000	$–
Swap Agreements	–	–	–	(5,428,970)	–	(5,428,970)

Total	$–	$–	$138,683,000	$(5,428,970)	$138,683,000	$(5,428,970)

ProFund VP Telecommunications
Common Stocks	$6,776,356	$–	$–	$–	$6,776,356	$–
Swap Agreements	–	–	–	(630)	–	(630)

Total	$6,776,356	$–	$–	$(630)	$6,776,356	$(630)

ProFund VP Utilities
Common Stocks	$29,834,199	$–	$–	$–	$29,834,199	$–

Total	$29,834,199	$–	$–	$–	$29,834,199	$–

ProFund VP U.S. Government Plus
U.S. Treasury Obligations	$40,977,563	$–	$–	$–	$40,977,563	$–
Repurchase Agreements	–	–	52,292,000	–	52,292,000	–
Futures Contracts	–	100,369	–	–	–	100,369
Swap Agreements	–	–	–	497,360	–	497,360

Total	$40,977,563	$100,369	$52,292,000	$497,360	$93,269,563	$597,729

ProFund VP Falling U.S. Dollar
Repurchase Agreements	$–	$–	$1,428,000	$–	$1,428,000	$–
Futures Contracts	–	3,939	–	–	–	3,939
Forward Currency Contracts	–	–	–	(6,531)	–	(6,531)

Total	$–	$3,939	$1,428,000	$(6,531)	$1,428,000	$(2,592)

154 :: Notes to Financial Statements :: June 30, 2010 (unaudited)

			LEVEL 2 - Other Significant
	LEVEL 1 - Quoted Prices		Observable Inputs		Total

	Investment	Other Financial	Investment	Other Financial	Investment	Other Financial
	Securities	Instruments^	Securities	Instruments^	Securities	Instruments^

ProFund VP Money Market
Repurchase Agreements	$–	$–	$260,019,000	$–	$260,019,000	$–

Total	$–	$–	$260,019,000	$–	$260,019,000	$–

^
Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

The Trust recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1, 2 or 3 as of June 30, 2010 from the valuation input levels used on March 31, 2010.

Repurchase Agreements

The ProFunds VP will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions. The creditworthiness of each of the firms that is a party to a repurchase agreement with the ProFunds VP is monitored by the Advisor. Repurchase agreements are subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon future price and date, normally one day or a few days later. The repurchase price is greater than the price paid by the ProFund VP, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying collateral securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

In addition, the value of the collateral underlying the repurchase agreement is monitored to ensure that the collateral is at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. Funds within the Trust and Access One Trust invest in repurchase agreements jointly, therefore, each ProFund VP holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each ProFund VP. The collateral underlying the repurchase agreement is held by the ProFund VP’s custodian. In the event of a default or bankruptcy by a selling financial institution, the ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent the proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss. A ProFund VP also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund VP expected to receive under the repurchase agreement.

Real Estate Investment Trusts

The non-money market ProFunds VP, other than ProFund VP U.S. Government Plus, may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. Certain distributions received from REITS during the year are recorded as realized gains or return of capital when such information becomes known.

Short Sales

The non-money market ProFunds VP may engage in short sales. When a ProFund VP engages in a short sale, the ProFund VP records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The ProFund VP may also incur dividend expense if a security that has been sold short declares a dividend and is shown as an expense in the Statement of Operations and included in the expense ratio, as applicable. To borrow the security, a ProFund VP also may be required to pay a premium, which would increase the cost of the security sold. The ProFund VP is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received. The ProFunds VP will segregate cash or liquid instruments with the custodian or designate collateral for such securities sold short.

Short sales involve elements of market risk and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. This risk is potentially unlimited, as a ProFund VP that sells a security short without hedging will be exposed to any market value increase in the security sold short. As of June 30, 2010, there were no short sale transactions.

When-Issued Securities

Each ProFund VP may purchase securities on a when-issued basis. These securities are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time a ProFund VP makes the commitment to purchase securities on a when-issued basis, the ProFund VP will record the transaction and thereafter reflect the value of the securities, each day, in determining the ProFund VP’s net asset value. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Trust will segregate cash or liquid instruments with the custodian or designate collateral for such when-issued securities on the ProFund VP’s records. As of June 30, 2010, the ProFunds VP did not hold any when-issued securities.

June 30, 2010 (unaudited) :: Notes to Financial Statements :: 155

Foreign Currency Transactions

Each non-money market ProFund VP, other than ProFund VP U.S. Government Plus, may invest directly in foreign currencies or hold financial instruments that provide exposure to foreign currencies or may invest in securities that trade in, or receive revenues in, foreign currencies. The accounting records of the ProFunds VP are maintained in U.S. dollars. Financial instruments and other assets and liabilities of a ProFund VP denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The ProFunds VP do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates.

Derivative Instruments

In seeking to achieve each ProFund VP’s investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative instruments such as futures contracts, options, forward currency contracts and swap agreements, that a ProFund VP should hold to approximate the inverse, multiple, or multiple inverse performance of its daily benchmark, as appropriate, based upon each ProFund VP’s investment objective. Derivative instruments held during the six months ended June 30, 2010 gained exposure to each ProFund VP’s benchmark (e.g., index, etc.) to meet its investment objective.

All open derivative positions at period end are reflected on each respective ProFund VP’s Schedule of Portfolio Investments, and the notional amount (contract value for forward currency contracts) of these open positions relative to each ProFund VP’s net assets is generally representative of the notional amount/contract value of open positions to net assets throughout the reporting period for each respective ProFund VP. The volume associated with derivative positions varies on a daily basis as each ProFund VP transacts derivative contracts in order to achieve the appropriate exposure, as expressed in notional amount/contract value, in comparison to net assets consistent with each ProFund VP’s investment objective. The following is a description of the derivative instruments utilized by the ProFunds VP, including the primary underlying risk exposures related to each instrument type.

Futures Contracts and Related Options

The non-money market ProFunds VP may purchase or sell stock index futures contracts or bond futures contracts and options. The non-money market ProFunds VP use futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A stock index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered. A bond futures contact, if held to expiration, generally obligates the seller to deliver (and the purchaser to accept) one of the specified underlying reference bonds. The non-money market ProFunds VP generally choose to engage in closing or offsetting transactions before final settlement. When a ProFund VP purchases a put or call option on a futures contract, the ProFund VP pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, a ProFund VP receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund VP the underlying futures contract for a specified price upon exercise at any time during the option period.

Upon entering into a contract, the ProFund VP is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statement of Assets and Liabilities as segregated cash balances with brokers for futures contracts, if applicable, and is restricted as to its use. Pursuant to the contract, the ProFund VP agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund VP as unrealized gains or losses. The ProFund VP will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock index futures contracts, interest rate risk related to bond futures contracts and foreign currency risk related to the foreign currency denominated futures contracts) and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund VP has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract. With futures contracts, there is minimal counterparty risk to the ProFunds VP since futures contracts are exchange-traded and the exchange’s clearinghouse, as a counterparty to all exchange-traded future contracts, guarantees the futures contracts against default.

156 :: Notes to Financial Statements :: June 30, 2010 (unaudited)

Options

The non-money market ProFunds VP may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions, or create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index, and therefore options on stock indexes involve elements of equity price risk. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash. All option contracts held as of June 30, 2010 are exchange traded.

The ProFund VP Falling U.S. Dollar may buy or sell put and call options on foreign currencies, either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. As of June 30, 2010, the ProFund VP Falling U.S. Dollar did not hold any foreign currency options.

Put and call options purchased are accounted for in the same manner as portfolio securities. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund VP will realize a gain or loss upon the expiration or closing of the option transaction.

Options are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index or foreign currencies selected, as applicable, the possibility of an illiquid market for the option or the inability of counterparties to perform. The ProFunds VP did not write options during the period.

Forward Currency Contracts

The ProFund VP Falling U.S. Dollar may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. In addition to the foreign currency risk related to the use of these contracts, the ProFund VP could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

ProFund VP Falling U.S. Dollar collateralizes forward currency contracts with cash and certain securities as indicated on the Statement of Assets and Liabilities and the Schedule of Portfolio Investments, respectively. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian to protect the counterparty against nonpayment by the ProFund VP. In the event of a default by the counterparty, the ProFund VP will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with the respect to the collateral. The ProFund VP remains subject to credit risk with respect to the amount it expects to receive from counterparties, as those amounts are not similarly collateralized by the counterparty. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances.

Swap Agreements

The non-money market ProFunds VP may enter into swap agreements, primarily equity index or bond swap agreements based on the applicable benchmark of each ProFund VP. The non-money market ProFunds VP use swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. The value of swap agreements are equal to the ProFund VP’s obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements.

June 30, 2010 (unaudited) :: Notes to Financial Statements :: 157

Equity index and bond swap agreements are bilateral agreements where one party (payer) agrees to pay the other (receiver) the return on an index or a specified asset in exchange for a fixed or floating rate of return. The swap agreement allows the receiver or payer to derive the economic benefit of owning or having short exposure to, as applicable, an asset without owning or shorting the underlying asset, as applicable. The receiver is entitled to the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. In return, the payer is entitled to an amount equal to a fixed or floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments, less any dividends or interest. The amounts to which each party is entitled are normally netted out against each other, resulting in a single amount that is either due to or from each party.

Swap agreements do not involve the delivery of securities or other underlying instruments. The net amount, whether positive or negative, of a ProFund VP’s obligations over its entitlements with respect to each swap agreement is accrued on a daily basis and, in the case that a ProFund VP has a net obligation, an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess, is maintained in a segregated account by the ProFund VP’s custodian. When a ProFund VP is a return receiver, the net amount of the gain or loss on the notional amount plus dividends or interest associated with the reference asset less the interest owed on the notional amount are recorded as “unrealized gain or loss on swap agreements” until the swap agreement is settled in cash. When the ProFund VP is a payer of the return, the ProFund VP pays the return of the index or specified assets plus related dividends or interest and receives interest on the notional amount outstanding. These amounts are netted to determine the value of the swap agreement. When cash is exchanged, which is generally no later than monthly, the net gain or loss realized is recorded as “realized gains or losses on swap agreements”.

The Trust, on behalf of a ProFund VP, may enter into agreements with certain counterparties for derivative transactions. These agreements contain various conditions, events of default, termination events, covenants and representations. The triggering of certain events or the default on certain terms of the agreement could allow a party to terminate a transaction under the agreement and request immediate payment in an amount equal to the net positions owed the party under the agreement. This could cause a ProFund VP to have to enter into a new transaction with the same counterparty, enter into a transaction with a different counterparty or seek to achieve its investment objective through any number of different investments or investment techniques.

Swap agreements involve, to varying degrees, elements of market risk (generally equity price risk related to equity index swap agreements and interest rate risk related to bond swap agreements) and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. The notional amounts, which are disclosed as of period end in the swap tables included in the Schedule of Portfolio Investments, reflect the extent of the total investment exposure each ProFund VP has under the swap agreement which may exceed the net asset value of the ProFund VP. The primary risks associated with the use of swap agreements are imperfect correlation between the price of financial instruments and movements in the prices of the underlying investments and the inability of counterparties to perform. A ProFund VP bears the counterparty risk, i.e. risk of loss of the net amount, if any, expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The unrealized gain (loss) as of the period end is disclosed in the swap tables included in the Schedule of Portfolio Investments. A ProFund VP will enter into swap agreements only with large, established and well capitalized financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. The ProFund VP may use various techniques to minimize credit risk including early termination and payment, using different counterparties and limiting the net amount due from any individual counterparty. All of the outstanding swap agreements at June 30, 2010 contractually terminate within one month but may be terminated without penalty by either party daily. Upon termination, the ProFund VP is entitled to pay or receive the “unrealized gain or loss” amount.

The ProFund VP collateralizes swap agreements with cash and certain securities as indicated on the Statement of Assets and Liabilities and the Schedule of Portfolio Investments of the ProFund VP, respectively. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian to protect the counterparty against non-payment by the ProFund VP. In the event of a default by the counterparty, the ProFund VP will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. The ProFund VP remains subject to credit risk with respect to the amount it expects to receive from counterparties, as those amounts are not similarly collateralized by the counterparty. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances.

Summary of Derivative Instruments

Fair Values of Derivative Instruments on the ProFunds’VP Statement of Assets and Liabilities as of June 30, 2010:

	Assets			Liabilities

			Unrealized			Unrealized
	Variation	Unrealized	appreciation	Variation	Unrealized	depreciation
	margin on	gain	on forward	margin on	loss	on forward
	futures	on swap	currency	futures	on swap	currency
Fund	contracts*	agreements	contracts	contracts*	agreements	contracts

Equity Risk Exposure:
ProFund VP Bull	$–	$–	$–	$866,382	$393,447	$–
ProFund VP Mid-Cap	–	–	–	119,330	338,115	–
ProFund VP Small-Cap	–	–	–	–	174,940	–
ProFund VP NASDAQ-100	–	–	–	11,390	875,145	–

158 :: Notes to Financial Statements :: June 30, 2010 (unaudited)

	Assets			Liabilities

			Unrealized			Unrealized
	Variation	Unrealized	appreciation	Variation	Unrealized	depreciation
	margin on	gain	on forward	margin on	loss	on forward
	futures	on swap	currency	futures	on swap	currency
Fund	contracts*	agreements	contracts	contracts*	agreements	contracts

ProFund VP Europe 30	$–	$–	$–	$41,648	$–	$–
ProFund VP International	–	–	–	74,528	80,347	–
ProFund VP Emerging Markets	–	–	–	–	302,308	–
ProFund VP Japan	–	–	–	317,162	–	–
ProFund VP UltraSmall-Cap	–	–	–	27,134	1,784,191	–
ProFund VP Short Small-Cap	28,271	160,006	–	–	–	–
ProFund VP Short NASDAQ-100	247,917	327,038	–	–	–	–
ProFund VP Short International	79,384	77,996	–	–	–	–
ProFund VP Short Emerging Markets	–	120,426	–	–	–	–
ProFund VP Pharmaceuticals	–	–	–	–	480	–
ProFund VP Precious Metals	–	–	–	–	5,428,970	–
ProFund VP Telecommunications	–	–	–	–	630	–
Foreign Exchange Rate Risk Exposure:
ProFunds VP Falling U.S. Dollar	3,939	–	7,066	–	–	13,597
Interest Rate Risk Exposure:
ProFund VP U.S. Government Plus	100,369	497,360	–	–	–	–

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the ProFunds’ VP Statement of Operations for the period ended June 30, 2010:

				Net Change in Unrealized Appreciation
	Realized Gain (Loss) on Derivatives			(Depreciation) on Derivatives
	Recognized as a Result from Operations			Recognized as a Result from Operations

	Net	Net	Net
	realized	realized	realized	Change in
	gain (loss)	gain (loss)	on forward	Net Unrealized
	on futures	on swap	currency	Appreciation/Depreciation
Fund	contracts	agreements	contracts	on Investments

Equity Risk Exposure:
ProFund VP Bull	$56,037	$(543,043)	$–	$(1,100,719)
ProFund VP Mid-Cap	974,406	(345,285)	–	(701,657)
ProFund VP Small-Cap	(221,504)	405,778	–	(121,594)
ProFund VP NASDAQ-100	55,869	(971,870)	–	(858,868)
ProFund VP Europe 30	16,335	–	–	(53,976)
ProFund VP International	(988,612)	(682,562)	–	(127,937)
ProFund VP Emerging Markets	–	(763,968)	–	(398,169)
ProFund VP Japan	(736,554)	–	–	(1,058,015)
ProFund VP UltraSmall-Cap	481,474	(2,287,689)	–	(1,446,140)
ProFund VP Short Small-Cap	(132,950)	(947,765)	–	110,673
ProFund VP Short NASDAQ-100	107,095	387,123	–	537,686
ProFund VP Short International	100,876	(77,588)	–	150,789
ProFund VP Short Emerging Markets	–	44,643	–	124,239
ProFund VP Pharmaceuticals	–	57,823	–	510
ProFund VP Precious Metals	–	9,502,602	–	(2,764,847)
ProFund VP Telecommunications	–	91,664	–	510
Foreign Exchange Rate Risk Exposure:
ProFunds VP Falling U.S. Dollar	(10,062)	–	(170,643)	(4,364)
Interest Rate Risk Exposure:
ProFund VP U.S. Government Plus	187,600	4,127,151	–	1,018,272

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

June 30, 2010 (unaudited) :: Notes to Financial Statements :: 159

Allocations

Expenses directly attributable to a ProFund VP are charged to the ProFund VP, while expenses which are attributable to funds in the Trust, or jointly with an affiliate, are allocated among the respective funds in the Trust and/or affiliate based upon relative net assets or another reasonable basis.

Distributions to Shareholders

Each of the ProFunds VP (except ProFund VP U.S. Government Plus and ProFund VP Money Market) intends to declare and distribute net investment income at least annually. ProFund VP U.S. Government Plus and ProFund VP Money Market declare dividends from net investment income daily and pay dividends on a monthly basis. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, distribution reclassification, equalization, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require a reclassification. The ProFunds VP may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

Federal Income Taxes

Each of the ProFunds VP intends to continue to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds VP intend to make timely distributions in order to avoid tax liability. The ProFunds VP have a tax year end of December 31st.

Management of the ProFunds VP has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Other

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as “Fees paid indirectly.”

3.	Fees and Transactions with Affiliates

The ProFunds VP have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds VP (except ProFund VP U.S. Government Plus) each pay the Advisor a fee at an annualized rate of 0.75%, of the average daily net assets of each respective ProFund VP. The ProFund VP U.S. Government Plus pays the Advisor a fee at an annualized rate of 0.50% of its average daily net assets.

In addition, subject to the condition that the aggregate daily net assets of the Trust and Access One Trust be equal to or greater than $10 billion, the Advisor has agreed to the following fee reductions with respect to each individual Fund: 0.025% of the ProFund’s VP daily net asset value from $500 million to $1 billion, 0.05% of the ProFund’s VP daily net asset value from $1 billion to $2 billion, and 0.075% of such assets in excess of $2 billion.

Citi Fund Services Ohio, Inc. (“Citi”), a wholly owned subsidiary of Citi Fund Services, Inc., acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust pays Citi an annual fee based on the Trust’s and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05% and a base fee for certain filings. Administration fees include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust’s compliance program. Citi also acts as transfer agent and fund accounting agent for the ProFunds VP for which it receives additional fees. As transfer agent for the ProFunds VP, Citi receives a base fee, service charges, fees based on the number of VP funds and reimbursement of certain expenses. As fund accounting agent for the ProFunds VP, Citi receives an annual fee based on the Trust’s and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.00375% to 0.10%, a base fee and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of the Advisor, serves as the Trust’s distributor.

Under a Distribution and Shareholder Services Plan (the “Plan”), adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund VP may pay financial intermediaries such as broker-dealers, insurance companies and ProFunds Distributors, Inc. up to 0.25%, on an annualized basis, of its average daily net assets as compensation for distribution-related activities and/or shareholder services.

160 :: Notes to Financial Statements :: June 30, 2010 (unaudited)

During the period ended June 30, 2010, ProFund VP Money Market paid an amount less than 0.25% on an annualized basis of its average daily net assets to maintain a more competitive yield. Had ProFund VP Money Market paid an amount equal to 0.25% of its average daily net assets, the Distribution and Service Fees would have been $270,725 for the period ended June 30, 2010.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds VP. For these services, each ProFund VP pays the Advisor a fee at the annual rate of 0.10% of its average daily net assets.

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust’s Chief Compliance Officer, such Officers and Trustee receive no compensation from the Trust for serving in their respective roles. The Trust, together with the Access One and affiliated Trusts, will pay each Independent Trustee compensation for his services as Trustee at the annual rate of $133,500. Independent Trustees will also receive $6,375 for attending each regular quarterly in-person meeting, $3,000 for attending each special in-person meeting and $3,000 for attending each telephonic meeting. Each of the two Independent Trustees were compensated $85,500 ($171,000 total) in meeting and retainer fees, plus the reimbursement for certain expenses incurred, in aggregate from the Trust, Access One and affiliated Trusts for the period ended June 30, 2010. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the ProFunds VP reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as “Compliance services fees.”

The Trust, on behalf of the ProFunds VP, has entered into an administrative services agreement with certain insurance companies, pursuant to which the insurance companies will provide administrative services with respect to the ProFunds VP. For these services, the ProFunds VP may pay the insurance companies administrative services fees at an annual rate of up to 0.35% of their average daily net assets as reflected on the Statement of Operations as “Administrative services fees.”

For the period May 1, 2009 through April 30, 2010, the Advisor had contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP in order to limit the annual operating expenses to an annualized rate of 1.68% of the average daily net assets of each ProFund VP (except ProFund VP U.S. Government Plus and ProFund VP Money Market). ProFund VP U.S. Government Plus’ operating expenses were limited to an annualized rate of 1.38% of its average daily net assets. ProFund VP Money Market’s operating expenses were limited to an annualized rate of 1.35% of its average daily net assets.

Effective May 1, 2010, the Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP for the period from May 1, 2010 through April 30, 2011 in order to limit the annual operating expenses to an annualized rate of 1.68% of the average daily net assets of each ProFund VP (except ProFund VP U.S. Government Plus and ProFund VP Money Market). ProFund VP U.S. Government Plus’ operating expenses are limited to an annualized rate of 1.38% of its average daily net assets. ProFund VP Money Market’s operating expense is limited to an annualized rate of 1.35% of its average daily net assets.

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the expense limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund VP to exceed the expense limit for the applicable period. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reduced by the Advisor.” As of June 30, 2010, the recoupments that may potentially be made by the ProFunds VP are as follows:

	Expires	Expires	Expires	Expires
	04/30/11	04/30/12	04/30/13	04/30/14	Total

ProFund VP Bull	$–	$126,900	$78,992	$12,530	$218,422
ProFund VP Mid-Cap	1,412	5,663	–	–	7,075
ProFund VP Small-Cap	–	1,788	26,469	2,700	30,957
ProFund VP NASDAQ-100	8,984	69,998	68,545	6,770	154,298
ProFund VP Small-Cap Value	64,946	82,762	67,168	18,614	233,490
ProFund VP Asia 30	–	106,690	51,307	17,466	175,464
ProFund VP Europe 30	–	36,510	55,765	3,745	96,020
ProFund VP Emerging Markets	2,688	801	–	1,556	5,045
ProFund VP Japan	–	15,335	11,280	1,741	28,355
ProFund VP UltraSmall-Cap	30,280	34,841	28,092	6,326	99,538
ProFund VP Short Small-Cap	–	22,389	30,693	1,053	54,135
ProFund VP Short NASDAQ-100	10,222	44,947	21,074	3,140	79,382
ProFund VP Short International	1,768	4,189	2,917	728	9,602
ProFund VP Short Emerging Markets	1,922	5,422	3,223	542	11,109

June 30, 2010 (unaudited) :: Notes to Financial Statements :: 161

	Expires	Expires	Expires	Expires
	04/30/11	04/30/12	04/30/13	04/30/14	Total

ProFund VP Basic Materials	$21,735	$89,196	$62,023	$7,898	$180,851
ProFund VP Consumer Services	30,317	23,581	24,087	7,045	85,030
ProFund VP Financials	35,692	55,521	42,736	7,657	141,606
ProFund VP Oil & Gas	45,630	155,284	98,078	10,354	309,347
ProFund VP Pharmaceuticals	15,085	15,367	20,198	1,657	52,307
ProFund VP Precious Metals	22,547	107,185	146,390	16,925	293,047
ProFund VP Telecommunications	25,680	28,034	11,430	2,072	67,216
ProFund VP Utilities	50,239	100,732	34,576	5,380	190,927
ProFund VP U.S. Government Plus	36,984	173,433	46,914	3,466	260,797
ProFund VP Falling U.S. Dollar	3,820	2,218	–	437	6,475
ProFund VP Money Market	110,014	491,368	249,555	42,181	893,118

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of ProFund VP Money Market for the periods from May 1, 2009 through April 30, 2010 and May 1, 2010 through April 30, 2011 to the extent necessary to maintain a certain net minimum yield as determined by the Advisor.

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the minimum yield limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause the ProFund VP Money Market’s net yield to fall below the highest previously determined minimum yield and such recoupment would not be subject to the contractual operating expense limit in effect at the time of such recoupment. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reduced by the Advisor.” As of June 30, 2010, the recoupments that may potentially be made by ProFund VP Money Market are as follows:

	Expires	Expires
	04/30/13	04/30/14

ProFund VP Money Market	$2,933,033	$524,418

4.	Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the period ended June 30, 2010 were as follows:

	Purchases	Sales

ProFund VP Bull	$47,141,277	$67,297,856
ProFund VP Small-Cap	3,839,347	2,336,807
ProFund VP NASDAQ-100	282,993	13,225,388
ProFund VP Small-Cap Value	71,119,675	69,357,016
ProFund VP Asia 30	25,122,792	71,648,285
ProFund VP Europe 30	14,957,963	41,576,116
ProFund VP Emerging Markets	16,321,956	5,051,200
ProFund VP UltraSmall-Cap	4,178,314	8,801,197
ProFund VP Basic Materials	26,558,208	57,608,266
ProFund VP Consumer Services	25,297,023	17,637,184
ProFund VP Financials	22,537,562	20,350,674
ProFund VP Oil & Gas	17,919,742	34,378,388
ProFund VP Pharmaceuticals	12,015,929	16,563,993
ProFund VP Telecommunications	18,357,476	18,012,161
ProFund VP Utilities	8,903,281	15,047,858

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the period ended June 30, 2010 were as follows:

	Purchases	Sales

ProFund VP Precious Metals	$12,737,014	$48,241,654
ProFund VP U.S. Government Plus	107,966,208	99,714,398

162 :: Notes to Financial Statements :: June 30, 2010 (unaudited)

5.	Investment Risks

Concentration Risk

Concentration risk results from maintaining exposure to a limited number of issuers, industries, market sectors, countries or geographical regions. The risk of concentrating investments is that a ProFund VP will be more susceptible to risks associated with that concentration than a ProFund VP that is more diversified. With respect to the Sector ProFunds VP, a ProFund VP may have significant exposure to an individual company that constitutes a significant portion of that ProFund VP’s benchmark index. Such a ProFund VP will be more susceptible to the risks associated with that specific company, which may be different from the risks generally associated with the companies contained in the index. Each ProFund VP may concentrate its investments in a particular industry or group of industries to approximately the same extent as the index or security underlying its benchmark and in accordance with its investment objective to the extent permitted by applicable regulatory guidance. Additionally, certain ProFunds VP that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds VP may be more volatile than a more geographically diversified ProFund VP. The Schedules of Portfolio Investments include information on each ProFund VP’s holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

A number of factors may affect a ProFund VP’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a ProFund VP will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a ProFund VP from achieving its investment objective. A number of factors may adversely affect a ProFund VP’s correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of leveraged investment techniques, income items and accounting standards. A ProFund VP may not have investment exposure to all securities in its underlying benchmark index, or its weighting of investment exposure to such stocks or industries may be different from that of the index. In addition, a ProFund VP may invest in securities or financial instruments not included in the index underlying its benchmark. A ProFund VP may be subject to large movements of assets into and out of the ProFund VP, potentially resulting in the ProFund VP being over-or under-exposed to its benchmark. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the ProFunds’ VP ability to meet their daily investment objective on that day. Each ProFund VP seeks to rebalance its portfolio daily to keep leverage consistent with each ProFund VP’s daily investment objective.

Certain ProFunds VP are “leveraged” funds in the sense that they have investment objectives to match a multiple of the performance of an index on a given day. These ProFunds VP are subject to all of the correlation risks described above. In addition, there is a special form of correlation risk that derives from these ProFunds’ VP use of leverage, which is that for periods greater than one day, the use of leverage tends to cause the performance of a ProFund VP to be either greater than or less than the index performance times the stated multiple in the fund objective, before accounting for fees and fund expenses. In general, given a particular index return, increased volatility of the index will cause a decrease in the performance relative to the index performance times the stated fund multiple.

Counterparty Risk

The ProFunds VP will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the ProFunds VP. The ProFunds VP structure the agreements such that either party can terminate the contract without penalty prior to the termination date. A ProFund VP may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances. The ProFunds VP typically enter into transactions with counterparties whose credit rating is investment grade, as determined by a nationally recognized statistical rating organization.

Leverage Risk

Leverage offers a means of magnifying market movements into larger changes in an investment’s value and provides greater investment exposure than an unleveraged investment. Swap agreements, borrowing, futures contracts, forward contracts, options and short sales, all may be used to create leverage. While only certain ProFunds VP employ leverage to the extent that the ProFunds’VP exposure to the markets exceed the net assets of the ProFund VP, all of the non-money market ProFunds VP may use leveraged investment techniques to achieve their investment objectives.

June 30, 2010 (unaudited) :: Notes to Financial Statements :: 163

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund VP invests, the ProFunds VP might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Advisor. This may prevent a ProFund VP from limiting losses, realizing gains or from achieving a high correlation or inverse correlation with its underlying benchmark.

Please refer to the Prospectus and the Statement of Additional Information for additional description of the risks associated with the ProFunds VP, including graphs which illustrate the impact of leverage and index volatility on Fund performance.

6.	Federal Income Tax Information

As of the latest tax year end of December 31, 2009, the following ProFunds VP had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

	Expires	Expires	Expires	Expires	Expires	Expires	Expires
	12/31/11	12/31/12	12/31/13	12/31/14	12/31/15	12/31/16	12/31/17	Total

ProFund VP Bull	$–	$–	$–	$–	$–	$9,247,517	$–	$9,247,517
ProFund VP Small-Cap	–	–	–	–	–	–	85,570	85,570
ProFund VP NASDAQ-100	–	–	–	3,476,760	–	5,034,444	–	8,511,204
ProFund VP Small-Cap Value	–	–	–	–	–	8,197,734	3,907,712	12,105,446
ProFund VP Asia 30	–	–	–	–	–	–	660,774	660,774
ProFund VP Europe 30	–	–	–	–	–	–	3,481,257	3,481,257
ProFund VP Japan	–	–	–	1,757,204	5,078,522	7,199,827	–	14,035,553
ProFund VP UltraSmall-Cap	–	–	7,014,336	–	4,786,322	13,748,864	–	25,549,522
ProFund VP Short Small-Cap	–	–	–	509,147	2,926,942	–	10,167,878	13,603,967
ProFund VP Short NASDAQ-100	10,861,864	17,059,717	2,225,939	3,507,939	5,450,519	–	11,760,242	50,866,220
ProFund VP Short International	–	–	–	–	–	–	1,848,830	1,848,830
ProFund VP Short Emerging Markets	–	–	–	–	–	21,234	1,913,442	1,934,676
ProFund VP Basic Materials	–	–	–	142,609	–	12,512,598	647,115	13,302,322
ProFund VP Consumer Services	–	–	172,236	–	–	397,048	301,213	870,497
ProFund VP Financials	–	–	–	–	–	6,088,475	3,025,224	9,113,699
ProFund VP Oil & Gas	–	–	–	–	–	–	1,504,513	1,504,513
ProFund VP Pharmaceuticals	707,889	938,481	1,453,587	424,035	–	1,085,194	3,852,304	8,461,490
ProFund VP Precious Metals	–	–	–	–	–	28,501,617	–	28,501,617
ProFund VP Telecommunications	–	–	–	–	–	4,673,454	1,865,774	6,539,228
ProFund VP Utilities	–	–	–	–	–	671,740	1,350,225	2,021,965
ProFund VP U.S. Government Plus	–	–	–	–	–	–	20,818,539	20,818,539
ProFund VP Falling U.S. Dollar	–	–	–	–	–	2,002,567	–	2,002,567

As of the latest tax year end of December 31, 2009, the following ProFunds VP had additional net capital loss carryforwards that may be available to offset future net capital gains, if any. The amount of these losses that may be utilized are limited as a result of a prior year ownership change of the insurance company that issues the variable annuity contracts for which the ProFunds VP are investment options. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains which were offset will not be distributed to shareholders:

	Expires	Expires	Expires	Expires	Expires	Expires	Expires
	12/31/10	12/31/11	12/31/12	12/31/13	12/31/15	12/31/16	12/31/17	Total

ProFund VP Mid-Cap	$–	$–	$–	$–	$61,060	$1,183,166	$–	$1,244,226
ProFund VP Small-Cap	–	–	–	–	–	–	425,053	425,053
ProFund VP NASDAQ-100	4,633,599	1,424,903	6,628,365	–	–	–	–	12,686,867
ProFund VP Europe 30	6,933,404	3,450,241	3,425,937	–	–	–	–	13,809,582
ProFund VP Japan	67,341	92,208	–	–	–	–	–	159,549
ProFund VP UltraSmall-Cap	5,012,717	–	–	–	–	–	–	5,012,717
ProFund VP Short Small-Cap	–	369	–	–	–	–	–	369
ProFund VP Short NASDAQ-100	–	1,426,502	–	–	–	–	–	1,426,502
ProFund VP Short Emerging Markets	–	–	–	–	56,890	34,458	–	91,348
ProFund VP Basic Materials	376,680	125,560	–	–	–	–	–	502,240
ProFund VP Consumer Services	701,646	24,850	–	–	–	–	–	726,496
ProFund VP Financials	578,912	945,462	–	–	–	–	–	1,524,374
ProFund VP Oil & Gas	1,712,692	506,983	–	506,983	–	–	–	2,726,658
ProFund VP Pharmaceuticals	–	354,345	–	–	–	–	–	354,345
ProFund VP Precious Metals	794,536	764,478	–	–	–	–	–	1,559,014
ProFund VP Telecommunications	1,144,572	381,524	–	–	–	–	–	1,526,096
ProFund VP Utilities	2,194,179	731,393	226,080	–	–	–	–	3,151,652

164 :: Notes to Financial Statements :: June 30, 2010 (unaudited)

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2009 were as follows:

		Net			Total
	Ordinary	Long-Term	Total Taxable	Return of	Distributions
	Income	Gains	Distributions	Capital	Paid

ProFund VP Bull	$686,731	$–	$686,731	$–	$686,731
ProFund VP Small-Cap Value	81,880	–	81,880	–	81,880
ProFund VP Asia 30	869,798	11,623,305	12,493,103	–	12,493,103
ProFund VP Europe 30	1,427,460	–	1,427,460	–	1,427,460
ProFund VP International	2,274	–	2,274	–	2,274
ProFund VP Emerging Markets	20,311	–	20,311	–	20,311
ProFund VP Japan	65,646	–	65,646	–	65,646
ProFund VP UltraSmall-Cap	17,817	–	17,817	–	17,817
ProFund VP Short Small-Cap	120,502	–	120,502	–	120,502
ProFund VP Short NASDAQ-100	112,025	–	112,025	–	112,025
ProFund VP Short International	368,411	–	368,411	–	368,411
ProFund VP Basic Materials	266,272	–	266,272	–	266,272
ProFund VP Financials	487,543	–	487,543	–	487,543
ProFund VP Oil & Gas	–	9,120,883	9,120,883	–	9,120,883
ProFund VP Pharmaceuticals	226,653	–	226,653	–	226,653
ProFund VP Precious Metals	974,226	–	974,226	–	974,226
ProFund VP Telecommunications	423,510	–	423,510	–	423,510
ProFund VP Utilities	1,254,992	–	1,254,992	–	1,254,992
ProFund VP U.S. Government Plus	23,651,729	704,434	24,356,163	30,119	24,386,282
ProFund VP Falling U.S. Dollar	58,271	–	58,271	–	58,271
ProFund VP Money Market	90,479	–	90,479	–	90,479

As of the latest tax year ended December 31, 2009, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Accumulated	Unrealized	Accumulated
	Ordinary	Long Term	Capital and	Appreciation	Earnings
	Income	Capital Gains	Other Losses	(Depreciation)	(Deficit)

ProFund VP Bull	$135,672	$–	$(9,247,517)	$11,193,913	$2,082,068
ProFund VP Mid-Cap	575,549	357,615	(1,244,226)	(74,884)	(385,946)
ProFund VP Small-Cap	–	–	(510,623)	19,215	(491,408)
ProFund VP NASDAQ-100	–	–	(21,198,071)	11,698,785	(9,499,286)
ProFund VP Small-Cap Value	52,497	–	(12,105,446)	(2,530,945)	(14,583,894)
ProFund VP Asia 30	72,405	–	(660,774)	28,245,230	27,656,861
ProFund VP Europe 30	652,355	–	(17,290,839)	4,541,018	(12,097,466)
ProFund VP International	–	672,301	–	(61,588)	610,713
ProFund VP Emerging Markets	709,168	–	–	551,198	1,260,366
ProFund VP Japan	–	–	(14,195,102)	–	(14,195,102)
ProFund VP UltraSmall-Cap	–	–	(30,562,239)	1,089,986	(29,472,253)
ProFund VP Short Small-Cap	–	–	(13,604,336)	146,177	(13,458,159)
ProFund VP Short NASDAQ-100	–	–	(52,292,722)	103,473	(52,189,249)
ProFund VP Short International	–	–	(1,848,830)	12,354	(1,836,476)
ProFund VP Short Emerging Markets	–	–	(2,026,024)	(3,813)	(2,029,837)
ProFund VP Basic Materials	336,513	–	(13,804,562)	921,827	(12,546,222)
ProFund VP Consumer Services	–	–	(1,596,993)	434,914	(1,162,079)
ProFund VP Financials	88,722	–	(10,638,073)	(4,317,073)	(14,866,424)
ProFund VP Oil & Gas	304,297	–	(4,231,171)	26,019,823	22,092,949
ProFund VP Pharmaceuticals	399,470	–	(8,815,835)	(388,797)	(8,805,162)
ProFund VP Precious Metals	–	–	(30,060,631)	(2,665,631)	(32,726,262)
ProFund VP Telecommunications	452,783	–	(8,065,324)	(385,244)	(7,997,785)
ProFund VP Utilities	856,502	–	(5,173,617)	5,658,113	1,340,998
ProFund VP U.S. Government Plus	–	–	(20,818,539)	(1,693,590)	(22,512,129)
ProFund VP Falling U.S. Dollar	–	–	(2,002,567)	–	(2,002,567)

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2010.

June 30, 2010 (unaudited) :: Notes to Financial Statements :: 165

At June 30, 2010, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

				Net
		Tax	Tax	Unrealized
		Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)

ProFund VP Bull	$84,397,911	$8,840,651	$(11,828,964)	$(2,988,313)
ProFund VP Mid-Cap	9,520,000	–	–	–
ProFund VP Small-Cap	5,033,107	29,831	(157,077)	(127,246)
ProFund VP NASDAQ-100	35,996,784	13,444,029	(5,695,277)	7,748,752
ProFund VP Small-Cap Value	25,009,228	4,916,829	(8,238,843)	(3,322,014)
ProFund VP Asia 30	43,096,056	32,869,407	(13,425,151)	19,444,256
ProFund VP Europe 30	30,579,964	6,179,233	(10,056,768)	(3,877,535)
ProFund VP International	2,747,000	–	–	–
ProFund VP Emerging Markets	23,115,498	356,453	(1,625,947)	(1,269,494)
ProFund VP Japan	8,360,000	–	–	–
ProFund VP UltraSmall-Cap	19,840,833	439,254	(142,363)	296,891
ProFund VP Short Small-Cap	17,355,000	–	–	–
ProFund VP Short NASDAQ-100	26,154,000	–	–	–
ProFund VP Short International	2,911,000	–	–	–
ProFund VP Short Emerging Markets	2,504,000	–	–	–
ProFund VP Basic Materials	37,630,090	13,537,957	(16,719,106)	(3,181,149)
ProFund VP Consumer Services	13,163,398	1,038,671	(1,404,893)	(366,222)
ProFund VP Financials	33,932,524	8,867,832	(15,502,698)	(6,634,866)
ProFund VP Oil & Gas	39,141,081	24,990,458	(9,154,201)	15,836,257
ProFund VP Pharmaceuticals	5,056,931	874,933	(1,495,796)	(620,863)
ProFund VP Precious Metals	138,683,000	–	–	–
ProFund VP Telecommunications	8,428,709	742,448	(2,394,801)	(1,652,353)
ProFund VP Utilities	26,609,032	8,427,340	(5,202,173)	3,225,167
ProFund VP U.S. Government Plus	90,793,676	2,494,303	(18,416)	2,475,887
ProFund VP Falling U.S. Dollar	1,428,000	–	–	–
ProFund VP Money Market	260,019,000	–	–	–

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168 :: Expense Examples (unaudited)

As a ProFund VP shareholder, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution fees; and other ProFund VP expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a ProFund VP and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. These examples also do not reflect separate accounts or insurance contract fees and charges. If those fees were reflected, expenses would be higher.

These examples are based on an investment of $1,000 invested at January 1, 2010 and held for the entire period from January 1, 2010 through June 30, 2010.

The Actual Expense table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning	Ending Account	Expenses Paid	Expense Ratio
	Account Value	Value	During Period*	During Period
	1/1/10	6/30/10	1/1/10 - 6/30/10	1/1/10 - 6/30/10

ProFund VP Bull	$1,000.00	$922.40	$8.01	1.68%
ProFund VP Mid-Cap	1,000.00	978.60	8.19	1.67%
ProFund VP Small-Cap	1,000.00	966.10	8.19	1.68%
ProFund VP NASDAQ-100	1,000.00	931.20	8.04	1.68%
ProFund VP Small-Cap Value	1,000.00	974.10	8.22	1.68%
ProFund VP Asia 30	1,000.00	936.70	8.07	1.68%
ProFund VP Europe 30	1,000.00	826.00	7.61	1.68%
ProFund VP International	1,000.00	856.10	7.73	1.68%
ProFund VP Emerging Markets	1,000.00	882.50	7.79	1.67%
ProFund VP Japan	1,000.00	856.10	7.73	1.68%
ProFund VP UltraSmall-Cap	1,000.00	918.20	7.99	1.68%
ProFund VP Short Small-Cap	1,000.00	955.50	8.15	1.68%
ProFund VP Short NASDAQ-100	1,000.00	1,031.70	8.46	1.68%
ProFund VP Short International	1,000.00	1,119.10	8.83	1.68%
ProFund VP Short Emerging Markets	1,000.00	1,056.80	8.57	1.68%
ProFund VP Basic Materials	1,000.00	895.20	7.89	1.68%
ProFund VP Consumer Services	1,000.00	965.50	8.19	1.68%
ProFund VP Financials	1,000.00	954.20	8.14	1.68%
ProFund VP Oil & Gas	1,000.00	865.00	7.77	1.68%
ProFund VP Pharmaceuticals	1,000.00	909.70	7.95	1.68%
ProFund VP Precious Metals	1,000.00	1,063.80	8.60	1.68%
ProFund VP Telecommunications	1,000.00	900.40	7.92	1.68%
ProFund VP Utilities	1,000.00	931.70	8.05	1.68%
ProFund VP U.S. Government Plus	1,000.00	1,189.50	7.49	1.38%
ProFund VP Falling U.S. Dollar	1,000.00	898.20	9.13	1.94%
ProFund VP Money Market	1,000.00	1,000.10	0.35	0.07%

*
Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Expense Examples (unaudited) :: 169

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning	Ending Account	Expenses Paid	Expense Ratio
	Account Value	Value	During Period*	During Period
	1/1/10	6/30/10	1/1/10 - 6/30/10	1/1/10 - 6/30/10

ProFund VP Bull	$1,000.00	$1,016.46	$8.40	1.68%
ProFund VP Mid-Cap	1,000.00	1,016.51	8.35	1.67%
ProFund VP Small-Cap	1,000.00	1,016.46	8.40	1.68%
ProFund VP NASDAQ-100	1,000.00	1,016.46	8.40	1.68%
ProFund VP Small-Cap Value	1,000.00	1,016.46	8.40	1.68%
ProFund VP Asia 30	1,000.00	1,016.46	8.40	1.68%
ProFund VP Europe 30	1,000.00	1,016.46	8.40	1.68%
ProFund VP International	1,000.00	1,016.46	8.40	1.68%
ProFund VP Emerging Markets	1,000.00	1,016.51	8.35	1.67%
ProFund VP Japan	1,000.00	1,016.46	8.40	1.68%
ProFund VP UltraSmall-Cap	1,000.00	1,016.46	8.40	1.68%
ProFund VP Short Small-Cap	1,000.00	1,016.46	8.40	1.68%
ProFund VP Short NASDAQ-100	1,000.00	1,016.46	8.40	1.68%
ProFund VP Short International	1,000.00	1,016.46	8.40	1.68%
ProFund VP Short Emerging Markets	1,000.00	1,016.46	8.40	1.68%
ProFund VP Basic Materials	1,000.00	1,016.46	8.40	1.68%
ProFund VP Consumer Services	1,000.00	1,016.46	8.40	1.68%
ProFund VP Financials	1,000.00	1,016.46	8.40	1.68%
ProFund VP Oil & Gas	1,000.00	1,016.46	8.40	1.68%
ProFund VP Pharmaceuticals	1,000.00	1,016.46	8.40	1.68%
ProFund VP Precious Metals	1,000.00	1,016.46	8.40	1.68%
ProFund VP Telecommunications	1,000.00	1,016.46	8.40	1.68%
ProFund VP Utilities	1,000.00	1,016.46	8.40	1.68%
ProFund VP U.S. Government Plus	1,000.00	1,017.95	6.90	1.38%
ProFund VP Falling U.S. Dollar	1,000.00	1,015.17	9.69	1.94%
ProFund VP Money Market	1,000.00	1,024.45	0.35	0.07%

*
Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

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This report is submitted for the general information of the shareholders of the ProFunds VP. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 888-776-5717.

A description of the policies and procedures that the ProFunds VP uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 888-776-3637; and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the ProFund VP voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by calling toll-free 888-776-3637; and on the Commission’s website at sec.gov.

ProFunds VP file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holding for the Funds in this report are available without charge on the Commission’s website at sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

06/10

Item 2.   Code of Ethics.

Not applicable – only for annual reports.

Item 3.   Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4.   Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5.   Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Investments.

(a)   Not applicable.

(b)   Not applicable.

Item 7.   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.   Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.   Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.   Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.   Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Not applicable - only for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    ProFunds

By (Signature and Title)* /s/ Christopher E. Sabato
  Christopher E. Sabato, Treasurer and Principal Financial Officer

Date              September 7, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Louis M. Mayberg
  Louis M. Mayberg, President and Principal Executive Officer

Date              September 7, 2010

By (Signature and Title)* /s/ Christopher E. Sabato
  Christopher E. Sabato, Treasurer and Principal Financial Officer

Date              September 7, 2010

* Print the name and title of each signing officer under his or her signature.